UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23305

AMERICAN CENTURY ETF TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	08-31-2025

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)

ANNUAL SHAREHOLDER REPORT

American Century California Municipal Bond ETF

NYSE Arca, Inc. (CATF)	August 31, 2025

This annual shareholder report contains important information about American Century California Municipal Bond ETF for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century California Municipal Bond ETF	$27	0.27%

What were the key factors that affected the fund’s performance?
American Century California Municipal Bond ETF returned (0.41)% for the reporting period ended August 31, 2025.
The fund seeks high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P California AMT-Free Municipal Bond Index.
•	Against a backdrop of heavy municipal bond (muni) supply, tax policy and municipal exemption uncertainty and broader rate market volatility, most muni returns were slightly negative for the period. However, California munis generally outperformed national municipal bonds.
•	Sector allocation was the primary detractor from performance, largely due to an underweight position versus the index in state general obligation (GO) bonds and an overweight position in development district bonds. Our position in cash equivalents and an out-of-index stake in gas prepaid bonds helped offset some of the negative allocation effects.
•	Our yield curve strategy detracted, but positive roll-down effects helped offset some of the negative results from curve positioning and duration.
•	Security selection broadly aided performance, with our choices in the development district, local GO and charter schools sectors driving results. Security selection in the public university and state GO sectors weighed on performance.

Cumulative Performance (based on an initial $10,000 investment)
July 16, 2024 through August 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
American Century California Municipal Bond ETF	-0.41%	0.50%	7/16/24
Regulatory Index
S&P National AMT-Free Municipal Bond	-0.20%	0.56%	—
Performance Index
S&P California AMT-Free Municipal Bond	-0.02%	0.80%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$51,096,042
Management Fees (dollars paid during the reporting period)	$90,961
Portfolio Turnover Rate	47%
Total Number of Portfolio Holdings	201

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	97.9%
Short-Term Investments	2.1%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072117

ANNUAL SHAREHOLDER REPORT

American Century Diversified Corporate Bond ETF

NYSE Arca, Inc. (KORP)	August 31, 2025

This annual shareholder report contains important information about American Century Diversified Corporate Bond ETF for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Diversified Corporate Bond ETF	$30	0.29%

What were the key factors that affected the fund’s performance?
American Century Diversified Corporate Bond ETF returned 4.19% for the reporting period ended August 31, 2025.
The fund seeks to provide current income. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Intermediate Corporate Bond Index.
•	The Federal Reserve cut interest rates by 1 percentage point in late 2024. Policymakers held steady during the rest of the period as economic data remained resilient, tariff policy stayed uncertain, and inflation edged higher. Overall, yields on short-maturity Treasuries declined, while yields on longer-maturity Treasuries rose. Meanwhile, credit spreads generally tightened, and U.S. corporate bonds generally outperformed Treasuries.
•	Our duration strategy detracted from performance due to relative positioning in late 2024. Interest rates rose, and the fund’s longer-than-index duration weighed on results.
•	Security selection was a key contributor to performance. Our choices among financial institutions and in the technology, media and telecommunications and industrials sectors largely drove results.
•	Sector allocation also broadly contributed to performance. An out-of-index position in high-yield corporate bonds, which outperformed investment-grade corporates for the period, was the main contributor. This allocation more than offset the negative effects from an out-of-index stake in government bonds.

Cumulative Performance (based on an initial $10,000 investment)
January 11, 2018 through August 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
American Century Diversified Corporate Bond ETF	4.19%	1.59%	2.76%	1/11/18
Regulatory Index
Bloomberg U.S. Aggregate Bond	3.14%	-0.68%	1.59%	—
Performance Index
Bloomberg U.S. Corporate Bond	3.91%	-0.01%	2.40%	—
Bloomberg U.S. Intermediate Corporate Bond	5.68%	1.51%	3.03%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
The investment advisor selected a different index for comparison purposes. The advisor believes the Bloomberg U.S. Corporate Bond Index is more reflective of the fund's strategy as compared to the Bloomberg U.S. Intermediate Corporate Bond Index.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$566,029,052
Management Fees (dollars paid during the reporting period)	$1,228,503
Portfolio Turnover Rate	176%
Total Number of Portfolio Holdings	310

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	85.4%
Convertible Preferred Securities	5.2%
Preferred Securities	3.9%
U.S. Treasury Securities	0.5%
Short-Term Investments	6.3%
Other Assets and Liabilities	(1.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072109

ANNUAL SHAREHOLDER REPORT
American Century Diversified Municipal Bond ETF

NYSE Arca, Inc. (TAXF)	August 31, 2025

This annual shareholder report contains important information about American Century Diversified Municipal Bond ETF for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Diversified Municipal Bond ETF	$29	0.29%

What were the key factors that affected the fund’s performance?
American Century Diversified Municipal Bond ETF returned (0.14)% for the reporting period ended August 31, 2025.
The fund seeks current income that is exempt from federal income tax. The commentary below refers to the fund’s performance compared to the S&P National AMT-Free Municipal Bond Index.
•	Against a backdrop of heavy municipal bond (muni) supply, tax policy and municipal exemption uncertainty and broader rate market volatility, most muni returns were slightly negative. High-yield munis generally underperformed, which weighed on the fund’s out-of-index allocation to the sector.
•	Security selection was a key contributor to fund performance, largely due to our choices in the local general obligation (GO) and private university sectors. These results more than offset the negative effects from our selections in the tax increment and toll facilities sectors.
•	Our yield curve strategy contributed to performance, primarily due to roll-down effects and duration positioning.
•	Overall, sector allocation modestly contributed to performance. Out-of-index position in the gas prepaid and multifamily housing sectors and an underweight versus the index in the special tax sector were top contributors. An underweight to state GO bonds and overweight positions in charter schools and student housing detracted from results.

Cumulative Performance (based on an initial $10,000 investment)
September 10, 2018 through August 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
American Century Diversified Municipal Bond ETF	-0.14%	0.84%	2.29%	9/10/18
S&P National AMT-Free Municipal Bond	-0.20%	0.40%	1.95%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$488,134,009
Management Fees (dollars paid during the reporting period)	$1,451,353
Portfolio Turnover Rate	36%
Total Number of Portfolio Holdings	673

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.9%
Short-Term Investments	0.5%
Other Assets and Liabilities	(0.4)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072505

ANNUAL SHAREHOLDER REPORT
American Century Focused Dynamic Growth ETF

NYSE Arca, Inc. (FDG)	August 31, 2025

This annual shareholder report contains important information about American Century Focused Dynamic Growth ETF for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Focused Dynamic Growth ETF	$52	0.45%

What were the key factors that affected the fund’s performance?
American Century Focused Dynamic Growth ETF returned 29.62% for the reporting period ended August 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	The industrials sector contributed most to relative performance as a result of stock selection in the aerospace and defense industry. The last several years have seen an explosion in the number of space launches, reflecting surging demand for communication, defense and other space-based applications. The number one contributor to performance was launch services provider Rocket Lab.
•	In a period of such strong performance, many sectors made meaningful contributions to relative results. In the communication services sector, positioning among interactive media and services stocks helped most. In the health care sector, an underweight to pharmaceuticals companies and stock choices among biotechnology stocks were beneficial.
•	Stock selection detracted from performance in the energy sector. It hurt relative results to have an overweight to energy equipment and services stock Cactus.
•	Positioning in the financials and consumer discretionary sectors also detracted modestly from relative results. Stock choices in the financial services and hotels, restaurants and leisure industries, respectively, hurt performance in those sectors.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2020 through August 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
American Century Focused Dynamic Growth ETF	29.62%	11.15%	21.61%	3/31/20
Regulatory Index
Russell 1000	16.24%	14.34%	20.17%	—
Performance Index
Russell 1000 Growth	22.58%	15.25%	23.14%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$345,741,778
Management Fees (dollars paid during the reporting period)	$1,259,749
Portfolio Turnover Rate	40%
Total Number of Portfolio Holdings	38

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.1%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	1.0%	Software	14%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	11%
		Broadline Retail	10%
		Biotechnology	10%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072810

ANNUAL SHAREHOLDER REPORT
American Century Focused Large Cap Value ETF

NYSE Arca, Inc. (FLV)	August 31, 2025

This annual shareholder report contains important information about American Century Focused Large Cap Value ETF for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Focused Large Cap Value ETF	$44	0.42%

What were the key factors that affected the fund’s performance?
American Century Focused Large Cap Value ETF returned 9.19% for the reporting period ended August 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Value Index.
•	Security selection in the information technology sector aided relative performance. While the fund is broadly underweight to the sector, certain overweight positions contributed to results. A holding in F5 helped performance as the technology company has benefited from strong enterprise spending and its ability to digest inventory from early in the period.
•	Choices of investments in the utilities sector proved fortuitous. The fund’s allocation to the gas utilities industry helped relative performance, owing in part to an overweight position in Atmos Energy, which benefited from macroeconomic conditions. An overweight position in Duke Energy, an electric utility, was also additive.
•	Stock picks in the consumer staples sector slowed relative results. An overweight position in the food products industry detracted as inflation, commodity prices and an uncertain regulatory outlook pressured certain companies. A lack of exposure to the tobacco industry also hurt as certain products are gaining popularity.
•	Security selection in the energy sector hampered performance. Low commodity prices challenged stocks in the oil, gas and consumable fuels industry, where the fund has certain overweight positions that detracted from results.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2020 through August 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
American Century Focused Large Cap Value ETF	9.19%	12.16%	15.42%	3/31/20
Regulatory Index
Russell 1000	16.24%	14.34%	20.17%	—
Performance Index
Russell 1000 Value	9.33%	12.97%	16.41%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$269,975,585
Management Fees (dollars paid during the reporting period)	$1,016,778
Portfolio Turnover Rate	56%
Total Number of Portfolio Holdings	48

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.5%	Personal Care Products	9%
Short-Term Investments	1.5%	Banks	8%
Other Assets and Liabilities	0.0%	Health Care Equipment and Supplies	8%
		Oil, Gas and Consumable Fuels	7%
		Capital Markets	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072794

ANNUAL SHAREHOLDER REPORT
American Century Large Cap Equity ETF

NYSE Arca, Inc. (ACLC)	August 31, 2025

This annual shareholder report contains important information about American Century Large Cap Equity ETF for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Large Cap Equity ETF	$41	0.39%

What were the key factors that affected the fund’s performance?
American Century Large Cap Equity ETF returned 9.45% for the reporting period ended August 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the S&P 500 Index.
•	The 12-month period saw stocks rise to record highs despite significant volatility related to uncertainty about trade, tariffs, the economy, inflation and interest rates. A number of the best-performing stocks were those related to artificial intelligence. In this environment, higher-quality, large-cap growth-oriented stocks performed well.
•	The leading contributors to relative returns came from a wide range of sectors and industries. The largest individual contributor was Johnson Controls International, whose products help businesses such as data centers solve their cooling and energy efficiency needs. Another key contributor was investment bank Morgan Stanley, which benefited from strong financial market performance.
•	Stock choices in the health care sector detracted most from relative returns. Within the sector, our stock choices among select health care providers and services and pharmaceuticals stocks hurt most. Elsewhere, positioning in the consumer discretionary and information technology sectors also meaningfully detracted.

Cumulative Performance (based on an initial $10,000 investment)
July 13, 2020 through August 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
American Century Large Cap Equity ETF	9.45%	12.30%	14.36%	7/13/20
S&P 500	15.88%	14.74%	16.71%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$242,752,142
Management Fees (dollars paid during the reporting period)	$876,434
Portfolio Turnover Rate	29%
Total Number of Portfolio Holdings	101

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.4%	Semiconductors and Semiconductor Equipment	13%
Short-Term Investments	0.5%	Software	12%
Other Assets and Liabilities	0.1%	Interactive Media and Services	7%
		Capital Markets	5%
		Technology Hardware, Storage and Peripherals	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072752

ANNUAL SHAREHOLDER REPORT
American Century Large Cap Growth ETF

NYSE Arca, Inc. (ACGR)	August 31, 2025

This annual shareholder report contains important information about American Century Large Cap Growth ETF for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Large Cap Growth ETF	$42	0.39%

What were the key factors that affected the fund’s performance?
American Century Large Cap Growth ETF returned 15.69% for the reporting period ended August 31, 2025.
The fund seeks capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	Many of the leading individual contributions to relative performance came from avoiding poor-performing stocks in the health care sector. For example, it benefited relative results to have no exposure to a number of lagging pharmaceutical and medical device companies. In addition, it was helpful to hold overweight positions in select information technology stocks.
•	In sector terms, positioning in the consumer staples sector contributed most to relative returns. In a period when growth-oriented stocks performed best, these more traditionally defensive stocks lagged. As a result, it benefited relative performance to be underrepresented in these poor-performing shares.
•	Turning to relative detractors, stock choices in the information technology sector detracted most from performance. Our stock choices among select software, semiconductors and semiconductor equipment stocks hurt most, reflecting our relative weights in a number of perceived artificial intelligence beneficiaries.
•	Elsewhere, positioning in the consumer discretionary and financials sectors also detracted. In consumer discretionary, uncertainty around the economy, interest rates, tariffs and trade policy led us to underweight automobiles. Unfortunately, this positioning detracted. In financials, our allocation to the financial services industry hurt most.

Cumulative Performance (based on an initial $10,000 investment)
June 29, 2021 through August 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
American Century Large Cap Growth ETF	15.69%	11.57%	6/29/21
Regulatory Index
Russell 1000	16.24%	11.12%	—
Performance Index
Russell 1000 Growth	22.58%	13.41%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$19,413,056
Management Fees (dollars paid during the reporting period)	$67,203
Portfolio Turnover Rate	32%
Total Number of Portfolio Holdings	87

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Software	22%
Short-Term Investments	0.3%	Semiconductors and Semiconductor Equipment	21%
Other Assets and Liabilities	0.0%	Interactive Media and Services	9%
		Technology Hardware, Storage and Peripherals	8%
		Financial Services	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072380

ANNUAL SHAREHOLDER REPORT
American Century Mid Cap Growth Impact ETF

NYSE Arca, Inc. (MID)	August 31, 2025

This annual shareholder report contains important information about American Century Mid Cap Growth Impact ETF for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Mid Cap Growth Impact ETF	$48	0.45%

What were the key factors that affected the fund’s performance?
American Century Mid Cap Growth Impact ETF returned 13.21% for the reporting period ended August 31, 2025.
This fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell Midcap Growth Index.
•	An overweight position in the utilities sector contributed to relative results for the 12-month period. Specifically, independent power and renewable electricity producers benefited. Vistra, a Texas-based energy company, was a key holding as demand for power rose.
•	The ETF owned nothing in the real estate sector, and that helped relative results. Real estate investment trusts have traded at a discount as the industry contends with macroeconomic headwinds.
•	Technology stocks propelled the stock market’s performance over much of the 12-month period, so not owning certain outperforming stocks dampened performance. The fund does not own Palantir Technologies and AppLovin because neither has a positive impact as defined by the 16 United Nations Sustainable Development Goals. A lack of exposure to those companies detracted.
•	The consumer discretionary sector also detracted, largely due to stock selection. Chipotle Mexican Grill, a portfolio-only holding, was a key detractor in hotels, restaurants and leisure. The restaurant chain has faced higher costs for some ingredients. Distributors also hurt inside the sector.

Cumulative Performance (based on an initial $10,000 investment)
July 13, 2020 through August 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
American Century Mid Cap Growth Impact ETF	13.21%	9.49%	11.49%	7/13/20
Regulatory Index
Russell 3000	15.84%	14.11%	16.16%	—
Performance Index
Russell Midcap Growth	26.42%	11.01%	12.83%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$89,513,582
Management Fees (dollars paid during the reporting period)	$356,675
Portfolio Turnover Rate	44%
Total Number of Portfolio Holdings	41

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.8%	Software	13%
Short-Term Investments	2.2%	IT Services	6%
Other Assets and Liabilities	0.0%	Health Care Equipment and Supplies	6%
		Capital Markets	6%
		Biotechnology	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072760

ANNUAL SHAREHOLDER REPORT
American Century Multisector Floating Income ETF

NYSE Arca, Inc. (FUSI)	August 31, 2025

This annual shareholder report contains important information about American Century Multisector Floating Income ETF for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Multisector Floating Income ETF	$28	0.27%

What were the key factors that affected the fund’s performance?
American Century Multisector Floating Income ETF returned 5.52% for the reporting period ended August 31, 2025.
The fund seeks income. As a secondary objective, the fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Month Treasury Bill Index.
•	The Federal Reserve cut interest rates by 1 percentage point in late 2024. Policymakers held steady during the rest of the period as economic data remained resilient, tariff policy stayed uncertain and inflation edged higher. Overall, yields on short-maturity Treasuries declined, while yields on longer-maturity Treasuries rose. Meanwhile, credit spreads generally tightened, and most U.S. bond sectors delivered gains for the 12-month period.
•	Credit-sensitive sectors generally outperformed government securities for the period, and our out-of-index allocation to securitized securities boosted relative performance.
•	Our allocation to the securitized credit sector was the top contributor. Non-agency commercial mortgage-backed securities, collateralized loan obligations, asset-backed securities and non-agency collateralized mortgage obligations drove results.
•	An underweight position versus the index in government securities modestly detracted from performance.

Cumulative Performance (based on an initial $10,000 investment)
March 14, 2023 through August 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
American Century Multisector Floating Income ETF	5.52%	6.52%	3/14/23
Regulatory Index
Bloomberg U.S. Aggregate Bond	3.14%	4.10%	—
Performance Index
Bloomberg U.S. 1-3 Month Treasury Bill	4.56%	5.05%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$50,729,333
Management Fees (dollars paid during the reporting period)	$148,964
Portfolio Turnover Rate	89%
Total Number of Portfolio Holdings	108

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Collateralized Loan Obligations	33.9%
Commercial Mortgage-Backed Securities	17.3%
Asset-Backed Securities	16.2%
U.S. Treasury Securities	13.4%
Collateralized Mortgage Obligations	13.1%
Short-Term Investments	5.8%
Other Assets and Liabilities	0.3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072224

ANNUAL SHAREHOLDER REPORT
American Century Multisector Income ETF

NYSE Arca, Inc. (MUSI)	August 31, 2025

This annual shareholder report contains important information about American Century Multisector Income ETF for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Multisector Income ETF	$37	0.36%

What were the key factors that affected the fund’s performance?
American Century Multisector Income ETF returned 6.07% for the reporting period ended August 31, 2025.
The fund seeks to provide a high level of current income and total return. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	The Federal Reserve cut interest rates by 1 percentage point in late 2024. Policymakers held steady during the rest of the period as economic data remained resilient, tariff policy stayed uncertain and inflation edged higher. Overall, yields on short-maturity Treasuries declined, while yields on longer-maturity Treasuries rose. Meanwhile, credit spreads generally tightened, and credit-sensitive sectors generally outperformed Treasuries.
•	An out-of-index position in high-yield credit, which outperformed investment-grade credit, was a top contributor to performance. While our overweight versus the index in investment-grade credit had a nearly flat effect on relative results, security selection within the allocation contributed strongly.
•	Our overweight position in the securitized sector also contributed to performance. Our selections in credit-sensitive subsectors drove the sector’s results. Selections among agency-backed securitized securities also aided performance.
•	Our allocation to emerging markets debt and an underweight in U.S. government securities also contributed to performance, but security selection within both allocations detracted.

Cumulative Performance (based on an initial $10,000 investment)
June 29, 2021 through August 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
American Century Multisector Income ETF	6.07%	1.96%	6/29/21
Bloomberg U.S. Aggregate Bond	3.14%	-0.55%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$175,025,541
Management Fees (dollars paid during the reporting period)	$640,320
Portfolio Turnover Rate	163%
Total Number of Portfolio Holdings	329

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	43.3%
Asset-Backed Securities	11.2%
Convertible Preferred Securities	9.5%
Collateralized Mortgage Obligations	8.0%
U.S. Government Agency Mortgage-Backed Securities	5.4%
Preferred Securities	5.0%
U.S. Treasury Securities	3.9%
Exchange-Traded Funds	2.9%
Commercial Mortgage-Backed Securities	2.3%
Collateralized Loan Obligations	1.8%
Sovereign Governments and Agencies	1.0%
Bank Loan Obligations	0.6%
Municipal Securities	0.4%
Short-Term Investments	8.3%
Other Assets and Liabilities	(3.6)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072398

ANNUAL SHAREHOLDER REPORT
American Century Quality Convertible Securities ETF

Cboe BZX Exchange, Inc. (QCON)	August 31, 2025

This annual shareholder report contains important information about American Century Quality Convertible Securities ETF for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Quality Convertible Securities ETF	$34	0.32%

What were the key factors that affected the fund’s performance?
American Century Quality Convertible Securities ETF returned 12.57% for the reporting period ended August 31, 2025.
This fund seeks total return. The commentary below refers to the fund’s performance compared to the ICE BofA Convertible Index.
•	The strategy uses a systematic portfolio construction approach that focuses on higher-quality issuers and greater diversification relative to its benchmark.
•	The fund underperformed the benchmark for the 12-month period.
•	A focus on higher-quality issuers detracted from relative performance throughout the year.
•	Allocation to portfolio cash detracted from relative performance.

Cumulative Performance (based on an initial $10,000 investment)
February 16, 2021 through August 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
American Century Quality Convertible Securities ETF	12.57%	1.78%	2/16/21
Regulatory Index
Russell 3000	15.84%	11.64%	—
Performance Index
ICE BofA Convertible	17.41%	2.00%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$24,255,658
Management Fees (dollars paid during the reporting period)	$146,920
Portfolio Turnover Rate	48%
Total Number of Portfolio Holdings	1

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Short-Term Investments	99.7%
Other Assets and Liabilities	0.3%

Fund Changes
American Century Quality Convertible Securities ETF was liquidated on September 15, 2025.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072521

ANNUAL SHAREHOLDER REPORT
American Century Quality Diversified International ETF

NYSE Arca, Inc. (QINT)	August 31, 2025

This annual shareholder report contains important information about American Century Quality Diversified International ETF for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Quality Diversified International ETF	$44	0.40%

What were the key factors that affected the fund’s performance?
American Century Quality Diversified International ETF returned 19.36% for the reporting period ended August 31, 2025.
The fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the index. The commentary below refers to the fund’s performance compared to the MSCI World ex USA Index.
•	Materials was the top contributor to the fund’s performance due to an overweight position and stock selection. The metals and mining industry was a particular help. Higher gold prices have benefited the sector.
•	Financials also contributed to results, primarily because of stock selection. More specifically, stock selection in banks was beneficial. While the fund was underweight in banks overall, it held overweight positions in firms like Banco Bilbao Vizcaya Argentaria. The potential for more bank mergers could help the sector.
•	Communication services was the fund’s primary detractor, primarily due to stock selection. Results were hurt by the diversified telecommunication services industry; stock selection and an underweight position dragged on performance. Canadian telecommunications company BCE was a notable detractor. Increased competition could impact companies in the sector.
•	Energy also detracted during the second quarter because of an underweight position and allocation. The fund was underweight oil, gas and consumable fuels. Lower oil prices and concerns about oversupply are pressuring the sector.

Cumulative Performance (based on an initial $10,000 investment)
September 10, 2018 through August 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
American Century Quality Diversified International ETF	19.36%	9.99%	8.76%	9/10/18
MSCI World ex USA	14.88%	10.50%	8.24%	—
American Century Quality Diversified International Equity	20.30%	N/A	N/A	—

The inception date of the American Century Quality Diversified International Equity Index was March 23, 2022.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$400,346,188
Management Fees (dollars paid during the reporting period)	$1,088,699
Portfolio Turnover Rate	71%
Total Number of Portfolio Holdings	364

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.4%	Japan	19%
Warrants	0.0%	United Kingdom	13%
Short-Term Investments	1.2%	Canada	10%
Other Assets and Liabilities	(0.6)%	Germany	9%
		France	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072406

ANNUAL SHAREHOLDER REPORT
American Century Quality Preferred ETF

Cboe BZX Exchange, Inc. (QPFF)	August 31, 2025

This annual shareholder report contains important information about American Century Quality Preferred ETF for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Quality Preferred ETF	$33	0.32%

What were the key factors that affected the fund’s performance?
American Century Quality Preferred ETF returned 3.24% for the reporting period ended August 31, 2025.
The fund seeks current income and capital appreciation. The commentary below refers to the fund’s performance compared to the ICE Exchange-Listed Preferred & Hybrid Securities Index.
•	The strategy uses a systematic portfolio construction approach that focuses on higher-quality issuers and greater diversification relative to its benchmark.
•	The fund underperformed the benchmark for the 12-month period.
•	A focus on higher-quality issuers detracted from relative performance throughout the year.
•	Allocation to portfolio cash detracted from relative performance.

Cumulative Performance (based on an initial $10,000 investment)
February 16, 2021 through August 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
American Century Quality Preferred ETF	3.24%	3.27%	2/16/21
Regulatory Index
Russell 3000	15.84%	11.64%	—
Performance Index
ICE Exchange-Listed Preferred & Hybrid Securities	4.23%	2.23%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$40,107,245
Management Fees (dollars paid during the reporting period)	$239,585
Portfolio Turnover Rate	69%
Total Number of Portfolio Holdings	1

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Short-Term Investments	99.5%
Other Assets and Liabilities	0.5%

Fund Changes
American Century Quality Preferred ETF was liquidated on September 15, 2025.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072539

ANNUAL SHAREHOLDER REPORT
American Century Select High Yield ETF

NYSE Arca, Inc. (AHYB)	August 31, 2025

This annual shareholder report contains important information about American Century Select High Yield ETF for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Select High Yield ETF	$47	0.45%

What were the key factors that affected the fund’s performance?
American Century Select High Yield ETF returned 7.02% for the reporting period ended August 31, 2025.
The fund seeks to provide high current income. The commentary below refers to the fund’s performance compared to the ICE BofA U.S. High Yield Constrained (BB-B) Index.
•	Shifting Federal Reserve policy expectations, combined with moderating inflation and tariff-related uncertainties, drove Treasury market volatility during the period. Treasury yields trended lower as investors positioned for rate cuts, while high-yield spreads broadly held firm despite bouts of market stress. Resilient corporate earnings, steady technical demand and selective new issuance supported high-yield market conditions.
•	The fund’s exposure to the gaming sector detracted from results, largely due to a position in Bally’s. The company faced pressure amid uncertainty around a major development project. In addition, the company’s announcement that it would acquire a majority stake in distressed Australian casino operator Star Entertainment Group further pressured the bonds.
•	Our position in Level 3 Communications, a U.S-based telecommunications provider, supported results. The company’s unsecured bonds rallied following strong earnings and a financing agreement that bolstered liquidity.
•	Positioning in the energy sector contributed to results, aided by our holding in offshore driller Shelf Drilling. The company advanced as oil prices stabilized and new contract activity bolstered operating momentum.

Cumulative Performance (based on an initial $10,000 investment)
November 16, 2021 through August 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
American Century Select High Yield ETF	7.02%	3.61%	11/16/21
Regulatory Index
Bloomberg U.S. Aggregate Bond	3.14%	-0.50%	—
Performance Index
ICE BofA U.S. High Yield Constrained (BB-B)	7.21%	3.78%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$46,711,523
Management Fees (dollars paid during the reporting period)	$160,417
Portfolio Turnover Rate	39%
Total Number of Portfolio Holdings	542

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	96.1%
Short-Term Investments	5.6%
Other Assets and Liabilities	(1.7)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072331

ANNUAL SHAREHOLDER REPORT
American Century Short Duration Strategic Income ETF

The Nasdaq Stock Market LLC (SDSI)	August 31, 2025

This annual shareholder report contains important information about American Century Short Duration Strategic Income ETF for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Short Duration Strategic Income ETF	$33	0.32%

What were the key factors that affected the fund’s performance?
American Century Short Duration Strategic Income ETF returned 5.62% for the reporting period ended August 31, 2025.
The fund seeks income. As a secondary objective, the fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	The Federal Reserve cut interest rates by 1 percentage point in late 2024. Policymakers held steady during the rest of the period as economic data remained resilient, tariff policy stayed uncertain and inflation edged higher. Overall, yields on short-maturity Treasuries declined, while yields on longer-maturity Treasuries rose. Meanwhile, credit spreads generally tightened, and credit-sensitive sectors generally outperformed Treasuries.
•	An out-of-index position in the securitized sector was a main driver of performance. Allocations to credit-sensitive subsectors, including non-agency collateralized mortgage obligations, non-agency commercial mortgage-backed securities and asset-backed securities, drove results.
•	An out-of-index stake in high-yield credit, which broadly outperformed investment-grade credit, also contributed strongly to performance. An overweight position versus the index in investment-grade credit modestly contributed, while security selection within the allocation was a top contributor.
•	Our allocation to emerging markets debt also contributed to performance, while security selection among government securities detracted.

Cumulative Performance (based on an initial $10,000 investment)
October 11, 2022 through August 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
American Century Short Duration Strategic Income ETF	5.62%	6.43%	10/11/22
Regulatory Index
Bloomberg U.S. Aggregate Bond	3.14%	4.96%	—
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	4.64%	4.77%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$85,166,565
Management Fees (dollars paid during the reporting period)	$235,378
Portfolio Turnover Rate	188%
Total Number of Portfolio Holdings	356

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	44.7%
Collateralized Mortgage Obligations	18.5%
Asset-Backed Securities	9.2%
U.S. Treasury Securities	8.5%
Convertible Preferred Securities	7.2%
Commercial Mortgage-Backed Securities	4.4%
Preferred Securities	4.0%
Collateralized Loan Obligations	1.2%
Bank Loan Obligations	0.3%
Municipal Securities	0.2%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	2.0%
Other Assets and Liabilities	(0.4)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072257

ANNUAL SHAREHOLDER REPORT
American Century U.S. Quality Growth ETF

NYSE Arca, Inc. (QGRO)	August 31, 2025

This annual shareholder report contains important information about American Century U.S. Quality Growth ETF for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century U.S. Quality Growth ETF	$33	0.29%

What were the key factors that affected the fund’s performance?
American Century U.S. Quality Growth ETF returned 24.61% for the reporting period ended August 31, 2025.
The fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the index. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	The 12-month period saw stocks rise to record highs despite significant volatility related to uncertainty about trade, tariffs, the economy, inflation and interest rates. Some of the best-performing stocks were those related to artificial intelligence (AI). These conditions favored higher-quality, large-cap growth-oriented stocks such as those in which the fund invests.
•	Industrials stocks contributed the most to performance. It helped to be overweight in aerospace and defense and electrical equipment companies. These shares benefited from two powerful trends. One was an increase in defense spending and the other surging outlays for data centers and energy infrastructure to support the build-out of AI.
•	Positioning in the consumer discretionary sector detracted most from relative performance, led by an underweight allocation to electric vehicle maker Tesla. Looking at notable individual detractors, underweight allocations to semicondcutor chip manufacturers NVIDIA and Broadcom also hurt relative results. These stocks all benefited from investor enthusiasm for AI-related stocks.
•	Elsewhere, positioning in the health care and utilities sectors also hurt relative results. Our positioning among biotechnology and independent power and renewable electricity producers, respectively, detracted most.

Cumulative Performance (based on an initial $10,000 investment)
September 10, 2018 through August 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
American Century U.S. Quality Growth ETF	24.61%	14.99%	16.04%	9/10/18
Regulatory Index
Russell 1000	16.24%	14.34%	13.86%	—
Performance Index
Russell 1000 Growth	22.58%	15.25%	17.61%	—
American Century U.S. Quality Growth	25.01%	N/A	N/A	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
The inception date of the American Century U.S. Quality Growth Index was November 22, 2022.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,901,033,518
Management Fees (dollars paid during the reporting period)	$3,748,991
Portfolio Turnover Rate	165%
Total Number of Portfolio Holdings	189

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Software	20%
Rights	0.0%	Semiconductors and Semiconductor Equipment	8%
Short-Term Investments	0.4%	Interactive Media and Services	7%
Other Assets and Liabilities	(0.1)%	Entertainment	5%
		Biotechnology	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072307

ANNUAL SHAREHOLDER REPORT
American Century U.S. Quality Value ETF

NYSE Arca, Inc. (VALQ)	August 31, 2025

This annual shareholder report contains important information about American Century U.S. Quality Value ETF for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century U.S. Quality Value ETF	$30	0.29%

What were the key factors that affected the fund’s performance?
American Century U.S. Quality Value ETF returned 6.94% for the reporting period ended August 31, 2025.
The fund seeks to provide investment results that correspond, before fees and expenses, to the performance of the index. The commentary below refers to the fund’s performance compared to the Russell 1000 Value Index.
•	The fund’s choices of investments in the health care sector aided relative performance. The fund is underweight in health care, which proved fortuitous in several instances because regulatory uncertainty, mispricing and unstable health care exchanges created a challenging environment for the industry.
•	Security selection in the consumer discretionary sector buoyed the fund’s results. Holdings in several industries within the sector, particularly overweight positions in the broadline retail industry, lifted the fund’s performance. Another overweight position in Tapestry, the parent company of several luxury brands, aided performance.
•	Allocation among names in the financials sector detracted from performance. The fund is underweight in the banking industry, and a lack of exposure to several large banks weighed on results. An underweight in the capital markets industry also hurt performance.
•	Stock picks in the consumer staples sector weighed on performance. Within the sector, the fund’s overweight allocation to the household products industry weighed on results. Elsewhere, an underweight allocation to the tobacco industry hurt.

Cumulative Performance (based on an initial $10,000 investment)
January 11, 2018 through August 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
American Century U.S. Quality Value ETF	6.94%	12.77%	8.46%	1/11/18
Regulatory Index
Russell 1000	16.24%	14.34%	13.37%	—
Performance Index
Russell 1000 Value	9.33%	12.97%	8.65%	—
American Century U.S. Quality Value	7.28%	N/A	N/A	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
The inception date of the American Century U.S. Quality Value Index was November 22, 2022.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$254,305,700
Management Fees (dollars paid during the reporting period)	$705,727
Portfolio Turnover Rate	147%
Total Number of Portfolio Holdings	233

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	IT Services	9%
Short-Term Investments	0.6%	Household Products	8%
Other Assets and Liabilities	(0.3)%	Pharmaceuticals	7%
		Specialty Retail	6%
		Oil, Gas and Consumable Fuels	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072208

ANNUAL SHAREHOLDER REPORT

Avantis All Equity Markets ETF

NYSE Arca, Inc. (AVGE)	August 31, 2025

This annual shareholder report contains important information about Avantis All Equity Markets ETF for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis All Equity Markets ETF	$3	0.03%

What were the key factors that affected the fund’s performance?
Avantis All Equity Markets ETF returned 14.64% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI ACWI IMI.
•	Global stocks rallied for the 12-month period, which was characterized by mixed economic growth and upbeat corporate earnings results. Stocks advanced despite tariff policy uncertainty, interest rate volatility, geopolitical tensions and persistent inflation. Large-cap stocks generally fared better than small caps, and growth broadly outpaced value.
•	Allocations by market capitalizations broadly detracted from relative performance. An overweight position versus the index in smaller-cap stocks, which underperformed, and an underweight in mega caps, which outperformed, were key detractors.
•	Allocations to combined profitability and book-to-market quartiles modestly contributed, led by the fund’s overweight in companies with the highest combined characteristics, which outperformed.
•	Country weightings aided performance, largely due to an overweight position in the U.S. and an underweight in Denmark.

Cumulative Performance (based on an initial $10,000 investment)
September 27, 2022 through August 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis All Equity Markets ETF	14.64%	20.41%	9/27/22
MSCI ACWI IMI	15.50%	21.30%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$596,612,318
Management Fees (dollars paid during the reporting period)	$146,435
Portfolio Turnover Rate	0%
Total Number of Portfolio Holdings	16

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	70.1%
International Equity Funds	29.8%
Short-Term Investments	0.1%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072232

ANNUAL SHAREHOLDER REPORT

Avantis All Equity Markets Value ETF

NYSE Arca, Inc. (AVGV)	August 31, 2025

This annual shareholder report contains important information about Avantis All Equity Markets Value ETF for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis All Equity Markets Value ETF	$3	0.03%

What were the key factors that affected the fund’s performance?
Avantis All Equity Markets Value ETF returned 14.89% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI ACWI IMI Value.
•	Global stocks rallied for the 12-month period, which was characterized by mixed economic growth and upbeat corporate earnings results. Stocks advanced despite tariff policy uncertainty, interest rate volatility, geopolitical tensions and persistent inflation. Large-cap stocks generally fared better than small caps, and growth broadly outpaced value.
•	The fund’s emphasis on companies with the highest combined profitability and book-to-market characteristics, which outperformed, aided performance. Additionally, an underweight position versus the index in companies with the lowest profitability and book-to-market traits, which underperformed, also boosted relative performance.
•	The fund’s sector weightings, byproducts of the fund’s focus on companies with attractive valuation metrics, also contributed to performance. Underweight positions to the underperforming health care and real estate sectors were key contributors.
•	The fund’s country allocations modestly lifted relative results, led by an underweight in the U.S. and an overweight in Japan.

Cumulative Performance (based on an initial $10,000 investment)
June 27, 2023 through August 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis All Equity Markets Value ETF	14.89%	17.89%	6/27/23
Regulatory Index
MSCI ACWI IMI	15.50%	18.51%	—
Performance Index
MSCI ACWI IMI Value	12.05%	15.96%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$160,010,449
Management Fees (dollars paid during the reporting period)	$38,624
Portfolio Turnover Rate	0%
Total Number of Portfolio Holdings	8

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.5%
International Equity Funds	39.4%
Short-Term Investments	0.8%
Other Assets and Liabilities	(0.7)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072216

ANNUAL SHAREHOLDER REPORT

Avantis All International Markets Equity ETF

NYSE Arca, Inc. (AVNM)	August 31, 2025

This annual shareholder report contains important information about Avantis All International Markets Equity ETF for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis All International Markets Equity ETF	$3	0.03%

What were the key factors that affected the fund’s performance?
Avantis All International Markets Equity ETF returned 20.71% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI ACWI ex USA IMI.
•	Non-U.S. stocks rallied for the 12-month period, which was characterized by slow global growth and upbeat corporate earnings results. Stocks advanced despite tariff policy uncertainty, interest rate volatility, geopolitical tensions and persistent inflation. Small-cap stocks generally outperformed large caps, and value broadly outpaced growth.
•	The fund’s emphasis on companies with the highest combined profitability and book-to-market characteristics, which outperformed, aided performance. Additionally, an underweight position versus the index in companies with the lowest profitability and book-to-market traits, which underperformed, also boosted relative performance.
•	The fund’s sector weightings, byproducts of the fund’s focus on companies with attractive valuation metrics, also contributed to performance. An underweight position in the underperforming health care sector and an overweight in the outperforming financials sector were key contributors.
•	Country weightings aided performance, largely due to underweighting Denmark, which underperformed, and excluding Saudi Arabia. Saudi Arabia is represented in the index and underperformed for the period.

Cumulative Performance (based on an initial $10,000 investment)
June 27, 2023 through August 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis All International Markets Equity ETF	20.71%	18.51%	6/27/23
MSCI ACWI ex USA IMI	15.65%	15.59%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$341,175,368
Management Fees (dollars paid during the reporting period)	$46,550
Portfolio Turnover Rate	0%
Total Number of Portfolio Holdings	6

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
International Equity Funds	99.9%
Short-Term Investments	0.1%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072174

ANNUAL SHAREHOLDER REPORT

Avantis All International Markets Value ETF

NYSE Arca, Inc. (AVNV)	August 31, 2025

This annual shareholder report contains important information about Avantis All International Markets Value ETF for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis All International Markets Value ETF	$3	0.03%

What were the key factors that affected the fund’s performance?
Avantis All International Markets Value ETF returned 22.44% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI ACWI ex USA IMI Value.
•	Non-U.S. stocks rallied for the 12-month period, which was characterized by slow global growth and upbeat corporate earnings results. Stocks advanced despite tariff policy uncertainty, interest rate volatility, geopolitical tensions and persistent inflation. Small-cap stocks generally outperformed large caps, and value broadly outpaced growth.
•	Allocations to combined profitability and book-to-market quartiles modestly contributed overall. The fund’s underweight versus the index in companies with the lowest combined profitability and book-to-market characteristics, which underperformed, was the key contributor.
•	The fund’s exclusion of real estate investment trusts (REITs), which is a strategic rather than tactical decision, aided results. REITs underperformed for the period. From a broad perspective, sector weightings detracted from results, led by an underweight to the outperforming financials sector. Sector weightings are byproducts of the fund’s focus on valuation metrics.
•	Allocations by market capitalizations modestly detracted from relative performance. An overweight position in micro-cap stocks, which underperformed, was the main detractor.

Cumulative Performance (based on an initial $10,000 investment)
June 27, 2023 through August 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis All International Markets Value ETF	22.44%	19.65%	6/27/23
Regulatory Index
MSCI ACWI ex USA IMI	15.65%	15.59%	—
Performance Index
MSCI ACWI ex USA IMI Value	19.56%	18.67%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$20,000,521
Management Fees (dollars paid during the reporting period)	$3,867
Portfolio Turnover Rate	0%
Total Number of Portfolio Holdings	4

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
International Equity Funds	99.9%
Short-Term Investments	0.1%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072166

ANNUAL SHAREHOLDER REPORT
Avantis Core Fixed Income ETF

NYSE Arca, Inc. (AVIG)	August 31, 2025

This annual shareholder report contains important information about Avantis Core Fixed Income ETF for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Core Fixed Income ETF	$15	0.15%

What were the key factors that affected the fund’s performance?
Avantis Core Fixed Income ETF returned 4.10% for the reporting period ended August 31, 2025.
The fund seeks to maximize total return. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Treasury yields were higher for the period, but the effect on different tenors was mixed as the yield curve steepened meaningfully. Shorter-dated and intermediate maturities outperformed longer-dated securities, with 30-year Treasury yields rising approximately 80 basis points. The Federal Reserve cut interest rates by 1 percentage point early in the period. Meanwhile, credit spreads generally tightened, and most U.S. bond sectors delivered gains for the 12-month period.
•	Yield curve positioning and asset allocation were the primary drivers of fund performance. The fund maintained a duration position in line with the benchmark.
•	The fund’s overweight versus the benchmark to the corporate sector aided performance, as credit spreads tightened.
•	The fund’s positioning on the yield curve and exposure to bonds with higher carry and rolldown also contributed to performance.

Cumulative Performance (based on an initial $10,000 investment)
October 13, 2020 through August 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis Core Fixed Income ETF	4.10%	-0.57%	10/13/20
Bloomberg U.S. Aggregate Bond	3.14%	-0.69%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$1,214,517,622
Management Fees (dollars paid during the reporting period)	$1,518,199
Portfolio Turnover Rate	332%
Total Number of Portfolio Holdings	699

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	62.3%
U.S. Treasury Securities	24.0%
U.S. Government Agency Mortgage-Backed Securities	19.0%
U.S. Government Agency Securities	1.9%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	10.7%
Other Assets and Liabilities	(18.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072562

ANNUAL SHAREHOLDER REPORT
Avantis Core Municipal Fixed Income ETF

NYSE Arca, Inc. (AVMU)	August 31, 2025

This annual shareholder report contains important information about Avantis Core Municipal Fixed Income ETF for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Core Municipal Fixed Income ETF	$15	0.15%

What were the key factors that affected the fund’s performance?
Avantis Core Municipal Fixed Income ETF returned (0.66)% for the reporting period ended August 31, 2025.
The fund seeks current income that is exempt from federal income tax. The commentary below refers to the fund’s performance compared to the S&P National AMT-Free Municipal Bond Index.
•	Against a backdrop of heavy municipal bond supply, post-election tax policy uncertainty and broad market volatility, municipal bonds posted a modestly negative return for the 12-month period. The municipal yield curve steepened further during the period. Securities with maturities of eight years and fewer meaningfully outperformed municipal bonds with final maturities greater than 10 years.
•	To maintain exposure to the bonds with the highest carry and roll-down, the fund held an overweight versus the benchmark to the 10- to 20-year maturity range. The fund held an underweight position among shorter-maturity municipal bonds and those with maturities more than 22 years. This yield curve positioning detracted from performance.
•	The fund generally maintained a duration in line with to slightly less than the benchmark’s duration.

Cumulative Performance (based on an initial $10,000 investment)
December 8, 2020 through August 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis Core Municipal Fixed Income ETF	-0.66%	-0.27%	12/8/20
S&P National AMT-Free Municipal Bond	-0.20%	0.14%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$147,330,076
Management Fees (dollars paid during the reporting period)	$221,582
Portfolio Turnover Rate	16%
Total Number of Portfolio Holdings	506

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	98.5%
Short-Term Investments	0.2%
Other Assets and Liabilities	1.3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072695

ANNUAL SHAREHOLDER REPORT
Avantis Credit ETF

The Nasdaq Stock Market LLC (AVGB)	August 31, 2025

This annual shareholder report contains important information about Avantis Credit ETF for the period of April 15, 2025 to August 31, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
Avantis Credit ETF	$7	0.19%
*The costs of an investment would have been greater had the class been available for a full year.

Fund Statistics
Net Assets	$12,828,364
Management Fees (dollars paid during the reporting period)	$7,619
Portfolio Turnover Rate	2%
Total Number of Portfolio Holdings	108

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	94.9%
Short-Term Investments	4.4%
Other Assets and Liabilities	0.7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507A200

ANNUAL SHAREHOLDER REPORT
Avantis Emerging Markets Equity ETF

NYSE Arca, Inc. (AVEM)	August 31, 2025

This annual shareholder report contains important information about Avantis Emerging Markets Equity ETF for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Emerging Markets Equity ETF	$36	0.33%

What were the key factors that affected the fund’s performance?
Avantis Emerging Markets Equity ETF returned 19.19% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI Emerging Markets IMI.
•	Against a backdrop of slow global growth and solid corporate earnings results, emerging markets (EM) stocks rallied for the 12-month period and outperformed developed markets stocks. Within the EM universe, large-cap stocks outperformed small caps, and the growth style broadly outperformed value.
•	The fund has no exposure to China A shares, which are part of the benchmark and underperformed during the period.
•	The fund's underweight versus the benchmark to companies with the lowest profitability and book-to-market characteristics aided results.
•	The fund's allocations by market capitalizations detracted from results, largely due to an overweight to micro-cap stocks. Stocks in this capitalization category underperformed for the period.

Cumulative Performance (based on an initial $10,000 investment)
September 17, 2019 through August 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Avantis Emerging Markets Equity ETF	19.19%	9.26%	8.70%	9/17/19
MSCI Emerging Markets IMI	15.82%	5.96%	6.70%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$12,011,346,701
Management Fees (dollars paid during the reporting period)	$27,564,200
Portfolio Turnover Rate	0%
Total Number of Portfolio Holdings	3,663

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.1%	China	28%
Warrants	0.0%	Taiwan	21%
Rights	0.0%	India	18%
Short-Term Investments	1.2%	South Korea	12%
Other Assets and Liabilities	(1.3)%	Brazil	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072604

ANNUAL SHAREHOLDER REPORT
Avantis Emerging Markets ex-China Equity ETF

The Nasdaq Stock Market LLC (AVXC)	August 31, 2025

This annual shareholder report contains important information about Avantis Emerging Markets ex-China Equity ETF for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Emerging Markets ex-China Equity ETF	$34	0.33%

What were the key factors that affected the fund’s performance?
Avantis Emerging Markets ex-China Equity ETF returned 7.33% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI Emerging Markets IMI.
•	Against a backdrop of slow global growth and solid corporate earnings results, emerging markets (EM) stocks rallied for the 12-month period and outperformed developed markets stocks. Within the EM universe, large-cap stocks outperformed small caps, and the growth style broadly outperformed value.
•	The fund’s allocations by market capitalizations weighed on relative performance. An overweight versus the index to micro-cap stocks, which underperformed, was the main detractor. Additionally, an underweight to mega-cap stocks also detracted, as these companies outperformed.
•	The fund’s country allocations weighed on relative performance, largely due to China, which sharply outperformed and is represented in the index but not the fund.
•	The fund’s emphasis on companies with the highest combined profitability and book-to-market characteristics, which underperformed, weighed on relative results. However, the fund’s underweight versus the index to companies with the lowest profitability and book-to-market characteristics, which underperformed, contributed and offset some of those negative effects.

Cumulative Performance (based on an initial $10,000 investment)
March 19, 2024 through August 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis Emerging Markets ex-China Equity ETF	7.33%	11.07%	3/19/24
Regulatory Index
MSCI Emerging Markets	16.80%	17.89%	—
Performance Index
MSCI Emerging Markets IMI	15.82%	17.21%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$159,905,613
Management Fees (dollars paid during the reporting period)	$283,184
Portfolio Turnover Rate	1%
Total Number of Portfolio Holdings	2,580

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.7%	Taiwan	27%
Warrants	0.0%	India	25%
Short-Term Investments	1.3%	South Korea	15%
Other Assets and Liabilities	(1.0)%	Brazil	8%
		South Africa	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507A101

ANNUAL SHAREHOLDER REPORT
Avantis Emerging Markets Small Cap Equity ETF

NYSE Arca, Inc. (AVEE)	August 31, 2025

This annual shareholder report contains important information about Avantis Emerging Markets Small Cap Equity ETF for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Emerging Markets Small Cap Equity ETF	$45	0.42%

What were the key factors that affected the fund’s performance?
Avantis Emerging Markets Small Cap Equity ETF returned 15.51% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI Emerging Markets Small Cap Index.
•	Against a backdrop of slow global growth and solid corporate earnings results, emerging markets (EM) stocks rallied for the 12-month period and outperformed developed markets stocks. Within the EM universe, large-cap stocks outperformed small caps, and the growth style broadly outperformed value.
•	The fund’s country allocations were key drivers of relative performance. An overweight versus the index in the outperforming China market was a key contributor. Underweighting India and excluding Saudi Arabia, both of which underperformed, also aided results.
•	The fund’s focus on underweighting companies with unattractive profitability and book-to-market characteristics aided relative performance. These companies underperformed for the 12-month period.
•	An overweight position in micro-cap companies weighed on relative results, as these companies underperformed for the period.

Cumulative Performance (based on an initial $10,000 investment)
November 7, 2023 through August 31, 2025

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
2024
2025
Avantis Emerging Markets Small Cap Equity ETF - $12,940
MSCI Emerging Markets - $13,676
MSCI Emerging Markets Small Cap - $13,029

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis Emerging Markets Small Cap Equity ETF	15.51%	15.24%	11/7/23
Regulatory Index
MSCI Emerging Markets	16.80%	18.81%	—
Performance Index
MSCI Emerging Markets Small Cap	10.07%	15.68%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$53,295,473
Management Fees (dollars paid during the reporting period)	$140,100
Portfolio Turnover Rate	3%
Total Number of Portfolio Holdings	2,358

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.9%	Taiwan	24%
Warrants	0.0%	India	21%
Rights	0.0%	China	17%
Short-Term Investments	0.9%	South Korea	13%
Other Assets and Liabilities	(0.8)%	Brazil	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072141

ANNUAL SHAREHOLDER REPORT
Avantis Emerging Markets Value ETF

NYSE Arca, Inc. (AVES)	August 31, 2025

This annual shareholder report contains important information about Avantis Emerging Markets Value ETF for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Emerging Markets Value ETF	$39	0.36%

What were the key factors that affected the fund’s performance?
Avantis Emerging Markets Value ETF returned 17.09% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI Emerging Markets IMI Value.
•	Against a backdrop of slow global growth and solid corporate earnings results, emerging markets (EM) stocks rallied for the 12-month period and outperformed developed markets stocks. Within the EM universe, large-cap stocks outperformed small caps, and the growth style broadly outperformed value.
•	The fund’s overweight versus the index in companies with the highest combined profitability and book-to-market characteristics, which outperformed for the period, contributed to performance. An underweight to companies with the lowest profitability and book-to-market traits, which underperformed, also boosted results.
•	Sector weightings, byproducts of the fund’s focus on valuation metrics, contributed overall. An overweight to the outperforming consumer discretionary sector and an underweight to the underperforming energy sector were key contributors.
•	The fund’s underweight position in mega-cap stocks, which outperformed, and overweight in smaller-cap stocks, which underperformed, detracted from performance.

Cumulative Performance (based on an initial $10,000 investment)
September 28, 2021 through August 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis Emerging Markets Value ETF	17.09%	6.30%	9/28/21
Regulatory Index
MSCI Emerging Markets IMI	15.82%	2.88%	—
Performance Index
MSCI Emerging Markets IMI Value	11.56%	4.36%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$776,461,661
Management Fees (dollars paid during the reporting period)	$2,147,216
Portfolio Turnover Rate	12%
Total Number of Portfolio Holdings	1,730

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.2%	China	27%
Warrants	0.0%	Taiwan	22%
Rights	0.0%	India	20%
Short-Term Investments	0.9%	South Korea	13%
Other Assets and Liabilities	(1.1)%	Brazil	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072372

ANNUAL SHAREHOLDER REPORT
Avantis Inflation Focused Equity ETF

NYSE Arca, Inc. (AVIE)	August 31, 2025

This annual shareholder report contains important information about Avantis Inflation Focused Equity ETF for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Inflation Focused Equity ETF	$25	0.25%

What were the key factors that affected the fund’s performance?
Avantis Inflation Focused Equity ETF returned (2.98)% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 3000 Index.
•	Against a backdrop of positive corporate earnings results, resilient economic growth and federal tax relief legislation, U.S. stocks broadly rallied for the 12-month period. Stocks advanced despite periodic volatility from tariff policy uncertainty, rising interest rates, geopolitical tensions and persistent inflation. Within the U.S. market, large-cap stocks outperformed small caps, and growth stocks broadly outperformed their value-style counterparts.
•	The fund’s sector allocations were key performance detractors. Overweight positions versus the index in the health care, energy and consumer staples sectors, which underperformed, detracted from results. The fund held no exposure to the outperforming information technology, communication services and consumer staples sectors, which also weighed on performance.
•	The fund’s emphasis on companies with higher profitability also detracted from results.

Cumulative Performance (based on an initial $10,000 investment)
September 27, 2022 through August 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis Inflation Focused Equity ETF	-2.98%	11.10%	9/27/22
Russell 3000	15.84%	22.75%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$6,263,791
Management Fees (dollars paid during the reporting period)	$13,014
Portfolio Turnover Rate	3%
Total Number of Portfolio Holdings	354

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Oil, Gas and Consumable Fuels	23%
Rights	0.0%	Insurance	12%
Short-Term Investments	0.3%	Biotechnology	10%
Other Assets and Liabilities	0.1%	Pharmaceuticals	9%
		Health Care Providers and Services	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072240

ANNUAL SHAREHOLDER REPORT
Avantis International Equity ETF

NYSE Arca, Inc. (AVDE)	August 31, 2025

This annual shareholder report contains important information about Avantis International Equity ETF for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis International Equity ETF	$25	0.23%

What were the key factors that affected the fund’s performance?
Avantis International Equity ETF returned 19.64% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI World ex USA IMI.
•	Non-U.S. developed markets stocks rallied for the 12-month period, which was characterized by slow global growth and upbeat corporate earnings results. Stocks advanced despite tariff policy uncertainty, interest rate volatility, geopolitical tensions and persistent inflation. Small-cap stocks generally outperformed large caps, and value broadly outpaced growth.
•	The fund’s overweight versus the index in companies with the highest combined profitability and book-to-market characteristics contributed to performance. The fund’s underweight to the lowest profitability and book-to-market companies also aided results.
•	The fund’s sector weightings—a byproduct of the fund’s focus on companies with high profitability and book-to-market traits—broadly contributed. An underweight to the underperforming health care sector was a top contributor. Excluding real estate investment trusts (REITs), which is a strategic rather than tactical decision, also aided results. REITs underperformed for the period.
•	The fund’s underweight to mega-cap stocks, which outperformed for the period, detracted from performance. Additionally, overweights to mid- and micro-cap stocks, which underperformed, weighed on results.

Cumulative Performance (based on an initial $10,000 investment)
September 24, 2019 through August 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Avantis International Equity ETF	19.64%	12.03%	10.31%	9/24/19
MSCI World ex USA IMI	15.59%	10.21%	9.08%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$8,756,241,794
Management Fees (dollars paid during the reporting period)	$14,238,392
Portfolio Turnover Rate	3%
Total Number of Portfolio Holdings	3,172

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	21%
Warrants	0.0%	United Kingdom	13%
Rights	0.0%	Canada	11%
Short-Term Investments	1.3%	France	9%
Other Assets and Liabilities	(0.9)%	Germany	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072703

ANNUAL SHAREHOLDER REPORT
Avantis International Large Cap Value ETF

NYSE Arca, Inc. (AVIV)	August 31, 2025

This annual shareholder report contains important information about Avantis International Large Cap Value ETF for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis International Large Cap Value ETF	$28	0.25%

What were the key factors that affected the fund’s performance?
Avantis International Large Cap Value ETF returned 22.37% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI World ex USA Value Index.
•	Non-U.S. developed markets stocks rallied for the 12-month period, which was characterized by slow global growth and upbeat corporate earnings results. Stocks advanced despite tariff policy uncertainty, interest rate volatility, geopolitical tensions and persistent inflation. Large-cap stocks generally underperformed small caps, and within the large-cap universe, value outpaced growth.
•	The fund’s emphasis on companies with the highest profitability and book-to-market characteristics, which underperformed, weighed on results. An underweight versus the index in companies with the lowest profitability and book-to-market traits, which also underperformed, modestly aided performance.
•	Sector weightings, a byproduct of the fund’s focus on companies with high profitability and book-to-market metrics, detracted overall. An underweight to the financials sector, which outperformed, and an overweight to the consumer discretionary sector, which underperformed, were key detractors.
•	Excluding real estate investment trusts (REITs), which is a strategic rather than tactical decision, boosted results. REITs underperformed for the period.

Cumulative Performance (based on an initial $10,000 investment)
September 28, 2021 through August 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis International Large Cap Value ETF	22.37%	10.65%	9/28/21
Regulatory Index
MSCI World ex USA	14.88%	7.61%	—
Performance Index
MSCI World ex USA Value	22.93%	12.07%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$831,524,450
Management Fees (dollars paid during the reporting period)	$1,493,702
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	547

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	19%
Short-Term Investments	2.2%	United Kingdom	16%
Other Assets and Liabilities	(1.8)%	Canada	13%
		Germany	9%
		France	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072364

ANNUAL SHAREHOLDER REPORT
Avantis International Small Cap Equity ETF

NYSE Arca, Inc. (AVDS)	August 31, 2025

This annual shareholder report contains important information about Avantis International Small Cap Equity ETF for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis International Small Cap Equity ETF	$33	0.30%

What were the key factors that affected the fund’s performance?
Avantis International Small Cap Equity ETF returned 22.34% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI World ex USA Small Cap Index.
•	Non-U.S. developed markets stocks rallied for the 12-month period, which was characterized by slow global growth and upbeat corporate earnings results. Stocks advanced despite tariff policy uncertainty, interest rate volatility, geopolitical tensions and persistent inflation. Small-cap stocks generally outperformed large caps, and within the small-cap universe, value outpaced growth.
•	The fund’s emphasis on companies with the highest combined profitability and book-to-market characteristics, which outperformed, aided performance. An underweight position versus the index in companies with the lowest profitability and book-to-market characteristics, which underperformed, also contributed to results.
•	Excluding real estate investment trusts (REITs), a strategic rather than tactical decision, lifted performance, as REITs underperformed for the period. Remaining sector weightings are a byproduct of the fund’s focus on valuation metrics.

Cumulative Performance (based on an initial $10,000 investment)
July 18, 2023 through August 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis International Small Cap Equity ETF	22.34%	16.08%	7/18/23
Regulatory Index
MSCI World ex USA	14.88%	14.27%	—
Performance Index
MSCI World ex USA Small Cap	19.94%	14.49%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$125,930,541
Management Fees (dollars paid during the reporting period)	$201,332
Portfolio Turnover Rate	6%
Total Number of Portfolio Holdings	2,842

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.7%	Japan	32%
Warrants	0.0%	United Kingdom	11%
Rights	0.0%	Canada	10%
Short-Term Investments	1.0%	Australia	9%
Other Assets and Liabilities	(0.7)%	Sweden	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072190

ANNUAL SHAREHOLDER REPORT
Avantis International Small Cap Value ETF

NYSE Arca, Inc. (AVDV)	August 31, 2025

This annual shareholder report contains important information about Avantis International Small Cap Value ETF for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis International Small Cap Value ETF	$41	0.36%

What were the key factors that affected the fund’s performance?
Avantis International Small Cap Value ETF returned 29.11% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI World ex USA Small Cap Index.
•	Non-U.S. developed markets stocks rallied for the 12-month period, which was characterized by slow global growth and upbeat corporate earnings results. Stocks advanced despite tariff policy uncertainty, interest rate volatility, geopolitical tensions and persistent inflation. Small-cap stocks generally outperformed large caps, and within the small-cap universe, value outpaced growth.
•	The fund’s emphasis on companies with the highest profitability and book-to-market characteristics, which outperformed, was a key contributor to performance. An underweight position versus the index in companies with the lowest profitability and book-to-market traits, which underperformed, also aided results.
•	Additionally, excluding real estate investment trusts (REITs), which is a strategic rather than tactical decision, lifted results. REITs underperformed for the period.
•	Overall, sector allocations, a byproduct of the fund’s focus on companies with high profitability and book-to-market characteristics, also contributed. Overweight positions in the financials and materials sectors, which sharply outperformed, were top contributors.

Cumulative Performance (based on an initial $10,000 investment)
September 24, 2019 through August 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Avantis International Small Cap Value ETF	29.11%	15.89%	12.72%	9/24/19
Regulatory Index
MSCI World ex USA	14.88%	10.50%	9.21%	—
Performance Index
MSCI World ex USA Small Cap	19.94%	8.51%	8.35%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$11,757,913,859
Management Fees (dollars paid during the reporting period)	$28,367,818
Portfolio Turnover Rate	4%
Total Number of Portfolio Holdings	1,451

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	33%
Warrants	0.0%	United Kingdom	12%
Rights	0.0%	Canada	10%
Short-Term Investments	0.8%	Australia	9%
Other Assets and Liabilities	(0.4)%	Sweden	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072802

ANNUAL SHAREHOLDER REPORT

Avantis Moderate Allocation ETF

NYSE Arca, Inc. (AVMA)	August 31, 2025

This annual shareholder report contains important information about Avantis Moderate Allocation ETF for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Moderate Allocation ETF	$3	0.03%

What were the key factors that affected the fund’s performance?
Avantis Moderate Allocation ETF returned 11.40% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the custom index, which consists of 65% MSCI ACWI IMI/35% Bloomberg U.S. 1-5 Year Government/Credit Index.
•	Global stocks rallied for the 12-month period, which was characterized by mixed economic growth and upbeat corporate earnings results. Stocks and U.S. bonds advanced despite tariff policy uncertainty, interest rate volatility, geopolitical tensions and persistent inflation. Large-cap stocks generally fared better than small caps, and growth broadly outpaced value.
•	Within the fund’s equity portfolio, allocations by valuation metrics aided relative results. An overweight versus the index in companies with the highest combined profitability and book-to-market characteristics was the key contributor.
•	The fund’s sector weightings, which are byproducts of the fund’s focus on companies with strong valuation metrics, also aided relative performance. An underweight to the underperforming health care sector and an overweight to the outperforming financials sector were top contributors.
•	Within the fixed-income component, an overweight to the corporate sector aided performance as credit spreads tightened during the 12-month period. The fund’s positioning on the yield curve and exposure to bonds with higher carry and roll-down also contributed to performance.

Cumulative Performance (based on an initial $10,000 investment)
June 27, 2023 through August 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis Moderate Allocation ETF	11.40%	13.86%	6/27/23
Regulatory Index
MSCI ACWI IMI	15.50%	18.51%	—
Bloomberg U.S. Aggregate Bond	3.14%	4.31%	—
Performance Index
65% MSCI ACWI IMI/35% Bloomberg U.S. 1-5 Year Government/Credit Bond	11.76%	13.94%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$40,553,372
Management Fees (dollars paid during the reporting period)	$8,557
Portfolio Turnover Rate	0%
Total Number of Portfolio Holdings	18

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	48.3%
Domestic Fixed Income Funds	31.2%
International Equity Funds	20.3%
Short-Term Investments	1.4%
Other Assets and Liabilities	(1.2)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072182

ANNUAL SHAREHOLDER REPORT
Avantis Real Estate ETF

NYSE Arca, Inc. (AVRE)	August 31, 2025

This annual shareholder report contains important information about Avantis Real Estate ETF for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Real Estate ETF	$17	0.17%

What were the key factors that affected the fund’s performance?
Avantis Real Estate ETF returned 1.00% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the S&P Global REIT Index.
•	Against a backdrop of rising government bond yields and broad stock market gains, global real estate stocks advanced slightly for the 12-month period.
•	An underweight to real estate investment trusts (REITs) with the highest leverage contributed to relative performance, as these REITs underperformed during the period.
•	The fund’s position in telecommunications tower REITs, which are excluded from the index, detracted from performance. An underweight position versus the index in health care REITs also weighed on results.

Cumulative Performance (based on an initial $10,000 investment)
September 28, 2021 through August 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis Real Estate ETF	1.00%	0.33%	9/28/21
Regulatory Index
MSCI World IMI	15.46%	9.49%	—
Performance Index
S&P Global REIT	1.11%	0.69%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$647,263,300
Management Fees (dollars paid during the reporting period)	$951,621
Portfolio Turnover Rate	0%
Total Number of Portfolio Holdings	315

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.6%	Retail REITs	17%
Short-Term Investments	1.4%	Industrial REITs	16%
Other Assets and Liabilities	(1.0)%	Health Care REITs	11%
		Telecom Tower REITs	9%
		Multi-Family Residential REITs	9%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072356

ANNUAL SHAREHOLDER REPORT

Avantis Responsible Emerging Markets Equity ETF

NYSE Arca, Inc. (AVSE)	August 31, 2025

This annual shareholder report contains important information about Avantis Responsible Emerging Markets Equity ETF for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Responsible Emerging Markets Equity ETF	$36	0.33%

What were the key factors that affected the fund’s performance?
Avantis Responsible Emerging Markets Equity ETF returned 18.36% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI Emerging Markets IMI.
•	Against a backdrop of slow global growth and solid corporate earnings results, emerging markets (EM) stocks rallied for the 12-month period and outperformed developed markets stocks. Within the EM universe, large-cap stocks outperformed small caps, and the growth style broadly outperformed value.
•	The fund’s underweight versus the benchmark to companies with the lowest profitability and book-to-market characteristics, which underperformed, contributed to performance. The fund’s overweight to companies with the highest profitability and book-to-market traits, which underperformed, weighed on results.
•	The fund’s sector weightings, byproducts of the fund’s focus on valuation metrics, lifted performance. An underweight position in the underperforming energy sector was a key contributor, followed by an overweight in the outperforming consumer discretionary sector.
•	The fund’s country exposures also aided results. Excluding the underperforming Saudi Arabian market and overweighting the outperforming Taiwanese market were notable contributors.

Cumulative Performance (based on an initial $10,000 investment)
March 28, 2022 through August 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis Responsible Emerging Markets Equity ETF	18.36%	8.58%	3/28/22
MSCI Emerging Markets IMI	15.82%	6.34%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$147,620,036
Management Fees (dollars paid during the reporting period)	$341,232
Portfolio Turnover Rate	2%
Total Number of Portfolio Holdings	2,360

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.3%	China	27%
Warrants	0.0%	Taiwan	22%
Rights	0.0%	India	19%
Short-Term Investments	1.3%	South Korea	12%
Other Assets and Liabilities	(1.6)%	Brazil	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072315

ANNUAL SHAREHOLDER REPORT

Avantis Responsible International Equity ETF

NYSE Arca, Inc. (AVSD)	August 31, 2025

This annual shareholder report contains important information about Avantis Responsible International Equity ETF for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Responsible International Equity ETF	$25	0.23%

What were the key factors that affected the fund’s performance?
Avantis Responsible International Equity ETF returned 20.42% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI World ex USA IMI.
•	Non-U.S. developed markets stocks rallied for the 12-month period, which was characterized by slow global growth and upbeat corporate earnings results. Stocks advanced despite tariff policy uncertainty, interest rate volatility, geopolitical tensions and persistent inflation. Small-cap stocks generally outperformed large caps, and value broadly outpaced growth.
•	The fund’s overweight versus the benchmark to companies with high profitability and book-to-market characteristics, which outperformed, aided performance. The fund’s underweight to companies with low profitability and book-to-market characteristics, which underperformed, also lifted results.
•	The fund’s sector weightings, byproducts of the fund’s focus on valuation metrics, boosted performance. An overweight in the outperforming financials sector and an underweight in the underperforming health care sector largely drove results.
•	An underweight to mega-cap companies, which outperformed, weighed on results. Overweight exposure to mid- and micro-cap companies, which underperformed, also detracted from performance.

Cumulative Performance (based on an initial $10,000 investment)
March 15, 2022 through August 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis Responsible International Equity ETF	20.42%	12.56%	3/15/22
MSCI World ex USA IMI	15.59%	11.00%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$215,881,447
Management Fees (dollars paid during the reporting period)	$378,325
Portfolio Turnover Rate	3%
Total Number of Portfolio Holdings	2,134

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	21%
Warrants	0.0%	United Kingdom	13%
Rights	0.0%	Canada	11%
Short-Term Investments	2.1%	France	9%
Other Assets and Liabilities	(1.7)%	Germany	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072299

ANNUAL SHAREHOLDER REPORT

Avantis Responsible U.S. Equity ETF

NYSE Arca, Inc. (AVSU)	August 31, 2025

This annual shareholder report contains important information about Avantis Responsible U.S. Equity ETF for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Responsible U.S. Equity ETF	$16	0.15%

What were the key factors that affected the fund’s performance?
Avantis Responsible U.S. Equity ETF returned 13.24% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 3000 Index.
•	Against a backdrop of positive corporate earnings results, resilient economic growth and federal tax relief legislation, U.S. stocks broadly rallied for the 12-month period. Stocks advanced despite periodic volatility from tariff policy uncertainty, rising interest rates, geopolitical tensions and persistent inflation. Within the U.S. market, large-cap stocks outperformed small caps, and growth stocks broadly outperformed their value-style counterparts.
•	The fund’s allocations by market capitalizations broadly detracted from performance. An underweight versus the index in mega-cap stocks, which outperformed, weighed on results. Overweight positions to other capitalization categories, which underperformed, also detracted.
•	The fund’s overweight to companies with the highest profitability and book-to-market traits, which outperformed, lifted results. Weightings to other valuation quartiles detracted from performance.
•	Excluding real estate investment trusts (REITs), which is a strategic rather than tactical decision, aided performance, as REITs underperformed. Remaining sector exposures, byproducts of the fund’s focus on valuation metrics, broadly contributed, led by an underweight in the underperforming energy sector.

Cumulative Performance (based on an initial $10,000 investment)
March 15, 2022 through August 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis Responsible U.S. Equity ETF	13.24%	12.10%	3/15/22
Russell 3000	15.84%	13.83%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$411,907,008
Management Fees (dollars paid during the reporting period)	$512,061
Portfolio Turnover Rate	1%
Total Number of Portfolio Holdings	1,233

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	11%
Rights	0.0%	Software	8%
Short-Term Investments	0.2%	Interactive Media and Services	7%
Other Assets and Liabilities	0.0%	Banks	6%
		Technology Hardware, Storage and Peripherals	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072281

ANNUAL SHAREHOLDER REPORT
Avantis Short-Term Fixed Income ETF

NYSE Arca, Inc. (AVSF)	August 31, 2025

This annual shareholder report contains important information about Avantis Short-Term Fixed Income ETF for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Short-Term Fixed Income ETF	$15	0.15%

What were the key factors that affected the fund’s performance?
Avantis Short-Term Fixed Income ETF returned 5.18% for the reporting period ended August 31, 2025.
The fund seeks to maximize total return. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-5 Year Government/Credit Index.
•	Short-dated Treasury yields were modestly higher for the period, but the effect on different tenors was mixed. The yield curve steepened, as two-year Treasury yields fell, and five-year Treasury yields rose modestly. The Federal Reserve cut interest rates by 1 percentage point early in the period. Meanwhile, credit spreads generally tightened, and most U.S. bond sectors delivered gains for the 12 months.
•	Yield curve positioning and asset allocation were the primary drivers of fund performance. The fund maintained a duration position in line with the index.
•	The fund’s overweight versus the index to the corporate sector aided performance, as credit spreads tightened.
•	The fund’s positioning on the yield curve and exposure to bonds with higher carry and roll-down also contributed to performance.

Cumulative Performance (based on an initial $10,000 investment)
October 13, 2020 through August 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis Short-Term Fixed Income ETF	5.18%	1.53%	10/13/20
Regulatory Index
Bloomberg U.S. Aggregate Bond	3.14%	-0.69%	—
Performance Index
Bloomberg U.S. 1-5 Year Government/Credit Bond	4.79%	1.36%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$667,945,332
Management Fees (dollars paid during the reporting period)	$870,766
Portfolio Turnover Rate	57%
Total Number of Portfolio Holdings	545

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	78.4%
U.S. Treasury Securities	18.4%
U.S. Government Agency Securities	0.8%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	0.9%
Other Assets and Liabilities	1.3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072687

ANNUAL SHAREHOLDER REPORT
Avantis U.S. Equity ETF

NYSE Arca, Inc. (AVUS)	August 31, 2025

This annual shareholder report contains important information about Avantis U.S. Equity ETF for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Equity ETF	$16	0.15%

What were the key factors that affected the fund’s performance?
Avantis U.S. Equity ETF returned 14.49% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 3000 Index.
•	Against a backdrop of positive corporate earnings results, resilient economic growth and federal tax relief legislation, U.S. stocks broadly rallied for the 12-month period. Stocks advanced despite periodic volatility from tariff policy uncertainty, rising interest rates, geopolitical tensions and persistent inflation. Within the U.S. market, large-cap stocks outperformed small caps, and growth stocks broadly outperformed their value-style counterparts.
•	The fund’s allocations by capitalizations broadly detracted from relative results. An underweight versus the index in mega-cap stocks, which outperformed, and an overweight in micro-cap stocks, which underperformed, were the main detractors. Overweight positions in large-, mid- and small-cap stocks also detracted from results.
•	The fund’s overweight to companies with the highest profitability and book-to-market traits aided performance.
•	The fund’s sector weightings—a byproduct of the fund’s focus on companies with high profitability and book-to-market traits—broadly contributed. An underweight to the underperforming health care sector was a top contributor. Excluding real estate investment trusts (REITs), which is a strategic rather than tactical decision, also aided results. REITs significantly underperformed for the period.

Cumulative Performance (based on an initial $10,000 investment)
September 24, 2019 through August 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Avantis U.S. Equity ETF	14.49%	15.16%	15.04%	9/24/19
Russell 3000	15.84%	14.11%	15.18%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$9,465,724,699
Management Fees (dollars paid during the reporting period)	$11,992,823
Portfolio Turnover Rate	2%
Total Number of Portfolio Holdings	1,929

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	9%
Rights	0.0%	Software	7%
Escrow Interests	0.0%	Interactive Media and Services	7%
Short-Term Investments	0.1%	Banks	6%
Other Assets and Liabilities	0.1%	Oil, Gas and Consumable Fuels	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072885

ANNUAL SHAREHOLDER REPORT

Avantis U.S. Large Cap Equity ETF

NYSE Arca, Inc. (AVLC)	August 31, 2025

This annual shareholder report contains important information about Avantis U.S. Large Cap Equity ETF for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Large Cap Equity ETF	$16	0.15%

What were the key factors that affected the fund’s performance?
Avantis U.S. Large Cap Equity ETF returned 15.75% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 1000 Index.
•	Against a backdrop of positive corporate earnings results, resilient economic growth and federal tax relief legislation, U.S. stocks broadly rallied for the 12-month period. Stocks advanced despite periodic volatility from tariff policy uncertainty, rising interest rates, geopolitical tensions and persistent inflation. Within the U.S. market, large-cap stocks outperformed small caps, and growth stocks broadly outperformed their value-style counterparts.
•	The fund’s market-capitalization allocations versus the benchmark were the main detractors from performance. The fund’s underweight in mega-cap stocks, which outperformed, detracted from results. Additionally, an overweight versus the index in mid- and large-cap stocks, which underperformed, weighed on results.
•	An overweight in companies with the highest combined profitability and book-to-market characteristics, which outperformed, aided the fund’s performance.
•	Excluding real estate investment trusts (REITs), a strategic rather than tactical decision, contributed to relative returns. REITs underperformed for the period.

Cumulative Performance (based on an initial $10,000 investment)
September 26, 2023 through August 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis U.S. Large Cap Equity ETF	15.75%	24.78%	9/26/23
Russell 1000	16.24%	25.54%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$695,847,862
Management Fees (dollars paid during the reporting period)	$788,445
Portfolio Turnover Rate	1%
Total Number of Portfolio Holdings	956

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	11%
Rights	0.0%	Software	9%
Short-Term Investments	0.1%	Interactive Media and Services	6%
Other Assets and Liabilities	0.1%	Technology Hardware, Storage and Peripherals	5%
		Oil, Gas and Consumable Fuels	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072158

ANNUAL SHAREHOLDER REPORT

Avantis U.S. Large Cap Value ETF

NYSE Arca, Inc. (AVLV)	August 31, 2025

This annual shareholder report contains important information about Avantis U.S. Large Cap Value ETF for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Large Cap Value ETF	$16	0.15%

What were the key factors that affected the fund’s performance?
Avantis U.S. Large Cap Value ETF returned 11.90% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 1000 Value Index.
•	Against a backdrop of positive corporate earnings results, resilient economic growth and federal tax relief legislation, U.S. stocks broadly rallied for the 12-month period. Stocks advanced despite periodic volatility from tariff policy uncertainty, rising interest rates, geopolitical tensions and persistent inflation. Within the U.S. market, large-cap stocks outperformed small caps, and growth stocks broadly outperformed their value-style counterparts.
•	The fund’s overweight versus the index in companies with the highest combined profitability and book-to-market characteristics, which outperformed, contributed to performance. An underweight to companies with the lowest profitability and book-to-market traits, which underperformed, also lifted results.
•	Sector weightings, a byproduct of the fund’s focus on valuation metrics, contributed to performance overall. An underweight to the underperforming health care sector and an overweight to the outperforming communication services sector were key contributors.
•	Excluding real estate investment trusts (REITs), which is a strategic rather than tactical allocation, also aided performance. REITs underperformed for the period.

Cumulative Performance (based on an initial $10,000 investment)
September 21, 2021 through August 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis U.S. Large Cap Value ETF	11.90%	11.44%	9/21/21
Regulatory Index
Russell 1000	16.24%	11.41%	—
Performance Index
Russell 1000 Value	9.33%	8.97%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$8,199,763,307
Management Fees (dollars paid during the reporting period)	$9,073,193
Portfolio Turnover Rate	7%
Total Number of Portfolio Holdings	306

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Oil, Gas and Consumable Fuels	12%
Short-Term Investments	0.0%	Insurance	8%
Other Assets and Liabilities	0.2%	Interactive Media and Services	7%
		Specialty Retail	5%
		Consumer Staples Distribution & Retail	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072349

ANNUAL SHAREHOLDER REPORT

Avantis U.S. Mid Cap Equity ETF

NYSE Arca, Inc. (AVMC)	August 31, 2025

This annual shareholder report contains important information about Avantis U.S. Mid Cap Equity ETF for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Mid Cap Equity ETF	$19	0.18%

What were the key factors that affected the fund’s performance?
Avantis U.S. Mid Cap Equity ETF returned 11.44% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell Midcap Index.
•	Against a backdrop of positive corporate earnings results, resilient economic growth and federal tax relief legislation, U.S. stocks broadly rallied for the 12-month period. Stocks advanced despite periodic volatility from tariff policy uncertainty, rising interest rates, geopolitical tensions and persistent inflation. Within the U.S. market, mid-cap stocks outperformed small caps but underperformed large caps, while growth stocks broadly outperformed their value-style counterparts.
•	The fund’s allocations by market capitalizations weighed on relative results. An overweight position versus the index in mid-cap stocks and underweights to larger-cap companies detracted from relative performance.
•	An underweight to companies with the lowest profitability and book-to-market characteristics, which outperformed, detracted from relative performance.
•	Excluding real estate investment trusts (REITs), a strategic rather than tactical decision, aided performance, as REITs underperformed. Remaining sector allocations, which are byproducts of the fund’s focus on valuation metrics, also lifted relative results.

Cumulative Performance (based on an initial $10,000 investment)
November 7, 2023 through August 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis U.S. Mid Cap Equity ETF	11.44%	21.65%	11/7/23
Regulatory Index
Russell 3000	15.84%	25.43%	—
Performance Index
Russell Midcap	12.58%	22.23%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$207,950,116
Management Fees (dollars paid during the reporting period)	$269,054
Portfolio Turnover Rate	8%
Total Number of Portfolio Holdings	507

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Insurance	6%
Short-Term Investments	0.1%	Capital Markets	5%
Other Assets and Liabilities	0.1%	Banks	5%
		Oil, Gas and Consumable Fuels	5%
		Machinery	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072125

ANNUAL SHAREHOLDER REPORT

Avantis U.S. Mid Cap Value ETF

NYSE Arca, Inc. (AVMV)	August 31, 2025

This annual shareholder report contains important information about Avantis U.S. Mid Cap Value ETF for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Mid Cap Value ETF	$21	0.20%

What were the key factors that affected the fund’s performance?
Avantis U.S. Mid Cap Value ETF returned 11.65% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell Midcap Value Index.
•	Against a backdrop of positive corporate earnings results, resilient economic growth and federal tax relief legislation, U.S. stocks broadly rallied for the 12-month period. Stocks advanced despite periodic volatility from tariff policy uncertainty, rising interest rates, geopolitical tensions and persistent inflation. Within the U.S. market, mid-cap stocks outperformed small caps but underperformed large caps, while growth stocks broadly outperformed their value-style counterparts.
•	The fund’s overweight versus the index in companies with the highest profitability and book-to-market characteristics, which outperformed, aided relative performance. Additionally, an underweight in companies with the lowest profitability and book-to-market characteristics, which underperformed, also contributed to performance.
•	Excluding real estate investment trusts (REITs), which is a strategic rather than tactical decision, aided relative results. REITs underperformed for the period.
•	Sector allocations, which are byproducts of the fund’s focus on valuation metrics, broadly contributed to performance. An underweight to the underperforming health care sector and an overweight to the outperforming financials sector were key contributors.

Cumulative Performance (based on an initial $10,000 investment)
November 7, 2023 through August 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis U.S. Mid Cap Value ETF	11.65%	22.15%	11/7/23
Regulatory Index
Russell 3000	15.84%	25.43%	—
Performance Index
Russell Midcap Value	8.24%	19.96%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$264,174,534
Management Fees (dollars paid during the reporting period)	$292,195
Portfolio Turnover Rate	28%
Total Number of Portfolio Holdings	275

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Insurance	10%
Short-Term Investments	0.1%	Oil, Gas and Consumable Fuels	7%
Other Assets and Liabilities	0.1%	Banks	6%
		Capital Markets	6%
		Specialty Retail	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072133

ANNUAL SHAREHOLDER REPORT
Avantis U.S. Quality ETF

The Nasdaq Stock Market LLC (AVUQ)	August 31, 2025

This annual shareholder report contains important information about Avantis U.S. Quality ETF for the period of March 25, 2025 to August 31, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Quality ETF	$7	0.15%
*The costs of an investment would have been greater had the class been available for a full year.

Fund Statistics
Net Assets	$149,729,020
Management Fees (dollars paid during the reporting period)	$88,686
Portfolio Turnover Rate	5%
Total Number of Portfolio Holdings	505

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	18%
Short-Term Investments	0.2%	Software	16%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	12%
		Technology Hardware, Storage and Peripherals	10%
		Broadline Retail	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507A507

ANNUAL SHAREHOLDER REPORT

Avantis U.S. Small Cap Equity ETF

NYSE Arca, Inc. (AVSC)	August 31, 2025

This annual shareholder report contains important information about Avantis U.S. Small Cap Equity ETF for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Small Cap Equity ETF	$26	0.25%

What were the key factors that affected the fund’s performance?
Avantis U.S. Small Cap Equity ETF returned 5.99% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 2000 Index.
•	Against a backdrop of positive corporate earnings results, resilient economic growth and federal tax relief legislation, U.S. stocks broadly rallied for the 12-month period. Stocks advanced despite periodic volatility from tariff policy uncertainty, rising interest rates, geopolitical tensions and persistent inflation. Within the small-cap universe, growth stocks broadly outperformed their value-style counterparts.
•	The fund’s overweight versus the index to companies with the highest profitability and book-to-market characteristics, which underperformed, weighed on results. An underweight to companies with the lowest combined profitability and book-to-market characteristics, which outperformed, also detracted.
•	An overweight in micro-cap companies, which underperformed, weighed on results.
•	Excluding real estate investment trusts (REITs), a strategic rather than tactical decision, aided performance as REITs underperformed. Remaining sector allocations, a byproduct of the fund’s focus on valuation metrics, contributed overall, led by an underweight position in the underperforming health care sector.

Cumulative Performance (based on an initial $10,000 investment)
January 11, 2022 through August 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis U.S. Small Cap Equity ETF	5.99%	4.88%	1/11/22
Regulatory Index
Russell 3000	15.84%	9.96%	—
Performance Index
Russell 2000	8.17%	3.59%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$1,892,949,057
Management Fees (dollars paid during the reporting period)	$3,729,580
Portfolio Turnover Rate	5%
Total Number of Portfolio Holdings	1,309

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Banks	17%
Rights	0.0%	Oil, Gas and Consumable Fuels	5%
Short-Term Investments	1.4%	Machinery	4%
Other Assets and Liabilities	(1.2)%	Biotechnology	4%
		Chemicals	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072323

ANNUAL SHAREHOLDER REPORT

Avantis U.S. Small Cap Value ETF

NYSE Arca, Inc. (AVUV)	August 31, 2025

This annual shareholder report contains important information about Avantis U.S. Small Cap Value ETF for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Small Cap Value ETF	$26	0.25%

What were the key factors that affected the fund’s performance?
Avantis U.S. Small Cap Value ETF returned 5.83% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 2000 Value Index.
•	Against a backdrop of positive corporate earnings results, resilient economic growth and federal tax relief legislation, U.S. stocks broadly rallied for the 12-month period. Stocks advanced despite periodic volatility from tariff policy uncertainty, rising interest rates, geopolitical tensions and persistent inflation. Within the small-cap universe, growth stocks broadly outperformed their value-style counterparts.
•	The fund’s exclusion of real estate investment trusts (REITs), which is a strategic allocation decision rather than a tactical move, aided relative performance. REITs underperformed for the period.
•	Overall, sector weightings boosted relative performance, led by an underweight versus the index in the underperforming health care sector. Sector weightings are a byproduct of the fund’s focus on companies with high profitability and book-to-market traits.
•	The fund’s focus on companies with the highest combined profitability and book-to-market characteristics weighed on performance. An underweight position in the lowest profitability and book-to-market companies also detracted.

Cumulative Performance (based on an initial $10,000 investment)
September 24, 2019 through August 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Avantis U.S. Small Cap Value ETF	5.83%	19.27%	14.14%	9/24/19
Regulatory Index
Russell 3000	15.84%	14.11%	15.18%	—
Performance Index
Russell 2000 Value	5.83%	13.06%	8.77%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$18,272,384,642
Management Fees (dollars paid during the reporting period)	$38,129,751
Portfolio Turnover Rate	6%
Total Number of Portfolio Holdings	768

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Banks	16%
Rights	0.0%	Oil, Gas and Consumable Fuels	9%
Short-Term Investments	0.4%	Specialty Retail	5%
Other Assets and Liabilities	(0.2)%	Energy Equipment and Services	5%
		Insurance	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072877

ANNUAL SHAREHOLDER REPORT

Avantis Core Fixed Income Fund

Institutional Class (AVIGX)	August 31, 2025

This annual shareholder report contains important information about Avantis Core Fixed Income Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$15	0.15%

What were the key factors that affected the fund’s performance?
Avantis Core Fixed Income Fund Institutional Class returned 4.14% for the reporting period ended August 31, 2025.
The fund seeks to maximize total return. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Treasury yields were higher for the period, but the effect on different tenors was mixed as the yield curve steepened meaningfully. Shorter-dated and intermediate maturities outperformed longer-dated securities, with 30-year Treasury yields rising approximately 0.8 of a percentage point. The Federal Reserve cut interest rates by 1 percentage point early in the period. Meanwhile, credit spreads generally tightened, and most U.S. bond sectors delivered gains for the 12-month period.
•	Yield curve positioning and asset allocation were the primary drivers of fund performance. The fund maintained a duration position in line with the benchmark.
•	The fund’s overweight versus the benchmark to the corporate sector aided performance, as credit spreads tightened.
•	The fund’s positioning on the yield curve and exposure to bonds with higher carry and roll-down also contributed to performance.

Cumulative Performance (based on an initial $10,000 investment)
February 24, 2021 through August 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Institutional Class	4.14%	-0.35%	2/24/21
Bloomberg U.S. Aggregate Bond	3.14%	-0.39%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$164,007,991
Management Fees (dollars paid during the reporting period)	$13,699
Portfolio Turnover Rate	319%
Total Number of Portfolio Holdings	417

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	61.3%
U.S. Treasury Securities	24.3%
U.S. Government Agency Mortgage-Backed Securities	18.8%
U.S. Government Agency Securities	2.0%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	11.0%
Other Assets and Liabilities	(17.6)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072661

ANNUAL SHAREHOLDER REPORT

Avantis Core Fixed Income Fund

G Class (AVBNX)	August 31, 2025

This annual shareholder report contains important information about Avantis Core Fixed Income Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

What were the key factors that affected the fund’s performance?
Avantis Core Fixed Income Fund G Class returned 4.18% for the reporting period ended August 31, 2025.
The fund seeks to maximize total return. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Treasury yields were higher for the period, but the effect on different tenors was mixed as the yield curve steepened meaningfully. Shorter-dated and intermediate maturities outperformed longer-dated securities, with 30-year Treasury yields rising approximately 0.8 of a percentage point. The Federal Reserve cut interest rates by 1 percentage point early in the period. Meanwhile, credit spreads generally tightened, and most U.S. bond sectors delivered gains for the 12-month period.
•	Yield curve positioning and asset allocation were the primary drivers of fund performance. The fund maintained a duration position in line with the benchmark.
•	The fund’s overweight versus the benchmark to the corporate sector aided performance, as credit spreads tightened.
•	The fund’s positioning on the yield curve and exposure to bonds with higher carry and roll-down also contributed to performance.

Cumulative Performance (based on an initial $10,000 investment)
February 24, 2021 through August 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	4.18%	-0.21%	2/24/21
Bloomberg U.S. Aggregate Bond	3.14%	-0.39%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$164,007,991
Management Fees (dollars paid during the reporting period)	$13,699
Portfolio Turnover Rate	319%
Total Number of Portfolio Holdings	417

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	61.3%
U.S. Treasury Securities	24.3%
U.S. Government Agency Mortgage-Backed Securities	18.8%
U.S. Government Agency Securities	2.0%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	11.0%
Other Assets and Liabilities	(17.6)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072430

ANNUAL SHAREHOLDER REPORT

Avantis Emerging Markets Equity Fund

Institutional Class (AVEEX)	August 31, 2025

This annual shareholder report contains important information about Avantis Emerging Markets Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$36	0.33%

What were the key factors that affected the fund’s performance?
Avantis Emerging Markets Equity Fund Institutional Class returned 17.51% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI Emerging Markets IMI.
•	Against a backdrop of slow global growth and solid corporate earnings results, emerging markets (EM) stocks rallied for the 12-month period and outperformed developed markets stocks. Within the EM universe, large-cap stocks outperformed small caps, and the growth style broadly outperformed value.
•	The fund has no exposure to China A shares, which are part of the benchmark and underperformed during the period.
•	The fund’s underweight versus the benchmark to companies with the lowest profitability and book-to-market characteristics aided results.
•	The fund's allocations by market capitalizations detracted from results, largely due to an overweight to micro-cap stocks. Stocks in this capitalization category underperformed for the period.

Cumulative Performance (based on an initial $10,000 investment)
December 4, 2019 through August 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Institutional Class	17.51%	9.05%	8.49%	12/4/19
MSCI Emerging Markets IMI	15.82%	5.96%	6.59%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$643,759,835
Management Fees (dollars paid during the reporting period)	$1,839,981
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	3,177

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.8%	China	28%
Warrants	0.0%	Taiwan	20%
Rights	0.0%	India	19%
Short-Term Investments	2.2%	South Korea	12%
Other Assets and Liabilities	(2.0)%	Brazil	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072869

ANNUAL SHAREHOLDER REPORT

Avantis Emerging Markets Equity Fund

G Class (AVENX)	August 31, 2025

This annual shareholder report contains important information about Avantis Emerging Markets Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

What were the key factors that affected the fund’s performance?
Avantis Emerging Markets Equity Fund G Class returned 17.95% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI Emerging Markets IMI.
•	Against a backdrop of slow global growth and solid corporate earnings results, emerging markets (EM) stocks rallied for the 12-month period and outperformed developed markets stocks. Within the EM universe, large-cap stocks outperformed small caps, and the growth style broadly outperformed value.
•	The fund has no exposure to China A shares, which are part of the benchmark and underperformed during the period.
•	The fund’s underweight versus the benchmark to companies with the lowest profitability and book-to-market characteristics aided results.
•	The fund's allocations by market capitalizations detracted from results, largely due to an overweight to micro-cap stocks. Stocks in this capitalization category underperformed for the period.

Cumulative Performance (based on an initial $10,000 investment)
January 20, 2021 through August 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	17.95%	4.23%	1/20/21
MSCI Emerging Markets IMI	15.82%	1.01%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$643,759,835
Management Fees (dollars paid during the reporting period)	$1,839,981
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	3,177

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.8%	China	28%
Warrants	0.0%	Taiwan	20%
Rights	0.0%	India	19%
Short-Term Investments	2.2%	South Korea	12%
Other Assets and Liabilities	(2.0)%	Brazil	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072455

ANNUAL SHAREHOLDER REPORT

Avantis International Equity Fund

Institutional Class (AVDEX)	August 31, 2025

This annual shareholder report contains important information about Avantis International Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$25	0.23%

What were the key factors that affected the fund’s performance?
Avantis International Equity Fund Institutional Class returned 18.82% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI World ex USA IMI.
•	Non-U.S. developed markets stocks rallied for the 12-month period, which was characterized by slow global growth and upbeat corporate earnings results. Stocks advanced despite tariff policy uncertainty, interest rate volatility, geopolitical tensions and persistent inflation. Small-cap stocks generally outperformed large caps, and value broadly outpaced growth.
•	Performance among profitability and book-to-market categories was broadly positive. The fund’s overweight versus the index in companies with the highest combined profitability and book-to-market characteristics was a top contributor. The fund’s underweight to the lowest profitability and book-to-market companies also aided results.
•	The fund’s sector weightings—a byproduct of the fund’s focus on companies with high profitability and book-to-market traits—also broadly contributed. An underweight to the underperforming health care sector was a top contributor. Excluding real estate investment trusts (REITs), which is a strategic rather than tactical decision, also aided results. REITs underperformed for the period.
•	The fund’s underweight to mega-cap stocks, which outperformed for the period, detracted from performance. Additionally, overweights to mid- and micro-cap stocks, which underperformed, weighed on results.

Cumulative Performance (based on an initial $10,000 investment)
December 4, 2019 through August 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Institutional Class	18.82%	11.66%	9.67%	12/4/19
MSCI World ex USA IMI	15.59%	10.21%	8.70%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$409,458,559
Management Fees (dollars paid during the reporting period)	$573,258
Portfolio Turnover Rate	6%
Total Number of Portfolio Holdings	2,954

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	Japan	21%
Warrants	0.0%	United Kingdom	13%
Rights	0.0%	Canada	11%
Short-Term Investments	5.3%	France	8%
Other Assets and Liabilities	(4.6)%	Germany	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072851

ANNUAL SHAREHOLDER REPORT

Avantis International Equity Fund

G Class (AVDNX)	August 31, 2025

This annual shareholder report contains important information about Avantis International Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

What were the key factors that affected the fund’s performance?
Avantis International Equity Fund G Class returned 19.16% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI World ex USA IMI.
•	Non-U.S. developed markets stocks rallied for the 12-month period, which was characterized by slow global growth and upbeat corporate earnings results. Stocks advanced despite tariff policy uncertainty, interest rate volatility, geopolitical tensions and persistent inflation. Small-cap stocks generally outperformed large caps, and value broadly outpaced growth.
•	Performance among profitability and book-to-market categories was broadly positive. The fund’s overweight versus the index in companies with the highest combined profitability and book-to-market characteristics was a top contributor. The fund’s underweight to the lowest profitability and book-to-market companies also aided results.
•	The fund’s sector weightings—a byproduct of the fund’s focus on companies with high profitability and book-to-market traits—also broadly contributed. An underweight to the underperforming health care sector was a top contributor. Excluding real estate investment trusts (REITs), which is a strategic rather than tactical decision, also aided results. REITs underperformed for the period.
•	The fund’s underweight to mega-cap stocks, which outperformed for the period, detracted from performance. Additionally, overweights to mid- and micro-cap stocks, which underperformed, weighed on results.

Cumulative Performance (based on an initial $10,000 investment)
January 20, 2021 through August 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	19.16%	8.97%	1/20/21
MSCI World ex USA IMI	15.59%	7.59%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$409,458,559
Management Fees (dollars paid during the reporting period)	$573,258
Portfolio Turnover Rate	6%
Total Number of Portfolio Holdings	2,954

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	Japan	21%
Warrants	0.0%	United Kingdom	13%
Rights	0.0%	Canada	11%
Short-Term Investments	5.3%	France	8%
Other Assets and Liabilities	(4.6)%	Germany	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072463

ANNUAL SHAREHOLDER REPORT

Avantis International Small Cap Value Fund

Institutional Class (AVDVX)	August 31, 2025

This annual shareholder report contains important information about Avantis International Small Cap Value Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$41	0.36%

What were the key factors that affected the fund’s performance?
Avantis International Small Cap Value Fund Institutional Class returned 27.71% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI World ex USA Small Cap Index.
•	Non-U.S. developed markets stocks rallied for the 12-month period, which was characterized by slow global growth and upbeat corporate earnings results. Stocks advanced despite tariff policy uncertainty, interest rate volatility, geopolitical tensions and persistent inflation. Small-cap stocks generally outperformed large caps, and within the small-cap universe, value outpaced growth.
•	The fund’s emphasis on companies with the highest profitability and book-to-market characteristics, which outperformed, was a key contributor to performance. An underweight position versus the index in companies with the lowest profitability and book-to-market traits, which underperformed, also aided results.
•	Additionally, excluding real estate investment trusts (REITS), which is a strategic rather than tactical decision, lifted results. REITs underperformed for the period.
•	Overall, sector allocations, a byproduct of the fund’s focus on companies with high profitability and book-to-market characteristics, also contributed. Overweight positions in the financials and materials sectors, which sharply outperformed, were among the top contributors.

Cumulative Performance (based on an initial $10,000 investment)
December 4, 2019 through August 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Institutional Class	27.71%	15.56%	12.11%	12/4/19
Regulatory Index
MSCI World ex USA	14.88%	10.50%	8.88%	—
Performance Index
MSCI World ex USA Small Cap	19.94%	8.51%	7.60%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$526,967,693
Management Fees (dollars paid during the reporting period)	$1,546,102
Portfolio Turnover Rate	31%
Total Number of Portfolio Holdings	1,322

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.4%	Japan	33%
Warrants	0.0%	United Kingdom	11%
Rights	0.0%	Canada	10%
Short-Term Investments	2.9%	Australia	9%
Other Assets and Liabilities	(2.3)%	Sweden	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072844

ANNUAL SHAREHOLDER REPORT

Avantis International Small Cap Value Fund

G Class (AVANX)	August 31, 2025

This annual shareholder report contains important information about Avantis International Small Cap Value Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

What were the key factors that affected the fund’s performance?
Avantis International Small Cap Value Fund G Class returned 28.19% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI World ex USA Small Cap Index.
•	Non-U.S. developed markets stocks rallied for the 12-month period, which was characterized by slow global growth and upbeat corporate earnings results. Stocks advanced despite tariff policy uncertainty, interest rate volatility, geopolitical tensions and persistent inflation. Small-cap stocks generally outperformed large caps, and within the small-cap universe, value outpaced growth.
•	The fund’s emphasis on companies with the highest profitability and book-to-market characteristics, which outperformed, was a key contributor to performance. An underweight position versus the index in companies with the lowest profitability and book-to-market traits, which underperformed, also aided results.
•	Additionally, excluding real estate investment trusts (REITS), which is a strategic rather than tactical decision, lifted results. REITs underperformed for the period.
•	Overall, sector allocations, a byproduct of the fund’s focus on companies with high profitability and book-to-market characteristics, also contributed. Overweight positions in the financials and materials sectors, which sharply outperformed, were among the top contributors.

Cumulative Performance (based on an initial $10,000 investment)
January 20, 2021 through August 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	28.19%	12.22%	1/20/21
Regulatory Index
MSCI World ex USA	14.88%	8.00%	—
Performance Index
MSCI World ex USA Small Cap	19.94%	5.20%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$526,967,693
Management Fees (dollars paid during the reporting period)	$1,546,102
Portfolio Turnover Rate	31%
Total Number of Portfolio Holdings	1,322

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.4%	Japan	33%
Warrants	0.0%	United Kingdom	11%
Rights	0.0%	Canada	10%
Short-Term Investments	2.9%	Australia	9%
Other Assets and Liabilities	(2.3)%	Sweden	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072471

ANNUAL SHAREHOLDER REPORT

Avantis U.S. Equity Fund

Institutional Class (AVUSX)	August 31, 2025

This annual shareholder report contains important information about Avantis U.S. Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$16	0.15%

What were the key factors that affected the fund’s performance?
Avantis U.S. Equity Fund Institutional Class returned 14.02% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 3000 Index.
•	Against a backdrop of positive corporate earnings results, resilient economic growth and federal tax relief legislation, U.S. stocks broadly rallied for the 12-month period. Stocks advanced despite periodic volatility from tariff policy uncertainty, rising interest rates, geopolitical tensions and persistent inflation. Within the U.S. market, large-cap stocks outperformed small caps, and growth stocks broadly outperformed their value-style counterparts.
•	The fund’s allocations by capitalizations broadly detracted from relative results. An underweight versus the index in mega-cap stocks, which outperformed, and an overweight in micro-cap stocks, which underperformed, were the main detractors. Overweight positions in large-, mid- and small-cap stocks also detracted from results.
•	The fund’s overweight to companies with the highest profitability and book-to-market traits aided performance.
•	The fund’s sector weightings—a byproduct of the fund’s focus on companies with high profitability and book-to-market traits—broadly contributed. An underweight to the underperforming health care sector was a top contributor. Excluding real estate investment trusts (REITs), which is a strategic rather than tactical decision, also aided results. REITs significantly underperformed for the period.

Cumulative Performance (based on an initial $10,000 investment)
December 4, 2019 through August 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Institutional Class	14.02%	14.54%	14.31%	12/4/19
Russell 3000	15.84%	14.11%	14.68%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$945,531,790
Management Fees (dollars paid during the reporting period)	$1,008,207
Portfolio Turnover Rate	16%
Total Number of Portfolio Holdings	1,607

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Semiconductors and Semiconductor Equipment	9%
Rights	0.0%	Software	8%
Escrow Interests	0.0%	Interactive Media and Services	7%
Short-Term Investments	0.6%	Banks	5%
Other Assets and Liabilities	(0.3)%	Oil, Gas and Consumable Fuels	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072836

ANNUAL SHAREHOLDER REPORT

Avantis U.S. Equity Fund

G Class (AVUNX)	August 31, 2025

This annual shareholder report contains important information about Avantis U.S. Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

What were the key factors that affected the fund’s performance?
Avantis U.S. Equity Fund G Class returned 14.23% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 3000 Index.
•	Against a backdrop of positive corporate earnings results, resilient economic growth and federal tax relief legislation, U.S. stocks broadly rallied for the 12-month period. Stocks advanced despite periodic volatility from tariff policy uncertainty, rising interest rates, geopolitical tensions and persistent inflation. Within the U.S. market, large-cap stocks outperformed small caps, and growth stocks broadly outperformed their value-style counterparts.
•	The fund’s allocations by capitalizations broadly detracted from relative results. An underweight versus the index in mega-cap stocks, which outperformed, and an overweight in micro-cap stocks, which underperformed, were the main detractors. Overweight positions in large-, mid- and small-cap stocks also detracted from results.
•	The fund’s overweight to companies with the highest profitability and book-to-market traits aided performance.
•	The fund’s sector weightings—a byproduct of the fund’s focus on companies with high profitability and book-to-market traits—broadly contributed. An underweight to the underperforming health care sector was a top contributor. Excluding real estate investment trusts (REITs), which is a strategic rather than tactical decision, also aided results. REITs significantly underperformed for the period.

Cumulative Performance (based on an initial $10,000 investment)
January 20, 2021 through August 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	14.23%	11.87%	1/20/21
Russell 3000	15.84%	12.10%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$945,531,790
Management Fees (dollars paid during the reporting period)	$1,008,207
Portfolio Turnover Rate	16%
Total Number of Portfolio Holdings	1,607

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Semiconductors and Semiconductor Equipment	9%
Rights	0.0%	Software	8%
Escrow Interests	0.0%	Interactive Media and Services	7%
Short-Term Investments	0.6%	Banks	5%
Other Assets and Liabilities	(0.3)%	Oil, Gas and Consumable Fuels	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072497

ANNUAL SHAREHOLDER REPORT

Avantis U.S. Large Cap Value Fund

Institutional Class (AVLVX)	August 31, 2025

This annual shareholder report contains important information about Avantis U.S. Large Cap Value Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$16	0.15%

What were the key factors that affected the fund’s performance?
Avantis U.S. Large Cap Value Fund Institutional Class returned 10.23% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 1000 Value Index.
•	Against a backdrop of positive corporate earnings results, resilient economic growth and federal tax relief legislation, U.S. stocks broadly rallied for the 12-month period. Stocks advanced despite periodic volatility from tariff policy uncertainty, rising interest rates, geopolitical tensions and persistent inflation. Within the U.S. market, large-cap stocks outperformed small caps, and growth stocks broadly outperformed their value-style counterparts.
•	The fund’s overweight versus the index in companies with the highest combined profitability and book-to-market characteristics, which outperformed, contributed to performance. An underweight to companies with the lowest profitability and book-to-market traits, which underperformed, also lifted results.
•	Sector weightings, a byproduct of the fund’s focus on valuation metrics, contributed to performance overall. An underweight to the underperforming health care sector and an overweight to the outperforming communication services sector were key contributors.
•	Excluding real estate investment trusts (REITs), which is a strategic rather than tactical allocation, also aided performance. REITs underperformed for the period.

Cumulative Performance (based on an initial $10,000 investment)
June 21, 2022 through August 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Institutional Class	10.23%	15.52%	6/21/22
Regulatory Index
Russell 1000	16.24%	20.09%	—
Performance Index
Russell 1000 Value	9.33%	13.40%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$367,404,149
Management Fees (dollars paid during the reporting period)	$528,709
Portfolio Turnover Rate	57%
Total Number of Portfolio Holdings	209

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.2%	Oil, Gas and Consumable Fuels	12%
Short-Term Investments	0.9%	Insurance	8%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	6%
		Consumer Staples Distribution & Retail	6%
		Specialty Retail	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072273

ANNUAL SHAREHOLDER REPORT

Avantis U.S. Large Cap Value Fund

G Class (ALCEX)	August 31, 2025

This annual shareholder report contains important information about Avantis U.S. Large Cap Value Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

What were the key factors that affected the fund’s performance?
Avantis U.S. Large Cap Value Fund G Class returned 10.46% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 1000 Value Index.
•	Against a backdrop of positive corporate earnings results, resilient economic growth and federal tax relief legislation, U.S. stocks broadly rallied for the 12-month period. Stocks advanced despite periodic volatility from tariff policy uncertainty, rising interest rates, geopolitical tensions and persistent inflation. Within the U.S. market, large-cap stocks outperformed small caps, and growth stocks broadly outperformed their value-style counterparts.
•	The fund’s overweight versus the index in companies with the highest combined profitability and book-to-market characteristics, which outperformed, contributed to performance. An underweight to companies with the lowest profitability and book-to-market traits, which underperformed, also lifted results.
•	Sector weightings, a byproduct of the fund’s focus on valuation metrics, contributed to performance overall. An underweight to the underperforming health care sector and an overweight to the outperforming communication services sector were key contributors.
•	Excluding real estate investment trusts (REITs), which is a strategic rather than tactical allocation, also aided performance. REITs underperformed for the period.

Cumulative Performance (based on an initial $10,000 investment)
June 21, 2022 through August 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	10.46%	15.71%	6/21/22
Regulatory Index
Russell 1000	16.24%	20.09%	—
Performance Index
Russell 1000 Value	9.33%	13.40%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$367,404,149
Management Fees (dollars paid during the reporting period)	$528,709
Portfolio Turnover Rate	57%
Total Number of Portfolio Holdings	209

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.2%	Oil, Gas and Consumable Fuels	12%
Short-Term Investments	0.9%	Insurance	8%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	6%
		Consumer Staples Distribution & Retail	6%
		Specialty Retail	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072265

ANNUAL SHAREHOLDER REPORT

Avantis U.S. Small Cap Equity Fund

Institutional Class (AVSCX)	August 31, 2025

This annual shareholder report contains important information about Avantis U.S. Small Cap Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$26	0.25%

What were the key factors that affected the fund’s performance?
Avantis U.S. Small Cap Equity Fund Institutional Class returned 6.47% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 2000 Index.
•	Against a backdrop of positive corporate earnings results, resilient economic growth and federal tax relief legislation, U.S. stocks broadly rallied for the 12-month period. Stocks advanced despite periodic volatility from tariff policy uncertainty, rising interest rates, geopolitical tensions and persistent inflation. Within the small-cap universe, growth stocks broadly outperformed their value-style counterparts.
•	The fund’s allocations by market capitalizations weighed on relative performance. An overweight versus the index in micro-cap companies, which underperformed, was the main detractor.
•	The fund’s overweight to companies with the highest profitability and book-to-market characteristics, which underperformed, detracted from results. An underweight to companies with the lowest combined profitability and book-to-market characteristics, which outperformed, also detracted. But positive results from overweighting companies in the second-highest valuation quartile helped offset some negative effects.
•	Excluding real estate investment trusts (REITs), a strategic rather than tactical decision, aided performance as REITs underperformed. Remaining sector allocations, byproducts of the fund’s focus on valuation metrics, contributed overall, led by an underweight position in the underperforming health care sector.

Cumulative Performance (based on an initial $10,000 investment)
June 20, 2024 through August 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Institutional Class	6.47%	14.37%	6/20/24
Regulatory Index
Russell 3000	15.84%	16.88%	—
Performance Index
Russell 2000	8.17%	15.81%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$106,816,430
Management Fees (dollars paid during the reporting period)	$158,188
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	1,024

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Banks	18%
Rights	0.0%	Machinery	5%
Short-Term Investments	2.7%	Insurance	4%
Other Assets and Liabilities	(2.5)%	Software	3%
		Oil, Gas and Consumable Fuels	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507A309

ANNUAL SHAREHOLDER REPORT

Avantis U.S. Small Cap Equity Fund

G Class (AVSBX)	August 31, 2025

This annual shareholder report contains important information about Avantis U.S. Small Cap Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

What were the key factors that affected the fund’s performance?
Avantis U.S. Small Cap Equity Fund G Class returned 6.70% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 2000 Index.
•	Against a backdrop of positive corporate earnings results, resilient economic growth and federal tax relief legislation, U.S. stocks broadly rallied for the 12-month period. Stocks advanced despite periodic volatility from tariff policy uncertainty, rising interest rates, geopolitical tensions and persistent inflation. Within the small-cap universe, growth stocks broadly outperformed their value-style counterparts.
•	The fund’s allocations by market capitalizations weighed on relative performance. An overweight versus the index in micro-cap companies, which underperformed, was the main detractor.
•	The fund’s overweight to companies with the highest profitability and book-to-market characteristics, which underperformed, detracted from results. An underweight to companies with the lowest combined profitability and book-to-market characteristics, which outperformed, also detracted. But positive results from overweighting companies in the second-highest valuation quartile helped offset some negative effects.
•	Excluding real estate investment trusts (REITs), a strategic rather than tactical decision, aided performance as REITs underperformed. Remaining sector allocations, byproducts of the fund’s focus on valuation metrics, contributed overall, led by an underweight position in the underperforming health care sector.

Cumulative Performance (based on an initial $10,000 investment)
June 20, 2024 through August 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	6.70%	14.66%	6/20/24
Regulatory Index
Russell 3000	15.84%	16.88%	—
Performance Index
Russell 2000	8.17%	15.81%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$106,816,430
Management Fees (dollars paid during the reporting period)	$158,188
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	1,024

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Banks	18%
Rights	0.0%	Machinery	5%
Short-Term Investments	2.7%	Insurance	4%
Other Assets and Liabilities	(2.5)%	Software	3%
		Oil, Gas and Consumable Fuels	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507A408

ANNUAL SHAREHOLDER REPORT

Avantis U.S. Small Cap Value Fund

Institutional Class (AVUVX)	August 31, 2025

This annual shareholder report contains important information about Avantis U.S. Small Cap Value Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$26	0.25%

What were the key factors that affected the fund’s performance?
Avantis U.S. Small Cap Value Fund Institutional Class returned 6.44% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 2000 Value Index.
•	Against a backdrop of positive corporate earnings results, resilient economic growth and federal tax relief legislation, U.S. stocks broadly rallied for the 12-month period. Stocks advanced despite periodic volatility from tariff policy uncertainty, rising interest rates, geopolitical tensions and persistent inflation. Within the small-cap universe, growth stocks broadly outperformed their value-style counterparts.
•	The fund’s exclusion of real estate investment trusts (REITs), which is a strategic allocation decision rather than a tactical move, aided relative performance. REITs underperformed for the period.
•	Overall, sector weightings boosted relative performance, led by an underweight versus the index in the underperforming health care sector. Sector weightings are a byproduct of the fund’s focus on companies with high profitability and book-to-market traits.
•	The fund’s focus on companies with the highest combined profitability and book-to-market characteristics weighed on performance. An underweight position in the lowest profitability and book-to-market companies also detracted.

Cumulative Performance (based on an initial $10,000 investment)
December 4, 2019 through August 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Institutional Class	6.44%	19.32%	14.59%	12/4/19
Regulatory Index
Russell 3000	15.84%	14.11%	14.68%	—
Performance Index
Russell 2000 Value	5.83%	13.06%	8.35%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$1,208,770,483
Management Fees (dollars paid during the reporting period)	$2,501,419
Portfolio Turnover Rate	20%
Total Number of Portfolio Holdings	681

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.0%	Banks	15%
Rights	0.0%	Oil, Gas and Consumable Fuels	9%
Short-Term Investments	1.9%	Specialty Retail	5%
Other Assets and Liabilities	(0.9)%	Energy Equipment and Services	5%
		Insurance	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072828

ANNUAL SHAREHOLDER REPORT

Avantis U.S. Small Cap Value Fund

G Class (AVCNX)	August 31, 2025

This annual shareholder report contains important information about Avantis U.S. Small Cap Value Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

What were the key factors that affected the fund’s performance?
Avantis U.S. Small Cap Value Fund G Class returned 6.71% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 2000 Value Index.
•	Against a backdrop of positive corporate earnings results, resilient economic growth and federal tax relief legislation, U.S. stocks broadly rallied for the 12-month period. Stocks advanced despite periodic volatility from tariff policy uncertainty, rising interest rates, geopolitical tensions and persistent inflation. Within the small-cap universe, growth stocks broadly outperformed their value-style counterparts.
•	The fund’s exclusion of real estate investment trusts (REITs), which is a strategic allocation decision rather than a tactical move, aided relative performance. REITs underperformed for the period.
•	Overall, sector weightings boosted relative performance, led by an underweight versus the index in the underperforming health care sector. Sector weightings are a byproduct of the fund’s focus on companies with high profitability and book-to-market traits.
•	The fund’s focus on companies with the highest combined profitability and book-to-market characteristics weighed on performance. An underweight position in the lowest profitability and book-to-market companies also detracted.

Cumulative Performance (based on an initial $10,000 investment)
January 20, 2021 through August 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	6.71%	12.35%	1/20/21
Regulatory Index
Russell 3000	15.84%	12.10%	—
Performance Index
Russell 2000 Value	5.83%	6.41%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$1,208,770,483
Management Fees (dollars paid during the reporting period)	$2,501,419
Portfolio Turnover Rate	20%
Total Number of Portfolio Holdings	681

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.0%	Banks	15%
Rights	0.0%	Oil, Gas and Consumable Fuels	9%
Short-Term Investments	1.9%	Specialty Retail	5%
Other Assets and Liabilities	(0.9)%	Energy Equipment and Services	5%
		Insurance	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072422

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b) No response required.

(c) None.

(d) None.

(e) Not applicable.

(f) The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 13(a)(1) to American Century ETF Trust’s Annual Certified Shareholder Report on Form N-CSR, File No. 811-23305, on October 25, 2018, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Barry A. Mendelson, Reginald M. Browne, Thomas Bunn and Jeremy Bulow are the registrant's designated audit committee financial experts. They are "independent" as defined in Item 3 of Form N-CSR.

(a)(3) Not applicable.

(b) No response required.

(c) No response required.

(d) No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

FY 2024:	$934,700
FY 2025:	$950,900

(b) Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

For services rendered to the registrant:

FY 2024:	$0
FY 2025:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2024:	$0
FY 2025:	$0

(c) Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2024:	$0
FY 2025:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2024:	$0
FY 2025:	$0

(d) All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:

FY 2024:	$0
FY 2025:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain     engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2024:	$0
FY 2025:	$0

(e)(1) In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2024:	$198,325
FY 2025:	$98,325

(h) The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

(i)	Not applicable.

(j)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee members are Barry A. Mendelson, Jeremy Bulow, Thomas Bunn and Reginald Browne.

(b) Not applicable.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the financial statements and other information filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Annual Financial Statements and Other Information

August 31, 2025

American Century® California Municipal Bond ETF (CATF)
American Century® Diversified Corporate Bond ETF (KORP)
American Century® Diversified Municipal Bond ETF (TAXF)
American Century® Multisector Floating Income ETF (FUSI)
American Century® Multisector Income ETF (MUSI)
American Century® Select High Yield ETF (AHYB)
American Century® Short Duration Strategic Income ETF (SDSI)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit americancentury.com/docs.

Schedule of Investments - California Municipal Bond ETF
AUGUST 31, 2025

	Principal Amount/Shares	Value
MUNICIPAL SECURITIES — 97.9%
California — 94.3%
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/37	$120,000	$120,705
Antelope Valley-East Kern Water Agency Financing Authority Rev., (Metropolitan Water District of Southern California), 5.00%, 4/1/44	150,000	156,952
Bay Area Toll Authority Rev., 4.00%, 4/1/30	475,000	485,612
Bay Area Toll Authority Rev., 4.00%, 4/1/38	90,000	90,087
Bay Area Toll Authority Rev., 5.00%, 4/1/42	250,000	261,974
California Community Choice Financing Authority Rev., VRN, 5.00%, 5/1/54 (GA: Morgan Stanley)	500,000	534,285
California Community Choice Financing Authority Rev., VRN, 5.50%, 10/1/54 (GA: National Bank of Canada)	45,000	48,359
California Community Choice Financing Authority Rev., VRN, 5.25%, 11/1/54 (GA: Goldman Sachs Group, Inc.)	465,000	497,975
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/55 (GA: Royal Bank of Canada)	525,000	565,555
California Community Choice Financing Authority Rev., VRN, 5.00%, 8/1/55 (GA: American General Life)	500,000	531,503
California Community Choice Financing Authority Rev., VRN, 5.00%, 1/1/56 (GA: New York Life Insurance Co.)	220,000	239,303
California Community Choice Financing Authority Rev., VRN, 5.00%, 3/1/56 (GA: Pacific Life Insurance Co.)	250,000	267,546
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/43	20,000	20,307
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 4.00%, 6/1/39	325,000	300,889
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 4.00%, 6/1/49	200,000	164,625
California Educational Facilities Authority Rev., (Leland Stanford Junior University), VRN, 5.00%, 3/1/55	100,000	113,794
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/40	200,000	217,971
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/42	350,000	365,369
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/37	130,000	141,662
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/40	225,000	237,636
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 5.25%, 12/1/40	250,000	256,533
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 4.00%, 8/15/48	275,000	242,674
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/37	400,000	396,138
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/38	25,000	24,394
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/42	350,000	359,396
California Health Facilities Financing Authority Rev., (Kaiser Foundation Hospitals), VRN, 5.00%, 6/1/41	140,000	153,666
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/34	530,000	613,923
California Health Facilities Financing Authority Rev., (Scripps Health Obligated Group), 5.00%, 11/15/44	675,000	700,896
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 8/15/35	100,000	117,983
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/32	145,000	151,565
California Housing Finance Agency Rev., (300 De Haro Venture LP), VRN, 3.25%, 6/1/55	125,000	125,952
California Housing Finance Agency Rev., (CR Epoca L Communities LP), Class PT, 3.70%, 11/1/37 (FNMA)	250,000	243,769
California Infrastructure & Economic Development Bank Rev., (Desertxpress Enterprises LLC), VRN, 9.50%, 1/1/65(1)	200,000	183,908
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/29	250,000	268,247
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/44	325,000	320,196
California Infrastructure & Economic Development Bank Rev., (University of California), 5.00%, 5/15/45	250,000	258,145
California Municipal Finance Authority Rev., 4.70%, 7/1/41 (FNMA)	250,000	251,282
California Municipal Finance Authority Rev., (5435 Balboa LP), VRN, 3.15%, 8/1/59	350,000	352,301
California Municipal Finance Authority Rev., (Ascent 613), 5.375%, 1/1/55(1)	200,000	181,730
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/36(1)	500,000	500,468
California Municipal Finance Authority Rev., (California Baptist University), 5.125%, 11/1/40(1)	250,000	251,252
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/28	150,000	158,554
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/37	200,000	203,211
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 4.00%, 8/15/44	250,000	218,174
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/43	250,000	246,003
2

Schedule of Investments - California Municipal Bond ETF

	Principal Amount/Shares	Value
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.50%, 11/1/46(1)	$100,000	$85,316
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/29	40,000	41,115
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/44	250,000	244,731
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 5.00%, 10/1/36	400,000	424,788
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/54	600,000	595,508
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/44	250,000	245,038
California Municipal Finance Authority Rev., (Scripps College), 5.00%, 7/1/29	375,000	406,696
California Municipal Finance Authority Rev., (St. Mary and All Angels Christian Church CA), 5.75%, 5/1/54(1)	50,000	48,455
California Municipal Finance Authority Rev., (United Airlines, Inc.), 4.00%, 7/15/29	250,000	248,781
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/28	100,000	103,362
California Municipal Finance Authority Rev., (View at San Bruno LP), VRN, 5.00%, 6/1/56	30,000	31,843
California Municipal Finance Authority Rev., (Witmer Manor Community Partners LP), 4.875%, 11/1/43 (FNMA)(HUD)	200,000	203,751
California Municipal Finance Authority Rev., VRN, 3.54%, 2/20/41	99,748	87,774
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2024A), 5.00%, 9/1/48	235,000	229,813
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs Dist No. 2022-6 Impt Area No. 2), 5.25%, 9/1/45(2)	100,000	99,392
California Public Finance Authority Rev., (Henry Mayo Newhall Hospital Obligated Group), 5.00%, 10/15/37	40,000	40,204
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/46(1)	250,000	217,645
California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/37	290,000	309,689
California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/38	310,000	325,851
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 4.00%, 7/1/34(1)	350,000	349,580
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/36(1)	125,000	117,271
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/46(1)	300,000	275,004
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/42(1)	250,000	246,628
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/27(1)	160,000	165,317
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/49(1)	395,000	373,423
California School Finance Authority Rev., (TEACH, Inc. Series 2019 Obligated Group), 5.00%, 6/1/29(1)	255,000	256,931
California State Public Works Board Rev., (State of California), 5.00%, 9/1/33	500,000	577,796
California State University Rev., 4.00%, 11/1/43	335,000	304,275
California Statewide Communities Development Authority Rev., 5.00%, 10/1/32(1)	300,000	335,830
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/40	400,000	400,276
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/45	250,000	220,607
California Statewide Communities Development Authority Rev., (Foothill Oak Park Apartments LLC), VRN, 4.25%, 9/1/67 (FNMA)	500,000	503,987
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/39	175,000	162,188
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/42	200,000	176,189
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	200,000	194,289
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/39	250,000	269,171
California Statewide Communities Development Authority Rev., (USC Obligated Group), 5.00%, 1/1/35	125,000	129,572
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Auth Cmnty Facs Dist 2022-7 Impt Area 2), 5.00%, 9/1/54	40,000	39,046
Central Valley Energy Authority Rev., VRN, 5.00%, 12/1/55 (GA: Pacific Life Insurance Co.)	250,000	268,725
Chabot-Las Positas Community College District GO, 5.25%, 8/1/48	300,000	312,496
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2022-1), 5.00%, 9/1/35	285,000	295,609
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 2.80%, 3/1/47(1)	240,000	178,796
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 3.00%, 3/1/57(1)	100,000	63,311
Department of Veterans Affairs Veteran's Farm & Home Purchase Program Rev., 4.25%, 12/1/49	250,000	228,214
3

Schedule of Investments - California Municipal Bond ETF

	Principal Amount/Shares	Value
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 5), 5.375%, 9/1/51	$390,000	$394,041
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/45	520,000	541,543
East County Advanced Water Purification Joint Powers Authority Rev., 3.125%, 9/1/26	690,000	693,388
El Monte Union High School District GO, 5.00%, 6/1/30	100,000	113,089
El Monte Union High School District GO, 5.00%, 6/1/32	100,000	116,042
Elk Grove Finance Authority Special Tax, 5.00%, 9/1/29	200,000	200,000
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/32	180,000	188,178
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46 (BAM-TCRS)	135,000	124,430
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46	260,000	236,432
Glendale Electric Rev., 5.00%, 2/1/46	200,000	204,181
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/51	750,000	716,499
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/61(1)	250,000	208,568
Independent Cities Finance Authority Rev., (City of Compton CA Sales Tax), 4.00%, 6/1/36 (AG)(1)	250,000	247,587
Independent Cities Finance Authority Rev., (City of Compton CA Sales Tax), 4.00%, 6/1/51 (AG)(1)	150,000	131,423
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2024-1), 5.00%, 9/1/40	500,000	500,846
Long Beach Marina System Rev., 5.00%, 5/15/37	250,000	274,195
Long Beach Unified School District GO, 4.00%, 8/1/45 (BAM-TCRS)	700,000	616,552
Los Angeles Community College District GO, 5.00%, 8/1/26	250,000	256,944
Los Angeles County Community Facilities District No. 2021-01 Special Tax, (County of Los Angeles CA Community Facilities District No. 2021-01 Area No.2), 5.00%, 9/1/49	250,000	243,858
Los Angeles County Public Works Financing Authority Rev., (County of Los Angeles CA), 5.00%, 12/1/27	250,000	251,552
Los Angeles County Public Works Financing Authority Rev., (County of Los Angeles CA), 5.50%, 12/1/49	150,000	159,367
Los Angeles Department of Airports Rev., 5.00%, 5/15/32	150,000	164,431
Los Angeles Department of Airports Rev., 5.00%, 5/15/48	300,000	309,403
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/45	500,000	507,128
Los Angeles Department of Water & Power Water System Rev., 5.00%, 1/1/30(2)	250,000	269,589
Los Angeles Housing Authority Rev., 3.75%, 4/1/34 (FNMA)	120,000	118,055
Los Angeles Unified School District GO, 5.00%, 7/1/26	180,000	184,471
Los Angeles Unified School District GO, 5.00%, 7/1/35	500,000	586,569
Los Rios Community College District GO, 5.00%, 8/1/26	250,000	256,553
Monterey Peninsula Unified School District GO, 4.00%, 8/1/43	150,000	141,241
Morgan Hill Unified School District GO, Capital Appreciation, 0.00%, 8/1/26 (FGIC)(3)(4)	75,000	73,273
Mountain View School District School Facilities Improvement District No. 2 GO, Capital Appreciation, 0.00%, 7/1/29(4)	300,000	263,138
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	290,000	344,703
New Hampshire Business Finance Authority Rev., VRN, 3.93%, 7/20/39	397,675	369,398
Oakland Unified School District/Alameda County GO, 4.00%, 8/1/36 (AG)	200,000	200,250
Ontario Community Facilities District No. 64 Special Tax, 5.00%, 9/1/39	100,000	101,334
Ontario Public Financing Authority Rev., (City of Ontario CA Water), 5.00%, 8/1/49	195,000	200,499
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2016-1), 5.00%, 8/15/32	125,000	126,870
Palmdale Water District Public Financing Authority Rev., (Palmdale Water District), 5.00%, 10/1/53 (AG)	250,000	255,836
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/36	130,000	115,450
Paradise Unified School District COP, 5.25%, 5/1/48	100,000	97,979
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/36	200,000	213,278
Port of Los Angeles Rev., 5.00%, 8/1/35	250,000	276,079
Port of Los Angeles Rev., 5.00%, 8/1/36	340,000	370,553
Redwood City Redevelopment Agency Successor Agency Tax Allocation, Capital Appreciation, 0.00%, 7/15/30 (AMBAC)(4)	200,000	172,178
Rialto Special Tax, (City of Rialto CA Community Facilities District No. 2020-1), 5.00%, 9/1/45	100,000	97,781
Rio Hondo Community College District GO, 5.00%, 8/1/43	225,000	238,941
4

Schedule of Investments - California Municipal Bond ETF

	Principal Amount/Shares	Value
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/26 (AG)	$250,000	$257,308
Riverside County Transportation Commission Rev., 4.00%, 6/1/46	565,000	484,297
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 40), 5.00%, 9/1/40	150,000	151,208
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2020-2 Area No. 1), 5.00%, 9/1/40	250,000	252,921
Roseville Special Tax, (City of Roseville CA Amoruso Ranch Community Facilities District 1 Impt Area 1), 5.00%, 9/1/44	500,000	486,760
Sacramento County Airport System Rev., 5.00%, 7/1/34	15,000	15,685
Sacramento County Airport System Rev., 5.25%, 7/1/45	125,000	128,377
Sacramento Municipal Utility District Rev., 5.00%, 8/15/28	20,000	21,742
Sacramento Municipal Utility District Rev., 5.00%, 11/15/54	185,000	189,453
Sacramento Municipal Utility District Rev., VRN, 5.00%, 8/15/49	250,000	283,967
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/28	200,000	200,830
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	25,000	25,090
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/35	100,000	109,187
San Diego County Regional Airport Authority Rev., 5.25%, 7/1/50	150,000	156,750
San Diego Public Facilities Financing Authority Rev., (City of San Diego CA Water Utility), 5.00%, 8/1/42	460,000	494,990
San Diego Unified School District GO, 5.00%, 7/1/35	250,000	289,639
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/32	310,000	339,203
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/46	350,000	343,969
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/35 (AG)	250,000	285,909
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/34	150,000	177,383
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/34	150,000	154,124
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/49	155,000	155,004
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/36 (NPFG)(4)	40,000	26,208
San Jose Rev., (La Moraga San Jose LP), 3.90%, 10/1/35 (FNMA)(2)	250,000	250,283
San Jose Evergreen Community College District GO, 4.00%, 9/1/45	500,000	467,901
Santa Ana Gas Tax Rev., 5.00%, 1/1/34	40,000	42,575
Santa Barbara Community College District GO, 6.00%, 8/1/41	200,000	234,721
Santa Clara Unified School District GO, 4.00%, 7/1/37	105,000	107,933
Santa Clara Valley Water District Rev., 5.00%, 6/1/30	500,000	502,309
Santa Clara Valley Water District Rev., 5.00%, 6/1/45	310,000	326,135
Sonoma County Water Agency Rev., 4.00%, 7/1/47	145,000	131,992
South San Francisco Special Tax, (City of South San Francisco CA Community Facilities District No. 2021-01), 5.00%, 9/1/40	100,000	100,718
South San Francisco Special Tax, (City of South San Francisco CA Community Facilities District No. 2021-01), 5.00%, 9/1/45	100,000	98,762
Southern California Public Power Authority Rev., 5.00%, 7/1/26	80,000	80,124
Southern California Public Power Authority Rev., (City of Anaheim CA Electric System), VRN, 3.70%, 7/1/40	500,000	502,742
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/48	100,000	100,025
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System), 5.25%, 7/1/53	250,000	254,013
State of California GO, 4.00%, 3/1/30, Prerefunded at 100% of Par(3)	5,000	5,342
State of California GO, 3.50%, 12/1/30	970,000	970,140
State of California GO, 5.00%, 3/1/32	230,000	252,741
State of California GO, 4.00%, 3/1/36	195,000	198,956
State of California GO, 4.00%, 9/1/43	745,000	705,732
State of California GO, 4.25%, 9/1/52	385,000	357,111
Stockton Unified School District GO, 5.00%, 8/1/27 (AG)	285,000	299,900
Sulphur Springs Union School District Special Tax, (Sulphur Springs Union School District Community Facilities District No. 2019-1), 5.00%, 9/1/28	180,000	189,293
5

Schedule of Investments - California Municipal Bond ETF

	Principal Amount/Shares	Value
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/37	$200,000	$202,313
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/39	100,000	100,138
University of California Rev., 5.00%, 5/15/26	50,000	51,036
University of California Rev., 5.00%, 5/15/29	200,000	221,567
University of California Rev., 5.00%, 5/15/37	360,000	399,125
University of California Rev., 5.25%, 5/15/40	250,000	276,006
University of California Rev., 5.00%, 5/15/53	350,000	358,120
Vacaville Special Tax, (City of Vacaville CA-Community Facilities District No. 13 Improvement Area 1), 5.00%, 9/1/40	100,000	99,496
West Sacramento Enhanced Infrastructure Financing District No. 1 Tax Allocation, 5.00%, 9/1/55 (AG)	100,000	99,232
Yosemite Community College District GO, Capital Appreciation, 0.00%, 8/1/31(4)	140,000	119,611
		48,186,543
Guam — 2.5%
Antonio B Won Pat International Airport Authority Rev., 5.25%, 10/1/35	100,000	106,017
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.25%, 7/1/41	500,000	518,274
Guam Power Authority Rev., 5.00%, 10/1/30	350,000	381,401
Port Authority of Guam Rev., 5.00%, 7/1/29	135,000	140,911
Territory of Guam Rev., 5.00%, 1/1/28	100,000	104,457
		1,251,060
Puerto Rico — 1.1%
Puerto Rico GO, 5.625%, 7/1/29	150,000	159,865
Puerto Rico GO, VRN, 0.00%, 11/1/51	16,673	9,232
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.33%, 7/1/40	400,000	370,977
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/51(4)	125,000	29,177
		569,251
TOTAL MUNICIPAL SECURITIES (Cost $50,641,480)		50,006,854
SHORT-TERM INVESTMENTS — 2.1%
Money Market Funds — 2.1%
BlackRock Liquidity Funds MuniCash (Cost $1,086,755)	1,086,646	1,086,755
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $51,728,235)		51,093,609
OTHER ASSETS AND LIABILITIES — 0.0%		2,433
TOTAL NET ASSETS — 100.0%		$51,096,042

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	10	December 2025	$2,085,391	$1,231
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	6	December 2025	$686,438	$(1,588)
^Amount represents value and unrealized appreciation (depreciation).

6

Schedule of Investments - California Municipal Bond ETF

NOTES TO SCHEDULE OF INVESTMENTS
AG	–	Assured Guaranty, Inc.
AMBAC	–	American Municipal Bond Assurance Corp.
BAM-TCRS	–	Build America Mutual Assurance Corp. - Transferrable Custodial Receipts
COP	–	Certificates of Participation
FGIC	–	Financial Guaranty Insurance Co.
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
HUD	–	Housing and Urban Development
NPFG	–	National Public Finance Guarantee Corp.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $4,418,443, which represented 8.6% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Escrowed to maturity in U.S. government securities or state and local government securities.
(4)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$50,006,854	—
Short-Term Investments	$1,086,755	—	—
	$1,086,755	$50,006,854	—
Other Financial Instruments
Futures Contracts	$1,231	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$1,588	—	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Interest Rate Risk
Asset Derivatives:
Receivable for variation margin on futures contracts*	$1,344
*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

7

Schedule of Investments - California Municipal Bond ETF
The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended August 31, 2025.

Type of Risk Exposure
Interest Rate Risk
Net realized gain (loss) on:
Futures contract transactions	$(867)
Change in net unrealized appreciation (depreciation) on:
Futures contracts	$(547)

See Notes to Financial Statements.
8

Schedule of Investments - Diversified Corporate Bond ETF
AUGUST 31, 2025

	Principal Amount/Shares	Value
CORPORATE BONDS — 85.4%
Aerospace and Defense — 1.9%
Axon Enterprise, Inc., 6.125%, 3/15/30(1)	$707,000	$728,154
BAE Systems PLC, 5.25%, 3/26/31(1)	2,800,000	2,918,527
Boeing Co., 5.71%, 5/1/40	2,435,000	2,445,106
General Electric Co., 4.90%, 1/29/36	2,325,000	2,336,302
L3Harris Technologies, Inc., 5.25%, 6/1/31	2,285,000	2,373,365
		10,801,454
Air Freight and Logistics — 0.6%
GXO Logistics, Inc., 6.50%, 5/6/34	3,002,000	3,177,242
Automobiles — 2.0%
Ford Motor Credit Co. LLC, 5.85%, 5/17/27	1,700,000	1,717,766
Ford Motor Credit Co. LLC, 6.05%, 11/5/31	3,492,000	3,535,378
General Motors Financial Co., Inc., 5.60%, 6/18/31	1,530,000	1,580,970
General Motors Financial Co., Inc., 6.15%, 7/15/35	2,065,000	2,122,251
Volkswagen Group of America Finance LLC, 4.95%, 3/25/27(1)	2,335,000	2,351,626
		11,307,991
Banks — 14.1%
Australia & New Zealand Banking Group Ltd., VRN, 2.57%, 11/25/35(1)	3,436,000	3,068,254
Bank of America Corp., VRN, 5.93%, 9/15/27	8,265,000	8,400,440
Bank of Montreal, VRN, 6.875%, 11/26/85	850,000	857,340
Banque Federative du Credit Mutuel SA, 4.59%, 10/16/28(1)	1,442,000	1,455,593
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, VRN, 5.125%, 1/18/33(1)	288,000	281,790
BNP Paribas SA, VRN, 4.375%, 3/1/33(1)	993,000	980,561
BPCE SA, VRN, 3.65%, 1/14/37(1)	1,650,000	1,478,529
Canadian Imperial Bank of Commerce, VRN, 4.86%, 3/30/29	2,905,000	2,948,187
Canadian Imperial Bank of Commerce, VRN, 7.00%, 10/28/85	1,180,000	1,206,130
Citigroup, Inc., VRN, 5.61%, 3/4/56	1,910,000	1,865,869
Comerica, Inc., VRN, 5.98%, 1/30/30	1,380,000	1,432,054
First Horizon Bank, 5.75%, 5/1/30	601,000	618,972
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	757,000	791,716
Goldman Sachs Bank USA, VRN, 5.41%, 5/21/27	1,925,000	1,939,356
HSBC USA, Inc., 4.65%, 6/3/28	3,249,000	3,295,630
Huntington Bancshares, Inc., VRN, 6.14%, 11/18/39	1,410,000	1,451,953
Intesa Sanpaolo SpA, VRN, 4.20%, 6/1/32(1)	2,309,000	2,162,376
Intesa Sanpaolo SpA, VRN, 8.25%, 11/21/33(1)	4,030,000	4,715,699
JPMorgan Chase & Co., VRN, 4.51%, 10/22/28	3,810,000	3,835,828
JPMorgan Chase & Co., VRN, 4.01%, 4/23/29	3,700,000	3,686,556
JPMorgan Chase & Co., VRN, 5.10%, 4/22/31	730,000	753,352
JPMorgan Chase & Co., VRN, 5.77%, 4/22/35	3,048,000	3,219,904
JPMorgan Chase & Co., VRN, 5.58%, 7/23/36	370,000	378,328
Morgan Stanley Private Bank NA, VRN, 4.73%, 7/18/31	675,000	684,692
NatWest Group PLC, VRN, 3.03%, 11/28/35	2,271,000	2,071,672
Royal Bank of Canada, VRN, 5.15%, 2/4/31	1,378,000	1,420,217
Royal Bank of Canada, VRN, 4.70%, 8/6/31	591,000	597,233
Standard Chartered PLC, VRN, 5.40%, 8/12/36(1)	1,019,000	1,018,434
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82	2,477,000	2,614,823
Truist Bank, VRN, 4.63%, 9/17/29	1,985,000	1,992,047
Wells Fargo & Co., VRN, 4.90%, 1/24/28	8,160,000	8,233,202
Wells Fargo & Co., VRN, 4.97%, 4/23/29	1,160,000	1,182,155
Wells Fargo & Co., VRN, 5.56%, 7/25/34	6,246,000	6,487,507
9

Schedule of Investments - Diversified Corporate Bond ETF

	Principal Amount/Shares	Value
Zions Bancorp NA, VRN, 4.70%, 8/18/28	$2,737,000	$2,747,828
		79,874,227
Beverages — 1.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	4,335,000	4,232,927
PepsiCo, Inc., 4.65%, 7/23/32	2,665,000	2,696,643
		6,929,570
Biotechnology — 0.7%
Amgen, Inc., 5.25%, 3/2/30	1,800,000	1,865,065
Amgen, Inc., 5.65%, 3/2/53	2,319,000	2,244,522
		4,109,587
Building Products — 0.4%
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	1,910,000	1,796,441
Carlisle Cos., Inc., 5.55%, 9/15/40	697,000	698,040
		2,494,481
Capital Markets — 4.8%
Blackstone Private Credit Fund, 7.05%, 9/29/25	1,065,000	1,066,585
Blackstone Private Credit Fund, 5.95%, 7/16/29	679,000	701,368
Blue Owl Capital Corp., 5.95%, 3/15/29	440,000	446,990
Blue Owl Credit Income Corp., 7.75%, 1/15/29	1,205,000	1,290,754
Deutsche Bank AG, VRN, 4.875%, 12/1/32	2,652,000	2,643,569
Goldman Sachs Group, Inc., VRN, 3.10%, 2/24/33	1,718,000	1,562,685
Golub Capital BDC, Inc., 6.00%, 7/15/29	926,000	947,866
Golub Capital Private Credit Fund, 5.45%, 8/15/28(1)	910,000	913,902
HPS Corporate Lending Fund, 5.45%, 1/14/28(2)	645,000	651,271
HPS Corporate Lending Fund, 6.25%, 9/30/29(2)	590,000	610,912
LPL Holdings, Inc., 5.15%, 6/15/30	655,000	669,504
Morgan Stanley, VRN, 5.16%, 4/20/29	4,615,000	4,718,987
Morgan Stanley, VRN, 6.63%, 11/1/34	4,890,000	5,430,444
Morgan Stanley, VRN, 5.52%, 11/19/55	995,000	971,172
Northern Trust Corp., VRN, 3.375%, 5/8/32	2,770,000	2,709,530
State Street Corp., VRN, 3.03%, 11/1/34	2,225,000	2,088,340
		27,423,879
Chemicals — 0.8%
Braskem Netherlands Finance BV, 4.50%, 1/31/30(1)	1,550,000	1,096,179
Celanese U.S. Holdings LLC, 6.67%, 7/15/27	1,605,000	1,652,625
Orbia Advance Corp. SAB de CV, 2.875%, 5/11/31(1)(2)	2,155,000	1,817,473
		4,566,277
Communications Equipment — 0.6%
Cisco Systems, Inc., 5.50%, 2/24/55	1,870,000	1,846,997
Motorola Solutions, Inc., 4.85%, 8/15/30(2)	515,000	524,820
Motorola Solutions, Inc., 5.20%, 8/15/32	775,000	794,865
		3,166,682
Construction Materials — 0.5%
Amrize Finance U.S. LLC, 4.70%, 4/7/28(1)	2,390,000	2,420,236
Quikrete Holdings, Inc., 6.375%, 3/1/32(1)	520,000	536,627
		2,956,863
Consumer Finance — 1.2%
Ally Financial, Inc., 8.00%, 11/1/31	1,452,000	1,662,559
Capital One Financial Corp., VRN, 2.36%, 7/29/32	3,445,000	2,964,992
Encore Capital Group, Inc., 9.25%, 4/1/29(1)	211,000	223,056
goeasy Ltd., 6.875%, 2/15/31(1)	571,000	571,372
OneMain Finance Corp., 6.125%, 5/15/30	585,000	594,490
10

Schedule of Investments - Diversified Corporate Bond ETF

	Principal Amount/Shares	Value
PRA Group, Inc., 8.875%, 1/31/30(1)	$970,000	$1,020,060
		7,036,529
Consumer Staples Distribution & Retail — 0.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.25%, 3/15/26(1)	1,250,000	1,241,902
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/27(1)	820,000	815,676
		2,057,578
Containers and Packaging — 0.6%
Amcor Flexibles North America, Inc., 5.10%, 3/17/30	2,850,000	2,919,986
Smurfit Kappa Treasury ULC, 5.20%, 1/15/30	700,000	725,326
		3,645,312
Diversified REITs — 3.6%
American Assets Trust LP, 3.375%, 2/1/31	2,445,000	2,206,684
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/26	1,500,000	1,505,896
GLP Capital LP/GLP Financing II, Inc., 5.25%, 2/15/33	1,140,000	1,134,313
Kilroy Realty LP, 4.25%, 8/15/29	2,030,000	1,984,233
Kilroy Realty LP, 3.05%, 2/15/30	975,000	897,190
Kilroy Realty LP, 2.65%, 11/15/33	1,405,000	1,136,328
Lineage OP LP, 5.25%, 7/15/30(1)	2,180,000	2,200,742
Piedmont Operating Partnership LP, 9.25%, 7/20/28	1,234,000	1,372,115
Piedmont Operating Partnership LP, 6.875%, 7/15/29	579,000	612,989
Store Capital LLC, 5.40%, 4/30/30(1)	1,845,000	1,880,758
Trust Fibra Uno, 4.87%, 1/15/30(1)	845,000	819,665
Trust Fibra Uno, 7.70%, 1/23/32(1)	1,021,000	1,089,377
Trust Fibra Uno, 8.25%, 1/23/37(1)	1,250,000	1,356,750
Vornado Realty LP, 2.15%, 6/1/26	2,000,000	1,957,015
		20,154,055
Diversified Telecommunication Services — 2.1%
AT&T, Inc., 6.375%, 3/1/41	1,580,000	1,682,437
AT&T, Inc., 5.15%, 11/15/46	1,725,000	1,579,885
Frontier Communications Holdings LLC, 8.625%, 3/15/31(1)	2,520,000	2,676,751
Sprint Capital Corp., 6.875%, 11/15/28	2,350,000	2,528,553
Verizon Communications, Inc., 4.27%, 1/15/36	2,050,000	1,907,905
Verizon Communications, Inc., 2.99%, 10/30/56	2,915,000	1,743,274
		12,118,805
Electric Utilities — 9.2%
AEP Transmission Co. LLC, 5.375%, 6/15/35	764,000	783,214
American Transmission Systems, Inc., 2.65%, 1/15/32(1)	3,085,000	2,743,973
Appalachian Power Co., Series AA, 2.70%, 4/1/31	3,370,000	3,071,333
Arizona Public Service Co., 5.70%, 8/15/34	2,819,000	2,922,595
Commonwealth Edison Co., 5.30%, 2/1/53	2,240,000	2,101,315
Commonwealth Edison Co., 5.95%, 6/1/55	643,000	661,569
Duke Energy Florida LLC, 5.95%, 11/15/52	5,105,000	5,243,942
Duke Energy Indiana LLC, 5.40%, 4/1/53	2,130,000	2,029,934
Duke Energy Progress LLC, 5.35%, 3/15/53	2,255,000	2,128,565
Duke Energy Progress LLC, 5.55%, 3/15/55	1,380,000	1,344,441
Electricite de France SA, 6.95%, 1/26/39(1)	4,214,000	4,693,768
Florida Power & Light Co., 4.125%, 2/1/42	4,215,000	3,587,813
Kentucky Utilities Co., 5.85%, 8/15/55	406,000	403,685
Louisville Gas & Electric Co., 5.85%, 8/15/55	406,000	403,478
MidAmerican Energy Co., 5.30%, 2/1/55	5,470,000	5,162,155
Niagara Mohawk Power Corp., 4.65%, 10/3/30(1)	2,820,000	2,833,913
Northern States Power Co., 5.65%, 5/15/55	1,685,000	1,673,696
11

Schedule of Investments - Diversified Corporate Bond ETF

	Principal Amount/Shares	Value
Pacific Gas & Electric Co., 4.20%, 6/1/41	$1,925,000	$1,524,488
Pinnacle West Capital Corp., 5.15%, 5/15/30	1,592,000	1,638,864
Public Service Electric & Gas Co., 5.50%, 3/1/55	3,765,000	3,683,047
Southern Co., Series B, VRN, 4.00%, 1/15/51	2,576,000	2,570,302
Trans-Allegheny Interstate Line Co., 5.00%, 1/15/31(1)	1,001,000	1,026,092
		52,232,182
Electrical Equipment — 0.3%
Regal Rexnord Corp., 6.30%, 2/15/30	1,700,000	1,801,951
Electronic Equipment, Instruments and Components — 0.2%
Keysight Technologies, Inc., 5.35%, 7/30/30	863,000	896,881
Energy Equipment and Services — 0.3%
Enerflex Ltd., 9.00%, 10/15/27(1)	1,596,000	1,643,779
Entertainment — 0.6%
Warnermedia Holdings, Inc., 3.76%, 3/15/27	2,185,000	2,153,700
Warnermedia Holdings, Inc., 3.76%, 3/15/27	1,484,000	1,446,158
		3,599,858
Financial Services — 2.6%
Antares Holdings LP, 7.95%, 8/11/28(1)	565,000	601,402
Antares Holdings LP, 6.35%, 10/23/29(1)	695,000	707,419
Atlas Warehouse Lending Co. LP, 6.25%, 1/15/30(1)	2,096,000	2,146,848
Blue Owl Technology Finance Corp., 6.10%, 3/15/28(1)	1,853,000	1,876,694
Corebridge Financial, Inc., VRN, 6.375%, 9/15/54	1,409,000	1,429,746
Essent Group Ltd., 6.25%, 7/1/29	1,215,000	1,275,449
Fiserv, Inc., 5.25%, 8/11/35	680,000	677,583
Nationwide Building Society, VRN, 4.125%, 10/18/32(1)	1,327,000	1,306,221
NMI Holdings, Inc., 6.00%, 8/15/29	1,170,000	1,202,655
PennyMac Financial Services, Inc., 7.125%, 11/15/30(1)	1,703,000	1,765,248
PennyMac Financial Services, Inc., 6.875%, 2/15/33(1)	518,000	529,603
PennyMac Financial Services, Inc., 6.75%, 2/15/34(1)	230,000	231,744
Rocket Cos., Inc., 6.125%, 8/1/30(1)	505,000	519,961
Rocket Cos., Inc., 6.375%, 8/1/33(1)	485,000	503,903
		14,774,476
Food Products — 1.3%
Flowers Foods, Inc., 5.75%, 3/15/35	1,445,000	1,472,760
Mars, Inc., 5.20%, 3/1/35(1)	2,430,000	2,454,046
Mars, Inc., 5.65%, 5/1/45(1)	1,770,000	1,746,298
Mars, Inc., 5.70%, 5/1/55(1)	1,615,000	1,576,727
		7,249,831
Gas Utilities — 0.3%
Excelerate Energy LP, 8.00%, 5/15/30(1)	384,000	409,157
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36(1)	1,081,000	1,135,131
		1,544,288
Ground Transportation — 0.8%
Ashtead Capital, Inc., 5.95%, 10/15/33(1)	2,047,000	2,142,734
United Rentals North America, Inc., 6.00%, 12/15/29(1)	2,420,000	2,482,429
		4,625,163
Health Care Equipment and Supplies — 0.2%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	1,250,000	1,285,681
Health Care Providers and Services — 5.6%
Centene Corp., 4.625%, 12/15/29	1,365,000	1,315,509
Centene Corp., 2.50%, 3/1/31	3,958,000	3,375,116
CVS Health Corp., 5.25%, 2/21/33	1,829,000	1,850,994
12

Schedule of Investments - Diversified Corporate Bond ETF

	Principal Amount/Shares	Value
CVS Health Corp., 5.45%, 9/15/35	$659,000	$660,732
CVS Health Corp., 5.05%, 3/25/48	2,675,000	2,294,724
CVS Health Corp., VRN, 7.00%, 3/10/55	802,000	836,974
HCA, Inc., 5.25%, 3/1/30	541,000	559,205
HCA, Inc., 5.60%, 4/1/34	1,561,000	1,605,170
HCA, Inc., 6.20%, 3/1/55	1,253,000	1,245,160
Humana, Inc., 5.375%, 4/15/31	3,577,000	3,693,196
Icon Investments Six DAC, 6.00%, 5/8/34	2,365,000	2,459,606
IQVIA, Inc., 6.25%, 2/1/29	2,140,000	2,254,190
Tenet Healthcare Corp., 5.125%, 11/1/27	1,450,000	1,446,730
UnitedHealth Group, Inc., 5.30%, 6/15/35	866,000	885,579
UnitedHealth Group, Inc., 5.50%, 7/15/44	2,230,000	2,167,735
UnitedHealth Group, Inc., 5.625%, 7/15/54	3,420,000	3,257,945
Universal Health Services, Inc., 5.05%, 10/15/34	1,710,000	1,649,487
		31,558,052
Health Care REITs — 0.4%
Healthpeak OP LLC, 4.75%, 1/15/33	2,000,000	1,987,334
Hotels, Restaurants and Leisure — 1.7%
Brightstar Lottery PLC, 5.25%, 1/15/29(1)	700,000	696,580
Carnival Corp., 4.00%, 8/1/28(1)	2,271,000	2,231,871
Hyatt Hotels Corp., 5.05%, 3/30/28	2,335,000	2,375,814
Hyatt Hotels Corp., 5.25%, 6/30/29	1,770,000	1,818,528
Hyatt Hotels Corp., 5.75%, 3/30/32(2)	1,000,000	1,036,466
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)	1,310,000	1,344,841
		9,504,100
Household Durables — 0.7%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.875%, 8/1/33(1)	1,532,000	1,536,180
Meritage Homes Corp., 3.875%, 4/15/29(1)	1,935,000	1,896,044
Meritage Homes Corp., 5.65%, 3/15/35	739,000	746,567
		4,178,791
Independent Power and Renewable Electricity Producers — 0.3%
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 1/31/41(1)	1,490,713	1,533,169
Insurance — 3.1%
Aspen Insurance Holdings Ltd., 5.75%, 7/1/30	1,655,000	1,719,459
Athene Global Funding, 5.53%, 7/11/31(1)	3,440,000	3,555,186
Beacon Funding Trust, 6.27%, 8/15/54(1)	950,000	947,294
CNA Financial Corp., 5.20%, 8/15/35	1,830,000	1,812,710
CNO Financial Group, Inc., 5.25%, 5/30/29	1,200,000	1,224,816
CNO Financial Group, Inc., 6.45%, 6/15/34	1,069,000	1,125,972
F&G Annuities & Life, Inc., 6.50%, 6/4/29	488,000	509,006
Global Atlantic Fin Co., 7.95%, 6/15/33(1)	1,655,000	1,898,286
Liberty Mutual Group, Inc., VRN, 4.125%, 12/15/51(1)	1,195,000	1,172,556
Lincoln National Corp., 7.00%, 6/15/40	1,763,000	1,985,342
MetLife Capital Trust IV, 7.875%, 12/15/67(1)	518,000	571,032
Travelers Cos., Inc., 5.70%, 7/24/55	340,000	340,901
Wynnton Funding Trust II, 5.99%, 8/15/55(1)	644,000	640,829
		17,503,389
IT Services — 0.3%
Black Knight InfoServ LLC, 3.625%, 9/1/28(1)	7,000	6,765
CoreWeave, Inc., 9.25%, 6/1/30(1)	1,435,000	1,441,658
		1,448,423
13

Schedule of Investments - Diversified Corporate Bond ETF

	Principal Amount/Shares	Value
Machinery — 1.4%
AGCO Corp., 5.80%, 3/21/34	$2,208,000	$2,274,671
Caterpillar, Inc., 5.20%, 5/15/35	1,258,000	1,289,634
John Deere Capital Corp., 4.375%, 10/15/30	2,760,000	2,783,400
Weir Group, Inc., 5.35%, 5/6/30(1)	1,498,000	1,530,149
		7,877,854
Marine Transportation — 0.2%
Yinson Bergenia Production BV, 8.50%, 1/31/45(1)	1,186,000	1,240,118
Media — 2.5%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	115,000	114,492
Cox Communications, Inc., 5.70%, 6/15/33(1)	1,439,000	1,456,780
Lamar Media Corp., 3.75%, 2/15/28	1,150,000	1,119,004
Nexstar Media, Inc., 4.75%, 11/1/28(1)(2)	2,910,000	2,858,331
Paramount Global, 4.95%, 1/15/31	1,580,000	1,570,659
Paramount Global, 4.375%, 3/15/43	2,324,000	1,767,653
TEGNA, Inc., 4.625%, 3/15/28	1,395,000	1,388,670
Time Warner Cable LLC, 6.55%, 5/1/37	3,583,000	3,713,866
		13,989,455
Metals and Mining — 1.9%
Glencore Funding LLC, 5.19%, 4/1/30(1)	1,550,000	1,593,947
Glencore Funding LLC, 5.89%, 4/4/54(1)(2)	1,750,000	1,714,020
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 3/15/34	2,201,000	2,270,220
Rio Tinto Finance USA PLC, 4.50%, 3/14/28	2,665,000	2,694,337
Rio Tinto Finance USA PLC, 5.75%, 3/14/55	2,611,000	2,615,696
		10,888,220
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	1,060,000	1,037,264
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)	2,867,000	3,016,514
		4,053,778
Multi-Utilities — 1.5%
Dominion Energy, Inc., 4.90%, 8/1/41	2,490,000	2,244,903
Engie SA, 5.875%, 4/10/54(1)(2)	3,920,000	3,965,327
NiSource, Inc., 5.35%, 7/15/35	1,949,000	1,969,279
		8,179,509
Oil, Gas and Consumable Fuels — 6.9%
Colonial Enterprises, Inc., 5.63%, 11/15/35(1)	575,000	575,761
Columbia Pipelines Holding Co. LLC, 5.68%, 1/15/34(1)	2,435,000	2,494,469
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(1)	1,925,000	2,038,941
ConocoPhillips Co., 4.85%, 1/15/32	3,225,000	3,282,153
Diamondback Energy, Inc., 5.40%, 4/18/34	2,459,000	2,484,854
Enbridge, Inc., VRN, 6.00%, 1/15/77	2,645,000	2,656,842
Energy Transfer LP, 5.25%, 7/1/29	1,390,000	1,434,872
Energy Transfer LP, 6.55%, 12/1/33	2,600,000	2,817,993
Energy Transfer LP, 6.125%, 12/15/45	2,495,000	2,457,427
Energy Transfer LP, VRN, 6.50%, 2/15/56	1,032,000	1,027,853
Energy Transfer LP, VRN, 6.75%, 2/15/56	115,000	114,724
Eni SpA, 5.95%, 5/15/54(1)	2,240,000	2,176,444
Expand Energy Corp., 6.75%, 4/15/29(1)	577,000	584,775
Expand Energy Corp., 5.375%, 3/15/30	1,469,000	1,484,736
Florida Gas Transmission Co. LLC, 5.75%, 7/15/35(1)	2,000,000	2,062,298
HF Sinclair Corp., 5.50%, 9/1/32	1,133,000	1,137,344
ONEOK, Inc., 5.40%, 10/15/35	795,000	787,747
14

Schedule of Investments - Diversified Corporate Bond ETF

	Principal Amount/Shares	Value
Petroleos Mexicanos, 6.875%, 8/4/26	$1,342,000	$1,351,864
Petroleos Mexicanos, 5.35%, 2/12/28	223,000	218,775
Petroleos Mexicanos, 6.84%, 1/23/30	148,000	147,971
Petroleos Mexicanos, 5.95%, 1/28/31	3,040,000	2,844,158
Southern Natural Gas Co. LLC, 5.45%, 8/1/35(1)	592,000	595,663
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/1/31	1,730,000	1,724,155
Williams Cos., Inc., 4.625%, 6/30/30	2,765,000	2,780,688
		39,282,507
Paper and Forest Products — 0.2%
Louisiana-Pacific Corp., 3.625%, 3/15/29(1)	1,184,000	1,142,977
Passenger Airlines — 0.7%
American Airlines, Inc., 7.25%, 2/15/28(1)(2)	825,000	846,914
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	2,010,155	2,015,409
Delta Air Lines, Inc., 4.95%, 7/10/28	935,000	947,080
		3,809,403
Pharmaceuticals — 1.2%
Bristol-Myers Squibb Co., 5.55%, 2/22/54	2,175,000	2,099,263
EMD Finance LLC, 4.375%, 10/15/30(1)	1,373,000	1,371,768
EMD Finance LLC, 5.00%, 10/15/35(1)	913,000	904,206
Takeda U.S. Financing, Inc., 5.20%, 7/7/35	2,200,000	2,210,965
		6,586,202
Semiconductors and Semiconductor Equipment — 2.0%
Foundry JV Holdco LLC, 5.50%, 1/25/31(1)	999,000	1,038,085
Foundry JV Holdco LLC, 6.10%, 1/25/36(1)	892,000	934,325
Foundry JV Holdco LLC, 6.30%, 1/25/39(1)	3,477,000	3,680,413
Intel Corp., 3.90%, 3/25/30	1,070,000	1,042,954
Intel Corp., 5.15%, 2/21/34(2)	1,235,000	1,233,960
Intel Corp., 5.60%, 2/21/54	1,228,000	1,117,650
Micron Technology, Inc., 5.30%, 1/15/31	1,585,000	1,636,110
NXP BV/NXP Funding LLC/NXP USA, Inc., 4.85%, 8/19/32	612,000	611,952
		11,295,449
Software — 0.9%
AppLovin Corp., 5.125%, 12/1/29	793,000	811,283
AppLovin Corp., 5.375%, 12/1/31	1,738,000	1,791,521
AppLovin Corp., 5.50%, 12/1/34	775,000	791,346
Synopsys, Inc., 5.00%, 4/1/32	1,416,000	1,445,220
		4,839,370
Specialized REITs — 0.2%
VICI Properties LP/VICI Note Co., Inc., 4.125%, 8/15/30(1)	1,340,000	1,294,876
Specialty Retail — 0.7%
Advance Auto Parts, Inc., 7.00%, 8/1/30(1)	826,000	848,160
Advance Auto Parts, Inc., 7.375%, 8/1/33(1)	800,000	820,644
Home Depot, Inc., 5.30%, 6/25/54	2,440,000	2,323,324
		3,992,128
Technology Hardware, Storage and Peripherals — 0.5%
Dell International LLC/EMC Corp., 5.30%, 4/1/32	953,000	982,438
Western Digital Corp., 2.85%, 2/1/29	1,814,000	1,705,625
		2,688,063
Trading Companies and Distributors — 0.2%
Herc Holdings, Inc., 5.50%, 7/15/27(1)	635,000	634,709
Herc Holdings, Inc., 7.25%, 6/15/33(1)	664,000	697,031
		1,331,740
15

Schedule of Investments - Diversified Corporate Bond ETF

	Principal Amount/Shares	Value
Wireless Telecommunication Services — 0.3%
T-Mobile USA, Inc., 6.70%, 12/15/33(2)	$1,520,000	$1,683,339
TOTAL CORPORATE BONDS (Cost $476,003,917)		483,362,868
CONVERTIBLE PREFERRED SECURITIES — 5.2%
Banks — 4.3%
Australia & New Zealand Banking Group Ltd., 6.75%(1)	778,000	788,933
Banco Bilbao Vizcaya Argentaria SA, 6.125%	2,600,000	2,593,886
Banco Mercantil del Norte SA, 5.875%(1)	625,000	616,453
Banco Mercantil del Norte SA, 7.50%(1)	778,000	786,591
Banco Santander SA, 4.75%	2,800,000	2,742,863
Barclays PLC, 6.125%(2)	2,500,000	2,506,170
BNP Paribas SA, 4.625%(1)	2,150,000	2,108,865
BNP Paribas SA, 8.50%(1)	2,464,000	2,623,332
HSBC Holdings PLC, 6.00%	2,442,000	2,448,654
HSBC Holdings PLC, 6.875%	558,000	576,882
ING Groep NV, 5.75%	1,340,000	1,343,061
ING Groep NV, 7.50%	1,334,000	1,390,538
Intesa Sanpaolo SpA, 7.70%(1)	2,000,000	2,003,076
Macquarie Bank Ltd., 6.125%(1)	659,000	666,145
Svenska Handelsbanken AB, 4.375%	1,200,000	1,178,692
		24,374,141
Capital Markets — 0.6%
Deutsche Bank AG, 6.00%	800,000	800,094
UBS Group AG, 9.25%(1)	2,405,000	2,641,746
		3,441,840
Insurance — 0.3%
Allianz SE, 3.50%(1)	1,600,000	1,589,533
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $29,214,027)		29,405,514
PREFERRED SECURITIES — 3.9%
Banks — 1.7%
Bank of America Corp., 4.375%	1,255,000	1,229,042
Bank of America Corp., 6.25%	1,475,000	1,480,004
Citigroup, Inc., 3.875%	2,627,000	2,599,632
Citigroup, Inc., 4.00%	2,000,000	1,986,237
M&T Bank Corp., 5.125%(2)	862,000	857,274
Wells Fargo & Co., 3.90%	1,350,000	1,337,860
		9,490,049
Capital Markets — 0.8%
Charles Schwab Corp., 4.00%	2,013,000	1,985,188
Goldman Sachs Group, Inc., 7.38%	2,638,000	2,656,118
		4,641,306
Consumer Finance — 0.2%
Ally Financial, Inc., 4.70%	1,205,000	1,101,899
Oil, Gas and Consumable Fuels — 0.6%
Energy Transfer LP, 6.50%	3,215,000	3,234,743
Trading Companies and Distributors — 0.6%
Air Lease Corp., 4.65%	1,580,000	1,566,617
Aircastle Ltd., 5.25%(1)	1,925,000	1,917,493
		3,484,110
TOTAL PREFERRED SECURITIES (Cost $21,831,746)		21,952,107
16

Schedule of Investments - Diversified Corporate Bond ETF

	Principal Amount/Shares	Value
U.S. TREASURY SECURITIES — 0.5%
U.S. Treasury Notes, 4.00%, 5/31/30(3)	$250,000	$253,506
U.S. Treasury Notes, 4.00%, 1/31/31(3)	395,000	399,776
U.S. Treasury Notes, 4.125%, 3/31/31(3)	1,650,000	1,679,487
U.S. Treasury Notes, 4.375%, 1/31/32(3)	745,000	765,982
TOTAL U.S. TREASURY SECURITIES (Cost $3,008,655)		3,098,751
SHORT-TERM INVESTMENTS — 6.4%
Money Market Funds — 6.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	22,211,309	22,211,309
State Street Navigator Securities Lending Government Money Market Portfolio(4)	13,730,943	13,730,943
TOTAL SHORT-TERM INVESTMENTS (Cost $35,942,252)		35,942,252
TOTAL INVESTMENT SECURITIES — 101.4% (Cost $566,000,597)		573,761,492
OTHER ASSETS AND LIABILITIES — (1.4)%		(7,732,440)
TOTAL NET ASSETS — 100.0%		$566,029,052

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	43	December 2025	$4,919,469	$15,948
U.S. Treasury Long Bonds	87	December 2025	9,939,750	33,814
U.S. Treasury Ultra Bonds	370	December 2025	43,128,125	118,015
			$57,987,344	$167,777
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $161,290,265, which represented 28.5% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $13,274,375. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $2,514,251.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $13,730,943.

17

Schedule of Investments - Diversified Corporate Bond ETF
FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$483,362,868	—
Convertible Preferred Securities	—	29,405,514	—
Preferred Securities	—	21,952,107	—
U.S. Treasury Securities	—	3,098,751	—
Short-Term Investments	$35,942,252	—	—
	$35,942,252	$537,819,240	—
Other Financial Instruments
Futures Contracts	$167,777	—	—
DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Interest Rate Risk
Liability Derivatives:
Payable for variation margin on futures contracts*	$374,623
*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended August 31, 2025.

Type of Risk Exposure
Interest Rate Risk
Net realized gain (loss) on:
Futures contract transactions	$(1,928,075)
Change in net unrealized appreciation (depreciation) on:
Futures contracts	$333,954

See Notes to Financial Statements.
18

Schedule of Investments - Diversified Municipal Bond ETF
AUGUST 31, 2025

	Principal Amount/Shares	Value
MUNICIPAL SECURITIES — 99.9%
Alabama — 2.9%
Black Belt Energy Gas District Rev., VRN, 5.50%, 6/1/49 (GA: Goldman Sachs Group, Inc.)	$770,000	$817,436
Black Belt Energy Gas District Rev., VRN, 5.00%, 5/1/53 (GA: Canadian Imperial Bank)	40,000	41,744
Black Belt Energy Gas District Rev., VRN, 5.50%, 11/1/53 (GA: Goldman Sachs Group, Inc.)	330,000	348,903
Black Belt Energy Gas District Rev., VRN, 5.50%, 10/1/54 (GA: Goldman Sachs Group, Inc.)	1,000,000	1,084,255
Black Belt Energy Gas District Rev., VRN, 5.00%, 3/1/55 (GA: BP PLC)	1,905,000	2,009,451
Energy Southeast A Cooperative District Rev., VRN, 5.75%, 4/1/54 (GA: Morgan Stanley)	750,000	827,269
Energy Southeast A Cooperative District Rev., VRN, 5.25%, 7/1/54 (GA: Morgan Stanley)	600,000	644,502
Jefferson Sewer County Rev., 5.25%, 10/1/42	1,000,000	1,029,225
Mobile County Industrial Development Authority Rev., (AM/NS Calvert LLC), 4.75%, 12/1/54 (GA: Arcelormittal SA)	170,000	147,950
Southeast Alabama Gas Supply District Rev., VRN, 5.00%, 6/1/49 (GA: Morgan Stanley)	1,110,000	1,182,043
Southeast Alabama Gas Supply District Rev., VRN, 5.00%, 8/1/54 (GA: Pacific Life Insurance Co.)	3,500,000	3,715,997
Southeast Energy Authority A Cooperative District Rev., VRN, 5.00%, 1/1/54 (GA: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)	2,100,000	2,223,657
		14,072,432
Arizona — 3.7%
Arizona Board of Regents Rev., (Arizona State University), 5.50%, 7/1/48	750,000	786,337
Arizona Department of Transportation State Highway Fund Rev., 5.00%, 7/1/33	500,000	571,219
Arizona Health Facilities Authority Rev., VRN, 2.98%, (MUNIPSA plus 0.25%), 1/1/46	130,000	129,016
Arizona Industrial Development Authority Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/29	1,780,000	1,903,522
Arizona Industrial Development Authority Rev., (Ironwood Ranch Apartments LP), VRN, 5.00%, 2/1/58	525,000	535,765
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.00%, 7/1/51(1)(2)(3)	100,000	3,060
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/40(1)	200,000	173,594
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/27 (BAM)	400,000	415,842
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert AZ Waterworks & Sewer System), 5.00%, 7/15/27	1,000,000	1,049,915
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/32	155,000	158,804
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/41(1)	620,000	519,743
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/38	500,000	495,293
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), VRN, 5.00%, 1/1/53	1,000,000	1,012,398
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 3.00%, 7/1/31(1)	500,000	474,675
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/39(1)	200,000	199,668
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.25%, 7/1/44	585,000	494,905
Phoenix Civic Improvement Corp. Rev., (City of Phoenix AZ Wastewater), 5.00%, 7/1/32	500,000	567,903
Pima County Sewer System Rev., 5.00%, 7/1/30	600,000	636,452
Salt River Project Agricultural Improvement & Power District Rev., 4.00%, 1/1/38	750,000	744,201
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/48	2,000,000	2,049,551
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/50	2,000,000	2,034,505
Scottsdale GO, 4.00%, 7/1/31	500,000	528,493
Sierra Vista Industrial Development Authority Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/34(1)	1,000,000	1,027,306
Sierra Vista Industrial Development Authority Rev., (Wake Preparatory Academy), 5.25%, 6/15/35	800,000	805,293
State of Arizona COP, 5.00%, 9/1/25	240,000	240,000
State of Arizona COP, 5.00%, 9/1/25(4)	580,000	580,000
		18,137,460
Arkansas — 0.5%
Arkansas Development Finance Authority Rev., (United States Steel Corp.), 5.70%, 5/1/53	330,000	332,110
Searcy Sales & Use Tax Rev., 5.00%, 11/1/32	1,000,000	1,092,616
Searcy Sales & Use Tax Rev., 5.00%, 11/1/33	1,000,000	1,082,876
		2,507,602
19

Schedule of Investments - Diversified Municipal Bond ETF

	Principal Amount/Shares	Value
California — 2.4%
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/30	$500,000	$527,656
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(5)	100,000	22,261
California Health Facilities Financing Authority Rev., (Episcopal Communities & Services for Seniors Obligated Group), 3.85%, 11/15/27	250,000	250,234
California Housing Finance Agency Rev., 4.25%, 1/15/35	452,087	461,756
California Housing Finance Agency Rev., 3.50%, 11/20/35	102,052	96,307
California Infrastructure & Economic Development Bank Rev., (Desertxpress Enterprises LLC), VRN, 9.50%, 1/1/65(1)	1,750,000	1,609,192
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AG)	165,000	165,400
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/29(1)	50,000	52,922
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/30(1)	110,000	116,996
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/36(1)	175,000	178,622
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/52(1)	110,000	92,012
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2023B), 5.50%, 9/1/43	625,000	638,453
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2024A), 5.00%, 9/1/48	400,000	391,171
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/46(1)	500,000	435,290
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/30(1)	320,000	324,039
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/56(1)	250,000	207,220
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.375%, 8/1/42(1)	650,000	661,036
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/34	185,000	189,835
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/48	625,000	577,266
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/38(1)	240,000	241,089
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Altana Apartments), 4.00%, 10/1/56(1)	100,000	72,743
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Escondido Portfolio), 4.00%, 12/1/59(1)	750,000	384,382
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Oceanaire Apartments), 4.00%, 9/1/56(1)	300,000	211,482
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 3.00%, 3/1/57(1)	500,000	316,556
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Westgate Apartments), 4.00%, 6/1/57(1)	290,000	86,299
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/66(5)	500,000	46,584
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(1)	1,540,000	1,382,413
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/61(1)	500,000	417,136
Morongo Band of Mission Indians Rev., 5.00%, 10/1/42(1)	100,000	98,880
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2023-1), 5.50%, 8/15/48	300,000	306,672
Port of Los Angeles Rev., 5.00%, 8/1/35	1,250,000	1,380,394
		11,942,298
Colorado — 4.2%
Board of Governors of Colorado State University System Rev., 4.00%, 3/1/44	1,220,000	1,084,162
Board of Water Commissioners City & County of Denver Rev., 5.00%, 12/15/52	1,000,000	1,014,498
Brighton Crossing Metropolitan District No. 6 GO, 5.00%, 12/1/40	1,030,000	980,480
City & County of Denver Airport System Rev., 5.50%, 11/15/41	500,000	528,536
City & County of Denver Airport System Rev., 5.50%, 11/15/42	750,000	784,853
City & County of Denver Airport System Rev., 5.75%, 11/15/45	750,000	785,943
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/48	100,000	100,528
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/59	260,000	282,192
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/60	545,000	596,737
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.50%, 11/1/47	200,000	203,504
20

Schedule of Investments - Diversified Municipal Bond ETF

	Principal Amount/Shares	Value
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.25%, 12/1/54	$430,000	$428,553
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	300,000	302,160
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/34	385,000	418,302
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/35	500,000	537,876
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/40	500,000	453,121
Colorado Health Facilities Authority Rev., (Intermountain Healthcare Obligated Group), VRN, 5.00%, 5/15/62	1,530,000	1,563,450
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 4.00%, 11/1/39	150,000	140,240
Crowfoot Valley Ranch Metropolitan District No. 2 GO, 4.25%, 12/1/49 (BAM)	1,000,000	858,585
Denver City & County Rev., (4340 South Monaco LLC), 4.70%, 10/1/42 (FNMA)	525,000	524,385
Denver Urban Renewal Authority Tax Allocation, (Denver Urban Renewal Authority 9th & Colorado Urban Redevelopment Area), 5.25%, 12/1/39(1)	100,000	96,620
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/34 (BAM)	300,000	325,594
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/35 (BAM)	325,000	349,808
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/43 (AG)	1,400,000	1,425,725
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 4.00%, 12/1/46 (AG)	500,000	436,300
Parterre Metropolitan District No. 5 GO, 6.125%, 12/1/55	500,000	511,225
Prairie Center Metropolitan District No. 3 GO, 5.875%, 12/15/46	500,000	511,354
Raindance Metropolitan District No. 2 GO, 5.00%, 12/1/31 (BAM)	220,000	240,998
Raindance Metropolitan District No. 2 GO, 5.00%, 12/1/32 (BAM)	300,000	326,559
Red Barn Metropolitan District GO, 5.50%, 12/1/55	785,000	751,528
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado GO, 5.00%, 4/1/35(1)	2,000,000	2,125,708
State of Colorado COP, 6.00%, 12/15/38	230,000	262,358
State of Colorado COP, 6.00%, 12/15/40	385,000	434,047
Sterling Ranch Community Authority Board Special Assessment, (Sterling Ranch Metropolitan District No. 1), 5.625%, 12/1/43	339,000	333,867
Trails at Crowfoot Metropolitan District No. 3 GO, 4.00%, 12/1/44 (AG)	500,000	427,524
Village Metropolitan District GO, 5.00%, 12/1/49	500,000	477,263
		20,624,583
Connecticut — 1.2%
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 3.20%, 7/1/37	500,000	502,122
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 2.80%, 7/1/57	470,000	470,278
Connecticut State Health & Educational Facilities Authority Rev., (Yale-New Haven Health Obligated Group), VRN, 5.00%, 7/1/49	325,000	349,703
New Haven GO, 5.00%, 8/1/31 (AG)	1,250,000	1,393,378
Stamford Housing Authority Rev., (TJH Senior Living LLC Obligated Group), 4.25%, 10/1/30	750,000	759,400
State of Connecticut GO, 4.00%, 1/15/35	1,000,000	1,019,513
State of Connecticut, Special Tax Rev., 5.00%, 5/1/29	1,145,000	1,252,037
		5,746,431
Delaware — 0.1%
Town of Bridgeville Special Tax, (Town of Bridgeville Heritage Shores Special Development District), 5.625%, 7/1/53(1)	700,000	690,866
District of Columbia — 0.9%
District of Columbia GO, 5.00%, 1/1/41	1,000,000	1,043,285
District of Columbia Rev., (Rocketship DC Obligated Group), 5.75%, 6/1/54	500,000	481,149
District of Columbia Income Tax Rev., 5.00%, 6/1/36	1,000,000	1,120,615
District of Columbia Income Tax Rev., 5.25%, 5/1/48	1,000,000	1,030,043
District of Columbia Water & Sewer Authority Rev., 4.00%, 10/1/51	500,000	425,642
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/38	270,000	257,829
		4,358,563
21

Schedule of Investments - Diversified Municipal Bond ETF

	Principal Amount/Shares	Value
Florida — 9.6%
Alachua County Health Facilities Authority Rev., (Oak Hammock at the University of Florida Obligated Group), 3.625%, 10/1/30	$230,000	$230,592
Broward County Airport System Rev., 5.00%, 10/1/35	700,000	710,667
Broward County Port Facilities Rev., 4.00%, 9/1/37	750,000	711,583
Broward County Port Facilities Rev., 5.00%, 9/1/40	1,000,000	1,020,160
Broward County Water & Sewer Utility Rev., 5.00%, 10/1/40	925,000	952,411
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/47	880,000	791,600
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/28	300,000	315,392
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/33	250,000	261,326
Capital Projects Finance Authority Rev., (Navigator Academy of Leadership, Inc. Obligated Group), 5.00%, 6/15/54(1)	1,220,000	1,070,634
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/53	750,000	670,153
Central Florida Expressway Authority Rev., 5.00%, 7/1/29	1,060,000	1,154,842
Central Florida Expressway Authority Rev., 5.00%, 7/1/44 (AG)	1,100,000	1,141,306
Duval County Public Schools COP, 5.00%, 7/1/35 (AG)	420,000	446,531
Florida Development Finance Corp. Rev., 3.00%, 7/1/31(1)	155,000	148,122
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 4.00%, 6/1/26(1)	110,000	110,005
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 6.75%, 6/15/53(1)	500,000	514,966
Florida Development Finance Corp. Rev., (St. Andrew's School of Boca Raton, Inc.), 5.25%, 6/1/54	1,660,000	1,584,267
Florida Local Government Finance Commission Rev., (Ponte Vedra Pine Co. LLC Obligated Group), 4.70%, 11/15/31(1)(6)	1,780,000	1,789,843
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/38	500,000	538,956
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/38	650,000	700,643
Fort Lauderdale Water & Sewer Rev., 5.50%, 9/1/48	1,250,000	1,322,404
Fort Pierce Utilities Authority Rev., 5.00%, 10/1/29 (AG)	1,050,000	1,144,616
Greater Orlando Aviation Authority Rev., 5.00%, 10/1/33	180,000	184,331
Greater Orlando Aviation Authority Rev., 4.00%, 10/1/37	985,000	949,664
Hillsborough County Housing Finance Authority Rev., 4.55%, 2/1/42 (FNMA)	1,495,000	1,453,589
Hillsborough County Industrial Development Authority Rev., (BayCare Obligated Group), 5.25%, 11/15/49	1,500,000	1,538,400
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/39(1)	1,000,000	903,239
Lakeland Department of Electric Utilities Rev., 5.00%, 10/1/39	500,000	546,357
Lee County Industrial Development Authority Rev., (Shell Point Obligated Group), 4.125%, 11/15/29	435,000	438,673
Martin County Health Facilities Authority Rev., (Cleveland Clinic Health System Obligated Group), 4.00%, 1/1/46	695,000	595,344
Miami Beach Redevelopment Agency Tax Allocation, (Miami Beach Redev Agy City Center/Historic Convention Vlg Redev & Revitalizatio), 5.00%, 2/1/44 (AG)	1,500,000	1,518,883
Miami-Dade County Aviation Rev., 5.00%, 10/1/38	500,000	499,967
Miami-Dade County Housing Finance Authority Rev., 4.95%, 11/1/41 (FNMA)(6)	2,000,000	2,012,297
Miami-Dade County Housing Finance Authority Rev., (Residences at Palm Court LLC), 5.00%, 9/1/43 (HUD)	1,000,000	999,935
Miami-Dade County Housing Finance Authority Rev., (RGC Phase I LLC), 4.88%, 3/1/46 (FNMA), (HUD)	1,500,000	1,435,229
Miami-Dade County Seaport Department Rev., 4.00%, 10/1/46	450,000	381,876
Miami-Dade County Seaport Department Rev., 5.25%, 10/1/52	800,000	794,388
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/44	1,000,000	900,811
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/44	850,000	856,305
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/46	500,000	438,934
Mid-Bay Bridge Authority Rev., 5.00%, 10/1/30 (AG)	2,000,000	2,196,474
Orlando Utilities Commission Rev., 5.00%, 10/1/48	3,000,000	3,032,203
Pasco County Rev., (State of Florida Cigarette Tax), 5.75%, 9/1/54 (AG)	290,000	302,918
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	100,000	102,087
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	475,000	457,314
South Florida Water Management District COP, 5.00%, 10/1/36	560,000	565,030
South Miami Health Facilities Authority, Inc. Rev., (Baptist Health South Florida Obligated Group), VRN, 5.00%, 8/15/65	580,000	626,273
22

Schedule of Investments - Diversified Municipal Bond ETF

	Principal Amount/Shares	Value
St. Johns Water & Sewer Rev., 5.00%, 6/1/52	$1,465,000	$1,496,587
Venice Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 4.50%, 1/1/30(1)	800,000	803,067
Village Community Development District No. 13 Special Assessment, (Village Community Development District No. 13 Phase I Series 2019), 3.55%, 5/1/39	250,000	217,947
Village Community Development District No. 14 Special Assessment, (Village Community Development District No. 14 Series 2022 Phase I), 5.50%, 5/1/53	950,000	952,434
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2023 Phase I), 5.25%, 5/1/54(1)	500,000	485,126
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2024), 3.75%, 5/1/29(1)	600,000	603,865
Wildwood Utility Dependent District Rev., 5.00%, 10/1/36 (BAM)	455,000	485,239
Wildwood Utility Dependent District Rev., 5.50%, 10/1/48 (AG)	780,000	820,020
		46,925,825
Georgia — 4.7%
Atlanta Airport Passenger Facility Charge Rev., 4.00%, 7/1/40	1,000,000	921,935
Atlanta Water & Wastewater Rev., 4.00%, 11/1/37	1,345,000	1,341,061
Atlanta Water & Wastewater Rev., 4.00%, 11/1/43 (BAM)	290,000	267,776
Cobb County Kennestone Hospital Authority Rev., (WellStar Health System Obligated Group), 4.00%, 4/1/52	1,000,000	813,637
Columbia County Hospital Authority Rev., (WellStar Health System Obligated Group), 5.125%, 4/1/48	390,000	391,955
Development Authority of Burke County Rev., (Georgia Power Co.), VRN, 3.70%, 10/1/32	525,000	532,777
Development Authority of Burke County Rev., (Georgia Power Co.), VRN, 3.35%, 11/1/48	1,500,000	1,512,880
Development Authority of Burke County Rev., (Georgia Power Co.), VRN, 3.375%, 11/1/53	180,000	180,590
Development Authority of Burke County Rev., (Oglethorpe Power Corp.), VRN, 3.60%, 1/1/40	1,500,000	1,527,784
George L Smith II Congress Center Authority Rev., 4.00%, 1/1/36	500,000	499,558
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 3.625%, 1/1/31(1)	475,000	460,046
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 5.00%, 1/1/36(1)	500,000	502,287
Georgia Ports Authority Rev., 5.25%, 7/1/52	1,500,000	1,543,406
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 5/1/52 (GA: Citigroup, Inc.)	1,200,000	1,217,558
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 7/1/52 (GA: Royal Bank of Canada)	415,000	421,222
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 7/1/53 (GA: Royal Bank of Canada)	535,000	566,778
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 9/1/53 (GA: Royal Bank of Canada)	550,000	584,045
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 5/1/54 (GA: Citigroup, Inc.)	955,000	1,015,737
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 5/1/54 (GA: Royal Bank of Canada)	1,910,000	2,040,925
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/54 (GA: Citigroup, Inc.)	1,500,000	1,594,579
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 6/1/55 (GA: TD Bank N.A.)	1,000,000	1,068,669
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/55 (GA: Citigroup, Inc.)	1,000,000	1,057,980
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/44	1,325,000	1,184,887
State of Georgia GO, 5.00%, 7/1/29	1,465,000	1,611,270
		22,859,342
Guam — 0.4%
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.50%, 7/1/43	730,000	763,089
Guam Power Authority Rev., 5.00%, 10/1/42	200,000	201,902
Guam Power Authority Rev., 5.00%, 10/1/43	200,000	201,220
Guam Power Authority Rev., 5.00%, 10/1/44	200,000	199,587
Port Authority of Guam Rev., 5.00%, 7/1/33	250,000	255,825
Port Authority of Guam Rev., 5.00%, 7/1/34	225,000	229,479
Port Authority of Guam Rev., 5.00%, 7/1/35	200,000	203,350
		2,054,452
Hawaii — 0.2%
City & County Honolulu Wastewater System Rev., 5.00%, 7/1/38	125,000	137,105
Honolulu GO, 5.00%, 7/1/29	830,000	909,990
		1,047,095
23

Schedule of Investments - Diversified Municipal Bond ETF

	Principal Amount/Shares	Value
Idaho — 0.1%
Idaho Health Facilities Authority Rev., (St. Luke's Health System Ltd. Obligated Group ID), 4.00%, 3/1/46 (BAM-TCRS)	$365,000	$316,084
Idaho Health Facilities Authority Rev., (State Luke's Health System Ltd. Obligated Group), VRN, 5.00%, 3/1/60	370,000	398,650
		714,734
Illinois — 7.4%
Brown County Community Unit School District No. 1 GO, 5.00%, 12/1/37 (BAM)	1,125,000	1,190,522
Champaign County Community Unit School District No. 116 Urbana GO, 5.00%, 1/1/29 (BAM)	840,000	901,901
Champaign County Community Unit School District No. 116 Urbana GO, 5.00%, 1/1/32 (BAM)	695,000	767,436
Chicago GO, 4.00%, 1/1/35	500,000	474,008
Chicago GO, 5.25%, 1/1/38	1,000,000	1,012,089
Chicago GO, 6.00%, 1/1/38	20,000	20,306
Chicago GO, 5.50%, 1/1/49	100,000	95,646
Chicago GO, 6.00%, 1/1/50	800,000	815,252
Chicago Board of Education GO, 5.00%, 12/1/27 (AG)	700,000	728,883
Chicago Board of Education GO, 5.00%, 12/1/34	280,000	280,896
Chicago Board of Education GO, 5.00%, 12/1/42	1,060,000	946,446
Chicago Midway International Airport Rev., 5.75%, 1/1/48 (BAM)	285,000	297,693
Chicago O'Hare International Airport Rev., 5.00%, 1/1/26	1,000,000	1,007,840
Chicago O'Hare International Airport Rev., (Chicago O'Hare International Airport Customer Facility Charge), 5.25%, 1/1/43 (BAM)	1,000,000	1,026,348
Chicago O'Hare International Airport Rev., (TrIPs Obligated Group), 5.50%, 7/1/37	1,000,000	1,087,292
Chicago Wastewater Transmission Rev., 5.00%, 1/1/38 (BAM)	500,000	536,811
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39 (AG)	1,000,000	1,046,772
Chicago Wastewater Transmission Rev., 5.25%, 1/1/53 (AG)	750,000	760,610
Chicago Waterworks Rev., 5.00%, 11/1/27	1,000,000	1,025,202
Chicago Waterworks Rev., 5.00%, 11/1/36 (AG)	500,000	509,993
Cook County GO, 4.00%, 11/15/25	1,290,000	1,293,809
Cook County GO, 5.00%, 11/15/26	830,000	855,516
Cook County GO, 5.00%, 11/15/31	1,000,000	1,023,227
Cook County Sales Tax Rev., 4.00%, 11/15/40	900,000	830,071
Cook County Sales Tax Rev., 5.25%, 11/15/45 (BAM-TCRS)	725,000	742,422
Illinois Finance Authority Rev., (Centerpoint Joliet Terminal Railroad LLC), VRN, 4.80%, 12/1/43(1)	335,000	335,456
Illinois Finance Authority Rev., (Centerpoint Joliet Terminal Railroad LLC), VRN, 4.125%, 12/1/50 (GA: Centerpoint Properties TR)(1)	1,000,000	961,090
Illinois Finance Authority Rev., (Navy Pier, Inc. Obligated Group), 5.00%, 10/1/34(1)	1,770,000	1,826,450
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine and Science), 5.25%, 8/1/35(1)	910,000	907,343
Illinois Finance Authority Rev., (University of Chicago Medical Center Obligated Group), VRN, 5.00%, 8/15/52	250,000	259,222
Illinois Finance Authority Rev., (University of Chicago Medical Center Obligated Group), VRN, 5.00%, 8/15/59	770,000	827,993
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/40	1,000,000	1,000,606
Illinois State Toll Highway Authority Rev., 4.00%, 1/1/42	1,000,000	932,319
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/42	380,000	381,466
Illinois State Toll Highway Authority Rev., 5.25%, 1/1/43	345,000	361,206
Kane County Forest Preserve District GO, 3.00%, 12/15/25	650,000	650,059
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/39 (AG)	500,000	483,144
Metropolitan Pier & Exposition Authority Rev., (State of Illinois McCormick Place Expansion Project Fund), 5.00%, 6/15/29	330,000	344,012
Springfield Electric Rev., 5.00%, 3/1/33 (BAM)	2,000,000	2,217,271
State of Illinois GO, 5.00%, 11/1/29	595,000	623,369
State of Illinois GO, 5.00%, 10/1/33	200,000	208,594
State of Illinois GO, 5.50%, 10/1/39	1,000,000	1,060,351
24

Schedule of Investments - Diversified Municipal Bond ETF

	Principal Amount/Shares	Value
State of Illinois GO, 5.50%, 3/1/42	$1,250,000	$1,297,149
University of Illinois Rev., (University of Illinois Health Services Facilities System), 5.00%, 10/1/37	1,000,000	1,064,437
Village of Downers Grove GO, 4.00%, 1/1/41	1,015,000	983,881
		36,002,409
Indiana — 1.3%
Carmel Waterworks Rev., 5.25%, 5/1/47 (BAM)	330,000	334,829
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/53	250,000	232,007
Indiana Finance Authority Rev., (Indiana University Health, Inc. Obligated Group), VRN, 5.00%, 10/1/62	365,000	385,659
Indiana Finance Authority Rev., (Indiana University Health, Inc. Obligated Group), VRN, 5.00%, 10/1/64	445,000	478,434
Indiana Finance Authority Rev., (Methodist Hospitals, Inc. Obligated Group), 5.50%, 9/15/39	190,000	197,812
Indiana Finance Authority Rev., (Methodist Hospitals, Inc. Obligated Group), 5.50%, 9/15/44	190,000	191,321
Indiana Finance Authority Rev., (Retirement Living, Inc. Obligated Group), 5.25%, 3/1/50	585,000	554,781
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 5.00%, 7/1/49	1,030,000	985,695
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 5.75%, 7/1/64	470,000	418,445
Indiana Finance Authority Rev., (Westminster Village Greenwood, Inc. Obligated Group), 3.75%, 5/15/32	200,000	200,132
Indiana Housing & Community Development Authority Rev., (Carriage House Glendale Housing LP), Series 2025-14FN, Class PT, 4.80%, 9/1/41 (FNMA)	620,000	616,310
Indianapolis Local Public Improvement Bond Bank Rev., 4.00%, 2/1/47	750,000	654,626
Purdue University Rev., 5.00%, 7/1/40	750,000	792,720
Valparaiso Rev., (Pratt Paper IN LLC), 4.50%, 1/1/34(1)	235,000	239,417
		6,282,188
Iowa — 1.1%
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/34	900,000	1,027,949
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/35	1,125,000	1,249,840
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/36	125,000	137,121
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/41	1,000,000	967,263
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), VRN, 3.60%, (SOFR plus 0.55%), 5/15/56	500,000	488,276
Polk County GO, 5.00%, 6/1/44	1,000,000	1,003,703
University of Iowa Rev., 5.00%, 7/1/30	350,000	357,401
		5,231,553
Kansas — 0.5%
Kansas Development Finance Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/54	700,000	775,693
Prairie Village Tax Allocation, (City of Prairie Village KS Meadowbrook Redevelopment District), 3.125%, 4/1/36	130,000	120,658
Sedgwick County Unified School District No. 262 Valley Center GO, 4.50%, 9/1/44 (AG)	225,000	221,850
State of Kansas Department of Transportation Rev., 5.00%, 9/1/35	1,275,000	1,275,000
		2,393,201
Kentucky — 0.7%
Ashland Rev., (Royal Blue Health LLC Obligated Group), 5.00%, 2/1/30	370,000	395,210
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.25%, 6/1/41	100,000	99,526
Kentucky Public Energy Authority Rev., VRN, 4.12%, (SOFR plus 1.20%), 8/1/52 (GA: Morgan Stanley)	1,000,000	999,819
Kentucky Public Energy Authority Rev., VRN, 5.25%, 4/1/54 (GA: Morgan Stanley)	500,000	538,778
Kentucky State Property & Building Commission Rev., (Commonwealth of Kentucky), 4.00%, 11/1/38	500,000	477,780
Louisville/Jefferson County Metropolitan Government Rev., (Norton Healthcare Obligated Group), VRN, 5.00%, 10/1/47	1,000,000	1,077,247
		3,588,360
Louisiana — 1.1%
Greater New Orleans Expressway Commission Rev., 5.00%, 11/1/36 (AG)(6)	535,000	586,681
Greater New Orleans Expressway Commission Rev., 5.00%, 11/1/37 (AG)(6)	750,000	811,215
Greater New Orleans Expressway Commission Rev., 5.00%, 11/1/40 (AG)(6)	500,000	525,588
Louisiana Offshore Terminal Authority Rev., (Loop LLC), VRN, 4.20%, 9/1/33	1,000,000	1,009,713
Louisiana Public Facilities Authority Rev., (Acadiana Renaissance Charter Academy), 6.00%, 6/15/59(1)	800,000	769,745
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/48 (AG)	250,000	248,051
25

Schedule of Investments - Diversified Municipal Bond ETF

	Principal Amount/Shares	Value
St. John the Baptist Parish LA Rev., (Marathon Oil Corp.), VRN, 3.30%, 6/1/37	$550,000	$555,016
St. John the Baptist Parish LA Rev., (Marathon Oil Corp.), VRN, 4.05%, 6/1/37 (GA: Conocophillips)	900,000	907,728
		5,413,737
Maryland — 2.5%
Baltimore Rev., (City of Baltimore MD Harbor Point Special Taxing District), 5.00%, 6/1/51	400,000	374,648
Baltimore Rev., (East Baltimore Research Park Development District), 4.00%, 9/1/27	200,000	200,753
Baltimore Rev., (East Baltimore Research Park Development District), 5.00%, 9/1/38	170,000	170,068
Brunswick Special Tax, (City of Brunswick MD Brunswick Crossing District), 5.00%, 7/1/36	350,000	351,940
Gaithersburg Rev., (Asbury Maryland Obligated Group), 5.125%, 1/1/42	400,000	392,812
Maryland Community Development Administration Rev., (Fairfield Marley Station LP), 4.35%, 2/1/44 (FNMA)	1,500,000	1,376,996
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/27	375,000	386,927
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/34	725,000	776,671
Maryland Economic Development Corp. Tax Allocation, (City of Baltimore MD Port Covington Development District), 4.00%, 9/1/50	1,000,000	793,724
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 4.00%, 1/1/51	500,000	401,809
Maryland Stadium Authority Rev., (Baltimore City Public School Construction Financing Fund), 5.00%, 5/1/42 (ST INTERCEPT)	625,000	632,257
Montgomery County GO, 5.00%, 8/1/30	1,640,000	1,836,519
Montgomery County GO, 4.00%, 8/1/42	1,000,000	943,480
State of Maryland GO, 5.00%, 3/15/28	535,000	571,259
State of Maryland GO, 5.00%, 6/1/36	1,500,000	1,636,330
State of Maryland Department of Transportation Rev., 5.00%, 10/1/28	1,320,000	1,391,542
		12,237,735
Massachusetts — 2.1%
Commonwealth of Massachusetts Transportation Fund Rev., 5.00%, 6/1/43	1,190,000	1,215,648
Commonwealth of Massachusetts Transportation Fund Rev., 5.00%, 6/1/52	1,000,000	1,006,308
Massachusetts GO, 5.00%, 10/1/37	1,000,000	1,079,950
Massachusetts Clean Water Trust Rev., (Massachusetts Clean Water State Revolving Fund), 5.00%, 2/1/42	750,000	783,489
Massachusetts Development Finance Agency Rev., (Boston Medical Center Corp. Obligated Group), 5.25%, 7/1/52	750,000	708,968
Massachusetts Development Finance Agency Rev., (CHF Merrimack, Inc.), 4.25%, 7/1/34(1)	450,000	446,249
Massachusetts Development Finance Agency Rev., (GingerCare Living, Inc. Obligated Group), 4.75%, 12/1/29(1)	300,000	300,668
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 4.00%, 10/1/32(1)	100,000	100,238
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 5.00%, 10/1/37(1)	150,000	151,212
Massachusetts Development Finance Agency Rev., (President and Fellows of Harvard College), 4.00%, 2/15/36	500,000	521,615
Massachusetts Development Finance Agency Rev., (President and Fellows of Harvard College), 4.00%, 7/15/36	565,000	563,744
Massachusetts Port Authority Rev., 5.00%, 7/1/41	800,000	817,870
Massachusetts School Building Authority Rev., 5.00%, 8/15/45	730,000	742,802
Massachusetts Water Resources Authority Rev., 5.00%, 8/1/37	1,845,000	2,051,092
		10,489,853
Michigan — 2.8%
Detroit GO, 5.00%, 4/1/26	585,000	591,301
Detroit GO, 5.00%, 4/1/35	300,000	316,920
Detroit GO, 5.00%, 4/1/38	740,000	763,935
Detroit GO, 4.00%, 4/1/42	525,000	453,455
Detroit GO, 6.00%, 5/1/43	275,000	293,827
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/40	640,000	673,155
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/42	410,000	422,971
Detroit Regional Convention Facility Authority Rev., (State of Michigan Convention Facility Development Fund), 5.00%, 10/1/39	1,100,000	1,149,244
26

Schedule of Investments - Diversified Municipal Bond ETF

	Principal Amount/Shares	Value
Great Lakes Water Authority Sewage Disposal System Rev., 5.00%, 7/1/36	$770,000	$778,217
Great Lakes Water Authority Water Supply System Rev., 5.00%, 7/1/37	550,000	598,527
Great Lakes Water Authority Water Supply System Rev., 5.00%, 7/1/38	1,000,000	1,083,739
Lansing Board of Water & Light Rev., 5.00%, 7/1/49	1,145,000	1,167,362
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 5.00%, 4/15/27	1,335,000	1,387,422
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 4.00%, 4/15/42	395,000	366,482
Michigan State Building Authority Rev., (State of Michigan), 4.00%, 10/15/49	825,000	708,756
Michigan State Hospital Finance Authority Rev., (Corewell Health Obligated Group), VRN, 5.00%, 8/15/55	545,000	592,730
State of Michigan Trunk Line Rev., 5.00%, 11/15/46	1,650,000	1,690,380
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.50%, 12/1/42 (AG)	440,000	464,729
		13,503,152
Minnesota — 0.8%
Center City Rev., (Hazelden Betty Ford Foundation), 5.00%, 11/1/30	250,000	272,048
Center City Rev., (Hazelden Betty Ford Foundation), 5.00%, 11/1/31	210,000	229,547
Center City Rev., (Hazelden Betty Ford Foundation), 5.00%, 11/1/32	275,000	301,262
State of Minnesota GO, 5.00%, 10/1/27	900,000	950,549
State of Minnesota GO, 5.00%, 8/1/33	1,000,000	1,145,137
State of Minnesota GO, 4.00%, 8/1/41	950,000	906,152
		3,804,695
Mississippi — 0.4%
Hinds County COP, 4.625%, 9/1/54 (BAM)(1)	685,000	584,614
Mississippi Home Corp. Rev., (MS3 Housing LP), Series 2025-06FN, 4.55%, 4/1/42 (FNMA), (HUD)	1,395,000	1,356,760
		1,941,374
Missouri — 1.1%
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 5.25%, 2/1/48	1,000,000	959,341
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health MO), 5.50%, 12/1/48	355,000	367,539
Industrial Development Authority of the City of St. Louis Missouri Rev., 4.75%, 11/15/47	30,000	25,235
Jackson County School District No. R-IV Blue Springs GO, 5.50%, 3/1/42	1,000,000	1,087,807
Kansas City Industrial Development Authority Rev., (City of Kansas City MO), 5.00%, 3/1/44	1,000,000	984,420
St. Charles County Industrial Development Authority Rev., (Fox Hill Preservation LP), 4.65%, 4/1/43 (FNMA), (HUD)	750,000	731,326
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.25%, 9/1/53	145,000	133,113
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Specialty Hospital), 5.00%, 11/15/41	1,275,000	1,182,074
		5,470,855
Nebraska — 0.8%
Central Plains Energy Project Rev., 5.00%, 9/1/29 (GA: Goldman Sachs Group, Inc.)	500,000	528,625
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/53 (GA: Goldman Sachs Group, Inc.)	1,000,000	1,053,056
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/54 (GA: Bank of Montreal)	1,180,000	1,249,503
Omaha Public Power District Rev., 5.50%, 2/1/54	1,000,000	1,051,715
		3,882,899
Nevada — 1.2%
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax), 5.00%, 7/1/49	600,000	604,366
Las Vegas Special Improvement District No. 613 Special Assessment, 5.50%, 12/1/53	700,000	676,451
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/49	670,000	529,803
Las Vegas Special Improvement District No. 815 Special Assessment, 4.00%, 12/1/31	350,000	340,545
Las Vegas Special Improvement District No. 815 Special Assessment, 5.00%, 12/1/49	190,000	177,686
Las Vegas Special Improvement District No. 817 Special Assessment, 6.00%, 6/1/48	500,000	514,010
Reno Special Assessment, (City of Reno NV 2024 District No. 1), 5.125%, 6/1/47(1)	465,000	431,452
Sparks Special Improvement District No. 1 Special Assessment, 5.00%, 6/1/39	185,000	185,325
Sparks Special Improvement District No. 1 Special Assessment, 5.00%, 6/1/44	170,000	162,397
Sparks Special Improvement District No. 1 Special Assessment, 5.125%, 6/1/54	215,000	198,549
27

Schedule of Investments - Diversified Municipal Bond ETF

	Principal Amount/Shares	Value
State of Nevada GO, 5.00%, 8/1/30	$1,530,000	$1,670,100
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/51	500,000	466,830
		5,957,514
New Hampshire — 0.4%
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.25%, 6/1/51 (BAM)	1,000,000	1,019,629
New Hampshire Business Finance Authority Rev., SEQ, 4.125%, 1/20/34	273,618	272,061
New Hampshire Health & Education Facilities Authority Act Rev., (Trustees of Dartmouth College), VRN, 3.30%, 6/1/38	555,000	559,226
		1,850,916
New Jersey — 2.4%
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 11/1/37	500,000	530,107
New Jersey Educational Facilities Authority Rev., (Trustees of Princeton University), 5.00%, 3/1/32	625,000	710,013
New Jersey Higher Education Student Assistance Authority Rev., VRN, 5.00%, 12/1/56	2,000,000	2,026,277
New Jersey Housing & Mortgage Finance Agency Rev., (Montgomery Gateway Preservation LP), 4.55%, 5/1/41 (FNMA)	455,000	451,409
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 6/15/35	1,000,000	1,087,208
New Jersey Turnpike Authority Rev., 5.00%, 1/1/33	1,500,000	1,693,450
New Jersey Turnpike Authority Rev., 5.25%, 1/1/50	1,000,000	1,040,996
New Jersey Turnpike Authority Rev., 5.25%, 1/1/54	1,000,000	1,033,843
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/26	1,405,000	1,427,020
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/34	250,000	256,887
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/36	1,000,000	1,018,410
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/46	225,000	216,599
		11,492,219
New Mexico — 0.3%
Aspire Public Improvement District Special Tax, 5.30%, 10/1/53	500,000	446,103
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.25%, 5/1/40(1)	1,000,000	899,702
		1,345,805
New York — 8.7%
Build NYC Resource Corp. Rev., (TrIPs Obligated Group), 5.50%, 7/1/44	1,000,000	1,023,447
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 5.00%, 3/15/50	1,000,000	1,006,902
Empire State Development Corp. Rev., (State of New York Sales Tax), 5.00%, 3/15/45	1,000,000	1,026,698
Long Island Power Authority Rev., VRN, 3.00%, 9/1/49	500,000	499,249
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	560,000	570,433
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	750,000	809,280
Metropolitan Transportation Authority Rev., VRN, 3.72%, (SOFR plus 0.80%), 11/1/32 (AG)	250,000	250,324
New York City GO, 5.00%, 2/1/40	600,000	637,160
New York City GO, 5.25%, 5/1/41	150,000	157,428
New York City GO, 5.00%, 4/1/43	500,000	503,973
New York City GO, 4.00%, 8/1/44	1,000,000	895,209
New York City GO, 4.00%, 9/1/46	250,000	219,970
New York City GO, 5.50%, 4/1/48	1,000,000	1,053,381
New York City GO, 5.00%, 3/1/50	700,000	700,232
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/29	1,100,000	1,160,077
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/43	1,000,000	1,036,442
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.25%, 6/15/52	500,000	510,652
New York City Transitional Finance Authority Rev., (New York City Transitional Finance Authority Future Tax Secured), 5.00%, 11/1/29	1,230,000	1,355,183
New York City Transitional Finance Authority Rev., (New York City Transitional Finance Authority Future Tax Secured), 5.00%, 11/1/32	250,000	281,153
New York City Transitional Finance Authority Rev., (New York City Transitional Finance Authority Future Tax Secured), 5.00%, 5/1/39	1,250,000	1,339,135
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 2/1/36	750,000	750,032
28

Schedule of Investments - Diversified Municipal Bond ETF

	Principal Amount/Shares	Value
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/40	$1,000,000	$1,066,128
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/42	650,000	588,896
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.25%, 11/15/39 (AG)	400,000	440,422
New York State Dormitory Authority Rev., (New York Institute of Technology), 5.00%, 7/1/39	300,000	310,900
New York State Dormitory Authority Rev., (New York Institute of Technology), 5.00%, 7/1/42	870,000	876,745
New York State Dormitory Authority Rev., (New York Institute of Technology), 5.00%, 7/1/43	800,000	802,327
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 4.00%, 5/1/45	1,000,000	863,595
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 3/15/32	500,000	564,677
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/40	1,535,000	1,449,621
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.25%, 3/15/52	330,000	339,428
New York State Environmental Facilities Corp. Rev., (New York City Water & Sewer System), 5.00%, 6/15/39	1,000,000	1,096,294
New York State Environmental Facilities Corp. Rev., (New York City Water & Sewer System), 5.00%, 6/15/45	1,500,000	1,557,599
New York State Housing Finance Agency Rev., (State of New York Personal Income Tax), VRN, 3.30%, 12/15/54	230,000	230,685
New York State Housing Finance Agency Rev., (State of New York Personal Income Tax), VRN, 3.35%, 12/15/54	235,000	236,723
New York State Thruway Authority Rev., 4.00%, 1/1/38	700,000	683,744
New York Transportation Development Corp. Rev., (American Airlines, Inc.), 3.00%, 8/1/31 (GA: American Airlines Group)	130,000	120,135
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 5.625%, 4/1/40	545,000	561,687
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/26	1,000,000	1,025,041
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/40	200,000	184,495
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/41	640,000	636,157
New York Transportation Development Corp. Rev., (JFK Millennium Partners LLC), 5.25%, 12/31/54 (AG)	1,250,000	1,233,429
New York Transportation Development Corp. Rev., (JFK Millennium Partners LLC), VRN, 0.00%, 12/31/54 (AG)	750,000	444,520
New York Transportation Development Corp. Rev., (JFK NTO LLC), 5.00%, 6/30/54 (AG)	1,000,000	953,095
New York Transportation Development Corp. Rev., (JFK NTO LLC), 6.00%, 6/30/54	1,000,000	1,016,118
New York Transportation Development Corp. Rev., (JFK NTO LLC), 6.00%, 6/30/55	445,000	457,850
New York Transportation Development Corp. Rev., (Laguardia Gateway Partners LLC), 4.00%, 7/1/36 (AG)	1,045,000	1,005,846
Port Authority of New York & New Jersey Rev., 5.00%, 12/1/41	400,000	421,626
State of New York GO, 5.00%, 3/15/41	1,000,000	1,072,407
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/51	580,000	581,129
Triborough Bridge & Tunnel Authority Rev., 4.00%, 11/15/54	1,000,000	847,751
Triborough Bridge & Tunnel Authority Rev., (Metropolitan Transportation Authority Payroll Mobility Tax Rev.), 5.25%, 5/15/52	750,000	768,773
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/39	1,000,000	1,061,720
Utility Debt Securitization Authority Rev., 5.00%, 12/15/30	375,000	405,128
Utility Debt Securitization Authority Rev., 5.00%, 12/15/33	980,000	985,332
Westchester County Local Development Corp. Rev., (New York Blood Center, Inc.), 5.00%, 7/1/38	1,000,000	1,048,159
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.75%, 11/1/49 (AG)	400,000	424,001
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/39	100,000	97,613
		42,246,156
North Carolina — 0.8%
Charlotte Airport Rev., 5.25%, 7/1/41	1,765,000	1,854,236
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), VRN, 3.25%, 1/15/50	350,000	351,982
North Carolina Medical Care Commission Rev., (Forest at Duke, Inc. Obligated Group), 4.00%, 9/1/46	715,000	566,086
North Carolina Medical Care Commission Rev., (Penick Village Obligated Group), 4.50%, 9/1/29	310,000	310,085
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 4.25%, 10/1/28	350,000	350,145
State of North Carolina Rev., 5.00%, 3/1/34	345,000	366,204
		3,798,738
Ohio — 4.1%
Allen County Hospital Facilities Rev., (Bon Secours Mercy Health, Inc.), 4.00%, 8/1/47	1,495,000	1,253,983
American Municipal Power, Inc. Rev., 5.00%, 2/15/31	845,000	922,125
29

Schedule of Investments - Diversified Municipal Bond ETF

	Principal Amount/Shares	Value
American Municipal Power, Inc. Rev., 5.00%, 2/15/39	$1,250,000	$1,308,202
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/39	1,175,000	1,077,783
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/48	850,000	685,599
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/55	3,135,000	2,536,555
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 4.00%, 7/1/40	450,000	420,856
Columbus Regional Airport Authority Rev., 5.00%, 1/1/38	1,500,000	1,560,026
Columbus-Franklin County Finance Authority Rev., (Meadow Creek Apartments LP), 4.82%, 11/1/43 (FNMA)	450,000	451,547
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/42	360,000	342,541
Greene County Port Authority Rev., (Kinsey Greene Preservation LP), 4.66%, 12/1/40 (FNMA)	800,000	803,617
Montgomery County Rev., (Community Blood Center Obligated Group), 5.25%, 9/1/49	1,000,000	995,940
Ohio Higher Educational Facility Commission Rev., (Cleveland Institute of Art), 5.50%, 12/1/53	100,000	84,847
Ohio Turnpike & Infrastructure Commission Rev., 5.00%, 2/15/32	590,000	619,640
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 12/1/33	1,500,000	1,712,479
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 12/1/42	1,250,000	1,297,409
State of Ohio Rev., (Children's Hospital Medical Center of Akron Obligated Group), VRN, 5.00%, 8/15/54	460,000	506,586
Toledo GO, 5.00%, 12/1/33 (BAM)	450,000	504,567
Toledo GO, 5.00%, 12/1/34 (BAM)	400,000	447,472
Worthington City School District GO, 5.50%, 12/1/54	2,255,000	2,351,942
		19,883,716
Oklahoma — 0.6%
Oklahoma Capitol Improvement Authority Rev., (State of Oklahoma), 4.00%, 7/1/38	850,000	838,283
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/41(6)	240,000	254,921
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/42(6)	275,000	288,694
Oklahoma Water Resources Board Rev., (State of Oklahoma Drinking Water State Revolving Fund), 4.00%, 4/1/48	1,000,000	875,233
Tulsa Municipal Airport Trust Trustees Rev., (American Airlines, Inc.), 6.25%, 12/1/35	445,000	491,771
		2,748,902
Oregon — 0.9%
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.125%, 11/15/40	250,000	241,615
Clackamas County Hospital Facility Authority Rev., (Willamette View Obligated Group), 5.00%, 11/15/47	100,000	89,572
Forest Grove Rev., (Pacific University), Series 2022A, 5.00%, 5/1/31	1,450,000	1,522,670
Oregon State Lottery Rev., 5.00%, 4/1/33	500,000	570,552
Oregon State Lottery Rev., 5.00%, 4/1/34	500,000	571,807
State of Oregon GO, 5.00%, 8/1/48	500,000	512,352
State of Oregon Department of Transportation Rev., 5.25%, 11/15/47	1,000,000	1,042,902
		4,551,470
Pennsylvania — 3.7%
Adams County General Authority Rev., (Brethren Home Community Obligated Group), 3.60%, 6/1/29	155,000	155,030
Allegheny County Airport Authority Rev., 5.00%, 1/1/32 (AG)	500,000	543,144
Allegheny County Industrial Development Authority Rev., (United States Steel Corp.), 5.125%, 5/1/30	250,000	266,386
Berks County Municipal Authority Rev., (Tower Health Obligated Group), 5.00%, 6/30/39	315,000	282,223
Berks County Municipal Authority Rev., (Tower Health Obligated Group), VRN, 0.00%, 6/30/44	157,000	110,155
Bucks County Water & Sewer Authority Rev., 5.00%, 12/1/37 (AG)	450,000	485,823
Bucks County Water & Sewer Authority Rev., 5.00%, 12/1/38 (AG)	525,000	561,971
Commonwealth Financing Authority Rev., 4.00%, 6/1/39 (AG)	2,000,000	1,912,784
Delaware River Port Authority Rev., 5.00%, 1/1/40	800,000	860,565
Montgomery County Industrial Development Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/42	1,500,000	1,482,695
Pennsylvania Economic Development Financing Authority Rev., (Commonwealth of Pennsylvania Motor License Fund), 5.75%, 6/30/48	400,000	405,326
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/46 (AG)	1,000,000	1,005,411
Pennsylvania Housing Finance Agency Rev., (Darby Housing LP), 4.90%, 6/1/41 (FNMA)	525,000	527,248
30

Schedule of Investments - Diversified Municipal Bond ETF

	Principal Amount/Shares	Value
Pennsylvania State University Rev., 5.00%, 9/1/32	$700,000	$795,575
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/32	460,000	519,114
Pennsylvania Turnpike Commission Rev., 4.00%, 12/1/38	560,000	553,290
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/44	750,000	784,933
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/45(6)	860,000	949,834
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/48	650,000	655,130
Philadelphia Gas Works Co. Rev., 5.25%, 8/1/49	1,000,000	1,018,617
Philadelphia Water & Wastewater Rev., 5.25%, 9/1/54 (AG)	1,500,000	1,545,588
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/39 (AG)	750,000	793,244
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/48 (AG)	500,000	505,079
School District of Philadelphia GO, 5.50%, 9/1/48 (ST AID WITHHLDG)	185,000	190,726
Scranton GO, 5.00%, 11/15/25 (AG)	400,000	401,817
University of Pittsburgh-of the Commonwealth System of Higher Education Rev., 5.00%, 2/15/34	750,000	854,332
		18,166,040
Puerto Rico — 0.6%
Puerto Rico GO, 5.625%, 7/1/27	1,300,000	1,344,512
Puerto Rico GO, 5.625%, 7/1/29	750,000	799,325
Puerto Rico GO, VRN, 0.00%, 11/1/51	457,187	253,167
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/51(5)	2,000,000	466,831
		2,863,835
Rhode Island — 0.3%
State of Rhode Island GO, 5.00%, 12/1/41	300,000	318,366
State of Rhode Island GO, 5.00%, 12/1/42	500,000	525,387
State of Rhode Island GO, 5.00%, 12/1/43	500,000	522,050
		1,365,803
South Carolina — 0.6%
Berkeley County Special Assessment, (County of Berkeley SC Nexton Improvement District), 4.25%, 11/1/40	100,000	88,522
Patriots Energy Group Financing Agency Rev., VRN, 5.25%, 10/1/54 (GA: Sumitomo Mitsui Banking)	750,000	799,433
Richland County Special Assessment, (County of Richland SC Village at Sandhill Improvement District), 3.75%, 11/1/36(1)	270,000	217,249
South Carolina Jobs-Economic Development Authority Rev., (Beaufort Memorial Hospital Obligated Group), 5.75%, 11/15/54	300,000	300,833
South Carolina Jobs-Economic Development Authority Rev., (Novant Health Obligated Group), 5.00%, 11/1/34	1,070,000	1,187,397
South Carolina Jobs-Economic Development Authority Rev., (Novant Health Obligated Group), 5.50%, 11/1/48	500,000	518,518
		3,111,952
Tennessee — 1.4%
Hamilton County & Chattanooga Sports Authority Rev., 6.00%, 12/1/55	1,000,000	1,101,241
Knox County Health Educational & Housing Facility Board Rev., 5.00%, 7/1/35 (BAM)	320,000	346,073
Knox County Health Educational & Housing Facility Board Rev., 5.00%, 7/1/44 (BAM)	380,000	381,650
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.25%, 7/1/49 (BAM)	250,000	252,377
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Rev., (Vanderbilt University), 5.00%, 10/1/54	1,000,000	1,014,583
Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment, (Nashville & Davidson County TN South Nashville Central Business Improvement Dis), Capital Appreciation, 0.00%, 6/1/43(1)(5)	2,395,000	931,259
Metropolitan Government Nashville & Davidson County Sports Authority Rev., (Metropolitan Government of Nashville & Davidson County TN), 5.25%, 7/1/48 (AG)	1,000,000	1,021,226
Nashville Metropolitan Development & Housing Agency Tax Allocation, (Nashville Metropolitan Development & Housing Agency Fifth + Broadway Redev Area), 5.125%, 6/1/36(1)	225,000	226,261
Shelby County Health & Educational Facilities Board Rev., (Madrone Memphis Student Housing I LLC), 5.25%, 6/1/56(1)	800,000	721,326
Tennergy Corp. Rev., VRN, 5.00%, 10/1/54 (GA: Royal Bank of Canada)	750,000	791,657
		6,787,653
31

Schedule of Investments - Diversified Municipal Bond ETF

	Principal Amount/Shares	Value
Texas — 9.8%
Arlington Higher Education Finance Corp. Rev., (BASIS Texas Charter Schools, Inc.), 5.125%, 6/15/40(1)(6)	$1,000,000	$986,846
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/32 (PSF-GTD)	300,000	307,078
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 5.00%, 2/15/33 (PSF-GTD)	1,200,000	1,331,111
Austin Special Assessment, (City of Austin TX Whisper Valley Public Improvement District Improvement Area 3), 4.25%, 11/1/32(1)	450,000	444,738
Austin Airport System Rev., 5.00%, 11/15/41	1,000,000	1,008,719
Beaumont Waterworks & Sewer System Rev., 5.00%, 9/1/28 (BAM)	300,000	320,091
Beaumont Waterworks & Sewer System Rev., 5.00%, 9/1/29 (BAM)	235,000	255,125
Beaumont Waterworks & Sewer System Rev., 5.00%, 9/1/30 (BAM)	280,000	308,258
Central Texas Regional Mobility Authority Rev., 4.00%, 1/1/51	1,290,000	1,093,217
Central Texas Turnpike System Rev., VRN, 5.00%, 8/15/42	1,500,000	1,617,397
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/26 (PSF-GTD)	200,000	204,594
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/42 (PSF-GTD)	465,000	418,412
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/40	250,000	264,908
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/47	1,000,000	1,006,734
Dallas Housing Finance Corp. Rev., (Illinois 2024 Ltd.), Series 2025-17FN, Class PT, 5.00%, 3/1/44 (FNMA)	300,000	296,738
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/47	250,000	255,695
Forney Independent School District GO, Capital Appreciation, 0.00%, 8/15/53 (BAM)(5)	2,000,000	454,872
Fort Bend Independent School District GO, 4.00%, 8/15/35 (PSF-GTD)	1,000,000	1,009,692
Fort Bend Independent School District GO, VRN, 4.00%, 8/1/54 (PSF-GTD)	1,400,000	1,431,998
Fort Bend Toll Road Rev., 5.00%, 3/1/39 (AG)	450,000	478,247
Fourth Ward Redevelopment Authority Tax Allocation, 5.00%, 9/1/34 (AG)	250,000	274,312
Fourth Ward Redevelopment Authority Tax Allocation, 5.00%, 9/1/35 (AG)	365,000	396,581
Fourth Ward Redevelopment Authority Tax Allocation, 5.00%, 9/1/36 (AG)	285,000	306,265
Fourth Ward Redevelopment Authority Tax Allocation, 5.00%, 9/1/37 (AG)	210,000	224,418
Galveston Wharves & Terminal Rev., 5.50%, 8/1/40	1,020,000	1,057,110
Harris County Cultural Education Facilities Finance Corp. Rev., (Memorial Hermann Health System Obligated Group), VRN, 5.00%, 7/1/54	250,000	268,029
Harris Toll Road Rev., 5.00%, 8/15/34	1,330,000	1,484,798
Harrisburg Redevelopment Authority Tax Allocation, (Harrisburg Redevelopment Authority Tax Increment Reinvestment Zone No. 23), 5.00%, 9/1/31 (AG)	360,000	393,434
Harrisburg Redevelopment Authority Tax Allocation, (Harrisburg Redevelopment Authority Tax Increment Reinvestment Zone No. 23), 5.00%, 9/1/33 (AG)	345,000	378,965
Harrisburg Redevelopment Authority Tax Allocation, (Harrisburg Redevelopment Authority Tax Increment Reinvestment Zone No. 23), 5.00%, 9/1/34 (AG)	300,000	330,379
Houston GO, 5.25%, 3/1/40	655,000	696,366
Houston Airport System Rev., (United Airlines, Inc.), 5.50%, 7/15/38	430,000	449,106
Houston Airport System Rev., (United Airlines, Inc.), 4.00%, 7/15/41	500,000	429,354
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 4.00%, 10/1/51	200,000	151,316
Katy Independent School District GO, 5.00%, 2/15/28 (PSF-GTD)	350,000	372,018
Lower Colorado River Authority Rev., VRN, 5.00%, 5/15/45	365,000	397,310
Mesquite Housing Finance Corp. Rev., (Wooded Lake Apartments Ltd.), 4.53%, 2/1/44 (FNMA)	900,000	861,597
Mission Economic Development Corp. Rev., (Graphic Packaging International LLC), VRN, 5.00%, 12/1/64	1,000,000	1,016,817
New Hope Cultural Education Facilities Finance Corp. Rev., (Bella Vida Forefront Living Obligated Group), 4.25%, 10/1/30	315,000	316,185
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27(4)	240,000	249,918
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/27	1,175,000	1,216,885
North Texas Tollway Authority Rev., (North Texas Tollway System), 4.00%, 1/1/33	245,000	246,607
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/43	380,000	382,550
North Texas Tollway Authority Rev., (North Texas Tollway System), Capital Appreciation, 0.00%, 1/1/38 (AG)(5)	1,000,000	593,946
Northside Independent School District GO, 5.00%, 8/15/35 (PSF-GTD)	1,000,000	1,122,085
Permanent University Fund - University of Texas System Rev., 5.00%, 7/1/40	1,000,000	1,058,332
32

Schedule of Investments - Diversified Municipal Bond ETF

	Principal Amount/Shares	Value
Pflugerville Special Assessment, (City of Pflugerville TX Meadowlark Preserve Public Improvement District), 4.25%, 9/1/33(1)	$425,000	$417,824
Pflugerville Special Assessment, (City of Pflugerville TX Meadowlark Preserve Public Improvement District), 5.125%, 9/1/45(1)	175,000	160,728
Prosper Independent School District GO, VRN, 4.00%, 2/15/50 (PSF-GTD)	625,000	632,978
Round Rock Independent School District GO, VRN, 5.00%, 8/1/44 (PSF-GTD)	1,350,000	1,479,598
San Antonio Electric & Gas Systems Rev., 5.25%, 2/1/43	1,250,000	1,313,672
Southeast Regional Management District GO, 4.25%, 4/1/46 (AG)	1,500,000	1,327,374
State of Texas GO, 5.00%, 8/1/40	815,000	815,278
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Baylor Scott & White Health Obligated Group), VRN, 5.00%, 11/15/52	160,000	161,640
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Cumberland Rest, Inc. Obligated Group), 5.00%, 10/1/28	430,000	452,509
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Cumberland Rest, Inc. Obligated Group), 5.00%, 10/1/29	455,000	484,681
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Methodist Hospitals of Dallas Obligated Group), 4.00%, 10/1/42	665,000	607,303
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Texas Health Resources Obligated Group), VRN, 5.00%, 11/15/64	780,000	860,732
Tarrant County Hospital District GO, 4.25%, 8/15/48	500,000	453,264
Texas Municipal Gas Acquisition & Supply Corp. V Rev., VRN, 5.00%, 1/1/55 (GA: Bank of America Corp.)	1,650,000	1,756,483
Texas Municipal Power Agency Rev., 5.50%, 9/1/50 (BAM)	400,000	415,730
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 12/31/37	505,000	478,075
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 6/30/38	1,300,000	1,217,890
Texas Private Activity Bond Surface Transportation Corp. Rev., (NTE Mobility Partners LLC), 5.50%, 12/31/58	875,000	881,905
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 5.00%, 10/15/42	1,000,000	1,010,730
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/38	500,000	537,115
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/43	610,000	557,521
Texas Water Development Board Rev., (Texas Water Development Board State Revolving Fund), 4.00%, 8/1/34	815,000	834,543
Texas Water Development Board Rev., (Texas Water Development Board State Revolving Fund), 5.00%, 8/1/41	1,000,000	1,046,722
Viridian Municipal Management District GO, 4.00%, 12/1/33 (BAM)	630,000	638,703
Williamson County GO, 5.00%, 2/15/31	1,000,000	1,113,516
		47,825,667
Utah — 1.6%
Downtown Revitalization Public Infrastructure District Rev., (City of Salt Lake City UT Revitalization Sales Tax), 5.00%, 6/1/36 (AG)	585,000	613,668
Downtown Revitalization Public Infrastructure District Rev., (City of Salt Lake City UT Revitalization Sales Tax), 5.00%, 6/1/37 (AG)	585,000	609,608
Intermountain Power Agency Rev., 5.00%, 7/1/27	500,000	521,951
Point Phase 1 Public Infrastructure District No. 1 Rev., 5.875%, 3/1/45	500,000	500,754
Point Phase 1 Public Infrastructure District No. 1 Rev., 6.125%, 3/1/55	500,000	505,605
Point Phase 1 Public Infrastructure District No. 1 Rev., Capital Appreciation, VRN, 0.00%, 3/1/55	500,000	382,211
Salt Lake City Airport Rev., 5.00%, 7/1/26	300,000	305,253
Southern Utah Valley Power Systems Rev., 5.00%, 7/15/26 (BAM)	500,000	510,399
UIPA Crossroads Public Infrastructure District Tax Allocation, (UIPA Crossroads Public Infrastructure District AJL Project Area), 4.375%, 6/1/52(1)	750,000	642,287
University of Utah Rev., 5.00%, 8/1/46	1,120,000	1,131,908
Utah Housing Corp. Rev., (Promontory Place LLC), 4.69%, 2/1/45 (FNMA)	890,000	860,495
Utah State University Rev., (Utah State University Research), 4.00%, 12/1/42 (AG)	1,215,000	1,121,658
		7,705,797
Virginia — 1.4%
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 5.00%, 5/15/32	1,200,000	1,348,344
Fairfax County Sewer Rev., 5.00%, 7/15/46	1,000,000	1,016,257
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(1)	600,000	548,915
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(1)	100,000	100,187
33

Schedule of Investments - Diversified Municipal Bond ETF

	Principal Amount/Shares	Value
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/45(1)	$200,000	$187,046
Prince William County Service Authority Rev., 5.00%, 7/15/39	545,000	594,594
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.375%, 9/1/29	595,000	601,790
Virginia College Building Authority Rev., 4.00%, 2/1/41	1,000,000	951,088
Virginia Small Business Financing Authority Rev., (95 Express Lanes LLC), 4.00%, 1/1/39	1,095,000	1,011,706
Virginia Small Business Financing Authority Rev., (Mary Washington Healthcare Obligated Group), VRN, 5.00%, 6/15/60	525,000	567,499
		6,927,426
Washington — 3.1%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/37	500,000	539,330
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/39	1,000,000	1,066,768
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/39	1,000,000	1,085,136
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/40	875,000	909,515
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/43	500,000	514,183
Grays Harbor County Public Hospital District No. 1 Rev., 6.875%, 12/1/53	500,000	538,219
Jefferson County Public Hospital District No. 2 Rev., 6.875%, 12/1/53	1,000,000	1,002,121
King County Housing Authority Rev., 5.375%, 7/1/45	1,040,000	1,056,467
King County School District No. 411 Issaquah GO, 4.00%, 12/1/33 (SCH BD GTY)	1,185,000	1,224,024
King County Sewer Rev., 5.00%, 1/1/49	800,000	816,925
Seattle Municipal Light & Power Rev., 5.00%, 2/1/39	500,000	542,822
Seattle Municipal Light & Power Rev., 5.00%, 3/1/48	1,000,000	1,011,735
State of Washington GO, 5.00%, 8/1/38	1,000,000	1,091,252
State of Washington GO, 5.00%, 6/1/45	1,000,000	1,021,306
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 8/1/44	880,000	760,832
Washington State Housing Finance Commission Rev., (Provident Group - SH II Properties LLC), 5.25%, 7/1/55 (BAM)(1)	2,000,000	1,949,854
		15,130,489
West Virginia — 0.6%
West Virginia Economic Development Authority Rev., (Commercial Metals Co.), VRN, 4.625%, 4/15/55	400,000	393,617
West Virginia Hospital Finance Authority Rev., (Vandalia Health, Inc. Obligated Group), 5.50%, 9/1/48 (AG)	1,750,000	1,827,596
West Virginia Parkways Authority Rev., 5.00%, 6/1/47	600,000	604,268
		2,825,481
Wisconsin — 3.9%
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.50%, 12/1/44	6,715,000	6,670,057
Public Finance Authority Rev., (Air Cargo Obligated Group), 5.50%, 7/1/43	375,000	376,200
Public Finance Authority Rev., (Air Cargo Obligated Group), 5.25%, 7/1/53	1,295,000	1,200,698
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.125%, 6/1/48(1)	75,000	66,919
Public Finance Authority Rev., (Campus Real Estate Holding Corp. LLC), 5.25%, 6/1/45	330,000	319,357
Public Finance Authority Rev., (CHF - Manoa LLC), 5.75%, 7/1/53(1)	920,000	879,572
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/31 (AG)	75,000	78,502
Public Finance Authority Rev., (Duke Energy Progress LLC), VRN, 3.30%, 10/1/46	735,000	737,588
Public Finance Authority Rev., (Foothill Elliot Baymeadows LLC), VRN, 4.50%, 7/1/67 (FHLMC)	750,000	759,365
Public Finance Authority Rev., (KSU Bixby Real Estate Foundation LLC), 5.00%, 6/15/32	350,000	381,780
Public Finance Authority Rev., (KSU Bixby Real Estate Foundation LLC), 5.00%, 6/15/34	280,000	303,359
Public Finance Authority Rev., (Pinecrest Academy of Nevada), 4.25%, 7/15/44(1)	600,000	509,366
Public Finance Authority Rev., (Puerto Rico Tollroads LLC), 5.50%, 7/1/44	1,500,000	1,477,758
Public Finance Authority Rev., (Puerto Rico Tollroads LLC), 5.75%, 7/1/49	645,000	641,958
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/52(1)	250,000	187,646
Public Finance Authority Rev., (SR 400 Peach Partners LLC), 5.75%, 12/31/65	2,000,000	1,956,866
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 4.00%, 7/1/61(1)	225,000	158,754
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 5.25%, 7/1/61(1)	515,000	407,687
Public Finance Authority Rev., (UNC Health Appalachian Obligated Group), 5.00%, 7/1/41	250,000	237,289
34

Schedule of Investments - Diversified Municipal Bond ETF

	Principal Amount/Shares	Value
Public Finance Authority Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 4.00%, 10/1/41	$505,000	$449,838
Public Finance Authority Tax Allocation, (Southeast Overtown Park West Community Redevelopment Agency), 5.00%, 6/1/41(1)	1,000,000	978,000
Public Finance Authority Tax Allocation, (Town of Scarborough Downtown Omnibus Municipal Development & TIF District), 5.00%, 8/1/39	150,000	145,244
Wisconsin Health & Educational Facilities Authority Rev., (Fort Healthcare Inc. Obligated Group), VRN, 5.00%, 10/1/54	350,000	376,730
		19,300,533
TOTAL MUNICIPAL SECURITIES (Cost $497,689,459)		487,809,806
SHORT-TERM INVESTMENTS — 0.5%
Money Market Funds — 0.5%
BlackRock Liquidity Funds MuniCash (Cost $2,483,799)	2,483,553	2,483,802
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $500,173,258)		490,293,608
OTHER ASSETS AND LIABILITIES — (0.4)%		(2,159,599)
TOTAL NET ASSETS — 100.0%		$488,134,009

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	106	December 2025	$22,105,141	$13,043
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	51	December 2025	$5,834,719	$(13,498)
^Amount represents value and unrealized appreciation (depreciation).
35

Schedule of Investments - Diversified Municipal Bond ETF

NOTES TO SCHEDULE OF INVESTMENTS
AG	–	Assured Guaranty, Inc.
BAM	–	Build America Mutual Assurance Corp.
BAM-TCRS	–	Build America Mutual Assurance Corp. - Transferrable Custodial Receipts
COP	–	Certificates of Participation
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
HUD	–	Housing and Urban Development
LIQ FAC	–	Liquidity Facilities
MUNIPSA	–	SIFMA Municipal Swap Index
PSF-GTD	–	Permanent School Fund
SCH BD GTY	–	School Bond Guaranty
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
ST AID WITHHLDG	–	State Aid Withholding
ST INTERCEPT	–	State Intercept
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $38,266,849, which represented 7.8% of total net assets.
(2)Security is in default.
(3)Non-income producing.
(4)Escrowed to maturity in U.S. government securities or state and local government securities.
(5)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(6)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$487,809,806	—
Short-Term Investments	$2,483,802	—	—
	$2,483,802	$487,809,806	—
Other Financial Instruments
Futures Contracts	$13,043	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$13,498	—	—

36

Schedule of Investments - Diversified Municipal Bond ETF

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Interest Rate Risk
Asset Derivatives:
Receivable for variation margin on futures contracts*	$12,078
*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended August 31, 2025.

Type of Risk Exposure
Interest Rate Risk
Net realized gain (loss) on:
Futures contract transactions	$(56,730)
Change in net unrealized appreciation (depreciation) on:
Futures contracts	$(3,319)

See Notes to Financial Statements.
37

Schedule of Investments - Multisector Floating Income ETF
AUGUST 31, 2025

	Principal Amount/Shares	Value
COLLATERALIZED LOAN OBLIGATIONS — 33.8%
522 Funding CLO Ltd., Series 2018-3A, Class AR, VRN, 5.63%, (3-month SOFR plus 1.30%), 10/20/31(1)	$399,027	$399,905
ACREC LLC, Series 2023-FL2, Class A, VRN, 6.59%, (1-month SOFR plus 2.23%), 2/19/38(1)	66,843	67,037
Apidos CLO XXIV, Series 2016-24A, Class A2LX, VRN, 5.94%, (3-month SOFR plus 1.61%), 10/20/30(1)	1,000,000	1,001,459
Apidos CLO XXIV Ltd., Series 2016-24A, Class A1AL, VRN, 5.54%, (3-month SOFR plus 1.21%), 10/20/30(1)	402,600	403,285
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL3, Class A, VRN, 5.55%, (1-month SOFR plus 1.18%), 8/15/34(1)	59,622	59,653
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL3, Class AS, VRN, 5.88%, (1-month SOFR plus 1.51%), 8/15/34(1)	500,000	499,763
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 5.83%, (1-month SOFR plus 1.46%), 11/15/36(1)	307,193	307,352
AREIT Trust, Series 2022-CRE6, Class A, SEQ, VRN, 5.59%, (30-day average SOFR plus 1.25%), 1/20/37(1)	386,425	386,211
ARES LII CLO Ltd., Series 2019-52A, Class CRR, VRN, 5.88%, (3-month SOFR plus 1.55%), 4/22/31(1)	300,000	300,386
ARES Loan Funding III Ltd., Series 2022-ALF3A, Class A1R, VRN, 5.59%, (3-month SOFR plus 1.27%), 7/25/36(1)	900,000	901,740
Atlas Senior Loan Fund XVII Ltd., Series 2021-17A, Class B1, VRN, 6.34%, (3-month SOFR plus 2.01%), 10/20/34(1)	750,000	751,470
Barings CLO Ltd., Series 2015-IA, Class AR, VRN, 5.58%, (3-month SOFR plus 1.25%), 1/20/31(1)	37,065	37,108
Battalion CLO XIX Ltd., Series 2021-19A, Class B, VRN, 6.18%, (3-month SOFR plus 1.86%), 4/15/34(1)	720,000	721,245
BSPRT Issuer Ltd., Series 2023-FL10, Class A, VRN, 6.62%, (1-month SOFR plus 2.26%), 9/15/35(1)	86,482	86,563
Buttermilk Park CLO Ltd., Series 2018-1A, Class A1R, VRN, 5.40%, (3-month SOFR plus 1.08%), 10/15/31(1)	190,056	190,225
Canyon Capital CLO Ltd., Series 2022-1A, Class B, VRN, 6.17%, (3-month SOFR plus 1.85%), 4/15/35(1)	500,000	502,440
Dryden 60 CLO Ltd., Series 2018-60A, Class A, VRN, 5.63%, (3-month SOFR plus 1.31%), 7/15/31(1)	119,806	119,847
FS Rialto Issuer LLC, Series 2025-FL10, Class A, VRN, 5.74%, (1-month SOFR plus 1.39%), 8/19/42(1)	500,000	499,184
GoldenTree Loan Management U.S. CLO 9 Ltd., Series 2021-9A, Class AR, VRN, 5.83%, (3-month SOFR plus 1.50%), 4/20/37(1)	1,000,000	1,004,800
HGI CRE CLO Ltd., Series 2021-FL2, Class A, VRN, 5.47%, (1-month SOFR plus 1.11%), 9/17/36(1)	103,174	103,066
HGI CRE CLO Ltd., Series 2022-FL3, Class A, VRN, 6.04%, (30-day average SOFR plus 1.70%), 4/20/37(1)	483,680	483,986
KKR CLO 17 Ltd., Series 17, Class BR, VRN, 6.18%, (3-month SOFR plus 1.86%), 4/15/34(1)	510,000	510,607
KKR CLO 18 Ltd., Series 2018, Class BR, VRN, 6.19%, (3-month SOFR plus 1.86%), 7/18/30(1)	270,000	270,499
KKR CLO 40 Ltd., Series 40A, Class AR, VRN, 5.63%, (3-month SOFR plus 1.30%), 10/20/34(1)	300,000	300,421
LCM 26 Ltd., Series 26A, Class A1, VRN, 5.66%, (3-month SOFR plus 1.33%), 1/20/31(1)	6,383	6,387
LCM 35 Ltd., Series 35A, Class BR, VRN, 5.97%, (3-month SOFR plus 1.65%), 10/15/34(1)	1,000,000	999,730
LoanCore Issuer Ltd., Series 2022-CRE7, Class A, VRN, 5.89%, (30-day average SOFR plus 1.55%), 1/17/37(1)	319,938	320,216
LoanCore Issuer Ltd., Series 2022-CRE7, Class AS, VRN, 6.34%, (30-day average SOFR plus 2.00%), 1/17/37(1)	250,000	249,855
Madison Park Funding XXIV Ltd., Series 2016-24A, Class AR2, VRN, 5.45%, (3-month SOFR plus 1.12%), 10/20/29(1)	65,606	65,666
Magnetite XLVII Ltd., Series 2024-47A, Class C, VRN, 6.17%, (3-month SOFR plus 1.85%), 1/25/38(1)	500,000	501,004
MF1 Ltd., Series 2020-FL4, Class AS, VRN, 6.58%, (1-month SOFR plus 2.21%), 12/15/35(1)	200,000	200,133
MF1 Ltd., Series 2021-FL6, Class AS, VRN, 5.92%, (1-month SOFR plus 1.56%), 7/16/36(1)	600,000	599,270
MF1 Ltd., Series 2021-FL7, Class A, VRN, 5.55%, (1-month SOFR plus 1.19%), 10/16/36(1)	253,509	253,658
Newark BSL CLO 2 Ltd., Series 2017-1A, Class A2R, VRN, 5.98%, (3-month SOFR plus 1.66%), 7/25/30(1)	500,000	500,774
OZLM IX Ltd., Series 2014-9A, Class A1A4, VRN, 5.53%, (3-month SOFR plus 1.20%), 10/20/31(1)	424,879	425,523
Palmer Square Loan Funding Ltd., Series 2025-1A, Class A2, VRN, 5.41%, (3-month SOFR plus 1.20%), 2/15/33(1)	300,000	298,242
Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class A, VRN, 5.64%, (1-month SOFR plus 1.31%), 11/25/36(1)	410,430	410,682
Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class A, VRN, 6.70%, (1-month SOFR plus 2.37%), 10/25/39(1)	2,690	2,691
Rockford Tower CLO Ltd., Series 2017-3A, Class A, VRN, 5.78%, (3-month SOFR plus 1.45%), 10/20/30(1)	41,112	41,150
Shackleton CLO Ltd., Series 2017-11A, Class BR1, VRN, 6.12%, (3-month SOFR plus 1.91%), 8/15/30(1)	159,939	160,105
Sound Point CLO XX Ltd., Series 2018-2A, Class B, VRN, 6.28%, (3-month SOFR plus 1.96%), 7/26/31(1)	1,000,000	1,003,197
Symphony CLO XXIV Ltd., Series 2020-24A, Class AR, VRN, 5.52%, (3-month SOFR plus 1.20%), 1/23/32(1)	689,980	690,884
Trestles CLO V Ltd., Series 2021-5A, Class D, VRN, 7.69%, (3-month SOFR plus 3.36%), 10/20/34(1)	500,000	503,437
38

Schedule of Investments - Multisector Floating Income ETF

	Principal Amount/Shares	Value
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 5.55%, (3-month SOFR plus 1.23%), 4/25/31(1)	$44,568	$44,647
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $17,169,216)		17,185,503
COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.3%
BFLD Mortgage Trust, Series 2021-FPM, Class A, VRN, 6.08%, (1-month SOFR plus 1.71%), 6/15/38(1)	462,000	462,152
BX Commercial Mortgage Trust, Series 2021-XL2, Class A, VRN, 5.17%, (1-month SOFR plus 0.80%), 10/15/38(1)	240,370	240,399
BX Commercial Mortgage Trust, Series 2022-CSMO, Class A, VRN, 6.48%, (1-month SOFR plus 2.11%), 6/15/27(1)	575,000	579,019
BX Trust, Series 2021-ARIA, Class A, VRN, 5.38%, (1-month SOFR plus 1.01%), 10/15/36(1)	580,000	580,160
BX Trust, Series 2021-SDMF, Class A, VRN, 5.07%, (1-month SOFR plus 0.70%), 9/15/34(1)	667,215	666,117
BX Trust, Series 2025-ROIC, Class C, VRN, 5.91%, (1-month SOFR plus 1.54%), 3/15/30(1)	747,086	744,801
BX Trust, Series 2025-VLT6, Class C, VRN, 6.56%, (1-month SOFR plus 2.19%), 3/15/42(1)	500,000	500,319
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class A, VRN, 5.63%, (1-month SOFR plus 1.26%), 11/15/38(1)	575,000	572,757
ELP Commercial Mortgage Trust, Series 2021-ELP, Class A, VRN, 5.18%, (1-month SOFR plus 0.82%), 11/15/38(1)	646,612	646,378
EQUS Mortgage Trust, Series 2021-EQAZ, Class A, VRN, 5.38%, (1-month SOFR plus 1.02%), 10/15/38(1)	574,935	574,919
Extended Stay America Trust, Series 2021-ESH, Class A, VRN, 5.56%, (1-month SOFR plus 1.19%), 7/15/38(1)	542,021	542,289
GS Mortgage Securities Corp. Trust, Series 2021-STAR, Class A, VRN, 5.43%, (1-month SOFR plus 1.06%), 12/15/36(1)	200,000	199,090
MHP Trust, Series 2022-MHIL, Class A, VRN, 5.18%, (1-month SOFR plus 0.81%), 1/15/39(1)	32,835	32,844
SHR Trust, Series 2024-LXRY, Class B, VRN, 6.81%, (1-month SOFR plus 2.45%), 10/15/41(1)	750,000	753,195
SREIT Trust, Series 2021-MFP, Class A, VRN, 5.21%, (1-month SOFR plus 0.85%), 11/15/38(1)	517,565	517,539
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, VRN, 5.81%, (1-month SOFR plus 1.44%), 2/15/42(1)	580,000	576,588
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, VRN, 7.15%, (1-month SOFR plus 2.79%), 11/15/27(1)	575,000	577,597
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $8,729,838)		8,766,163
ASSET-BACKED SECURITIES — 16.2%
ACM Auto Trust, Series 2023-2A, Class B, 9.85%, 6/20/30(1)	378,835	385,035
Affirm Asset Securitization Trust, Series 2024-A, Class D, 6.89%, 2/15/29(1)	500,000	503,686
Affirm Asset Securitization Trust, Series 2024-X2, Class A, SEQ, 5.22%, 12/17/29(1)	233,910	234,116
AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A2B, VRN, 4.94%, (30-day average SOFR plus 0.60%), 2/18/28	174,712	174,775
Carvana Auto Receivables Trust, Series 2020-P1, Class D, 1.82%, 9/8/27	1,000,000	991,098
Chesapeake Funding II LLC, Series 2024-1A, Class A2, VRN, 5.11%, (30-day average SOFR plus 0.77%), 5/15/36(1)	244,561	244,545
ClickLease Equipment Receivables Trust, Series 2024-1, Class B, 7.34%, 2/15/30(1)	424,950	426,168
CNH Equipment Trust, Series 2024-B, Class A2B, VRN, 4.74%, (30-day average SOFR plus 0.40%), 10/15/27	81,629	81,676
Ford Credit Auto Owner Trust, Series 2024-A, Class A2B, VRN, 4.70%, (30-day average SOFR plus 0.36%), 1/15/27	95,365	95,374
Ford Credit Auto Owner Trust, Series 2024-B, Class A2B, VRN, 4.74%, (30-day average SOFR plus 0.40%), 4/15/27	413,148	413,218
GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, VRN, 5.95%, (30-day average SOFR plus 1.60%), 8/25/54(1)	580,309	582,655
Hyundai Auto Lease Securitization Trust, Series 2024-B, Class A2B, VRN, 4.79%, (30-day average SOFR plus 0.45%), 10/15/26(1)	77,759	77,784
Hyundai Auto Receivables Trust, Series 2023-C, Class A2B, VRN, 4.97%, (30-day average SOFR plus 0.63%), 1/15/27	33,842	33,847
Hyundai Auto Receivables Trust, Series 2024-A, Class A2B, VRN, 4.76%, (30-day average SOFR plus 0.42%), 4/15/27	243,933	244,072
John Deere Owner Trust, Series 2024-A, Class A2B, VRN, 4.71%, (30-day average SOFR plus 0.37%), 2/16/27	57,782	57,796
John Deere Owner Trust, Series 2024-B, Class A2B, VRN, 4.71%, (30-day average SOFR plus 0.37%), 5/17/27	480,358	480,533
John Deere Owner Trust, Series 2024-C, Class A2B, VRN, 4.77%, (30-day average SOFR plus 0.43%), 8/16/27	315,365	315,538
MMAF Equipment Finance LLC, Series 2021-A, Class A3, SEQ, 0.56%, 6/13/28(1)	22,932	22,793
39

Schedule of Investments - Multisector Floating Income ETF

	Principal Amount/Shares	Value
Navient Private Education Loan Trust, Series 2015-BA, Class A3, VRN, 5.93%, (1-month SOFR plus 1.56%), 7/16/40(1)	$21,576	$21,677
Nissan Auto Receivables Owner Trust, Series 2024-A, Class A2B, VRN, 4.72%, (30-day average SOFR plus 0.38%), 12/15/26	283,629	283,730
Northstar Education Finance, Inc., Series 2006-A, Class B, VRN, 5.02%, (3-month SOFR plus 0.81%), 11/28/35	2,163	2,137
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33%, 9/15/27	95,426	95,265
Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42%, 11/15/27	23,558	23,557
Santander Drive Auto Receivables Trust, Series 2024-5, Class A2, SEQ, 4.88%, 9/15/27	304,252	304,417
Service Experts Issuer LLC, Series 2021-1A, Class A, SEQ, 2.67%, 2/2/32(1)	491,846	482,019
Sotheby's Artfi Master Trust, Series 2024-1A, Class A1, SEQ, 6.43%, 12/22/31(1)	1,000,000	1,007,369
Tesla Auto Lease Trust, Series 2023-A, Class B, 6.41%, 7/20/27(1)	500,000	501,340
Trinity Rail Leasing LLC, Series 2019-2A, Class A1, SEQ, 2.39%, 10/18/49(1)	134,743	133,193
Westlake Automobile Receivables Trust, Series 2023-4A, Class A2, SEQ, 6.23%, 1/15/27(1)	2,066	2,068
TOTAL ASSET-BACKED SECURITIES (Cost $8,203,262)		8,221,481
U.S. TREASURY SECURITIES — 13.4%
U.S. Treasury Notes, VRN, 4.39%, (3-month USBMMY plus 0.25%), 1/31/26(2) (Cost $6,804,653)	6,800,000	6,804,257
COLLATERALIZED MORTGAGE OBLIGATIONS — 13.1%
U.S. Government Agency Collateralized Mortgage Obligations — 13.1%
FHLMC, Series 2021-DNA7, Class M1, VRN, 5.20%, (30-day average SOFR plus 0.85%), 11/25/41(1)	65,273	65,240
FHLMC, Series 2023-DNA1, Class M1A, VRN, 6.45%, (30-day average SOFR plus 2.10%), 3/25/43(1)	297,133	301,974
FHLMC, Series 2023-HQA1, Class M1A, VRN, 6.35%, (30-day average SOFR plus 2.00%), 5/25/43(1)	360,966	364,661
FHLMC, Series 2023-HQA2, Class M1A, VRN, 6.35%, (30-day average SOFR plus 2.00%), 6/25/43(1)	102,921	103,389
FHLMC, Series 2023-HQA3, Class A1, VRN, 6.20%, (30-day average SOFR plus 1.85%), 11/25/43(1)	544,757	550,964
FHLMC, Series 4619, Class NF, VRN, 4.86%, (30-day average SOFR plus 0.51%), 3/15/44	388,984	385,102
FHLMC, Series 5468, Class FB, VRN, 5.55%, (30-day average SOFR plus 1.20%), 11/25/54	1,170,761	1,169,625
FNMA, Series 2022-R06, Class 1M1, VRN, 7.10%, (30-day average SOFR plus 2.75%), 5/25/42(1)	402,082	410,385
FNMA, Series 2023-R04, Class 1M1, VRN, 6.65%, (30-day average SOFR plus 2.30%), 5/25/43(1)	497,974	508,295
FNMA, Series 2023-R05, Class 1M1, VRN, 6.25%, (30-day average SOFR plus 1.90%), 6/25/43(1)	362,622	365,816
FNMA, Series 2023-R06, Class 1M1, VRN, 6.05%, (30-day average SOFR plus 1.70%), 7/25/43(1)	52,212	52,542
FNMA, Series 2023-R08, Class 1M1, VRN, 5.85%, (30-day average SOFR plus 1.50%), 10/25/43(1)	481,453	482,963
FNMA, Series 2024-R01, Class 1M1, VRN, 5.40%, (30-day average SOFR plus 1.05%), 1/25/44(1)	418,138	418,300
FNMA, Series 2024-R02, Class 1M1, VRN, 5.45%, (30-day average SOFR plus 1.10%), 2/25/44(1)	373,768	374,007
FNMA, Series 2024-R03, Class 2M1, VRN, 5.50%, (30-day average SOFR plus 1.15%), 3/25/44(1)	100,552	100,647
FNMA, Series 2025-35, Class HF, VRN, 6.00%, (30-day average SOFR plus 1.70%), 5/25/55	975,394	984,094
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,624,380)		6,638,004
SHORT-TERM INVESTMENTS — 5.8%
Money Market Funds — 5.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $2,934,151)	2,934,151	2,934,151
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $50,465,500)		50,549,559
OTHER ASSETS AND LIABILITIES — 0.4%		179,774
TOTAL NET ASSETS — 100.0%		$50,729,333
40

Schedule of Investments - Multisector Floating Income ETF

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
USBMMY	–	U.S. Treasury Bill Money Market Yield
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $34,675,297, which represented 68.4% of total net assets.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $277,173.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Collateralized Loan Obligations	—	$17,185,503	—
Commercial Mortgage-Backed Securities	—	8,766,163	—
Asset-Backed Securities	—	8,221,481	—
U.S. Treasury Securities	—	6,804,257	—
Collateralized Mortgage Obligations	—	6,638,004	—
Short-Term Investments	$2,934,151	—	—
	$2,934,151	$47,615,408	—

41

Schedule of Investments - Multisector Floating Income ETF
DERIVATIVE INSTRUMENTS
As of period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities.
The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended August 31, 2025.

Type of Risk Exposure
Interest Rate Risk
Net realized gain (loss) on:
Futures contract transactions	$(104,523)

Change in net unrealized appreciation (depreciation) on:
Futures contracts	$11,230

See Notes to Financial Statements.
42

Schedule of Investments - Multisector Income ETF
AUGUST 31, 2025

	Principal Amount/Shares	Value
CORPORATE BONDS — 43.3%
Aerospace and Defense — 1.2%
Axon Enterprise, Inc., 6.125%, 3/15/30(1)	$26,000	$26,778
Bombardier, Inc., 7.50%, 2/1/29(1)	262,000	273,590
Bombardier, Inc., 8.75%, 11/15/30(1)	203,000	219,024
Bombardier, Inc., 7.25%, 7/1/31(1)	141,000	148,831
Spirit AeroSystems, Inc., 4.60%, 6/15/28	695,000	693,683
TransDigm, Inc., 4.625%, 1/15/29	820,000	803,006
		2,164,912
Automobiles — 0.2%
Ford Motor Credit Co. LLC, 7.20%, 6/10/30	310,000	329,511
Banks — 4.2%
Bank of Montreal, VRN, 7.70%, 5/26/84	820,000	857,015
Bank of Montreal, VRN, 6.875%, 11/26/85	275,000	277,375
Bank of Nova Scotia, VRN, 8.625%, 10/27/82	415,000	440,571
Bank of Nova Scotia, VRN, 8.00%, 1/27/84	295,000	315,078
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, VRN, 5.125%, 1/18/33(1)	200,000	195,687
Canadian Imperial Bank of Commerce, VRN, 7.00%, 10/28/85	410,000	419,079
Comerica, Inc., VRN, 5.98%, 1/30/30	485,000	503,294
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	745,000	747,417
Freedom Mortgage Corp., 12.00%, 10/1/28(1)	335,000	358,472
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	344,000	359,776
Intesa Sanpaolo SpA, 5.71%, 1/15/26(1)	695,000	696,631
Intesa Sanpaolo SpA, VRN, 4.20%, 6/1/32(1)	1,120,000	1,048,879
Planet Financial Group LLC, 10.50%, 12/15/29(1)	257,000	266,084
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82	810,000	855,069
		7,340,427
Biotechnology — 0.3%
Biocon Biologics Global PLC, 6.67%, 10/9/29(1)	500,000	471,158
Building Products — 1.1%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	372,000	368,164
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	945,000	888,815
Masterbrand, Inc., 7.00%, 7/15/32(1)	395,000	409,600
Standard Building Solutions, Inc., 6.50%, 8/15/32(1)	110,000	113,610
Standard Industries, Inc., 4.375%, 7/15/30(1)	195,000	186,987
		1,967,176
Capital Markets — 2.2%
Ares Strategic Income Fund, 5.70%, 3/15/28	213,000	215,985
Blackstone Private Credit Fund, 5.95%, 7/16/29	250,000	258,236
Blue Owl Capital Corp., 5.95%, 3/15/29	326,000	331,179
Blue Owl Credit Income Corp., 7.75%, 1/15/29	845,000	905,135
Deutsche Bank AG, VRN, 4.875%, 12/1/32	910,000	907,107
Golub Capital BDC, Inc., 7.05%, 12/5/28	485,000	512,701
Golub Capital Private Credit Fund, 5.45%, 8/15/28(1)	295,000	296,265
HPS Corporate Lending Fund, 6.25%, 9/30/29(2)	174,000	180,167
LPL Holdings, Inc., 5.15%, 6/15/30	180,000	183,986
		3,790,761
Chemicals — 1.4%
Braskem Netherlands Finance BV, 4.50%, 1/10/28(1)	485,000	378,193
Braskem Netherlands Finance BV, 4.50%, 1/31/30(1)	880,000	622,347
Celanese U.S. Holdings LLC, 6.67%, 7/15/27	268,000	275,952
43

Schedule of Investments - Multisector Income ETF

	Principal Amount/Shares	Value
Celanese U.S. Holdings LLC, 6.50%, 4/15/30	$635,000	$641,248
Orbia Advance Corp. SAB de CV, 2.875%, 5/11/31(1)(2)	550,000	463,856
		2,381,596
Commercial Services and Supplies — 1.0%
Deluxe Corp., 8.125%, 9/15/29(1)	883,000	920,980
Williams Scotsman, Inc., 6.625%, 6/15/29(1)	840,000	861,202
		1,782,182
Construction and Engineering — 0.7%
Brand Industrial Services, Inc., 10.375%, 8/1/30(1)	1,275,000	1,253,370
Construction Materials — 0.2%
Quikrete Holdings, Inc., 6.375%, 3/1/32(1)	188,000	194,012
Quikrete Holdings, Inc., 6.75%, 3/1/33(1)	209,000	216,795
		410,807
Consumer Finance — 0.8%
Ally Financial, Inc., 8.00%, 11/1/31	230,000	263,353
goeasy Ltd., 6.875%, 2/15/31(1)	179,000	179,117
OneMain Finance Corp., 6.125%, 5/15/30	130,000	132,109
OneMain Finance Corp., 7.50%, 5/15/31	409,000	429,004
PRA Group, Inc., 8.875%, 1/31/30(1)	338,000	355,443
		1,359,026
Consumer Staples Distribution & Retail — 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/27(1)	485,000	482,443
Containers and Packaging — 0.2%
Sealed Air Corp., 5.00%, 4/15/29(1)'	405,000	402,021
Diversified REITs — 2.0%
American Assets Trust LP, 3.375%, 2/1/31	615,000	555,056
Kilroy Realty LP, 4.25%, 8/15/29	550,000	537,600
Kilroy Realty LP, 3.05%, 2/15/30	125,000	115,024
Kilroy Realty LP, 2.50%, 11/15/32	33,000	27,103
Kilroy Realty LP, 2.65%, 11/15/33	53,000	42,865
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 2/15/32(1)	565,000	592,803
Piedmont Operating Partnership LP, 9.25%, 7/20/28	228,000	253,519
Piedmont Operating Partnership LP, 6.875%, 7/15/29	54,000	57,170
Trust Fibra Uno, 4.87%, 1/15/30(1)	569,000	551,940
Trust Fibra Uno, 7.70%, 1/23/32(1)	203,000	216,595
Trust Fibra Uno, 8.25%, 1/23/37(1)	515,000	558,981
		3,508,656
Diversified Telecommunication Services — 0.7%
Frontier Communications Holdings LLC, 8.625%, 3/15/31(1)	1,232,000	1,308,634
Electric Utilities — 1.3%
Comision Ejecutiva Hidroelectrica del Rio Lempa, 8.65%, 1/24/33(1)(2)	425,000	437,261
Empresas Publicas de Medellin ESP, 4.25%, 7/18/29(1)	405,000	381,739
Nevada Power Co., VRN, 6.25%, 5/15/55	6,000	6,035
Pacific Gas & Electric Co., 3.15%, 1/1/26	755,000	750,528
Palomino Funding Trust I, 7.23%, 5/17/28(1)	520,000	552,533
Southern Co., Series B, VRN, 4.00%, 1/15/51	217,000	216,520
		2,344,616
Energy Equipment and Services — 0.2%
Enerflex Ltd., 9.00%, 10/15/27(1)	425,000	437,723
Entertainment — 1.1%
Warnermedia Holdings, Inc., 3.76%, 3/15/27	755,000	744,185
Warnermedia Holdings, Inc., 3.76%, 3/15/27	510,000	496,995
44

Schedule of Investments - Multisector Income ETF

	Principal Amount/Shares	Value
Warnermedia Holdings, Inc., 5.05%, 3/15/42	$945,000	$637,464
		1,878,644
Financial Services — 1.8%
Antares Holdings LP, 7.95%, 8/11/28(1)	430,000	457,704
Blue Owl Technology Finance Corp., 6.10%, 3/15/28(1)	566,000	573,237
Essent Group Ltd., 6.25%, 7/1/29	500,000	524,876
NMI Holdings, Inc., 6.00%, 8/15/29	478,000	491,341
PennyMac Financial Services, Inc., 7.125%, 11/15/30(1)	557,000	577,360
PennyMac Financial Services, Inc., 6.875%, 2/15/33(1)	140,000	143,136
PennyMac Financial Services, Inc., 6.75%, 2/15/34(1)	65,000	65,493
Rocket Cos., Inc., 6.125%, 8/1/30(1)	190,000	195,629
Rocket Cos., Inc., 6.375%, 8/1/33(1)	135,000	140,262
		3,169,038
Food Products — 0.1%
Fiesta Purchaser, Inc., 9.625%, 9/15/32(1)(2)	188,000	202,459
Gas Utilities — 0.1%
Excelerate Energy LP, 8.00%, 5/15/30(1)	124,000	132,123
Health Care Equipment and Supplies — 0.7%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	765,000	786,837
Sotera Health Holdings LLC, 7.375%, 6/1/31(1)	380,000	399,909
		1,186,746
Health Care Providers and Services — 1.5%
Acadia Healthcare Co., Inc., 7.375%, 3/15/33(1)(2)	835,000	870,599
CHS/Community Health Systems, Inc., 4.75%, 2/15/31(1)	800,000	682,659
CVS Health Corp., VRN, 7.00%, 3/10/55	279,000	291,167
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)(2)	672,000	697,763
		2,542,188
Hotel & Resort REITs — 0.1%
Service Properties Trust, 5.25%, 2/15/26	180,000	180,466
Hotels, Restaurants and Leisure — 1.7%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)(2)	550,000	524,847
Caesars Entertainment, Inc., 7.00%, 2/15/30(1)	117,000	121,065
Carnival Corp., 6.125%, 2/15/33(1)	697,000	716,188
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	350,000	359,284
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)	450,000	461,968
Station Casinos LLC, 4.625%, 12/1/31(1)	258,000	244,306
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	510,000	510,659
		2,938,317
Household Durables — 0.6%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.875%, 8/1/33(1)	469,000	470,279
Meritage Homes Corp., 5.65%, 3/15/35	204,000	206,089
TopBuild Corp., 3.625%, 3/15/29(1)	470,000	449,223
		1,125,591
Independent Power and Renewable Electricity Producers — 0.8%
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 1/31/41(1)	396,203	407,487
Greenko Wind Projects Mauritius Ltd., 7.25%, 9/27/28(1)	476,000	485,546
Saavi Energia SARL, 8.875%, 2/10/35(1)	550,000	583,687
		1,476,720
Insurance — 1.1%
Aspen Insurance Holdings Ltd., 5.75%, 7/1/30	490,000	509,085
F&G Annuities & Life, Inc., 6.50%, 6/4/29	119,000	124,122
Global Atlantic Fin Co., 4.40%, 10/15/29(1)	481,000	474,174
45

Schedule of Investments - Multisector Income ETF

	Principal Amount/Shares	Value
Liberty Mutual Group, Inc., VRN, 4.125%, 12/15/51(1)	$633,000	$621,111
MetLife Capital Trust IV, 7.875%, 12/15/67(1)	100,000	110,238
		1,838,730
IT Services — 0.2%
CoreWeave, Inc., 9.25%, 6/1/30(1)	395,000	396,833
Machinery — 0.9%
Chart Industries, Inc., 7.50%, 1/1/30(1)	130,000	136,414
Chart Industries, Inc., 9.50%, 1/1/31(1)	489,000	524,062
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 2/15/29(1)	805,000	845,724
		1,506,200
Marine Transportation — 0.3%
Yinson Bergenia Production BV, 8.50%, 1/31/45(1)	508,000	531,180
Media — 3.8%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	640,000	637,175
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31(1)	585,000	605,663
Cox Communications, Inc., 5.70%, 6/15/33(1)	291,000	294,596
Gray Media, Inc., 7.25%, 8/15/33(1)	615,000	606,319
Lamar Media Corp., 3.75%, 2/15/28	920,000	895,203
Nexstar Media, Inc., 4.75%, 11/1/28(1)(2)	1,315,000	1,291,651
Paramount Global, 4.375%, 3/15/43	597,000	454,083
Paramount Global, VRN, 6.25%, 2/28/57	430,000	418,893
Sirius XM Radio LLC, 3.125%, 9/1/26(1)	605,000	601,639
Sirius XM Radio LLC, 4.00%, 7/15/28(1)	275,000	265,582
TEGNA, Inc., 4.625%, 3/15/28	540,000	537,550
		6,608,354
Metals and Mining — 0.2%
Cleveland-Cliffs, Inc., 7.50%, 9/15/31(1)	81,000	82,193
Cleveland-Cliffs, Inc., 7.375%, 5/1/33(1)	339,000	337,979
		420,172
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	317,000	310,201
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)	1,020,000	1,073,193
		1,383,394
Multi-Utilities — 0.3%
NiSource, Inc., 5.35%, 7/15/35	551,000	556,733
Oil, Gas and Consumable Fuels — 4.2%
3R Lux SARL, 9.75%, 2/5/31(1)	570,000	601,521
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 7/15/29(1)	750,000	782,944
Enbridge, Inc., VRN, 6.00%, 1/15/77	885,000	888,962
Energy Transfer LP, VRN, 6.50%, 2/15/56	399,000	397,397
EQT Corp., 7.50%, 6/1/27(1)	310,000	315,741
Expand Energy Corp., 6.75%, 4/15/29(1)	78,000	79,051
Expand Energy Corp., 5.375%, 3/15/30	405,000	409,338
Matador Resources Co., 6.50%, 4/15/32(1)	469,000	476,131
Petroleos Mexicanos, 6.875%, 8/4/26(2)	486,000	489,572
Petroleos Mexicanos, 5.95%, 1/28/31	2,365,000	2,212,643
SM Energy Co., 6.75%, 9/15/26	432,000	431,493
Sunoco LP, 7.00%, 5/1/29(1)	203,000	210,940
		7,295,733
Passenger Airlines — 1.7%
American Airlines, Series 2017-2, Class B, 3.70%, 4/15/27	241,111	240,473
American Airlines, Inc., 7.25%, 2/15/28(1)(2)	267,000	274,092
46

Schedule of Investments - Multisector Income ETF

		Principal Amount/Shares	Value
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)		$1,755,044	$1,759,631
Grupo Aeromexico SAB de CV, 8.25%, 11/15/29(1)		640,000	634,360
			2,908,556
Pharmaceuticals — 0.3%
1261229 BC Ltd., 10.00%, 4/15/32(1)		450,000	467,616
Real Estate Management and Development — 0.5%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 4/15/30(1)		132,000	140,334
Forestar Group, Inc., 6.50%, 3/15/33(1)		635,000	647,762
			788,096
Semiconductors and Semiconductor Equipment — 0.6%
Foundry JV Holdco LLC, 5.50%, 1/25/31(1)		385,000	400,063
Foundry JV Holdco LLC, 5.875%, 1/25/34(1)		145,000	149,003
Foundry JV Holdco LLC, 6.10%, 1/25/36(1)		200,000	209,490
Intel Corp., 3.90%, 3/25/30		290,000	282,670
			1,041,226
Software — 0.1%
AppLovin Corp., 5.375%, 12/1/31		231,000	238,113
Specialty Retail — 0.9%
Advance Auto Parts, Inc., 7.00%, 8/1/30(1)		274,000	281,351
Advance Auto Parts, Inc., 7.375%, 8/1/33(1)		280,000	287,226
PetSmart LLC/PetSmart Finance Corp., 7.50%, 9/15/32(1)		610,000	605,193
Wayfair LLC, 7.75%, 9/15/30(1)		445,000	460,866
			1,634,636
Trading Companies and Distributors — 0.4%
Herc Holdings, Inc., 5.50%, 7/15/27(1)		380,000	379,825
Herc Holdings, Inc., 7.25%, 6/15/33(1)		280,000	293,929
			673,754
Wireless Telecommunication Services — 0.5%
T-Mobile USA, Inc., 6.70%, 12/15/33(2)		856,000	947,986
TOTAL CORPORATE BONDS (Cost $74,668,791)			75,804,623
ASSET-BACKED SECURITIES — 11.2%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(1)		400,000	386,848
Aligned Data Centers Issuer LLC, Series 2023-1A, Class A2, SEQ, 6.00%, 8/17/48(1)		616,000	622,385
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class B, 3.45%, 7/15/46(1)		329,484	313,947
CARS-DB4 LP, Series 2020-1A, Class B2, 4.52%, 2/15/50(1)		100,000	97,121
Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, SEQ, 4.125%, 6/15/43(1)		83,447	81,233
Centersquare Issuer LLC, Series 2025-3A, Class A2, SEQ, 5.00%, 8/25/55(1)		754,706	725,425
Cherry Securitization Trust, Series 2025-1A, Class B, 6.53%, 11/15/32(1)		800,000	818,189
CLI Funding VIII LLC, Series 2022-1A, Class B, 3.12%, 1/18/47(1)		702,686	641,310
ClickLease Equipment Receivables Trust, Series 2024-1, Class B, 7.34%, 2/15/30(1)		339,960	340,934
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	350,000	247,986
Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.30%, 12/26/51(1)		$775,000	752,953
Concord Music Royalties LLC, Series 2025-1A, Class A2, SEQ, 5.51%, 7/20/75(1)		570,000	575,063
Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class A, SEQ, 6.19%, 10/15/30(1)		624,000	625,776
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, SEQ, 4.50%, 5/20/49(1)		350,000	344,138
DataBank Issuer LLC, Series 2023-1A, Class A2, SEQ, 5.12%, 2/25/53(1)		678,000	676,720
Diamond Issuer LLC, Series 2021-1A, Class A, SEQ, 2.31%, 11/20/51(1)		691,000	657,724
EDI ABS Issuer 1 LLC, Series 2025-1A, Class B, 4.55%, 7/25/55(1)		306,000	293,959
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)		525,000	510,715
GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, VRN, 5.95%, (30-day average SOFR plus 1.60%), 8/25/54(1)		358,426	359,875
Hilton Grand Vacations Trust, Series 2024-2A, Class D, 6.91%, 3/25/38(1)		219,258	225,576
47

Schedule of Investments - Multisector Income ETF

	Principal Amount/Shares	Value
LMRK Issuer Co. 2 LLC, Series 2025-1A, Class A, SEQ, 5.52%, 9/15/55(1)	$611,000	$616,673
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, SEQ, 5.76%, 12/22/64(1)	691,008	702,229
Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, SEQ, 5.60%, 9/20/65(1)	323,000	327,248
MACH 1 Cayman Ltd., Series 2019-1, Class A, SEQ, 3.47%, 10/15/39(1)	72,546	71,711
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 5.41%, 9/15/31(1)	544,000	548,496
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)	750,000	495,118
NP SPE II LLC, Series 2019-1A, Class A1, SEQ, 2.57%, 9/20/49(1)	137,284	135,224
RCKT Mortgage Trust, Series 2024-CES3, Class A1A, VRN, 6.59%, 5/25/44(1)	158,175	160,860
RCKT Mortgage Trust, Series 2024-CES4, Class A3, SEQ, 6.67%, 6/25/44(1)	850,000	863,979
RCKT Trust, Series 2025-1A, Class D, 5.42%, 7/25/34(1)	286,000	288,580
Regional Management Issuance Trust, Series 2025-1, Class B, 5.53%, 4/17/34(1)	300,000	303,720
Research-Driven Pagaya Motor Asset Trust, Series 2025-4A, Class B, 5.50%, 4/25/34(1)	856,835	862,992
Scalelogix ABS U.S. Issuer LLC, Series 2025-1A, Class B, 6.16%, 7/25/55(1)	562,000	562,341
SEB Funding LLC, Series 2024-1A, Class A2, SEQ, 7.39%, 4/30/54(1)	325,000	333,933
Slam Ltd., Series 2021-1A, Class B, 3.42%, 6/15/46(1)	369,450	348,791
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.88%, 3/26/46(1)	167,000	164,191
Subway Funding LLC, Series 2024-1A, Class A2I, SEQ, 6.03%, 7/30/54(1)	942,875	958,710
Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class B, 6.37%, 4/20/55(1)	625,963	645,914
VB-S1 Issuer LLC, Series 2022-1A, Class D, 4.29%, 2/15/52(1)	425,000	407,955
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.87%, 5/15/54(1)	475,000	497,291
Vertical Bridge CC LLC, Series 2025-1A, Class C, 7.45%, 8/16/55(1)	526,972	524,737
Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.68%, 5/25/54(1)	461,838	467,456
TOTAL ASSET-BACKED SECURITIES (Cost $19,573,848)		19,586,026
CONVERTIBLE PREFERRED SECURITIES — 9.5%
Banks — 8.2%
Australia & New Zealand Banking Group Ltd., 6.75%(1)	709,000	718,963
Banco Bilbao Vizcaya Argentaria SA, 6.125%	800,000	798,119
Banco Mercantil del Norte SA, 5.875%(1)	890,000	877,829
Banco Santander SA, 4.75%	800,000	783,675
Barclays PLC, 6.125%(2)	780,000	781,925
BNP Paribas SA, 4.625%(1)	650,000	637,564
BNP Paribas SA, 8.50%(1)	775,000	825,115
Credit Agricole SA, 8.125%(1)	965,000	972,893
Danske Bank AS, 4.375%	1,029,000	1,019,698
HSBC Holdings PLC, 6.00%	800,000	802,180
HSBC Holdings PLC, 6.875%	200,000	206,768
ING Groep NV, 5.75%	340,000	340,776
ING Groep NV, 7.50%	400,000	416,953
Intesa Sanpaolo SpA, 7.70%(1)	1,160,000	1,161,784
Lloyds Banking Group PLC, 6.75%	200,000	202,127
Lloyds Banking Group PLC, 7.50%	340,000	340,964
NatWest Group PLC, 6.00%	470,000	471,519
Nordea Bank Abp, 6.625%(1)	975,000	983,049
Skandinaviska Enskilda Banken AB, 6.875%	1,000,000	1,023,636
Societe Generale SA, 9.375%(1)	785,000	839,919
Svenska Handelsbanken AB, 4.375%	200,000	196,449
		14,401,905
Capital Markets — 1.0%
Deutsche Bank AG, 6.00%	800,000	800,094
UBS Group AG, 9.25%(1)	785,000	862,275
		1,662,369
48

Schedule of Investments - Multisector Income ETF

	Principal Amount/Shares	Value
Insurance — 0.3%
Allianz SE, 3.50%(1)	600,000	$596,075
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $16,445,593)		16,660,349
COLLATERALIZED MORTGAGE OBLIGATIONS — 8.0%
Private Sponsor Collateralized Mortgage Obligations — 7.2%
Angel Oak Mortgage Trust, Series 2020-2, Class A2, VRN, 3.86%, 1/26/65(1)	$132,986	129,769
Angel Oak Mortgage Trust, Series 2020-5, Class A2, SEQ, VRN, 1.58%, 5/25/65(1)	242,937	233,435
Angel Oak Mortgage Trust, Series 2021-5, Class A1, VRN, 0.95%, 7/25/66(1)	377,411	330,708
BRAVO Trust, Series 2025-SR1, Class A1, SEQ, 3.00%, 3/25/45(1)	676,945	653,602
Chase Home Lending Mortgage Trust, Series 2024-2, Class A6A, SEQ, VRN, 6.00%, 2/25/55(1)	544,002	547,078
Chase Home Lending Mortgage Trust, Series 2024-6, Class A9A, VRN, 6.00%, 5/25/55(1)	339,494	342,905
Chase Home Lending Mortgage Trust, Series 2024-7, Class A4, VRN, 6.00%, 6/25/55(1)	765,919	774,610
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(1)	476,694	479,262
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(1)	190,571	190,829
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A11, VRN, 5.50%, 6/25/54(1)	682,365	685,073
Citigroup Mortgage Loan Trust, Series 2025-2, Class A10, VRN, 6.00%, 2/25/55(1)	937,007	950,692
Deephaven Residential Mortgage Trust, Series 2021-3, Class A1, VRN, 1.19%, 8/25/66(1)	220,599	195,800
EFMT, Series 2024-CES1, Class A2, 5.80%, 1/26/60(1)	406,000	413,516
GCAT Trust, Series 2021-NQM1, Class A3, SEQ, VRN, 1.15%, 1/25/66(1)	92,750	83,379
GCAT Trust, Series 2024-INV3, Class A6, SEQ, VRN, 5.50%, 9/25/54(1)	311,396	313,724
JP Morgan Mortgage Trust, Series 2023-6, Class A4, SEQ, VRN, 6.00%, 12/26/53(1)	420,264	425,180
JP Morgan Mortgage Trust, Series 2023-8, Class A4, SEQ, VRN, 6.00%, 2/25/54(1)	779,499	788,733
JP Morgan Mortgage Trust, Series 2024-1, Class A4, SEQ, VRN, 6.00%, 6/25/54(1)	515,136	520,175
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(1)	430,010	432,642
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(1)	452,098	453,198
JP Morgan Mortgage Trust, Series 2024-11, Class A6, SEQ, VRN, 6.00%, 4/25/55(1)	325,946	328,526
JP Morgan Mortgage Trust, Series 2024-6, Class A6, SEQ, VRN, 6.00%, 12/25/54(1)	195,392	196,318
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(1)	390,210	396,102
JP Morgan Mortgage Trust, Series 2025-5MPR, Class A3, 6.16%, 11/25/55(1)	697,183	706,319
MFA Trust, Series 2024-NQM1, Class A2, SEQ, 6.83%, 3/25/69(1)	283,493	287,470
OBX Trust, Series 2024-NQM7, Class A1, 6.24%, 3/25/64(1)	429,108	434,377
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(1)	161,578	161,848
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(1)	172,787	172,908
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(1)	263,494	264,765
Triangle Re Ltd., Series 2023-1, Class M1A, VRN, 7.75%, (30-day average SOFR plus 3.40%), 11/25/33(1)	184,047	185,945
Verus Securitization Trust, Series 2024-5, Class A1, 6.19%, 6/25/69(1)	472,287	478,354
		12,557,242
U.S. Government Agency Collateralized Mortgage Obligations — 0.8%
FHLMC, Series 2022-DNA6, Class M1A, VRN, 6.50%, (30-day average SOFR plus 2.15%), 9/25/42(1)	68,596	69,075
FHLMC, Series 2023-HQA2, Class M1A, VRN, 6.35%, (30-day average SOFR plus 2.00%), 6/25/43(1)	89,542	89,948
FNMA, Series 2022-R09, Class 2M1, VRN, 6.85%, (30-day average SOFR plus 2.50%), 9/25/42(1)	165,313	167,718
FNMA, Series 2023-39, Class AI, IO, 2.00%, 7/25/52	4,065,717	531,892
FNMA, Series 2024-R01, Class 1M1, VRN, 5.40%, (30-day average SOFR plus 1.05%), 1/25/44(1)	529,642	529,847
		1,388,480
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,695,868)		13,945,722
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 5.4%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 5.4%
FHLMC, 5.00%, 6/1/52	199,887	198,336
FHLMC, 6.00%, 1/1/53	1,322,584	1,359,046
FHLMC, 5.50%, 4/1/54	2,002,074	2,029,647
FNMA, 5.50%, 5/1/53	1,888,679	1,907,108
49

Schedule of Investments - Multisector Income ETF

	Principal Amount/Shares	Value
FNMA, 6.00%, 9/1/53	$1,318,628	$1,350,757
FNMA, 6.00%, 9/1/53	937,464	966,452
FNMA, 5.00%, 1/1/54	1,573,426	1,559,676
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $9,182,715)		9,371,022
PREFERRED SECURITIES — 5.0%
Banks — 2.3%
Bank of America Corp., 4.375%	385,000	377,037
Bank of America Corp., 6.25%	405,000	406,374
Citigroup, Inc., 6.875%	25,000	25,500
Citigroup, Inc., 3.875%	540,000	534,374
Citigroup, Inc., 4.00%	540,000	536,284
Citigroup, Inc., 6.25%	510,000	513,721
Citizens Financial Group, Inc., 5.65%	630,000	631,091
Fifth Third Bancorp, 4.50%	895,000	894,266
M&T Bank Corp., 5.125%	9,000	8,951
		3,927,598
Capital Markets — 0.4%
Charles Schwab Corp., 4.00%	734,000	723,859
Consumer Finance — 0.2%
Ally Financial, Inc., 4.70%	445,000	406,926
Electric Utilities — 0.4%
Edison International, 5.375%	619,000	602,627
Multi-Utilities — 0.2%
Sempra, 4.875%	398,000	398,295
Oil, Gas and Consumable Fuels — 0.7%
Energy Transfer LP, 6.50%	860,000	865,281
Venture Global LNG, Inc., 9.00%(1)	430,000	427,279
		1,292,560
Trading Companies and Distributors — 0.8%
Air Lease Corp., 4.65%	420,000	416,443
Aircastle Ltd., 5.25%(1)	999,000	995,104
		1,411,547
TOTAL PREFERRED SECURITIES (Cost $8,719,876)		8,763,412
U.S. TREASURY SECURITIES — 4.0%
U.S. Treasury Notes, 4.625%, 9/15/26(3)	$475,000	478,787
U.S. Treasury Notes, 1.625%, 10/31/26(3)	438,000	427,238
U.S. Treasury Notes, 4.375%, 12/31/29(3)	690,000	709,676
U.S. Treasury Notes, 3.875%, 7/31/30	2,280,000	2,298,703
U.S. Treasury Notes, 3.625%, 8/31/30(4)	3,000,000	2,990,977
TOTAL U.S. TREASURY SECURITIES (Cost $6,868,868)		6,905,381
EXCHANGE-TRADED FUNDS — 2.9%
SPDR Bloomberg Short Term High Yield Bond ETF(2) (Cost $5,117,214)	201,616	5,149,273
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.3%
Bank, Series 2018-BN15, Class D, 3.00%, 11/15/61(1)	$145,000	117,444
Bank, Series 2020-BN26, Class D, 2.50%, 3/15/63(1)	991,000	740,805
BBCMS Mortgage Trust, Series 2019-C4, Class D, 3.25%, 8/15/52(1)	194,000	120,435
Benchmark Mortgage Trust, Series 2020-B16, Class D, 2.50%, 2/15/53(1)	363,000	271,566
Benchmark Mortgage Trust, Series 2021-B31, Class D, 2.25%, 12/15/54(1)	155,000	104,105
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.67%, 3/11/44(1)	400,000	369,629
50

Schedule of Investments - Multisector Income ETF

	Principal Amount/Shares	Value
BX Commercial Mortgage Trust, Series 2022-CSMO, Class A, VRN, 6.48%, (1-month SOFR plus 2.11%), 6/15/27(1)	$207,000	$208,447
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class B, VRN, 5.98%, (1-month SOFR plus 1.61%), 11/15/38(1)	414,000	412,990
CSAIL Commercial Mortgage Trust, Series 2019-C15, Class D, 3.00%, 3/15/52(1)	301,000	243,052
Extended Stay America Trust, Series 2021-ESH, Class E, VRN, 7.33%, (1-month SOFR plus 2.96%), 7/15/38(1)	273,988	274,420
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, SEQ, 4.13%, 7/5/31(1)	282,000	257,221
Life Mortgage Trust, Series 2021-BMR, Class D, VRN, 5.88%, (1-month SOFR plus 1.51%), 3/15/38(1)	420,700	418,215
Morgan Stanley Capital I Trust, Series 2018-H3, Class D, 3.00%, 7/15/51(1)	138,000	114,922
THPT Mortgage Trust, Series 2023-THL, Class B, VRN, 7.92%, 12/10/34(1)	250,000	252,564
UBS Commercial Mortgage Trust, Series 2018-C15, Class D, VRN, 5.31%, 12/15/51(1)	117,000	106,583
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,857,416)		4,012,398
COLLATERALIZED LOAN OBLIGATIONS — 1.8%
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 5.83%, (1-month SOFR plus 1.46%), 11/15/36(1)	245,487	245,615
BSPRT Issuer Ltd., Series 2023-FL10, Class A, VRN, 6.62%, (1-month SOFR plus 2.26%), 9/15/35(1)	370,146	370,490
CIFC Funding Ltd., Series 2018-1A, Class CR, VRN, 6.13%, (3-month SOFR plus 1.80%), 1/18/38(1)	475,000	477,019
Dryden 30 Senior Loan Fund, Series 2013-30A, Class CR, VRN, 6.17%, (3-month SOFR plus 1.96%), 11/15/28(1)	300,000	300,438
Magnetite XLI Ltd., Series 2024-41A, Class C, VRN, 6.10%, (3-month SOFR plus 1.78%), 1/25/38(1)	250,000	250,316
Magnetite XXVIII Ltd., Series 2020-28A, Class CRR, VRN, 6.07%, (3-month SOFR plus 1.75%), 1/15/38(1)	475,000	475,474
Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class A, VRN, 6.70%, (1-month SOFR plus 2.37%), 10/25/39(1)	3,411	3,413
Sixth Street CLO VIII Ltd., Series 2017-8A, Class BR2, VRN, 6.13%, (3-month SOFR plus 1.80%), 10/20/34(1)	825,000	826,296
TRTX Issuer Ltd., Series 2021-FL4, Class A, VRN, 5.68%, (1-month SOFR plus 1.31%), 3/15/38(1)	267,387	267,431
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $3,195,652)		3,216,492
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.0%
Bahamas — 0.1%
Bahamas Government International Bonds, 8.25%, 6/24/36(1)	225,000	233,005
Brazil — 0.1%
Brazil Government International Bonds, 6.625%, 3/15/35	155,000	158,681
Colombia — 0.1%
Colombia Government International Bonds, 7.75%, 11/7/36	200,000	205,344
Egypt — 0.4%
Egypt Government International Bonds, 7.30%, 9/30/33(1)	800,000	732,677
Luxembourg — 0.3%
Eagle Funding Luxco SARL, 5.50%, 8/17/30(1)	420,000	426,447
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $1,700,868)		1,756,154
BANK LOAN OBLIGATIONS(5) — 0.6%
Passenger Airlines — 0.3%
American Airlines, Inc., 2024 1st Lien Term Loan B, 6.50%, (6-month SOFR plus 2.25%), 2/15/28	470,450	468,728
Pharmaceuticals — 0.3%
Endo Luxembourg Finance Co. I SARL, 2024 1st Lien Term Loan, 8.32%, (1-month SOFR plus 4.00%), 4/23/31	630,238	633,468
TOTAL BANK LOAN OBLIGATIONS (Cost $1,095,532)		1,102,196
MUNICIPAL SECURITIES — 0.4%
Florida Local Government Finance Commission Rev., (Ponte Vedra Pine Co. LLC Obligated Group), 6.75%, 11/15/30(1)(4) (Cost $705,000)	705,000	707,578
51

Schedule of Investments - Multisector Income ETF

	Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS — 8.3%
Money Market Funds — 8.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	8,755,742	$8,755,742
State Street Navigator Securities Lending Government Money Market Portfolio(6)	5,835,471	5,835,471
TOTAL SHORT-TERM INVESTMENTS (Cost $14,591,213)		14,591,213
TOTAL INVESTMENT SECURITIES — 103.7% (Cost $179,418,454)		181,571,839
OTHER ASSETS AND LIABILITIES — (3.7)%		(6,546,298)
TOTAL NET ASSETS — 100.0%		$175,025,541

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	48	December 2025	$5,254,500	$9,922
U.S. Treasury 10-Year Ultra Notes	207	December 2025	23,682,094	98,643
U.S. Treasury 10-Year Notes	213	December 2025	23,962,500	89,444
			$52,899,094	$198,009
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	23	December 2025	$2,627,750	$(9,209)
^Amount represents value and unrealized appreciation (depreciation).

52

Schedule of Investments - Multisector Income ETF

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
IO	–	Interest Only
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $101,132,763, which represented 57.8% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $7,969,325. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $1,216,047.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(6)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $8,229,836, which includes securities collateral of $2,394,365.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$75,804,623	—
Asset-Backed Securities	—	19,586,026	—
Convertible Preferred Securities	—	16,660,349	—
Collateralized Mortgage Obligations	—	13,945,722	—
U.S. Government Agency Mortgage-Backed Securities	—	9,371,022	—
Preferred Securities	—	8,763,412	—
U.S. Treasury Securities	—	6,905,381	—
Exchange-Traded Funds	$5,149,273	—	—
Commercial Mortgage-Backed Securities	—	4,012,398	—
Collateralized Loan Obligations	—	3,216,492	—
Sovereign Governments and Agencies	—	1,756,154	—
Bank Loan Obligations	—	1,102,196	—
Municipal Securities	—	707,578	—
Short-Term Investments	14,591,213	—	—
	$19,740,486	$161,831,353	—
Other Financial Instruments
Futures Contracts	$198,009	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$9,209	—	—

53

Schedule of Investments - Multisector Income ETF
DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Interest Rate Risk
Liability Derivatives:
Payable for variation margin on futures contracts*	$45,003
*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended August 31, 2025.

	Type of Risk Exposure
	Credit Risk	Interest Rate Risk	Total
Net realized gain (loss) on:
Futures contract transactions	—	$(478,403)	$(478,403)
Swap agreement transactions	$196,052	—	196,052
			$(282,351)
Change in net unrealized appreciation (depreciation) on:
Futures contracts		$448,292	$448,292
Swap agreements	$(181,143)		(181,143)
			$(267,149)

See Notes to Financial Statements.
54

Schedule of Investments - Select High Yield ETF
AUGUST 31, 2025

	Principal Amount/Shares	Value
CORPORATE BONDS — 96.1%
Aerospace and Defense — 2.4%
ATI, Inc., 5.875%, 12/1/27	$25,000	$25,045
ATI, Inc., 4.875%, 10/1/29	50,000	49,022
ATI, Inc., 5.125%, 10/1/31	50,000	48,838
Bombardier, Inc., 6.00%, 2/15/28(1)	75,000	75,134
Bombardier, Inc., 7.50%, 2/1/29(1)	50,000	52,212
Bombardier, Inc., 7.00%, 6/1/32(1)(2)	175,000	182,949
Spirit AeroSystems, Inc., 9.375%, 11/30/29(1)	50,000	52,943
TransDigm, Inc., 4.875%, 5/1/29	150,000	147,393
TransDigm, Inc., 6.75%, 8/15/28(1)	200,000	205,858
TransDigm, Inc., 6.00%, 1/15/33(1)	50,000	50,597
TransDigm, Inc., 6.375%, 5/31/33(1)	225,000	228,553
		1,118,544
Automobile Components — 1.1%
Adient Global Holdings Ltd., 8.25%, 4/15/31(1)	50,000	52,686
Adient Global Holdings Ltd., 7.50%, 2/15/33(1)	50,000	52,098
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 5/31/32(1)	50,000	52,314
Goodyear Tire & Rubber Co., 5.25%, 7/15/31(2)	125,000	118,783
Patrick Industries, Inc., 4.75%, 5/1/29(1)	47,000	46,139
Phinia, Inc., 6.625%, 10/15/32(1)	75,000	77,088
Tenneco, Inc., 8.00%, 11/17/28(1)	125,000	125,083
		524,191
Automobiles — 0.5%
Nissan Motor Co. Ltd., 4.81%, 9/17/30(1)	200,000	186,986
Thor Industries, Inc., 4.00%, 10/15/29(1)	50,000	47,277
		234,263
Banks — 1.4%
Freedom Mortgage Corp., 12.00%, 10/1/28(1)	75,000	80,255
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	175,000	183,025
Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/31(1)	75,000	75,946
Nationstar Mortgage Holdings, Inc., 7.125%, 2/1/32(1)	175,000	182,548
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)	53,000	49,560
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.00%, 10/15/33(1)	53,000	47,817
United Wholesale Mortgage LLC, 5.50%, 4/15/29(1)	47,000	46,323
		665,474
Beverages — 0.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 4.375%, 4/30/29(1)	47,000	45,491
Broadline Retail — 0.3%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 3/1/29(1)	50,000	47,411
Macy's Retail Holdings LLC, 7.375%, 8/1/33(1)	50,000	51,402
Millennium Escrow Corp., 6.625%, 8/1/26(1)	47,000	44,839
		143,652
Building Products — 2.4%
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	150,000	141,082
Builders FirstSource, Inc., 6.375%, 3/1/34(1)	100,000	103,118
Cornerstone Building Brands, Inc., 9.50%, 8/15/29(1)	47,000	45,279
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(1)	121,000	124,421
Griffon Corp., 5.75%, 3/1/28	94,000	93,928
JELD-WEN, Inc., 7.00%, 9/1/32(1)(2)	125,000	108,146
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32(1)	125,000	128,936
55

Schedule of Investments - Select High Yield ETF

	Principal Amount/Shares	Value
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)(2)	$64,000	$63,074
Standard Industries, Inc., 4.375%, 7/15/30(1)	225,000	215,755
Standard Industries, Inc., 3.375%, 1/15/31(1)	125,000	113,536
		1,137,275
Capital Markets — 2.0%
AG Issuer LLC, 6.25%, 3/1/28(1)	78,000	78,211
Coinbase Global, Inc., 3.375%, 10/1/28(1)	75,000	71,213
Coinbase Global, Inc., 3.625%, 10/1/31(1)	125,000	111,968
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)	150,000	138,513
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27	150,000	146,431
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/29	50,000	49,767
Jane Street Group/JSG Finance, Inc., 6.125%, 11/1/32(1)	50,000	50,267
LCM Investments Holdings II LLC, 4.875%, 5/1/29(1)	47,000	46,184
Maya SAS/Paris France, 7.00%, 10/15/28(1)	41,000	41,752
Maya SAS/Paris France, 7.00%, 4/15/32(1)	200,000	205,948
		940,254
Chemicals — 3.2%
Avient Corp., 6.25%, 11/1/31(1)	48,000	48,926
Celanese U.S. Holdings LLC, 6.88%, 7/15/32	50,000	51,682
Celanese U.S. Holdings LLC, 7.20%, 11/15/33	25,000	26,029
Chemours Co., 5.75%, 11/15/28(1)	100,000	96,389
Chemours Co., 8.00%, 1/15/33(1)	50,000	48,942
FXI Holdings, Inc., 12.25%, 11/15/26(1)	50,000	44,750
Methanex U.S. Operations, Inc., 6.25%, 3/15/32(1)	150,000	151,454
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	95,000	95,299
NOVA Chemicals Corp., 8.50%, 11/15/28(1)	75,000	78,659
Olin Corp., 5.00%, 2/1/30	175,000	169,987
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(1)	250,000	262,401
Rain Carbon, Inc., 12.25%, 9/1/29(1)(2)	100,000	107,486
SCIH Salt Holdings, Inc., 4.875%, 5/1/28(1)	25,000	24,449
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(1)	75,000	75,382
Scotts Miracle-Gro Co., 4.00%, 4/1/31	50,000	46,051
WR Grace Holdings LLC, 4.875%, 6/15/27(1)	69,000	68,531
WR Grace Holdings LLC, 5.625%, 8/15/29(1)	125,000	117,083
		1,513,500
Commercial Services and Supplies — 3.5%
ADT Security Corp., 4.875%, 7/15/32(1)	150,000	144,451
Allied Universal Holdco LLC, 7.875%, 2/15/31(1)	150,000	157,748
Brink's Co., 4.625%, 10/15/27(1)	120,000	119,054
Brink's Co., 6.75%, 6/15/32(1)	50,000	51,836
Garda World Security Corp., 4.625%, 2/15/27(1)	46,000	45,704
Garda World Security Corp., 7.75%, 2/15/28(1)	78,000	80,521
GFL Environmental, Inc., 4.00%, 8/1/28(1)	50,000	48,780
GFL Environmental, Inc., 4.75%, 6/15/29(1)	100,000	98,466
GFL Environmental, Inc., 6.75%, 1/15/31(1)	73,000	76,298
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)	72,000	71,997
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	125,000	124,391
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.375%, 8/31/27(1)	50,000	48,483
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28(1)	125,000	125,077
Raven Acquisition Holdings LLC, 6.875%, 11/15/31(1)	75,000	76,591
RR Donnelley & Sons Co., 9.50%, 8/1/29(1)	100,000	101,547
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	71,000	71,025
56

Schedule of Investments - Select High Yield ETF

	Principal Amount/Shares	Value
Waste Pro USA, Inc., 7.00%, 2/1/33(1)	$100,000	$104,813
Williams Scotsman, Inc., 4.625%, 8/15/28(1)	75,000	73,853
		1,620,635
Communications Equipment — 0.1%
CommScope LLC, 4.75%, 9/1/29(1)	50,000	49,463
Construction and Engineering — 0.6%
Brand Industrial Services, Inc., 10.375%, 8/1/30(1)	125,000	122,879
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/1/32(1)	125,000	124,820
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/28(1)	50,000	49,466
		297,165
Construction Materials — 0.9%
Cemex SAB de CV, 5.20%, 9/17/30(1)	38,000	38,148
Quikrete Holdings, Inc., 6.375%, 3/1/32(1)	75,000	77,398
Quikrete Holdings, Inc., 6.75%, 3/1/33(1)	125,000	129,662
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	175,000	175,513
		420,721
Consumer Finance — 2.1%
Bread Financial Holdings, Inc., 9.75%, 3/15/29(1)	48,000	51,328
FirstCash, Inc., 6.875%, 3/1/32(1)	50,000	51,947
LFS Topco LLC, 8.75%, 7/15/30(1)	50,000	48,954
Navient Corp., 5.00%, 3/15/27	50,000	49,669
Navient Corp., 5.50%, 3/15/29	75,000	74,204
Navient Corp., 9.375%, 7/25/30	125,000	138,170
OneMain Finance Corp., 6.625%, 1/15/28	50,000	51,295
OneMain Finance Corp., 5.375%, 11/15/29	100,000	98,939
OneMain Finance Corp., 7.875%, 3/15/30	100,000	105,871
OneMain Finance Corp., 7.125%, 11/15/31	125,000	129,929
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 7.875%, 5/1/27(1)	76,000	76,873
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)(2)	103,000	99,245
		976,424
Consumer Staples Distribution & Retail — 0.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/27(1)	47,000	46,752
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.875%, 2/15/28(1)	72,000	72,037
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.50%, 2/15/28(1)	75,000	76,497
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.875%, 2/15/30(1)	125,000	123,215
		318,501
Containers and Packaging — 1.7%
Ball Corp., 4.875%, 3/15/26	50,000	49,928
Ball Corp., 3.125%, 9/15/31	75,000	67,650
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/30(1)	25,000	25,783
Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/32(1)	50,000	51,407
LABL, Inc., 9.50%, 11/1/28(1)	100,000	83,472
OI European Group BV, 4.75%, 2/15/30(1)	125,000	118,328
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)(2)	75,000	76,406
Owens-Brockway Glass Container, Inc., 7.375%, 6/1/32(1)	100,000	100,936
Sealed Air Corp., 6.875%, 7/15/33(1)	50,000	54,045
Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, 2/15/31(1)	75,000	79,054
TriMas Corp., 4.125%, 4/15/29(1)	100,000	96,314
		803,323
Distributors — 0.7%
Performance Food Group, Inc., 5.50%, 10/15/27(1)	72,000	71,948
Performance Food Group, Inc., 4.25%, 8/1/29(1)	47,000	45,548
57

Schedule of Investments - Select High Yield ETF

	Principal Amount/Shares	Value
Performance Food Group, Inc., 6.125%, 9/15/32(1)	$75,000	$76,858
RB Global Holdings, Inc., 7.75%, 3/15/31(1)	78,000	81,950
Windsor Holdings III LLC, 8.50%, 6/15/30(1)	50,000	53,196
		329,500
Diversified Consumer Services — 0.5%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	100,000	99,662
Service Corp. International, 3.375%, 8/15/30	64,000	59,178
Service Corp. International, 4.00%, 5/15/31	64,000	60,211
		219,051
Diversified REITs — 1.8%
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 6/15/27(1)	75,000	77,887
Iron Mountain Information Management Services, Inc., 5.00%, 7/15/32(1)	50,000	48,108
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27(2)	93,000	88,160
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	72,000	71,982
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 2/1/30(1)	119,000	122,966
RHP Hotel Properties LP/RHP Finance Corp., 6.50%, 4/1/32(1)	75,000	77,132
RLJ Lodging Trust LP, 3.75%, 7/1/26(1)	47,000	46,437
RLJ Lodging Trust LP, 4.00%, 9/15/29(1)	47,000	44,139
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 2/15/28(1)	157,000	165,304
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 4.75%, 4/15/28(1)	75,000	73,240
		815,355
Diversified Telecommunication Services — 1.6%
Altice France SA, 5.125%, 7/15/29(1)(4)	112,000	95,854
Frontier Communications Holdings LLC, 5.00%, 5/1/28(1)	125,000	124,759
Frontier Communications Holdings LLC, 6.75%, 5/1/29(1)	25,000	25,260
Level 3 Financing, Inc., 10.75%, 12/15/30(1)	79,985	90,481
Telecom Italia Capital SA, 6.00%, 9/30/34	75,000	74,817
Telecom Italia Capital SA, 7.20%, 7/18/36	87,000	92,215
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/1/31(1)	125,000	130,131
Zayo Group Holdings, Inc., 4.00%, 3/1/27(1)	120,000	116,177
		749,694
Electric Utilities — 2.3%
Alpha Generation LLC, 6.75%, 10/15/32(1)	75,000	77,379
NRG Energy, Inc., 5.25%, 6/15/29(1)	50,000	49,883
NRG Energy, Inc., 5.75%, 7/15/29(1)	50,000	50,231
NRG Energy, Inc., 3.625%, 2/15/31(1)	50,000	46,152
NRG Energy, Inc., 6.00%, 2/1/33(1)	50,000	50,704
NRG Energy, Inc., 6.25%, 11/1/34(1)	125,000	128,234
PG&E Corp., 5.00%, 7/1/28	125,000	123,655
PG&E Corp., 5.25%, 7/1/30	47,000	45,834
Talen Energy Supply LLC, 8.625%, 6/1/30(1)	50,000	53,427
Vistra Operations Co. LLC, 5.625%, 2/15/27(1)	100,000	100,103
Vistra Operations Co. LLC, 5.00%, 7/31/27(1)	75,000	74,844
Vistra Operations Co. LLC, 4.375%, 5/1/29(1)	75,000	73,352
Vistra Operations Co. LLC, 7.75%, 10/15/31(1)	75,000	79,733
Vistra Operations Co. LLC, 6.875%, 4/15/32(1)	50,000	52,507
XPLR Infrastructure Operating Partners LP, 3.875%, 10/15/26(1)	75,000	73,538
		1,079,576
Electrical Equipment — 0.2%
WESCO Distribution, Inc., 7.25%, 6/15/28(1)	75,000	76,208
Electronic Equipment, Instruments and Components — 1.1%
Coherent Corp., 5.00%, 12/15/29(1)	69,000	67,862
58

Schedule of Investments - Select High Yield ETF

	Principal Amount/Shares	Value
Imola Merger Corp., 4.75%, 5/15/29(1)	$165,000	$160,965
Sensata Technologies BV, 4.00%, 4/15/29(1)	50,000	47,938
Sensata Technologies, Inc., 4.375%, 2/15/30(1)	75,000	72,272
Sensata Technologies, Inc., 6.625%, 7/15/32(1)	50,000	51,686
TTM Technologies, Inc., 4.00%, 3/1/29(1)	75,000	71,822
Zebra Technologies Corp., 6.50%, 6/1/32(1)	50,000	51,382
		523,927
Energy Equipment and Services — 2.5%
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 4/1/28(1)	100,000	100,397
Bristow Group, Inc., 6.875%, 3/1/28(1)	95,000	95,226
Enerflex Ltd., 9.00%, 10/15/27(1)	50,000	51,497
Helix Energy Solutions Group, Inc., 9.75%, 3/1/29(1)	73,000	76,036
Nabors Industries, Inc., 7.375%, 5/15/27(1)	50,000	50,866
Noble Finance II LLC, 8.00%, 4/15/30(1)	122,000	126,419
Precision Drilling Corp., 6.875%, 1/15/29(1)	100,000	100,919
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	22,500	22,566
Transocean Titan Financing Ltd., 8.375%, 2/1/28(1)	36,428	37,455
Transocean, Inc., 8.75%, 2/15/30(1)	39,750	42,108
Transocean, Inc., 7.50%, 4/15/31	93,000	82,534
USA Compression Partners LP/USA Compression Finance Corp., 6.875%, 9/1/27	72,000	72,060
USA Compression Partners LP/USA Compression Finance Corp., 7.125%, 3/15/29(1)	50,000	51,288
Valaris Ltd., 8.375%, 4/30/30(1)	75,000	78,135
Weatherford International Ltd., 8.625%, 4/30/30(1)	175,000	179,468
		1,166,974
Entertainment — 1.1%
Cinemark USA, Inc., 5.25%, 7/15/28(1)	75,000	74,589
Cinemark USA, Inc., 7.00%, 8/1/32(1)	50,000	51,842
Live Nation Entertainment, Inc., 5.625%, 3/15/26(1)	50,000	50,146
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)	70,000	69,461
Playtika Holding Corp., 4.25%, 3/15/29(1)	47,000	43,300
Warnermedia Holdings, Inc., 4.05%, 3/15/29	50,000	47,539
Warnermedia Holdings, Inc., 4.28%, 3/15/32	125,000	107,953
Warnermedia Holdings, Inc., 5.05%, 3/15/42	125,000	84,321
		529,151
Financial Services — 2.6%
Block, Inc., 6.50%, 5/15/32	150,000	155,513
Boost Newco Borrower LLC, 7.50%, 1/15/31(1)	202,000	214,436
Kinetik Holdings LP, 5.875%, 6/15/30(1)	50,000	50,459
MPH Acquisition Holdings LLC, 5.50%, 9/1/28(1)	70,000	54,513
NCR Atleos Corp., 9.50%, 4/1/29(1)	100,000	108,496
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 6/15/29(1)	100,000	93,182
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)	50,000	48,262
PennyMac Financial Services, Inc., 7.875%, 12/15/29(1)	100,000	106,352
PennyMac Financial Services, Inc., 6.875%, 5/15/32(1)	25,000	25,612
PennyMac Financial Services, Inc., 6.75%, 2/15/34(1)	100,000	100,758
Rocket Cos., Inc., 6.375%, 8/1/33(1)	100,000	103,897
WEX, Inc., 6.50%, 3/15/33(1)	125,000	127,988
		1,189,468
Food Products — 2.0%
Darling Ingredients, Inc., 5.25%, 4/15/27(1)	70,000	69,893
Darling Ingredients, Inc., 6.00%, 6/15/30(1)	53,000	53,619
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 2/15/29(1)	150,000	158,095
59

Schedule of Investments - Select High Yield ETF

	Principal Amount/Shares	Value
Lamb Weston Holdings, Inc., 4.375%, 1/31/32(1)	$75,000	$70,600
Post Holdings, Inc., 5.50%, 12/15/29(1)	75,000	74,820
Post Holdings, Inc., 4.625%, 4/15/30(1)	50,000	48,263
Post Holdings, Inc., 4.50%, 9/15/31(1)	75,000	70,009
Post Holdings, Inc., 6.375%, 3/1/33(1)	75,000	75,949
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/1/29(1)	50,000	48,069
U.S. Foods, Inc., 6.875%, 9/15/28(1)	50,000	51,578
U.S. Foods, Inc., 7.25%, 1/15/32(1)	125,000	131,406
U.S. Foods, Inc., 5.75%, 4/15/33(1)	75,000	75,432
		927,733
Gas Utilities — 0.6%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.375%, 6/1/28(1)	75,000	77,461
Venture Global Plaquemines LNG LLC, 6.50%, 1/15/34(1)	25,000	26,115
Venture Global Plaquemines LNG LLC, 7.75%, 5/1/35(1)	125,000	139,259
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36(1)	25,000	26,252
		269,087
Ground Transportation — 1.7%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.75%, 7/15/27(1)	85,000	84,709
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 4.75%, 4/1/28(1)	75,000	72,721
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.375%, 3/1/29(1)(2)	47,000	45,637
Genesee & Wyoming, Inc., 6.25%, 4/15/32(1)	97,000	98,751
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	75,000	73,221
United Rentals North America, Inc., 4.875%, 1/15/28	122,000	121,403
United Rentals North America, Inc., 3.875%, 2/15/31	120,000	112,989
United Rentals North America, Inc., 6.125%, 3/15/34(1)	96,000	99,555
XPO, Inc., 7.125%, 6/1/31(1)	71,000	73,956
		782,942
Health Care Equipment and Supplies — 1.2%
Avantor Funding, Inc., 4.625%, 7/15/28(1)	69,000	67,952
Avantor Funding, Inc., 3.875%, 11/1/29(1)	47,000	44,687
Bausch & Lomb Corp., 8.375%, 10/1/28(1)	46,000	47,973
Medline Borrower LP, 3.875%, 4/1/29(1)	75,000	72,065
Medline Borrower LP, 5.25%, 10/1/29(1)	175,000	173,415
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	75,000	77,141
Sotera Health Holdings LLC, 7.375%, 6/1/31(1)	73,000	76,825
		560,058
Health Care Providers and Services — 3.3%
CHS/Community Health Systems, Inc., 5.25%, 5/15/30(1)	75,000	67,295
CHS/Community Health Systems, Inc., 4.75%, 2/15/31(1)	100,000	85,332
CHS/Community Health Systems, Inc., 10.875%, 1/15/32(1)	100,000	105,948
DaVita, Inc., 4.625%, 6/1/30(1)	125,000	120,434
HealthEquity, Inc., 4.50%, 10/1/29(1)	47,000	45,493
IQVIA, Inc., 5.00%, 5/15/27(1)	45,000	44,847
LifePoint Health, Inc., 9.875%, 8/15/30(1)	70,000	75,881
LifePoint Health, Inc., 8.375%, 2/15/32(1)	75,000	79,540
Molina Healthcare, Inc., 3.875%, 5/15/32(1)	72,000	64,422
Molina Healthcare, Inc., 6.25%, 1/15/33(1)	100,000	100,778
Owens & Minor, Inc., 4.50%, 3/31/29(1)(2)	47,000	39,964
Radiology Partners, Inc., 8.50%, 7/15/32(1)	50,000	51,106
Tenet Healthcare Corp., 6.25%, 2/1/27	70,000	70,090
Tenet Healthcare Corp., 5.125%, 11/1/27	225,000	224,493
Tenet Healthcare Corp., 6.125%, 10/1/28	181,000	181,244
60

Schedule of Investments - Select High Yield ETF

	Principal Amount/Shares	Value
Tenet Healthcare Corp., 4.25%, 6/1/29	$47,000	$45,789
Tenet Healthcare Corp., 6.125%, 6/15/30	75,000	76,242
Tenet Healthcare Corp., 6.75%, 5/15/31	53,000	55,122
		1,534,020
Health Care Technology — 0.2%
AthenaHealth Group, Inc., 6.50%, 2/15/30(1)	75,000	73,639
Hotel & Resort REITs — 0.7%
Service Properties Trust, 5.25%, 2/15/26	50,000	50,130
Service Properties Trust, 4.95%, 2/15/27	100,000	97,188
Service Properties Trust, 4.95%, 10/1/29(2)	125,000	110,706
Service Properties Trust, 4.375%, 2/15/30(2)	100,000	85,166
		343,190
Hotels, Restaurants and Leisure — 9.0%
1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/28(1)	100,000	98,443
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/30(1)	167,000	156,300
Affinity Interactive, 6.875%, 12/15/27(1)	100,000	57,534
Boyd Gaming Corp., 4.75%, 6/15/31(1)	125,000	120,388
Brightstar Lottery PLC, 5.25%, 1/15/29(1)	100,000	99,511
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)(2)	200,000	190,853
Caesars Entertainment, Inc., 7.00%, 2/15/30(1)	148,000	153,142
Carnival Corp., 6.00%, 5/1/29(1)	134,000	135,821
Carnival Corp., 5.875%, 6/15/31(1)	150,000	153,865
Churchill Downs, Inc., 5.75%, 4/1/30(1)	125,000	125,098
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	75,000	71,745
GPS Hospitality Holding Co. LLC/GPS Finco, Inc., 7.00%, 8/15/28(1)	47,000	27,782
Hilton Domestic Operating Co., Inc., 5.75%, 5/1/28(1)	50,000	50,123
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/30	100,000	99,787
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31(1)	75,000	70,700
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/32(1)	75,000	68,504
Hilton Domestic Operating Co., Inc., 6.125%, 4/1/32(1)	75,000	77,076
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 5.00%, 6/1/29(1)(2)	143,000	138,396
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 4.875%, 7/1/31(1)	72,000	67,087
Life Time, Inc., 6.00%, 11/15/31(1)	115,000	116,295
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	100,000	102,653
Marriott Ownership Resorts, Inc., 4.50%, 6/15/29(1)	50,000	48,354
Melco Resorts Finance Ltd., 7.625%, 4/17/32(1)	200,000	208,377
MGM Resorts International, 6.50%, 4/15/32(2)	120,000	123,225
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.875%, 5/1/29(1)	72,000	69,700
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(1)	75,000	77,557
NCL Corp. Ltd., 5.875%, 2/15/27(1)	75,000	75,204
NCL Corp. Ltd., 8.125%, 1/15/29(1)	50,000	52,611
NCL Corp. Ltd., 7.75%, 2/15/29(1)	75,000	80,165
NCL Corp. Ltd., 6.75%, 2/1/32(1)	50,000	51,597
Penn Entertainment, Inc., 4.125%, 7/1/29(1)(2)	50,000	46,640
Royal Caribbean Cruises Ltd., 5.375%, 7/15/27(1)	125,000	126,099
Royal Caribbean Cruises Ltd., 7.50%, 10/15/27	75,000	79,353
Royal Caribbean Cruises Ltd., 5.50%, 4/1/28(1)	125,000	127,309
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)	75,000	76,995
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(1)	100,000	98,229
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 6.50%, 10/1/28	75,000	75,496
Travel & Leisure Co., 4.50%, 12/1/29(1)	47,000	45,560
Viking Cruises Ltd., 9.125%, 7/15/31(1)	50,000	53,902
61

Schedule of Investments - Select High Yield ETF

	Principal Amount/Shares	Value
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	$70,000	$70,107
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	141,000	141,182
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/1/29(1)	70,000	69,910
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 6.25%, 3/15/33(1)	50,000	50,647
Yum! Brands, Inc., 4.625%, 1/31/32	78,000	75,451
Yum! Brands, Inc., 5.375%, 4/1/32	78,000	78,534
		4,183,307
Household Durables — 2.6%
Adams Homes, Inc., 9.25%, 10/15/28(1)	46,000	47,882
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.625%, 4/1/30(1)	122,000	115,205
Beazer Homes USA, Inc., 5.875%, 10/15/27	72,000	71,915
Beazer Homes USA, Inc., 7.50%, 3/15/31(1)	46,000	46,810
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 6/15/29(1)	120,000	112,595
Century Communities, Inc., 6.75%, 6/1/27	128,000	128,349
KB Home, 4.00%, 6/15/31	100,000	93,112
LGI Homes, Inc., 7.00%, 11/15/32(1)(2)	50,000	48,821
Mattamy Group Corp., 4.625%, 3/1/30(1)	72,000	69,021
Newell Brands, Inc., 6.375%, 9/15/27	50,000	50,709
Newell Brands, Inc., 6.625%, 9/15/29	100,000	100,673
Somnigroup International, Inc., 4.00%, 4/15/29(1)	75,000	72,165
Somnigroup International, Inc., 3.875%, 10/15/31(1)	50,000	45,778
Taylor Morrison Communities, Inc., 5.125%, 8/1/30(1)	35,000	34,923
Tri Pointe Homes, Inc., 5.25%, 6/1/27	95,000	95,024
Whirlpool Corp., 5.50%, 3/1/33	75,000	72,347
Whirlpool Corp., 4.50%, 6/1/46	25,000	18,858
		1,224,187
Independent Power and Renewable Electricity Producers — 1.2%
Atlantica Sustainable Infrastructure Ltd., 4.125%, 6/15/28(1)	100,000	97,092
Calpine Corp., 4.50%, 2/15/28(1)	75,000	74,328
Calpine Corp., 5.125%, 3/15/28(1)	100,000	99,989
Calpine Corp., 5.00%, 2/1/31(1)	50,000	49,623
Clearway Energy Operating LLC, 4.75%, 3/15/28(1)	75,000	74,211
Lightning Power LLC, 7.25%, 8/15/32(1)	100,000	106,148
TransAlta Corp., 7.75%, 11/15/29	75,000	78,024
		579,415
Industrial Conglomerates — 0.2%
Stena International SA, 7.25%, 1/15/31(1)	75,000	76,562
Insurance — 0.9%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/1/29(1)	73,000	75,966
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/29(1)	100,000	96,574
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/1/29(1)	100,000	103,841
HUB International Ltd., 7.25%, 6/15/30(1)	72,000	75,357
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	70,000	72,689
		424,427
Interactive Media and Services — 0.4%
Snap, Inc., 6.875%, 3/1/33(1)	150,000	151,718
Ziff Davis, Inc., 4.625%, 10/15/30(1)	47,000	44,352
		196,070
IT Services — 0.6%
ASGN, Inc., 4.625%, 5/15/28(1)	100,000	97,944
CoreWeave, Inc., 9.25%, 6/1/30(1)	175,000	175,812
		273,756
62

Schedule of Investments - Select High Yield ETF

	Principal Amount/Shares	Value
Life Sciences Tools and Services — 0.2%
Charles River Laboratories International, Inc., 4.00%, 3/15/31(1)	$75,000	$69,433
Machinery — 0.9%
Allison Transmission, Inc., 5.875%, 6/1/29(1)	100,000	100,843
Chart Industries, Inc., 9.50%, 1/1/31(1)	25,000	26,793
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 2/15/29(1)	125,000	131,324
JB Poindexter & Co., Inc., 8.75%, 12/15/31(1)	74,000	76,519
Trinity Industries, Inc., 7.75%, 7/15/28(1)	71,000	73,464
		408,943
Media — 6.8%
AMC Networks, Inc., 4.25%, 2/15/29	2,000	1,648
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	75,000	74,669
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/1/29(1)	75,000	74,464
CCO Holdings LLC/CCO Holdings Capital Corp., 6.375%, 9/1/29(1)	50,000	50,795
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(1)	75,000	72,127
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	125,000	118,406
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	125,000	115,380
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32(1)(2)	50,000	46,413
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 5/1/32	150,000	137,262
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33(1)	100,000	89,276
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/34(1)(2)	150,000	130,356
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(1)	48,000	50,036
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(1)	100,000	99,577
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 2/15/31(1)	175,000	174,080
EchoStar Corp., 10.75%, 11/30/29	75,000	80,787
GCI LLC, 4.75%, 10/15/28(1)	75,000	73,108
Lamar Media Corp., 4.875%, 1/15/29	100,000	98,727
Lamar Media Corp., 4.00%, 2/15/30	75,000	71,354
News Corp., 3.875%, 5/15/29(1)	125,000	120,784
News Corp., 5.125%, 2/15/32(1)	50,000	49,455
Nexstar Media, Inc., 5.625%, 7/15/27(1)	75,000	74,966
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 8/15/27(1)	150,000	148,888
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.625%, 3/15/30(1)(2)	50,000	47,752
Sinclair Television Group, Inc., 5.50%, 3/1/30(1)	67,000	55,442
Sinclair Television Group, Inc., 4.375%, 12/31/32(1)	150,000	107,151
Sirius XM Radio LLC, 3.125%, 9/1/26(1)	50,000	49,722
Sirius XM Radio LLC, 5.00%, 8/1/27(1)	95,000	94,631
Sirius XM Radio LLC, 4.00%, 7/15/28(1)	95,000	91,747
Sirius XM Radio LLC, 5.50%, 7/1/29(1)	88,000	87,929
Sirius XM Radio LLC, 3.875%, 9/1/31(1)(2)	75,000	67,497
Sunrise FinCo I BV, 4.875%, 7/15/31(1)	75,000	71,706
Sunrise HoldCo IV BV, 5.50%, 1/15/28(1)	50,000	49,923
Univision Communications, Inc., 7.375%, 6/30/30(1)	150,000	150,938
Univision Communications, Inc., 8.50%, 7/31/31(1)	125,000	128,919
Virgin Media Secured Finance PLC, 5.50%, 5/15/29(1)	187,000	184,254
Ziggo BV, 4.875%, 1/15/30(1)	39,000	36,639
		3,176,808
Metals and Mining — 2.0%
Carpenter Technology Corp., 6.375%, 7/15/28	47,000	47,251
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)	50,000	47,553
Cleveland-Cliffs, Inc., 4.875%, 3/1/31(1)	72,000	65,897
Coeur Mining, Inc., 5.125%, 2/15/29(1)	50,000	48,832
63

Schedule of Investments - Select High Yield ETF

	Principal Amount/Shares	Value
Constellium SE, 3.75%, 4/15/29(1)	$75,000	$71,155
Fortescue Treasury Pty. Ltd., 5.875%, 4/15/30(1)	100,000	102,199
Fortescue Treasury Pty. Ltd., 4.375%, 4/1/31(1)	75,000	71,364
Hudbay Minerals, Inc., 6.125%, 4/1/29(1)	72,000	72,842
Mineral Resources Ltd., 8.00%, 11/1/27(1)	100,000	101,880
Novelis Corp., 4.75%, 1/30/30(1)	200,000	192,464
Taseko Mines Ltd., 8.25%, 5/1/30(1)	125,000	131,578
		953,015
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Starwood Property Trust, Inc., 6.00%, 4/15/30(1)	100,000	101,924
Oil, Gas and Consumable Fuels — 11.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.375%, 6/15/29(1)	147,000	146,215
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.875%, 6/30/29(1)	72,000	71,879
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.625%, 10/15/32(1)	50,000	50,938
Baytex Energy Corp., 8.50%, 4/30/30(1)	125,000	127,704
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 7/15/29(1)	50,000	52,196
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, 7/15/32(1)	50,000	53,095
Buckeye Partners LP, 6.75%, 2/1/30(1)	50,000	51,965
Buckeye Partners LP, 5.85%, 11/15/43	50,000	44,826
California Resources Corp., 8.25%, 6/15/29(1)	100,000	103,403
CITGO Petroleum Corp., 6.375%, 6/15/26(1)	47,000	47,080
CITGO Petroleum Corp., 8.375%, 1/15/29(1)	71,000	74,224
Civitas Resources, Inc., 5.00%, 10/15/26(1)	50,000	49,896
Civitas Resources, Inc., 8.75%, 7/1/31(1)	150,000	154,496
Comstock Resources, Inc., 6.75%, 3/1/29(1)	75,000	74,001
Comstock Resources, Inc., 5.875%, 1/15/30(1)	75,000	70,444
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(1)	150,000	148,032
Crescent Energy Finance LLC, 7.625%, 4/1/32(1)	50,000	49,830
Crescent Energy Finance LLC, 7.375%, 1/15/33(1)	75,000	73,328
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28(1)	97,000	97,457
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, 3/15/29(1)	50,000	52,303
DT Midstream, Inc., 4.375%, 6/15/31(1)	50,000	48,136
Energy Transfer LP, 6.00%, 2/1/29(1)	50,000	50,714
EQT Corp., 4.75%, 1/15/31(1)	150,000	148,988
Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 2/1/28	50,000	50,580
Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 5/15/32	125,000	129,826
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 5/15/33	75,000	78,391
Harvest Midstream I LP, 7.50%, 9/1/28(1)	145,000	146,648
Hess Midstream Operations LP, 5.125%, 6/15/28(1)	50,000	49,921
Hess Midstream Operations LP, 4.25%, 2/15/30(1)	75,000	72,875
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/1/28(1)	75,000	75,441
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 2/1/31(1)	50,000	48,300
Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35(1)	75,000	73,231
ITT Holdings LLC, 6.50%, 8/1/29(1)	50,000	49,061
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.875%, 12/1/32(1)	50,000	51,405
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 2/15/28(1)	25,000	26,464
Matador Resources Co., 6.50%, 4/15/32(1)	75,000	76,140
MEG Energy Corp., 5.875%, 2/1/29(1)	95,000	95,655
Murphy Oil Corp., 6.00%, 10/1/32	50,000	48,724
NFE Financing LLC, 12.00%, 11/15/29(1)	100,000	36,834
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.125%, 2/15/29(1)	100,000	102,090
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.375%, 2/15/32(1)	50,000	50,891
64

Schedule of Investments - Select High Yield ETF

	Principal Amount/Shares	Value
Northern Oil & Gas, Inc., 8.125%, 3/1/28(1)	$50,000	$50,410
Northern Oil & Gas, Inc., 8.75%, 6/15/31(1)	25,000	25,715
NuStar Logistics LP, 6.375%, 10/1/30	50,000	51,801
ONEOK, Inc., 6.50%, 9/1/30(1)	50,000	53,835
ONEOK, Inc., 5.60%, 4/1/44	75,000	68,862
ONEOK, Inc., 5.45%, 6/1/47	75,000	67,233
Parkland Corp., 5.875%, 7/15/27(1)	75,000	74,999
Parkland Corp., 4.625%, 5/1/30(1)	50,000	48,428
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28	125,000	122,891
Permian Resources Operating LLC, 5.375%, 1/15/26(1)	50,000	50,027
Permian Resources Operating LLC, 8.00%, 4/15/27(1)	75,000	76,450
Range Resources Corp., 8.25%, 1/15/29	97,000	99,608
Rockies Express Pipeline LLC, 4.95%, 7/15/29(1)	75,000	73,845
Sunoco LP, 7.25%, 5/1/32(1)	50,000	52,925
Sunoco LP/Sunoco Finance Corp., 7.00%, 9/15/28(1)	50,000	51,688
Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30	150,000	145,049
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 12/31/30(1)	75,000	73,937
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 9/1/31(1)	75,000	73,733
Talos Production, Inc., 9.00%, 2/1/29(1)	25,000	25,755
Talos Production, Inc., 9.375%, 2/1/31(1)	75,000	77,777
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/1/31	50,000	49,831
Teine Energy Ltd., 6.875%, 4/15/29(1)	47,000	46,416
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(1)	50,000	48,847
TransMontaigne Partners LLC, 8.50%, 6/15/30(1)	75,000	78,947
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/29(1)	100,000	95,932
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/30(1)	45,000	46,889
Venture Global Calcasieu Pass LLC, 3.875%, 11/1/33(1)	61,000	54,377
Venture Global LNG, Inc., 8.125%, 6/1/28(1)	75,000	77,762
Venture Global LNG, Inc., 9.50%, 2/1/29(1)	94,000	103,404
Venture Global LNG, Inc., 8.375%, 6/1/31(1)	100,000	104,980
Venture Global LNG, Inc., 9.875%, 2/1/32(1)	94,000	102,413
Vermilion Energy, Inc., 6.875%, 5/1/30(1)	150,000	145,168
Vital Energy, Inc., 7.875%, 4/15/32(1)(2)	100,000	98,593
		5,522,154
Passenger Airlines — 1.1%
American Airlines, Inc., 7.25%, 2/15/28(1)(2)	50,000	51,328
American Airlines, Inc., 8.50%, 5/15/29(1)	76,000	79,691
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	17,410	17,456
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(1)	125,000	125,768
JetBlue Airways Corp./JetBlue Loyalty LP, 9.875%, 9/20/31(1)	125,000	124,308
United Airlines, Inc., 4.625%, 4/15/29(1)	125,000	123,092
		521,643
Personal Care Products — 0.3%
BellRing Brands, Inc., 7.00%, 3/15/30(1)	39,000	40,364
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	50,000	49,798
Edgewell Personal Care Co., 4.125%, 4/1/29(1)	47,000	44,776
		134,938
Pharmaceuticals — 1.0%
1261229 BC Ltd., 10.00%, 4/15/32(1)	200,000	207,829
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.125%, 4/30/28(1)	100,000	95,838
Perrigo Finance Unlimited Co., 6.125%, 9/30/32	75,000	75,535
Prestige Brands, Inc., 3.75%, 4/1/31(1)	100,000	92,222
		471,424
65

Schedule of Investments - Select High Yield ETF

	Principal Amount/Shares	Value
Professional Services — 0.1%
AMN Healthcare, Inc., 4.625%, 10/1/27(1)	$50,000	$49,230
Real Estate Management and Development — 1.3%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 4/15/30(1)(2)	44,000	43,355
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/29(1)	125,000	116,284
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 4/15/30(1)(2)	100,000	106,313
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(1)	95,000	95,997
Forestar Group, Inc., 6.50%, 3/15/33(1)	50,000	51,005
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)	71,000	75,232
Howard Hughes Corp., 5.375%, 8/1/28(1)	72,000	71,981
Newmark Group, Inc., 7.50%, 1/12/29	50,000	53,497
		613,664
Semiconductors and Semiconductor Equipment — 0.3%
Entegris, Inc., 5.95%, 6/15/30(1)	50,000	50,685
ON Semiconductor Corp., 3.875%, 9/1/28(1)	25,000	24,317
Synaptics, Inc., 4.00%, 6/15/29(1)(2)	50,000	47,774
		122,776
Software — 2.2%
Camelot Finance SA, 4.50%, 11/1/26(1)	11,000	10,877
Castle U.S. Holding Corp., 9.50%, 2/15/28(1)	77,000	34,169
Cloud Software Group, Inc., 6.50%, 3/31/29(1)	175,000	177,064
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	47,000	49,045
Cloud Software Group, Inc., 8.25%, 6/30/32(1)	100,000	106,989
Consensus Cloud Solutions, Inc., 6.00%, 10/15/26(1)	50,000	50,060
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)	50,000	50,239
Fair Isaac Corp., 6.00%, 5/15/33(1)	50,000	50,796
Gen Digital, Inc., 6.25%, 4/1/33(1)	50,000	51,540
Open Text Corp., 3.875%, 12/1/29(1)	150,000	141,511
Open Text Holdings, Inc., 4.125%, 2/15/30(1)	47,000	44,408
Open Text Holdings, Inc., 4.125%, 12/1/31(1)	47,000	43,285
Rocket Software, Inc., 9.00%, 11/28/28(1)	47,000	48,432
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	70,000	70,071
SS&C Technologies, Inc., 6.50%, 6/1/32(1)	48,000	49,846
UKG, Inc., 6.875%, 2/1/31(1)	50,000	51,736
		1,030,068
Specialized REITs — 1.2%
Iron Mountain, Inc., 5.25%, 3/15/28(1)	190,000	189,669
Iron Mountain, Inc., 7.00%, 2/15/29(1)	100,000	103,070
Iron Mountain, Inc., 4.875%, 9/15/29(1)	95,000	93,440
Iron Mountain, Inc., 4.50%, 2/15/31(1)	47,000	44,742
SBA Communications Corp., 3.875%, 2/15/27	142,000	139,674
		570,595
Specialty Retail — 2.8%
Asbury Automotive Group, Inc., 4.625%, 11/15/29(1)	50,000	48,675
Asbury Automotive Group, Inc., 5.00%, 2/15/32(1)	75,000	72,151
Bath & Body Works, Inc., 6.625%, 10/1/30(1)	150,000	154,140
Bath & Body Works, Inc., 6.75%, 7/1/36	145,000	147,757
Carvana Co., 9.00%, 6/1/31(1)	53,500	60,745
EquipmentShare.com, Inc., 8.625%, 5/15/32(1)	71,000	76,564
EquipmentShare.com, Inc., 8.00%, 3/15/33(1)	121,000	128,652
Ferrellgas LP/Ferrellgas Finance Corp., 5.375%, 4/1/26(1)	97,000	95,790
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	75,000	69,484
66

Schedule of Investments - Select High Yield ETF

	Principal Amount/Shares	Value
Gap, Inc., 3.875%, 10/1/31(1)	$100,000	$90,632
Lithia Motors, Inc., 3.875%, 6/1/29(1)	100,000	95,951
Match Group Holdings II LLC, 3.625%, 10/1/31(1)	47,000	42,452
Park River Holdings, Inc., 5.625%, 2/1/29(1)	100,000	93,607
Sonic Automotive, Inc., 4.875%, 11/15/31(1)	75,000	71,721
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(1)	47,000	45,192
		1,293,513
Technology Hardware, Storage and Peripherals — 0.6%
NCR Voyix Corp., 5.125%, 4/15/29(1)	100,000	98,842
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32(1)	50,000	56,814
Seagate Data Storage Technology Pte. Ltd., 5.75%, 12/1/34(1)	75,000	73,019
Xerox Holdings Corp., 5.50%, 8/15/28(1)	100,000	65,138
		293,813
Textiles, Apparel and Luxury Goods — 0.1%
Crocs, Inc., 4.125%, 8/15/31(1)	75,000	67,475
Trading Companies and Distributors — 0.5%
FTAI Aviation Investors LLC, 5.50%, 5/1/28(1)	100,000	100,027
FTAI Aviation Investors LLC, 5.875%, 4/15/33(1)	50,000	50,138
Herc Holdings, Inc., 6.625%, 6/15/29(1)	75,000	77,303
		227,468
Transportation Infrastructure — 0.3%
Seaspan Corp., 5.50%, 8/1/29(1)	145,000	137,606
Wireless Telecommunication Services — 0.4%
Vmed O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	37,000	34,180
Vmed O2 U.K. Financing I PLC, 4.75%, 7/15/31(1)	40,000	37,429
Vodafone Group PLC, VRN, 7.00%, 4/4/79	95,000	100,373
		171,982
TOTAL CORPORATE BONDS (Cost $44,711,997)		44,874,645
SHORT-TERM INVESTMENTS — 5.6%
Money Market Funds — 5.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,102,651	1,102,651
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,505,158	1,505,158
TOTAL SHORT-TERM INVESTMENTS (Cost $2,607,809)		2,607,809
TOTAL INVESTMENT SECURITIES — 101.7% (Cost $47,319,806)		47,482,454
OTHER ASSETS AND LIABILITIES — (1.7)%		(770,931)
TOTAL NET ASSETS — 100.0%		$46,711,523

NOTES TO SCHEDULE OF INVESTMENTS
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $37,659,138, which represented 80.6% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,514,062. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,575,207, which includes securities collateral of $70,049.
(4)Security is in default.

67

Schedule of Investments - Select High Yield ETF
FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$44,874,645	—
Short-Term Investments	$2,607,809	—	—
	$2,607,809	$44,874,645	—

See Notes to Financial Statements.
68

Schedule of Investments - Short Duration Strategic Income ETF
AUGUST 31, 2025

	Principal Amount/Shares	Value
CORPORATE BONDS — 44.7%
Aerospace and Defense — 1.3%
Boeing Co., 2.20%, 2/4/26	$270,000	$267,448
Boeing Co., 6.30%, 5/1/29	239,000	253,906
Spirit AeroSystems, Inc., 4.60%, 6/15/28	295,000	294,441
TransDigm, Inc., 4.625%, 1/15/29	165,000	161,580
TransDigm, Inc., 4.875%, 5/1/29	170,000	167,045
		1,144,420
Air Freight and Logistics — 0.3%
GXO Logistics, Inc., 1.65%, 7/15/26	290,000	282,937
Automobiles — 1.9%
Ford Motor Credit Co. LLC, 5.125%, 11/5/26	500,000	501,018
General Motors Financial Co., Inc., 5.40%, 4/6/26	260,000	261,267
Nissan Motor Acceptance Co. LLC, 6.95%, 9/15/26(1)	425,000	428,156
Volkswagen Group of America Finance LLC, 4.90%, 8/14/26(1)	400,000	402,258
		1,592,699
Banks — 10.0%
Bank of Montreal, VRN, 7.70%, 5/26/84	200,000	209,028
Bank of Montreal, VRN, 6.875%, 11/26/85	130,000	131,123
Bank of Nova Scotia, VRN, 8.625%, 10/27/82	170,000	180,475
Bank of Nova Scotia, VRN, 8.00%, 1/27/84	170,000	181,570
Banque Federative du Credit Mutuel SA, 4.59%, 10/16/28(1)	219,000	221,064
Canadian Imperial Bank of Commerce, VRN, 7.00%, 10/28/85	200,000	204,429
Citibank NA, 4.58%, 5/29/27	250,000	252,104
Citigroup, Inc., VRN, 4.64%, 5/7/28	245,000	246,399
Comerica, Inc., VRN, 5.98%, 1/30/30	280,000	290,562
Danske Bank AS, VRN, 6.26%, 9/22/26(1)	400,000	400,380
Freedom Mortgage Corp., 12.00%, 10/1/28(1)	335,000	358,472
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	116,000	121,320
Goldman Sachs Bank USA, VRN, 5.41%, 5/21/27	300,000	302,237
HSBC Holdings PLC, VRN, 7.39%, 11/3/28	450,000	478,357
HSBC USA, Inc., 4.65%, 6/3/28	319,000	323,578
Intesa Sanpaolo SpA, VRN, 4.20%, 6/1/32(1)	434,000	406,441
JPMorgan Chase & Co., VRN, 4.51%, 10/22/28	176,000	177,193
Morgan Stanley Bank NA, VRN, 5.02%, 1/12/29	435,000	442,533
Morgan Stanley Private Bank NA, VRN, 4.73%, 7/18/31	65,000	65,933
National Bank of Canada, VRN, 5.60%, 7/2/27	250,000	252,433
NatWest Group PLC, VRN, 3.03%, 11/28/35	200,000	182,446
PNC Financial Services Group, Inc., VRN, 5.10%, 7/23/27	365,000	367,164
Royal Bank of Canada, VRN, 4.97%, 1/24/29	340,000	346,325
Royal Bank of Canada, VRN, 4.50%, 8/6/29	249,000	251,288
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82	400,000	422,256
Truist Bank, VRN, 4.67%, 5/20/27	250,000	250,518
Truist Bank, VRN, 4.63%, 9/17/29	250,000	250,887
UniCredit SpA, VRN, 5.86%, 6/19/32(1)	200,000	202,796
Wells Fargo & Co., VRN, 4.90%, 1/24/28	350,000	353,140
Wells Fargo & Co., VRN, 4.97%, 4/23/29	195,000	198,724
Zions Bancorp NA, VRN, 4.70%, 8/18/28	422,000	423,670
		8,494,845
Building Products — 0.6%
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	215,000	202,217
69

Schedule of Investments - Short Duration Strategic Income ETF

	Principal Amount/Shares	Value
Standard Industries, Inc., 4.75%, 1/15/28(1)	$320,000	$317,219
		519,436
Capital Markets — 3.6%
Ares Strategic Income Fund, 5.70%, 3/15/28	175,000	177,453
Blackstone Private Credit Fund, 7.05%, 9/29/25	200,000	200,298
Blackstone Private Credit Fund, 5.95%, 7/16/29	60,000	61,976
Blue Owl Capital Corp., 3.40%, 7/15/26	200,000	197,622
Blue Owl Capital Corp., 5.95%, 3/15/29	90,000	91,430
Blue Owl Credit Income Corp., 7.75%, 1/15/29	195,000	208,877
Coinbase Global, Inc., 3.375%, 10/1/28(1)	175,000	166,164
Deutsche Bank AG, VRN, 4.875%, 12/1/32	401,000	399,725
Goldman Sachs Group, Inc., VRN, 4.94%, 4/23/28	175,000	176,864
Goldman Sachs Group, Inc., VRN, 5.73%, 4/25/30	325,000	340,475
Golub Capital BDC, Inc., 7.05%, 12/5/28	71,000	75,055
Golub Capital Private Credit Fund, 5.45%, 8/15/28(1)	145,000	145,622
HPS Corporate Lending Fund, 5.45%, 1/14/28	210,000	212,042
Morgan Stanley, VRN, 4.99%, 4/12/29	120,000	122,245
Northern Trust Corp., VRN, 3.375%, 5/8/32	533,000	521,364
		3,097,212
Chemicals — 0.3%
Braskem Netherlands Finance BV, 4.50%, 1/31/30(1)	200,000	141,442
Celanese U.S. Holdings LLC, 6.67%, 7/15/27	75,000	77,226
		218,668
Commercial Services and Supplies — 0.3%
Deluxe Corp., 8.125%, 9/15/29(1)	225,000	234,678
Communications Equipment — 0.2%
Motorola Solutions, Inc., 4.85%, 8/15/30(2)	145,000	147,765
Construction and Engineering — 0.3%
Mexico City Airport Trust, 3.875%, 4/30/28(1)	272,000	265,894
Consumer Finance — 1.1%
American Express Co., VRN, 4.73%, 4/25/29	185,000	188,063
American Express Co., VRN, 4.35%, 7/20/29	205,000	206,092
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(1)	378,000	395,501
goeasy Ltd., 6.875%, 2/15/31(1)	85,000	85,055
OneMain Finance Corp., 6.125%, 5/15/30	60,000	60,973
		935,684
Consumer Staples Distribution & Retail — 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/27(1)	455,000	452,601
Diversified REITs — 2.2%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/26	220,000	220,865
Kilroy Realty LP, 4.25%, 8/15/29	330,000	322,560
Kilroy Realty LP, 3.05%, 2/15/30	55,000	50,611
Lineage OP LP, 5.25%, 7/15/30(1)	240,000	242,284
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 2/15/32(1)	103,000	108,068
Piedmont Operating Partnership LP, 9.25%, 7/20/28	118,000	131,207
Piedmont Operating Partnership LP, 6.875%, 7/15/29	30,000	31,761
Trust Fibra Uno, 4.87%, 1/15/30(1)	400,000	388,007
Vornado Realty LP, 2.15%, 6/1/26	363,000	355,198
		1,850,561
Diversified Telecommunication Services — 0.7%
AT&T, Inc., 7.30%, 8/15/26	45,000	45,874
Frontier Communications Holdings LLC, 8.625%, 3/15/31(1)	370,000	393,015
70

Schedule of Investments - Short Duration Strategic Income ETF

	Principal Amount/Shares	Value
Sprint Capital Corp., 6.875%, 11/15/28	$185,000	$199,056
		637,945
Electric Utilities — 1.0%
Emera, Inc., Series 16-A, VRN, 6.75%, 6/15/76	208,000	209,826
Evergy Kansas Central, Inc., 4.70%, 3/13/28	103,000	104,331
Pinnacle West Capital Corp., 5.15%, 5/15/30	176,000	181,181
Southern Co., Series B, VRN, 4.00%, 1/15/51	379,000	378,161
		873,499
Electrical Equipment — 0.4%
Regal Rexnord Corp., 6.05%, 2/15/26	325,000	326,411
Entertainment — 0.6%
Warnermedia Holdings, Inc., 3.76%, 3/15/27	315,000	310,488
Warnermedia Holdings, Inc., 3.76%, 3/15/27	225,000	219,262
		529,750
Financial Services — 1.9%
Atlas Warehouse Lending Co. LP, 6.05%, 1/15/28(1)	310,000	316,087
Blue Owl Technology Finance Corp., 6.10%, 3/15/28(1)	186,000	188,378
Essent Group Ltd., 6.25%, 7/1/29	170,000	178,458
Nationwide Building Society, VRN, 4.125%, 10/18/32(1)	500,000	492,171
NMI Holdings, Inc., 6.00%, 8/15/29	250,000	256,978
Rocket Cos., Inc., 6.125%, 8/1/30(1)	85,000	87,518
Rocket Cos., Inc., 6.375%, 8/1/33(1)	65,000	67,533
		1,587,123
Food Products — 0.2%
Mars, Inc., 4.60%, 3/1/28(1)	147,000	148,857
Gas Utilities — 0.1%
Excelerate Energy LP, 8.00%, 5/15/30(1)	57,000	60,734
Ground Transportation — 0.2%
Ashtead Capital, Inc., 4.375%, 8/15/27(1)	200,000	199,712
Health Care Equipment and Supplies — 0.3%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	223,000	229,366
Health Care Providers and Services — 0.8%
IQVIA, Inc., 5.00%, 5/15/27(1)	200,000	199,318
Tenet Healthcare Corp., 6.25%, 2/1/27	315,000	315,403
Universal Health Services, Inc., 1.65%, 9/1/26	175,000	170,179
		684,900
Hotel & Resort REITs — 0.4%
Service Properties Trust, 5.25%, 2/15/26	170,000	170,440
Service Properties Trust, 8.375%, 6/15/29	190,000	196,200
		366,640
Hotels, Restaurants and Leisure — 0.5%
Hyatt Hotels Corp., 5.75%, 1/30/27	321,000	326,934
Hyatt Hotels Corp., 5.05%, 3/30/28	60,000	61,049
		387,983
Household Durables — 0.3%
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)	84,000	85,116
TopBuild Corp., 3.625%, 3/15/29(1)	155,000	148,148
		233,264
Independent Power and Renewable Electricity Producers — 0.2%
Greenko Wind Projects Mauritius Ltd., 7.25%, 9/27/28(1)	200,000	204,011
Insurance — 2.3%
American International Group, Inc., 4.85%, 5/7/30	93,000	95,215
71

Schedule of Investments - Short Duration Strategic Income ETF

	Principal Amount/Shares	Value
Aspen Insurance Holdings Ltd., 5.75%, 7/1/30	$250,000	$259,737
Athene Global Funding, 5.35%, 7/9/27(1)	413,000	420,092
F&G Annuities & Life, Inc., 6.50%, 6/4/29	350,000	365,065
GA Global Funding Trust, 2.25%, 1/6/27(1)	150,000	145,771
GA Global Funding Trust, 4.40%, 9/23/27(1)	200,000	200,475
Global Atlantic Fin Co., 4.40%, 10/15/29(1)	175,000	172,517
Liberty Mutual Group, Inc., VRN, 4.125%, 12/15/51(1)	296,000	290,441
		1,949,313
IT Services — 0.3%
Kyndryl Holdings, Inc., 2.70%, 10/15/28	242,000	230,172
Leisure Products — 0.5%
Mattel, Inc., 5.875%, 12/15/27(1)	390,000	392,244
Life Sciences Tools and Services — 0.8%
Illumina, Inc., 5.80%, 12/12/25	440,000	441,418
Illumina, Inc., 4.65%, 9/9/26	212,000	212,607
		654,025
Media — 2.4%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	280,000	278,764
Lamar Media Corp., 3.75%, 2/15/28	235,000	228,666
Nexstar Media, Inc., 5.625%, 7/15/27(1)	75,000	74,966
Nexstar Media, Inc., 4.75%, 11/1/28(1)(2)	420,000	412,543
Paramount Global, 2.90%, 1/15/27	335,000	327,808
Paramount Global, 4.95%, 1/15/31	199,000	197,823
Sirius XM Radio LLC, 3.125%, 9/1/26(1)	205,000	203,861
Sirius XM Radio LLC, 4.00%, 7/15/28(1)	140,000	135,205
TEGNA, Inc., 4.625%, 3/15/28	220,000	219,002
		2,078,638
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)	234,000	246,203
Oil, Gas and Consumable Fuels — 2.8%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 7/15/29(1)	110,000	114,832
Enbridge, Inc., VRN, 6.00%, 1/15/77	410,000	411,836
Energy Transfer LP, 5.625%, 5/1/27(1)	460,000	460,042
Petroleos Mexicanos, 4.50%, 1/23/26	164,000	163,121
Petroleos Mexicanos, 5.35%, 2/12/28	218,000	213,869
Petroleos Mexicanos, 5.95%, 1/28/31	605,000	566,025
SM Energy Co., 6.75%, 9/15/26	270,000	269,683
Venture Global LNG, Inc., 8.125%, 6/1/28(1)	200,000	207,366
		2,406,774
Passenger Airlines — 1.1%
American Airlines, Series 2017-2, Class B, 3.70%, 4/15/27	55,529	55,382
American Airlines Pass-Through Trust, Class A, 3.70%, 4/1/28	6,909	6,853
American Airlines, Inc., 7.25%, 2/15/28(1)(2)	190,000	195,047
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	309,547	310,356
Delta Air Lines, Inc., 4.95%, 7/10/28	155,000	157,003
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/25(1)	7,375	7,367
United Airlines, Inc., 4.375%, 4/15/26(1)	225,000	224,403
		956,411
Pharmaceuticals — 0.2%
EMD Finance LLC, 4.375%, 10/15/30(1)	190,000	189,829
Semiconductors and Semiconductor Equipment — 1.0%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/27	150,000	149,409
72

Schedule of Investments - Short Duration Strategic Income ETF

	Principal Amount/Shares	Value
Broadcom, Inc., 4.80%, 4/15/28	$230,000	$234,214
Intel Corp., 4.875%, 2/10/26	140,000	140,235
NXP BV/NXP Funding LLC/NXP USA, Inc., 4.30%, 8/19/28	123,000	123,281
ON Semiconductor Corp., 3.875%, 9/1/28(1)	217,000	211,067
		858,206
Software — 0.5%
AppLovin Corp., 5.125%, 12/1/29	278,000	284,409
Synopsys, Inc., 4.65%, 4/1/28	110,000	111,508
		395,917
Specialized REITs — 0.2%
EPR Properties, 4.50%, 6/1/27	180,000	179,545
Specialty Retail — 0.2%
Advance Auto Parts, Inc., 7.00%, 8/1/30(1)	177,000	181,749
Technology Hardware, Storage and Peripherals — 0.8%
Dell International LLC/EMC Corp., 4.75%, 4/1/28	186,000	188,662
Hewlett Packard Enterprise Co., 4.40%, 9/25/27	179,000	179,958
Western Digital Corp., 2.85%, 2/1/29	319,000	299,942
		668,562
Trading Companies and Distributors — 1.1%
Aircastle Ltd., 6.50%, 7/18/28(1)	95,000	99,997
Aircastle Ltd., 5.95%, 2/15/29(1)	210,000	219,205
Herc Holdings, Inc., 5.50%, 7/15/27(1)	332,000	331,847
Herc Holdings, Inc., 7.00%, 6/15/30(1)	300,000	312,426
		963,475
TOTAL CORPORATE BONDS (Cost $37,571,695)		38,058,658
COLLATERALIZED MORTGAGE OBLIGATIONS — 18.5%
Private Sponsor Collateralized Mortgage Obligations — 18.3%
Angel Oak Mortgage Trust, Series 2020-5, Class A2, SEQ, VRN, 1.58%, 5/25/65(1)	40,325	38,748
BRAVO Residential Funding Trust, Series 2025-NQM7, Class A1B, 5.46%, 7/25/65(1)	297,800	300,517
BRAVO Trust, Series 2025-SR1, Class A1, SEQ, 3.00%, 3/25/45(1)	270,778	261,441
Chase Home Lending Mortgage Trust, Series 2024-2, Class A6A, SEQ, VRN, 6.00%, 2/25/55(1)	157,474	158,365
Chase Home Lending Mortgage Trust, Series 2024-3, Class A4, SEQ, VRN, 6.00%, 2/25/55(1)	144,148	146,133
Chase Home Lending Mortgage Trust, Series 2024-6, Class A9A, VRN, 6.00%, 5/25/55(1)	145,497	146,959
Chase Home Lending Mortgage Trust, Series 2024-7, Class A4, VRN, 6.00%, 6/25/55(1)	315,378	318,957
Chase Home Lending Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 8/25/55(1)	81,487	81,473
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(1)	143,008	143,779
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(1)	54,449	54,523
Chase Home Lending Mortgage Trust, Series 2025-2, Class A4, VRN, 6.00%, 12/25/55(1)	293,345	299,402
Chase Home Lending Mortgage Trust, Series 2025-5, Class A4A, VRN, 5.50%, 4/25/56(1)	269,621	271,530
Chase Home Lending Mortgage Trust, Series 2025-8, Class A4, VRN, 6.00%, 6/25/56(1)	329,011	334,499
Chase Home Lending Mortgage Trust, Series 2025-8, Class A9, VRN, 6.25%, 6/25/56(1)	295,460	300,573
Chase Home Lending Mortgage Trust, Series 2025-9, Class A4A, VRN, 5.50%, 6/25/56(1)	410,000	411,807
Citigroup Mortgage Loan Trust, Series 2024-1, Class A7A, VRN, 6.00%, 7/25/54(1)	121,319	122,958
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A11, VRN, 5.50%, 6/25/54(1)	243,702	244,669
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A5, VRN, 5.50%, 6/25/54(1)	196,819	196,780
Citigroup Mortgage Loan Trust, Series 2025-2, Class A10, VRN, 6.00%, 2/25/55(1)	388,515	394,189
Cross Mortgage Trust, Series 2024-H3, Class A2, 6.58%, 6/25/69(1)	186,868	189,281
EFMT, Series 2025-NQM3, Class A1B, 5.49%, 8/25/70(1)	396,048	397,852
Ellington Financial Mortgage Trust, Series 2020-1, Class A1, VRN, 2.01%, 5/25/65(1)	6,956	6,923
GCAT Trust, Series 2022-NQM4, Class A3, 5.73%, 8/25/67(1)	329,903	330,091
GS Mortgage-Backed Securities Trust, Series 2024-PJ7, Class A7, SEQ, VRN, 5.50%, 11/25/54(1)	156,549	156,456
73

Schedule of Investments - Short Duration Strategic Income ETF

	Principal Amount/Shares	Value
GS Mortgage-Backed Securities Trust, Series 2025-PJ5, Class A5, VRN, 5.50%, 10/25/55(1)	$204,891	$206,405
GS Mortgage-Backed Securities Trust, Series 2025-PJ6, Class A4, VRN, 6.00%, 11/25/55(1)	351,371	356,824
GS Mortgage-Backed Securities Trust, Series 2025-PJ7, Class A5, VRN, 5.50%, 12/25/55(1)	304,393	306,292
JP Morgan Mortgage Trust, Series 2023-6, Class A4, SEQ, VRN, 6.00%, 12/26/53(1)	180,113	182,220
JP Morgan Mortgage Trust, Series 2023-8, Class A4, SEQ, VRN, 6.00%, 2/25/54(1)	324,791	328,639
JP Morgan Mortgage Trust, Series 2024-1, Class A4, SEQ, VRN, 6.00%, 6/25/54(1)	222,445	224,621
JP Morgan Mortgage Trust, Series 2024-11, Class A4, VRN, 6.00%, 4/25/55(1)	253,324	257,002
JP Morgan Mortgage Trust, Series 2024-11, Class A6, SEQ, VRN, 6.00%, 4/25/55(1)	235,405	237,269
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(1)	78,679	79,203
JP Morgan Mortgage Trust, Series 2024-6, Class A6, SEQ, VRN, 6.00%, 12/25/54(1)	52,105	52,352
JP Morgan Mortgage Trust, Series 2024-8, Class A3, VRN, 5.50%, 1/25/55(1)	151,284	151,740
JP Morgan Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 1/25/55(1)	113,488	113,677
JP Morgan Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 2/25/55(1)	97,666	97,674
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(1)	136,573	138,636
JP Morgan Mortgage Trust, Series 2025-5MPR, Class A3, 6.16%, 11/25/55(1)	307,390	311,418
JP Morgan Mortgage Trust, Series 2025-CCM2, Class A4, SEQ, VRN, 6.00%, 9/25/55(1)	415,428	422,099
JP Morgan Mortgage Trust, Series 2025-NQM2, Class A1B, 5.57%, 9/25/65(1)	242,399	244,590
MFA Trust, Series 2023-NQM3, Class A1, SEQ, 6.62%, 7/25/68(1)	142,936	144,087
MFA Trust, Series 2024-NQM1, Class A2, SEQ, 6.83%, 3/25/69(1)	81,536	82,679
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-3, Class A2, VRN, 6.00%, 7/25/54(1)	82,839	83,241
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM1, Class A3, 6.14%, 11/25/69(1)	338,103	341,601
OBX Trust, Series 2022-NQM9, Class A2, 6.45%, 9/25/62(1)	152,737	152,539
OBX Trust, Series 2024-J1, Class A5, SEQ, VRN, 5.50%, 9/25/54(1)	79,077	79,380
OBX Trust, Series 2024-NQM11, Class A3, 6.23%, 6/25/64(1)	187,588	189,432
OBX Trust, Series 2024-NQM7, Class A1, 6.24%, 3/25/64(1)	274,629	278,001
OBX Trust, Series 2025-J1, Class A4, SEQ, VRN, 6.00%, 5/25/55(1)	352,918	358,969
PMT Loan Trust, Series 2025-J2, Class A9, VRN, 5.50%, 8/25/56(1)	475,000	477,190
Provident Funding Mortgage Trust, Series 2024-1, Class A2, VRN, 5.50%, 12/25/54(1)	239,619	241,078
Provident Funding Mortgage Trust, Series 2025-3, Class A4, VRN, 5.50%, 8/25/55(1)	298,037	299,701
Radian Mortgage Capital Trust, Series 2025-J2, Class A15, VRN, 5.50%, 11/25/55(1)	352,807	355,113
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(1)	287,251	287,729
RATE Mortgage Trust, Series 2025-J2, Class A5, VRN, 5.50%, 7/25/55(1)	388,840	391,966
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(1)	199,804	199,944
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(1)	70,265	70,604
Sequoia Mortgage Trust, Series 2024-4, Class A4, VRN, 6.00%, 5/25/54(1)	226,074	228,863
Sequoia Mortgage Trust, Series 2024-8, Class A11, SEQ, VRN, 5.50%, 9/25/54(1)	128,900	128,864
Sequoia Mortgage Trust, Series 2024-8, Class A5, SEQ, VRN, 5.50%, 9/25/54(1)	168,432	169,129
Sequoia Mortgage Trust, Series 2024-9, Class A5, SEQ, VRN, 5.50%, 10/25/54(1)	100,345	100,796
Sequoia Mortgage Trust, Series 2025-5, Class A5, SEQ, VRN, 5.50%, 6/25/55(1)	382,711	385,147
Sequoia Mortgage Trust, Series 2025-7, Class A5, SEQ, VRN, 5.50%, 8/25/55(1)	373,560	376,523
Sequoia Mortgage Trust, Series 2025-8, Class A4, VRN, 5.50%, 9/25/55(1)	256,000	257,217
Triangle Re Ltd., Series 2023-1, Class M1A, VRN, 7.75%, (30-day average SOFR plus 3.40%), 11/25/33(1)	42,472	42,910
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(1)	33,724	31,519
Verus Securitization Trust, Series 2024-4, Class A1, 6.22%, 6/25/69(1)	114,159	115,574
Verus Securitization Trust, Series 2024-5, Class A1, 6.19%, 6/25/69(1)	245,589	248,744
Verus Securitization Trust, Series 2024-9, Class A3, 5.89%, 11/25/69(1)	271,185	272,857
Verus Securitization Trust, Series 2025-4, Class A3, 5.75%, 5/25/70(1)	144,355	145,262
Vista Point Securitization Trust, Series 2020-2, Class A1, VRN, 1.48%, 4/25/65(1)	48,966	47,203
		15,602,428
U.S. Government Agency Collateralized Mortgage Obligations — 0.2%
FHLMC, Series 2022-DNA5, Class M1A, VRN, 7.30%, (30-day average SOFR plus 2.95%), 6/25/42(1)	40,578	41,409
FHLMC, Series 2022-DNA6, Class M1A, VRN, 6.50%, (30-day average SOFR plus 2.15%), 9/25/42(1)	27,438	27,630
74

Schedule of Investments - Short Duration Strategic Income ETF

	Principal Amount/Shares	Value
FNMA, Series 2024-R01, Class 1M1, VRN, 5.40%, (30-day average SOFR plus 1.05%), 1/25/44(1)	$83,628	$83,660
		152,699
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,633,673)		15,755,127
ASSET-BACKED SECURITIES — 9.2%
ACM Auto Trust, Series 2023-2A, Class B, 9.85%, 6/20/30(1)	279,580	284,156
Aligned Data Centers Issuer LLC, Series 2022-1A, Class A2, SEQ, 6.35%, 10/15/47(1)	250,000	250,277
BHG Securitization Trust, Series 2025-1CON, Class B, 5.26%, 4/17/36(1)	256,000	259,232
CARS-DB5 LP, Series 2021-1A, Class A3, SEQ, 1.92%, 8/15/51(1)	246,719	237,987
Centersquare Issuer LLC, Series 2025-3A, Class A2, SEQ, 5.00%, 8/25/55(1)	360,266	346,288
Cherry Securitization Trust, Series 2025-1A, Class B, 6.53%, 11/15/32(1)	365,000	373,299
ClickLease Equipment Receivables Trust, Series 2024-1, Class B, 7.34%, 2/15/30(1)	192,077	192,628
College Avenue Student Loans LLC, Series 2019-A, Class C, 4.46%, 12/28/48(1)	330,848	323,430
Concord Music Royalties LLC, Series 2024-1A, Class A, SEQ, 5.64%, 10/20/74(1)	413,000	416,176
Concord Music Royalties LLC, Series 2025-1A, Class A2, SEQ, 5.51%, 7/20/75(1)	251,000	253,230
DataBank Issuer LLC, Series 2023-1A, Class A2, SEQ, 5.12%, 2/25/53(1)	302,000	301,430
Diamond Issuer LLC, Series 2021-1A, Class A, SEQ, 2.31%, 11/20/51(1)	165,000	157,054
EDI ABS Issuer 1 LLC, Series 2025-1A, Class B, 4.55%, 7/25/55(1)	147,000	141,216
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)	100,000	97,279
GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, VRN, 5.95%, (30-day average SOFR plus 1.60%), 8/25/54(1)	187,747	188,506
Hilton Grand Vacations Trust, Series 2019-AA, Class A, SEQ, 2.34%, 7/25/33(1)	260,263	257,743
Hilton Grand Vacations Trust, Series 2024-2A, Class D, 6.91%, 3/25/38(1)	62,645	64,450
LMRK Issuer Co. 2 LLC, Series 2025-1A, Class A, SEQ, 5.52%, 9/15/55(1)	288,000	290,674
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, SEQ, 5.76%, 12/22/64(1)	261,624	265,873
Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, SEQ, 5.60%, 9/20/65(1)	155,000	157,039
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 5.41%, 9/15/31(1)	246,000	248,033
MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37(1)	44,906	44,431
Nelnet Student Loan Trust, Series 2019-5, Class A, SEQ, 2.53%, 10/25/67(1)	46,061	42,244
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)	200,000	132,032
OnDeck Asset Securitization Trust IV LLC, Series 2024-2A, Class B, 5.42%, 10/17/31(1)	143,000	143,919
PK Alift Loan Funding 3 LP, Series 2024-1, Class A1, SEQ, 5.84%, 9/15/39(1)	157,145	161,210
RCKT Mortgage Trust, Series 2024-CES1, Class A1A, VRN, 6.03%, 2/25/44(1)	178,153	179,793
RCKT Mortgage Trust, Series 2024-CES3, Class A1A, VRN, 6.59%, 5/25/44(1)	70,300	71,493
RCKT Trust, Series 2025-1A, Class D, 5.42%, 7/25/34(1)	138,000	139,245
Research-Driven Pagaya Motor Asset Trust, Series 2025-4A, Class B, 5.50%, 4/25/34(1)	379,194	381,919
Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class B, 5.64%, 12/15/33(1)	115,083	116,076
Scalelogix ABS U.S. Issuer LLC, Series 2025-1A, Class B, 6.16%, 7/25/55(1)	248,000	248,150
Towd Point Mortgage Trust, Series 2024-CES3, Class A1, VRN, 6.29%, 5/25/64(1)	194,656	197,337
Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class B, 6.37%, 4/20/55(1)	206,262	212,836
Vertical Bridge CC LLC, Series 2025-1A, Class C, 7.45%, 8/16/55(1)	259,741	258,639
Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.68%, 5/25/54(1)	252,371	255,440
Wireless PropCo Funding LLC, Series 2025-1A, Class A2, SEQ, 4.07%, 6/25/55(1)	114,735	111,259
TOTAL ASSET-BACKED SECURITIES (Cost $7,730,613)		7,802,023
U.S. TREASURY SECURITIES — 8.5%
U.S. Treasury Notes, 3.875%, 5/31/27	1,100,000	1,103,781
U.S. Treasury Notes, 4.625%, 6/15/27(3)	925,000	940,248
U.S. Treasury Notes, 3.875%, 7/31/27	795,000	798,354
U.S. Treasury Notes, 4.25%, 1/15/28	1,320,000	1,339,284
U.S. Treasury Notes, 3.75%, 5/15/28	1,450,000	1,456,061
U.S. Treasury Notes, 4.125%, 3/31/29	1,600,000	1,627,469
TOTAL U.S. TREASURY SECURITIES (Cost $7,190,443)		7,265,197
75

Schedule of Investments - Short Duration Strategic Income ETF

	Principal Amount/Shares	Value
CONVERTIBLE PREFERRED SECURITIES — 7.2%
Banks — 6.0%
Australia & New Zealand Banking Group Ltd., 6.75%(1)	200,000	$202,811
Banco Bilbao Vizcaya Argentaria SA, 6.125%	400,000	399,059
Banco Mercantil del Norte SA, 5.875%(1)	200,000	197,265
Banco Santander SA, 4.75%	400,000	391,838
Barclays PLC, 6.125%(2)	410,000	411,012
BNP Paribas SA, 4.625%(1)	450,000	441,390
BNP Paribas SA, 8.50%(1)	200,000	212,933
Credit Agricole SA, 8.125%(1)	400,000	403,272
Danske Bank AS, 4.375%	400,000	396,384
HSBC Holdings PLC, 6.00%	400,000	401,090
ING Groep NV, 5.75%	445,000	446,016
Macquarie Bank Ltd., 6.125%(1)	220,000	222,385
Nordea Bank Abp, 6.625%(1)(2)	200,000	201,651
Skandinaviska Enskilda Banken AB, 6.875%	400,000	409,455
Societe Generale SA, 9.375%(1)	200,000	213,992
Svenska Handelsbanken AB, 4.375%	200,000	196,449
		5,147,002
Capital Markets — 0.7%
Deutsche Bank AG, 6.00%	200,000	200,024
UBS Group AG, 9.25%(1)	365,000	400,930
		600,954
Insurance — 0.5%
Allianz SE, 3.50%(1)	400,000	397,383
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $6,077,698)		6,145,339
COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.4%
Bank, Series 2018-BN15, Class D, 3.00%, 11/15/61(1)	$23,000	18,629
Bank, Series 2019-BN17, Class D, 3.00%, 4/15/52(1)	35,000	29,715
Benchmark Mortgage Trust, Series 2018-B5, Class B, 4.57%, 7/15/51	104,014	97,762
Benchmark Mortgage Trust, Series 2018-B5, Class D, VRN, 3.25%, 7/15/51(1)	100,000	77,728
Benchmark Mortgage Trust, Series 2019-B13, Class D, 2.50%, 8/15/57(1)	23,000	13,297
Benchmark Mortgage Trust, Series 2020-B16, Class D, 2.50%, 2/15/53(1)	68,000	50,872
BX Commercial Mortgage Trust, Series 2022-CSMO, Class A, VRN, 6.48%, (1-month SOFR plus 2.11%), 6/15/27(1)	200,000	201,398
BX Trust, Series 2021-ARIA, Class A, VRN, 5.38%, (1-month SOFR plus 1.01%), 10/15/36(1)	200,000	200,055
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class A, VRN, 5.63%, (1-month SOFR plus 1.26%), 11/15/38(1)	150,000	149,415
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class B, VRN, 5.98%, (1-month SOFR plus 1.61%), 11/15/38(1)	200,000	199,512
ELP Commercial Mortgage Trust, Series 2021-ELP, Class B, VRN, 5.60%, (1-month SOFR plus 1.23%), 11/15/38(1)	223,141	223,017
Extended Stay America Trust, Series 2021-ESH, Class D, VRN, 6.73%, (1-month SOFR plus 2.36%), 7/15/38(1)	313,129	313,515
Extended Stay America Trust, Series 2021-ESH, Class E, VRN, 7.33%, (1-month SOFR plus 2.96%), 7/15/38(1)	85,090	85,224
Life Mortgage Trust, Series 2021-BMR, Class D, VRN, 5.88%, (1-month SOFR plus 1.51%), 3/15/38(1)	112,000	111,338
Morgan Stanley Capital I Trust, Series 2018-H3, Class D, 3.00%, 7/15/51(1)	22,000	18,321
Morgan Stanley Capital I Trust, Series 2018-L1, Class D, 3.00%, 10/15/51(1)	39,000	32,349
ONNI Commerical Mortgage Trust, Series 2024-APT, Class A, SEQ, VRN, 5.75%, 7/15/39(1)	200,000	205,402
SCG Mortgage Trust, Series 2024-MSP, Class B, VRN, 6.80%, (1-month SOFR plus 2.44%), 4/15/41(1)	261,000	261,335
SHR Trust, Series 2024-LXRY, Class B, VRN, 6.81%, (1-month SOFR plus 2.45%), 10/15/41(1)	247,000	248,052
SMRT Commercial Mortgage Trust, Series 2022-MINI, Class B, VRN, 5.71%, (1-month SOFR plus 1.35%), 1/15/39(1)	225,000	224,002
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, VRN, 5.81%, (1-month SOFR plus 1.44%), 2/15/42(1)	246,000	244,553
THPT Mortgage Trust, Series 2023-THL, Class B, VRN, 7.92%, 12/10/34(1)	300,000	303,077
UBS Commercial Mortgage Trust, Series 2018-C14, Class B, VRN, 5.10%, 12/15/51	220,000	214,007
UBS Commercial Mortgage Trust, Series 2018-C15, Class D, VRN, 5.31%, 12/15/51(1)	19,000	17,308
76

Schedule of Investments - Short Duration Strategic Income ETF

	Principal Amount/Shares	Value
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, SEQ, VRN, 6.13%, 3/15/40(1)	$209,000	$209,651
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class D, VRN, 2.60%, 11/15/50(1)	20,000	16,700
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,726,023)		3,766,234
PREFERRED SECURITIES — 4.0%
Banks — 1.8%
Bank of America Corp., 4.375%	235,000	230,139
Bank of America Corp., 6.25%	240,000	240,814
Citigroup, Inc., 3.875%	255,000	252,344
Citigroup, Inc., 4.00%	231,000	229,410
Citigroup, Inc., 6.25%	245,000	246,788
Fifth Third Bancorp, 4.50%	230,000	229,811
M&T Bank Corp., 5.125%	123,000	122,326
		1,551,632
Capital Markets — 0.5%
Charles Schwab Corp., 4.00%	207,000	204,140
Goldman Sachs Group, Inc., 7.38%	235,000	236,614
		440,754
Consumer Finance — 0.3%
Ally Financial, Inc., 4.70%	137,000	133,566
Ally Financial, Inc., 4.70%	150,000	137,166
		270,732
Multi-Utilities — 0.3%
Sempra, 4.875%	231,000	231,171
Oil, Gas and Consumable Fuels — 0.5%
Energy Transfer LP, 6.50%	440,000	442,702
Trading Companies and Distributors — 0.6%
Air Lease Corp., 4.65%	205,000	203,264
Aircastle Ltd., 5.25%(1)	288,000	286,877
		490,141
TOTAL PREFERRED SECURITIES (Cost $3,395,572)		3,427,132
COLLATERALIZED LOAN OBLIGATIONS — 1.2%
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 5.83%, (1-month SOFR plus 1.46%), 11/15/36(1)	$53,425	53,453
BSPRT Issuer Ltd., Series 2023-FL10, Class A, VRN, 6.62%, (1-month SOFR plus 2.26%), 9/15/35(1)	86,483	86,563
BXMT Ltd., Series 2021-FL4, Class AS, VRN, 5.78%, (1-month SOFR plus 1.41%), 5/15/38(1)	250,000	248,350
CBAM Ltd., Series 2019-11RA, Class C, VRN, 6.84%, (3-month SOFR plus 2.51%), 1/20/35(1)	100,000	100,205
Dryden 30 Senior Loan Fund, Series 2013-30A, Class CR, VRN, 6.17%, (3-month SOFR plus 1.96%), 11/15/28(1)	75,000	75,110
KKR CLO 10 Ltd., Series 10, Class BR, VRN, 6.28%, (3-month SOFR plus 1.96%), 9/15/29(1)	91,142	91,207
Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class A, VRN, 6.70%, (1-month SOFR plus 2.37%), 10/25/39(1)	515	515
Sixth Street CLO VIII Ltd., Series 2017-8A, Class BR2, VRN, 6.13%, (3-month SOFR plus 1.80%), 10/20/34(1)	325,000	325,510
TRTX Issuer Ltd., Series 2021-FL4, Class A, VRN, 5.68%, (1-month SOFR plus 1.31%), 3/15/38(1)	50,672	50,680
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $1,006,630)		1,031,593
BANK LOAN OBLIGATIONS(4) — 0.3%
Passenger Airlines — 0.2%
American Airlines, Inc., 2024 1st Lien Term Loan B, 6.50%, (6-month SOFR plus 2.25%), 2/15/28	130,950	130,471
Pharmaceuticals — 0.1%
Elanco Animal Health, Inc., Term Loan B, 6.20%, (1-month SOFR plus 1.75%), 8/1/27	89,670	89,674
TOTAL BANK LOAN OBLIGATIONS (Cost $218,583)		220,145
77

Schedule of Investments - Short Duration Strategic Income ETF

	Principal Amount/Shares	Value
MUNICIPAL SECURITIES — 0.3%
Florida Local Government Finance Commission Rev., (Ponte Vedra Pine Co. LLC Obligated Group), 6.75%, 11/15/30(1)(5) (Cost $210,000)	$210,000	$210,768
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%
Luxembourg — 0.2%
Eagle Funding Luxco SARL, 5.50%, 8/17/30(1) (Cost $202,493)	203,000	206,116
SHORT-TERM INVESTMENTS — 2.0%
Money Market Funds — 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	758,683	758,683
State Street Navigator Securities Lending Government Money Market Portfolio(6)	953,583	953,583
TOTAL SHORT-TERM INVESTMENTS (Cost $1,712,266)		1,712,266
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $84,675,689)		85,600,598
OTHER ASSETS AND LIABILITIES — (0.5)%		(434,033)
TOTAL NET ASSETS — 100.0%		$85,166,565

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	81	December 2025	$16,891,664	$9,592
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	6	December 2025	$675,000	$(2,496)
U.S. Treasury 10-Year Ultra Notes	4	December 2025	457,625	(1,059)
			$1,132,625	$(3,555)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 44	Buy	(5.00)%	6/20/30	$2,700,000	$(190,489)	$(31,379)	$(221,868)
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

78

Schedule of Investments - Short Duration Strategic Income ETF

NOTES TO SCHEDULE OF INVESTMENTS
CDX	–	Credit Derivatives Indexes
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $46,185,199, which represented 54.2% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $923,134. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $360,852.
(4)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(5)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(6)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $953,583.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$38,058,658	—
Collateralized Mortgage Obligations	—	15,755,127	—
Asset-Backed Securities	—	7,802,023	—
U.S. Treasury Securities	—	7,265,197	—
Convertible Preferred Securities	—	6,145,339	—
Commercial Mortgage-Backed Securities	—	3,766,234	—
Preferred Securities	—	3,427,132	—
Collateralized Loan Obligations	—	1,031,593	—
Bank Loan Obligations	—	220,145	—
Municipal Securities	—	210,768	—
Sovereign Governments and Agencies	—	206,116	—
Short-Term Investments	$1,712,266	—	—
	$1,712,266	$83,888,332	—
Other Financial Instruments
Futures Contracts	$9,592	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$3,555	—	—
Swap Agreements	—	$221,868	—
	$3,555	$221,868	—

79

Schedule of Investments - Short Duration Strategic Income ETF
DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

	Type of Risk Exposure
	Credit Risk	Interest Rate Risk	Total
Asset Derivatives:
Receivable for variation margin on futures contracts*	—	$3,781	$3,781
Receivable for variation margin on swap agreements*	$4,850	—	4,850
			$8,631
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended August 31, 2025.

	Type of Risk Exposure
	Credit Risk	Interest Rate Risk	Total
Net realized gain (loss) on:
Futures contract transactions	—	$(44,175)	$(44,175)
Swap agreement transactions	$(12,440)	—	(12,440)
			$(56,615)
Change in net unrealized appreciation (depreciation) on:
Futures contracts	—	$19,960	$19,960
Swap agreements	$(18,048)	—	(18,048)
			$1,912

See Notes to Financial Statements.
80

Statements of Assets and Liabilities

AUGUST 31, 2025
	California Municipal Bond ETF	Diversified Corporate Bond ETF
Assets
Investment securities, at value	$51,093,609	$560,030,549
Investment made with cash collateral received for securities on loan, at value	—	13,730,943
Deposits with broker for futures contracts	17,050	—
Receivable for variation margin on futures contracts	1,344	—
Interest receivable	613,891	7,126,445
Securities lending receivable	—	2,879
	51,725,894	580,890,816

Liabilities
Payable for collateral received for securities on loan	—	13,730,943
Payable for investments purchased	617,793	620,040
Payable for variation margin on futures contracts	—	374,623
Accrued management fees	12,059	136,158
	629,852	14,861,764

Net Assets	$51,096,042	$566,029,052

Shares outstanding (unlimited number of shares authorized)	1,050,000	12,000,000

Net Asset Value Per Share	$48.66	$47.17

Net Assets Consist of:
Capital paid in	$52,019,793	$575,506,409
Distributable earnings (loss)	(923,751)	(9,477,357)
	$51,096,042	$566,029,052

Investment securities, at cost	$51,728,235	$552,269,654
Investment securities on loan, at value	—	$13,274,375
Investment made with cash collateral received for securities on loan, at cost	—	$13,730,943

See Notes to Financial Statements.
81

Statements of Assets and Liabilities

AUGUST 31, 2025
	Diversified Municipal Bond ETF	Multisector Floating Income ETF
Assets
Investment securities, at value	$490,293,608	$50,549,559
Deposits with broker for futures contracts	148,600	—
Receivable for investments sold	5,000	—
Receivable for variation margin on futures contracts	12,078	—
Interest receivable	5,972,319	191,384
	496,431,605	50,740,943

Liabilities
Payable for investments purchased	8,185,941	—
Accrued management fees	111,655	11,610
	8,297,596	11,610

Net Assets	$488,134,009	$50,729,333

Shares outstanding (unlimited number of shares authorized)	9,950,000	1,000,000

Net Asset Value Per Share	$49.06	$50.73

Net Assets Consist of:
Capital paid in	$516,528,775	$50,487,955
Distributable earnings (loss)	(28,394,766)	241,378
	$488,134,009	$50,729,333

Investment securities, at cost	$500,173,258	$50,465,500

See Notes to Financial Statements.
82

Statements of Assets and Liabilities

AUGUST 31, 2025
	Multisector Income ETF	Select High Yield ETF
Assets
Investment securities, at value	$175,736,368	$45,977,296
Investment made with cash collateral received for securities on loan, at value	5,835,471	1,505,158
Cash	477,868	—
Receivable for investments sold	1,040,000	—
Interest and dividends receivable	1,744,445	749,639
Securities lending receivable	1,802	786
	184,835,954	48,232,879

Liabilities
Payable for collateral received for securities on loan	5,835,471	1,505,158
Payable for investments purchased	3,878,494	—
Payable for variation margin on futures contracts	45,003	—
Accrued management fees	51,445	16,198
	9,810,413	1,521,356

Net Assets	$175,025,541	$46,711,523

Shares outstanding (unlimited number of shares authorized)	3,950,000	1,000,000

Net Asset Value Per Share	$44.31	$46.71

Net Assets Consist of:
Capital paid in	$186,986,452	$48,510,617
Distributable earnings (loss)	(11,960,911)	(1,799,094)
	$175,025,541	$46,711,523

Investment securities, at cost	$173,582,983	$45,814,648
Investment securities on loan, at value	$7,969,325	$1,514,062
Investment made with cash collateral received for securities on loan, at cost	$5,835,471	$1,505,158

See Notes to Financial Statements.
83

Statements of Assets and Liabilities

AUGUST 31, 2025
Short Duration Strategic Income ETF
Assets
Investment securities, at value	$84,647,015
Investment made with cash collateral received for securities on loan, at value	953,583
Cash	2,646
Receivable for variation margin on futures contracts	3,781
Receivable for variation margin on swap agreements	4,850
Interest and dividends receivable	784,292
Securities lending receivable	285
86,396,452

Liabilities
Payable for collateral received for securities on loan	953,583
Payable for investments purchased	253,466
Accrued management fees	22,838
1,229,887

Net Assets	$85,166,565

Shares outstanding (unlimited number of shares authorized)	1,650,000

Net Asset Value Per Share	$51.62

Net Assets Consist of:
Capital paid in	$83,807,676
Distributable earnings (loss)	1,358,889
$85,166,565

Investment securities, at cost	$83,722,106
Investment securities on loan, at value	$923,134
Investment made with cash collateral received for securities on loan, at cost	$953,583

See Notes to Financial Statements.
84

Statements of Operations

YEAR ENDED AUGUST 31, 2025
	California Municipal Bond ETF	Diversified Corporate Bond ETF
Investment Income (Loss)
Income:
Interest	$1,247,184	$22,971,143
Securities lending, net	—	24,888
	1,247,184	22,996,031

Expenses:
Management fees	90,961	1,228,503
Trustees' fees and expenses	643	—
Other expenses	15	6,335
	91,619	1,234,838

Net investment income (loss)	1,155,565	21,761,193

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(456,114)	365,838
Futures contract transactions	(867)	(1,928,075)
	(456,981)	(1,562,237)

Change in net unrealized appreciation (depreciation) on:
Investments	(678,167)	946,860
Futures contracts	(547)	333,954
	(678,714)	1,280,814

Net realized and unrealized gain (loss)	(1,135,695)	(281,423)

Net Increase (Decrease) in Net Assets Resulting from Operations	$19,870	$21,479,770

See Notes to Financial Statements.
85

Statements of Operations

YEAR ENDED AUGUST 31, 2025
	Diversified Municipal Bond ETF	Multisector Floating Income ETF
Investment Income (Loss)
Income:
Interest	$19,727,657	$3,111,266

Expenses:
Management fees	1,451,353	148,964
Other expenses	1,025	—
	1,452,378	148,964

Fees waived	(8,271)	—
	1,444,107	148,964

Net investment income (loss)	18,283,550	2,962,302

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(4,629,099)	36,074
Futures contract transactions	(56,730)	(104,523)
	(4,685,829)	(68,449)

Change in net unrealized appreciation (depreciation) on:
Investments	(14,954,574)	25,677
Futures contracts	(3,319)	11,230
	(14,957,893)	36,907

Net realized and unrealized gain (loss)	(19,643,722)	(31,542)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,360,172)	$2,930,760

See Notes to Financial Statements.
86

Statements of Operations

YEAR ENDED AUGUST 31, 2025
	Multisector Income ETF	Select High Yield ETF
Investment Income (Loss)
Income:
Interest	$11,066,726	$2,250,605
Dividends	156,437	—
Securities lending, net	15,994	12,566
	11,239,157	2,263,171

Expenses:
Management fees	640,320	160,417
Other expenses	19,978	—
	660,298	160,417

Net investment income (loss)	10,578,859	2,102,754

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	2,203,319	(157,844)
Futures contract transactions	(478,403)	—
Swap agreement transactions	196,052	—
Foreign currency translation transactions	(49)	—
	1,920,919	(157,844)

Change in net unrealized appreciation (depreciation) on:
Investments	(2,159,102)	558,340
Futures contracts	448,292	—
Swap agreements	(181,143)	—
Translation of assets and liabilities in foreign currencies	(1)	—
	(1,891,954)	558,340

Net realized and unrealized gain (loss)	28,965	400,496

Net Increase (Decrease) in Net Assets Resulting from Operations	$10,607,824	$2,503,250

See Notes to Financial Statements.
87

Statements of Operations

YEAR ENDED AUGUST 31, 2025
Short Duration Strategic Income ETF
Investment Income (Loss)
Income:
Interest	$3,982,936
Dividends	24,166
Securities lending, net	2,413
4,009,515

Expenses:
Management fees	235,378
Other expenses	840
236,218

Net investment income (loss)	3,773,297

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	301,369
Futures contract transactions	(44,175)
Swap agreement transactions	(12,440)
244,754

Change in net unrealized appreciation (depreciation) on:
Investments	103,425
Futures contracts	19,960
Swap agreements	(18,048)
105,337

Net realized and unrealized gain (loss)	350,091

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,123,388

See Notes to Financial Statements.
88

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2025 AND AUGUST 31, 2024 (EXCEPT AS NOTED)
	California Municipal Bond ETF		Diversified Corporate Bond ETF
Increase (Decrease) in Net Assets	August 31, 2025	August 31, 2024(1)	August 31, 2025	August 31, 2024
Operations
Net investment income (loss)	$1,155,565	$74,746	$21,761,193	$12,174,854
Net realized gain (loss)	(456,981)	(4,763)	(1,562,237)	1,253,473
Change in net unrealized appreciation (depreciation)	(678,714)	43,731	1,280,814	10,211,555
Net increase (decrease) in net assets resulting from operations	19,870	113,714	21,479,770	23,639,882

Distributions to Shareholders
From earnings	(1,057,335)	—	(20,685,860)	(11,800,430)

Capital Share Transactions
Proceeds from shares sold	29,361,960	22,564,365	274,882,050	145,618,445
Payments for shares redeemed	—	—	(4,617,630)	(75,831,635)
Other capital	52,852	40,616	8,509	6,765
Net increase (decrease) in net assets from capital share transactions	29,414,812	22,604,981	270,272,929	69,793,575

Net increase (decrease) in net assets	28,377,347	22,718,695	271,066,839	81,633,027

Net Assets
Beginning of period	22,718,695	—	294,962,213	213,329,186
End of period	$51,096,042	$22,718,695	$566,029,052	$294,962,213

Transactions in Shares of the Funds
Sold	600,000	450,000	5,900,000	3,150,000
Redeemed	—	—	(100,000)	(1,650,000)
Net increase (decrease) in shares of the funds	600,000	450,000	5,800,000	1,500,000
(1)July 16, 2024 (fund inception) through August 31, 2024.

See Notes to Financial Statements.
89

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2025 AND AUGUST 31, 2024
	Diversified Municipal Bond ETF		Multisector Floating Income ETF
Increase (Decrease) in Net Assets	August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024
Operations
Net investment income (loss)	$18,283,550	$13,592,900	$2,962,302	$1,815,877
Net realized gain (loss)	(4,685,829)	(3,704,897)	(68,449)	112,659
Change in net unrealized appreciation (depreciation)	(14,957,893)	15,942,754	36,907	(14,566)
Net increase (decrease) in net assets resulting from operations	(1,360,172)	25,830,757	2,930,760	1,913,970

Distributions to Shareholders
From earnings	(17,940,085)	(13,106,495)	(3,171,740)	(1,628,885)

Capital Share Transactions
Proceeds from shares sold	62,904,830	127,993,660	—	37,872,675
Payments for shares redeemed	(34,241,390)	(2,503,870)	(7,544,790)	—
Other capital	210,406	148,643	3,064	102,256
Net increase (decrease) in net assets from capital share transactions	28,873,846	125,638,433	(7,541,726)	37,974,931

Net increase (decrease) in net assets	9,573,589	138,362,695	(7,782,706)	38,260,016

Net Assets
Beginning of period	478,560,420	340,197,725	58,512,039	20,252,023
End of period	$488,134,009	$478,560,420	$50,729,333	$58,512,039

Transactions in Shares of the Funds
Sold	1,250,000	2,550,000	—	750,000
Redeemed	(700,000)	(50,000)	(150,000)	—
Net increase (decrease) in shares of the funds	550,000	2,500,000	(150,000)	750,000

See Notes to Financial Statements.
90

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2025 AND AUGUST 31, 2024
	Multisector Income ETF		Select High Yield ETF
Increase (Decrease) in Net Assets	August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024
Operations
Net investment income (loss)	$10,578,859	$10,379,256	$2,102,754	$1,887,553
Net realized gain (loss)	1,920,919	762,127	(157,844)	(872,915)
Change in net unrealized appreciation (depreciation)	(1,891,954)	6,647,873	558,340	2,400,327
Net increase (decrease) in net assets resulting from operations	10,607,824	17,789,256	2,503,250	3,414,965

Distributions to Shareholders
From earnings	(11,110,650)	(10,316,970)	(2,076,585)	(1,906,860)

Capital Share Transactions
Proceeds from shares sold	8,730,355	48,475,385	11,570,226	2,227,325
Payments for shares redeemed	(21,758,733)	(27,098,820)	—	—
Other capital	1,021	66,225	1,308	208
Net increase (decrease) in net assets from capital share transactions	(13,027,357)	21,442,790	11,571,534	2,227,533

Net increase (decrease) in net assets	(13,530,183)	28,915,076	11,998,199	3,735,638

Net Assets
Beginning of period	188,555,724	159,640,648	34,713,324	30,977,686
End of period	$175,025,541	$188,555,724	$46,711,523	$34,713,324

Transactions in Shares of the Funds
Sold	200,000	1,150,000	250,000	50,000
Redeemed	(500,000)	(650,000)	—	—
Net increase (decrease) in shares of the funds	(300,000)	500,000	250,000	50,000

See Notes to Financial Statements.

91

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2025 AND AUGUST 31, 2024
	Short Duration Strategic Income ETF
Increase (Decrease) in Net Assets	August 31, 2025	August 31, 2024
Operations
Net investment income (loss)	$3,773,297	$2,087,888
Net realized gain (loss)	244,754	330,698
Change in net unrealized appreciation (depreciation)	105,337	672,613
Net increase (decrease) in net assets resulting from operations	4,123,388	3,091,199

Distributions to Shareholders
From earnings	(3,845,465)	(2,050,610)

Capital Share Transactions
Proceeds from shares sold	46,051,190	22,793,965
Payments for shares redeemed	(15,300,090)	(5,103,230)
Other capital	11,461	25,210
Net increase (decrease) in net assets from capital share transactions	30,762,561	17,715,945

Net increase (decrease) in net assets	31,040,484	18,756,534

Net Assets
Beginning of period	54,126,081	35,369,547
End of period	$85,166,565	$54,126,081

Transactions in Shares of the Funds
Sold	900,000	450,000
Redeemed	(300,000)	(100,000)
Net increase (decrease) in shares of the funds	600,000	350,000

See Notes to Financial Statements.
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Notes to Financial Statements

AUGUST 31, 2025

1. Organization

American Century ETF Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Delaware statutory trust. The financial statements herein relate to the following funds offered by the trust.

Fund Name	Herein Referenced As	Ticker	Exchange
American Century California Municipal Bond ETF	California Municipal Bond ETF	CATF	NYSE Arca, Inc.
American Century Diversified Corporate Bond ETF	Diversified Corporate Bond ETF	KORP	NYSE Arca, Inc.
American Century Diversified Municipal Bond ETF	Diversified Municipal Bond ETF	TAXF	NYSE Arca, Inc.
American Century Multisector Floating Income ETF	Multisector Floating Income ETF	FUSI	NYSE Arca, Inc.
American Century Multisector Income ETF	Multisector Income ETF	MUSI	NYSE Arca, Inc.
American Century Select High Yield ETF	Select High Yield ETF	AHYB	NYSE Arca, Inc.
American Century Short Duration Strategic Income ETF	Short Duration Strategic Income ETF	SDSI	The Nasdaq Stock Market LLC

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund's investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, municipal securities, convertible bonds and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

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If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. The Schedule of Investments provides additional information on a fund's level classifications.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. A fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. A fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net investment income, if any, are generally declared and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes a fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, a fund may experience delays in recovery of the loaned securities or delays in access to
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collateral, or a fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, a fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities, and the remaining contractual maturities of any securities lending transactions are considered overnight and continuous.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

ACIM has engaged Nomura Corporate Research and Asset Management Inc. (NCRAM) to serve as a subadvisor for Select High Yield ETF. NCRAM is responsible for making investment recommendations for the fund, subject to the oversight of the Board of Trustees and general supervision of the investment advisor and in accordance with the investment objective, polices and restrictions of the fund. ACIM pays all costs associated with retaining NCRAM as the subadvisor of the fund. A subsidiary of NCRAM’s parent company indirectly owns a non-controlling equity interest in ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.

The annual management fee is as follows:

Annual Management Fee
California Municipal Bond ETF	0.27%
Diversified Corporate Bond ETF	0.29%
Diversified Municipal Bond ETF	0.29%*
Multisector Floating Income ETF	0.27%
Multisector Income ETF	0.35%
Select High Yield ETF	0.45%
Short Duration Strategic Income ETF	0.32%
*Effective August 1, 2025, the investment advisor agreed to waive 0.02% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2026 and cannot terminate it prior to such date without the approval of the Board of Trustees. The impact of this waiver on the effective annual management fee was less than 0.005% for the period ended August 31, 2025.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the funds. The trustees receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Related Party Ownership — A related party, including other funds advised by American Century Investments, may own outstanding shares of a fund. Related parties do not invest in a fund for the purpose of exercising management or control. As of period end, related parties with ownership of 5% or more of the outstanding shares of a fund are as follows:

	Related Party	% of Outstanding Shares
California Municipal Bond ETF	American Century California Tax-Free and Municipal Funds	27%
Diversified Corporate Bond ETF	American Century Strategic Asset Allocations, Inc	10%
Multisector Floating Income ETF	American Century Investment Management, Inc. (ACIM)	80%
Multisector Income ETF	American Century Strategic Asset Allocations, Inc	43%
Short Duration Strategic Income ETF	American Century Strategic Asset Allocations, Inc	12%
	American Century Investment Management, Inc. (ACIM)	22%
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4. Investment Transactions

Investment transactions, excluding short-term investments and in kind transactions, for the period ended August 31, 2025 were as follows:

	California Municipal Bond ETF	Diversified Corporate Bond ETF	Diversified Municipal Bond ETF
Purchases of U.S. Treasury and Government Agency obligations	—	$6,872,148	—
Purchases of other investment securities	$46,109,909	$714,259,956	$205,752,593
Total Purchases	$46,109,909	$721,132,104	$205,752,593

Sales of U.S. Treasury and Government Agency obligations	—	$10,261,313	—
Sales of other investment securities	$15,462,376	$724,668,263	$178,261,086
Total Sales	$15,462,376	$734,929,576	$178,261,086

	Multisector Floating Income ETF	Multisector Income ETF	Select High Yield ETF	Short Duration Strategic Income ETF
Purchases of U.S. Treasury and Government Agency obligations	$8,994,450	$70,091,228	—	$61,463,137
Purchases of other investment securities	$33,425,665	$222,562,874	$13,525,580	$85,224,719
Total Purchases	$42,420,115	$292,654,102	$13,525,580	$146,687,856

Sales of U.S. Treasury and Government Agency obligations	$3,871,263	$82,662,407	—	$70,018,086
Sales of other investment securities	$41,356,657	$218,345,695	$13,500,484	$62,328,571
Total Sales	$45,227,920	$301,008,102	$13,500,484	$132,346,657

Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended August 31, 2025 were as follows:

	In kind Subscriptions	In kind Redemptions	In kind Net Realized Gain/(Loss)*
Diversified Corporate Bond ETF	$267,975,466	$4,439,387	$62,107
Diversified Municipal Bond ETF	$7,412,013	—	—
Multisector Floating Income ETF	—	$5,468,895	$750
Multisector Income ETF	$8,447,988	$21,177,596	$218,104
Select High Yield ETF	$11,003,210	—	—
Short Duration Strategic Income ETF	$42,286,705	$14,870,292	$30,990
*Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.

5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statement of Changes in Net Assets.

6. Derivative Instruments

A fund may invest in various types of derivative instruments as permitted by its investment objectives and policies. The following is a summary of the primary underlying risks and derivative strategies used during the period. The Schedule of Investments provides additional information on the value and effect of a fund’s derivative instruments activity.

Credit Risk — The funds may be subject to credit risk in the normal course of pursuing their investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of
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swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The average notional exposure to credit risk derivative instruments held during the period was as follows:

Multisector Income ETF	$6,252,250
Short Duration Strategic Income ETF	$1,143,000

Interest Rate Risk — The funds may be subject to interest rate risk in the normal course of pursuing their investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The average notional exposure to interest rate risk derivative instruments held during the period was as follows:

	Futures Contracts Purchased	Futures Contracts Sold
California Municipal Bond ETF	$1,337,843	$392,715
Diversified Corporate Bond ETF	$63,202,636	$6,307,099
Diversified Municipal Bond ETF	$21,466,800	$5,226,887
Multisector Floating Income ETF	$8,124,549	—
Multisector Income ETF	$74,169,010	$4,038,833
Short Duration Strategic Income ETF	$25,192,326	$3,191,155

7. Risk Factors

The overall risk profile of a fund will be impacted by the fund’s investment strategy, including the investment vehicles and techniques utilized to manage a portfolio. The net asset value of a fund will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

8. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2025 and August 31, 2024 (except as noted) were as follows:
	2025			2024
	Distributions Paid From:			Distributions Paid From:
	Exempt Income	Ordinary Income	Long-term Capital Gains	Exempt Income	Ordinary Income	Long-term Capital Gains
California Municipal Bond ETF	$1,057,335	—	—	—(1)	—(1)	—(1)
Diversified Corporate Bond ETF	—	$20,685,860	—	—	$11,800,430	—
Diversified Municipal Bond ETF	$17,940,085	—	—	$13,106,495	—	—
Multisector Floating Income ETF	—	$3,110,678	$61,062	—	$1,628,885	—
Multisector Income ETF	—	$11,110,650	—	—	$10,316,970	—
Select High Yield ETF	—	$2,076,585	—	—	$1,906,860	—
Short Duration Strategic Income ETF	—	$3,845,465	—	—	$2,050,610	—
(1) July 16, 2024 (fund inception) through August 31, 2024.

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

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As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	California Municipal Bond ETF	Diversified Corporate Bond ETF	Diversified Municipal Bond ETF
Federal tax cost of investments	$51,745,112	$565,952,113	$500,207,229
Gross tax appreciation of investments	$322,829	$8,354,983	$3,782,487
Gross tax depreciation of investments	(974,332)	(545,604)	(13,696,108)
Net tax appreciation (depreciation) of investments	(651,503)	7,809,379	(9,913,621)
Net tax appreciation (depreciation) on derivatives	—	—	—
Net tax appreciation (depreciation)	$(651,503)	$7,809,379	$(9,913,621)
Other book-to-tax adjustments	—	$(36,468)	—
Undistributed ordinary income	—	$2,423,884	—
Undistributed exempt income	$173,440	—	$1,678,470
Accumulated short-term capital losses	$(433,356)	$(11,627,513)	$(9,117,984)
Accumulated long-term capital losses	$(12,332)	$(8,046,639)	$(11,041,631)

	Multisector Floating Income ETF	Multisector Income ETF	Select High Yield ETF	Short Duration Strategic Income ETF
Federal tax cost of investments	$50,465,500	$179,425,691	$47,352,991	$84,672,244
Gross tax appreciation of investments	$113,061	$2,873,605	$700,078	$980,174
Gross tax depreciation of investments	(29,002)	(727,457)	(570,615)	(51,820)
Net tax appreciation (depreciation) of investments	84,059	2,146,148	129,463	928,354
Net tax appreciation (depreciation) on derivatives and translation of assets and liabilities in foreign currencies	—	2	—	(4,004)
Net tax appreciation (depreciation)	$84,059	$2,146,150	$129,463	$924,350
Other book-to-tax adjustments	—	$(26,696)	—	$(33,230)
Undistributed ordinary income	$254,623	$928,838	$225,550	$404,445
Accumulated short-term capital losses	$(72,681)	$(8,291,007)	$(762,178)	—
Accumulated long-term capital losses	$(24,623)	$(6,718,196)	$(1,391,929)	—
Accumulated long-term gains	—	—	—	$63,324

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the tax deferral of losses on wash sales, the timing and recognition of partnership income and the realization for tax purposes of unrealized gains (losses) on futures contracts and unsettled interest on swap agreements. Other book-to-tax adjustments are attributable primarily to the tax deferral of losses on straddle positions.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
California Municipal Bond ETF
2025	$50.49	1.69	(1.98)	(0.29)	(1.62)	0.08	$48.66	(0.41)%	0.27%	3.43%	47%	$51,096
2024(4)	$50.00	0.21	0.17	0.38	—	0.11	$50.49	0.98%	0.27%	3.25%	5%	$22,719

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)July 16, 2024 (fund inception) through August 31, 2024.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Diversified Corporate Bond ETF
2025	$47.57	2.39	(0.46)	1.93	(2.33)	—	(2.33)	0.00(4)	$47.17	4.19%	0.29%	5.13%	176%	$566,029
2024	$45.39	2.34	2.14	4.48	(2.30)	—	(2.30)	0.00(4)	$47.57	10.26%	0.29%	5.12%	198%	$294,962
2023	$46.35	1.91	(1.08)	0.83	(1.79)	—	(1.79)	0.00(4)	$45.39	1.85%	0.29%	4.18%	163%	$213,329
2022	$52.70	1.08	(6.45)	(5.37)	(0.98)	—	(0.98)	0.00(4)	$46.35	(10.30)%	0.29%	2.18%	181%	$143,685
2021	$52.72	0.93	0.66	1.59	(1.39)	(0.22)	(1.61)	0.00(4)	$52.70	3.08%	0.29%	1.77%	182%	$152,828

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Diversified Municipal Bond ETF
2025	$50.91	1.82	(1.90)	(0.08)	(1.79)	0.02	$49.06	(0.14)%	0.29%	0.29%	3.65%	3.65%	36%	$488,134
2024	$49.30	1.69	1.54	3.23	(1.64)	0.02	$50.91	6.75%	0.29%	0.29%	3.38%	3.38%	25%	$478,560
2023	$49.81	1.39	(0.57)	0.82	(1.34)	0.01	$49.30	1.70%	0.29%	0.29%	2.82%	2.82%	28%	$340,198
2022	$55.48	0.89	(5.76)	(4.87)	(0.82)	0.02	$49.81	(8.82)%	0.29%	0.29%	1.70%	1.70%	46%	$276,446
2021	$53.61	1.00	1.83	2.83	(1.05)	0.09	$55.48	5.50%	0.29%	0.29%	1.82%	1.82%	14%	$163,663

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Multisector Floating Income ETF
2025	$50.88	2.72	0.01	2.73	(2.83)	(0.05)	(2.88)	0.00(4)	$50.73	5.52%	0.27%	5.36%	89%	$50,729
2024	$50.63	3.13	0.09	3.22	(3.15)	—	(3.15)	0.18	$50.88	6.99%	0.27%	6.18%	98%	$58,512
2023(5)	$50.00	1.41	0.19	1.60	(1.11)	—	(1.11)	0.14	$50.63	3.51%	0.28%	6.02%	24%	$20,252

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Per-share amount was less than $0.005.
(5)March 14, 2023 (fund inception) through August 31, 2023.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Multisector Income ETF
2025	$44.37	2.52	0.07	2.59	(2.65)	0.00(4)	$44.31	6.07%	0.36%	5.78%	163%	$175,026
2024	$42.57	2.46	1.78	4.24	(2.46)	0.02	$44.37	10.44%	0.36%	5.74%	147%	$188,556
2023	$43.99	2.19	(1.52)	0.67	(2.11)	0.02	$42.57	1.63%	0.35%	5.10%	174%	$159,641
2022	$50.24	1.67	(6.41)	(4.74)	(1.53)	0.02	$43.99	(9.60)%	0.35%	3.55%	147%	$114,363
2021(5)	$50.00	0.27	0.02	0.29	(0.13)	0.08	$50.24	0.75%	0.35%	3.08%	75%	$82,904

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Per-share amount was less than $0.005.
(5)June 29, 2021 (fund inception) through August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Select High Yield ETF
2025	$46.28	2.71	0.43	3.14	(2.71)	0.00(4)	$46.71	7.02%	0.45%	5.89%	39%	$46,712
2024	$44.25	2.56	2.07	4.63	(2.60)	0.00(4)	$46.28	10.89%	0.45%	5.72%	30%	$34,713
2023	$43.54	2.24	0.77	3.01	(2.30)	0.00(4)	$44.25	7.14%	0.45%	5.15%	18%	$30,978
2022(5)	$50.00	1.58	(6.54)	(4.96)	(1.51)	0.01	$43.54	(10.04)%	0.45%	4.32%	12%	$30,481

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Per-share amount was less than $0.005.
(5)November 16, 2021 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Short Duration Strategic Income ETF
2025	$51.55	2.62	0.18	2.80	(2.74)	0.01	$51.62	5.62%	0.32%	5.13%	188%	$85,167
2024	$50.53	2.78	1.07	3.85	(2.86)	0.03	$51.55	7.98%	0.32%	5.49%	207%	$54,126
2023(4)	$50.00	2.38	—(5)	2.38	(1.93)	0.08	$50.53	4.98%	0.32%	5.28%	195%	$35,370

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)October 11, 2022 (fund inception) through August 31, 2023.
(5)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Century ETF Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of American Century California Municipal Bond ETF, American Century Diversified Corporate Bond ETF, American Century Diversified Municipal Bond ETF, American Century Multisector Floating Income ETF, American Century Multisector Income ETF, American Century Select High Yield ETF, and American Century Short Duration Strategic Income ETF (the “Funds”), seven of the funds constituting the American Century ETF Trust, as of August 31, 2025, the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods indicated in the table below; and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, and the results of their operations, the changes in their net assets, and the financial highlights for the periods listed in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Fund Constituting the American Century ETF Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
American Century California Municipal Bond ETF	For the year ended August 31, 2025	For the year ended August 31, 2025, and the period from July 16, 2024 (fund inception) through August 31, 2024
American Century Diversified Corporate Bond ETF	For the year ended August 31, 2025	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025, 2024, 2023, 2022, and 2021
American Century Diversified Municipal Bond ETF	For the year ended August 31, 2025	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025, 2024, 2023, 2022, and 2021
American Century Multisector Floating Income ETF	For the year ended August 31, 2025	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025, 2024, and the period from March 14, 2023 (fund inception) through August 31, 2023
American Century Multisector Income ETF	For the year ended August 31, 2025	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025, 2024, 2023, and 2022, and the period from June 29, 2021 (fund inception) through August 31, 2021
American Century Select High Yield ETF	For the year ended August 31, 2025	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025, 2024, and 2023, and the period from November 16, 2021 (fund inception) through August 31, 2022
American Century Short Duration Strategic Income ETF	For the year ended August 31, 2025	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025, and 2024, and the period from October 11, 2022 (fund inception) through August 31, 2023

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with
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the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
October 16, 2025

We have served as the auditor of one or more American Century investment companies since 1997.
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Approval of Management and Subadvisory Agreements

At a meeting held on June 11, 2025, the Funds’ Board of Trustees (the “Board”) unanimously approved the renewal of the management agreements pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each Fund. The Board also unanimously approved the renewal of the investment subadvisory agreement pursuant to which Nomura Corporate Research and Asset Management, Inc. (the “Subadvisor”) acts as subadvisor to the American Century Select High Yield ETF. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees.

Prior to its consideration of the renewal of the management agreements and the subadvisory agreement, the Trustees requested and reviewed extensive data and information compiled by the Advisor, the Subadvisor, and certain independent data providers concerning each Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its Audit Committee on a continual basis and the information received was supplemental to the extensive information that the Board and its Audit Committee receive and consider over time.

In connection with its consideration of the renewal of the management agreements and the subadvisory agreement, the Board’s review and evaluation of the services provided by the Advisor, the Advisor’s affiliates, and the Subadvisor included, but was not limited to:

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to each Fund;
•the wide range of programs and services the Advisor and other service providers provide to each Fund and its shareholders on a routine and non-routine basis;
•each Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other funds with similar investment objectives and strategies;
•the cost of owning each Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of the Subadvisor and certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to each Fund, the profitability of the Funds to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of each Fund;
•any collateral benefits derived by the Advisor from the management of each Fund;
•fees and expenses associated with any investment by each Fund in other funds;
•payments to intermediaries by each Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The independent Trustees met separately in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The independent Trustees also held active discussions with the Advisor regarding the renewal of the management agreements and the subadvisory agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the Subadvisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreements for each Fund and the subadvisory agreement for the American Century Select High Yield ETF. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreements and subadvisory agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreements, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include the following:

•constructing and designing each Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of each Fund’s portfolio
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•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans, if applicable)

Investment Management Services. The nature of the investment management services provided to each Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, and liquidity. In evaluating investment performance, the Board expects the Advisor, and for American Century Select High Yield ETF, the Subadvisor, to manage each Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor and the Subadvisor utilize teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board provides oversight of the investment performance process. It regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor and/or the Subadvisor the reasons for such results and any actions being taken to improve performance. The Board found the investment management services provided by the Advisor to each Fund, and the Subadvisor for American Century Select High Yield ETF, to be satisfactory and consistent with the respective management and subadvisory agreements.
Shareholder and Other Services. Under the management agreement, the Advisor provides or arranges for a comprehensive package of services to the Funds. The Board, directly and through its Audit Committee, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, if applicable, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under its respective management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to each Fund, its profitability in managing the Funds (pre- and post-distribution), and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to each Fund. The Board did not consider the profitability of the Subadvisor because the Subadvisor is paid from the unified management fee of the Advisor as a result of arms’ length negotiations.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to the Funds and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that each Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of each Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1, and, for certain funds, fees and expenses of the Funds’ independent Trustees (including their independent legal counsel). The Board specifically noted that the subadvisory fee paid to the Subadvisor and the terms of the Subadvisory Agreement were subject to arms’ length negotiation between the Advisor and the Subadvisor and are paid by the Advisor out of its unified management fee. Under the unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Funds and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing each Fund’s unified fee to the
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total expense ratios of its peers. The Board concluded that the management fee paid by each Fund to the Advisor under its respective management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to funds or other advisory clients managed similarly to the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Funds. The Board analyzed this information and concluded that the fees charged and services provided to the Funds were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by each Fund and the Advisor and services provided in response thereto. These payments could include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Funds. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with each Fund. The Board concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationships. The Board also considered whether there was any reason for not continuing the existing arrangements with the Advisor and the Subadvisor. In this regard, the Board was mindful of the potential disruptions of each Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationships. In particular, the Board recognized that most shareholders have invested in each Fund on the strength of the Advisor’s and/or the Subadvisor’s industry standing and reputation and in the expectation that the Advisor and/or the Subadvisor will have a continuing role in providing advisory services to the Funds, as applicable.

Set forth below are certain of the Fund-specific factors that the Board considered in addition to the other factors described herein:
American Century California Municipal Bond ETF - The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group.
American Century Diversified Corporate Bond ETF - The Fund’s performance was below its benchmark for the one-, three-, and five-year periods reviewed by the Board. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group.
American Century Diversified Municipal Bond ETF - The Fund’s performance was above its benchmark for the one- and five-year periods and below its benchmark for the three-year period reviewed by the Board. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group.
American Century Multisector Floating Income ETF - The Fund’s performance was above its benchmark for the one-year period reviewed by the Board. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group.
American Century Multisector Income ETF - The Fund’s performance was above its benchmark for the one- and three-year periods reviewed by the Board. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was the lowest of its peer expense group.
American Century Select High Yield ETF - The Fund’s performance was below its benchmark for the one- and three-year periods reviewed by the Board. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group.
American Century Short Duration Strategic Income ETF - The Fund’s performance was above its benchmark for the one-year period reviewed by the Board. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor, the Subadvisor, and others in connection with its review and received over time, determined that the terms of the management agreements and the subadvisory agreement are fair and reasonable and that the management fee charged to each Fund is reasonable in light of the services provided and that the management agreements between the Funds and the Advisor and the subadvisory agreement between American Century Select High Yield ETF and the Subadvisor should be renewed for an additional one-year period.
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Other Tax Information
The following information is provided pursuant to provisions of the Internal Revenue Code (IRC).

The funds hereby designate the following, or up to the maximum amount allowable, for the fiscal year ended August 31, 2025.

	Exempt Interest Dividends	Qualified Short-Term Capital Gain Distributions (IRC Section 871)	Long-Term Capital Gain Distributions (20% Rate)	Qualified Interest Income
California Municipal Bond ETF	$1,057,335	—	—	—
Diversified Corporate Bond ETF	—	—	—	$17,181,425
Diversified Municipal Bond ETF	$17,940,085	—	—	—
Multisector Floating Income ETF	—	$28,353	$61,062	$2,081,670
Multisector Income ETF	—	—	—	$7,135,531
Select High Yield ETF	—	—	—	$1,670,285
Short Duration Strategic Income ETF	—	$151,672	—	$2,880,300

The funds utilized the following earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction (tax equalization) during the period ended August 31, 2025.

Dividends Paid Deduction (Tax Equalization)
California Municipal Bond ETF	—
Diversified Corporate Bond ETF	—
Diversified Municipal Bond ETF	—
Multisector Floating Income ETF	—
Multisector Income ETF	—
Select High Yield ETF	—
Short Duration Strategic Income ETF	$2,501
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Annual Financial Statements and Other Information

August 31, 2025

American Century® Focused Dynamic Growth ETF (FDG)
American Century® Focused Large Cap Value ETF (FLV)
American Century® Large Cap Equity ETF (ACLC)
American Century® Large Cap Growth ETF (ACGR)
American Century® Mid Cap Growth Impact ETF (MID)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit americancentury.com/docs.

Schedule of Investments - Focused Dynamic Growth ETF
AUGUST 31, 2025

	Shares	Value
COMMON STOCKS — 99.1%
Aerospace and Defense — 3.3%
Rocket Lab Corp.(1)(2)	236,555	$11,496,573
Automobiles — 6.0%
Tesla, Inc.(1)	62,477	20,859,196
Beverages — 0.4%
Constellation Brands, Inc., Class A	7,545	1,221,837
Biotechnology — 9.7%
Alnylam Pharmaceuticals, Inc.(1)	31,292	13,972,191
Argenx SE, ADR(1)	6,265	4,461,933
Ascendis Pharma AS, ADR(1)	48,887	9,497,278
Regeneron Pharmaceuticals, Inc.	9,526	5,531,748
		33,463,150
Broadline Retail — 10.3%
Amazon.com, Inc.(1)	155,099	35,517,671
Capital Markets — 0.8%
S&P Global, Inc.	4,790	2,627,027
Entertainment — 5.5%
Netflix, Inc.(1)	11,917	14,398,715
Spotify Technology SA(1)	6,612	4,508,591
		18,907,306
Financial Services — 4.6%
Mastercard, Inc., Class A	17,031	10,138,384
Visa, Inc., Class A	16,870	5,934,528
		16,072,912
Health Care Equipment and Supplies — 1.9%
Intuitive Surgical, Inc.(1)	13,874	6,566,495
Hotels, Restaurants and Leisure — 3.5%
Cava Group, Inc.(1)	30,395	2,053,182
Chipotle Mexican Grill, Inc.(1)	126,645	5,336,821
DoorDash, Inc., Class A(1)	19,061	4,674,710
		12,064,713
Insurance — 0.9%
Kinsale Capital Group, Inc.	7,067	3,232,799
Interactive Media and Services — 11.5%
Alphabet, Inc., Class C	186,054	39,728,111
IT Services — 2.6%
Okta, Inc.(1)	38,274	3,550,679
Shopify, Inc., Class A(1)	38,624	5,456,799
		9,007,478
Machinery — 0.8%
Westinghouse Air Brake Technologies Corp.	15,131	2,927,848
Pharmaceuticals — 0.3%
Structure Therapeutics, Inc., ADR(1)(2)	47,090	908,837
Professional Services — 2.0%
Paylocity Holding Corp.(1)	28,887	5,177,417
Verisk Analytics, Inc.	6,884	1,845,738
		7,023,155
Semiconductors and Semiconductor Equipment — 20.8%
ARM Holdings PLC, ADR(1)(2)	34,723	4,802,538
Monolithic Power Systems, Inc.	4,621	3,862,047
2

Schedule of Investments - Focused Dynamic Growth ETF

	Shares	Value
NVIDIA Corp.	363,294	$63,278,723
		71,943,308
Software — 14.2%
AppLovin Corp., Class A(1)	2,748	1,315,165
Cadence Design Systems, Inc.(1)	30,492	10,685,311
Docusign, Inc.(1)	41,295	3,165,675
HubSpot, Inc.(1)	9,430	4,556,293
Intuit, Inc.	5,751	3,835,917
Microsoft Corp.	31,694	16,059,033
Palantir Technologies, Inc., Class A(1)	20,680	3,240,763
Salesforce, Inc.	23,917	6,128,731
		48,986,888
TOTAL COMMON STOCKS (Cost $222,691,864)		342,555,304
SHORT-TERM INVESTMENTS — 1.0%
Money Market Funds — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,254,630	3,254,630
State Street Navigator Securities Lending Government Money Market Portfolio(3)	201,964	201,964
TOTAL SHORT-TERM INVESTMENTS (Cost $3,456,594)		3,456,594
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $226,148,458)		346,011,898
OTHER ASSETS AND LIABILITIES — (0.1)%		(270,120)
TOTAL NET ASSETS — 100.0%		$345,741,778

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $12,870,033. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $13,122,251, which includes securities collateral of $12,920,287.
FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 1.

See Notes to Financial Statements.
3

Schedule of Investments - Focused Large Cap Value ETF
AUGUST 31, 2025

	Shares	Value
COMMON STOCKS — 98.5%
Aerospace and Defense — 1.5%
RTX Corp.	25,165	$3,991,169
Banks — 7.9%
JPMorgan Chase & Co.	34,966	10,539,452
Truist Financial Corp.	232,395	10,880,734
		21,420,186
Beverages — 4.2%
Anheuser-Busch InBev SA, ADR(1)	63,930	4,006,493
PepsiCo, Inc.	48,347	7,186,782
		11,193,275
Building Products — 1.4%
A.O. Smith Corp.	51,299	3,657,106
Capital Markets — 6.6%
Bank of New York Mellon Corp.	32,691	3,452,170
Blackrock, Inc.	6,995	7,884,344
Charles Schwab Corp.	67,230	6,443,323
		17,779,837
Communications Equipment — 2.9%
Cisco Systems, Inc.	73,016	5,044,675
F5, Inc.(2)	8,714	2,728,702
		7,773,377
Construction Materials — 1.5%
CRH PLC	35,841	4,048,241
Containers and Packaging — 3.6%
Graphic Packaging Holding Co.	205,153	4,568,757
Packaging Corp. of America	24,133	5,260,029
		9,828,786
Diversified Telecommunication Services — 1.9%
Verizon Communications, Inc.	115,955	5,128,690
Electric Utilities — 3.7%
Duke Energy Corp.	80,474	9,857,260
Electrical Equipment — 1.6%
Rockwell Automation, Inc.	12,794	4,393,843
Electronic Equipment, Instruments and Components — 1.5%
TE Connectivity PLC	19,864	4,101,916
Financial Services — 2.1%
Berkshire Hathaway, Inc., Class B(2)	11,361	5,714,356
Food Products — 2.5%
Mondelez International, Inc., Class A	110,161	6,768,292
Gas Utilities — 2.0%
Atmos Energy Corp.	32,176	5,345,399
Ground Transportation — 2.2%
Norfolk Southern Corp.	21,255	5,950,975
Health Care Equipment and Supplies — 7.7%
Becton Dickinson & Co.	41,180	7,946,916
Medtronic PLC	75,446	7,002,143
Zimmer Biomet Holdings, Inc.	55,626	5,901,919
		20,850,978
Health Care Providers and Services — 2.6%
Henry Schein, Inc.(2)	62,340	4,337,617
4

Schedule of Investments - Focused Large Cap Value ETF

	Shares	Value
UnitedHealth Group, Inc.	8,804	$2,728,096
		7,065,713
Household Durables — 1.1%
PulteGroup, Inc.	22,454	2,964,377
Insurance — 4.9%
Marsh & McLennan Cos., Inc.	21,434	4,411,332
Reinsurance Group of America, Inc.	45,655	8,893,137
		13,304,469
Interactive Media and Services — 2.2%
Alphabet, Inc., Class A	28,240	6,012,578
Life Sciences Tools and Services — 1.9%
IQVIA Holdings, Inc.(2)	26,217	5,002,466
Machinery — 2.2%
Cummins, Inc.	8,043	3,204,653
Oshkosh Corp.	18,991	2,646,775
		5,851,428
Oil, Gas and Consumable Fuels — 7.0%
Chevron Corp.	37,080	5,955,048
ONEOK, Inc.	120,616	9,212,650
TotalEnergies SE, ADR	58,265	3,656,129
		18,823,827
Personal Care Products — 9.3%
Estee Lauder Cos., Inc., Class A	33,609	3,082,953
Kenvue, Inc.	512,791	10,619,902
Unilever PLC, ADR	181,544	11,473,581
		25,176,436
Pharmaceuticals — 5.7%
Johnson & Johnson	66,927	11,857,456
Sanofi SA, ADR	72,500	3,587,300
		15,444,756
Semiconductors and Semiconductor Equipment — 3.6%
Analog Devices, Inc.	26,184	6,580,301
QUALCOMM, Inc.	19,322	3,105,625
		9,685,926
Software — 1.4%
Salesforce, Inc.	14,991	3,841,444
Specialized REITs — 1.8%
American Tower Corp.	23,726	4,836,545
TOTAL COMMON STOCKS (Cost $228,205,032)		265,813,651
SHORT-TERM INVESTMENTS — 1.5%
Money Market Funds — 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,487,605	3,487,605
State Street Navigator Securities Lending Government Money Market Portfolio(3)	573,056	573,056
TOTAL SHORT-TERM INVESTMENTS (Cost $4,060,661)		4,060,661
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $232,265,693)		269,874,312
OTHER ASSETS AND LIABILITIES — 0.0%		101,273
TOTAL NET ASSETS — 100.0%		$269,975,585

5

Schedule of Investments - Focused Large Cap Value ETF

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $561,147. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $573,056.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 1.

See Notes to Financial Statements.
6

Schedule of Investments - Large Cap Equity ETF
AUGUST 31, 2025

	Shares	Value
COMMON STOCKS — 99.4%
Air Freight and Logistics — 0.3%
FedEx Corp.	3,321	$767,383
Automobiles — 1.4%
Tesla, Inc.(1)	10,200	3,405,474
Banks — 4.2%
Bank of America Corp.	68,289	3,464,984
JPMorgan Chase & Co.	12,589	3,794,576
Regions Financial Corp.	110,850	3,036,182
		10,295,742
Beverages — 0.7%
PepsiCo, Inc.	12,124	1,802,233
Biotechnology — 1.9%
AbbVie, Inc.	10,917	2,296,937
Gilead Sciences, Inc.	10,786	1,218,494
Vertex Pharmaceuticals, Inc.(1)	2,974	1,162,894
		4,678,325
Broadline Retail — 3.8%
Amazon.com, Inc.(1)	39,955	9,149,695
Building Products — 1.4%
Johnson Controls International PLC	31,097	3,323,958
Capital Markets — 4.8%
Ameriprise Financial, Inc.	2,977	1,532,589
Blackrock, Inc.	1,474	1,661,404
Intercontinental Exchange, Inc.	7,230	1,276,818
KKR & Co., Inc.	9,748	1,359,749
Morgan Stanley	20,107	3,025,701
S&P Global, Inc.	5,065	2,777,849
		11,634,110
Chemicals — 1.7%
Ecolab, Inc.	5,585	1,547,268
Linde PLC	5,347	2,557,417
		4,104,685
Commercial Services and Supplies — 0.4%
Copart, Inc.(1)	20,161	984,058
Communications Equipment — 1.6%
Arista Networks, Inc.(1)	12,334	1,684,207
Motorola Solutions, Inc.	4,693	2,217,255
		3,901,462
Consumer Finance — 0.8%
American Express Co.	5,708	1,890,946
Consumer Staples Distribution & Retail — 1.5%
Costco Wholesale Corp.	1,806	1,703,636
Sysco Corp.	23,296	1,874,629
		3,578,265
Containers and Packaging — 0.4%
Ball Corp.	20,318	1,069,540
Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc.	17,994	795,875
Electric Utilities — 1.4%
NextEra Energy, Inc.	47,386	3,414,161
Electrical Equipment — 1.2%
Eaton Corp. PLC	5,275	1,841,713
7

Schedule of Investments - Large Cap Equity ETF

	Shares	Value
GE Vernova, Inc.	1,842	$1,129,091
		2,970,804
Electronic Equipment, Instruments and Components — 0.4%
CDW Corp.	5,460	899,590
Energy Equipment and Services — 0.6%
Schlumberger NV	41,870	1,542,491
Entertainment — 1.2%
Liberty Media Corp.-Liberty Formula One, Class C(1)	4,062	405,794
Netflix, Inc.(1)	2,104	2,542,158
		2,947,952
Financial Services — 3.4%
Fiserv, Inc.(1)	7,591	1,048,924
Mastercard, Inc., Class A	7,879	4,690,290
Visa, Inc., Class A	6,951	2,445,223
		8,184,437
Ground Transportation — 1.0%
Uber Technologies, Inc.(1)	13,682	1,282,687
Union Pacific Corp.	5,375	1,201,689
		2,484,376
Health Care Equipment and Supplies — 1.4%
IDEXX Laboratories, Inc.(1)	2,929	1,895,327
Intuitive Surgical, Inc.(1)	3,105	1,469,581
		3,364,908
Health Care Providers and Services — 1.6%
Cencora, Inc.	2,770	807,759
Cigna Group	6,048	1,819,662
UnitedHealth Group, Inc.	4,032	1,249,396
		3,876,817
Health Care REITs — 0.5%
Welltower, Inc.	6,517	1,096,681
Hotels, Restaurants and Leisure — 1.7%
Airbnb, Inc., Class A(1)	3,248	423,961
Booking Holdings, Inc.	271	1,517,343
Chipotle Mexican Grill, Inc.(1)	18,403	775,502
Marriott International, Inc., Class A	5,631	1,508,320
		4,225,126
Household Products — 2.0%
Church & Dwight Co., Inc.	12,606	1,174,375
Colgate-Palmolive Co.	9,589	806,147
Procter & Gamble Co.	17,851	2,803,321
		4,783,843
Industrial Conglomerates — 0.6%
Honeywell International, Inc.	6,337	1,390,972
Industrial REITs — 0.9%
Prologis, Inc.	20,022	2,278,103
Insurance — 1.7%
Marsh & McLennan Cos., Inc.	5,767	1,186,907
MetLife, Inc.	22,120	1,799,683
Progressive Corp.	4,717	1,165,382
		4,151,972
Interactive Media and Services — 7.1%
Alphabet, Inc., Class A	49,220	10,479,430
Meta Platforms, Inc., Class A	9,158	6,765,015
		17,244,445
8

Schedule of Investments - Large Cap Equity ETF

	Shares	Value
IT Services — 1.4%
International Business Machines Corp.	10,432	$2,540,088
MongoDB, Inc.(1)	2,866	904,538
		3,444,626
Life Sciences Tools and Services — 1.9%
Agilent Technologies, Inc.	6,689	840,540
Danaher Corp.	10,561	2,173,665
Thermo Fisher Scientific, Inc.	3,203	1,578,182
		4,592,387
Machinery — 2.7%
Cummins, Inc.	4,965	1,978,255
Deere & Co.	2,510	1,201,386
Parker-Hannifin Corp.	1,615	1,226,350
Xylem, Inc.	14,492	2,051,488
		6,457,479
Oil, Gas and Consumable Fuels — 1.6%
Cheniere Energy, Inc.	8,075	1,952,697
Williams Cos., Inc.	33,422	1,934,465
		3,887,162
Pharmaceuticals — 2.5%
Bristol-Myers Squibb Co.	13,588	641,082
Eli Lilly & Co.	3,684	2,698,825
Merck & Co., Inc.	11,671	981,764
Zoetis, Inc.	11,041	1,726,812
		6,048,483
Professional Services — 0.9%
Automatic Data Processing, Inc.	6,924	2,105,242
Semiconductors and Semiconductor Equipment — 13.4%
Analog Devices, Inc.	12,519	3,146,150
Applied Materials, Inc.	3,378	543,047
ARM Holdings PLC, ADR(1)	3,294	455,593
ASML Holding NV, NY Shares	844	626,771
Broadcom, Inc.	26,512	7,884,404
NVIDIA Corp.	111,109	19,352,966
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,394	552,703
		32,561,634
Software — 12.3%
AppLovin Corp., Class A(1)	858	410,630
Cadence Design Systems, Inc.(1)	7,867	2,756,833
Crowdstrike Holdings, Inc., Class A(1)	2,256	955,867
Dynatrace, Inc.(1)	25,308	1,280,585
Microsoft Corp.	39,482	20,005,135
Salesforce, Inc.	4,195	1,074,969
ServiceNow, Inc.(1)	2,163	1,984,466
Workday, Inc., Class A(1)	6,114	1,411,233
		29,879,718
Specialized REITs — 1.0%
Equinix, Inc.	2,815	2,213,125
SBA Communications Corp.	1,421	291,092
		2,504,217
Specialty Retail — 3.8%
Home Depot, Inc.	9,152	3,722,759
O'Reilly Automotive, Inc.(1)	10,985	1,138,925
9

Schedule of Investments - Large Cap Equity ETF

	Shares	Value
TJX Cos., Inc.	18,184	$2,484,116
Tractor Supply Co.	29,516	1,822,908
		9,168,708
Technology Hardware, Storage and Peripherals — 4.5%
Apple, Inc.	46,601	10,817,956
Textiles, Apparel and Luxury Goods — 0.4%
Deckers Outdoor Corp.(1)	7,532	901,053
Trading Companies and Distributors — 1.1%
Ferguson Enterprises, Inc.	4,676	1,080,857
United Rentals, Inc.	1,700	1,625,778
		2,706,635
TOTAL COMMON STOCKS (Cost $201,979,067)		241,313,729
SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $1,327,089)	1,327,089	1,327,089
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $203,306,156)		242,640,818
OTHER ASSETS AND LIABILITIES — 0.0%		111,324
TOTAL NET ASSETS — 100.0%		$242,752,142

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 1.

See Notes to Financial Statements.
10

Schedule of Investments - Large Cap Growth ETF
AUGUST 31, 2025

	Shares	Value
COMMON STOCKS — 99.7%
Air Freight and Logistics — 0.4%
FedEx Corp.	310	$71,632
Automobiles — 1.9%
Tesla, Inc.(1)	1,107	369,594
Banks — 0.3%
Regions Financial Corp.	2,163	59,245
Biotechnology — 1.3%
AbbVie, Inc.	783	164,743
Vertex Pharmaceuticals, Inc.(1)	228	89,153
		253,896
Broadline Retail — 5.2%
Amazon.com, Inc.(1)	4,121	943,709
eBay, Inc.	736	66,689
		1,010,398
Building Products — 1.0%
Trane Technologies PLC	391	162,499
Trex Co., Inc.(1)	579	35,684
		198,183
Capital Markets — 0.8%
KKR & Co., Inc.	527	73,511
S&P Global, Inc.	142	77,879
		151,390
Chemicals — 0.6%
Linde PLC	238	113,833
Commercial Services and Supplies — 0.4%
Copart, Inc.(1)	1,700	82,977
Communications Equipment — 1.6%
Arista Networks, Inc.(1)	1,553	212,062
Motorola Solutions, Inc.	219	103,469
		315,531
Consumer Staples Distribution & Retail — 0.5%
Costco Wholesale Corp.	66	62,259
Sprouts Farmers Market, Inc.(1)	158	22,205
U.S. Foods Holding Corp.(1)	136	10,554
		95,018
Distributors — 0.2%
Pool Corp.	129	40,082
Electrical Equipment — 1.2%
Eaton Corp. PLC	132	46,087
GE Vernova, Inc.	192	117,690
Vertiv Holdings Co., Class A	517	65,943
		229,720
Electronic Equipment, Instruments and Components — 0.7%
Amphenol Corp., Class A	1,240	134,986
Entertainment — 1.9%
Netflix, Inc.(1)	296	357,642
Financial Services — 6.2%
Apollo Global Management, Inc.	522	71,112
Fiserv, Inc.(1)	394	54,443
Mastercard, Inc., Class A	1,024	609,577
Visa, Inc., Class A	1,302	458,017
		1,193,149
11

Schedule of Investments - Large Cap Growth ETF

	Shares	Value
Ground Transportation — 1.1%
Uber Technologies, Inc.(1)	1,574	$147,562
Union Pacific Corp.	308	68,860
		216,422
Health Care Equipment and Supplies — 1.1%
IDEXX Laboratories, Inc.(1)	318	205,775
Health Care Providers and Services — 0.5%
Cigna Group	280	84,243
Elevance Health, Inc.	64	20,394
		104,637
Health Care REITs — 0.2%
Welltower, Inc.	257	43,248
Health Care Technology — 0.3%
Veeva Systems, Inc., Class A(1)	240	64,608
Hotels, Restaurants and Leisure — 2.4%
Airbnb, Inc., Class A(1)	389	50,776
Booking Holdings, Inc.	35	195,967
Chipotle Mexican Grill, Inc.(1)	2,338	98,523
Marriott International, Inc., Class A	461	123,484
		468,750
Interactive Media and Services — 9.1%
Alphabet, Inc., Class A	4,812	1,024,523
Meta Platforms, Inc., Class A	1,001	739,439
		1,763,962
IT Services — 1.1%
MongoDB, Inc.(1)	221	69,750
Okta, Inc.(1)	547	50,745
Snowflake, Inc., Class A(1)	402	95,941
		216,436
Life Sciences Tools and Services — 0.4%
Agilent Technologies, Inc.	606	76,150
Machinery — 0.5%
Parker-Hannifin Corp.	65	49,358
Xylem, Inc.	353	49,970
		99,328
Oil, Gas and Consumable Fuels — 0.3%
Cheniere Energy, Inc.	203	49,089
Pharmaceuticals — 2.4%
Eli Lilly & Co.	519	380,209
Zoetis, Inc.	480	75,072
		455,281
Professional Services — 0.6%
Automatic Data Processing, Inc.	389	118,275
Semiconductors and Semiconductor Equipment — 21.1%
Analog Devices, Inc.	495	124,399
Applied Materials, Inc.	294	47,263
ARM Holdings PLC, ADR(1)	253	34,992
ASML Holding NV, NY Shares	122	90,600
Broadcom, Inc.	3,348	995,662
NVIDIA Corp.	15,434	2,688,294
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	513	118,436
		4,099,646
Software — 22.3%
Adobe, Inc.(1)	345	123,062
12

Schedule of Investments - Large Cap Growth ETF

	Shares	Value
AppLovin Corp., Class A(1)	219	$104,811
Atlassian Corp., Class A(1)	283	50,312
Cadence Design Systems, Inc.(1)	607	212,711
Crowdstrike Holdings, Inc., Class A(1)	202	85,587
Datadog, Inc., Class A(1)	474	64,786
Dynatrace, Inc.(1)	1,758	88,955
HubSpot, Inc.(1)	157	75,858
Intuit, Inc.	238	158,746
Microsoft Corp.	5,184	2,626,681
Palantir Technologies, Inc., Class A(1)	906	141,979
Palo Alto Networks, Inc.(1)	836	159,275
ServiceNow, Inc.(1)	343	314,689
Workday, Inc., Class A(1)	514	118,641
		4,326,093
Specialized REITs — 0.4%
Equinix, Inc.	77	60,537
SBA Communications Corp.	65	13,315
		73,852
Specialty Retail — 2.4%
Abercrombie & Fitch Co., Class A(1)	322	30,117
Burlington Stores, Inc.(1)	127	36,916
Carvana Co.(1)	230	85,542
Home Depot, Inc.	42	17,084
O'Reilly Automotive, Inc.(1)	461	47,797
TJX Cos., Inc.	1,345	183,740
Tractor Supply Co.	1,158	71,518
		472,714
Technology Hardware, Storage and Peripherals — 8.3%
Apple, Inc.	6,975	1,619,176
Textiles, Apparel and Luxury Goods — 0.6%
Birkenstock Holding PLC(1)	347	18,089
Deckers Outdoor Corp.(1)	876	104,796
		122,885
Trading Companies and Distributors — 0.4%
United Rentals, Inc.	57	54,511
WW Grainger, Inc.	29	29,392
		83,903
TOTAL COMMON STOCKS (Cost $14,184,603)		19,357,506
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $53,132)	53,132	53,132
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $14,237,735)		19,410,638
OTHER ASSETS AND LIABILITIES — 0.0%		2,418
TOTAL NET ASSETS — 100.0%		$19,413,056

13

Schedule of Investments - Large Cap Growth ETF

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 1.

See Notes to Financial Statements.
14

Schedule of Investments - Mid Cap Growth Impact ETF
AUGUST 31, 2025

	Shares	Value
COMMON STOCKS — 97.8%
Aerospace and Defense — 1.8%
Axon Enterprise, Inc.(1)	2,155	$1,610,410
Banks — 0.8%
NU Holdings Ltd., Class A(1)	50,801	751,855
Biotechnology — 5.3%
Alnylam Pharmaceuticals, Inc.(1)	2,904	1,296,665
Argenx SE, ADR(1)	1,967	1,400,897
Natera, Inc.(1)	11,996	2,018,327
		4,715,889
Building Products — 4.4%
Johnson Controls International PLC	36,760	3,929,276
Capital Markets — 5.6%
MSCI, Inc.	5,069	2,877,773
TPG, Inc.	34,834	2,102,232
		4,980,005
Chemicals — 1.9%
Element Solutions, Inc.	66,787	1,717,762
Commercial Services and Supplies — 2.8%
Republic Services, Inc.	10,897	2,549,571
Consumer Staples Distribution & Retail — 2.6%
Sprouts Farmers Market, Inc.(1)	16,585	2,330,856
Distributors — 3.1%
Pool Corp.	8,896	2,764,076
Diversified Consumer Services — 3.8%
Bright Horizons Family Solutions, Inc.(1)	10,940	1,291,357
Duolingo, Inc.(1)	7,123	2,121,657
		3,413,014
Electrical Equipment — 4.0%
Hubbell, Inc.	5,174	2,229,942
Vertiv Holdings Co., Class A	10,970	1,399,224
		3,629,166
Financial Services — 1.8%
Block, Inc.(1)	20,058	1,597,419
Health Care Equipment and Supplies — 5.9%
Dexcom, Inc.(1)	24,632	1,855,775
GE HealthCare Technologies, Inc.	14,334	1,056,846
IDEXX Laboratories, Inc.(1)	1,688	1,092,288
Insulet Corp.(1)	3,658	1,243,281
		5,248,190
Health Care Providers and Services — 2.2%
Cencora, Inc.	6,653	1,940,081
Hotels, Restaurants and Leisure — 2.8%
Airbnb, Inc., Class A(1)	13,026	1,700,284
Chipotle Mexican Grill, Inc.(1)	19,261	811,658
		2,511,942
Household Durables — 4.1%
TopBuild Corp.(1)	8,705	3,662,716
Independent Power and Renewable Electricity Producers — 3.6%
Vistra Corp.	17,154	3,243,993
IT Services — 6.4%
Cloudflare, Inc., Class A(1)	27,328	5,703,627
15

Schedule of Investments - Mid Cap Growth Impact ETF

	Shares	Value
Life Sciences Tools and Services — 4.5%
Bio-Techne Corp.	23,517	$1,284,734
IQVIA Holdings, Inc.(1)	7,122	1,358,949
West Pharmaceutical Services, Inc.	5,529	1,365,386
		4,009,069
Oil, Gas and Consumable Fuels — 3.0%
Targa Resources Corp.	16,146	2,708,653
Professional Services — 2.0%
Equifax, Inc.	7,248	1,785,182
Semiconductors and Semiconductor Equipment — 4.0%
Monolithic Power Systems, Inc.	4,323	3,612,991
Software — 12.8%
Cadence Design Systems, Inc.(1)	11,438	4,008,218
Docusign, Inc.(1)	47,496	3,641,044
Zscaler, Inc.(1)	13,861	3,840,190
		11,489,452
Specialty Retail — 1.7%
Carvana Co.(1)	4,031	1,499,210
Textiles, Apparel and Luxury Goods — 2.8%
On Holding AG, Class A(1)	54,816	2,471,105
Trading Companies and Distributors — 4.1%
Core & Main, Inc., Class A(1)	23,702	1,533,993
WESCO International, Inc.	9,784	2,150,915
		3,684,908
TOTAL COMMON STOCKS (Cost $70,187,314)		87,560,418
SHORT-TERM INVESTMENTS — 2.2%
Money Market Funds — 2.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $1,946,938)	1,946,938	1,946,938
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $72,134,252)		89,507,356
OTHER ASSETS AND LIABILITIES — 0.0%		6,226
TOTAL NET ASSETS — 100.0%		$89,513,582

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 1.

See Notes to Financial Statements.
16

Statements of Assets and Liabilities

AUGUST 31, 2025
	Focused Dynamic Growth ETF	Focused Large Cap Value ETF
Assets
Investment securities, at value	$345,809,934	$269,301,256
Investment made with cash collateral received for securities on loan, at value	201,964	573,056
Dividends and interest receivable	63,829	769,529
Securities lending receivable	1,625	1,407
	346,077,352	270,645,248

Liabilities
Payable for collateral received for securities on loan	201,964	573,056
Accrued management fees	133,610	96,607
	335,574	669,663

Net Assets	$345,741,778	$269,975,585

Shares outstanding (unlimited number of shares authorized)	2,995,000	3,620,000

Net Asset Value Per Share	$115.44	$74.58

Net Assets Consist of:
Capital paid in	$259,662,479	$240,882,394
Distributable earnings (loss)	86,079,299	29,093,191
	$345,741,778	$269,975,585

Investment securities, at cost	$225,946,494	$231,692,637
Investment securities on loan, at value	$12,870,033	$561,147
Investment made with cash collateral received for securities on loan, at cost	$201,964	$573,056

See Notes to Financial Statements.
17

Statements of Assets and Liabilities

AUGUST 31, 2025
	Large Cap Equity ETF	Large Cap Growth ETF
Assets
Investment securities, at value	$242,640,818	$19,410,638
Receivable for investments sold	—	39,174
Dividends and interest receivable	185,867	9,009
	242,826,685	19,458,821

Liabilities
Payable for investments purchased	—	39,374
Accrued management fees	74,543	6,391
	74,543	45,765

Net Assets	$242,752,142	$19,413,056

Shares outstanding (unlimited number of shares authorized)	3,230,000	310,000

Net Asset Value Per Share	$75.16	$62.62

Net Assets Consist of:
Capital paid in	$216,506,801	$15,397,468
Distributable earnings (loss)	26,245,341	4,015,588
	$242,752,142	$19,413,056

Investment securities, at cost	$203,306,156	$14,237,735

See Notes to Financial Statements.
18

Statements of Assets and Liabilities

AUGUST 31, 2025
Mid Cap Growth Impact ETF
Assets
Investment securities, at value	$89,507,356
Dividends and interest receivable	40,144
89,547,500

Liabilities
Accrued management fees	33,918

Net Assets	$89,513,582

Shares outstanding (unlimited number of shares authorized)	1,335,000

Net Asset Value Per Share	$67.05

Net Assets Consist of:
Capital paid in	$76,751,578
Distributable earnings (loss)	12,762,004
$89,513,582

Investment securities, at cost	$72,134,252

See Notes to Financial Statements.
19

Statements of Operations

YEAR ENDED AUGUST 31, 2025
	Focused Dynamic Growth ETF	Focused Large Cap Value ETF
Investment Income (Loss)
Income:
Dividends	$541,574	$6,240,756
Interest	57,014	128,846
Securities lending, net	14,109	3,145
Less foreign taxes withheld	—	(44,054)
	612,697	6,328,693

Expenses:
Management fees	1,259,749	1,016,778

Net investment income (loss)	(647,052)	5,311,915

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	35,076,437	13,725,584
Change in net unrealized appreciation (depreciation) on investments	38,848,774	5,460,739

Net realized and unrealized gain (loss)	73,925,211	19,186,323

Net Increase (Decrease) in Net Assets Resulting from Operations	$73,278,159	$24,498,238

See Notes to Financial Statements.
20

Statements of Operations

YEAR ENDED AUGUST 31, 2025
	Large Cap Equity ETF	Large Cap Growth ETF
Investment Income (Loss)
Income:
Dividends	$2,706,435	$100,370
Interest	31,688	1,750
Less foreign taxes withheld	(2,890)	(763)
	2,735,233	101,357

Expenses:
Management fees	876,434	67,203

Net investment income (loss)	1,858,799	34,154

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	33,664,674	1,008,492
Change in net unrealized appreciation (depreciation) on investments	(16,702,796)	1,641,780

Net realized and unrealized gain (loss)	16,961,878	2,650,272

Net Increase (Decrease) in Net Assets Resulting from Operations	$18,820,677	$2,684,426

See Notes to Financial Statements.
21

Statements of Operations

YEAR ENDED AUGUST 31, 2025
Mid Cap Growth Impact ETF
Investment Income (Loss)
Income:
Dividends	$464,254
Interest	45,963
Securities lending, net	327
510,544

Expenses:
Management fees	356,675

Net investment income (loss)	153,869

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	3,208,284
Change in net unrealized appreciation (depreciation) on investments	6,695,431

Net realized and unrealized gain (loss)	9,903,715

Net Increase (Decrease) in Net Assets Resulting from Operations	$10,057,584

See Notes to Financial Statements.
22

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2025 AND AUGUST 31, 2024
	Focused Dynamic Growth ETF		Focused Large Cap Value ETF
Increase (Decrease) in Net Assets	August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024
Operations
Net investment income (loss)	$(647,052)	$(430,116)	$5,311,915	$5,180,206
Net realized gain (loss)	35,076,437	6,065,396	13,725,584	21,792,986
Change in net unrealized appreciation (depreciation)	38,848,774	49,109,184	5,460,739	13,993,790
Net increase (decrease) in net assets resulting from operations	73,278,159	54,744,464	24,498,238	40,966,982

Distributions to Shareholders
From earnings	—	—	(4,864,215)	(4,834,390)

Capital Share Transactions
Proceeds from shares sold	151,886,147	53,563,357	101,653,770	97,700,384
Payments for shares redeemed	(121,229,617)	(46,453,681)	(88,279,022)	(116,979,559)
Other capital	7,162	67	52	—
Net increase (decrease) in net assets from capital share transactions	30,663,692	7,109,743	13,374,800	(19,279,175)

Net increase (decrease) in net assets	103,941,851	61,854,207	33,008,823	16,853,417

Net Assets
Beginning of period	241,799,927	179,945,720	236,966,762	220,113,345
End of period	$345,741,778	$241,799,927	$269,975,585	$236,966,762

Transactions in Shares of the Funds
Sold	1,480,000	665,000	1,470,000	1,560,000
Redeemed	(1,200,000)	(620,000)	(1,250,000)	(1,875,000)
Net increase (decrease) in shares of the funds	280,000	45,000	220,000	(315,000)

See Notes to Financial Statements.
23

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2025 AND AUGUST 31, 2024
	Large Cap Equity ETF		Large Cap Growth ETF
Increase (Decrease) in Net Assets	August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024
Operations
Net investment income (loss)	$1,858,799	$1,999,333	$34,154	$38,772
Net realized gain (loss)	33,664,674	3,951,864	1,008,492	1,155,543
Change in net unrealized appreciation (depreciation)	(16,702,796)	37,086,916	1,641,780	2,239,276
Net increase (decrease) in net assets resulting from operations	18,820,677	43,038,113	2,684,426	3,433,591

Distributions to Shareholders
From earnings	(2,053,570)	(1,962,011)	(33,054)	(44,663)

Capital Share Transactions
Proceeds from shares sold	86,349,865	91,238,792	2,833,566	5,532,944
Payments for shares redeemed	(123,645,215)	(15,488,589)	(3,427,591)	(5,551,557)
Other capital	—	81	—	—
Net increase (decrease) in net assets from capital share transactions	(37,295,350)	75,750,284	(594,025)	(18,613)

Net increase (decrease) in net assets	(20,528,243)	116,826,386	2,057,347	3,370,315

Net Assets
Beginning of period	263,280,385	146,453,999	17,355,709	13,985,394
End of period	$242,752,142	$263,280,385	$19,413,056	$17,355,709

Transactions in Shares of the Funds
Sold	1,250,000	1,430,000	50,000	110,000
Redeemed	(1,820,000)	(240,000)	(60,000)	(120,000)
Net increase (decrease) in shares of the funds	(570,000)	1,190,000	(10,000)	(10,000)

See Notes to Financial Statements.
24

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2025 AND AUGUST 31, 2024
	Mid Cap Growth Impact ETF
Increase (Decrease) in Net Assets	August 31, 2025	August 31, 2024
Operations
Net investment income (loss)	$153,869	$85,888
Net realized gain (loss)	3,208,284	5,013,512
Change in net unrealized appreciation (depreciation)	6,695,431	8,699,275
Net increase (decrease) in net assets resulting from operations	10,057,584	13,798,675

Distributions to Shareholders
From earnings	(160,740)	(39,734)

Capital Share Transactions
Proceeds from shares sold	21,235,551	24,769,347
Payments for shares redeemed	(11,947,490)	(13,341,287)
Net increase (decrease) in net assets from capital share transactions	9,288,061	11,428,060

Net increase (decrease) in net assets	19,184,905	25,187,001

Net Assets
Beginning of period	70,328,677	45,141,676
End of period	$89,513,582	$70,328,677

Transactions in Shares of the Funds
Sold	335,000	465,000
Redeemed	(185,000)	(240,000)
Net increase (decrease) in shares of the funds	150,000	225,000

See Notes to Financial Statements.
25

Notes to Financial Statements

AUGUST 31, 2025

1. Organization

American Century ETF Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Delaware statutory trust. The financial statements herein relate to the following funds offered by the trust.

Fund Name	Herein Referenced As	Ticker	Exchange
American Century Focused Dynamic Growth ETF	Focused Dynamic Growth ETF	FDG	NYSE Arca, Inc.
American Century Focused Large Cap Value ETF	Focused Large Cap Value ETF	FLV	NYSE Arca, Inc.
American Century Large Cap Equity ETF (formerly American Century Sustainable Equity ETF)	Large Cap Equity ETF	ACLC	NYSE Arca, Inc.
American Century Large Cap Growth ETF (formerly American Century Sustainable Growth ETF)	Large Cap Growth ETF	ACGR	NYSE Arca, Inc.
American Century Mid Cap Growth Impact ETF	Mid Cap Growth Impact ETF	MID	NYSE Arca, Inc.

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund's portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund's investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

26

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. The Schedule of Investments provides additional information on a fund's level classifications.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. A fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. A fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes a fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, a fund may experience delays in recovery of the loaned securities or delays in access to collateral, or a fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, a fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities, and the remaining contractual maturities of any securities lending transactions are considered overnight and continuous.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.
27

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.

The annual management fee is as follows:

Annual Management Fee
Focused Dynamic Growth ETF	0.45%
Focused Large Cap Value ETF	0.42%
Large Cap Equity ETF	0.39%
Large Cap Growth ETF	0.39%
Mid Cap Growth Impact ETF	0.45%

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Related Party Ownership — A related party, including other funds advised by American Century Investments, may own outstanding shares of a fund. Related parties do not invest in a fund for the purpose of exercising management or control. As of period end, related parties with ownership of 5% or more of the outstanding shares of a fund are as follows:

	Related Party	% of Outstanding Shares
Focused Dynamic Growth ETF	American Century Strategic Asset Allocations, Inc	21%
Focused Large Cap Value ETF	American Century Strategic Asset Allocations, Inc	27%
Large Cap Growth ETF	American Century Investment Management, Inc. (ACIM)	40%

Interfund Transactions — A fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Investment transactions, excluding short-term investments and in kind transactions, for the period ended August 31, 2025 were as follows:

	Focused Dynamic Growth ETF	Focused Large Cap Value ETF	Large Cap Equity ETF	Large Cap Growth ETF	Mid Cap Growth Impact ETF
Purchases	$189,814,195	$190,484,961	$69,495,999	$5,598,876	$44,508,062
Sales	$112,218,637	$135,350,917	$65,229,448	$5,636,101	$34,430,468

Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended August 31, 2025 were as follows:

	In kind Subscriptions	In kind Redemptions	In kind Net Realized Gain/(Loss)*
Focused Dynamic Growth ETF	$68,273,591	$118,280,411	$36,945,494
Focused Large Cap Value ETF	$44,989,878	$86,132,066	$19,234,032
Large Cap Equity ETF	$78,370,942	$120,564,333	$38,581,384
Large Cap Growth ETF	$2,773,165	$3,350,718	$1,189,480
Mid Cap Growth Impact ETF	$10,123,875	$11,069,826	$3,787,596
*Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.

5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statement of Changes in Net Assets.

28

6. Risk Factors

The overall risk profile of a fund will be impacted by the fund’s investment strategy, including the investment vehicles and techniques utilized to manage a portfolio. The net asset value of a fund will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

7. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2025 and August 31, 2024 were as follows:
	2025		2024
	Distributions Paid From:		Distributions Paid From:
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Focused Dynamic Growth ETF	—	—	—	—
Focused Large Cap Value ETF	$4,864,215	—	$4,834,390	—
Large Cap Equity ETF	$2,053,570	—	$1,962,011	—
Large Cap Growth ETF	$33,054	—	$44,663	—
Mid Cap Growth Impact ETF	$160,740	—	$39,734	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

The reclassifications, which are primarily due to in kind transactions, were as follows:

	Focused Dynamic Growth ETF	Focused Large Cap Value ETF	Large Cap Equity ETF	Large Cap Growth ETF	Mid Cap Growth Impact ETF
Capital paid in	$34,268,932	$19,434,723	$38,344,694	$1,174,920	$3,784,469
Distributable earnings (loss)	$(34,268,932)	$(19,434,723)	$(38,344,694)	$(1,174,920)	$(3,784,469)

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	Focused Dynamic Growth ETF	Focused Large Cap Value ETF	Large Cap Equity ETF	Large Cap Growth ETF	Mid Cap Growth Impact ETF
Federal tax cost of investments	$229,217,373	$233,664,906	$203,912,144	$14,319,625	$72,254,959
Gross tax appreciation of investments	$119,817,578	$41,379,084	$43,689,107	$5,316,577	$18,575,317
Gross tax depreciation of investments	(3,023,053)	(5,169,678)	(4,960,433)	(225,564)	(1,322,920)
Net tax appreciation (depreciation) of investments	$116,794,525	$36,209,406	$38,728,674	$5,091,013	$17,252,397
Undistributed ordinary income	—	$549,695	$34,231	—	$39,283
Accumulated short-term capital losses	$(10,673,904)	$(684,298)	$(6,169,667)	$(635,371)	$(876,268)
Accumulated long-term capital losses	$(19,579,131)	$(6,981,612)	$(6,347,897)	$(440,054)	$(3,653,408)
Late-year ordinary loss deferral	$(462,191)	—	—	—	—

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the tax deferral of losses on wash sales.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Loss deferrals represent certain qualified losses that the funds have elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

29

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Focused Dynamic Growth ETF
2025	$89.06	(0.23)	26.61	26.38	—	0.00(4)	$115.44	29.62%	0.45%	(0.23)%	40%	$345,742
2024	$67.40	(0.16)	21.82	21.66	—	0.00(4)	$89.06	32.14%	0.45%	(0.21)%	45%	$241,800
2023	$57.75	(0.04)	9.69	9.65	—	0.00(4)	$67.40	16.70%	0.45%	(0.07)%	41%	$179,946
2022	$86.82	(0.13)	(28.94)	(29.07)	—	0.00(4)	$57.75	(33.49)%	0.45%	(0.19)%	42%	$140,333
2021	$68.04	(0.13)	18.92	18.79	(0.01)	0.00(4)	$86.82	27.61%	0.45%	(0.17)%	28%	$231,385

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Focused Large Cap Value ETF
2025	$69.70	1.52	4.76	6.28	(1.40)	—	(1.40)	0.00(4)	$74.58	9.19%	0.42%	2.19%	56%	$269,976
2024	$59.25	1.49	10.34	11.83	(1.38)	—	(1.38)	—	$69.70	20.29%	0.42%	2.41%	30%	$236,967
2023	$56.93	1.33	3.92	5.25	(1.32)	(1.61)	(2.93)	0.00(4)	$59.25	9.42%	0.42%	2.27%	41%	$220,113
2022	$62.15	1.24	(3.89)	(2.65)	(1.23)	(1.34)	(2.57)	0.00(4)	$56.93	(4.41)%	0.42%	2.06%	22%	$213,769
2021	$48.95	1.14	13.01	14.15	(0.95)	—	(0.95)	0.00(4)	$62.15	29.19%	0.42%	2.00%	36%	$264,123

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Large Cap Equity ETF
2025	$69.28	0.58	5.93	6.51	(0.63)	—	$75.16	9.45%	0.39%	0.83%	29%	$242,752
2024	$56.11	0.65	13.15	13.80	(0.63)	0.00(4)	$69.28	24.77%	0.39%	1.04%	18%	$263,280
2023	$48.74	0.67	7.27	7.94	(0.57)	—	$56.11	16.44%	0.39%	1.31%	17%	$146,454
2022	$57.20	0.50	(8.49)	(7.99)	(0.47)	—	$48.74	(14.03)%	0.39%	0.93%	21%	$104,800
2021	$44.16	0.45	13.01	13.46	(0.42)	—	$57.20	30.65%	0.39%	0.91%	22%	$150,436

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Large Cap Growth ETF
2025	$54.24	0.11	8.38	8.49	(0.11)	$62.62	15.69%	0.39%	0.20%	32%	$19,413
2024	$42.38	0.13	11.89	12.02	(0.16)	$54.24	28.41%	0.39%	0.27%	31%	$17,356
2023	$34.49	0.19	7.88	8.07	(0.18)	$42.38	23.50%	0.39%	0.52%	31%	$13,985
2022	$43.17	0.12	(8.72)	(8.60)	(0.08)	$34.49	(19.93)%	0.39%	0.29%	29%	$6,553
2021(4)	$40.15	0.01	3.01	3.02	—	$43.17	7.52%	0.39%	0.14%	4%	$6,044

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)June 29, 2021 (fund inception) through August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Mid Cap Growth Impact ETF
2025	$59.35	0.12	7.71	7.83	(0.13)	$67.05	13.21%	0.45%	0.19%	44%	$89,514
2024	$47.02	0.08	12.29	12.37	(0.04)	$59.35	26.29%	0.45%	0.15%	68%	$70,329
2023	$44.04	0.02	2.96	2.98	—	$47.02	6.78%	0.45%	0.05%	64%	$45,142
2022	$60.59	(0.08)	(16.47)	(16.55)	—	$44.04	(27.33)%	0.45%	(0.16)%	44%	$23,779
2021	$42.74	(0.11)	17.96	17.85	—	$60.59	41.78%	0.45%	(0.20)%	48%	$22,117

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Century ETF Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of American Century Focused Dynamic Growth ETF, American Century Focused Large Cap Value ETF, American Century Mid Cap Growth Impact ETF, American Century Large Cap Equity ETF (formerly, American Century Sustainable Equity ETF), and American Century Large Cap Growth ETF (formerly, American Century Sustainable Growth ETF), (the “Funds”), five of the funds constituting the American Century ETF Trust, as of August 31, 2025, the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods indicated in the table below; and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, and the results of their operations, the changes in their net assets, and the financial highlights for the periods listed in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Fund Constituting the American Century ETF Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
American Century Focused Dynamic Growth ETF	For the year ended August 31, 2025	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025, 2024, 2023, 2022, and 2021
American Century Focused Large Cap Value ETF
American Century Mid Cap Growth Impact ETF
American Century Large Cap Equity ETF (formerly, American Century Sustainable Equity ETF)
American Century Large Cap Growth ETF (formerly, American Century Sustainable Growth ETF)	For the year ended August 31, 2025	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025, 2024, 2023, and 2022, and the period from June 29, 2021 (fund inception) through August 31, 2021

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
October 16, 2025

We have served as the auditor of one or more American Century investment companies since 1997.
35

Approval of Management Agreement
At a meeting held on June 11, 2025, the Funds’ Board of Trustees (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees.

Prior to its consideration of the renewal of the Funds’ management agreement, the Trustees requested and reviewed extensive data and information compiled by the Advisor and certain independent data providers concerning each Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its Audit Committee on a continual basis and the information received was supplemental to the extensive information that the Board and its Audit Committee receive and consider over time.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to:

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to each Fund;
•the wide range of programs and services the Advisor and other service providers provide to each Fund and its shareholders on a routine and non-routine basis;
•each Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other funds with similar investment objectives and strategies;
•the cost of owning each Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to each Fund, the profitability of each Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of each Fund;
•any collateral benefits derived by the Advisor from the management of each Fund;
•fees and expenses associated with any investment by each Fund in other funds;
•payments to intermediaries by each Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The independent Trustees met separately in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The independent Trustees also held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Funds. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under each Fund’s management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include the following:

•constructing and designing each Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of each Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
36

•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans, if applicable)

Investment Management Services. The nature of the investment management services provided to each Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board provides oversight of the investment performance process. It regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Board found the investment management services provided by the Advisor to each Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides each Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its Audit Committee, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, if applicable, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund (pre- and post-distribution), and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to the Funds and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that each Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of each Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1, and, for certain funds, fees and expenses of each Fund’s independent Trustees (including their independent legal counsel). Under the unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Funds and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing each Fund’s unified fee to the total expense ratios of its peers. The Board concluded that the management fee paid by each Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to funds or other advisory clients managed similarly to the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of each Fund. The Board analyzed this information and concluded that the fees charged and services provided to each Fund were reasonable by comparison.

37

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by each Fund and the Advisor and services provided in response thereto. These payments could include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for each Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of each Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in each Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to each Fund.

Set forth below are certain of the Fund-specific factors that the Board considered in addition to the other factors described herein:
American Century Focused Dynamic Growth ETF - The Fund’s performance was above its benchmark for the one-year period and below its benchmark for the three-year period reviewed by the Board. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group.
American Century Focused Large Cap Value ETF - The Fund’s performance was above its benchmark for the three-year period and below its benchmark for the one-year period reviewed by the Board. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group.
American Century Large Cap Equity ETF - The Fund’s performance was below its benchmark for the one- and three-year periods reviewed by the Board. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group.
American Century Large Cap Growth ETF - The Fund’s performance was below its benchmark for the one- and three-year periods reviewed by the Board. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group.
American Century Mid Cap Growth Impact ETF - The Fund’s performance was below its benchmark for the one- and three-year periods reviewed by the Board. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was the lowest of its peer expense group.
Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to each Fund is fair in light of the services provided and that the management agreement between the Funds and the Advisor should be renewed for an additional one-year period.
38

Proxy Voting Results

A special meeting of shareholders of American Century Focused Dynamic Growth ETF (the “Fund”) was held on June 10, 2025, to vote on the following proposal. The proposal received the required votes and was adopted. A summary of voting results is listed below.

To reclassify the Fund from “diversified” to “non-diversified” under the Investment Company Act of 1940:

For:	$105,423,759
Against:	$4,081,109
Abstain:	$13,427,545
Broker non-votes:	N/A
39

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code (IRC).

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended August 31, 2025.

The funds hereby designate the following, or up to the maximum amount allowable, for the fiscal year ended August 31, 2025.

Corporate Dividends Received Deduction
Focused Dynamic Growth ETF	—
Focused Large Cap Value ETF	$4,825,715
Large Cap Equity ETF	$2,053,570
Large Cap Growth ETF	$33,054
Mid Cap Growth Impact ETF	$160,740
The funds utilized the following earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction (tax equalization) during the period ended August 31, 2025.

Dividends Paid Deduction (Tax Equalization)
Focused Dynamic Growth ETF	—
Focused Large Cap Value ETF	$531,192
Large Cap Equity ETF	$184,729
Large Cap Growth ETF	$2,822
Mid Cap Growth Impact ETF	—
40

Contact Us	americancentury.com
American Century Sales Representatives, Financial Professionals, Broker Dealers, Insurance Companies, Banks and Trust Companies	1-833-ACI-ETFS

Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-96952 2510

Annual Financial Statements and Other Information

August 31, 2025

American Century® Quality Convertible Securities ETF (QCON)
American Century® Quality Diversified International ETF (QINT)
American Century® Quality Preferred ETF (QPFF)
American Century® U.S. Quality Growth ETF (QGRO)
American Century® U.S. Quality Value ETF (VALQ)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit americancentury.com/docs.

Schedule of Investments - Quality Convertible Securities ETF
AUGUST 31, 2025

	Shares	Value
SHORT-TERM INVESTMENTS — 99.7%
Money Market Funds — 99.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $24,189,741)	24,189,741	$24,189,741
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $24,189,741)		24,189,741
OTHER ASSETS AND LIABILITIES — 0.3%		65,917
TOTAL NET ASSETS — 100.0%		$24,255,658

NOTES TO SCHEDULE OF INVESTMENTS

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 1.

See Notes to Financial Statements.
2

Schedule of Investments - Quality Diversified International ETF
AUGUST 31, 2025

	Shares	Value
COMMON STOCKS — 99.4%
Australia — 4.4%
ALS Ltd.	49,315	$598,180
Aristocrat Leisure Ltd.	12,847	609,160
BHP Group Ltd.	17,578	489,951
Brambles Ltd.	287,535	4,872,896
Evolution Mining Ltd.	106,852	612,997
Fortescue Ltd.	200,675	2,531,149
JB Hi-Fi Ltd.	6,111	467,307
Netwealth Group Ltd.	26,667	598,477
Northern Star Resources Ltd.	53,332	665,571
Pro Medicus Ltd.	6,472	1,257,086
REA Group Ltd.(1)	14,434	2,363,835
Sonic Healthcare Ltd.	24,580	386,090
South32 Ltd.	216,754	382,723
Technology One Ltd.	30,781	801,620
Xero Ltd.(2)	10,075	1,074,326
		17,711,368
Austria — 1.8%
ANDRITZ AG	6,635	467,127
BAWAG Group AG(2)	17,241	2,229,186
Erste Group Bank AG	16,479	1,568,561
OMV AG	42,640	2,348,594
Raiffeisen Bank International AG	14,472	480,789
		7,094,257
Belgium — 1.1%
Ageas SA	8,364	589,309
Argenx SE(2)	897	638,668
D'ieteren Group	6,619	1,434,335
Lotus Bakeries NV(1)	104	1,019,871
UCB SA(1)	2,844	667,142
		4,349,325
Canada — 10.0%
Agnico Eagle Mines Ltd.	21,548	3,106,575
Alamos Gold, Inc., Class A	23,167	705,435
ARC Resources Ltd.	48,740	937,997
AtkinsRealis Group, Inc.	7,775	534,657
Barrick Mining Corp.	48,956	1,303,698
Brookfield Asset Management Ltd., Class A(1)	35,512	2,136,402
Cameco Corp.	8,770	678,710
Canadian Tire Corp. Ltd., Class A	13,838	1,725,531
Celestica, Inc.(2)	5,289	1,030,033
CGI, Inc.	3,978	386,286
Definity Financial Corp.	9,480	490,032
Descartes Systems Group, Inc.(2)	4,429	442,679
Dollarama, Inc.	18,448	2,515,435
Empire Co. Ltd., Class A	11,069	429,671
George Weston Ltd.	23,745	1,529,113
Gildan Activewear, Inc.	12,218	667,103
IGM Financial, Inc.	81,978	2,939,234
Imperial Oil Ltd.(1)	26,320	2,388,319
Intact Financial Corp.	2,780	556,729
3

Schedule of Investments - Quality Diversified International ETF

	Shares	Value
Kinross Gold Corp.	108,321	$2,263,909
Lundin Gold, Inc.	12,455	765,882
Magna International, Inc.	47,413	2,176,257
Manulife Financial Corp.	13,458	414,024
Onex Corp.	5,769	493,580
Pan American Silver Corp.	21,051	714,050
Pembina Pipeline Corp.	11,368	429,358
Quebecor, Inc., Class B(1)	15,128	459,673
RB Global, Inc.	4,876	558,497
Saputo, Inc.(1)	22,091	553,019
Shopify, Inc., Class A(2)	17,976	2,539,649
Stantec, Inc.	21,018	2,284,608
Suncor Energy, Inc.	14,579	602,650
Wheaton Precious Metals Corp.	6,694	672,211
WSP Global, Inc.	2,495	508,102
		39,939,108
Denmark — 2.3%
AP Moller - Maersk AS, B Shares	1,043	2,149,133
Carlsberg AS, B Shares	2,985	365,115
Danske Bank AS	11,270	463,853
DSV AS	2,206	489,087
Genmab AS(2)	5,410	1,350,277
Jyske Bank AS	4,623	496,390
Novo Nordisk AS, Class B	47,293	2,672,499
Pandora AS	6,274	867,354
Vestas Wind Systems AS	27,761	552,651
		9,406,359
Finland — 1.8%
Fortum OYJ	24,801	429,153
Kesko OYJ, B Shares(1)	17,537	388,976
Konecranes OYJ	12,061	994,231
Nokia OYJ(1)	82,322	354,391
Nordea Bank Abp	29,869	455,809
Orion OYJ, Class B(1)	16,343	1,305,581
Sampo OYJ, A Shares(1)	48,014	550,952
UPM-Kymmene OYJ	15,640	445,400
Valmet OYJ(1)	14,080	489,387
Wartsila OYJ Abp	54,466	1,596,551
		7,010,431
France — 7.8%
ArcelorMittal SA	31,054	1,034,558
AXA SA	10,683	497,589
BNP Paribas SA	46,341	4,164,421
Bouygues SA	47,071	2,018,544
Cie de Saint-Gobain SA	3,855	416,182
Dassault Aviation SA	1,407	444,153
Eiffage SA	13,672	1,720,559
Elis SA	19,202	526,179
Engie SA	173,994	3,600,516
EssilorLuxottica SA	2,950	899,854
Eurofins Scientific SE(1)	15,573	1,182,537
Gaztransport Et Technigaz SA	3,050	569,231
Hermes International SCA	2,331	5,708,985
4

Schedule of Investments - Quality Diversified International ETF

	Shares	Value
Nexans SA	3,745	$571,001
Orange SA	34,364	560,105
Publicis Groupe SA	4,014	370,646
Renault SA	32,102	1,263,396
Sanofi SA	4,257	422,345
Sartorius Stedim Biotech	5,442	1,116,006
SCOR SE	14,441	473,040
SEB SA(1)	8,944	651,916
Sodexo SA	6,232	374,206
SPIE SA	18,497	1,025,204
TotalEnergies SE	7,340	460,813
Veolia Environnement SA	12,424	410,312
Vinci SA	4,365	592,031
		31,074,329
Germany — 9.5%
adidas AG	2,082	405,066
BASF SE	8,988	477,451
Bayer AG	66,996	2,204,206
Bechtle AG	9,909	450,413
Brenntag SE	6,445	398,803
Commerzbank AG	43,338	1,654,148
Continental AG	4,888	428,605
CTS Eventim AG & Co. KGaA	9,251	867,178
Deutsche Bank AG	15,692	551,356
Deutsche Post AG	10,207	465,211
Deutsche Telekom AG	61,067	2,234,746
Evonik Industries AG	47,415	914,908
Fresenius Medical Care AG	32,112	1,655,332
Fresenius SE & Co. KGaA	13,772	748,838
Hannover Rueck SE	12,567	3,658,787
Heidelberg Materials AG	12,009	2,840,709
Henkel AG & Co. KGaA	49,302	3,789,090
HOCHTIEF AG	5,380	1,361,808
Mercedes-Benz Group AG	49,503	3,098,135
Nemetschek SE	4,980	687,982
Qiagen NV(1)	11,377	529,031
Rheinmetall AG	1,326	2,572,109
SAP SE	3,207	872,933
Scout24 SE	15,755	2,041,295
Siemens Energy AG(2)	16,959	1,804,087
Symrise AG	4,331	419,377
Zalando SE(2)	28,610	797,293
		37,928,897
Hong Kong — 0.3%
PRADA SpA	195,200	1,150,985
Ireland — 0.9%
AIB Group PLC	54,620	443,780
Bank of Ireland Group PLC	130,577	1,931,343
Kingspan Group PLC	5,983	461,609
Ryanair Holdings PLC, ADR	14,324	909,144
		3,745,876
Israel — 1.9%
CyberArk Software Ltd.(2)	2,961	1,342,103
5

Schedule of Investments - Quality Diversified International ETF

	Shares	Value
Elbit Systems Ltd.	2,997	$1,457,881
ICL Group Ltd.	214,236	1,392,573
Israel Discount Bank Ltd., A Shares	50,255	497,858
Monday.com Ltd.(2)	1,956	377,508
Nice Ltd.(2)	5,721	806,462
Nova Ltd.(2)	2,636	694,164
Teva Pharmaceutical Industries Ltd.(2)	24,172	444,458
Wix.com Ltd.(2)	3,446	486,162
		7,499,169
Italy — 5.3%
A2A SpA	193,742	486,808
Banca Mediolanum SpA	25,939	524,683
Banca Monte dei Paschi di Siena SpA(1)	55,905	513,001
Banco BPM SpA	174,268	2,390,801
BPER Banca SpA	69,200	718,784
Enel SpA	53,185	490,799
Eni SpA	53,467	955,800
Ferrari NV	9,467	4,505,229
Hera SpA	100,403	431,547
Intesa Sanpaolo SpA	97,210	611,990
Italgas SpA	65,170	585,784
Iveco Group NV	47,141	1,013,620
Lottomatica Group SpA	19,532	531,111
Prysmian SpA	17,716	1,546,129
Recordati Industria Chimica e Farmaceutica SpA	8,482	524,429
Tenaris SA	25,663	464,903
UniCredit SpA	53,168	4,112,264
Unipol Assicurazioni SpA	30,676	640,915
		21,048,597
Japan — 18.7%
Advantest Corp.	23,200	1,774,092
AGC, Inc.	14,600	457,816
Aisin Corp.	35,400	582,559
Ajinomoto Co., Inc.	23,600	640,013
ANA Holdings, Inc.	21,300	429,433
Asahi Kasei Corp.	134,100	1,094,333
Asics Corp.	27,000	725,803
BayCurrent, Inc.	10,700	607,096
Canon, Inc.(1)	30,600	895,510
Capcom Co. Ltd.	37,900	1,022,730
Chugai Pharmaceutical Co. Ltd.	52,400	2,315,624
Dai Nippon Printing Co. Ltd.	29,000	485,739
Daifuku Co. Ltd.	22,200	698,729
Dai-ichi Life Holdings, Inc.	54,700	448,845
Daiichi Sankyo Co. Ltd.	74,400	1,779,028
Daikin Industries Ltd.	3,700	462,257
Daito Trust Construction Co. Ltd.	3,700	393,724
Daiwa Securities Group, Inc.	62,200	482,197
Denso Corp.	243,900	3,494,978
Dentsu Group, Inc.	19,900	392,945
Disco Corp.	4,000	1,094,422
Ebara Corp.	59,000	1,213,176
Fast Retailing Co. Ltd.	1,500	468,869
6

Schedule of Investments - Quality Diversified International ETF

	Shares	Value
Fuji Electric Co. Ltd.	9,300	$585,635
Fujitsu Ltd.	20,300	488,503
Hitachi Ltd.	19,200	517,313
Hoya Corp.	4,300	555,244
Isetan Mitsukoshi Holdings Ltd.	27,900	464,137
Japan Airlines Co. Ltd.	22,500	478,474
Japan Post Insurance Co. Ltd.	19,400	543,179
Japan Tobacco, Inc.	15,200	483,287
JFE Holdings, Inc.	148,200	1,842,390
Komatsu Ltd.	33,700	1,140,891
Konami Group Corp.	8,500	1,282,126
Kyocera Corp.	218,800	2,909,973
LY Corp.	132,800	420,442
M3, Inc.	36,300	532,358
Makita Corp.	30,400	1,026,347
MEIJI Holdings Co. Ltd.	18,900	393,111
Mitsubishi Chemical Group Corp.	80,900	459,699
Mitsubishi Corp.	21,000	474,114
Mitsubishi Electric Corp.	24,900	594,438
Mitsubishi Heavy Industries Ltd.	71,400	1,801,579
Mitsubishi UFJ Financial Group, Inc.	37,300	567,671
MonotaRO Co. Ltd.	28,700	494,518
MS&AD Insurance Group Holdings, Inc.	18,800	437,323
Murata Manufacturing Co. Ltd.	29,200	471,392
NEC Corp.	58,700	1,787,457
Niterra Co. Ltd.	31,000	1,104,234
Nitto Denko Corp.	28,100	632,492
Ono Pharmaceutical Co. Ltd.	38,800	437,014
ORIX Corp.	19,800	511,394
Osaka Gas Co. Ltd.	16,800	478,113
Otsuka Corp.	20,600	423,071
Otsuka Holdings Co. Ltd.	18,500	970,741
Pan Pacific International Holdings Corp.	17,800	642,035
Panasonic Holdings Corp.	236,600	2,394,931
Recruit Holdings Co. Ltd.	45,900	2,626,549
Ricoh Co. Ltd.	105,700	934,284
Ryohin Keikaku Co. Ltd.(1)	31,200	671,033
Sanrio Co. Ltd.	13,700	708,855
SBI Holdings, Inc.	34,500	1,621,009
SCREEN Holdings Co. Ltd.	13,000	982,686
SCSK Corp.	15,800	503,296
Shimamura Co. Ltd.	6,000	442,920
Shimizu Corp.	46,900	630,068
Shionogi & Co. Ltd.	25,200	435,902
Sompo Holdings, Inc.	16,900	540,115
Sony Group Corp.	132,500	3,621,376
Subaru Corp.	22,900	449,214
Sumitomo Electric Industries Ltd.	28,200	789,853
Suntory Beverage & Food Ltd.	12,800	396,244
Suzuki Motor Corp.	96,500	1,276,961
Takeda Pharmaceutical Co. Ltd.	14,200	427,459
TDK Corp.	265,000	3,422,012
Terumo Corp.(1)	27,600	494,891
7

Schedule of Investments - Quality Diversified International ETF

	Shares	Value
TIS, Inc.	15,400	$512,706
Tokyo Century Corp.	39,300	491,317
Tokyo Electron Ltd.	9,900	1,348,242
TOPPAN Holdings, Inc.	15,900	409,923
Trend Micro, Inc.	7,300	386,892
Yokogawa Electric Corp.	20,300	592,567
		75,021,918
Netherlands — 4.5%
Adyen NV(2)	793	1,331,582
ASM International NV	1,850	888,314
ASML Holding NV	818	607,441
BE Semiconductor Industries NV	4,276	575,966
CVC Capital Partners PLC	49,254	994,225
Heineken Holding NV(1)	5,794	411,417
ING Groep NV	117,172	2,797,478
JDE Peet's NV(1)	18,022	659,990
Koninklijke Ahold Delhaize NV	84,832	3,399,455
NN Group NV	42,299	2,911,528
Prosus NV(2)	42,564	2,632,986
Randstad NV(1)	10,205	482,742
Wolters Kluwer NV	2,896	364,820
		18,057,944
New Zealand — 0.5%
Fisher & Paykel Healthcare Corp. Ltd.	97,608	2,105,975
Norway — 0.9%
Equinor ASA	61,376	1,514,688
Gjensidige Forsikring ASA	20,128	559,157
Kongsberg Gruppen ASA	36,369	1,086,206
Yara International ASA	13,720	499,459
		3,659,510
Portugal — 0.3%
Banco Comercial Portugues SA, R Shares	958,636	812,045
EDP SA	106,130	470,041
		1,282,086
Singapore — 2.1%
Genting Singapore Ltd.(1)	3,906,300	2,191,266
Grab Holdings Ltd., Class A(2)	105,416	526,026
Singapore Airlines Ltd.(1)	79,600	408,132
Singapore Exchange Ltd.	198,400	2,561,284
Singapore Technologies Engineering Ltd.	359,900	2,153,855
Wilmar International Ltd.	179,800	413,224
		8,253,787
Spain — 3.5%
ACS Actividades de Construccion y Servicios SA	8,439	637,876
Aena SME SA	116,179	3,367,391
Amadeus IT Group SA(1)	6,268	525,748
Banco Bilbao Vizcaya Argentaria SA	260,173	4,734,889
Banco de Sabadell SA(1)	141,596	537,812
Banco Santander SA	54,415	519,665
CaixaBank SA	84,763	846,361
Endesa SA	21,162	644,521
International Consolidated Airlines Group SA	110,881	573,529
Mapfre SA	137,981	604,725
8

Schedule of Investments - Quality Diversified International ETF

	Shares	Value
Telefonica SA(1)	86,878	$465,780
Unicaja Banco SA	197,157	546,678
		14,004,975
Sweden — 2.1%
AddTech AB, B Shares	17,112	600,078
Axfood AB(1)	17,511	552,344
H & M Hennes & Mauritz AB, B Shares(1)	29,902	439,432
Lifco AB, B Shares(1)	21,801	774,752
Saab AB, Class B(1)	24,694	1,395,471
Securitas AB, B Shares	75,806	1,160,070
Skanska AB, B Shares	18,248	453,173
SKF AB, B Shares(1)	21,064	540,850
SSAB AB, B Shares(1)	72,808	413,209
Tele2 AB, B Shares(1)	34,291	603,937
Telefonaktiebolaget LM Ericsson, B Shares	192,987	1,527,841
		8,461,157
Switzerland — 5.7%
ABB Ltd.	9,191	616,818
Accelleron Industries AG	18,644	1,604,334
Avolta AG(2)	19,437	1,116,357
Belimo Holding AG	1,165	1,282,828
Cie Financiere Richemont SA, Class A	2,751	481,652
DKSH Holding AG	5,515	405,597
Galderma Group AG	9,756	1,708,632
Logitech International SA	7,395	763,591
Novartis AG	44,236	5,599,042
On Holding AG, Class A(2)	10,946	493,446
Partners Group Holding AG	890	1,222,245
Roche Holding AG	14,472	4,719,003
Straumann Holding AG	7,429	870,525
Sulzer AG	3,019	565,743
Swatch Group AG, Bearer Shares(1)	2,556	462,163
Swiss Re AG	2,413	437,342
VAT Group AG(1)	1,365	446,399
		22,795,717
United Kingdom — 12.5%
3i Group PLC	56,325	3,060,066
Admiral Group PLC	48,165	2,360,245
Antofagasta PLC	21,921	636,067
Associated British Foods PLC	16,281	475,791
AstraZeneca PLC	6,277	1,000,644
Barclays PLC	681,324	3,319,850
Beazley PLC	47,714	505,111
British American Tobacco PLC	78,462	4,455,668
BT Group PLC	175,332	513,335
Centrica PLC	225,576	490,517
Coca-Cola HBC AG(2)	13,458	680,763
Convatec Group PLC	131,976	421,927
DCC PLC	6,869	436,833
Diploma PLC	8,347	609,339
easyJet PLC	55,886	370,633
Endeavour Mining PLC	18,557	645,208
Evraz PLC(2)(3)	199,959	27
9

Schedule of Investments - Quality Diversified International ETF

	Shares	Value
Games Workshop Group PLC	2,482	$518,169
GSK PLC	20,852	412,037
Halma PLC	13,059	580,567
Hikma Pharmaceuticals PLC	14,850	358,745
HSBC Holdings PLC	388,000	4,971,187
IG Group Holdings PLC	34,185	522,235
Imperial Brands PLC	11,569	488,590
InterContinental Hotels Group PLC	18,972	2,303,025
Investec PLC	60,895	446,732
Kingfisher PLC	239,102	832,817
Lloyds Banking Group PLC	797,316	855,307
Marks & Spencer Group PLC	160,950	751,712
NatWest Group PLC	356,586	2,461,206
Next PLC	3,749	605,830
Prudential PLC	45,637	608,696
Rightmove PLC	51,298	514,778
Rio Tinto PLC	55,763	3,485,846
Rolls-Royce Holdings PLC	89,259	1,287,145
Schroders PLC	91,673	470,967
Smith & Nephew PLC	29,358	550,656
Smiths Group PLC	73,996	2,356,070
Taylor Wimpey PLC	277,442	358,925
Tesco PLC	81,530	466,029
Vodafone Group PLC	2,627,276	3,145,960
Wise PLC, Class A(2)	41,388	589,611
WPP PLC	53,789	285,223
		50,210,089
United States — 1.5%
Autoliv, Inc.	12,019	1,491,197
CRH PLC	5,632	636,134
Flex Ltd.(2)	25,391	1,361,466
Janus Henderson Group PLC	14,133	626,375
Sportradar Group AG, Class A(2)	23,228	718,674
TechnipFMC PLC	19,818	728,510
Waste Connections, Inc.	2,604	481,245
		6,043,601
TOTAL COMMON STOCKS (Cost $336,616,667)		397,855,460
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.(2) (Cost $—)	966	7
SHORT-TERM INVESTMENTS — 1.1%
Money Market Funds — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,294,907	1,294,907
State Street Navigator Securities Lending Government Money Market Portfolio(4)	3,328,037	3,328,037
TOTAL SHORT-TERM INVESTMENTS (Cost $4,622,944)		4,622,944
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $341,239,611)		402,478,411
OTHER ASSETS AND LIABILITIES — (0.5)%		(2,132,223)
TOTAL NET ASSETS — 100.0%		$400,346,188

10

Schedule of Investments - Quality Diversified International ETF

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	21.4%
Industrials	18.9%
Consumer Discretionary	15.6%
Health Care	10.9%
Information Technology	9.3%
Materials	8.0%
Consumer Staples	5.7%
Communication Services	4.4%
Energy	3.0%
Utilities	2.1%
Real Estate	0.1%
Short-Term Investments	1.1%
Other Assets and Liabilities	(0.5)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $13,504,721. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Security may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $14,296,501, which includes securities collateral of $10,968,464.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Canada	$18,995,208	$20,943,900	—
Germany	529,031	37,399,866	—
Ireland	909,144	2,836,732	—
Israel	2,899,937	4,599,232	—
Singapore	526,026	7,727,761	—
Switzerland	493,446	22,302,271	—
United States	6,043,601	—	—
Other Countries	—	271,649,305	—
Warrants	—	7	—
Short-Term Investments	4,622,944	—	—
	$35,019,337	$367,459,074	—

See Notes to Financial Statements.
11

Schedule of Investments - Quality Preferred ETF
AUGUST 31, 2025

	Shares	Value
SHORT-TERM INVESTMENTS — 99.5%
Money Market Funds — 99.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $39,910,056)	39,910,056	$39,910,056
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $39,910,056)		39,910,056
OTHER ASSETS AND LIABILITIES — 0.5%		197,189
TOTAL NET ASSETS — 100.0%		$40,107,245

NOTES TO SCHEDULE OF INVESTMENTS

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 1.

See Notes to Financial Statements.
12

Schedule of Investments - U.S. Quality Growth ETF
AUGUST 31, 2025

	Shares	Value
COMMON STOCKS — 99.7%
Aerospace and Defense — 2.2%
Axon Enterprise, Inc.(1)	2,159	$1,613,399
BWX Technologies, Inc.	10,141	1,643,248
Curtiss-Wright Corp.	3,439	1,644,358
General Electric Co.	74,467	20,493,318
Howmet Aerospace, Inc.	96,723	16,839,474
		42,233,797
Air Freight and Logistics — 0.4%
CH Robinson Worldwide, Inc.	65,777	8,465,500
Automobile Components — 0.2%
Gentex Corp.	109,078	3,055,275
Modine Manufacturing Co.(1)	11,783	1,604,020
		4,659,295
Beverages — 0.5%
Coca-Cola Consolidated, Inc.	25,762	3,020,337
Monster Beverage Corp.(1)	108,445	6,768,052
		9,788,389
Biotechnology — 4.8%
Alkermes PLC(1)	103,249	2,991,123
Exelixis, Inc.(1)	318,059	11,901,768
Gilead Sciences, Inc.	374,690	42,328,729
Halozyme Therapeutics, Inc.(1)	85,537	6,257,032
Incyte Corp.(1)	288,961	24,448,990
Neurocrine Biosciences, Inc.(1)	22,681	3,166,268
		91,093,910
Broadline Retail — 3.1%
Amazon.com, Inc.(1)	247,804	56,747,116
Dillard's, Inc., Class A(2)	5,755	3,066,724
		59,813,840
Building Products — 1.4%
A.O. Smith Corp.	41,729	2,974,860
Armstrong World Industries, Inc.	67,084	13,133,035
Johnson Controls International PLC	15,420	1,648,244
Lennox International, Inc.	5,189	2,894,735
Trane Technologies PLC	11,142	4,630,615
Zurn Elkay Water Solutions Corp.	35,824	1,624,977
		26,906,466
Capital Markets — 1.7%
Blackstone, Inc.	9,701	1,662,751
Cboe Global Markets, Inc.	6,712	1,583,696
Charles Schwab Corp.	17,259	1,654,103
Evercore, Inc., Class A	9,603	3,087,845
Houlihan Lokey, Inc.	8,366	1,666,926
Interactive Brokers Group, Inc., Class A	159,035	9,898,338
Morningstar, Inc.	17,912	4,700,467
Piper Sandler Cos.	14,045	4,688,081
SEI Investments Co.	34,073	3,007,964
		31,950,171
Chemicals — 0.4%
Ecolab, Inc.	5,829	1,614,866
NewMarket Corp.	5,932	4,905,527
13

Schedule of Investments - U.S. Quality Growth ETF

	Shares	Value
RPM International, Inc.	12,965	$1,624,644
		8,145,037
Commercial Services and Supplies — 0.1%
Rollins, Inc.	28,522	1,612,634
Communications Equipment — 2.4%
Arista Networks, Inc.(1)	283,714	38,741,147
F5, Inc.(1)	14,896	4,664,533
Motorola Solutions, Inc.	3,581	1,691,879
		45,097,559
Construction and Engineering — 1.5%
AECOM	13,449	1,679,645
Comfort Systems USA, Inc.	2,399	1,687,409
Dycom Industries, Inc.(1)	18,358	4,634,844
EMCOR Group, Inc.	8,434	5,229,080
MasTec, Inc.(1)	9,346	1,698,075
Quanta Services, Inc.	4,354	1,645,638
Sterling Infrastructure, Inc.(1)	22,818	6,355,497
Valmont Industries, Inc.	12,590	4,622,041
		27,552,229
Construction Materials — 0.0%
James Hardie Industries PLC(1)	1	20
Consumer Staples Distribution & Retail — 1.3%
Maplebear, Inc.(1)	70,824	3,071,637
Sprouts Farmers Market, Inc.(1)	88,840	12,485,573
U.S. Foods Holding Corp.(1)	60,531	4,697,206
Walmart, Inc.	48,803	4,732,915
		24,987,331
Diversified Consumer Services — 2.3%
Duolingo, Inc.(1)	21,294	6,342,631
Grand Canyon Education, Inc.(1)	98,746	19,904,231
H&R Block, Inc.	58,923	2,966,773
Stride, Inc.(1)	84,401	13,773,399
		42,987,034
Electric Utilities — 0.1%
Constellation Energy Corp.	5,333	1,642,457
Electrical Equipment — 1.7%
Acuity, Inc.	9,402	3,069,471
GE Vernova, Inc.	21,796	13,360,294
Generac Holdings, Inc.(1)	61,400	11,374,350
Vertiv Holdings Co., Class A	39,339	5,017,690
		32,821,805
Electronic Equipment, Instruments and Components — 3.0%
Amphenol Corp., Class A	109,950	11,969,157
Cognex Corp.	36,952	1,623,671
Corning, Inc.	25,148	1,685,670
Fabrinet(1)	5,619	1,861,518
Itron, Inc.(1)	149,038	18,322,732
Jabil, Inc.	77,694	15,914,062
TE Connectivity PLC	8,068	1,666,042
Zebra Technologies Corp., Class A(1)	14,640	4,642,198
		57,685,050
Energy Equipment and Services — 0.4%
Baker Hughes Co.	174,204	7,908,862
14

Schedule of Investments - U.S. Quality Growth ETF

	Shares	Value
Entertainment — 5.4%
Netflix, Inc.(1)	47,074	$56,877,161
Spotify Technology SA(1)	67,547	46,058,948
		102,936,109
Financial Services — 4.3%
Mastercard, Inc., Class A	110,456	65,753,352
Toast, Inc., Class A(1)	295,351	13,320,330
Visa, Inc., Class A	4,725	1,662,161
		80,735,843
Ground Transportation — 0.5%
Lyft, Inc., Class A(1)	361,158	5,857,983
Uber Technologies, Inc.(1)	31,735	2,975,156
		8,833,139
Health Care Equipment and Supplies — 4.1%
Boston Scientific Corp.(1)	218,099	23,009,444
Dexcom, Inc.(1)	20,106	1,514,786
IDEXX Laboratories, Inc.(1)	44,021	28,485,549
Insulet Corp.(1)	5,000	1,699,400
Intuitive Surgical, Inc.(1)	9,053	4,284,740
Merit Medical Systems, Inc.(1)	18,490	1,674,085
Penumbra, Inc.(1)	49,088	13,383,352
ResMed, Inc.	16,088	4,416,317
		78,467,673
Health Care Providers and Services — 0.1%
Encompass Health Corp.	13,465	1,639,498
Health Care REITs — 0.1%
American Healthcare REIT, Inc.	38,944	1,666,414
Health Care Technology — 0.6%
Doximity, Inc., Class A(1)	143,010	9,716,100
Waystar Holding Corp.(1)	45,639	1,728,805
		11,444,905
Hotels, Restaurants and Leisure — 3.9%
Booking Holdings, Inc.	11,564	64,747,414
Brinker International, Inc.	20,423	3,185,580
DoorDash, Inc., Class A(1)	6,688	1,640,232
Expedia Group, Inc.	14,299	3,071,425
Wingstop, Inc.	4,979	1,633,709
		74,278,360
Household Durables — 0.2%
Garmin Ltd.	7,011	1,695,400
Somnigroup International, Inc.	19,739	1,657,089
		3,352,489
Household Products — 0.3%
Clorox Co.	25,531	3,017,764
Colgate-Palmolive Co.	35,742	3,004,830
		6,022,594
Independent Power and Renewable Electricity Producers — 0.3%
Vistra Corp.	29,572	5,592,361
Interactive Media and Services — 7.1%
Alphabet, Inc., Class A	321,018	68,347,942
Match Group, Inc.	177,814	6,639,575
Meta Platforms, Inc., Class A	75,130	55,498,531
Pinterest, Inc., Class A(1)	86,258	3,159,631
15

Schedule of Investments - U.S. Quality Growth ETF

	Shares	Value
Reddit, Inc., Class A(1)	7,611	$1,713,084
		135,358,763
IT Services — 1.9%
Accenture PLC, Class A	85,598	22,252,912
Cloudflare, Inc., Class A(1)	10,543	2,200,430
Gartner, Inc.(1)	12,292	3,087,627
GoDaddy, Inc., Class A(1)	20,886	3,097,603
International Business Machines Corp.	12,688	3,089,401
VeriSign, Inc.	11,395	3,115,051
		36,843,024
Life Sciences Tools and Services — 0.7%
Illumina, Inc.(1)	30,173	3,016,093
Medpace Holdings, Inc.(1)	20,385	9,693,271
		12,709,364
Machinery — 1.6%
Crane Co.	8,515	1,577,829
Federal Signal Corp.	75,495	9,285,130
Flowserve Corp.	88,247	4,735,334
ITT, Inc.	9,679	1,647,850
Lincoln Electric Holdings, Inc.	12,525	3,038,941
SPX Technologies, Inc.(1)	8,684	1,624,863
Toro Co.	38,827	3,147,317
Watts Water Technologies, Inc., Class A	16,843	4,663,827
		29,721,091
Media — 2.0%
New York Times Co., Class A	632,296	37,836,593
Metals and Mining — 0.2%
Newmont Corp.	43,403	3,229,183
Oil, Gas and Consumable Fuels — 0.9%
Antero Midstream Corp.	514,905	9,160,160
APA Corp.	141,944	3,295,940
Texas Pacific Land Corp.	4,470	4,172,655
		16,628,755
Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.	64,100	3,024,238
Eli Lilly & Co.	64,255	47,071,928
Merck & Co., Inc.	91,331	7,682,764
		57,778,930
Professional Services — 1.6%
Booz Allen Hamilton Holding Corp.	167,651	18,227,017
ExlService Holdings, Inc.(1)	107,278	4,696,631
Genpact Ltd.	67,792	3,073,689
Jacobs Solutions, Inc.	11,139	1,628,856
Leidos Holdings, Inc.	16,901	3,057,729
		30,683,922
Real Estate Management and Development — 1.4%
Jones Lang LaSalle, Inc.(1)	86,504	26,433,027
Semiconductors and Semiconductor Equipment — 8.1%
Advanced Micro Devices, Inc.(1)	9,859	1,603,369
Astera Labs, Inc.(1)	55,412	10,096,066
Cirrus Logic, Inc.(1)	26,168	2,988,124
KLA Corp.	25,884	22,570,848
Lam Research Corp.	323,446	32,393,117
16

Schedule of Investments - U.S. Quality Growth ETF

	Shares	Value
Micron Technology, Inc.	14,055	$1,672,686
Monolithic Power Systems, Inc.	5,599	4,679,420
NVIDIA Corp.	265,499	46,244,616
QUALCOMM, Inc.	194,396	31,245,269
		153,493,515
Software — 20.3%
Adobe, Inc.(1)	106,365	37,940,396
AppLovin Corp., Class A(1)	85,594	40,964,432
Atlassian Corp., Class A(1)	17,985	3,197,373
Autodesk, Inc.(1)	10,584	3,330,785
Box, Inc., Class A(1)	386,371	12,607,286
Cadence Design Systems, Inc.(1)	4,731	1,657,884
Docusign, Inc.(1)	164,238	12,590,485
Dolby Laboratories, Inc., Class A	40,619	2,911,570
Dropbox, Inc., Class A(1)	426,323	12,388,917
Dynatrace, Inc.(1)	62,179	3,146,257
Fair Isaac Corp.(1)	3,338	5,079,234
Fortinet, Inc.(1)	38,386	3,023,665
Guidewire Software, Inc.(1)	7,729	1,677,348
HubSpot, Inc.(1)	27,399	13,238,375
InterDigital, Inc.	11,536	3,134,447
Intuit, Inc.	4,635	3,091,545
Manhattan Associates, Inc.(1)	21,852	4,707,795
Microsoft Corp.	9,317	4,720,831
Nutanix, Inc., Class A(1)	291,959	19,622,564
Palantir Technologies, Inc., Class A(1)	238,156	37,321,427
Palo Alto Networks, Inc.(1)	123,301	23,491,307
Pegasystems, Inc.	147,313	7,985,838
PTC, Inc.(1)	21,974	4,691,449
Q2 Holdings, Inc.(1)	20,799	1,637,505
Qualys, Inc.(1)	136,985	18,603,933
Salesforce, Inc.	173,197	44,381,731
Samsara, Inc., Class A(1)	47,541	1,718,132
ServiceNow, Inc.(1)	53,291	48,892,361
Varonis Systems, Inc.(1)	27,981	1,651,439
Workday, Inc., Class A(1)	13,882	3,204,243
Zoom Communications, Inc., Class A(1)	37,246	3,032,569
		385,643,123
Specialty Retail — 0.9%
Chewy, Inc., Class A(1)	119,424	4,891,607
TJX Cos., Inc.	75,844	10,361,049
Urban Outfitters, Inc.(1)	39,902	2,676,626
		17,929,282
Technology Hardware, Storage and Peripherals — 1.1%
Apple, Inc.	75,416	17,507,070
Western Digital Corp.	39,907	3,206,129
		20,713,199
Textiles, Apparel and Luxury Goods — 1.1%
Deckers Outdoor Corp.(1)	28,154	3,368,063
Lululemon Athletica, Inc.(1)	14,797	2,991,953
Ralph Lauren Corp.	48,777	14,483,355
		20,843,371
17

Schedule of Investments - U.S. Quality Growth ETF

	Shares	Value
Trading Companies and Distributors — 0.4%
Fastenal Co.	93,781	$4,657,165
MSC Industrial Direct Co., Inc., Class A	33,818	3,051,398
		7,708,563
Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc.	6,565	1,654,314
TOTAL COMMON STOCKS (Cost $1,693,347,379)		1,895,528,790
RIGHTS — 0.0%
Health Care Equipment and Supplies — 0.0%
ABIOMED, Inc.(1) (Cost $2,638)	2,586	2,638
SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,511,686	6,511,686
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,626,467	1,626,467
TOTAL SHORT-TERM INVESTMENTS (Cost $8,138,153)		8,138,153
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $1,701,488,170)		1,903,669,581
OTHER ASSETS AND LIABILITIES — (0.1)%		(2,636,063)
TOTAL NET ASSETS — 100.0%		$1,901,033,518

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $5,697,160. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $6,176,051, which includes securities collateral of $4,549,584.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 1.

See Notes to Financial Statements.
18

Schedule of Investments - U.S. Quality Value ETF
AUGUST 31, 2025

	Shares	Value
COMMON STOCKS — 99.7%
Aerospace and Defense — 1.9%
General Dynamics Corp.	699	$226,874
Lockheed Martin Corp.	9,866	4,495,246
Textron, Inc.	2,741	219,719
		4,941,839
Air Freight and Logistics — 0.3%
CH Robinson Worldwide, Inc.	3,316	426,769
FedEx Corp.	944	218,130
United Parcel Service, Inc., Class B	2,516	219,999
		864,898
Automobile Components — 0.5%
Aptiv PLC(1)	2,850	226,660
BorgWarner, Inc.	7,335	313,645
Gentex Corp.	7,937	222,315
Lear Corp.	5,882	647,020
		1,409,640
Beverages — 2.3%
Coca-Cola Co.	5,919	408,352
Coca-Cola Consolidated, Inc.	1,875	219,825
PepsiCo, Inc.	34,781	5,170,195
		5,798,372
Biotechnology — 4.6%
AbbVie, Inc.	24,714	5,199,826
Alkermes PLC(1)	7,513	217,652
Amgen, Inc.	761	218,947
Exelixis, Inc.(1)	5,786	216,512
Gilead Sciences, Inc.	51,366	5,802,817
		11,655,754
Broadline Retail — 0.2%
Amazon.com, Inc.(1)	977	223,733
Dillard's, Inc., Class A(2)	419	223,277
		447,010
Building Products — 0.6%
A.O. Smith Corp.	3,036	216,437
Carlisle Cos., Inc.	562	216,870
Fortune Brands Innovations, Inc.	3,634	212,662
Masco Corp.	8,449	620,072
UFP Industries, Inc.	2,087	210,724
		1,476,765
Capital Markets — 2.0%
Affiliated Managers Group, Inc.	994	223,471
Ameriprise Financial, Inc.	432	222,398
Blackrock, Inc.	612	689,810
Blackstone, Inc.	2,435	417,359
Charles Schwab Corp.	23,324	2,235,372
Evercore, Inc., Class A	699	224,763
Goldman Sachs Group, Inc.	301	224,320
Morgan Stanley	1,510	227,225
SEI Investments Co.	2,479	218,846
Stifel Financial Corp.	1,955	225,392
T. Rowe Price Group, Inc.	2,064	222,128
		5,131,084
19

Schedule of Investments - U.S. Quality Value ETF

	Shares	Value
Chemicals — 0.8%
CF Industries Holdings, Inc.	2,584	$223,852
Eastman Chemical Co.	5,978	420,492
Linde PLC	1,326	634,213
NewMarket Corp.	802	663,222
		1,941,779
Commercial Services and Supplies — 0.2%
Rollins, Inc.	7,158	404,713
Communications Equipment — 3.2%
Arista Networks, Inc.(1)	1,677	228,994
Cisco Systems, Inc.	107,194	7,406,033
F5, Inc.(1)	1,532	479,731
		8,114,758
Construction and Engineering — 0.1%
Valmont Industries, Inc.	595	218,436
Consumer Finance — 0.2%
Capital One Financial Corp.	1,010	229,492
OneMain Holdings, Inc.	3,715	229,810
		459,302
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp.	233	219,793
Kroger Co.	3,213	217,970
Target Corp.	35,714	3,427,830
Walmart, Inc.	8,602	834,222
		4,699,815
Containers and Packaging — 0.4%
Avery Dennison Corp.	2,325	399,086
Crown Holdings, Inc.	2,216	220,226
Packaging Corp. of America	2,009	437,882
		1,057,194
Distributors — 0.2%
LKQ Corp.	13,037	425,267
Diversified Consumer Services — 0.7%
ADT, Inc.	25,371	220,981
Grand Canyon Education, Inc.(1)	1,099	221,526
H&R Block, Inc.	23,122	1,164,193
Stride, Inc.(1)	1,353	220,796
		1,827,496
Diversified Telecommunication Services — 1.0%
AT&T, Inc.	14,428	422,596
Verizon Communications, Inc.	47,603	2,105,481
		2,528,077
Electrical Equipment — 0.3%
Acuity, Inc.	1,271	414,943
Eaton Corp. PLC	643	224,497
Sensata Technologies Holding PLC	6,686	217,563
		857,003
Electronic Equipment, Instruments and Components — 0.9%
Amphenol Corp., Class A	2,044	222,510
Itron, Inc.(1)	1,762	216,620
Jabil, Inc.	2,907	595,441
Keysight Technologies, Inc.(1)	1,339	218,833
Littelfuse, Inc.	850	220,856
20

Schedule of Investments - U.S. Quality Value ETF

	Shares	Value
TE Connectivity PLC	3,115	$643,247
Zebra Technologies Corp., Class A(1)	692	219,426
		2,336,933
Entertainment — 0.6%
Electronic Arts, Inc.	1,304	224,223
Netflix, Inc.(1)	186	224,735
Spotify Technology SA(1)	323	220,247
Walt Disney Co.	7,809	924,429
		1,593,634
Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B(1)	457	229,862
Enact Holdings, Inc.	5,770	217,241
Fiserv, Inc.(1)	1,600	221,088
Global Payments, Inc.	2,483	220,540
Mastercard, Inc., Class A	373	222,043
MGIC Investment Corp.	7,940	220,970
PayPal Holdings, Inc.(1)	3,198	224,468
Visa, Inc., Class A	639	224,787
		1,780,999
Food Products — 2.9%
Archer-Daniels-Midland Co.	3,552	222,497
Conagra Brands, Inc.	11,369	217,489
General Mills, Inc.	64,079	3,161,017
Hershey Co.	2,288	420,420
Hormel Foods Corp.	118,636	3,018,100
Ingredion, Inc.	1,732	224,363
Tyson Foods, Inc., Class A	3,880	220,307
		7,484,193
Ground Transportation — 2.2%
Lyft, Inc., Class A(1)	13,140	213,131
Uber Technologies, Inc.(1)	2,309	216,469
Union Pacific Corp.	22,843	5,107,009
		5,536,609
Health Care Equipment and Supplies — 4.1%
Abbott Laboratories	39,254	5,207,436
Align Technology, Inc.(1)	1,494	212,088
Hologic, Inc.(1)	3,274	219,751
Medtronic PLC	52,443	4,867,235
		10,506,510
Health Care Providers and Services — 1.5%
Cardinal Health, Inc.	1,509	224,509
Centene Corp.(1)	7,600	220,704
Chemed Corp.	487	223,022
Cigna Group	734	220,839
DaVita, Inc.(1)	1,592	219,314
Elevance Health, Inc.	706	224,967
Humana, Inc.	746	226,530
McKesson Corp.	324	222,471
Quest Diagnostics, Inc.	1,240	225,234
UnitedHealth Group, Inc.	5,089	1,576,928
Universal Health Services, Inc., Class B	1,204	218,622
		3,803,140
21

Schedule of Investments - U.S. Quality Value ETF

	Shares	Value
Hotels, Restaurants and Leisure — 1.1%
Booking Holdings, Inc.	362	$2,026,856
Boyd Gaming Corp.	2,609	224,008
Expedia Group, Inc.	1,041	223,607
McDonald's Corp.	1,322	414,500
		2,888,971
Household Durables — 0.5%
DR Horton, Inc.	1,310	222,019
Mohawk Industries, Inc.(1)	1,962	260,338
PulteGroup, Inc.	1,689	222,982
Taylor Morrison Home Corp.(1)	3,219	216,864
Toll Brothers, Inc.	1,606	223,234
TopBuild Corp.(1)	515	216,691
		1,362,128
Household Products — 8.2%
Clorox Co.	36,360	4,297,752
Colgate-Palmolive Co.	60,562	5,091,447
Kimberly-Clark Corp.	38,989	5,035,040
Procter & Gamble Co.	40,774	6,403,149
		20,827,388
Industrial Conglomerates — 0.2%
Honeywell International, Inc.	2,922	641,379
Insurance — 0.8%
Allstate Corp.	1,088	221,353
Chubb Ltd.	805	221,431
Everest Group Ltd.	650	222,222
First American Financial Corp.	6,246	412,236
Loews Corp.	2,321	224,673
Old Republic International Corp.	11,639	465,211
Progressive Corp.	897	221,613
		1,988,739
Interactive Media and Services — 1.0%
Alphabet, Inc., Class A	10,845	2,309,009
Meta Platforms, Inc., Class A	414	305,822
		2,614,831
IT Services — 8.5%
Accenture PLC, Class A	8,315	2,161,651
Akamai Technologies, Inc.(1)	2,879	227,815
Amdocs Ltd.	67,283	5,757,406
Cognizant Technology Solutions Corp., Class A	22,939	1,657,343
EPAM Systems, Inc.(1)	1,278	225,388
Gartner, Inc.(1)	894	224,564
International Business Machines Corp.	29,114	7,088,968
Kyndryl Holdings, Inc.(1)	7,164	227,744
VeriSign, Inc.	14,969	4,092,075
		21,662,954
Leisure Products — 0.1%
Mattel, Inc.(1)	12,174	222,784
Life Sciences Tools and Services — 0.2%
Danaher Corp.	1,055	217,140
Thermo Fisher Scientific, Inc.	447	220,246
		437,386
22

Schedule of Investments - U.S. Quality Value ETF

	Shares	Value
Machinery — 3.7%
Allison Transmission Holdings, Inc.	2,503	$218,537
Caterpillar, Inc.	1,466	614,313
Donaldson Co., Inc.	8,434	671,937
Flowserve Corp.	4,174	223,977
Gates Industrial Corp. PLC(1)	8,859	226,436
Graco, Inc.	2,559	218,513
Illinois Tool Works, Inc.	18,489	4,893,114
Middleby Corp.(1)	1,628	222,792
Oshkosh Corp.	1,573	219,229
Otis Worldwide Corp.	7,209	622,713
Snap-on, Inc.	671	218,236
Timken Co.	2,830	218,561
Toro Co.	8,072	654,316
Watts Water Technologies, Inc., Class A	797	220,689
		9,443,363
Media — 4.3%
Charter Communications, Inc., Class A(1)	801	212,730
Comcast Corp., Class A	211,312	7,178,269
Fox Corp., Class A	3,762	224,591
Interpublic Group of Cos., Inc.	38,004	1,020,027
New York Times Co., Class A	3,738	223,682
Nexstar Media Group, Inc., Class A	6,692	1,368,715
Omnicom Group, Inc.	8,094	634,003
		10,862,017
Metals and Mining — 0.2%
Alcoa Corp.	7,055	227,100
Commercial Metals Co.	3,794	218,800
		445,900
Oil, Gas and Consumable Fuels — 5.8%
Antero Midstream Corp.	187,615	3,337,671
APA Corp.	10,329	239,839
Chevron Corp.	31,491	5,057,455
ConocoPhillips	4,289	424,482
Exxon Mobil Corp.	46,771	5,345,458
Valero Energy Corp.	2,855	433,988
		14,838,893
Personal Care Products — 0.2%
Kenvue, Inc.	19,209	397,818
Pharmaceuticals — 6.7%
Bristol-Myers Squibb Co.	79,416	3,746,847
Johnson & Johnson	34,808	6,166,933
Merck & Co., Inc.	82,595	6,947,892
Pfizer, Inc.	8,637	213,852
		17,075,524
Professional Services — 2.8%
Automatic Data Processing, Inc.	16,901	5,138,749
CACI International, Inc., Class A(1)	464	222,590
Genpact Ltd.	14,094	639,022
Leidos Holdings, Inc.	1,230	222,532
Paychex, Inc.	2,948	411,113
Science Applications International Corp.	1,875	220,688
SS&C Technologies Holdings, Inc.	2,478	219,699
		7,074,393
23

Schedule of Investments - U.S. Quality Value ETF

	Shares	Value
Real Estate Management and Development — 0.5%
Jones Lang LaSalle, Inc.(1)	4,423	$1,351,536
Retail REITs — 0.2%
Simon Property Group, Inc.	2,351	424,732
Semiconductors and Semiconductor Equipment — 5.1%
Amkor Technology, Inc.	9,278	224,435
Applied Materials, Inc.	9,629	1,547,958
Cirrus Logic, Inc.(1)	1,904	217,418
KLA Corp.	734	640,048
Lam Research Corp.	15,633	1,565,645
Micron Technology, Inc.	11,396	1,356,238
ON Semiconductor Corp.(1)	4,311	213,782
Qorvo, Inc.(1)	2,405	218,133
QUALCOMM, Inc.	37,587	6,041,359
Skyworks Solutions, Inc.	3,219	241,232
Teradyne, Inc.	1,939	229,267
Texas Instruments, Inc.	2,146	434,522
		12,930,037
Software — 2.6%
Adobe, Inc.(1)	5,556	1,981,825
Box, Inc., Class A(1)	7,029	229,356
Docusign, Inc.(1)	2,988	229,060
Dolby Laboratories, Inc., Class A	14,779	1,059,359
Dropbox, Inc., Class A(1)	7,755	225,360
Microsoft Corp.	441	223,450
Pegasystems, Inc.	4,223	228,929
Qualys, Inc.(1)	1,661	225,581
Salesforce, Inc.	8,102	2,076,138
Zoom Communications, Inc., Class A(1)	2,710	220,648
		6,699,706
Specialized REITs — 0.2%
Lamar Advertising Co., Class A	3,274	416,616
Specialty Retail — 6.1%
Bath & Body Works, Inc.	7,189	209,991
Best Buy Co., Inc.	11,859	873,297
Chewy, Inc., Class A(1)	5,649	231,383
Gap, Inc.	20,870	459,349
Home Depot, Inc.	12,639	5,141,166
Lowe's Cos., Inc.	27,362	7,061,038
TJX Cos., Inc.	4,677	638,925
Urban Outfitters, Inc.(1)	2,904	194,800
Williams-Sonoma, Inc.	3,139	590,728
		15,400,677
Technology Hardware, Storage and Peripherals — 3.2%
Apple, Inc.	16,180	3,756,025
Dell Technologies, Inc., Class C	1,708	208,632
HP, Inc.	127,768	3,646,499
NetApp, Inc.	2,022	228,062
Western Digital Corp.	2,904	233,307
		8,072,525
Textiles, Apparel and Luxury Goods — 1.5%
Crocs, Inc.(1)	2,582	225,151
NIKE, Inc., Class B	42,368	3,278,012
24

Schedule of Investments - U.S. Quality Value ETF

	Shares	Value
Ralph Lauren Corp.	782	$232,199
		3,735,362
Tobacco — 0.9%
Altria Group, Inc.	33,030	2,219,946
Trading Companies and Distributors — 0.8%
MSC Industrial Direct Co., Inc., Class A	18,280	1,649,405
Watsco, Inc.	998	401,575
		2,050,980
Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc.	887	223,515
TOTAL COMMON STOCKS (Cost $241,553,772)		253,611,320
SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	980,452	980,452
State Street Navigator Securities Lending Government Money Market Portfolio(3)	503,513	503,513
TOTAL SHORT-TERM INVESTMENTS (Cost $1,483,965)		1,483,965
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $243,037,737)		255,095,285
OTHER ASSETS AND LIABILITIES — (0.3)%		(789,585)
TOTAL NET ASSETS — 100.0%		$254,305,700

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $493,447. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $503,513.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 1.

See Notes to Financial Statements.
25

Statements of Assets and Liabilities

AUGUST 31, 2025
	Quality Convertible Securities ETF	Quality Diversified International ETF
Assets
Investment securities, at value	$24,189,741	$399,150,374
Investment made with cash collateral received for securities on loan, at value	—	3,328,037
Cash	—	14,441
Foreign currency holdings, at value	—	42,681
Interest and dividends receivable	76,338	1,280,132
Securities lending receivable	244	3,085
	24,266,323	403,818,750

Liabilities
Payable for collateral received for securities on loan	—	3,328,037
Accrued management fees	10,665	130,012
Accrued other expenses	—	14,513
	10,665	3,472,562

Net Assets	$24,255,658	$400,346,188

Shares outstanding (unlimited number of shares authorized)	500,000	6,700,000

Net Asset Value Per Share	$48.51	$59.75

Net Assets Consist of:
Capital paid in	$26,764,104	$396,770,538
Distributable earnings (loss)	(2,508,446)	3,575,650
	$24,255,658	$400,346,188

Investment securities, at cost	$24,189,741	$337,911,574
Investment securities on loan, at value	—	$13,504,721
Investment made with cash collateral received for securities on loan, at cost	—	$3,328,037
Foreign currency holdings, at cost	—	$42,572

See Notes to Financial Statements.
26

Statements of Assets and Liabilities

AUGUST 31, 2025
	Quality Preferred ETF	U.S. Quality Growth ETF
Assets
Investment securities, at value	$39,910,056	$1,902,043,114
Investment made with cash collateral received for securities on loan, at value	—	1,626,467
Receivable for investments sold	—	746,012,698
Receivable for capital shares sold	—	138,426,125
Dividends and interest receivable	209,002	1,057,758
Securities lending receivable	3,731	1,475
	40,122,789	2,789,167,637

Liabilities
Payable for collateral received for securities on loan	—	1,626,467
Payable for investments purchased	—	747,889,547
Payable for capital shares redeemed	—	138,156,125
Accrued management fees	15,544	461,980
	15,544	888,134,119

Net Assets	$40,107,245	$1,901,033,518

Shares outstanding (unlimited number of shares authorized)	1,110,000	17,200,000

Net Asset Value Per Share	$36.13	$110.53

Net Assets Consist of:
Capital paid in	$44,710,254	$1,825,949,739
Distributable earnings (loss)	(4,603,009)	75,083,779
	$40,107,245	$1,901,033,518

Investment securities, at cost	$39,910,056	$1,699,861,703
Investment securities on loan, at value	—	$5,697,160
Investment made with cash collateral received for securities on loan, at cost	—	$1,626,467

See Notes to Financial Statements.
27

Statements of Assets and Liabilities

AUGUST 31, 2025
U.S. Quality Value ETF
Assets
Investment securities, at value	$254,591,772
Investment made with cash collateral received for securities on loan, at value	503,513
Receivable for investments sold	74,379,621
Receivable for capital shares sold	28,860,750
Dividends and interest receivable	362,295
Securities lending receivable	90
358,698,041

Liabilities
Payable for collateral received for securities on loan	503,513
Payable for investments purchased	75,036,036
Payable for capital shares redeemed	28,790,280
Accrued management fees	62,512
104,392,341

Net Assets	$254,305,700

Shares outstanding (unlimited number of shares authorized)	3,975,000

Net Asset Value Per Share	$63.98

Net Assets Consist of:
Capital paid in	$294,156,521
Distributable earnings (loss)	(39,850,821)
$254,305,700

Investment securities, at cost	$242,534,224
Investment securities on loan, at value	$493,447
Investment made with cash collateral received for securities on loan, at cost	$503,513

See Notes to Financial Statements.
28

Statements of Operations

YEAR ENDED AUGUST 31, 2025
	Quality Convertible Securities ETF	Quality Diversified International ETF
Investment Income (Loss)
Income:
Dividends	$350,040	$9,828,775
Interest	969,455	70,583
Securities lending, net	17,114	68,761
Less foreign taxes withheld	—	(1,074,331)
	1,336,609	8,893,788
Expenses:
Management fees	146,920	1,088,699
Other expenses	192	22,521
	147,112	1,111,220
Net investment income (loss)	1,189,497	7,782,568

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	7,268,217	21,815,859
Foreign currency translation transactions	—	(12,182)
	7,268,217	21,803,677

Change in net unrealized appreciation (depreciation) on:
Investments	(2,872,020)	29,254,539
Translation of assets and liabilities in foreign currencies	—	33,364
	(2,872,020)	29,287,903

Net realized and unrealized gain (loss)	4,396,197	51,091,580

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,585,694	$58,874,148

See Notes to Financial Statements.
29

Statements of Operations

YEAR ENDED AUGUST 31, 2025
	Quality Preferred ETF	U.S. Quality Growth ETF
Investment Income (Loss)
Income:
Dividends	$3,506,978	$7,220,338
Interest	894,599	142,746
Securities lending, net	226,379	13,373
	4,627,956	7,376,457

Expenses:
Management fees	239,585	3,748,991

Net investment income (loss)	4,388,371	3,627,466

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	(1,381,455)	164,014,287
Change in net unrealized appreciation (depreciation) on investments	(1,039,473)	103,533,579

Net realized and unrealized gain (loss)	(2,420,928)	267,547,866

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,967,443	$271,175,332

See Notes to Financial Statements.
30

Statements of Operations

YEAR ENDED AUGUST 31, 2025
U.S. Quality Value ETF
Investment Income (Loss)
Income:
Dividends	$5,183,702
Interest	30,324
Securities lending, net	683
5,214,709
Expenses:
Management fees	705,727

Net investment income (loss)	4,508,982

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	27,196,228
Change in net unrealized appreciation (depreciation) on investments	(13,720,527)

Net realized and unrealized gain (loss)	13,475,701

Net Increase (Decrease) in Net Assets Resulting from Operations	$17,984,683

See Notes to Financial Statements.
31

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2025 AND AUGUST 31, 2024
	Quality Convertible Securities ETF		Quality Diversified International ETF
Increase (Decrease) in Net Assets	August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024
Operations
Net investment income (loss)	$1,189,497	$908,210	$7,782,568	$5,987,203
Net realized gain (loss)	7,268,217	(107,980)	21,803,677	22,768,164
Change in net unrealized appreciation (depreciation)	(2,872,020)	3,748,222	29,287,903	12,741,239
Net increase (decrease) in net assets resulting from operations	5,585,694	4,548,452	58,874,148	41,496,606

Distributions to Shareholders
From earnings	(1,304,100)	(1,019,750)	(8,555,820)	(7,329,595)

Capital Share Transactions
Proceeds from shares sold	7,237,242	24,633,168	258,113,986	83,352,771
Payments for shares redeemed	(30,689,260)	(9,306,922)	(121,886,140)	(117,564,501)
Other capital	—	—	4,771	—
Net increase (decrease) in net assets from capital share transactions	(23,452,018)	15,326,246	136,232,617	(34,211,730)

Net increase (decrease) in net assets	(19,170,424)	18,854,948	186,550,945	(44,719)

Net Assets
Beginning of period	43,426,082	24,571,134	213,795,243	213,839,962
End of period	$24,255,658	$43,426,082	$400,346,188	$213,795,243

Transactions in Shares of the Funds
Sold	160,000	600,000	4,850,000	1,750,000
Redeemed	(640,000)	(220,000)	(2,300,000)	(2,450,000)
Net increase (decrease) in shares of the funds	(480,000)	380,000	2,550,000	(700,000)

See Notes to Financial Statements.
32

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2025 AND AUGUST 31, 2024
	Quality Preferred ETF		U.S. Quality Growth ETF
Increase (Decrease) in Net Assets	August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024
Operations
Net investment income (loss)	$4,388,371	$3,839,922	$3,627,466	$2,746,564
Net realized gain (loss)	(1,381,455)	(169,354)	164,014,287	143,520,392
Change in net unrealized appreciation (depreciation)	(1,039,473)	2,605,988	103,533,579	47,351,068
Net increase (decrease) in net assets resulting from operations	1,967,443	6,276,556	271,175,332	193,618,024

Distributions to Shareholders
From earnings	(4,656,449)	(3,762,773)	(3,257,443)	(2,799,933)

Capital Share Transactions
Proceeds from shares sold	17,486,181	58,886,032	1,508,919,784	840,204,248
Payments for shares redeemed	(54,987,722)	(18,291,378)	(736,178,652)	(842,055,380)
Other capital	26,209	45,394	—	—
Net increase (decrease) in net assets from capital share transactions	(37,475,332)	40,640,048	772,741,132	(1,851,132)

Net increase (decrease) in net assets	(40,164,338)	43,153,831	1,040,659,021	188,966,959

Net Assets
Beginning of period	80,271,583	37,117,752	860,374,497	671,407,538
End of period	$40,107,245	$80,271,583	$1,901,033,518	$860,374,497

Transactions in Shares of the Funds
Sold	465,000	1,620,000	14,725,000	10,550,000
Redeemed	(1,515,000)	(510,000)	(7,200,000)	(10,450,000)
Net increase (decrease) in shares of the funds	(1,050,000)	1,110,000	7,525,000	100,000

See Notes to Financial Statements.
33

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2025 AND AUGUST 31, 2024
	U.S. Quality Value ETF
Increase (Decrease) in Net Assets	August 31, 2025	August 31, 2024
Operations
Net investment income (loss)	$4,508,982	$3,500,289
Net realized gain (loss)	27,196,228	35,508,625
Change in net unrealized appreciation (depreciation)	(13,720,527)	6,664,205
Net increase (decrease) in net assets resulting from operations	17,984,683	45,673,119

Distributions to Shareholders
From earnings	(4,295,812)	(3,477,643)

Capital Share Transactions
Proceeds from shares sold	175,006,408	163,456,488
Payments for shares redeemed	(170,358,345)	(183,709,495)
Net increase (decrease) in net assets from capital share transactions	4,648,063	(20,253,007)

Net increase (decrease) in net assets	18,336,934	21,942,469

Net Assets
Beginning of period	235,968,766	214,026,297
End of period	$254,305,700	$235,968,766

Transactions in Shares of the Funds
Sold	2,800,000	2,925,000
Redeemed	(2,700,000)	(3,300,000)
Net increase (decrease) in shares of the funds	100,000	(375,000)

See Notes to Financial Statements.
34

Notes to Financial Statements

AUGUST 31, 2025

1. Organization

American Century ETF Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Delaware statutory trust. The financial statements herein relate to the following funds offered by the trust.

Fund Name	Herein Referenced As	Ticker	Exchange
American Century Quality Convertible Securities ETF	Quality Convertible Securities ETF	QCON	Cboe BZX Exchange, Inc.
American Century Quality Diversified International ETF	Quality Diversified International ETF	QINT	NYSE Arca, Inc.
American Century Quality Preferred ETF	Quality Preferred ETF	QPFF	Cboe BZX Exchange, Inc.
American Century U.S. Quality Growth ETF	U.S. Quality Growth ETF	QGRO	NYSE Arca, Inc.
American Century U.S. Quality Value ETF	U.S. Quality Value ETF	VALQ	NYSE Arca, Inc.

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund's investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

35

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. The Schedule of Investments provides additional information on a fund's level classifications.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. A fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. A fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net realized gains, if any, are generally declared and paid annually. Distributions from net investment income, if any, are generally declared and paid as follows:

Quality Convertible Securities ETF	Monthly
Quality Diversified International ETF	Semiannually
Quality Preferred ETF	Monthly
U.S. Quality Growth ETF	Quarterly
U.S. Quality Value ETF	Quarterly

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes a fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, a fund may experience delays in recovery of the loaned securities or delays in access to collateral, or a fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, a fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end,
36

if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities, and the remaining contractual maturities of any securities lending transactions are considered overnight and continuous.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.

The annual management fee is as follows:

Annual Management Fee
Quality Convertible Securities ETF	0.32%
Quality Diversified International ETF	0.39%
Quality Preferred ETF	0.32%
U.S. Quality Growth ETF	0.29%
U.S. Quality Value ETF	0.29%

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Related Party Ownership — A related party, including other funds advised by American Century Investments, may own outstanding shares of a fund. Related parties do not invest in a fund for the purpose of exercising management or control. As of period end, related parties with ownership of 5% or more of the outstanding shares of a fund are as follows:

	Related Party	% of Outstanding Shares
Quality Diversified International ETF	American Century Strategic Asset Allocations, Inc	19%
U.S. Quality Value ETF	American Century Strategic Asset Allocations, Inc	36%

Related Party Transactions – During the period ended August 31, 2025, the investment advisor voluntarily reimbursed Quality Convertible Securities ETF for investment related activities. The reimbursement of $1,190,825 represented 2.58% of the fund’s average net assets during the period and is reflected on the Statement of Operation in net realized gain (loss) on investment transactions.

Interfund Transactions — A fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security.

During the period, the interfund purchases and sales and the effect of interfund transactions on the Statement of Operations were as follows:

	Interfund Purchases	Interfund Sales	Net Realized Gain (loss) on Investment Transactions
Quality Convertible Securities ETF	—	$9,622	$(1,415)
Quality Preferred ETF	$9,622	—	—

4. Investment Transactions

Investment transactions, excluding short-term investments and in kind transactions, for the period ended August 31, 2025 were as follows:

	Quality Convertible Securities ETF	Quality Diversified International ETF	Quality Preferred ETF	U.S. Quality Growth ETF	U.S. Quality Value ETF
Purchases	$19,638,835	$297,409,204	$47,047,017	$2,154,158,960	$364,269,606
Sales	$40,992,868	$196,686,300	$96,939,790	$2,134,086,139	$356,353,073

37

Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended August 31, 2025 were as follows:

	In kind Subscriptions	In kind Redemptions	In kind Net Realized Gain/(Loss)*
Quality Convertible Securities ETF	$7,117,637	$30,119,022	$4,880,180
Quality Diversified International ETF	$151,360,962	$117,390,663	$27,567,096
Quality Preferred ETF	$7,443,811	$34,928,783	$346,632
U.S. Quality Growth ETF	$1,488,143,311	$726,384,677	$198,397,170
U.S. Quality Value ETF	$165,432,704	$167,666,167	$39,576,421
*Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.

5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statement of Changes in Net Assets.

6. Risk Factors

The overall risk profile of a fund will be impacted by the fund’s investment strategy, including the investment vehicles and techniques utilized to manage a portfolio. The net asset value of a fund will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

Quality Diversified International ETF, U.S. Quality Growth ETF and U.S. Quality Value ETF are not actively managed and do not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the funds generally will not buy or sell securities unless they are added or removed from their respective indexes, even if the security is underperforming. If the funds' respective indexes have high portfolio turnover, the funds may also have high portfolio turnover.

7. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2025 and August 31, 2024 were as follows:

	2025		2024
	Distributions Paid From:		Distributions Paid From:
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Quality Convertible Securities ETF	$1,304,100	—	$1,019,750	—
Quality Diversified International ETF	$8,555,820	—	$7,329,595	—
Quality Preferred ETF	$4,656,449	—	$3,762,773	—
U.S. Quality Growth ETF	$3,257,443	—	$2,799,933	—
U.S. Quality Value ETF	$4,295,812	—	$3,477,643	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

The reclassifications, which are primarily due to in kind transactions, were as follows:

	Quality Convertible Securities ETF	Quality Diversified International ETF	Quality Preferred ETF	U.S. Quality Growth ETF	U.S. Quality Value ETF
Capital paid in	$4,972,275	$26,601,081	$283,564	$198,360,679	$38,652,213
Distributable earnings (loss)	$(4,972,275)	$(26,601,081)	$(283,564)	$(198,360,679)	$(38,652,213)
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As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	Quality Convertible Securities ETF	Quality Diversified International ETF	Quality Preferred ETF
Federal tax cost of investments	$24,189,741	$343,738,495	$39,910,056
Gross tax appreciation of investments	—	$66,324,720	—
Gross tax depreciation of investments	—	(7,584,804)	—
Net tax appreciation (depreciation) of investments	—	58,739,916	—
Net tax appreciation (depreciation) on derivatives and translation of assets and liabilities in foreign currencies	—	61,377	—
Net tax appreciation (depreciation)	—	$58,801,293	—
Other book-to-tax adjustments	—	—	$(529)
Undistributed ordinary income	$168,393	$1,968,937	$427,583
Accumulated short-term capital losses	$(2,223,230)	$(46,280,411)	$(2,261,774)
Accumulated long-term capital losses	$(453,609)	$(10,914,169)	$(2,768,289)

	U.S. Quality Growth ETF	U.S. Quality Value ETF
Federal tax cost of investments	$1,706,465,105	$245,840,600
Gross tax appreciation of investments	$220,808,555	$13,939,523
Gross tax depreciation of investments	(23,604,079)	(4,684,838)
Net tax appreciation (depreciation) of investments	$197,204,476	$9,254,685
Undistributed ordinary income	$5,385	$815,886
Accumulated short-term capital losses	$(110,961,179)	$(41,793,480)
Accumulated long-term capital losses	$(11,164,903)	$(8,127,912)

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on investments in passive foreign investment companies.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

8. Subsequent Event

On July 24, 2025, the Board of Trustees approved a plan of liquidation for Quality Convertible Securities ETF and Quality Preferred ETF. The funds were liquidated on September 15, 2025.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Quality Convertible Securities ETF
2025	$44.31	1.19	4.29	5.48	(1.28)	—	$48.51	12.57%	0.32%	2.58%	48%	$24,256
2024	$40.95	1.02	3.53	4.55	(1.19)	—	$44.31	11.37%	0.32%	2.44%	63%	$43,426
2023	$41.06	0.97	(0.05)	0.92	(1.12)	0.09	$40.95	2.56%	0.32%	2.41%	46%	$24,571
2022	$48.23	0.80	(7.10)	(6.30)	(0.92)	0.05	$41.06	(13.13)%	0.32%	1.79%	64%	$24,638
2021(4)	$50.00	0.39	(1.95)	(1.56)	(0.25)	0.04	$48.23	(3.03)%	0.32%	1.53%	110%	$26,044

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)February 16, 2021 (fund inception) through August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Quality Diversified International ETF
2025	$51.52	1.49	8.27	9.76	(1.53)	0.00(4)	$59.75	19.36%	0.40%	2.79%	71%	$400,346
2024	$44.09	1.28	7.79	9.07	(1.64)	—	$51.52	20.91%	0.39%	2.73%	78%	$213,795
2023	$38.43	1.38	5.72	7.10	(1.44)	—	$44.09	18.67%	0.39%	3.31%	119%	$213,840
2022	$52.76	1.45	(14.40)	(12.95)	(1.38)	—	$38.43	(24.82)%	0.39%	3.15%	108%	$190,249
2021	$43.09	1.17	9.56	10.73	(1.06)	—	$52.76	25.04%	0.39%	2.37%	107%	$208,421

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Per-share amount was less than $0.005
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Quality Preferred ETF
2025	$37.16	2.11	(0.97)	1.14	(2.18)	0.01	$36.13	3.24%	0.32%	5.83%	69%	$40,107
2024	$35.35	2.19	1.84	4.03	(2.25)	0.03	$37.16	11.98%	0.32%	6.07%	84%	$80,272
2023	$36.41	1.99	(1.02)	0.97	(2.08)	0.05	$35.35	2.96%	0.32%	5.62%	77%	$37,118
2022	$41.69	1.78	(5.29)	(3.51)	(1.79)	0.02	$36.41	(8.58)%	0.32%	4.59%	51%	$22,394
2021(4)	$40.00	1.01	1.48	2.49	(0.83)	0.03	$41.69	6.35%	0.32%	4.59%	61%	$22,515

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)February 16, 2021 (fund inception) through August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
U.S. Quality Growth ETF
2025	$88.93	0.28	21.58	21.86	(0.26)	$110.53	24.61%	0.29%	0.28%	165%	$1,901,034
2024	$70.12	0.27	18.82	19.09	(0.28)	$88.93	27.27%	0.29%	0.34%	172%	$860,374
2023	$60.26	0.36	9.82	10.18	(0.32)	$70.12	16.96%	0.29%	0.56%	203%	$671,408
2022	$75.48	0.30	(15.26)	(14.96)	(0.26)	$60.26	(19.83)%	0.29%	0.45%	153%	$259,133
2021	$55.96	0.23	19.44	19.67	(0.15)	$75.48	35.20%	0.29%	0.36%	162%	$258,522

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
U.S. Quality Value ETF
2025	$60.90	1.14	3.03	4.17	(1.09)	$63.98	6.94%	0.29%	1.85%	147%	$254,306
2024	$50.36	0.88	10.55	11.43	(0.89)	$60.90	22.91%	0.29%	1.64%	126%	$235,969
2023	$46.81	1.18	3.59	4.77	(1.22)	$50.36	10.40%	0.29%	2.47%	187%	$214,026
2022	$51.82	1.19	(5.14)	(3.95)	(1.06)	$46.81	(7.70)%	0.29%	2.36%	118%	$203,645
2021	$38.76	0.83	13.02	13.85	(0.79)	$51.82	36.16%	0.29%	1.81%	147%	$255,219

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Century ETF Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of American Century Quality Convertible Securities ETF, American Century Quality Diversified International ETF, American Century Quality Preferred ETF, American Century U.S. Quality Growth ETF, and American Century U.S. Quality Value ETF (the “Funds”), five of the funds constituting the American Century ETF Trust, as of August 31, 2025, the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, and the results of their operations, the changes in their net assets, and the financial highlights for the periods listed in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Fund Constituting the American Century ETF Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
American Century Quality Convertible Securities ETF	For the year ended August 31, 2025	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025, 2024, 2023, and 2022, and the period from February 16, 2021 (fund inception) through August 31, 2021
American Century Quality Diversified International ETF	For the year ended August 31, 2025	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025, 2024, 2023, 2022, and 2021
American Century Quality Preferred ETF	For the year ended August 31, 2025	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025, 2024, 2023, and 2022, and the period from February 16, 2021 (fund inception) through August 31, 2021
American Century U.S. Quality Growth ETF	For the year ended August 31, 2025	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025, 2024, 2023, 2022, and 2021
American Century U.S. Quality Value ETF	For the year ended August 31, 2025	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025, 2024, 2023, 2022, and 2021

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
October 16, 2025

We have served as the auditor of one or more American Century investment companies since 1997.
45

Approval of Management Agreement
At a meeting held on June 11, 2025, the Funds’ Board of Trustees (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees.

Prior to its consideration of the renewal of the Funds’ management agreement, the Trustees requested and reviewed extensive data and information compiled by the Advisor and certain independent data providers concerning each Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its Audit Committee on a continual basis and the information received was supplemental to the extensive information that the Board and its Audit Committee receive and consider over time.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to:

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to each Fund;
•the wide range of programs and services the Advisor and other service providers provide to each Fund and its shareholders on a routine and non-routine basis;
•each Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other funds with similar investment objectives and strategies;
•the cost of owning each Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to each Fund, the profitability of each Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of each Fund;
•any collateral benefits derived by the Advisor from the management of each Fund;
•fees and expenses associated with any investment by each Fund in other funds;
•payments to intermediaries by each Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The independent Trustees met separately in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The independent Trustees also held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Funds. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under each Fund’s management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include the following:

•constructing and designing each Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of each Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
46

•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans, if applicable)

Investment Management Services. The nature of the investment management services provided to each Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board provides oversight of the investment performance process. It regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Board found the investment management services provided by the Advisor to each Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides each Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its Audit Committee, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, if applicable, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund (pre- and post-distribution), and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to the Funds and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that each Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of each Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1, and, for certain funds, fees and expenses of each Fund’s independent Trustees (including their independent legal counsel). Under the unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Funds and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing each Fund’s unified fee to the total expense ratios of its peers. The Board concluded that the management fee paid by each Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to funds or other advisory clients managed similarly to the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of each Fund. The Board analyzed this information and concluded that the fees charged and services provided to each Fund were reasonable by comparison.

47

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by each Fund and the Advisor and services provided in response thereto. These payments could include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for each Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of each Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in each Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to each Fund.

Set forth below are certain of the Fund-specific factors that the Board considered in addition to the other factors described herein:
American Century Quality Convertible Securities ETF - The Fund’s performance was above its benchmark for the one-year period and below its benchmark for the three-year period reviewed by the Board. The unified fee charged to shareholders of the Fund was the lowest of the total expense ratios of the Fund’s peer expense universe and peer expense group.
American Century Quality Diversified International ETF - The Fund’s performance was above its benchmark for the one- and five-year periods and below its benchmark for the three-year period reviewed by the Board. The unified fee charged to shareholders of the Fund was at the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group.
American Century Quality Preferred ETF - The Fund’s performance was above its benchmark for the three- and five-year periods and below its benchmark for the one-year period reviewed by the Board. The unified fee charged to shareholders of the Fund was the lowest of the total expense ratios of the Fund’s peer expense universe and peer expense group.
American Century U.S. Quality Growth ETF - The Fund’s performance was below its benchmark for the one-, three-, and five-year periods reviewed by the Board. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group.
American Century U.S. Quality Value ETF - The Fund’s performance was above its benchmark for the one-, three-, and five-year periods reviewed by the Board. The unified fee charged to shareholders of the Fund was at the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group.
Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to each Fund is fair in light of the services provided and that the management agreement between the Funds and the Advisor should be renewed for an additional one-year period.
48

Other Tax Information
The following information is provided pursuant to provisions of the Internal Revenue Code (IRC).

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended August 31, 2025.

The funds hereby designate the following, or up to the maximum amount allowable, for the fiscal year ended August 31, 2025.

	Corporate Dividends Received Deduction	Qualified Interest Income
Quality Convertible Securities ETF	$411,083	$869,516
Quality Diversified International ETF	$22,790	—
Quality Preferred ETF	$2,629,694	$518,706
U.S. Quality Growth ETF	$3,257,443	—
U.S. Quality Value ETF	$4,295,813	—

For the fiscal year ended August 31, 2025, the funds intend to pass through to shareholders the following foreign source income and foreign taxes paid, or up to the maximum amount allowable, as a foreign tax credit.

	Foreign Tax Credit		Foreign Source Income
	Amount	Per Outstanding Share	Amount	Per Outstanding Share
Quality Convertible Securities ETF	—	—	—	—
Quality Diversified International ETF	$764,535	$0.1141	$7,905,461	$1.1799
Quality Preferred ETF	—	—	—	—
U.S. Quality Growth ETF	—	—	—	—
U.S. Quality Value ETF	—	—	—	—

The funds utilized the following earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction (tax equalization) during the period ended August 31, 2025.

Dividends Paid Deduction (Tax Equalization)
Quality Convertible Securities ETF	$147,230
Quality Diversified International ETF	—
Quality Preferred ETF	—
U.S. Quality Growth ETF	$362,537
U.S. Quality Value ETF	—
49

Contact Us	americancentury.com
American Century Sales Representatives, Financial Professionals, Broker Dealers, Insurance Companies, Banks and Trust Companies	1-833-ACI-ETFS
Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-96948 2510

Annual Financial Statements and Other Information

August 31, 2025

Avantis® Inflation Focused Equity ETF (AVIE)
Avantis® Real Estate ETF (AVRE)
Avantis® Responsible U.S. Equity ETF (AVSU)
Avantis® U.S. Equity ETF (AVUS)
Avantis® U.S. Large Cap Equity ETF (AVLC)
Avantis® U.S. Large Cap Value ETF (AVLV)
Avantis® U.S. Mid Cap Equity ETF (AVMC)
Avantis® U.S. Mid Cap Value ETF (AVMV)
Avantis® U.S. Quality ETF (AVUQ)
Avantis® U.S. Small Cap Equity ETF (AVSC)
Avantis® U.S. Small Cap Value ETF (AVUV)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit avantisinvestors.com/docs.

Schedule of Investments - Avantis Inflation Focused Equity ETF

AUGUST 31, 2025

	Shares	Value
COMMON STOCKS — 99.7%
Aerospace and Defense — 0.3%
ATI, Inc.(1)	215	$16,671
Beverages — 6.6%
Boston Beer Co., Inc., Class A(1)	10	2,211
Brown-Forman Corp., Class A	45	1,366
Brown-Forman Corp., Class B	230	6,886
Celsius Holdings, Inc.(1)	150	9,432
Coca-Cola Co.	2,396	165,300
Coca-Cola Consolidated, Inc.	62	7,269
Constellation Brands, Inc., Class A	102	16,518
Keurig Dr. Pepper, Inc.	593	17,250
MGP Ingredients, Inc.	21	621
Molson Coors Beverage Co., Class B	240	12,117
Monster Beverage Corp.(1)	425	26,524
National Beverage Corp.	35	1,472
PepsiCo, Inc.	932	138,542
Primo Brands Corp., Class A	235	5,901
Vita Coco Co., Inc.(1)	55	1,966
		413,375
Biotechnology — 9.8%
AbbVie, Inc.	762	160,325
ACADIA Pharmaceuticals, Inc.(1)	98	2,547
ADMA Biologics, Inc.(1)	92	1,588
Akero Therapeutics, Inc.(1)	90	4,206
Alkermes PLC(1)	141	4,085
Alnylam Pharmaceuticals, Inc.(1)	77	34,381
Amgen, Inc.	280	80,559
Arcellx, Inc.(1)	43	2,984
Avidity Biosciences, Inc.(1)	91	4,239
Biogen, Inc.(1)	97	12,825
BioMarin Pharmaceutical, Inc.(1)	125	7,284
Bridgebio Pharma, Inc.(1)	145	7,505
CRISPR Therapeutics AG(1)(2)	67	3,473
Cytokinetics, Inc.(1)	95	3,356
Denali Therapeutics, Inc.(1)	10	153
Exact Sciences Corp.(1)	123	5,833
Exelixis, Inc.(1)	326	12,199
Gilead Sciences, Inc.	765	86,422
Halozyme Therapeutics, Inc.(1)	145	10,607
Incyte Corp.(1)	135	11,422
Insmed, Inc.(1)	95	12,929
Intellia Therapeutics, Inc.(1)(2)	50	568
Ionis Pharmaceuticals, Inc.(1)	108	4,605
Krystal Biotech, Inc.(1)	5	739
Madrigal Pharmaceuticals, Inc.(1)	10	4,378
Merus NV(1)	55	3,621
Moderna, Inc.(1)	215	5,179
Natera, Inc.(1)	90	15,142
Neurocrine Biosciences, Inc.(1)	67	9,353
Regeneron Pharmaceuticals, Inc.	55	31,938
2

Schedule of Investments - Avantis Inflation Focused Equity ETF

	Shares	Value
Revolution Medicines, Inc.(1)	122	$4,632
Roivant Sciences Ltd.(1)	272	3,245
Sarepta Therapeutics, Inc.(1)	63	1,147
TG Therapeutics, Inc.(1)	78	2,288
United Therapeutics Corp.(1)	40	12,190
Vaxcyte, Inc.(1)	81	2,494
Vertex Pharmaceuticals, Inc.(1)	109	42,621
Viking Therapeutics, Inc.(1)(2)	40	1,082
		614,144
Chemicals — 2.9%
AdvanSix, Inc.	30	644
American Vanguard Corp.(1)	55	297
Cabot Corp.	85	6,933
CF Industries Holdings, Inc.	286	24,776
Chemours Co.	282	4,343
Core Molding Technologies, Inc.(1)	25	480
Corteva, Inc.	709	52,601
Dow, Inc.	720	17,734
FMC Corp.	187	7,312
Hawkins, Inc.	33	5,522
Huntsman Corp.	230	2,567
Intrepid Potash, Inc.(1)	15	456
Koppers Holdings, Inc.	42	1,217
Kronos Worldwide, Inc.	50	319
LSB Industries, Inc.(1)	63	524
LyondellBasell Industries NV, Class A	350	19,722
Mativ Holdings, Inc.	71	892
Mosaic Co.	636	21,242
Olin Corp.	197	4,661
Orion SA	121	1,277
PureCycle Technologies, Inc.(1)(2)	125	1,786
Scotts Miracle-Gro Co.	66	4,041
Trinseo PLC	35	84
Tronox Holdings PLC, Class A	216	924
Westlake Corp.	40	3,513
		183,867
Energy Equipment and Services — 3.7%
Archrock, Inc.	306	7,577
Atlas Energy Solutions, Inc.(2)	111	1,300
Baker Hughes Co.	1,115	50,621
Bristow Group, Inc.(1)	45	1,733
Cactus, Inc., Class A	117	4,908
Core Laboratories, Inc.(2)	66	760
DMC Global, Inc.(1)	35	234
Expro Group Holdings NV(1)	157	1,958
Flowco Holdings, Inc., Class A	65	1,061
Halliburton Co.	805	18,298
Helix Energy Solutions Group, Inc.(1)	312	2,056
Helmerich & Payne, Inc.	160	3,342
Innovex International, Inc.(1)	65	1,122
KLX Energy Services Holdings, Inc.(1)	25	49
Kodiak Gas Services, Inc.	110	3,937
Liberty Energy, Inc., Class A	295	3,319
3

Schedule of Investments - Avantis Inflation Focused Equity ETF

	Shares	Value
Nabors Industries Ltd.(1)(2)	15	$559
Noble Corp. PLC	212	6,110
NOV, Inc.	560	7,442
Oceaneering International, Inc.(1)	170	4,148
Oil States International, Inc.(1)	57	319
Patterson-UTI Energy, Inc.	622	3,614
ProFrac Holding Corp., Class A(1)	45	180
ProPetro Holding Corp.(1)	196	1,000
RPC, Inc.	156	744
Schlumberger NV	1,272	46,860
Seadrill Ltd.(1)	62	1,978
Select Water Solutions, Inc., Class A	153	1,304
Solaris Energy Infrastructure, Inc., Class A	55	1,737
TechnipFMC PLC	865	31,797
TETRA Technologies, Inc.(1)	200	940
Tidewater, Inc.(1)	98	5,900
Transocean Ltd.(1)	1,195	3,621
Valaris Ltd.(1)	95	4,719
Weatherford International PLC	117	7,453
		232,700
Financial Services — 7.4%
Berkshire Hathaway, Inc., Class B(1)	910	457,712
Cannae Holdings, Inc.	97	1,814
		459,526
Food Products — 1.2%
Alico, Inc.	20	677
Archer-Daniels-Midland Co.	580	36,331
Bunge Global SA	200	16,844
Darling Ingredients, Inc.(1)	186	6,317
Fresh Del Monte Produce, Inc.	75	2,721
Ingredion, Inc.	95	12,306
Limoneira Co.	26	410
		75,606
Health Care Providers and Services — 7.5%
AdaptHealth Corp.(1)	113	1,072
Alignment Healthcare, Inc.(1)	203	3,321
Cardinal Health, Inc.	305	45,378
Cencora, Inc.	175	51,032
Centene Corp.(1)	500	14,520
Clover Health Investments Corp.(1)(2)	688	1,803
Elevance Health, Inc.	171	54,489
HealthEquity, Inc.(1)	151	13,489
Henry Schein, Inc.(1)	175	12,176
Humana, Inc.	130	39,476
McKesson Corp.	115	78,964
Molina Healthcare, Inc.(1)	70	12,658
Owens & Minor, Inc.(1)	96	470
Progyny, Inc.(1)	157	3,716
UnitedHealth Group, Inc.	447	138,512
		471,076
Household Products — 6.8%
Central Garden & Pet Co.(1)	15	546
Central Garden & Pet Co., Class A(1)	86	2,841
4

Schedule of Investments - Avantis Inflation Focused Equity ETF

	Shares	Value
Church & Dwight Co., Inc.	235	$21,893
Clorox Co.	180	21,276
Colgate-Palmolive Co.	761	63,977
Energizer Holdings, Inc.	86	2,370
Kimberly-Clark Corp.	415	53,593
Oil-Dri Corp. of America	20	1,188
Procter & Gamble Co.	1,602	251,578
Reynolds Consumer Products, Inc.	75	1,741
Spectrum Brands Holdings, Inc.	45	2,564
WD-40 Co.	20	4,321
		427,888
Insurance — 11.9%
Aflac, Inc.	432	46,164
Allstate Corp.	175	35,604
Ambac Financial Group, Inc.(1)	42	379
American Financial Group, Inc.	57	7,744
American International Group, Inc.	586	47,653
AMERISAFE, Inc.	15	693
Arch Capital Group Ltd.	380	34,781
Assurant, Inc.	40	8,624
Assured Guaranty Ltd.	50	4,110
Axis Capital Holdings Ltd.	90	8,872
Brighthouse Financial, Inc.(1)	85	4,017
Chubb Ltd.	167	45,937
Cincinnati Financial Corp.	132	20,275
CNA Financial Corp.	20	991
CNO Financial Group, Inc.	85	3,355
Donegal Group, Inc., Class A	35	626
Employers Holdings, Inc.	35	1,514
Erie Indemnity Co., Class A	20	7,088
Everest Group Ltd.	40	13,675
F&G Annuities & Life, Inc.	15	519
Fidelity National Financial, Inc.	180	10,777
First American Financial Corp.	75	4,950
Genworth Financial, Inc., Class A(1)	725	6,213
Globe Life, Inc.	80	11,196
Greenlight Capital Re Ltd., Class A(1)	65	838
Hanover Insurance Group, Inc.	25	4,337
Hartford Insurance Group, Inc.	330	43,662
Horace Mann Educators Corp.	40	1,839
James River Group Holdings Ltd.	35	197
Kemper Corp.	67	3,595
Kinsale Capital Group, Inc.	25	11,436
Lemonade, Inc.(1)(2)	30	1,587
Lincoln National Corp.	95	4,078
Loews Corp.	165	15,972
Markel Group, Inc.(1)	11	21,550
MBIA, Inc.(1)	42	334
Mercury General Corp.	20	1,547
MetLife, Inc.	397	32,300
Old Republic International Corp.	320	12,790
Oscar Health, Inc., Class A(1)	105	1,749
Palomar Holdings, Inc.(1)	30	3,691
5

Schedule of Investments - Avantis Inflation Focused Equity ETF

	Shares	Value
Primerica, Inc.	50	$13,467
Principal Financial Group, Inc.	170	13,687
ProAssurance Corp.(1)	50	1,190
Progressive Corp.	326	80,542
Prudential Financial, Inc.	245	26,867
Reinsurance Group of America, Inc.	77	14,999
RenaissanceRe Holdings Ltd.	40	9,720
RLI Corp.	67	4,538
Safety Insurance Group, Inc.	11	814
Selective Insurance Group, Inc.	41	3,207
SiriusPoint Ltd.(1)	110	2,059
Stewart Information Services Corp.	20	1,457
Tiptree, Inc.	50	1,172
Travelers Cos., Inc.	180	48,872
Trupanion, Inc.(1)	20	927
United Fire Group, Inc.	17	523
Universal Insurance Holdings, Inc.	50	1,219
Unum Group	156	10,898
W.R. Berkley Corp.	277	19,858
White Mountains Insurance Group Ltd.	1	1,830
		745,105
Metals and Mining — 6.2%
Alcoa Corp.	207	6,663
Alpha Metallurgical Resources, Inc.(1)	21	3,133
Carpenter Technology Corp.	90	21,679
Century Aluminum Co.(1)	106	2,367
Cleveland-Cliffs, Inc.(1)	842	9,051
Coeur Mining, Inc.(1)	1,003	13,189
Commercial Metals Co.	180	10,381
Compass Minerals International, Inc.(1)	61	1,162
Contango ORE, Inc.(1)	15	330
Dakota Gold Corp.(1)	180	751
First Majestic Silver Corp.	210	1,919
Freeport-McMoRan, Inc.	1,797	79,787
Hecla Mining Co.	1,015	8,638
Idaho Strategic Resources, Inc.(1)(2)	22	619
Ivanhoe Electric, Inc.(1)	140	1,249
Kaiser Aluminum Corp.	38	2,959
Materion Corp.	35	3,878
Metallus, Inc.(1)	71	1,167
MP Materials Corp.(1)(2)	257	18,283
Newmont Corp.	866	64,430
Nucor Corp.	315	46,850
Olympic Steel, Inc.	25	843
Piedmont Lithium, Inc.(1)	20	145
Ramaco Resources, Inc., Class A(1)(2)	60	1,556
Ramaco Resources, Inc., Class B	11	179
Reliance, Inc.	87	25,722
Royal Gold, Inc.	91	16,342
Ryerson Holding Corp.	52	1,186
Steel Dynamics, Inc.	226	29,588
SunCoke Energy, Inc..	211	1,629
TMC the metals Co., Inc.(1)	315	1,688
6

Schedule of Investments - Avantis Inflation Focused Equity ETF

	Shares	Value
Tredegar Corp.(1)	55	$431
U.S. Antimony Corp.(1)	181	824
Warrior Met Coal, Inc.	100	6,114
Worthington Steel, Inc.	68	2,264
		386,996
Oil, Gas and Consumable Fuels — 22.5%
Antero Midstream Corp.	355	6,315
Antero Resources Corp.(1)	323	10,310
APA Corp.	378	8,777
Ardmore Shipping Corp.	55	639
Berry Corp.	70	234
California Resources Corp.	75	3,726
Calumet, Inc.(1)(2)	101	1,646
Centrus Energy Corp., Class A(1)(2)	15	3,026
Cheniere Energy, Inc.	201	48,606
Chevron Corp.	1,200	192,720
Chord Energy Corp.	45	4,945
Civitas Resources, Inc.	95	3,494
CNX Resources Corp.(1)	205	5,986
Comstock Resources, Inc.(1)(2)	93	1,500
ConocoPhillips	1,026	101,543
Core Natural Resources, Inc.	66	4,901
Coterra Energy, Inc.	835	20,407
Crescent Energy Co., Class A	233	2,223
CVR Energy, Inc.(1)	40	1,220
Delek U.S. Holdings, Inc.	80	2,217
Devon Energy Corp.	645	23,284
DHT Holdings, Inc.	170	1,992
Diamondback Energy, Inc.	190	28,264
Dorian LPG Ltd.	50	1,599
DT Midstream, Inc.	95	9,897
EOG Resources, Inc.	476	59,414
EQT Corp.	592	30,689
Evolution Petroleum Corp.	42	217
Excelerate Energy, Inc., Class A	25	610
Expand Energy Corp.	260	25,163
Exxon Mobil Corp.	2,885	329,727
Golar LNG Ltd.	121	5,302
Gran Tierra Energy, Inc.(1)(2)	47	193
Granite Ridge Resources, Inc.	86	478
Green Plains, Inc.(1)	65	722
Gulfport Energy Corp.(1)	17	2,959
Hess Midstream LP, Class A	45	1,854
HF Sinclair Corp.	195	9,922
HighPeak Energy, Inc.	25	192
International Seaways, Inc.	60	2,725
Kimbell Royalty Partners LP	88	1,229
Kinder Morgan, Inc.	1,250	33,725
Kinetik Holdings, Inc.	36	1,506
Kosmos Energy Ltd.(1)	665	1,190
Magnolia Oil & Gas Corp., Class A	185	4,603
Marathon Petroleum Corp.	283	50,858
Matador Resources Co.	125	6,295
7

Schedule of Investments - Avantis Inflation Focused Equity ETF

	Shares	Value
Murphy Oil Corp.	160	$3,978
New Fortress Energy, Inc.	297	731
NextDecade Corp.(1)	175	1,876
Nordic American Tankers Ltd.	260	809
Northern Oil & Gas, Inc.	110	2,878
Occidental Petroleum Corp.	582	27,709
ONEOK, Inc.	412	31,469
Ovintiv, Inc.	255	10,741
Par Pacific Holdings, Inc.(1)	65	2,252
PBF Energy, Inc., Class A	120	3,278
Peabody Energy Corp.	172	2,993
Permian Resources Corp.	792	11,318
Phillips 66	323	43,146
Plains GP Holdings LP, Class A(1)	257	4,960
Range Resources Corp.	310	10,624
REX American Resources Corp.(1)	20	1,251
Riley Exploration Permian, Inc.	13	380
Sable Offshore Corp.(1)	53	1,430
SandRidge Energy, Inc.	45	533
Scorpio Tankers, Inc.	65	3,276
SFL Corp. Ltd.	153	1,244
SM Energy Co.	145	4,140
Talos Energy, Inc.(1)	95	939
Targa Resources Corp.	210	35,230
Teekay Corp. Ltd.	145	1,189
Teekay Tankers Ltd., Class A	32	1,573
Texas Pacific Land Corp.	18	16,803
Uranium Energy Corp.(1)	450	4,810
VAALCO Energy, Inc.	132	512
Valero Energy Corp.	282	42,867
Viper Energy, Inc., Class A	147	5,857
Vital Energy, Inc.(1)	33	588
Vitesse Energy, Inc.	31	825
Williams Cos., Inc.	1,178	68,183
World Kinect Corp.	55	1,475
		1,410,911
Pharmaceuticals — 9.0%
Axsome Therapeutics, Inc.(1)	15	1,819
Bristol-Myers Squibb Co.	865	40,811
Corcept Therapeutics, Inc.(1)	46	3,207
Elanco Animal Health, Inc.(1)	383	7,028
Eli Lilly & Co.	279	204,390
Jazz Pharmaceuticals PLC(1)	35	4,471
Johnson & Johnson	706	125,082
Merck & Co., Inc.	791	66,539
Organon & Co.	130	1,225
Perrigo Co. PLC	62	1,472
Pfizer, Inc.	2,522	62,445
Prestige Consumer Healthcare, Inc.(1)	36	2,449
Royalty Pharma PLC, Class A	165	5,937
Viatris, Inc.	690	7,279
Zoetis, Inc.	191	29,872
		564,026
8

Schedule of Investments - Avantis Inflation Focused Equity ETF

	Shares	Value
Specialized REITs — 0.6%
PotlatchDeltic Corp.	145	$6,094
Rayonier, Inc.	187	4,914
Weyerhaeuser Co.	872	22,559
		33,567
Tobacco — 3.3%
Altria Group, Inc.	762	51,214
Philip Morris International, Inc.	893	149,247
Turning Point Brands, Inc.	26	2,587
Universal Corp.	30	1,679
		204,727
Trading Companies and Distributors — 0.0%
NPK International, Inc.(1)	155	1,612
TOTAL COMMON STOCKS (Cost $6,250,042)		6,241,797
RIGHTS — 0.0%
Biotechnology — 0.0%
Blueprint Medicines Corp.(1) (Cost $13)	28	13
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	9,370	9,370
State Street Navigator Securities Lending Government Money Market Portfolio(3)	10,450	10,450
TOTAL SHORT-TERM INVESTMENTS (Cost $19,820)		19,820
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $6,269,875)		6,261,630
OTHER ASSETS AND LIABILITIES — 0.0%		2,161
TOTAL NET ASSETS — 100.0%		$6,263,791

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $29,355. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $30,562, which includes securities collateral of $20,112.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 1.

See Notes to Financial Statements.

9

Schedule of Investments - Avantis Real Estate ETF
AUGUST 31, 2025

	Shares	Value
COMMON STOCKS — 99.7%
Data Center REITs — 7.7%
Digital Core REIT Management Pte. Ltd.	494,900	$252,324
Digital Realty Trust, Inc.	117,915	19,767,271
Equinix, Inc.	36,490	28,688,073
Keppel DC REIT	729,306	1,340,912
		50,048,580
Diversified REITs — 8.2%
Abrdn Property Income Trust Ltd.	1,044	77
AEW U.K. REIT PLC(1)	56,872	78,344
AKIS Gayrimenkul Yatirimi AS	475,482	89,932
Alarko Gayrimenkul Yatirim Ortakligi AS	118,655	62,713
Alexander & Baldwin, Inc.	26,412	510,808
Argosy Property Ltd.	153,131	106,610
Artis Real Estate Investment Trust	19,943	105,135
Asce Gayrimenkul Yatirim Ortakligi AS(2)	60,711	18,395
Axis Real Estate Investment Trust	241,700	116,749
British Land Co. PLC	413,966	1,879,691
Broadstone Net Lease, Inc.	76,877	1,429,143
Centuria Capital Group	316,597	512,331
Charter Hall Group	118,385	1,811,922
Charter Hall Long Wale REIT	271,941	812,165
Custodian Property Income REIT PLC	189,693	195,363
D&D Platform REIT Co. Ltd.	117	272
Daiwa House REIT Investment Corp.(1)	1,980	1,706,908
ESCON Japan REIT Investment Corp.	63	54,383
Essential Properties Realty Trust, Inc.	74,966	2,347,935
Fairvest Ltd., Class B	161,578	49,719
Fibra Uno Administracion SA de CV	1,255,049	1,769,152
Fuzul Gayrimenkul Yatirim Ortakligi AS(2)	171,190	50,065
GPT Group	913,246	3,330,503
Growthpoint Properties Ltd.	1,473,914	1,204,951
H&R Real Estate Investment Trust	69,213	612,830
Hankyu Hanshin REIT, Inc.	228	265,386
Heiwa Real Estate REIT, Inc.	446	456,432
Hulic Reit, Inc.(1)	140	157,910
Is Gayrimenkul Yatirim Ortakligi AS(2)	384,721	191,762
KDX Realty Investment Corp.	1,774	2,039,494
Kiler Gayrimenkul Yatirim Ortakligi AS(2)	302,523	46,048
Land Securities Group PLC	291,684	2,186,092
LondonMetric Property PLC	1,091,323	2,718,130
Mapletree Pan Asia Commercial Trust(1)	896,000	963,672
Menivim- The New REIT Ltd.	232,327	156,032
Merlin Properties Socimi SA	160,481	2,392,613
Mirvac Group	1,857,435	2,862,572
Mori Trust Reit, Inc.(1)	1,013	515,062
NIPPON REIT Investment Corp.	397	265,276
Nomura Real Estate Master Fund, Inc.(1)	1,697	1,857,548
NTT UD REIT Investment Corp.(1)	599	554,067
Nurol Gayrimenkul Yatirim Ortakligi AS(2)	33,326	9,666
Ozak Gayrimenkul Yatirim Ortakligi(2)	300,390	100,066
Peker Gayrimenkul Yatirim Ortakligi AS(2)	286,808	48,665
10

Schedule of Investments - Avantis Real Estate ETF

	Shares	Value
PowerGrid Infrastructure Investment Trust	335,331	$345,349
PRO Real Estate Investment Trust	16	68
Redefine Properties Ltd.	2,517,003	722,650
Reit 1 Ltd.	138,937	1,008,680
SA Corporate Real Estate Ltd.	1,057,618	184,496
Schroder Real Estate Investment Trust Ltd.	240,249	159,279
Sekisui House Reit, Inc.	2,112	1,160,258
Sella Capital Real Estate Ltd.	64,996	199,775
Servet Gayrimenkul Yatirim Ortakligi AS(2)	732,907	63,263
Shinhan Seobu T&D REIT Co. Ltd.	5,858	14,509
SK REITs Co. Ltd.	73,931	263,429
Stockland	1,156,124	4,682,481
Stoneweg Europe Stapled Trust	5,600	10,155
Stride Property Group	68,817	51,965
Tera Yatirim Teknoloji Holding AS(2)	553,482	385,125
Tokaido REIT, Inc.	90	69,163
Tokyu REIT, Inc.	366	499,910
Torunlar Gayrimenkul Yatirim Ortakligi AS	133,982	231,256
Tosei REIT Investment Corp.	40	39,975
United Urban Investment Corp.	1,271	1,531,992
WP Carey, Inc.	66,229	4,443,966
XYMAX REIT Investment Corp.	91	73,687
Ziraat Gayrimenkul Yatirim Ortakligi AS	571,063	320,978
		53,104,998
Health Care REITs — 11.4%
Aedifica SA	22,809	1,753,469
American Healthcare REIT, Inc.	78,359	3,352,982
Assura PLC	465,514	300,840
CareTrust REIT, Inc.	89,943	3,094,939
Cofinimmo SA	15,229	1,363,358
Community Healthcare Trust, Inc.	8,120	125,129
First Real Estate Investment Trust	466,100	99,801
Health Care & Medical Investment Corp.	196	159,471
HealthCo REIT(1)	179,808	86,944
Healthpeak Properties, Inc.	243,821	4,374,149
LTC Properties, Inc.	18,560	677,440
National Health Investors, Inc.	18,689	1,463,162
Omega Healthcare Investors, Inc.	107,833	4,590,451
Parkway Life Real Estate Investment Trust	254,500	836,920
Primary Health Properties PLC(1)	173,300	215,641
Sabra Health Care REIT, Inc.	84,956	1,623,509
Sila Realty Trust, Inc.	22,106	551,324
Target Healthcare REIT PLC	316,572	409,145
Universal Health Realty Income Trust	2,942	119,416
Ventas, Inc.	160,507	10,927,316
Vital Healthcare Property Trust(1)	117,137	140,987
Welltower, Inc.	224,347	37,753,113
		74,019,506
Hotel & Resort REITs — 2.2%
Akfen Gayrimenkul Yatirim Ortakligi AS(2)	1,003,983	74,701
Apple Hospitality REIT, Inc.	79,361	1,036,455
CapitaLand Ascott Trust	1,299,300	895,454
CDL Hospitality Trusts	345,200	213,769
11

Schedule of Investments - Avantis Real Estate ETF

	Shares	Value
DiamondRock Hospitality Co.	36,456	$312,063
Far East Hospitality Trust	464,600	213,545
Frasers Hospitality Trust	297,400	163,386
Hoshino Resorts REIT, Inc.	274	518,871
Host Hotels & Resorts, Inc.	244,503	4,207,897
Ichigo Hotel REIT Investment Corp.	62	59,604
Invincible Investment Corp.	2,728	1,236,342
Japan Hotel REIT Investment Corp.	2,579	1,513,780
Kizilbuk Gayrimenkul Yatirim Ortakligi AS(2)	130,177	43,007
Nippon Hotel & Residential Investment Corp.	50	27,219
Ryman Hospitality Properties, Inc.	20,390	2,014,328
Sunstone Hotel Investors, Inc.	87,366	828,230
Xenia Hotels & Resorts, Inc.	40,265	568,945
		13,927,596
Industrial REITs — 16.5%
AIMS APAC REIT	248,450	261,247
Americold Realty Trust, Inc.	101,035	1,458,945
CapitaLand Ascendas REIT	1,542,700	3,270,051
Centuria Industrial REIT	257,292	565,203
CRE Logistics REIT, Inc.	255	270,159
Dexus Industria REIT	70,985	130,331
Dream Industrial Real Estate Investment Trust	61,674	550,569
EastGroup Properties, Inc.	21,394	3,627,567
Equites Property Fund Ltd.	396,426	373,086
ESR Kendall Square REIT Co. Ltd.	139,165	438,546
ESR-REIT	246,002	525,142
FIBRA Macquarie Mexico	434,714	729,007
Fibra MTY SAPI de CV	220,374	156,444
First Industrial Realty Trust, Inc.	49,233	2,589,656
Frasers Logistics & Commercial Trust(1)	1,242,900	880,997
GLP J-Reit(1)	1,887	1,762,402
Goodman Group	886,128	19,830,090
Goodman Property Trust(1)	492,550	595,340
Granite Real Estate Investment Trust	13,602	774,908
Industrial & Infrastructure Fund Investment Corp.	754	664,175
Innovative Industrial Properties, Inc.	12,253	694,255
Japan Logistics Fund, Inc.	1,116	743,177
LaSalle Logiport REIT(1)	835	809,274
Lineage, Inc.	15,996	670,392
LXP Industrial Trust	117,038	1,062,705
Mapletree Industrial Trust(1)	1,014,900	1,628,815
Mapletree Logistics Trust(1)	1,431,000	1,359,601
Mitsubishi Estate Logistics REIT Investment Corp.(1)	721	597,135
Mitsui Fudosan Logistics Park, Inc.	1,358	1,011,576
Montea NV(1)	4,920	393,529
Nippon Prologis REIT, Inc.	2,801	1,627,527
Prologis Property Mexico SA de CV	564,334	2,077,796
Prologis, Inc.	325,859	37,076,237
Rexford Industrial Realty, Inc.	77,007	3,188,860
Reysas Gayrimenkul Yatirim Ortakligi AS(2)	213,611	121,921
Sabana Industrial Real Estate Investment Trust	42,900	14,032
Segro PLC	554,890	4,708,851
SOSiLA Logistics REIT, Inc.	301	245,882
12

Schedule of Investments - Avantis Real Estate ETF

	Shares	Value
STAG Industrial, Inc.	64,146	$2,363,780
Terreno Realty Corp.	41,204	2,380,355
Tritax Big Box REIT PLC	916,154	1,720,662
Warehouse REIT PLC	229,849	351,173
Warehouses De Pauw CVA	84,555	2,170,271
		106,471,671
Multi-Family Residential REITs — 8.5%
Adra Gayrimenkul Yatirim Ortakligi AS(2)	30,946	33,492
Advance Residence Investment Corp.	1,247	1,382,555
Altarea SCA	2,968	352,428
AvalonBay Communities, Inc.	54,563	10,686,164
Boardwalk Real Estate Investment Trust	10,789	553,218
BSR Real Estate Investment Trust	12,644	160,472
Camden Property Trust	41,055	4,597,339
Canadian Apartment Properties REIT	36,351	1,124,926
Care Property Invest NV	19,424	284,709
Comforia Residential REIT, Inc.	344	729,236
Daiwa Securities Living Investments Corp.	846	618,867
Elme Communities	37,498	640,466
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(1)	986,283	496,570
Empiric Student Property PLC	260,927	318,838
Equity Residential	144,960	9,584,755
Essex Property Trust, Inc.	24,563	6,637,168
European Residential Real Estate Investment Trust	459	812
Home Invest Belgium SA	5,436	133,594
Independence Realty Trust, Inc.	67,656	1,225,250
Ingenia Communities Group	184,220	710,022
InterRent Real Estate Investment Trust	38,239	372,547
Irish Residential Properties REIT PLC	301,787	339,790
Killam Apartment Real Estate Investment Trust	30,290	396,338
Mid-America Apartment Communities, Inc.	43,074	6,281,051
Minto Apartment Real Estate Investment Trust	8,652	85,490
Mitsui Fudosan Accommodations Fund, Inc.(1)	1,386	1,163,389
Sinpas Gayrimenkul Yatirim Ortakligi AS(2)	264,998	31,570
Social Housing Reit PLC	81,460	74,948
UDR, Inc.	115,717	4,578,922
UNITE Group PLC	174,148	1,643,784
Xior Student Housing NV	24	850
		55,239,560
Office REITs — 5.1%
Alexandria Real Estate Equities, Inc.	60,490	4,986,796
Allied Properties Real Estate Investment Trust	31	420
AREIT, Inc.	325,110	254,361
Brookfield India Real Estate Trust	26,608	96,402
Champion REIT	531,000	137,714
COPT Defense Properties	16,641	478,928
Cousins Properties, Inc.	57,473	1,694,879
Daiwa Office Investment Corp.	367	912,608
Derwent London PLC	54,594	1,256,789
Dexus	429,286	2,106,504
Embassy Office Parks REIT	594,110	2,614,207
GDI Property Group Partnership	66,596	29,823
Gecina SA	36,433	3,577,431
13

Schedule of Investments - Avantis Real Estate ETF

	Shares	Value
Global One Real Estate Investment Corp.	144	$144,711
Great Portland Estates PLC	190,184	786,349
Halk Gayrimenkul Yatirim Ortakligi AS	52,204	5,422
Ichigo Office REIT Investment Corp.	133	87,100
Inmobiliaria Colonial Socimi SA	130,126	859,043
Japan Excellent, Inc.	489	486,597
Japan Prime Realty Investment Corp.	1,332	936,761
Japan Real Estate Investment Corp.	2,737	2,379,085
JR Global Reit	114,287	222,643
Keppel REIT	1,027,500	780,314
Mindspace Business Parks REIT	137,510	659,520
Mori Hills REIT Investment Corp.	658	636,159
NET Lease Office Properties(1)	5,621	166,494
Nippon Building Fund, Inc.	3,613	3,495,871
NSI NV	8,608	216,630
Orix JREIT, Inc.(1)	2,344	1,562,475
Postal Realty Trust, Inc., Class A	5,085	80,546
Precinct Properties Group(1)	414,405	306,850
Real Commercial REIT, Inc.	2,649,000	372,654
Vakif Gayrimenkul Yatirim Ortakligi AS(2)	983,566	63,376
Workspace Group PLC	49,691	268,559
		32,664,021
Other Specialized REITs — 5.4%
Arena REIT	190,583	504,115
Automotive Properties Real Estate Investment Trust	5,144	44,310
Charter Hall Social Infrastructure REIT	156,914	346,376
EPR Properties	10,428	565,719
Farmland Partners, Inc.	15,439	170,138
Four Corners Property Trust, Inc.	36,282	939,341
Gaming & Leisure Properties, Inc.	92,655	4,448,366
Iron Mountain, Inc.	107,239	9,901,377
Koramco Life Infra Reit Co. Ltd.	13,958	42,931
Lamar Advertising Co., Class A	32,527	4,139,061
Millrose Properties, Inc.	23,231	820,287
Rural Funds Trust(1)	79,938	101,615
VICI Properties, Inc.	377,972	12,767,894
		34,791,530
Retail REITs — 16.7%
Acadia Realty Trust	9,093	181,951
AEON REIT Investment Corp.	655	585,652
Agree Realty Corp.(1)	42,017	3,056,317
BWP Property Group Ltd.	267,432	620,425
CapitaLand Integrated Commercial Trust	2,630,566	4,674,168
Carmila SA(2)	42,830	862,312
Charter Hall Retail REIT	249,388	684,591
Choice Properties Real Estate Investment Trust	84,297	890,632
Crombie Real Estate Investment Trust	20,056	219,640
CT Real Estate Investment Trust	25,219	295,830
Curbline Properties Corp.	39,472	889,304
Eurocommercial Properties NV	17,239	547,220
Federal Realty Investment Trust	29,257	2,941,791
First Capital Real Estate Investment Trust	46,069	648,760
Frasers Centrepoint Trust	597,729	1,085,618
14

Schedule of Investments - Avantis Real Estate ETF

	Shares	Value
Frontier Real Estate Investment Corp.	1,316	$782,899
Fukuoka REIT Corp.	317	397,674
Getty Realty Corp.	18,745	535,920
Hamborner REIT AG	98,232	661,138
HMC Capital Ltd.	108,077	270,848
HomeCo Daily Needs REIT	751,319	660,277
Hyprop Investments Ltd.(1)	202,423	536,794
IGB Real Estate Investment Trust	884,500	565,292
InvenTrust Properties Corp.	23,285	693,194
Japan Metropolitan Fund Invest(1)	1,150	875,429
Kimco Realty Corp.	220,601	4,961,316
Kite Realty Group Trust	77,153	1,760,631
Kiwi Property Group Ltd.	221,844	136,008
Klepierre SA	146,368	5,715,222
Lendlease Global Commercial REIT(1)	674,154	315,305
Link REIT	1,186,911	6,339,493
LOTTE REIT Co. Ltd.	97,493	267,763
Mercialys SA	68,862	874,122
NETSTREIT Corp.(1)	33,047	604,430
NewRiver REIT PLC	122,492	120,800
Nexus Select Trust	90,254	151,635
NNN REIT, Inc.	64,269	2,757,783
Pavilion Real Estate Investment Trust	868,500	353,622
Phillips Edison & Co., Inc.	42,468	1,494,449
Primaris Real Estate Investment Trust	20,742	226,850
Realty Income Corp.	312,008	18,333,590
Regency Centers Corp.	68,471	4,964,148
Region Group	494,431	788,374
Resilient REIT Ltd.(1)	163,226	621,538
Retail Estates NV	6,423	521,684
RioCan Real Estate Investment Trust	65,200	877,341
Ronesans Gayrimenkul Yatirim AS(2)	35,067	122,008
Sasseur Real Estate Investment Trust	167,900	91,614
Scentre Group	475,775	1,268,073
Shaftesbury Capital PLC	670,914	1,324,804
Simon Property Group, Inc.	109,605	19,801,239
SITE Centers Corp.	12,542	154,016
SmartCentres Real Estate Investment Trust	31,554	619,431
Starhill Global REIT	541,000	229,816
Sunway Real Estate Investment Trust	811,100	393,642
Supermarket Income REIT PLC	469,572	497,833
Tanger, Inc.	37,610	1,285,510
Unibail-Rodamco-Westfield(2)	11,186	1,163,788
Urban Edge Properties	9,987	206,631
Vastned NV	1,285	42,868
Vicinity Ltd.	1,765,221	2,988,778
Vukile Property Fund Ltd.	651,567	790,571
Waypoint REIT Ltd.	320,305	554,499
Wereldhave NV	16,411	356,968
		108,241,869
Self Storage REITs — 5.7%
Big Yellow Group PLC	87,940	1,082,390
CubeSmart	85,083	3,481,596
15

Schedule of Investments - Avantis Real Estate ETF

	Shares	Value
Extra Space Storage, Inc.	77,664	$11,150,997
National Storage REIT	647,889	1,019,742
Public Storage	63,368	18,667,579
Safestore Holdings PLC	88,834	756,703
Shurgard Self Storage Ltd.	19,155	753,480
Stor-Age Property REIT Ltd.(1)	147,934	132,276
		37,044,763
Single-Family Residential REITs — 3.3%
American Homes 4 Rent, Class A	119,903	4,294,925
Equity LifeStyle Properties, Inc.	68,757	4,145,360
Flagship Communities REIT	919	16,551
Invitation Homes, Inc.	204,419	6,396,271
PRS REIT PLC	232,482	316,181
Sun Communities, Inc.	46,089	5,847,311
UMH Properties, Inc.	26,407	414,326
		21,430,925
Telecom Tower REITs — 9.0%
American Tower Corp.	167,626	34,170,560
Crown Castle, Inc.	152,672	15,135,902
SBA Communications Corp.	42,339	8,673,144
		57,979,606
TOTAL COMMON STOCKS (Cost $630,200,722)		644,964,625
SHORT-TERM INVESTMENTS — 1.4%
Money Market Funds — 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	654,895	654,895
State Street Navigator Securities Lending Government Money Market Portfolio(3)	8,672,061	8,672,061
TOTAL SHORT-TERM INVESTMENTS (Cost $9,326,956)		9,326,956
TOTAL INVESTMENT SECURITIES — 101.1% (Cost $639,527,678)		654,291,581
OTHER ASSETS AND LIABILITIES — (1.1)%		(7,028,281)
TOTAL NET ASSETS — 100.0%		$647,263,300

NOTES TO SCHEDULE OF INVESTMENTS
CVA	–	Certificaten Van Aandelen
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $16,104,529. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $16,942,064, which includes securities collateral of $8,270,003.

16

Schedule of Investments - Avantis Real Estate ETF
FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Data Center REITs	$48,455,344	$1,593,236	—
Diversified REITs	8,731,852	44,373,146	—
Health Care REITs	68,652,930	5,366,576	—
Hotel & Resort REITs	8,967,918	4,959,678	—
Industrial REITs	55,112,752	51,358,919	—
Multi-Family Residential REITs	44,231,115	11,008,445	—
Office REITs	7,407,643	25,256,378	—
Other Specialized REITs	33,752,183	1,039,347	—
Retail REITs	64,622,220	43,619,649	—
Self Storage REITs	33,300,172	3,744,591	—
Single-Family Residential REITs	21,098,193	332,732	—
Other REITs	57,979,606	—	—
Short-Term Investments	9,326,956	—	—
	$461,638,884	$192,652,697	—

See Notes to Financial Statements.

17

Schedule of Investments - Avantis Responsible U.S. Equity ETF
AUGUST 31, 2025

	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 0.1%
AerSale Corp.(1)	4	$35
Hexcel Corp.	1,409	88,978
Howmet Aerospace, Inc.	307	53,449
L3Harris Technologies, Inc.	325	90,226
Northrop Grumman Corp.	306	180,552
Woodward, Inc.	27	6,664
		419,904
Air Freight and Logistics — 0.7%
CH Robinson Worldwide, Inc.	891	114,672
Expeditors International of Washington, Inc.	4,968	598,843
FedEx Corp.	4,975	1,149,573
Forward Air Corp.(1)(2)	15	450
GXO Logistics, Inc.(1)	152	8,003
Hub Group, Inc., Class A	2,500	93,550
Radiant Logistics, Inc.(1)	2,996	19,384
United Parcel Service, Inc., Class B	8,740	764,226
		2,748,701
Automobile Components — 0.6%
American Axle & Manufacturing Holdings, Inc.(1)	5,806	33,791
Aptiv PLC(1)	2,592	206,142
Autoliv, Inc.	3,586	444,915
BorgWarner, Inc.	6,388	273,151
Dana, Inc.	7,398	149,144
Dorman Products, Inc.(1)	815	131,859
Fox Factory Holding Corp.(1)	12	347
Gentex Corp.	4,850	135,848
Gentherm, Inc.(1)	521	19,157
Goodyear Tire & Rubber Co.(1)	12,527	106,229
LCI Industries	1,040	109,637
Lear Corp.	1,685	185,350
Modine Manufacturing Co.(1)	3,326	452,768
Motorcar Parts of America, Inc.(1)	1,016	15,138
Patrick Industries, Inc.	150	16,778
Phinia, Inc.	2,402	140,469
Standard Motor Products, Inc.	476	18,474
Visteon Corp.	838	103,878
		2,543,075
Automobiles — 0.9%
Ford Motor Co.	88,892	1,046,259
General Motors Co.	29,130	1,706,727
Harley-Davidson, Inc.	5,751	167,469
Lucid Group, Inc.(1)(2)	2,636	5,219
Rivian Automotive, Inc., Class A(1)(2)	710	9,635
Tesla, Inc.(1)	983	328,194
Thor Industries, Inc.	1,842	201,883
Winnebago Industries, Inc.	1,554	55,913
		3,521,299
Banks — 6.3%
ACNB Corp.	12	544
Amalgamated Financial Corp.	213	6,154
18

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Amerant Bancorp, Inc.	1,255	$26,982
Associated Banc-Corp.	5,333	143,831
Atlantic Union Bankshares Corp.	3,214	114,836
Banc of California, Inc.	1,556	26,328
BancFirst Corp.	476	63,294
Bancorp, Inc.(1)	2,278	173,675
Bank First Corp.	26	3,378
Bank of America Corp.	46,282	2,348,349
Bank of Hawaii Corp.	1,304	88,828
Bank of NT Butterfield & Son Ltd.	2,194	98,993
Bank OZK	4,151	217,803
BankUnited, Inc.	2,929	114,788
Banner Corp.	1,348	90,356
Bar Harbor Bankshares	656	21,169
BayCom Corp.	48	1,452
Berkshire Hills Bancorp, Inc.	1,376	35,955
BOK Financial Corp.	871	97,038
Business First Bancshares, Inc.	222	5,552
Byline Bancorp, Inc.	836	24,169
Camden National Corp.	476	19,464
Central Pacific Financial Corp.	1,220	38,210
Citigroup, Inc.	23,830	2,301,263
Citizens Financial Group, Inc.	10,819	565,617
City Holding Co.	8	1,028
Columbia Banking System, Inc.	5,719	153,098
Columbia Financial, Inc.(1)	836	12,565
Comerica, Inc.	4,141	292,272
Commerce Bancshares, Inc.	2,874	178,016
Community Financial System, Inc.	854	51,146
Cullen/Frost Bankers, Inc.	1,084	139,869
Customers Bancorp, Inc.(1)	1,403	100,581
CVB Financial Corp.	3,198	64,376
Dime Community Bancshares, Inc.	1,413	43,464
Eagle Bancorp, Inc.	1,016	19,731
East West Bancorp, Inc.	4,361	458,516
Enterprise Financial Services Corp.	113	6,920
Farmers & Merchants Bancorp, Inc.	476	12,595
Farmers National Banc Corp.	385	5,844
FB Financial Corp.	935	50,191
Fifth Third Bancorp	14,622	669,249
First BanCorp	7,387	164,213
First Bancorp, Inc.	656	17,830
First Bancorp/Southern Pines NC	54	2,948
First Busey Corp.	3,399	83,955
First Business Financial Services, Inc.	39	2,040
First Commonwealth Financial Corp.	2,838	50,374
First Financial Bancorp	2,452	64,929
First Financial Bankshares, Inc.	2,327	86,495
First Financial Corp.	2	118
First Hawaiian, Inc.	3,034	78,732
First Horizon Corp.	12,390	280,014
First Interstate BancSystem, Inc., Class A	1,376	45,023
First Merchants Corp.	1,319	54,765
19

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
First Mid Bancshares, Inc.	571	$23,091
Flushing Financial Corp.	1,016	13,980
FNB Corp.	9,866	164,664
FS Bancorp, Inc.	656	28,018
German American Bancorp, Inc.	656	27,408
Glacier Bancorp, Inc.	1,133	55,687
Heritage Financial Corp.	9	220
Hilltop Holdings, Inc.	1,192	41,815
Home BancShares, Inc.	3,720	110,707
HomeStreet, Inc.(1)	836	11,595
HomeTrust Bancshares, Inc.	30	1,241
Hope Bancorp, Inc.	3,944	43,897
Horizon Bancorp, Inc.	375	6,322
Huntington Bancshares, Inc.	21,482	382,594
Independent Bank Corp.	1,034	73,941
Independent Bank Corp. (Michigan)	836	27,496
JPMorgan Chase & Co.	22,127	6,669,520
KeyCorp	27,078	524,230
Lakeland Financial Corp.	520	35,594
M&T Bank Corp.	4,037	814,101
Mercantile Bank Corp.	577	28,417
Meridian Corp.	491	7,728
National Bank Holdings Corp., Class A	1,025	40,200
NB Bancorp, Inc.	1,755	33,152
NBT Bancorp, Inc.	1,590	70,389
Nicolet Bankshares, Inc.	30	4,149
Northeast Bank	476	52,627
Northfield Bancorp, Inc.	1,376	16,306
OFG Bancorp	2,065	92,409
Old National Bancorp	7,122	163,023
Old Second Bancorp, Inc.	989	18,257
OP Bancorp	375	5,452
Origin Bancorp, Inc.	185	7,195
Pacific Premier Bancorp, Inc.	4,555	111,552
Park National Corp.	17	2,920
Pathward Financial, Inc.	1,564	124,291
PCB Bancorp	836	18,476
Peoples Bancorp, Inc.	1,039	32,147
Pinnacle Financial Partners, Inc.	1,279	124,344
PNC Financial Services Group, Inc.	4,346	901,534
Popular, Inc.	3,574	449,037
Prosperity Bancshares, Inc.	1,852	128,029
Provident Financial Services, Inc.	3,907	77,515
QCR Holdings, Inc.	90	7,054
Regions Financial Corp.	24,216	663,276
Renasant Corp.	1,386	54,234
S&T Bancorp, Inc.	108	4,267
Seacoast Banking Corp. of Florida	1,597	49,683
Sierra Bancorp	656	20,113
Simmons First National Corp., Class A	2,088	43,389
Southern Missouri Bancorp, Inc.	296	17,030
Southside Bancshares, Inc.	930	29,053
SouthState Corp.	1,272	129,820
20

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Stock Yards Bancorp, Inc.	4	$323
Synovus Financial Corp.	5,552	286,539
TFS Financial Corp.	1,196	16,816
Towne Bank	165	6,054
TriCo Bancshares	126	5,723
Truist Financial Corp.	14,838	694,715
TrustCo Bank Corp.	656	26,102
Trustmark Corp.	218	8,779
U.S. Bancorp	15,447	754,277
UMB Financial Corp.	1,793	218,567
United Community Banks, Inc.	3,110	103,874
Valley National Bancorp	7,156	74,852
Veritex Holdings, Inc.	198	6,801
WaFd, Inc.	1,964	61,768
Webster Financial Corp.	3,769	234,507
WesBanco, Inc.	40	1,312
Westamerica Bancorporation	869	43,459
Western Alliance Bancorp	2,810	251,635
Wintrust Financial Corp.	2,038	279,797
Zions Bancorp NA	5,295	307,163
		25,785,177
Beverages — 0.8%
Brown-Forman Corp., Class A	224	6,799
Brown-Forman Corp., Class B	1,596	47,784
Coca-Cola Co.	19,790	1,365,312
Constellation Brands, Inc., Class A	1,495	242,100
Keurig Dr. Pepper, Inc.	4,591	133,552
Molson Coors Beverage Co., Class B	4,148	209,433
PepsiCo, Inc.	7,605	1,130,483
		3,135,463
Biotechnology — 2.6%
AbbVie, Inc.	11,125	2,340,700
ACADIA Pharmaceuticals, Inc.(1)	321	8,343
Agios Pharmaceuticals, Inc.(1)	1,068	40,274
Alkermes PLC(1)	1,499	43,426
Alnylam Pharmaceuticals, Inc.(1)	12	5,358
Altimmune, Inc.(1)	763	2,922
Amgen, Inc.	3,814	1,097,326
AnaptysBio, Inc.(1)	18	366
Anika Therapeutics, Inc.(1)	385	3,611
Apogee Therapeutics, Inc.(1)	17	618
Biogen, Inc.(1)	1,833	242,359
BioMarin Pharmaceutical, Inc.(1)	2,250	131,107
Catalyst Pharmaceuticals, Inc.(1)	5,510	113,451
CRISPR Therapeutics AG(1)(2)	289	14,979
Cytokinetics, Inc.(1)	570	20,138
Denali Therapeutics, Inc.(1)	828	12,644
Dynavax Technologies Corp.(1)	6,076	61,489
Emergent BioSolutions, Inc.(1)	911	7,561
Enanta Pharmaceuticals, Inc.(1)	296	2,486
Entrada Therapeutics, Inc.(1)	742	4,059
Exact Sciences Corp.(1)	253	11,997
Exelixis, Inc.(1)	6,206	232,228
21

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Gilead Sciences, Inc.	21,667	$2,447,721
GRAIL, Inc.(1)	181	5,935
Halozyme Therapeutics, Inc.(1)	3,999	292,527
HilleVax, Inc.(1)(2)	520	1,087
Incyte Corp.(1)	2,634	222,863
Insmed, Inc.(1)	125	17,012
Ionis Pharmaceuticals, Inc.(1)	38	1,620
Kura Oncology, Inc.(1)	1,215	9,598
Madrigal Pharmaceuticals, Inc.(1)	8	3,503
Merus NV(1)	8	527
Moderna, Inc.(1)	4,056	97,709
Monte Rosa Therapeutics, Inc.(1)(2)	4,202	20,170
Myriad Genetics, Inc.(1)	3	19
Neurocrine Biosciences, Inc.(1)	1,096	153,002
PTC Therapeutics, Inc.(1)	629	31,029
Regeneron Pharmaceuticals, Inc.	1,058	614,381
REGENXBIO, Inc.(1)	1,617	14,440
Relay Therapeutics, Inc.(1)	5	18
Rigel Pharmaceuticals, Inc.(1)	1,135	44,095
Rocket Pharmaceuticals, Inc.(1)	2	7
Sionna Therapeutics, Inc.(1)	936	23,044
Tyra Biosciences, Inc.(1)	10	127
United Therapeutics Corp.(1)	1,146	349,255
Vanda Pharmaceuticals, Inc.(1)	1,556	7,360
Vaxcyte, Inc.(1)	28	862
Vertex Pharmaceuticals, Inc.(1)	4,631	1,810,814
Xencor, Inc.(1)	1,032	8,390
Zenas Biopharma, Inc.(1)(2)	1,248	19,968
		10,594,525
Broadline Retail — 3.8%
Amazon.com, Inc.(1)	55,193	12,639,197
Coupang, Inc.(1)	24,596	702,954
Dillard's, Inc., Class A	116	61,814
eBay, Inc.	2,519	228,247
Etsy, Inc.(1)	960	50,890
Kohl's Corp.	6,159	92,754
Macy's, Inc.	14,601	193,171
MercadoLibre, Inc.(1)	675	1,669,214
Ollie's Bargain Outlet Holdings, Inc.(1)	1,257	159,438
		15,797,679
Building Products — 1.2%
A.O. Smith Corp.	3,574	254,790
AAON, Inc.	1,227	101,780
Advanced Drainage Systems, Inc.	3,093	445,299
Allegion PLC	901	152,990
Apogee Enterprises, Inc.	1,028	45,206
Armstrong World Industries, Inc.	2,034	398,196
AZZ, Inc.	4	452
Builders FirstSource, Inc.(1)	2,885	400,092
Carlisle Cos., Inc.	1,465	565,329
Carrier Global Corp.	3,837	250,172
Fortune Brands Innovations, Inc.	1,052	61,563
Gibraltar Industries, Inc.(1)	1,646	103,023
22

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Griffon Corp.	2,187	$166,562
Hayward Holdings, Inc.(1)	1,016	16,337
Insteel Industries, Inc.	836	32,086
Janus International Group, Inc.(1)	6,124	63,383
JELD-WEN Holding, Inc.(1)	3,821	24,416
Johnson Controls International PLC	1,591	170,062
Lennox International, Inc.	551	307,381
Masco Corp.	1,240	91,004
Masterbrand, Inc.(1)	5,663	71,977
Owens Corning	2,295	344,640
Quanex Building Products Corp.	1,959	41,668
Simpson Manufacturing Co., Inc.	1,237	236,415
Trane Technologies PLC	935	388,586
Trex Co., Inc.(1)	2,825	174,105
UFP Industries, Inc.	766	77,343
Zurn Elkay Water Solutions Corp.	2,014	91,355
		5,076,212
Capital Markets — 5.3%
Affiliated Managers Group, Inc.	116	26,079
Ameriprise Financial, Inc.	3,152	1,622,681
Ares Management Corp., Class A	1,078	193,178
Artisan Partners Asset Management, Inc., Class A	2,358	110,331
Bank of New York Mellon Corp.	10,659	1,125,590
Blackrock, Inc.	691	778,854
Blackstone, Inc.	4,744	813,122
Carlyle Group, Inc.	7,951	513,316
Cboe Global Markets, Inc.	682	160,918
Charles Schwab Corp.	12,156	1,165,031
CME Group, Inc.	2,710	722,242
Cohen & Steers, Inc.	1,029	76,002
Coinbase Global, Inc., Class A(1)	2,047	623,393
Diamond Hill Investment Group, Inc.	116	16,908
Donnelley Financial Solutions, Inc.(1)	656	37,241
Evercore, Inc., Class A	1,236	397,436
FactSet Research Systems, Inc.	523	195,246
Federated Hermes, Inc.	1,751	92,978
Franklin Resources, Inc.	5,536	142,054
Goldman Sachs Group, Inc.	4,156	3,097,259
Houlihan Lokey, Inc.	50	9,962
Intercontinental Exchange, Inc.	1,438	253,951
Invesco Ltd.	9,122	199,681
Janus Henderson Group PLC	3,224	142,888
Jefferies Financial Group, Inc.	3,847	249,478
KKR & Co., Inc.	7,030	980,615
Lazard, Inc.	3,562	203,604
LPL Financial Holdings, Inc.	1,292	470,908
MarketAxess Holdings, Inc.	514	94,494
Moelis & Co., Class A	2,060	148,547
Moody's Corp.	919	468,469
Morgan Stanley	13,133	1,976,254
Morningstar, Inc.	116	30,441
MSCI, Inc.	128	72,668
Nasdaq, Inc.	476	45,096
23

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Northern Trust Corp.	4,045	$531,028
Piper Sandler Cos.	883	294,737
Raymond James Financial, Inc.	4,741	803,315
S&P Global, Inc.	1,496	820,466
SEI Investments Co.	3,947	348,441
State Street Corp.	5,183	595,889
Stifel Financial Corp.	3,754	432,799
T. Rowe Price Group, Inc.	2,612	281,103
Tradeweb Markets, Inc., Class A	663	81,788
Victory Capital Holdings, Inc., Class A	1,315	93,733
Virtu Financial, Inc., Class A	126	5,282
WisdomTree, Inc.(2)	5,687	77,400
		21,622,896
Chemicals — 0.4%
Albemarle Corp.	1,634	138,759
Ashland, Inc.	1,268	71,198
Avient Corp.	1,622	60,663
Axalta Coating Systems Ltd.(1)	3,040	95,030
Balchem Corp.	4	648
DuPont de Nemours, Inc.	3,965	304,988
Element Solutions, Inc.	836	21,502
FMC Corp.	3,687	144,162
Hawkins, Inc.	1,250	209,163
Huntsman Corp.	6,875	76,725
Ingevity Corp.(1)	1,399	81,674
International Flavors & Fragrances, Inc.	1,492	100,725
Koppers Holdings, Inc.	478	13,852
Minerals Technologies, Inc.	1,475	96,539
PPG Industries, Inc.	1,171	130,250
PureCycle Technologies, Inc.(1)(2)	1,889	26,994
Quaker Chemical Corp.	391	56,722
RPM International, Inc.	290	36,340
Sherwin-Williams Co.	386	141,210
Stepan Co.	558	27,917
Trinseo PLC	22	53
		1,835,114
Commercial Services and Supplies — 0.5%
ACCO Brands Corp.	1,559	6,267
Brady Corp., Class A	1,212	94,633
Cintas Corp.	2,914	612,027
Civeo Corp.(2)	836	19,855
Clean Harbors, Inc.(1)	792	191,830
Copart, Inc.(1)	9,211	449,589
Deluxe Corp.	590	11,599
Ennis, Inc.	1,016	18,562
Healthcare Services Group, Inc.(1)	1,323	20,652
HNI Corp.	2,041	91,723
Interface, Inc.	4,136	110,514
Liquidity Services, Inc.(1)	1,196	31,802
MSA Safety, Inc.	258	44,015
OPENLANE, Inc.(1)	104	3,008
Pitney Bowes, Inc.	670	8,120
Rollins, Inc.	1,576	89,107
24

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Steelcase, Inc., Class A	5,470	$91,568
Tetra Tech, Inc.	1,432	52,153
UniFirst Corp.	190	33,786
Veralto Corp.	577	61,272
Vestis Corp.	294	1,376
		2,043,458
Communications Equipment — 0.7%
ADTRAN Holdings, Inc.(1)	867	8,133
Arista Networks, Inc.(1)	9,722	1,327,539
Ciena Corp.(1)	3,017	283,508
Cisco Systems, Inc.	11,015	761,026
Extreme Networks, Inc.(1)	1,477	31,578
F5, Inc.(1)	322	100,831
Lumentum Holdings, Inc.(1)	16	2,125
Motorola Solutions, Inc.	568	268,357
NETGEAR, Inc.(1)	507	13,775
NetScout Systems, Inc.(1)	233	5,799
Viasat, Inc.(1)	3,249	105,040
Viavi Solutions, Inc.(1)	6	68
		2,907,779
Construction and Engineering — 0.1%
AECOM	40	4,996
API Group Corp.(1)	615	21,943
Centuri Holdings, Inc.(1)(2)	983	20,879
Comfort Systems USA, Inc.	49	34,466
Everus Construction Group, Inc.(1)	2,498	195,943
Granite Construction, Inc.	28	3,017
Limbach Holdings, Inc.(1)	967	110,779
Matrix Service Co.(1)	1,669	25,252
MYR Group, Inc.(1)	14	2,622
WillScot Holdings Corp.	4,138	100,305
		520,202
Construction Materials — 0.1%
James Hardie Industries PLC(1)(2)	1,257	25,303
Knife River Corp.(1)	372	30,132
Vulcan Materials Co.	568	165,379
		220,814
Consumer Finance — 2.0%
Ally Financial, Inc.	12,098	496,623
American Express Co.	3,726	1,234,349
Bread Financial Holdings, Inc.	2,460	162,827
Capital One Financial Corp.	15,731	3,574,398
Credit Acceptance Corp.(1)	110	56,620
Encore Capital Group, Inc.(1)	1,519	63,555
Enova International, Inc.(1)	656	79,573
Green Dot Corp., Class A(1)	1,376	19,154
LendingClub Corp.(1)	4,550	78,169
Navient Corp.	4,871	66,782
Nelnet, Inc., Class A	300	38,583
OneMain Holdings, Inc.	5,113	316,290
PRA Group, Inc.(1)	656	11,211
PROG Holdings, Inc.	1,602	56,455
Regional Management Corp.	476	20,868
25

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
SLM Corp.	13,100	$409,768
SoFi Technologies, Inc.(1)	8,593	219,465
Synchrony Financial	16,698	1,274,725
World Acceptance Corp.(1)	116	19,886
		8,199,301
Consumer Staples Distribution & Retail — 2.9%
Andersons, Inc.	1,365	55,828
Chefs' Warehouse, Inc.(1)	577	36,432
Costco Wholesale Corp.	3,830	3,612,916
Dollar General Corp.	2,922	317,797
Dollar Tree, Inc.(1)	4,688	511,789
Kroger Co.	18,681	1,267,319
Natural Grocers by Vitamin Cottage, Inc.	1,127	43,333
PriceSmart, Inc.	1,043	111,872
SpartanNash Co.	1,818	48,722
Sprouts Farmers Market, Inc.(1)	6,251	878,516
Sysco Corp.	3,591	288,968
Target Corp.	9,081	871,594
U.S. Foods Holding Corp.(1)	42	3,259
United Natural Foods, Inc.(1)	3,470	98,132
Village Super Market, Inc., Class A	560	20,317
Walmart, Inc.	38,298	3,714,140
		11,880,934
Containers and Packaging — 0.5%
AptarGroup, Inc.	1,091	151,944
Ardagh Metal Packaging SA	1,717	6,336
Avery Dennison Corp.	705	121,013
Ball Corp.	6,018	316,787
Crown Holdings, Inc.	1,300	129,194
Graphic Packaging Holding Co.	10,689	238,044
Greif, Inc., Class A	1,097	71,645
Greif, Inc., Class B	116	7,920
Myers Industries, Inc.	16	268
Packaging Corp. of America	2,847	620,532
Sealed Air Corp.	2,677	86,922
Silgan Holdings, Inc.	288	13,513
Smurfit WestRock PLC	5,852	277,151
TriMas Corp.	428	16,551
		2,057,820
Distributors — 0.1%
Genuine Parts Co.	2,803	390,542
LKQ Corp.	1,454	47,429
Pool Corp.	521	161,880
		599,851
Diversified Consumer Services — 0.4%
ADT, Inc.	1,916	16,688
Adtalem Global Education, Inc.(1)	1,073	140,509
Bright Horizons Family Solutions, Inc.(1)	7	826
Frontdoor, Inc.(1)	1,016	61,722
Graham Holdings Co., Class B	144	156,391
Grand Canyon Education, Inc.(1)	1,476	297,517
H&R Block, Inc.	1,016	51,156
Laureate Education, Inc., Class A(1)	6,964	191,371
26

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Lincoln Educational Services Corp.(1)	1,186	$22,309
OneSpaWorld Holdings Ltd.	1,916	43,244
Perdoceo Education Corp.	3,883	127,130
Service Corp. International	2,557	202,642
Stride, Inc.(1)	1,314	214,432
Universal Technical Institute, Inc.(1)	2,653	70,543
		1,596,480
Diversified Telecommunication Services — 1.4%
AT&T, Inc.	103,212	3,023,079
Cogent Communications Holdings, Inc.	795	30,393
Frontier Communications Parent, Inc.(1)	10,345	383,593
GCI Liberty, Inc., Class A(1)	23	859
GCI Liberty, Inc., Class C(1)	175	6,412
Iridium Communications, Inc.	5,251	130,697
Shenandoah Telecommunications Co.	1,439	19,067
Verizon Communications, Inc.	53,133	2,350,072
		5,944,172
Electric Utilities — 0.2%
Edison International	6,297	353,451
Exelon Corp.	9,828	429,287
		782,738
Electrical Equipment — 0.8%
Acuity, Inc.	652	212,858
AMETEK, Inc.	1,281	236,729
Atkore, Inc.	2,378	138,376
Eaton Corp. PLC	1,289	450,041
Emerson Electric Co.	428	56,496
EnerSys	1,380	141,657
Fluence Energy, Inc.(1)(2)	2,724	20,158
Generac Holdings, Inc.(1)	953	176,543
Hubbell, Inc.	509	219,374
NEXTracker, Inc., Class A(1)	5,518	371,141
nVent Electric PLC	1,487	134,410
Regal Rexnord Corp.	73	10,901
Rockwell Automation, Inc.	268	92,039
Shoals Technologies Group, Inc., Class A(1)	4,450	28,969
Sunrun, Inc.(1)	1,196	19,100
Thermon Group Holdings, Inc.(1)	851	22,569
Vertiv Holdings Co., Class A	6,822	870,146
		3,201,507
Electronic Equipment, Instruments and Components — 1.7%
Advanced Energy Industries, Inc.	897	134,263
Amphenol Corp., Class A	4,338	472,235
Arrow Electronics, Inc.(1)	1,178	148,817
Avnet, Inc.	4,104	223,955
Badger Meter, Inc.	300	54,876
Bel Fuse, Inc., Class B	193	25,970
Belden, Inc.	378	49,216
Benchmark Electronics, Inc.	680	27,601
CDW Corp.	1,267	208,751
Cognex Corp.	866	38,052
Coherent Corp.(1)	175	15,832
Corning, Inc.	16,780	1,124,763
27

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
CTS Corp.	836	$35,522
ePlus, Inc.	423	30,612
Fabrinet(1)	700	231,903
Flex Ltd.(1)	16,324	875,293
Insight Enterprises, Inc.(1)	568	73,931
IPG Photonics Corp.(1)	489	40,010
Jabil, Inc.	5,401	1,106,287
Keysight Technologies, Inc.(1)	2,081	340,098
Kimball Electronics, Inc.(1)	478	13,800
Knowles Corp.(1)	1,556	33,221
Littelfuse, Inc.	347	90,161
Methode Electronics, Inc.	656	5,071
Novanta, Inc.(1)	80	9,313
OSI Systems, Inc.(1)	13	2,991
PC Connection, Inc.	296	19,006
Plexus Corp.(1)	1,272	174,277
Ralliant Corp.(1)	15	627
Sanmina Corp.(1)	1,290	151,601
ScanSource, Inc.(1)	656	28,634
TD SYNNEX Corp.	317	46,938
TE Connectivity PLC	2,947	608,555
Trimble, Inc.(1)	476	38,470
TTM Technologies, Inc.(1)	2,817	125,554
Vishay Intertechnology, Inc.	5,817	89,931
Vishay Precision Group, Inc.(1)	659	18,729
Vontier Corp.	1,494	64,107
Zebra Technologies Corp., Class A(1)	79	25,050
		6,804,023
Energy Equipment and Services — 0.0%
Geospace Technologies Corp.(1)	956	18,948
Entertainment — 1.0%
Electronic Arts, Inc.	1,858	319,483
IMAX Corp.(1)	1,902	54,321
Liberty Media Corp.-Liberty Live, Class C(1)	313	30,480
Live Nation Entertainment, Inc.(1)	927	154,336
Marcus Corp.	947	14,622
Netflix, Inc.(1)	1,633	1,973,072
Roku, Inc.(1)	366	35,341
Sphere Entertainment Co.(1)(2)	476	21,567
Take-Two Interactive Software, Inc.(1)	3,189	743,898
TKO Group Holdings, Inc.	119	22,558
Walt Disney Co.	4,952	586,218
Warner Bros Discovery, Inc.(1)	12,930	150,505
		4,106,401
Financial Services — 2.7%
Apollo Global Management, Inc.	5,345	728,149
AvidXchange Holdings, Inc.(1)	1,016	10,099
Cannae Holdings, Inc.	1,556	29,097
Cass Information Systems, Inc.	476	20,525
Corpay, Inc.(1)	690	224,712
Enact Holdings, Inc.	836	31,475
Equitable Holdings, Inc.	16,728	890,933
Essent Group Ltd.	3,916	245,690
28

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Euronet Worldwide, Inc.(1)	532	$49,577
EVERTEC, Inc.	15	535
Federal Agricultural Mortgage Corp., Class C	384	80,475
Fidelity National Information Services, Inc.	202	14,102
Fiserv, Inc.(1)	1,305	180,325
Global Payments, Inc.	76	6,750
Jack Henry & Associates, Inc.	1,571	256,482
Marqeta, Inc., Class A(1)	117	745
Mastercard, Inc., Class A	4,944	2,943,114
MGIC Investment Corp.	11,577	322,188
NCR Atleos Corp.(1)	826	32,726
NMI Holdings, Inc., Class A(1)	4,114	161,886
Payoneer Global, Inc.(1)	5,767	40,081
PayPal Holdings, Inc.(1)	4,157	291,780
PennyMac Financial Services, Inc.	1,446	159,205
Radian Group, Inc.	6,651	231,987
Rocket Cos., Inc., Class A(2)	70	1,244
Shift4 Payments, Inc., Class A(1)(2)	372	33,640
Visa, Inc., Class A	10,789	3,795,354
Voya Financial, Inc.	3,637	273,102
Western Union Co.	6,971	60,439
WEX, Inc.(1)	307	52,604
		11,169,021
Food Products — 0.4%
Alico, Inc.	44	1,489
Archer-Daniels-Midland Co.	923	57,817
Bunge Global SA	4,288	361,135
Campbell's Co.	35	1,118
Darling Ingredients, Inc.(1)	3,795	128,878
Dole PLC	2,359	34,724
General Mills, Inc.	1,011	49,873
Hershey Co.	1,806	331,853
J.M. Smucker Co.	1,650	182,342
John B Sanfilippo & Son, Inc.	191	12,396
Kellanova	300	23,850
Lamb Weston Holdings, Inc.	1,821	104,762
Marzetti Co.	307	56,058
McCormick & Co., Inc.	41	2,885
Mondelez International, Inc., Class A	6,519	400,527
Vital Farms, Inc.(1)	714	36,478
WK Kellogg Co.	2,016	46,207
		1,832,392
Ground Transportation — 1.7%
ArcBest Corp.	1,333	98,322
Covenant Logistics Group, Inc.	740	17,856
CSX Corp.	37,516	1,219,645
Heartland Express, Inc.	1,376	11,820
JB Hunt Transport Services, Inc.	2,616	379,294
Knight-Swift Transportation Holdings, Inc.	2,215	97,238
Landstar System, Inc.	1,472	194,790
Lyft, Inc., Class A(1)	15,572	252,578
Marten Transport Ltd.	2,515	29,778
Norfolk Southern Corp.	3,457	967,891
29

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Old Dominion Freight Line, Inc.	4,016	$606,296
Ryder System, Inc.	2,412	452,298
Saia, Inc.(1)	899	266,518
Schneider National, Inc., Class B	2,468	61,009
Uber Technologies, Inc.(1)	5,998	562,312
U-Haul Holding Co.(1)(2)	153	8,805
U-Haul Holding Co.	2,013	105,159
Union Pacific Corp.	6,143	1,373,390
XPO, Inc.(1)	1,370	177,689
		6,882,688
Health Care Equipment and Supplies — 1.5%
Abbott Laboratories	7,090	940,559
Align Technology, Inc.(1)	737	104,625
Avanos Medical, Inc.(1)	656	7,833
Baxter International, Inc.	1,442	35,603
Becton Dickinson & Co.	807	155,735
Boston Scientific Corp.(1)	7,594	801,167
Cooper Cos., Inc.(1)	1,415	95,364
Dentsply Sirona, Inc.	2,328	33,290
Dexcom, Inc.(1)	5,046	380,166
Edwards Lifesciences Corp.(1)	4,686	381,159
GE HealthCare Technologies, Inc.	449	33,105
Globus Medical, Inc., Class A(1)	885	54,224
Haemonetics Corp.(1)	837	45,650
Hologic, Inc.(1)	1,695	113,768
IDEXX Laboratories, Inc.(1)	1,424	921,456
Inogen, Inc.(1)	66	527
Insulet Corp.(1)	116	39,426
Intuitive Surgical, Inc.(1)	1,222	578,367
Masimo Corp.(1)	148	20,677
Medtronic PLC	5,769	535,421
Merit Medical Systems, Inc.(1)	198	17,927
Neogen Corp.(1)	798	4,589
Novocure Ltd.(1)	7,273	89,676
OraSure Technologies, Inc.(1)	2,281	7,550
Penumbra, Inc.(1)	116	31,626
PROCEPT BioRobotics Corp.(1)	20	803
QuidelOrtho Corp.(1)	2,676	76,774
ResMed, Inc.	560	153,726
Stryker Corp.	1,084	424,288
Teleflex, Inc.	308	38,934
UFP Technologies, Inc.(1)	42	8,827
Zimmer Biomet Holdings, Inc.	1,847	195,967
Zimvie, Inc.(1)	1,171	22,109
		6,350,918
Health Care Providers and Services — 1.5%
Acadia Healthcare Co., Inc.(1)	853	19,585
AMN Healthcare Services, Inc.(1)	1,574	32,708
Cardinal Health, Inc.	2,831	421,196
Castle Biosciences, Inc.(1)	190	4,562
Cencora, Inc.	2,071	603,924
Centene Corp.(1)	8,907	258,659
Chemed Corp.	131	59,992
30

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Cigna Group	870	$261,757
CorVel Corp.(1)	799	71,151
Cross Country Healthcare, Inc.(1)	1,321	17,675
CVS Health Corp.	2,374	173,658
DaVita, Inc.(1)	497	68,467
Elevance Health, Inc.	2,250	716,963
Encompass Health Corp.	1,387	168,881
Ensign Group, Inc.	1,695	291,167
Fulgent Genetics, Inc.(1)	519	11,506
Guardant Health, Inc.(1)	12	809
HCA Healthcare, Inc.	709	286,408
HealthEquity, Inc.(1)	874	78,074
Henry Schein, Inc.(1)	22	1,531
Hims & Hers Health, Inc.(1)(2)	24	1,016
Humana, Inc.	1,117	339,188
Labcorp Holdings, Inc.	1,316	365,835
McKesson Corp.	705	484,081
Molina Healthcare, Inc.(1)	1,998	361,298
National Research Corp.	476	6,992
NeoGenomics, Inc.(1)	814	7,147
Nutex Health, Inc.(1)(2)	212	17,764
Owens & Minor, Inc.(1)	2,504	12,270
Premier, Inc., Class A	3,429	88,811
Quest Diagnostics, Inc.	10	1,816
UnitedHealth Group, Inc.	2,593	803,493
		6,038,384
Health Care Technology — 0.0%
Doximity, Inc., Class A(1)	13	883
Health Catalyst, Inc.(1)	1,134	3,844
Teladoc Health, Inc.(1)	476	3,680
Veeva Systems, Inc., Class A(1)	677	182,248
		190,655
Hotels, Restaurants and Leisure — 1.3%
Airbnb, Inc., Class A(1)	1,233	160,943
Aramark	656	25,656
Bloomin' Brands, Inc.	3,190	23,446
Booking Holdings, Inc.	234	1,310,178
Chipotle Mexican Grill, Inc.(1)	20,490	863,449
Choice Hotels International, Inc.	1,062	126,994
Cracker Barrel Old Country Store, Inc.(2)	1,031	61,674
Darden Restaurants, Inc.	2,910	602,195
Dave & Buster's Entertainment, Inc.(1)	656	16,840
DoorDash, Inc., Class A(1)	891	218,518
Hilton Grand Vacations, Inc.(1)	199	9,456
McDonald's Corp.	2,252	706,092
Papa John's International, Inc.	2	97
Planet Fitness, Inc., Class A(1)	442	46,322
Potbelly Corp.(1)	1,189	15,386
Pursuit Attractions & Hospitality, Inc.(1)	7	261
Sabre Corp.(1)	324	580
Starbucks Corp.	2,631	232,028
Texas Roadhouse, Inc.	2,805	484,003
Travel & Leisure Co.	571	36,093
31

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Vail Resorts, Inc.	137	$22,441
Wendy's Co.	2,488	26,398
Wingstop, Inc.	137	44,952
Wyndham Hotels & Resorts, Inc.	835	72,319
Yum! Brands, Inc.	1,299	190,914
		5,297,235
Household Durables — 1.6%
Beazer Homes USA, Inc.(1)	1,275	32,079
Cavco Industries, Inc.(1)	197	104,506
Century Communities, Inc.	1,257	82,811
Champion Homes, Inc.(1)	1,711	129,112
DR Horton, Inc.	4,581	776,388
Dream Finders Homes, Inc., Class A(1)(2)	15	417
Ethan Allen Interiors, Inc.	1,016	29,982
Garmin Ltd.	2,670	645,659
Green Brick Partners, Inc.(1)	1,311	91,560
Helen of Troy Ltd.(1)	685	16,817
Hovnanian Enterprises, Inc., Class A(1)	296	41,547
Installed Building Products, Inc.	863	225,951
KB Home	2,762	175,525
La-Z-Boy, Inc.	2,091	77,304
Leggett & Platt, Inc.	21	202
Lennar Corp., B Shares	433	55,069
Lennar Corp., Class A	5,248	698,719
LGI Homes, Inc.(1)	116	7,182
Lovesac Co.(1)(2)	1,148	21,961
M/I Homes, Inc.(1)	1,408	207,342
Meritage Homes Corp.	2,985	231,905
Mohawk Industries, Inc.(1)	670	88,902
NVR, Inc.(1)	67	543,883
PulteGroup, Inc.	7,956	1,050,351
Sonos, Inc.(1)	3,355	46,702
Taylor Morrison Home Corp.(1)	5,147	346,753
Toll Brothers, Inc.	3,461	481,079
TopBuild Corp.(1)	116	48,808
Tri Pointe Homes, Inc.(1)	4,723	166,864
Whirlpool Corp.	101	9,408
		6,434,788
Household Products — 0.9%
Central Garden & Pet Co.(1)	394	14,353
Central Garden & Pet Co., Class A(1)	2,267	74,879
Church & Dwight Co., Inc.	2,638	245,756
Clorox Co.	1,994	235,691
Colgate-Palmolive Co.	10,063	845,996
Energizer Holdings, Inc.	451	12,430
Kimberly-Clark Corp.	5,205	672,174
Oil-Dri Corp. of America	14	831
Procter & Gamble Co.	8,748	1,373,786
Spectrum Brands Holdings, Inc.	577	32,883
		3,508,779
Independent Power and Renewable Electricity Producers — 0.0%
Ormat Technologies, Inc.	1,034	95,014
32

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Insurance — 4.8%
Aflac, Inc.	11,212	$1,198,114
Allstate Corp.	4,147	843,707
American Financial Group, Inc.	2,261	307,179
American International Group, Inc.	12,482	1,015,036
AMERISAFE, Inc.	476	21,982
Aon PLC, Class A	1,140	418,380
Arch Capital Group Ltd.	9,342	855,073
Arthur J Gallagher & Co.	1,114	337,264
Assurant, Inc.	1,136	244,933
Assured Guaranty Ltd.	1,851	152,152
Axis Capital Holdings Ltd.	3,969	391,264
Brighthouse Financial, Inc.(1)	2,884	136,298
Brown & Brown, Inc.	15	1,454
Chubb Ltd.	3,846	1,057,919
Cincinnati Financial Corp.	2,620	402,432
CNA Financial Corp.	476	23,586
CNO Financial Group, Inc.	3,847	151,841
Erie Indemnity Co., Class A	484	171,520
Everest Group Ltd.	1,092	373,333
Fidelity National Financial, Inc.	4,468	267,499
First American Financial Corp.	3,203	211,398
Genworth Financial, Inc., Class A(1)	16,125	138,191
Globe Life, Inc.	2,840	397,458
Hanover Insurance Group, Inc.	1,092	189,440
Hartford Insurance Group, Inc.	9,310	1,231,806
Hippo Holdings, Inc.(1)	307	10,380
Horace Mann Educators Corp.	1,196	54,992
Kemper Corp.	656	35,194
Kinsale Capital Group, Inc.	514	235,129
Lincoln National Corp.	3,336	143,214
Markel Group, Inc.(1)	140	274,268
Marsh & McLennan Cos., Inc.	2,059	423,763
Mercury General Corp.	656	50,728
MetLife, Inc.	10,003	813,844
Old Republic International Corp.	9,641	385,351
Oscar Health, Inc., Class A(1)(2)	2,785	46,398
Primerica, Inc.	1,652	444,950
Principal Financial Group, Inc.	6,833	550,125
Progressive Corp.	6,100	1,507,066
Prudential Financial, Inc.	5,403	592,493
Reinsurance Group of America, Inc.	2,230	434,382
RenaissanceRe Holdings Ltd.	1,143	277,738
RLI Corp.	1,436	97,260
Selective Insurance Group, Inc.	1,877	146,838
SiriusPoint Ltd.(1)	5,237	98,037
Skyward Specialty Insurance Group, Inc.(1)	976	47,141
Stewart Information Services Corp.	964	70,218
Travelers Cos., Inc.	5,350	1,452,579
United Fire Group, Inc.	195	5,994
Unum Group	5,764	402,673
W.R. Berkley Corp.	7,095	508,641
33

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
White Mountains Insurance Group Ltd.	93	$170,207
Willis Towers Watson PLC	81	26,470
		19,845,332
Interactive Media and Services — 7.1%
Alphabet, Inc., Class A	39,312	8,369,918
Alphabet, Inc., Class C	31,739	6,777,229
Cargurus, Inc.(1)	5,018	173,623
Cars.com, Inc.(1)	3,736	48,755
EverQuote, Inc., Class A(1)	1,027	23,878
Match Group, Inc.	1,563	58,362
Meta Platforms, Inc., Class A	18,428	13,612,764
Pinterest, Inc., Class A(1)	2,692	98,608
Snap, Inc., Class A(1)	1,203	8,589
Taboola.com Ltd.(1)	6,524	21,790
Yelp, Inc.(1)	2,592	81,959
Ziff Davis, Inc.(1)	476	18,188
		29,293,663
IT Services — 1.0%
Accenture PLC, Class A	3,409	886,238
Akamai Technologies, Inc.(1)	2,319	183,502
Amdocs Ltd.	1,682	143,929
Cloudflare, Inc., Class A(1)	300	62,613
Cognizant Technology Solutions Corp., Class A	5,935	428,804
DXC Technology Co.(1)	8,770	126,726
EPAM Systems, Inc.(1)	205	36,154
Gartner, Inc.(1)	900	226,071
Globant SA(1)	193	12,981
GoDaddy, Inc., Class A(1)	2,611	387,237
Hackett Group, Inc.	836	17,406
International Business Machines Corp.	3,590	874,129
Kyndryl Holdings, Inc.(1)	9,383	298,286
MongoDB, Inc.(1)	78	24,618
Okta, Inc.(1)	96	8,906
Snowflake, Inc., Class A(1)	838	199,997
Twilio, Inc., Class A(1)	530	55,973
VeriSign, Inc.	404	110,441
		4,084,011
Leisure Products — 0.2%
Acushnet Holdings Corp.	1,208	92,593
Brunswick Corp.	3,009	191,342
Funko, Inc., Class A(1)(2)	28	97
Hasbro, Inc.	260	21,104
JAKKS Pacific, Inc.	417	7,410
Malibu Boats, Inc., Class A(1)	853	28,320
MasterCraft Boat Holdings, Inc.(1)	836	18,342
Mattel, Inc.(1)	12,695	232,319
Polaris, Inc.	1,474	83,399
Topgolf Callaway Brands Corp.(1)	3,826	36,577
YETI Holdings, Inc.(1)	3,809	133,924
		845,427
Life Sciences Tools and Services — 0.5%
10X Genomics, Inc., Class A(1)	2	28
Adaptive Biotechnologies Corp.(1)	15	198
34

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Agilent Technologies, Inc.	1,477	$185,600
Avantor, Inc.(1)	1,349	18,171
Azenta, Inc.(1)	1,196	36,526
Bio-Rad Laboratories, Inc., Class A(1)	126	37,533
Bio-Techne Corp.	753	41,136
Bruker Corp.	1,202	40,844
Charles River Laboratories International, Inc.(1)	188	30,702
Danaher Corp.	1,879	386,736
Illumina, Inc.(1)	85	8,497
IQVIA Holdings, Inc.(1)	510	97,313
Medpace Holdings, Inc.(1)	330	156,918
Mettler-Toledo International, Inc.(1)	86	111,889
OmniAb, Inc.(1)	47	—
OmniAb, Inc.(1)	47	—
Repligen Corp.(1)	116	14,189
Revvity, Inc.	296	26,673
Thermo Fisher Scientific, Inc.	875	431,130
Waters Corp.(1)	785	236,913
West Pharmaceutical Services, Inc.	726	179,286
		2,040,282
Machinery — 2.5%
Aebi Schmidt Holding AG	15	184
AGCO Corp.	1,844	199,502
Alamo Group, Inc.	209	44,195
Albany International Corp., Class A	775	49,220
Allison Transmission Holdings, Inc.	1,483	129,481
Astec Industries, Inc.	391	18,099
Atmus Filtration Technologies, Inc.	2,834	126,170
Caterpillar, Inc.	2,601	1,089,923
Crane Co.	248	45,954
Cummins, Inc.	3,135	1,249,109
Deere & Co.	4,283	2,050,015
Donaldson Co., Inc.	3,711	295,655
Dover Corp.	494	88,357
Enerpac Tool Group Corp.	1,006	42,594
Enpro, Inc.	7	1,531
Fortive Corp.	46	2,202
Franklin Electric Co., Inc.	1,317	128,882
Gates Industrial Corp. PLC(1)	1,328	33,944
Graco, Inc.	3,236	276,322
Graham Corp.(1)	587	28,792
Greenbrier Cos., Inc.	639	29,797
Hillman Solutions Corp.(1)	2,801	27,674
IDEX Corp.	283	46,554
Illinois Tool Works, Inc.	2,260	598,109
Ingersoll Rand, Inc.	603	47,896
ITT, Inc.	1,477	251,459
JBT Marel Corp.	465	66,630
Kadant, Inc.	94	30,388
Kennametal, Inc.	2,882	61,761
Lincoln Electric Holdings, Inc.	1,856	450,321
Lindsay Corp.	424	58,186
Middleby Corp.(1)	64	8,758
35

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Mueller Industries, Inc.	5,328	$511,168
Mueller Water Products, Inc., Class A	416	10,966
Nordson Corp.	33	7,428
Oshkosh Corp.	2,314	322,502
Otis Worldwide Corp.	1,458	125,942
PACCAR, Inc.	2,894	289,342
Parker-Hannifin Corp.	349	265,013
Pentair PLC	56	6,022
REV Group, Inc.	41	2,182
Snap-on, Inc.	168	54,640
Standex International Corp.	55	11,224
Stanley Black & Decker, Inc.	476	35,362
Tennant Co.	740	60,710
Terex Corp.	3,086	154,115
Timken Co.	1,514	116,926
Titan International, Inc.(1)	2,189	19,307
Toro Co.	2,658	215,458
Trinity Industries, Inc.	1,440	40,925
Wabash National Corp.	1,795	19,907
Watts Water Technologies, Inc., Class A	307	85,008
Westinghouse Air Brake Technologies Corp.	1,271	245,939
Worthington Enterprises, Inc.	1,095	72,051
Xylem, Inc.	1,383	195,778
		10,445,579
Marine Transportation — 0.0%
Costamare, Inc.	1,556	17,801
Matson, Inc.	1,598	166,272
Safe Bulkers, Inc.(2)	3,896	16,558
		200,631
Media — 0.8%
Altice USA, Inc., Class A(1)(2)	8	19
Cable One, Inc.	207	33,426
Charter Communications, Inc., Class A(1)	344	91,360
Comcast Corp., Class A	42,245	1,435,063
EchoStar Corp., Class A(1)	5,743	354,860
Entravision Communications Corp., Class A	128	332
Fox Corp., Class A	7,732	461,600
Fox Corp., Class B	3,268	178,269
Ibotta, Inc., Class A(1)	28	754
Interpublic Group of Cos., Inc.	186	4,992
John Wiley & Sons, Inc., Class A	196	7,954
Liberty Broadband Corp., Class A(1)	116	7,038
Liberty Broadband Corp., Class C(1)	918	55,870
New York Times Co., Class A	2,257	135,059
News Corp., Class A	5,939	174,666
News Corp., Class B	1,556	52,702
Nexstar Media Group, Inc., Class A	308	62,995
Omnicom Group, Inc.	107	8,381
Paramount Skydance Corp., Class B(1)	5,523	81,188
PubMatic, Inc., Class A(1)	1,016	8,809
Scholastic Corp.	1,305	33,486
Sirius XM Holdings, Inc.	2	47
Thryv Holdings, Inc.(1)	656	8,436
36

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Trade Desk, Inc., Class A(1)	1,387	$75,813
WideOpenWest, Inc.(1)	3,091	15,733
		3,288,852
Metals and Mining — 0.6%
Commercial Metals Co.	4,723	272,375
Kaiser Aluminum Corp.	310	24,140
Newmont Corp.	10,059	748,389
Nucor Corp.	4,705	699,775
Reliance, Inc.	1,570	464,186
Royal Gold, Inc.	1,271	228,246
Ryerson Holding Corp.	1,252	28,546
Steel Dynamics, Inc.	449	58,783
Worthington Steel, Inc.	1,863	62,038
		2,586,478
Oil, Gas and Consumable Fuels — 0.0%
DHT Holdings, Inc.	4,760	55,787
Epsilon Energy Ltd.	327	1,916
Evolution Petroleum Corp.	26	134
Teekay Tankers Ltd., Class A	157	7,720
		65,557
Paper and Forest Products — 0.1%
Louisiana-Pacific Corp.	3,792	360,657
Mercer International, Inc.	2,096	6,980
Sylvamo Corp.	1,906	87,924
		455,561
Personal Care Products — 0.2%
Edgewell Personal Care Co.	476	11,434
Estee Lauder Cos., Inc., Class A	1,397	128,147
Kenvue, Inc.	22,519	466,368
Nu Skin Enterprises, Inc., Class A	1,031	12,547
USANA Health Sciences, Inc.(1)	247	7,882
		626,378
Pharmaceuticals — 2.7%
Arvinas, Inc.(1)	1,599	12,360
Bristol-Myers Squibb Co.	19,231	907,319
Collegium Pharmaceutical, Inc.(1)	1,584	61,459
Corcept Therapeutics, Inc.(1)	1,140	79,481
Elanco Animal Health, Inc.(1)	3,479	63,840
Eli Lilly & Co.	3,146	2,304,697
Innoviva, Inc.(1)	2,573	52,566
Jazz Pharmaceuticals PLC(1)	1,823	232,888
Johnson & Johnson	16,237	2,876,709
Ligand Pharmaceuticals, Inc.(1)	388	62,744
Maze Therapeutics, Inc.(1)	1,499	21,721
Merck & Co., Inc.	24,560	2,065,987
Pacira BioSciences, Inc.(1)	2,126	56,700
Pfizer, Inc.	30,878	764,539
Royalty Pharma PLC, Class A	3,786	136,220
Supernus Pharmaceuticals, Inc.(1)	1,229	55,452
Theravance Biopharma, Inc.(1)	1,561	21,667
Viatris, Inc.	43,864	462,765
Zoetis, Inc.	6,449	1,008,624
		11,247,738
37

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Professional Services — 1.3%
Alight, Inc., Class A	11,130	$43,184
Amentum Holdings, Inc.(1)	244	6,088
Automatic Data Processing, Inc.	6,344	1,928,893
Barrett Business Services, Inc.	980	47,824
Booz Allen Hamilton Holding Corp.	1,278	138,944
Broadridge Financial Solutions, Inc.	889	227,246
CACI International, Inc., Class A(1)	3	1,439
Clarivate PLC(1)	3,778	16,434
Concentrix Corp.	20	1,055
Conduent, Inc.(1)	8,010	22,268
CRA International, Inc.	306	59,291
CSG Systems International, Inc.	1,448	92,904
Equifax, Inc.	121	29,802
ExlService Holdings, Inc.(1)	1,736	76,002
Exponent, Inc.	393	28,052
Franklin Covey Co.(1)	476	9,311
FTI Consulting, Inc.(1)	116	19,562
Genpact Ltd.	1,273	57,718
Heidrick & Struggles International, Inc.	1,108	56,298
IBEX Holdings Ltd.(1)	21	620
Insperity, Inc.	1,844	101,826
Jacobs Solutions, Inc.	54	7,896
KBR, Inc.	657	33,152
Kelly Services, Inc., Class A	1,016	14,458
Kforce, Inc.	1,071	34,915
Korn Ferry	1,840	136,418
Leidos Holdings, Inc.	271	49,029
ManpowerGroup, Inc.	1,417	60,081
Parsons Corp.(1)	476	38,128
Paychex, Inc.	4,916	685,561
Paycom Software, Inc.	1,617	367,302
Paylocity Holding Corp.(1)	162	29,035
RCM Technologies, Inc.(1)	11	298
Resources Connection, Inc.	477	2,438
Robert Half, Inc.	4,339	161,932
Science Applications International Corp.	47	5,532
SS&C Technologies Holdings, Inc.	33	2,926
TransUnion	251	22,188
TriNet Group, Inc.	639	46,276
TrueBlue, Inc.(1)	1,556	9,289
Upwork, Inc.(1)	4,619	71,086
Verisk Analytics, Inc.	1,859	498,435
		5,241,136
Real Estate Management and Development — 0.4%
Anywhere Real Estate, Inc.(1)	2	12
CBRE Group, Inc., Class A(1)	3,624	587,523
CoStar Group, Inc.(1)	1,661	148,643
Cushman & Wakefield PLC(1)	1,765	27,834
Forestar Group, Inc.(1)	1,016	28,113
FRP Holdings, Inc.(1)	22	565
Howard Hughes Holdings, Inc.(1)	815	62,160
Jones Lang LaSalle, Inc.(1)	1,141	348,655
38

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Kennedy-Wilson Holdings, Inc.	4,000	$35,200
Marcus & Millichap, Inc.	1,376	44,844
Newmark Group, Inc., Class A	3,338	60,785
RE/MAX Holdings, Inc., Class A(1)	836	7,875
Seaport Entertainment Group, Inc.(1)(2)	197	4,917
Tejon Ranch Co.(1)	477	8,305
Zillow Group, Inc., Class A(1)	572	46,606
Zillow Group, Inc., Class C(1)	2,770	233,539
		1,645,576
Semiconductors and Semiconductor Equipment — 10.5%
Advanced Micro Devices, Inc.(1)	11,371	1,849,266
Allegro MicroSystems, Inc.(1)	836	25,791
Amkor Technology, Inc.	2,331	56,387
Analog Devices, Inc.	2,230	560,421
Applied Materials, Inc.	12,191	1,959,825
Axcelis Technologies, Inc.(1)	1,189	95,168
Broadcom, Inc.	20,040	5,959,696
CEVA, Inc.(1)	190	4,222
Cirrus Logic, Inc.(1)	933	106,539
Cohu, Inc.(1)	1,110	22,089
Enphase Energy, Inc.(1)	1,114	41,998
Entegris, Inc.	201	16,832
First Solar, Inc.(1)	900	175,671
FormFactor, Inc.(1)	1,218	35,553
GLOBALFOUNDRIES, Inc.(1)	760	25,376
Intel Corp.(1)	28,867	702,911
KLA Corp.	2,313	2,016,936
Kulicke & Soffa Industries, Inc.	2,334	87,525
Lam Research Corp.	22,775	2,280,916
Lattice Semiconductor Corp.(1)	670	44,475
Marvell Technology, Inc.	3,316	208,460
Micron Technology, Inc.	16,661	1,982,826
MKS, Inc.	567	58,594
Monolithic Power Systems, Inc.	141	117,842
NVIDIA Corp.	113,589	19,784,932
NXP Semiconductors NV	1,410	331,138
ON Semiconductor Corp.(1)	8,539	423,449
Onto Innovation, Inc.(1)	784	83,104
Photronics, Inc.(1)	3,299	74,788
Qorvo, Inc.(1)	840	76,188
QUALCOMM, Inc.	10,153	1,631,892
Rambus, Inc.(1)	1,632	120,393
Semtech Corp.(1)	36	2,091
Skyworks Solutions, Inc.	1,577	118,180
SolarEdge Technologies, Inc.(1)	308	10,417
Synaptics, Inc.(1)	748	52,255
Teradyne, Inc.	4,198	496,371
Texas Instruments, Inc.	8,069	1,633,811
Ultra Clean Holdings, Inc.(1)	1,818	43,668
Universal Display Corp.	323	44,765
Veeco Instruments, Inc.(1)	836	20,499
		43,383,260
39

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Software — 7.8%
A10 Networks, Inc.	1,924	$34,074
ACI Worldwide, Inc.(1)	656	32,374
Adeia, Inc.	945	14,213
Adobe, Inc.(1)	1,268	452,296
Autodesk, Inc.(1)	1,272	400,298
Bentley Systems, Inc., Class B	212	11,798
Bill Holdings, Inc.(1)	11	511
Box, Inc., Class A(1)	1,256	40,983
C3.ai, Inc., Class A(1)(2)	599	10,129
Cadence Design Systems, Inc.(1)	1,883	659,860
Commvault Systems, Inc.(1)	323	60,286
Consensus Cloud Solutions, Inc.(1)	11	292
CoreCard Corp.(1)(2)	16	443
Crowdstrike Holdings, Inc., Class A(1)	900	381,330
Daily Journal Corp.(1)	1	467
Datadog, Inc., Class A(1)	661	90,345
Docusign, Inc.(1)	1,664	127,562
Dolby Laboratories, Inc., Class A	670	48,026
Dropbox, Inc., Class A(1)	1,231	35,773
Dynatrace, Inc.(1)	476	24,086
Elastic NV(1)	55	4,678
Fair Isaac Corp.(1)	137	208,465
Fortinet, Inc.(1)	5,041	397,080
Gen Digital, Inc.	2,996	90,479
HubSpot, Inc.(1)	5	2,416
InterDigital, Inc.	1,616	439,083
Intuit, Inc.	728	485,576
JFrog Ltd.(1)	36	1,777
LiveRamp Holdings, Inc.(1)	476	13,290
Manhattan Associates, Inc.(1)	712	153,393
MARA Holdings, Inc.(1)(2)	1,266	20,231
Microsoft Corp.	44,875	22,737,714
Nutanix, Inc., Class A(1)	836	56,187
Olo, Inc., Class A(1)	2	20
Oracle Corp.	4,325	978,012
Palantir Technologies, Inc., Class A(1)	4,459	698,770
Palo Alto Networks, Inc.(1)	6,621	1,261,433
Progress Software Corp.(1)	534	24,719
PTC, Inc.(1)	52	11,102
Qualys, Inc.(1)	739	100,364
Rapid7, Inc.(1)	35	725
Roper Technologies, Inc.	161	84,736
Salesforce, Inc.	1,668	427,425
ServiceNow, Inc.(1)	719	659,654
SPS Commerce, Inc.(1)	127	14,008
Synopsys, Inc.(1)	592	357,284
Teradata Corp.(1)	1,232	25,847
Tyler Technologies, Inc.(1)	132	74,300
Unity Software, Inc.(1)	20	788
Workday, Inc., Class A(1)	525	121,180
Xperi, Inc.(1)	592	3,552
40

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Zoom Communications, Inc., Class A(1)	935	$76,128
Zscaler, Inc.(1)	116	32,138
		31,987,700
Specialty Retail — 3.7%
1-800-Flowers.com, Inc., Class A(1)(2)	1,438	8,053
Abercrombie & Fitch Co., Class A(1)	2,994	280,029
Advance Auto Parts, Inc.	2,234	136,252
American Eagle Outfitters, Inc.	8,657	112,022
Arhaus, Inc.(1)	2,937	34,451
Asbury Automotive Group, Inc.(1)	786	197,710
AutoNation, Inc.	1,804	395,220
AutoZone, Inc.(1)	43	180,537
Bath & Body Works, Inc.	1,196	34,935
Best Buy Co., Inc.	6,100	449,204
Boot Barn Holdings, Inc.(1)	1,020	181,325
Buckle, Inc.	1,545	87,432
Build-A-Bear Workshop, Inc.	1,207	73,398
Burlington Stores, Inc.(1)	2,214	643,566
Caleres, Inc.(2)	1,916	28,740
CarMax, Inc.	5,103	313,069
Carvana Co.(1)	672	249,930
Cato Corp., Class A	45	185
Chewy, Inc., Class A(1)	1,016	41,615
Dick's Sporting Goods, Inc.	1,921	408,789
Five Below, Inc.(1)	1,692	245,509
Floor & Decor Holdings, Inc., Class A(1)	2,374	194,478
Foot Locker, Inc.(1)	3,397	83,906
GameStop Corp., Class A(1)	3,825	85,718
Gap, Inc.	12,870	283,269
Genesco, Inc.(1)	656	20,979
Guess?, Inc.	1,916	32,208
Haverty Furniture Cos., Inc.	656	14,793
Home Depot, Inc.	4,487	1,825,177
Lithia Motors, Inc.	994	334,660
Lowe's Cos., Inc.	1,916	494,443
MarineMax, Inc.(1)	1,016	26,772
National Vision Holdings, Inc.(1)	476	10,919
ODP Corp.(1)	1,681	34,057
O'Reilly Automotive, Inc.(1)	4,793	496,938
Penske Automotive Group, Inc.	1,077	198,610
PetMed Express, Inc.(1)(2)	18	55
Revolve Group, Inc.(1)	3	67
RH(1)	373	84,175
Ross Stores, Inc.	7,234	1,064,555
Sally Beauty Holdings, Inc.(1)	2,015	27,928
Shoe Carnival, Inc.	656	13,710
Signet Jewelers Ltd.	2,614	230,163
Sonic Automotive, Inc., Class A	854	70,190
TJX Cos., Inc.	18,332	2,504,334
Tractor Supply Co.	16,066	992,236
Ulta Beauty, Inc.(1)	1,682	828,772
Upbound Group, Inc.	1,120	28,459
Urban Outfitters, Inc.(1)	2,669	179,037
41

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Victoria's Secret & Co.(1)	4,451	$102,462
Wayfair, Inc., Class A(1)	852	63,559
Williams-Sonoma, Inc.	5,183	975,389
Zumiez, Inc.(1)	836	14,371
		15,418,360
Technology Hardware, Storage and Peripherals — 5.7%
Apple, Inc.	91,349	21,205,757
Dell Technologies, Inc., Class C	2,490	304,153
Eastman Kodak Co.(1)	370	2,183
Hewlett Packard Enterprise Co.	12,240	276,257
HP, Inc.	4,406	125,747
Immersion Corp.	1,412	9,969
NetApp, Inc.	2,899	326,978
Pure Storage, Inc., Class A(1)	1,454	112,845
Sandisk Corp.(1)	953	50,004
Seagate Technology Holdings PLC	1,923	321,910
Super Micro Computer, Inc.(1)(2)	8,883	369,000
Western Digital Corp.	3,027	243,189
		23,347,992
Textiles, Apparel and Luxury Goods — 1.3%
Capri Holdings Ltd.(1)	6,076	125,105
Carter's, Inc.	1,564	44,668
Columbia Sportswear Co.	1,021	56,890
Crocs, Inc.(1)	1,182	103,071
Deckers Outdoor Corp.(1)	4,924	589,058
G-III Apparel Group Ltd.(1)	2,081	56,187
Hanesbrands, Inc.(1)	4,784	30,187
Kontoor Brands, Inc.	2,397	185,168
Levi Strauss & Co., Class A	2,584	57,804
Lululemon Athletica, Inc.(1)	2,424	490,133
Movado Group, Inc.	656	11,985
NIKE, Inc., Class B	18,025	1,394,594
Oxford Industries, Inc.	850	37,443
PVH Corp.	1,772	149,415
Ralph Lauren Corp.	1,663	493,795
Skechers USA, Inc., Class A(1)	4,736	298,747
Steven Madden Ltd.	3,308	96,064
Tapestry, Inc.	9,472	964,439
Under Armour, Inc., Class A(1)	5,586	27,930
Under Armour, Inc., Class C(1)	3,536	17,397
VF Corp.	17,541	265,395
		5,495,475
Trading Companies and Distributors — 1.4%
Air Lease Corp.	4,381	263,780
Applied Industrial Technologies, Inc.	712	187,669
BlueLinx Holdings, Inc.(1)	647	53,449
Boise Cascade Co.	2,421	210,627
Core & Main, Inc., Class A(1)	1,560	100,963
DNOW, Inc.(1)	4,439	71,024
Fastenal Co.	21,611	1,073,202
FTAI Aviation Ltd.	347	53,386
GATX Corp.	175	29,454
GMS, Inc.(1)	1,788	196,555
42

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Herc Holdings, Inc.	1,846	$241,438
Hudson Technologies, Inc.(1)	1,740	17,679
McGrath RentCorp	840	102,052
MRC Global, Inc.(1)	3,715	56,022
MSC Industrial Direct Co., Inc., Class A	890	80,305
Rush Enterprises, Inc., Class A	2,268	130,183
Rush Enterprises, Inc., Class B	774	44,923
SiteOne Landscape Supply, Inc.(1)	308	44,118
Titan Machinery, Inc.(1)	1,016	20,320
United Rentals, Inc.	1,315	1,257,587
Watsco, Inc.	339	136,407
WESCO International, Inc.	1,324	291,068
WW Grainger, Inc.	1,108	1,122,958
		5,785,169
Water Utilities — 0.0%
American Water Works Co., Inc.	382	54,821
California Water Service Group	801	37,591
		92,412
Wireless Telecommunication Services — 0.5%
Gogo, Inc.(1)	1,905	20,917
T-Mobile U.S., Inc.	8,118	2,045,655
		2,066,572
TOTAL COMMON STOCKS (Cost $309,911,841)		411,253,488
RIGHTS — 0.0%
Biotechnology — 0.0%
Blueprint Medicines Corp.(1)	16	7
Mirati Therapeutics, Inc.(1)	384	269
Verve Therapeutics, Inc.(1)	6	4
		280
Consumer Staples Distribution & Retail — 0.0%
Walgreens Boots Alliance, Inc.(1)	2,724	1,444
Health Care Equipment and Supplies — 0.0%
ABIOMED, Inc.(1)	112	114
Pharmaceuticals — 0.0%
Concert Pharmaceuticals, Inc.(1)	70	26
TOTAL RIGHTS (Cost $1,864)		1,864
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	310,454	310,454
State Street Navigator Securities Lending Government Money Market Portfolio(3)	332,366	332,366
TOTAL SHORT-TERM INVESTMENTS (Cost $642,820)		642,820
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $310,556,525)		411,898,172
OTHER ASSETS AND LIABILITIES — 0.0%		8,836
TOTAL NET ASSETS — 100.0%		$411,907,008

43

Schedule of Investments - Avantis Responsible U.S. Equity ETF

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $682,567. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $715,969, which includes securities collateral of $383,603.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 1.

See Notes to Financial Statements.

44

Schedule of Investments - Avantis U.S. Equity ETF
AUGUST 31, 2025

	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 1.4%
AAR Corp.(1)	884	$66,883
AeroVironment, Inc.(1)	1,648	397,745
AerSale Corp.(1)	7,009	60,488
Archer Aviation, Inc., Class A(1)(2)	8,397	75,153
Astronics Corp.(1)	7,511	273,175
ATI, Inc.(1)	80,847	6,268,876
Axon Enterprise, Inc.(1)	2,540	1,898,117
Boeing Co.(1)	49,135	11,531,002
BWX Technologies, Inc.	43,379	7,029,133
Cadre Holdings, Inc.	522	16,083
Curtiss-Wright Corp.	5,357	2,561,450
Ducommun, Inc.(1)	2,227	203,147
General Dynamics Corp.	16,132	5,235,963
General Electric Co.	97,996	26,968,499
Hexcel Corp.	22,088	1,394,857
Howmet Aerospace, Inc.	29,296	5,100,434
Huntington Ingalls Industries, Inc.	13,162	3,564,138
Kratos Defense & Security Solutions, Inc.(1)	5,030	331,175
L3Harris Technologies, Inc.	1,789	496,662
Leonardo DRS, Inc.	7,294	303,868
Lockheed Martin Corp.	33,836	15,416,697
Mercury Systems, Inc.(1)	882	59,579
Moog, Inc., Class A	3,906	764,990
National Presto Industries, Inc.	775	81,235
Northrop Grumman Corp.	10,448	6,164,738
Park Aerospace Corp.	1,253	23,481
RTX Corp.	113,084	17,935,122
Textron, Inc.	54,124	4,338,580
TransDigm Group, Inc.	4,304	6,020,780
VSE Corp.	1,422	230,933
Woodward, Inc.	19,419	4,792,998
		129,605,981
Air Freight and Logistics — 0.5%
CH Robinson Worldwide, Inc.	22,337	2,874,772
Expeditors International of Washington, Inc.	70,793	8,533,388
FedEx Corp.	76,282	17,626,482
Hub Group, Inc., Class A	25,287	946,239
Radiant Logistics, Inc.(1)	13,283	85,941
United Parcel Service, Inc., Class B	170,706	14,926,533
		44,993,355
Automobile Components — 0.4%
American Axle & Manufacturing Holdings, Inc.(1)	65,682	382,269
Aptiv PLC(1)	70,462	5,603,843
Autoliv, Inc.	44,781	5,555,979
BorgWarner, Inc.	119,894	5,126,667
Dana, Inc.	128,213	2,584,774
Dorman Products, Inc.(1)	12,843	2,077,869
Fox Factory Holding Corp.(1)	3,358	97,147
Gentex Corp.	74,146	2,076,830
Gentherm, Inc.(1)	13,995	514,596
45

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Goodyear Tire & Rubber Co.(1)	207,534	$1,759,888
LCI Industries	16,754	1,766,207
Lear Corp.	31,137	3,425,070
Mobileye Global, Inc., Class A(1)	370	5,184
Modine Manufacturing Co.(1)	23,153	3,151,818
Motorcar Parts of America, Inc.(1)	4,857	72,369
Patrick Industries, Inc.	18,828	2,105,912
Phinia, Inc.	26,640	1,557,907
QuantumScape Corp.(1)	37,980	301,181
Solid Power, Inc.(1)	3,222	13,951
Standard Motor Products, Inc.	10,903	423,145
Stoneridge, Inc.(1)	5,083	42,189
Strattec Security Corp.(1)	841	55,397
Visteon Corp.	15,163	1,879,606
XPEL, Inc.(1)	3,420	127,087
		40,706,885
Automobiles — 1.3%
Ford Motor Co.	1,562,659	18,392,496
General Motors Co.	447,047	26,192,484
Harley-Davidson, Inc.	66,748	1,943,702
Lucid Group, Inc.(1)(2)	77,610	153,668
Rivian Automotive, Inc., Class A(1)(2)	120,858	1,640,043
Tesla, Inc.(1)	200,711	67,011,382
Thor Industries, Inc.	27,147	2,975,311
Winnebago Industries, Inc.	11,128	400,385
		118,709,471
Banks — 5.6%
1st Source Corp.	5,829	375,504
ACNB Corp.	2,854	129,343
Amalgamated Financial Corp.	12,708	367,134
Amerant Bancorp, Inc.	10,090	216,935
Ameris Bancorp	22,309	1,634,804
Ames National Corp.	775	15,485
Arrow Financial Corp.	6,652	197,764
Associated Banc-Corp.	56,664	1,528,228
Atlantic Union Bankshares Corp.	40,114	1,433,273
Axos Financial, Inc.(1)	34,943	3,187,151
Banc of California, Inc.	50,179	849,029
BancFirst Corp.	5,435	722,692
Bancorp, Inc.(1)	32,884	2,507,076
Bank First Corp.	3,391	440,559
Bank of America Corp.	860,913	43,682,726
Bank of Hawaii Corp.	19,577	1,333,585
Bank of Marin Bancorp	3,688	90,504
Bank of NT Butterfield & Son Ltd.	34,654	1,563,588
Bank OZK	59,895	3,142,691
BankUnited, Inc.	30,454	1,193,492
Bankwell Financial Group, Inc.	1,020	43,126
Banner Corp.	12,375	829,496
Bar Harbor Bankshares	5,263	169,837
BayCom Corp.	535	16,189
BCB Bancorp, Inc.	4,574	40,709
Berkshire Hills Bancorp, Inc.	16,832	439,820
46

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Blue Foundry Bancorp(1)	5,221	$48,503
BOK Financial Corp.	6,207	691,522
Bridgewater Bancshares, Inc.(1)	8,610	141,032
Brookline Bancorp, Inc.	28,952	317,024
Burke & Herbert Financial Services Corp.	4,518	287,164
Business First Bancshares, Inc.	11,909	297,844
Byline Bancorp, Inc.	13,037	376,900
Cadence Bank	71,547	2,693,029
Camden National Corp.	4,803	196,395
Capital Bancorp, Inc.	2,458	83,547
Capital City Bank Group, Inc.	4,278	187,633
Carter Bankshares, Inc.(1)	8,717	169,633
Cathay General Bancorp	26,071	1,301,204
Central Pacific Financial Corp.	13,766	431,151
Chemung Financial Corp.	144	7,764
ChoiceOne Financial Services, Inc.	2,156	66,534
Citigroup, Inc.	315,933	30,509,650
Citizens & Northern Corp.	55	1,111
Citizens Financial Group, Inc.	125,235	6,547,286
Citizens Financial Services, Inc.	714	42,811
City Holding Co.	5,595	718,846
Civista Bancshares, Inc.	3,136	66,452
CNB Financial Corp.	8,109	213,348
Coastal Financial Corp.(1)	3,806	435,787
Columbia Banking System, Inc.	102,988	2,756,989
Columbia Financial, Inc.(1)	6,679	100,385
Comerica, Inc.	63,148	4,456,986
Commerce Bancshares, Inc.	48,193	2,985,074
Community Financial System, Inc.	12,501	748,685
Community Trust Bancorp, Inc.	5,915	345,554
Community West Bancshares	2,784	59,355
ConnectOne Bancorp, Inc.	19,312	494,387
Cullen/Frost Bankers, Inc.	23,754	3,064,979
Customers Bancorp, Inc.(1)	17,359	1,244,467
CVB Financial Corp.	44,281	891,377
Dime Community Bancshares, Inc.	16,380	503,849
Eagle Bancorp, Inc.	11,210	217,698
East West Bancorp, Inc.	71,118	7,477,347
Eastern Bankshares, Inc.	65,952	1,128,439
Enterprise Financial Services Corp.	14,963	916,334
Equity Bancshares, Inc., Class A	5,941	240,789
Esquire Financial Holdings, Inc.	4,324	424,184
Farmers & Merchants Bancorp, Inc.	1,027	27,174
Farmers National Banc Corp.	11,947	181,355
FB Bancorp, Inc.(1)	883	10,578
FB Financial Corp.	11,530	618,930
Fidelity D&D Bancorp, Inc.	132	5,762
Fifth Third Bancorp	235,074	10,759,337
Financial Institutions, Inc.	6,255	173,076
First BanCorp	102,751	2,284,155
First Bancorp, Inc.	582	15,819
First Bancorp/Southern Pines NC	12,689	692,693
First Bank	3,826	64,353
47

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
First Busey Corp.	27,680	$683,696
First Business Financial Services, Inc.	3,890	203,525
First Citizens BancShares, Inc., Class A	3,978	7,891,994
First Commonwealth Financial Corp.	39,208	695,942
First Community Bankshares, Inc.	4,066	154,427
First Financial Bancorp	27,524	728,836
First Financial Bankshares, Inc.	31,647	1,176,319
First Financial Corp.	4,126	243,434
First Foundation, Inc.(1)	15,159	90,196
First Hawaiian, Inc.	40,731	1,056,969
First Horizon Corp.	155,899	3,523,317
First Internet Bancorp	1,280	32,147
First Interstate BancSystem, Inc., Class A	31,279	1,023,449
First Merchants Corp.	18,964	787,385
First Mid Bancshares, Inc.	9,166	370,673
Firstsun Capital Bancorp(1)	955	36,300
Five Star Bancorp	4,399	144,155
Flagstar Financial, Inc.	66,670	854,709
Flushing Financial Corp.	10,183	140,118
FNB Corp.	118,967	1,985,559
FS Bancorp, Inc.	1,347	57,530
Fulton Financial Corp.	64,361	1,265,337
FVCBankcorp, Inc.	1,399	18,977
German American Bancorp, Inc.	11,275	471,070
Glacier Bancorp, Inc.	27,030	1,328,524
Great Southern Bancorp, Inc.	4,002	253,287
Greene County Bancorp, Inc.	466	11,179
Guaranty Bancshares, Inc.	883	43,391
Hancock Whitney Corp.	31,487	1,981,162
Hanmi Financial Corp.	14,429	363,034
HBT Financial, Inc.	3,431	90,887
Heritage Commerce Corp.	24,030	248,230
Heritage Financial Corp.	11,693	285,777
Hilltop Holdings, Inc.	16,897	592,747
Hingham Institution For Savings	446	126,726
Home Bancorp, Inc.	447	25,150
Home BancShares, Inc.	49,649	1,477,554
HomeStreet, Inc.(1)	4,997	69,308
HomeTrust Bancshares, Inc.	5,190	214,658
Hope Bancorp, Inc.	42,464	472,624
Horizon Bancorp, Inc.	14,391	242,632
Huntington Bancshares, Inc.	451,300	8,037,653
Independent Bank Corp.	17,472	1,249,423
Independent Bank Corp. (Michigan)	12,475	410,303
International Bancshares Corp.	30,171	2,158,433
John Marshall Bancorp, Inc.	916	18,146
JPMorgan Chase & Co.	471,862	142,228,644
Kearny Financial Corp.	12,712	85,806
KeyCorp	328,242	6,354,765
Lakeland Financial Corp.	8,753	599,143
Live Oak Bancshares, Inc.	13,626	527,190
M&T Bank Corp.	41,362	8,341,061
MainStreet Bancshares, Inc.	24	544
48

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Mercantile Bank Corp.	9,471	$466,447
Metrocity Bankshares, Inc.	9,896	296,286
Metropolitan Bank Holding Corp.	3,953	313,829
Mid Penn Bancorp, Inc.	2,950	88,913
Midland States Bancorp, Inc.	11,243	207,096
MidWestOne Financial Group, Inc.	2,989	90,387
MVB Financial Corp.	1,299	31,696
National Bank Holdings Corp., Class A	14,576	571,671
National Bankshares, Inc.	152	4,764
NB Bancorp, Inc.	18,898	356,983
NBT Bancorp, Inc.	13,869	613,981
Nicolet Bankshares, Inc.	4,084	564,776
Northeast Bank	4,423	489,007
Northfield Bancorp, Inc.	12,437	147,378
Northpointe Bancshares, Inc.	904	16,109
Northrim BanCorp, Inc.	2,488	233,947
Northwest Bancshares, Inc.	46,869	592,893
NU Holdings Ltd., Class A(1)	215,588	3,190,702
Oak Valley Bancorp	715	20,370
OceanFirst Financial Corp.	18,619	342,403
OFG Bancorp	29,919	1,338,875
Old National Bancorp	113,678	2,602,089
Old Second Bancorp, Inc.	22,692	418,894
OP Bancorp	18	262
Orange County Bancorp, Inc.	848	22,625
Origin Bancorp, Inc.	12,481	485,386
Orrstown Financial Services, Inc.	4,580	159,613
Pacific Premier Bancorp, Inc.	42,560	1,042,294
Park National Corp.	4,683	804,399
Parke Bancorp, Inc.	1,098	24,760
Pathward Financial, Inc.	16,932	1,345,586
PCB Bancorp	2,787	61,593
Peapack-Gladstone Financial Corp.	6,072	176,149
Peoples Bancorp, Inc.	16,728	517,564
Peoples Financial Services Corp.	1,048	54,926
Pinnacle Financial Partners, Inc.	20,547	1,997,579
PNC Financial Services Group, Inc.	85,573	17,751,263
Ponce Financial Group, Inc.(1)	1,651	24,501
Popular, Inc.	29,287	3,679,619
Preferred Bank	8,582	810,141
Primis Financial Corp.	1,437	16,454
Prosperity Bancshares, Inc.	19,035	1,315,890
Provident Financial Services, Inc.	40,638	806,258
QCR Holdings, Inc.	7,382	578,601
RBB Bancorp	7,395	149,601
Red River Bancshares, Inc.	206	13,472
Regions Financial Corp.	254,475	6,970,070
Renasant Corp.	28,371	1,110,157
Republic Bancorp, Inc., Class A	4,023	308,725
S&T Bancorp, Inc.	15,368	607,190
Seacoast Banking Corp. of Florida	26,397	821,211
ServisFirst Bancshares, Inc.	18,049	1,591,019
Shore Bancshares, Inc.	6,880	118,267
49

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Sierra Bancorp	2,842	$87,136
Simmons First National Corp., Class A	40,113	833,548
SmartFinancial, Inc.	4,615	170,063
South Plains Financial, Inc.	5,114	207,782
Southern First Bancshares, Inc.(1)	1,968	88,757
Southern Missouri Bancorp, Inc.	3,185	183,249
Southside Bancshares, Inc.	11,733	366,539
SouthState Corp.	29,952	3,056,901
Stellar Bancorp, Inc.	16,763	518,312
Stock Yards Bancorp, Inc.	9,914	800,159
Synovus Financial Corp.	60,749	3,135,256
Texas Capital Bancshares, Inc.(1)	13,977	1,209,989
TFS Financial Corp.	5,680	79,861
Third Coast Bancshares, Inc.(1)	1,640	65,321
Timberland Bancorp, Inc.	1,261	42,180
Tompkins Financial Corp.	3,985	279,508
Towne Bank	23,581	865,187
TriCo Bancshares	12,809	581,785
Triumph Financial, Inc.(1)	5,404	332,292
Truist Financial Corp.	245,409	11,490,049
TrustCo Bank Corp.	7,214	287,045
Trustmark Corp.	17,244	694,416
U.S. Bancorp	315,840	15,422,467
UMB Financial Corp.	24,774	3,019,951
United Bankshares, Inc.	35,117	1,346,386
United Community Banks, Inc.	37,405	1,249,327
United Security Bancshares	315	2,999
Unity Bancorp, Inc.	3,120	163,332
Univest Financial Corp.	10,243	324,396
Valley National Bancorp	140,429	1,468,887
Veritex Holdings, Inc.	21,417	735,674
WaFd, Inc.	38,876	1,222,650
Washington Trust Bancorp, Inc.	5,861	177,764
Webster Financial Corp.	63,159	3,929,753
Wells Fargo & Co.	618,347	50,815,756
WesBanco, Inc.	27,581	904,657
West BanCorp, Inc.	3,026	60,399
Westamerica Bancorporation	15,589	779,606
Western Alliance Bancorp	50,567	4,528,275
Western New England Bancorp, Inc.	90	1,129
Wintrust Financial Corp.	29,509	4,051,291
WSFS Financial Corp.	21,915	1,277,425
Zions Bancorp NA	77,246	4,481,040
		534,050,235
Beverages — 0.8%
Boston Beer Co., Inc., Class A(1)	2,427	536,585
Brown-Forman Corp., Class A	5,854	177,669
Brown-Forman Corp., Class B	42,652	1,277,001
Celsius Holdings, Inc.(1)	49,060	3,084,893
Coca-Cola Co.	459,006	31,666,824
Coca-Cola Consolidated, Inc.	34,692	4,067,290
Constellation Brands, Inc., Class A	34,304	5,555,190
Keurig Dr. Pepper, Inc.	86,148	2,506,045
50

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
MGP Ingredients, Inc.	2,089	$61,772
Molson Coors Beverage Co., Class B	65,286	3,296,290
Monster Beverage Corp.(1)	104,088	6,496,132
National Beverage Corp.	13,232	556,406
PepsiCo, Inc.	142,346	21,159,733
Primo Brands Corp., Class A	5,785	145,261
		80,587,091
Biotechnology — 1.8%
4D Molecular Therapeutics, Inc.(1)	5,616	34,595
89bio, Inc.(1)	15,699	141,762
AbbVie, Inc.	205,760	43,291,904
Absci Corp.(1)(2)	2,010	4,804
ACADIA Pharmaceuticals, Inc.(1)	296	7,693
ADMA Biologics, Inc.(1)	29,967	517,230
Agios Pharmaceuticals, Inc.(1)	7,738	291,800
Alkermes PLC(1)	67,930	1,967,932
Alnylam Pharmaceuticals, Inc.(1)	69	30,809
Amgen, Inc.	65,122	18,736,251
Anika Therapeutics, Inc.(1)	3,415	32,033
Annexon, Inc.(1)	3,874	7,980
Arcturus Therapeutics Holdings, Inc.(1)	6,635	112,861
Arcus Biosciences, Inc.(1)	16,042	169,885
Astria Therapeutics, Inc.(1)	1,941	11,995
Aurinia Pharmaceuticals, Inc.(1)	2,668	31,989
Avidity Biosciences, Inc.(1)	286	13,322
Beam Therapeutics, Inc.(1)	9,830	160,819
Bicara Therapeutics, Inc.(1)	10,677	127,483
Biogen, Inc.(1)	22,854	3,021,756
BioMarin Pharmaceutical, Inc.(1)	26,749	1,558,664
Catalyst Pharmaceuticals, Inc.(1)	47,943	987,146
Celldex Therapeutics, Inc.(1)	1,835	40,517
CG oncology, Inc.(1)	4,840	129,809
CRISPR Therapeutics AG(1)	15,615	809,325
Cullinan Therapeutics, Inc.(1)	15,101	113,862
Denali Therapeutics, Inc.(1)	19,379	295,917
Dianthus Therapeutics, Inc.(1)	2,881	67,905
Disc Medicine, Inc.(1)	138	8,231
Dynavax Technologies Corp.(1)	33,492	338,939
Dyne Therapeutics, Inc.(1)	635	8,566
Emergent BioSolutions, Inc.(1)	39,744	329,875
Enanta Pharmaceuticals, Inc.(1)	1,916	16,094
Entrada Therapeutics, Inc.(1)	6,979	38,175
Exelixis, Inc.(1)	173,852	6,505,542
Gilead Sciences, Inc.	401,565	45,364,798
GRAIL, Inc.(1)	24,407	800,305
Halozyme Therapeutics, Inc.(1)	34,452	2,520,164
HilleVax, Inc.(1)(2)	4,083	8,533
Ideaya Biosciences, Inc.(1)	3,718	91,277
Incyte Corp.(1)	21,748	1,840,098
Intellia Therapeutics, Inc.(1)(2)	6,779	76,976
iTeos Therapeutics, Inc.(1)	5,253	53,318
Kodiak Sciences, Inc.(1)	3,505	31,685
Kura Oncology, Inc.(1)	15,491	122,379
51

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Larimar Therapeutics, Inc.(1)	1,400	$5,068
Madrigal Pharmaceuticals, Inc.(1)	81	35,466
MiMedx Group, Inc.(1)	44,284	314,416
Moderna, Inc.(1)	27,097	652,767
Monte Rosa Therapeutics, Inc.(1)(2)	17,517	84,082
Neurocrine Biosciences, Inc.(1)	21,948	3,063,941
Nkarta, Inc.(1)	3,657	7,753
Nuvalent, Inc., Class A(1)	223	17,077
Olema Pharmaceuticals, Inc.(1)	356	1,944
Organogenesis Holdings, Inc.(1)(2)	9,486	48,853
ORIC Pharmaceuticals, Inc.(1)	7,147	73,114
PDL BioPharma, Inc.(1)(2)	1,937	19
Praxis Precision Medicines, Inc.(1)	674	30,694
Protagonist Therapeutics, Inc.(1)	31,519	1,861,197
Puma Biotechnology, Inc.(1)	27,386	138,025
Regeneron Pharmaceuticals, Inc.	16,224	9,421,277
REGENXBIO, Inc.(1)	13,635	121,761
Relay Therapeutics, Inc.(1)	16,059	57,652
Replimune Group, Inc.(1)	8,592	46,397
Revolution Medicines, Inc.(1)	16,140	612,836
Roivant Sciences Ltd.(1)	65,820	785,233
Sionna Therapeutics, Inc.(1)	3,888	95,723
Stoke Therapeutics, Inc.(1)(2)	5,239	103,523
Tango Therapeutics, Inc.(1)(2)	5,981	40,132
Tourmaline Bio, Inc.(1)	880	20,592
Tyra Biosciences, Inc.(1)	528	6,690
United Therapeutics Corp.(1)	16,149	4,921,569
Upstream Bio, Inc.(1)	1,683	28,830
Vanda Pharmaceuticals, Inc.(1)	11,217	53,056
Vaxcyte, Inc.(1)	13,775	424,132
Vertex Pharmaceuticals, Inc.(1)	43,027	16,824,418
Vir Biotechnology, Inc.(1)	32,244	159,285
Voyager Therapeutics, Inc.(1)	22,313	74,972
Xencor, Inc.(1)	11,821	96,105
Zenas Biopharma, Inc.(1)(2)	8,054	128,864
Zymeworks, Inc.(1)	2,081	30,820
		171,261,286
Broadline Retail — 4.2%
Amazon.com, Inc.(1)	1,459,095	334,132,755
Coupang, Inc.(1)	261,841	7,483,416
Dillard's, Inc., Class A	1,871	997,018
eBay, Inc.	172,111	15,594,978
Kohl's Corp.	76,820	1,156,909
Macy's, Inc.	192,636	2,548,574
MercadoLibre, Inc.(1)	12,548	31,030,075
Ollie's Bargain Outlet Holdings, Inc.(1)	13,401	1,699,783
		394,643,508
Building Products — 0.9%
A.O. Smith Corp.	49,406	3,522,154
AAON, Inc.	20,519	1,702,051
Advanced Drainage Systems, Inc.	36,837	5,303,423
Allegion PLC	12,045	2,045,241
American Woodmark Corp.(1)	5,144	332,148
52

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Apogee Enterprises, Inc.	16,132	$709,405
Armstrong World Industries, Inc.	29,466	5,768,559
AZZ, Inc.	8,893	1,003,931
Builders FirstSource, Inc.(1)	47,697	6,614,620
Carlisle Cos., Inc.	20,108	7,759,476
Carrier Global Corp.	67,811	4,421,277
Fortune Brands Innovations, Inc.	25,784	1,508,880
Gibraltar Industries, Inc.(1)	9,741	609,689
Griffon Corp.	16,155	1,230,365
Hayward Holdings, Inc.(1)	22,596	363,344
Insteel Industries, Inc.	12,834	492,569
Janus International Group, Inc.(1)	54,920	568,422
JELD-WEN Holding, Inc.(1)	56,055	358,191
Johnson Controls International PLC	30,422	3,251,807
Lennox International, Inc.	15,007	8,371,805
Masterbrand, Inc.(1)	57,098	725,716
Owens Corning	48,490	7,281,743
Quanex Building Products Corp.	19,486	414,467
Simpson Manufacturing Co., Inc.	17,041	3,256,876
Tecnoglass, Inc.	16,719	1,213,465
Trane Technologies PLC	29,662	12,327,527
Trex Co., Inc.(1)	47,170	2,907,087
UFP Industries, Inc.	30,806	3,110,482
Zurn Elkay Water Solutions Corp.	30,166	1,368,330
		88,543,050
Capital Markets — 3.7%
Acadian Asset Management, Inc.	4,566	232,729
Affiliated Managers Group, Inc.	4,349	977,742
Ameriprise Financial, Inc.	42,540	21,900,017
Ares Management Corp., Class A	9,731	1,743,795
Artisan Partners Asset Management, Inc., Class A	49,077	2,296,313
Bank of New York Mellon Corp.	187,932	19,845,619
BGC Group, Inc., Class A	86,277	846,377
Blackrock, Inc.	16,325	18,400,561
Blackstone, Inc.	57,448	9,846,587
Carlyle Group, Inc.	53,885	3,478,816
Cboe Global Markets, Inc.	10,333	2,438,071
Charles Schwab Corp.	281,694	26,997,553
CME Group, Inc.	52,186	13,908,091
Cohen & Steers, Inc.	10,760	794,734
Coinbase Global, Inc., Class A(1)	23,411	7,129,586
Diamond Hill Investment Group, Inc.	1,266	184,532
DigitalBridge Group, Inc.	8,893	101,469
Donnelley Financial Solutions, Inc.(1)	1,453	82,487
Evercore, Inc., Class A	13,569	4,363,112
FactSet Research Systems, Inc.	6,496	2,425,087
Federated Hermes, Inc.	28,549	1,515,952
Franklin Resources, Inc.	68,675	1,762,201
Goldman Sachs Group, Inc.	55,866	41,634,137
Hamilton Lane, Inc., Class A	8,516	1,314,359
Houlihan Lokey, Inc.	10,737	2,139,347
Interactive Brokers Group, Inc., Class A	45,591	2,837,584
Intercontinental Exchange, Inc.	32,068	5,663,209
53

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Invesco Ltd.	76,524	$1,675,110
Janus Henderson Group PLC	31,969	1,416,866
Jefferies Financial Group, Inc.	62,607	4,060,064
KKR & Co., Inc.	85,792	11,967,126
Lazard, Inc.	12,764	729,590
LPL Financial Holdings, Inc.	29,497	10,751,067
MarketAxess Holdings, Inc.	9,471	1,741,149
Moelis & Co., Class A	6,404	461,792
Moody's Corp.	19,799	10,092,738
Morgan Stanley	232,550	34,994,124
MSCI, Inc.	4,702	2,669,419
Nasdaq, Inc.	15,100	1,430,574
Northern Trust Corp.	94,257	12,374,059
Oppenheimer Holdings, Inc., Class A	4,114	298,553
Piper Sandler Cos.	5,926	1,978,040
Raymond James Financial, Inc.	69,625	11,797,260
Robinhood Markets, Inc., Class A(1)	102,922	10,706,976
S&P Global, Inc.	16,048	8,801,365
SEI Investments Co.	43,155	3,809,723
State Street Corp.	78,653	9,042,735
Stifel Financial Corp.	35,499	4,092,680
StoneX Group, Inc.(1)	28,437	2,905,408
T. Rowe Price Group, Inc.	71,569	7,702,256
Tradeweb Markets, Inc., Class A	10,405	1,283,561
Victory Capital Holdings, Inc., Class A	7,848	559,405
Virtu Financial, Inc., Class A	13,157	551,541
Virtus Investment Partners, Inc.	3,825	770,470
WisdomTree, Inc.(2)	84,868	1,155,054
		354,678,772
Chemicals — 1.4%
AdvanSix, Inc.	14,686	315,162
Air Products & Chemicals, Inc.	47,470	13,961,402
Albemarle Corp.	21,868	1,857,031
American Vanguard Corp.(1)	8,502	45,911
Ashland, Inc.	16,550	929,282
Avient Corp.	19,389	725,149
Axalta Coating Systems Ltd.(1)	58,415	1,826,053
Balchem Corp.	3,465	561,642
Cabot Corp.	40,064	3,267,620
CF Industries Holdings, Inc.	91,583	7,933,835
Chemours Co.	15,781	243,027
Core Molding Technologies, Inc.(1)	4,990	95,808
Corteva, Inc.	119,719	8,881,953
Dow, Inc.	222,853	5,488,869
DuPont de Nemours, Inc.	55,014	4,231,677
Eastman Chemical Co.	40,337	2,837,305
Ecolab, Inc.	21,158	5,861,612
Ecovyst, Inc.(1)	36,295	329,922
FMC Corp.	41,146	1,608,809
Hawkins, Inc.	12,707	2,126,262
HB Fuller Co.	9,091	555,006
Huntsman Corp.	52,167	582,184
Ingevity Corp.(1)	25,142	1,467,790
54

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Innospec, Inc.	7,491	$656,137
International Flavors & Fragrances, Inc.	41,726	2,816,922
Intrepid Potash, Inc.(1)	1,937	58,943
Koppers Holdings, Inc.	8,464	245,287
Kronos Worldwide, Inc.	5,663	36,130
Linde PLC	43,257	20,689,391
LSB Industries, Inc.(1)	28,015	233,085
LyondellBasell Industries NV, Class A	108,892	6,136,064
Mativ Holdings, Inc.	34,033	427,795
Minerals Technologies, Inc.	15,301	1,001,450
Mosaic Co.	147,163	4,915,244
NewMarket Corp.	5,487	4,537,529
Olin Corp.	60,572	1,433,133
Orion SA	34,170	360,493
Perimeter Solutions, Inc.(1)	4,872	109,084
PPG Industries, Inc.	33,273	3,700,956
Quaker Chemical Corp.	5,575	808,765
Rayonier Advanced Materials, Inc.(1)	35,567	198,108
RPM International, Inc.	47,817	5,991,948
Sensient Technologies Corp.	10,327	1,171,701
Sherwin-Williams Co.	31,386	11,481,940
Stepan Co.	7,061	353,262
Tronox Holdings PLC, Class A	44,630	191,016
Westlake Corp.	12,940	1,136,391
		134,424,085
Commercial Services and Supplies — 0.6%
ACCO Brands Corp.	41,539	166,987
Acme United Corp.	464	19,961
Brady Corp., Class A	15,065	1,176,275
Brink's Co.	8,873	994,131
Casella Waste Systems, Inc., Class A(1)	7,410	730,330
Cintas Corp.	48,048	10,091,521
Civeo Corp.(2)	4,499	106,851
Clean Harbors, Inc.(1)	11,688	2,830,950
Copart, Inc.(1)	151,995	7,418,876
Ennis, Inc.	9,332	170,496
Healthcare Services Group, Inc.(1)	41,401	646,270
HNI Corp.	20,522	922,259
Interface, Inc.	40,651	1,086,195
Liquidity Services, Inc.(1)	5,450	144,916
MSA Safety, Inc.	7,212	1,230,367
OPENLANE, Inc.(1)	4,765	137,804
Quad/Graphics, Inc.	6,239	41,552
Republic Services, Inc.	13,696	3,204,453
Rollins, Inc.	40,893	2,312,090
Steelcase, Inc., Class A	56,402	944,169
UniFirst Corp.	3,568	634,462
Veralto Corp.	32,190	3,418,256
Virco Mfg. Corp.(2)	8,059	69,388
Waste Connections, Inc.	14,374	2,656,459
Waste Management, Inc.	49,726	11,257,469
		52,412,487
55

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Communications Equipment — 0.7%
ADTRAN Holdings, Inc.(1)	7,433	$69,722
Arista Networks, Inc.(1)	148,476	20,274,398
Aviat Networks, Inc.(1)	6,107	140,217
BK Technologies Corp.(1)	1,760	124,573
Calix, Inc.(1)	7,712	458,478
Ciena Corp.(1)	30,266	2,844,096
Cisco Systems, Inc.	239,939	16,577,385
Clearfield, Inc.(1)	690	22,508
Digi International, Inc.(1)	4,671	162,177
Extreme Networks, Inc.(1)	357	7,633
F5, Inc.(1)	6,348	1,987,813
Harmonic, Inc.(1)	7,986	76,825
Motorola Solutions, Inc.	31,355	14,813,983
NETGEAR, Inc.(1)	22,216	603,609
NetScout Systems, Inc.(1)	3,845	95,702
Ribbon Communications, Inc.(1)	3,356	13,692
Ubiquiti, Inc.	1,724	910,496
Viasat, Inc.(1)	99,601	3,220,100
		62,403,407
Construction and Engineering — 0.8%
Ameresco, Inc., Class A(1)	21,985	559,078
Argan, Inc.	10,673	2,435,792
Centuri Holdings, Inc.(1)(2)	14,858	315,584
Comfort Systems USA, Inc.	19,236	13,530,218
Concrete Pumping Holdings, Inc.	1,011	7,036
Dycom Industries, Inc.(1)	15,981	4,034,723
EMCOR Group, Inc.	24,806	15,379,720
Everus Construction Group, Inc.(1)	13,863	1,087,414
Fluor Corp.(1)	38,746	1,589,361
Granite Construction, Inc.	29,753	3,205,886
Great Lakes Dredge & Dock Corp.(1)	41,433	483,109
IES Holdings, Inc.(1)	6,548	2,287,282
Limbach Holdings, Inc.(1)	3,887	445,295
MasTec, Inc.(1)	12,646	2,297,652
Matrix Service Co.(1)	10,188	154,144
MYR Group, Inc.(1)	7,292	1,365,573
NWPX Infrastructure, Inc.(1)	1,935	102,477
Orion Group Holdings, Inc.(1)	11,029	81,615
Primoris Services Corp.	37,092	4,397,256
Quanta Services, Inc.	18,956	7,164,610
Sterling Infrastructure, Inc.(1)	22,492	6,264,697
Tutor Perini Corp.(1)	24,213	1,427,114
Valmont Industries, Inc.	11,298	4,147,722
WillScot Holdings Corp.	24,310	589,274
		73,352,632
Construction Materials — 0.3%
CRH PLC	99,492	11,237,622
Eagle Materials, Inc.	20,966	4,841,049
James Hardie Industries PLC(1)	5,515	111,017
Martin Marietta Materials, Inc.	11,708	7,216,811
U.S. Lime & Minerals, Inc.	4,346	547,248
56

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Vulcan Materials Co.	20,448	$5,953,640
		29,907,387
Consumer Finance — 1.3%
Ally Financial, Inc.	150,763	6,188,821
American Express Co.	117,881	39,051,618
Atlanticus Holdings Corp.(1)	1,682	112,189
Bread Financial Holdings, Inc.	31,093	2,058,046
Capital One Financial Corp.	170,178	38,667,845
Consumer Portfolio Services, Inc.(1)	2,357	18,832
Credit Acceptance Corp.(1)	1,941	999,091
Encore Capital Group, Inc.(1)	7,620	318,821
Enova International, Inc.(1)	6,294	763,462
EZCORP, Inc., Class A(1)	16,222	270,421
FirstCash Holdings, Inc.	7,878	1,160,193
Green Dot Corp., Class A(1)	30,283	421,539
LendingClub Corp.(1)	38,223	656,671
Medallion Financial Corp.	3,474	36,686
Navient Corp.	33,615	460,862
Nelnet, Inc., Class A	4,779	614,627
NerdWallet, Inc., Class A(1)	4,685	48,443
OneMain Holdings, Inc.	76,259	4,717,382
Oportun Financial Corp.(1)	4,622	30,551
OppFi, Inc.	730	7,453
PRA Group, Inc.(1)	10,903	186,332
PROG Holdings, Inc.	27,340	963,462
Regional Management Corp.	3,158	138,447
SLM Corp.	157,124	4,914,839
SoFi Technologies, Inc.(1)	183,510	4,686,845
Synchrony Financial	212,807	16,245,686
Upstart Holdings, Inc.(1)(2)	7,958	583,162
World Acceptance Corp.(1)	1,957	335,489
		124,657,815
Consumer Staples Distribution & Retail — 2.4%
Albertsons Cos., Inc., Class A	24,618	479,066
Andersons, Inc.	18,660	763,194
BJ's Wholesale Club Holdings, Inc.(1)	80,342	7,847,807
Casey's General Stores, Inc.	16,340	8,080,457
Chefs' Warehouse, Inc.(1)	5,797	366,023
Costco Wholesale Corp.	75,367	71,095,198
Dollar General Corp.	70,033	7,616,789
Dollar Tree, Inc.(1)	91,071	9,942,221
Grocery Outlet Holding Corp.(1)	18,140	328,515
Ingles Markets, Inc., Class A	7,308	494,679
Kroger Co.	299,439	20,313,942
Maplebear, Inc.(1)	28,633	1,241,813
Natural Grocers by Vitamin Cottage, Inc.	9,041	347,626
Performance Food Group Co.(1)	35,268	3,576,175
PriceSmart, Inc.	11,817	1,267,491
SpartanNash Co.	19,079	511,317
Sprouts Farmers Market, Inc.(1)	63,942	8,986,409
Sysco Corp.	71,169	5,726,969
Target Corp.	155,148	14,891,105
United Natural Foods, Inc.(1)	48,642	1,375,596
57

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Village Super Market, Inc., Class A	5,172	$187,640
Walmart, Inc.	622,873	60,406,224
Weis Markets, Inc.	7,686	550,702
		226,396,958
Containers and Packaging — 0.4%
Amcor PLC	85,722	739,781
AptarGroup, Inc.	23,952	3,335,795
Avery Dennison Corp.	12,041	2,066,838
Ball Corp.	42,074	2,214,775
Crown Holdings, Inc.	12,309	1,223,268
Graphic Packaging Holding Co.	168,713	3,757,238
Greif, Inc., Class A	225	14,695
International Paper Co.	151,220	7,512,610
Myers Industries, Inc.	2,678	44,830
O-I Glass, Inc.(1)	26,330	342,027
Packaging Corp. of America	42,070	9,169,577
Sealed Air Corp.	21,347	693,137
Smurfit WestRock PLC	110,951	5,254,639
TriMas Corp.	9,637	372,663
		36,741,873
Distributors — 0.1%
A-Mark Precious Metals, Inc.	7,652	179,133
Genuine Parts Co.	27,686	3,857,491
LKQ Corp.	10,359	337,911
Pool Corp.	15,430	4,794,255
		9,168,790
Diversified Consumer Services — 0.2%
ADT, Inc.	38,495	335,291
Adtalem Global Education, Inc.(1)	15,657	2,050,284
American Public Education, Inc.(1)	6,901	208,272
Coursera, Inc.(1)	14,526	167,049
Duolingo, Inc.(1)	88	26,212
Frontdoor, Inc.(1)	15,934	967,991
Graham Holdings Co., Class B	975	1,058,899
Grand Canyon Education, Inc.(1)	18,663	3,761,901
H&R Block, Inc.	416	20,946
Laureate Education, Inc., Class A(1)	96,280	2,645,774
Lincoln Educational Services Corp.(1)	18,147	341,345
Matthews International Corp., Class A	8	197
OneSpaWorld Holdings Ltd.	27,288	615,890
Perdoceo Education Corp.	29,845	977,125
Service Corp. International	19,908	1,577,709
Strategic Education, Inc.	2,835	230,627
Stride, Inc.(1)	25,834	4,215,850
Universal Technical Institute, Inc.(1)	41,981	1,116,275
		20,317,637
Diversified Telecommunication Services — 1.2%
AT&T, Inc.	1,909,782	55,937,515
ATN International, Inc.	4,630	78,710
Cogent Communications Holdings, Inc.	10,302	393,845
Frontier Communications Parent, Inc.(1)	123,071	4,563,473
GCI Liberty, Inc., Class C(1)	75	2,748
Globalstar, Inc.(1)	18,424	551,430
58

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
IDT Corp., Class B	11,786	$755,129
Iridium Communications, Inc.	67,986	1,692,172
Liberty Global Ltd., Class A(1)	29,358	344,663
Liberty Global Ltd., Class C(1)	26,866	321,049
Liberty Latin America Ltd., Class A(1)	1,802	14,524
Liberty Latin America Ltd., Class C(1)	11,262	92,799
Lumen Technologies, Inc.(1)	100,151	497,750
Shenandoah Telecommunications Co.	17,362	230,047
Verizon Communications, Inc.	1,037,550	45,890,836
		111,366,690
Electric Utilities — 1.5%
ALLETE, Inc.	13,365	857,365
Alliant Energy Corp.	43,403	2,824,233
American Electric Power Co., Inc.	119,669	13,285,652
Constellation Energy Corp.	43,569	13,418,381
Duke Energy Corp.	81,291	9,957,335
Edison International	98,044	5,503,210
Entergy Corp.	131,220	11,559,170
Evergy, Inc.	64,812	4,618,503
Eversource Energy	46,429	2,974,706
Exelon Corp.	273,233	11,934,817
FirstEnergy Corp.	131,922	5,754,438
Hawaiian Electric Industries, Inc.(1)	23,423	303,562
IDACORP, Inc.	14,909	1,865,116
MGE Energy, Inc.	188	16,008
NextEra Energy, Inc.	87,588	6,310,715
NRG Energy, Inc.	43,751	6,368,396
OGE Energy Corp.	66,128	2,953,276
Otter Tail Corp.	14,633	1,229,026
PG&E Corp.	506,387	7,737,593
Pinnacle West Capital Corp.	46,569	4,161,406
Portland General Electric Co.	41,226	1,763,648
PPL Corp.	158,936	5,796,396
Southern Co.	120,862	11,155,563
Xcel Energy, Inc.	138,303	10,011,754
		142,360,269
Electrical Equipment — 0.9%
Acuity, Inc.	11,591	3,784,114
Allient, Inc.	2,685	121,845
AMETEK, Inc.	22,448	4,148,390
Atkore, Inc.	24,876	1,447,534
Bloom Energy Corp., Class A(1)(2)	4,707	249,189
Eaton Corp. PLC	31,996	11,171,084
Emerson Electric Co.	40,500	5,346,000
EnerSys	10,248	1,051,957
Fluence Energy, Inc.(1)(2)	20,432	151,197
GE Vernova, Inc.	42,643	26,138,880
Generac Holdings, Inc.(1)	14,276	2,644,629
Hubbell, Inc.	5,461	2,353,636
NEXTracker, Inc., Class A(1)	103,900	6,988,314
NuScale Power Corp.(1)	1,335	46,258
nVent Electric PLC	17,899	1,617,891
Powell Industries, Inc.	6,626	1,763,576
59

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Preformed Line Products Co.	1,241	$237,118
Rockwell Automation, Inc.	8,496	2,917,781
Shoals Technologies Group, Inc., Class A(1)	83,475	543,422
Sunrun, Inc.(1)	50,347	804,042
Thermon Group Holdings, Inc.(1)	2,845	75,449
Vertiv Holdings Co., Class A	92,128	11,750,926
Vicor Corp.(1)	290	14,822
		85,368,054
Electronic Equipment, Instruments and Components — 1.1%
Advanced Energy Industries, Inc.	4,310	645,121
Amphenol Corp., Class A	95,373	10,382,305
Arrow Electronics, Inc.(1)	32,671	4,127,327
Avnet, Inc.	46,094	2,515,350
Badger Meter, Inc.	6,771	1,238,551
Belden, Inc.	7,518	978,844
Benchmark Electronics, Inc.	22,674	920,338
CDW Corp.	16,802	2,768,297
Climb Global Solutions, Inc.	616	76,113
Cognex Corp.	23,232	1,020,814
Coherent Corp.(1)	566	51,206
Corning, Inc.	148,230	9,935,857
CTS Corp.	10,234	434,843
Daktronics, Inc.(1)	27,724	481,011
ePlus, Inc.	18,259	1,321,404
Fabrinet(1)	8,557	2,834,848
Flex Ltd.(1)	228,099	12,230,668
Ingram Micro Holding Corp.	1,193	23,347
Insight Enterprises, Inc.(1)	16,026	2,085,944
IPG Photonics Corp.(1)	6,711	549,094
Itron, Inc.(1)	2,028	249,322
Jabil, Inc.	64,848	13,282,816
Keysight Technologies, Inc.(1)	25,651	4,192,143
Kimball Electronics, Inc.(1)	15,957	460,679
Knowles Corp.(1)	31,407	670,539
Littelfuse, Inc.	5,974	1,552,224
Methode Electronics, Inc.	9,256	71,549
M-Tron Industries, Inc.(1)	608	27,348
Napco Security Technologies, Inc.	15,620	594,341
nLight, Inc.(1)	5,751	165,629
PC Connection, Inc.	5,972	383,462
Plexus Corp.(1)	16,763	2,296,699
Richardson Electronics Ltd.	2,837	27,888
Rogers Corp.(1)	2,876	225,651
Sanmina Corp.(1)	20,917	2,458,166
ScanSource, Inc.(1)	14,196	619,655
TD SYNNEX Corp.	18,233	2,699,760
TE Connectivity PLC	78,022	16,111,543
Teledyne Technologies, Inc.(1)	2,111	1,136,077
TTM Technologies, Inc.(1)	39,142	1,744,559
Vishay Intertechnology, Inc.	54,532	843,065
Vishay Precision Group, Inc.(1)	3,869	109,957
Vontier Corp.	20,802	892,614
		105,436,968
60

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Energy Equipment and Services — 0.8%
Archrock, Inc.	126,714	$3,137,439
Aris Water Solutions, Inc., Class A	13,936	338,227
Atlas Energy Solutions, Inc.(2)	20,578	240,968
Baker Hughes Co.	347,249	15,765,105
Bristow Group, Inc.(1)	12,301	473,712
Cactus, Inc., Class A	26,299	1,103,243
Core Laboratories, Inc.	19,679	226,505
DMC Global, Inc.(1)	3,568	23,906
Expro Group Holdings NV(1)	38,969	485,943
Forum Energy Technologies, Inc.(1)	1,556	41,156
Geospace Technologies Corp.(1)	1,159	22,971
Halliburton Co.	374,660	8,516,022
Helix Energy Solutions Group, Inc.(1)	56,308	371,070
Helmerich & Payne, Inc.	61,566	1,286,114
Innovex International, Inc.(1)	11,194	193,208
Kodiak Gas Services, Inc.	32,300	1,156,017
Liberty Energy, Inc., Class A	121,408	1,365,840
Nabors Industries Ltd.(1)(2)	5,986	223,158
Natural Gas Services Group, Inc.	2,142	56,035
Noble Corp. PLC	28,781	829,468
NOV, Inc.	117,611	1,563,050
Oceaneering International, Inc.(1)	73,391	1,790,740
Oil States International, Inc.(1)	14,957	83,759
Patterson-UTI Energy, Inc.	286,355	1,663,723
ProFrac Holding Corp., Class A(1)(2)	3,704	14,816
ProPetro Holding Corp.(1)	65,743	335,289
Ranger Energy Services, Inc.	7,385	105,384
RPC, Inc.	66,976	319,476
Schlumberger NV	323,637	11,922,787
SEACOR Marine Holdings, Inc.(1)	840	5,384
Seadrill Ltd.(1)	3,171	101,187
Select Water Solutions, Inc., Class A	71,166	606,334
TechnipFMC PLC	256,725	9,437,211
TETRA Technologies, Inc.(1)	88,154	414,324
Tidewater, Inc.(1)	33,222	1,999,964
Transocean Ltd.(1)	193,858	587,390
Valaris Ltd.(1)	22,656	1,125,324
Weatherford International PLC	52,603	3,351,074
		71,283,323
Entertainment — 1.2%
AMC Entertainment Holdings, Inc., Class A(1)	1	3
Cinemark Holdings, Inc.	19,990	515,742
Cineverse Corp.(1)	2,157	10,548
Electronic Arts, Inc.	25,906	4,454,537
IMAX Corp.(1)	27,407	782,744
Liberty Media Corp.-Liberty Formula One, Class A(1)	1,552	139,866
Liberty Media Corp.-Liberty Formula One, Class C(1)	30,192	3,016,181
Liberty Media Corp.-Liberty Live, Class A(1)	4,198	397,215
Liberty Media Corp.-Liberty Live, Class C(1)	10,573	1,029,599
Live Nation Entertainment, Inc.(1)	20,292	3,378,415
Marcus Corp.	14,717	227,230
Netflix, Inc.(1)	55,664	67,256,028
61

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
ROBLOX Corp., Class A(1)	5,760	$717,638
Roku, Inc.(1)	19,809	1,912,757
Sphere Entertainment Co.(1)	8,180	370,636
Take-Two Interactive Software, Inc.(1)	14,385	3,355,589
Walt Disney Co.	180,957	21,421,689
Warner Bros Discovery, Inc.(1)	480,878	5,597,420
		114,583,837
Financial Services — 3.2%
Acacia Research Corp.(1)	1,942	6,622
Affirm Holdings, Inc.(1)	33,557	2,968,452
Alerus Financial Corp.	5,490	122,262
Apollo Global Management, Inc.	77,302	10,530,851
Berkshire Hathaway, Inc., Class B(1)	138,389	69,606,899
Block, Inc.(1)	54,856	4,368,732
Cannae Holdings, Inc.	17,586	328,858
Cass Information Systems, Inc.	5,178	223,275
Corebridge Financial, Inc.	118,179	4,109,084
Corpay, Inc.(1)	6,988	2,275,782
Enact Holdings, Inc.	12,258	461,514
Equitable Holdings, Inc.	160,234	8,534,063
Essent Group Ltd.	42,251	2,650,828
Euronet Worldwide, Inc.(1)	15,523	1,446,588
Federal Agricultural Mortgage Corp., Class C	6,312	1,322,806
Fiserv, Inc.(1)	31,812	4,395,782
Flywire Corp.(1)	1,336	17,568
Global Payments, Inc.	77	6,839
International Money Express, Inc.(1)	16,072	233,044
Jack Henry & Associates, Inc.	15,524	2,534,448
Jackson Financial, Inc., Class A	52,273	5,164,572
Marqeta, Inc., Class A(1)	86,870	552,928
Mastercard, Inc., Class A	110,978	66,064,094
Merchants Bancorp	11,360	368,291
MGIC Investment Corp.	135,981	3,784,351
Mr. Cooper Group, Inc.(1)	20,399	3,845,824
NCR Atleos Corp.(1)	10,560	418,387
NewtekOne, Inc.	11,259	139,274
NMI Holdings, Inc., Class A(1)	49,932	1,964,824
Onity Group, Inc.(1)	2,159	89,318
Payoneer Global, Inc.(1)	228,748	1,589,799
PayPal Holdings, Inc.(1)	173,911	12,206,813
PennyMac Financial Services, Inc.	9,811	1,080,191
Radian Group, Inc.	71,845	2,505,954
Shift4 Payments, Inc., Class A(1)	1,499	135,555
Toast, Inc., Class A(1)	4,452	200,785
Velocity Financial, Inc.(1)	504	9,616
Visa, Inc., Class A	227,484	80,024,322
Voya Financial, Inc.	29,535	2,217,783
Waterstone Financial, Inc.	4,082	61,189
Western Union Co.	62,383	540,861
WEX, Inc.(1)	333	57,060
		299,166,088
Food Products — 0.7%
Alico, Inc.	400	13,536
62

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Archer-Daniels-Midland Co.	144,792	$9,069,771
B&G Foods, Inc.	46,649	210,387
Bunge Global SA	69,675	5,868,028
Calavo Growers, Inc.	9,502	259,880
Cal-Maine Foods, Inc.	28,852	3,336,445
Darling Ingredients, Inc.(1)	47,292	1,606,036
Dole PLC	24,151	355,503
Flowers Foods, Inc.	105,225	1,582,584
Fresh Del Monte Produce, Inc.	10,584	383,987
Freshpet, Inc.(1)	2,999	167,404
Hershey Co.	59,620	10,955,175
Hormel Foods Corp.	38,468	978,626
Ingredion, Inc.	39,358	5,098,435
J&J Snack Foods Corp.	2,959	330,136
John B Sanfilippo & Son, Inc.	4,484	291,012
Kellanova	1,548	123,066
Kraft Heinz Co.	133,109	3,723,059
Lamb Weston Holdings, Inc.	37,224	2,141,497
Lifeway Foods, Inc.(1)	2,259	68,832
Limoneira Co.	1,913	30,149
Mama's Creations, Inc.(1)	11,655	93,007
Marzetti Co.	6,155	1,123,903
Mission Produce, Inc.(1)	11,592	145,016
Mondelez International, Inc., Class A	107,634	6,613,033
Pilgrim's Pride Corp.	24,766	1,100,849
Seaboard Corp.	91	361,197
Seneca Foods Corp., Class A(1)	3,327	376,616
Simply Good Foods Co.(1)	17,280	494,726
Tootsie Roll Industries, Inc.	2,878	115,724
Tyson Foods, Inc., Class A	53,276	3,025,011
Vital Farms, Inc.(1)	14,897	761,088
WK Kellogg Co.	48,368	1,108,595
		61,912,313
Gas Utilities — 0.2%
Atmos Energy Corp.	29,273	4,863,123
MDU Resources Group, Inc.	112,870	1,838,652
National Fuel Gas Co.	40,359	3,500,740
New Jersey Resources Corp.	27,669	1,308,467
Northwest Natural Holding Co.	18,513	768,845
ONE Gas, Inc.	16,100	1,231,650
Southwest Gas Holdings, Inc.	25,252	2,017,130
Spire, Inc.	21,479	1,645,291
Star Group LP	932	10,858
UGI Corp.	53,898	1,867,027
		19,051,783
Ground Transportation — 1.5%
ArcBest Corp.	14,912	1,099,909
Covenant Logistics Group, Inc.	8,883	214,347
CSX Corp.	682,502	22,188,140
Heartland Express, Inc.	17,092	146,820
JB Hunt Transport Services, Inc.	41,519	6,019,840
Knight-Swift Transportation Holdings, Inc.	42,016	1,844,502
Landstar System, Inc.	20,479	2,709,986
63

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Lyft, Inc., Class A(1)	136,135	$2,208,110
Marten Transport Ltd.	27,096	320,817
Norfolk Southern Corp.	79,745	22,327,005
Old Dominion Freight Line, Inc.	70,282	10,610,474
PAMT Corp.(1)	6	74
Ryder System, Inc.	27,828	5,218,307
Saia, Inc.(1)	12,036	3,568,193
Schneider National, Inc., Class B	17,934	443,328
Uber Technologies, Inc.(1)	185,981	17,435,719
U-Haul Holding Co.(1)(2)	2,660	153,083
U-Haul Holding Co.	38,130	1,991,911
Union Pacific Corp.	163,706	36,599,750
Universal Logistics Holdings, Inc.	3,850	99,869
Werner Enterprises, Inc.	41,259	1,190,322
XPO, Inc.(1)	18,315	2,375,455
		138,765,961
Health Care Equipment and Supplies — 1.5%
Abbott Laboratories	170,950	22,678,227
Align Technology, Inc.(1)	12,762	1,811,694
AngioDynamics, Inc.(1)	3,255	33,396
Avanos Medical, Inc.(1)	9,112	108,797
Baxter International, Inc.	30,766	759,613
Becton Dickinson & Co.	14,774	2,851,087
Bioventus, Inc., Class A(1)	20,649	152,803
Boston Scientific Corp.(1)	112,626	11,882,043
Butterfly Network, Inc.(1)(2)	16,539	26,628
Cooper Cos., Inc.(1)	27,936	1,882,747
Dentsply Sirona, Inc.	28,430	406,549
Dexcom, Inc.(1)	136,470	10,281,650
Edwards Lifesciences Corp.(1)	93,667	7,618,874
Electromed, Inc.(1)	1,899	46,962
Enovis Corp.(1)	10,495	324,295
Envista Holdings Corp.(1)	17,111	362,411
GE HealthCare Technologies, Inc.	289	21,308
Globus Medical, Inc., Class A(1)	37,748	2,312,820
Haemonetics Corp.(1)	10,117	551,781
Hologic, Inc.(1)	26,870	1,803,514
ICU Medical, Inc.(1)	1,141	145,660
IDEXX Laboratories, Inc.(1)	31,188	20,181,443
Inogen, Inc.(1)	2,676	21,381
Insulet Corp.(1)	5,161	1,754,121
Integer Holdings Corp.(1)	4,874	525,758
Integra LifeSciences Holdings Corp.(1)	21,719	328,608
Intuitive Surgical, Inc.(1)	30,273	14,328,060
iRadimed Corp.	1,823	132,058
Kewaunee Scientific Corp.(1)	1,303	73,867
Lantheus Holdings, Inc.(1)	27,406	1,504,589
LivaNova PLC(1)	28,370	1,599,217
Masimo Corp.(1)	28,840	4,029,236
Medtronic PLC	111,764	10,372,817
Merit Medical Systems, Inc.(1)	5,927	536,631
Neogen Corp.(1)	8,822	50,726
Novocure Ltd.(1)	45,330	558,919
64

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Omnicell, Inc.(1)	7,057	$229,988
OraSure Technologies, Inc.(1)	44,219	146,365
Orthofix Medical, Inc.(1)	5,334	79,903
Penumbra, Inc.(1)	2,640	719,770
QuidelOrtho Corp.(1)	42,012	1,205,324
ResMed, Inc.	17,839	4,896,984
Sight Sciences, Inc.(1)	3,566	14,478
Solventum Corp.(1)	2,279	166,572
STERIS PLC	12,151	2,977,724
Stryker Corp.	24,705	9,669,784
Tactile Systems Technology, Inc.(1)	849	11,300
Teleflex, Inc.	6,653	841,006
TransMedics Group, Inc.(1)(2)	371	42,650
Utah Medical Products, Inc.	646	40,188
Varex Imaging Corp.(1)	6,506	75,144
Zimmer Biomet Holdings, Inc.	31,299	3,320,824
Zimvie, Inc.(1)	16,675	314,824
		146,813,118
Health Care Providers and Services — 1.0%
Acadia Healthcare Co., Inc.(1)	14,409	330,831
Addus HomeCare Corp.(1)	158	18,197
AMN Healthcare Services, Inc.(1)	8,669	180,142
Brookdale Senior Living, Inc.(1)	209,795	1,615,421
Cardinal Health, Inc.	15,098	2,246,280
Castle Biosciences, Inc.(1)	4,009	96,256
Cencora, Inc.	32,348	9,433,000
Centene Corp.(1)	181,806	5,279,646
Chemed Corp.	2,325	1,064,734
Cigna Group	15,429	4,642,123
Concentra Group Holdings Parent, Inc.	9,248	220,102
CorVel Corp.(1)	12,797	1,139,573
Cross Country Healthcare, Inc.(1)	17,851	238,846
CVS Health Corp.	62,193	4,549,418
DaVita, Inc.(1)	85	11,710
Elevance Health, Inc.	36,778	11,719,310
Encompass Health Corp.	22,709	2,765,048
Ensign Group, Inc.	19,861	3,411,723
Fulgent Genetics, Inc.(1)	7,703	170,776
HCA Healthcare, Inc.	14,054	5,677,254
Hims & Hers Health, Inc.(1)(2)	19,445	823,496
Humana, Inc.	10,646	3,232,764
InfuSystem Holdings, Inc.(1)	3,732	40,231
Joint Corp.(1)	4,147	44,539
Labcorp Holdings, Inc.	7,875	2,189,171
McKesson Corp.	10,359	7,112,904
Molina Healthcare, Inc.(1)	12,481	2,256,939
National HealthCare Corp.	4,555	516,901
National Research Corp.	4,055	59,568
Nutex Health, Inc.(1)(2)	3,154	264,274
Owens & Minor, Inc.(1)	17,168	84,123
Premier, Inc., Class A	55,511	1,437,735
Progyny, Inc.(1)	22,354	529,119
UnitedHealth Group, Inc.	49,154	15,231,350
65

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Universal Health Services, Inc., Class B	28,226	$5,125,277
		93,758,781
Health Care Technology — 0.1%
Doximity, Inc., Class A(1)	15,520	1,054,429
Health Catalyst, Inc.(1)	9,505	32,222
HealthStream, Inc.	3,987	111,955
Teladoc Health, Inc.(1)	33,987	262,719
Veeva Systems, Inc., Class A(1)	17,315	4,661,198
		6,122,523
Hotels, Restaurants and Leisure — 2.1%
Accel Entertainment, Inc.(1)	34,539	400,307
Airbnb, Inc., Class A(1)	55,469	7,240,369
Aramark	1,720	67,269
BJ's Restaurants, Inc.(1)	13,748	461,383
Bloomin' Brands, Inc.	31,002	227,865
Booking Holdings, Inc.	2,884	16,147,660
Boyd Gaming Corp.	40,572	3,483,512
Brightstar Lottery PLC	11,741	195,370
Brinker International, Inc.	16,014	2,497,864
Carnival Corp.(1)	529,698	16,892,069
Cheesecake Factory, Inc.	39,863	2,449,980
Chipotle Mexican Grill, Inc.(1)	381,334	16,069,415
Churchill Downs, Inc.	15,533	1,611,238
Cracker Barrel Old Country Store, Inc.(2)	17,738	1,061,087
Darden Restaurants, Inc.	45,696	9,456,330
Dave & Buster's Entertainment, Inc.(1)	7,691	197,428
DoorDash, Inc., Class A(1)	36,107	8,855,242
Dutch Bros, Inc., Class A(1)	9,693	696,248
Expedia Group, Inc.	16,777	3,603,700
Full House Resorts, Inc.(1)	13,068	47,829
Golden Entertainment, Inc.	10,528	261,831
Hilton Worldwide Holdings, Inc.	15,890	4,386,593
Hyatt Hotels Corp., Class A	235	33,906
Las Vegas Sands Corp.	116,056	6,688,307
Life Time Group Holdings, Inc.(1)	38,827	1,084,050
Light & Wonder, Inc., Class A(1)	10,248	947,633
Lindblad Expeditions Holdings, Inc.(1)	78	1,137
Marriott International, Inc., Class A	21,501	5,759,258
McDonald's Corp.	46,937	14,716,627
MGM Resorts International(1)	25,204	1,000,347
Monarch Casino & Resort, Inc.	8,565	893,586
Norwegian Cruise Line Holdings Ltd.(1)	276,026	6,856,486
ONE Group Hospitality, Inc.(1)	5,041	14,064
Potbelly Corp.(1)	13,486	174,509
Pursuit Attractions & Hospitality, Inc.(1)	1,418	52,891
RCI Hospitality Holdings, Inc.	3,219	119,779
Red Rock Resorts, Inc., Class A	17,565	1,086,746
Royal Caribbean Cruises Ltd.	105,680	38,385,090
Rush Street Interactive, Inc.(1)	5,066	112,972
Shake Shack, Inc., Class A(1)	9,395	995,870
Starbucks Corp.	83,216	7,338,819
Super Group SGHC Ltd.	114,522	1,331,891
Target Hospitality Corp.(1)	18,950	171,876
66

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Texas Roadhouse, Inc.	40,232	$6,942,032
Vail Resorts, Inc.	2,160	353,808
Wendy's Co.	29,021	307,913
Wyndham Hotels & Resorts, Inc.	8,775	760,003
Yum! Brands, Inc.	17,495	2,571,240
		195,011,429
Household Durables — 0.9%
Bassett Furniture Industries, Inc.	1,060	17,829
Beazer Homes USA, Inc.(1)	12,254	308,311
Cavco Industries, Inc.(1)	3,408	1,807,910
Century Communities, Inc.	7,672	505,431
Champion Homes, Inc.(1)	3,155	238,076
Cricut, Inc., Class A	12,293	70,070
DR Horton, Inc.	72,729	12,326,111
Dream Finders Homes, Inc., Class A(1)(2)	301	8,365
Ethan Allen Interiors, Inc.	12,793	377,521
Flexsteel Industries, Inc.	1,397	64,793
Garmin Ltd.	33,779	8,168,438
Green Brick Partners, Inc.(1)	11,213	783,116
Hamilton Beach Brands Holding Co., Class A	201	2,963
Helen of Troy Ltd.(1)	6,621	162,546
Hooker Furnishings Corp.	3,984	39,800
Hovnanian Enterprises, Inc., Class A(1)	3,173	445,362
Installed Building Products, Inc.	12,084	3,163,833
KB Home	35,366	2,247,509
La-Z-Boy, Inc.	19,550	722,764
Legacy Housing Corp.(1)	2,643	73,859
Leggett & Platt, Inc.	1,586	15,242
Lennar Corp., B Shares	3,401	432,539
Lennar Corp., Class A	92,467	12,311,056
LGI Homes, Inc.(1)	4,763	294,877
Lifetime Brands, Inc.	645	2,548
Lovesac Co.(1)	8,296	158,703
M/I Homes, Inc.(1)	16,178	2,382,372
Meritage Homes Corp.	29,523	2,293,642
Mohawk Industries, Inc.(1)	25,146	3,336,623
NVR, Inc.(1)	1,373	11,145,533
PulteGroup, Inc.	85,849	11,333,785
SharkNinja, Inc.(1)	6,134	717,433
Sonos, Inc.(1)	28,138	391,681
Taylor Morrison Home Corp.(1)	25,482	1,716,722
Toll Brothers, Inc.	45,053	6,262,367
TopBuild Corp.(1)	3,724	1,566,910
Tri Pointe Homes, Inc.(1)	44,792	1,582,501
Universal Electronics, Inc.(1)	2,028	9,846
		87,488,987
Household Products — 0.6%
Central Garden & Pet Co.(1)	4,555	165,939
Central Garden & Pet Co., Class A(1)	31,822	1,051,081
Church & Dwight Co., Inc.	33,493	3,120,208
Clorox Co.	132	15,602
Colgate-Palmolive Co.	153,295	12,887,511
Energizer Holdings, Inc.	14,130	389,423
67

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Kimberly-Clark Corp.	79,879	$10,315,574
Oil-Dri Corp. of America	5,937	352,539
Procter & Gamble Co.	201,540	31,649,841
Reynolds Consumer Products, Inc.	3,699	85,854
Spectrum Brands Holdings, Inc.	6,860	390,951
WD-40 Co.	4,508	973,908
		61,398,431
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp.	361,614	4,896,254
Clearway Energy, Inc., Class A	6,660	187,745
Clearway Energy, Inc., Class C	16,800	500,808
Hallador Energy Co.(1)	20,319	331,403
Montauk Renewables, Inc.(1)	19,215	41,312
Ormat Technologies, Inc.	13,859	1,273,503
Talen Energy Corp.(1)	29,468	11,166,015
Vistra Corp.	91,305	17,266,689
XPLR Infrastructure LP	20,822	220,713
		35,884,442
Industrial Conglomerates — 0.3%
3M Co.	82,802	12,878,195
Honeywell International, Inc.	59,601	13,082,420
		25,960,615
Insurance — 3.8%
Aflac, Inc.	136,420	14,577,841
Allstate Corp.	95,915	19,513,907
Ambac Financial Group, Inc.(1)	22,305	201,414
American Coastal Insurance Corp., Class C	7,639	84,411
American Financial Group, Inc.	36,887	5,011,468
American International Group, Inc.	226,005	18,378,727
AMERISAFE, Inc.	7,140	329,725
Aon PLC, Class A	22,289	8,180,063
Arch Capital Group Ltd.	132,052	12,086,720
Arthur J Gallagher & Co.	24,141	7,308,688
Assurant, Inc.	25,275	5,449,543
Assured Guaranty Ltd.	15,517	1,275,497
Axis Capital Holdings Ltd.	55,385	5,459,853
Brighthouse Financial, Inc.(1)	49,167	2,323,632
Chubb Ltd.	62,569	17,210,855
Cincinnati Financial Corp.	35,298	5,421,773
CNA Financial Corp.	5,092	252,309
CNO Financial Group, Inc.	77,012	3,039,664
Crawford & Co., Class A	3,842	41,647
Crawford & Co., Class B	44	466
Donegal Group, Inc., Class A	1,759	31,468
eHealth, Inc.(1)	1,340	5,186
Employers Holdings, Inc.	10,096	436,753
Erie Indemnity Co., Class A	4,578	1,622,352
Everest Group Ltd.	15,357	5,250,251
F&G Annuities & Life, Inc.	6,991	241,679
Fidelis Insurance Holdings Ltd.	28,943	505,924
Fidelity National Financial, Inc.	108,327	6,485,537
First American Financial Corp.	27,785	1,833,810
Genworth Financial, Inc., Class A(1)	144,655	1,239,693
68

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Globe Life, Inc.	48,203	$6,746,010
Greenlight Capital Re Ltd., Class A(1)	7,265	93,646
Hamilton Insurance Group Ltd., Class B(1)	27,591	657,769
Hanover Insurance Group, Inc.	13,301	2,307,457
Hartford Insurance Group, Inc.	143,144	18,939,383
HCI Group, Inc.	8,105	1,351,185
Heritage Insurance Holdings, Inc.(1)	18,755	427,051
Hippo Holdings, Inc.(1)	1,136	38,408
Horace Mann Educators Corp.	15,329	704,827
Investors Title Co.	136	33,763
James River Group Holdings Ltd.	6,403	35,985
Kemper Corp.	15,016	805,608
Kingstone Cos., Inc.	2,343	31,537
Kinsale Capital Group, Inc.	7,729	3,535,631
Lincoln National Corp.	71,171	3,055,371
Loews Corp.	61,088	5,913,318
Markel Group, Inc.(1)	5,563	10,898,251
Marsh & McLennan Cos., Inc.	34,128	7,023,884
Mercury General Corp.	17,462	1,350,336
MetLife, Inc.	195,252	15,885,703
Old Republic International Corp.	102,850	4,110,914
Oscar Health, Inc., Class A(1)(2)	127,118	2,117,786
Palomar Holdings, Inc.(1)	17,722	2,180,160
Primerica, Inc.	21,761	5,861,108
Principal Financial Group, Inc.	77,670	6,253,212
ProAssurance Corp.(1)	12,114	288,434
Progressive Corp.	158,446	39,145,669
Prudential Financial, Inc.	130,526	14,313,481
Reinsurance Group of America, Inc.	26,083	5,080,708
RenaissanceRe Holdings Ltd.	26,878	6,531,085
RLI Corp.	24,280	1,644,484
Root, Inc., Class A(1)	3,476	320,557
Safety Insurance Group, Inc.	3,896	288,343
Selective Insurance Group, Inc.	14,195	1,110,475
Selectquote, Inc.(1)	69,781	157,705
SiriusPoint Ltd.(1)	96,741	1,810,991
Skyward Specialty Insurance Group, Inc.(1)	17,916	865,343
Stewart Information Services Corp.	6,237	454,303
Tiptree, Inc.	3,227	75,673
Travelers Cos., Inc.	93,570	25,405,191
Trupanion, Inc.(1)	8,360	387,570
United Fire Group, Inc.	6,970	214,258
Universal Insurance Holdings, Inc.	17,092	416,874
Unum Group	96,595	6,748,127
W.R. Berkley Corp.	96,470	6,915,934
White Mountains Insurance Group Ltd.	694	1,270,145
		357,604,509
Interactive Media and Services — 6.6%
Alphabet, Inc., Class A	860,709	183,253,553
Alphabet, Inc., Class C	686,735	146,638,525
Angi, Inc.(1)	7,937	140,644
Cargurus, Inc.(1)	39,606	1,370,368
Cars.com, Inc.(1)	30,984	404,341
69

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
EverQuote, Inc., Class A(1)	20,263	$471,115
IAC, Inc.(1)	15,117	553,584
Meta Platforms, Inc., Class A	385,497	284,766,634
Pinterest, Inc., Class A(1)	58,367	2,137,983
Reddit, Inc., Class A(1)	42	9,453
Taboola.com Ltd.(1)	24,593	82,141
Yelp, Inc.(1)	38,342	1,212,374
Ziff Davis, Inc.(1)	6,343	242,366
		621,283,081
IT Services — 0.7%
Accenture PLC, Class A	61,280	15,930,962
Akamai Technologies, Inc.(1)	27,215	2,153,523
Amdocs Ltd.	12,737	1,089,905
Cloudflare, Inc., Class A(1)	3,143	655,976
Cognizant Technology Solutions Corp., Class A	110,723	7,999,737
DXC Technology Co.(1)	120,331	1,738,783
EPAM Systems, Inc.(1)	10,554	1,861,303
Fastly, Inc., Class A(1)	936	7,123
Gartner, Inc.(1)	13,206	3,317,215
Globant SA(1)	240	16,142
GoDaddy, Inc., Class A(1)	24,052	3,567,152
Hackett Group, Inc.	5,975	124,400
International Business Machines Corp.	81,836	19,926,248
Kyndryl Holdings, Inc.(1)	160,321	5,096,605
MongoDB, Inc.(1)	612	193,153
Snowflake, Inc., Class A(1)	10,446	2,493,042
TSS, Inc.(1)(2)	10,348	144,096
Twilio, Inc., Class A(1)	17,486	1,846,696
VeriSign, Inc.	4,459	1,218,957
		69,381,018
Leisure Products — 0.1%
Acushnet Holdings Corp.	17,606	1,349,500
Brunswick Corp.	33,934	2,157,863
Clarus Corp.	2,005	7,278
Funko, Inc., Class A(1)	17,620	60,965
Hasbro, Inc.	6,115	496,354
JAKKS Pacific, Inc.	5,528	98,233
Johnson Outdoors, Inc., Class A	538	21,692
Latham Group, Inc.(1)	2,386	19,160
Malibu Boats, Inc., Class A(1)	9,810	325,692
Marine Products Corp.	1,008	8,800
MasterCraft Boat Holdings, Inc.(1)	9,719	213,235
Mattel, Inc.(1)	152,545	2,791,573
Polaris, Inc.	38,670	2,187,949
Smith & Wesson Brands, Inc.	25,076	204,871
Sturm Ruger & Co., Inc.	8,453	293,065
Topgolf Callaway Brands Corp.(1)	45,935	439,139
YETI Holdings, Inc.(1)	54,386	1,912,212
		12,587,581
Life Sciences Tools and Services — 0.4%
10X Genomics, Inc., Class A(1)	1,711	23,971
AbCellera Biologics, Inc.(1)(2)	64,811	270,910
Agilent Technologies, Inc.	28,085	3,529,161
70

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Azenta, Inc.(1)	13,788	$421,086
Bio-Rad Laboratories, Inc., Class A(1)	3,663	1,091,134
Bio-Techne Corp.	7,260	396,614
Bruker Corp.	16,450	558,971
Charles River Laboratories International, Inc.(1)	1,864	304,410
CryoPort, Inc.(1)	6,994	61,967
Cytek Biosciences, Inc.(1)	11,447	47,391
Danaher Corp.	44,246	9,106,712
Illumina, Inc.(1)	1,316	131,547
IQVIA Holdings, Inc.(1)	10,686	2,038,996
MaxCyte, Inc.(1)	13,261	18,433
Medpace Holdings, Inc.(1)	4,767	2,266,756
Mettler-Toledo International, Inc.(1)	2,382	3,099,077
Niagen Bioscience, Inc.(1)	686	6,791
OmniAb, Inc.(1)	1,555	17
OmniAb, Inc.(1)	1,555	9
Quanterix Corp.(1)	7,397	33,656
Repligen Corp.(1)	4,118	503,714
Revvity, Inc.	3,402	306,554
Seer, Inc.(1)	6,973	14,295
Sotera Health Co.(1)	15,535	254,308
Thermo Fisher Scientific, Inc.	19,735	9,723,829
Waters Corp.(1)	11,773	3,553,091
West Pharmaceutical Services, Inc.	12,812	3,163,923
		40,927,323
Machinery — 2.5%
Aebi Schmidt Holding AG	9,451	116,153
AGCO Corp.	36,862	3,988,100
Alamo Group, Inc.	5,940	1,256,072
Albany International Corp., Class A	10,939	694,736
Allison Transmission Holdings, Inc.	12,370	1,080,025
Astec Industries, Inc.	13,601	629,590
Atmus Filtration Technologies, Inc.	50,296	2,239,178
Blue Bird Corp.(1)	25,650	1,497,703
Caterpillar, Inc.	125,518	52,597,063
Crane Co.	6,880	1,274,864
Cummins, Inc.	44,390	17,686,752
Deere & Co.	76,323	36,531,241
Donaldson Co., Inc.	57,980	4,619,267
Douglas Dynamics, Inc.	13,221	445,151
Dover Corp.	11,093	1,984,094
Enerpac Tool Group Corp.	9,879	418,277
Enpro, Inc.	3,884	849,703
ESCO Technologies, Inc.	4,628	929,811
Federal Signal Corp.	13,446	1,653,724
Flowserve Corp.	21,133	1,133,997
Franklin Electric Co., Inc.	18,897	1,849,260
Gates Industrial Corp. PLC(1)	45,629	1,166,277
Gorman-Rupp Co.	3,765	161,029
Graco, Inc.	46,004	3,928,282
Graham Corp.(1)	4,696	230,339
Greenbrier Cos., Inc.	22,393	1,044,186
Helios Technologies, Inc.	7,079	383,965
71

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Hillman Solutions Corp.(1)	37,954	$374,986
Hyster-Yale, Inc.	7,752	290,700
Illinois Tool Works, Inc.	46,121	12,205,923
Ingersoll Rand, Inc.	8,183	649,976
ITT, Inc.	20,622	3,510,895
JBT Marel Corp.	5,049	723,471
Kadant, Inc.	2,035	657,875
Kennametal, Inc.	51,289	1,099,123
L.B. Foster Co., Class A(1)	3,876	100,892
Lincoln Electric Holdings, Inc.	24,723	5,998,541
Lindsay Corp.	5,139	705,225
Luxfer Holdings PLC	11,913	159,872
Manitowoc Co., Inc.(1)	8,155	80,734
Mayville Engineering Co., Inc.(1)	2,607	38,062
Microvast Holdings, Inc.(1)(2)	14,482	38,667
Middleby Corp.(1)	12,464	1,705,698
Miller Industries, Inc.	2,564	107,919
Mueller Industries, Inc.	61,830	5,931,970
Mueller Water Products, Inc., Class A	105,583	2,783,168
NN, Inc.(1)	5,501	14,138
Omega Flex, Inc.	433	15,285
Oshkosh Corp.	20,398	2,842,869
Otis Worldwide Corp.	25,717	2,221,434
PACCAR, Inc.	178,159	17,812,337
Parker-Hannifin Corp.	13,591	10,320,326
Park-Ohio Holdings Corp.	1,873	37,835
Pentair PLC	88	9,463
Proto Labs, Inc.(1)	5,886	293,182
RBC Bearings, Inc.(1)	2,793	1,089,158
REV Group, Inc.	41,810	2,224,710
Snap-on, Inc.	19,688	6,403,325
SPX Technologies, Inc.(1)	5,819	1,088,793
Standex International Corp.	1,283	261,822
Taylor Devices, Inc.(1)	300	14,700
Tennant Co.	11,337	930,087
Terex Corp.	34,608	1,728,323
Timken Co.	25,054	1,934,920
Titan International, Inc.(1)	33,568	296,070
Toro Co.	32,588	2,641,583
Trinity Industries, Inc.	59,218	1,682,976
Watts Water Technologies, Inc., Class A	7,983	2,210,493
Westinghouse Air Brake Technologies Corp.	12,803	2,477,380
Worthington Enterprises, Inc.	21,071	1,386,472
Xylem, Inc.	18,158	2,570,446
		240,060,663
Marine Transportation — 0.1%
Costamare, Inc.	22,324	255,386
Genco Shipping & Trading Ltd.	20,706	348,689
Kirby Corp.(1)	23,543	2,288,380
Matson, Inc.	23,788	2,475,141
Pangaea Logistics Solutions Ltd.	12,909	68,805
72

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Safe Bulkers, Inc.	36,512	$155,176
Star Bulk Carriers Corp.	1	19
		5,591,596
Media — 0.6%
AMC Networks, Inc., Class A(1)	22,917	161,794
Boston Omaha Corp., Class A(1)(2)	3,267	43,582
Cable One, Inc.	3,216	519,320
Charter Communications, Inc., Class A(1)	12,149	3,226,531
Comcast Corp., Class A	894,653	30,391,362
DoubleVerify Holdings, Inc.(1)	7,839	127,541
EchoStar Corp., Class A(1)	58,258	3,599,762
Entravision Communications Corp., Class A	25,921	67,135
Fox Corp., Class A	90,657	5,412,223
Fox Corp., Class B	46,780	2,551,849
Gambling.com Group Ltd.(1)	9,993	87,239
Gannett Co., Inc.(1)	3,698	15,199
Liberty Broadband Corp., Class A(1)	1,489	90,338
Liberty Broadband Corp., Class C(1)	25,459	1,549,435
New York Times Co., Class A	41,860	2,504,902
News Corp., Class A	62,202	1,829,361
News Corp., Class B	18,329	620,803
Nexstar Media Group, Inc., Class A	4,468	913,840
Paramount Skydance Corp., Class B(1)	55,446	815,056
PubMatic, Inc., Class A(1)	18,202	157,811
Scholastic Corp.	9,903	254,111
Sirius XM Holdings, Inc.	2	47
Thryv Holdings, Inc.(1)	2,255	28,999
Trade Desk, Inc., Class A(1)	24,682	1,349,118
WideOpenWest, Inc.(1)	17,716	90,175
		56,407,533
Metals and Mining — 0.9%
Alcoa Corp.	54,428	1,752,037
Alpha Metallurgical Resources, Inc.(1)	7,615	1,136,082
Caledonia Mining Corp. PLC	8,746	223,723
Carpenter Technology Corp.	18,965	4,568,289
Century Aluminum Co.(1)	17,594	392,874
Cleveland-Cliffs, Inc.(1)	245,969	2,644,167
Coeur Mining, Inc.(1)	201,495	2,649,659
Commercial Metals Co.	69,964	4,034,824
Compass Minerals International, Inc.(1)	37,505	714,470
Ferroglobe PLC	56,481	236,091
Freeport-McMoRan, Inc.	393,991	17,493,200
Hecla Mining Co.	150,533	1,281,036
Kaiser Aluminum Corp.	10,860	845,668
Materion Corp.	7,120	788,896
McEwen, Inc.(1)	5,857	67,648
Metallus, Inc.(1)	22,720	373,290
MP Materials Corp.(1)(2)	26,443	1,881,155
Newmont Corp.	129,587	9,641,273
Nucor Corp.	95,153	14,152,106
Olympic Steel, Inc.	7,051	237,689
Ramaco Resources, Inc., Class A(1)(2)	16,143	418,588
Ramaco Resources, Inc., Class B	2,346	38,122
73

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Reliance, Inc.	19,134	$5,657,158
Royal Gold, Inc.	16,786	3,014,430
Ryerson Holding Corp.	23,751	541,523
Steel Dynamics, Inc.	68,947	9,026,541
SunCoke Energy, Inc.	67,868	523,941
Tredegar Corp.(1)	6,485	50,778
Warrior Met Coal, Inc.	34,427	2,104,867
Worthington Steel, Inc.	18,603	619,480
		87,109,605
Multi-Utilities — 0.6%
Ameren Corp.	53,601	5,348,308
Avista Corp.	27,217	994,509
Black Hills Corp.	17,196	1,028,493
CenterPoint Energy, Inc.	151,262	5,704,090
CMS Energy Corp.	75,139	5,377,698
Consolidated Edison, Inc.	69,948	6,870,992
Dominion Energy, Inc.	171,847	10,293,635
DTE Energy Co.	43,024	5,879,230
NiSource, Inc.	95,268	4,026,978
Northwestern Energy Group, Inc.	18,302	1,052,548
Public Service Enterprise Group, Inc.	64,301	5,293,901
Sempra	65,302	5,391,333
Unitil Corp.	6,913	324,635
WEC Energy Group, Inc.	297	31,634
		57,617,984
Oil, Gas and Consumable Fuels — 5.4%
Amplify Energy Corp.(1)	7,989	32,515
Antero Midstream Corp.	176,496	3,139,864
Antero Resources Corp.(1)	116,335	3,713,413
APA Corp.	219,282	5,091,728
Ardmore Shipping Corp.	31,182	362,335
Berry Corp.	38,867	129,816
California Resources Corp.	56,212	2,792,612
Centrus Energy Corp., Class A(1)(2)	13,259	2,674,738
Cheniere Energy, Inc.	100,804	24,376,423
Chevron Corp.	432,464	69,453,718
Chord Energy Corp.	35,900	3,945,051
Civitas Resources, Inc.	65,936	2,425,126
CNX Resources Corp.(1)	82,205	2,400,386
Comstock Resources, Inc.(1)(2)	50,875	820,614
ConocoPhillips	381,391	37,746,267
Core Natural Resources, Inc.	34,227	2,541,697
Coterra Energy, Inc.	374,088	9,142,711
Crescent Energy Co., Class A	100,672	960,411
CVR Energy, Inc.(1)	18,358	559,735
Devon Energy Corp.	296,211	10,693,217
DHT Holdings, Inc.	95,260	1,116,447
Diamondback Energy, Inc.	74,385	11,065,513
Dorian LPG Ltd.	25,593	818,464
DT Midstream, Inc.	25,445	2,650,860
EOG Resources, Inc.	201,845	25,194,293
EQT Corp.	157,541	8,166,926
Evolution Petroleum Corp.	18,835	97,189
74

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Excelerate Energy, Inc., Class A	1,927	$47,057
Expand Energy Corp.	61,336	5,936,098
Exxon Mobil Corp.	812,349	92,843,367
FutureFuel Corp.	9,758	37,861
Golar LNG Ltd.	9,604	420,847
Gran Tierra Energy, Inc.(1)	22,668	93,166
Granite Ridge Resources, Inc.	36,913	205,236
Green Plains, Inc.(1)	15,801	175,549
Gulfport Energy Corp.(1)	6,926	1,205,332
Hess Midstream LP, Class A	65,134	2,683,521
HF Sinclair Corp.	36,718	1,868,212
HighPeak Energy, Inc.	6,385	49,165
International Seaways, Inc.	36,029	1,636,437
Kimbell Royalty Partners LP	55,725	778,478
Kinder Morgan, Inc.	307,431	8,294,488
Kosmos Energy Ltd.(1)	313,596	561,337
Magnolia Oil & Gas Corp., Class A	137,248	3,414,730
Marathon Petroleum Corp.	113,532	20,402,836
Matador Resources Co.	77,310	3,893,332
Murphy Oil Corp.	97,340	2,419,872
NACCO Industries, Inc., Class A	767	30,005
Navigator Holdings Ltd.(2)	2,112	33,982
New Fortress Energy, Inc.	33,048	81,298
Nordic American Tankers Ltd.	105,849	329,190
Northern Oil & Gas, Inc.	69,095	1,807,525
Occidental Petroleum Corp.	248,236	11,818,516
ONEOK, Inc.	172,847	13,202,054
Ovintiv, Inc.	162,380	6,839,446
Par Pacific Holdings, Inc.(1)	25,446	881,450
PBF Energy, Inc., Class A	50,135	1,369,688
Peabody Energy Corp.	62,330	1,084,542
Permian Resources Corp.	335,972	4,801,040
Phillips 66	68,016	9,085,577
Plains GP Holdings LP, Class A(1)	63,114	1,218,100
PrimeEnergy Resources Corp.(1)(2)	475	71,853
Range Resources Corp.	133,158	4,563,325
REX American Resources Corp.(1)	8,441	528,153
Riley Exploration Permian, Inc.	11,414	333,974
SandRidge Energy, Inc.	16,136	191,050
Scorpio Tankers, Inc.	32,412	1,633,565
SFL Corp. Ltd.	76,844	624,742
SM Energy Co.	76,073	2,171,884
Summit Midstream Corp.(1)	307	7,067
Talos Energy, Inc.(1)	91,382	902,854
Targa Resources Corp.	112,545	18,880,549
Teekay Corp. Ltd.	35,862	294,068
Teekay Tankers Ltd., Class A	18,690	918,987
Texas Pacific Land Corp.	7,328	6,840,542
Uranium Energy Corp.(1)	11,675	124,806
VAALCO Energy, Inc.	66,594	258,385
Valero Energy Corp.	81,361	12,367,686
Viper Energy, Inc., Class A	28,697	1,143,432
Vital Energy, Inc.(1)	18,481	329,331
75

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Vitesse Energy, Inc.	16,108	$428,634
Williams Cos., Inc.	423,242	24,497,247
World Kinect Corp.	21,869	586,308
		509,359,845
Paper and Forest Products — 0.1%
Clearwater Paper Corp.(1)	10,540	227,348
Louisiana-Pacific Corp.	40,959	3,895,610
Mercer International, Inc.	23,576	78,508
Sylvamo Corp.	26,007	1,199,703
		5,401,169
Passenger Airlines — 0.6%
Alaska Air Group, Inc.(1)	83,884	5,266,237
Allegiant Travel Co.(1)	11,023	690,701
Delta Air Lines, Inc.	328,843	20,315,921
Frontier Group Holdings, Inc.(1)(2)	28,342	138,876
JetBlue Airways Corp.(1)	117,061	626,276
Joby Aviation, Inc.(1)	8,553	121,025
SkyWest, Inc.(1)	29,149	3,538,689
Southwest Airlines Co.	117,469	3,864,730
Strata Critical Medical, Inc.(1)	4,847	21,181
Sun Country Airlines Holdings, Inc.(1)	28,211	373,796
United Airlines Holdings, Inc.(1)	187,867	19,726,035
		54,683,467
Personal Care Products — 0.1%
Edgewell Personal Care Co.	10,382	249,376
elf Beauty, Inc.(1)	1,144	143,000
Estee Lauder Cos., Inc., Class A	40,619	3,725,981
Interparfums, Inc.	3,787	435,278
Kenvue, Inc.	219,506	4,545,969
Lifevantage Corp.	6,080	79,648
Medifast, Inc.(1)	4,578	64,229
Nature's Sunshine Products, Inc.(1)	5,502	92,709
Nu Skin Enterprises, Inc., Class A	33,120	403,070
USANA Health Sciences, Inc.(1)	5,475	174,707
		9,913,967
Pharmaceuticals — 2.3%
Amphastar Pharmaceuticals, Inc.(1)	14,075	430,977
Arvinas, Inc.(1)	4,550	35,172
ATAI Life Sciences NV(1)	9,179	42,040
Atea Pharmaceuticals, Inc.(1)	11,053	37,138
Bristol-Myers Squibb Co.	313,831	14,806,547
Collegium Pharmaceutical, Inc.(1)	22,313	865,744
Corcept Therapeutics, Inc.(1)	27,149	1,892,828
Elanco Animal Health, Inc.(1)	116,556	2,138,803
Eli Lilly & Co.	86,041	63,031,916
Fulcrum Therapeutics, Inc.(1)	10,997	71,261
Harmony Biosciences Holdings, Inc.(1)	32,692	1,206,008
Innoviva, Inc.(1)	50,108	1,023,706
Jazz Pharmaceuticals PLC(1)	37,407	4,778,744
Johnson & Johnson	336,261	59,575,361
Ligand Pharmaceuticals, Inc.(1)	4,213	681,284
Maze Therapeutics, Inc.(1)	2,745	39,775
Merck & Co., Inc.	258,417	21,738,038
76

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Nuvation Bio, Inc.(1)(2)	32,481	$96,469
Oramed Pharmaceuticals, Inc.(1)(2)	4,152	9,134
Organon & Co.	37,779	355,878
Pacira BioSciences, Inc.(1)	26,823	715,369
Perrigo Co. PLC	27,220	646,203
Pfizer, Inc.	648,783	16,063,867
Prestige Consumer Healthcare, Inc.(1)	11,503	782,664
Royalty Pharma PLC, Class A	62,487	2,248,282
SIGA Technologies, Inc.	21,048	176,593
Supernus Pharmaceuticals, Inc.(1)	20,180	910,522
Terns Pharmaceuticals, Inc.(1)	5,865	40,820
Theravance Biopharma, Inc.(1)	13,204	183,272
Viatris, Inc.	582,557	6,145,976
Xeris Biopharma Holdings, Inc.(1)	104	814
Zoetis, Inc.	120,591	18,860,432
		219,631,637
Professional Services — 0.8%
Alight, Inc., Class A	72,206	280,159
Asure Software, Inc.(1)	1,405	11,802
Automatic Data Processing, Inc.	78,472	23,859,412
BlackSky Technology, Inc.(1)(2)	815	14,311
Booz Allen Hamilton Holding Corp.	18,012	1,958,265
Broadridge Financial Solutions, Inc.	14,271	3,647,953
Clarivate PLC(1)	102,825	447,289
Concentrix Corp.	21	1,108
Conduent, Inc.(1)	71,358	198,375
CRA International, Inc.	2,835	549,310
CSG Systems International, Inc.	8,577	550,300
ExlService Holdings, Inc.(1)	24,246	1,061,490
Exponent, Inc.	21,438	1,530,244
Franklin Covey Co.(1)	5,473	107,052
FTI Consulting, Inc.(1)	4,397	741,510
Genpact Ltd.	31,528	1,429,480
Heidrick & Struggles International, Inc.	14,436	733,493
IBEX Holdings Ltd.(1)	4,339	128,131
Innodata, Inc.(1)(2)	6,988	265,404
Insperity, Inc.	20,678	1,141,839
KBR, Inc.	13,090	660,521
Kelly Services, Inc., Class A	15,283	217,477
Kforce, Inc.	11,135	363,001
Korn Ferry	17,342	1,285,736
Legalzoom.com, Inc.(1)	50,179	555,983
ManpowerGroup, Inc.	15,271	647,490
Paychex, Inc.	76,330	10,644,600
Paycom Software, Inc.	23,188	5,267,154
Paylocity Holding Corp.(1)	7,412	1,328,453
Resources Connection, Inc.	11,003	56,225
Robert Half, Inc.	55,375	2,066,595
TaskUS, Inc., Class A(1)	3,651	63,966
TriNet Group, Inc.	11,863	859,119
TrueBlue, Inc.(1)	16,393	97,866
UL Solutions, Inc., Class A	10,703	676,109
Upwork, Inc.(1)	70,756	1,088,935
77

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Verisk Analytics, Inc.	32,418	$8,691,914
Verra Mobility Corp.(1)	21,667	538,425
Willdan Group, Inc.(1)	1,311	144,026
WNS Holdings Ltd.(1)	11,746	886,236
		74,796,758
Real Estate Management and Development — 0.2%
CBRE Group, Inc., Class A(1)	34,428	5,581,467
CoStar Group, Inc.(1)	40,425	3,617,633
Five Point Holdings LLC, Class A(1)	1,615	9,173
Forestar Group, Inc.(1)	7,855	217,348
FRP Holdings, Inc.(1)	870	22,359
Howard Hughes Holdings, Inc.(1)	14,934	1,139,016
Jones Lang LaSalle, Inc.(1)	11,646	3,558,668
Kennedy-Wilson Holdings, Inc.	39,636	348,797
Marcus & Millichap, Inc.	9,089	296,211
Newmark Group, Inc., Class A	33,510	610,217
Opendoor Technologies, Inc.(1)(2)	5,310	23,630
RE/MAX Holdings, Inc., Class A(1)	7,483	70,490
RMR Group, Inc., Class A	12	203
Seaport Entertainment Group, Inc.(1)(2)	2,206	55,062
Seritage Growth Properties, Class A(1)	3,909	14,346
St. Joe Co.	2,408	121,508
Tejon Ranch Co.(1)	2,786	48,504
Zillow Group, Inc., Class A(1)	2,536	206,633
Zillow Group, Inc., Class C(1)	10,594	893,180
		16,834,445
Semiconductors and Semiconductor Equipment — 8.9%
ACM Research, Inc., Class A(1)	15,283	431,286
Advanced Micro Devices, Inc.(1)	134,988	21,953,098
Allegro MicroSystems, Inc.(1)	9,038	278,822
Alpha & Omega Semiconductor Ltd.(1)	7,716	221,989
Amkor Technology, Inc.	63,830	1,544,048
Analog Devices, Inc.	46,231	11,618,313
Applied Materials, Inc.	166,374	26,746,284
Astera Labs, Inc.(1)	3,495	636,789
Axcelis Technologies, Inc.(1)	11,506	920,940
Broadcom, Inc.	335,423	99,751,446
CEVA, Inc.(1)	2,132	47,373
Cirrus Logic, Inc.(1)	20,445	2,334,615
Cohu, Inc.(1)	14,126	281,107
Credo Technology Group Holding Ltd.(1)	146	17,966
Diodes, Inc.(1)	14,800	805,638
Enphase Energy, Inc.(1)	688	25,938
First Solar, Inc.(1)	25,279	4,934,208
FormFactor, Inc.(1)	2,440	71,224
GLOBALFOUNDRIES, Inc.(1)	18,367	613,274
Ichor Holdings Ltd.(1)	4,005	67,484
Intel Corp.(1)	578,326	14,082,238
KLA Corp.	30,298	26,419,856
Kulicke & Soffa Industries, Inc.	15,928	597,300
Lam Research Corp.	390,301	39,088,645
Magnachip Semiconductor Corp.(1)	5,631	17,738
Marvell Technology, Inc.	50,354	3,165,504
78

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Micron Technology, Inc.	236,072	$28,094,929
Monolithic Power Systems, Inc.	4,993	4,172,950
Navitas Semiconductor Corp.(1)	3,478	20,381
NVE Corp.	2,001	129,225
NVIDIA Corp.	2,717,809	473,387,972
NXP Semiconductors NV	17,098	4,015,465
ON Semiconductor Corp.(1)	144,377	7,159,655
Onto Innovation, Inc.(1)	8,194	868,564
Penguin Solutions, Inc.(1)	32,837	792,357
Photronics, Inc.(1)	39,415	893,538
Power Integrations, Inc.	314	14,161
Qorvo, Inc.(1)	15,630	1,417,641
QUALCOMM, Inc.	196,055	31,511,920
Rambus, Inc.(1)	16,549	1,220,820
SiTime Corp.(1)	28	6,767
SkyWater Technology, Inc.(1)(2)	4,862	58,295
Skyworks Solutions, Inc.	62,409	4,676,930
SolarEdge Technologies, Inc.(1)	8,172	276,377
Synaptics, Inc.(1)	10,207	713,061
Teradyne, Inc.	30,677	3,627,249
Texas Instruments, Inc.	108,897	22,049,465
Ultra Clean Holdings, Inc.(1)	10,946	262,923
Universal Display Corp.	7,981	1,106,087
Veeco Instruments, Inc.(1)	8,720	213,814
		843,363,669
Software — 7.2%
A10 Networks, Inc.	50,731	898,446
ACI Worldwide, Inc.(1)	1,699	83,846
Adeia, Inc.	60,174	905,017
Adobe, Inc.(1)	39,862	14,218,775
Appfolio, Inc., Class A(1)	891	247,146
AppLovin Corp., Class A(1)	43,662	20,896,197
Atlassian Corp., Class A(1)	9,601	1,706,866
Aurora Innovation, Inc.(1)	127,792	719,469
Autodesk, Inc.(1)	18,872	5,939,018
Bill Holdings, Inc.(1)	6,643	308,368
Blackbaud, Inc.(1)	1,506	100,465
Cadence Design Systems, Inc.(1)	29,420	10,309,651
Cipher Mining, Inc.(1)(2)	35,262	269,402
Clear Secure, Inc., Class A	45,758	1,661,473
Clearwater Analytics Holdings, Inc., Class A(1)	2,102	43,448
Commvault Systems, Inc.(1)	11,348	2,118,047
Consensus Cloud Solutions, Inc.(1)	2	53
CoreCard Corp.(1)	2,108	58,328
Crowdstrike Holdings, Inc., Class A(1)	19,506	8,264,692
Daily Journal Corp.(1)	69	32,237
Datadog, Inc., Class A(1)	9,946	1,359,419
Docusign, Inc.(1)	30,140	2,310,532
Dolby Laboratories, Inc., Class A	10,269	736,082
D-Wave Quantum, Inc.(1)(2)	440	6,873
Dynatrace, Inc.(1)	1,768	89,461
Fair Isaac Corp.(1)	1,794	2,729,822
Fortinet, Inc.(1)	182,306	14,360,244
79

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Gen Digital, Inc.	36,746	$1,109,729
Gitlab, Inc., Class A(1)	1,423	68,332
InterDigital, Inc.	15,453	4,198,735
Intuit, Inc.	18,571	12,386,857
Klaviyo, Inc., Class A(1)	372	12,068
LiveRamp Holdings, Inc.(1)	12,356	344,980
Manhattan Associates, Inc.(1)	16,136	3,476,340
MARA Holdings, Inc.(1)(2)	67,521	1,078,986
Microsoft Corp.	832,840	421,991,700
Nutanix, Inc., Class A(1)	104	6,990
Olo, Inc., Class A(1)	10,962	112,361
OneSpan, Inc.	18,677	282,490
Oracle Corp.	163,092	36,879,994
Pagaya Technologies Ltd., Class A(1)	38,850	1,432,788
Palantir Technologies, Inc., Class A(1)	155,700	24,399,747
Palo Alto Networks, Inc.(1)	82,113	15,644,169
Pegasystems, Inc.	45,753	2,480,270
Progress Software Corp.(1)	6,197	286,859
Qualys, Inc.(1)	20,946	2,844,676
Rapid7, Inc.(1)	1,999	41,399
Riot Platforms, Inc.(1)	65,522	901,583
Roper Technologies, Inc.	4,085	2,149,976
Salesforce, Inc.	60,825	15,586,406
SentinelOne, Inc., Class A(1)	15,438	291,161
ServiceNow, Inc.(1)	17,801	16,331,705
Sprinklr, Inc., Class A(1)	4,887	42,224
Strategy, Inc., Class A(1)	26,468	8,851,164
Synopsys, Inc.(1)	12,293	7,419,071
Telos Corp.(1)	2,835	17,520
Teradata Corp.(1)	16,631	348,918
UiPath, Inc., Class A(1)	48,387	538,063
Workday, Inc., Class A(1)	15,407	3,556,244
Xperi, Inc.(1)	15,018	90,108
Zoom Communications, Inc., Class A(1)	38,320	3,120,014
Zscaler, Inc.(1)	2,541	703,984
		679,400,988
Specialty Retail — 2.7%
1-800-Flowers.com, Inc., Class A(1)(2)	18,161	101,702
Abercrombie & Fitch Co., Class A(1)	36,107	3,377,088
Academy Sports & Outdoors, Inc.	42,226	2,261,202
Advance Auto Parts, Inc.	22,775	1,389,047
American Eagle Outfitters, Inc.	122,154	1,580,673
America's Car-Mart, Inc.(1)	1,072	48,036
Arhaus, Inc.(1)	34,949	409,952
Arko Corp.	31,775	158,875
Asbury Automotive Group, Inc.(1)	3,310	832,597
AutoNation, Inc.	14,307	3,134,378
AutoZone, Inc.(1)	1,161	4,874,493
Best Buy Co., Inc.	105,260	7,751,346
Buckle, Inc.	22,005	1,245,263
Build-A-Bear Workshop, Inc.	10,883	661,795
Burlington Stores, Inc.(1)	37,762	10,976,658
Caleres, Inc.	23,361	350,415
80

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
CarMax, Inc.	63,257	$3,880,817
Carvana Co.(1)	3,973	1,477,638
Cato Corp., Class A	1,679	6,901
Chewy, Inc., Class A(1)	27,963	1,145,365
Citi Trends, Inc.(1)	1,443	51,414
Designer Brands, Inc., Class A	27,383	101,591
Dick's Sporting Goods, Inc.	32,949	7,011,547
Five Below, Inc.(1)	23,780	3,450,478
Floor & Decor Holdings, Inc., Class A(1)	42,898	3,514,204
Foot Locker, Inc.(1)	38,083	940,650
GameStop Corp., Class A(1)	1,176	26,354
Gap, Inc.	163,547	3,599,669
Genesco, Inc.(1)	3,646	116,599
Group 1 Automotive, Inc.	791	367,641
Guess?, Inc.	20,600	346,286
Haverty Furniture Cos., Inc.	6,902	155,640
Home Depot, Inc.	130,211	52,965,928
Lands' End, Inc.(1)	5,235	75,175
Lithia Motors, Inc.	6,479	2,181,350
Lowe's Cos., Inc.	38,389	9,906,665
MarineMax, Inc.(1)	8,103	213,514
Murphy USA, Inc.	11,693	4,402,415
National Vision Holdings, Inc.(1)	9,853	226,028
ODP Corp.(1)	21,105	427,587
O'Reilly Automotive, Inc.(1)	69,539	7,209,804
Penske Automotive Group, Inc.	5,784	1,066,627
PetMed Express, Inc.(1)	2,475	7,598
Revolve Group, Inc.(1)	3,977	88,966
Ross Stores, Inc.	131,729	19,385,240
Sally Beauty Holdings, Inc.(1)	20,852	289,009
Shoe Carnival, Inc.	9,950	207,955
Signet Jewelers Ltd.	29,764	2,620,720
Sonic Automotive, Inc., Class A	7,184	590,453
Stitch Fix, Inc., Class A(1)	5,706	30,185
Tile Shop Holdings, Inc.(1)	1,000	6,210
TJX Cos., Inc.	326,908	44,658,902
Tractor Supply Co.	252,734	15,608,852
Ulta Beauty, Inc.(1)	25,584	12,606,004
Upbound Group, Inc.	24,548	623,765
Urban Outfitters, Inc.(1)	43,538	2,920,529
Valvoline, Inc.(1)	30,971	1,201,055
Victoria's Secret & Co.(1)	41,888	964,262
Williams-Sonoma, Inc.	76,086	14,318,624
Zumiez, Inc.(1)	5,824	100,115
		260,249,851
Technology Hardware, Storage and Peripherals — 4.9%
Apple, Inc.	1,886,065	437,831,129
Dell Technologies, Inc., Class C	20,876	2,550,003
Diebold Nixdorf, Inc.(1)	18,606	1,137,013
Eastman Kodak Co.(1)	8,541	50,392
Hewlett Packard Enterprise Co.	272,164	6,142,742
HP, Inc.	51,091	1,458,137
Immersion Corp.	13,351	94,258
81

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
IonQ, Inc.(1)(2)	876	$37,440
NetApp, Inc.	34,213	3,858,884
Pure Storage, Inc., Class A(1)	45,035	3,495,166
Sandisk Corp.(1)	56,627	2,971,219
Seagate Technology Holdings PLC	18,226	3,051,033
Super Micro Computer, Inc.(1)(2)	118,408	4,918,668
Western Digital Corp.	14,937	1,200,039
		468,796,123
Textiles, Apparel and Luxury Goods — 0.9%
Amer Sports, Inc.(1)	11,069	435,233
Birkenstock Holding PLC(1)	1,002	52,234
Capri Holdings Ltd.(1)	49,145	1,011,896
Carter's, Inc.	24,782	707,774
Columbia Sportswear Co.	15,363	856,026
Crocs, Inc.(1)	39,663	3,458,614
Deckers Outdoor Corp.(1)	80,470	9,626,626
Ermenegildo Zegna NV(2)	19,892	167,889
Figs, Inc., Class A(1)	34,477	243,063
G-III Apparel Group Ltd.(1)	28,440	767,880
Hanesbrands, Inc.(1)	81,794	516,120
Kontoor Brands, Inc.	40,721	3,145,697
Levi Strauss & Co., Class A	49,793	1,113,869
Lululemon Athletica, Inc.(1)	53,414	10,800,311
Movado Group, Inc.	6,084	111,155
NIKE, Inc., Class B	314,239	24,312,671
Oxford Industries, Inc.	10,091	444,509
PVH Corp.	25,034	2,110,867
Ralph Lauren Corp.	23,776	7,059,808
Rocky Brands, Inc.	2,868	87,273
Skechers USA, Inc., Class A(1)	48,688	3,071,239
Steven Madden Ltd.	37,031	1,075,380
Superior Group of Cos., Inc.	5,302	69,668
Tapestry, Inc.	123,168	12,540,966
Under Armour, Inc., Class A(1)	99,921	499,605
Under Armour, Inc., Class C(1)	68,329	336,179
Unifi, Inc.(1)	1,684	7,443
Vera Bradley, Inc.(1)	1,061	2,196
VF Corp.	286,500	4,334,745
Wolverine World Wide, Inc.	10,644	339,969
		89,306,905
Trading Companies and Distributors — 1.1%
Air Lease Corp.	71,993	4,334,699
Alta Equipment Group, Inc.	3,301	27,530
Applied Industrial Technologies, Inc.	13,415	3,535,926
BlueLinx Holdings, Inc.(1)	5,065	418,420
Boise Cascade Co.	22,806	1,984,122
DNOW, Inc.(1)	49,917	798,672
Fastenal Co.	339,391	16,854,157
FTAI Aviation Ltd.	50,318	7,741,424
GATX Corp.	23,891	4,021,094
Global Industrial Co.	6,809	254,180
GMS, Inc.(1)	20,171	2,217,398
Herc Holdings, Inc.	24,285	3,176,235
82

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Hudson Technologies, Inc.(1)	19,460	$197,714
Karat Packaging, Inc.	4,473	113,077
McGrath RentCorp	10,939	1,328,979
MRC Global, Inc.(1)	56,201	847,511
MSC Industrial Direct Co., Inc., Class A	27,413	2,473,475
NPK International, Inc.(1)	50,413	524,295
QXO, Inc.(1)	33,200	668,316
Rush Enterprises, Inc., Class A	26,765	1,536,311
Rush Enterprises, Inc., Class B	2,004	116,312
SiteOne Landscape Supply, Inc.(1)	8,557	1,225,705
Titan Machinery, Inc.(1)	9,617	192,340
United Rentals, Inc.	21,260	20,331,788
Watsco, Inc.	7,230	2,909,207
WESCO International, Inc.	28,344	6,231,145
Willis Lease Finance Corp.	336	49,957
WW Grainger, Inc.	17,515	17,751,453
		101,861,442
Water Utilities — 0.0%
American Water Works Co., Inc.	7,035	1,009,593
Artesian Resources Corp., Class A	2,811	93,185
California Water Service Group	5,742	269,472
Essential Utilities, Inc.	172	6,796
Global Water Resources, Inc.	7	67
Middlesex Water Co.	5,875	314,547
		1,693,660
Wireless Telecommunication Services — 0.3%
Array Digital Infrastructure, Inc.	4,248	228,670
Gogo, Inc.(1)	43,407	476,609
Telephone & Data Systems, Inc.	52,638	2,110,257
T-Mobile U.S., Inc.	119,313	30,065,683
		32,881,219
TOTAL COMMON STOCKS (Cost $7,081,667,831)		9,446,042,355
RIGHTS — 0.0%
Biotechnology — 0.0%
Akouos, Inc.(1)(2)	1,135	11
Chinook Therapeutics, Inc.(1)	8,349	83
Fusion Pharmaceuticals, Inc.(1)(2)	8,399	4,619
Icosavax, Inc.(1)	1,560	484
Mirati Therapeutics, Inc.(1)	5,654	3,958
Regulus Therapeutics, Inc.(1)	3,312	3,842
Sage Therapeutics, Inc.(1)	13,343	2,402
Verve Therapeutics, Inc.(1)	5,770	3,635
		19,034
Health Care Equipment and Supplies — 0.0%
ABIOMED, Inc.(1)	3,336	3,403
Pharmaceuticals — 0.0%
Albireo Pharma, Inc.(1)	1,606	3,453
CinCor Pharma, Inc.(1)	3,906	11,953
Concert Pharmaceuticals, Inc.(1)	2,660	984
		16,390
83

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Software — 0.0%
Gen Digital, Inc.(1)	3,721	$34,568
TOTAL RIGHTS (Cost $53,244)		73,395
ESCROW INTERESTS(3) — 0.0%
Diversified Telecommunication Services — 0.0%
GCI Liberty, Inc.(1) (Cost $—)	2,203	22
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	9,930,150	9,930,150
State Street Navigator Securities Lending Government Money Market Portfolio(4)	3,723,179	3,723,179
TOTAL SHORT-TERM INVESTMENTS (Cost $13,653,329)		13,653,329
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $7,095,374,404)		9,459,769,101
OTHER ASSETS AND LIABILITIES — 0.1%		5,955,598
TOTAL NET ASSETS — 100.0%		$9,465,724,699

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $17,281,947. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption, or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $18,279,825, which includes securities collateral of $14,556,646.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$9,446,042,355	—	—
Rights	73,395	—	—
Escrow Interests	—	$22	—
Short-Term Investments	13,653,329	—	—
	$9,459,769,079	$22	—

See Notes to Financial Statements.
84

Schedule of Investments - Avantis U.S. Large Cap Equity ETF
AUGUST 31, 2025

	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 1.5%
AeroVironment, Inc.(1)	410	$98,953
Archer Aviation, Inc., Class A(1)(2)	2,602	23,288
ATI, Inc.(1)	6,456	500,598
Axon Enterprise, Inc.(1)	448	334,786
Boeing Co.(1)	4,060	952,801
BWX Technologies, Inc.	4,095	663,554
Curtiss-Wright Corp.	469	224,252
General Dynamics Corp.	1,259	408,634
General Electric Co.	6,463	1,778,618
HEICO Corp.	167	52,107
HEICO Corp., Class A	301	73,748
Howmet Aerospace, Inc.	2,898	504,542
Huntington Ingalls Industries, Inc.	845	228,817
Kratos Defense & Security Solutions, Inc.(1)	2,613	172,040
L3Harris Technologies, Inc.	798	221,541
Leonardo DRS, Inc.	961	40,035
Loar Holdings, Inc.(1)	170	12,012
Lockheed Martin Corp.	2,375	1,082,121
Moog, Inc., Class A	375	73,444
Northrop Grumman Corp.	783	462,001
Rocket Lab Corp.(1)(2)	425	20,655
RTX Corp.	7,831	1,241,997
StandardAero, Inc.(1)	435	11,523
Textron, Inc.	3,799	304,528
TransDigm Group, Inc.	319	446,243
Woodward, Inc.	1,152	284,337
		10,217,175
Air Freight and Logistics — 0.5%
CH Robinson Worldwide, Inc.	2,024	260,489
Expeditors International of Washington, Inc.	5,118	616,924
FedEx Corp.	5,678	1,312,015
United Parcel Service, Inc., Class B	15,130	1,322,967
		3,512,395
Automobile Components — 0.2%
Aptiv PLC(1)	6,152	489,269
Autoliv, Inc.	3,383	419,729
BorgWarner, Inc.	9,281	396,856
Gentex Corp.	4,828	135,232
Lear Corp.	101	11,110
Mobileye Global, Inc., Class A(1)	253	3,544
Modine Manufacturing Co.(1)	502	68,337
QuantumScape Corp.(1)	121	959
		1,525,036
Automobiles — 1.2%
Ford Motor Co.	125,271	1,474,440
General Motors Co.	31,839	1,865,447
Lucid Group, Inc.(1)(2)	16,581	32,830
Rivian Automotive, Inc., Class A(1)	12,371	167,874
Tesla, Inc.(1)	13,460	4,493,890
85

Schedule of Investments - Avantis U.S. Large Cap Equity ETF

	Shares	Value
Thor Industries, Inc.	48	$5,261
		8,039,742
Banks — 4.3%
Bank of America Corp.	61,454	3,118,176
Bank OZK	1,655	86,838
BOK Financial Corp.	415	46,235
Cadence Bank	3,941	148,339
Citigroup, Inc.	23,144	2,235,016
Citizens Financial Group, Inc.	8,455	442,027
Columbia Banking System, Inc.	4,675	125,150
Comerica, Inc.	4,116	290,507
Commerce Bancshares, Inc.	3,677	227,753
Cullen/Frost Bankers, Inc.	1,775	229,028
East West Bancorp, Inc.	4,897	514,871
Fifth Third Bancorp	15,043	688,518
First Citizens BancShares, Inc., Class A	317	628,900
First Financial Bankshares, Inc.	78	2,899
First Horizon Corp.	12,351	279,133
FNB Corp.	183	3,054
Glacier Bancorp, Inc.	26	1,278
Home BancShares, Inc.	3,625	107,880
Huntington Bancshares, Inc.	30,941	551,059
JPMorgan Chase & Co.	33,812	10,191,613
KeyCorp	23,568	456,277
M&T Bank Corp.	2,955	595,905
Old National Bancorp	7,281	166,662
Pinnacle Financial Partners, Inc.	1,485	144,372
PNC Financial Services Group, Inc.	5,603	1,162,286
Popular, Inc.	1,815	228,037
Prosperity Bancshares, Inc.	1,656	114,479
Regions Financial Corp.	16,470	451,113
SouthState Corp.	1,689	172,379
Synovus Financial Corp.	3,658	188,789
Truist Financial Corp.	18,016	843,509
U.S. Bancorp	23,877	1,165,914
UMB Financial Corp.	1,302	158,714
United Bankshares, Inc.	278	10,659
Webster Financial Corp.	4,235	263,502
Wells Fargo & Co.	39,877	3,277,092
Western Alliance Bancorp	2,889	258,710
Wintrust Financial Corp.	2,202	302,313
Zions Bancorp NA	5,314	308,265
		30,187,251
Beverages — 0.9%
Brown-Forman Corp., Class A	244	7,405
Brown-Forman Corp., Class B	2,650	79,341
Celsius Holdings, Inc.(1)	7,012	440,915
Coca-Cola Co.	29,270	2,019,337
Coca-Cola Consolidated, Inc.	2,640	309,514
Constellation Brands, Inc., Class A	1,765	285,824
Keurig Dr. Pepper, Inc.	9,955	289,591
Molson Coors Beverage Co., Class B	4,555	229,982
Monster Beverage Corp.(1)	10,175	635,022
86

Schedule of Investments - Avantis U.S. Large Cap Equity ETF

	Shares	Value
PepsiCo, Inc.	10,758	$1,599,177
Primo Brands Corp., Class A	921	23,126
		5,919,234
Biotechnology — 1.8%
AbbVie, Inc.	16,086	3,384,494
ADMA Biologics, Inc.(1)	517	8,923
Alkermes PLC(1)	2,816	81,580
Alnylam Pharmaceuticals, Inc.(1)	537	239,776
Amgen, Inc.	4,895	1,408,341
Avidity Biosciences, Inc.(1)	127	5,916
Biogen, Inc.(1)	1,140	150,731
BioMarin Pharmaceutical, Inc.(1)	2,737	159,485
Bridgebio Pharma, Inc.(1)	1,336	69,151
CRISPR Therapeutics AG(1)(2)	81	4,198
Exelixis, Inc.(1)	12,751	477,142
Gilead Sciences, Inc.	30,642	3,461,627
Halozyme Therapeutics, Inc.(1)	2,895	211,769
Incyte Corp.(1)	2,641	223,455
Insmed, Inc.(1)	581	79,074
Ionis Pharmaceuticals, Inc.(1)	156	6,651
Krystal Biotech, Inc.(1)	216	31,903
Madrigal Pharmaceuticals, Inc.(1)	169	73,997
Moderna, Inc.(1)	2,768	66,681
Natera, Inc.(1)	706	118,785
Neurocrine Biosciences, Inc.(1)	2,038	284,505
Nuvalent, Inc., Class A(1)	189	14,474
Regeneron Pharmaceuticals, Inc.	972	564,440
Revolution Medicines, Inc.(1)	2,129	80,838
Roivant Sciences Ltd.(1)	6,898	82,293
Sarepta Therapeutics, Inc.(1)	397	7,225
Summit Therapeutics, Inc.(1)(2)	1,228	29,104
United Therapeutics Corp.(1)	1,104	336,455
Vaxcyte, Inc.(1)	1,023	31,498
Vertex Pharmaceuticals, Inc.(1)	2,886	1,128,484
		12,822,995
Broadline Retail — 4.2%
Amazon.com, Inc.(1)	108,287	24,797,723
Coupang, Inc.(1)	22,120	632,190
Dillard's, Inc., Class A	114	60,748
eBay, Inc.	14,064	1,274,339
Etsy, Inc.(1)	189	10,019
MercadoLibre, Inc.(1)	871	2,153,905
Ollie's Bargain Outlet Holdings, Inc.(1)	1,072	135,972
		29,064,896
Building Products — 0.8%
A.O. Smith Corp.	3,177	226,488
AAON, Inc.	1,599	132,637
Advanced Drainage Systems, Inc.	2,304	331,707
Allegion PLC	1,255	213,099
Armstrong World Industries, Inc.	2,110	413,075
Builders FirstSource, Inc.(1)	2,141	296,914
Carlisle Cos., Inc.	1,169	451,105
Carrier Global Corp.	3,482	227,026
87

Schedule of Investments - Avantis U.S. Large Cap Equity ETF

	Shares	Value
CSW Industrials, Inc.	146	$39,937
Fortune Brands Innovations, Inc.	1,110	64,957
Johnson Controls International PLC	3,314	354,234
Lennox International, Inc.	1,134	632,613
Masco Corp.	978	71,776
Owens Corning	3,211	482,196
Simpson Manufacturing Co., Inc.	955	182,520
Trane Technologies PLC	2,170	901,852
Trex Co., Inc.(1)	2,730	168,250
UFP Industries, Inc.	1,690	170,639
Zurn Elkay Water Solutions Corp.	2,917	132,315
		5,493,340
Capital Markets — 3.7%
Affiliated Managers Group, Inc.	118	26,529
Ameriprise Financial, Inc.	3,031	1,560,389
Ares Management Corp., Class A	803	143,898
Bank of New York Mellon Corp.	12,599	1,330,454
Blackrock, Inc.	1,081	1,218,438
Blackstone, Inc.	4,337	743,362
Blue Owl Capital, Inc.	1,936	35,855
Carlyle Group, Inc.	4,549	293,684
Cboe Global Markets, Inc.	1,212	285,971
Charles Schwab Corp.	21,311	2,042,446
CME Group, Inc.	3,950	1,052,715
Coinbase Global, Inc., Class A(1)	1,901	578,931
Evercore, Inc., Class A	820	263,671
FactSet Research Systems, Inc.	492	183,673
Franklin Resources, Inc.	6,248	160,324
Freedom Holding Corp.(1)	142	24,271
Goldman Sachs Group, Inc.	3,910	2,913,928
Hamilton Lane, Inc., Class A	653	100,784
Houlihan Lokey, Inc.	825	164,381
Interactive Brokers Group, Inc., Class A	3,518	218,960
Intercontinental Exchange, Inc.	2,214	390,992
Invesco Ltd.	5,484	120,045
Janus Henderson Group PLC	2,026	89,792
Jefferies Financial Group, Inc.	4,046	262,383
KKR & Co., Inc.	5,515	769,287
Lazard, Inc.	1,780	101,745
LPL Financial Holdings, Inc.	2,572	937,443
MarketAxess Holdings, Inc.	941	172,993
Moelis & Co., Class A	101	7,283
Moody's Corp.	1,476	752,406
Morgan Stanley	17,440	2,624,371
Morningstar, Inc.	61	16,008
MSCI, Inc.	456	258,880
Nasdaq, Inc.	1,877	177,827
Northern Trust Corp.	7,515	986,569
Piper Sandler Cos.	34	11,349
PJT Partners, Inc., Class A	2	358
Raymond James Financial, Inc.	5,091	862,619
Robinhood Markets, Inc., Class A(1)	10,870	1,130,806
S&P Global, Inc.	1,136	623,028
88

Schedule of Investments - Avantis U.S. Large Cap Equity ETF

	Shares	Value
SEI Investments Co.	3,443	$303,948
State Street Corp.	5,511	633,600
StepStone Group, Inc., Class A	6	372
Stifel Financial Corp.	2,548	293,759
T. Rowe Price Group, Inc.	5,115	550,476
TPG, Inc.	166	10,018
Tradeweb Markets, Inc., Class A	1,119	138,040
Virtu Financial, Inc., Class A	1,957	82,037
		25,651,098
Chemicals — 1.3%
Air Products & Chemicals, Inc.	3,528	1,037,620
Albemarle Corp.	1,337	113,538
Axalta Coating Systems Ltd.(1)	5,560	173,806
Balchem Corp.	192	31,121
CF Industries Holdings, Inc.	6,292	545,076
Corteva, Inc.	10,155	753,399
Dow, Inc.	16,451	405,188
DuPont de Nemours, Inc.	4,540	349,217
Eastman Chemical Co.	2,894	203,564
Ecolab, Inc.	1,680	465,427
Element Solutions, Inc.	878	22,582
FMC Corp.	3,130	122,383
International Flavors & Fragrances, Inc.	3,882	262,074
Linde PLC	3,037	1,452,567
LyondellBasell Industries NV, Class A	7,579	427,077
Mosaic Co.	11,922	398,195
NewMarket Corp.	422	348,977
PPG Industries, Inc.	3,145	349,818
RPM International, Inc.	2,822	353,625
Sherwin-Williams Co.	2,247	822,020
Westlake Corp.	739	64,899
		8,702,173
Commercial Services and Supplies — 0.5%
Casella Waste Systems, Inc., Class A(1)	726	71,554
Cintas Corp.	3,496	734,265
Clean Harbors, Inc.(1)	913	221,138
Copart, Inc.(1)	11,524	562,486
MSA Safety, Inc.	656	111,914
Republic Services, Inc.	1,080	252,687
Rollins, Inc.	3,992	225,708
Veralto Corp.	2,741	291,067
Waste Connections, Inc.	1,443	266,681
Waste Management, Inc.	3,451	781,272
		3,518,772
Communications Equipment — 0.8%
Arista Networks, Inc.(1)	13,017	1,777,471
Ciena Corp.(1)	2,655	249,490
Cisco Systems, Inc.	34,156	2,359,838
F5, Inc.(1)	832	260,533
Motorola Solutions, Inc.	2,257	1,066,342
Ubiquiti, Inc.	131	69,185
		5,782,859
89

Schedule of Investments - Avantis U.S. Large Cap Equity ETF

	Shares	Value
Construction and Engineering — 0.6%
AECOM	318	$39,715
API Group Corp.(1)	31	1,106
Comfort Systems USA, Inc.	1,368	962,224
Dycom Industries, Inc.(1)	1,387	350,176
EMCOR Group, Inc.	1,805	1,119,100
Fluor Corp.(1)	2,741	112,436
IES Holdings, Inc.(1)	487	170,114
MasTec, Inc.(1)	941	170,970
Primoris Services Corp.	218	25,844
Quanta Services, Inc.	1,442	545,018
Sterling Infrastructure, Inc.(1)	1,246	347,049
Valmont Industries, Inc.	934	342,890
WillScot Holdings Corp.	1,326	32,142
		4,218,784
Construction Materials — 0.4%
CRH PLC	8,184	924,383
Eagle Materials, Inc.	1,390	320,951
James Hardie Industries PLC(1)	1,346	27,095
Knife River Corp.(1)	961	77,841
Martin Marietta Materials, Inc.	923	568,937
Vulcan Materials Co.	1,884	548,545
		2,467,752
Consumer Finance — 1.2%
Ally Financial, Inc.	10,734	440,631
American Express Co.	6,965	2,307,365
Capital One Financial Corp.	14,602	3,317,867
Credit Acceptance Corp.(1)	144	74,121
FirstCash Holdings, Inc.	594	87,478
OneMain Holdings, Inc.	5,553	343,509
SLM Corp.	11,257	352,119
SoFi Technologies, Inc.(1)	17,419	444,881
Synchrony Financial	15,759	1,203,042
Upstart Holdings, Inc.(1)(2)	339	24,842
		8,595,855
Consumer Staples Distribution & Retail — 2.4%
BJ's Wholesale Club Holdings, Inc.(1)	5,748	561,465
Casey's General Stores, Inc.	1,080	534,082
Costco Wholesale Corp.	5,743	5,417,487
Dollar General Corp.	8,329	905,862
Dollar Tree, Inc.(1)	9,102	993,665
Kroger Co.	22,003	1,492,683
Maplebear, Inc.(1)	3,118	135,228
Performance Food Group Co.(1)	2,690	272,766
Sprouts Farmers Market, Inc.(1)	4,488	630,744
Sysco Corp.	6,360	511,789
Target Corp.	11,285	1,083,134
U.S. Foods Holding Corp.(1)	1,398	108,485
Walmart, Inc.	41,424	4,017,299
		16,664,689
Containers and Packaging — 0.4%
Amcor PLC	23,207	200,276
AptarGroup, Inc.	1,769	246,369
90

Schedule of Investments - Avantis U.S. Large Cap Equity ETF

	Shares	Value
Avery Dennison Corp.	1,054	$180,919
Ball Corp.	3,905	205,559
Crown Holdings, Inc.	1,509	149,964
Graphic Packaging Holding Co.	14,013	312,070
International Paper Co.	11,032	548,070
Packaging Corp. of America	2,778	605,493
Silgan Holdings, Inc.	258	12,105
Smurfit WestRock PLC	8,668	410,517
		2,871,342
Distributors — 0.1%
Genuine Parts Co.	2,136	297,609
LKQ Corp.	2,517	82,104
Pool Corp.	1,091	338,985
		718,698
Diversified Consumer Services — 0.1%
ADT, Inc.	5,427	47,269
Duolingo, Inc.(1)	267	79,529
Grand Canyon Education, Inc.(1)	751	151,379
H&R Block, Inc.	2,000	100,700
Service Corp. International	1,843	146,058
Stride, Inc.(1)	2,217	361,792
		886,727
Diversified Telecommunication Services — 1.1%
AST SpaceMobile, Inc.(1)(2)	376	18,401
AT&T, Inc.	130,340	3,817,659
Frontier Communications Parent, Inc.(1)	6,799	252,107
GCI Liberty, Inc., Class A(1)	31	1,157
GCI Liberty, Inc., Class C(1)	458	16,781
Liberty Global Ltd., Class A(1)	38	446
Liberty Global Ltd., Class C(1)	30	359
Verizon Communications, Inc.	73,996	3,272,843
		7,379,753
Electric Utilities — 1.4%
Alliant Energy Corp.	2,559	166,514
American Electric Power Co., Inc.	9,479	1,052,359
Constellation Energy Corp.	3,201	985,844
Duke Energy Corp.	5,650	692,068
Edison International	7,391	414,857
Entergy Corp.	9,783	861,784
Evergy, Inc.	4,725	336,703
Eversource Energy	6,327	405,371
Exelon Corp.	17,731	774,490
FirstEnergy Corp.	4,090	178,406
IDACORP, Inc.	1,288	161,129
NextEra Energy, Inc.	6,076	437,776
NRG Energy, Inc.	2,807	408,587
OGE Energy Corp.	4,894	218,566
PG&E Corp.	36,063	551,043
Pinnacle West Capital Corp.	3,381	302,126
Portland General Electric Co.	55	2,353
PPL Corp.	12,143	442,855
Southern Co.	9,227	851,652
91

Schedule of Investments - Avantis U.S. Large Cap Equity ETF

	Shares	Value
Xcel Energy, Inc.	9,858	$713,621
		9,958,104
Electrical Equipment — 0.9%
Acuity, Inc.	696	227,223
AMETEK, Inc.	2,242	414,322
Bloom Energy Corp., Class A(1)(2)	557	29,487
Eaton Corp. PLC	2,352	821,177
Emerson Electric Co.	3,371	444,972
GE Vernova, Inc.	3,244	1,988,475
Generac Holdings, Inc.(1)	1,499	277,690
Hubbell, Inc.	525	226,270
NEXTracker, Inc., Class A(1)	7,240	486,962
NuScale Power Corp.(1)	260	9,009
nVent Electric PLC	2,209	199,671
Rockwell Automation, Inc.	974	334,501
Vertiv Holdings Co., Class A	7,676	979,074
		6,438,833
Electronic Equipment, Instruments and Components — 1.2%
Advanced Energy Industries, Inc.	44	6,586
Amphenol Corp., Class A	11,302	1,230,336
Arrow Electronics, Inc.(1)	2,636	333,006
Badger Meter, Inc.	685	125,300
CDW Corp.	1,589	261,804
Cognex Corp.	1,455	63,933
Coherent Corp.(1)	1,501	135,795
Corning, Inc.	12,463	835,395
Fabrinet(1)	737	244,161
Flex Ltd.(1)	17,944	962,157
Itron, Inc.(1)	774	95,156
Jabil, Inc.	4,828	988,919
Keysight Technologies, Inc.(1)	2,310	377,523
Littelfuse, Inc.	768	199,549
Ralliant Corp.(1)	412	17,226
Sanmina Corp.(1)	146	17,158
TD SYNNEX Corp.	1,572	232,766
TE Connectivity PLC	6,614	1,365,791
Teledyne Technologies, Inc.(1)	450	242,176
Trimble, Inc.(1)	2,486	200,919
Vontier Corp.	435	18,666
Zebra Technologies Corp., Class A(1)	314	99,566
		8,053,888
Energy Equipment and Services — 0.5%
Baker Hughes Co.	24,071	1,092,823
Halliburton Co.	25,068	569,796
NOV, Inc.	4,493	59,712
Schlumberger NV	27,232	1,003,227
TechnipFMC PLC	18,204	669,179
		3,394,737
Entertainment — 1.3%
Electronic Arts, Inc.	2,176	374,163
Liberty Media Corp.-Liberty Formula One, Class A(1)	257	23,161
Liberty Media Corp.-Liberty Formula One, Class C(1)	3,262	325,874
Liberty Media Corp.-Liberty Live, Class A(1)	663	62,733
92

Schedule of Investments - Avantis U.S. Large Cap Equity ETF

	Shares	Value
Liberty Media Corp.-Liberty Live, Class C(1)	1,768	$172,168
Live Nation Entertainment, Inc.(1)	2,246	373,936
Netflix, Inc.(1)	3,923	4,739,965
ROBLOX Corp., Class A(1)	2,424	302,006
Roku, Inc.(1)	1,867	180,277
Take-Two Interactive Software, Inc.(1)	1,554	362,502
TKO Group Holdings, Inc.	257	48,717
Walt Disney Co.	15,320	1,813,582
Warner Bros Discovery, Inc.(1)	41,886	487,553
		9,266,637
Financial Services — 3.1%
Affirm Holdings, Inc.(1)	2,685	237,515
Apollo Global Management, Inc.	5,688	774,876
Berkshire Hathaway, Inc., Class B(1)	9,996	5,027,788
Block, Inc.(1)	5,812	462,868
Corebridge Financial, Inc.	11,233	390,571
Corpay, Inc.(1)	713	232,203
Enact Holdings, Inc.	477	17,959
Equitable Holdings, Inc.	10,372	552,413
Essent Group Ltd.	2,691	168,833
Fidelity National Information Services, Inc.	2,621	182,972
Fiserv, Inc.(1)	2,426	335,225
Global Payments, Inc.	746	66,260
Jack Henry & Associates, Inc.	1,442	235,421
Jackson Financial, Inc., Class A	3,604	356,075
Mastercard, Inc., Class A	8,174	4,865,900
MGIC Investment Corp.	9,567	266,250
Mr. Cooper Group, Inc.(1)	1,426	268,844
PayPal Holdings, Inc.(1)	11,670	819,117
PennyMac Financial Services, Inc.	50	5,505
Shift4 Payments, Inc., Class A(1)(2)	693	62,668
Toast, Inc., Class A(1)	4,208	189,781
Visa, Inc., Class A	16,576	5,831,105
Voya Financial, Inc.	1,988	149,279
WEX, Inc.(1)	303	51,919
		21,551,347
Food Products — 0.6%
Archer-Daniels-Midland Co.	10,953	686,096
Bunge Global SA	4,598	387,244
Cal-Maine Foods, Inc.	319	36,889
Darling Ingredients, Inc.(1)	1,644	55,830
Freshpet, Inc.(1)	363	20,263
General Mills, Inc.	2,699	133,142
Hershey Co.	3,967	728,936
Hormel Foods Corp.	4,265	108,502
Ingredion, Inc.	2,917	377,868
Kellanova	1,843	146,518
Kraft Heinz Co.	10,642	297,657
Lamb Weston Holdings, Inc.	2,853	164,133
Marzetti Co.	267	48,754
McCormick & Co., Inc.	1,004	70,651
Mondelez International, Inc., Class A	8,330	511,795
Pilgrim's Pride Corp.	2,033	90,367
93

Schedule of Investments - Avantis U.S. Large Cap Equity ETF

	Shares	Value
Smithfield Foods, Inc.	2,051	$52,157
Tyson Foods, Inc., Class A	4,621	262,380
WK Kellogg Co.	53	1,215
		4,180,397
Gas Utilities — 0.1%
Atmos Energy Corp.	1,799	298,868
National Fuel Gas Co.	2,807	243,479
New Jersey Resources Corp.	363	17,166
Southwest Gas Holdings, Inc.	884	70,614
UGI Corp.	3,165	109,636
		739,763
Ground Transportation — 1.5%
Avis Budget Group, Inc.(1)(2)	95	15,032
CSX Corp.	51,307	1,667,991
JB Hunt Transport Services, Inc.	2,939	426,126
Knight-Swift Transportation Holdings, Inc.	2,862	125,642
Landstar System, Inc.	1,026	135,771
Lyft, Inc., Class A(1)	21,316	345,745
Norfolk Southern Corp.	6,103	1,708,718
Old Dominion Freight Line, Inc.	5,076	766,324
Ryder System, Inc.	1,944	364,539
Saia, Inc.(1)	781	231,535
Uber Technologies, Inc.(1)	18,074	1,694,437
U-Haul Holding Co.(1)(2)	50	2,877
U-Haul Holding Co.	2,008	104,898
Union Pacific Corp.	12,646	2,827,266
XPO, Inc.(1)	1,195	154,991
		10,571,892
Health Care Equipment and Supplies — 1.7%
Abbott Laboratories	14,597	1,936,438
Align Technology, Inc.(1)	1,205	171,062
Baxter International, Inc.	6,432	158,806
Becton Dickinson & Co.	1,342	258,979
Boston Scientific Corp.(1)	8,202	865,311
Cooper Cos., Inc.(1)	2,466	166,196
Dexcom, Inc.(1)	13,542	1,020,254
Edwards Lifesciences Corp.(1)	7,891	641,854
Envista Holdings Corp.(1)	5	106
GE HealthCare Technologies, Inc.	1,946	143,479
Globus Medical, Inc., Class A(1)	3,138	192,265
Hologic, Inc.(1)	2,006	134,643
IDEXX Laboratories, Inc.(1)	1,788	1,156,997
Insulet Corp.(1)	842	286,179
Intuitive Surgical, Inc.(1)	2,172	1,027,997
Lantheus Holdings, Inc.(1)	3,111	170,794
Masimo Corp.(1)	2,655	370,930
Medtronic PLC	8,501	788,978
Merit Medical Systems, Inc.(1)	869	78,679
Penumbra, Inc.(1)	461	125,687
ResMed, Inc.	1,791	491,647
Solventum Corp.(1)	463	33,841
STERIS PLC	1,328	325,440
Stryker Corp.	1,824	713,932
94

Schedule of Investments - Avantis U.S. Large Cap Equity ETF

	Shares	Value
Teleflex, Inc.	496	$62,699
Zimmer Biomet Holdings, Inc.	2,814	298,565
		11,621,758
Health Care Providers and Services — 1.0%
Cardinal Health, Inc.	1,768	263,043
Cencora, Inc.	2,597	757,311
Centene Corp.(1)	14,973	434,816
Chemed Corp.	235	107,618
Cigna Group	1,056	317,719
CorVel Corp.(1)	1,075	95,729
CVS Health Corp.	4,558	333,418
DaVita, Inc.(1)	431	59,374
Elevance Health, Inc.	2,483	791,208
Encompass Health Corp.	2,259	275,056
Ensign Group, Inc.	1,287	221,081
Guardant Health, Inc.(1)	919	61,959
HCA Healthcare, Inc.	978	395,073
HealthEquity, Inc.(1)	9	804
Henry Schein, Inc.(1)	4	278
Hims & Hers Health, Inc.(1)(2)	3,474	147,124
Humana, Inc.	1,290	391,721
Labcorp Holdings, Inc.	1,072	298,005
McKesson Corp.	794	545,192
Molina Healthcare, Inc.(1)	1,227	221,878
Quest Diagnostics, Inc.	448	81,375
Tenet Healthcare Corp.(1)	173	31,889
UnitedHealth Group, Inc.	3,179	985,077
Universal Health Services, Inc., Class B	1,960	355,897
		7,172,645
Health Care Technology — 0.1%
Doximity, Inc., Class A(1)	1,660	112,780
Veeva Systems, Inc., Class A(1)	1,692	455,487
		568,267
Hotels, Restaurants and Leisure — 2.1%
Airbnb, Inc., Class A(1)	4,118	537,523
Aramark	704	27,533
Booking Holdings, Inc.	164	918,244
Boyd Gaming Corp.	2,962	254,317
Brinker International, Inc.	1,709	266,570
Carnival Corp.(1)	37,042	1,181,269
Chipotle Mexican Grill, Inc.(1)	27,850	1,173,599
Choice Hotels International, Inc.	442	52,854
Churchill Downs, Inc.	766	79,457
Darden Restaurants, Inc.	3,039	628,891
Domino's Pizza, Inc.	270	123,741
DoorDash, Inc., Class A(1)	2,712	665,118
DraftKings, Inc., Class A(1)	1,390	66,692
Dutch Bros, Inc., Class A(1)	1,703	122,327
Expedia Group, Inc.	1,703	365,804
Flutter Entertainment PLC(1)	617	189,524
Hilton Worldwide Holdings, Inc.	1,503	414,918
Hyatt Hotels Corp., Class A	95	13,707
Las Vegas Sands Corp.	12,071	695,652
95

Schedule of Investments - Avantis U.S. Large Cap Equity ETF

	Shares	Value
Life Time Group Holdings, Inc.(1)	2,970	$82,922
Light & Wonder, Inc., Class A(1)	1,353	125,112
Marriott International, Inc., Class A	1,309	350,629
McDonald's Corp.	3,545	1,111,499
MGM Resorts International(1)	1,855	73,625
Norwegian Cruise Line Holdings Ltd.(1)	22,234	552,293
Planet Fitness, Inc., Class A(1)	595	62,356
Red Rock Resorts, Inc., Class A	191	11,817
Royal Caribbean Cruises Ltd.	7,812	2,837,475
Shake Shack, Inc., Class A(1)	94	9,964
Starbucks Corp.	6,530	575,881
Super Group SGHC Ltd.	732	8,513
Texas Roadhouse, Inc.	2,940	507,297
Vail Resorts, Inc.	439	71,908
Viking Holdings Ltd.(1)	283	18,005
Wingstop, Inc.	188	61,687
Wyndham Hotels & Resorts, Inc.	1,064	92,153
Wynn Resorts Ltd.	499	63,248
Yum! Brands, Inc.	1,924	282,770
		14,676,894
Household Durables — 0.7%
Champion Homes, Inc.(1)	749	56,520
DR Horton, Inc.	4,521	766,219
Garmin Ltd.	2,575	622,686
Installed Building Products, Inc.	91	23,826
Lennar Corp., B Shares	172	21,875
Lennar Corp., Class A	5,210	693,659
Meritage Homes Corp.	16	1,243
Mohawk Industries, Inc.(1)	1,652	219,204
NVR, Inc.(1)	51	414,000
PulteGroup, Inc.	5,476	722,942
SharkNinja, Inc.(1)	920	107,603
Somnigroup International, Inc.	3,218	270,151
Taylor Morrison Home Corp.(1)	1,848	124,500
Toll Brothers, Inc.	2,948	409,772
TopBuild Corp.(1)	313	131,698
		4,585,898
Household Products — 0.7%
Church & Dwight Co., Inc.	3,180	296,249
Clorox Co.	1,584	187,229
Colgate-Palmolive Co.	11,677	981,685
Kimberly-Clark Corp.	6,075	784,526
Procter & Gamble Co.	14,709	2,309,901
		4,559,590
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp.	24,462	331,215
Clearway Energy, Inc., Class A	95	2,678
Clearway Energy, Inc., Class C	1,595	47,547
Ormat Technologies, Inc.	48	4,411
Talen Energy Corp.(1)	2,300	871,516
Vistra Corp.	7,759	1,467,305
		2,724,672
96

Schedule of Investments - Avantis U.S. Large Cap Equity ETF

	Shares	Value
Industrial Conglomerates — 0.3%
3M Co.	5,688	$884,655
Honeywell International, Inc.	4,328	949,996
		1,834,651
Insurance — 3.6%
Aflac, Inc.	9,418	1,006,407
Allstate Corp.	7,083	1,441,036
American Financial Group, Inc.	2,686	364,920
American International Group, Inc.	15,635	1,271,438
Aon PLC, Class A	1,691	620,597
Arch Capital Group Ltd.	9,223	844,181
Arthur J Gallagher & Co.	2,222	672,710
Assurant, Inc.	1,819	392,195
Assured Guaranty Ltd.	40	3,288
Axis Capital Holdings Ltd.	4,074	401,615
Brown & Brown, Inc.	1,066	103,349
Chubb Ltd.	4,509	1,240,291
Cincinnati Financial Corp.	2,806	431,002
CNA Financial Corp.	317	15,707
Erie Indemnity Co., Class A	388	137,499
Everest Group Ltd.	928	317,265
F&G Annuities & Life, Inc.	11	380
Fidelity National Financial, Inc.	7,446	445,792
First American Financial Corp.	2,307	152,262
Globe Life, Inc.	3,778	528,731
Hanover Insurance Group, Inc.	1,244	215,809
Hartford Insurance Group, Inc.	10,340	1,368,085
Kinsale Capital Group, Inc.	664	303,747
Lincoln National Corp.	7,166	307,636
Loews Corp.	4,580	443,344
Markel Group, Inc.(1)	447	875,700
Marsh & McLennan Cos., Inc.	2,355	484,683
MetLife, Inc.	15,171	1,234,313
Old Republic International Corp.	7,459	298,136
Primerica, Inc.	1,553	418,285
Principal Financial Group, Inc.	6,768	544,892
Progressive Corp.	11,057	2,731,742
Prudential Financial, Inc.	9,505	1,042,318
Reinsurance Group of America, Inc.	1,730	336,987
RenaissanceRe Holdings Ltd.	2,195	533,363
RLI Corp.	2,133	144,468
Ryan Specialty Holdings, Inc.	834	47,146
Selective Insurance Group, Inc.	772	60,394
Travelers Cos., Inc.	6,915	1,877,492
Unum Group	7,076	494,329
W.R. Berkley Corp.	6,978	500,253
Willis Towers Watson PLC	544	177,774
		24,831,561
Interactive Media and Services — 6.3%
Alphabet, Inc., Class A	61,696	13,135,695
Alphabet, Inc., Class C	49,901	10,655,360
Match Group, Inc.	2,042	76,248
Meta Platforms, Inc., Class A	26,368	19,478,042
97

Schedule of Investments - Avantis U.S. Large Cap Equity ETF

	Shares	Value
Pinterest, Inc., Class A(1)	6,979	$255,641
Reddit, Inc., Class A(1)	1,378	310,160
Snap, Inc., Class A(1)	3,840	27,418
		43,938,564
IT Services — 1.1%
Accenture PLC, Class A	5,886	1,530,183
Akamai Technologies, Inc.(1)	2,689	212,781
Amdocs Ltd.	1,602	137,083
Cloudflare, Inc., Class A(1)	2,708	565,187
Cognizant Technology Solutions Corp., Class A	9,189	663,905
EPAM Systems, Inc.(1)	1,100	193,996
Gartner, Inc.(1)	1,092	274,300
Globant SA(1)	428	28,787
GoDaddy, Inc., Class A(1)	2,251	333,846
International Business Machines Corp.	8,670	2,111,058
Kyndryl Holdings, Inc.(1)	12,858	408,756
MongoDB, Inc.(1)	810	255,644
Okta, Inc.(1)	1,378	127,837
Snowflake, Inc., Class A(1)	2,714	647,723
Twilio, Inc., Class A(1)	1,965	207,524
VeriSign, Inc.	771	210,768
		7,909,378
Leisure Products — 0.0%
Hasbro, Inc.	1,241	100,732
Mattel, Inc.(1)	13,631	249,447
		350,179
Life Sciences Tools and Services — 0.5%
Agilent Technologies, Inc.	2,782	349,586
Avantor, Inc.(1)	18	242
Bio-Rad Laboratories, Inc., Class A(1)	287	85,492
Bio-Techne Corp.	1,194	65,228
Bruker Corp.	1,271	43,189
Charles River Laboratories International, Inc.(1)	307	50,136
Danaher Corp.	2,889	594,614
Illumina, Inc.(1)	3,298	329,668
IQVIA Holdings, Inc.(1)	933	178,026
Medpace Holdings, Inc.(1)	397	188,778
Mettler-Toledo International, Inc.(1)	123	160,028
Repligen Corp.(1)	517	63,239
Revvity, Inc.	827	74,521
Thermo Fisher Scientific, Inc.	1,488	733,167
Waters Corp.(1)	1,145	345,561
West Pharmaceutical Services, Inc.	1,225	302,514
		3,563,989
Machinery — 2.3%
AGCO Corp.	2,657	287,461
Allison Transmission Holdings, Inc.	972	84,865
Caterpillar, Inc.	8,815	3,693,838
Chart Industries, Inc.(1)	10	1,994
Crane Co.	724	134,157
Cummins, Inc.	2,061	821,185
Deere & Co.	5,530	2,646,879
Donaldson Co., Inc.	4,042	322,026
98

Schedule of Investments - Avantis U.S. Large Cap Equity ETF

	Shares	Value
Dover Corp.	1,394	$249,331
Esab Corp.	313	36,111
Federal Signal Corp.	1,084	133,321
Flowserve Corp.	1,791	96,105
Fortive Corp.	1,263	60,447
Gates Industrial Corp. PLC(1)	4,960	126,778
Graco, Inc.	3,646	311,332
IDEX Corp.	460	75,670
Illinois Tool Works, Inc.	3,522	932,097
Ingersoll Rand, Inc.	2,277	180,862
ITT, Inc.	1,468	249,927
JBT Marel Corp.	755	108,184
Lincoln Electric Holdings, Inc.	1,993	483,562
Middleby Corp.(1)	1,269	173,663
Mueller Industries, Inc.	3,624	347,687
Oshkosh Corp.	1,966	274,001
Otis Worldwide Corp.	2,540	219,405
PACCAR, Inc.	11,876	1,187,362
Parker-Hannifin Corp.	1,012	768,462
Pentair PLC	989	106,347
RBC Bearings, Inc.(1)	396	154,424
Snap-on, Inc.	1,442	468,996
SPX Technologies, Inc.(1)	594	111,143
Stanley Black & Decker, Inc.	986	73,250
Timken Co.	829	64,024
Toro Co.	3,315	268,714
Watts Water Technologies, Inc., Class A	702	194,384
Westinghouse Air Brake Technologies Corp.	1,255	242,842
Xylem, Inc.	2,214	313,414
		16,004,250
Marine Transportation — 0.0%
Kirby Corp.(1)	1,548	150,466
Media — 0.6%
Charter Communications, Inc., Class A(1)	989	262,659
Comcast Corp., Class A	60,475	2,054,336
EchoStar Corp., Class A(1)	4,130	255,193
Fox Corp., Class A	5,087	303,694
Fox Corp., Class B	3,076	167,796
Liberty Broadband Corp., Class A(1)	159	9,646
Liberty Broadband Corp., Class C(1)	2,399	146,003
New York Times Co., Class A	3,362	201,182
News Corp., Class A	5,864	172,460
News Corp., Class B	1,302	44,099
Nexstar Media Group, Inc., Class A	287	58,700
Omnicom Group, Inc.	585	45,823
Paramount Skydance Corp., Class B(1)	12,649	185,940
Trade Desk, Inc., Class A(1)	2,283	124,789
		4,032,320
Metals and Mining — 0.7%
Alcoa Corp.	3,107	100,014
Carpenter Technology Corp.	1,653	398,175
Coeur Mining, Inc.(1)	24,888	327,277
Commercial Metals Co.	3,782	218,108
99

Schedule of Investments - Avantis U.S. Large Cap Equity ETF

	Shares	Value
Freeport-McMoRan, Inc.	40,569	$1,801,263
MP Materials Corp.(1)(2)	428	30,448
Newmont Corp.	2,339	174,022
Nucor Corp.	6,232	926,885
Reliance, Inc.	1,204	355,975
Royal Gold, Inc.	1,405	252,310
Steel Dynamics, Inc.	4,248	556,148
		5,140,625
Multi-Utilities — 0.6%
Ameren Corp.	3,429	342,146
CenterPoint Energy, Inc.	8,171	308,128
CMS Energy Corp.	5,860	419,400
Consolidated Edison, Inc.	5,289	519,538
Dominion Energy, Inc.	14,654	877,775
DTE Energy Co.	3,292	449,852
NiSource, Inc.	7,802	329,791
Public Service Enterprise Group, Inc.	3,925	323,145
Sempra	4,057	334,946
WEC Energy Group, Inc.	1,939	206,523
		4,111,244
Oil, Gas and Consumable Fuels — 4.8%
Antero Midstream Corp.	13,243	235,593
Antero Resources Corp.(1)	6,496	207,352
APA Corp.	13,594	315,653
Cheniere Energy, Inc.	7,246	1,752,228
Chevron Corp.	31,744	5,098,086
Chord Energy Corp.	2,363	259,670
Comstock Resources, Inc.(1)(2)	1,619	26,115
ConocoPhillips	26,343	2,607,167
Coterra Energy, Inc.	26,617	650,520
Devon Energy Corp.	21,912	791,023
Diamondback Energy, Inc.	4,769	709,436
DT Midstream, Inc.	1,982	206,485
EOG Resources, Inc.	14,940	1,864,811
EQT Corp.	13,037	675,838
Expand Energy Corp.	5,699	551,549
Exxon Mobil Corp.	55,706	6,366,639
Hess Midstream LP, Class A	5,876	242,091
HF Sinclair Corp.	5,573	283,554
Kinder Morgan, Inc.	22,265	600,710
Kinetik Holdings, Inc.	28	1,171
Marathon Petroleum Corp.	7,091	1,274,324
Matador Resources Co.	5,778	290,980
Occidental Petroleum Corp.	20,343	968,530
ONEOK, Inc.	9,816	749,746
Ovintiv, Inc.	11,863	499,670
Permian Resources Corp.	29,156	416,639
Phillips 66	6,076	811,632
Range Resources Corp.	9,493	325,325
Targa Resources Corp.	8,023	1,345,939
Texas Pacific Land Corp.	455	424,733
Valero Energy Corp.	8,222	1,249,826
Viper Energy, Inc., Class A	1,694	67,497
100

Schedule of Investments - Avantis U.S. Large Cap Equity ETF

	Shares	Value
Williams Cos., Inc.	28,680	$1,659,998
		33,530,530
Paper and Forest Products — 0.0%
Louisiana-Pacific Corp.	3,040	289,134
Passenger Airlines — 0.6%
Alaska Air Group, Inc.(1)	6,700	420,626
American Airlines Group, Inc.(1)	5,039	67,372
Delta Air Lines, Inc.	25,596	1,581,321
Joby Aviation, Inc.(1)(2)	5,300	74,995
Southwest Airlines Co.	10,927	359,498
United Airlines Holdings, Inc.(1)	14,587	1,531,635
		4,035,447
Personal Care Products — 0.1%
BellRing Brands, Inc.(1)	896	36,781
elf Beauty, Inc.(1)	171	21,375
Estee Lauder Cos., Inc., Class A	3,396	311,515
Kenvue, Inc.	14,956	309,739
		679,410
Pharmaceuticals — 2.3%
Bristol-Myers Squibb Co.	20,715	977,334
Corcept Therapeutics, Inc.(1)	1,789	124,729
Elanco Animal Health, Inc.(1)	4,433	81,345
Eli Lilly & Co.	5,928	4,342,734
Jazz Pharmaceuticals PLC(1)	3,024	386,316
Johnson & Johnson	27,793	4,924,086
Merck & Co., Inc.	23,650	1,989,438
Pfizer, Inc.	57,559	1,425,161
Royalty Pharma PLC, Class A	6,935	249,521
Viatris, Inc.	41,245	435,135
Zoetis, Inc.	7,654	1,197,086
		16,132,885
Professional Services — 0.8%
Amentum Holdings, Inc.(1)	149	3,718
Automatic Data Processing, Inc.	5,276	1,604,168
Booz Allen Hamilton Holding Corp.	1,117	121,440
Broadridge Financial Solutions, Inc.	1,329	339,719
Equifax, Inc.	479	117,978
ExlService Holdings, Inc.(1)	2,763	120,964
FTI Consulting, Inc.(1)	404	68,131
Genpact Ltd.	3,782	171,476
Jacobs Solutions, Inc.	403	58,931
KBR, Inc.	975	49,198
Leidos Holdings, Inc.	678	122,664
Parsons Corp.(1)	362	28,996
Paychex, Inc.	5,256	732,975
Paycom Software, Inc.	2,277	517,221
Paylocity Holding Corp.(1)	736	131,913
Robert Half, Inc.	2,997	111,848
SS&C Technologies Holdings, Inc.	937	83,074
TransUnion	756	66,830
UL Solutions, Inc., Class A	1,493	94,313
Verisk Analytics, Inc.	2,543	681,829
		5,227,386
101

Schedule of Investments - Avantis U.S. Large Cap Equity ETF

	Shares	Value
Real Estate Management and Development — 0.2%
CBRE Group, Inc., Class A(1)	3,152	$511,002
CoStar Group, Inc.(1)	4,175	373,621
Jones Lang LaSalle, Inc.(1)	743	227,038
Landbridge Co. LLC, Class A	65	3,455
Zillow Group, Inc., Class A(1)	374	30,474
Zillow Group, Inc., Class C(1)	1,746	147,205
		1,292,795
Semiconductors and Semiconductor Equipment — 10.6%
Advanced Micro Devices, Inc.(1)	15,196	2,471,325
Allegro MicroSystems, Inc.(1)	502	15,487
Amkor Technology, Inc.	3,574	86,455
Analog Devices, Inc.	4,620	1,161,052
Applied Materials, Inc.	11,343	1,823,501
Astera Labs, Inc.(1)	567	103,307
Broadcom, Inc.	43,159	12,835,055
Cirrus Logic, Inc.(1)	477	54,469
Credo Technology Group Holding Ltd.(1)	306	37,655
Enphase Energy, Inc.(1)	335	12,630
First Solar, Inc.(1)	2,246	438,397
GLOBALFOUNDRIES, Inc.(1)	1,434	47,881
Intel Corp.(1)	46,814	1,139,921
KLA Corp.	2,631	2,294,232
Lam Research Corp.	30,861	3,090,729
Lattice Semiconductor Corp.(1)	748	49,652
MACOM Technology Solutions Holdings, Inc.(1)	536	68,688
Marvell Technology, Inc.	8,118	510,338
Microchip Technology, Inc.	4,950	321,750
Micron Technology, Inc.	18,192	2,165,030
Monolithic Power Systems, Inc.	514	429,581
NVIDIA Corp.	220,585	38,421,495
NXP Semiconductors NV	2,301	540,390
ON Semiconductor Corp.(1)	12,949	642,141
Onto Innovation, Inc.(1)	527	55,862
Qorvo, Inc.(1)	1,636	148,385
QUALCOMM, Inc.	13,407	2,154,907
Rambus, Inc.(1)	2,137	157,647
SiTime Corp.(1)	23	5,558
Skyworks Solutions, Inc.	5,787	433,678
Teradyne, Inc.	2,965	350,582
Texas Instruments, Inc.	8,630	1,747,402
Universal Display Corp.	597	82,738
		73,897,920
Software — 9.2%
ACI Worldwide, Inc.(1)	1,031	50,880
Adobe, Inc.(1)	4,038	1,440,355
Appfolio, Inc., Class A(1)	247	68,513
AppLovin Corp., Class A(1)	3,842	1,838,743
Atlassian Corp., Class A(1)	1,510	268,448
Aurora Innovation, Inc.(1)	14,783	83,228
Autodesk, Inc.(1)	2,068	650,800
Bentley Systems, Inc., Class B	1,176	65,444
Bill Holdings, Inc.(1)	1,093	50,737
102

Schedule of Investments - Avantis U.S. Large Cap Equity ETF

	Shares	Value
Box, Inc., Class A(1)	116	$3,785
Cadence Design Systems, Inc.(1)	2,561	897,451
Clearwater Analytics Holdings, Inc., Class A(1)	2,540	52,502
Commvault Systems, Inc.(1)	830	154,915
Confluent, Inc., Class A(1)	1,615	32,074
Crowdstrike Holdings, Inc., Class A(1)	2,235	946,969
Datadog, Inc., Class A(1)	2,862	391,178
Docusign, Inc.(1)	3,194	244,852
Dolby Laboratories, Inc., Class A	962	68,956
Dropbox, Inc., Class A(1)	1,500	43,590
D-Wave Quantum, Inc.(1)(2)	397	6,201
Dynatrace, Inc.(1)	2,738	138,543
Fair Isaac Corp.(1)	233	354,542
Fortinet, Inc.(1)	12,997	1,023,774
Gitlab, Inc., Class A(1)	1,226	58,873
Guidewire Software, Inc.(1)	737	159,944
HubSpot, Inc.(1)	472	228,056
InterDigital, Inc.	1,057	287,197
Intuit, Inc.	2,616	1,744,872
Klaviyo, Inc., Class A(1)	619	20,080
Manhattan Associates, Inc.(1)	1,318	283,950
MARA Holdings, Inc.(1)(2)	4,166	66,573
Microsoft Corp.	70,062	35,499,715
Nutanix, Inc., Class A(1)	2,472	166,143
Oracle Corp.	15,474	3,499,136
Palantir Technologies, Inc., Class A(1)	20,360	3,190,616
Palo Alto Networks, Inc.(1)	6,350	1,209,802
Pegasystems, Inc.	3,710	201,119
Procore Technologies, Inc.(1)	162	11,261
PTC, Inc.(1)	1,127	240,614
Roper Technologies, Inc.	1,014	533,678
Rubrik, Inc., Class A(1)	845	75,543
Salesforce, Inc.	8,764	2,245,775
Samsara, Inc., Class A(1)	2,401	86,772
SentinelOne, Inc., Class A(1)	2,281	43,020
ServiceNow, Inc.(1)	1,949	1,788,130
SPS Commerce, Inc.(1)	271	29,891
Strategy, Inc., Class A(1)	2,676	894,881
Synopsys, Inc.(1)	1,723	1,039,865
Tyler Technologies, Inc.(1)	429	241,475
UiPath, Inc., Class A(1)	5,491	61,060
Unity Software, Inc.(1)	232	9,143
Vertex, Inc., Class A(1)	696	17,971
Workday, Inc., Class A(1)	2,011	464,179
Zoom Communications, Inc., Class A(1)	3,803	309,640
Zscaler, Inc.(1)	951	263,475
		63,848,929
Specialty Retail — 2.5%
Abercrombie & Fitch Co., Class A(1)	1,515	141,698
Asbury Automotive Group, Inc.(1)	131	32,952
AutoNation, Inc.	941	206,154
AutoZone, Inc.(1)	76	319,088
Bath & Body Works, Inc.	1,545	45,130
103

Schedule of Investments - Avantis U.S. Large Cap Equity ETF

	Shares	Value
Best Buy Co., Inc.	7,677	$565,334
Burlington Stores, Inc.(1)	2,532	736,002
CarMax, Inc.	3,689	226,320
Carvana Co.(1)	1,233	458,577
Chewy, Inc., Class A(1)	3,726	152,617
Dick's Sporting Goods, Inc.	2,366	503,485
Five Below, Inc.(1)	653	94,750
Floor & Decor Holdings, Inc., Class A(1)	2,565	210,125
GameStop Corp., Class A(1)	6,225	139,502
Gap, Inc.	12,215	268,852
Group 1 Automotive, Inc.	224	104,111
Home Depot, Inc.	9,352	3,804,113
Lithia Motors, Inc.	531	178,777
Lowe's Cos., Inc.	2,869	740,374
Murphy USA, Inc.	784	295,176
O'Reilly Automotive, Inc.(1)	5,574	577,912
Penske Automotive Group, Inc.	337	62,146
Ross Stores, Inc.	9,764	1,436,870
TJX Cos., Inc.	22,671	3,097,085
Tractor Supply Co.	18,714	1,155,777
Ulta Beauty, Inc.(1)	2,034	1,002,213
Urban Outfitters, Inc.(1)	1,093	73,319
Wayfair, Inc., Class A(1)	179	13,354
Williams-Sonoma, Inc.	5,463	1,028,082
		17,669,895
Technology Hardware, Storage and Peripherals — 5.1%
Apple, Inc.	139,838	32,461,993
Dell Technologies, Inc., Class C	2,889	352,891
Hewlett Packard Enterprise Co.	25,852	583,480
HP, Inc.	8,905	254,149
IonQ, Inc.(1)(2)	2,540	108,560
NetApp, Inc.	3,129	352,920
Pure Storage, Inc., Class A(1)	3,733	289,718
Sandisk Corp.(1)	6,335	332,397
Seagate Technology Holdings PLC	1,923	321,910
Super Micro Computer, Inc.(1)(2)	6,111	253,851
Western Digital Corp.	4,512	362,494
		35,674,363
Textiles, Apparel and Luxury Goods — 0.8%
Amer Sports, Inc.(1)	1,716	67,473
Birkenstock Holding PLC(1)	346	18,037
Crocs, Inc.(1)	2,516	219,395
Deckers Outdoor Corp.(1)	5,707	682,728
Levi Strauss & Co., Class A	3,750	83,888
Lululemon Athletica, Inc.(1)	4,253	859,957
NIKE, Inc., Class B	24,539	1,898,582
Ralph Lauren Corp.	1,893	562,089
Skechers USA, Inc., Class A(1)	2,935	185,140
Tapestry, Inc.	7,771	791,243
VF Corp.	17,007	257,316
		5,625,848
Tobacco — 0.3%
Altria Group, Inc.	9,755	655,633
104

Schedule of Investments - Avantis U.S. Large Cap Equity ETF

	Shares	Value
Philip Morris International, Inc.	8,677	$1,450,187
		2,105,820
Trading Companies and Distributors — 0.9%
Air Lease Corp.	5,420	326,338
Applied Industrial Technologies, Inc.	894	235,641
Fastenal Co.	21,190	1,052,295
Ferguson Enterprises, Inc.	502	116,037
FTAI Aviation Ltd.	3,666	564,014
GATX Corp.	1,229	206,853
Herc Holdings, Inc.	906	118,496
QXO, Inc.(1)	9,210	185,397
SiteOne Landscape Supply, Inc.(1)	467	66,893
United Rentals, Inc.	1,376	1,315,924
Watsco, Inc.	592	238,209
WESCO International, Inc.	1,964	431,766
WW Grainger, Inc.	1,283	1,300,321
		6,158,184
Water Utilities — 0.0%
American Water Works Co., Inc.	1,409	202,206
Essential Utilities, Inc.	1,587	62,702
		264,908
Wireless Telecommunication Services — 0.3%
Array Digital Infrastructure, Inc.(2)	272	14,642
T-Mobile U.S., Inc.	8,125	2,047,418
		2,062,060
TOTAL COMMON STOCKS (Cost $573,717,954)		694,668,629
RIGHTS — 0.0%
Consumer Staples Distribution & Retail — 0.0%
Walgreens Boots Alliance, Inc.(1) (Cost $1,944)	3,669	1,944
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	438,100	438,100
State Street Navigator Securities Lending Government Money Market Portfolio(3)	333,440	333,440
TOTAL SHORT-TERM INVESTMENTS (Cost $771,540)		771,540
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $574,491,438)		695,442,113
OTHER ASSETS AND LIABILITIES — 0.1%		405,749
TOTAL NET ASSETS — 100.0%		$695,847,862

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $731,525. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $768,969, which includes securities collateral of $435,529.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 1.

See Notes to Financial Statements.
105

Schedule of Investments - Avantis U.S. Large Cap Value ETF
AUGUST 31, 2025

	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 0.4%
ATI, Inc.(1)	111,327	$8,632,296
BWX Technologies, Inc.	127,283	20,624,937
		29,257,233
Air Freight and Logistics — 1.7%
Expeditors International of Washington, Inc.	217,084	26,167,305
FedEx Corp.	237,144	54,796,864
United Parcel Service, Inc., Class B	668,827	58,482,233
		139,446,402
Automobile Components — 0.7%
Aptiv PLC(1)	234,631	18,660,203
Autoliv, Inc.	144,603	17,940,894
BorgWarner, Inc.	401,252	17,157,536
Lear Corp.	47,219	5,194,090
		58,952,723
Automobiles — 1.7%
Ford Motor Co.	5,019,974	59,085,094
General Motors Co.	1,314,145	76,995,756
Thor Industries, Inc.	1,282	140,507
		136,221,357
Banks — 3.8%
Bank OZK	75,695	3,971,717
Comerica, Inc.	14,671	1,035,479
East West Bancorp, Inc.	182,227	19,159,347
Fifth Third Bancorp	12,232	559,859
First Citizens BancShares, Inc., Class A	3,917	7,770,975
JPMorgan Chase & Co.	900,194	271,336,475
Synovus Financial Corp.	5,813	300,009
Western Alliance Bancorp	672	60,178
Wintrust Financial Corp.	2,557	351,051
Zions Bancorp NA	183,438	10,641,238
		315,186,328
Beverages — 0.3%
Celsius Holdings, Inc.(1)	2,557	160,784
Coca-Cola Consolidated, Inc.	90,695	10,633,082
Constellation Brands, Inc., Class A	81,432	13,187,098
National Beverage Corp.	7,370	309,909
		24,290,873
Biotechnology — 1.8%
Alkermes PLC(1)	8,411	243,666
Exelixis, Inc.(1)	441,654	16,526,693
Gilead Sciences, Inc.	1,130,297	127,689,652
		144,460,011
Broadline Retail — 3.0%
Amazon.com, Inc.(1)	1,025,901	234,931,329
Dillard's, Inc., Class A	6,905	3,679,536
eBay, Inc.	57,646	5,223,304
Macy's, Inc.	236,316	3,126,461
MercadoLibre, Inc.(1)	969	2,396,250
		249,356,880
106

Schedule of Investments - Avantis U.S. Large Cap Value ETF

	Shares	Value
Building Products — 1.0%
A.O. Smith Corp.	28,461	$2,028,985
Advanced Drainage Systems, Inc.	37,668	5,423,062
Armstrong World Industries, Inc.	93,295	18,264,362
Carlisle Cos., Inc.	14,133	5,453,783
Lennox International, Inc.	45,579	25,426,701
Owens Corning	151,960	22,819,833
Trex Co., Inc.(1)	24,699	1,522,199
UFP Industries, Inc.	11,777	1,189,124
		82,128,049
Capital Markets — 2.1%
Ameriprise Financial, Inc.	128,482	66,143,818
Carlyle Group, Inc.	86,000	5,552,160
Goldman Sachs Group, Inc.	15,217	11,340,469
Jefferies Financial Group, Inc.	2,012	130,478
LPL Financial Holdings, Inc.	59,041	21,519,264
Morgan Stanley	62,233	9,364,822
Northern Trust Corp.	313,805	41,196,320
Raymond James Financial, Inc.	63,776	10,806,206
SEI Investments Co.	2,198	194,040
T. Rowe Price Group, Inc.	85,441	9,195,160
		175,442,737
Chemicals — 0.8%
Cabot Corp.	50,153	4,090,479
CF Industries Holdings, Inc.	276,270	23,933,270
Dow, Inc.	35,908	884,414
FMC Corp.	22,354	874,041
LyondellBasell Industries NV, Class A	349,144	19,674,265
Mosaic Co.	81,313	2,715,854
NewMarket Corp.	17,437	14,419,702
Olin Corp.	22,850	540,631
RPM International, Inc.	8,962	1,123,028
		68,255,684
Communications Equipment — 0.0%
Ubiquiti, Inc.	4,509	2,381,338
Construction and Engineering — 1.4%
Comfort Systems USA, Inc.	55,781	39,235,240
Dycom Industries, Inc.(1)	19,633	4,956,743
EMCOR Group, Inc.	77,411	47,994,820
IES Holdings, Inc.(1)	6,794	2,373,212
Primoris Services Corp.	12,514	1,483,535
Sterling Infrastructure, Inc.(1)	8,741	2,434,631
Valmont Industries, Inc.	39,587	14,533,179
		113,011,360
Construction Materials — 0.2%
Eagle Materials, Inc.	63,144	14,579,950
Consumer Finance — 1.9%
Ally Financial, Inc.	462,891	19,001,675
American Express Co.	169,955	56,302,692
OneMain Holdings, Inc.	236,328	14,619,250
SLM Corp.	478,502	14,967,543
Synchrony Financial	662,455	50,571,815
		155,462,975
107

Schedule of Investments - Avantis U.S. Large Cap Value ETF

	Shares	Value
Consumer Staples Distribution & Retail — 4.8%
BJ's Wholesale Club Holdings, Inc.(1)	252,087	$24,623,858
Costco Wholesale Corp.	169,022	159,441,833
Dollar General Corp.	265,493	28,875,019
Dollar Tree, Inc.(1)	379,092	41,385,473
Kroger Co.	920,037	62,415,310
Sprouts Farmers Market, Inc.(1)	189,429	26,622,352
Target Corp.	479,440	46,016,651
		389,380,496
Containers and Packaging — 0.5%
Graphic Packaging Holding Co.	585,510	13,039,308
International Paper Co.	18,620	925,042
Packaging Corp. of America	108,893	23,734,318
		37,698,668
Distributors — 0.0%
Pool Corp.	8,279	2,572,368
Diversified Consumer Services — 0.3%
Grand Canyon Education, Inc.(1)	29,616	5,969,697
Stride, Inc.(1)	87,583	14,292,670
		20,262,367
Diversified Telecommunication Services — 3.4%
AT&T, Inc.	4,813,383	140,983,988
Frontier Communications Parent, Inc.(1)	229,191	8,498,402
Iridium Communications, Inc.	4,487	111,682
Verizon Communications, Inc.	2,955,145	130,706,063
		280,300,135
Electrical Equipment — 0.2%
NEXTracker, Inc., Class A(1)	269,092	18,099,128
Electronic Equipment, Instruments and Components — 1.1%
Arrow Electronics, Inc.(1)	89,812	11,345,950
Flex Ltd.(1)	710,036	38,072,130
Insight Enterprises, Inc.(1)	25,507	3,319,991
Jabil, Inc.	191,615	39,248,501
		91,986,572
Energy Equipment and Services — 0.8%
Baker Hughes Co.	109,891	4,989,051
Halliburton Co.	757,080	17,208,429
Noble Corp. PLC	17,712	510,460
NOV, Inc.	153,863	2,044,839
Schlumberger NV	186,462	6,869,260
TechnipFMC PLC	769,229	28,276,858
Weatherford International PLC	72,351	4,609,121
		64,508,018
Financial Services — 1.1%
Corebridge Financial, Inc.	459,008	15,959,708
Enact Holdings, Inc.	8,750	329,437
Equitable Holdings, Inc.	307,596	16,382,563
Essent Group Ltd.	10,763	675,271
Jackson Financial, Inc., Class A	157,281	15,539,363
MGIC Investment Corp.	397,495	11,062,286
Radian Group, Inc.	1,313	45,797
Visa, Inc., Class A	75,755	26,649,094
		86,643,519
108

Schedule of Investments - Avantis U.S. Large Cap Value ETF

	Shares	Value
Food Products — 0.9%
Archer-Daniels-Midland Co.	79,004	$4,948,811
Bunge Global SA	117,061	9,858,877
Cal-Maine Foods, Inc.	39,142	4,526,381
Hershey Co.	159,061	29,227,459
Ingredion, Inc.	130,115	16,855,097
Lamb Weston Holdings, Inc.	105,576	6,073,787
Pilgrim's Pride Corp.	90,085	4,004,278
		75,494,690
Ground Transportation — 4.1%
CSX Corp.	2,191,972	71,261,010
JB Hunt Transport Services, Inc.	132,746	19,246,843
Landstar System, Inc.	49,413	6,538,822
Lyft, Inc., Class A(1)	487,107	7,900,876
Norfolk Southern Corp.	248,094	69,461,358
Old Dominion Freight Line, Inc.	220,600	33,303,982
Ryder System, Inc.	85,935	16,114,531
Saia, Inc.(1)	4,246	1,258,769
Schneider National, Inc., Class B	2,967	73,344
U-Haul Holding Co.	13,917	727,024
Union Pacific Corp.	505,122	112,930,125
		338,816,684
Health Care Equipment and Supplies — 0.7%
Dexcom, Inc.(1)	294,769	22,207,897
Edwards Lifesciences Corp.(1)	67,610	5,499,397
Globus Medical, Inc., Class A(1)	11,580	709,507
IDEXX Laboratories, Inc.(1)	16,649	10,773,401
Lantheus Holdings, Inc.(1)	135,972	7,464,863
Masimo Corp.(1)	92,079	12,864,357
		59,519,422
Health Care Providers and Services — 0.4%
Centene Corp.(1)	138,913	4,034,034
CorVel Corp.(1)	4,728	421,028
Elevance Health, Inc.	50,531	16,101,703
Universal Health Services, Inc., Class B	83,218	15,110,725
		35,667,490
Hotels, Restaurants and Leisure — 3.5%
Boyd Gaming Corp.	130,687	11,220,786
Brinker International, Inc.	1,074	167,522
Carnival Corp.(1)	1,571,010	50,099,509
Chipotle Mexican Grill, Inc.(1)	1,034,185	43,580,556
Darden Restaurants, Inc.	1,091	225,771
Las Vegas Sands Corp.	494,254	28,483,858
Norwegian Cruise Line Holdings Ltd.(1)	977,790	24,288,304
Royal Caribbean Cruises Ltd.	293,863	106,736,919
Super Group SGHC Ltd.	46,130	536,492
Texas Roadhouse, Inc.	126,997	21,913,332
		287,253,049
Household Durables — 1.2%
DR Horton, Inc.	123,336	20,902,985
Installed Building Products, Inc.	21,221	5,556,082
Lennar Corp., B Shares	1,966	250,036
Lennar Corp., Class A	110,205	14,672,694
109

Schedule of Investments - Avantis U.S. Large Cap Value ETF

	Shares	Value
Mohawk Industries, Inc.(1)	4,836	$641,689
NVR, Inc.(1)	2,696	21,885,185
PulteGroup, Inc.	161,169	21,277,531
Toll Brothers, Inc.	65,910	9,161,490
		94,347,692
Independent Power and Renewable Electricity Producers — 0.6%
AES Corp.	857,408	11,609,304
Talen Energy Corp.(1)	102,136	38,701,373
		50,310,677
Insurance — 8.2%
Allstate Corp.	296,804	60,384,774
American Financial Group, Inc.	106,433	14,459,987
American International Group, Inc.	623,811	50,728,310
Arch Capital Group Ltd.	334,753	30,639,942
Assurant, Inc.	60,348	13,011,632
Axis Capital Holdings Ltd.	174,020	17,154,892
CNA Financial Corp.	836	41,424
Everest Group Ltd.	17,544	5,997,943
F&G Annuities & Life, Inc.	10,144	350,678
Fidelity National Financial, Inc.	223,775	13,397,409
Globe Life, Inc.	160,666	22,485,207
Hanover Insurance Group, Inc.	2,171	376,625
Hartford Insurance Group, Inc.	437,280	57,856,517
Kinsale Capital Group, Inc.	256	117,107
Lincoln National Corp.	228,923	9,827,664
Markel Group, Inc.(1)	13,457	26,363,070
MetLife, Inc.	614,357	49,984,086
Oscar Health, Inc., Class A(1)	8,636	143,876
Primerica, Inc.	68,643	18,488,306
Principal Financial Group, Inc.	95,281	7,671,073
Progressive Corp.	427,348	105,580,597
Prudential Financial, Inc.	396,086	43,434,791
RenaissanceRe Holdings Ltd.	92,100	22,379,379
Travelers Cos., Inc.	289,819	78,688,757
Unum Group	292,808	20,455,567
W.R. Berkley Corp.	16,955	1,215,504
		671,235,117
Interactive Media and Services — 6.5%
Alphabet, Inc., Class A	618,333	131,649,279
Alphabet, Inc., Class C	501,494	107,084,014
Meta Platforms, Inc., Class A	399,930	295,428,291
		534,161,584
IT Services — 0.2%
Kyndryl Holdings, Inc.(1)	509,763	16,205,366
Leisure Products — 0.1%
Mattel, Inc.(1)	576,390	10,547,937
Machinery — 4.3%
AGCO Corp.	101,153	10,943,743
Caterpillar, Inc.	360,576	151,095,767
Cummins, Inc.	14,660	5,841,130
Deere & Co.	217,869	104,280,818
Donaldson Co., Inc.	97,423	7,761,690
Graco, Inc.	926	79,071
110

Schedule of Investments - Avantis U.S. Large Cap Value ETF

	Shares	Value
Lincoln Electric Holdings, Inc.	45,933	$11,144,724
Mueller Industries, Inc.	4,372	419,450
PACCAR, Inc.	392,910	39,283,142
Snap-on, Inc.	32,032	10,418,088
Timken Co.	6,190	478,054
Toro Co.	139,453	11,304,060
		353,049,737
Marine Transportation — 0.0%
Kirby Corp.(1)	1,260	122,472
Media — 1.1%
Comcast Corp., Class A	2,607,707	88,583,807
Fox Corp., Class A	6,556	391,393
Fox Corp., Class B	4,249	231,783
		89,206,983
Metals and Mining — 1.1%
Commercial Metals Co.	195,865	11,295,535
Freeport-McMoRan, Inc.	853,800	37,908,720
Nucor Corp.	257,266	38,263,172
Steel Dynamics, Inc.	25,276	3,309,134
		90,776,561
Oil, Gas and Consumable Fuels — 11.7%
Antero Midstream Corp.	460,303	8,188,790
APA Corp.	508,613	11,809,994
Cheniere Energy, Inc.	287,464	69,514,544
Chevron Corp.	814,449	130,800,509
Chord Energy Corp.	93,982	10,327,682
Civitas Resources, Inc.	86,186	3,169,921
ConocoPhillips	1,035,319	102,465,521
Coterra Energy, Inc.	1,140,408	27,871,571
Devon Energy Corp.	931,651	33,632,601
Diamondback Energy, Inc.	80,239	11,936,354
EOG Resources, Inc.	610,513	76,204,233
EQT Corp.	1,607	83,307
Expand Energy Corp.	8,409	813,823
Exxon Mobil Corp.	1,777,804	203,185,219
Hess Midstream LP, Class A	239,583	9,870,820
HF Sinclair Corp.	9,020	458,938
Magnolia Oil & Gas Corp., Class A	109,844	2,732,919
Marathon Petroleum Corp.	18,273	3,283,841
Matador Resources Co.	231,816	11,674,254
Murphy Oil Corp.	114,425	2,844,605
Occidental Petroleum Corp.	733,910	34,941,455
ONEOK, Inc.	75,748	5,785,632
Ovintiv, Inc.	490,088	20,642,507
Permian Resources Corp.	1,154,699	16,500,649
Range Resources Corp.	386,898	13,258,994
SM Energy Co.	95,967	2,739,858
Targa Resources Corp.	320,287	53,731,347
Valero Energy Corp.	230,058	34,971,117
Williams Cos., Inc.	1,018,117	58,928,612
		962,369,617
Paper and Forest Products — 0.2%
Louisiana-Pacific Corp.	129,173	12,285,644
111

Schedule of Investments - Avantis U.S. Large Cap Value ETF

	Shares	Value
Passenger Airlines — 1.7%
Alaska Air Group, Inc.(1)	286,068	$17,959,349
Delta Air Lines, Inc.	1,021,800	63,126,804
United Airlines Holdings, Inc.(1)	586,242	61,555,410
		142,641,563
Personal Care Products — 0.2%
Estee Lauder Cos., Inc., Class A	196,117	17,989,812
Pharmaceuticals — 2.3%
Elanco Animal Health, Inc.(1)	66,219	1,215,119
Jazz Pharmaceuticals PLC(1)	122,098	15,598,019
Merck & Co., Inc.	1,291,427	108,634,839
Viatris, Inc.	1,885,973	19,897,015
Zoetis, Inc.	268,372	41,973,381
		187,318,373
Professional Services — 0.5%
Automatic Data Processing, Inc.	110,251	33,521,817
Paycom Software, Inc.	34,912	7,930,261
Robert Half, Inc.	77,292	2,884,537
		44,336,615
Semiconductors and Semiconductor Equipment — 4.0%
Amkor Technology, Inc.	154,912	3,747,321
Cirrus Logic, Inc.(1)	1,037	118,415
KLA Corp.	17,742	15,471,024
Lam Research Corp.	1,176,666	117,843,100
Micron Technology, Inc.	602,569	71,711,737
NVIDIA Corp.	481,359	83,843,111
ON Semiconductor Corp.(1)	248,060	12,301,295
QUALCOMM, Inc.	37,445	6,018,535
Skyworks Solutions, Inc.	125,653	9,416,436
Teradyne, Inc.	28,137	3,326,919
		323,797,893
Software — 0.5%
Fortinet, Inc.(1)	329,833	25,980,946
InterDigital, Inc.	8,831	2,399,471
Pegasystems, Inc.	141,525	7,672,070
Qualys, Inc.(1)	11,253	1,528,270
		37,580,757
Specialty Retail — 5.5%
Abercrombie & Fitch Co., Class A(1)	68,116	6,370,890
Academy Sports & Outdoors, Inc.	29,160	1,561,518
AutoNation, Inc.	7,837	1,716,930
Best Buy Co., Inc.	322,537	23,751,625
Burlington Stores, Inc.(1)	111,641	32,451,806
CarMax, Inc.	2,563	157,240
Dick's Sporting Goods, Inc.	101,770	21,656,656
Five Below, Inc.(1)	53,941	7,826,839
Gap, Inc.	542,407	11,938,378
Lithia Motors, Inc.	18,477	6,220,836
Murphy USA, Inc.	33,284	12,531,426
Ross Stores, Inc.	403,910	59,439,396
TJX Cos., Inc.	898,697	122,770,997
Tractor Supply Co.	772,612	47,716,517
Ulta Beauty, Inc.(1)	84,501	41,636,178
112

Schedule of Investments - Avantis U.S. Large Cap Value ETF

	Shares	Value
Urban Outfitters, Inc.(1)	103,692	$6,955,659
Williams-Sonoma, Inc.	233,823	44,003,150
		448,706,041
Technology Hardware, Storage and Peripherals — 3.2%
Apple, Inc.	1,131,838	262,744,873
Textiles, Apparel and Luxury Goods — 1.9%
Columbia Sportswear Co.	493	27,470
Crocs, Inc.(1)	112,717	9,828,922
Deckers Outdoor Corp.(1)	248,688	29,750,546
Levi Strauss & Co., Class A	200,143	4,477,199
Lululemon Athletica, Inc.(1)	175,371	35,460,016
NIKE, Inc., Class B	489,224	37,851,261
PVH Corp.	12,867	1,084,945
Ralph Lauren Corp.	77,330	22,961,597
VF Corp.	689,008	10,424,691
		151,866,647
Trading Companies and Distributors — 1.3%
Air Lease Corp.	177,619	10,694,440
Boise Cascade Co.	24,791	2,156,817
Fastenal Co.	200	9,932
FTAI Aviation Ltd.	65,843	10,129,945
GATX Corp.	24,065	4,050,380
Herc Holdings, Inc.	17,301	2,262,798
MSC Industrial Direct Co., Inc., Class A	8,191	739,074
United Rentals, Inc.	19,926	19,056,031
WESCO International, Inc.	26,863	5,905,562
WW Grainger, Inc.	52,802	53,514,827
		108,519,806
Wireless Telecommunication Services — 0.9%
T-Mobile U.S., Inc.	307,372	77,454,670
TOTAL COMMON STOCKS (Cost $7,211,176,702)		8,184,212,943
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $3,821,933)	3,821,933	3,821,933
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $7,214,998,635)		8,188,034,876
OTHER ASSETS AND LIABILITIES — 0.1%		11,728,431
TOTAL NET ASSETS — 100.0%		$8,199,763,307

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 1.

See Notes to Financial Statements.
113

Schedule of Investments - Avantis U.S. Mid Cap Equity ETF
AUGUST 31, 2025

	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 2.0%
ATI, Inc.(1)	5,266	$408,326
Axon Enterprise, Inc.(1)	267	199,526
BWX Technologies, Inc.	3,506	568,112
Curtiss-Wright Corp.	1,197	572,346
Howmet Aerospace, Inc.	5,937	1,033,632
Huntington Ingalls Industries, Inc.	1,174	317,907
Leonardo DRS, Inc.	1,950	81,237
Textron, Inc.	5,383	431,501
Woodward, Inc.	1,935	477,597
		4,090,184
Air Freight and Logistics — 0.5%
CH Robinson Worldwide, Inc.	3,283	422,522
Expeditors International of Washington, Inc.	5,256	633,558
		1,056,080
Automobile Components — 0.9%
Aptiv PLC(1)	8,915	709,010
Autoliv, Inc.	3,072	381,143
BorgWarner, Inc.	8,970	383,557
Gentex Corp.	6,942	194,446
Lear Corp.	1,111	122,210
		1,790,366
Automobiles — 0.5%
Ford Motor Co.	56,843	669,042
Lucid Group, Inc.(1)(2)	24,121	47,760
Rivian Automotive, Inc., Class A(1)	27,497	373,134
		1,089,936
Banks — 4.9%
Bank OZK	1,529	80,227
BOK Financial Corp.	833	92,805
Citizens Financial Group, Inc.	15,382	804,171
Columbia Banking System, Inc.	3,032	81,167
Comerica, Inc.	4,250	299,965
Commerce Bancshares, Inc.	3,611	223,665
Cullen/Frost Bankers, Inc.	2,312	298,317
East West Bancorp, Inc.	4,491	472,184
Fifth Third Bancorp	20,618	943,686
First Citizens BancShares, Inc., Class A	366	726,111
First Horizon Corp.	13,562	306,501
Huntington Bancshares, Inc.	45,967	818,672
KeyCorp	34,727	672,315
M&T Bank Corp.	5,284	1,065,571
Pinnacle Financial Partners, Inc.	2,870	279,021
Popular, Inc.	2,258	283,695
Prosperity Bancshares, Inc.	3,058	211,400
Regions Financial Corp.	29,050	795,679
SouthState Corp.	2,900	295,974
Webster Financial Corp.	6,308	392,484
Western Alliance Bancorp	3,297	295,246
Wintrust Financial Corp.	2,461	337,871
Zions Bancorp NA	5,988	347,364
		10,124,091
114

Schedule of Investments - Avantis U.S. Mid Cap Equity ETF

	Shares	Value
Beverages — 0.7%
Brown-Forman Corp., Class A	1,494	$45,343
Brown-Forman Corp., Class B	4,922	147,365
Celsius Holdings, Inc.(1)	3,919	246,427
Coca-Cola Consolidated, Inc.	1,502	176,094
Constellation Brands, Inc., Class A	2,447	396,267
Molson Coors Beverage Co., Class B	6,447	325,509
Primo Brands Corp., Class A	7,509	188,551
		1,525,556
Biotechnology — 1.6%
Biogen, Inc.(1)	3,985	526,897
BioMarin Pharmaceutical, Inc.(1)	5,592	325,846
Exelixis, Inc.(1)	10,512	393,359
Halozyme Therapeutics, Inc.(1)	4,646	339,855
Incyte Corp.(1)	5,046	426,942
Moderna, Inc.(1)	7,338	176,772
Neurocrine Biosciences, Inc.(1)	3,397	474,221
Revolution Medicines, Inc.(1)	4,510	171,245
United Therapeutics Corp.(1)	1,662	506,511
		3,341,648
Broadline Retail — 0.7%
Dillard's, Inc., Class A	149	79,399
eBay, Inc.	11,817	1,070,738
Ollie's Bargain Outlet Holdings, Inc.(1)	2,388	302,894
		1,453,031
Building Products — 2.3%
A.O. Smith Corp.	4,399	313,605
Advanced Drainage Systems, Inc.	2,979	428,887
Allegion PLC	2,987	507,193
Builders FirstSource, Inc.(1)	3,740	518,663
Carlisle Cos., Inc.	1,493	576,134
Fortune Brands Innovations, Inc.	4,208	246,252
Lennox International, Inc.	913	509,326
Masco Corp.	2,431	178,411
Owens Corning	3,682	552,926
Simpson Manufacturing Co., Inc.	1,559	297,956
Trex Co., Inc.(1)	3,899	240,295
UFP Industries, Inc.	2,285	230,716
Zurn Elkay Water Solutions Corp.	5,480	248,573
		4,848,937
Capital Markets — 4.9%
Affiliated Managers Group, Inc.	609	136,915
Carlyle Group, Inc.	8,746	564,642
Cboe Global Markets, Inc.	3,375	796,331
Evercore, Inc., Class A	1,125	361,744
FactSet Research Systems, Inc.	1,289	481,210
Franklin Resources, Inc.	9,884	253,623
Freedom Holding Corp.(1)	6	1,026
Hamilton Lane, Inc., Class A	1,263	194,931
Invesco Ltd.	11,796	258,214
Jefferies Financial Group, Inc.	5,654	366,662
LPL Financial Holdings, Inc.	2,968	1,081,777
MarketAxess Holdings, Inc.	928	170,604
115

Schedule of Investments - Avantis U.S. Mid Cap Equity ETF

	Shares	Value
Morningstar, Inc.	802	$210,461
Northern Trust Corp.	7,609	998,910
Raymond James Financial, Inc.	6,250	1,059,000
Robinhood Markets, Inc., Class A(1)	5,608	583,400
SEI Investments Co.	3,916	345,704
State Street Corp.	8,465	973,221
Stifel Financial Corp.	3,118	359,474
T. Rowe Price Group, Inc.	6,468	696,086
Tradeweb Markets, Inc., Class A	2,409	297,174
		10,191,109
Chemicals — 2.9%
Albemarle Corp.	3,924	333,226
Axalta Coating Systems Ltd.(1)	7,270	227,260
CF Industries Holdings, Inc.	6,909	598,527
Corteva, Inc.	3,832	284,296
Dow, Inc.	17,142	422,208
DuPont de Nemours, Inc.	12,298	945,962
Eastman Chemical Co.	4,092	287,831
FMC Corp.	1,993	77,926
International Flavors & Fragrances, Inc.	5,393	364,082
LyondellBasell Industries NV, Class A	10,146	571,727
Mosaic Co.	9,726	324,848
NewMarket Corp.	180	148,853
PPG Industries, Inc.	7,326	814,871
RPM International, Inc.	4,735	593,343
Westlake Corp.	1,350	118,557
		6,113,517
Commercial Services and Supplies — 0.8%
Clean Harbors, Inc.(1)	1,395	337,883
MSA Safety, Inc.	1,367	233,210
Rollins, Inc.	8,907	503,602
Tetra Tech, Inc.	3,914	142,548
Veralto Corp.	4,576	485,925
		1,703,168
Communications Equipment — 0.5%
Ciena Corp.(1)	4,523	425,026
F5, Inc.(1)	2,006	628,159
		1,053,185
Construction and Engineering — 1.5%
AECOM	4,099	511,924
API Group Corp.(1)	5,818	207,586
Comfort Systems USA, Inc.	1,251	879,928
EMCOR Group, Inc.	1,729	1,071,980
Fluor Corp.(1)	5,847	239,844
WillScot Holdings Corp.	5,828	141,271
		3,052,533
Construction Materials — 1.2%
Eagle Materials, Inc.	1,306	301,555
Martin Marietta Materials, Inc.	1,887	1,163,147
Vulcan Materials Co.	3,419	995,476
		2,460,178
Consumer Finance — 1.5%
Ally Financial, Inc.	8,347	342,644
116

Schedule of Investments - Avantis U.S. Mid Cap Equity ETF

	Shares	Value
Credit Acceptance Corp.(1)	142	$73,092
FirstCash Holdings, Inc.	1,035	152,424
OneMain Holdings, Inc.	5,277	326,435
SoFi Technologies, Inc.(1)	35,222	899,570
Synchrony Financial	16,120	1,230,601
		3,024,766
Consumer Staples Distribution & Retail — 2.7%
BJ's Wholesale Club Holdings, Inc.(1)	4,794	468,278
Casey's General Stores, Inc.	1,525	754,143
Dollar General Corp.	7,701	837,561
Dollar Tree, Inc.(1)	7,245	790,936
Maplebear, Inc.(1)	3,365	145,940
Performance Food Group Co.(1)	4,638	470,293
Sprouts Farmers Market, Inc.(1)	3,661	514,517
Sysco Corp.	13,804	1,110,808
U.S. Foods Holding Corp.(1)	7,013	544,209
		5,636,685
Containers and Packaging — 1.9%
Amcor PLC	58,904	508,342
AptarGroup, Inc.	2,455	341,908
Avery Dennison Corp.	2,652	455,216
Ball Corp.	8,324	438,175
Crown Holdings, Inc.	4,033	400,800
Graphic Packaging Holding Co.	10,658	237,354
International Paper Co.	11,599	576,238
Packaging Corp. of America	3,415	744,333
Smurfit WestRock PLC	4,101	194,223
		3,896,589
Distributors — 0.5%
Genuine Parts Co.	3,676	512,177
LKQ Corp.	5,000	163,100
Pool Corp.	1,330	413,244
		1,088,521
Diversified Consumer Services — 0.3%
ADT, Inc.	14,958	130,284
Duolingo, Inc.(1)	363	108,123
H&R Block, Inc.	3,432	172,801
Service Corp. International	3,954	313,355
		724,563
Diversified Telecommunication Services — 0.1%
Frontier Communications Parent, Inc.(1)	2,787	103,342
GCI Liberty, Inc., Class A(1)	138	5,152
		108,494
Electric Utilities — 3.1%
Alliant Energy Corp.	5,256	342,008
Edison International	6,080	341,270
Entergy Corp.	12,501	1,101,213
Evergy, Inc.	5,012	357,155
Eversource Energy	7,578	485,522
Exelon Corp.	6,814	297,636
FirstEnergy Corp.	6,126	267,216
IDACORP, Inc.	975	121,973
NRG Energy, Inc.	5,860	852,982
OGE Energy Corp.	5,728	255,812
117

Schedule of Investments - Avantis U.S. Mid Cap Equity ETF

	Shares	Value
PG&E Corp.	29,479	$450,439
Pinnacle West Capital Corp.	3,310	295,782
PPL Corp.	16,036	584,833
Xcel Energy, Inc.	8,837	639,710
		6,393,551
Electrical Equipment — 1.6%
Acuity, Inc.	1,095	357,485
Generac Holdings, Inc.(1)	1,851	342,898
Hubbell, Inc.	1,784	768,886
NEXTracker, Inc., Class A(1)	4,109	276,371
nVent Electric PLC	4,004	361,921
Rockwell Automation, Inc.	3,411	1,171,440
		3,279,001
Electronic Equipment, Instruments and Components — 2.7%
Arrow Electronics, Inc.(1)	1,864	235,479
CDW Corp.	4,180	688,697
Cognex Corp.	3,720	163,457
Fabrinet(1)	1,365	452,211
Flex Ltd.(1)	17,508	938,779
Jabil, Inc.	4,600	942,218
Keysight Technologies, Inc.(1)	5,640	921,745
Littelfuse, Inc.	508	131,994
TD SYNNEX Corp.	1,939	287,108
Trimble, Inc.(1)	2,570	207,707
Vontier Corp.	4,756	204,080
Zebra Technologies Corp., Class A(1)	1,340	424,900
		5,598,375
Energy Equipment and Services — 0.7%
Baker Hughes Co.	8,129	369,057
NOV, Inc.	10,777	143,226
Patterson-UTI Energy, Inc.	15	87
Schlumberger NV	3,834	141,244
TechnipFMC PLC	19,189	705,388
		1,359,002
Entertainment — 1.9%
Electronic Arts, Inc.	6,712	1,154,128
Liberty Media Corp.-Liberty Formula One, Class A(1)	618	55,694
Liberty Media Corp.-Liberty Formula One, Class C(1)	4,978	497,302
Liberty Media Corp.-Liberty Live, Class A(1)	406	38,416
Liberty Media Corp.-Liberty Live, Class C(1)	858	83,552
Live Nation Entertainment, Inc.(1)	3,699	615,847
Roku, Inc.(1)	1,838	177,477
Take-Two Interactive Software, Inc.(1)	2,758	643,359
Warner Bros Discovery, Inc.(1)	59,550	693,162
		3,958,937
Financial Services — 1.6%
Affirm Holdings, Inc.(1)	5,227	462,380
Block, Inc.(1)	3,247	258,591
Corpay, Inc.(1)	2,119	690,095
Enact Holdings, Inc.	666	25,075
Equitable Holdings, Inc.	12,378	659,252
Essent Group Ltd.	3,079	193,177
Jack Henry & Associates, Inc.	2,235	364,886
118

Schedule of Investments - Avantis U.S. Mid Cap Equity ETF

	Shares	Value
MGIC Investment Corp.	9,699	$269,923
Voya Financial, Inc.	2,686	201,692
WEX, Inc.(1)	1,266	216,929
		3,342,000
Food Products — 2.5%
Archer-Daniels-Midland Co.	10,725	671,814
Bunge Global SA	4,487	377,895
Campbell's Co.	4,001	127,752
Darling Ingredients, Inc.(1)	3,607	122,494
General Mills, Inc.	12,915	637,097
Hershey Co.	3,093	568,339
Hormel Foods Corp.	8,850	225,144
Ingredion, Inc.	2,444	316,596
Kellanova	9,041	718,759
Kraft Heinz Co.	22,799	637,688
Lamb Weston Holdings, Inc.	3,857	221,893
Marzetti Co.	43	7,852
Pilgrim's Pride Corp.	1,725	76,676
Post Holdings, Inc.(1)	730	82,600
Tyson Foods, Inc., Class A	8,095	459,634
		5,252,233
Gas Utilities — 0.5%
Atmos Energy Corp.	4,092	679,804
National Fuel Gas Co.	2,794	242,351
Southwest Gas Holdings, Inc.	577	46,091
		968,246
Ground Transportation — 1.2%
JB Hunt Transport Services, Inc.	3,186	461,938
Knight-Swift Transportation Holdings, Inc.	4,567	200,491
Landstar System, Inc.	933	123,464
Old Dominion Freight Line, Inc.	2,711	409,280
Ryder System, Inc.	1,819	341,099
Saia, Inc.(1)	1,020	302,389
U-Haul Holding Co.(1)(2)	456	26,243
U-Haul Holding Co.	3,809	198,982
XPO, Inc.(1)	4,140	536,958
		2,600,844
Health Care Equipment and Supplies — 3.4%
Align Technology, Inc.(1)	2,307	327,502
Baxter International, Inc.	13,173	325,241
Cooper Cos., Inc.(1)	4,760	320,800
Dexcom, Inc.(1)	9,745	734,188
GE HealthCare Technologies, Inc.	10,213	753,004
Globus Medical, Inc., Class A(1)	3,884	237,973
Hologic, Inc.(1)	5,996	402,452
IDEXX Laboratories, Inc.(1)	690	446,492
Insulet Corp.(1)	1,958	665,485
Lantheus Holdings, Inc.(1)	632	34,697
Masimo Corp.(1)	844	117,915
Merit Medical Systems, Inc.(1)	1,361	123,225
ResMed, Inc.	4,236	1,162,824
STERIS PLC	3,146	770,959
Teleflex, Inc.	816	103,151
Zimmer Biomet Holdings, Inc.	4,846	514,161
		7,040,069
119

Schedule of Investments - Avantis U.S. Mid Cap Equity ETF

	Shares	Value
Health Care Providers and Services — 2.0%
Centene Corp.(1)	13,979	$405,950
Chemed Corp.	483	221,190
DaVita, Inc.(1)	1,409	194,104
Encompass Health Corp.	3,373	410,697
Ensign Group, Inc.	1,957	336,173
Hims & Hers Health, Inc.(1)(2)	4,809	203,661
Humana, Inc.	2,199	667,748
Labcorp Holdings, Inc.	2,397	666,342
Molina Healthcare, Inc.(1)	2,038	368,532
Tenet Healthcare Corp.(1)	2,391	440,733
Universal Health Services, Inc., Class B	1,861	337,920
		4,253,050
Health Care Technology — 0.1%
Doximity, Inc., Class A(1)	3,582	243,361
Hotels, Restaurants and Leisure — 2.8%
Aramark	6,022	235,520
Boyd Gaming Corp.	2,199	188,806
Carnival Corp.(1)	41,169	1,312,879
Choice Hotels International, Inc.	821	98,175
Churchill Downs, Inc.	1,732	179,660
Darden Restaurants, Inc.	4,176	864,182
Dutch Bros, Inc., Class A(1)	3,525	253,201
Expedia Group, Inc.	4,241	910,967
Las Vegas Sands Corp.	2,725	157,042
Light & Wonder, Inc., Class A(1)	2,967	274,359
MGM Resorts International(1)	3,609	143,241
Norwegian Cruise Line Holdings Ltd.(1)	16,637	413,263
Texas Roadhouse, Inc.	2,135	368,394
Vail Resorts, Inc.	1,076	176,249
Wyndham Hotels & Resorts, Inc.	2,635	228,217
		5,804,155
Household Durables — 2.4%
DR Horton, Inc.	1,957	331,672
Garmin Ltd.	3,545	857,252
Lennar Corp., B Shares	195	24,800
Lennar Corp., Class A	3,505	466,656
Meritage Homes Corp.	1,973	153,282
Mohawk Industries, Inc.(1)	1,489	197,575
NVR, Inc.(1)	50	405,883
PulteGroup, Inc.	7,299	963,614
SharkNinja, Inc.(1)	507	59,299
Somnigroup International, Inc.	4,903	411,607
Taylor Morrison Home Corp.(1)	3,838	258,566
Toll Brothers, Inc.	3,858	536,262
TopBuild Corp.(1)	1,025	431,279
		5,097,747
Household Products — 0.5%
Church & Dwight Co., Inc.	7,717	718,916
Clorox Co.	2,355	278,361
Reynolds Consumer Products, Inc.	253	5,872
		1,003,149
120

Schedule of Investments - Avantis U.S. Mid Cap Equity ETF

	Shares	Value
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp.	16,134	$218,454
Brookfield Renewable Corp.	2	67
Clearway Energy, Inc., Class A	773	21,791
Clearway Energy, Inc., Class C	1,218	36,309
Talen Energy Corp.(1)	1,762	667,657
		944,278
Insurance — 6.2%
American Financial Group, Inc.	2,810	381,767
Arch Capital Group Ltd.	12,240	1,120,327
Assurant, Inc.	1,893	408,150
Axis Capital Holdings Ltd.	3,505	345,523
Brown & Brown, Inc.	601	58,267
Cincinnati Financial Corp.	5,160	792,576
CNA Financial Corp.	881	43,653
Erie Indemnity Co., Class A	767	271,809
Everest Group Ltd.	1,495	511,111
Fidelity National Financial, Inc.	9,496	568,525
First American Financial Corp.	3,566	235,356
Globe Life, Inc.	3,207	448,820
Hartford Insurance Group, Inc.	9,319	1,232,997
Kinsale Capital Group, Inc.	782	357,726
Loews Corp.	6,557	634,718
Markel Group, Inc.(1)	465	910,963
Old Republic International Corp.	8,558	342,063
Primerica, Inc.	1,404	378,153
Principal Financial Group, Inc.	7,093	571,057
Prudential Financial, Inc.	8,430	924,434
Reinsurance Group of America, Inc.	2,085	406,137
RenaissanceRe Holdings Ltd.	1,743	423,532
RLI Corp.	2,489	168,580
Ryan Specialty Holdings, Inc.	3,355	189,658
Selective Insurance Group, Inc.	1,529	119,614
Unum Group	6,466	451,715
W.R. Berkley Corp.	9,299	666,645
		12,963,876
Interactive Media and Services — 0.2%
Pinterest, Inc., Class A(1)	12,464	456,556
IT Services — 1.6%
Akamai Technologies, Inc.(1)	5,136	406,412
Amdocs Ltd.	3,020	258,421
Cognizant Technology Solutions Corp., Class A	12,689	916,780
EPAM Systems, Inc.(1)	1,596	281,470
Gartner, Inc.(1)	2,178	547,092
GoDaddy, Inc., Class A(1)	3,645	540,590
Twilio, Inc., Class A(1)	4,019	424,447
		3,375,212
Leisure Products — 0.2%
Hasbro, Inc.	1,809	146,836
Mattel, Inc.(1)	13,463	246,373
		393,209
Life Sciences Tools and Services — 1.8%
Agilent Technologies, Inc.	7,849	986,305
121

Schedule of Investments - Avantis U.S. Mid Cap Equity ETF

	Shares	Value
Bio-Rad Laboratories, Inc., Class A(1)	551	$164,132
Bio-Techne Corp.	4,384	239,498
Bruker Corp.	2,642	89,775
Charles River Laboratories International, Inc.(1)	1,044	170,496
IQVIA Holdings, Inc.(1)	2,830	539,992
Medpace Holdings, Inc.(1)	863	410,365
Repligen Corp.(1)	9	1,101
Waters Corp.(1)	1,910	576,438
West Pharmaceutical Services, Inc.	2,329	575,147
		3,753,249
Machinery — 3.7%
AGCO Corp.	2,481	268,419
Allison Transmission Holdings, Inc.	3,124	272,756
Chart Industries, Inc.(1)	534	106,458
Crane Co.	655	121,372
Donaldson Co., Inc.	4,698	374,290
Dover Corp.	3,858	690,042
Esab Corp.	1,837	211,935
Flowserve Corp.	4,805	257,836
Graco, Inc.	6,013	513,450
Ingersoll Rand, Inc.	201	15,965
ITT, Inc.	2,920	497,130
Lincoln Electric Holdings, Inc.	2,040	494,965
Mueller Industries, Inc.	3,759	360,638
Oshkosh Corp.	2,290	319,157
Pentair PLC	5,047	542,704
Snap-on, Inc.	1,844	599,743
Timken Co.	1,521	117,467
Toro Co.	2,568	208,162
Watts Water Technologies, Inc., Class A	864	239,242
Westinghouse Air Brake Technologies Corp.	4,217	815,990
Xylem, Inc.	5,412	766,123
		7,793,844
Marine Transportation — 0.1%
Kirby Corp.(1)	1,979	192,359
Media — 1.5%
Charter Communications, Inc., Class A(1)	2,614	694,226
Fox Corp., Class A	7,883	470,615
Fox Corp., Class B	4,779	260,695
Interpublic Group of Cos., Inc.	6,142	164,851
Liberty Broadband Corp., Class A(1)	672	40,770
Liberty Broadband Corp., Class C(1)	3,799	231,207
New York Times Co., Class A	5,507	329,539
News Corp., Class A	12,653	372,125
News Corp., Class B	3,642	123,355
Nexstar Media Group, Inc., Class A	525	107,378
Paramount Skydance Corp., Class B(1)	3,293	48,407
Trade Desk, Inc., Class A(1)	3,901	213,229
		3,056,397
Metals and Mining — 1.2%
Alcoa Corp.	2,157	69,434
Commercial Metals Co.	4,446	256,401
Nucor Corp.	4,665	693,825
122

Schedule of Investments - Avantis U.S. Mid Cap Equity ETF

	Shares	Value
Reliance, Inc.	1,930	$570,624
Royal Gold, Inc.	1,723	309,416
Steel Dynamics, Inc.	5,364	702,255
		2,601,955
Multi-Utilities — 1.6%
Ameren Corp.	5,289	527,736
CenterPoint Energy, Inc.	11,056	416,922
CMS Energy Corp.	6,604	472,648
Consolidated Edison, Inc.	7,489	735,644
DTE Energy Co.	4,084	558,079
NiSource, Inc.	8,773	370,835
Public Service Enterprise Group, Inc.	1,875	154,369
WEC Energy Group, Inc.	692	73,705
		3,309,938
Oil, Gas and Consumable Fuels — 4.6%
Antero Midstream Corp.	14,219	252,956
Antero Resources Corp.(1)	10,901	347,960
APA Corp.	13,397	311,078
Chord Energy Corp.	1,896	208,351
ConocoPhillips	2	198
Coterra Energy, Inc.	28,240	690,186
Devon Energy Corp.	25,433	918,131
DT Midstream, Inc.	2,995	312,019
EQT Corp.	19,161	993,306
Expand Energy Corp.	9,560	925,217
Hess Midstream LP, Class A	2,962	122,034
HF Sinclair Corp.	6,229	316,932
Matador Resources Co.	5,186	261,167
ONEOK, Inc.	1	76
Ovintiv, Inc.	11,930	502,492
Permian Resources Corp.	23,699	338,659
Range Resources Corp.	9,807	336,086
Targa Resources Corp.	6,764	1,134,729
Texas Pacific Land Corp.	662	617,964
Valero Energy Corp.	6,079	924,069
Viper Energy, Inc., Class A	2,366	94,273
		9,607,883
Passenger Airlines — 1.5%
Delta Air Lines, Inc.	16,599	1,025,486
Southwest Airlines Co.	19,775	650,598
United Airlines Holdings, Inc.(1)	13,515	1,419,075
		3,095,159
Personal Care Products — 0.4%
Estee Lauder Cos., Inc., Class A	4,169	382,422
Kenvue, Inc.	20,245	419,274
		801,696
Pharmaceuticals — 0.7%
Elanco Animal Health, Inc.(1)	17,227	316,115
Jazz Pharmaceuticals PLC(1)	2,461	314,393
Royalty Pharma PLC, Class A	9,972	358,793
Viatris, Inc.	44,339	467,776
		1,457,077
123

Schedule of Investments - Avantis U.S. Mid Cap Equity ETF

	Shares	Value
Professional Services — 2.6%
Booz Allen Hamilton Holding Corp.	4,228	$459,668
Broadridge Financial Solutions, Inc.	3,801	971,612
Concentrix Corp.	8	422
Equifax, Inc.	3,266	804,416
ExlService Holdings, Inc.(1)	2,269	99,337
Genpact Ltd.	5,267	238,806
KBR, Inc.	4,432	223,639
Leidos Holdings, Inc.	3,904	706,312
Paycom Software, Inc.	1,796	407,961
Paylocity Holding Corp.(1)	1,467	262,930
Robert Half, Inc.	3,447	128,642
SS&C Technologies Holdings, Inc.	3,955	350,650
Verisk Analytics, Inc.	2,772	743,229
		5,397,624
Real Estate Management and Development — 1.1%
CBRE Group, Inc., Class A(1)	4,957	803,629
CoStar Group, Inc.(1)	10,076	901,701
Jones Lang LaSalle, Inc.(1)	1,138	347,739
Zillow Group, Inc., Class C(1)	2,387	201,248
		2,254,317
Semiconductors and Semiconductor Equipment — 2.2%
Amkor Technology, Inc.	3,898	94,293
First Solar, Inc.(1)	3,075	600,209
GLOBALFOUNDRIES, Inc.(1)	3,116	104,043
Microchip Technology, Inc.	2,629	170,885
Monolithic Power Systems, Inc.	997	833,253
ON Semiconductor Corp.(1)	15,572	772,215
Onto Innovation, Inc.(1)	1,554	164,724
Qorvo, Inc.(1)	3,428	310,920
Rambus, Inc.(1)	2,678	197,556
Skyworks Solutions, Inc.	5,720	428,657
Teradyne, Inc.	5,283	624,662
Universal Display Corp.	1,522	210,934
		4,512,351
Software — 1.1%
ACI Worldwide, Inc.(1)	2,037	100,526
Bentley Systems, Inc., Class B	5,441	302,792
Bill Holdings, Inc.(1)	1,669	77,475
Docusign, Inc.(1)	6,380	489,091
Dolby Laboratories, Inc., Class A	2,154	154,399
Freshworks, Inc., Class A(1)	111	1,495
Manhattan Associates, Inc.(1)	2,226	479,569
Qualys, Inc.(1)	120	16,297
UiPath, Inc., Class A(1)	11,098	123,410
Zoom Communications, Inc., Class A(1)	7,332	596,971
		2,342,025
Specialty Retail — 3.0%
AutoNation, Inc.	901	197,391
Best Buy Co., Inc.	7,537	555,025
Burlington Stores, Inc.(1)	1,687	490,377
CarMax, Inc.	5,726	351,290
Chewy, Inc., Class A(1)	3,559	145,777
124

Schedule of Investments - Avantis U.S. Mid Cap Equity ETF

	Shares	Value
Dick's Sporting Goods, Inc.	1,548	$329,414
Floor & Decor Holdings, Inc., Class A(1)	3,557	291,389
GameStop Corp., Class A(1)	13,909	311,701
Gap, Inc.	10,639	234,164
Lithia Motors, Inc.	1,019	343,077
Murphy USA, Inc.	692	260,538
Penske Automotive Group, Inc.	686	126,505
Tractor Supply Co.	16,518	1,020,152
Ulta Beauty, Inc.(1)	1,357	668,635
Williams-Sonoma, Inc.	4,736	891,268
		6,216,703
Technology Hardware, Storage and Peripherals — 1.8%
Hewlett Packard Enterprise Co.	43,670	985,632
NetApp, Inc.	7,111	802,050
Pure Storage, Inc., Class A(1)	11,101	861,548
Super Micro Computer, Inc.(1)(2)	8,913	370,246
Western Digital Corp.	8,993	722,498
		3,741,974
Textiles, Apparel and Luxury Goods — 1.4%
Crocs, Inc.(1)	1,595	139,084
Deckers Outdoor Corp.(1)	6,092	728,786
Levi Strauss & Co., Class A	4,486	100,352
Lululemon Athletica, Inc.(1)	2,198	444,436
Ralph Lauren Corp.	1,386	411,545
Skechers USA, Inc., Class A(1)	3,616	228,097
Tapestry, Inc.	6,627	674,761
VF Corp.	9,698	146,731
		2,873,792
Trading Companies and Distributors — 0.8%
Applied Industrial Technologies, Inc.	1,370	361,105
Core & Main, Inc., Class A(1)	4,820	311,951
MSC Industrial Direct Co., Inc., Class A	319	28,783
SiteOne Landscape Supply, Inc.(1)	1,477	211,566
Watsco, Inc.	1,014	408,013
WESCO International, Inc.	1,742	382,961
		1,704,379
Water Utilities — 0.1%
American Water Works Co., Inc.	1,033	148,246
TOTAL COMMON STOCKS (Cost $195,357,314)		207,560,956
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	143,371	143,371
State Street Navigator Securities Lending Government Money Market Portfolio(3)	60,795	60,795
TOTAL SHORT-TERM INVESTMENTS (Cost $204,166)		204,166
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $195,561,480)		207,765,122
OTHER ASSETS AND LIABILITIES — 0.1%		184,994
TOTAL NET ASSETS — 100.0%		$207,950,116

125

Schedule of Investments - Avantis U.S. Mid Cap Equity ETF

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $481,602. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $518,349, which includes securities collateral of $457,554.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 1.

See Notes to Financial Statements.

126

Schedule of Investments - Avantis U.S. Mid Cap Value ETF
AUGUST 31, 2025

	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 1.4%
ATI, Inc.(1)	15,972	$1,238,469
BWX Technologies, Inc.	9,631	1,560,607
Textron, Inc.	10,929	876,069
		3,675,145
Air Freight and Logistics — 0.7%
CH Robinson Worldwide, Inc.	1	129
Expeditors International of Washington, Inc.	15,122	1,822,806
		1,822,935
Automobile Components — 1.6%
Aptiv PLC(1)	17,302	1,376,028
Autoliv, Inc.	8,228	1,020,848
BorgWarner, Inc.	27,823	1,189,711
Lear Corp.	4,914	540,540
		4,127,127
Automobiles — 0.9%
Ford Motor Co.	197,032	2,319,067
Thor Industries, Inc.	151	16,549
		2,335,616
Banks — 5.6%
Bank OZK	9,839	516,252
BOK Financial Corp.	2,020	225,048
Citizens Financial Group, Inc.	7,034	367,738
Comerica, Inc.	14,523	1,025,033
Commerce Bancshares, Inc.	11,815	731,821
Cullen/Frost Bankers, Inc.	6,422	828,631
East West Bancorp, Inc.	13,107	1,378,070
Fifth Third Bancorp	52,925	2,422,377
First Citizens BancShares, Inc., Class A	585	1,160,587
Huntington Bancshares, Inc.	120,752	2,150,593
KeyCorp	26	504
M&T Bank Corp.	95	19,158
Popular, Inc.	7,843	985,395
Regions Financial Corp.	631	17,283
Western Alliance Bancorp	11,836	1,059,914
Wintrust Financial Corp.	7,018	963,501
Zions Bancorp NA	15,801	916,616
		14,768,521
Beverages — 1.5%
Brown-Forman Corp., Class A	1,331	40,396
Brown-Forman Corp., Class B	8,341	249,730
Celsius Holdings, Inc.(1)	9,334	586,922
Coca-Cola Consolidated, Inc.	5,510	645,992
Constellation Brands, Inc., Class A	9,953	1,611,789
Molson Coors Beverage Co., Class B	16,852	850,857
National Beverage Corp.	5	210
		3,985,896
Biotechnology — 1.4%
Alkermes PLC(1)	4,949	143,373
Biogen, Inc.(1)	9,612	1,270,899
Exelixis, Inc.(1)	29,024	1,086,078
127

Schedule of Investments - Avantis U.S. Mid Cap Value ETF

	Shares	Value
United Therapeutics Corp.(1)	4,315	$1,315,039
		3,815,389
Broadline Retail — 1.3%
Coupang, Inc.(1)	4	114
Dillard's, Inc., Class A	334	177,982
eBay, Inc.	37,158	3,366,887
		3,544,983
Building Products — 2.7%
A.O. Smith Corp.	13,510	963,128
AAON, Inc.	663	54,996
Advanced Drainage Systems, Inc.	8,736	1,257,722
Armstrong World Industries, Inc.	2,717	531,907
Carlisle Cos., Inc.	550	212,239
Lennox International, Inc.	2,871	1,601,616
Owens Corning	8,874	1,332,609
Simpson Manufacturing Co., Inc.	3,779	722,242
Trex Co., Inc.(1)	7,458	459,637
		7,136,096
Capital Markets — 5.5%
Carlyle Group, Inc.	14,400	929,664
LPL Financial Holdings, Inc.	7,130	2,598,742
MarketAxess Holdings, Inc.	984	180,899
Northern Trust Corp.	17,667	2,319,324
Raymond James Financial, Inc.	15,671	2,655,294
SEI Investments Co.	6,226	549,631
State Street Corp.	22,352	2,569,809
Stifel Financial Corp.	6,068	699,580
T. Rowe Price Group, Inc.	18,903	2,034,341
		14,537,284
Chemicals — 3.5%
CF Industries Holdings, Inc.	18,839	1,632,023
Dow, Inc.	46,462	1,144,359
Eastman Chemical Co.	3,804	267,573
LyondellBasell Industries NV, Class A	26,289	1,481,385
Mosaic Co.	31,814	1,062,588
NewMarket Corp.	741	612,777
Olin Corp.	6	142
PPG Industries, Inc.	15,999	1,779,569
RPM International, Inc.	10,632	1,332,296
		9,312,712
Commercial Services and Supplies — 0.0%
Clean Harbors, Inc.(1)	523	126,676
Construction and Engineering — 2.5%
Comfort Systems USA, Inc.	3,366	2,367,577
Dycom Industries, Inc.(1)	2,753	695,050
EMCOR Group, Inc.	4,882	3,026,840
Valmont Industries, Inc.	1,331	488,637
		6,578,104
Construction Materials — 0.3%
Eagle Materials, Inc.	3,886	897,277
Consumer Finance — 1.9%
Ally Financial, Inc.	29,423	1,207,814
Credit Acceptance Corp.(1)	69	35,516
128

Schedule of Investments - Avantis U.S. Mid Cap Value ETF

	Shares	Value
OneMain Holdings, Inc.	13,831	$855,586
Synchrony Financial	36,833	2,811,831
		4,910,747
Consumer Staples Distribution & Retail — 3.7%
BJ's Wholesale Club Holdings, Inc.(1)	13,912	1,358,924
Casey's General Stores, Inc.	4,044	1,999,839
Dollar General Corp.	20,347	2,212,940
Dollar Tree, Inc.(1)	22,241	2,428,050
Kroger Co.	3,544	240,425
Sprouts Farmers Market, Inc.(1)	10,421	1,464,567
		9,704,745
Containers and Packaging — 1.2%
AptarGroup, Inc.	1,027	143,030
Ball Corp.	260	13,686
Graphic Packaging Holding Co.	31,602	703,777
International Paper Co.	2,935	145,811
Packaging Corp. of America	9,431	2,055,581
Sonoco Products Co.	566	26,743
		3,088,628
Distributors — 0.1%
Genuine Parts Co.	1,252	174,441
Pool Corp.	247	76,745
		251,186
Diversified Consumer Services — 0.4%
Grand Canyon Education, Inc.(1)	1,160	233,821
Stride, Inc.(1)	5,158	841,734
		1,075,555
Diversified Telecommunication Services — 0.2%
Frontier Communications Parent, Inc.(1)	11,510	426,791
Electrical Equipment — 0.5%
Acuity, Inc.	515	168,132
Generac Holdings, Inc.(1)	2,652	491,283
NEXTracker, Inc., Class A(1)	9,832	661,300
		1,320,715
Electronic Equipment, Instruments and Components — 2.1%
Arrow Electronics, Inc.(1)	5,814	734,483
Flex Ltd.(1)	46,506	2,493,652
Insight Enterprises, Inc.(1)	66	8,590
Jabil, Inc.	11,648	2,385,860
TD SYNNEX Corp.	1	148
		5,622,733
Energy Equipment and Services — 2.8%
Baker Hughes Co.	79,760	3,621,104
Halliburton Co.	72,942	1,657,972
Patterson-UTI Energy, Inc.	4	23
Schlumberger NV	10,927	402,551
TechnipFMC PLC	45,070	1,656,773
Valaris Ltd.(1)	8	397
Weatherford International PLC	3	191
		7,339,011
Entertainment — 0.0%
Warner Bros Discovery, Inc.(1)	3,480	40,507
129

Schedule of Investments - Avantis U.S. Mid Cap Value ETF

	Shares	Value
Financial Services — 1.4%
Corebridge Financial, Inc.	14,945	$519,638
Enact Holdings, Inc.	2,741	103,199
Equitable Holdings, Inc.	31,952	1,701,763
Essent Group Ltd.	9,975	625,831
Jack Henry & Associates, Inc.	15	2,449
MGIC Investment Corp.	28,493	792,960
		3,745,840
Food Products — 2.6%
Archer-Daniels-Midland Co.	42,775	2,679,426
Bunge Global SA	3,774	317,846
Cal-Maine Foods, Inc.	1,090	126,048
Hershey Co.	11,750	2,159,063
Ingredion, Inc.	7,050	913,257
Lamb Weston Holdings, Inc.	9,163	527,147
Pilgrim's Pride Corp.	3,058	135,928
		6,858,715
Ground Transportation — 2.6%
JB Hunt Transport Services, Inc.	8,158	1,182,829
Landstar System, Inc.	198	26,201
Lyft, Inc., Class A(1)	41,292	669,756
Old Dominion Freight Line, Inc.	16,604	2,506,706
Ryder System, Inc.	5,069	950,539
Saia, Inc.(1)	2,974	881,672
U-Haul Holding Co.(1)(2)	1,015	58,413
U-Haul Holding Co.	10,389	542,721
		6,818,837
Health Care Equipment and Supplies — 2.2%
Align Technology, Inc.(1)	1,806	256,380
Dexcom, Inc.(1)	25,008	1,884,103
Globus Medical, Inc., Class A(1)	259	15,869
IDEXX Laboratories, Inc.(1)	4,476	2,896,375
Masimo Corp.(1)	6,022	841,333
		5,894,060
Health Care Providers and Services — 1.2%
Centene Corp.(1)	48,451	1,407,017
Encompass Health Corp.	7,464	908,817
Ensign Group, Inc.	1,008	173,154
Universal Health Services, Inc., Class B	4,483	814,023
		3,303,011
Hotels, Restaurants and Leisure — 3.9%
Boyd Gaming Corp.	6,636	569,767
Brinker International, Inc.	3,303	515,202
Carnival Corp.(1)	105,708	3,371,028
Darden Restaurants, Inc.	9,780	2,023,873
Las Vegas Sands Corp.	26,397	1,521,259
Norwegian Cruise Line Holdings Ltd.(1)	49,965	1,241,131
Texas Roadhouse, Inc.	6,713	1,158,328
		10,400,588
Household Durables — 3.2%
Lennar Corp., B Shares	680	86,482
Lennar Corp., Class A	13,683	1,821,755
Meritage Homes Corp.	1	78
130

Schedule of Investments - Avantis U.S. Mid Cap Value ETF

	Shares	Value
Mohawk Industries, Inc.(1)	4,513	$598,830
NVR, Inc.(1)	209	1,696,589
PulteGroup, Inc.	18,571	2,451,743
SharkNinja, Inc.(1)	3,776	441,641
Toll Brothers, Inc.	9,981	1,387,359
		8,484,477
Independent Power and Renewable Electricity Producers — 0.8%
AES Corp.	27,672	374,679
Clearway Energy, Inc., Class A	486	13,701
Clearway Energy, Inc., Class C	1,494	44,536
Talen Energy Corp.(1)	4,297	1,628,219
		2,061,135
Insurance — 9.7%
American Financial Group, Inc.	7,494	1,018,135
Arch Capital Group Ltd.	29,561	2,705,718
Axis Capital Holdings Ltd.	9,290	915,808
CNA Financial Corp.	609	30,176
Everest Group Ltd.	432	147,692
Fidelity National Financial, Inc.	3,024	181,047
Globe Life, Inc.	9,426	1,319,169
Hartford Insurance Group, Inc.	31,002	4,101,875
Kinsale Capital Group, Inc.	2,298	1,051,220
Loews Corp.	13,693	1,325,482
Markel Group, Inc.(1)	1,055	2,066,808
Old Republic International Corp.	25,906	1,035,463
Primerica, Inc.	3,763	1,013,527
Principal Financial Group, Inc.	15,265	1,228,985
Prudential Financial, Inc.	21,232	2,328,301
Reinsurance Group of America, Inc.	6,290	1,225,229
RenaissanceRe Holdings Ltd.	2,761	670,895
Unum Group	16,394	1,145,285
W.R. Berkley Corp.	29,033	2,081,376
		25,592,191
IT Services — 0.2%
Kyndryl Holdings, Inc.(1)	14,847	471,986
Leisure Products — 0.2%
Brunswick Corp.	1	64
Mattel, Inc.(1)	30,341	555,240
		555,304
Life Sciences Tools and Services — 0.2%
West Pharmaceutical Services, Inc.	2,041	504,025
Machinery — 2.5%
AGCO Corp.	7,914	856,216
Donaldson Co., Inc.	14,118	1,124,781
Graco, Inc.	420	35,864
Lincoln Electric Holdings, Inc.	4,761	1,155,161
Middleby Corp.(1)	177	24,222
Mueller Industries, Inc.	11,570	1,110,026
Snap-on, Inc.	4,678	1,521,473
Timken Co.	3,368	260,110
Toro Co.	6,565	532,159
		6,620,012
131

Schedule of Investments - Avantis U.S. Mid Cap Value ETF

	Shares	Value
Media — 0.9%
Fox Corp., Class A	27,027	$1,613,512
Fox Corp., Class B	14,943	815,141
Paramount Skydance Corp., Class B(1)	6,076	89,317
		2,517,970
Metals and Mining — 2.9%
Carpenter Technology Corp.	4,836	1,164,896
Cleveland-Cliffs, Inc.(1)	322	3,461
Commercial Metals Co.	15,090	870,240
Nucor Corp.	16,485	2,451,814
Reliance, Inc.	4,047	1,196,536
Steel Dynamics, Inc.	14,977	1,960,789
		7,647,736
Oil, Gas and Consumable Fuels — 6.8%
Antero Midstream Corp.	40,628	722,772
Antero Resources Corp.(1)	684	21,833
APA Corp.	32,166	746,895
Chord Energy Corp.	4,737	520,549
Civitas Resources, Inc.	4	147
ConocoPhillips	50	4,949
Coterra Energy, Inc.	77,748	1,900,186
Devon Energy Corp.	66,995	2,418,519
Diamondback Energy, Inc.	186	27,669
EQT Corp.	25,047	1,298,436
Expand Energy Corp.	14,225	1,376,695
Hess Midstream LP, Class A	8,561	352,713
HF Sinclair Corp.	6,907	351,428
Magnolia Oil & Gas Corp., Class A	1,391	34,608
Matador Resources Co.	13,942	702,119
Murphy Oil Corp.	239	5,942
New Fortress Energy, Inc.	4	10
ONEOK, Inc.	140	10,693
Ovintiv, Inc.	29,635	1,248,226
Permian Resources Corp.	61,085	872,905
Range Resources Corp.	27,962	958,258
SM Energy Co.	6	171
Targa Resources Corp.	14,714	2,468,421
Texas Pacific Land Corp.	6	5,601
Valero Energy Corp.	12,962	1,970,354
		18,020,099
Passenger Airlines — 3.3%
Alaska Air Group, Inc.(1)	8,282	519,944
Delta Air Lines, Inc.	51,166	3,161,036
Southwest Airlines Co.	45,837	1,508,037
United Airlines Holdings, Inc.(1)	33,020	3,467,100
		8,656,117
Personal Care Products — 0.6%
Estee Lauder Cos., Inc., Class A	15,966	1,464,561
Pharmaceuticals — 1.1%
Elanco Animal Health, Inc.(1)	35,439	650,306
Jazz Pharmaceuticals PLC(1)	6,907	882,369
Viatris, Inc.	128,397	1,354,588
		2,887,263
132

Schedule of Investments - Avantis U.S. Mid Cap Value ETF

	Shares	Value
Professional Services — 0.4%
Clarivate PLC(1)	40	$174
Paycom Software, Inc.	4,309	978,790
Paylocity Holding Corp.(1)	1	179
Robert Half, Inc.	126	4,702
		983,845
Semiconductors and Semiconductor Equipment — 1.5%
Amkor Technology, Inc.	8,918	215,727
ON Semiconductor Corp.(1)	37,770	1,873,014
Qorvo, Inc.(1)	2,646	239,992
Skyworks Solutions, Inc.	16,975	1,272,107
Teradyne, Inc.	3,980	470,595
		4,071,435
Software — 0.7%
InterDigital, Inc.	1,381	375,231
Manhattan Associates, Inc.(1)	5,597	1,205,818
Qualys, Inc.(1)	1,306	177,368
		1,758,417
Specialty Retail — 5.5%
Best Buy Co., Inc.	19,877	1,463,742
Burlington Stores, Inc.(1)	4,655	1,353,115
CarMax, Inc.	2,910	178,529
Dick's Sporting Goods, Inc.	4,648	989,094
Five Below, Inc.(1)	5,270	764,677
Floor & Decor Holdings, Inc., Class A(1)	539	44,155
Gap, Inc.	31,329	689,551
Lithia Motors, Inc.	1,139	383,479
Murphy USA, Inc.	2,139	805,333
Tractor Supply Co.	50,601	3,125,118
Ulta Beauty, Inc.(1)	4,149	2,044,337
Urban Outfitters, Inc.(1)	7,297	489,483
Williams-Sonoma, Inc.	11,398	2,144,990
		14,475,603
Textiles, Apparel and Luxury Goods — 2.4%
Crocs, Inc.(1)	26	2,267
Deckers Outdoor Corp.(1)	15,926	1,905,227
Lululemon Athletica, Inc.(1)	9,451	1,910,992
Ralph Lauren Corp.	4,390	1,303,523
Tapestry, Inc.	11,102	1,130,406
VF Corp.	9,834	148,789
		6,401,204
Trading Companies and Distributors — 1.2%
Air Lease Corp.	11,251	677,423
Applied Industrial Technologies, Inc.	3,190	840,820
Fastenal Co.	728	36,152
FTAI Aviation Ltd.	5,381	827,867
Herc Holdings, Inc.	35	4,578
MSC Industrial Direct Co., Inc., Class A	24	2,166
WESCO International, Inc.	3,398	747,016
		3,136,022
TOTAL COMMON STOCKS (Cost $240,751,054)		263,774,832
133

Schedule of Investments - Avantis U.S. Mid Cap Value ETF

	Shares	Value
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	348,617	$348,617
State Street Navigator Securities Lending Government Money Market Portfolio(3)	44,709	44,709
TOTAL SHORT-TERM INVESTMENTS (Cost $393,326)		393,326
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $241,144,380)		264,168,158
OTHER ASSETS AND LIABILITIES — 0.0%		6,376
TOTAL NET ASSETS — 100.0%		$264,174,534

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $43,796. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $44,709.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 1.

See Notes to Financial Statements.

134

Schedule of Investments - Avantis U.S. Quality ETF

AUGUST 31, 2025

	Shares	Value
COMMON STOCKS — 99.9%
Aerospace and Defense — 1.4%
Astronics Corp.(1)	1,404	$51,063
ATI, Inc.(1)	3,056	236,962
Axon Enterprise, Inc.(1)	30	22,419
Boeing Co.(1)	1,487	348,969
BWX Technologies, Inc.	2,751	445,772
General Electric Co.	1,891	520,403
Howmet Aerospace, Inc.	77	13,406
L3Harris Technologies, Inc.	135	37,479
Lockheed Martin Corp.	35	15,947
Northrop Grumman Corp.	36	21,241
Textron, Inc.	255	20,441
TransDigm Group, Inc.	36	50,360
Woodward, Inc.	1,124	277,426
		2,061,888
Air Freight and Logistics — 0.0%
Expeditors International of Washington, Inc.	123	14,826
Automobile Components — 0.3%
Aptiv PLC(1)	51	4,056
Gentherm, Inc.(1)	262	9,634
Patrick Industries, Inc.	1,654	185,000
Phinia, Inc.	525	30,702
Visteon Corp.	1,102	136,604
XPEL, Inc.(1)	335	12,448
		378,444
Automobiles — 1.0%
Ford Motor Co.	456	5,367
General Motors Co.	309	18,104
Harley-Davidson, Inc.	340	9,901
Tesla, Inc.(1)	4,472	1,493,067
Thor Industries, Inc.	172	18,851
		1,545,290
Banks — 0.4%
Bank of America Corp.	7,947	403,231
Citigroup, Inc.	735	70,979
Citizens Financial Group, Inc.	722	37,746
Comerica, Inc.	54	3,811
Huntington Bancshares, Inc.	95	1,692
M&T Bank Corp.	35	7,058
PNC Financial Services Group, Inc.	66	13,691
Truist Financial Corp.	441	20,648
U.S. Bancorp	416	20,313
Zions Bancorp NA	251	14,561
		593,730
Beverages — 0.6%
Boston Beer Co., Inc., Class A(1)	526	116,293
Coca-Cola Co.	3,788	261,334
Molson Coors Beverage Co., Class B	31	1,565
Monster Beverage Corp.(1)	5,132	320,288
PepsiCo, Inc.	950	141,218
		840,698
135

Schedule of Investments - Avantis U.S. Quality ETF

	Shares	Value
Biotechnology — 0.4%
Alkermes PLC(1)	1,225	$35,488
Amgen, Inc.	157	45,171
Arcellx, Inc.(1)	321	22,274
Bridgebio Pharma, Inc.(1)	3,016	156,108
Gilead Sciences, Inc.	1,326	149,798
Krystal Biotech, Inc.(1)	56	8,271
Regeneron Pharmaceuticals, Inc.	14	8,130
United Therapeutics Corp.(1)	183	55,771
Vertex Pharmaceuticals, Inc.(1)	379	148,197
		629,208
Broadline Retail — 8.0%
Amazon.com, Inc.(1)	46,812	10,719,948
eBay, Inc.	196	17,759
Etsy, Inc.(1)	593	31,435
Macy's, Inc.	391	5,173
MercadoLibre, Inc.(1)	492	1,216,672
		11,990,987
Building Products — 0.6%
Allegion PLC	64	10,867
Carrier Global Corp.	444	28,949
Fortune Brands Innovations, Inc.	25	1,463
Janus International Group, Inc.(1)	1,208	12,503
Johnson Controls International PLC	205	21,912
Lennox International, Inc.	665	370,977
Masterbrand, Inc.(1)	33	419
Simpson Manufacturing Co., Inc.	530	101,294
Trane Technologies PLC	868	360,741
Trex Co., Inc.(1)	808	49,797
UFP Industries, Inc.	11	1,111
		960,033
Capital Markets — 1.5%
Ameriprise Financial, Inc.	676	348,012
Ares Management Corp., Class A	76	13,619
Bank of New York Mellon Corp.	1,821	192,298
Blackrock, Inc.	38	42,831
Blackstone, Inc.	151	25,881
Cboe Global Markets, Inc.	21	4,955
Charles Schwab Corp.	2,431	232,987
CME Group, Inc.	120	31,981
FactSet Research Systems, Inc.	11	4,107
Goldman Sachs Group, Inc.	65	48,441
KKR & Co., Inc.	291	40,592
LPL Financial Holdings, Inc.	623	227,071
Moody's Corp.	939	478,665
MSCI, Inc.	124	70,397
Nasdaq, Inc.	360	34,106
Raymond James Financial, Inc.	138	23,383
Robinhood Markets, Inc., Class A(1)	3,374	350,997
S&P Global, Inc.	212	116,269
State Street Corp.	133	15,291
		2,301,883
136

Schedule of Investments - Avantis U.S. Quality ETF

	Shares	Value
Chemicals — 0.7%
Axalta Coating Systems Ltd.(1)	2,463	$76,994
Chemours Co.	730	11,242
Corteva, Inc.	87	6,455
DuPont de Nemours, Inc.	314	24,153
Ecolab, Inc.	80	22,163
Linde PLC	255	121,964
LyondellBasell Industries NV, Class A	29	1,634
Mosaic Co.	153	5,110
NewMarket Corp.	310	256,358
Olin Corp.	991	23,447
PPG Industries, Inc.	14	1,557
Scotts Miracle-Gro Co.	314	19,223
Sherwin-Williams Co.	1,269	464,238
		1,034,538
Commercial Services and Supplies — 0.7%
Cintas Corp.	1,939	407,248
Copart, Inc.(1)	7,189	350,895
GEO Group, Inc.(1)	962	19,952
Republic Services, Inc.	126	29,480
Rollins, Inc.	2,634	148,927
Veralto Corp.	31	3,292
Waste Management, Inc.	180	40,750
		1,000,544
Communications Equipment — 0.7%
Arista Networks, Inc.(1)	3,144	429,313
F5, Inc.(1)	12	3,758
Motorola Solutions, Inc.	1,264	597,189
Viasat, Inc.(1)	1,670	53,991
		1,084,251
Construction and Engineering — 1.2%
Argan, Inc.	456	104,068
Centuri Holdings, Inc.(1)	279	5,926
Comfort Systems USA, Inc.	282	198,353
Dycom Industries, Inc.(1)	1,039	262,316
EMCOR Group, Inc.	1,125	697,500
Fluor Corp.(1)	576	23,628
Granite Construction, Inc.	1,828	196,967
Limbach Holdings, Inc.(1)	168	19,246
Quanta Services, Inc.	587	221,863
		1,729,867
Construction Materials — 0.2%
CRH PLC	147	16,604
Eagle Materials, Inc.	757	174,791
Martin Marietta Materials, Inc.	50	30,820
U.S. Lime & Minerals, Inc.	317	39,916
Vulcan Materials Co.	348	101,324
		363,455
Consumer Finance — 0.1%
American Express Co.	242	80,170
Capital One Financial Corp.	183	41,581
Synchrony Financial	202	15,421
		137,172
137

Schedule of Investments - Avantis U.S. Quality ETF

	Shares	Value
Consumer Staples Distribution & Retail — 2.8%
BJ's Wholesale Club Holdings, Inc.(1)	633	$61,831
Costco Wholesale Corp.	3,460	3,263,887
Dollar General Corp.	53	5,764
Kroger Co.	322	21,845
Performance Food Group Co.(1)	69	6,997
Sprouts Farmers Market, Inc.(1)	2,135	300,053
Walmart, Inc.	5,904	572,570
		4,232,947
Containers and Packaging — 0.2%
AptarGroup, Inc.	986	137,320
Ball Corp.	164	8,633
Graphic Packaging Holding Co.	4,114	91,619
Sealed Air Corp.	52	1,688
		239,260
Distributors — 0.0%
LKQ Corp.	107	3,490
Diversified Consumer Services — 0.5%
ADT, Inc.	1,443	12,569
Grand Canyon Education, Inc.(1)	1,360	274,135
H&R Block, Inc.	295	14,853
Stride, Inc.(1)	1,925	314,141
Universal Technical Institute, Inc.(1)	2,477	65,863
		681,561
Diversified Telecommunication Services — 0.1%
AT&T, Inc.	938	27,474
Iridium Communications, Inc.	2,924	72,778
Verizon Communications, Inc.	498	22,027
		122,279
Electric Utilities — 0.5%
American Electric Power Co., Inc.	198	21,982
Constellation Energy Corp.	613	188,792
Edison International	24	1,347
Entergy Corp.	189	16,649
Exelon Corp.	766	33,459
FirstEnergy Corp.	468	20,414
NRG Energy, Inc.	3,029	440,902
PG&E Corp.	565	8,633
Southern Co.	284	26,213
Xcel Energy, Inc.	398	28,811
		787,202
Electrical Equipment — 0.7%
AMETEK, Inc.	142	26,242
Atkore, Inc.	274	15,944
Emerson Electric Co.	264	34,848
Fluence Energy, Inc.(1)(2)	806	5,965
GE Vernova, Inc.	856	524,702
Generac Holdings, Inc.(1)	239	44,275
NEXTracker, Inc., Class A(1)	281	18,900
Powell Industries, Inc.	106	28,213
Preformed Line Products Co.	34	6,496
Vertiv Holdings Co., Class A	2,406	306,885
		1,012,470
138

Schedule of Investments - Avantis U.S. Quality ETF

	Shares	Value
Electronic Equipment, Instruments and Components — 0.8%
Amphenol Corp., Class A	2,044	$222,510
CDW Corp.	11	1,812
Corning, Inc.	168	11,261
Daktronics, Inc.(1)	2,314	40,148
Flex Ltd.(1)	11,687	626,657
Insight Enterprises, Inc.(1)	990	128,858
Keysight Technologies, Inc.(1)	30	4,903
Littelfuse, Inc.	511	132,773
Napco Security Technologies, Inc.	1,096	41,703
Ralliant Corp.(1)	263	10,996
TE Connectivity PLC	45	9,293
Vontier Corp.	13	558
		1,231,472
Energy Equipment and Services — 0.1%
Baker Hughes Co.	488	22,155
Halliburton Co.	613	13,934
Schlumberger NV	245	9,026
TechnipFMC PLC	4,519	166,118
		211,233
Entertainment — 1.2%
Electronic Arts, Inc.	15	2,579
Liberty Media Corp.-Liberty Live, Class C(1)	128	12,465
Netflix, Inc.(1)	1,408	1,701,216
		1,716,260
Financial Services — 2.7%
Affirm Holdings, Inc.(1)	1,338	118,360
Block, Inc.(1)	632	50,332
Corpay, Inc.(1)	8	2,605
Equitable Holdings, Inc.	1,902	101,301
Fiserv, Inc.(1)	157	21,694
Mastercard, Inc., Class A	1,986	1,182,246
Payoneer Global, Inc.(1)	14,113	98,085
PayPal Holdings, Inc.(1)	57	4,001
Visa, Inc., Class A	7,100	2,497,638
Western Union Co.	3,466	30,050
		4,106,312
Food Products — 0.0%
Darling Ingredients, Inc.(1)	879	29,851
General Mills, Inc.	113	5,574
Hershey Co.	31	5,696
Mondelez International, Inc., Class A	156	9,585
		50,706
Ground Transportation — 0.8%
ArcBest Corp.	230	16,965
Covenant Logistics Group, Inc.	133	3,209
CSX Corp.	518	16,840
Heartland Express, Inc.	580	4,982
Landstar System, Inc.	696	92,102
Lyft, Inc., Class A(1)	6,582	106,760
Norfolk Southern Corp.	83	23,238
Old Dominion Freight Line, Inc.	1,520	229,475
Saia, Inc.(1)	186	55,142
139

Schedule of Investments - Avantis U.S. Quality ETF

	Shares	Value
Uber Technologies, Inc.(1)	5,575	$522,656
U-Haul Holding Co.(1)(2)	15	863
U-Haul Holding Co.	135	7,052
Union Pacific Corp.	370	82,721
XPO, Inc.(1)	167	21,660
		1,183,665
Health Care Equipment and Supplies — 0.8%
Align Technology, Inc.(1)	112	15,900
Baxter International, Inc.	480	11,851
Becton Dickinson & Co.	34	6,561
Boston Scientific Corp.(1)	1,538	162,259
Dexcom, Inc.(1)	3,527	265,724
Edwards Lifesciences Corp.(1)	704	57,263
GE HealthCare Technologies, Inc.	258	19,022
Globus Medical, Inc., Class A(1)	37	2,267
IDEXX Laboratories, Inc.(1)	518	335,193
Intuitive Surgical, Inc.(1)	580	274,511
Penumbra, Inc.(1)	25	6,816
Solventum Corp.(1)	150	10,964
Stryker Corp.	219	85,719
		1,254,050
Health Care Providers and Services — 0.2%
Acadia Healthcare Co., Inc.(1)	285	6,544
Cardinal Health, Inc.	20	2,976
Cencora, Inc.	43	12,539
Centene Corp.(1)	76	2,207
Cigna Group	1	301
Concentra Group Holdings Parent, Inc.	895	21,301
CVS Health Corp.	264	19,312
Ensign Group, Inc.	187	32,123
HCA Healthcare, Inc.	255	103,010
Labcorp Holdings, Inc.	99	27,521
McKesson Corp.	92	63,171
Molina Healthcare, Inc.(1)	26	4,701
Select Medical Holdings Corp.	1,110	14,441
Surgery Partners, Inc.(1)	666	15,111
UnitedHealth Group, Inc.	1	310
		325,568
Hotels, Restaurants and Leisure — 3.4%
Accel Entertainment, Inc.(1)	6,773	78,499
Airbnb, Inc., Class A(1)	2,580	336,767
BJ's Restaurants, Inc.(1)	892	29,935
Booking Holdings, Inc.	31	173,571
Boyd Gaming Corp.	3,793	325,667
Brightstar Lottery PLC(2)	833	13,861
Brinker International, Inc.	1,265	197,315
Carnival Corp.(1)	4,706	150,074
Cheesecake Factory, Inc.(2)	3,500	215,110
Chipotle Mexican Grill, Inc.(1)	15,412	649,462
Choice Hotels International, Inc.	82	9,806
Darden Restaurants, Inc.	310	64,151
DoorDash, Inc., Class A(1)	80	19,620
Expedia Group, Inc.	454	97,519
140

Schedule of Investments - Avantis U.S. Quality ETF

	Shares	Value
Hilton Worldwide Holdings, Inc.	7	$1,932
Las Vegas Sands Corp.	855	49,274
MGM Resorts International(1)	268	10,637
Monarch Casino & Resort, Inc.	842	87,846
Norwegian Cruise Line Holdings Ltd.(1)	7,476	185,704
Planet Fitness, Inc., Class A(1)	248	25,990
Red Rock Resorts, Inc., Class A	3,972	245,748
Royal Caribbean Cruises Ltd.	3,504	1,272,723
Starbucks Corp.	214	18,873
Target Hospitality Corp.(1)	117	1,061
Texas Roadhouse, Inc.	2,262	390,308
Travel & Leisure Co.	2,504	158,278
Wingstop, Inc.	40	13,125
Wyndham Hotels & Resorts, Inc.	109	9,440
Yum! Brands, Inc.	1,708	251,025
		5,083,321
Household Durables — 0.2%
DR Horton, Inc.	278	47,115
Garmin Ltd.	37	8,947
Installed Building Products, Inc.	434	113,630
Lennar Corp., B Shares	1	127
Lennar Corp., Class A	51	6,790
Mohawk Industries, Inc.(1)	14	1,858
NVR, Inc.(1)	1	8,118
PulteGroup, Inc.	249	32,873
		219,458
Household Products — 0.0%
Church & Dwight Co., Inc.	112	10,434
Colgate-Palmolive Co.	336	28,247
Kimberly-Clark Corp.	100	12,914
		51,595
Independent Power and Renewable Electricity Producers — 0.4%
Clearway Energy, Inc., Class A	374	10,543
Clearway Energy, Inc., Class C	349	10,404
Talen Energy Corp.(1)	831	314,883
Vistra Corp.	1,459	275,911
		611,741
Industrial Conglomerates — 0.1%
3M Co.	654	101,717
Insurance — 0.6%
Aflac, Inc.	248	26,501
Allstate Corp.	33	6,714
American International Group, Inc.	449	36,513
Aon PLC, Class A	54	19,818
Assurant, Inc.	36	7,762
Chubb Ltd.	140	38,510
Globe Life, Inc.	298	41,705
Hanover Insurance Group, Inc.	125	21,685
Hartford Insurance Group, Inc.	265	35,062
Loews Corp.	76	7,357
Marsh & McLennan Cos., Inc.	148	30,460
MetLife, Inc.	209	17,004
Progressive Corp.	1,280	316,237
141

Schedule of Investments - Avantis U.S. Quality ETF

	Shares	Value
Prudential Financial, Inc.	128	$14,036
RenaissanceRe Holdings Ltd.	673	163,532
Travelers Cos., Inc.	33	8,960
W.R. Berkley Corp.	145	10,395
Willis Towers Watson PLC	110	35,947
		838,198
Interactive Media and Services — 11.6%
Alphabet, Inc., Class A	27,655	5,888,026
Alphabet, Inc., Class C	20,963	4,476,229
Cargurus, Inc.(1)	2,777	96,084
Match Group, Inc.	626	23,375
Meta Platforms, Inc., Class A	9,333	6,894,287
Pinterest, Inc., Class A(1)	36	1,319
		17,379,320
IT Services — 0.6%
Akamai Technologies, Inc.(1)	34	2,690
Applied Digital Corp.(1)	2,033	32,487
Cloudflare, Inc., Class A(1)	219	45,708
Cognizant Technology Solutions Corp., Class A	280	20,230
Gartner, Inc.(1)	615	154,482
GoDaddy, Inc., Class A(1)	1,468	217,719
Kyndryl Holdings, Inc.(1)	10,942	347,846
Okta, Inc.(1)	76	7,051
Snowflake, Inc., Class A(1)	82	19,570
		847,783
Leisure Products — 0.0%
Brunswick Corp.	323	20,540
Malibu Boats, Inc., Class A(1)	40	1,328
		21,868
Life Sciences Tools and Services — 0.1%
Agilent Technologies, Inc.	129	16,210
Danaher Corp.	150	30,873
Mettler-Toledo International, Inc.(1)	46	59,848
Thermo Fisher Scientific, Inc.	12	5,913
Waters Corp.(1)	13	3,923
		116,767
Machinery — 0.8%
Albany International Corp., Class A	182	11,559
Atmus Filtration Technologies, Inc.	2,694	119,937
Blue Bird Corp.(1)	1,233	71,995
Caterpillar, Inc.	555	232,567
Cummins, Inc.	44	17,531
Dover Corp.	192	34,341
Fortive Corp.	224	10,721
Illinois Tool Works, Inc.	121	32,023
Ingersoll Rand, Inc.	223	17,713
Lincoln Electric Holdings, Inc.	1,073	260,342
Lindsay Corp.	432	59,283
Middleby Corp.(1)	75	10,264
Mueller Industries, Inc.	1,979	189,865
Oshkosh Corp.	153	21,324
Otis Worldwide Corp.	173	14,944
Parker-Hannifin Corp.	20	15,187
142

Schedule of Investments - Avantis U.S. Quality ETF

	Shares	Value
REV Group, Inc.	1,362	$72,472
Snap-on, Inc.	30	9,757
Stanley Black & Decker, Inc.	1	74
Wabash National Corp.	198	2,196
Westinghouse Air Brake Technologies Corp.	125	24,187
Xylem, Inc.	248	35,107
		1,263,389
Media — 0.0%
Comcast Corp., Class A	721	24,492
News Corp., Class A	84	2,471
News Corp., Class B	83	2,811
Omnicom Group, Inc.	114	8,930
Trade Desk, Inc., Class A(1)	129	7,051
		45,755
Metals and Mining — 0.6%
Alpha Metallurgical Resources, Inc.(1)	319	47,592
Carpenter Technology Corp.	958	230,763
Cleveland-Cliffs, Inc.(1)	2,009	21,597
Coeur Mining, Inc.(1)	11,720	154,118
Commercial Metals Co.	7	404
Freeport-McMoRan, Inc.	8,523	378,421
Newmont Corp.	339	25,221
Nucor Corp.	42	6,247
Steel Dynamics, Inc.	67	8,772
Warrior Met Coal, Inc.	167	10,210
		883,345
Multi-Utilities — 0.1%
CenterPoint Energy, Inc.	140	5,279
CMS Energy Corp.	360	25,765
DTE Energy Co.	249	34,026
NiSource, Inc.	651	27,518
Public Service Enterprise Group, Inc.	128	10,538
		103,126
Oil, Gas and Consumable Fuels — 1.5%
APA Corp.	627	14,559
Centrus Energy Corp., Class A(1)(2)	533	107,522
Cheniere Energy, Inc.	4,370	1,056,753
Coterra Energy, Inc.	394	9,629
DT Midstream, Inc.	19	1,979
EOG Resources, Inc.	122	15,228
EQT Corp.	2,439	126,438
Kinder Morgan, Inc.	1,243	33,536
Magnolia Oil & Gas Corp., Class A	6,234	155,102
Marathon Petroleum Corp.	227	40,794
Matador Resources Co.	4,577	230,498
Occidental Petroleum Corp.	67	3,190
ONEOK, Inc.	397	30,323
PBF Energy, Inc., Class A	838	22,894
Phillips 66	3	401
Range Resources Corp.	687	23,544
Targa Resources Corp.	1,744	292,573
Williams Cos., Inc.	327	18,927
		2,183,890
143

Schedule of Investments - Avantis U.S. Quality ETF

	Shares	Value
Paper and Forest Products — 0.1%
Louisiana-Pacific Corp.	1,692	$160,926
Sylvamo Corp.	3	139
		161,065
Passenger Airlines — 0.0%
Alaska Air Group, Inc.(1)	88	5,525
Delta Air Lines, Inc.	111	6,857
Frontier Group Holdings, Inc.(1)(2)	368	1,803
SkyWest, Inc.(1)	14	1,700
United Airlines Holdings, Inc.(1)	104	10,920
		26,805
Pharmaceuticals — 1.1%
Bristol-Myers Squibb Co.	4,367	206,035
Eli Lilly & Co.	1,714	1,255,642
Merck & Co., Inc.	1,154	97,075
Viatris, Inc.	508	5,359
Zoetis, Inc.	543	84,925
		1,649,036
Professional Services — 0.3%
Amentum Holdings, Inc.(1)	2	50
Automatic Data Processing, Inc.	307	93,343
Broadridge Financial Solutions, Inc.	65	16,615
CRA International, Inc.	341	66,072
Dayforce, Inc.(1)	30	2,093
Equifax, Inc.	34	8,374
Jacobs Solutions, Inc.	33	4,826
Legalzoom.com, Inc.(1)	1,331	14,748
Paychex, Inc.	38	5,299
SS&C Technologies Holdings, Inc.	203	17,998
Upwork, Inc.(1)	4,570	70,332
Verisk Analytics, Inc.	465	124,676
		424,426
Real Estate Management and Development — 0.1%
CBRE Group, Inc., Class A(1)	244	39,557
CoStar Group, Inc.(1)	283	25,326
Forestar Group, Inc.(1)	46	1,273
Howard Hughes Holdings, Inc.(1)	256	19,525
Marcus & Millichap, Inc.	273	8,897
		94,578
Semiconductors and Semiconductor Equipment — 18.1%
Advanced Micro Devices, Inc.(1)	3,752	610,188
Analog Devices, Inc.	119	29,906
Applied Materials, Inc.	374	60,124
Broadcom, Inc.	21,212	6,308,237
Cirrus Logic, Inc.(1)	827	94,435
First Solar, Inc.(1)	336	65,584
KLA Corp.	938	817,936
Microchip Technology, Inc.	180	11,700
Monolithic Power Systems, Inc.	4	3,343
NVIDIA Corp.	108,991	18,984,052
NXP Semiconductors NV	10	2,349
Photronics, Inc.(1)	651	14,758
Power Integrations, Inc.	100	4,510
144

Schedule of Investments - Avantis U.S. Quality ETF

	Shares	Value
QUALCOMM, Inc.	243	$39,057
Texas Instruments, Inc.	175	35,434
		27,081,613
Software — 16.4%
A10 Networks, Inc.	5,308	94,005
Adobe, Inc.(1)	1,142	407,351
AppLovin Corp., Class A(1)	1,248	597,280
Autodesk, Inc.(1)	779	245,151
Cadence Design Systems, Inc.(1)	129	45,205
Crowdstrike Holdings, Inc., Class A(1)	661	280,066
Docusign, Inc.(1)	1,996	153,013
Dropbox, Inc., Class A(1)	990	28,769
Fair Isaac Corp.(1)	3	4,565
Fortinet, Inc.(1)	8,596	677,107
HubSpot, Inc.(1)	13	6,281
InterDigital, Inc.	1,013	275,242
Intuit, Inc.	1,385	923,795
Manhattan Associates, Inc.(1)	1,197	257,882
MARA Holdings, Inc.(1)(2)	2,957	47,253
Microsoft Corp.	31,018	15,716,510
Nutanix, Inc., Class A(1)	2,985	200,622
Oracle Corp.	5,515	1,247,107
Palantir Technologies, Inc., Class A(1)	7,688	1,204,787
Palo Alto Networks, Inc.(1)	2,549	485,636
Pegasystems, Inc.	1,649	89,392
Procore Technologies, Inc.(1)	87	6,047
Qualys, Inc.(1)	1,956	265,644
Roper Technologies, Inc.	63	33,158
Rubrik, Inc., Class A(1)	374	33,436
Salesforce, Inc.	372	95,325
ServiceNow, Inc.(1)	610	559,651
Strategy, Inc., Class A(1)	1,541	515,326
Synopsys, Inc.(1)	122	73,629
Tyler Technologies, Inc.(1)	4	2,252
Workday, Inc., Class A(1)	50	11,541
Yext, Inc.(1)	2,545	23,134
		24,606,162
Specialty Retail — 2.4%
Arhaus, Inc.(1)	667	7,824
AutoNation, Inc.	404	88,508
AutoZone, Inc.(1)	121	508,022
Best Buy Co., Inc.	173	12,740
Burlington Stores, Inc.(1)	1,136	330,212
Camping World Holdings, Inc., Class A	802	14,043
Floor & Decor Holdings, Inc., Class A(1)	865	70,861
Lowe's Cos., Inc.	166	42,838
Murphy USA, Inc.	641	241,337
O'Reilly Automotive, Inc.(1)	6,643	688,746
Ross Stores, Inc.	788	115,962
Signet Jewelers Ltd.	2,206	194,238
TJX Cos., Inc.	5,824	795,617
Tractor Supply Co.	327	20,196
Ulta Beauty, Inc.(1)	944	465,137
145

Schedule of Investments - Avantis U.S. Quality ETF

	Shares	Value
Wayfair, Inc., Class A(1)	204	$15,218
		3,611,499
Technology Hardware, Storage and Peripherals — 10.5%
Apple, Inc.	65,713	15,254,616
Hewlett Packard Enterprise Co.	110	2,483
HP, Inc.	173	4,938
NetApp, Inc.	85	9,587
Sandisk Corp.(1)	819	42,973
Seagate Technology Holdings PLC	151	25,277
Super Micro Computer, Inc.(1)	7,478	310,636
Western Digital Corp.	244	19,603
		15,670,113
Textiles, Apparel and Luxury Goods — 0.8%
Capri Holdings Ltd.(1)	244	5,024
Crocs, Inc.(1)	1,308	114,058
Deckers Outdoor Corp.(1)	1,932	231,125
Kontoor Brands, Inc.	2,718	209,965
Levi Strauss & Co., Class A	1,422	31,810
Lululemon Athletica, Inc.(1)	2,393	483,865
Ralph Lauren Corp.	273	81,062
Tapestry, Inc.	692	70,459
Under Armour, Inc., Class A(1)	2,297	11,485
Under Armour, Inc., Class C(1)	1,253	6,165
		1,245,018
Trading Companies and Distributors — 0.9%
Applied Industrial Technologies, Inc.	592	156,039
Boise Cascade Co.	360	31,320
Fastenal Co.	1,933	95,993
Herc Holdings, Inc.	1,904	249,024
WESCO International, Inc.	900	197,856
WW Grainger, Inc.	667	676,005
		1,406,237
Water Utilities — 0.0%
Essential Utilities, Inc.	349	13,789
Wireless Telecommunication Services — 0.0%
T-Mobile U.S., Inc.	110	27,719
TOTAL COMMON STOCKS (Cost $130,644,631)		149,594,622
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	94,878	94,878
State Street Navigator Securities Lending Government Money Market Portfolio(3)	135,588	135,588
TOTAL SHORT-TERM INVESTMENTS (Cost $230,466)		230,466
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $130,875,097)		149,825,088
OTHER ASSETS AND LIABILITIES — (0.1)%		(96,068)
TOTAL NET ASSETS — 100.0%		$149,729,020

146

Schedule of Investments - Avantis U.S. Quality ETF

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $133,617. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $136,971, which includes securities collateral of $1,383.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 1.

See Notes to Financial Statements.

147

Schedule of Investments - Avantis U.S. Small Cap Equity ETF
AUGUST 31, 2025

	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 0.9%
AAR Corp.(1)	26,182	$1,980,930
AerSale Corp.(1)	62,296	537,614
Astronics Corp.(1)	70,078	2,548,737
Cadre Holdings, Inc.	20,491	631,328
Ducommun, Inc.(1)	31,821	2,902,712
Innovative Solutions & Support, Inc.(1)	11,976	155,089
National Presto Industries, Inc.	12,637	1,324,610
Park Aerospace Corp.	36,620	686,259
Spirit AeroSystems Holdings, Inc., Class A(1)	2	83
V2X, Inc.(1)	28,284	1,626,330
Virgin Galactic Holdings, Inc.(1)(2)	19,765	61,469
VSE Corp.	25,502	4,141,525
		16,596,686
Air Freight and Logistics — 0.3%
Forward Air Corp.(1)(2)	16,191	486,216
Hub Group, Inc., Class A	131,094	4,905,537
Radiant Logistics, Inc.(1)	68,082	440,491
		5,832,244
Automobile Components — 2.3%
Adient PLC(1)	185,479	4,599,879
American Axle & Manufacturing Holdings, Inc.(1)	258,587	1,504,976
Dana, Inc.	353,138	7,119,262
Fox Factory Holding Corp.(1)	60,923	1,762,502
Gentherm, Inc.(1)	68,610	2,522,790
Goodyear Tire & Rubber Co.(1)	286,009	2,425,356
Holley, Inc.(1)	113,894	463,549
LCI Industries	50,461	5,319,599
Motorcar Parts of America, Inc.(1)	39,254	584,885
Patrick Industries, Inc.	11,252	1,258,536
Phinia, Inc.	81,751	4,780,798
Solid Power, Inc.(1)	136,912	592,829
Standard Motor Products, Inc.	45,295	1,757,899
Stoneridge, Inc.(1)	68,052	564,832
Strattec Security Corp.(1)	7,671	505,289
Visteon Corp.	51,961	6,441,085
XPEL, Inc.(1)	48,132	1,788,585
		43,992,651
Automobiles — 0.2%
Faraday Future Intelligent Electric, Inc.(1)(2)	76,059	169,612
Harley-Davidson, Inc.	19,722	574,305
Winnebago Industries, Inc.	60,679	2,183,230
		2,927,147
Banks — 17.6%
1st Source Corp.	33,944	2,186,672
ACNB Corp.	19,631	889,677
Amalgamated Financial Corp.	39,829	1,150,660
Amerant Bancorp, Inc.	87,646	1,884,389
Ameris Bancorp	253	18,540
Ames National Corp.	1,577	31,508
Arrow Financial Corp.	32,479	965,601
148

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Banc of California, Inc.	300,203	$5,079,435
Bancorp, Inc.(1)	34,949	2,664,512
Bank First Corp.	23,281	3,024,668
Bank of Hawaii Corp.	82,367	5,610,840
Bank of Marin Bancorp	32,013	785,599
Bank of NT Butterfield & Son Ltd.	108,281	4,885,639
Bank7 Corp.	7,666	380,310
BankUnited, Inc.	171,491	6,720,732
Bankwell Financial Group, Inc.	3,989	168,655
Banner Corp.	74,494	4,993,333
Bar Harbor Bankshares	33,619	1,084,885
BayCom Corp.	12,176	368,446
BCB Bancorp, Inc.	17,739	157,877
Berkshire Hills Bancorp, Inc.	103,312	2,699,543
Blue Foundry Bancorp(1)	12,576	116,831
Blue Ridge Bankshares, Inc.(1)	95,287	382,101
Bridgewater Bancshares, Inc.(1)	43,514	712,759
Brookline Bancorp, Inc.	201,891	2,210,706
Burke & Herbert Financial Services Corp.	28,644	1,820,613
Business First Bancshares, Inc.	62,625	1,566,251
BV Financial, Inc.(1)	5,786	97,089
Byline Bancorp, Inc.	61,213	1,769,668
C&F Financial Corp.	5,152	370,841
California BanCorp(1)	50,635	852,693
Camden National Corp.	36,138	1,477,683
Capital Bancorp, Inc.	24,402	829,424
Capital City Bank Group, Inc.	30,341	1,330,756
Carter Bankshares, Inc.(1)	54,212	1,054,966
Central Pacific Financial Corp.	61,428	1,923,925
Chemung Financial Corp.	4,131	222,744
ChoiceOne Financial Services, Inc.	25,588	789,646
Citizens & Northern Corp.	5,844	118,049
Citizens Financial Services, Inc.	6,995	419,420
City Holding Co.	31,988	4,109,818
Civista Bancshares, Inc.	36,205	767,184
CNB Financial Corp.	50,711	1,334,206
Coastal Financial Corp.(1)	30,591	3,502,670
Colony Bankcorp, Inc.	31,693	544,486
Columbia Financial, Inc.(1)	59,933	900,793
Community Trust Bancorp, Inc.	35,586	2,078,934
Community West Bancshares	36,146	770,633
ConnectOne Bancorp, Inc.	108,945	2,788,992
Customers Bancorp, Inc.(1)	68,173	4,887,322
CVB Financial Corp.	287,306	5,783,470
Dime Community Bancshares, Inc.	93,870	2,887,441
Eagle Bancorp Montana, Inc.	6,757	118,450
Eagle Bancorp, Inc.	70,330	1,365,809
Eastern Bankshares, Inc.	267	4,568
Enterprise Financial Services Corp.	80,261	4,915,184
Equity Bancshares, Inc., Class A	35,456	1,437,032
Esquire Financial Holdings, Inc.	17,549	1,721,557
Farmers & Merchants Bancorp, Inc.	12,317	325,908
Farmers National Banc Corp.	81,966	1,244,244
149

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
FB Bancorp, Inc.(1)	8,397	$100,596
FB Financial Corp.	88,018	4,724,806
Fidelity D&D Bancorp, Inc.	374	16,325
Financial Institutions, Inc.	42,705	1,181,647
Finward Bancorp	229	7,328
First Bancorp, Inc.	3,204	87,085
First Bancorp/Southern Pines NC	92,124	5,029,049
First Bank	38,308	644,341
First Busey Corp.	193,316	4,774,905
First Business Financial Services, Inc.	16,202	847,689
First Commonwealth Financial Corp.	230,792	4,096,558
First Community Bankshares, Inc.	38,326	1,455,621
First Community Corp.	10,959	298,852
First Financial Bancorp	206,538	5,469,126
First Financial Corp.	26,021	1,535,239
First Financial Northwest, Inc.(1)	9,481	5,309
First Foundation, Inc.(1)	151,014	898,533
First Internet Bancorp	16,465	413,518
First Merchants Corp.	131,199	5,447,383
First Mid Bancshares, Inc.	46,929	1,897,809
First National Corp.	908	21,211
First Savings Financial Group, Inc.	3,675	100,769
First United Corp.	9,268	346,345
First Western Financial, Inc.(1)	9,904	231,357
Firstsun Capital Bancorp(1)	21,416	814,022
Five Star Bancorp	32,303	1,058,569
Flushing Financial Corp.	71,293	980,992
Franklin Financial Services Corp.	3,269	152,662
FS Bancorp, Inc.	5,085	217,180
FVCBankcorp, Inc.	53	719
GBank Financial Holdings, Inc.(1)(2)	6,915	274,698
German American Bancorp, Inc.	73,913	3,088,085
Great Southern Bancorp, Inc.	21,029	1,330,925
Greene County Bancorp, Inc.	6,323	151,689
Guaranty Bancshares, Inc.	18,488	908,500
Hanmi Financial Corp.	72,400	1,821,584
Hanover Bancorp, Inc.	1,034	23,317
HarborOne Bancorp, Inc.	19,882	255,683
HBT Financial, Inc.	22,638	599,681
Heritage Commerce Corp.	136,126	1,406,182
Heritage Financial Corp.	77,226	1,887,403
Hilltop Holdings, Inc.	104,401	3,662,387
Hingham Institution For Savings	3,743	1,063,536
Home Bancorp, Inc.	14,245	801,495
HomeStreet, Inc.(1)	16,168	224,250
HomeTrust Bancshares, Inc.	34,327	1,419,765
Hope Bancorp, Inc.	274,443	3,054,551
Horizon Bancorp, Inc.	97,524	1,644,255
Independent Bank Corp.	10,300	736,553
Independent Bank Corp. (Michigan)	46,962	1,544,580
Investar Holding Corp.	10,080	236,275
Kearny Financial Corp.	128,770	869,198
Lakeland Financial Corp.	55,636	3,808,284
150

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
LCNB Corp.	59	$955
Live Oak Bancshares, Inc.	78,177	3,024,668
MainStreet Bancshares, Inc.	165	3,737
Mercantile Bank Corp.	36,463	1,795,803
Meridian Corp.	15,399	242,380
Metrocity Bankshares, Inc.	40,513	1,212,959
Metropolitan Bank Holding Corp.	24,954	1,981,098
Mid Penn Bancorp, Inc.	43,046	1,297,406
Middlefield Banc Corp.	181	5,557
Midland States Bancorp, Inc.	48,389	891,325
MidWestOne Financial Group, Inc.	32,761	990,693
MVB Financial Corp.	15,543	379,249
National Bank Holdings Corp., Class A	83,729	3,283,851
National Bankshares, Inc.	27	846
NB Bancorp, Inc.	50,429	952,604
NBT Bancorp, Inc.	114,688	5,077,238
Nicolet Bankshares, Inc.	30,069	4,158,242
Northeast Bank	16,871	1,865,258
Northfield Bancorp, Inc.	92,989	1,101,920
Northpointe Bancshares, Inc.	4,503	80,243
Northrim BanCorp, Inc.	13,210	1,242,136
Northwest Bancshares, Inc.	306,053	3,871,570
Norwood Financial Corp.	172	4,654
Oak Valley Bancorp	539	15,356
OceanFirst Financial Corp.	128,763	2,367,952
OFG Bancorp	104,341	4,669,260
Old Point Financial Corp.	1,442	60,708
Old Second Bancorp, Inc.	105,105	1,940,238
OP Bancorp	9,347	135,905
Orange County Bancorp, Inc.	16,266	433,977
Origin Bancorp, Inc.	68,828	2,676,721
Orrstown Financial Services, Inc.	40,535	1,412,645
Pacific Premier Bancorp, Inc.	213,691	5,233,293
Park National Corp.	32,706	5,617,910
Parke Bancorp, Inc.	2,077	46,836
Pathward Financial, Inc.	55,060	4,375,618
PCB Bancorp	8,830	195,143
Peapack-Gladstone Financial Corp.	36,481	1,058,314
Peoples Bancorp of North Carolina, Inc.	3,058	96,877
Peoples Bancorp, Inc.	78,656	2,433,617
Peoples Financial Services Corp.	18,839	987,352
Plumas Bancorp	132	5,727
Ponce Financial Group, Inc.(1)	15,922	236,282
Preferred Bank	28,580	2,697,952
Primis Financial Corp.	50,101	573,656
Provident Bancorp, Inc.(1)	16,617	213,861
Provident Financial Services, Inc.	290,781	5,769,095
QCR Holdings, Inc.	37,770	2,960,413
RBB Bancorp	33,167	670,968
Red River Bancshares, Inc.	4,731	309,407
Republic Bancorp, Inc., Class A	21,885	1,679,455
Riverview Bancorp, Inc.	12,947	65,512
S&T Bancorp, Inc.	86,850	3,431,444
151

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Seacoast Banking Corp. of Florida	190,216	$5,917,620
Shore Bancshares, Inc.	71,055	1,221,435
Sierra Bancorp	28,307	867,893
Simmons First National Corp., Class A	284,727	5,916,627
SmartFinancial, Inc.	32,606	1,201,531
South Plains Financial, Inc.	28,043	1,139,387
Southern First Bancshares, Inc.(1)	10,915	492,267
Southern Missouri Bancorp, Inc.	22,049	1,268,589
Southside Bancshares, Inc.	65,362	2,041,909
SR Bancorp, Inc.(2)	4,308	64,922
Stellar Bancorp, Inc.	101,262	3,131,021
Stock Yards Bancorp, Inc.	68,007	5,488,845
Third Coast Bancshares, Inc.(1)	24,689	983,363
Timberland Bancorp, Inc.	4,072	136,208
Tompkins Financial Corp.	28,791	2,019,401
Towne Bank	154,415	5,665,486
TriCo Bancshares	61,374	2,787,607
Triumph Financial, Inc.(1)	38,600	2,373,514
TrustCo Bank Corp.	42,454	1,689,245
Trustmark Corp.	126,335	5,087,510
Unity Bancorp, Inc.	15,471	809,907
Univest Financial Corp.	64,654	2,047,592
USCB Financial Holdings, Inc.	429	7,460
Veritex Holdings, Inc.	121,051	4,158,102
Virginia National Bankshares Corp.	550	22,886
WaFd, Inc.	183,199	5,761,609
Washington Trust Bancorp, Inc.	41,618	1,262,274
WesBanco, Inc.	54,350	1,782,680
West BanCorp, Inc.	3,941	78,662
Westamerica Bancorporation	57,970	2,899,080
Western New England Bancorp, Inc.	13,992	175,460
WSFS Financial Corp.	13,584	791,811
		334,102,597
Beverages — 0.2%
Boston Beer Co., Inc., Class A(1)	10,664	2,357,704
MGP Ingredients, Inc.	24,184	715,121
Vita Coco Co., Inc.(1)	2,815	100,608
Zevia PBC, Class A(1)	35,933	100,612
		3,274,045
Biotechnology — 3.9%
4D Molecular Therapeutics, Inc.(1)	51,573	317,690
89bio, Inc.(1)	260,001	2,347,809
Absci Corp.(1)(2)	83,043	198,473
Adverum Biotechnologies, Inc.(1)(2)	6,843	21,076
Agios Pharmaceuticals, Inc.(1)	126,515	4,770,881
Akebia Therapeutics, Inc.(1)	296,766	931,845
Akero Therapeutics, Inc.(1)	224	10,468
Aldeyra Therapeutics, Inc.(1)	31,223	182,342
Alector, Inc.(1)	4,821	11,329
Aligos Therapeutics, Inc.(1)	1,427	15,055
Anika Therapeutics, Inc.(1)	28,339	265,820
Annexon, Inc.(1)	226,012	465,585
Apogee Therapeutics, Inc.(1)	2,028	73,758
152

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Arcturus Therapeutics Holdings, Inc.(1)	54,007	$918,659
Arcus Biosciences, Inc.(1)	93,236	987,369
Assembly Biosciences, Inc.(1)	736	18,179
Astria Therapeutics, Inc.(1)	65,276	403,406
aTyr Pharma, Inc.(1)(2)	728	3,917
Aura Biosciences, Inc.(1)	38,693	242,218
Aurinia Pharmaceuticals, Inc.(1)	217,914	2,612,789
Beam Therapeutics, Inc.(1)	38,162	624,330
Biomea Fusion, Inc.(1)(2)	80	156
Black Diamond Therapeutics, Inc.(1)(2)	73,842	203,065
C4 Therapeutics, Inc.(1)	2,274	5,912
Cardiff Oncology, Inc.(1)(2)	542	1,138
CareDx, Inc.(1)	70,442	962,238
Caribou Biosciences, Inc.(1)	57,372	107,286
Catalyst Pharmaceuticals, Inc.(1)	210,494	4,334,071
Celldex Therapeutics, Inc.(1)	99,527	2,197,556
CervoMed, Inc.(1)	2,205	21,212
CG oncology, Inc.(1)	88,001	2,360,187
Compass Therapeutics, Inc.(1)	36,340	126,827
Corbus Pharmaceuticals Holdings, Inc.(1)	4,374	40,984
Corvus Pharmaceuticals, Inc.(1)(2)	4,500	25,830
Cullinan Therapeutics, Inc.(1)	118,701	895,006
Day One Biopharmaceuticals, Inc.(1)	19,519	146,588
Denali Therapeutics, Inc.(1)	143,077	2,184,786
Design Therapeutics, Inc.(1)	41,456	229,252
DiaMedica Therapeutics, Inc.(1)(2)	3,243	18,518
Dianthus Therapeutics, Inc.(1)(2)	54,874	1,293,380
Disc Medicine, Inc.(1)	25,352	1,512,120
Dynavax Technologies Corp.(1)	270,378	2,736,225
Dyne Therapeutics, Inc.(1)	31,383	423,357
Editas Medicine, Inc.(1)	53,613	137,785
Eledon Pharmaceuticals, Inc.(1)	14,047	36,382
Emergent BioSolutions, Inc.(1)	127,954	1,062,018
Enanta Pharmaceuticals, Inc.(1)	46,161	387,752
Engene Holdings, Inc.(1)	4,367	20,176
Entrada Therapeutics, Inc.(1)	62,920	344,172
Essa Pharma, Inc.	46,373	11,130
Genelux Corp.(1)(2)	6,212	20,686
GRAIL, Inc.(1)	34,867	1,143,289
Gyre Therapeutics, Inc.(1)(2)	2,963	22,934
HilleVax, Inc.(1)(2)	12,633	26,403
Ideaya Biosciences, Inc.(1)	162,517	3,989,792
Immuneering Corp., Class A(1)(2)	23,309	134,027
Immunome, Inc.(1)	45,211	429,957
Inhibrx Biosciences, Inc.(1)	642	18,104
Inmune Bio, Inc.(1)(2)	704	1,429
Instil Bio, Inc.(1)(2)	6,850	184,950
Intellia Therapeutics, Inc.(1)(2)	220,796	2,507,139
Iovance Biotherapeutics, Inc.(1)	12,955	28,890
iTeos Therapeutics, Inc.(1)	72,319	734,038
Janux Therapeutics, Inc.(1)	12,320	279,910
Keros Therapeutics, Inc.(1)	32,036	487,268
Kodiak Sciences, Inc.(1)	72,488	655,291
153

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Korro Bio, Inc.(1)(2)	7,961	$183,740
Kura Oncology, Inc.(1)	84,952	671,121
Kymera Therapeutics, Inc.(1)	2,939	121,087
Kyverna Therapeutics, Inc.(1)(2)	26,461	98,170
Larimar Therapeutics, Inc.(1)	78,957	285,824
Lexeo Therapeutics, Inc.(1)	25,298	121,177
Lyell Immunopharma, Inc.(1)	3,470	38,448
MiMedx Group, Inc.(1)	257,482	1,828,122
Mineralys Therapeutics, Inc.(1)	1,803	27,910
Monopar Therapeutics, Inc.(1)	402	13,728
Monte Rosa Therapeutics, Inc.(1)(2)	124,110	595,728
Myriad Genetics, Inc.(1)	8,503	54,164
Neurogene, Inc.(1)	11,329	209,360
Newamsterdam Pharma Co. NV(1)(2)	88,763	2,134,750
Nkarta, Inc.(1)(2)	90,267	191,366
Nurix Therapeutics, Inc.(1)	22,462	209,795
Olema Pharmaceuticals, Inc.(1)	41,833	228,408
OnKure Therapeutics, Inc., Class A(1)	4,273	11,751
Organogenesis Holdings, Inc.(1)(2)	150,617	775,678
ORIC Pharmaceuticals, Inc.(1)	109,072	1,115,807
Oruka Therapeutics, Inc.(1)	25,282	374,174
Perspective Therapeutics, Inc.(1)	2,524	8,481
Praxis Precision Medicines, Inc.(1)	8,764	399,113
Protagonist Therapeutics, Inc.(1)	2,189	129,260
Protara Therapeutics, Inc.(1)	58,314	181,940
Prothena Corp. PLC(1)	61,912	507,678
Puma Biotechnology, Inc.(1)	95,662	482,136
RAPT Therapeutics, Inc.(1)	2,789	31,739
Recursion Pharmaceuticals, Inc., Class A(1)	316,934	1,489,590
REGENXBIO, Inc.(1)	99,282	886,588
Relay Therapeutics, Inc.(1)	357,208	1,282,377
Replimune Group, Inc.(1)	122,030	658,962
Sagimet Biosciences, Inc., Class A(1)(2)	51,577	387,343
Savara, Inc.(1)(2)	1,747	5,730
Sera Prognostics, Inc., Class A(1)(2)	5,403	17,452
Seres Therapeutics, Inc.(1)(2)	119	2,254
Solid Biosciences, Inc.(1)	59,302	324,975
Spero Therapeutics, Inc.(1)	40,219	83,253
Spyre Therapeutics, Inc.(1)(2)	5,500	90,695
Stoke Therapeutics, Inc.(1)(2)	59,784	1,181,332
Tango Therapeutics, Inc.(1)(2)	78,391	526,004
Tectonic Therapeutic, Inc.(1)	3,817	97,486
Tonix Pharmaceuticals Holding Corp.(1)	7,604	225,306
Tourmaline Bio, Inc.(1)	44,075	1,031,355
Tyra Biosciences, Inc.(1)	32,562	412,561
uniQure NV(1)	52	849
Upstream Bio, Inc.(1)	49,861	854,119
Vanda Pharmaceuticals, Inc.(1)	117,084	553,807
Vera Therapeutics, Inc.(1)	312	6,752
Vir Biotechnology, Inc.(1)	240,371	1,187,433
Viridian Therapeutics, Inc.(1)	55,414	1,018,509
Vistagen Therapeutics, Inc.(1)	32,057	107,070
Vor BioPharma, Inc.(1)(2)	17,038	33,565
154

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Voyager Therapeutics, Inc.(1)	110,665	$371,834
Whitehawk Therapeutics, Inc.(1)	938	1,693
XBiotech, Inc.(1)(2)	13,228	41,800
Xencor, Inc.(1)	147,885	1,202,305
Y-mAbs Therapeutics, Inc.(1)	8,198	70,093
Zymeworks, Inc.(1)	11,492	170,197
		73,266,158
Broadline Retail — 0.3%
1stdibs.com, Inc.(1)	13,074	35,823
Contextlogic Holdings, Inc.(1)(2)	50,868	377,440
Groupon, Inc.(1)	55,368	1,445,105
Kohl's Corp.	252,313	3,799,834
Savers Value Village, Inc.(1)	57,826	699,116
		6,357,318
Building Products — 1.0%
American Woodmark Corp.(1)	31,843	2,056,103
Apogee Enterprises, Inc.	47,842	2,103,852
AZZ, Inc.	7,289	822,855
Gibraltar Industries, Inc.(1)	24,775	1,550,667
Insteel Industries, Inc.	44,738	1,717,044
Janus International Group, Inc.(1)	308,056	3,188,380
JELD-WEN Holding, Inc.(1)	188,767	1,206,221
Masterbrand, Inc.(1)	275,519	3,501,846
Quanex Building Products Corp.	95,284	2,026,691
		18,173,659
Capital Markets — 1.2%
Acadian Asset Management, Inc.	45,946	2,341,868
Diamond Hill Investment Group, Inc.	6,277	914,935
DigitalBridge Group, Inc.	173,116	1,975,254
Donnelley Financial Solutions, Inc.(1)	56,998	3,235,776
Forge Global Holdings, Inc.(1)	11,834	223,071
Oppenheimer Holdings, Inc., Class A	23,090	1,675,641
P10, Inc., Class A	82,523	1,018,334
Siebert Financial Corp.(1)	1,398	3,817
Silvercrest Asset Management Group, Inc., Class A	5,996	98,274
StoneX Group, Inc.(1)	29,281	2,991,640
Virtus Investment Partners, Inc.	14,876	2,996,473
WisdomTree, Inc.(2)	316,895	4,312,941
		21,788,024
Chemicals — 2.9%
AdvanSix, Inc.	59,872	1,284,853
American Vanguard Corp.(1)	52,035	280,989
Arq, Inc.(1)	73,963	570,994
Ashland, Inc.	73,199	4,110,124
Aspen Aerogels, Inc.(1)	11,444	78,277
Chemours Co.	207,230	3,191,342
Core Molding Technologies, Inc.(1)	12,983	249,274
Ecovyst, Inc.(1)	242,097	2,200,662
Flotek Industries, Inc.(1)(2)	35,820	433,064
Hawkins, Inc.	40,273	6,738,881
Huntsman Corp.	132,501	1,478,711
Ingevity Corp.(1)	83,085	4,850,502
Innospec, Inc.	49,666	4,350,245
155

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Intrepid Potash, Inc.(1)	29,393	$894,429
Koppers Holdings, Inc.	44,676	1,294,711
Kronos Worldwide, Inc.	44,655	284,899
LSB Industries, Inc.(1)	128,367	1,068,013
Mativ Holdings, Inc.	123,718	1,555,135
Minerals Technologies, Inc.	70,807	4,634,318
Northern Technologies International Corp.	6,234	46,132
Olin Corp.	70,590	1,670,159
Orion SA	121,819	1,285,190
Perimeter Solutions, Inc.(1)	211,728	4,740,590
Quaker Chemical Corp.	23,555	3,417,124
Rayonier Advanced Materials, Inc.(1)	145,232	808,942
Stepan Co.	49,561	2,479,537
Tronox Holdings PLC, Class A	272,218	1,165,093
Valhi, Inc.	1,690	27,564
		55,189,754
Commercial Services and Supplies — 2.0%
ACCO Brands Corp.	193,974	779,775
Acme United Corp.	4,184	179,996
BrightView Holdings, Inc.(1)	139,976	2,015,654
CECO Environmental Corp.(1)	16,809	766,322
Civeo Corp.	27,013	641,559
Deluxe Corp.	96,750	1,902,105
Driven Brands Holdings, Inc.(1)	112,628	2,074,608
Ennis, Inc.	57,498	1,050,488
Enviri Corp.(1)	97,876	1,105,999
Fuel Tech, Inc.(1)	27,531	80,391
Healthcare Services Group, Inc.(1)	179,022	2,794,533
HNI Corp.	100,026	4,495,168
Interface, Inc.	131,199	3,505,637
Liquidity Services, Inc.(1)	52,039	1,383,717
MillerKnoll, Inc.	135,182	2,853,692
OPENLANE, Inc.(1)	226,178	6,541,068
Perma-Fix Environmental Services, Inc.(1)(2)	7,758	92,243
Quad/Graphics, Inc.	58,479	389,470
Steelcase, Inc., Class A	193,096	3,232,427
Team, Inc.(1)	591	11,377
Vestis Corp.	257,617	1,205,648
Virco Mfg. Corp.(2)	29,006	249,742
		37,351,619
Communications Equipment — 1.4%
ADTRAN Holdings, Inc.(1)	177,074	1,660,954
Applied Optoelectronics, Inc.(1)(2)	18,039	436,544
Aviat Networks, Inc.(1)	26,955	618,887
BK Technologies Corp.(1)	6,219	440,181
Clearfield, Inc.(1)	27,451	895,452
Digi International, Inc.(1)	68,430	2,375,890
Harmonic, Inc.(1)	147,809	1,421,923
KVH Industries, Inc.(1)	4,873	27,435
Lantronix, Inc.(1)	51,083	253,627
NETGEAR, Inc.(1)	66,472	1,806,044
NetScout Systems, Inc.(1)	118,614	2,952,302
Nokia OYJ, ADR(2)	34,460	148,178
156

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Ribbon Communications, Inc.(1)	190,942	$779,043
Viasat, Inc.(1)	250,337	8,093,395
Viavi Solutions, Inc.(1)	485,547	5,476,970
		27,386,825
Construction and Engineering — 1.6%
Ameresco, Inc., Class A(1)	71,137	1,809,014
Argan, Inc.	30,602	6,983,988
Centuri Holdings, Inc.(1)(2)	59,136	1,256,049
Concrete Pumping Holdings, Inc.	43,728	304,347
Great Lakes Dredge & Dock Corp.(1)	154,134	1,797,202
Limbach Holdings, Inc.(1)	25,857	2,962,178
Matrix Service Co.(1)	67,539	1,021,865
MYR Group, Inc.(1)	30,610	5,732,335
NWPX Infrastructure, Inc.(1)	23,959	1,268,868
Orion Group Holdings, Inc.(1)	86,112	637,229
Tutor Perini Corp.(1)	106,185	6,258,544
		30,031,619
Construction Materials — 0.0%
Titan America SA(1)	12,863	199,505
Consumer Finance — 1.7%
Atlanticus Holdings Corp.(1)	10,792	719,826
Bread Financial Holdings, Inc.	109,312	7,235,361
Consumer Portfolio Services, Inc.(1)	2,295	18,337
Encore Capital Group, Inc.(1)	44,811	1,874,892
Enova International, Inc.(1)	14,180	1,720,034
EZCORP, Inc., Class A(1)(2)	124,608	2,077,215
Green Dot Corp., Class A(1)	129,724	1,805,758
LendingClub Corp.(1)	258,976	4,449,208
LendingTree, Inc.(1)	25,195	1,712,000
Medallion Financial Corp.	20,020	211,411
Navient Corp.	163,874	2,246,713
NerdWallet, Inc., Class A(1)	64,336	665,234
Oportun Financial Corp.(1)	78,532	519,097
OppFi, Inc.	57,061	582,593
PRA Group, Inc.(1)	86,127	1,471,911
PROG Holdings, Inc.	89,450	3,152,218
Regional Management Corp.	16,813	737,082
World Acceptance Corp.(1)	7,134	1,222,982
		32,421,872
Consumer Staples Distribution & Retail — 1.5%
Andersons, Inc.	73,545	3,007,990
Chefs' Warehouse, Inc.(1)	87,735	5,539,588
Grocery Outlet Holding Corp.(1)	144,624	2,619,141
HF Foods Group, Inc.(1)	11,246	36,887
Ingles Markets, Inc., Class A	33,422	2,262,335
Natural Grocers by Vitamin Cottage, Inc.	30,907	1,188,374
PriceSmart, Inc.	44,449	4,767,600
SpartanNash Co.	74,740	2,003,032
United Natural Foods, Inc.(1)	149,621	4,231,282
Village Super Market, Inc., Class A	22,117	802,405
Weis Markets, Inc.	39,174	2,806,817
		29,265,451
157

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Containers and Packaging — 0.6%
Greif, Inc., Class A	17,447	$1,139,464
Greif, Inc., Class B	1,521	103,854
Myers Industries, Inc.	87,037	1,456,999
O-I Glass, Inc.(1)	360,821	4,687,065
TriMas Corp.	84,658	3,273,725
		10,661,107
Distributors — 0.1%
A-Mark Precious Metals, Inc.	40,407	945,928
Weyco Group, Inc.	510	15,453
		961,381
Diversified Consumer Services — 1.8%
Adtalem Global Education, Inc.(1)	6,079	796,045
American Public Education, Inc.(1)	39,983	1,206,687
Carriage Services, Inc.	31,113	1,362,127
Coursera, Inc.(1)	219,012	2,518,638
European Wax Center, Inc., Class A(1)	56,347	241,729
Laureate Education, Inc., Class A(1)	223,342	6,137,438
Lincoln Educational Services Corp.(1)	67,272	1,265,386
Matthews International Corp., Class A	65,933	1,619,974
Mister Car Wash, Inc.(1)	218,212	1,245,991
OneSpaWorld Holdings Ltd.	213,133	4,810,412
Perdoceo Education Corp.	149,904	4,907,857
Strategic Education, Inc.	47,649	3,876,246
Universal Technical Institute, Inc.(1)	123,214	3,276,260
		33,264,790
Diversified Telecommunication Services — 0.7%
ATN International, Inc.	24,100	409,700
Bandwidth, Inc., Class A(1)	3,401	51,015
Cogent Communications Holdings, Inc.	79,060	3,022,464
Globalstar, Inc.(1)	31,288	936,450
IDT Corp., Class B	42,884	2,747,578
Iridium Communications, Inc.	45,036	1,120,946
Liberty Latin America Ltd., Class A(1)	62,128	500,752
Liberty Latin America Ltd., Class C(1)	283,859	2,338,998
Shenandoah Telecommunications Co.	126,982	1,682,511
		12,810,414
Electric Utilities — 0.3%
Genie Energy Ltd., Class B	182	2,785
Hawaiian Electric Industries, Inc.(1)	380,322	4,928,973
		4,931,758
Electrical Equipment — 0.9%
Allient, Inc.	35,246	1,599,464
Atkore, Inc.	61,229	3,562,916
Espey Mfg. & Electronics Corp.	2,553	118,612
Fluence Energy, Inc.(1)(2)	34,546	255,640
FuelCell Energy, Inc.(1)	7,722	32,432
LSI Industries, Inc.	55,273	1,267,410
Plug Power, Inc.(1)	19,348	30,376
Powell Industries, Inc.	363	96,616
Preformed Line Products Co.	6,246	1,193,423
Shoals Technologies Group, Inc., Class A(1)	259,478	1,689,202
Sunrun, Inc.(1)	292,443	4,670,315
158

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Thermon Group Holdings, Inc.(1)	70,763	$1,876,635
Ultralife Corp.(1)	13,710	95,216
Vicor Corp.(1)	10,026	512,429
		17,000,686
Electronic Equipment, Instruments and Components — 2.6%
908 Devices, Inc.(1)(2)	55,485	346,781
Bel Fuse, Inc., Class A	1,831	209,521
Benchmark Electronics, Inc.	74,536	3,025,416
Climb Global Solutions, Inc.	8,599	1,062,492
Coda Octopus Group, Inc.(1)	36	292
CTS Corp.	65,516	2,783,775
Daktronics, Inc.(1)	98,117	1,702,330
ePlus, Inc.	55,378	4,007,706
Frequency Electronics, Inc.(1)	13,484	434,859
IPG Photonics Corp.(1)	27,447	2,245,713
Kimball Electronics, Inc.(1)	56,463	1,630,087
Knowles Corp.(1)	183,051	3,908,139
Methode Electronics, Inc.	71,368	551,675
M-Tron Industries, Inc.(1)	4,252	191,255
Napco Security Technologies, Inc.	79,140	3,011,277
nLight, Inc.(1)	107,261	3,089,117
Ouster, Inc.(1)	104,530	2,982,241
PC Connection, Inc.	25,648	1,646,858
Powerfleet, Inc. NJ(1)(2)	335	1,564
RF Industries Ltd.(1)	7,862	55,152
Richardson Electronics Ltd.	23,760	233,561
Rogers Corp.(1)	40,556	3,182,024
ScanSource, Inc.(1)	49,117	2,143,957
TTM Technologies, Inc.(1)	139,509	6,217,916
Vishay Intertechnology, Inc.	238,221	3,682,897
Vishay Precision Group, Inc.(1)	27,402	778,765
		49,125,370
Energy Equipment and Services — 2.7%
Aris Water Solutions, Inc., Class A	70,929	1,721,447
Atlas Energy Solutions, Inc.(2)	149,866	1,754,931
Bristow Group, Inc.(1)	57,744	2,223,721
Core Laboratories, Inc.(2)	94,968	1,093,082
DMC Global, Inc.(1)	38,675	259,122
Energy Services of America Corp.(2)	10,451	106,496
Expro Group Holdings NV(1)	231,734	2,889,723
Forum Energy Technologies, Inc.(1)	26,952	712,880
Geospace Technologies Corp.(1)	22,408	444,127
Gulf Island Fabrication, Inc.(1)	5,910	39,952
Helix Energy Solutions Group, Inc.(1)	326,062	2,148,749
Helmerich & Payne, Inc.	127,964	2,673,168
Innovex International, Inc.(1)	98,553	1,701,025
KLX Energy Services Holdings, Inc.(1)(2)	5,428	10,639
Kodiak Gas Services, Inc.	56,622	2,026,501
Liberty Energy, Inc., Class A	319,613	3,595,646
Mammoth Energy Services, Inc.(1)	3,873	9,179
Nabors Industries Ltd.(1)(2)	22,778	849,164
Natural Gas Services Group, Inc.	26,588	695,542
Oceaneering International, Inc.(1)	228,412	5,573,253
159

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Oil States International, Inc.(1)	143,899	$805,834
Patterson-UTI Energy, Inc.	695,226	4,039,263
ProFrac Holding Corp., Class A(1)(2)	39,700	158,800
ProPetro Holding Corp.(1)	203,318	1,036,922
Ranger Energy Services, Inc.	33,969	484,738
RPC, Inc.	229,255	1,093,546
SEACOR Marine Holdings, Inc.(1)	46,955	300,981
Seadrill Ltd.(1)	77,473	2,472,163
Select Water Solutions, Inc., Class A	225,107	1,917,912
Smart Sand, Inc.	4,554	8,835
TETRA Technologies, Inc.(1)	279,418	1,313,265
Tidewater, Inc.(1)	68,366	4,115,633
Transocean Ltd.(1)	1,010,110	3,060,633
		51,336,872
Entertainment — 0.4%
Cineverse Corp.(1)	11,774	57,575
CuriosityStream, Inc.	872	3,994
Eventbrite, Inc., Class A(1)	2,550	6,757
IMAX Corp.(1)	105,177	3,003,855
Lionsgate Studios Corp.(1)	72,577	466,670
Marcus Corp.	54,386	839,720
Skillz, Inc.(1)(2)	7,386	65,145
Sphere Entertainment Co.(1)	60,530	2,742,614
Starz Entertainment Corp.(1)	960	12,259
		7,198,589
Financial Services — 2.3%
Acacia Research Corp.(1)	67,394	229,814
Alerus Financial Corp.	47,262	1,052,525
AvidXchange Holdings, Inc.(1)	278,462	2,767,912
Cannae Holdings, Inc.	128,297	2,399,154
Cass Information Systems, Inc.	29,909	1,289,676
EVERTEC, Inc.	147,774	5,272,576
Federal Agricultural Mortgage Corp., Class C	20,563	4,309,388
Finance of America Cos., Inc., Class A(1)(2)	13,092	349,687
Flywire Corp.(1)	60,651	797,561
International Money Express, Inc.(1)	64,235	931,408
loanDepot, Inc., Class A(1)(2)	12,916	27,640
Marqeta, Inc., Class A(1)	892,573	5,681,227
Merchants Bancorp	47,927	1,553,793
NCR Atleos Corp.(1)	159,078	6,302,670
NewtekOne, Inc.	48,427	599,042
NMI Holdings, Inc., Class A(1)	23,455	922,954
Onity Group, Inc.(1)	12,336	510,340
Payoneer Global, Inc.(1)	513,835	3,571,153
Paysafe Ltd.(1)	71,831	1,013,536
Repay Holdings Corp.(1)	99,751	590,526
Velocity Financial, Inc.(1)	15,195	289,921
Walker & Dunlop, Inc.	1,354	115,158
Waterstone Financial, Inc.	24,285	364,032
Western Union Co.	195,242	1,692,748
		42,634,441
Food Products — 1.5%
Alico, Inc.	12,163	411,596
160

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
B&G Foods, Inc.	173,348	$781,799
Calavo Growers, Inc.	38,529	1,053,768
Dole PLC	133,268	1,961,705
Fresh Del Monte Produce, Inc.	93,504	3,392,325
Hain Celestial Group, Inc.(1)	115,121	207,218
J&J Snack Foods Corp.	27,177	3,032,138
John B Sanfilippo & Son, Inc.	19,080	1,238,292
Lifeway Foods, Inc.(1)	11,433	348,363
Limoneira Co.	34,243	539,670
Mama's Creations, Inc.(1)	88,548	706,613
Mission Produce, Inc.(1)	97,456	1,219,175
Seaboard Corp.	294	1,166,945
Seneca Foods Corp., Class A(1)(2)	12,529	1,418,283
Tootsie Roll Industries, Inc.(2)	30,721	1,235,291
TreeHouse Foods, Inc.(1)	72,539	1,330,365
Utz Brands, Inc.	134,016	1,798,495
Vital Farms, Inc.(1)	73,763	3,768,552
WK Kellogg Co.	144,410	3,309,877
		28,920,470
Gas Utilities — 0.2%
Chesapeake Utilities Corp.	5,288	653,491
Northwest Natural Holding Co.	93,613	3,887,748
RGC Resources, Inc.	191	4,248
Star Group LP	11,720	136,538
		4,682,025
Ground Transportation — 0.6%
ArcBest Corp.	45,205	3,334,321
Covenant Logistics Group, Inc.	36,314	876,257
Heartland Express, Inc.	102,847	883,456
Marten Transport Ltd.	132,385	1,567,438
PAMT Corp.(1)	8	98
Proficient Auto Logistics, Inc.(1)	14,910	117,789
Universal Logistics Holdings, Inc.	14,068	364,924
Werner Enterprises, Inc.	136,836	3,947,718
		11,092,001
Health Care Equipment and Supplies — 2.7%
AngioDynamics, Inc.(1)	88,375	906,728
AtriCure, Inc.(1)	48,894	1,808,589
Avanos Medical, Inc.(1)	100,475	1,199,671
Bioventus, Inc., Class A(1)	77,919	576,601
Butterfly Network, Inc.(1)(2)	16,807	27,059
CONMED Corp.	66,341	3,606,297
CVRx, Inc.(1)(2)	358	2,810
Dentsply Sirona, Inc.	149,323	2,135,319
Electromed, Inc.(1)	10,908	269,755
Enovis Corp.(1)	119,655	3,697,339
Haemonetics Corp.(1)	41,125	2,242,957
ICU Medical, Inc.(1)	5,103	651,449
Inogen, Inc.(1)	48,644	388,666
Integra LifeSciences Holdings Corp.(1)	72,621	1,098,756
iRadimed Corp.	18,109	1,311,816
Kewaunee Scientific Corp.(1)	3,777	214,118
LeMaitre Vascular, Inc.	37,127	3,540,616
161

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
LENSAR, Inc.(1)	1,009	$12,391
LivaNova PLC(1)	119,757	6,750,702
Merit Medical Systems, Inc.(1)	4	362
Microbot Medical, Inc.(1)	15,539	59,204
Neogen Corp.(1)	122,767	705,910
Novocure Ltd.(1)	143,465	1,768,923
Omnicell, Inc.(1)	94,818	3,090,119
OraSure Technologies, Inc.(1)	153,304	507,436
Orchestra BioMed Holdings, Inc.(1)	3,182	8,687
Orthofix Medical, Inc.(1)	81,944	1,227,521
OrthoPediatrics Corp.(1)	36,446	778,487
Outset Medical, Inc.(1)	20,450	284,460
Pro-Dex, Inc.(1)(2)	3,140	147,203
Pulmonx Corp.(1)	5,982	10,229
QuidelOrtho Corp.(1)	129,809	3,724,220
Semler Scientific, Inc.(1)(2)	717	21,252
Sensus Healthcare, Inc.(1)(2)	20,030	67,902
Sight Sciences, Inc.(1)	48,929	198,652
STAAR Surgical Co.(1)	26,820	733,795
Surmodics, Inc.(1)	87	2,961
Tactile Systems Technology, Inc.(1)	50,602	673,513
UFP Technologies, Inc.(1)	16,106	3,384,837
Utah Medical Products, Inc.	6,151	382,654
Varex Imaging Corp.(1)	82,402	951,743
Vicarious Surgical, Inc., Class A(1)(2)	564	3,446
Zimvie, Inc.(1)	60,332	1,139,068
Zynex, Inc.(1)	8,910	14,612
		50,328,835
Health Care Providers and Services — 2.3%
Acadia Healthcare Co., Inc.(1)	98,841	2,269,389
AdaptHealth Corp.(1)	225,266	2,137,774
Addus HomeCare Corp.(1)	1,979	227,921
AirSculpt Technologies, Inc.(1)(2)	1,733	11,178
AMN Healthcare Services, Inc.(1)	79,852	1,659,325
Ardent Health, Inc.(1)	37,084	470,596
Astrana Health, Inc.(1)	29,757	951,034
Brookdale Senior Living, Inc.(1)	534,539	4,115,950
Castle Biosciences, Inc.(1)	60,002	1,440,648
Clover Health Investments Corp.(1)	572,916	1,501,040
Concentra Group Holdings Parent, Inc.	210,011	4,998,262
Cross Country Healthcare, Inc.(1)	55,175	738,241
DocGo, Inc.(1)	5,478	8,546
Fulgent Genetics, Inc.(1)	46,454	1,029,885
InfuSystem Holdings, Inc.(1)	26,070	281,035
Joint Corp.(1)	18,597	199,732
National HealthCare Corp.	29,405	3,336,879
National Research Corp.	35,876	527,018
NeoGenomics, Inc.(1)	20,075	176,259
Nutex Health, Inc.(1)(2)	8,184	685,737
Owens & Minor, Inc.(1)	168,626	826,267
Pediatrix Medical Group, Inc.(1)	194,832	3,353,059
Pennant Group, Inc.(1)	4,593	110,278
Premier, Inc., Class A	206,410	5,346,019
162

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Progyny, Inc.(1)	187,116	$4,429,036
Select Medical Holdings Corp.	131,055	1,705,026
Surgery Partners, Inc.(1)	23,414	531,264
Talkspace, Inc.(1)	137,782	366,500
		43,433,898
Health Care Technology — 0.5%
American Well Corp., Class A(1)	5,017	34,617
CareCloud, Inc.(1)	784	3,011
Claritev Corp.(1)	18,293	1,260,571
Definitive Healthcare Corp.(1)	24,164	97,381
Evolent Health, Inc., Class A(1)	193,211	1,864,486
GoodRx Holdings, Inc., Class A(1)	72,635	315,962
Health Catalyst, Inc.(1)	134,768	456,864
HealthStream, Inc.	54,261	1,523,649
OptimizeRx Corp.(1)	24,773	447,648
Teladoc Health, Inc.(1)	346,102	2,675,368
TruBridge, Inc.(1)(2)	25,567	510,317
		9,189,874
Hotels, Restaurants and Leisure — 2.0%
Accel Entertainment, Inc.(1)	132,415	1,534,690
Biglari Holdings, Inc., Class A(1)	7	10,932
Biglari Holdings, Inc., Class B(1)	1,061	329,833
BJ's Restaurants, Inc.(1)	53,616	1,799,353
Bloomin' Brands, Inc.	169,753	1,247,685
Cheesecake Factory, Inc.	101,674	6,248,884
Cracker Barrel Old Country Store, Inc.(2)	52,325	3,130,082
Dave & Buster's Entertainment, Inc.(1)	66,530	1,707,825
El Pollo Loco Holdings, Inc.(1)	52,197	554,854
First Watch Restaurant Group, Inc.(1)	78,969	1,487,776
Full House Resorts, Inc.(1)(2)	46,101	168,730
Golden Entertainment, Inc.	44,780	1,113,679
Marriott Vacations Worldwide Corp.	60,763	4,748,628
Monarch Casino & Resort, Inc.	29,919	3,121,449
ONE Group Hospitality, Inc.(1)	18,811	52,483
Penn Entertainment, Inc.(1)	7,915	160,120
Portillo's, Inc., Class A(1)(2)	101,678	719,880
Potbelly Corp.(1)	58,646	758,879
Pursuit Attractions & Hospitality, Inc.(1)	44,463	1,658,470
RCI Hospitality Holdings, Inc.	16,954	630,858
Serve Robotics, Inc.(1)(2)	14,827	164,580
Six Flags Entertainment Corp.(1)	1,973	44,767
Super Group SGHC Ltd.	270,294	3,143,519
Target Hospitality Corp.(1)	71,421	647,788
Wendy's Co.	236,008	2,504,045
		37,689,789
Household Durables — 1.7%
Bassett Furniture Industries, Inc.	3,960	66,607
Beazer Homes USA, Inc.(1)	64,827	1,631,047
Century Communities, Inc.	58,735	3,869,462
Champion Homes, Inc.(1)	2	151
Cricut, Inc., Class A	120,095	684,542
Dream Finders Homes, Inc., Class A(1)(2)	44,532	1,237,544
Ethan Allen Interiors, Inc.	54,685	1,613,754
163

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Flexsteel Industries, Inc.	7,480	$346,922
Green Brick Partners, Inc.(1)	45,609	3,185,333
Hamilton Beach Brands Holding Co., Class A	12,028	177,293
Helen of Troy Ltd.(1)	49,729	1,220,847
Hooker Furnishings Corp.	14,734	147,193
Hovnanian Enterprises, Inc., Class A(1)	10,126	1,421,285
La-Z-Boy, Inc.	93,564	3,459,061
Legacy Housing Corp.(1)	19,575	547,023
Leggett & Platt, Inc.	234,004	2,248,779
LGI Homes, Inc.(1)	45,029	2,787,745
Lifetime Brands, Inc.	15,165	59,902
Lovesac Co.(1)(2)	28,979	554,368
Newell Brands, Inc.	684,130	4,050,050
Smith Douglas Homes Corp.(1)(2)	5,880	115,307
Sonos, Inc.(1)	211,971	2,950,636
Traeger, Inc.(1)	8,184	10,312
Tri Pointe Homes, Inc.(1)	5,707	201,628
Universal Electronics, Inc.(1)	13,440	65,251
		32,652,042
Household Products — 0.7%
Central Garden & Pet Co.(1)	17,138	624,337
Central Garden & Pet Co., Class A(1)	118,899	3,927,234
Energizer Holdings, Inc.	158,751	4,375,178
Oil-Dri Corp. of America	25,354	1,505,521
Spectrum Brands Holdings, Inc.	56,176	3,201,470
		13,633,740
Independent Power and Renewable Electricity Producers — 0.2%
Hallador Energy Co.(1)	78,737	1,284,200
Montauk Renewables, Inc.(1)	99,672	214,295
XPLR Infrastructure LP	186,905	1,981,193
		3,479,688
Insurance — 2.9%
Ambac Financial Group, Inc.(1)	99,312	896,787
American Coastal Insurance Corp., Class C	47,781	527,980
AMERISAFE, Inc.	42,436	1,959,695
Bowhead Specialty Holdings, Inc.(1)	25,144	780,973
Brighthouse Financial, Inc.(1)	74,786	3,534,386
Citizens, Inc.(1)	929	4,914
Crawford & Co., Class A	110	1,192
Crawford & Co., Class B	45	477
Donegal Group, Inc., Class A	40,480	724,187
eHealth, Inc.(1)	61,117	236,523
Employers Holdings, Inc.	54,882	2,374,195
Fidelis Insurance Holdings Ltd.	151,300	2,644,724
GoHealth, Inc., Class A(1)	3,584	18,314
Greenlight Capital Re Ltd., Class A(1)	53,487	689,448
HCI Group, Inc.	23,408	3,902,348
Heritage Insurance Holdings, Inc.(1)	65,346	1,487,928
Hippo Holdings, Inc.(1)	38,447	1,299,893
Horace Mann Educators Corp.	97,946	4,503,557
Investors Title Co.	2,650	657,889
James River Group Holdings Ltd.	79,767	448,291
Kingstone Cos., Inc.	24,499	329,757
164

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Palomar Holdings, Inc.(1)	5,117	$629,493
ProAssurance Corp.(1)	96,877	2,306,641
Root, Inc., Class A(1)	19,661	1,813,137
Safety Insurance Group, Inc.	32,442	2,401,033
Selectquote, Inc.(1)	307,270	694,430
SiriusPoint Ltd.(1)	263,786	4,938,074
Skyward Specialty Insurance Group, Inc.(1)	88,089	4,254,699
Stewart Information Services Corp.	47,644	3,470,389
Tiptree, Inc.	43,948	1,030,581
Trupanion, Inc.(1)	62,476	2,896,387
TWFG, Inc.(1)	8,326	220,181
United Fire Group, Inc.	44,143	1,356,956
Universal Insurance Holdings, Inc.	65,383	1,594,691
		54,630,150
Interactive Media and Services — 1.1%
Angi, Inc.(1)	42,310	749,733
BuzzFeed, Inc.(1)	3,370	6,605
Cars.com, Inc.(1)	137,531	1,794,780
EverQuote, Inc., Class A(1)	50,876	1,182,867
Getty Images Holdings, Inc.(1)	145,691	268,071
IAC, Inc.(1)	19,916	729,324
Nextdoor Holdings, Inc.(1)	32,418	66,457
Shutterstock, Inc.	40,323	843,960
Taboola.com Ltd.(1)	416,841	1,392,249
TripAdvisor, Inc.(1)	232,372	4,047,920
Webtoon Entertainment, Inc.(1)(2)	71,421	1,033,462
Yelp, Inc.(1)	139,922	4,424,334
Ziff Davis, Inc.(1)	88,637	3,386,820
		19,926,582
IT Services — 0.5%
ASGN, Inc.(1)	39,015	2,116,564
Commerce.com, Inc.(1)	54,638	254,067
Crexendo, Inc.(1)	32,567	205,823
CSP, Inc.	6,877	82,937
DXC Technology Co.(1)	268,823	3,884,492
Fastly, Inc., Class A(1)	104,665	796,501
Hackett Group, Inc.	56,803	1,182,638
Information Services Group, Inc.	42,506	219,756
TSS, Inc.(1)(2)	28,946	403,073
		9,145,851
Leisure Products — 0.8%
American Outdoor Brands, Inc.(1)	16,197	169,097
Clarus Corp.	56,170	203,897
Escalade, Inc.	815	10,269
Funko, Inc., Class A(1)	68,831	238,155
JAKKS Pacific, Inc.	17,575	312,308
Johnson Outdoors, Inc., Class A	10,601	427,432
Latham Group, Inc.(1)	92,632	743,835
Malibu Boats, Inc., Class A(1)	42,823	1,421,724
Marine Products Corp.	6,827	59,600
MasterCraft Boat Holdings, Inc.(1)	36,752	806,339
Polaris, Inc.	30,559	1,729,028
Smith & Wesson Brands, Inc.	100,413	820,374
165

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Sturm Ruger & Co., Inc.	37,677	$1,306,261
Topgolf Callaway Brands Corp.(1)	252,588	2,414,741
YETI Holdings, Inc.(1)	110,910	3,899,596
		14,562,656
Life Sciences Tools and Services — 0.6%
10X Genomics, Inc., Class A(1)	168,849	2,365,575
AbCellera Biologics, Inc.(1)(2)	39,804	166,381
Azenta, Inc.(1)	89,535	2,734,399
Codexis, Inc.(1)	4,790	13,077
CryoPort, Inc.(1)	93,109	824,946
Cytek Biosciences, Inc.(1)	245,958	1,018,266
Ginkgo Bioworks Holdings, Inc.(1)	69,036	874,686
Inotiv, Inc.(1)(2)	38,580	65,200
Lifecore Biomedical, Inc.(1)	5	38
MaxCyte, Inc.(1)	189,684	263,661
Mesa Laboratories, Inc.	12,175	824,856
Niagen Bioscience, Inc.(1)	117,417	1,162,428
OmniAb, Inc.(1)	309	3
OmniAb, Inc.(1)	309	2
Personalis, Inc.(1)(2)	106,307	519,841
Quanterix Corp.(1)	82,715	376,353
Rapid Micro Biosystems, Inc., Class A(1)(2)	16,922	40,782
Seer, Inc.(1)(2)	61,532	126,141
		11,376,635
Machinery — 4.5%
Aebi Schmidt Holding AG	63,045	774,823
AirJoule Technologies Corp.(1)	2,707	12,452
Alamo Group, Inc.	22,434	4,743,894
Albany International Corp., Class A	62,015	3,938,573
Astec Industries, Inc.	55,524	2,570,206
Blue Bird Corp.(1)	69,605	4,064,236
Columbus McKinnon Corp.	20,481	306,805
Douglas Dynamics, Inc.	53,337	1,795,857
Eastern Co.	4,874	115,806
Energy Recovery, Inc.(1)	53,520	760,519
Enerpac Tool Group Corp.	119,384	5,054,719
Gencor Industries, Inc.(1)	8,053	130,942
Gorman-Rupp Co.	47,455	2,029,650
Graham Corp.(1)	23,237	1,139,775
Greenbrier Cos., Inc.	71,324	3,325,838
Helios Technologies, Inc.	72,372	3,925,457
Hillenbrand, Inc.	123,766	3,142,419
Hillman Solutions Corp.(1)	428,257	4,231,179
Hurco Cos., Inc.(1)	2,194	36,596
Hyster-Yale, Inc.	22,731	852,413
Kennametal, Inc.	175,567	3,762,401
L.B. Foster Co., Class A(1)	17,896	465,833
Lindsay Corp.	25,418	3,488,112
Luxfer Holdings PLC	61,003	818,660
Manitowoc Co., Inc.(1)	82,708	818,809
Mayville Engineering Co., Inc.(1)	28,036	409,326
Microvast Holdings, Inc.(1)(2)	246,404	657,899
Miller Industries, Inc.	25,271	1,063,656
166

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
NN, Inc.(1)	56,775	$145,912
Omega Flex, Inc.	7,081	249,959
Palladyne AI Corp.(1)(2)	355	2,684
Park-Ohio Holdings Corp.	15,056	304,131
Perma-Pipe International Holdings, Inc.(1)	8,441	251,457
Proto Labs, Inc.(1)	55,378	2,758,378
REV Group, Inc.	122,504	6,518,438
Richtech Robotics, Inc., Class B(1)(2)	629	1,915
Standex International Corp.	25,319	5,166,848
Taylor Devices, Inc.(1)(2)	5,462	267,638
Tennant Co.	41,376	3,394,487
Terex Corp.	339	16,930
Titan International, Inc.(1)	118,272	1,043,159
Trinity Industries, Inc.	186,272	5,293,850
Twin Disc, Inc.	4,606	58,197
Wabash National Corp.	85,036	943,049
Worthington Enterprises, Inc.	52,781	3,472,990
		84,326,877
Marine Transportation — 0.2%
Costamare Bulkers Holdings Ltd.(1)	19,225	203,016
Costamare, Inc.	95,941	1,097,565
Genco Shipping & Trading Ltd.	96,153	1,619,217
Pangaea Logistics Solutions Ltd.	59,198	315,525
Safe Bulkers, Inc.(2)	126,357	537,017
Star Bulk Carriers Corp.	107	1,996
		3,774,336
Media — 1.5%
AMC Networks, Inc., Class A(1)	67,107	473,775
Boston Omaha Corp., Class A(1)	53,586	714,837
Cable One, Inc.	7,792	1,258,252
DoubleVerify Holdings, Inc.(1)	249,345	4,056,843
Emerald Holding, Inc.	37,102	191,075
Entravision Communications Corp., Class A	89,160	230,924
EW Scripps Co., Class A(1)	184,431	551,449
Gambling.com Group Ltd.(1)	36,253	316,489
Gannett Co., Inc.(1)	326,631	1,342,453
Gray Media, Inc.	180,362	1,105,619
Integral Ad Science Holding Corp.(1)	149,181	1,341,137
John Wiley & Sons, Inc., Class A	88,944	3,609,348
Magnite, Inc.(1)	294,370	7,638,902
National CineMedia, Inc.	138,787	609,275
PubMatic, Inc., Class A(1)	90,586	785,381
Scholastic Corp.	44,666	1,146,130
Sinclair, Inc.	46,467	672,378
Stagwell, Inc.(1)	227,875	1,285,215
TechTarget, Inc.(1)	34,536	203,762
Thryv Holdings, Inc.(1)	87,453	1,124,646
Townsquare Media, Inc., Class A	2,639	18,631
WideOpenWest, Inc.(1)	104,060	529,665
		29,206,186
Metals and Mining — 1.5%
Alpha Metallurgical Resources, Inc.(1)	7,444	1,110,570
American Battery Technology Co.(1)	55,592	137,312
167

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Ascent Industries Co.(1)	6,470	$79,063
Caledonia Mining Corp. PLC	37,742	965,440
Century Aluminum Co.(1)	115,531	2,579,807
Compass Minerals International, Inc.(1)	104,629	1,993,182
Dakota Gold Corp.(1)	123,205	513,765
Ferroglobe PLC	103,564	432,898
First Majestic Silver Corp.	216,278	1,976,781
Idaho Strategic Resources, Inc.(1)	621	17,475
Kaiser Aluminum Corp.	37,375	2,910,391
Materion Corp.	42,756	4,737,365
McEwen, Inc.(1)	108,267	1,250,484
Metallus, Inc.(1)	89,933	1,477,599
MP Materials Corp.(1)(2)	9,915	705,353
Olympic Steel, Inc.	23,357	787,365
Piedmont Lithium, Inc.(1)	24,550	177,988
Ramaco Resources, Inc., Class A(1)(2)	60,198	1,560,934
Ramaco Resources, Inc., Class B	13,062	212,258
Ryerson Holding Corp.	65,837	1,501,084
SunCoke Energy, Inc.	198,971	1,536,056
Tredegar Corp.(1)	39,362	308,204
Warrior Met Coal, Inc.	3,002	183,542
Worthington Steel, Inc.	55,503	1,848,250
		29,003,166
Multi-Utilities — 0.1%
Avista Corp.	27,189	993,486
Unitil Corp.	37,691	1,769,969
		2,763,455
Oil, Gas and Consumable Fuels — 4.5%
Amplify Energy Corp.(1)	82,075	334,045
Ardmore Shipping Corp.	102,420	1,190,120
Berry Corp.	134,317	448,619
BKV Corp.(1)	28,543	665,337
Centrus Energy Corp., Class A(1)(2)	31,084	6,270,575
Chord Energy Corp.	1	110
Civitas Resources, Inc.	47,435	1,744,659
Clean Energy Fuels Corp.(1)	46,776	123,021
Comstock, Inc.(1)(2)	20,781	50,498
Crescent Energy Co., Class A	319,193	3,045,101
CVR Energy, Inc.(1)	66,844	2,038,074
Delek U.S. Holdings, Inc.	101,136	2,802,478
DHT Holdings, Inc.	301,677	3,535,654
Dorian LPG Ltd.	95,678	3,059,782
Encore Energy Corp.(1)	115,068	273,862
Epsilon Energy Ltd.	18,128	106,230
Evolution Petroleum Corp.	59,918	309,177
Excelerate Energy, Inc., Class A	40,529	989,718
FutureFuel Corp.	54,218	210,366
Gevo, Inc.(1)	5,956	10,304
Gran Tierra Energy, Inc.(1)(2)	72,135	296,475
Granite Ridge Resources, Inc.	162,396	902,922
Green Plains, Inc.(1)	144,942	1,610,306
HighPeak Energy, Inc.	52,207	401,994
International Seaways, Inc.	113,263	5,144,405
168

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Kimbell Royalty Partners LP	186,281	$2,602,346
Kosmos Energy Ltd.(1)	880,693	1,576,440
Lightbridge Corp.(1)	1,076	16,280
NACCO Industries, Inc., Class A	489	19,130
Navigator Holdings Ltd.	22,812	367,045
New Fortress Energy, Inc.	227,302	559,163
Nordic American Tankers Ltd.	448,890	1,396,048
Northern Oil & Gas, Inc.	170,902	4,470,796
Par Pacific Holdings, Inc.(1)	124,276	4,304,921
PBF Energy, Inc., Class A	126,638	3,459,750
Peabody Energy Corp.	245,105	4,264,827
Prairie Operating Co.(1)	5,818	14,836
PrimeEnergy Resources Corp.(1)(2)	1,137	171,994
REX American Resources Corp.(1)	34,889	2,183,005
Riley Exploration Permian, Inc.	32,968	964,644
SandRidge Energy, Inc.	79,672	943,316
Scorpio Tankers, Inc.	81,558	4,110,523
SFL Corp. Ltd.	267,805	2,177,255
SM Energy Co.	3,243	92,588
Summit Midstream Corp.(1)	22,492	517,766
Talos Energy, Inc.(1)	308,274	3,045,747
Teekay Corp. Ltd.	136,078	1,115,840
Teekay Tankers Ltd., Class A	58,091	2,856,334
VAALCO Energy, Inc.	259,294	1,006,061
Viper Energy, Inc., Class A	38,337	1,527,538
Vital Energy, Inc.(1)	70,831	1,262,208
Vitesse Energy, Inc.	61,015	1,623,609
World Kinect Corp.	124,916	3,348,998
		85,562,840
Paper and Forest Products — 0.2%
Clearwater Paper Corp.(1)	36,788	793,517
Mercer International, Inc.	87,299	290,706
Sylvamo Corp.	59,126	2,727,482
		3,811,705
Passenger Airlines — 0.5%
Allegiant Travel Co.(1)	35,306	2,212,274
Frontier Group Holdings, Inc.(1)(2)	184,241	902,781
JetBlue Airways Corp.(1)	675,125	3,611,919
Strata Critical Medical, Inc.(1)	138,103	603,510
Sun Country Airlines Holdings, Inc.(1)	125,350	1,660,887
		8,991,371
Personal Care Products — 0.3%
Beauty Health Co.(1)(2)	24,400	50,752
Edgewell Personal Care Co.	103,648	2,489,625
Honest Co., Inc.(1)	147,196	582,896
Lifevantage Corp.(2)	19,025	249,227
Medifast, Inc.(1)	21,321	299,134
Nature's Sunshine Products, Inc.(1)	26,144	440,526
Nu Skin Enterprises, Inc., Class A	122,369	1,489,231
USANA Health Sciences, Inc.(1)	25,096	800,813
Waldencast PLC, Class A(1)	2,787	4,348
		6,406,552
169

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Pharmaceuticals — 2.5%
Aclaris Therapeutics, Inc.(1)	2,028	$3,914
Alumis, Inc.(1)	10,942	50,771
Amphastar Pharmaceuticals, Inc.(1)	78,219	2,395,066
Amylyx Pharmaceuticals, Inc.(1)	148,463	1,392,583
ANI Pharmaceuticals, Inc.(1)	27,441	2,565,734
Arvinas, Inc.(1)	12,655	97,823
ATAI Life Sciences NV(1)(2)	209,660	960,243
Atea Pharmaceuticals, Inc.(1)	161,927	544,075
Cassava Sciences, Inc.(1)	38,611	88,033
Collegium Pharmaceutical, Inc.(1)	69,264	2,687,443
Contineum Therapeutics, Inc., Class A(1)	447	4,671
Crinetics Pharmaceuticals, Inc.(1)	103,216	3,198,664
Cumberland Pharmaceuticals, Inc.(1)	3,758	13,115
Edgewise Therapeutics, Inc.(1)	404	5,797
EyePoint Pharmaceuticals, Inc.(1)	101,469	1,173,996
Fulcrum Therapeutics, Inc.(1)	134,135	869,195
Harmony Biosciences Holdings, Inc.(1)	98,992	3,651,815
Harrow, Inc.(1)	8,316	324,324
Innoviva, Inc.(1)	140,240	2,865,103
LENZ Therapeutics, Inc.(1)	195	7,533
Ligand Pharmaceuticals, Inc.(1)	38,534	6,231,333
Nuvation Bio, Inc.(1)(2)	551,364	1,637,551
Oramed Pharmaceuticals, Inc.(1)(2)	15,439	33,966
Organon & Co.	538,414	5,071,860
Pacira BioSciences, Inc.(1)	115,472	3,079,638
Phibro Animal Health Corp., Class A	409	15,162
Rapport Therapeutics, Inc.(1)(2)	10,313	181,818
Septerna, Inc.(1)	16,729	202,421
SIGA Technologies, Inc.	101,718	853,414
Supernus Pharmaceuticals, Inc.(1)	121,659	5,489,254
Terns Pharmaceuticals, Inc.(1)	143,658	999,860
Theravance Biopharma, Inc.(1)	74,206	1,029,979
Third Harmonic Bio, Inc.(1)	36,211	1,086
Ventyx Biosciences, Inc.(1)	53,557	128,537
		47,855,777
Professional Services — 2.9%
Alight, Inc., Class A	24,800	96,224
Asure Software, Inc.(1)	46,541	390,944
BlackSky Technology, Inc.(1)(2)	28,257	496,193
Clarivate PLC(1)	295,626	1,285,973
Concentrix Corp.	9,924	523,590
Conduent, Inc.(1)	370,090	1,028,850
CRA International, Inc.	14,212	2,753,717
CSG Systems International, Inc.	67,445	4,327,271
DLH Holdings Corp.(1)(2)	3,723	20,774
First Advantage Corp.(1)	34,775	568,919
Forrester Research, Inc.(1)	9,453	92,072
Franklin Covey Co.(1)	23,167	453,146
Heidrick & Struggles International, Inc.	46,380	2,356,568
HireQuest, Inc.	2,798	27,308
Huron Consulting Group, Inc.(1)	39,049	5,348,151
IBEX Holdings Ltd.(1)	25,024	738,959
170

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
ICF International, Inc.	35,499	$3,486,712
Innodata, Inc.(1)	72,594	2,757,120
Insperity, Inc.	48,157	2,659,230
Kelly Services, Inc., Class A	74,190	1,055,724
Kforce, Inc.	39,965	1,302,859
Legalzoom.com, Inc.(1)	381,870	4,231,120
ManpowerGroup, Inc.	71,674	3,038,978
Mistras Group, Inc.(1)	43,019	411,262
Planet Labs PBC(1)	261,257	1,852,312
RCM Technologies, Inc.(1)	5,177	140,452
Resources Connection, Inc.	61,938	316,503
Skillsoft Corp.(1)	5,169	79,448
TaskUS, Inc., Class A(1)	38,572	675,781
TrueBlue, Inc.(1)	55,642	332,183
TTEC Holdings, Inc.(1)	4,476	16,964
Upwork, Inc.(1)	224,320	3,452,285
Willdan Group, Inc.(1)	32,007	3,516,289
WNS Holdings Ltd.(1)	63,293	4,775,457
		54,609,338
Real Estate Management and Development — 0.8%
AMREP Corp.(1)	877	18,829
Anywhere Real Estate, Inc.(1)	140,224	856,769
Cushman & Wakefield PLC(1)	146,705	2,313,538
Douglas Elliman, Inc.(1)	122,625	333,540
eXp World Holdings, Inc.(2)	65,181	705,910
Five Point Holdings LLC, Class A(1)	141,732	805,038
Forestar Group, Inc.(1)	43,931	1,215,571
FRP Holdings, Inc.(1)	22,272	572,390
Kennedy-Wilson Holdings, Inc.	234,734	2,065,659
Marcus & Millichap, Inc.	53,025	1,728,085
Opendoor Technologies, Inc.(1)(2)	32,343	143,926
RE/MAX Holdings, Inc., Class A(1)	15,768	148,535
RMR Group, Inc., Class A	28,826	486,583
Seaport Entertainment Group, Inc.(1)(2)	4,265	106,454
Seritage Growth Properties, Class A(1)(2)	61,858	227,019
St. Joe Co.	54,414	2,745,731
Star Holdings(1)(2)	15,867	137,884
Stratus Properties, Inc.(1)	1,022	19,888
Tejon Ranch Co.(1)	51,674	899,644
		15,530,993
Semiconductors and Semiconductor Equipment — 2.3%
ACM Research, Inc., Class A(1)	125,895	3,552,757
Aehr Test Systems(1)(2)	34,936	871,653
Alpha & Omega Semiconductor Ltd.(1)	51,501	1,481,684
Amtech Systems, Inc.(1)	1,238	7,836
Axcelis Technologies, Inc.(1)	41,926	3,355,757
AXT, Inc.(1)	26,792	77,697
CEVA, Inc.(1)	50,567	1,123,599
Cohu, Inc.(1)	99,117	1,972,428
Diodes, Inc.(1)	81,510	4,436,997
Everspin Technologies, Inc.(1)	3,245	20,865
FormFactor, Inc.(1)	141,182	4,121,103
Ichor Holdings Ltd.(1)	42,378	714,069
171

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
inTEST Corp.(1)	10,792	$75,544
Kulicke & Soffa Industries, Inc.	111,830	4,193,625
Magnachip Semiconductor Corp.(1)	68,785	216,673
Navitas Semiconductor Corp.(1)	307,835	1,803,913
NVE Corp.	10,952	707,280
Penguin Solutions, Inc.(1)	117,276	2,829,870
Photronics, Inc.(1)	135,864	3,080,037
QuickLogic Corp.(1)	2,800	14,364
SkyWater Technology, Inc.(1)	31,622	379,148
SolarEdge Technologies, Inc.(1)	144,481	4,886,347
Ultra Clean Holdings, Inc.(1)	96,047	2,307,049
Veeco Instruments, Inc.(1)	78,250	1,918,690
		44,148,985
Software — 2.6%
8x8, Inc.(1)	279,435	553,281
A10 Networks, Inc.	168,453	2,983,303
Adeia, Inc.	251,346	3,780,244
Alarm.com Holdings, Inc.(1)	82,304	4,825,483
AvePoint, Inc.(1)	27,171	444,518
Bit Digital, Inc.(1)(2)	598,274	1,537,564
Cerence, Inc.(1)	33,132	348,880
Cipher Mining, Inc.(1)(2)	559,317	4,273,182
CoreCard Corp.(1)	8,995	248,892
CS Disco, Inc.(1)	33,944	185,674
Daily Journal Corp.(1)	3,428	1,601,562
Digital Turbine, Inc.(1)	10,734	45,083
EverCommerce, Inc.(1)(2)	26,371	304,585
Expensify, Inc., Class A(1)	113,697	222,846
LiveRamp Holdings, Inc.(1)	88,559	2,472,567
Mitek Systems, Inc.(1)	78,357	796,891
N-able, Inc.(1)	85,196	686,680
Olo, Inc., Class A(1)	265,290	2,719,222
ON24, Inc.(1)	50,941	291,383
OneSpan, Inc.	75,728	1,145,386
Ooma, Inc.(1)	33,524	433,130
Pagaya Technologies Ltd., Class A(1)	100,646	3,711,824
Phunware, Inc.(1)	863	2,227
Progress Software Corp.(1)	93,614	4,333,392
Rapid7, Inc.(1)	51,606	1,068,760
Red Violet, Inc.	24,935	1,252,734
ReposiTrak, Inc.	22,554	365,375
SEMrush Holdings, Inc., Class A(1)	32,489	256,663
Silvaco Group, Inc.(1)(2)	2,397	12,800
SoundThinking, Inc.(1)	9,285	118,198
Sprinklr, Inc., Class A(1)	155,691	1,345,170
Synchronoss Technologies, Inc.(1)	12,891	77,604
Telos Corp.(1)	103,450	639,321
Teradata Corp.(1)	192,536	4,039,405
Upland Software, Inc.(1)	8,131	23,011
Verint Systems, Inc.(1)	28,626	583,684
Xperi, Inc.(1)	97,244	583,464
Yext, Inc.(1)	194,934	1,771,950
		50,085,938
172

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Specialty Retail — 2.5%
1-800-Flowers.com, Inc., Class A(1)(2)	54,664	$306,118
Advance Auto Parts, Inc.	1,854	113,075
American Eagle Outfitters, Inc.	116,438	1,506,708
America's Car-Mart, Inc.(1)	15,512	695,093
Arhaus, Inc.(1)	122,915	1,441,793
Arko Corp.	122,241	611,205
Barnes & Noble Education, Inc.(1)(2)	34,098	294,266
Buckle, Inc.	71,763	4,061,068
Build-A-Bear Workshop, Inc.	31,252	1,900,434
Caleres, Inc.	82,386	1,235,790
Camping World Holdings, Inc., Class A	122,059	2,137,253
Cato Corp., Class A	6,673	27,426
Citi Trends, Inc.(1)	12,095	430,945
Designer Brands, Inc., Class A	69,625	258,309
Duluth Holdings, Inc., Class B(1)	3,202	7,269
Foot Locker, Inc.(1)	189,827	4,688,727
Genesco, Inc.(1)	22,437	717,535
Guess?, Inc.	79,489	1,336,210
Haverty Furniture Cos., Inc.	31,702	714,880
J Jill, Inc.	13,976	234,238
Lands' End, Inc.(1)	24,798	356,099
MarineMax, Inc.(1)	44,024	1,160,032
Monro, Inc.	61,634	1,021,892
National Vision Holdings, Inc.(1)	192,484	4,415,583
ODP Corp.(1)	64,245	1,301,604
OneWater Marine, Inc., Class A(1)(2)	18,235	306,895
Petco Health & Wellness Co., Inc.(1)	160,984	642,326
PetMed Express, Inc.(1)	35,776	109,832
RideNow Group, Inc., Class B(1)(2)	25,904	100,248
Sally Beauty Holdings, Inc.(1)	227,293	3,150,281
Shoe Carnival, Inc.	43,908	917,677
Sonic Automotive, Inc., Class A	26,871	2,208,528
Sportsman's Warehouse Holdings, Inc.(1)	38,398	102,907
Stitch Fix, Inc., Class A(1)	223,671	1,183,220
Tile Shop Holdings, Inc.(1)	28,915	179,562
Upbound Group, Inc.	91,571	2,326,819
Victoria's Secret & Co.(1)	179,592	4,134,208
Zumiez, Inc.(1)	31,899	548,344
		46,884,399
Technology Hardware, Storage and Peripherals — 0.3%
Corsair Gaming, Inc.(1)	75,036	670,071
Diebold Nixdorf, Inc.(1)	43,669	2,668,613
Eastman Kodak Co.(1)	167,720	989,548
Immersion Corp.	56,480	398,749
Turtle Beach Corp.(1)	10,651	168,499
Xerox Holdings Corp.	110,524	439,885
		5,335,365
Textiles, Apparel and Luxury Goods — 1.3%
Allbirds, Inc., Class A(1)(2)	3,516	22,608
Carter's, Inc.	79,296	2,264,694
Ermenegildo Zegna NV(2)	46,971	396,435
Figs, Inc., Class A(1)	237,768	1,676,264
173

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
G-III Apparel Group Ltd.(1)	88,458	$2,388,366
Hanesbrands, Inc.(1)	754,240	4,759,254
Lakeland Industries, Inc.(2)	14,752	224,083
Movado Group, Inc.	31,343	572,637
Oxford Industries, Inc.	33,788	1,488,361
Rocky Brands, Inc.	14,635	445,343
Steven Madden Ltd.	100,130	2,907,775
Superior Group of Cos., Inc.	21,797	286,413
Under Armour, Inc., Class A(1)	256,129	1,280,645
Under Armour, Inc., Class C(1)	173,741	854,806
Unifi, Inc.(1)	7,109	31,422
Vera Bradley, Inc.(1)	37,012	76,615
Wolverine World Wide, Inc.	182,019	5,813,687
		25,489,408
Trading Companies and Distributors — 1.0%
Alta Equipment Group, Inc.(2)	55,273	460,977
BlueLinx Holdings, Inc.(1)	18,285	1,510,524
Custom Truck One Source, Inc.(1)	88,351	542,475
Distribution Solutions Group, Inc.(1)	2	64
DNOW, Inc.(1)	247,772	3,964,352
DXP Enterprises, Inc.(1)	31,170	3,892,510
Global Industrial Co.	29,713	1,109,186
Hudson Technologies, Inc.(1)	97,029	985,815
Karat Packaging, Inc.	17,054	431,125
MRC Global, Inc.(1)	191,318	2,885,075
NPK International, Inc.(1)	188,789	1,963,406
Titan Machinery, Inc.(1)	51,668	1,033,360
Transcat, Inc.(1)	305	25,605
Willis Lease Finance Corp.	5,509	819,078
		19,623,552
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp.(1)(2)	37,756	397,948
Water Utilities — 0.5%
Artesian Resources Corp., Class A	21,058	698,073
California Water Service Group	104,142	4,887,384
Consolidated Water Co. Ltd.	8,395	279,302
H2O America	39,810	2,005,230
Middlesex Water Co.	38,762	2,075,317
Pure Cycle Corp.(1)	1,015	10,251
York Water Co.	2,971	92,309
		10,047,866
Wireless Telecommunication Services — 0.1%
Gogo, Inc.(1)	164,444	1,805,595
Spok Holdings, Inc.	41,499	753,622
		2,559,217
TOTAL COMMON STOCKS (Cost $1,808,775,825)		1,889,242,092
RIGHTS — 0.0%
Biotechnology — 0.0%
Akouos, Inc.(1)	779	8
Cargo Therapeutics, Inc.(1)	55,735	5,072
Chinook Therapeutics, Inc.(1)	5,210	52
Fusion Pharmaceuticals, Inc.(1)(2)	4,010	2,205
174

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Pardes Biosciences, Inc.(1)	223	$7
Regulus Therapeutics, Inc.(1)	47,096	54,631
Sage Therapeutics, Inc.(1)	122,658	22,078
Verve Therapeutics, Inc.(1)	150,436	94,775
Vigil Neuroscience, Inc.(1)	37,413	1,871
		180,699
Pharmaceuticals — 0.0%
Concert Pharmaceuticals, Inc.(1)	5,515	2,040
Poseida Therapeutics, Inc.(1)	6,404	3,202
		5,242
Software — 0.0%
Gen Digital, Inc.(1)	14,827	137,743
TOTAL RIGHTS (Cost $260,543)		323,684
SHORT-TERM INVESTMENTS — 1.4%
Money Market Funds — 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,815,385	1,815,385
State Street Navigator Securities Lending Government Money Market Portfolio(3)	24,843,292	24,843,292
TOTAL SHORT-TERM INVESTMENTS (Cost $26,658,677)		26,658,677
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $1,835,695,045)		1,916,224,453
OTHER ASSETS AND LIABILITIES — (1.2)%		(23,275,396)
TOTAL NET ASSETS — 100.0%		$1,892,949,057

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $40,291,251. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $41,291,114, which includes securities collateral of $16,447,822.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 1.

See Notes to Financial Statements.

175

Schedule of Investments - Avantis U.S. Small Cap Value ETF
AUGUST 31, 2025

	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 0.1%
AerSale Corp.(1)	155,403	$1,341,128
Astronics Corp.(1)	326,889	11,888,953
		13,230,081
Air Freight and Logistics — 0.2%
Hub Group, Inc., Class A	713,391	26,695,091
Radiant Logistics, Inc.(1)	129,099	835,271
		27,530,362
Automobile Components — 3.9%
American Axle & Manufacturing Holdings, Inc.(1)	4,066,563	23,667,397
Dana, Inc.	5,220,454	105,244,353
Fox Factory Holding Corp.(1)	176,011	5,091,998
Gentex Corp.	2,318,780	64,949,028
Gentherm, Inc.(1)	302,256	11,113,953
Goodyear Tire & Rubber Co.(1)	10,491,114	88,964,647
LCI Industries	709,656	74,811,935
Lear Corp.	1,203,957	132,435,270
Motorcar Parts of America, Inc.(1)	392,299	5,845,255
Phinia, Inc.	1,355,719	79,282,447
Standard Motor Products, Inc.	337,649	13,104,158
Stoneridge, Inc.(1)	451,497	3,747,425
Strattec Security Corp.(1)	70,741	4,659,710
Visteon Corp.	732,491	90,799,584
		703,717,160
Automobiles — 1.2%
Harley-Davidson, Inc.	3,519,865	102,498,469
Thor Industries, Inc.	1,130,311	123,882,085
Winnebago Industries, Inc.	55,097	1,982,390
		228,362,944
Banks — 15.8%
1st Source Corp.	234,008	15,074,795
ACNB Corp.	78,992	3,579,917
Amalgamated Financial Corp.	473,945	13,692,271
Ameris Bancorp	479,209	35,116,436
Ames National Corp.	5,545	110,789
Arrow Financial Corp.	269,461	8,011,076
Associated Banc-Corp.	2,082,860	56,174,734
Atlantic Union Bankshares Corp.	8,504	303,848
Axos Financial, Inc.(1)	1,376,301	125,532,414
Banc of California, Inc.	1,124,661	19,029,264
Bancorp, Inc.(1)	1,168,134	89,058,536
Bank First Corp.	50,288	6,533,417
Bank of Hawaii Corp.	507,921	34,599,579
Bank of NT Butterfield & Son Ltd.	1,163,637	52,503,301
Bank OZK	2,233,831	117,209,113
Bank7 Corp.	67,369	3,342,176
BankFinancial Corp.(2)	33,993	420,833
BankUnited, Inc.	1,694,767	66,417,919
Bankwell Financial Group, Inc.	35,125	1,485,085
Banner Corp.	543,359	36,421,354
Bar Harbor Bankshares	211,370	6,820,910
176

Schedule of Investments - Avantis U.S. Small Cap Value ETF

	Shares	Value
BayCom Corp.	88,484	$2,677,526
BCB Bancorp, Inc.	158,994	1,415,047
Berkshire Hills Bancorp, Inc.	590,731	15,435,801
Bridgewater Bancshares, Inc.(1)	401,406	6,575,030
Brookline Bancorp, Inc.	1,586,922	17,376,796
Burke & Herbert Financial Services Corp.	116,872	7,428,384
Business First Bancshares, Inc.	577,090	14,433,021
Byline Bancorp, Inc.	623,606	18,028,449
C&F Financial Corp.	34,255	2,465,675
Camden National Corp.	93,382	3,818,390
Capital Bancorp, Inc.	132,859	4,515,877
Capital City Bank Group, Inc.	262,222	11,501,057
Carter Bankshares, Inc.(1)	319,579	6,219,007
Cathay General Bancorp	1,169,989	58,394,151
CB Financial Services, Inc.	17,499	582,542
Central Pacific Financial Corp.	641,156	20,081,006
Chemung Financial Corp.	21,509	1,159,765
ChoiceOne Financial Services, Inc.	55,331	1,707,515
Citizens Financial Services, Inc.	19,558	1,172,698
City Holding Co.	30,735	3,948,833
Civista Bancshares, Inc.	193,249	4,094,946
CNB Financial Corp.	481,675	12,672,869
Coastal Financial Corp.(1)	12,028	1,377,206
Colony Bankcorp, Inc.	213,535	3,668,531
Columbia Banking System, Inc.	3,455,269	92,497,551
Comerica, Inc.	34,523	2,436,633
Community Trust Bancorp, Inc.	358,006	20,914,711
Community West Bancshares	54,908	1,170,639
ConnectOne Bancorp, Inc.	745,983	19,097,165
Customers Bancorp, Inc.(1)	749,195	53,709,790
CVB Financial Corp.	60,149	1,210,799
Dime Community Bancshares, Inc.	329,176	10,125,454
Eagle Bancorp Montana, Inc.	29,707	520,764
Eagle Bancorp, Inc.	540,803	10,502,394
Enterprise Financial Services Corp.	738,681	45,236,824
Equity Bancshares, Inc., Class A	130,294	5,280,816
Esquire Financial Holdings, Inc.	178,904	17,550,482
Farmers National Banc Corp.	173,219	2,629,464
FB Financial Corp.	7,037	377,746
Fidelity D&D Bancorp, Inc.	711	31,035
First BanCorp	3,981,533	88,509,479
First Bancorp, Inc.	30,966	841,656
First Bank	231,638	3,896,151
First Busey Corp.	942,210	23,272,587
First Business Financial Services, Inc.	151,124	7,906,808
First Commonwealth Financial Corp.	1,464,117	25,988,077
First Community Corp.	31,817	867,650
First Financial Bancorp	47,941	1,269,478
First Financial Corp.	247,337	14,592,883
First Internet Bancorp	124,435	3,125,185
First Merchants Corp.	136,845	5,681,804
First Mid Bancshares, Inc.	462,791	18,715,268
First United Corp.	86,839	3,245,173
177

Schedule of Investments - Avantis U.S. Small Cap Value ETF

	Shares	Value
First Western Financial, Inc.(1)	3,274	$76,481
Firstsun Capital Bancorp(1)	9,128	346,955
Five Star Bancorp	296,266	9,708,637
FNB Corp.	2,461,940	41,089,779
Franklin Financial Services Corp.	21,196	989,853
FS Bancorp, Inc.	74,556	3,184,287
Fulton Financial Corp.	2,847,034	55,972,688
FVCBankcorp, Inc.	28,697	389,275
Great Southern Bancorp, Inc.	214,351	13,566,275
Guaranty Bancshares, Inc.	61,022	2,998,621
Hancock Whitney Corp.	1,610,868	101,355,815
Hanmi Financial Corp.	734,367	18,476,674
Hanover Bancorp, Inc.	8,412	189,691
HarborOne Bancorp, Inc.	158,105	2,033,230
Hawthorn Bancshares, Inc.	19,986	668,132
HBT Financial, Inc.	201,577	5,339,775
Heritage Commerce Corp.	849,863	8,779,085
Heritage Financial Corp.	3,126	76,399
Hilltop Holdings, Inc.	269,474	9,453,148
Hingham Institution For Savings	2,449	695,859
Home Bancorp, Inc.	116,770	6,570,064
HomeStreet, Inc.(1)	94,623	1,312,421
HomeTrust Bancshares, Inc.	343,723	14,216,383
Hope Bancorp, Inc.	2,527,725	28,133,579
Horizon Bancorp, Inc.	215,051	3,625,760
Independent Bank Corp.	112,568	8,049,738
Independent Bank Corp. (Michigan)	513,289	16,882,075
International Bancshares Corp.	1,343,782	96,134,164
Investar Holding Corp.	59,009	1,383,171
Kearny Financial Corp.	238,055	1,606,871
Lakeland Financial Corp.	40,766	2,790,433
Live Oak Bancshares, Inc.	2,108	81,559
MainStreet Bancshares, Inc.	1,734	39,275
Mercantile Bank Corp.	385,590	18,990,307
Meridian Corp.	48,429	762,272
Metrocity Bankshares, Inc.	374,256	11,205,225
Metropolitan Bank Holding Corp.	249,479	19,806,138
Mid Penn Bancorp, Inc.	191,493	5,771,599
Midland States Bancorp, Inc.	473,790	8,727,212
MVB Financial Corp.	93,882	2,290,721
National Bank Holdings Corp., Class A	293,664	11,517,502
NBT Bancorp, Inc.	77,462	3,429,243
Northeast Bank	173,087	19,136,499
Northfield Bancorp, Inc.	522,781	6,194,955
Northpointe Bancshares, Inc.	38,297	682,453
Northrim BanCorp, Inc.	131,780	12,391,273
Northwest Bancshares, Inc.	748,085	9,463,275
Norwood Financial Corp.	2,371	64,159
Oak Valley Bancorp	18,564	528,888
OceanFirst Financial Corp.	1,084,007	19,934,889
OFG Bancorp	1,134,236	50,757,061
Old National Bancorp	606,587	13,884,776
Old Second Bancorp, Inc.	1,067,489	19,705,847
178

Schedule of Investments - Avantis U.S. Small Cap Value ETF

	Shares	Value
OP Bancorp	105,127	$1,528,547
Orange County Bancorp, Inc.	132,821	3,543,664
Origin Bancorp, Inc.	542,155	21,084,408
Orrstown Financial Services, Inc.	239,117	8,333,227
Pacific Premier Bancorp, Inc.	420,600	10,300,494
Parke Bancorp, Inc.	63,376	1,429,129
Pathward Financial, Inc.	604,487	48,038,582
PCB Bancorp	106,449	2,352,523
Peapack-Gladstone Financial Corp.	269,659	7,822,808
Peoples Bancorp of North Carolina, Inc.	18,211	576,924
Peoples Bancorp, Inc.	762,121	23,580,024
Peoples Financial Services Corp.	277	14,518
Plumas Bancorp	801	34,755
Popular, Inc.	301,537	37,885,109
Preferred Bank	248,465	23,455,096
Provident Bancorp, Inc.(1)	14,328	184,401
Provident Financial Services, Inc.	1,484,379	29,450,079
QCR Holdings, Inc.	286,937	22,490,122
RBB Bancorp	334,405	6,765,013
Red River Bancshares, Inc.	22,715	1,485,561
Renasant Corp.	142,821	5,588,586
Republic Bancorp, Inc., Class A	207,199	15,900,451
Riverview Bancorp, Inc.	100,274	507,386
S&T Bancorp, Inc.	530,601	20,964,046
ServisFirst Bancshares, Inc.	12,850	1,132,728
Shore Bancshares, Inc.	591,309	10,164,602
Sierra Bancorp	171,773	5,266,560
SmartFinancial, Inc.	226,044	8,329,721
South Plains Financial, Inc.	271,002	11,010,811
Southern First Bancshares, Inc.(1)	83,994	3,788,129
Southern Missouri Bancorp, Inc.	217,546	12,516,509
Southside Bancshares, Inc.	245,970	7,684,103
SouthState Corp.	9,389	958,241
Stellar Bancorp, Inc.	556,672	17,212,298
Stock Yards Bancorp, Inc.	89,331	7,209,905
Synovus Financial Corp.	526,142	27,154,189
Texas Capital Bancshares, Inc.(1)	8,711	754,111
Third Coast Bancshares, Inc.(1)	204,756	8,155,431
Timberland Bancorp, Inc.	31,567	1,055,916
Tompkins Financial Corp.	112,642	7,900,710
Towne Bank	288,897	10,599,631
TriCo Bancshares	343,995	15,624,253
TrustCo Bank Corp.	410,079	16,317,043
Trustmark Corp.	251,766	10,138,617
UMB Financial Corp.	346,531	42,242,129
United Community Banks, Inc.	41,627	1,390,342
United Security Bancshares	83,790	797,681
Unity Bancorp, Inc.	142,410	7,455,164
Univest Financial Corp.	559,702	17,725,762
USCB Financial Holdings, Inc.	8,037	139,763
Valley National Bancorp	5,540,995	57,958,808
Veritex Holdings, Inc.	539,583	18,534,676
Virginia National Bankshares Corp.	2,612	108,685
179

Schedule of Investments - Avantis U.S. Small Cap Value ETF

	Shares	Value
WaFd, Inc.	1,675,166	$52,683,971
WesBanco, Inc.	87,817	2,880,398
West BanCorp, Inc.	102,173	2,039,373
Westamerica Bancorporation	614,865	30,749,399
Western Alliance Bancorp	33,397	2,990,701
Western New England Bancorp, Inc.	3,560	44,642
Wintrust Financial Corp.	288,030	39,543,639
WSFS Financial Corp.	626,414	36,513,672
Zions Bancorp NA	212,865	12,348,299
		2,887,288,866
Beverages — 0.1%
Boston Beer Co., Inc., Class A(1)	83,618	18,487,104
MGP Ingredients, Inc.	120,758	3,570,814
		22,057,918
Biotechnology — 0.8%
ACADIA Pharmaceuticals, Inc.(1)	317,743	8,258,141
Alkermes PLC(1)	2,676,681	77,543,448
Anika Therapeutics, Inc.(1)	22,173	207,983
Catalyst Pharmaceuticals, Inc.(1)	1,800,305	37,068,280
Emergent BioSolutions, Inc.(1)	1,928,351	16,005,313
Kura Oncology, Inc.(1)	363,715	2,873,348
Monte Rosa Therapeutics, Inc.(1)	326,152	1,565,530
Protagonist Therapeutics, Inc.(1)	17,655	1,042,528
Puma Biotechnology, Inc.(1)	1,219,894	6,148,266
XBiotech, Inc.(1)	5,371	16,972
		150,729,809
Broadline Retail — 1.1%
Dillard's, Inc., Class A	24,099	12,841,875
Kohl's Corp.	4,166,709	62,750,637
Macy's, Inc.	9,122,321	120,688,307
		196,280,819
Building Products — 0.5%
Apogee Enterprises, Inc.	659,158	28,986,473
Insteel Industries, Inc.	270,552	10,383,786
JELD-WEN Holding, Inc.(1)	2,723,496	17,403,139
Tecnoglass, Inc.	539,437	39,152,338
		95,925,736
Capital Markets — 0.9%
Diamond Hill Investment Group, Inc.	50,955	7,427,201
Oppenheimer Holdings, Inc., Class A	217,291	15,768,808
Siebert Financial Corp.(1)	29,162	79,612
StoneX Group, Inc.(1)	1,090,785	111,445,503
Virtus Investment Partners, Inc.	111,283	22,415,735
WisdomTree, Inc.(2)	1,012,653	13,782,207
		170,919,066
Chemicals — 2.2%
AdvanSix, Inc.	790,821	16,971,019
American Vanguard Corp.(1)	257,910	1,392,714
Aspen Aerogels, Inc.(1)	69,289	473,937
Cabot Corp.	1,487,414	121,313,486
Chemours Co.	1,653,898	25,470,029
Core Molding Technologies, Inc.(1)	188,722	3,623,462
FMC Corp.	1,497,378	58,547,480
180

Schedule of Investments - Avantis U.S. Small Cap Value ETF

	Shares	Value
Hawkins, Inc.	22,013	$3,683,435
Huntsman Corp.	775,004	8,649,045
Intrepid Potash, Inc.(1)	197,207	6,001,009
Koppers Holdings, Inc.	196,855	5,704,858
Kronos Worldwide, Inc.	57,667	367,916
LSB Industries, Inc.(1)	1,662,629	13,833,073
Mativ Holdings, Inc.	1,495,697	18,800,911
NewMarket Corp.	72,264	59,759,438
Orion SA	1,788,328	18,866,860
Quaker Chemical Corp.	12,275	1,780,734
Rayonier Advanced Materials, Inc.(1)	2,250,213	12,533,686
Stepan Co.	475,426	23,785,563
Tronox Holdings PLC, Class A	1,746,043	7,473,064
Valhi, Inc.	12,255	199,879
		409,231,598
Commercial Services and Supplies — 0.9%
ACCO Brands Corp.	2,415,636	9,710,857
Acme United Corp.	37,544	1,615,143
Civeo Corp.	423,071	10,047,936
Ennis, Inc.	662,797	12,109,301
Healthcare Services Group, Inc.(1)	1,167,965	18,231,934
HNI Corp.	22,590	1,015,195
Interface, Inc.	1,956,442	52,276,130
Steelcase, Inc., Class A	2,861,957	47,909,160
Team, Inc.(1)	3,699	71,206
Virco Mfg. Corp.	444,293	3,825,363
		156,812,225
Communications Equipment — 0.6%
Aviat Networks, Inc.(1)	153,146	3,516,232
BK Technologies Corp.(1)	33,523	2,372,758
Harmonic, Inc.(1)	61,946	595,920
NETGEAR, Inc.(1)	777,862	21,134,511
Viasat, Inc.(1)	2,623,767	84,826,387
		112,445,808
Construction and Engineering — 2.7%
Argan, Inc.	403,131	92,002,557
Concrete Pumping Holdings, Inc.	36,962	257,255
Everus Construction Group, Inc.(1)	341,424	26,781,298
Granite Construction, Inc.	1,192,597	128,502,327
Great Lakes Dredge & Dock Corp.(1)	1,895,038	22,096,143
IES Holdings, Inc.(1)	52,545	18,354,494
Matrix Service Co.(1)	593,921	8,986,025
NWPX Infrastructure, Inc.(1)	221,647	11,738,425
Orion Group Holdings, Inc.(1)	444,754	3,291,180
Primoris Services Corp.	725,538	86,012,530
Sterling Infrastructure, Inc.(1)	153,409	42,729,009
Tutor Perini Corp.(1)	843,964	49,743,238
		490,494,481
Construction Materials — 0.1%
Knife River Corp.(1)	116,042	9,399,402
Titan America SA(1)	54,704	848,459
U.S. Lime & Minerals, Inc.	52	6,548
		10,254,409
181

Schedule of Investments - Avantis U.S. Small Cap Value ETF

	Shares	Value
Consumer Finance — 2.0%
Atlanticus Holdings Corp.(1)	106,817	$7,124,694
Bread Financial Holdings, Inc.	1,272,277	84,212,015
Consumer Portfolio Services, Inc.(1)	62,332	498,033
Credit Acceptance Corp.(1)	12,213	6,286,398
EZCORP, Inc., Class A(1)	65,581	1,093,235
Green Dot Corp., Class A(1)	1,262,902	17,579,596
LendingClub Corp.(1)	1,330,360	22,855,585
Medallion Financial Corp.	181,711	1,918,868
Navient Corp.	1,737,930	23,827,020
Nelnet, Inc., Class A	136,086	17,502,020
OneMain Holdings, Inc.	541,770	33,513,892
Oportun Financial Corp.(1)	18,343	121,247
PRA Group, Inc.(1)	155,418	2,656,094
PROG Holdings, Inc.	80,760	2,845,982
Regional Management Corp.	165,907	7,273,363
SLM Corp.	4,163,155	130,223,488
World Acceptance Corp.(1)	62,985	10,797,519
		370,329,049
Consumer Staples Distribution & Retail — 1.5%
HF Foods Group, Inc.(1)	38,022	124,712
Ingles Markets, Inc., Class A	463,346	31,363,891
Natural Grocers by Vitamin Cottage, Inc.	411,973	15,840,362
PriceSmart, Inc.	800,034	85,811,647
SpartanNash Co.	1,070,361	28,685,675
United Natural Foods, Inc.(1)	2,202,466	62,285,738
Village Super Market, Inc., Class A	304,421	11,044,394
Weis Markets, Inc.	473,641	33,936,377
		269,092,796
Containers and Packaging — 0.0%
Myers Industries, Inc.	224,848	3,763,955
Distributors — 0.0%
A-Mark Precious Metals, Inc.	3,764	88,115
Weyco Group, Inc.	5,536	167,741
		255,856
Diversified Consumer Services — 1.1%
American Public Education, Inc.(1)	499,367	15,070,896
European Wax Center, Inc., Class A(1)	70,335	301,737
Lincoln Educational Services Corp.(1)	355,959	6,695,589
Perdoceo Education Corp.	1,450,105	47,476,438
Stride, Inc.(1)	615,701	100,476,246
Universal Technical Institute, Inc.(1)	1,241,617	33,014,596
		203,035,502
Diversified Telecommunication Services — 0.9%
ATN International, Inc.	349,546	5,942,282
Frontier Communications Parent, Inc.(1)	576,361	21,371,466
Globalstar, Inc.(1)	367,314	10,993,708
Iridium Communications, Inc.	2,386,357	59,396,426
Liberty Global Ltd., Class A(1)	2,379,333	27,933,369
Liberty Global Ltd., Class C(1)	1,998,628	23,883,605
Shenandoah Telecommunications Co.	635,260	8,417,195
		157,938,051
182

Schedule of Investments - Avantis U.S. Small Cap Value ETF

	Shares	Value
Electrical Equipment — 0.5%
Atkore, Inc.	906,535	$52,751,272
EnerSys	154,436	15,852,855
Espey Mfg. & Electronics Corp.	21,525	1,000,051
Fluence Energy, Inc.(1)(2)	96,570	714,618
LSI Industries, Inc.	42,309	970,145
Preformed Line Products Co.	66,280	12,664,120
Shoals Technologies Group, Inc., Class A(1)	2,421,070	15,761,166
		99,714,227
Electronic Equipment, Instruments and Components — 3.5%
Arrow Electronics, Inc.(1)	39,824	5,030,966
Avnet, Inc.	2,569,637	140,225,091
Bel Fuse, Inc., Class A	25,431	2,910,069
Bel Fuse, Inc., Class B	177,833	23,929,209
Benchmark Electronics, Inc.	1,112,442	45,154,021
Daktronics, Inc.(1)	1,388,035	24,082,407
ePlus, Inc.	815,064	58,986,182
Ingram Micro Holding Corp.	306,576	5,999,692
Insight Enterprises, Inc.(1)	89,793	11,687,457
IPG Photonics Corp.(1)	156,003	12,764,165
Kimball Electronics, Inc.(1)	623,187	17,991,409
Knowles Corp.(1)	500,586	10,687,511
Methode Electronics, Inc.	473,076	3,656,877
M-Tron Industries, Inc.(1)	2,532	113,889
PC Connection, Inc.	202,627	13,010,680
Plexus Corp.(1)	721,372	98,835,178
Richardson Electronics Ltd.	14,578	143,302
Sanmina Corp.(1)	273,320	32,120,566
ScanSource, Inc.(1)	733,952	32,037,005
TTM Technologies, Inc.(1)	990,420	44,143,019
Vishay Intertechnology, Inc.	3,526,878	54,525,534
Vishay Precision Group, Inc.(1)	252,243	7,168,746
		645,202,975
Energy Equipment and Services — 5.2%
Archrock, Inc.	5,328,302	131,928,758
Aris Water Solutions, Inc., Class A	21,637	525,130
Atlas Energy Solutions, Inc.(2)	227,199	2,660,500
Bristow Group, Inc.(1)	655,467	25,242,034
Core Laboratories, Inc.	80,978	932,057
DMC Global, Inc.(1)	99,164	664,399
Energy Services of America Corp.(2)	118,417	1,206,669
Expro Group Holdings NV(1)	503,560	6,279,393
Forum Energy Technologies, Inc.(1)	228,250	6,037,212
Geospace Technologies Corp.(1)	60,414	1,197,405
Helix Energy Solutions Group, Inc.(1)	4,519,532	29,783,716
Helmerich & Payne, Inc.	2,906,043	60,707,238
KLX Energy Services Holdings, Inc.(1)(2)	113,294	222,056
Kodiak Gas Services, Inc.	1,518,411	54,343,930
Liberty Energy, Inc., Class A	5,411,028	60,874,065
Nabors Industries Ltd.(1)(2)	288,542	10,756,846
Natural Gas Services Group, Inc.	151,828	3,971,820
Noble Corp. PLC	2,488,000	71,704,160
NOV, Inc.	5,936,960	78,902,198
183

Schedule of Investments - Avantis U.S. Small Cap Value ETF

	Shares	Value
Oceaneering International, Inc.(1)	2,926,374	$71,403,526
Oil States International, Inc.(1)	1,130,278	6,329,557
Patterson-UTI Energy, Inc.	12,935,060	75,152,699
ProFrac Holding Corp., Class A(1)(2)	557,890	2,231,560
ProPetro Holding Corp.(1)	3,100,612	15,813,121
Ranger Energy Services, Inc.	482,936	6,891,497
RPC, Inc.	3,205,536	15,290,407
Seadrill Ltd.(1)	540,735	17,254,854
Select Water Solutions, Inc., Class A	3,182,339	27,113,528
TETRA Technologies, Inc.(1)	2,467,173	11,595,713
Tidewater, Inc.(1)	664,138	39,981,108
Transocean Ltd.(1)	7,121,062	21,576,818
Valaris Ltd.(1)	965,208	47,941,881
Weatherford International PLC	681,088	43,388,711
		949,904,566
Entertainment — 0.1%
Cineverse Corp.(1)	57,258	279,992
Marcus Corp.	746,898	11,532,105
Starz Entertainment Corp.(1)	16,038	204,805
		12,016,902
Financial Services — 3.3%
Acacia Research Corp.(1)	407,182	1,388,491
Alerus Financial Corp.	68,923	1,534,915
Cass Information Systems, Inc.	25,466	1,098,094
Enact Holdings, Inc.	634,588	23,892,238
Essent Group Ltd.	746,609	46,842,249
Federal Agricultural Mortgage Corp., Class C	225,058	47,165,405
Finance of America Cos., Inc., Class A(1)(2)	81,964	2,189,258
International Money Express, Inc.(1)	268,004	3,886,058
Jackson Financial, Inc., Class A	1,143,414	112,969,303
Merchants Bancorp	490,909	15,915,270
MGIC Investment Corp.	2,095,175	58,308,720
NMI Holdings, Inc., Class A(1)	2,008,640	79,039,984
Onity Group, Inc.(1)	101,524	4,200,048
Payoneer Global, Inc.(1)	5,533,996	38,461,272
PennyMac Financial Services, Inc.	374,829	41,268,673
Radian Group, Inc.	3,557,720	124,093,274
Velocity Financial, Inc.(1)	149,324	2,849,102
Waterstone Financial, Inc.	118,951	1,783,075
		606,885,429
Food Products — 1.8%
B&G Foods, Inc.	811,157	3,658,318
Cal-Maine Foods, Inc.	1,376,678	159,199,044
Darling Ingredients, Inc.(1)	334,530	11,360,639
Dole PLC	1,668,497	24,560,276
Fresh Del Monte Produce, Inc.	1,078,626	39,132,551
John B Sanfilippo & Son, Inc.	49,833	3,234,162
Lifeway Foods, Inc.(1)	17,401	530,208
Mission Produce, Inc.(1)	767,307	9,599,010
Seaboard Corp.	4,983	19,778,524
Seneca Foods Corp., Class A(1)	110,469	12,505,091
WK Kellogg Co.	1,628,089	37,315,800
		320,873,623
184

Schedule of Investments - Avantis U.S. Small Cap Value ETF

	Shares	Value
Gas Utilities — 0.1%
MDU Resources Group, Inc.	1,011,574	$16,478,540
Ground Transportation — 1.7%
ArcBest Corp.	664,691	49,027,608
Covenant Logistics Group, Inc.	470,002	11,341,148
Heartland Express, Inc.	1,218,623	10,467,972
Marten Transport Ltd.	1,816,115	21,502,802
PAMT Corp.(1)	247	3,026
Ryder System, Inc.	644,953	120,941,586
Schneider National, Inc., Class B	1,207,457	29,848,337
Universal Logistics Holdings, Inc.	234,351	6,079,065
Werner Enterprises, Inc.	1,979,644	57,112,729
		306,324,273
Health Care Equipment and Supplies — 0.7%
Bioventus, Inc., Class A(1)	961,055	7,111,807
Electromed, Inc.(1)	18,149	448,825
FONAR Corp.(1)(2)	29,572	472,561
Kewaunee Scientific Corp.(1)	44,521	2,523,895
Lantheus Holdings, Inc.(1)	426,265	23,401,949
LivaNova PLC(1)	257,706	14,526,887
Novocure Ltd.(1)	742,589	9,156,122
Pro-Dex, Inc.(1)(2)	5,299	248,417
QuidelOrtho Corp.(1)	1,689,949	48,484,637
Tactile Systems Technology, Inc.(1)	7,698	102,460
Utah Medical Products, Inc.	749	46,595
Varex Imaging Corp.(1)	292,589	3,379,403
Zimvie, Inc.(1)	623,062	11,763,411
		121,666,969
Health Care Providers and Services — 0.6%
Brookdale Senior Living, Inc.(1)	2,272,524	17,498,435
Cross Country Healthcare, Inc.(1)	881,182	11,790,215
InfuSystem Holdings, Inc.(1)	123,778	1,334,327
Nutex Health, Inc.(1)(2)	85,617	7,173,848
Premier, Inc., Class A	2,660,423	68,904,956
		106,701,781
Health Care Technology — 0.0%
CareCloud, Inc.(1)	33,310	127,911
Health Catalyst, Inc.(1)	82,190	278,624
Teladoc Health, Inc.(1)	30,051	232,294
		638,829
Hotels, Restaurants and Leisure — 1.5%
Accel Entertainment, Inc.(1)	539,355	6,251,124
BJ's Restaurants, Inc.(1)	721,778	24,222,870
Bloomin' Brands, Inc.	288,572	2,121,004
Canterbury Park Holding Corp.	118	1,953
Cheesecake Factory, Inc.	1,455,473	89,453,371
Cracker Barrel Old Country Store, Inc.(2)	704,718	42,156,231
Full House Resorts, Inc.(1)	384,129	1,405,912
Golden Entertainment, Inc.	171,616	4,268,090
Monarch Casino & Resort, Inc.	409,231	42,695,070
ONE Group Hospitality, Inc.(1)(2)	140,910	393,139
Potbelly Corp.(1)	411,229	5,321,303
RCI Hospitality Holdings, Inc.	156,791	5,834,193
185

Schedule of Investments - Avantis U.S. Small Cap Value ETF

	Shares	Value
Super Group SGHC Ltd.	4,360,157	$50,708,626
Target Hospitality Corp.(1)	769,752	6,981,651
		281,814,537
Household Durables — 1.4%
Bassett Furniture Industries, Inc.	54,643	919,095
Cricut, Inc., Class A	1,388,747	7,915,858
Ethan Allen Interiors, Inc.	715,498	21,114,346
Flexsteel Industries, Inc.	102,545	4,756,037
Hamilton Beach Brands Holding Co., Class A	189,446	2,792,434
Hovnanian Enterprises, Inc., Class A(1)	38,799	5,445,828
KB Home	230,525	14,649,864
La-Z-Boy, Inc.	1,160,789	42,914,369
Legacy Housing Corp.(1)	98,226	2,744,926
Lifetime Brands, Inc.	204,433	807,510
Lovesac Co.(1)	355,372	6,798,266
M/I Homes, Inc.(1)	390,532	57,509,742
Tri Pointe Homes, Inc.(1)	2,379,030	84,051,130
Universal Electronics, Inc.(1)	210,159	1,020,322
		253,439,727
Household Products — 0.4%
Central Garden & Pet Co.(1)	225,922	8,230,339
Central Garden & Pet Co., Class A(1)	1,511,780	49,934,093
Oil-Dri Corp. of America	325,111	19,305,091
		77,469,523
Independent Power and Renewable Electricity Producers — 0.1%
Hallador Energy Co.(1)	941,302	15,352,636
Montauk Renewables, Inc.(1)	774,727	1,665,663
XPLR Infrastructure LP	316,999	3,360,189
		20,378,488
Insurance — 4.8%
American Coastal Insurance Corp., Class C	477,109	5,272,054
Assured Guaranty Ltd.	999,466	82,156,105
Axis Capital Holdings Ltd.	647,696	63,849,872
Brighthouse Financial, Inc.(1)	1,803,025	85,210,961
CNO Financial Group, Inc.	2,835,255	111,907,515
Crawford & Co., Class A	100,286	1,087,100
Crawford & Co., Class B	36,373	385,190
Donegal Group, Inc., Class A	152,268	2,724,075
Employers Holdings, Inc.	496,167	21,464,184
F&G Annuities & Life, Inc.	338,585	11,704,883
Fidelis Insurance Holdings Ltd.	1,147,449	20,057,409
Genworth Financial, Inc., Class A(1)	7,956,918	68,190,787
GoHealth, Inc., Class A(1)	7,110	36,332
Greenlight Capital Re Ltd., Class A(1)	423,116	5,453,965
Hanover Insurance Group, Inc.	212,431	36,852,530
HCI Group, Inc.	217,042	36,183,072
Heritage Insurance Holdings, Inc.(1)	683,747	15,568,919
Horace Mann Educators Corp.	564,459	25,953,825
Investors Title Co.	4,544	1,128,093
James River Group Holdings Ltd.	212,230	1,192,733
Kingstone Cos., Inc.	190,726	2,567,172
Mercury General Corp.	449,663	34,772,440
Oscar Health, Inc., Class A(1)(2)	4,324,761	72,050,518
186

Schedule of Investments - Avantis U.S. Small Cap Value ETF

	Shares	Value
Palomar Holdings, Inc.(1)	298,725	$36,749,150
ProAssurance Corp.(1)	272,310	6,483,701
Safety Insurance Group, Inc.	21,104	1,561,907
Selective Insurance Group, Inc.	114,943	8,991,991
Selectquote, Inc.(1)	1,161,072	2,624,023
SiriusPoint Ltd.(1)	2,988,417	55,943,166
Skyward Specialty Insurance Group, Inc.(1)	437,191	21,116,325
United Fire Group, Inc.	278,893	8,573,171
Universal Insurance Holdings, Inc.	653,218	15,931,987
White Mountains Insurance Group Ltd.	2,470	4,520,545
		868,265,700
Interactive Media and Services — 0.1%
Cars.com, Inc.(1)	812,194	10,599,132
EverQuote, Inc., Class A(1)	9,187	213,598
Teads Holding Co.(1)	259,540	454,195
Yelp, Inc.(1)	444,952	14,069,382
		25,336,307
IT Services — 0.5%
DXC Technology Co.(1)	6,400,642	92,489,277
Leisure Products — 1.2%
Acushnet Holdings Corp.	119,099	9,128,938
American Outdoor Brands, Inc.(1)	70,150	732,366
Brunswick Corp.	587,488	37,358,362
Clarus Corp.	446,565	1,621,031
Escalade, Inc.	3,175	40,005
Funko, Inc., Class A(1)	573,160	1,983,134
JAKKS Pacific, Inc.	107,764	1,914,966
Johnson Outdoors, Inc., Class A	35,445	1,429,142
Latham Group, Inc.(1)	47,423	380,807
Malibu Boats, Inc., Class A(1)	451,958	15,005,006
Marine Products Corp.	71,183	621,428
MasterCraft Boat Holdings, Inc.(1)	467,008	10,246,156
Polaris, Inc.	1,134,042	64,164,096
Smith & Wesson Brands, Inc.	388,380	3,173,065
Sturm Ruger & Co., Inc.	165,930	5,752,793
Topgolf Callaway Brands Corp.(1)	1,343,349	12,842,416
YETI Holdings, Inc.(1)	1,491,414	52,438,116
		218,831,827
Life Sciences Tools and Services — 0.0%
OmniAb, Inc.(1)	21,075	223
OmniAb, Inc.(1)	21,075	127
		350
Machinery — 3.9%
Alamo Group, Inc.	153,644	32,489,560
Albany International Corp., Class A	565,189	35,895,153
Astec Industries, Inc.	470,947	21,800,137
Blue Bird Corp.(1)	394,656	23,043,964
Douglas Dynamics, Inc.	134,782	4,538,110
Eastern Co.	16,418	390,092
Graham Corp.(1)	205,306	10,070,259
Greenbrier Cos., Inc.	1,076,820	50,212,117
Helios Technologies, Inc.	21,667	1,175,218
Hyster-Yale, Inc.	286,758	10,753,425
187

Schedule of Investments - Avantis U.S. Small Cap Value ETF

	Shares	Value
Kennametal, Inc.	2,464,156	$52,806,863
L.B. Foster Co., Class A(1)	69,009	1,796,304
Lindsay Corp.	77,389	10,620,093
Luxfer Holdings PLC	797,248	10,699,068
Manitowoc Co., Inc.(1)	322,074	3,188,533
Mayville Engineering Co., Inc.(1)	290,748	4,244,921
Microvast Holdings, Inc.(1)(2)	59,408	158,619
Mueller Industries, Inc.	1,099,626	105,498,118
Mueller Water Products, Inc., Class A	1,457,112	38,409,472
Park-Ohio Holdings Corp.	189,500	3,827,900
Perma-Pipe International Holdings, Inc.(1)	77,829	2,318,526
REV Group, Inc.	731,714	38,934,502
Taylor Devices, Inc.(1)	28,322	1,387,778
Tennant Co.	298,306	24,473,024
Terex Corp.	1,503,565	75,088,036
Titan International, Inc.(1)	1,080,768	9,532,374
Trinity Industries, Inc.	2,388,663	67,885,802
Twin Disc, Inc.	15,650	197,738
Wabash National Corp.	761,768	8,448,007
Worthington Enterprises, Inc.	869,197	57,193,163
		707,076,876
Marine Transportation — 0.9%
Costamare Bulkers Holdings Ltd.(1)	187,860	1,983,802
Costamare, Inc.	1,181,642	13,517,984
Genco Shipping & Trading Ltd.	1,337,338	22,520,772
Kirby Corp.(1)	86,253	8,383,791
Matson, Inc.	1,111,162	115,616,406
Pangaea Logistics Solutions Ltd.	755,417	4,026,373
Safe Bulkers, Inc.	1,327,296	5,641,008
Star Bulk Carriers Corp.	18,052	336,670
		172,026,806
Media — 1.0%
AMC Networks, Inc., Class A(1)	896,185	6,327,066
Cable One, Inc.	113,867	18,387,243
EchoStar Corp., Class A(1)	2,309,992	142,734,406
Gambling.com Group Ltd.(1)	177,284	1,547,689
Scholastic Corp.	616,966	15,831,348
		184,827,752
Metals and Mining — 2.5%
Alpha Metallurgical Resources, Inc.(1)	367,213	54,784,508
Ascent Industries Co.(1)	53,251	650,727
Caledonia Mining Corp. PLC	426,473	10,909,179
Century Aluminum Co.(1)	348,644	7,785,221
Coeur Mining, Inc.(1)	1,311,015	17,239,847
Commercial Metals Co.	1,077,000	62,110,590
Compass Minerals International, Inc.(1)	844,604	16,089,706
Ferroglobe PLC	587,954	2,457,648
Kaiser Aluminum Corp.	469,452	36,556,227
Materion Corp.	232,054	25,711,583
Metallus, Inc.(1)	1,288,247	21,165,898
Olympic Steel, Inc.	325,207	10,962,728
Ramaco Resources, Inc., Class A(1)	885,626	22,964,282
Ramaco Resources, Inc., Class B	197,337	3,206,726
188

Schedule of Investments - Avantis U.S. Small Cap Value ETF

	Shares	Value
Ryerson Holding Corp.	978,793	$22,316,481
SunCoke Energy, Inc.	3,136,302	24,212,252
Tredegar Corp.(1)	138,663	1,085,731
Warrior Met Coal, Inc.	1,573,681	96,214,856
Worthington Steel, Inc.	363,862	12,116,605
		448,540,795
Oil, Gas and Consumable Fuels — 9.3%
Amplify Energy Corp.(1)	1,152,353	4,690,077
Antero Midstream Corp.	1,334,645	23,743,335
Ardmore Shipping Corp.	1,444,513	16,785,241
Berry Corp.	2,271,859	7,588,009
California Resources Corp.	2,669,504	132,620,959
Centrus Energy Corp., Class A(1)(2)	365,991	73,831,364
Civitas Resources, Inc.	1,514,968	55,720,523
CNX Resources Corp.(1)	2,712,676	79,210,139
Comstock Resources, Inc.(1)(2)	1,983,664	31,996,500
Core Natural Resources, Inc.	1,135,284	84,306,190
Crescent Energy Co., Class A	5,270,257	50,278,252
CVR Energy, Inc.(1)	261,425	7,970,848
DHT Holdings, Inc.	4,203,401	49,263,860
Dorian LPG Ltd.	1,379,797	44,125,908
Epsilon Energy Ltd.	44,868	262,926
Evolution Petroleum Corp.	791,272	4,082,964
FutureFuel Corp.	610,937	2,370,436
Gran Tierra Energy, Inc.(1)(2)	1,266,040	5,203,424
Granite Ridge Resources, Inc.	2,132,076	11,854,343
Green Plains, Inc.(1)	31,667	351,820
HighPeak Energy, Inc.	803,877	6,189,853
International Seaways, Inc.	1,642,914	74,621,154
Kimbell Royalty Partners LP	2,411,337	33,686,378
Kosmos Energy Ltd.(1)	14,153,882	25,335,449
Magnolia Oil & Gas Corp., Class A	5,764,605	143,423,372
Matador Resources Co.	312,030	15,713,831
Murphy Oil Corp.	3,010,823	74,849,060
NACCO Industries, Inc., Class A	36,260	1,418,491
Navigator Holdings Ltd.(2)	128,939	2,074,628
Nordic American Tankers Ltd.	3,897,114	12,120,025
Northern Oil & Gas, Inc.	3,362,703	87,968,310
Par Pacific Holdings, Inc.(1)	965,706	33,452,056
Peabody Energy Corp.	3,690,163	64,208,836
Prairie Operating Co.(1)	12,734	32,472
PrimeEnergy Resources Corp.(1)(2)	11,757	1,778,481
REX American Resources Corp.(1)	338,171	21,159,359
Riley Exploration Permian, Inc.	461,077	13,491,113
SandRidge Energy, Inc.	979,507	11,597,363
Scorpio Tankers, Inc.	1,568,603	79,057,591
SFL Corp. Ltd.	2,893,958	23,527,879
SM Energy Co.	3,902,896	111,427,681
Talos Energy, Inc.(1)	4,680,246	46,240,830
Teekay Corp. Ltd.	2,005,613	16,446,027
Teekay Tankers Ltd., Class A	882,074	43,371,579
VAALCO Energy, Inc.	3,954,733	15,344,364
Vital Energy, Inc.(1)	687,438	12,250,145
189

Schedule of Investments - Avantis U.S. Small Cap Value ETF

	Shares	Value
Vitesse Energy, Inc.	744,974	$19,823,758
World Kinect Corp.	671,810	18,011,226
		1,694,878,429
Paper and Forest Products — 0.5%
Clearwater Paper Corp.(1)	403,095	8,694,759
Louisiana-Pacific Corp.	348,035	33,101,609
Mercer International, Inc.	917,595	3,055,591
Sylvamo Corp.	1,067,863	49,260,520
		94,112,479
Passenger Airlines — 2.3%
Alaska Air Group, Inc.(1)	2,503,797	157,188,376
Allegiant Travel Co.(1)	564,321	35,360,354
Frontier Group Holdings, Inc.(1)(2)	810,554	3,971,715
JetBlue Airways Corp.(1)	4,536,896	24,272,393
SkyWest, Inc.(1)	1,434,800	174,184,720
Sun Country Airlines Holdings, Inc.(1)	1,588,336	21,045,452
		416,023,010
Personal Care Products — 0.2%
Lifevantage Corp.	77,061	1,009,499
Medifast, Inc.(1)	183,638	2,576,441
Nature's Sunshine Products, Inc.(1)	320,782	5,405,177
Nu Skin Enterprises, Inc., Class A	1,151,358	14,012,027
USANA Health Sciences, Inc.(1)	210,677	6,722,703
		29,725,847
Pharmaceuticals — 0.7%
Amphastar Pharmaceuticals, Inc.(1)	80,109	2,452,938
Harmony Biosciences Holdings, Inc.(1)	1,293,591	47,720,572
Innoviva, Inc.(1)	1,819,123	37,164,683
Pacira BioSciences, Inc.(1)	975,979	26,029,360
SIGA Technologies, Inc.	1,054,801	8,849,780
Supernus Pharmaceuticals, Inc.(1)	310,967	14,030,831
		136,248,164
Professional Services — 0.6%
Alight, Inc., Class A	7,392,016	28,681,022
Clarivate PLC(1)	8,276,143	36,001,222
Conduent, Inc.(1)	2,296,672	6,384,748
Heidrick & Struggles International, Inc.	473,789	24,073,219
IBEX Holdings Ltd.(1)	274,736	8,112,954
Kelly Services, Inc., Class A	614,675	8,746,825
Kforce, Inc.	47,437	1,546,446
Resources Connection, Inc.	17,299	88,398
TrueBlue, Inc.(1)	453,322	2,706,333
		116,341,167
Real Estate Management and Development — 0.4%
AMREP Corp.(1)	4,357	93,545
Forestar Group, Inc.(1)	584,724	16,179,313
Howard Hughes Holdings, Inc.(1)	617,396	47,088,793
Opendoor Technologies, Inc.(1)(2)	2,050,965	9,126,794
RE/MAX Holdings, Inc., Class A(1)	63,804	601,034
Seaport Entertainment Group, Inc.(1)(2)	504	12,580
		73,102,059
Semiconductors and Semiconductor Equipment — 0.7%
Amkor Technology, Inc.	1,437,401	34,770,730
190

Schedule of Investments - Avantis U.S. Small Cap Value ETF

	Shares	Value
Axcelis Technologies, Inc.(1)	251,886	$20,160,956
Diodes, Inc.(1)	225,827	12,292,893
Penguin Solutions, Inc.(1)	920,080	22,201,530
Photronics, Inc.(1)	1,987,062	45,046,696
SkyWater Technology, Inc.(1)(2)	109,371	1,311,358
		135,784,163
Software — 0.7%
Cipher Mining, Inc.(1)(2)	1,412,866	10,794,296
CoreCard Corp.(1)	10,262	283,950
InterDigital, Inc.	51,271	13,930,843
MARA Holdings, Inc.(1)(2)	4,827,164	77,138,081
Pagaya Technologies Ltd., Class A(1)	714,302	26,343,458
Silvaco Group, Inc.(1)(2)	2,644	14,119
		128,504,747
Specialty Retail — 5.3%
Abercrombie & Fitch Co., Class A(1)	710,508	66,453,813
Academy Sports & Outdoors, Inc.	1,891,951	101,313,976
Advance Auto Parts, Inc.	1,118,712	68,230,245
American Eagle Outfitters, Inc.	5,761,547	74,554,418
Arhaus, Inc.(1)	499,015	5,853,446
Asbury Automotive Group, Inc.(1)	63,078	15,866,640
Buckle, Inc.	970,258	54,906,900
Build-A-Bear Workshop, Inc.	437,373	26,596,652
Caleres, Inc.	1,098,039	16,470,585
Designer Brands, Inc., Class A	1,004,443	3,726,484
Duluth Holdings, Inc., Class B(1)	73,355	166,516
Five Below, Inc.(1)	1,170,780	169,880,178
Foot Locker, Inc.(1)	1,562,681	38,598,221
Guess?, Inc.	1,010,473	16,986,051
Haverty Furniture Cos., Inc.	412,048	9,291,682
J Jill, Inc.	5,901	98,901
Lands' End, Inc.(1)	383,923	5,513,134
ODP Corp.(1)	927,133	18,783,715
PetMed Express, Inc.(1)(2)	19,125	58,714
Sally Beauty Holdings, Inc.(1)	693,262	9,608,611
Shoe Carnival, Inc.	507,512	10,607,001
Signet Jewelers Ltd.	1,321,904	116,393,647
Sonic Automotive, Inc., Class A	26,836	2,205,651
Sportsman's Warehouse Holdings, Inc.(1)	188,988	506,488
Tile Shop Holdings, Inc.(1)	241,026	1,496,771
Upbound Group, Inc.	150,088	3,813,736
Urban Outfitters, Inc.(1)	1,938,422	130,029,348
Victoria's Secret & Co.(1)	185,932	4,280,155
		972,291,679
Technology Hardware, Storage and Peripherals — 0.1%
Diebold Nixdorf, Inc.(1)	339,546	20,749,656
Textiles, Apparel and Luxury Goods — 1.8%
Carter's, Inc.	1,097,206	31,336,203
Columbia Sportswear Co.	881,054	49,092,329
Crocs, Inc.(1)	321,759	28,057,385
Ermenegildo Zegna NV(2)	310,182	2,617,936
Figs, Inc., Class A(1)	172	1,213
G-III Apparel Group Ltd.(1)	1,432,770	38,684,790
191

Schedule of Investments - Avantis U.S. Small Cap Value ETF

	Shares	Value
Movado Group, Inc.	343,798	$6,281,189
Oxford Industries, Inc.	486,072	21,411,472
PVH Corp.	1,039,748	87,671,551
Rocky Brands, Inc.	223,371	6,797,179
Steven Madden Ltd.	24,802	720,250
Superior Group of Cos., Inc.	332,556	4,369,786
Under Armour, Inc., Class A(1)	4,787,905	23,939,525
Under Armour, Inc., Class C(1)	2,949,603	14,512,047
Unifi, Inc.(1)	48,380	213,840
Vera Bradley, Inc.(1)	418,495	866,285
VF Corp.	1,103,762	16,699,919
		333,272,899
Trading Companies and Distributors — 4.0%
Air Lease Corp.	2,955,126	177,928,136
Alta Equipment Group, Inc.(2)	109,352	911,996
BlueLinx Holdings, Inc.(1)	251,196	20,751,301
Boise Cascade Co.	1,099,967	95,697,129
DNOW, Inc.(1)	1,738,268	27,812,288
GATX Corp.	986,468	166,032,429
Global Industrial Co.	4,281	159,810
Herc Holdings, Inc.	731,179	95,630,901
Hudson Technologies, Inc.(1)	1,009,433	10,255,839
Karat Packaging, Inc.	210,312	5,316,687
MRC Global, Inc.(1)	2,425,484	36,576,299
NPK International, Inc.(1)	2,369,867	24,646,617
Rush Enterprises, Inc., Class A	884,067	50,745,446
Rush Enterprises, Inc., Class B	96,666	5,610,495
Titan Machinery, Inc.(1)	294,658	5,893,160
		723,968,533
Wireless Telecommunication Services — 0.8%
Array Digital Infrastructure, Inc.	382,356	20,582,223
Telephone & Data Systems, Inc.	3,223,685	129,237,532
		149,819,755
TOTAL COMMON STOCKS (Cost $16,624,807,390)		18,241,425,157
RIGHTS — 0.0%
Biotechnology — 0.0%
Cargo Therapeutics, Inc.(1)	54,092	4,923
Software — 0.0%
Gen Digital, Inc.(1)	21,590	200,571
TOTAL RIGHTS (Cost $89,123)		205,494
SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	14,608,863	14,608,863
State Street Navigator Securities Lending Government Money Market Portfolio(3)	59,618,068	59,618,068
TOTAL SHORT-TERM INVESTMENTS (Cost $74,226,931)		74,226,931
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $16,699,123,444)		18,315,857,582
OTHER ASSETS AND LIABILITIES — (0.2)%		(43,472,940)
TOTAL NET ASSETS — 100.0%		$18,272,384,642

192

Schedule of Investments - Avantis U.S. Small Cap Value ETF

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $169,517,492. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $174,770,271, which includes securities collateral of $115,152,203.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 1.

See Notes to Financial Statements.

193

Statements of Assets and Liabilities

AUGUST 31, 2025
	Avantis Inflation Focused Equity ETF	Avantis Real Estate ETF
Assets
Investment securities, at value	$6,251,180	$645,619,520
Investment made with cash collateral received for securities on loan, at value	10,450	8,672,061
Cash	—	29,024
Foreign currency holdings, at value	—	553,712
Receivable for investments sold	—	456
Receivable for capital shares sold	—	3,595,848
Dividends and interest receivable	13,892	1,390,575
Securities lending receivable	9	4,233
	6,275,531	659,865,429

Liabilities
Payable for collateral received for securities on loan	10,450	8,672,061
Payable for investments purchased	—	3,693,508
Accrued management fees	1,290	89,298
Accrued foreign taxes	—	147,262
	11,740	12,602,129

Net Assets	$6,263,791	$647,263,300

Shares outstanding (unlimited number of shares authorized)	100,000	14,400,000

Net Asset Value Per Share	$62.64	$44.95

Net Assets Consist of:
Capital paid in	$6,377,962	$632,182,726
Distributable earnings (loss)	(114,171)	15,080,574
	$6,263,791	$647,263,300

Investment securities, at cost	$6,259,425	$630,855,617
Investment securities on loan, at value	$29,355	$16,104,529
Investment made with cash collateral received for securities on loan, at cost	$10,450	$8,672,061
Foreign currency holdings, at cost	—	$552,578

See Notes to Financial Statements.
194

Statements of Assets and Liabilities

AUGUST 31, 2025
	Avantis Responsible U.S. Equity ETF	Avantis U.S. Equity ETF
Assets
Investment securities, at value	$411,565,806	$9,456,045,922
Investment made with cash collateral received for securities on loan, at value	332,366	3,723,179
Cash	31,190	91
Dividends and interest receivable	361,304	10,853,796
Securities lending receivable	172	4,568
	412,290,838	9,470,627,556

Liabilities
Payable for collateral received for securities on loan	332,366	3,723,179
Accrued management fees	51,464	1,179,678
	383,830	4,902,857

Net Assets	$411,907,008	$9,465,724,699

Shares outstanding (unlimited number of shares authorized)	5,730,000	89,250,000

Net Asset Value Per Share	$71.89	$106.06

Net Assets Consist of:
Capital paid in	$312,650,743	$7,182,079,057
Distributable earnings (loss)	99,256,265	2,283,645,642
	$411,907,008	$9,465,724,699

Investment securities, at cost	$310,224,159	$7,091,651,225
Investment securities on loan, at value	$682,567	$17,281,947
Investment made with cash collateral received for securities on loan, at cost	$332,366	$3,723,179

See Notes to Financial Statements.
195

Statements of Assets and Liabilities

AUGUST 31, 2025
	Avantis U.S. Large Cap Equity ETF	Avantis U.S. Large Cap Value ETF
Assets
Investment securities, at value	$695,108,673	$8,188,034,876
Investment made with cash collateral received for securities on loan, at value	333,440	—
Cash	42,010	14,087
Receivable for capital shares sold	—	12,897,162
Dividends and interest receivable	784,546	12,535,083
Securities lending receivable	246	146
	696,268,915	8,213,481,354

Liabilities
Payable for collateral received for securities on loan	333,440	—
Payable for investments purchased	—	12,697,402
Accrued management fees	87,613	1,020,645
	421,053	13,718,047

Net Assets	$695,847,862	$8,199,763,307

Shares outstanding (unlimited number of shares authorized)	9,360,000	114,440,000

Net Asset Value Per Share	$74.34	$71.65

Net Assets Consist of:
Capital paid in	$553,411,508	$7,406,762,140
Distributable earnings (loss)	142,436,354	793,001,167
	$695,847,862	$8,199,763,307

Investment securities, at cost	$574,157,998	$7,214,998,635
Investment securities on loan, at value	$731,525	—
Investment made with cash collateral received for securities on loan, at cost	$333,440	—

See Notes to Financial Statements.
196

Statements of Assets and Liabilities

AUGUST 31, 2025
	Avantis U.S. Mid Cap Equity ETF	Avantis U.S. Mid Cap Value ETF
Assets
Investment securities, at value	$207,704,327	$264,123,449
Investment made with cash collateral received for securities on loan, at value	60,795	44,709
Receivable for capital shares sold	1,386,334	—
Dividends and interest receivable	243,082	294,581
Securities lending receivable	217	26
	209,394,755	264,462,765

Liabilities
Payable for collateral received for securities on loan	60,795	44,709
Payable for investments purchased	1,352,464	199,418
Accrued management fees	31,380	44,104
	1,444,639	288,231

Net Assets	$207,950,116	$264,174,534

Shares outstanding (unlimited number of shares authorized)	3,000,000	3,820,000

Net Asset Value Per Share	$69.32	$69.16

Net Assets Consist of:
Capital paid in	$197,777,144	$248,837,738
Distributable earnings (loss)	10,172,972	15,336,796
	$207,950,116	$264,174,534

Investment securities, at cost	$195,500,685	$241,099,671
Investment securities on loan, at value	$481,602	$43,796
Investment made with cash collateral received for securities on loan, at cost	$60,795	$44,709

See Notes to Financial Statements.
197

Statements of Assets and Liabilities

AUGUST 31, 2025
	Avantis U.S. Quality ETF	Avantis U.S. Small Cap Equity ETF
Assets
Investment securities, at value	$149,689,500	$1,891,381,161
Investment made with cash collateral received for securities on loan, at value	135,588	24,843,292
Cash	8	98,844
Receivable for capital shares sold	—	8,549,790
Dividends and interest receivable	59,046	1,593,519
Securities lending receivable	43	22,109
	149,884,185	1,926,488,715

Liabilities
Payable for collateral received for securities on loan	135,588	24,843,292
Payable for investments purchased	—	8,315,695
Accrued management fees	19,577	380,671
	155,165	33,539,658

Net Assets	$149,729,020	$1,892,949,057

Shares outstanding (unlimited number of shares authorized)	2,631,882	33,210,000

Net Asset Value Per Share	$56.89	$57.00

Net Assets Consist of:
Capital paid in	$111,925,169	$1,870,188,406
Distributable earnings (loss)	37,803,851	22,760,651
	$149,729,020	$1,892,949,057

Investment securities, at cost	$130,739,509	$1,810,851,753
Investment securities on loan, at value	$133,617	$40,291,251
Investment made with cash collateral received for securities on loan, at cost	$135,588	$24,843,292

See Notes to Financial Statements.

198

Statements of Assets and Liabilities

AUGUST 31, 2025
Avantis U.S. Small Cap Value ETF
Assets
Investment securities, at value	$18,256,239,514
Investment made with cash collateral received for securities on loan, at value	59,618,068
Cash	179,842
Receivable for investments sold	29,186
Dividends and interest receivable	19,547,278
Securities lending receivable	63,489
18,335,677,377

Liabilities
Payable for collateral received for securities on loan	59,618,068
Accrued management fees	3,674,667
63,292,735

Net Assets	$18,272,384,642

Shares outstanding (unlimited number of shares authorized)	183,100,000

Net Asset Value Per Share	$99.79

Net Assets Consist of:
Capital paid in	$17,193,250,946
Distributable earnings (loss)	1,079,133,696
$18,272,384,642

Investment securities, at cost	$16,639,505,376
Investment securities on loan, at value	$169,517,492
Investment made with cash collateral received for securities on loan, at cost	$59,618,068

See Notes to Financial Statements.
199

Statements of Operations

YEAR ENDED AUGUST 31, 2025
	Avantis Inflation Focused Equity ETF	Avantis Real Estate ETF
Investment Income (Loss)
Income:
Dividends	$116,584	$20,833,513
Interest	633	42,679
Securities lending, net	89	23,169
Less foreign taxes withheld	—	(912,481)
	117,306	19,986,880

Expenses:
Management fees	13,014	951,621
Other expenses	—	183
	13,014	951,804

Net investment income (loss)	104,292	19,035,076

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions*	230,184	9,193,580
Foreign currency translation transactions	—	42,650
	230,184	9,236,230

Change in net unrealized appreciation (depreciation) on:
Investments**	(474,990)	(18,850,219)
Translation of assets and liabilities in foreign currencies	—	(19,276)
	(474,990)	(18,869,495)

Net realized and unrealized gain (loss)	(244,806)	(9,633,265)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(140,514)	$9,401,811
*Net of foreign tax expenses paid (refunded)	$—	$(227)
**Includes (increase) decrease in accrued foreign taxes	$—	$(103,412)

See Notes to Financial Statements.
200

Statements of Operations

YEAR ENDED AUGUST 31, 2025
	Avantis Responsible U.S. Equity ETF	Avantis U.S. Equity ETF
Investment Income (Loss)
Income:
Dividends	$4,704,208	$117,159,873
Interest	20,711	286,156
Securities lending, net	2,765	75,850
Less foreign taxes withheld	(2,137)	(30,008)
	4,725,547	117,491,871

Expenses:
Management fees	512,061	11,992,823

Net investment income (loss)	4,213,486	105,499,048

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	4,944,708	179,278,186
Change in net unrealized appreciation (depreciation) on investments	37,863,936	864,070,263

Net realized and unrealized gain (loss)	42,808,644	1,043,348,449

Net Increase (Decrease) in Net Assets Resulting from Operations	$47,022,130	$1,148,847,497

See Notes to Financial Statements.
201

Statements of Operations

YEAR ENDED AUGUST 31, 2025
	Avantis U.S. Large Cap Equity ETF	Avantis U.S. Large Cap Value ETF
Investment Income (Loss)
Income:
Dividends	$7,320,886	$116,050,051
Interest	21,751	235,121
Securities lending, net	1,364	3,784
Less foreign taxes withheld	(1,357)	—
	7,342,644	116,288,956

Expenses:
Management fees	788,445	9,073,193
Trustees' fees and expenses	10,380	—
Other expenses	31	—
	798,856	9,073,193

Net investment income (loss)	6,543,788	107,215,763

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	15,280,061	241,133,216

Change in net unrealized appreciation (depreciation) on:
Investments	70,840,296	485,792,492
Translation of assets and liabilities in foreign currencies	(4)	—
	70,840,292	485,792,492

Net realized and unrealized gain (loss)	86,120,353	726,925,708

Net Increase (Decrease) in Net Assets Resulting from Operations	$92,664,141	$834,141,471

See Notes to Financial Statements.
202

Statements of Operations

YEAR ENDED AUGUST 31, 2025
	Avantis U.S. Mid Cap Equity ETF	Avantis U.S. Mid Cap Value ETF
Investment Income (Loss)
Income:
Dividends	$2,299,278	$2,612,131
Interest	7,430	7,180
Securities lending, net	1,092	181
Less foreign taxes withheld	(470)	(925)
	2,307,330	2,618,567

Expenses:
Management fees	269,054	292,195
Trustees' fees and expenses	2,920	2,846
	271,974	295,041

Net investment income (loss)	2,035,356	2,323,526

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	6,270,027	310,304
Change in net unrealized appreciation (depreciation) on investments	7,842,465	19,097,584

Net realized and unrealized gain (loss)	14,112,492	19,407,888

Net Increase (Decrease) in Net Assets Resulting from Operations	$16,147,848	$21,731,414

See Notes to Financial Statements.
203

Statements of Operations

YEAR ENDED AUGUST 31, 2025 (EXCEPT AS NOTED)
	Avantis U.S. Quality ETF(1)	Avantis U.S. Small Cap Equity ETF
Investment Income (Loss)
Income:
Dividends	$427,396	$24,110,008
Interest	3,848	92,613
Securities lending, net	123	380,234
Less foreign taxes withheld	(1,345)	(22,648)
	430,022	24,560,207

Expenses:
Management fees	88,686	3,729,580
Trustees' fees and expenses	1,101	—
	89,787	3,729,580

Net investment income (loss)	340,235	20,830,627

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	302,117	101,606,769
Change in net unrealized appreciation (depreciation) on investments	18,949,991	1,460,444

Net realized and unrealized gain (loss)	19,252,108	103,067,213

Net Increase (Decrease) in Net Assets Resulting from Operations	$19,592,343	$123,897,840

(1)March 25, 2025 (fund inception) through August 31, 2025.

See Notes to Financial Statements.
204

Statements of Operations

YEAR ENDED AUGUST 31, 2025
Avantis U.S. Small Cap Value ETF
Investment Income (Loss)
Income:
Dividends	$327,341,895
Interest	754,706
Securities lending, net	547,357
Less foreign taxes withheld	(492,547)
328,151,411

Expenses:
Management fees	38,129,751
Other expenses	283
38,130,034

Net investment income (loss)	290,021,377

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	607,531,781
Change in net unrealized appreciation (depreciation) on investments	94,633,270

Net realized and unrealized gain (loss)	702,165,051

Net Increase (Decrease) in Net Assets Resulting from Operations	$992,186,428

See Notes to Financial Statements.
205

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2025 AND AUGUST 31, 2024
	Avantis Inflation Focused Equity ETF		Avantis Real Estate ETF
Increase (Decrease) in Net Assets	August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024
Operations
Net investment income (loss)	$104,292	$83,639	$19,035,076	$14,864,482
Net realized gain (loss)	230,184	6,532	9,236,230	2,843,852
Change in net unrealized appreciation (depreciation)	(474,990)	623,103	(18,869,495)	63,748,306
Net increase (decrease) in net assets resulting from operations	(140,514)	713,274	9,401,811	81,456,640

Distributions to Shareholders
From earnings	(99,024)	(63,990)	(21,275,664)	(14,720,404)

Capital Share Transactions
Proceeds from shares sold	2,459,012	1,178,180	126,220,936	185,428,114
Payments for shares redeemed	(1,224,006)	—	(25,657,694)	(34,182,974)
Other capital	—	—	10,535	21,874
Net increase (decrease) in net assets from capital share transactions	1,235,006	1,178,180	100,573,777	151,267,014

Net increase (decrease) in net assets	995,468	1,827,464	88,699,924	218,003,250

Net Assets
Beginning of period	5,268,323	3,440,859	558,563,376	340,560,126
End of period	$6,263,791	$5,268,323	$647,263,300	$558,563,376

Transactions in Shares of the Funds
Sold	40,000	20,000	2,880,000	4,520,000
Redeemed	(20,000)	—	(560,000)	(840,000)
Net increase (decrease) in shares of the funds	20,000	20,000	2,320,000	3,680,000

See Notes to Financial Statements.
206

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2025 AND AUGUST 31, 2024
	Avantis Responsible U.S. Equity ETF		Avantis U.S. Equity ETF
Increase (Decrease) in Net Assets	August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024
Operations
Net investment income (loss)	$4,213,486	$3,063,884	$105,499,048	$85,858,250
Net realized gain (loss)	4,944,708	639,586	179,278,186	136,294,584
Change in net unrealized appreciation (depreciation)	37,863,936	49,057,621	864,070,263	1,093,578,289
Net increase (decrease) in net assets resulting from operations	47,022,130	52,761,091	1,148,847,497	1,315,731,123

Distributions to Shareholders
From earnings	(4,225,884)	(2,829,198)	(103,037,118)	(80,770,101)

Capital Share Transactions
Proceeds from shares sold	95,886,123	78,026,880	1,893,642,114	1,546,263,933
Payments for shares redeemed	(18,000,123)	(5,529,948)	(600,469,947)	(330,087,039)
Net increase (decrease) in net assets from capital share transactions	77,886,000	72,496,932	1,293,172,167	1,216,176,894

Net increase (decrease) in net assets	120,682,246	122,428,825	2,338,982,546	2,451,137,916

Net Assets
Beginning of period	291,224,762	168,795,937	7,126,742,153	4,675,604,237
End of period	$411,907,008	$291,224,762	$9,465,724,699	$7,126,742,153

Transactions in Shares of the Funds
Sold	1,470,000	1,380,000	19,650,000	18,750,000
Redeemed	(270,000)	(90,000)	(6,330,000)	(3,750,000)
Net increase (decrease) in shares of the funds	1,200,000	1,290,000	13,320,000	15,000,000

See Notes to Financial Statements.
207

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2025 AND AUGUST 31, 2024 (EXCEPT AS NOTED)
	Avantis U.S. Large Cap Equity ETF		Avantis U.S. Large Cap Value ETF
Increase (Decrease) in Net Assets	August 31, 2025	August 31, 2024(1)	August 31, 2025	August 31, 2024
Operations
Net investment income (loss)	$6,543,788	$3,020,588	$107,215,763	$52,369,659
Net realized gain (loss)	15,280,061	8,440,130	241,133,216	64,228,215
Change in net unrealized appreciation (depreciation)	70,840,292	50,110,383	485,792,492	409,129,249
Net increase (decrease) in net assets resulting from operations	92,664,141	61,571,101	834,141,471	525,727,123

Distributions to Shareholders
From earnings	(5,706,434)	(2,163,216)	(97,350,366)	(43,284,668)

Capital Share Transactions
Proceeds from shares sold	277,994,438	409,137,056	4,896,842,894	2,827,115,786
Payments for shares redeemed	(65,272,174)	(72,377,050)	(1,782,120,784)	(445,254,812)
Net increase (decrease) in net assets from capital share transactions	212,722,264	336,760,006	3,114,722,110	2,381,860,974

Net increase (decrease) in net assets	299,679,971	396,167,891	3,851,513,215	2,864,303,429

Net Assets
Beginning of period	396,167,891	—	4,348,250,092	1,483,946,663
End of period	$695,847,862	$396,167,891	$8,199,763,307	$4,348,250,092

Transactions in Shares of the Funds
Sold	4,240,000	7,400,000	73,900,000	46,840,000
Redeemed	(980,000)	(1,300,000)	(26,240,000)	(7,220,000)
Net increase (decrease) in shares of the funds	3,260,000	6,100,000	47,660,000	39,620,000
(1)September 26, 2023 (fund inception) through August 31, 2024.

See Notes to Financial Statements.
208

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2025 AND AUGUST 31, 2024 (EXCEPT AS NOTED)
	Avantis U.S. Mid Cap Equity ETF		Avantis U.S. Mid Cap Value ETF
Increase (Decrease) in Net Assets	August 31, 2025	August 31, 2024(1)	August 31, 2025	August 31, 2024(1)
Operations
Net investment income (loss)	$2,035,356	$346,182	$2,323,526	$299,867
Net realized gain (loss)	6,270,027	1,064,423	310,304	(306,223)
Change in net unrealized appreciation (depreciation)	7,842,465	4,361,177	19,097,584	3,926,194
Net increase (decrease) in net assets resulting from operations	16,147,848	5,771,782	21,731,414	3,919,838

Distributions to Shareholders
From earnings	(1,700,996)	(191,362)	(1,842,952)	(181,080)

Capital Share Transactions
Proceeds from shares sold	137,377,304	98,629,782	208,608,118	67,847,418
Payments for shares redeemed	(40,771,260)	(7,312,982)	(35,908,222)	—
Net increase (decrease) in net assets from capital share transactions	96,606,044	91,316,800	172,699,896	67,847,418

Net increase (decrease) in net assets	111,052,896	96,897,220	192,588,358	71,586,176

Net Assets
Beginning of period	96,897,220	—	71,586,176	—
End of period	$207,950,116	$96,897,220	$264,174,534	$71,586,176

Transactions in Shares of the Funds
Sold	2,100,000	1,660,000	3,220,000	1,140,000
Redeemed	(640,000)	(120,000)	(540,000)	—
Net increase (decrease) in shares of the funds	1,460,000	1,540,000	2,680,000	1,140,000
(1)November 7, 2023 (fund inception) through August 31, 2024.

See Notes to Financial Statements.
209

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2025 AND AUGUST 31, 2024 (EXCEPT AS NOTED)
	Avantis U.S. Quality ETF	Avantis U.S. Small Cap Equity ETF
Increase (Decrease) in Net Assets	August 31, 2025(1)	August 31, 2025	August 31, 2024
Operations
Net investment income (loss)	$340,235	$20,830,627	$12,144,436
Net realized gain (loss)	302,117	101,606,769	71,095,910
Change in net unrealized appreciation (depreciation)	18,949,991	1,460,444	65,513,362
Net increase (decrease) in net assets resulting from operations	19,592,343	123,897,840	148,753,708

Distributions to Shareholders
From earnings	(244,329)	(17,786,844)	(10,112,322)

Capital Share Transactions
Proceeds from shares sold	224,287,560	927,654,579	1,011,899,700
Payments for shares redeemed	(93,906,554)	(453,654,129)	(287,463,993)
Net increase (decrease) in net assets from capital share transactions	130,381,006	474,000,450	724,435,707

Net increase (decrease) in net assets	149,729,020	580,111,446	863,077,093

Net Assets
Beginning of period	—	1,312,837,611	449,760,518
End of period	$149,729,020	$1,892,949,057	$1,312,837,611

Transactions in Shares of the Funds
Sold	4,451,882	17,700,000	20,160,000
Redeemed	(1,820,000)	(8,610,000)	(5,670,000)
Net increase (decrease) in shares of the funds	2,631,882	9,090,000	14,490,000

(1)March 25, 2025 (fund inception) through August 31, 2025.

See Notes to Financial Statements.
210

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2025 AND AUGUST 31, 2024
	Avantis U.S. Small Cap Value ETF
Increase (Decrease) in Net Assets	August 31, 2025	August 31, 2024
Operations
Net investment income (loss)	$290,021,377	$181,122,097
Net realized gain (loss)	607,531,781	469,999,411
Change in net unrealized appreciation (depreciation)	94,633,270	1,190,318,532
Net increase (decrease) in net assets resulting from operations	992,186,428	1,841,440,040

Distributions to Shareholders
From earnings	(256,561,170)	(162,318,430)

Capital Share Transactions
Proceeds from shares sold	6,764,099,546	6,337,115,946
Payments for shares redeemed	(2,414,015,040)	(1,650,011,854)
Net increase (decrease) in net assets from capital share transactions	4,350,084,506	4,687,104,092

Net increase (decrease) in net assets	5,085,709,764	6,366,225,702

Net Assets
Beginning of period	13,186,674,878	6,820,449,176
End of period	$18,272,384,642	$13,186,674,878

Transactions in Shares of the Funds
Sold	71,560,000	71,760,000
Redeemed	(25,940,000)	(18,280,000)
Net increase (decrease) in shares of the funds	45,620,000	53,480,000

See Notes to Financial Statements.
211

Notes to Financial Statements

AUGUST 31, 2025

1. Organization

American Century ETF Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Delaware statutory trust. The financial statements herein relate to the following funds offered by the trust.

Fund Name	Ticker	Exchange
Avantis Inflation Focused Equity ETF	AVIE	NYSE Arca, Inc.
Avantis Real Estate ETF	AVRE	NYSE Arca, Inc.
Avantis Responsible U.S. Equity ETF	AVSU	NYSE Arca, Inc.
Avantis U.S. Equity ETF	AVUS	NYSE Arca, Inc.
Avantis U.S. Large Cap Equity ETF	AVLC	NYSE Arca, Inc.
Avantis U.S. Large Cap Value ETF	AVLV	NYSE Arca, Inc.
Avantis U.S. Mid Cap Equity ETF	AVMC	NYSE Arca, Inc.
Avantis U.S. Mid Cap Value ETF	AVMV	NYSE Arca, Inc.
Avantis U.S. Quality ETF	AVUQ	The Nasdaq Stock Market LLC
Avantis U.S. Small Cap Equity ETF	AVSC	NYSE Arca, Inc.
Avantis U.S. Small Cap Value ETF	AVUV	NYSE Arca, Inc.
Avantis U.S. Quality ETF incepted on March 25, 2025.

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund's investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that
212

could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. The Schedule of Investments provides additional information on a fund's level classifications.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. A fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.  Certain countries impose taxes on realized gains on the sale of securities registered in their country. A fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. A fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes a fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, a fund may experience delays in recovery of the loaned securities or delays in access to collateral, or a fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, a fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end,
213

if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities, and the remaining contractual maturities of any securities lending transactions are considered overnight and continuous.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.

The annual management fee is as follows:

Annual Management Fee
Avantis Inflation Focused Equity ETF	0.25%
Avantis Real Estate ETF	0.17%
Avantis Responsible U.S. Equity ETF	0.15%
Avantis U.S. Equity ETF	0.15%
Avantis U.S. Large Cap Equity ETF	0.15%
Avantis U.S. Large Cap Value ETF	0.15%
Avantis U.S. Mid Cap Equity ETF	0.18%
Avantis U.S. Mid Cap Value ETF	0.20%
Avantis U.S. Quality ETF	0.15%
Avantis U.S. Small Cap Equity ETF	0.25%
Avantis U.S. Small Cap Value ETF	0.25%

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the funds. The trustees receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Related Party Ownership — A related party, including other funds advised by American Century Investments, may own outstanding shares of a fund. Related parties do not invest in a fund for the purpose of exercising management or control. As of period end, related parties with ownership of 5% or more of the outstanding shares of a fund are as follows:

	Related Party	% of Outstanding Shares
Avantis U.S. Mid Cap Value ETF	American Century ETF Trust	8%

Interfund Transactions — A fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Investment transactions, excluding short-term investments and in kind transactions, for the period ended August 31, 2025 were as follows:

	Avantis Inflation Focused Equity ETF	Avantis Real Estate ETF	Avantis Responsible U.S. Equity ETF	Avantis U.S. Equity ETF	Avantis U.S. Large Cap Equity ETF
Purchases	$237,188	$43,375,933	$14,734,044	$293,873,421	$26,599,365
Sales	$181,742	$1,599,677	$4,319,535	$153,870,599	$6,612,851

	Avantis U.S. Large Cap Value ETF	Avantis U.S. Mid Cap Equity ETF	Avantis U.S. Mid Cap Value ETF	Avantis U.S. Quality ETF(1)	Avantis U.S. Small Cap Equity ETF	Avantis U.S. Small Cap Value ETF
Purchases	$637,569,005	$22,113,826	$51,685,397	$21,454,965	$144,092,860	$1,594,493,092
Sales	$454,849,754	$12,155,907	$41,886,302	$6,646,225	$69,014,674	$847,542,124
(1)March 25, 2025 (fund inception) through August 31, 2025.
214

Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended August 31, 2025 were as follows:

	In kind Subscriptions	In kind Redemptions	In kind Net Realized Gain/(Loss)*
Avantis Inflation Focused Equity ETF	$2,440,195	$1,213,160	$247,628
Avantis Real Estate ETF	$85,394,649	$25,315,813	$6,383,660
Avantis Responsible U.S. Equity ETF	$85,947,316	$17,740,418	$5,871,516
Avantis U.S. Equity ETF	$1,766,083,609	$591,781,589	$237,830,067
Avantis U.S. Large Cap Equity ETF	$257,355,576	$63,268,573	$16,999,256
Avantis U.S. Large Cap Value ETF	$4,713,157,618	$1,777,047,764	$367,424,507
Avantis U.S. Mid Cap Equity ETF	$125,229,958	$37,915,263	$8,419,533
Avantis U.S. Mid Cap Value ETF	$198,638,570	$34,522,073	$8,058,169
Avantis U.S. Quality ETF(1)	$210,294,535	$94,756,962	$944,609
Avantis U.S. Small Cap Equity ETF	$894,061,048	$446,750,035	$141,539,800
Avantis U.S. Small Cap Value ETF	$6,430,615,731	$2,400,701,879	$854,463,209
*Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.
(1)March 25, 2025 (fund inception) through August 31, 2025.

5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statement of Changes in Net Assets.

6. Risk Factors

The overall risk profile of a fund will be impacted by the fund’s investment strategy, including the investment vehicles and techniques utilized to manage a portfolio. The net asset value of a fund will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

7. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2025 and August 31, 2024 (except as noted) were as follows:
	2025		2024
	Distributions Paid From:		Distributions Paid From:
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Avantis Inflation Focused Equity ETF	$99,024	—	$63,990	—
Avantis Real Estate ETF	$21,275,664	—	$14,720,404	—
Avantis Responsible U.S. Equity ETF	$4,225,884	—	$2,829,198	—
Avantis U.S. Equity ETF	$103,037,118	—	$80,770,101	—
Avantis U.S. Large Cap Equity ETF	$5,706,434	—	$ 2,163,216(1)	—(1)
Avantis U.S. Large Cap Value ETF	$97,350,366	—	$43,284,668	—
Avantis U.S. Mid Cap Equity ETF	$1,700,996	—	$ 191,362(2)	—(2)
Avantis U.S. Mid Cap Value ETF	$1,842,952	—	$ 181,080(2)	—(2)
Avantis U.S. Quality ETF	$ 244,329(3)	—(3)	N/A	N/A
Avantis U.S. Small Cap Equity ETF	$17,786,844	—	$10,112,322	—
Avantis U.S. Small Cap Value ETF	$256,561,170	—	$162,318,430	—
(1)September 26, 2023 (fund inception) through August 31, 2024.
(2)November 7, 2023 (fund inception) through August 31, 2024.
(3)March 25, 2025 (fund inception) through August 31, 2025.

215

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

The reclassifications, which are primarily due to in kind transactions, were as follows:

	Avantis Inflation Focused Equity ETF	Avantis Real Estate ETF	Avantis Responsible U.S. Equity ETF	Avantis U.S. Equity ETF	Avantis U.S. Large Cap Equity ETF	Avantis U.S. Large Cap Value ETF
Capital paid in	$257,975	$6,125,787	$5,710,636	$241,491,151	$33,501,395	$376,806,271
Distributable earnings (loss)	$(257,975)	$(6,125,787)	$(5,710,636)	$(241,491,151)	$(33,501,395)	$(376,806,271)

	Avantis U.S. Mid Cap Equity ETF	Avantis U.S. Mid Cap Value ETF	Avantis U.S. Quality ETF	Avantis U.S. Small Cap Equity ETF	Avantis U.S. Small Cap Value ETF
Capital paid in	$8,628,811	8,290,424	$(18,455,837)	$143,787,642	$866,392,936
Distributable earnings (loss)	$(8,628,811)	(8,290,424)	$18,455,837	$(143,787,642)	$(866,392,936)

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	Avantis Inflation Focused Equity ETF	Avantis Real Estate ETF	Avantis Responsible U.S. Equity ETF	Avantis U.S. Equity ETF
Federal tax cost of investments	$6,268,321	$643,388,440	$310,533,562	$7,097,303,950
Gross tax appreciation of investments	$622,545	$49,992,915	$114,890,010	$2,698,026,710
Gross tax depreciation of investments	(629,236)	(39,089,774)	(13,525,400)	(335,561,559)
Net tax appreciation (depreciation) of investments	(6,691)	10,903,141	101,364,610	2,362,465,151
Net tax appreciation ( depreciation) on derivatives and translation of assets and liabilities in foreign currencies	—	(139,100)	—	—
Net tax appreciation (depreciation)	$(6,691)	$10,764,041	$101,364,610	$2,362,465,151
Undistributed ordinary income	$10,674	$7,538,712	$759,006	$17,594,885
Accumulated short-term capital losses	$(115,929)	$(3,038,266)	$(1,104,799)	$(26,504,044)
Accumulated long-term capital losses	$(2,225)	$(183,913)	$(1,762,552)	$(69,910,350)

	Avantis U.S. Large Cap Equity ETF	Avantis U.S. Large Cap Value ETF	Avantis U.S. Mid Cap Equity ETF	Avantis U.S. Mid Cap Value ETF
Federal tax cost of investments	$551,331,069	$7,215,019,246	$195,602,057	$241,164,434
Gross tax appreciation of investments	$157,011,255	$1,208,697,194	$22,342,390	$30,048,814
Gross tax depreciation of investments	(12,900,211)	(235,681,564)	(10,179,325)	(7,045,090)
Net tax appreciation (depreciation) of investments	$144,111,044	$973,015,630	$12,163,065	$23,003,724
Undistributed ordinary income	$824,585	$12,922,198	$285,324	$361,229
Accumulated short-term capital losses	$(1,725,412)	$(119,303,214)	$(2,136,883)	$(7,411,832)
Accumulated long-term capital losses	$(773,863)	$(73,633,447)	$(138,534)	$(616,325)

	Avantis U.S. Quality ETF	Avantis U.S. Small Cap Equity ETF	Avantis U.S. Small Cap Value ETF
Federal tax cost of investments	$111,734,446	$1,837,154,391	$16,702,895,808
Gross tax appreciation of investments	$39,267,765	$258,237,858	$3,137,135,932
Gross tax depreciation of investments	(1,177,123)	(179,167,796)	(1,524,174,158)
Net tax appreciation (depreciation) of investments	$38,090,642	$79,070,062	$1,612,961,774
Undistributed ordinary income	$64,966	$4,261,935	$60,071,188
Accumulated short-term capital losses	$(304,217)	$(39,427,133)	$(310,480,577)
Accumulated long-term capital losses	$(47,540)	$(21,144,213)	$(283,418,689)

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies, return of capital dividends received, in kind transactions and tax deferral of losses on wash sales.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
216

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Inflation Focused Equity ETF
2025	$65.85	1.24	(3.21)	(1.97)	(1.24)	$62.64	(2.98)%	0.25%	2.00%	3%	$6,264
2024	$57.35	1.18	8.22	9.40	(0.90)	$65.85	16.56%	0.25%	1.95%	2%	$5,268
2023(4)	$49.39	1.14	8.79	9.93	(1.97)	$57.35	20.37%	0.25%	2.19%	7%	$3,441

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)September 27, 2022 (fund inception) through August 31, 2023.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Real Estate ETF
2025	$46.24	1.49	(1.05)	0.44	(1.73)	0.00(4)	$44.95	1.00%	0.17%	3.40%	0%	$647,263
2024	$40.54	1.48	5.74	7.22	(1.52)	0.00(4)	$46.24	18.38%	0.17%	3.60%	2%	$558,563
2023	$44.99	1.44	(4.61)	(3.17)	(1.29)	0.01	$40.54	(7.04)%	0.17%	3.48%	5%	$340,560
2022(5)	$50.00	1.40	(5.82)	(4.42)	(0.64)	0.05	$44.99	(8.86)%	0.17%	3.17%	7%	$143,966

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Per-share amount was less than $0.005.
(5)September 28, 2021 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Responsible U.S. Equity ETF
2025	$64.29	0.82	7.62	8.44	(0.84)	$71.89	13.24%	0.15%	1.23%	1%	$411,907
2024	$52.10	0.77	12.14	12.91	(0.72)	$64.29	24.98%	0.15%	1.33%	3%	$291,225
2023	$46.60	0.76	5.36	6.12	(0.62)	$52.10	13.27%	0.15%	1.55%	4%	$168,796
2022(4)	$50.45	0.36	(4.07)	(3.71)	(0.14)	$46.60	(7.32)%	0.15%	1.61%	3%	$32,156

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)March 15, 2022 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis U.S. Equity ETF
2025	$93.86	1.28	12.19	13.47	(1.27)	$106.06	14.49%	0.15%	1.32%	2%	$9,465,725
2024	$76.74	1.22	17.07	18.29	(1.17)	$93.86	24.05%	0.15%	1.46%	1%	$7,126,742
2023	$68.81	1.24	7.84	9.08	(1.15)	$76.74	13.37%	0.15%	1.74%	1%	$4,675,604
2022	$76.82	1.12	(8.15)	(7.03)	(0.98)	$68.81	(9.21)%	0.15%	1.52%	4%	$2,522,737
2021	$56.13	0.93	20.54	21.47	(0.78)	$76.82	38.56%	0.15%	1.36%	4%	$1,486,458

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis U.S. Large Cap Equity ETF
2025	$64.95	0.85	9.30	10.15	(0.76)	$74.34	15.75%	0.15%	1.24%	1%	$695,848
2024(4)	$49.48	0.76	15.27	16.03	(0.56)	$64.95	32.49%	0.15%	1.39%	3%	$396,168

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)September 26, 2023 (fund inception) through August 31, 2024.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis U.S. Large Cap Value ETF
2025	$65.11	1.19	6.48	7.67	(1.13)	$71.65	11.90%	0.15%	1.77%	7%	$8,199,763
2024	$54.64	1.15	10.34	11.49	(1.02)	$65.11	21.25%	0.15%	1.92%	5%	$4,348,250
2023	$48.91	1.20	5.62	6.82	(1.09)	$54.64	14.19%	0.15%	2.32%	18%	$1,483,947
2022(4)	$50.00	1.16	(1.65)	(0.49)	(0.60)	$48.91	(1.03)%	0.15%	2.44%	23%	$494,955

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)September 21, 2021 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis U.S. Mid Cap Equity ETF
2025	$62.92	0.89	6.26	7.15	(0.75)	$69.32	11.44%	0.18%	1.36%	8%	$207,950
2024(4)	$49.49	0.68	13.19	13.87	(0.44)	$62.92	28.10%	0.18%	1.39%	3%	$96,897

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)November 7, 2023 (fund inception) through August 31, 2024.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis U.S. Mid Cap Value ETF
2025	$62.79	1.03	6.23	7.26	(0.89)	$69.16	11.65%	0.20%	1.59%	28%	$264,175
2024(4)	$49.19	0.81	13.33	14.14	(0.54)	$62.79	28.81%	0.20%	1.68%	10%	$71,586

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)November 7, 2023 (fund inception) through August 31, 2024.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Period Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis U.S. Quality ETF
2025(4)	$50.00	0.13	6.86	6.99	(0.10)	$56.89	13.99%	0.15%	0.58%	5%	$149,729

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)March 25, 2025 (fund inception) through August 31, 2025.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis U.S. Small Cap Equity ETF
2025	$54.43	0.73	2.48	3.21	(0.64)	$57.00	5.99%	0.25%	1.40%	5%	$1,892,949
2024	$46.70	0.74	7.64	8.38	(0.65)	$54.43	18.11%	0.25%	1.48%	5%	$1,312,838
2023	$43.86	0.73	2.68	3.41	(0.57)	$46.70	7.91%	0.25%	1.61%	9%	$449,761
2022(4)	$50.00	0.42	(6.39)	(5.97)	(0.17)	$43.86	(11.95)%	0.25%	1.50%	14%	$26,315

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)January 11, 2022 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis U.S. Small Cap Value ETF
2025	$95.92	1.77	3.70	5.47	(1.60)	$99.79	5.83%	0.25%	1.90%	6%	$18,272,385
2024	$81.20	1.64	14.61	16.25	(1.53)	$95.92	20.24%	0.25%	1.87%	4%	$13,186,675
2023	$74.04	1.59	7.03	8.62	(1.46)	$81.20	11.88%	0.25%	2.08%	7%	$6,820,449
2022	$75.49	1.36	(1.70)	(0.34)	(1.11)	$74.04	(0.47)%	0.25%	1.77%	24%	$3,675,290
2021	$44.97	1.16	30.24	31.40	(0.88)	$75.49	70.34%	0.25%	1.72%	22%	$1,570,143

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Century ETF Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Avantis® Inflation Focused Equity ETF, Avantis® Real Estate ETF, Avantis® Responsible U.S. Equity ETF, Avantis® U.S. Equity ETF, Avantis® U.S. Large Cap Equity ETF, Avantis® U.S. Large Cap Value ETF, Avantis® U.S. Mid Cap Equity ETF, Avantis® U.S. Mid Cap Value ETF, Avantis® U.S. Small Cap Equity ETF, Avantis® U.S. Small Cap Value ETF, and Avantis® U.S. Quality ETF (the “Funds”), eleven of the funds constituting the American Century ETF Trust, as of August 31, 2025, the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods indicated in the table below; and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, and the results of their operations, the changes in their net assets, and the financial highlights for the periods listed in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Fund Constituting the American Century ETF Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Avantis® Inflation Focused Equity ETF	For the year ended August 31, 2025	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025, 2024, and the period from September 27, 2022 (fund inception) through August 31, 2023
Avantis® Real Estate ETF	For the year ended August 31, 2025	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025, 2024, and 2023, and the period from September 28, 2021 (fund inception) through August 31, 2022
Avantis® Responsible U.S. Equity ETF	For the year ended August 31, 2025	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025, 2024, and 2023, and the period from March 15, 2022 (fund inception) through August 31, 2022
Avantis® U.S. Equity ETF	For the year ended August 31, 2025	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025, 2024, 2023, 2022, and 2021
Avantis® U.S. Large Cap Equity ETF	For the year ended August 31, 2025	For the year ended August 31, 2025, and the period from September 26, 2023 (fund inception) through August 31, 2024
Avantis® U.S. Large Cap Value ETF	For the year ended August 31, 2025	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025, 2024, 2023, and the period from September 21, 2021 (fund inception) through August 31, 2022
Avantis® U.S. Mid Cap Equity ETF	For the year ended August 31, 2025	For the year ended August 31, 2025, and the period from November 7, 2023 (fund inception) through August 31, 2024
Avantis® U.S. Mid Cap Value ETF	For the year ended August 31, 2025	For the year ended August 31, 2025, and the period from November 7, 2023 (fund inception) through August 31, 2024
Avantis® U.S. Small Cap Equity ETF	For the year ended August 31, 2025	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025, 2024, 2023, and the period from January 11, 2022 (fund inception) through August 31, 2022
Avantis® U.S. Small Cap Value ETF	For the year ended August 31, 2025	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025, 2024, 2023, 2022, and 2021
Avantis® U.S. Quality ETF	For the period from March 25, 2025 (fund inception) through August 31, 2025

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

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Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
October 16, 2025

We have served as the auditor of one or more American Century investment companies since 1997.
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Approval of Management Agreements

At a meeting held on June 11, 2025, the Funds’ Board of Trustees (the “Board”) unanimously approved the renewal of the management agreements pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees.

Prior to its consideration of the renewal of the Funds’ management agreements, the Trustees requested and reviewed extensive data and information compiled by the Advisor and certain independent data providers concerning each Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its Audit Committee on a continual basis and the information received was supplemental to the extensive information that the Board and its Audit Committee receive and consider over time.

In connection with its consideration of the renewal of the management agreements, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to:

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to each Fund;
•the wide range of programs and services the Advisor and other service providers provide to each Fund and its shareholders on a routine and non-routine basis;
•each Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other funds with similar investment objectives and strategies;
•the cost of owning each Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to each Fund, the profitability of each Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of each Fund;
•any collateral benefits derived by the Advisor from the management of each Fund;
•fees and expenses associated with any investment by each Fund in other funds;
•payments to intermediaries by each Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The independent Trustees met separately in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The independent Trustees also held active discussions with the Advisor regarding the renewal of the management agreements. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreements for the Funds. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreements, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under each Fund’s management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include the following:

•constructing and designing each Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of each Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
230

•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans, if applicable)

Investment Management Services. The nature of the investment management services provided to each Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board provides oversight of the investment performance process. It regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Board found the investment management services provided by the Advisor to each Fund to be satisfactory and consistent with its respective management agreement.

Shareholder and Other Services. Under the management agreements, the Advisor provides each Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its Audit Committee, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, if applicable, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under the respective management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund (pre- and post-distribution), and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreements, and the reasonableness of the terms of the current management agreements. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to the Funds and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreements provide that each Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of each Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1, and, for certain funds, fees and expenses of each Fund’s independent Trustees (including their independent legal counsel). Under the unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Funds and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing each Fund’s unified fee to the total expense ratios of its peers. The Board concluded that the management fee paid by each Fund to the Advisor under its respective management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to funds or other advisory clients managed similarly to the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of each Fund. The Board analyzed this information and concluded that the fees charged and services provided to each Fund were reasonable by comparison.
231

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by each Fund and the Advisor and services provided in response thereto. These payments could include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for each Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of each Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in each Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to each Fund.

Set forth below are certain of the Fund-specific factors that the Board considered in addition to the other factors described herein:

Avantis Inflation Focused Equity ETF - The Fund’s performance was below its benchmark for the one-year period reviewed by the Board. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group.
Avantis Real Estate ETF - The Fund’s performance was below its benchmark for the one- and three-year periods reviewed by the Board. The unified fee charged to shareholders of the Fund was the lowest of the total expense ratios of the Fund’s peer expense universe and peer expense group.
Avantis Responsible U.S. Equity ETF - The Fund’s performance was below its benchmark for the one-year period reviewed by the Board. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group.
Avantis U.S. Equity ETF - The Fund’s performance was above its benchmark for the three-year period and below its benchmark for the one- and five-year periods reviewed by the Board. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group.
Avantis U.S. Large Cap Equity ETF - The Fund’s performance was below its benchmark for the one-year period reviewed by the Board. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group.
Avantis U.S. Large Cap Value ETF - The Fund’s performance was above its benchmark for the one- and three-year periods reviewed by the Board. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was the lowest of its peer expense group.
Avantis U.S. Mid Cap Equity ETF - The Fund’s performance was above its benchmark for the one-year period reviewed by the Board. The unified fee charged to shareholders of the Fund was the lowest of the total expense ratios of the Fund’s peer expense universe and peer expense group.
Avantis U.S. Mid Cap Value ETF - The Fund’s performance was above its benchmark for the one-year period reviewed by the Board. The unified fee charged to shareholders of the Fund was the lowest of the total expense ratios of the Fund’s peer expense universe and peer expense group.
Avantis U.S. Small Cap Equity ETF - The Fund’s performance was below its benchmark for the one-year period reviewed by the Board. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group.
Avantis U.S. Small Cap Value ETF - The Fund’s performance was above its benchmark for the one-, three-, and five-year periods reviewed by the Board. The unified fee charged to shareholders of the Fund was the lowest of the total expense ratios of the Fund’s peer expense universe and peer expense group.
232

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreements are fair and reasonable and that the management fee charged to each Fund is fair in light of the services provided and that the management agreements between the Funds and the Advisor should be renewed for an additional one-year period.

233

Avantis U.S. Quality ETF

At a meeting held on June 20, 2024, the Fund’s Board of Trustees (the “Board”) unanimously approved the initial management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Avantis U.S. Quality ETF (the “New Fund”). The management agreement was subsequently renewed by the Board at its meeting held on June 11, 2025. Under the Investment Company Act of 1940, new contracts for investment advisory services are required to be approved by a majority of a fund’s independent Trustees.
In advance of the Board’s consideration, the Advisor provided information concerning the New Fund. The materials reviewed and the discussions held detailed the investment objective and strategy proposed to be utilized by the Advisor, the New Fund’s characteristics and key attributes, the rationale for launching the New Fund, the experience of the staff designated to manage the New Fund, the proposed pricing, and the markets in which the New Fund would be sold. The information considered and the discussions held included, but were not limited to:

•the nature, extent, and quality of investment management and other services to be provided to the New Fund;
•the wide range of other programs and services the Advisor would provide to the New Fund and its shareholders on a routine and non-routine basis;
•the New Fund’s proposed investment objective and strategy, including a discussion of its anticipated investment performance and proposed benchmark;
•the cost of owning the New Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience; and
•any collateral benefits derived by the Advisor from the management of the New Fund.

Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent data provider and comparing the New Fund’s fee to the total expense ratio of expected peer funds. The annual management fees charged to shareholders of the New Fund were anticipated to be below the median of the total expense ratios of its respective peer universe.
When considering the approval of the management agreement for the New Fund, the independent Trustees considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the fact that the Advisor will assume a substantial part of the start-up costs of the New Fund and the risk that the New Fund will not grow to a level that will become profitable to the Advisor. The Board considered the position that the New Fund would take in the lineup of the American Century Investments’ family of funds and the benefits to shareholders of existing funds of the broadened product offering. Finally, while not specifically discussed, but important in the decision to approve the management agreement, is the Trustees’ familiarity with the Advisor. A majority of the Board oversees and evaluates on a continuous basis the nature and quality of all services the Advisor performs for other funds within the American Century Investments’ complex. As such, the Trustees have confidence in the Advisor’s integrity and competence in providing services to the New Fund.
The independent Trustees considered all of the information provided by the Advisor and the independent Trustees’ independent counsel in connection with the approval, and evaluated such information for the New Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. The independent Trustees concluded that the terms of the management agreement were fair and reasonable and that the management fee to be charged to the New Fund is reasonable in light of the services to be provided and should be approved.
234

Other Tax Information
The following information is provided pursuant to provisions of the Internal Revenue Code (IRC).

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended August 31, 2025.

The funds hereby designate the following, or up to the maximum amount allowable, for the fiscal year ended August 31, 2025.

Corporate Dividends Received Deduction
Avantis Inflation Focused Equity ETF	$99,024
Avantis Real Estate ETF	—
Avantis Responsible U.S. Equity ETF	$4,217,775
Avantis U.S. Equity ETF	$103,037,118
Avantis U.S. Large Cap Equity ETF	$5,706,434
Avantis U.S. Large Cap Value ETF	$97,350,366
Avantis U.S. Mid Cap Equity ETF	$1,700,996
Avantis U.S. Mid Cap Value ETF	$1,842,952
Avantis U.S. Quality ETF	$244,329
Avantis U.S. Small Cap Equity ETF	$17,786,844
Avantis U.S. Small Cap Value ETF	$256,561,170

The funds utilized the following earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction (tax equalization) during the period ended August 31, 2025.

Dividends Paid Deduction (Tax Equalization)
Avantis Inflation Focused Equity ETF	$10,376
Avantis Real Estate ETF	$26,302
Avantis Responsible U.S. Equity ETF	$51,851
Avantis U.S. Equity ETF	$3,654,780
Avantis U.S. Large Cap Equity ETF	$653,512
Avantis U.S. Large Cap Value ETF	$10,660,396
Avantis U.S. Mid Cap Equity ETF	$207,020
Avantis U.S. Mid Cap Value ETF	$231,723
Avantis U.S. Quality ETF	$29,930
Avantis U.S. Small Cap Equity ETF	$2,221,504
Avantis U.S. Small Cap Value ETF	$11,519,756
235

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Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.
This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-97504 2510

Annual Financial Statements and Other Information

August 31, 2025

Avantis® Emerging Markets Equity ETF (AVEM)
Avantis® Emerging Markets ex-China Equity ETF (AVXC)
Avantis® Emerging Markets Small Cap Equity ETF (AVEE)
Avantis® Emerging Markets Value ETF (AVES)
Avantis® International Equity ETF (AVDE)
Avantis® International Large Cap Value ETF (AVIV)
Avantis® International Small Cap Equity ETF (AVDS)
Avantis® International Small Cap Value ETF (AVDV)
Avantis® Responsible Emerging Markets Equity ETF (AVSE)
Avantis® Responsible International Equity ETF (AVSD)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit avantisinvestors.com/docs.

Schedule of Investments - Avantis Emerging Markets Equity ETF
AUGUST 31, 2025

	Shares	Value
COMMON STOCKS — 100.1%
Brazil — 4.8%
Allos SA	1,055,226	$4,672,939
Alpargatas SA, Preference Shares	250,700	438,807
Alupar Investimento SA	69,472	381,581
Ambev SA, ADR	2,883,863	6,459,853
Ambipar Participacoes e Empreendimentos SA(1)	74,000	186,848
Americanas SA(1)	994	1,212
Auren Energia SA	745,483	1,493,207
Automob Participacoes SA(1)	16,637	39,430
Azzas 2154 SA	297,422	1,897,475
B3 SA - Brasil Bolsa Balcao	3,057,400	7,342,023
Banco ABC Brasil SA, Preference Shares	342,980	1,389,164
Banco BMG SA, Preference Shares	46,900	32,265
Banco BMG SA, Preference Shares(1)	1,276	861
Banco Bradesco SA	728,398	1,939,941
Banco Bradesco SA, ADR	7,055,723	21,943,299
Banco BTG Pactual SA	772,100	6,419,629
Banco do Brasil SA	2,342,980	9,243,403
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	749,000	1,584,520
Banco Pan SA, Preference Shares	387,300	552,893
Banco Santander Brasil SA, ADR(2)	744,359	3,945,103
BB Seguridade Participacoes SA	790,900	4,764,203
Bemobi Mobile Tech SA	96,800	358,145
Blau Farmaceutica SA	29,300	70,091
Boa Safra Sementes SA	17,800	34,669
BR Advisory Partners Participacoes SA	14,300	43,914
BrasilAgro - Co. Brasileira de Propriedades Agricolas	85,900	331,759
Braskem SA, Class A, ADR(1)(2)	90,592	315,260
Brava Energia(1)	1,483,485	5,485,927
BRF SA, ADR(2)	1,361,682	5,201,625
C&A Modas SA	410,800	1,281,986
Caixa Seguridade Participacoes SA	252,900	671,216
Camil Alimentos SA	115,300	103,777
Centrais Eletricas Brasileiras SA, ADR(2)	1,045,275	8,613,066
Centrais Eletricas Brasileiras SA, Class B Preference Shares	294,800	2,608,797
Cia Brasileira de Aluminio(1)	393,594	254,079
Cia Brasileira de Distribuicao(1)	1,293,700	851,833
Cia de Ferro Ligas da Bahia FERBASA, Preference Shares	202,400	240,408
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	597,220	13,527,033
Cia de Saneamento de Minas Gerais Copasa MG	542,300	3,004,637
Cia De Sanena Do Parana	379,500	2,402,913
Cia De Sanena Do Parana, Preference Shares	3,292,200	4,056,161
Cia Energetica de Minas Gerais, ADR	3,768,968	7,651,005
Cia Paranaense de Energia - Copel	86,000	179,872
Cia Paranaense de Energia - Copel, ADR(2)	46,893	390,150
Cia Paranaense de Energia - Copel, Preference Shares	1,252,800	2,821,304
Cia Paranaense de Energia - Copel, Preference Shares, ADR(2)	187,574	1,699,420
Cia Siderurgica Nacional SA, ADR(2)	1,751,318	2,469,358
Construtora Tenda SA	182,000	789,852
Cosan SA(1)	405,500	435,278
CPFL Energia SA	163,400	1,183,794

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Cristal Pigmentos do Brasil SA, Preference Shares(1)	1,700	$4,634
Cury Construtora e Incorporadora SA	493,400	3,137,754
CVC Brasil Operadora e Agencia de Viagens SA(1)	623,600	246,134
Cyrela Brazil Realty SA Empreendimentos e Participacoes	918,100	4,785,360
Dexco SA	657,511	699,731
Dexxos Participacoes SA	17,400	26,797
Direcional Engenharia SA	390,600	1,118,089
EcoRodovias Infraestrutura e Logistica SA	935,800	1,389,413
Embraer SA, ADR	633,900	35,707,587
Empreendimentos Pague Menos SA	66,100	45,352
Energisa SA	665,200	6,014,203
Eneva SA(1)	379,300	1,058,460
Engie Brasil Energia SA	332,200	2,456,338
Equatorial Energia SA	983,509	6,617,374
Eucatex SA Industria e Comercio, Preference Shares	16,500	53,439
Even Construtora e Incorporadora SA	160,100	226,780
Ez Tec Empreendimentos e Participacoes SA	262,000	714,214
Fleury SA	10,092	27,585
Fras-Le SA	138,537	594,842
Gerdau SA, ADR	3,959,689	12,195,842
GPS Participacoes e Empreendimentos SA	35,800	114,759
Grendene SA	296,700	295,504
Grupo Mateus SA	559,900	751,786
Grupo Multi SA(1)	127,700	24,495
Grupo SBF SA	359,100	751,071
Guararapes Confeccoes SA	156,700	271,675
Hapvida Participacoes e Investimentos SA(1)	49,179	379,238
Hidrovias do Brasil SA(1)	1,104,519	727,267
Hypera SA	164,600	740,751
Iguatemi SA	1,026,394	4,467,645
Inter & Co., Inc., Class A	297,384	2,554,529
Iochpe Maxion SA	403,400	1,049,821
Irani Papel e Embalagem SA	172,300	249,146
IRB-Brasil Resseguros SA(1)	336,393	2,962,599
Isa Energia Brasil SA, Preference Shares	564,800	2,415,727
Itau Unibanco Holding SA, ADR	5,495,378	39,236,999
Jalles Machado SA(1)	136,621	74,839
JBS NV, BDR(1)	452,400	7,318,536
JBS NV, Class A(1)	268,667	4,355,092
JHSF Participacoes SA	1,213,300	1,273,307
Kepler Weber SA	212,100	310,218
Klabin SA	1,252,610	4,267,124
Lavvi Empreendimentos Imobiliarios SA	108,980	261,101
Light SA(1)	274,300	288,878
Localiza Rent a Car SA	323,580	2,152,087
LOG Commercial Properties e Participacoes SA	70,800	277,488
Log-in Logistica Intermodal SA(1)	35,767	158,522
Lojas Quero-Quero SA	46,600	22,175
Lojas Renner SA	2,520,320	7,553,732
M Dias Branco SA	69,900	380,064
Magazine Luiza SA	484,802	738,579
Mahle Metal Leve SA	126,000	647,912
Marcopolo SA	5,880	7,993

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Marcopolo SA, Preference Shares	1,541,920	$2,624,920
Marfrig Global Foods SA	969,737	4,467,853
Marisa Lojas SA(1)	64,363	14,364
Metalurgica Gerdau SA, Preference Shares	915,000	1,591,422
Mills Locacao Servicos e Logistica SA	235,900	542,124
Minerva SA(1)	735,600	815,396
Motiva Infraestrutura de Mobilidade SA	1,150,200	3,063,325
Moura Dubeux Engenharia SA	148,800	720,967
Movida Participacoes SA	780,900	1,016,840
MRV Engenharia e Participacoes SA(1)	1,015,400	1,423,322
Multiplan Empreendimentos Imobiliarios SA	269,800	1,385,363
Natura Cosmeticos SA(1)	121,756	201,884
NU Holdings Ltd., Class A(1)	241,801	3,578,655
Oceanpact Servicos Maritimos SA(1)	86,900	110,271
Odontoprev SA	621,440	1,502,638
Pagseguro Digital Ltd., Class A	518,444	4,645,258
Patria Investments Ltd., Class A	130,029	1,760,593
PBG SA(1)	107,500	81,093
Pet Center Comercio e Participacoes SA	1,207,900	877,768
Petroleo Brasileiro SA - Petrobras, ADR	2,644,715	32,794,466
Petroleo Brasileiro SA - Petrobras, ADR, Preference Shares	3,328,020	38,172,389
Petroreconcavo SA	710,900	1,694,039
Plano & Plano Desenvolvimento Imobiliario SA	138,000	365,499
Porto Seguro SA	25,400	243,373
Positivo Tecnologia SA	74,100	61,091
Priner Servicos Industriais SA	13,700	38,787
PRIO SA(1)	1,131,500	7,905,276
Raia Drogasil SA	1,383,828	4,527,810
Raizen SA, Preference Shares(1)	2,702,300	568,187
Randon SA Implementos e Participacoes, Preference Shares	545,900	677,611
Rede D'Or Sao Luiz SA	319,743	2,320,589
Romi SA	65,606	95,471
Rumo SA	916,200	2,465,461
Santos Brasil Participacoes SA	1,352,000	3,543,425
Sao Martinho SA	367,100	1,195,715
Sendas Distribuidora SA, ADR(2)	260,619	2,600,978
Ser Educacional SA	125,900	207,362
Serena Energia SA(1)	389,209	871,473
Sigma Lithium Corp.(1)	41,628	279,324
Simpar SA	479,700	460,957
SLC Agricola SA	1,574,716	5,114,629
Smartfit Escola de Ginastica e Danca SA	306,783	1,385,711
StoneCo Ltd., A Shares(1)	586,417	9,658,288
Suzano SA, ADR(2)	1,312,506	12,770,683
SYN prop e tech SA	61,800	75,685
Taurus Armas SA, Preference Shares	87,010	73,981
Tegma Gestao Logistica SA	38,300	257,271
Telefonica Brasil SA, ADR	123,485	1,539,858
TIM SA, ADR(2)	392,778	8,307,255
TOTVS SA	293,100	2,333,729
Transmissora Alianca de Energia Eletrica SA	436,500	2,800,053
Tres Tentos Agroindustrial SA	135,400	364,606
Trisul SA	88,900	106,578

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Tupy SA	189,900	$507,511
Ultrapar Participacoes SA, ADR(2)	2,341,046	8,544,818
Unipar Carbocloro SA, Class B Preference Shares	117,306	1,377,334
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares(1)	1,153,200	925,223
Vale SA, ADR	4,006,347	41,185,247
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	128,900	498,307
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	1,892,600	1,525,432
Vibra Energia SA	2,610,200	11,669,679
Vivara Participacoes SA	3,800	20,367
Vulcabras SA	74,000	293,033
WEG SA	855,700	5,957,870
Wilson Sons SA	123,500	409,780
Wiz Co.	47,900	74,122
XP, Inc., Class A	1,010,743	18,334,878
YDUQS Participacoes SA	309,000	753,429
Zamp SA(1)	316,713	204,450
		574,589,718
Chile — 0.5%
Aguas Andinas SA, A Shares	2,836,657	1,003,410
Banco de Chile	40,814,489	5,848,371
Banco de Credito e Inversiones SA	93,362	3,775,655
Banco Itau Chile SA	9,942	142,131
Banco Santander Chile, ADR	270,487	6,502,508
Besalco SA	44,236	40,034
CAP SA(1)	155,315	832,928
Cencosud SA	974,685	3,085,736
Cencosud Shopping SA	172,732	350,148
Cia Cervecerias Unidas SA, ADR	167,211	2,068,400
Cia Sud Americana de Vapores SA	26,916,433	1,343,817
Colbun SA	12,053,920	1,811,504
Embotelladora Andina SA, Class B Preference Shares	778,051	3,082,139
Empresa Nacional de Telecomunicaciones SA	428,025	1,479,034
Empresas CMPC SA	1,555,624	2,439,210
Empresas Copec SA	561,572	4,192,913
Enel Americas SA	21,258,396	2,209,744
Enel Chile SA	44,253,661	3,103,304
Engie Energia Chile SA	1,463,721	1,831,695
Falabella SA	965,804	5,497,103
Forus SA	124	266
Grupo Security SA	164,860	49,620
Inversiones Aguas Metropolitanas SA	114,622	100,770
Parque Arauco SA	650,550	1,493,754
Ripley Corp. SA	2,765,396	1,321,432
SMU SA	1,459,149	249,394
Sociedad Quimica y Minera de Chile SA, ADR(1)	214,902	9,780,190
Vina Concha y Toro SA	705,737	816,075
		64,451,285
China — 28.4%
361 Degrees International Ltd.	1,526,000	1,249,127
3SBio, Inc.(1)(2)	9,129,000	34,340,472
AAC Technologies Holdings, Inc.	3,405,500	18,993,642
Agile Group Holdings Ltd.(1)	4,164,000	245,574
Agora, Inc., ADR(1)	95,719	330,231

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Agricultural Bank of China Ltd., H Shares	31,164,000	$21,073,988
Air China Ltd., H Shares(1)	54,000	35,898
AK Medical Holdings Ltd.	1,328,000	959,839
Akeso, Inc.(1)(2)	362,000	7,291,243
Alibaba Group Holding Ltd., ADR	1,598,871	215,847,585
A-Living Smart City Services Co. Ltd.(2)	2,135,000	844,461
Alphamab Oncology(1)	68,000	80,979
Aluminum Corp. of China Ltd., H Shares	6,498,000	5,821,474
ANE Cayman, Inc.(1)	758,000	817,526
Anhui Conch Cement Co. Ltd., H Shares	2,704,500	8,541,533
Anhui Expressway Co. Ltd., H Shares	488,000	736,632
ANTA Sports Products Ltd.	2,832,000	35,237,025
Anton Oilfield Services Group	2,946,000	504,653
Archosaur Games, Inc.(1)	151,000	35,504
AsiaInfo Technologies Ltd.(2)	9,600	12,755
Atour Lifestyle Holdings Ltd., ADR	59,380	2,311,070
Autohome, Inc., ADR	270,662	7,816,719
Autostreets Development Ltd.(1)	137,400	72,508
BAIC Motor Corp. Ltd., H Shares(1)	5,161,000	1,361,502
Baidu, Inc., ADR(1)(2)	33,737	3,215,136
Bairong, Inc.(1)	281,500	446,304
Bank of China Ltd., H Shares	120,179,000	65,963,140
Bank of Chongqing Co. Ltd., H Shares	842,500	808,318
Bank of Communications Co. Ltd., H Shares	14,856,000	12,881,174
Beijing Capital International Airport Co. Ltd., H Shares(1)	1,134,000	430,741
Beijing Chunlizhengda Medical Instruments Co. Ltd., H Shares(2)	7,500	14,327
Beijing Enterprises Holdings Ltd.	1,594,000	6,637,591
Beijing Enterprises Water Group Ltd.	450,000	150,169
Beijing Jingneng Clean Energy Co. Ltd., H Shares	2,428,000	742,501
Beijing North Star Co. Ltd., H Shares(1)	4,000	459
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(2)	613,000	722,155
BeOne Medicines Ltd., ADR(1)	11,267	3,448,265
Bilibili, Inc., ADR(1)(2)	260	6,048
Binjiang Service Group Co. Ltd.	28,000	89,025
Blue Moon Group Holdings Ltd.	117,000	50,059
BOC Aviation Ltd.	1,017,000	9,128,419
BOE Varitronix Ltd.	1,057,000	827,198
Bosideng International Holdings Ltd.	14,788,000	8,558,956
Brii Biosciences Ltd.(1)	697,000	166,981
Brilliance China Automotive Holdings Ltd.(2)	16,738,000	8,573,946
BYD Co. Ltd., H Shares	2,747,000	38,754,146
BYD Electronic International Co. Ltd.(2)	3,397,500	18,062,060
C&D International Investment Group Ltd.(2)	866,376	2,066,278
C&D Property Management Group Co. Ltd.	187,747	76,895
Cango, Inc., ADR(1)(2)	13,946	66,522
Cathay Group Holdings, Inc.	211,000	49,239
Central China New Life Ltd.(1)	385,000	50,888
CGN Mining Co. Ltd.(2)	335,000	119,478
Chaowei Power Holdings Ltd.	168,000	30,223
Cheerwin Group Ltd.	115,000	37,057
Chen Lin Education Group Holdings Ltd.(1)	16,000	2,750
China Automotive Systems, Inc.(1)	5,187	21,370
China BlueChemical Ltd., H Shares	5,198,000	1,629,914

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
China Bohai Bank Co. Ltd., H Shares(1)	1,012,500	$132,867
China Chunlai Education Group Co. Ltd.	157,000	88,137
China Cinda Asset Management Co. Ltd., H Shares(2)	19,598,000	4,129,495
China CITIC Bank Corp. Ltd., H Shares	20,726,000	18,532,474
China Coal Energy Co. Ltd., H Shares	4,297,000	5,221,949
China Communications Services Corp. Ltd., H Shares	13,098,000	7,812,092
China Conch Venture Holdings Ltd.	5,293,500	7,034,686
China Construction Bank Corp., H Shares	151,469,000	146,591,992
China Datang Corp. Renewable Power Co. Ltd., H Shares	15,200,000	4,672,445
China Dongxiang Group Co. Ltd.(1)	1,053,000	65,967
China East Education Holdings Ltd.(1)	3,090,000	3,206,798
China Eastern Airlines Corp. Ltd., H Shares(1)	18,000	7,050
China Education Group Holdings Ltd.(2)	3,704,624	1,360,430
China Everbright Bank Co. Ltd., H Shares	5,580,000	2,508,954
China Everbright Environment Group Ltd.	13,013,000	7,338,389
China Everbright Greentech Ltd.	289,000	35,288
China Everbright Ltd.(2)	1,778,000	2,040,025
China Everbright Water Ltd.	138,500	26,963
China Feihe Ltd.	14,319,000	8,104,504
China Foods Ltd.	454,000	232,189
China Galaxy Securities Co. Ltd., H Shares	8,136,000	11,744,978
China Gas Holdings Ltd.	6,995,200	7,005,516
China Glass Holdings Ltd.(1)	622,000	20,032
China Hanking Holdings Ltd.	235,000	85,414
China High Speed Transmission Equipment Group Co. Ltd.(1)(2)	437,000	73,652
China Hongqiao Group Ltd.(2)	12,639,000	41,602,006
China International Capital Corp. Ltd., H Shares	2,782,400	7,632,583
China Isotope & Radiation Corp.	14,400	31,068
China Kepei Education Group Ltd.(2)	130,000	26,097
China Lesso Group Holdings Ltd.	2,630,000	1,633,505
China Life Insurance Co. Ltd., Class H	4,950,865	15,400,717
China Lilang Ltd.	164,000	79,804
China Literature Ltd.(1)(2)	446,600	2,342,612
China Longyuan Power Group Corp. Ltd., H Shares	9,388,000	8,121,359
China Medical System Holdings Ltd.(2)	7,054,000	11,845,620
China Meidong Auto Holdings Ltd.	918,000	252,461
China Mengniu Dairy Co. Ltd.	10,326,000	20,329,840
China Merchants Bank Co. Ltd., H Shares	6,482,000	40,290,027
China Merchants Land Ltd.(1)	148,000	5,822
China Merchants Port Holdings Co. Ltd.	7,195,175	13,844,141
China Minsheng Banking Corp. Ltd., H Shares	17,205,000	9,810,763
China Modern Dairy Holdings Ltd.(2)	3,506,000	590,253
China National Building Material Co. Ltd., H Shares	13,186,665	9,581,662
China New Higher Education Group Ltd.(1)	2,693,191	377,118
China Nonferrous Mining Corp. Ltd.	8,065,000	10,799,787
China Oriental Group Co. Ltd.	1,242,000	266,105
China Pacific Insurance Group Co. Ltd., H Shares	4,631,400	21,257,932
China Petroleum & Chemical Corp., Class H	42,748,300	23,741,804
China Power International Development Ltd.(2)	21,104,000	8,484,127
China Railway Group Ltd., H Shares	15,383,000	7,825,082
China Railway Signal & Communication Corp. Ltd., H Shares	141,000	62,667
China Rare Earth Holdings Ltd.(1)	604,000	54,236
China Reinsurance Group Corp., H Shares	302,000	66,539

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
China Resources Beer Holdings Co. Ltd.	2,371,500	$8,591,059
China Resources Building Materials Technology Holdings Ltd.	19,322,000	4,608,657
China Resources Gas Group Ltd.	984,900	2,542,117
China Resources Land Ltd.	6,243,500	24,695,651
China Resources Medical Holdings Co. Ltd.	3,441,500	1,614,008
China Resources Mixc Lifestyle Services Ltd.	1,530,200	7,675,481
China Resources Pharmaceutical Group Ltd.	3,063,000	1,921,477
China Resources Power Holdings Co. Ltd.	8,092,000	18,685,864
China Risun Group Ltd.(2)	1,399,000	437,644
China Sanjiang Fine Chemicals Co. Ltd.(1)	248,000	60,824
China Shenhua Energy Co. Ltd., H Shares	5,536,000	24,877,798
China Shineway Pharmaceutical Group Ltd.	690,000	766,249
China South City Holdings Ltd.(1)(2)	4,046,000	55,535
China Southern Airlines Co. Ltd., H Shares(1)	364,000	180,479
China Starch Holdings Ltd.	1,320,000	34,348
China Sunshine Paper Holdings Co. Ltd.(1)	645,500	150,355
China Suntien Green Energy Corp. Ltd., H Shares	1,196,000	666,604
China Taiping Insurance Holdings Co. Ltd.	6,212,000	12,978,904
China Tobacco International HK Co. Ltd.(2)	31,000	163,334
China Tower Corp. Ltd., H Shares	15,048,000	22,732,450
China Traditional Chinese Medicine Holdings Co. Ltd.	14,568,000	4,101,327
China Travel International Investment Hong Kong Ltd.(2)	1,876,000	364,382
China Vanke Co. Ltd., H Shares(1)(2)	7,005,700	4,801,446
China Water Affairs Group Ltd.(2)	1,768,000	1,412,112
China XLX Fertiliser Ltd.	1,992,000	1,889,785
China Yongda Automobiles Services Holdings Ltd.(2)	6,942,500	1,940,290
China Youran Dairy Group Ltd.(1)	6,158,000	3,084,248
Chongqing Rural Commercial Bank Co. Ltd., H Shares	739,000	546,682
Chow Tai Fook Jewellery Group Ltd.(2)	4,485,600	8,429,017
CIMC Enric Holdings Ltd.	6,612,000	6,135,231
CITIC Ltd.	11,064,000	15,883,782
CITIC Securities Co. Ltd., H Shares	3,118,950	11,552,104
CMGE Technology Group Ltd.(1)	1,064,000	65,253
CMOC Group Ltd., H Shares	7,728,000	11,889,228
COFCO Joycome Foods Ltd.(1)(2)	17,812,000	4,119,381
Concord New Energy Group Ltd.	10,990,000	557,863
Consun Pharmaceutical Group Ltd.	849,000	1,626,675
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	400,000	358,433
COSCO SHIPPING Holdings Co. Ltd., Class H(2)	8,454,749	14,732,105
COSCO SHIPPING International Hong Kong Co. Ltd.	44,000	36,646
COSCO SHIPPING Ports Ltd.	5,373,140	3,901,135
Country Garden Services Holdings Co. Ltd.	7,157,000	5,991,176
CSPC Pharmaceutical Group Ltd.	35,129,760	45,666,624
CSSC Hong Kong Shipping Co. Ltd.	1,258,000	321,893
Damai Entertainment Holdings Ltd.(1)	630,000	94,417
Daqo New Energy Corp., ADR(1)	233,611	5,922,039
Datang International Power Generation Co. Ltd., H Shares	38,000	10,798
Digital China Holdings Ltd.(2)	1,170,000	485,888
Dongfeng Motor Group Co. Ltd., Class H	7,344,000	8,437,113
Dongyue Group Ltd.	7,994,000	13,359,086
DPC Dash Ltd.(1)	16,500	188,505
Dynagreen Environmental Protection Group Co. Ltd., H Shares	11,000	6,661
East Buy Holding Ltd.(1)(2)	272,000	949,000

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Edvantage Group Holdings Ltd.	519,923	$107,002
ENN Energy Holdings Ltd.	877,800	7,104,995
Essex Bio-technology Ltd.	256,000	170,955
Ever Sunshine Services Group Ltd.	62,000	15,536
Evergrande Property Services Group Ltd.(1)	1,054,500	120,895
Excellence Commercial Property & Facilities Management Group Ltd.	576,000	89,822
Fenbi Ltd.(1)(2)	130,000	52,392
FIH Mobile Ltd.(1)	179,100	352,620
FinVolution Group, ADR	765,432	6,314,814
Flat Glass Group Co. Ltd., H Shares(2)	39,000	52,917
Fosun International Ltd.	8,122,500	5,532,813
Fountain SET Holdings Ltd.	26,000	2,239
Fu Shou Yuan International Group Ltd.(2)	8,224,000	3,521,673
Fufeng Group Ltd.	8,912,000	10,662,052
Fuyao Glass Industry Group Co. Ltd., H Shares	653,600	5,768,006
Ganfeng Lithium Group Co. Ltd., H Shares(2)	154,280	623,924
Gaotu Techedu, Inc., ADR(1)	58,946	229,889
GCL Technology Holdings Ltd.(1)(2)	47,696,000	7,676,012
GDS Holdings Ltd., Class A(1)	1,759,500	7,623,889
Geely Automobile Holdings Ltd.	21,292,000	53,705,725
Gemdale Properties & Investment Corp. Ltd.(1)(2)	3,852,000	126,921
Genertec Universal Medical Group Co. Ltd.	5,307,500	4,139,585
Genscript Biotech Corp.(1)(2)	146,000	324,237
GF Securities Co. Ltd., H Shares	1,581,400	3,776,879
Giant Biogene Holding Co. Ltd.(2)	143,800	1,001,585
Global Bio-Chem Technology Group Co. Ltd.(1)	40,000	482
Goldwind Science & Technology Co. Ltd., H Shares	367,400	416,963
Goodbaby International Holdings Ltd.	2,284,000	429,263
Grand Pharmaceutical Group Ltd.(2)	3,562,000	4,312,235
Great Wall Motor Co. Ltd., H Shares	5,516,000	13,225,547
Greentown China Holdings Ltd.	5,504,500	6,953,931
Greentown Management Holdings Co. Ltd.(2)	1,181,000	438,972
Guangdong Investment Ltd.	5,572,000	5,240,810
Guangzhou Automobile Group Co. Ltd., H Shares	1,046,000	475,625
Guangzhou R&F Properties Co. Ltd., H Shares(1)(2)	5,263,200	503,718
Guoquan Food Shanghai Co. Ltd.	2,822,800	1,189,703
Guotai Haitong Securities Co. Ltd., H Shares	4,406,240	9,253,253
H World Group Ltd., ADR	268,846	9,906,975
Haichang Ocean Park Holdings Ltd.(1)(2)	9,898,000	942,762
Haidilao International Holding Ltd.	4,165,000	7,438,774
Haier Smart Home Co. Ltd., H Shares	4,582,400	15,560,591
Hainan Meilan International Airport Co. Ltd., H Shares(1)(2)	173,000	231,908
Haitian International Holdings Ltd.	3,435,000	9,737,768
Hangzhou Tigermed Consulting Co. Ltd., H Shares	23,800	142,574
Hansoh Pharmaceutical Group Co. Ltd.	1,476,000	6,856,350
Harbin Electric Co. Ltd., H Shares	798,000	828,185
Hello Group, Inc., ADR	769,864	6,389,871
Hengan International Group Co. Ltd.	3,390,000	10,815,408
Hisense Home Appliances Group Co. Ltd., H Shares	2,738,000	8,492,153
Hopson Development Holdings Ltd.(1)	326,624	148,666
Hua Hong Semiconductor Ltd.(1)(2)	34,000	235,402
Huabao International Holdings Ltd.(2)	985,000	534,088
Huadian Power International Corp. Ltd., H Shares	132,000	72,546

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Huaneng Power International, Inc., H Shares	6,810,000	$4,893,181
Huatai Securities Co. Ltd., H Shares	3,582,000	9,135,198
HUYA, Inc., ADR	109,034	390,342
Hygeia Healthcare Holdings Co. Ltd.(1)(2)	140,000	269,537
iDreamSky Technology Holdings Ltd.(1)	506,000	74,714
Industrial & Commercial Bank of China Ltd., H Shares	78,019,000	58,038,590
Ingdan, Inc.(1)	358,000	118,085
Inkeverse Group Ltd.(1)	3,794,000	786,821
Innovent Biologics, Inc.(1)	3,007,500	37,587,599
iQIYI, Inc., ADR(1)(2)	2,011,906	5,331,551
JD Health International, Inc.(1)	1,237,050	10,080,740
JD Logistics, Inc.(1)	3,507,900	5,828,379
JD.com, Inc., ADR	74,529	2,315,616
JD.com, Inc., Class A	36,345	563,171
Jia Yao Holdings Ltd.(1)	186,000	67,360
Jiangsu Expressway Co. Ltd., H Shares	1,224,000	1,444,864
Jiangxi Copper Co. Ltd., H Shares	1,671,000	4,920,424
Jiayin Group, Inc., ADR(2)	10,973	138,040
Jinke Smart Services Group Co. Ltd., H Shares(1)	239,600	197,599
Jinxin Fertility Group Ltd.(1)(2)	10,510,500	3,909,801
Jiumaojiu International Holdings Ltd.(2)	1,689,000	525,615
JNBY Design Ltd.	730,500	1,892,339
JOYY, Inc., ADR	24,035	1,299,332
Jutal Offshore Oil Services Ltd.	186,000	15,083
Kangji Medical Holdings Ltd.	655,500	729,775
Kanzhun Ltd., ADR(1)	63,712	1,504,877
KE Holdings, Inc., ADR	1,108,291	19,483,756
Kinetic Development Group Ltd.	242,000	37,385
Kingboard Holdings Ltd.	2,078,500	7,650,411
Kingboard Laminates Holdings Ltd.	3,132,000	5,339,895
Kingdee International Software Group Co. Ltd.(1)	149,000	314,818
Kingsoft Corp. Ltd.	2,533,200	11,158,148
Kuaishou Technology(1)	6,766,200	66,317,814
Kunlun Energy Co. Ltd.	7,384,000	6,873,472
KWG Group Holdings Ltd.(1)	1,925,000	59,721
KWG Living Group Holdings Ltd.(1)(2)	1,096,249	37,387
Launch Tech Co. Ltd., Class H	51,500	73,498
Lee & Man Paper Manufacturing Ltd.(2)	2,179,000	825,953
Lenovo Group Ltd.	7,726,000	11,091,337
Leoch International Technology Ltd.	122,000	29,386
LEPU ScienTech Medical Technology Shanghai Co. Ltd., Class H	10,000	28,636
LexinFintech Holdings Ltd., ADR	463,905	2,931,880
Li Auto, Inc., ADR(1)(2)	1,307,234	30,523,914
Li Ning Co. Ltd.	3,911,500	9,578,220
Lingbao Gold Group Co. Ltd., Class H(2)	1,803,000	3,337,835
Linklogis, Inc., Class B(2)	3,109,500	1,040,827
LK Technology Holdings Ltd.(2)	27,500	19,013
Logan Group Co. Ltd.(1)(2)	211,000	23,132
Longfor Group Holdings Ltd.(2)	3,878,124	5,317,850
Lonking Holdings Ltd.	2,523,000	877,185
Lufax Holding Ltd., ADR(1)	106,609	313,430
Luye Pharma Group Ltd.(1)(2)	8,412,500	3,905,815
LVGEM China Real Estate Investment Co. Ltd.(1)(2)	1,760,000	63,835

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Maanshan Iron & Steel Co. Ltd., H Shares(1)	720,000	$223,300
Maoyan Entertainment(2)	284,767	284,542
Meituan, Class B(1)	3,694,610	49,208,266
Metallurgical Corp. of China Ltd., H Shares	198,000	57,848
MicroPort NeuroScientific Corp.(2)	199,923	336,000
Midea Group Co. Ltd.	375,700	3,960,291
Midea Real Estate Holding Ltd.(1)(2)	1,637,400	1,006,184
MINISO Group Holding Ltd., ADR(2)	117,342	2,915,949
Minth Group Ltd.	5,574,000	23,680,024
MMG Ltd.(1)	20,821,600	13,911,420
Nayuki Holdings Ltd.(1)	175,000	33,296
NetDragon Websoft Holdings Ltd.	712,500	955,936
NetEase Cloud Music, Inc.(1)	28,600	1,031,374
NetEase, Inc., ADR	752,695	102,509,532
New China Life Insurance Co. Ltd., H Shares	3,562,300	22,164,388
New Oriental Education & Technology Group, Inc., ADR	14,353	688,657
Newborn Town, Inc.(1)	3,904,000	6,197,149
Nexteer Automotive Group Ltd.	6,255,000	5,530,175
Nine Dragons Paper Holdings Ltd.(1)	5,319,000	3,867,583
NIO, Inc., ADR(1)(2)	1,002,535	6,396,173
Niu Technologies, ADR(1)	3,589	15,684
Noah Holdings Ltd., ADR	106,961	1,331,664
Nongfu Spring Co. Ltd., H Shares	1,941,200	12,555,913
Onewo, Inc., Class H	300,200	971,670
Orient Overseas International Ltd.	737,500	12,922,812
PDD Holdings, Inc., ADR(1)	762,999	91,727,740
People's Insurance Co. Group of China Ltd., H Shares	18,451,000	16,591,337
Perennial Energy Holdings Ltd.(1)	320,000	31,967
PetroChina Co. Ltd., Class H	28,220,200	27,325,838
Pharmaron Beijing Co. Ltd., H Shares	30,675	82,339
PICC Property & Casualty Co. Ltd., H Shares	17,926,000	43,322,988
Ping An Healthcare & Technology Co. Ltd.(2)	638,923	1,706,417
Ping An Insurance Group Co. of China Ltd., H Shares	10,197,282	74,242,773
Poly Property Group Co. Ltd.	4,642,844	957,374
Poly Property Services Co. Ltd., Class H	500,800	2,265,918
Pop Mart International Group Ltd.	1,796,600	74,679,938
Postal Savings Bank of China Co. Ltd., H Shares	12,983,000	9,041,419
Powerlong Commercial Management Holdings Ltd.(1)	96,000	27,835
Precision Tsugami China Corp. Ltd.	128,000	462,657
Q Technology Group Co. Ltd.	494,000	1,023,224
Qfin Holdings, Inc., ADR	642,991	18,723,898
Radiance Holdings Group Co. Ltd.(1)(2)	1,222,000	426,957
Road King Infrastructure Ltd.(1)	27,000	2,336
Sany Heavy Equipment International Holdings Co. Ltd.	960,000	848,924
Scholar Education Group	540,000	168,071
Seazen Group Ltd.(1)	12,834,000	4,110,015
Shandong BoAn Biotechnology Co. Ltd., Class H(1)(2)	260,600	463,773
Shandong Gold Mining Co. Ltd., H Shares(2)	274,500	1,048,609
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	2,092,400	1,581,114
Shanghai Chicmax Cosmetic Co. Ltd.(2)	123,700	1,443,051
Shanghai Conant Optical Co. Ltd., Class H	457,000	2,827,418
Shanghai Electric Group Co. Ltd., H Shares(1)	208,000	99,052
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares(2)	92,500	258,881

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Shanghai Industrial Holdings Ltd.	1,043,000	$1,937,926
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	697,600	1,107,378
Shenzhen Expressway Corp. Ltd., H Shares(2)	438,000	402,412
Shenzhen International Holdings Ltd.	8,586,745	8,662,946
Shenzhen Investment Ltd.(1)(2)	1,148,000	123,904
Shenzhou International Group Holdings Ltd.	2,122,300	16,887,025
Shimao Group Holdings Ltd.(1)	245,000	10,613
Shimao Services Holdings Ltd.(1)	1,109,000	107,349
Shoucheng Holdings Ltd.(2)	312,800	76,083
Shougang Fushan Resources Group Ltd.	14,049,623	4,970,818
Shui On Land Ltd.	16,394,000	1,601,443
Sihuan Pharmaceutical Holdings Group Ltd.(2)	14,985,000	2,817,341
Simcere Pharmaceutical Group Ltd.(2)	3,869,000	7,016,425
Sino Biopharmaceutical Ltd.	8,284,500	8,690,159
Sino-Ocean Group Holding Ltd.(1)(2)	11,273,000	179,227
Sinopec Engineering Group Co. Ltd., H Shares	5,615,500	5,026,421
Sinopec Kantons Holdings Ltd.	112,000	61,099
Sinopec Shanghai Petrochemical Co. Ltd., Class H	100,400	17,413
Sinopharm Group Co. Ltd., H Shares	5,038,000	12,140,722
Sinotrans Ltd., H Shares	138,000	81,403
Sinotruk Hong Kong Ltd.	1,039,500	3,030,787
Skyworth Group Ltd.(1)(2)	3,417,087	1,523,382
SOHO China Ltd.(1)	1,023,000	79,292
Sohu.com Ltd., ADR(1)	100,427	1,614,364
SSY Group Ltd.	4,072,000	1,487,190
Sun Art Retail Group Ltd.	4,535,000	1,183,794
Sun King Technology Group Ltd.(1)	708,000	152,399
Sunac Services Holdings Ltd.	10,916,000	2,347,478
Sunny Optical Technology Group Co. Ltd.	1,768,900	19,052,452
Sunshine Insurance Group Co. Ltd.	863,000	465,026
Sunshine Lake Pharma Co. Ltd.(1)(2)	447,405	2,981,552
SY Holdings Group Ltd.(2)	1,217,500	1,863,124
Tencent Holdings Ltd.	5,204,700	403,075,153
Tencent Music Entertainment Group, ADR	984,055	24,129,029
Tian Ge Interactive Holdings Ltd.	9,000	787
Tian Lun Gas Holdings Ltd.(2)	90,500	60,029
Tiangong International Co. Ltd.(2)	2,302,000	741,789
Tianli International Holdings Ltd.(2)	3,939,000	1,921,424
Tianneng Power International Ltd.(2)	6,894,000	7,184,164
Tingyi Cayman Islands Holding Corp.	10,132,000	14,398,563
Tong Ren Tang Technologies Co. Ltd., H Shares	761,000	484,859
Tongcheng Travel Holdings Ltd.	2,458,000	6,954,154
Tongda Group Holdings Ltd.(1)	2,745,000	38,846
Tongdao Liepin Group	248,600	135,350
Topsports International Holdings Ltd.	10,463,000	4,352,181
Towngas Smart Energy Co. Ltd.	936,961	483,121
TravelSky Technology Ltd., H Shares	1,423,000	1,991,221
Trip.com Group Ltd., ADR	233,257	17,202,704
Tsaker New Energy Tech Co. Ltd.	123,500	12,521
Tsingtao Brewery Co. Ltd., H Shares	1,074,000	6,984,212
Tuhu Car, Inc.(1)	98,700	255,119
Uni-President China Holdings Ltd.	2,198,000	2,625,535
Untrade.Ch Wood Opti(1)	8,000	10

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Vipshop Holdings Ltd., ADR	1,709,999	$28,625,383
Viva Biotech Holdings(1)	894,000	307,042
Vnet Group, Inc., ADR(1)(2)	4,999	43,291
Want Want China Holdings Ltd.	20,729,000	14,412,331
Wasion Holdings Ltd.	494,000	734,023
Weibo Corp., ADR(2)	500,983	5,741,265
Weichai Power Co. Ltd., H Shares	2,777,000	5,837,732
Weilong Delicious Global Holdings Ltd.(2)	2,034,000	3,558,199
West China Cement Ltd.(2)	11,586,000	3,958,894
Wison Engineering Services Co. Ltd.(1)	19,000	1,074
Wuling Motors Holdings Ltd.	800,000	70,115
WuXi AppTec Co. Ltd., H Shares	442,904	6,171,841
Wuxi Biologics Cayman, Inc.(1)	1,673,000	7,197,027
X Financial, ADR	1,275	19,380
XD, Inc.	228,400	2,383,797
Xiabuxiabu Catering Management China Holdings Co. Ltd.(1)	1,643,500	172,077
Xin Point Holdings Ltd.	57,000	30,229
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	56,000	85,678
Xinjiang Xinxin Mining Industry Co. Ltd., H Shares	256,000	47,335
Xinte Energy Co. Ltd., H Shares(1)(2)	2,679,200	2,343,360
Xinyi Energy Holdings Ltd.(2)	2,912,006	475,313
Xinyi Solar Holdings Ltd.(2)	7,262,976	3,162,810
XJ International Holdings Co. Ltd.(1)	9,112,000	234,201
XPeng, Inc., Class A, ADR(1)	31,117	654,079
Xtep International Holdings Ltd.	1,809,419	1,546,561
Yadea Group Holdings Ltd.	4,335,369	7,562,026
Yankuang Energy Group Co. Ltd., H Shares(2)	7,769,000	9,037,337
Yeahka Ltd.(1)(2)	238,400	365,020
Yidu Tech, Inc.(1)	464,300	362,566
Yihai International Holding Ltd.(2)	3,186,000	5,625,338
Yiren Digital Ltd., ADR	17,674	102,863
Yixin Group Ltd.(2)	10,329,000	4,238,078
Youdao, Inc., ADR(1)(2)	4,860	43,594
Yuexiu Property Co. Ltd.	6,830,400	4,356,738
Yuexiu Services Group Ltd.	448,500	162,122
Yuexiu Transport Infrastructure Ltd.	2,690,000	1,480,345
Yum China Holdings, Inc.	782,178	34,979,000
Zengame Technology Holding Ltd.	1,086,000	360,939
Zhaojin Mining Industry Co. Ltd., H Shares	3,095,000	9,721,436
Zhejiang Expressway Co. Ltd., H Shares	7,746,400	6,845,871
Zhihu, Inc., ADR(1)	60,565	290,712
ZhongAn Online P&C Insurance Co. Ltd., H Shares(1)(2)	1,207,500	3,078,787
Zhongsheng Group Holdings Ltd.(2)	1,646,000	3,414,968
Zhongyu Energy Holdings Ltd.(2)	175,000	83,986
Zhou Hei Ya International Holdings Co. Ltd.(2)	2,932,500	922,626
Zijin Mining Group Co. Ltd., H Shares	8,632,000	28,662,308
ZMJ Group Co. Ltd., H Shares	124,400	289,696
Zonqing Environmental Ltd.(1)(2)	132,000	80,321
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	608,400	505,548
ZTO Express Cayman, Inc., ADR	780,784	14,210,269
Zylox-Tonbridge Medical Technology Co. Ltd.	21,000	62,141
		3,407,937,027

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Colombia — 0.1%
Cementos Argos SA	315,030	$782,625
Corp. Financiera Colombiana SA(1)	24,838	111,909
Ecopetrol SA, ADR(2)	463,859	4,360,275
Grupo Argos SA	252,756	1,087,217
Grupo Cibest SA	60,684	894,267
Grupo Cibest SA, ADR	112,176	5,660,401
Grupo de Inversiones Suramericana SA	53,714	619,872
Interconexion Electrica SA ESP	276,217	1,512,670
Mineros SA	233,875	593,820
		15,623,056
Czech Republic — 0.2%
CEZ AS	218,071	13,636,836
Komercni Banka AS	126,470	6,179,109
Moneta Money Bank AS	276,739	2,029,161
		21,845,106
Egypt — 0.1%
Commercial International Bank - Egypt (CIB), GDR	6,047,444	11,737,647
Greece — 0.7%
Aegean Airlines SA	110,364	1,853,051
Aktor SA Holding Co. Technical & Energy Projects(1)(2)	99,451	906,032
Alpha Bank SA	4,200,833	16,665,199
Athens International Airport SA	55,650	691,721
Athens Water Supply & Sewage Co. SA	3,091	26,204
Autohellas Tourist & Trading SA	2,971	39,649
Eurobank Ergasias Services & Holdings SA, Class A	1,540,505	5,661,450
Fourlis Holdings SA	364	2,106
GEK TERNA SA	114,460	3,000,492
Hellenic Exchanges - Athens Stock Exchange SA	13,579	110,896
Hellenic Telecommunications Organization SA	125,584	2,337,343
HELLENiQ ENERGY Holdings SA	259,547	2,609,027
Holding Co. ADMIE IPTO SA	165,583	660,999
Intracom Holdings SA(1)	50,025	210,381
Jumbo SA	104,236	3,718,904
LAMDA Development SA(1)	52,368	453,041
Metlen Energy & Metals PLC(1)	55,514	3,559,031
Metlen Energy & Metals SA(1)	71,270	4,560,818
Motor Oil Hellas Corinth Refineries SA	145,318	4,283,122
National Bank of Greece SA	671,165	9,294,848
OPAP SA	112,747	2,530,294
Optima bank SA	321,080	2,933,338
Piraeus Financial Holdings SA(1)	1,517,145	11,741,196
Public Power Corp. SA	178,811	2,989,890
Titan SA	77,502	3,365,584
Viohalco SA	30,134	230,163
		84,434,779
Hong Kong — 0.0%
Amrita Global Development Ltd.(1)	84,000	108
CARsgen Therapeutics Holdings Ltd.(1)	81,500	243,139
Central China Management Co. Ltd.(1)	499,000	640
China General Education Group Ltd.(1)	60,000	16,397
China Harmony Auto Holding Ltd.(1)	269,500	81,786
China Renaissance Holdings Ltd.(1)	202,700	214,543

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
China Zhongwang Holdings Ltd.(1)(2)	492,912	$632
Coolpad Group Ltd.(1)	46,350	5,941
EVA Precision Industrial Holdings Ltd.	1,202,000	139,095
Hebei Construction Group Corp. Ltd., H Shares(1)(2)	31,500	2,148
Hilong Holding Ltd.(1)	968,000	19,495
Homeland Interactive Technology Ltd.(1)	142,000	17,650
IVD Medical Holding Ltd.(1)	3,000	3,725
Jiayuan International Group Ltd.(1)(2)	2,194,000	2,814
Jinchuan Group International Resources Co. Ltd.(1)(2)	6,422,000	395,428
Minsheng Education Group Co. Ltd.(1)	254,000	5,340
Mobvista, Inc.(1)	142,000	257,444
New Horizon Health Ltd.(1)	127,500	164
Redco Properties Group Ltd.(1)(2)	44,000	537
Shanghai Industrial Urban Development Group Ltd.(1)	403,600	17,677
Shanghai Pioneer Holding Ltd.	123,000	31,511
Shinsun Holdings Group Co. Ltd.(1)	641,000	822
Trigiant Group Ltd.(1)	28,000	1,164
Venus MedTech Hangzhou, Inc., H Shares(1)	36,500	17,311
		1,475,511
Hungary — 0.3%
Magyar Telekom Telecommunications PLC	355,951	2,022,167
MOL Hungarian Oil & Gas PLC	1,010,783	8,698,778
Opus Global Nyrt	104,558	179,111
OTP Bank Nyrt	271,171	23,652,680
Richter Gedeon Nyrt	129,630	3,932,107
		38,484,843
India — 17.9%
360 ONE WAM Ltd.	122,038	1,410,103
3M India Ltd.	839	292,366
5Paisa Capital Ltd.(1)	6,149	24,812
63 Moons Technologies Ltd.	82,458	845,768
Aadhar Housing Finance Ltd.(1)	157,293	896,970
Aarti Drugs Ltd.	141,929	756,144
Aarti Industries Ltd.	748,960	3,191,998
Aarti Pharmalabs Ltd.	73,726	703,647
Aavas Financiers Ltd.(1)	88,072	1,518,128
ABB India Ltd.	9,355	530,660
ACC Ltd.	80,944	1,653,927
Accelya Solutions India Ltd.	2,877	45,612
Acme Solar Holdings Ltd.	164,941	532,181
Action Construction Equipment Ltd.	67,416	804,157
Adani Energy Solutions Ltd.(1)	124,815	1,083,120
Adani Enterprises Ltd.	69,537	1,770,039
Adani Green Energy Ltd.(1)	76,081	788,623
Adani Ports & Special Economic Zone Ltd.	620,078	9,237,723
Adani Power Ltd.(1)	908,185	6,192,214
Adani Total Gas Ltd.	73,941	495,926
Aditya Birla Capital Ltd.(1)	451,990	1,424,388
Aditya Birla Lifestyle Brands Ltd.(1)	127,273	194,769
Aditya Birla Real Estate Ltd.	28,642	568,832
Aditya Birla Sun Life Asset Management Co. Ltd.	178,695	1,692,272
Advanced Enzyme Technologies Ltd.	16,916	66,283
Aegis Logistics Ltd.	167,602	1,278,277

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Affle 3i Ltd.(1)	3,390	$73,327
Agarwal Industrial Corp. Ltd.	3,766	33,508
AGI Greenpac Ltd.	75,359	763,251
AGI Infra Ltd.	27,959	360,245
AIA Engineering Ltd.(1)	13,987	484,402
Ajanta Pharma Ltd.	76,901	2,160,898
Akzo Nobel India Ltd.	18,221	704,906
Alembic Ltd.	146,783	169,000
Alembic Pharmaceuticals Ltd.	55,025	584,559
Alivus Life Sciences Ltd.(1)	81,662	875,087
Alkem Laboratories Ltd.	3,591	215,823
Alkyl Amines Chemicals	10,995	249,957
Allcargo Logistics Ltd.	421,343	149,271
Allcargo Terminals Ltd.(1)	89,445	27,411
Alok Industries Ltd.(1)	539,944	106,823
Amara Raja Energy & Mobility Ltd.	262,236	2,948,452
Amber Enterprises India Ltd.(1)	57,291	4,718,550
Ambika Cotton Mills Ltd.	1,427	22,772
Ambuja Cements Ltd.	511,192	3,267,009
Amrutanjan Health Care Ltd.	2,916	22,885
Anand Rathi Wealth Ltd.	30,821	976,246
Anant Raj Ltd.	297,422	1,743,161
Andhra Paper Ltd.	123,270	108,601
Andhra Sugars Ltd.	39,773	33,984
Angel One Ltd.	203,257	5,094,918
Antony Waste Handling Cell Ltd.(1)	3,044	19,769
Anup Engineering Ltd.	8,623	216,229
Anupam Rasayan India Ltd.	13,454	172,186
Apar Industries Ltd.	37,936	3,327,793
Apcotex Industries Ltd.	6,865	30,226
APL Apollo Tubes Ltd.	119,374	2,172,728
Apollo Hospitals Enterprise Ltd.	75,069	6,482,679
Apollo Tyres Ltd.	782,597	4,099,299
Aptech Ltd.	37,688	55,488
Aptus Value Housing Finance India Ltd.	220,274	793,717
Archean Chemical Industries Ltd.	241,535	1,798,043
Arkade Developers Ltd.	197,713	388,554
Arman Financial Services Ltd.(1)	5,535	85,276
Arvind Fashions Ltd.	87,993	518,305
Arvind Ltd.	528,466	1,684,917
Arvind SmartSpaces Ltd.	6,068	40,607
Asahi India Glass Ltd.(1)	145,256	1,378,749
Ashok Leyland Ltd.	2,052,251	2,952,796
Ashoka Buildcon Ltd.(1)	439,965	862,536
Asian Paints Ltd.	420,126	12,001,111
Associated Alcohols & Breweries Ltd.	8,714	103,319
Aster DM Healthcare Ltd.	762,782	5,199,397
Astral Ltd.	50,132	773,572
AstraZeneca Pharma India Ltd.	2,120	203,611
Atul Ltd.	9,782	696,246
AU Small Finance Bank Ltd.	533,784	4,346,303
Aurobindo Pharma Ltd.	319,069	3,717,576
Avadh Sugar & Energy Ltd.	12,662	59,092

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Avantel Ltd.	35,790	$60,817
Avanti Feeds Ltd.	111,233	811,027
Avenue Supermarts Ltd.(1)	74,081	3,996,094
Awfis Space Solutions Ltd.(1)	48,866	313,966
Axis Bank Ltd., GDR	241,837	14,369,671
Baazar Style Retail Ltd.(1)	6,248	22,969
Bajaj Auto Ltd.	75,344	7,373,689
Bajaj Consumer Care Ltd.(1)	130,751	347,686
Bajaj Electricals Ltd.	87,641	566,361
Bajaj Finance Ltd.	3,668,634	36,545,866
Bajaj Finserv Ltd.	228,370	4,957,222
Bajaj Healthcare Ltd.	63,102	301,763
Bajaj Hindusthan Sugar Ltd.(1)	3,176,438	728,494
Bajel Projects Ltd.(1)	88,904	203,291
Balaji Amines Ltd.	28,974	479,115
Balkrishna Industries Ltd.	112,099	2,913,574
Balmer Lawrie & Co. Ltd.	25,352	62,680
Balrampur Chini Mills Ltd.	286,557	1,743,021
Banco Products India Ltd.	100,555	657,648
Bandhan Bank Ltd.	2,959,553	5,430,649
Bank of Baroda	1,907,584	5,039,280
Bank of Maharashtra	1,475,821	869,208
BASF India Ltd.	9,967	520,305
Bata India Ltd.	198,945	2,476,644
Bayer CropScience Ltd.	25,401	1,507,298
BEML Ltd.	53,684	2,336,336
Berger Paints India Ltd.	60,972	368,952
Best Agrolife Ltd.	12,834	52,238
Bhansali Engineering Polymers Ltd.	129,552	152,276
Bharat Bijlee Ltd.(1)	9,093	306,639
Bharat Electronics Ltd.	8,042,024	33,698,495
Bharat Forge Ltd.	385,805	4,843,124
Bharat Heavy Electricals Ltd.	1,356,914	3,201,491
Bharat Petroleum Corp. Ltd.	2,760,788	9,652,292
Bharat Rasayan Ltd.	1,532	174,658
Bharat Wire Ropes Ltd.(1)	16,593	32,152
Bharti Airtel Ltd.	232,596	4,985,619
Bharti Airtel Ltd.	16,614	272,391
Bikaji Foods International Ltd.	71,251	638,656
Biocon Ltd.	135,299	534,492
Birla Corp. Ltd.(1)	84,020	1,192,772
BirlaNu Ltd.	1,459	31,007
Birlasoft Ltd.	150,635	628,281
Bliss Gvs Pharma Ltd.	133,216	235,107
BLS International Services Ltd.	111,562	464,294
Blue Dart Express Ltd.	11,127	707,490
Blue Jet Healthcare Ltd.	12,853	97,451
Blue Star Ltd.	47,856	1,021,993
Bluspring Enterprises Ltd.(1)	100,075	90,203
Bombay Burmah Trading Co.	63,549	1,264,674
Bombay Dyeing & Manufacturing Co. Ltd.	334,800	644,905
Bosch Ltd.	1,131	512,780
Brigade Enterprises Ltd.	279,755	2,929,395

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Brightcom Group Ltd.(1)	2,954,015	$543,101
Britannia Industries Ltd.	141,502	9,340,182
BSE Ltd.	644,504	15,330,605
Butterfly Gandhimathi Appliances Ltd.(1)	136	1,121
Camlin Fine Sciences Ltd.(1)	89,292	206,534
Campus Activewear Ltd.	46,474	139,379
Can Fin Homes Ltd.	357,416	2,911,434
Canara Bank	4,225,295	4,975,965
Capacit'e Infraprojects Ltd.(1)	131,920	421,679
Caplin Point Laboratories Ltd.	7,672	182,625
Capri Global Capital Ltd.	400	840
Carborundum Universal Ltd.	41,096	425,279
Care Ratings Ltd.	21,442	379,641
Castrol India Ltd.	1,575,258	3,523,924
Ceat Ltd.	84,123	2,989,161
Central Depository Services India Ltd.	185,653	2,999,967
Century Enka Ltd.	6,013	34,155
Century Plyboards India Ltd.	40,783	345,240
CESC Ltd.	1,031,979	1,781,410
CG Power & Industrial Solutions Ltd.	114,347	901,272
Chalet Hotels Ltd.(1)	53,682	614,677
Chambal Fertilisers & Chemicals Ltd.	780,232	4,778,472
Chemplast Sanmar Ltd.(1)	97,604	473,043
Chennai Petroleum Corp. Ltd.	466,568	3,415,422
Cholamandalam Financial Holdings Ltd.	80,874	1,582,394
Cholamandalam Investment & Finance Co. Ltd.	741,546	11,961,272
CIE Automotive India Ltd.	199,857	872,388
Cigniti Technologies Ltd.(1)	32,004	590,897
Cipla Ltd.	520,663	9,385,069
City Union Bank Ltd.	1,457,885	3,241,528
Clean Science & Technology Ltd.	20,980	279,565
CMS Info Systems Ltd.	345,007	1,605,130
Coal India Ltd.	3,122,023	13,267,909
Cochin Shipyard Ltd.	243,522	4,442,988
Coffee Day Enterprises Ltd.(1)	302,992	172,317
Coforge Ltd.	122,231	2,388,141
Cohance Lifesciences Ltd.(1)	103,823	1,035,315
Colgate-Palmolive India Ltd.	173,327	4,584,916
Computer Age Management Services Ltd.	78,709	3,309,548
Confidence Petroleum India Ltd.	84,023	45,117
Container Corp. of India Ltd.	144,973	866,818
Coromandel International Ltd.	336,178	8,800,303
Cosmo First Ltd.	36,082	405,072
Craftsman Automation Ltd.	27,280	2,139,723
CreditAccess Grameen Ltd.(1)	273,006	4,332,086
CRISIL Ltd.	15,673	886,022
Crompton Greaves Consumer Electricals Ltd.	570,588	2,135,768
CSB Bank Ltd.(1)	161,930	666,013
Cummins India Ltd.	52,937	2,295,421
Cyient Ltd.	311,957	4,133,967
Dabur India Ltd.	552,597	3,265,596
Dalmia Bharat Ltd.	55,659	1,516,563
Dalmia Bharat Sugar & Industries Ltd.	20,459	87,021

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Datamatics Global Services Ltd.(1)	30,145	$345,736
DB Corp. Ltd.	130,929	396,969
DCB Bank Ltd.	721,788	1,002,573
DCM Shriram Industries Ltd.	25,127	45,000
DCM Shriram Ltd.	96,581	1,358,262
DCW Ltd.(1)	42,776	35,249
Deccan Cements Ltd.	2,682	30,704
Deepak Fertilisers & Petrochemicals Corp. Ltd.	328,993	5,177,580
Deepak Nitrite Ltd.	78,732	1,598,881
Delta Corp. Ltd.	54,099	52,058
DEN Networks Ltd.(1)	238,517	94,814
Devyani International Ltd.(1)	500,752	990,138
Dhampur Bio Organics Ltd.	14,248	13,817
Dhampur Sugar Mills Ltd.(1)	63,645	89,515
Dhani Services Ltd.(1)	728,073	508,348
Dhanuka Agritech Ltd.	32,902	596,645
Digitide Solutions Ltd.(1)	100,075	227,809
Dilip Buildcon Ltd.	93,871	495,393
Dish TV India Ltd.(1)	4,731,105	274,333
Dishman Carbogen Amcis Ltd.(1)	152,040	456,516
Divi's Laboratories Ltd.	59,268	4,119,136
Dixon Technologies India Ltd.	34,644	6,563,027
DLF Ltd.	488,357	4,094,347
D-Link India Ltd.	82,166	441,300
Dodla Dairy Ltd.	9,884	152,845
Dolat Algotech Ltd.	29,070	26,271
Dollar Industries Ltd.	16,194	64,769
Dr. Lal PathLabs Ltd.	53,551	2,008,971
Dr. Reddy's Laboratories Ltd., ADR	1,067,669	15,160,900
Dwarikesh Sugar Industries Ltd.	234,218	104,733
eClerx Services Ltd.	95,633	4,578,221
Ecos India Mobility & Hospitality Ltd.	19,168	58,462
Edelweiss Financial Services Ltd.	1,744,923	2,119,769
Eicher Motors Ltd.	65,013	4,499,068
EID Parry India Ltd.(1)	390,332	4,984,753
EIH Ltd.	194,953	882,944
Elecon Engineering Co. Ltd.	291,511	1,826,895
Electrosteel Castings Ltd.	550,986	609,357
Elgi Equipments Ltd.	24,192	129,471
Emami Ltd.	442,291	2,879,532
Embassy Developments Ltd.(1)	963,098	1,022,878
Endurance Technologies Ltd.	53,007	1,724,674
Engineers India Ltd.	600,720	1,351,439
Entertainment Network India Ltd.	5,881	10,780
Enviro Infra Engineers Ltd.(1)	96,638	273,071
Epack Durable Ltd.(1)	87,468	376,494
Epigral Ltd.	44,540	915,624
EPL Ltd.	596,111	1,518,675
Equitas Small Finance Bank Ltd.(1)	1,753,295	999,668
Eris Lifesciences Ltd.	20,220	412,784
Escorts Kubota Ltd.	32,530	1,317,060
Ester Industries Ltd.(1)	21,161	26,131
Eternal Ltd.(1)	1,887,517	6,725,255

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Eveready Industries India Ltd.	144,726	$692,074
Everest Industries Ltd.(1)	9,022	68,568
Everest Kanto Cylinder Ltd.	89,938	139,797
Excel Industries Ltd.	2,396	33,532
Exide Industries Ltd.	691,773	3,110,588
FDC Ltd.	32,405	168,157
Fedbank Financial Services Ltd.(1)	63,154	97,193
Federal Bank Ltd.	3,523,276	7,663,013
Federal-Mogul Goetze India Ltd.(1)	21,614	129,958
FIEM Industries Ltd.	23,408	558,223
Filatex India Ltd.	263,253	154,923
Fine Organic Industries Ltd.	23,519	1,252,726
Fineotex Chemical Ltd.	13,285	35,926
Finolex Cables Ltd.	93,670	871,795
Finolex Industries Ltd.	842,236	2,026,354
Firstsource Solutions Ltd.	31,653	125,977
Five-Star Business Finance Ltd.	445,859	2,756,711
Force Motors Ltd.(1)	18,447	4,075,296
Fortis Healthcare Ltd.	478,694	4,946,778
Fusion Finance Ltd.(1)	54,033	104,534
G R Infraprojects Ltd.	28,647	406,161
Gabriel India Ltd.	196,041	2,563,600
GAIL India Ltd.	3,377,004	6,631,600
Galaxy Surfactants Ltd.	4,170	106,985
Ganesha Ecosphere Ltd.	2,544	38,418
Garden Reach Shipbuilders & Engineers Ltd.	70,951	1,891,111
Garware Hi-Tech Films Ltd.	3,500	107,077
Garware Technical Fibres Ltd.	3,040	26,400
Gateway Distriparks Ltd.	261,246	190,713
General Insurance Corp. of India	46,922	193,366
Geojit Financial Services Ltd.	278,250	224,976
GHCL Ltd.	250,230	1,569,307
GHCL Textiles Ltd.	160,202	144,578
GIC Housing Finance Ltd.	50,686	98,957
Gillette India Ltd.	13,365	1,529,959
Gland Pharma Ltd.	46,023	976,022
GlaxoSmithKline Pharmaceuticals Ltd.	32,375	1,022,265
Glenmark Pharmaceuticals Ltd.	502,700	10,961,307
Global Health Ltd.	80,072	1,247,042
Globus Spirits Ltd.	37,505	512,205
GM Breweries Ltd.	5,985	45,862
GMM Pfaudler Ltd.	66,327	885,996
GMR Airports Ltd.(1)	1,579,734	1,543,482
Go Fashion India Ltd.(1)	7,294	58,393
Godawari Power & Ispat Ltd.	2,325,082	6,135,424
Godrej Agrovet Ltd.	151,466	1,272,605
Godrej Consumer Products Ltd.	215,800	3,041,538
Godrej Properties Ltd.(1)	121,674	2,687,749
Gokaldas Exports Ltd.(1)	165,113	1,262,857
Gokul Agro Resources Ltd.(1)	143,624	531,494
Goldiam International Ltd.	90,563	373,476
Goodluck India Ltd.	7,850	105,965
Goodyear India Ltd.	1,471	16,362

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
GPT Healthcare Ltd.	39,189	$65,852
Granules India Ltd.	337,898	1,886,820
Graphite India Ltd.	101,324	587,178
Grasim Industries Ltd.	238,437	7,503,643
Great Eastern Shipping Co. Ltd.	500,055	5,257,357
Greaves Cotton Ltd.	144,611	325,380
Greenpanel Industries Ltd.	123,529	379,048
Greenply Industries Ltd.	67,865	237,390
Grindwell Norton Ltd.	9,735	172,617
Gujarat Alkalies & Chemicals Ltd.	28,265	180,839
Gujarat Ambuja Exports Ltd.	308,565	362,005
Gujarat Fluorochemicals Ltd.	8,720	337,604
Gujarat Gas Ltd.	194,730	926,913
Gujarat Industries Power Co. Ltd.	194,745	392,583
Gujarat Mineral Development Corp. Ltd.	359,507	1,648,542
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	386,149	2,288,302
Gujarat Pipavav Port Ltd.	1,483,476	2,508,537
Gujarat State Fertilizers & Chemicals Ltd.	1,428,796	3,200,707
Gujarat State Petronet Ltd.	1,026,206	3,373,130
Gulf Oil Lubricants India Ltd.	67,328	954,768
Happy Forgings Ltd.	5,441	55,625
Hathway Cable & Datacom Ltd.(1)	1,797,465	297,915
Havells India Ltd.	112,831	1,953,939
HBL Engineering Ltd.	133,190	1,221,059
HCL Technologies Ltd.	1,443,521	23,801,642
HDFC Asset Management Co. Ltd.	135,500	8,394,638
HDFC Bank Ltd.	7,369,368	79,540,721
HDFC Life Insurance Co. Ltd.	332,970	2,916,690
HealthCare Global Enterprises Ltd.(1)	67,197	512,826
HEG Ltd.	130,564	683,879
HeidelbergCement India Ltd.	131,607	306,870
Heritage Foods Ltd.	210,230	1,100,610
Hero MotoCorp Ltd.	230,452	13,289,139
Hexaware Technologies Ltd.	75,960	652,542
HFCL Ltd.	583,887	465,054
HG Infra Engineering Ltd.	49,779	548,296
Hikal Ltd.	65,233	188,536
Himadri Speciality Chemical Ltd., ADR	323,545	1,635,951
Himatsingka Seide Ltd.	189,875	250,339
Hindalco Industries Ltd.	3,152,726	25,194,589
Hinduja Global Solutions Ltd.	6,189	35,962
Hindustan Aeronautics Ltd.	240,063	11,803,830
Hindustan Construction Co. Ltd.(1)	303,293	87,119
Hindustan Copper Ltd.	578,594	1,509,887
Hindustan Oil Exploration Co. Ltd.(1)	193,026	364,870
Hindustan Petroleum Corp. Ltd.	3,236,365	13,801,181
Hindustan Unilever Ltd.	241,980	7,297,068
Hindware Home Innovation Ltd.(1)	53,383	187,618
Hitachi Energy India Ltd.	5,957	1,292,764
HI-Tech Pipes Ltd.	165,959	162,099
Home First Finance Co. India Ltd.	51,593	713,243
Housing & Urban Development Corp. Ltd.	202,810	470,421
Hubtown Ltd.(1)	132,748	531,119

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Huhtamaki India Ltd.	34,953	$85,483
Hyundai Motor India Ltd.	55,033	1,537,091
I G Petrochemicals Ltd.	7,893	38,396
ICICI Bank Ltd.	628,319	9,955,629
ICICI Bank Ltd., ADR	2,838,595	90,097,005
ICICI Lombard General Insurance Co. Ltd.	132,921	2,775,247
ICICI Prudential Life Insurance Co. Ltd.	108,937	740,899
IDFC First Bank Ltd.	5,246,378	4,044,024
IFCI Ltd.(1)	638,326	370,092
IIFL Capital Services Ltd.	578,350	1,944,502
IIFL Finance Ltd.(1)	1,125,220	5,453,624
India Cements Ltd.(1)	180,733	782,808
India Glycols Ltd.(1)	120,616	1,116,233
India Pesticides Ltd.	37,916	90,686
India Shelter Finance Corp. Ltd.	11,023	117,659
IndiaMart InterMesh Ltd.	74,659	2,199,450
Indian Bank	276,481	2,048,620
Indian Energy Exchange Ltd.	1,222,790	1,939,176
Indian Hotels Co. Ltd.	400,319	3,444,957
Indian Hume Pipe Co. Ltd.	14,892	60,813
Indian Metals & Ferro Alloys Ltd.	22,223	217,337
Indian Oil Corp. Ltd.	3,110,470	4,819,984
Indian Overseas Bank(1)	35,971	15,543
Indian Railway Catering & Tourism Corp. Ltd.	84,463	663,070
Indian Renewable Energy Development Agency Ltd.(1)	1,514,717	2,415,113
Indo Count Industries Ltd.	209,651	550,023
Indoco Remedies Ltd.	15,023	45,419
IndoStar Capital Finance Ltd.(1)	34,560	101,252
Indraprastha Gas Ltd.	913,995	2,143,920
Indraprastha Medical Corp. Ltd.	175,650	873,663
Indus Towers Ltd.(1)	3,948,900	15,171,484
IndusInd Bank Ltd.(1)	768,496	6,440,582
Infibeam Avenues Ltd.(1)	1,854,144	328,835
Infibeam Avenues Ltd.(1)	149,765	16,449
Info Edge India Ltd.	309,883	4,771,974
Infosys Ltd., ADR(2)	3,309,661	55,668,498
Inox Green Energy Services Ltd.(1)	75,290	125,416
INOX India Ltd.	14,611	185,555
Insecticides India Ltd.(1)	3,039	28,465
Intellect Design Arena Ltd.	102,543	1,136,591
Interarch Building Solutions Ltd.(1)	1,366	32,141
InterGlobe Aviation Ltd.	109,573	7,024,874
International Gemmological Institute India Ltd.	26,414	99,750
IOL Chemicals & Pharmaceuticals Ltd.	728,359	749,434
ION Exchange India Ltd.	81,844	387,678
Ipca Laboratories Ltd.	65,277	1,024,642
IRB Infrastructure Developers Ltd.	2,563,567	1,247,561
IRCON International Ltd.	814,550	1,483,000
ISGEC Heavy Engineering Ltd.(1)	24,084	267,742
ITC Hotels Ltd.(1)	1,378,731	3,730,638
ITD Cementation India Ltd.	447,475	3,596,767
J Kumar Infraprojects Ltd.	79,076	554,115
Jagran Prakashan Ltd.	44,477	36,195

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Jai Balaji Industries Ltd.(1)	748,040	$878,086
Jai Corp. Ltd.	112,864	153,336
Jain Irrigation Systems Ltd.(1)	478,966	269,875
Jaiprakash Associates Ltd.(1)	521,016	22,104
Jaiprakash Power Ventures Ltd.(1)	18,057,026	3,765,499
Jammu & Kashmir Bank Ltd.	2,658,725	2,983,417
Jamna Auto Industries Ltd.	496,123	584,102
Jana Small Finance Bank Ltd.(1)	42,435	236,233
Jay Bharat Maruti Ltd.	18,175	17,736
JB Chemicals & Pharmaceuticals Ltd.	89,051	1,740,983
JBM Auto Ltd.	33,952	229,128
Jindal Drilling & Industries Ltd.	6,849	47,032
Jindal Poly Films Ltd.	9,031	61,549
Jindal Saw Ltd.	875,063	1,959,629
Jindal Stainless Ltd.	717,838	6,214,723
Jindal Steel Ltd.	715,469	7,675,247
Jio Financial Services Ltd.	3,634,832	12,859,152
JK Cement Ltd.	82,939	6,538,783
JK Lakshmi Cement Ltd.	325,669	3,404,353
JK Paper Ltd.	534,351	2,271,337
JK Tyre & Industries Ltd.	329,490	1,199,033
JM Financial Ltd.	1,794,479	3,609,038
Johnson Controls-Hitachi Air Conditioning India Ltd.	8,701	170,717
JSW Energy Ltd.	510,714	2,829,808
JSW Steel Ltd.	510,243	5,947,973
JTEKT India Ltd.	75,766	115,882
Jubilant Foodworks Ltd.	494,012	3,516,826
Jubilant Ingrevia Ltd.	163,322	1,340,653
Jubilant Pharmova Ltd.	63,870	741,195
Just Dial Ltd.(1)	64,386	590,287
Jyoti Structures Ltd.(1)	356,639	60,909
Kajaria Ceramics Ltd.	309,200	4,248,535
Kalpataru Projects International Ltd.	243,548	3,455,494
Kalyan Jewellers India Ltd.(1)	237,790	1,360,716
Kalyani Steels Ltd.	17,306	163,283
Kamdhenu Ltd.(1)	85,780	27,347
Kansai Nerolac Paints Ltd.	36,073	98,188
Karnataka Bank Ltd.	706,676	1,375,057
Karur Vysya Bank Ltd.	2,082,883	5,055,537
Kaveri Seed Co. Ltd.	116,957	1,546,523
KCP Ltd.	184,233	411,917
KEC International Ltd.	303,032	2,774,514
KEI Industries Ltd.	53,954	2,334,299
Kellton Tech Solutions Ltd.(1)	106,695	31,037
Kennametal India Ltd.	3,609	90,044
Kfin Technologies Ltd.	108,120	1,254,045
Kiri Industries Ltd.(1)	65,827	396,136
Kirloskar Brothers Ltd.	88,451	1,946,562
Kirloskar Ferrous Industries Ltd.	65,501	407,916
Kirloskar Oil Engines Ltd.	120,102	1,226,801
Kitex Garments Ltd.	59,043	119,524
KNR Constructions Ltd.	291,651	631,055
Kolte-Patil Developers Ltd.(1)	28,083	149,009

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Kopran Ltd.	44,402	$77,940
Kotak Mahindra Bank Ltd.	1,309,269	29,119,787
KPI Green Energy Ltd.	156,258	852,802
KPIT Technologies Ltd.	232,921	3,143,260
KPR Mill Ltd.	63,397	710,141
KRBL Ltd.	224,415	1,097,137
Krishna Institute of Medical Sciences Ltd.(1)	191,352	1,570,404
KRN Heat Exchanger & Refrigeration Ltd.(1)	35,719	349,137
L&T Finance Ltd.	2,296,356	5,656,562
L&T Technology Services Ltd.	5,165	247,369
LA Opala RG Ltd.	18,529	50,936
Landmark Cars Ltd.	13,672	93,483
Larsen & Toubro Ltd.	1,044,540	42,647,601
Laurus Labs Ltd.	421,754	4,097,646
Laxmi Organic Industries Ltd.	292,354	670,166
LG Balakrishnan & Bros Ltd.	46,436	669,113
LIC Housing Finance Ltd.	1,038,870	6,543,814
Lincoln Pharmaceuticals Ltd.	19,446	118,781
Linde India Ltd.	5,307	384,313
Lloyds Metals & Energy Ltd.	55,641	814,205
Lodha Developers Ltd.	157,867	2,137,065
LT Foods Ltd.	331,147	1,583,872
LTIMindtree Ltd.	52,313	3,043,336
Lumax Auto Technologies Ltd.	3,922	52,298
Lupin Ltd.	298,533	6,420,572
LUX Industries Ltd.	2,069	29,927
Mahanagar Gas Ltd.	286,204	4,061,811
Maharashtra Scooters Ltd.	4,697	844,723
Maharashtra Seamless Ltd.	170,396	1,240,094
Mahindra & Mahindra Financial Services Ltd.	1,453,825	4,187,483
Mahindra & Mahindra Ltd.	1,227,359	44,533,202
Mahindra Holidays & Resorts India Ltd.(1)	82,579	327,755
Mahindra Lifespace Developers Ltd.	7,282	28,913
Mahindra Logistics Ltd.	65,786	236,755
Maithan Alloys Ltd.	8,659	102,299
Man Industries India Ltd.(1)	43,271	187,694
Man Infraconstruction Ltd.	221,461	395,844
Manali Petrochemicals Ltd.	80,005	58,476
Manappuram Finance Ltd.	2,578,098	7,640,771
Mangalam Cement Ltd.	26,875	214,947
Mangalore Chemicals & Fertilizers Ltd.	237,962	931,940
Mankind Pharma Ltd.	73,638	2,065,371
Marathon Nextgen Realty Ltd.	3,991	28,733
Marico Ltd.	658,907	5,420,419
Marksans Pharma Ltd.	183,558	351,115
Maruti Suzuki India Ltd.	175,038	29,376,177
MAS Financial Services Ltd.	47,929	168,571
Max Financial Services Ltd.(1)	244,343	4,438,091
Max Healthcare Institute Ltd.	394,795	5,169,108
Mayur Uniquoters Ltd.	8,685	51,550
Mazagon Dock Shipbuilders Ltd.	29,754	877,314
Medi Assist Healthcare Services Ltd.	7,911	45,381
Medplus Health Services Ltd.(1)	7,528	71,867

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Meghmani Organics Ltd.(1)	270,888	$251,803
Metropolis Healthcare Ltd.(1)	15,556	386,289
Minda Corp. Ltd.	129,123	731,200
Mirza International Ltd.(1)	31,525	11,475
Mishra Dhatu Nigam Ltd.	22,478	92,176
MM Forgings Ltd.	13,741	49,225
MOIL Ltd.	96,438	361,691
Mold-Tek Packaging Ltd.	5,587	49,673
Monarch Networth Capital Ltd.	4,233	15,233
Motherson Sumi Wiring India Ltd.	2,392,036	1,129,045
Motilal Oswal Financial Services Ltd.	417,786	4,064,200
Mphasis Ltd.	155,257	4,898,508
MRF Ltd.	6,703	10,711,902
Mrs Bectors Food Specialities Ltd.	52,618	822,540
Muthoot Finance Ltd.	259,178	7,761,183
Muthoot Microfin Ltd.(1)	15,489	26,772
Narayana Hrudayalaya Ltd.	215,139	4,276,418
Natco Pharma Ltd.	292,581	2,860,673
National Aluminium Co. Ltd.	2,376,890	5,025,885
National Fertilizers Ltd.	238,147	260,165
Nava Ltd.	574,343	4,477,140
Navin Fluorine International Ltd.	100,346	5,331,194
Navneet Education Ltd.	18,910	33,090
NCC Ltd.	1,621,511	3,763,510
NCL Industries Ltd.	7,144	17,121
NDR Auto Components Ltd.	6,526	74,333
NELCO Ltd.	16,366	149,372
NESCO Ltd.	77,025	1,226,625
Nestle India Ltd.	320,469	4,203,391
Network18 Media & Investments Ltd.(1)	2,348,645	1,407,387
Neuland Laboratories Ltd.	13,136	2,003,951
New Delhi Television Ltd.(1)	23,859	38,217
Newgen Software Technologies Ltd.	9,676	96,858
NHPC Ltd.	2,487,484	2,179,738
NIIT Learning Systems Ltd.	51,614	192,041
NIIT Ltd.	47,453	57,731
Nilkamal Ltd.	800	14,144
Nippon Life India Asset Management Ltd.	425,578	3,788,043
Nitin Spinners Ltd.	7,074	27,960
NLC India Ltd.	581,650	1,484,113
NMDC Ltd.	10,513,185	8,212,506
NMDC Steel Ltd.(1)	837,542	359,610
NOCIL Ltd.	194,561	390,620
Northern Arc Capital Ltd.(1)	353,593	947,525
NRB Bearings Ltd.	11,401	36,453
NTPC Ltd.	7,839,998	29,132,446
Nuvama Wealth Management Ltd.	53,953	3,905,531
Nuvoco Vistas Corp. Ltd.(1)	156,707	810,328
Oberoi Realty Ltd.	139,299	2,545,680
Oil & Natural Gas Corp. Ltd.	5,512,104	14,609,031
Oil India Ltd.	1,405,314	6,222,114
One 97 Communications Ltd.(1)	289,697	3,967,169
Onesource Specialty Pharma Ltd.(1)	96,404	2,066,789

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
OnMobile Global Ltd.(1)	15,331	$8,811
Oracle Financial Services Software Ltd.	42,996	4,044,139
Orient Cement Ltd.	180,679	444,662
Orient Electric Ltd.	144,629	352,499
Orient Green Power Co. Ltd.(1)	1,766,617	272,942
Orient Paper & Industries Ltd.(1)	159,394	49,804
Oriental Hotels Ltd.	53,853	83,782
Orissa Minerals Development Co. Ltd.(1)	4,795	258,715
Page Industries Ltd.	6,798	3,419,485
Paisalo Digital Ltd.	340,648	116,262
Panama Petrochem Ltd.	34,083	114,068
Paradeep Phosphates Ltd.	2,144,473	5,285,543
Parag Milk Foods Ltd.	67,475	173,653
Patel Engineering Ltd.(1)	666,166	280,136
PB Fintech Ltd.(1)	67,076	1,347,034
PC Jeweller Ltd.(1)	1,817,620	270,540
PCBL Chemical Ltd.	578,080	2,435,614
PDS Ltd.	25,752	94,121
Pearl Global Industries Ltd.	39,630	556,021
Peninsula Land Ltd.(1)	52,309	20,468
Pennar Industries Ltd.(1)	276,607	750,800
Persistent Systems Ltd.	84,266	5,063,357
Petronet LNG Ltd.	1,778,535	5,433,725
Phoenix Mills Ltd.	107,972	1,843,177
PI Industries Ltd.	107,999	4,527,530
Pidilite Industries Ltd.	77,252	2,671,664
Piramal Enterprises Ltd.	231,664	2,943,857
Piramal Pharma Ltd.	729,202	1,516,409
Pitti Engineering Ltd.	30,031	316,501
PIX Transmissions Ltd.	7,912	123,898
PNB Gilts Ltd.	22,203	24,278
PNB Housing Finance Ltd.	459,892	3,930,413
PNC Infratech Ltd.	507,365	1,751,068
Pokarna Ltd.	17,832	178,756
Poly Medicure Ltd.	2,282	53,988
Polycab India Ltd.	9,862	793,697
Polyplex Corp. Ltd.	40,083	459,793
Pondy Oxides & Chemicals Ltd.	93,741	1,118,117
Poonawalla Fincorp Ltd.(1)	264,992	1,297,406
Power Finance Corp. Ltd.	2,220,017	9,560,430
Power Grid Corp. of India Ltd.	8,134,511	25,420,443
Power Mech Projects Ltd.	23,002	783,947
Praj Industries Ltd.	326,398	1,449,410
Prakash Industries Ltd.	330,186	586,870
Precision Camshafts Ltd.	69,597	134,845
Premier Explosives Ltd.	95,880	546,101
Prestige Estates Projects Ltd.	127,026	2,251,322
Pricol Ltd.(1)	273,043	1,423,382
Prince Pipes & Fittings Ltd.	25,164	90,950
Prism Johnson Ltd.(1)	109,118	180,815
Privi Speciality Chemicals Ltd.	34,104	855,234
Procter & Gamble Health Ltd.	2,098	151,529
Prudent Corporate Advisory Services Ltd.	10,052	319,708

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
PSP Projects Ltd.(1)	15,240	$118,564
PTC India Ltd.	924,035	1,835,271
Pudumjee Paper Products Ltd.	16,351	24,618
Punjab National Bank	3,321,730	3,801,804
Puravankara Ltd.(1)	62,659	204,265
Quess Corp. Ltd.	127,262	386,949
R Systems International Ltd.	23,085	120,790
Railtel Corp. of India Ltd.	612,696	2,280,127
Rain Industries Ltd.	305,921	471,518
Rainbow Children's Medicare Ltd.	79,618	1,355,728
Rajesh Exports Ltd.(1)	79,079	157,092
Rallis India Ltd.	230,526	910,005
Ramco Cements Ltd.	334,654	3,973,973
Ramco Industries Ltd.	7,096	24,665
Ramkrishna Forgings Ltd.	195,069	1,253,906
Ramky Infrastructure Ltd.(1)	35,318	218,554
Rane Holdings Ltd.	4,535	77,314
Rashtriya Chemicals & Fertilizers Ltd.	431,081	728,199
Ratnamani Metals & Tubes Ltd.(1)	3,535	95,784
RattanIndia Power Ltd.(1)	4,373,302	610,030
Raymond Lifestyle Ltd.(1)	64,427	809,261
Raymond Ltd.(1)	80,534	548,150
Raymond Realty Ltd.(1)	80,534	553,777
RBL Bank Ltd.(1)	1,891,317	5,603,655
REC Ltd.	4,338,160	17,233,465
Redington Ltd.	1,158,815	3,165,948
Redtape Ltd.	126,100	174,801
Relaxo Footwears Ltd.	8,278	44,899
Reliance Industrial Infrastructure Ltd.	1,798	17,947
Reliance Industries Ltd., GDR	1,314,210	78,987,100
Reliance Infrastructure Ltd.(1)	861,103	2,594,306
Reliance Power Ltd.(1)	9,850,979	4,914,544
Religare Enterprises Ltd.(1)	249,419	671,636
Repco Home Finance Ltd.	130,898	514,787
Restaurant Brands Asia Ltd.(1)	537,101	486,711
Rico Auto Industries Ltd.	188,999	192,186
RITES Ltd.	185,782	514,273
Rossari Biotech Ltd.	7,085	49,672
RPG Life Sciences Ltd.	11,775	309,924
RSWM Ltd.(1)	8,000	13,345
Rupa & Co. Ltd.	27,670	59,338
Sagar Cements Ltd.(1)	9,772	28,238
Sagility Ltd.(1)	469,508	233,543
SAMHI Hotels Ltd.(1)	271,532	651,675
Sammaan Capital Ltd.	1,508,470	2,119,647
Samvardhana Motherson International Ltd.	4,620,355	4,855,528
Sandhar Technologies Ltd.	41,371	203,532
Sanghi Industries Ltd.(1)	10,104	7,202
Sanghvi Movers Ltd.(1)	113,224	419,069
Sanofi Consumer Healthcare India Ltd.	1,413	83,149
Sanofi India Ltd.	13,943	812,963
Sansera Engineering Ltd.	108,429	1,561,838
Sapphire Foods India Ltd.(1)	127,299	472,479

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Sarda Energy & Minerals Ltd.	346,463	$2,350,037
Saregama India Ltd.	220	1,202
Sarveshwar Foods Ltd.(1)	201,039	16,825
Satia Industries Ltd.	20,542	19,023
Satin Creditcare Network Ltd.(1)	142,309	218,214
SBFC Finance Ltd.(1)	1,577,928	1,890,917
SBI Cards & Payment Services Ltd.	453,901	4,139,821
SBI Life Insurance Co. Ltd.	161,456	3,304,651
Schaeffler India Ltd.	12,595	552,732
Schneider Electric Infrastructure Ltd.(1)	30,556	297,260
SEAMEC Ltd.(1)	4,805	53,829
Senores Pharmaceuticals Ltd.(1)	68,854	538,718
Sequent Scientific Ltd.(1)	4,729	9,082
Servotech Renewable Power System Ltd.	180,843	251,721
Seshasayee Paper & Boards Ltd.	3,954	11,910
SH Kelkar & Co. Ltd.	52,208	147,550
Shankara Building Products Ltd.	4,974	52,147
Shanthi Gears Ltd.	4,400	27,942
Sharda Cropchem Ltd.	69,394	746,746
Sharda Motor Industries Ltd.	3,650	42,243
Share India Securities Ltd.	10,127	16,712
Shilpa Medicare Ltd.(1)	26,727	256,677
Shipping Corp. of India Land & Assets Ltd.	153,814	85,055
Shipping Corp. of India Ltd.	645,869	1,548,045
Shoppers Stop Ltd.(1)	25,790	157,792
Shree Cement Ltd.	10,369	3,441,674
Shree Digvijay Cement Co. Ltd.	24,457	26,971
Shree Renuka Sugars Ltd.(1)	142,059	45,685
Shriram Finance Ltd.	3,563,112	23,467,043
Shriram Pistons & Rings Ltd.	27,423	780,108
Shriram Properties Ltd.(1)	291,771	283,852
Shyam Metalics & Energy Ltd.	226,458	2,325,920
Siemens Energy India Ltd.(1)	19,210	734,862
Siemens Ltd.	39,310	1,365,664
Siyaram Silk Mills Ltd.	33,658	234,866
SJS Enterprises Ltd.	18,726	275,039
SJVN Ltd.	534,372	567,867
SKF India Ltd.	13,009	655,054
Skipper Ltd.	23,810	138,357
SMC Global Securities Ltd.	36,993	54,685
Sobha Ltd.	112,608	1,828,800
Solar Industries India Ltd.	32,748	5,118,803
Solara Active Pharma Sciences Ltd.(1)	22,689	157,788
SOM Distilleries & Breweries Ltd.(1)	23,985	37,329
Somany Ceramics Ltd.(1)	5,124	26,589
Sona Blw Precision Forgings Ltd.	212,215	1,066,738
Sonata Software Ltd.	244,910	974,979
South Indian Bank Ltd.	5,989,920	1,989,585
Southern Petrochemical Industries Corp. Ltd.	265,816	325,475
Spandana Sphoorty Financial Ltd.(1)	28,524	78,754
Spandana Sphoorty Financial Ltd.(1)	6,957	8,864
SRF Ltd.	130,322	4,191,759
Star Cement Ltd.	168,785	545,967

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Star Health & Allied Insurance Co. Ltd.(1)	93,519	$474,001
State Bank of India, GDR	206,063	18,873,521
Steel Strips Wheels Ltd.	147,356	361,459
Sterling & Wilson Renewable(1)	53,727	158,511
Sterling Tools Ltd.	16,717	57,550
Sterlite Technologies Ltd.(1)	128,000	166,403
STL Networks Ltd.(1)	54,881	13,978
Stove Kraft Ltd.	13,750	99,646
Strides Pharma Science Ltd.	330,299	3,234,354
Stylam Industries Ltd.(1)	887	16,967
Sudarshan Chemical Industries Ltd.(1)	55,898	946,883
Sula Vineyards Ltd.	11,016	31,178
Sumitomo Chemical India Ltd.	29,259	187,797
Sun Pharmaceutical Industries Ltd.	1,181,382	21,372,254
Sun TV Network Ltd.	366,954	2,261,573
Sundaram Finance Holdings Ltd.	24,667	130,993
Sundaram Finance Ltd.	14,866	758,201
Sundram Fasteners Ltd.	56,388	651,868
Sunflag Iron & Steel Co. Ltd.(1)	108,989	328,544
Sunteck Realty Ltd.	76,230	328,894
Suprajit Engineering Ltd.	43,089	220,929
Supreme Industries Ltd.	74,441	3,773,784
Supreme Petrochem Ltd.	106,071	919,203
Supriya Lifescience Ltd.	13,770	101,888
Suraj Estate Developers Ltd.	11,855	39,415
Surya Roshni Ltd.	318,406	1,025,350
Suryoday Small Finance Bank Ltd.(1)	27,928	38,607
Suzlon Energy Ltd.(1)	2,329,175	1,493,350
Swan Energy Ltd.	95,515	481,682
Swaraj Engines Ltd.	9,788	445,278
Syngene International Ltd.	286,739	2,035,929
TAJGVK Hotels & Resorts Ltd.(1)	32,836	152,315
Tamil Nadu Newsprint & Papers Ltd.	88,833	163,807
Tamilnad Mercantile Bank Ltd.	34,026	163,351
Tamilnadu Petroproducts Ltd.	58,751	70,455
Tanla Platforms Ltd.	152,569	1,068,623
TARC Ltd.(1)	108,216	188,661
Tata Chemicals Ltd.	320,506	3,348,960
Tata Communications Ltd.	274,198	4,814,963
Tata Consultancy Services Ltd.	777,411	27,187,224
Tata Consumer Products Ltd.	178,844	2,160,841
Tata Elxsi Ltd.	42,705	2,534,274
Tata Investment Corp. Ltd.	26,660	2,057,752
Tata Motors Ltd.	3,500,104	26,558,640
Tata Power Co. Ltd.	1,087,625	4,617,827
Tata Steel Ltd.	16,078,112	28,188,421
Tata Technologies Ltd.	126,601	943,589
Tata Teleservices Maharashtra Ltd.(1)	194,570	123,779
Tatva Chintan Pharma Chem Pvt Ltd.	2,764	32,568
TCI Express Ltd.	4,850	37,566
TCPL Packaging Ltd.	796	30,200
TeamLease Services Ltd.(1)	2,705	54,682
Tech Mahindra Ltd.	1,070,684	17,968,964

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Technocraft Industries India Ltd.	3,091	$86,331
Tega Industries Ltd.(1)	26,706	559,436
Tejas Networks Ltd.	8,477	56,114
Thanga Mayil Jewellery Ltd.	7,676	196,384
Thermax Ltd.	21,660	788,191
Thirumalai Chemicals Ltd.(1)	70,649	233,030
Thomas Cook India Ltd.	300,547	605,716
Thyrocare Technologies Ltd.	32,429	465,665
Time Technoplast Ltd.	200,394	1,037,677
Timken India Ltd.	3,862	126,420
Tips Music Ltd.	73,984	488,158
Titagarh Rail System Ltd.(1)	181,755	1,700,843
Titan Co. Ltd.	120,921	4,977,654
Torrent Pharmaceuticals Ltd.	167,611	6,762,481
Torrent Power Ltd.	170,597	2,375,191
Tourism Finance Corp. of India Ltd.	239,979	818,928
TransIndia Real Estate Ltd.(1)	89,445	32,301
Transport Corp. of India Ltd.	23,739	306,819
Transrail Lighting Ltd.(1)	142,658	1,200,511
Trent Ltd.	70,342	4,227,880
Trident Ltd.	3,038,965	944,042
Triveni Engineering & Industries Ltd.	146,382	583,900
Triveni Turbine Ltd.	138,307	814,695
TTK Prestige Ltd.	16,590	123,590
Tube Investments of India Ltd.	53,678	1,802,156
TV Today Network Ltd.	12,283	20,534
TVS Motor Co. Ltd.	63,093	2,344,681
TVS Motor Co. Ltd., Preference Shares(1)	252,372	28,606
TVS Srichakra Ltd.	2,893	93,096
TVS Supply Chain Solutions Ltd.(1)	25,009	34,775
Uflex Ltd.	143,136	837,522
Ugar Sugar Works Ltd.(1)	65,144	30,580
Ugro Capital Ltd.(1)	7,102	14,073
Ujjivan Small Finance Bank Ltd.(1)	5,279,413	2,554,907
UltraTech Cement Ltd.	44,556	6,386,681
Union Bank of India Ltd.	2,794,417	3,956,653
Uniparts India Ltd.	26,396	118,442
United Spirits Ltd.	208,787	3,105,268
UNO Minda Ltd.	72,576	1,051,042
UPL Ltd.	728,753	5,917,102
UPL Ltd.	52,775	320,485
Usha Martin Ltd.	102,165	442,622
UTI Asset Management Co. Ltd.	172,047	2,515,791
Utkarsh Small Finance Bank Ltd.(1)	225,934	53,385
Uttam Sugar Mills Ltd.	10,632	32,460
VA Tech Wabag Ltd.	60,955	1,007,849
Vadilal Industries Ltd.	7,929	457,278
Vaibhav Global Ltd.	45,255	104,900
Valiant Organics Ltd.(1)	6,994	26,496
Valor Estate Ltd.(1)	371,095	712,305
Vardhman Textiles Ltd.	293,528	1,414,206
Varroc Engineering Ltd.	72,734	440,811
Varun Beverages Ltd.	680,717	3,762,428

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Vascon Engineers Ltd.(1)	98,939	$55,034
Vedant Fashions Ltd.	35,775	300,902
Vedanta Ltd.	1,722,155	8,221,103
Veedol Corporation Ltd.	4,634	86,856
Venky's India Ltd.	8,517	141,635
Vesuvius India Ltd.	15,165	86,536
V-Guard Industries Ltd.	27,571	113,623
Vidhi Specialty Food Ingredients Ltd.	7,127	30,645
Vijaya Diagnostic Centre Ltd.	9,066	103,622
Vimta Labs Ltd.	46,963	353,760
Vinati Organics Ltd.	6,529	126,651
VIP Industries Ltd.(1)	64,523	306,912
Visaka Industries Ltd.	23,235	21,531
Vishnu Chemicals Ltd.	23,662	131,960
VL E-Governance & IT Solutions Ltd.(1)	41,514	16,017
V-Mart Retail Ltd.(1)	44,478	374,746
Vodafone Idea Ltd.(1)	9,105,107	671,317
Voltamp Transformers Ltd.	2,570	227,730
Voltas Ltd.	54,865	854,808
VRL Logistics Ltd.	109,722	328,470
VST Tillers Tractors Ltd.	1,038	62,185
Welspun Corp. Ltd.	482,295	4,617,478
Welspun Enterprises Ltd.	159,871	847,751
Welspun Living Ltd.	611,986	759,696
West Coast Paper Mills Ltd.	85,819	485,505
Westlife Foodworld Ltd.	35,034	285,239
Windlas Biotech Ltd.	16,288	184,557
Wipro Ltd., ADR(2)	2,261,014	6,240,399
Wockhardt Ltd.(1)	121,005	1,961,110
Wonderla Holidays Ltd.	27,577	191,630
Yes Bank Ltd.(1)	21,305,311	4,616,846
Zee Entertainment Enterprises Ltd.	3,417,200	4,492,575
Zee Media Corp. Ltd.(1)	1,067,957	149,550
Zen Technologies Ltd.	3,428	56,812
Zensar Technologies Ltd.	187,425	1,631,469
Zuari Industries Ltd.	6,969	24,356
Zydus Lifesciences Ltd.	240,531	2,678,957
		2,151,886,943
Indonesia — 1.4%
ABM Investama Tbk. PT	768,100	137,423
Adaro Andalan Indonesia PT(1)	6,762,165	2,836,348
Adhi Karya Persero Tbk. PT(1)	3,613,756	59,170
Adi Sarana Armada Tbk. PT	488,400	26,044
AKR Corporindo Tbk. PT	15,025,200	1,088,388
Alam Sutera Realty Tbk. PT(1)	486,000	5,044
Alamtri Minerals Indonesia Tbk. PT	2,992,300	182,481
Alamtri Resources Indonesia Tbk. PT	36,561,300	3,893,198
Amman Mineral Internasional PT(1)	5,756,800	2,743,741
Aneka Tambang Tbk. PT	36,970,200	6,852,680
Aspirasi Hidup Indonesia Tbk. PT	11,259,400	311,627
Astra Agro Lestari Tbk. PT	220,200	97,595
Astra International Tbk. PT	26,857,100	8,959,901
Astra Otoparts Tbk. PT	892,000	131,426

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Astrindo Nusantara Infrastructure Tbk. PT(1)	9,209,100	$47,487
Bank BTPN Syariah Tbk. PT	2,893,700	261,633
Bank Central Asia Tbk. PT	34,278,200	16,793,220
Bank KB Indonesia Tbk. PT(1)	3,742,897	18,366
Bank Mandiri Persero Tbk. PT	55,607,100	15,937,146
Bank Negara Indonesia Persero Tbk. PT	21,350,200	5,668,183
Bank Neo Commerce Tbk. PT(1)	6,720,000	135,373
Bank Pan Indonesia Tbk. PT	1,152,900	80,733
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	1,221,674	58,516
Bank Pembangunan Daerah Jawa Timur Tbk. PT	862,000	26,899
Bank Rakyat Indonesia Persero Tbk. PT	55,338,618	13,584,652
Bank Syariah Indonesia Tbk. PT	174,291	28,651
Bank Tabungan Negara Persero Tbk. PT	54,221,283	4,269,257
Barito Pacific Tbk. PT(1)	15,065,512	1,999,614
BFI Finance Indonesia Tbk. PT	6,157,800	283,726
Blue Bird Tbk. PT	370,500	40,447
Buana Lintas Lautan Tbk. PT(1)	4,340,500	38,901
Bukalapak.com Tbk. PT(1)	49,222,500	519,284
Bukit Asam Tbk. PT	22,717,100	3,305,294
Buma Internasional Grup Tbk. PT(1)	7,656,700	162,417
Bumi Resources Minerals Tbk. PT(1)	31,848,000	912,416
Bumi Resources Tbk. PT(1)	76,927,800	508,665
Bumi Serpong Damai Tbk. PT(1)	4,091,200	269,089
Chandra Asri Pacific Tbk. PT	1,549,300	773,583
Charoen Pokphand Indonesia Tbk. PT	12,157,800	3,147,274
Ciputra Development Tbk. PT	65,556,600	4,037,712
Clipan Finance Indonesia Tbk. PT	1,709,200	33,162
Darma Henwa Tbk. PT(1)	30,662,900	416,937
Dharma Polimetal Tbk. PT	843,000	50,878
Dharma Satya Nusantara Tbk. PT	14,520,200	1,430,890
Elang Mahkota Teknologi Tbk. PT	1,955,300	144,060
Elnusa Tbk. PT	3,353,000	99,890
Energi Mega Persada Tbk. PT(1)	16,312,100	547,750
Erajaya Swasembada Tbk. PT	11,189,900	298,647
ESSA Industries Indonesia Tbk. PT	9,000,200	308,131
Gajah Tunggal Tbk. PT	1,939,900	118,656
Global Mediacom Tbk. PT(1)	8,524,100	73,405
Hanson International Tbk. PT(1)	1,531,500	1
Harum Energy Tbk. PT(1)	1,718,200	95,471
Hexindo Adiperkasa Tbk. PT	15,800	5,394
Indah Kiat Pulp & Paper Tbk. PT	8,408,300	3,898,725
Indika Energy Tbk. PT	3,130,200	251,974
Indo Tambangraya Megah Tbk. PT	2,752,600	3,691,108
Indocement Tunggal Prakarsa Tbk. PT	950,700	403,659
Indofood CBP Sukses Makmur Tbk. PT	624,100	339,784
Indofood Sukses Makmur Tbk. PT	985,400	445,352
Indomobil Sukses Internasional Tbk. PT	740,800	52,714
Indosat Tbk. PT	2,058,400	252,278
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	4,324,330	136,372
Integra Indocabinet Tbk. PT(1)	481,500	10,332
Japfa Comfeed Indonesia Tbk. PT	15,196,600	1,510,276
Jasa Marga Persero Tbk. PT	2,707,100	551,599
Kalbe Farma Tbk. PT	38,017,600	2,805,814

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Kino Indonesia Tbk. PT	52,400	$3,683
Lippo Karawaci Tbk. PT(1)	5,989,600	37,793
Matahari Department Store Tbk. PT	1,428,100	137,686
Medco Energi Internasional Tbk. PT	55,576,420	3,922,112
Media Nusantara Citra Tbk. PT(1)	6,628,900	102,075
Medikaloka Hermina Tbk. PT	5,297,100	532,530
Merdeka Battery Materials Tbk. PT(1)	3,875,400	99,933
Merdeka Copper Gold Tbk. PT(1)	2,336,058	352,154
Mitra Adiperkasa Tbk. PT	47,195,200	3,445,328
Mitra Keluarga Karyasehat Tbk. PT	4,136,400	551,727
Mitra Pinasthika Mustika Tbk. PT	2,191,600	126,848
MNC Digital Entertainment Tbk. PT(1)	2,172,500	65,318
Pabrik Kertas Tjiwi Kimia Tbk. PT	5,401,100	2,354,707
Pakuwon Jati Tbk. PT	3,938,800	88,889
Panin Financial Tbk. PT(1)	8,246,600	129,953
Perusahaan Gas Negara Tbk. PT	46,267,600	4,797,798
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	1,913,200	156,037
PP Persero Tbk. PT(1)	3,881,100	89,941
Puradelta Lestari Tbk. PT	976,100	8,167
Ramayana Lestari Sentosa Tbk. PT	547,700	13,012
Rukun Raharja Tbk. PT	284,000	45,285
Salim Ivomas Pratama Tbk. PT	183,800	7,127
Samator Indo Gas Tbk. PT	536,000	27,988
Samudera Indonesia Tbk. PT	3,623,000	75,112
Sarana Menara Nusantara Tbk. PT	82,091,600	3,060,231
Sariguna Primatirta Tbk. PT	1,504,600	52,471
Sawit Sumbermas Sarana Tbk. PT	639,100	56,714
Semen Indonesia Persero Tbk. PT	7,689,418	1,234,410
Sentul City Tbk. PT(1)	1,197,800	10,117
Siloam International Hospitals Tbk. PT(1)	9,600	1,292
Sri Rejeki Isman Tbk. PT(1)	918,200	1
Sumber Alfaria Trijaya Tbk. PT	27,037,200	3,607,088
Summarecon Agung Tbk. PT	9,461,678	257,347
Surya Citra Media Tbk. PT	15,917,900	306,817
Surya Semesta Internusa Tbk. PT	2,995,900	424,707
Telkom Indonesia Persero Tbk. PT, ADR(2)	664,284	12,880,467
Temas Tbk. PT	4,752,000	39,444
Tempo Scan Pacific Tbk. PT	259,300	35,847
Timah Tbk. PT	4,040,300	250,370
Tower Bersama Infrastructure Tbk. PT	4,596,400	535,506
Transcoal Pacific Tbk. PT	87,900	30,654
Triputra Agro Persada PT	2,872,800	247,589
Tunas Baru Lampung Tbk. PT	339,100	15,418
Unilever Indonesia Tbk. PT	6,397,100	659,758
United Tractors Tbk. PT	3,826,000	5,659,100
Vale Indonesia Tbk. PT	1,089,327	247,404
Waskita Karya Persero Tbk. PT(1)	3,601,745	2
Wijaya Karya Persero Tbk. PT(1)	2,888,700	17,868
Wintermar Offshore Marine Tbk. PT	878,695	21,506
XLSMART Telecom Sejahtera Tbk. PT	6,453,338	1,076,242
		166,106,436
Malaysia — 1.4%
7-Eleven Malaysia Holdings Bhd., Class B	21,600	10,131

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Aeon Co. M Bhd.	1,996,300	$614,020
AEON Credit Service M Bhd.	18,700	21,648
AFFIN Bank Bhd.(1)	858,727	455,698
Alliance Bank Malaysia Bhd.(2)	2,373,435	2,531,593
AMMB Holdings Bhd.(2)	4,813,500	6,143,751
Ancom Nylex Bhd.	703,485	151,440
Ann Joo Resources Bhd.(1)	129,125	20,798
Astro Malaysia Holdings Bhd.(1)	96,000	3,413
Axiata Group Bhd.(2)	6,037,800	3,458,606
Bank Islam Malaysia Bhd.	1,133,500	614,174
Berjaya Corp. Bhd.(1)	7,748,938	504,618
Berjaya Food Bhd.(1)(2)	468,236	32,162
Berjaya Land Bhd.(1)	2,900	192
Bermaz Auto Bhd.(2)	2,265,200	356,694
Bumi Armada Bhd.(2)	8,108,700	700,285
Bursa Malaysia Bhd.	1,143,500	2,109,096
Cahya Mata Sarawak Bhd.	2,542,400	661,537
Capital A Bhd.(1)	140,600	27,925
Carlsberg Brewery Malaysia Bhd.	106,000	405,468
CCK Consolidated Holdings Bhd.	81,900	23,091
CELCOMDIGI Bhd.	2,768,000	2,411,205
Chin Hin Group Bhd.(1)	164,800	85,436
Chin Hin Group Property Bhd.(1)	249,400	70,222
CIMB Group Holdings Bhd.(2)	7,445,198	13,079,215
CSC Steel Holdings Bhd.	75,000	18,830
CTOS Digital Bhd.(2)	270,600	55,682
Cypark Resources Bhd.(1)	956,100	191,155
D&O Green Technologies Bhd.	80,000	25,171
Dagang NeXchange Bhd.(1)	2,040,200	118,287
Dayang Enterprise Holdings Bhd.(2)	1,325,920	539,079
Dialog Group Bhd.	773,400	342,118
DRB-Hicom Bhd.	588,500	121,817
Dufu Technology Corp. Bhd.	389,200	101,819
Duopharma Biotech Bhd.	10,630	3,444
DXN Holdings Bhd.	157,600	19,213
Eastern & Oriental Bhd.	1,449,600	288,177
Eco World Development Group Bhd.(2)	1,429,400	710,296
EG Industries Bhd.(1)	112,700	32,821
Ekovest Bhd.(1)(2)	5,067,900	449,816
Engtex Group Bhd.	257,000	36,270
Ewi Capital Bhd.	194,300	12,635
Farm Fresh Bhd.	934,000	446,497
Formosa Prosonic Industries Bhd.	28,500	8,565
Fraser & Neave Holdings Bhd.	118,900	759,207
Frontken Corp. Bhd.	1,102,750	1,116,063
Gamuda Bhd.(2)	3,789,572	4,981,361
Gas Malaysia Bhd.	212,600	221,304
Genting Bhd.(2)	3,457,200	2,338,847
Genting Malaysia Bhd.(2)	5,281,400	2,549,131
Genting Plantations Bhd.	105,000	120,402
Globetronics Technology Bhd.(1)	102,800	7,408
Greatech Technology Bhd.(1)	477,000	234,843
HAP Seng Consolidated Bhd.	65,700	38,221

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Hap Seng Plantations Holdings Bhd.	58,900	$27,737
Hartalega Holdings Bhd.	2,464,400	687,204
Heineken Malaysia Bhd.(2)	203,800	975,412
Hengyuan Refining Co. Bhd.(1)	211,100	61,441
Hextar Global Bhd.(2)	940,660	199,213
Hiap Teck Venture Bhd.	2,832,000	187,491
Hibiscus Petroleum Bhd.	1,913,060	673,533
Hong Leong Bank Bhd.	530,600	2,521,218
Hong Leong Capital Bhd.	24,300	19,439
Hong Leong Financial Group Bhd.	88,200	357,712
Hup Seng Industries Bhd.	493,800	108,692
IHH Healthcare Bhd.(2)	1,411,600	2,268,338
IJM Corp. Bhd.(2)	4,266,900	2,897,456
Inari Amertron Bhd.(2)	905,500	433,478
Innoprise Plantations Bhd.	67,500	29,591
Insas Bhd.	117,400	23,198
IOI Corp. Bhd.(2)	1,211,300	1,107,695
IOI Properties Group Bhd.	1,953,400	1,031,386
Iskandar Waterfront City Bhd.(1)	1,956,200	143,475
ITMAX SYSTEM Bhd.	101,300	102,951
Jaya Tiasa Holdings Bhd.	2,439,700	664,621
Johor Plantations Group Bhd.	2,279,700	732,781
Kelington Group Bhd.	1,112,700	1,358,648
Kinergy Advancement Bhd.(1)	2,266,800	187,827
Kossan Rubber Industries Bhd.	1,304,100	373,122
KPJ Healthcare Bhd.(2)	2,805,800	1,725,563
KSL Holdings Bhd.	496,368	198,573
Kuala Lumpur Kepong Bhd.	311,105	1,449,704
Kumpulan Perangsang Selangor Bhd.	6,000	852
LBS Bina Group Bhd.	704,800	73,379
Leong Hup International Bhd.	3,145,900	450,569
Lotte Chemical Titan Holding Bhd.(1)	712,000	90,076
Mah Sing Group Bhd.(2)	5,065,300	1,379,454
Malakoff Corp. Bhd.	2,151,700	483,322
Malayan Banking Bhd.(2)	4,137,910	9,695,834
Malayan Cement Bhd.	66,400	92,025
Malayan Flour Mills Bhd.	441,400	59,099
Malaysia Marine & Heavy Engineering Holdings Bhd.(1)	101,700	8,067
Malaysia Smelting Corp. Bhd.	648,600	182,627
Malaysian Pacific Industries Bhd.	96,700	613,147
Malaysian Resources Corp. Bhd.(2)	6,234,900	700,902
Matrix Concepts Holdings Bhd.	628,950	194,895
Maxis Bhd.	1,637,800	1,356,927
MBM Resources Bhd.	60,700	73,713
MBSB Bhd.	4,578,492	758,007
Media Prima Bhd.	407,400	34,746
Mega First Corp. Bhd.	251,300	201,331
Mi Technovation Bhd.	39,300	21,706
MISC Bhd.	912,800	1,603,020
MNRB Holdings Bhd.	10,700	5,088
Mr. DIY Group M Bhd.(2)	4,073,500	1,425,820
MSM Malaysia Holdings Bhd.(1)	100,100	23,466
Muda Holdings Bhd.	27,400	5,243

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Naim Holdings Bhd.(1)	62,500	$12,425
Nationgate Holdings Bhd.(2)	772,700	236,936
Nestle Malaysia Bhd.(2)	51,800	1,165,306
NEXG Bhd.	6,543,700	758,806
OSK Holdings Bhd.	30,000	9,089
Padini Holdings Bhd.	4,800	2,161
Pantech Group Holdings Bhd.	203,100	33,892
Pecca Group Bhd.	824,600	276,906
Pentamaster Corp. Bhd.(1)	368,100	312,850
Perak Transit Bhd.	234,300	38,283
Perdana Petroleum Bhd.(1)	1,772,700	71,333
Petron Malaysia Refining & Marketing Bhd.	26,800	22,984
Petronas Chemicals Group Bhd.	946,100	967,724
Petronas Dagangan Bhd.(2)	287,900	1,443,044
Petronas Gas Bhd.	461,600	2,036,326
PIE Industrial Bhd.	94,900	70,039
Power Root Bhd.	5,100	1,533
PPB Group Bhd.	562,300	1,245,018
Press Metal Aluminium Holdings Bhd.(2)	2,242,700	2,952,063
Public Bank Bhd.(2)	8,880,400	8,969,742
QL Resources Bhd.	1,315,700	1,277,004
Ranhill Utilities Bhd.(1)	1,187,415	452,416
RGB International Bhd.	3,492,500	227,200
RHB Bank Bhd.(2)	3,174,951	4,913,463
Sam Engineering & Equipment M Bhd.	78,300	69,761
Sarawak Oil Palms Bhd.	168,750	138,039
Sarawak Plantation Bhd.	45,200	28,563
Scientex Bhd.	323,800	239,160
SD Guthrie Bhd.	1,287,957	1,541,176
SEG International Bhd.	12,300	1,820
Shin Yang Group Bhd.	489,500	90,978
Sime Darby Bhd.	2,294,700	1,124,387
Sime Darby Property Bhd.(2)	8,042,800	2,816,579
SKP Resources Bhd.	118,000	25,141
SNS Network Technology Bhd.	1,645,900	196,420
Solarvest Holdings Bhd.(1)	124,300	68,905
Southern Cable Group Bhd.	331,100	159,457
SP Setia Bhd. Group(2)	4,413,600	1,096,393
Sunway Bhd.(2)	755,748	880,386
Sunway Construction Group Bhd.	323,800	485,216
Supermax Corp. Bhd.(1)(2)	4,052,786	445,288
Syarikat Takaful Malaysia Keluarga Bhd.	71,774	51,488
Ta Ann Holdings Bhd.	165,600	161,737
TASCO Bhd.	91,000	10,128
TDM Bhd.	278,600	12,192
Telekom Malaysia Bhd.(2)	2,194,000	3,647,209
Tenaga Nasional Bhd.	5,632,100	17,585,589
TH Plantations Bhd.	360,200	43,902
Thong Guan Industries Bhd.	44,400	11,641
TIME dotCom Bhd.(2)	2,175,100	2,667,032
Tiong NAM Logistics Holdings Bhd.(1)	97,990	17,160
Top Glove Corp. Bhd.(1)	2,797,100	387,517
Tropicana Corp. Bhd.(1)	124,682	33,596

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
TSH Resources Bhd.	975,400	$262,991
Uchi Technologies Bhd.	42,900	33,075
UEM Sunrise Bhd.	1,481,300	259,739
Unisem M Bhd.	234,800	147,721
United Plantations Bhd.(2)	385,350	2,075,095
UOA Development Bhd.	1,700	727
UWC Bhd.(1)	95,100	63,610
Velesto Energy Bhd.	16,896,600	799,747
ViTrox Corp. Bhd.	60,700	56,184
VS Industry Bhd.	1,836,344	288,768
Wasco Bhd.	136,000	31,171
WAVEFRONT Bhd.(1)	394,600	22,400
WCE Holdings Bhd.(1)	369,000	60,678
WCT Holdings Bhd.(1)(2)	4,107,500	849,590
Westports Holdings Bhd.	222,600	294,444
Yinson Holdings Bhd.(2)	1,901,032	1,102,307
YTL Corp. Bhd.(2)	2,486,613	1,507,124
YTL Power International Bhd.(2)	3,882,700	3,702,654
Zetrix Ai Bhd.	12,310,850	2,502,188
		166,055,327
Mexico — 2.3%
Alfa SAB de CV, Class A	10,705,849	8,053,263
Alpek SAB de CV(2)	92,126	43,436
Alsea SAB de CV(1)	1,001,566	2,891,284
America Movil SAB de CV, ADR(2)	1,251,884	25,025,161
Arca Continental SAB de CV(2)	338,145	3,455,096
Banco del Bajio SA	2,784,018	6,633,196
Becle SAB de CV(2)	38,227	44,546
Bolsa Mexicana de Valores SAB de CV	268,753	548,896
Cemex SAB de CV, ADR	1,482,640	13,477,198
Coca-Cola Femsa SAB de CV	1,077,538	9,133,772
Consorcio ARA SAB de CV	34,198	5,936
Controladora Alpek SAB de CV(1)	9,206,166	1,282,436
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)(2)	210,822	1,298,663
Corp. Inmobiliaria Vesta SAB de CV	1,726,987	4,750,382
El Puerto de Liverpool SAB de CV, Class C1(2)	7,605	37,600
Fomento Economico Mexicano SAB de CV, ADR	147,599	12,787,977
GCC SAB de CV	152,405	1,427,166
Genomma Lab Internacional SAB de CV, Class B(2)	3,305,181	3,952,511
Gentera SAB de CV	5,537,045	13,575,246
Gruma SAB de CV, B Shares	553,412	9,513,664
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	113,290	11,579,371
Grupo Aeroportuario del Pacifico SAB de CV, ADR	56,410	13,594,810
Grupo Aeroportuario del Sureste SAB de CV, ADR	28,365	9,238,764
Grupo Bimbo SAB de CV, Series A(2)	347,410	1,081,067
Grupo Carso SAB de CV, Series A1(2)	244,430	1,625,212
Grupo Comercial Chedraui SA de CV	614,450	4,947,994
Grupo Financiero Banorte SAB de CV, Class O	4,448,067	40,516,267
Grupo Financiero Inbursa SAB de CV, Class O(2)	3,888,980	10,226,426
Grupo GICSA SAB de CV(1)	21,090	3,390
Grupo Industrial Saltillo SAB de CV	26,514	22,715
Grupo Mexico SAB de CV, Series B	3,058,432	20,061,819
Grupo Rotoplas SAB de CV(1)	173	126

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Grupo Televisa SAB, ADR(2)	2,008,025	$5,602,390
Grupo Traxion SAB de CV(1)(2)	14	11
Industrias Penoles SAB de CV(1)	370,323	12,018,112
Kimberly-Clark de Mexico SAB de CV, A Shares	2,600,473	4,895,959
La Comer SAB de CV	300,863	681,373
Megacable Holdings SAB de CV(2)	2,031,054	5,876,231
Nemak SAB de CV(1)	3,247,563	666,408
Ollamani SAB(1)(2)	166,005	429,588
Operadora De Sites Mexicanos SAB de CV(2)	180,617	164,509
Orbia Advance Corp. SAB de CV(2)	1,207,688	949,871
Promotora de Hoteles Norte 19 SAB de CV(1)	9,494	2,467
Promotora y Operadora de Infraestructura SAB de CV	400,707	5,029,099
Qualitas Controladora SAB de CV(2)	233,872	2,107,724
Regional SAB de CV	200,901	1,560,751
Wal-Mart de Mexico SAB de CV(2)	2,286,049	6,829,548
		277,649,431
Peru — 0.4%
Cia de Minas Buenaventura SAA, ADR	456,366	8,734,845
Credicorp Ltd.	98,072	25,224,119
Intercorp Financial Services, Inc.	29,263	1,162,326
Southern Copper Corp.	73,311	7,044,490
		42,165,780
Philippines — 0.5%
Aboitiz Equity Ventures, Inc.	1,756,390	894,230
Aboitiz Power Corp.	28,900	21,445
ACEN Corp.	1,217,840	47,306
Alliance Global Group, Inc.	1,286,700	164,342
Apex Mining Co., Inc.	1,200,200	143,162
Ayala Corp.	342,790	3,267,112
Ayala Land, Inc.	5,120,100	2,508,752
AyalaLand Logistics Holdings Corp.(1)	28,000	687
Bank of the Philippine Islands	2,383,651	4,712,018
BDO Unibank, Inc.	3,216,572	7,602,377
Cebu Air, Inc.(1)	19,350	11,851
Century Pacific Food, Inc.	732,500	470,398
Converge Information & Communications Technology Solutions, Inc.	6,039,300	1,479,700
Cosco Capital, Inc.	227,200	29,060
DigiPlus Interactive Corp.	2,421,000	974,443
DITO CME Holdings Corp.(1)	425,200	7,510
DMCI Holdings, Inc.	8,262,200	1,555,252
East West Banking Corp.	65,600	13,625
Filinvest Land, Inc.	519,000	7,545
Ginebra San Miguel, Inc.	7,600	37,868
Global Ferronickel Holdings, Inc.(1)	757,000	16,539
Globe Telecom, Inc.	20,439	538,802
GT Capital Holdings, Inc.	255,420	3,084,840
International Container Terminal Services, Inc.	1,058,250	8,944,487
JG Summit Holdings, Inc.	2,476,524	1,030,548
Jollibee Foods Corp.	879,550	3,569,332
LT Group, Inc.	183,600	45,045
Manila Electric Co.	125,560	1,175,502
Manila Water Co., Inc.	3,179,800	2,337,283
Megaworld Corp.	3,778,800	136,333

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Metropolitan Bank & Trust Co.	5,192,610	$6,356,027
Monde Nissin Corp.	1,522,300	188,018
Nickel Asia Corp.	1,572,800	76,742
Petron Corp.	137,700	6,002
PLDT, Inc., ADR	152,559	3,124,408
Puregold Price Club, Inc.	883,900	638,273
Robinsons Land Corp.	1,384,600	355,935
Robinsons Retail Holdings, Inc.	128,010	79,378
Security Bank Corp.	725,710	951,868
Semirara Mining & Power Corp.	1,447,100	832,622
Shell Pilipinas Corp.(1)	7,000	710
SM Investments Corp.	77,675	1,025,933
SM Prime Holdings, Inc.	8,449,100	3,416,083
Universal Robina Corp.	1,119,190	1,585,231
Vista Land & Lifescapes, Inc.	266,100	6,330
Wilcon Depot, Inc.	1,800	290
		63,471,244
Poland — 1.3%
Alior Bank SA	388,456	11,066,910
Allegro.eu SA(1)	704,317	7,077,791
AmRest Holdings SE	9,743	38,846
Asseco Poland SA	1,893	98,256
Bank Handlowy w Warszawie SA	9,174	259,588
Bank Millennium SA(1)	1,908,478	7,393,100
Bank Polska Kasa Opieki SA	272,976	13,749,454
Benefit Systems SA	2,012	1,800,783
Budimex SA	24,481	3,580,945
CCC SA(1)(2)	119,644	5,489,264
CD Projekt SA	109,644	7,590,598
Cyfrowy Polsat SA(1)	102,743	403,836
Diagnostyka SA	25,827	1,437,259
Dino Polska SA(1)	691,735	8,631,130
Enea SA	318,227	1,601,710
Eurocash SA(1)	42,741	93,946
Grupa Azoty SA(1)	33,832	169,431
Grupa Kety SA	19,783	5,004,108
Jastrzebska Spolka Weglowa SA(1)(2)	336,830	2,095,453
KGHM Polska Miedz SA(1)	165,768	5,823,029
KRUK SA	31,363	3,918,892
LPP SA	936	4,434,591
Lubelski Wegiel Bogdanka SA(1)	857	5,403
mBank SA(1)	16,039	3,874,305
Orange Polska SA	2,415,993	6,150,281
ORLEN SA	707,249	15,113,232
Pepco Group NV(2)	427,796	2,517,904
PGE Polska Grupa Energetyczna SA(1)	711,472	2,217,407
Powszechna Kasa Oszczednosci Bank Polski SA	506,341	9,876,585
Powszechny Zaklad Ubezpieczen SA	515,505	8,579,707
Santander Bank Polska SA	39,080	5,439,955
Tauron Polska Energia SA(1)	304,592	707,013
TEN Square Games SA	1,102	25,099
Text SA	14,174	199,630
XTB SA	167,594	3,544,523

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Zabka Group SA(1)(2)	145,470	$870,595
		150,880,559
Russia(3) — 0.0%
Gazprom PJSC(1)	1,738,516	2
Gazprom PJSC, ADR(1)	13,735	2
Globaltrans Investment PLC, GDR(1)	112,592	11
GMK Norilskiy Nickel PAO(1)	749,200	9
LUKOIL PJSC(1)	69,112	—
LUKOIL PJSC, ADR(1)	2,950	—
Magnit PJSC(1)	9,702	—
Mechel PJSC(1)	22,684	—
MMC Norilsk Nickel PJSC, ADR(1)	6	—
MMC Norilsk Nickel PJSC, (NASDAQ), ADR(1)	9	—
Mobile TeleSystems PJSC, ADR(1)	58,032	6
Novatek PJSC	38,550	—
Novolipetsk Steel PJSC(1)	405,900	1
PhosAgro PJSC	14,221	—
PhosAgro PJSC, GDR(1)	275	—
PhosAgro PJSC, GDR(1)	2	—
Ros Agro PLC, GDR(1)	2,060	—
Rosneft Oil Co. PJSC(1)	192,337	—
Severstal PAO, GDR(1)	53,821	6
Tatneft PJSC	223,476	—
VTB Bank PJSC(1)	287,928	—
X5 Retail Group NV, GDR(1)	13,628	2
		39
Singapore — 0.0%
Sunpower Group Ltd.(1)	104,600	31,349
South Africa — 3.9%
Absa Group Ltd.	1,547,348	16,568,290
AECI Ltd.	397,228	2,419,499
African Rainbow Minerals Ltd.(2)	424,957	4,410,720
Anglogold Ashanti PLC	117,539	6,614,572
Anglogold Ashanti PLC (New York)	804,324	45,572,998
Aspen Pharmacare Holdings Ltd.	626,328	3,759,063
Astral Foods Ltd.	27,511	327,604
AVI Ltd.	923,641	4,899,369
Barloworld Ltd.	621,869	4,141,432
Bid Corp. Ltd.	217,519	5,680,026
Bidvest Group Ltd.	335,419	4,506,799
Boxer Retail Ltd.(1)(2)	50,641	201,093
Capitec Bank Holdings Ltd.	64,271	13,000,443
Cashbuild Ltd.	894	7,678
City Lodge Hotels Ltd.(2)	91,493	20,746
Clicks Group Ltd.	330,479	6,983,963
Coronation Fund Managers Ltd.	255,312	630,860
DataTec Ltd.	98,543	351,767
Dis-Chem Pharmacies Ltd.	423,219	818,765
Discovery Ltd.	564,163	6,921,445
DRDGOLD Ltd.	54,593	99,891
Exxaro Resources Ltd.	485,813	5,322,228
Famous Brands Ltd.	12,976	42,639
FirstRand Ltd.	5,019,354	21,156,691

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Fortress Real Estate Investments Ltd., Class B	495,949	$633,225
Foschini Group Ltd.	918,873	5,661,960
Gold Fields Ltd., ADR	1,257,154	42,089,516
Grindrod Ltd.	187,808	163,570
Harmony Gold Mining Co. Ltd., ADR	1,497,777	19,890,479
Impala Platinum Holdings Ltd.(1)	1,589,173	14,420,338
Investec Ltd.	125,677	931,976
KAL Group Ltd.	1,532	3,604
KAP Ltd.(1)	1,542,797	180,412
Kumba Iron Ore Ltd.(2)	76,392	1,401,746
Life Healthcare Group Holdings Ltd.	1,577,784	1,216,899
Metair Investments Ltd.(1)	41,971	14,920
Momentum Group Ltd.	5,425,406	10,986,664
Motus Holdings Ltd.	282,842	1,655,297
Mr. Price Group Ltd.	477,677	5,623,237
MTN Group Ltd.	1,963,464	16,679,563
MultiChoice Group(1)	767,338	5,340,889
Naspers Ltd., N Shares	88,593	29,228,714
Nedbank Group Ltd.(2)	836,602	10,721,806
NEPI Rockcastle NV(1)	1,023,275	8,499,148
Netcare Ltd.	1,395,106	1,096,965
Ninety One Ltd.	138,645	347,958
Northam Platinum Holdings Ltd.	1,109,527	12,431,933
Nutun Ltd.(1)	27,574	1,831
Oceana Group Ltd.	577	1,665
Old Mutual Ltd.	13,008,620	10,237,056
Omnia Holdings Ltd.	877,016	3,648,639
OUTsurance Group Ltd.	1,214,689	5,235,061
Pepkor Holdings Ltd.	170,796	245,713
Pick n Pay Stores Ltd.(1)(2)	373,717	583,529
PPC Ltd.	902,618	260,526
PSG Financial Services Ltd.	63,123	80,572
Raubex Group Ltd.	35,631	88,615
Reinet Investments SCA	242,438	7,369,164
Remgro Ltd.	833,376	8,016,942
Reunert Ltd.	12,105	38,003
RFG Holdings Ltd.	19,543	17,845
Sanlam Ltd.	1,663,271	8,575,000
Santam Ltd.	13,694	339,753
Sappi Ltd.	2,418,592	3,974,033
Sasol Ltd., ADR(1)(2)	806,073	5,432,932
Shoprite Holdings Ltd.	536,823	8,011,173
Sibanye Stillwater Ltd., ADR(1)	1,648,967	12,482,680
SPAR Group Ltd.(1)	569,898	3,499,866
Standard Bank Group Ltd.	1,377,035	19,373,484
Sun International Ltd.	36,034	95,274
Super Group Ltd.	56,705	46,129
Telkom SA SOC Ltd.	1,755,606	5,043,640
Thungela Resources Ltd.	723,462	3,818,848
Tiger Brands Ltd.(2)	283,297	4,998,451
Truworths International Ltd.	915,118	3,118,977
Tsogo Sun Ltd.	11,283	4,309
Valterra Platinum Ltd.	66,943	3,069,880

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Vodacom Group Ltd.	693,624	$5,601,365
Wilson Bayly Holmes-Ovcon Ltd.	24,839	240,509
Woolworths Holdings Ltd.(2)	977,480	2,876,630
Zeda Ltd.	232,331	167,632
Zeder Investments Ltd.(2)	120,266	8,685
		470,283,811
South Korea — 12.0%
ABLBio, Inc.(1)	23,584	1,553,482
Able C&C Co. Ltd.	5,618	55,327
Advanced Process Systems Corp.	4,807	60,840
Aekyung Chemical Co. Ltd.	36,696	277,389
Aekyung Industrial Co. Ltd.	9,128	105,833
Agabang & Co.(1)	50,751	184,772
Ahnlab, Inc.	1,317	57,175
Alteogen, Inc.(1)	3,978	1,251,083
Amorepacific Corp.	15,952	1,376,243
Amorepacific Holdings Corp.	33,558	655,417
Ananti, Inc.(1)	156,492	1,043,630
APR Corp.(1)	55,617	9,071,798
Aprogen Biologics(1)	56,344	24,745
Aprogen, Inc.(1)	19,477	9,536
Asiana Airlines, Inc.(1)	62,870	428,272
BGF Co. Ltd.	12,496	35,739
BGF retail Co. Ltd.	32,999	2,782,055
BH Co. Ltd.	65,402	862,421
Binex Co. Ltd.(1)	11,370	131,421
Binggrae Co. Ltd.	18,681	947,502
Bioneer Corp.(1)	5,617	56,609
BNK Financial Group, Inc.	632,785	6,543,163
Boditech Med, Inc.	886	9,176
Boryung	67,616	404,634
Bukwang Pharmaceutical Co. Ltd.(1)	19,091	45,540
Byucksan Corp.	60,494	93,187
Caregen Co. Ltd.	12,678	506,795
Celltrion Pharm, Inc.(1)	9,508	352,936
Celltrion, Inc.	61,208	7,364,361
Chabiotech Co. Ltd.(1)	18,873	140,780
Cheil Worldwide, Inc.	130,330	1,853,812
Chong Kun Dang Pharmaceutical Corp.	19,356	1,109,439
Chongkundang Holdings Corp.	112	3,887
Chunbo Co. Ltd.(1)	124	3,817
CJ CGV Co. Ltd.(1)	245,235	814,964
CJ CheilJedang Corp.	24,269	3,991,359
CJ Corp.	23,667	2,713,329
CJ ENM Co. Ltd.(1)	63,427	3,251,424
CJ Logistics Corp.	30,126	1,805,409
Classys, Inc.	25,115	940,369
Com2uSCorp	6,964	196,251
Cosmax, Inc.	23,649	3,672,496
CosmoAM&T Co. Ltd.(1)	5,349	163,863
Coway Co. Ltd.	114,460	8,545,202
COWELL FASHION Co. Ltd.(1)	13,544	20,967
CrystalGenomics Invites Co. Ltd.(1)	11,842	14,469

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
CS Wind Corp.	38,075	$1,138,927
Cuckoo Holdings Co. Ltd.	2,944	66,279
Cuckoo Homesys Co. Ltd.	4,724	91,773
Daeduck Electronics Co. Ltd.	57,273	983,403
Daehan Flour Mill Co. Ltd.	490	50,344
Daesang Corp.	57,895	938,410
Daesung Holdings Co. Ltd.	377	2,354
Daewon Pharmaceutical Co. Ltd.	2,047	19,277
Daewoo Engineering & Construction Co. Ltd.(1)	224,599	597,932
Daewoong Co. Ltd.	25,783	457,692
Daewoong Pharmaceutical Co. Ltd.	1,900	185,543
Daishin Securities Co. Ltd.	94,253	1,891,745
Daol Investment & Securities Co. Ltd.	111,644	283,650
Daou Data Corp.	30,424	358,772
Daou Technology, Inc.	108,334	2,657,319
DB HiTek Co. Ltd.	64,808	2,125,839
DB Insurance Co. Ltd.	106,775	10,095,037
DB Securities Co. Ltd.	13,706	86,847
Dentium Co. Ltd.	9,297	383,055
DI Dong Il Corp.	28,031	827,165
DIO Corp.(1)	879	10,253
DL E&C Co. Ltd.	62,598	1,907,937
DL Holdings Co. Ltd.	43,820	1,226,699
DN Automotive Corp.	15,680	298,781
Dong-A Socio Holdings Co. Ltd.	3,491	279,128
Dong-A ST Co. Ltd.	2,856	90,801
Dongjin Semichem Co. Ltd.	109,889	2,351,773
DongKook Pharmaceutical Co. Ltd.	17,221	209,936
Dongkuk CM Co. Ltd.	30,636	118,662
Dongkuk Holdings Co. Ltd.	16,318	87,616
Dongkuk Steel Mill Co. Ltd.	75,378	502,359
Dongsuh Cos., Inc.	13,157	257,652
Dongwha Pharm Co. Ltd.	4,407	19,736
Dongwon Development Co. Ltd.	10,306	21,133
Dongwon Industries Co. Ltd.	14,102	443,006
Dongwon Systems Corp.	5,098	104,663
Doosan Bobcat, Inc.(1)	67,810	2,590,510
Doosan Co. Ltd.	327	129,776
Doosan Enerbility Co. Ltd.(1)	526,969	23,173,463
Doosan Fuel Cell Co. Ltd.(1)	36,769	753,575
Doosan Tesna, Inc.	13,196	343,778
DoubleUGames Co. Ltd.	8,785	332,102
Douzone Bizon Co. Ltd.	16,898	963,722
Dreamtech Co. Ltd.	15,774	71,944
Duk San Neolux Co. Ltd.(1)	6,317	213,699
Easy Bio, Inc.	465	1,850
Easy Holdings Co. Ltd.(1)	1	3
Echo Marketing, Inc.	11,592	114,400
Ecopro BM Co. Ltd.(1)	15,227	1,321,702
Ecopro Co. Ltd.	20,425	740,303
Ecopro HN Co. Ltd.	24,612	436,295
E-MART, Inc.	51,280	2,632,824
Eo Technics Co. Ltd.	7,224	1,062,651

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Eugene Corp.	22,122	$54,708
Eugene Investment & Securities Co. Ltd.	168,284	417,738
Eugene Technology Co. Ltd.	5,418	185,038
F&F Co. Ltd.	27,933	1,333,344
Foosung Co. Ltd.(1)	7,436	31,919
Genexine, Inc.(1)	1,908	7,057
GOLFZON Co. Ltd.	7,448	337,528
Gradiant Corp.	19,296	202,536
Grand Korea Leisure Co. Ltd.	57,743	693,313
Green Cross Corp.	2,501	232,640
Green Cross Holdings Corp.	2,440	26,549
GS Engineering & Construction Corp.	105,182	1,407,854
GS Holdings Corp.	90,260	2,949,261
GS P&L Co. Ltd.(1)	15,273	537,589
GS Retail Co. Ltd.	101,348	1,179,364
HAESUNG DS Co. Ltd.	19,421	311,998
Han Kuk Carbon Co. Ltd.	112,995	2,672,425
Hana Financial Group, Inc.	697,458	41,116,165
Hana Materials, Inc.	7,352	141,572
Hana Micron, Inc.(1)	63,440	628,832
Hana Tour Service, Inc.	16,141	596,327
Handsome Co. Ltd.	13,246	143,357
Hanil Cement Co. Ltd.	35,893	498,630
Hanjin Kal Corp.	674	54,147
Hanjin Logistics Corp.	3,382	49,328
Hankook & Co. Co. Ltd.	26,512	463,701
Hankook Shell Oil Co. Ltd.	114	35,396
Hankook Tire & Technology Co. Ltd.	166,225	4,791,565
Hanmi Pharm Co. Ltd.	5,573	1,211,426
Hanmi Science Co. Ltd.(1)	10,244	301,783
Hanmi Semiconductor Co. Ltd.	28,867	1,781,186
Hanon Systems(1)	220,504	564,205
Hansae Co. Ltd.	42,094	280,931
Hansol Chemical Co. Ltd.	12,594	1,596,036
Hansol Paper Co. Ltd.	4,250	26,170
Hansol Technics Co. Ltd.	34,469	131,594
Hanssem Co. Ltd.	12,375	374,913
Hanwha Aerospace Co. Ltd.	80,947	51,334,308
Hanwha Corp.	96,621	5,797,302
Hanwha Corp., Preference Shares	9,403	238,016
Hanwha Engine(1)	62,877	2,136,440
Hanwha General Insurance Co. Ltd.(1)	185,904	759,448
Hanwha Investment & Securities Co. Ltd.(1)	297,708	1,184,961
Hanwha Life Insurance Co. Ltd.(1)	1,212,844	2,727,556
Hanwha Ocean Co. Ltd.(1)	26,270	2,111,293
Hanwha Solutions Corp.	129,690	2,634,075
Hanwha Systems Co. Ltd.	19,233	702,791
Hanwha Vision Co. Ltd.(1)	56,720	2,156,011
Harim Holdings Co. Ltd.	117,914	707,215
HD Hyundai Co. Ltd.	166,808	16,425,731
HD Hyundai Construction Equipment Co. Ltd.	32,047	2,002,484
HD Hyundai Electric Co. Ltd.	27,427	9,617,892
HD Hyundai Energy Solutions Co. Ltd.(1)	3,807	117,502

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
HD Hyundai Heavy Industries Co. Ltd.	20,547	$7,665,038
HD Hyundai Infracore Co. Ltd.(1)	362,321	3,639,794
HD HYUNDAI MIPO	28,703	4,219,432
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	77,439	22,567,891
HDC Holdings Co. Ltd.	10,125	156,236
HDC Hyundai Development Co-Engineering & Construction, E Shares	66,672	950,472
HD-Hyundai Marine Engine(1)	27,967	1,842,189
Helixmith Co. Ltd.(1)	2,352	10,067
Hite Jinro Co. Ltd.	123,016	1,687,820
HJ Shipbuilding & Construction Co. Ltd.(1)	15,718	213,597
HL Holdings Corp.(1)	3,576	101,415
HL Mando Co. Ltd.	90,438	2,308,889
HLB, Inc.(1)	35,315	953,709
HMM Co. Ltd.	311,936	4,954,268
Hotel Shilla Co. Ltd.(1)	49,452	1,664,338
HPSP Co. Ltd.	27,740	527,559
HS Hyosung Advanced Materials Corp.	10,656	1,454,065
HS Hyosung Corp.(1)	1,182	50,383
HS Industries Co. Ltd.	11,046	33,874
Hugel, Inc.(1)	10,685	2,415,772
Humasis Co. Ltd.(1)	255,300	241,695
Humedix Co. Ltd.	14,503	564,272
Huons Co. Ltd.	1,038	22,376
Huons Global Co. Ltd.	1,022	33,059
Hwa Shin Co. Ltd.	35,568	221,685
Hwaseung Enterprise Co. Ltd.	6,727	32,516
HYBE Co. Ltd.(1)	12,753	2,630,633
Hyosung Chemical Corp.(1)	1,063	22,308
Hyosung Corp.	31,686	1,972,195
Hyosung Heavy Industries Corp.	10,244	9,081,757
Hyosung TNC Corp.	13,313	2,090,354
Hyundai Autoever Corp.	2,705	339,912
HYUNDAI Corp.	26,090	415,473
Hyundai Department Store Co. Ltd.	49,870	2,659,621
Hyundai Elevator Co. Ltd.	12,882	725,588
Hyundai Engineering & Construction Co. Ltd.	78,084	3,473,144
Hyundai GF Holdings	49,119	271,987
Hyundai Glovis Co. Ltd.	69,929	9,248,049
Hyundai Home Shopping Network Corp.	4,124	164,902
Hyundai Marine & Fire Insurance Co. Ltd.(1)	126,975	2,542,859
Hyundai Mobis Co. Ltd.	48,692	11,119,343
Hyundai Motor Co.	235,435	37,064,038
Hyundai Rotem Co. Ltd.	85,141	11,745,058
Hyundai Steel Co.	341,776	7,854,533
Hyundai Wia Corp.	60,253	2,169,354
ICD Co. Ltd.(1)	6,931	18,898
Il Dong Pharmaceutical Co. Ltd.(1)	137	2,505
Iljin Electric Co. Ltd.	33,685	865,812
Ilyang Pharmaceutical Co. Ltd.	8,045	72,107
iM Financial Group Co. Ltd.	420,606	4,139,393
iMarketKorea, Inc.	10,401	62,088
Industrial Bank of Korea	418,496	5,721,341
Innocean Worldwide, Inc.	27,253	359,401

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Innox Advanced Materials Co. Ltd.	13,820	$235,222
Insun ENT Co. Ltd.(1)	15,244	51,053
Interflex Co. Ltd.(1)	344	2,156
INTOPS Co. Ltd.	26,498	294,666
IS Dongseo Co. Ltd.	32,042	450,726
ISC Co. Ltd.	7,370	305,163
i-SENS, Inc.	7,170	90,701
ISU Chemical Co. Ltd.(1)	11,199	44,121
ISU Specialty Chemical(1)	13,735	438,324
IsuPetasys Co. Ltd.	57,923	2,736,060
JB Financial Group Co. Ltd.	251,227	4,240,667
Jeio Co. Ltd.(1)	7,752	48,102
Jeju Air Co. Ltd.(1)	49,652	234,976
Jin Air Co. Ltd.(1)	28,373	173,145
Jusung Engineering Co. Ltd.	110,147	2,149,735
JW Holdings Corp.	1	2
JW Pharmaceutical Corp.	30,933	476,436
JYP Entertainment Corp.	46,836	2,449,115
K Car Co. Ltd.	27,462	314,002
Kakao Corp.	63,053	2,823,229
Kakao Games Corp.(1)	4,032	46,870
KakaoBank Corp.	66,731	1,179,279
Kakaopay Corp.(1)	12,621	542,187
Kangwon Land, Inc.	212,576	2,755,354
KB Financial Group, Inc., ADR	677,529	53,294,431
KC Co. Ltd.	5,885	93,850
KC Tech Co. Ltd.	6,554	155,827
KCC Corp.	10,019	2,858,270
KCC Glass Corp.	11,552	246,677
KEPCO Engineering & Construction Co., Inc.	10,854	717,200
KEPCO Plant Service & Engineering Co. Ltd.	65,158	2,348,831
KG Chemical Corp.	61,396	209,749
KG Dongbusteel	99,372	379,565
KG Eco Solution Co. Ltd.	45,736	190,603
Kginicis Co. Ltd.	19,665	142,147
KH Vatec Co. Ltd.	14,211	129,738
Kia Corp.	470,410	35,592,847
KISCO Corp.(1)	31,262	223,758
KISWIRE Ltd.	2,301	29,457
KIWOOM Securities Co. Ltd.	59,577	8,775,138
Koh Young Technology, Inc.	10,793	112,636
Kolmar BNH Co. Ltd.	10,254	113,028
Kolmar Holdings Co. Ltd.(1)	3,160	31,515
Kolmar Korea Co. Ltd.(1)	14,637	815,603
Kolon Corp.	1,460	46,073
Kolon Industries, Inc.	47,036	1,241,881
KoMiCo Ltd.	6,296	369,882
KONA I Co. Ltd.	8,918	325,781
Korea Aerospace Industries Ltd.	83,204	5,684,891
Korea Circuit Co. Ltd.(1)	10,726	95,712
Korea Electric Power Corp., ADR	540,075	7,134,391
Korea Electric Terminal Co. Ltd.	10,553	476,622
Korea Gas Corp.	108,092	3,072,886

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Korea Investment Holdings Co. Ltd.	145,414	$14,029,094
Korea Line Corp.(1)	363,652	447,389
Korea Petrochemical Ind Co. Ltd.	4,037	353,214
Korea Real Estate Investment & Trust Co. Ltd.	68,819	59,923
Korea United Pharm, Inc.	5,778	85,413
Korean Air Lines Co. Ltd.	285,010	4,851,274
Korean Reinsurance Co.	366,206	2,851,192
Krafton, Inc.(1)	21,128	4,967,967
KT Corp.	92,055	3,580,561
KT Skylife Co. Ltd.	12,012	45,144
Kum Yang Co. Ltd.(1)	37,215	198,757
Kumho Petrochemical Co. Ltd.	26,218	2,061,830
Kumho Tire Co., Inc.(1)	273,941	975,590
KUMHOE&C Co. Ltd.(1)	253	689
Kyung Dong Navien Co. Ltd.	14,919	827,664
L&F Co. Ltd.(1)	3,514	166,310
Lake Materials Co. Ltd.	43,117	371,917
LB Semicon, Inc.(1)	21,320	61,830
LEENO Industrial, Inc.	30,462	1,019,427
LF Corp.	10,203	138,804
LG Chem Ltd.	69,144	13,733,253
LG Corp.	60,191	3,218,333
LG Display Co. Ltd., ADR(1)	1,281,675	5,652,187
LG Electronics, Inc.	136,200	7,217,065
LG Energy Solution Ltd.(1)	12,133	3,059,867
LG H&H Co. Ltd.	13,453	2,856,150
LG HelloVision Co. Ltd.(1)	6,071	12,840
LG Innotek Co. Ltd.	21,963	2,654,407
LG Uplus Corp.	809,927	8,638,059
LIG Nex1 Co. Ltd.	23,838	8,378,098
LigaChem Biosciences, Inc.(1)	18,545	1,964,634
Lotte Chemical Corp.	21,503	979,890
Lotte Chilsung Beverage Co. Ltd.	15,769	1,354,446
Lotte Corp.	1,759	36,897
Lotte Energy Materials Corp.(1)	6,363	118,091
LOTTE Fine Chemical Co. Ltd.	42,447	1,270,476
LOTTE Himart Co. Ltd.	1,460	8,763
Lotte Innovate Co. Ltd.	2,619	39,984
Lotte Rental Co. Ltd.	43,897	908,359
Lotte Shopping Co. Ltd.	13,923	661,047
Lotte Wellfood Co. Ltd.	6,085	508,268
LS Corp.	34,638	4,383,052
LS Electric Co. Ltd.	26,028	5,262,658
LVMC Holdings(1)	185,101	241,806
LX Hausys Ltd.	4,181	85,177
LX Holdings Corp.	36,891	208,943
LX International Corp.	160,958	3,432,147
LX Semicon Co. Ltd.	28,766	1,107,880
Maeil Dairies Co. Ltd.	2,084	53,857
Mcnex Co. Ltd.	13,810	296,653
Medytox, Inc.	2,082	177,798
MegaStudyEdu Co. Ltd.	16,318	540,326
Meritz Financial Group, Inc.	135,559	12,331,999

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Mirae Asset Life Insurance Co. Ltd.(1)	22,028	$112,170
Mirae Asset Securities Co. Ltd.	451,155	6,201,845
Misto Holdings Corp.	68,091	2,039,949
Miwon Commercial Co. Ltd.	112	11,850
MNTech Co. Ltd.	37,166	274,550
Myoung Shin Industrial Co. Ltd.(1)	62,582	397,372
Namhae Chemical Corp.	21,065	106,042
Namsun Aluminum Co. Ltd.(1)	7,959	6,556
NAVER Corp.	78,309	12,037,956
NCSoft Corp.	9,814	1,428,355
Neowiz(1)	26,970	468,844
NEPES Corp.(1)	14,849	136,792
Netmarble Corp.	26,151	1,123,707
Nexen Tire Corp.	36,014	151,517
NEXTIN, Inc.	3,774	115,139
NH Investment & Securities Co. Ltd.	272,773	3,809,725
NHN Corp.	11,622	216,957
NHN KCP Corp.	25,127	245,143
NICE Holdings Co. Ltd.(1)	8,854	86,820
NICE Information Service Co. Ltd.	27,105	307,204
NongShim Co. Ltd.	4,061	1,196,956
OCI Co. Ltd.	1,161	44,608
OCI Holdings Co. Ltd.	58,245	3,649,222
OptoElectronics Solutions Co. Ltd.(1)	901	6,073
Orion Corp.	45,624	3,531,095
Orion Holdings Corp.	53,619	798,413
Oscotec, Inc.(1)	202	5,334
Otoki Corp.	2,803	772,645
Pan Ocean Co. Ltd.	1,121,422	3,136,669
Paradise Co. Ltd.	83,299	1,256,841
Park Systems Corp.	2,100	385,468
Partron Co. Ltd.	52,572	242,014
Pearl Abyss Corp.(1)	9,989	234,676
People & Technology, Inc.	8,651	237,828
Peptron, Inc.(1)	5,592	1,245,566
PharmaResearch Co. Ltd.	3,885	1,890,180
Pharmicell Co. Ltd.	14,652	116,707
PI Advanced Materials Co. Ltd.	17,959	218,673
Pond Group Co. Ltd.	7,801	53,328
Poongsan Corp.	54,863	4,671,519
Posco DX Co. Ltd.	49,364	792,270
POSCO Future M Co. Ltd.(1)	18,916	1,913,466
POSCO Holdings, Inc., ADR	473,615	24,433,798
Posco International Corp.	89,443	3,081,972
Posco M-Tech Co. Ltd.	16,136	149,853
PSK, Inc.	30,279	528,987
Pulmuone Co. Ltd.	3,081	30,830
S&S Tech Corp.	6,600	256,281
S-1 Corp.	6,776	389,548
Sam Chun Dang Pharm Co. Ltd.	8,642	1,192,769
Sam Young Electronics Co. Ltd.	3,086	22,997
Samchully Co. Ltd.	2,600	238,016
Samjin Pharmaceutical Co. Ltd.	1,819	24,811

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Samsung Biologics Co. Ltd.(1)	8,099	$5,812,112
Samsung C&T Corp.	36,716	4,419,222
Samsung Card Co. Ltd.	2,438	88,433
Samsung E&A Co. Ltd.	358,938	7,485,030
Samsung Electro-Mechanics Co. Ltd.	39,800	4,565,948
Samsung Electronics Co. Ltd., GDR	174,049	215,274,721
Samsung Fire & Marine Insurance Co. Ltd.	85,441	27,193,334
Samsung Heavy Industries Co. Ltd.(1)	2,166,141	33,112,411
Samsung Life Insurance Co. Ltd.	87,011	8,938,909
Samsung SDI Co. Ltd.	26,484	3,924,840
Samsung SDS Co. Ltd.	28,164	2,975,541
Samsung Securities Co. Ltd.	230,812	11,394,416
Samwha Capacitor Co. Ltd.	1,445	26,410
Samyang Corp.	1,845	64,830
Samyang Foods Co. Ltd.	9,001	10,078,505
Samyang Holdings Corp.(1)	1,825	112,718
Sang-A Frontec Co. Ltd.	2,323	30,187
SD Biosensor, Inc.	41,043	295,473
SeAH Besteel Holdings Corp.	96,865	1,932,110
SeAH Steel Corp.	5,017	480,573
SeAH Steel Holdings Corp.	3,380	447,111
Sebang Co. Ltd.	11,290	113,307
Sebang Global Battery Co. Ltd.	17,053	759,847
Seegene, Inc.	46,323	863,784
Seobu T&D	25,452	172,053
Seojin System Co. Ltd.(1)	17,366	239,875
Seoul Semiconductor Co. Ltd.(1)	58,387	280,342
Seoyon E-Hwa Co. Ltd.	36,492	306,174
SFA Engineering Corp.	21,698	358,151
SFA Semicon Co. Ltd.(1)	55,863	138,026
SGC Energy Co. Ltd.	3,153	51,933
Shinhan Financial Group Co. Ltd., ADR	876,381	41,391,475
Shinsegae International, Inc.	15,239	112,215
Shinsegae, Inc.	27,501	3,262,645
Shinsung E&G Co. Ltd.(1)	13,081	14,645
Shinyoung Securities Co. Ltd.	714	76,518
SillaJen, Inc.(1)	210	444
SIMMTECH Co. Ltd.	30,515	553,159
SK Biopharmaceuticals Co. Ltd.(1)	14,498	1,024,336
SK Bioscience Co. Ltd.(1)	5,111	173,171
SK Chemicals Co. Ltd.	25,070	1,071,165
SK D&D Co. Ltd.	9,999	72,568
SK Discovery Co. Ltd.	27,050	1,027,227
SK Eternix Co. Ltd.(1)	17,959	263,999
SK Gas Ltd.	5,017	928,501
SK Hynix, Inc.	738,458	140,703,815
SK IE Technology Co. Ltd.(1)	9,726	193,553
SK Innovation Co. Ltd.	36,752	2,659,906
SK Networks Co. Ltd.	397,970	1,252,154
SK oceanplant Co. Ltd.(1)	13,874	207,733
SK Securities Co. Ltd.	281,197	131,193
SK Telecom Co. Ltd., ADR	149,311	3,216,159
SK, Inc.	39,442	5,849,131

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
SKC Co. Ltd.(1)	5,450	$365,442
SL Corp.	56,146	1,362,405
SM Entertainment Co. Ltd.	21,227	2,116,170
SNT Dynamics Co. Ltd.	30,773	1,378,472
SNT Motiv Co. Ltd.	46,512	1,241,146
S-Oil Corp.(1)	96,751	4,184,524
Songwon Industrial Co. Ltd.	5,948	44,164
Soop Co. Ltd.	24,533	1,372,030
Soulbrain Co. Ltd.	6,865	1,075,143
Soulbrain Holdings Co. Ltd.	16,239	457,336
SPC Samlip Co. Ltd.	1,750	67,498
SPG Co. Ltd.(1)	22,550	409,646
ST Pharm Co. Ltd.	4,811	319,430
STIC Investments, Inc.	2,476	18,089
Studio Dragon Corp.(1)	33,926	1,097,267
Sun Kwang Co. Ltd.	716	9,926
Sung Kwang Bend Co. Ltd.	44,555	1,068,413
Sungwoo Hitech Co. Ltd.	139,343	601,657
Taekwang Industrial Co. Ltd.	111	69,242
Taewoong Co. Ltd.(1)	12,447	334,778
Taeyoung Engineering & Construction Co. Ltd.(1)	4,045	5,222
Taihan Electric Wire Co. Ltd.(1)	12,528	140,064
TES Co. Ltd.	34,277	734,487
TK Corp.(1)	34,054	614,271
TKG Huchems Co. Ltd.	31,262	395,104
Tokai Carbon Korea Co. Ltd.	4,217	330,600
Tongyang Life Insurance Co. Ltd.(1)	92,144	493,094
Tongyang, Inc.(1)	2,830	1,277
Toptec Co. Ltd.	329	1,143
Tway Air Co. Ltd.(1)	178,891	236,460
TY Holdings Co. Ltd.(1)	2,617	6,051
Unid Co. Ltd.	10,505	572,730
Value Added Technology Co. Ltd.	4,998	74,492
Vieworks Co. Ltd.	968	14,199
VT Co. Ltd.(1)	48,990	1,288,456
Webzen, Inc.	10,007	102,101
Wemade Co. Ltd.(1)	1,209	24,273
Whanin Pharmaceutical Co. Ltd.	148	1,126
Winix, Inc.	1,433	6,011
WiSoL Co. Ltd.	6,266	25,601
Won Tech Co. Ltd.	16,167	118,309
Wonik Holdings Co. Ltd.(1)	5,541	34,402
WONIK IPS Co. Ltd.	29,136	845,003
Wonik Materials Co. Ltd.	745	12,828
Wonik QnC Corp.	13,043	165,657
Woongjin Thinkbig Co. Ltd.	138,321	178,145
Woori Financial Group, Inc.	1,782,553	31,799,949
Woori Technology Investment Co. Ltd.(1)	66,766	513,514
W-Scope Chungju Plant Co. Ltd.(1)	3,992	21,353
Wysiwyg Studios Co. Ltd.(1)	39,005	24,789
Y G-1 Co. Ltd.	6	23
YG Entertainment, Inc.	15,363	1,121,991
Youlchon Chemical Co. Ltd.	3,021	65,331

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Young Poong Corp.	3,470	$94,450
Youngone Corp.	45,146	1,899,149
Youngone Holdings Co. Ltd.	10,183	966,609
Yuanta Securities Korea Co. Ltd.	56,886	141,052
Yuhan Corp.	16,534	1,346,727
Zinus, Inc.	14,391	173,483
		1,444,783,154
Taiwan — 21.5%
Abico Avy Co. Ltd.	39,772	52,269
Ability Enterprise Co. Ltd.(1)(2)	567,000	1,458,260
AcBel Polytech, Inc.	96,482	90,048
Accton Technology Corp.(2)	468,000	15,407,666
Acer Cyber Security, Inc.	7,736	46,577
Acer E-Enabling Service Business, Inc.	13,000	111,578
Acer, Inc.(2)	2,353,000	2,262,879
ACES Electronic Co. Ltd.(1)	352,720	863,416
Acon Holding, Inc.(1)	277,000	90,484
Acter Group Corp. Ltd.	473,414	13,727,812
ADATA Technology Co. Ltd.(2)	1,280,488	4,270,873
Advanced Ceramic X Corp.	5,000	21,245
Advanced International Multitech Co. Ltd.	194,000	376,891
Advanced Optoelectronic Technology, Inc.(1)	23,000	12,783
Advanced Power Electronics Corp.	103,000	288,163
Advanced Wireless Semiconductor Co.(2)	71,000	259,302
Advancetek Enterprise Co. Ltd.(2)	555,000	906,839
Advantech Co. Ltd.	71,710	801,312
AGV Products Corp.	300,000	108,257
AIC, Inc.(2)	96,000	842,231
Airtac International Group	4,185	107,204
Alchip Technologies Ltd.(2)	61,000	7,983,240
Allied Supreme Corp.	43,000	401,658
Alltek Technology Corp.	161,529	169,412
Alltop Technology Co. Ltd.(2)	72,252	591,735
Alpha Networks, Inc.	153,772	144,150
Altek Corp.	827,488	1,352,525
Amazing Microelectronic Corp.	100,259	241,512
Ambassador Hotel	53,000	75,572
Ampak Technology, Inc.	43,000	117,286
Ampire Co. Ltd.	63,000	53,529
AMPOC Far-East Co. Ltd.(1)(2)	38,000	212,315
AmTRAN Technology Co. Ltd.	1,721,935	769,905
Anderson Industrial Corp.(1)(2)	194,000	113,648
Anji Technology Co. Ltd.(1)	397	564
Anpec Electronics Corp.(2)	96,000	557,608
Apacer Technology, Inc.	53,000	110,275
APAQ Technology Co. Ltd.	12,000	70,583
Apex Dynamics, Inc.(2)	28,000	695,164
Apex International Co. Ltd.(1)(2)	93,656	81,881
Arcadyan Technology Corp.	155,061	1,196,119
Ardentec Corp.(2)	2,356,000	5,693,504
Argosy Research, Inc.(2)	136,545	767,452
ASE Technology Holding Co. Ltd., ADR	2,995,516	29,685,564
Asia Cement Corp.	3,521,000	4,256,381

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Asia Optical Co., Inc.(2)	192,000	$1,027,856
Asia Polymer Corp.	388,007	152,417
Asia Tech Image, Inc.	145,000	420,782
Asia Vital Components Co. Ltd.(2)	768,243	25,079,021
ASIX Electronics Corp.	11,000	34,505
ASolid Technology Co. Ltd.(1)	21,000	35,921
ASPEED Technology, Inc.	8,400	1,365,376
ASROCK, Inc.	3,000	27,128
Asustek Computer, Inc.	1,261,000	25,941,694
ATE Energy International Co. Ltd.	108,609	117,198
Aten International Co. Ltd.	9,000	17,339
Audix Corp.	19,000	39,923
AUO Corp.(1)(2)	6,375,160	2,663,523
AURAS Technology Co. Ltd.	36,000	800,089
AVer Information, Inc.	14,000	15,435
Avermedia Technologies(2)	458,000	676,124
Axiomtek Co. Ltd.	45,000	127,274
Azurewave Technologies, Inc.	70,000	228,445
Bafang Yunji International Co. Ltd.	74,000	461,436
Bank of Kaohsiung Co. Ltd.(2)	582,724	221,710
Basso Industry Corp.	65,000	68,608
BenQ Materials Corp.(2)	108,000	84,668
BES Engineering Corp.(1)(2)	6,745,000	2,464,811
Bin Chuan Enterprise Co. Ltd.(1)	23,000	43,258
B'in Live Co. Ltd.	129,871	372,905
Bioteque Corp.	27,000	104,548
Bizlink Holding, Inc.(2)	282,258	9,823,395
Bon Fame Co. Ltd.	34,000	63,111
Bonny Worldwide Ltd.(2)	51,000	292,938
Bora Pharmaceuticals Co. Ltd.(2)	8,573	203,291
Brighton-Best International Taiwan, Inc.	206,000	230,785
Brillian Network & Automation Integrated System Co. Ltd.	205,000	1,921,885
C Sun Manufacturing Ltd.	40,976	270,334
Capital Futures Corp.	178,070	286,114
Capital Securities Corp.(2)	1,739,000	1,235,851
Career Technology MFG. Co. Ltd.(1)	601,961	301,612
Catcher Technology Co. Ltd.(2)	2,920,000	17,942,347
Cathay Financial Holding Co. Ltd.(2)	17,475,062	34,993,575
Cayman Engley Industrial Co. Ltd.(1)	7,000	7,029
Cenra, Inc.	164,000	182,817
Center Laboratories, Inc.(1)	65,169	79,130
Central Reinsurance Co. Ltd.	1,207,585	928,364
Century Iron & Steel Industrial Co. Ltd.(2)	413,000	2,469,892
Chailease Holding Co. Ltd.(2)	427,067	1,620,764
Chain Chon Industrial Co. Ltd.	43,000	14,097
Champion Building Materials Co. Ltd.	81,900	26,402
Chang Hwa Commercial Bank Ltd.	8,372,664	5,248,376
Chang Wah Electromaterials, Inc.(2)	193,000	273,094
Chang Wah Technology Co. Ltd.	17,500	19,271
Channel Well Technology Co. Ltd.(1)(2)	429,000	1,313,976
Charoen Pokphand Enterprise	325,600	1,415,087
CHC Healthcare Group(2)	217,000	347,832
Chen Full International Co. Ltd.	16,000	22,944

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Chenbro Micom Co. Ltd.	72,000	$1,423,592
Cheng Fwa Industrial Co. Ltd.(2)	332,000	254,133
Cheng Loong Corp.(2)	532,000	310,784
Cheng Mei Materials Technology Corp.(1)	576,158	264,476
Cheng Shin Rubber Industry Co. Ltd.	2,622,000	3,248,887
Cheng Uei Precision Industry Co. Ltd.	492,000	762,726
Chenming Electronic Technology Corp.(2)	262,000	1,105,290
Chia Chang Co. Ltd.	30,000	35,309
Chia Hsin Cement Corp.	128,520	55,990
Chicony Electronics Co. Ltd.	2,184,000	9,811,845
Chicony Power Technology Co. Ltd.(2)	187,000	638,810
Chieftek Precision Co. Ltd.	1,100	3,130
Chien Kuo Construction Co. Ltd.(2)	336,000	258,428
China Airlines Ltd.(2)	4,181,000	2,887,599
China Bills Finance Corp.	155,000	84,090
China Container Terminal Corp.(2)	207,000	183,547
China Ecotek Corp.	32,000	58,679
China Electric Manufacturing Corp.(2)	450,000	192,969
China General Plastics Corp.	157,722	60,401
China Glaze Co. Ltd.	71,000	46,847
China Man-Made Fiber Corp.(1)	905,320	195,842
China Metal Products(2)	738,000	590,228
China Motor Corp.	405,800	768,052
China Petrochemical Development Corp.(1)(2)	5,557,980	1,296,447
China Steel Chemical Corp.	39,000	104,448
China Steel Corp.(2)	16,723,000	10,966,702
China Wire & Cable Co. Ltd.	113,000	144,542
Chinese Maritime Transport Ltd.(2)	327,000	573,906
Ching Feng Home Fashions Co. Ltd.(2)	182,000	122,177
Chin-Poon Industrial Co. Ltd.(2)	1,815,000	2,401,907
Chipbond Technology Corp.(2)	1,601,000	2,799,270
ChipMOS Technologies, Inc.	626,000	495,921
Chlitina Holding Ltd.	54,026	198,337
Chong Hong Construction Co. Ltd.(2)	512,000	1,262,986
Chroma ATE, Inc.(2)	2,413,000	45,708,038
Chun Yuan Steel Industry Co. Ltd.	649,000	441,520
Chung Hung Steel Corp.(1)(2)	180,000	94,198
Chung Hwa Pulp Corp.(1)	96,000	38,019
Chung-Hsin Electric & Machinery Manufacturing Corp.(2)	1,911,000	10,665,526
Chunghwa Chemical Synthesis & Biotech Co. Ltd.	98,000	89,787
Chunghwa Precision Test Tech Co. Ltd.(2)	22,000	888,746
Chunghwa Telecom Co. Ltd., ADR	318,346	13,851,234
Cleanaway Co. Ltd.(2)	108,000	702,086
Clevo Co.	99,000	135,413
CMC Magnetics Corp.(2)	1,164,063	340,389
Collins Co. Ltd.	86,000	42,097
Compal Electronics, Inc.	7,636,000	6,868,388
Compeq Manufacturing Co. Ltd.	1,277,000	3,364,380
Concord International Securities Co. Ltd.(2)	1,044,517	485,685
Concord Securities Co. Ltd.(2)	2,050,125	816,750
Continental Holdings Corp.(2)	521,000	396,297
Contrel Technology Co. Ltd.(2)	79,000	113,585
Coremax Corp.	53,837	97,919

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Coretronic Corp.	299,000	$1,193,585
Co-Tech Development Corp.(2)	4,309,000	30,474,029
Creative Sensor, Inc.(2)	175,500	345,087
Cryomax Cooling System Corp.	152,077	161,862
CSBC Corp. Taiwan(1)	380,000	255,264
CTBC Financial Holding Co. Ltd.	33,835,000	45,383,543
CTCI Corp.(2)	1,162,899	1,173,281
CviLux Corp.	232,000	425,460
CyberPower Systems, Inc.(2)	134,000	974,504
CyberTAN Technology, Inc.(1)	61,000	50,868
DA CIN Construction Co. Ltd.	42,400	82,249
Dafeng TV Ltd.	4,000	6,698
Da-Li Development Co. Ltd.(2)	942,008	1,302,587
Darfon Electronics Corp.	176,000	207,785
Darwin Precisions Corp.(2)	172,000	62,924
Daxin Materials Corp.(2)	159,000	1,971,973
De Licacy Industrial Co. Ltd.	241,164	86,527
Delta Electronics, Inc.	2,447,000	56,373,383
Depo Auto Parts Ind Co. Ltd.	248,000	1,163,598
Desiccant Technology Corp.	5,500	30,210
Dimerco Express Corp.(2)	222,925	576,062
DingZing Advanced Materials, Inc.	59,000	212,416
D-Link Corp.(2)	1,473,600	869,896
Double Bond Chemical Industry Co. Ltd.(1)	1,134	1,475
Dr. Wu Skincare Co. Ltd.	12,000	46,841
Dynamic Holding Co. Ltd.	1,355,147	5,029,068
Dynamic Medical Technologies, Inc.(2)	33,880	85,006
Dynapack International Technology Corp.(2)	1,231,000	14,514,084
E Ink Holdings, Inc.	17,000	145,052
E.Sun Financial Holding Co. Ltd.	14,647,520	15,986,245
Eastech Holding Ltd.(2)	156,000	568,946
Eastern Media International Corp.	80,785	47,319
Eclat Textile Co. Ltd.(2)	151,000	1,968,185
ECOVE Environment Corp.	7,000	65,783
Edimax Technology Co. Ltd.(1)(2)	86,000	61,812
Edison Opto Corp.	81,911	49,893
Edom Technology Co. Ltd.(1)	68,200	84,802
Elan Microelectronics Corp.	741,000	2,879,560
E-Lead Electronic Co. Ltd.(2)	119,000	203,425
E-LIFE MALL Corp.	4,000	9,222
Elite Advanced Laser Corp.(2)	79,000	517,741
Elite Material Co. Ltd.	324,000	12,824,518
Elite Semiconductor Microelectronics Technology, Inc.	59,000	109,230
Elitegroup Computer Systems Co. Ltd.	198,000	124,997
eMemory Technology, Inc.	51,000	3,418,422
Emerging Display Technologies Corp.	104,000	73,826
Ennostar, Inc.(1)(2)	683,375	865,440
Eson Precision Ind Co. Ltd.	136,000	351,040
Eternal Materials Co. Ltd.	1,154,200	1,647,395
Eurocharm Holdings Co. Ltd.	6,000	24,842
Eva Airways Corp.(2)	7,118,000	9,014,596
Everest Textile Co. Ltd.(1)	2,322	463
Evergreen International Storage & Transport Corp.	1,038,000	1,156,075

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Evergreen Marine Corp. Taiwan Ltd.(2)	2,774,676	$16,769,689
EVERGREEN Steel Corp.(2)	327,000	953,538
Everlight Chemical Industrial Corp.(2)	1,240,000	746,016
Everlight Electronics Co. Ltd.(2)	821,000	1,826,612
Evertop Wire Cable Corp.	331,000	408,849
Excelliance Mos Corp.	14,000	33,904
Excelsior Medical Co. Ltd.	87,979	250,603
Far Eastern Department Stores Ltd.	1,459,000	992,754
Far Eastern International Bank(1)	4,634,441	2,041,585
Far Eastern New Century Corp.	3,391,000	3,055,263
Far EasTone Telecommunications Co. Ltd.	3,374,673	9,273,890
Faraday Technology Corp.	72,703	371,852
Farglory F T Z Investment Holding Co. Ltd.	173,486	289,709
Farglory Land Development Co. Ltd.	253,000	507,659
Federal Corp.(1)	89,000	58,735
Feedback Technology Corp.	31,321	120,146
Feng Hsin Steel Co. Ltd.	307,000	669,756
Feng TAY Enterprise Co. Ltd.(2)	246,376	942,686
FineTek Co. Ltd.	46,920	221,537
Firich Enterprises Co. Ltd.(2)	63,064	53,425
First Financial Holding Co. Ltd.	18,249,468	16,886,029
First Hi-Tec Enterprise Co. Ltd.	62,793	657,579
First Insurance Co. Ltd.	236,000	202,535
First Steamship Co. Ltd.(1)	979,210	190,798
FIT Holding Co. Ltd.	189,000	221,804
Fitipower Integrated Technology, Inc.(2)	120,484	696,070
Fittech Co. Ltd.(1)(2)	27,557	55,647
FLEXium Interconnect, Inc.(1)(2)	2,029,000	4,495,144
Flytech Technology Co. Ltd.(2)	135,000	487,517
FocalTech Systems Co. Ltd.(1)	122,804	274,415
Forcecon Tech Co. Ltd.(1)(2)	70,690	296,337
Forest Water Environment Engineering Co. Ltd.	72	87
Formosa Advanced Technologies Co. Ltd.	41,000	34,779
Formosa Chemicals & Fibre Corp.	1,163,000	1,139,988
Formosa International Hotels Corp.(2)	133,000	834,278
Formosa Laboratories, Inc.(2)	160,000	351,143
Formosa Oilseed Processing Co. Ltd.(1)	51,450	51,868
Formosa Optical Technology Co. Ltd.	23,000	85,084
Formosa Petrochemical Corp.(2)	50,000	65,438
Formosa Plastics Corp.(2)	2,712,000	3,443,990
Formosa Sumco Technology Corp.	7,000	19,093
Formosa Taffeta Co. Ltd.(2)	312,000	160,246
Formosan Rubber Group, Inc.	78,300	61,737
Formosan Union Chemical Corp.	533,650	295,007
Fortune Electric Co. Ltd.(2)	75,020	1,571,642
Foxconn Technology Co. Ltd.(2)	1,269,000	2,924,872
Foxsemicon Integrated Technology, Inc.	103,000	968,678
Franbo Lines Corp.(2)	574,344	385,889
Froch Enterprise Co. Ltd.	118,000	54,330
FSP Technology, Inc.	226,000	418,041
Fu Hua Innovation Co. Ltd.	1,754,411	1,201,528
Fubon Financial Holding Co. Ltd.(2)	14,298,311	39,066,415
Fulgent Sun International Holding Co. Ltd.	437,417	1,516,782

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Fulltech Fiber Glass Corp.(1)(2)	174,731	$434,082
Fusheng Precision Co. Ltd.	143,000	1,237,329
G Shank Enterprise Co. Ltd.(2)	187,433	623,370
Galaxy Software Services Corp.	34,296	164,115
Gamania Digital Entertainment Co. Ltd.(2)	303,000	593,608
GEM Services, Inc.	9,000	22,488
Gemtek Technology Corp.(2)	472,000	386,740
General Interface Solution GIS Holding Ltd.(1)	189,000	387,177
General Plastic Industrial Co. Ltd.	98,000	93,445
Generalplus Technology, Inc.	27,000	37,178
Genesys Logic, Inc.	53,000	224,266
Genius Electronic Optical Co. Ltd.(2)	71,079	1,050,857
Getac Holdings Corp.	232,000	1,156,728
GFC Ltd.	1,000	4,117
Giant Manufacturing Co. Ltd.	898,885	3,076,378
Giantplus Technology Co. Ltd.(2)	150,000	66,253
Gigabyte Technology Co. Ltd.(2)	2,739,000	24,627,450
Ginar Technology Co. Ltd.	58,000	62,644
Global Brands Manufacture Ltd.	567,308	2,649,719
Global Lighting Technologies, Inc.	26,000	35,833
Global Mixed Mode Technology, Inc.	79,000	598,652
Global PMX Co. Ltd.(2)	102,000	558,160
Global Unichip Corp.(2)	80,000	3,450,093
Globaltek Fabrication Co. Ltd.(2)	195,000	421,035
Globalwafers Co. Ltd.(2)	168,000	2,032,100
Globe Union Industrial Corp.	445,000	146,567
Gloria Material Technology Corp.	675,000	842,322
GMI Technology, Inc.(2)	79,767	115,294
Gold Circuit Electronics Ltd.(2)	1,025,600	16,808,182
Goldsun Building Materials Co. Ltd.(2)	1,602,674	1,949,178
Gordon Auto Body Parts(2)	337,000	319,960
Gourmet Master Co. Ltd.	126,000	335,960
Grand Fortune Securities Co. Ltd.	620,600	231,919
Grand Pacific Petrochemical(1)(2)	3,391,253	1,086,258
Grand Process Technology Corp.(2)	19,000	930,211
Grape King Bio Ltd.	143,000	602,085
Great China Metal Industry	9,000	6,263
Great Tree Pharmacy Co. Ltd.	13,230	60,421
Great Wall Enterprise Co. Ltd.(2)	2,001,220	3,470,566
Greatek Electronics, Inc.(2)	309,000	602,862
GTM Holdings Corp.	22,000	21,629
Hai Kwang Enterprise Corp.(1)	81,396	40,137
Hannstar Board Corp.	703,932	2,053,824
HannStar Display Corp.(1)	2,130,000	525,944
HannsTouch Holdings Co.(1)	303,000	65,045
Hanpin Electron Co. Ltd.	82,000	133,126
Harmony Electronics Corp.	17,000	14,095
Harvatek Corp.(1)	62,000	42,157
HD Renewable Energy Co. Ltd.(2)	125,082	610,808
Heran Co. Ltd.(1)	7,000	16,927
Highlight Tech Corp.	12,800	21,729
Highwealth Construction Corp.(2)	2,419,685	3,299,970
Hi-Lai Foods Co. Ltd.	41,000	216,953

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
HIM International Music, Inc.	78,000	$257,271
Hiroca Holdings Ltd.	47,000	33,981
Hitron Technology, Inc.(1)(2)	519,000	399,174
Hiwin Technologies Corp.(2)	2,366,451	16,398,284
Hiyes International Co. Ltd.	205,228	572,985
Ho Tung Chemical Corp.	793,000	203,868
Hocheng Corp.(2)	321,320	230,132
Holdings-Key Electric Wire & Cable Co. Ltd.(2)	242,800	376,560
Holiday Entertainment Co. Ltd.	11,050	23,932
Holtek Semiconductor, Inc.(1)	70,000	92,045
Holy Stone Enterprise Co. Ltd.	81,900	228,304
Hon Hai Precision Industry Co. Ltd.(2)	16,662,000	110,001,672
Hong Ho Precision Textile Co. Ltd.	94,000	61,938
Hong Pu Real Estate Development Co. Ltd.	68,000	61,182
Hong TAI Electric Industrial	358,000	441,133
Horizon Securities Co. Ltd.	722,120	260,445
Hota Industrial Manufacturing Co. Ltd.	3,000	6,700
Hotai Finance Co. Ltd.	188,410	425,080
Hotai Motor Co. Ltd.	71,760	1,287,047
Hsin Ba Ba Corp.(2)	115,391	269,365
Hsin Kuang Steel Co. Ltd.	2,000	2,852
Hsin Yung Chien Co. Ltd.	9,900	30,207
Hsing TA Cement Co.	62,000	31,879
HTC Corp.(1)	48,000	109,895
Hu Lane Associate, Inc.(2)	229,155	1,124,864
Hua Nan Financial Holdings Co. Ltd.(2)	9,227,194	8,404,244
Huaku Development Co. Ltd.	133,980	437,460
Huang Hsiang Construction Corp.(2)	304,271	401,598
Hung Ching Development & Construction Co. Ltd.	203,000	157,932
Hung Sheng Construction Ltd.(2)	820,880	575,104
Huxen Corp.	2,000	3,237
Hwa Fong Rubber Industrial Co. Ltd.	148,000	78,764
Hwacom Systems, Inc.(2)	395,000	290,019
Hwang Chang General Contractor Co. Ltd.(2)	713,535	1,959,185
IBF Financial Holdings Co. Ltd.(2)	2,051,214	1,037,348
Ichia Technologies, Inc.	471,000	934,660
I-Chiun Precision Industry Co. Ltd.	425,325	1,085,439
IEI Integration Corp.	219,000	501,445
IKKA Holdings Cayman Ltd.	23,051	74,594
Infortrend Technology, Inc.	92,000	64,405
Info-Tek Corp.	19,000	20,713
Innodisk Corp.(2)	58,786	555,904
Innolux Corp.(2)	8,417,735	3,843,614
Inpaq Technology Co. Ltd.(2)	54,611	121,644
Insyde Software Corp.	21,600	164,906
Intai Technology Corp.	18,000	63,459
Integrated Service Technology, Inc.	215,000	921,448
Interactive Digital Technologies, Inc.	3,000	7,231
International CSRC Investment Holdings Co.(1)	704,000	254,703
International Games System Co. Ltd.(2)	403,000	10,045,367
Inventec Corp.	2,071,000	2,770,003
Iron Force Industrial Co. Ltd.	156,787	635,731
I-Sheng Electric Wire & Cable Co. Ltd.	10,000	15,246

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
ITE Technology, Inc.	429,000	$1,870,183
ITEQ Corp.	862,000	3,828,290
ITH Corp.	359,000	511,723
J&V Energy Technology Co. Ltd.	14,000	58,501
Jarllytec Co. Ltd.(1)(2)	41,000	166,706
Jean Co. Ltd.(2)	190,168	174,061
Jentech Precision Industrial Co. Ltd.	3,299	223,538
Jetwell Computer Co. Ltd.(2)	117,600	745,542
Jiin Yeeh Ding Enterprise Co. Ltd.	76,400	171,357
Jinan Acetate Chemical Co. Ltd.(2)	2,399,350	5,691,583
Johnson Health Tech Co. Ltd.(2)	112,000	524,417
Jourdeness Group Ltd.	45,000	50,764
JPC connectivity, Inc.	169,000	981,854
JPP Holding Co. Ltd.	100,000	889,996
K Laser Technology, Inc.	38,000	21,048
Kaimei Electronic Corp.(2)	187,200	361,825
Kaori Heat Treatment Co. Ltd.	53,000	664,246
Kedge Construction Co. Ltd.	44,138	113,295
KEE TAI Properties Co. Ltd.	183,715	69,300
Kenda Rubber Industrial Co. Ltd.	235,041	157,922
Kerry TJ Logistics Co. Ltd.	138,000	154,333
Keystone Microtech Corp.	9,000	131,673
KGI Financial Holding Co. Ltd.	3,321,833	1,649,393
KGI Financial Holding Co. Ltd., Preference Shares	402,360	102,199
Kindom Development Co. Ltd.(2)	1,642,520	1,888,290
King Polytechnic Engineering Co. Ltd.(2)	193,200	296,101
King Slide Works Co. Ltd.(2)	3,000	294,077
King Yuan Electronics Co. Ltd.(2)	2,575,000	13,029,143
King's Town Bank Co. Ltd.(1)(2)	1,486,000	2,683,779
Kinik Co.(2)	64,000	721,652
Kinko Optical Co. Ltd.(1)	66,000	83,797
Kinpo Electronics(2)	2,681,000	1,641,291
Kinsus Interconnect Technology Corp.	246,000	905,312
KMC Kuei Meng International, Inc.	14,000	42,475
KNH Enterprise Co. Ltd.	99,000	54,893
KS Terminals, Inc.(2)	193,000	329,162
Kuang Hong Arts Management, Inc.(2)	29,000	161,932
Kung Long Batteries Industrial Co. Ltd.	59,000	251,233
Kung Sing Engineering Corp.(1)(2)	1,085,400	499,749
Kuo Toong International Co. Ltd.(2)	3,365,000	6,095,435
Kuo Yang Construction Co. Ltd.(1)	108,727	66,682
Kura Sushi Asia Co. Ltd.	21,000	61,931
Kwong Lung Enterprise Co. Ltd.(2)	77,000	125,797
L&K Engineering Co. Ltd.(2)	1,077,682	12,332,935
La Kaffa International Co. Ltd.	7,000	17,046
Lanner Electronics, Inc.(1)(2)	157,940	452,284
Largan Precision Co. Ltd.(2)	37,000	2,892,642
Lealea Enterprise Co. Ltd.(1)	529,040	116,723
Lelon Electronics Corp.	124,138	356,119
Lemtech Holdings Co. Ltd.	112,350	288,720
Leofoo Development Co. Ltd.(1)	224,000	127,308
Li Peng Enterprise Co. Ltd.(1)	700,000	131,186
Lian HWA Food Corp.	63,098	280,486

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Lida Holdings Ltd.	24,000	$18,831
Lien Hwa Industrial Holdings Corp.	9,752	15,783
Life Travel & Tourist Service Co. Ltd.(1)	26,000	95,937
Lingsen Precision Industries Ltd.(1)(2)	297,000	179,247
Lion Travel Service Co. Ltd.(2)	326,098	1,697,014
Lite-On Technology Corp.	5,145,000	21,765,658
Liton Technology Corp.	86,000	114,918
Long Bon International Co. Ltd.(1)	262,800	130,765
Longchen Paper & Packaging Co. Ltd.(1)	540,889	176,341
Longwell Co.(2)	384,000	1,391,096
Lotes Co. Ltd.(2)	20,776	976,743
Lotus Pharmaceutical Co. Ltd.(2)	229,000	1,443,922
Loyalty Founder Enterprise Co. Ltd.	45,000	55,554
Lucky Cement Corp.	155,000	77,671
Lumax International Corp. Ltd.(2)	54,000	201,062
Lung Yen Life Service Corp.(1)	293,000	516,545
Lungteh Shipbuilding Co. Ltd.(1)	46,200	241,613
M3 Technology, Inc.	54,000	155,909
Macauto Industrial Co. Ltd.	25,000	51,003
Macnica Anstek, Inc.(1)(2)	155,000	373,119
Macroblock, Inc.	27,000	59,751
Macronix International Co. Ltd.(1)(2)	1,941,000	1,269,794
MacroWell OMG Digital Entertainment Co. Ltd.	19,000	46,279
Makalot Industrial Co. Ltd.(2)	463,941	4,057,561
Marketech International Corp.	10,000	85,759
Materials Analysis Technology, Inc.(2)	151,212	960,172
Mayer Steel Pipe Corp.(2)	241,200	196,954
Mechema Chemicals International Corp.	40,000	101,577
MedFirst Healthcare Services, Inc.	12,059	24,067
MediaTek, Inc.	2,121,000	94,248,770
Mega Financial Holding Co. Ltd.	5,840,227	7,635,836
Meiloon Industrial Co.(2)	332,000	289,892
Mercuries & Associates Holding Ltd.(1)(2)	761,184	311,673
Mercuries Life Insurance Co. Ltd.(1)	3,083,176	559,509
Merry Electronics Co. Ltd.(2)	367,462	1,285,641
Microbio Co. Ltd.(1)	8,309	6,547
Micro-Star International Co. Ltd.	3,044,000	13,371,281
MIN AIK Technology Co. Ltd.	35,000	23,720
Mirle Automation Corp.(2)	39,000	90,601
Mitac Holdings Corp.(2)	1,120,416	3,531,921
momo.com, Inc.	10,914	89,972
MOSA Industrial Corp.(1)	324,329	198,730
Mosel Vitelic, Inc.	79,000	54,293
Motech Industries, Inc.	2,451	1,424
MPI Corp.	213,000	9,575,266
MSSCORPS Co. Ltd.(2)	47,324	267,160
My Humble House Hospitality Management Consulting	183,000	220,360
Myson Century, Inc.(2)	720,000	1,835,127
Nak Sealing Technologies Corp.	37,000	132,943
Namchow Holdings Co. Ltd.	334,000	432,124
Nan Kang Rubber Tire Co. Ltd.	1,000	1,305
Nan Liu Enterprise Co. Ltd.	6,000	9,909
Nan Pao Resins Chemical Co. Ltd.	71,000	940,609

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Nan Ya Plastics Corp.(2)	2,451,000	$3,449,985
Nan Ya Printed Circuit Board Corp.(2)	205,000	1,459,150
Nang Kuang Pharmaceutical Co. Ltd.	67,000	77,556
Nantex Industry Co. Ltd.	218,000	178,796
Nanya Technology Corp.(1)(2)	1,615,000	2,465,582
National Aerospace Fasteners Corp.	45,000	201,951
Netronix, Inc.	97,000	385,987
Nexcom International Co. Ltd.	57,000	190,663
Nichidenbo Corp.	85,000	194,367
Nidec Chaun-Choung Technology Corp.	7,000	33,220
Nien Made Enterprise Co. Ltd.	197,000	2,773,070
Niko Semiconductor Co. Ltd.	42,610	60,390
Nishoku Technology, Inc.	11,000	41,424
Nova Technology Corp.	33,000	238,635
Novatek Microelectronics Corp.(2)	525,000	7,440,530
Nuvoton Technology Corp.(2)	345,428	703,713
O-Bank Co. Ltd.	2,796,430	821,881
Ocean Plastics Co. Ltd.	30,000	35,292
Onyx Healthcare, Inc.	9,000	42,264
Optimax Technology Corp.	37,000	28,081
Orient Semiconductor Electronics Ltd.(2)	2,376,000	3,432,420
Oriental Union Chemical Corp.(1)	218,000	87,170
O-TA Precision Industry Co. Ltd.(2)	96,000	192,415
Pacific Construction Co.	125,000	40,338
Pacific Hospital Supply Co. Ltd.	11,099	32,824
Paiho Shih Holdings Corp.(2)	152,250	103,092
Pan German Universal Motors Ltd.	14,000	142,348
Pan Jit International, Inc.	354,000	740,322
Pan-International Industrial Corp.(2)	933,000	1,780,433
Parade Technologies Ltd.	2,000	50,694
PCL Technologies, Inc.(2)	134,000	520,891
P-Duke Technology Co. Ltd.	46,105	161,088
Pegatron Corp.(2)	5,293,000	12,107,403
Pegavision Corp.	60,685	630,348
PharmaEngine, Inc.(2)	65,000	142,521
Pharmally International Holding Co. Ltd.(1)	1,282	—
Phihong Technology Co. Ltd.(1)	74,499	60,862
Phison Electronics Corp.	123,000	1,949,576
Phoenix Silicon International Corp.	345,364	1,804,131
Phoenix Tours International, Inc.	67,620	123,147
Pixart Imaging, Inc.(2)	249,000	1,593,504
Podak Co. Ltd.	56,700	72,129
Pou Chen Corp.(2)	3,370,000	3,168,143
Power Wind Health Industry, Inc.	13,252	73,311
Powerchip Semiconductor Manufacturing Corp.(1)(2)	1,473,000	761,169
Powertech Technology, Inc.(2)	2,267,000	8,747,954
Poya International Co. Ltd.(2)	39,319	600,040
President Chain Store Corp.(2)	2,140,000	17,780,474
President Securities Corp.	2,605,821	1,772,269
Primax Electronics Ltd.	1,045,000	2,825,925
Prince Housing & Development Corp.	820,000	245,683
Promate Electronic Co. Ltd.(2)	321,195	539,817
Prosperity Dielectrics Co. Ltd.	1,000	1,340

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Qisda Corp.	260,000	$268,684
QST International Corp.	63,277	99,486
Quang Viet Enterprise Co. Ltd.	6,000	13,833
Quanta Computer, Inc.(2)	3,228,000	27,487,685
Quanta Storage, Inc.(2)	723,000	2,910,025
Quintain Steel Co. Ltd.(1)	191,948	62,639
Radiant Opto-Electronics Corp.(2)	3,437,000	16,066,970
Radium Life Tech Co. Ltd.(1)	1,730,498	626,191
Raydium Semiconductor Corp.	32,000	309,442
Realtek Semiconductor Corp.(2)	520,000	9,034,503
Rechi Precision Co. Ltd.(2)	981,000	778,389
Rexon Industrial Corp. Ltd.(2)	295,000	302,848
Rich Development Co. Ltd.	1,828,250	516,091
Richmond International Travel & Tours Co. Ltd.(1)(2)	48,000	169,683
Ritek Corp.(1)	64,281	22,847
Rodex Fasteners Corp.	64,000	64,454
Roo Hsing Co. Ltd.(1)	44,787	15,482
Ruentex Development Co. Ltd.(2)	2,484,260	2,442,723
Ruentex Engineering & Construction Co.	87,127	432,862
Ruentex Industries Ltd.(2)	1,058,306	1,868,577
Run Long Construction Co. Ltd.	488,400	479,487
Sampo Corp.	50,000	40,349
San Fang Chemical Industry Co. Ltd.(2)	573,000	583,659
San Far Property Ltd.	67,000	40,845
San Fu Chemical Co. Ltd.	26,000	107,045
San Shing Fastech Corp.	17,000	28,876
Sanyang Motor Co. Ltd.(2)	542,000	1,151,429
Savior Lifetec Corp.	149,000	90,936
Scientech Corp.(2)	37,000	466,123
ScinoPharm Taiwan Ltd.	2,000	1,161
SDI Corp.	15,000	43,299
Senao International Co. Ltd.	1,000	964
Senao Networks, Inc.	112,174	629,086
Sensortek Technology Corp.	9,000	55,218
Sercomm Corp.	845,000	2,898,811
Sesoda Corp.(2)	773,997	801,140
Shanghai Commercial & Savings Bank Ltd.(2)	4,932,565	6,601,561
Sharehope Medicine Co. Ltd.	138,738	116,983
Sheng Yu Steel Co. Ltd.	51,000	37,995
ShenMao Technology, Inc.(2)	192,000	810,923
Shieh Yih Machinery Industry Co. Ltd.(2)	398,000	313,156
Shih Her Technologies, Inc.(2)	85,000	487,071
Shih Wei Navigation Co. Ltd.(1)	349,706	201,758
Shin Foong Specialty & Applied Materials Co. Ltd.	31,000	33,166
Shin Ruenn Development Co. Ltd.	153,000	338,420
Shin Zu Shing Co. Ltd.(2)	866,594	7,415,568
Shinfox Energy Co. Ltd.(2)	54,000	97,714
Shining Building Business Co. Ltd.(1)	540,000	162,915
Shinkong Insurance Co. Ltd.	328,000	1,155,786
Shinkong Synthetic Fibers Corp.	1,679,000	814,261
Shiny Chemical Industrial Co. Ltd.(2)	69,098	316,103
ShunSin Technology Holding Ltd.(2)	12,000	63,960
Shuttle, Inc.(2)	124,000	77,373

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Sigurd Microelectronics Corp.	1,283,063	$3,530,151
Silergy Corp.	12,000	119,958
Silicon Integrated Systems Corp.	233,612	424,920
Simplo Technology Co. Ltd.	212,000	2,727,274
Sinbon Electronics Co. Ltd.	4,000	30,281
Sincere Navigation Corp.(2)	961,060	717,105
Singatron Enterprise Co. Ltd.	48,000	43,073
Sinher Technology, Inc.	15,000	13,220
Sinmag Equipment Corp.	59,000	265,941
Sino-American Silicon Products, Inc.	3,154,000	10,599,670
Sinon Corp.	932,000	1,287,287
SinoPac Financial Holdings Co. Ltd.(2)	18,392,387	14,036,042
Sinyi Realty, Inc.	34,000	26,758
Sitronix Technology Corp.	331,000	2,262,302
Siward Crystal Technology Co. Ltd.	221,000	157,763
Soft-World International Corp.(2)	160,000	534,924
Solar Applied Materials Technology Corp.	264,670	506,188
Solomon Technology Corp.	163,000	830,625
Solteam, Inc.	54,863	99,377
Sonix Technology Co. Ltd.	66,000	78,728
Speed Tech Corp.	1,000	1,412
Sporton International, Inc.(2)	106,000	609,623
Sports Gear Co. Ltd.(2)	234,000	795,347
St. Shine Optical Co. Ltd.(2)	93,000	441,850
Standard Chemical & Pharmaceutical Co. Ltd.	16,000	29,398
Standard Foods Corp.	121,000	119,124
Stark Technology, Inc.	110,000	620,580
Sumeeko Industries Co. Ltd.	47,000	103,717
Sunjuice Holdings Co. Ltd.	3,000	11,670
Sunny Friend Environmental Technology Co. Ltd.	11,244	27,347
Sunonwealth Electric Machine Industry Co. Ltd.	330,000	1,459,704
Sunplus Technology Co. Ltd.(1)	25,000	20,347
Sunrex Technology Corp.	74,000	100,970
Sunspring Metal Corp.(2)	247,000	186,110
Sunty Development Co. Ltd.	100,000	44,507
Superalloy Industrial Co. Ltd.	10,000	16,075
Supreme Electronics Co. Ltd.(2)	780,353	1,098,953
Swancor Holding Co. Ltd.	232,000	1,086,699
Sweeten Real Estate Development Co. Ltd.	5,192	4,933
Symtek Automation Asia Co. Ltd.	152,887	1,027,237
Syncmold Enterprise Corp.	48,000	110,902
Synnex Technology International Corp.(2)	821,000	1,761,238
Syscom Computer Engineering Co.	89,000	177,677
Systex Corp.	17,000	65,151
T3EX Global Holdings Corp.(2)	194,213	451,997
TA Chen Stainless Pipe	6,315,603	8,018,667
Ta Ya Electric Wire & Cable	137,039	189,420
TAI Roun Products Co. Ltd.	23,000	9,805
TA-I Technology Co. Ltd.	31,750	44,926
Tai Tung Communication Co. Ltd.(2)	46,174	35,714
Taichung Commercial Bank Co. Ltd.(2)	7,036,452	4,893,513
TaiDoc Technology Corp.(2)	90,000	417,474
Taiflex Scientific Co. Ltd.	23,010	42,570

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Taimide Tech, Inc.(2)	283,000	$679,593
Tainan Enterprises Co. Ltd.	149,000	121,994
Tainan Spinning Co. Ltd.	189,000	83,871
Tai-Saw Technology Co. Ltd.	75,000	46,786
TaiSol Electronics Co. Ltd.	13,000	27,427
Taisun Enterprise Co. Ltd.	107,000	65,126
Taita Chemical Co. Ltd.(2)	112,850	42,477
TAI-TECH Advanced Electronics Co. Ltd.	15,000	60,483
Taiwan Business Bank	15,407,632	7,588,878
Taiwan Cogeneration Corp.	57,780	88,317
Taiwan Cooperative Financial Holding Co. Ltd.	6,177,367	4,781,494
Taiwan Fertilizer Co. Ltd.(1)	538,000	936,600
Taiwan Fire & Marine Insurance Co. Ltd.	238,000	257,604
Taiwan FU Hsing Industrial Co. Ltd.	189,000	273,087
Taiwan Glass Industry Corp.(1)(2)	1,035,000	1,189,227
Taiwan High Speed Rail Corp.	667,000	601,357
Taiwan Hon Chuan Enterprise Co. Ltd.(2)	1,910,726	8,632,870
Taiwan Hopax Chemicals Manufacturing Co. Ltd.(2)	398,925	449,194
Taiwan IC Packaging Corp.(1)	32,000	15,201
Taiwan Kong King Co. Ltd.	43,000	39,419
Taiwan Line Tek Electronic	196,420	154,651
Taiwan Mask Corp.	52,000	71,304
Taiwan Mobile Co. Ltd.	1,670,000	5,809,356
Taiwan Navigation Co. Ltd.(2)	535,000	484,346
Taiwan Paiho Ltd.(2)	665,000	1,162,763
Taiwan PCB Techvest Co. Ltd.(2)	238,000	283,503
Taiwan Sakura Corp.	203,000	574,953
Taiwan Secom Co. Ltd.	102,000	372,538
Taiwan Semiconductor Co. Ltd.(2)	76,000	126,919
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,331,047	769,038,822
Taiwan Semiconductor Manufacturing Co. Ltd.	736,000	27,564,219
Taiwan Shin Kong Security Co. Ltd.	7,070	9,426
Taiwan Steel Union Co. Ltd.	22,000	78,188
Taiwan Styrene Monomer(1)	72,000	21,364
Taiwan Surface Mounting Technology Corp.(2)	2,537,000	8,866,385
Taiwan Takisawa Technology Co. Ltd.	33,000	42,670
Taiwan TEA Corp.(1)	304,000	144,659
Taiwan Union Technology Corp.(2)	578,000	6,898,437
Taiyen Biotech Co. Ltd.	24,000	25,237
Tatung Co. Ltd.(2)	1,966,500	2,544,964
Tatung System Technologies, Inc.(1)	21,000	49,078
TBI Motion Technology Co. Ltd.(1)	69,000	104,207
TCC Group Holdings Co. Ltd.(2)	4,171,853	3,055,746
TCI Co. Ltd.(1)(2)	275,000	1,220,551
Te Chang Construction Co. Ltd.(2)	149,000	295,741
Team Group, Inc.(1)(2)	18,000	43,703
Teco Electric & Machinery Co. Ltd.	3,104,000	6,882,862
Tera Autotech Corp.(1)	114,000	101,644
Test Research, Inc.	60,000	418,997
Test Rite International Co. Ltd.	33,000	21,564
Thermaltake Technology Co. Ltd.(1)	97	111
Thinking Electronic Industrial Co. Ltd.(2)	68,000	334,995
Thye Ming Industrial Co. Ltd.(1)	389,400	716,406

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Ton Yi Industrial Corp.	2,122,000	$1,269,998
Tong Hsing Electronic Industries Ltd.(2)	103,381	379,168
Tong Yang Industry Co. Ltd.	1,510,000	4,988,940
Tong-Tai Machine & Tool Co. Ltd.(1)(2)	1,093,000	1,376,438
Top Bright Holding Co. Ltd.	6,400	68,455
Top Union Electronics Corp.	79,665	80,396
Topco Scientific Co. Ltd.(2)	192,553	1,829,184
Topkey Corp.	171,000	1,058,157
Topoint Technology Co. Ltd.	109,000	320,403
TPK Holding Co. Ltd.	523,000	690,008
Trade-Van Information Services Co.	2,000	6,333
Transcend Information, Inc.(2)	59,000	193,590
Tripod Technology Corp.(2)	2,269,000	23,728,050
Trusval Technology Co. Ltd.	91,372	894,247
TS Financial Holding Co. Ltd.(2)	40,863,884	21,664,852
TS Financial Holding Co. Ltd., Preference Shares(1)	5,319,293	1,583,460
Tsang Yow Industrial Co. Ltd.(2)	169,000	125,654
Tsann Kuen Enterprise Co. Ltd.	102,589	82,497
TSC Auto ID Technology Co. Ltd.	8,798	54,149
TSEC Corp.(1)	146,000	73,562
TSRC Corp.	845,000	471,417
TST Group Holding Ltd.	11,000	33,612
Ttet Union Corp.	6,000	29,227
TTFB Co. Ltd.	27,856	175,107
TTY Biopharm Co. Ltd.	169,000	424,006
Tung Ho Steel Enterprise Corp.(2)	1,134,760	2,353,129
Tung Thih Electronic Co. Ltd.	64,064	141,018
TXC Corp.	2,731,000	7,846,442
TYC Brother Industrial Co. Ltd.(2)	1,829,000	2,459,711
Tycoons Group Enterprise(1)	46,384	12,498
Tyntek Corp.	66,000	40,976
UDE Corp.(2)	249,000	884,342
Ultra Chip, Inc.	34,000	57,375
U-Ming Marine Transport Corp.(2)	863,000	1,583,581
Uni Travel Services Co. Ltd.	30	73
Unic Technology Corp.(2)	435,000	398,906
Unimicron Technology Corp.(2)	2,928,000	13,664,467
Union Bank of Taiwan	1,986,087	1,076,153
Union Insurance Co. Ltd.	155,000	131,994
Uni-President Enterprises Corp.(2)	7,773,000	19,623,266
Unitech Computer Co. Ltd.	46,000	68,498
Unitech Printed Circuit Board Corp.(2)	1,246,334	1,244,463
United Integrated Services Co. Ltd.	588,000	23,521,110
United Microelectronics Corp.(2)	21,533,000	28,330,580
United Orthopedic Corp.	21,000	79,108
United Renewable Energy Co. Ltd.(1)	31,085	6,470
Univacco Technology, Inc.(2)	164,000	258,819
Universal Cement Corp.(2)	729,207	703,195
Universal Vision Biotechnology Co. Ltd.	69,582	411,966
UPC Technology Corp.(1)	669,000	221,505
Userjoy Technology Co. Ltd.(2)	61,844	164,734
USI Corp.	423,000	143,527
Utechzone Co. Ltd.(2)	85,000	282,159

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Vanguard International Semiconductor Corp.(2)	3,127,977	$9,287,209
Ventec International Group Co. Ltd.	30,000	106,834
VIA Labs, Inc.	2,000	5,996
Viking Tech Corp.	69,000	87,649
Visco Vision, Inc.	62,000	413,778
Visual Photonics Epitaxy Co. Ltd.(2)	67,000	339,621
Voltronic Power Technology Corp.	42,100	1,352,754
Wafer Works Corp.(1)	154,545	120,671
Wah Hong Industrial Corp.	19,000	26,283
Wah Lee Industrial Corp.	37,740	122,333
Walsin Lihwa Corp.(2)	2,211,163	1,637,968
Walsin Technology Corp.	272,000	727,571
Walton Advanced Engineering, Inc.	88,000	39,649
Wan Hai Lines Ltd.(2)	1,038,640	2,804,191
We & Win Development Co. Ltd.(1)	291,000	99,586
We&Win Diversification Co. Ltd.(2)	73,000	50,627
WEI Chih Steel Industrial Co. Ltd.	76,000	44,816
Wei Chuan Foods Corp.	82,000	41,791
Weikeng Industrial Co. Ltd.(2)	469,000	430,151
Well Shin Technology Co. Ltd.	106,000	189,338
Wholetech System Hitech Ltd.	40,000	183,474
Win Semiconductors Corp.(2)	114,000	342,597
Winbond Electronics Corp.(1)(2)	2,594,324	1,657,248
Winmate, Inc.(2)	28,000	175,681
Winstek Semiconductor Co. Ltd.	148,000	491,700
WinWay Technology Co. Ltd.	10,000	444,484
Wisdom Marine Lines Co. Ltd.	643,378	1,270,245
Wistron Corp.	6,411,000	23,513,572
WITS Corp.	86,345	313,595
Wiwynn Corp.(2)	66,000	6,334,526
WNC Corp.(2)	425,038	1,755,014
Wonderful Hi-Tech Co. Ltd.	318,000	517,528
Wowprime Corp.	254,737	1,826,321
WPG Holdings Ltd.	915,000	1,994,789
WT Microelectronics Co. Ltd.(2)	454,085	1,815,878
WUS Printed Circuit Co. Ltd.	41,000	151,653
WW Holding, Inc.	32,000	79,782
XinTec, Inc.(2)	39,000	173,171
Xxentria Technology Materials Corp.	156,524	210,431
Yageo Corp.	701,712	3,177,571
Yang Ming Marine Transport Corp.(2)	3,610,000	6,787,438
Yankey Engineering Co. Ltd.	72,180	1,154,893
YC INOX Co. Ltd.(1)	268,302	180,402
YCC Parts Manufacturing Co. Ltd.(1)(2)	79,000	121,985
Yea Shin International Development Co. Ltd.	46,536	38,037
Yem Chio Co. Ltd.(1)	346,579	178,698
Yen Sun Technology Corp.	170,000	257,127
Yeong Guan Energy Technology Group Co. Ltd.(1)	77,998	56,558
YFY, Inc.	1,598,000	1,302,753
Yieh Hsing Enterprise Co. Ltd.(1)	41,000	11,064
Yieh Phui Enterprise Co. Ltd.(1)(2)	1,044,264	513,001
Young Fast Optoelectronics Co. Ltd.	57,000	103,024
Youngtek Electronics Corp.	50,000	96,494

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Yuanta Financial Holding Co. Ltd.(2)	22,794,311	$24,129,278
Yuanta Futures Co. Ltd.(2)	84,455	238,264
Yuen Foong Yu Consumer Products Co. Ltd.	70,000	89,407
Yulon Finance Corp.(1)(2)	315,990	1,092,026
Yulon Motor Co. Ltd.(2)	1,476,099	1,583,771
Yungshin Construction & Development Co. Ltd.(2)	277,000	658,421
YungShin Global Holding Corp.	155,000	283,262
Yusin Holding Corp.	28,787	78,848
Zeng Hsing Industrial Co. Ltd.	23,115	72,716
Zenitron Corp.	50,000	50,808
Zero One Technology Co. Ltd.(2)	171,526	689,934
Zhen Ding Technology Holding Ltd.(2)	3,005,000	19,173,495
Zhong Yang Technology Co. Ltd.(1)(2)	75,000	115,468
Zinwell Corp.(1)	75,000	32,497
Zippy Technology Corp.(2)	147,000	269,041
Zyxel Group Corp.	973,043	1,074,425
		2,579,324,635
Thailand — 1.5%
AAPICO Hitech PCL, NVDR	269,200	119,809
Absolute Clean Energy PCL, NVDR(1)	830,900	33,381
Advanced Info Service PCL, NVDR	1,011,100	9,194,289
Advanced Information Technology PCL, NVDR	110,200	16,595
AEON Thana Sinsap Thailand PCL, NVDR	66,900	226,137
Airports of Thailand PCL, NVDR	3,300,500	3,675,138
Amata Corp. PCL, NVDR	1,126,200	549,504
AP Thailand PCL, NVDR	4,854,300	1,102,813
Asia Aviation PCL, NVDR(1)	1,460,944	55,521
Asia Plus Group Holdings PCL, NVDR	561,700	43,376
Asian Sea Corp. PCL, NVDR	207,750	45,851
Asset World Corp. PCL, NVDR	1,689,200	116,000
B Grimm Power PCL, NVDR	385,700	151,534
Bangchak Corp. PCL, NVDR	4,874,200	4,856,910
Bangkok Airways PCL, NVDR	693,200	289,507
Bangkok Bank PCL, NVDR	74,200	356,368
Bangkok Chain Hospital PCL, NVDR	8,048,100	3,229,732
Bangkok Dusit Medical Services PCL, NVDR	8,457,100	5,406,262
Bangkok Expressway & Metro PCL, NVDR	4,923,700	806,628
Bangkok Land PCL, NVDR	2,403,600	36,307
Bangkok Life Assurance PCL, NVDR	5,208,600	2,814,658
Banpu PCL, NVDR	24,058,566	3,538,469
Banpu Power PCL, NVDR	119,900	31,648
BCPG PCL, NVDR	686,100	181,274
BEC World PCL, NVDR	687,000	44,511
Berli Jucker PCL, NVDR	252,500	134,311
BG Container Glass PCL, NVDR	56,100	8,306
BTS Group Holdings PCL, NVDR(1)	2,493,400	243,636
Bumrungrad Hospital PCL, NVDR	847,600	4,654,869
Cal-Comp Electronics Thailand PCL, NVDR	6,340,274	1,135,388
Carabao Group PCL, NVDR	143,000	226,246
Central Pattana PCL, NVDR	2,507,300	3,993,047
Central Plaza Hotel PCL, NVDR	200,500	178,141
Central Retail Corp. PCL, NVDR	971,366	639,556
CH Karnchang PCL, NVDR	471,600	211,083

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Charoen Pokphand Foods PCL, NVDR	5,302,300	$3,587,257
Chularat Hospital PCL, NVDR	22,782,300	1,110,944
CK Power PCL, NVDR	593,200	50,551
Com7 PCL, NVDR	1,274,500	1,004,964
Country Group Development PCL, NVDR(1)	979,000	3,615
Country Group Holdings PCL, NVDR(1)	391,100	6,512
CP ALL PCL, NVDR	2,480,100	3,373,842
CP Axtra PCL, NVDR	20,044	11,096
Delta Electronics Thailand PCL, NVDR	2,215,300	10,253,878
Dhipaya Group Holdings PCL, NVDR	41,000	25,574
Diamond Building Products PCL, NVDR	51,200	8,693
Ditto Thailand PCL, NVDR	13,600	5,583
Dohome PCL, NVDR	338,757	37,880
Dynasty Ceramic PCL, NVDR	1,977,800	85,494
Eastern Polymer Group PCL, NVDR	226,400	20,950
Ekachai Medical Care PCL, NVDR	207,574	35,561
Electricity Generating PCL, NVDR	1,280,900	4,670,691
Energy Absolute PCL, NVDR(1)	2,202,800	171,590
Erawan Group PCL, NVDR	7,830,440	580,613
Forth Corp. PCL, NVDR(1)	56,900	12,034
G J Steel PCL, NVDR(1)	6,403,900	25,776
GFPT PCL, NVDR	478,400	143,914
Global Power Synergy PCL, NVDR	115,800	150,721
Gulf Development PCL, NVDR(1)	2,559,455	3,713,114
Gunkul Engineering PCL, NVDR	2,557,400	142,296
Haad Thip PCL, NVDR	27,800	12,955
Hana Microelectronics PCL, NVDR	353,800	264,397
Home Product Center PCL, NVDR	13,629,000	2,989,874
Ichitan Group PCL, NVDR	622,600	219,196
Indorama Ventures PCL, NVDR	1,413,300	945,805
IRPC PCL, NVDR	5,862,900	186,407
Italian-Thai Development PCL, NVDR(1)	2,149,900	15,929
Jasmine International PCL, NVDR(1)	3,004,949	139,224
JMT Network Services PCL, NVDR	6,968	2,522
Kasikornbank PCL, NVDR	1,095,100	5,696,286
KCE Electronics PCL, NVDR	3,714,300	2,926,450
KGI Securities Thailand PCL, NVDR	805,200	96,387
Khon Kaen Sugar Industry PCL, NVDR	380,000	16,299
Kiatnakin Phatra Bank PCL, NVDR	178,200	327,212
Krung Thai Bank PCL, NVDR	7,012,100	5,332,784
Krungthai Card PCL, NVDR	1,062,100	895,550
Land & Houses PCL, NVDR	12,486,600	1,503,550
LPN Development PCL, NVDR	441,700	23,463
Major Cineplex Group PCL, NVDR	187,100	44,756
MBK PCL, NVDR	576,244	306,040
MC Group PCL, NVDR	181,500	58,909
MCS Steel PCL, NVDR	184,800	47,698
Mega Lifesciences PCL, NVDR	408,300	352,516
Minor International PCL, NVDR	5,270,400	3,812,207
MK Restaurants Group PCL, NVDR	98,500	65,644
Mono Next PCL, NVDR(1)	1,312,800	65,777
Muangthai Capital PCL, NVDR	2,424,600	2,792,388
Namyong Terminal PCL, NVDR	30,600	2,685

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Noble Development PCL, Class C, NVDR	205,200	$13,046
Origin Property PCL, NVDR	94,600	6,366
Osotspa PCL, NVDR	408,600	207,326
Plan B Media PCL, NVDR	21,786,000	2,956,726
Polyplex Thailand PCL, NVDR	118,600	34,747
POSCO-Thainox PCL, NVDR	576,900	7,333
Praram 9 Hospital PCL, NVDR	52,100	36,364
Precious Shipping PCL, NVDR	722,900	141,455
Premier Marketing PCL, NVDR	72,700	26,480
PRG Corp. PCL, NVDR	56,870	13,552
Prima Marine PCL, NVDR	1,415,900	277,589
Pruksa Holding PCL, NVDR	89,200	11,298
PTG Energy PCL, NVDR	2,577,800	616,723
PTT Exploration & Production PCL, NVDR	2,040,500	7,056,355
PTT Global Chemical PCL, NVDR	6,427,800	5,213,512
PTT Oil & Retail Business PCL, NVDR	4,429,900	1,822,099
PTT PCL, NVDR	10,941,500	10,476,355
Quality Houses PCL, NVDR	51,182,100	2,148,645
R&B Food Supply PCL, NVDR	29,500	3,752
Rabbit Holdings PCL, NVDR(1)	3,088,800	33,387
Rajthanee Hospital PCL, NVDR	65,600	27,127
Ratch Group PCL, NVDR	973,350	812,031
Ratchthani Leasing PCL, NVDR	1,553,750	80,996
Regional Container Lines PCL, NVDR	5,881,800	4,994,397
Rojana Industrial Park PCL, NVDR	503,600	73,178
RS PCL, NVDR(1)	416,020	3,613
S Hotels & Resorts PCL, NVDR	1,097,200	49,815
S Kijchai Enterprise PCL, R Shares, NVDR	189,900	33,487
Sabina PCL, NVDR	189,300	90,708
Samart Corp. PCL, NVDR	315,700	62,962
Sansiri PCL, NVDR	79,948,700	3,555,174
Sappe PCL, NVDR	3,200	3,209
SC Asset Corp. PCL, NVDR	869,800	48,918
SCB X PCL, NVDR	175,800	697,586
Sermsang Power Corp. Co. Ltd., NVDR	416,975	51,173
Siam Cement PCL, NVDR	774,600	5,156,088
Siam Global House PCL, NVDR	1,821,832	400,185
Siamgas & Petrochemicals PCL, NVDR	124,500	24,952
Singer Thailand PCL, NVDR(1)	304,200	51,774
Singha Estate PCL, NVDR	1,000,000	16,689
SISB PCL, NVDR	89,700	40,775
Somboon Advance Technology PCL, NVDR	159,800	63,682
SPCG PCL, NVDR	87,000	23,104
Sri Trang Agro-Industry PCL, NVDR	1,026,200	383,918
Srisawad Capital 1969 PCL, NVDR	237,731	10,455
Srisawad Corp. PCL, NVDR	3,314,344	2,566,166
Srivichai Vejvivat PCL, NVDR	93,400	21,768
Star Petroleum Refining PCL, NVDR	844,400	116,692
Stecon Group PCL, NVDR(1)	1,353,900	320,626
Stella X PCL, NVDR(1)	2,022,600	13,086
STP & I PCL, NVDR(1)	367,800	46,154
Supalai PCL, NVDR	1,066,100	504,174
Super Energy Corp. PCL, NVDR(1)	6,494,800	28,310

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Susco PCL, NVDR	694,300	$54,060
Taokaenoi Food & Marketing PCL, Class R, NVDR	609,400	105,490
Tata Steel Thailand PCL, NVDR(1)	498,600	11,721
Thai Airways International PCL, NVDR(1)	20,500	7,847
Thai Oil PCL, NVDR	3,139,300	3,105,171
Thai Union Group PCL, NVDR	15,378,700	5,848,261
Thai Vegetable Oil PCL, NVDR	227,700	173,640
Thaicom PCL, NVDR(1)	978,300	282,585
Thaifoods Group PCL, NVDR	1,042,480	162,678
Thanachart Capital PCL, NVDR	118,400	185,644
Thonburi Healthcare Group PCL, NVDR(1)	1,162,000	258,470
Thoresen Thai Agencies PCL, NVDR	845,900	110,747
TIDLOR Holdings PCL, NVDR	278,800	162,347
Tipco Asphalt PCL, NVDR	489,900	216,266
Tisco Financial Group PCL, NVDR	222,300	693,362
TKS Technologies PCL, NVDR	43,200	7,878
TMBThanachart Bank PCL, NVDR	22,103,300	1,297,992
TOA Paint Thailand PCL, NVDR	180,400	76,835
TPI Polene PCL, NVDR	1,342,100	30,649
TPI Polene Power PCL, NVDR	537,300	36,834
TQM Alpha PCL, NVDR	77,700	32,148
Triple i Logistics PCL, NVDR	331,586	49,307
True Corp. PCL, NVDR(1)	20,121,053	7,095,047
TTW PCL, NVDR	244,900	68,790
Unique Engineering & Construction PCL, NVDR	129,200	12,609
United Paper PCL, NVDR	45,600	10,630
Univentures PCL, NVDR	191,000	6,314
Vanachai Group PCL, NVDR	117,200	7,305
VGI PCL, NVDR	194,070	12,600
WHA Corp. PCL, NVDR	3,409,900	379,092
Workpoint Entertainment PCL, NVDR(1)	45,500	5,927
Xspring Capital PCL, NVDR(1)	3,816,100	62,441
		178,769,627
Turkey — 0.8%
Adese Alisveris Merkezleri Ticaret AS(1)	2,701,853	1,220,362
Afyon Cimento Sanayi TAS	44,553	15,307
AG Anadolu Grubu Holding AS	74,130	51,735
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS(1)	122,694	101,990
Akbank TAS	4,407,295	7,316,397
Akcansa Cimento AS	8,315	27,456
Aksa Akrilik Kimya Sanayii AS	1,075,823	276,707
Aksa Enerji Uretim AS(1)	67,604	63,471
Alarko Holding AS(2)	210,631	449,394
Albaraka Turk Katilim Bankasi AS	3,850,112	809,745
Anadolu Anonim Turk Sigorta Sirketi	1,482,048	804,662
Anadolu Efes Biracilik Ve Malt Sanayii AS(2)	863,060	355,125
Aselsan Elektronik Sanayi Ve Ticaret AS	480,960	2,143,547
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS(2)	243,949	700,700
Aygaz AS	10,925	44,609
Bagfas Bandirma Gubre Fabrikalari AS(1)	24,987	23,210
Baticim Bati Anadolu Cimento Sanayii AS(1)	3,859,491	377,093
Bera Holding AS(1)	902,989	395,364
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS(1)	263,190	14,584

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
BIM Birlesik Magazalar AS(2)	509,904	$6,569,935
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS(1)(2)	12,816	158,956
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	2,541	4,891
Cimsa Cimento Sanayi VE Ticaret AS(2)	267,967	315,473
Coca-Cola Icecek AS	2,418,062	2,898,792
Destek Finans Faktoring AS(1)(2)	47,073	869,649
Dogan Sirketler Grubu Holding AS(1)	1,353,874	633,605
Dogus Otomotiv Servis ve Ticaret AS(2)	162,176	745,843
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	5,143	7,979
Enerjisa Enerji AS	171,096	328,585
Enerya Enerji AS	3,751,324	1,004,490
Eregli Demir ve Celik Fabrikalari TAS	2,486,628	1,805,678
Esenboga Elektrik Uretim AS(1)	183,799	45,001
Ford Otomotiv Sanayi AS	198,360	539,084
Galatasaray Sportif Sinai ve Ticari Yatirimlar AS(1)	1,512,593	61,085
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	36,166	157,886
Gentas Genel Metal Sanayi ve Ticaret AS	428,657	82,607
Girsim Elektrik Sanayi Taahut Ve Ticaret AS(1)	38,320	44,408
Goknur Gida Maddeleri Ithalat Ihracat Ticaret Ve Sanayi AS	77,093	45,430
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	6,451	54,237
Goodyear Lastikleri TAS(1)	456	211
Gozde Girisim Sermayesi Yatirim Ortakligi AS(1)	150,862	83,306
Gubre Fabrikalari TAS(1)(2)	55,875	395,894
Haci Omer Sabanci Holding AS(2)	1,956,783	4,483,318
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	12,575	18,225
Is Finansal Kiralama AS(1)	184,887	85,419
Is Yatirim Menkul Degerler AS	325,537	345,008
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)(2)	382,092	273,326
Kervan Gida Sanayi Ve Ticaret AS	361,269	21,167
KOC Holding AS	1,225,031	5,461,311
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	64,168	123,292
Logo Yazilim Sanayi Ve Ticaret AS	21,409	94,896
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	439,804	477,912
MIA Teknoloji AS(1)(2)	454,418	459,981
Migros Ticaret AS(2)	60,458	713,835
MLP Saglik Hizmetleri AS(1)	42,404	368,733
Naturel Yenilenebilir Enerji Ticaret AS	157,350	38,836
NET Holding AS(1)	138,455	170,481
Nuh Cimento Sanayi AS	26,916	155,070
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	3,847,759	577,291
Oyak Cimento Fabrikalari AS(1)	456,531	271,434
Pegasus Hava Tasimaciligi AS(1)(2)	614,739	3,721,047
Petkim Petrokimya Holding AS(1)(2)	1,206,562	586,671
Polisan Holding AS	2,813,882	315,971
Qua Granite Hayal(1)	898,793	163,437
Ral Yatirim Holding AS(1)	50,692	161,253
Reysas Tasimacilik ve Lojistik Ticaret AS(1)	237,547	98,893
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	1,201	639
Sasa Polyester Sanayi AS(1)(2)	1,141,216	130,122
Segmen Kardesler Gida Uretim Ve Ambalaj Sanayi AS/Turkey	41,650	24,619
Sekerbank Turk AS	3,680,757	719,564
Selcuk Ecza Deposu Ticaret ve Sanayi AS	74,383	156,578
Sok Marketler Ticaret AS	2,382,147	2,336,319

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
TAB Gida Sanayi Ve Ticaret AS, Class A	27,311	$143,135
TAV Havalimanlari Holding AS(1)	930,715	5,735,405
Tekfen Holding AS(2)	223,574	567,838
Teknosa Ic Ve Dis Ticaret AS(1)	7,381	5,101
Tera Yatirim Menkul Degerler AS(1)	59,940	1,005,960
Tofas Turk Otomobil Fabrikasi AS(2)	47,826	291,277
Tukas Gida Sanayi ve Ticaret AS(1)	938,134	80,079
Turcas Petrol AS	57,514	50,577
Turk Altin Isletmeleri AS(1)(2)	480,365	281,232
Turk Hava Yollari AO	999,455	8,141,025
Turk Traktor ve Ziraat Makineleri AS	11,787	177,201
Turkcell Iletisim Hizmetleri AS, ADR	926,839	5,449,813
Turkiye Halk Bankasi AS(1)(2)	139,732	90,929
Turkiye Is Bankasi AS, C Shares(2)	17,724,745	6,488,537
Turkiye Petrol Rafinerileri AS	1,344,060	5,627,601
Turkiye Sigorta AS	593,434	144,249
Turkiye Sinai Kalkinma Bankasi AS(1)	1,709,268	603,119
Turkiye Sise ve Cam Fabrikalari AS(2)	1,159,700	1,148,135
Turkiye Vakiflar Bankasi TAO, D Shares(1)(2)	1,558,069	1,091,349
Ulker Biskuvi Sanayi AS(2)	418,129	1,153,028
Ulusoy Elektrik Imalat Taahhut Ve Ticaret AS(1)	578	2,976
Usak Seramik Sanayii AS(1)	2,614,088	254,816
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	43,355	66,461
Vestel Beyaz Esya Sanayi ve Ticaret AS	154,699	50,461
Vestel Elektronik Sanayi ve Ticaret AS(1)	183,872	189,150
Yapi ve Kredi Bankasi AS(1)(2)	4,955,503	3,962,867
Zorlu Enerji Elektrik Uretim AS(1)	45,584,098	4,211,288
		101,612,740
United States — 0.1%
Coupang, Inc.(1)	332,813	9,511,796
TOTAL COMMON STOCKS (Cost $9,781,831,538)		12,023,111,843
WARRANTS — 0.0%
Brazil — 0.0%
Gol Linhas Aereas Inteligentes SA(1)	367,784	347
Marisa Lojas SA(1)	13,473	497
		844
Malaysia — 0.0%
Ann Joo Resources Bhd.(1)	25,825	1,100
Dagang NeXchange Bhd.(1)	680,066	9,658
NEXG Bhd.(1)	314,250	22,686
Supermax Corp. Bhd.(1)	174,799	6,620
Top Glove Corp. Bhd.(1)	139,854	5,131
VS Industry Bhd.(1)	140,560	665
YTL Corp. Bhd.(1)	313,482	94,534
YTL Power International Bhd.(1)(2)	718,280	314,428
		454,822
Thailand — 0.0%
Energy Absolute PCL, NVDR(1)	367,133	8,636
Jasmine International PCL, NVDR(1)	1,502,474	20,917
Kiatnakin Phatra Bank PCL, NVDR(1)	8,275	428
Noble Development PCL, NVDR(1)	102,600	982
Origin Property PCL, NVDR(1)	23,650	314

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Roctec Global PCL, NVDR(1)	498,325	$309
RS PCL, NVDR(1)	20,801	115
TEAM Consulting Engineering & Management PCL, NVDR(1)	89,260	554
VGI PCL, NVDR(1)	19,407	372
		32,627
TOTAL WARRANTS (Cost $436,867)		488,293
RIGHTS — 0.0%
China — 0.0%
XJ International Holdings Co. Ltd.(1)(2)	759,333	974
India — 0.0%
Sarveshwar Foods Ltd.(1)	51,329	640
Thailand — 0.0%
Thonburi Healthcare Group PCL, NVDR(1)	464,800	19,685
TOTAL RIGHTS (Cost $—)		21,299
SHORT-TERM INVESTMENTS — 1.2%
Money Market Funds — 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	12,854,661	12,854,661
State Street Navigator Securities Lending Government Money Market Portfolio(4)	128,016,556	128,016,556
TOTAL SHORT-TERM INVESTMENTS (Cost $140,871,217)		140,871,217
TOTAL INVESTMENT SECURITIES — 101.3% (Cost $9,923,139,622)		12,164,492,652
OTHER ASSETS AND LIABILITIES — (1.3)%		(153,145,951)
TOTAL NET ASSETS — 100.0%		$12,011,346,701

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	21.9%
Information Technology	21.2%
Consumer Discretionary	12.8%
Industrials	9.8%
Materials	9.0%
Communication Services	8.2%
Consumer Staples	4.4%
Energy	4.0%
Health Care	4.0%
Utilities	3.1%
Real Estate	1.7%
Short-Term Investments	1.2%
Other Assets and Liabilities	(1.3)%

Schedule of Investments - Avantis Emerging Markets Equity ETF

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
BDR	–	Brazilian Depository Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $794,755,295. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $844,742,657, which includes securities collateral of $716,726,101.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$350,437,911	$224,151,807	—
Chile	18,351,098	46,100,187	—
China	678,024,502	2,729,912,525	—
Colombia	10,020,676	5,602,380	—
India	167,166,802	1,984,720,141	—
Indonesia	12,880,467	153,225,969	—
Mexico	92,604,334	185,045,097	—
Peru	42,165,780	—	—
Philippines	3,124,408	60,346,836	—
South Africa	125,468,605	344,815,206	—
South Korea	135,122,441	1,309,660,713	—
Taiwan	812,575,620	1,766,749,015	—
Turkey	5,449,813	96,162,927	—
United States	9,511,796	—	—
Other Countries	—	653,714,787	—
Warrants	—	488,293	—
Rights	—	21,299	—
Short-Term Investments	140,871,217	—	—
	$2,603,775,470	$9,560,717,182	—

See Notes to Financial Statements.

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF
AUGUST 31, 2025

	Shares	Value
COMMON STOCKS — 99.7%
Brazil — 8.1%
Allos SA	22,600	$100,081
Alpargatas SA, Preference Shares	8,900	15,578
Alupar Investimento SA	108	593
Ambev SA, ADR	52,133	116,778
Anima Holding SA	500	310
Armac Locacao Logistica E Servicos SA	100	74
Auren Energia SA	17,000	34,051
Automob Participacoes SA(1)	412	976
Azzas 2154 SA	5,240	33,430
B3 SA - Brasil Bolsa Balcao	67,700	162,574
Banco ABC Brasil SA, Preference Shares	6,700	27,137
Banco BMG SA, Preference Shares	200	138
Banco Bradesco SA	50,600	134,763
Banco Bradesco SA, ADR	165,639	515,137
Banco BTG Pactual SA	28,000	232,806
Banco do Brasil SA	54,100	213,432
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	15,400	32,579
Banco Pan SA, Preference Shares	8,100	11,563
Banco Santander Brasil SA, ADR(2)	9,200	48,760
BB Seguridade Participacoes SA	28,700	172,882
Bemobi Mobile Tech SA	4,000	14,799
BR Advisory Partners Participacoes SA	3,800	11,669
BrasilAgro - Co. Brasileira de Propriedades Agricolas	2,900	11,200
Braskem SA, Class A, ADR(1)(2)	4,664	16,231
Brava Energia(1)	1	2
Brava Energia(1)	31,085	114,952
BRF SA, ADR(2)	21,487	82,080
C&A Modas SA	7,600	23,717
Caixa Seguridade Participacoes SA	8,500	22,560
Camil Alimentos SA	1,700	1,530
Centrais Eletricas Brasileiras SA, ADR(2)	37,978	312,939
Centrais Eletricas Brasileiras SA, Class B Preference Shares	4,700	41,592
Cia Brasileira de Aluminio(1)	18,400	11,878
Cia Brasileira de Distribuicao(1)	18,900	12,445
Cia de Ferro Ligas da Bahia FERBASA, Preference Shares	7,300	8,671
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	10,678	241,857
Cia de Saneamento de Minas Gerais Copasa MG	14,800	82,000
Cia De Sanena Do Parana	4,100	25,960
Cia De Sanena Do Parana, Preference Shares	60,100	74,046
Cia Energetica de Minas Gerais, ADR	96,598	196,094
Cia Siderurgica Nacional SA, ADR(2)	28,258	39,844
Construtora Tenda SA	300	1,302
Cosan SA(1)	23,200	24,904
CPFL Energia SA	4,900	35,499
Cury Construtora e Incorporadora SA	13,800	87,760
CVC Brasil Operadora e Agencia de Viagens SA(1)	37,900	14,959
Cyrela Brazil Realty SA Empreendimentos e Participacoes	17,400	90,693
Dexco SA	25,700	27,350
EcoRodovias Infraestrutura e Logistica SA	39,400	58,498
Embraer SA, ADR	4,993	281,256

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Empreendimentos Pague Menos SA	19,600	$13,448
Energisa SA	16,500	149,180
Eneva SA(1)	10,100	28,185
Engie Brasil Energia SA	8,500	62,850
Equatorial Energia SA	6,489	43,660
Even Construtora e Incorporadora SA	11,300	16,006
Ez Tec Empreendimentos e Participacoes SA	8,300	22,626
Fras-Le SA	5,900	25,333
Gerdau SA, ADR	77,415	238,438
GPS Participacoes e Empreendimentos SA	100	321
Grendene SA	17,800	17,728
Grupo Mateus SA	9,900	13,293
Grupo Multi SA(1)	3,800	729
Grupo SBF SA	10,400	21,752
Hapvida Participacoes e Investimentos SA(1)	1,380	10,642
Hidrovias do Brasil SA(1)	15,564	10,248
Hypera SA	6,700	30,152
Iguatemi SA	17,300	75,303
Inter & Co., Inc., Class A	17,846	153,297
Iochpe Maxion SA	11,500	29,928
Irani Papel e Embalagem SA	8,500	12,291
IRB-Brasil Resseguros SA(1)	7,600	66,933
Isa Energia Brasil SA, Preference Shares	17,900	76,561
Itau Unibanco Holding SA, ADR	89,821	641,322
Jalles Machado SA(1)	2,500	1,369
JBS NV, BDR(1)	16,117	260,727
JBS NV, Class A(1)	7,709	124,963
JHSF Participacoes SA	43,200	45,337
JSL SA	1,200	1,242
Kepler Weber SA	7,400	10,823
Klabin SA	40,220	137,013
Lavvi Empreendimentos Imobiliarios SA	7,100	17,011
Localiza Rent a Car SA	18,600	123,706
LOG Commercial Properties e Participacoes SA	3,400	13,326
Lojas Quero-Quero SA	400	190
Lojas Renner SA	62,640	187,740
M Dias Branco SA	3,100	16,856
Magazine Luiza SA	29,300	44,638
Mahle Metal Leve SA	4,700	24,168
Marcopolo SA	18,100	24,604
Marcopolo SA, Preference Shares	50,500	85,970
Marfrig Global Foods SA	15,900	73,256
Metalurgica Gerdau SA, Preference Shares	51,200	89,050
Mills Locacao Servicos e Logistica SA	7,500	17,236
Minerva SA(1)	12,100	13,413
Motiva Infraestrutura de Mobilidade SA	58,600	156,069
Moura Dubeux Engenharia SA	8,400	40,700
Movida Participacoes SA	23,600	30,730
MRV Engenharia e Participacoes SA(1)	29,600	41,491
Multiplan Empreendimentos Imobiliarios SA	4,200	21,566
Natura Cosmeticos SA(1)	2,300	3,814
NU Holdings Ltd., Class A(1)	13,525	200,170
Oceanpact Servicos Maritimos SA(1)	8,500	10,786

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Odontoprev SA	19,200	$46,425
Orizon Valorizacao de Residuos SA(1)	200	2,027
Pagseguro Digital Ltd., Class A	9,902	88,722
Patria Investments Ltd., Class A	2,169	29,368
PBG SA(1)	300	226
Pet Center Comercio e Participacoes SA	17,400	12,644
Petroleo Brasileiro SA - Petrobras, ADR	48,287	598,759
Petroleo Brasileiro SA - Petrobras, ADR, Preference Shares(2)	56,518	648,261
Petroreconcavo SA	10,000	23,829
Plano & Plano Desenvolvimento Imobiliario SA	5,100	13,508
Positivo Tecnologia SA	12,400	10,223
PRIO SA(1)	42,000	293,435
Raia Drogasil SA	40,300	131,859
Raizen SA, Preference Shares(1)	28,600	6,013
Randon SA Implementos e Participacoes, Preference Shares	4,800	5,958
Rede D'Or Sao Luiz SA	9,500	68,948
Romi SA	300	437
Rumo SA	13,400	36,059
Santos Brasil Participacoes SA	30,300	79,413
Sao Martinho SA	10,800	35,178
Ser Educacional SA	5,500	9,059
Serena Energia SA(1)	21,900	49,036
Simpar SA	17,300	16,624
SLC Agricola SA	11,900	38,651
Smartfit Escola de Ginastica e Danca SA	16,300	73,626
StoneCo Ltd., A Shares(1)	5,971	98,342
Suzano SA, ADR(2)	30,744	299,139
SYN prop e tech SA	300	367
Taurus Armas SA, Preference Shares	220	187
Tegma Gestao Logistica SA	2,000	13,435
Telefonica Brasil SA, ADR	10,934	136,347
TIM SA, ADR(2)	4,880	103,212
TOTVS SA	2,000	15,924
Transmissora Alianca de Energia Eletrica SA	10,400	66,714
Tres Tentos Agroindustrial SA	6,000	16,157
Tupy SA	3,300	8,819
Ultrapar Participacoes SA, ADR	66,387	242,313
Unipar Carbocloro SA, Class B Preference Shares	1,100	12,916
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares(1)	36,400	29,204
Vale SA, ADR	108,921	1,119,708
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	3,600	13,917
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	48,000	38,688
Vibra Energia SA	65,800	294,179
Vivara Participacoes SA	2,800	15,007
Vulcabras SA	700	2,772
WEG SA	26,200	182,419
Wilson Sons SA	15,300	50,766
XP, Inc., Class A	22,127	401,384
YDUQS Participacoes SA	11,500	28,040
		12,908,363
Chile — 0.9%
Aguas Andinas SA, A Shares	38,300	13,548
Banco de Chile	850,473	121,866

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Banco de Credito e Inversiones SA	3,217	$130,099
Banco Santander Chile, ADR	5,332	128,181
CAP SA(1)	3,926	21,055
Cencosud SA	19,589	62,016
Cia Cervecerias Unidas SA, ADR(2)	4,601	56,914
Cia Sud Americana de Vapores SA	827,726	41,325
Colbun SA	353,615	53,142
Embotelladora Andina SA, Class B Preference Shares	14,766	58,493
Empresa Nacional de Telecomunicaciones SA	17,558	60,671
Empresas CMPC SA	31,417	49,262
Empresas Copec SA	17,805	132,939
Enel Americas SA	336,505	34,979
Enel Chile SA	638,817	44,797
Engie Energia Chile SA	44,610	55,825
Falabella SA	18,585	105,781
Parque Arauco SA	19,863	45,608
Ripley Corp. SA	100,219	47,889
SMU SA	63,959	10,932
Sociedad Quimica y Minera de Chile SA, ADR(1)	4,179	190,186
Vina Concha y Toro SA	27,790	32,135
		1,497,643
Colombia — 0.3%
Cementos Argos SA	22,262	55,305
Ecopetrol SA, ADR	8,723	81,996
Grupo Argos SA	3,651	15,705
Grupo Cibest SA	3,217	47,407
Grupo Cibest SA, ADR	1,830	92,342
Grupo de Inversiones Suramericana SA	6,952	80,228
Interconexion Electrica SA ESP	11,617	63,619
Mineros SA	13,670	34,709
		471,311
Czech Republic — 0.3%
CEZ AS	4,666	291,783
Komercni Banka AS	1,443	70,503
Moneta Money Bank AS	13,572	99,515
		461,801
Egypt — 0.1%
Commercial International Bank - Egypt (CIB), GDR	111,631	216,668
Greece — 1.3%
Aegean Airlines SA	4,738	79,553
Aktor SA Holding Co. Technical & Energy Projects(1)	3,006	27,386
Alpha Bank SA	127,930	507,513
Athens International Airport SA	3,070	38,160
Eurobank Ergasias Services & Holdings SA, Class A	24,129	88,676
GEK TERNA SA	2,640	69,206
Hellenic Telecommunications Organization SA	1,522	28,327
HELLENiQ ENERGY Holdings SA	4,924	49,497
Holding Co. ADMIE IPTO SA	4,269	17,042
Intracom Holdings SA(1)	41	172
Jumbo SA	800	28,542
LAMDA Development SA(1)	326	2,820
Metlen Energy & Metals PLC(1)	1,040	66,675
Metlen Energy & Metals SA(1)	2,246	143,729

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Motor Oil Hellas Corinth Refineries SA	5,426	$159,927
National Bank of Greece SA	17,320	239,862
OPAP SA	1,630	36,581
Optima bank SA	8,961	81,866
Piraeus Financial Holdings SA(1)	41,650	322,330
Public Power Corp. SA	3,135	52,420
Titan SA	1,361	59,102
		2,099,386
Hungary — 0.5%
Magyar Telekom Telecommunications PLC	20,017	113,717
MOL Hungarian Oil & Gas PLC	19,318	166,250
OTP Bank Nyrt	5,618	490,026
Richter Gedeon Nyrt	2,198	66,673
		836,666
India — 24.8%
360 ONE WAM Ltd.	1,250	14,443
3M India Ltd.	130	45,301
5Paisa Capital Ltd.(1)	1,497	6,041
63 Moons Technologies Ltd.	1,258	12,903
Aadhar Housing Finance Ltd.(1)	5,243	29,898
Aarti Drugs Ltd.	5,789	30,842
Aarti Industries Ltd.	12,703	54,139
Aarti Pharmalabs Ltd.	1,893	18,067
Aavas Financiers Ltd.(1)	1,528	26,339
ABB India Ltd.	449	25,469
Acme Solar Holdings Ltd.	12,742	41,112
Action Construction Equipment Ltd.	1,816	21,662
Adani Enterprises Ltd.	2,705	68,855
Adani Green Energy Ltd.(1)	385	3,991
Adani Ports & Special Economic Zone Ltd.	15,150	225,700
Adani Power Ltd.(1)	19,053	129,908
Aditya Birla Fashion & Retail Ltd.(1)	141	124
Aditya Birla Lifestyle Brands Ltd.(1)	28,411	43,478
Aditya Birla Real Estate Ltd.	193	3,833
Aditya Birla Sun Life Asset Management Co. Ltd.	1,818	17,217
Advanced Enzyme Technologies Ltd.	77	302
Advent Hotels International Pvt Ltd.(1)	500	1,489
Aegis Logistics Ltd.	1,782	13,591
Afcons Infrastructure Ltd.	1,838	8,711
Affle 3i Ltd.(1)	14	303
Agarwal Industrial Corp. Ltd.	53	472
AGI Greenpac Ltd.	813	8,234
AGI Infra Ltd.	1,669	21,505
AIA Engineering Ltd.(1)	1,418	49,109
Ajanta Pharma Ltd.	947	26,610
Ajmera Realty & Infra India Ltd.(1)	24	237
Akzo Nobel India Ltd.	1,038	40,157
Alembic Ltd.	633	729
Alembic Pharmaceuticals Ltd.	285	3,028
Alivus Life Sciences Ltd.(1)	2,650	28,397
Alkem Laboratories Ltd.	409	24,581
Alkyl Amines Chemicals	768	17,460
Allcargo Logistics Ltd.	1,161	411

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Allied Digital Services Ltd.(1)	468	$870
Alok Industries Ltd.(1)	3,019	597
Amara Raja Energy & Mobility Ltd.	4,256	47,852
Amber Enterprises India Ltd.(1)	760	62,594
Ambuja Cements Ltd.	7,537	48,169
Anand Rathi Wealth Ltd.	1,552	49,159
Anant Raj Ltd.	3,053	17,893
Andhra Sugars Ltd.	428	366
Angel One Ltd.	1,742	43,666
Antony Waste Handling Cell Ltd.(1)	2,238	14,534
Anup Engineering Ltd.	371	9,303
Anupam Rasayan India Ltd.	1,079	13,809
Apar Industries Ltd.	1,235	108,336
APL Apollo Tubes Ltd.	1,853	33,726
Apollo Hospitals Enterprise Ltd.	1,751	151,210
Apollo Tyres Ltd.	17,297	90,603
Aptus Value Housing Finance India Ltd.	4,289	15,455
Archean Chemical Industries Ltd.	6,809	50,688
Arman Financial Services Ltd.(1)	725	11,170
Arvind Fashions Ltd.	9,993	58,862
Arvind Ltd.	10,411	33,194
Asahi India Glass Ltd.(1)	3,943	37,426
Ashok Leyland Ltd.	52,804	75,975
Ashoka Buildcon Ltd.(1)	5,891	11,549
Asian Paints Ltd.	7,912	226,010
Aster DM Healthcare Ltd.	18,617	126,900
Astral Ltd.	475	7,330
AstraZeneca Pharma India Ltd.	5	480
Atul Ltd.	286	20,356
AU Small Finance Bank Ltd.	11,377	92,637
AurionPro Solutions Ltd.	489	7,350
Aurobindo Pharma Ltd.	2,588	30,154
Avantel Ltd.	6,403	10,880
Avanti Feeds Ltd.	3,254	23,726
Avenue Supermarts Ltd.(1)	1,011	54,536
Awfis Space Solutions Ltd.(1)	1,774	11,398
Axis Bank Ltd., GDR	10,084	599,179
Bajaj Auto Ltd.	1,253	122,627
Bajaj Consumer Care Ltd.(1)	686	1,824
Bajaj Finance Ltd.	58,865	586,396
Bajaj Finserv Ltd.	2,980	64,687
Bajaj Healthcare Ltd.	3,342	15,982
Bajaj Hindusthan Sugar Ltd.(1)	71,892	16,488
Bajel Projects Ltd.(1)	153	350
Balaji Amines Ltd.	286	4,729
Balkrishna Industries Ltd.	2,746	71,372
Balmer Lawrie & Co. Ltd.	4,521	11,178
Balrampur Chini Mills Ltd.	1,995	12,135
Banco Products India Ltd.	4,373	28,600
Bandhan Bank Ltd.	38,568	70,771
Bank of Baroda	29,571	78,118
Bank of Maharashtra	6,906	4,067
BASF India Ltd.	198	10,336

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Bata India Ltd.	2,201	$27,400
Bayer CropScience Ltd.	1,002	59,459
BEML Ltd.	278	12,099
Berger Paints India Ltd.	192	1,162
BF Utilities Ltd.(1)	38	347
Bhansali Engineering Polymers Ltd.	5,478	6,439
Bharat Bijlee Ltd.(1)	638	21,515
Bharat Dynamics Ltd.	1,297	21,113
Bharat Electronics Ltd.	59,263	248,330
Bharat Forge Ltd.	5,706	71,629
Bharat Heavy Electricals Ltd.	14,883	35,115
Bharat Petroleum Corp. Ltd.	66,419	232,215
Bharat Rasayan Ltd.	16	1,824
Bikaji Foods International Ltd.	990	8,874
Biocon Ltd.	469	1,853
Birla Corp. Ltd.(1)	3,262	46,308
Birlasoft Ltd.	3,811	15,895
Black Box Ltd.	1,772	9,079
Bliss Gvs Pharma Ltd.	6,689	11,805
BLS International Services Ltd.	2,543	10,583
Blue Dart Express Ltd.	303	19,266
Blue Star Ltd.	666	14,223
Bluspring Enterprises Ltd.(1)	1,651	1,488
Bodal Chemicals Ltd.(1)	292	214
Bombay Burmah Trading Co.	661	13,154
Bombay Dyeing & Manufacturing Co. Ltd.	4,216	8,121
Bosch Ltd.	48	21,763
Brigade Enterprises Ltd.	540	5,654
Brightcom Group Ltd.(1)	3,622	666
Britannia Industries Ltd.	2,222	146,668
BSE Ltd.	7,805	185,655
Camlin Fine Sciences Ltd.(1)	4,998	11,560
Campus Activewear Ltd.	4,309	12,923
Can Fin Homes Ltd.	7,289	59,375
Canara Bank	71,585	84,303
Capacit'e Infraprojects Ltd.(1)	3,014	9,634
Caplin Point Laboratories Ltd.	83	1,976
Carborundum Universal Ltd.	938	9,707
Cartrade Tech Ltd.(1)	98	2,666
Castrol India Ltd.	28,534	63,832
CE Info Systems Ltd.	57	1,063
Ceat Ltd.	1,885	66,980
Central Depository Services India Ltd.	3,800	61,404
Centum Electronics Ltd.	416	12,960
Century Enka Ltd.	133	755
Century Plyboards India Ltd.	99	838
Cera Sanitaryware Ltd.	10	716
CESC Ltd.	14,012	24,188
CG Power & Industrial Solutions Ltd.	6,291	49,585
Chalet Hotels Ltd.(1)	2,841	32,530
Chambal Fertilisers & Chemicals Ltd.	11,216	68,692
Chemplast Sanmar Ltd.(1)	2,439	11,821
Chennai Petroleum Corp. Ltd.	7,097	51,952

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Choice International Ltd.(1)	129	$1,165
Cholamandalam Financial Holdings Ltd.	2,248	43,985
Cholamandalam Investment & Finance Co. Ltd.	12,544	202,337
CIE Automotive India Ltd.	422	1,842
Cigniti Technologies Ltd.(1)	1,465	27,049
Cipla Ltd.	5,980	107,791
City Union Bank Ltd.	23,422	52,078
Clean Science & Technology Ltd.	1,336	17,803
CMS Info Systems Ltd.	19,638	91,365
Coal India Ltd.	59,997	254,974
Cochin Shipyard Ltd.	1,846	33,680
Coffee Day Enterprises Ltd.(1)	377	214
Coforge Ltd.	3,110	60,763
Cohance Lifesciences Ltd.(1)	1,726	17,212
Colgate-Palmolive India Ltd.	3,954	104,593
Computer Age Management Services Ltd.	1,700	71,481
Confidence Petroleum India Ltd.	139	75
Container Corp. of India Ltd.	5,328	31,857
Coromandel International Ltd.	4,800	125,652
Cosmo First Ltd.	1,427	16,020
Craftsman Automation Ltd.	604	47,375
CreditAccess Grameen Ltd.(1)	4,855	77,040
CRISIL Ltd.	262	14,811
Crompton Greaves Consumer Electricals Ltd.	5,656	21,171
CSB Bank Ltd.(1)	4,432	18,229
Cummins India Ltd.	1,588	68,858
Cupid Ltd.(1)	923	1,804
Cyient DLM Ltd.(1)	61	292
Cyient Ltd.	1,066	14,126
Dabur India Ltd.	8,491	50,178
DB Corp. Ltd.	457	1,386
DCB Bank Ltd.	7,723	10,727
DCM Shriram Ltd.	855	12,024
DCW Ltd.(1)	9,442	7,780
Deepak Fertilisers & Petrochemicals Corp. Ltd.	1,828	28,768
Deepak Nitrite Ltd.	795	16,145
Delhivery Ltd.(1)	1,115	5,921
Delta Corp. Ltd.	93	89
Devyani International Ltd.(1)	10,993	21,736
Dhani Services Ltd.(1)	2,266	1,582
Dhanlaxmi Bank Ltd.(1)	701	204
Dhanuka Agritech Ltd.	1,274	23,103
Digitide Solutions Ltd.(1)	1,651	3,758
Dilip Buildcon Ltd.	2,358	12,444
Dish TV India Ltd.(1)	1,436	83
Dishman Carbogen Amcis Ltd.(1)	192	576
Divi's Laboratories Ltd.	625	43,438
Dixon Technologies India Ltd.	454	86,007
DLF Ltd.	7,708	64,623
D-Link India Ltd.	3,009	16,161
Dodla Dairy Ltd.	2,557	39,541
Dolat Algotech Ltd.	889	803
Dollar Industries Ltd.	130	520

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Doms Industries Ltd.	119	$3,282
Dr. Lal PathLabs Ltd.	844	31,663
Dr. Reddy's Laboratories Ltd., ADR	10,482	148,844
Dreamfolks Services Ltd.	25	40
Dredging Corp. of India Ltd.(1)	74	494
eClerx Services Ltd.	1,325	63,431
Edelweiss Financial Services Ltd.	20,771	25,233
Eicher Motors Ltd.	1,171	81,036
EID Parry India Ltd.(1)	7,083	90,454
EIH Ltd.	8,807	39,887
Elecon Engineering Co. Ltd.	6,969	43,675
Electrosteel Castings Ltd.	5,906	6,532
Elgi Equipments Ltd.	1,854	9,922
Emami Ltd.	9,774	63,634
Embassy Developments Ltd.(1)	19,254	20,449
Endurance Technologies Ltd.	2,916	94,877
Engineers India Ltd.	736	1,656
Entertainment Network India Ltd.	75	137
Epack Durable Ltd.(1)	2,649	11,402
Epigral Ltd.	583	11,985
EPL Ltd.	9,652	24,590
Equitas Small Finance Bank Ltd.(1)	35,748	20,382
Escorts Kubota Ltd.	338	13,685
Eternal Ltd.(1)	31,867	113,543
Eveready Industries India Ltd.	1,869	8,937
Everest Kanto Cylinder Ltd.	362	563
Exide Industries Ltd.	9,197	41,355
FDC Ltd.	250	1,297
Fedbank Financial Services Ltd.(1)	7,469	11,495
Federal Bank Ltd.	67,187	146,130
Federal-Mogul Goetze India Ltd.(1)	2,820	16,956
FIEM Industries Ltd.	1,616	38,538
Filatex India Ltd.	26,067	15,340
Fine Organic Industries Ltd.	804	42,825
Fineotex Chemical Ltd.	354	957
Finolex Cables Ltd.	5,441	50,640
Finolex Industries Ltd.	11,179	26,896
Firstsource Solutions Ltd.	1,238	4,927
Five-Star Business Finance Ltd.	9,595	59,325
Force Motors Ltd.(1)	427	94,332
Fortis Healthcare Ltd.	14,332	148,106
G R Infraprojects Ltd.	894	12,675
Gabriel India Ltd.	2,690	35,177
GAIL India Ltd.	54,559	107,140
Galaxy Surfactants Ltd.	351	9,005
Ganesh Benzoplast Ltd.(1)	69	72
Ganesh Housing Ltd.	90	877
Ganesha Ecosphere Ltd.	67	1,012
Garware Hi-Tech Films Ltd.	344	10,524
Garware Technical Fibres Ltd.	495	4,299
Gateway Distriparks Ltd.	20,840	15,213
GE Vernova T&D India Ltd.	1,806	56,853
Gensol Engineering Ltd.(1)	53	22

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Geojit Financial Services Ltd.	1,385	$1,120
GHCL Ltd.	2,431	15,246
GIC Housing Finance Ltd.	281	549
Gillette India Ltd.	230	26,329
Gland Pharma Ltd.	650	13,785
GlaxoSmithKline Pharmaceuticals Ltd.	2,119	66,909
Glenmark Pharmaceuticals Ltd.	9,544	208,106
Global Health Ltd.	1,638	25,510
Globus Spirits Ltd.	1,956	26,713
GMM Pfaudler Ltd.	3,619	48,343
GMR Airports Ltd.(1)	26,072	25,474
GMR Power & Urban Infra Ltd.(1)	9,026	11,284
Go Fashion India Ltd.(1)	798	6,388
Godawari Power & Ispat Ltd.	15,104	39,856
Godrej Agrovet Ltd.	3,808	31,995
Godrej Consumer Products Ltd.	3,199	45,087
Godrej Industries Ltd.(1)	192	2,680
Godrej Properties Ltd.(1)	464	10,250
Gokaldas Exports Ltd.(1)	1,944	14,869
Gokul Agro Resources Ltd.(1)	3,864	14,299
Goldiam International Ltd.	2,276	9,386
Goodluck India Ltd.	864	11,663
Granules India Ltd.	1,668	9,314
Graphite India Ltd.	4,036	23,389
Grasim Industries Ltd.	3,564	112,160
Gravita India Ltd.	66	1,213
Great Eastern Shipping Co. Ltd.	8,879	93,350
Greaves Cotton Ltd.	8,786	19,769
Greenpanel Industries Ltd.	191	586
Greenply Industries Ltd.	2,855	9,987
Grindwell Norton Ltd.	552	9,788
GTL Infrastructure Ltd.(1)	36,359	611
Gujarat Alkalies & Chemicals Ltd.	70	448
Gujarat Ambuja Exports Ltd.	10,634	12,476
Gujarat Fluorochemicals Ltd.	267	10,337
Gujarat Gas Ltd.	896	4,265
Gujarat Industries Power Co. Ltd.	9,574	19,300
Gujarat Mineral Development Corp. Ltd.	5,131	23,529
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	4,757	28,190
Gujarat Pipavav Port Ltd.	5,645	9,546
Gujarat State Fertilizers & Chemicals Ltd.	14,172	31,747
Gujarat State Petronet Ltd.	19,825	65,165
Gulf Oil Lubricants India Ltd.	1,527	21,654
Happiest Minds Technologies Ltd.	52	333
Harsha Engineers Ltd.	132	594
Hathway Cable & Datacom Ltd.(1)	83,307	13,807
Havells India Ltd.	4,222	73,114
HBL Engineering Ltd.	4,794	43,950
HCL Technologies Ltd.	18,036	297,388
HDFC Asset Management Co. Ltd.	3,495	216,526
HDFC Bank Ltd.	153,856	1,660,633
HDFC Life Insurance Co. Ltd.	7,912	69,306
HealthCare Global Enterprises Ltd.(1)	3,592	27,413

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
HEG Ltd.	4,157	$21,774
HeidelbergCement India Ltd.	3,966	9,248
Hercules Hoists Ltd.(1)	27	49
Heritage Foods Ltd.	5,262	27,548
Hero MotoCorp Ltd.	5,859	337,862
Hexaware Technologies Ltd.	5,051	43,391
HFCL Ltd.	2,306	1,837
HG Infra Engineering Ltd.	840	9,252
Hikal Ltd.	366	1,058
Himatsingka Seide Ltd.	75	99
Hindalco Industries Ltd.	41,874	334,630
Hindustan Aeronautics Ltd.	5,582	274,465
Hindustan Construction Co. Ltd.(1)	3,336	958
Hindustan Oil Exploration Co. Ltd.(1)	1,213	2,293
Hindustan Petroleum Corp. Ltd.	57,716	246,125
Hindustan Unilever Ltd.	9,031	272,336
Hitachi Energy India Ltd.	156	33,854
Hi-Tech Gears Ltd.	18	129
HI-Tech Pipes Ltd.	1,077	1,052
HLV Ltd.(1)	511	68
Home First Finance Co. India Ltd.	634	8,765
Housing & Urban Development Corp. Ltd.	1,288	2,988
HPL Electric & Power Ltd.	114	601
Hubtown Ltd.(1)	3,710	14,844
Hyundai Motor India Ltd.	3,176	88,707
Ice Make Refrigeration Ltd.	1,083	9,088
ICICI Bank Ltd.	49,808	789,201
ICICI Bank Ltd., ADR	46,616	1,479,592
ICICI Lombard General Insurance Co. Ltd.	2,712	56,624
ICICI Prudential Life Insurance Co. Ltd.	2,906	19,764
IDFC First Bank Ltd.	98,928	76,256
IFCI Ltd.(1)	3,416	1,981
IIFL Capital Services Ltd.	8,871	29,826
IIFL Finance Ltd.(1)	16,701	80,945
Indef Manufacturing Ltd.	27	110
India Cements Ltd.(1)	3,088	13,375
India Glycols Ltd.(1)	2,384	22,063
India Shelter Finance Corp. Ltd.	972	10,375
IndiaMart InterMesh Ltd.	1,937	57,064
Indian Energy Exchange Ltd.	19,996	31,711
Indian Hotels Co. Ltd.	7,943	68,354
Indian Hume Pipe Co. Ltd.	113	461
Indian Metals & Ferro Alloys Ltd.	175	1,711
Indian Oil Corp. Ltd.	93,801	145,354
Indian Railway Catering & Tourism Corp. Ltd.	5,068	39,786
Indian Renewable Energy Development Agency Ltd.(1)	7,383	11,772
Indo Count Industries Ltd.	1,091	2,862
IndoStar Capital Finance Ltd.(1)	2,497	7,316
Indraprastha Gas Ltd.	19,940	46,772
Indraprastha Medical Corp. Ltd.	2,692	13,390
Indus Towers Ltd.(1)	67,765	260,350
IndusInd Bank Ltd.(1)	11,073	92,800
Infibeam Avenues Ltd.(1)	59,520	10,556

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Infibeam Avenues Ltd.(1)	890	$98
Info Edge India Ltd.	3,245	49,971
Infosys Ltd., ADR(2)	54,473	916,236
Ingersoll Rand India Ltd.	55	2,376
Inox Green Energy Services Ltd.(1)	515	858
INOX India Ltd.	1,384	17,576
Intellect Design Arena Ltd.	4,109	45,544
InterGlobe Aviation Ltd.	4,288	274,910
International Gemmological Institute India Ltd.	6,599	24,920
IOL Chemicals & Pharmaceuticals Ltd.	13,729	14,126
ION Exchange India Ltd.	185	876
Ipca Laboratories Ltd.	1,077	16,905
IRB Infrastructure Developers Ltd.	96,581	47,001
IRCON International Ltd.	5,738	10,447
ISGEC Heavy Engineering Ltd.(1)	1,090	12,118
ITC Hotels Ltd.(1)	4,988	13,497
ITD Cementation India Ltd.	6,550	52,648
J Kumar Infraprojects Ltd.	1,701	11,920
Jagran Prakashan Ltd.	285	232
Jai Balaji Industries Ltd.(1)	4,000	4,695
Jai Corp. Ltd.	51	69
Jain Irrigation Systems Ltd.(1)	18,582	10,470
Jaiprakash Associates Ltd.(1)	1,112	47
Jaiprakash Power Ventures Ltd.(1)	347,816	72,531
Jammu & Kashmir Bank Ltd.	40,674	45,641
Jamna Auto Industries Ltd.	12,537	14,760
Jana Small Finance Bank Ltd.(1)	2,045	11,384
Jash Engineering Ltd.	1,250	7,353
JB Chemicals & Pharmaceuticals Ltd.	2,197	42,952
JBM Auto Ltd.	160	1,080
Jindal Saw Ltd.	11,510	25,776
Jindal Stainless Ltd.	18,457	159,793
Jindal Steel Ltd.	10,438	111,974
Jindal Worldwide Ltd.	505	213
Jio Financial Services Ltd.	30,818	109,027
JK Cement Ltd.	2,251	177,465
JK Lakshmi Cement Ltd.	6,558	68,553
JK Paper Ltd.	3,241	13,776
JK Tyre & Industries Ltd.	9,879	35,950
JM Financial Ltd.	28,594	57,508
Johnson Controls-Hitachi Air Conditioning India Ltd.	428	8,398
JSW Energy Ltd.	8,610	47,707
JSW Steel Ltd.	6,788	79,129
JTEKT India Ltd.	84	128
Jubilant Foodworks Ltd.	6,571	46,778
Jubilant Ingrevia Ltd.	974	7,995
Jubilant Pharmova Ltd.	1,047	12,150
Jupiter Life Line Hospitals Ltd.	629	10,053
Just Dial Ltd.(1)	2,215	20,307
Jyothy Labs Ltd.	103	398
Jyoti Structures Ltd.(1)	8,272	1,413
Kajaria Ceramics Ltd.	4,174	57,352
Kalpataru Projects International Ltd.	4,652	66,003

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Kalyan Jewellers India Ltd.(1)	2,461	$14,083
Kalyani Steels Ltd.	1,127	10,633
Kamdhenu Ltd.(1)	2,150	685
Kansai Nerolac Paints Ltd.	6,707	18,256
Karnataka Bank Ltd.	10,486	20,404
Karur Vysya Bank Ltd.	33,145	80,449
Kaveri Seed Co. Ltd.	2,997	39,629
Kaynes Technology India Ltd.(1)	143	9,909
KCP Ltd.	3,844	8,595
KEC International Ltd.	9,035	82,723
KEI Industries Ltd.	745	32,232
Kfin Technologies Ltd.	1,178	13,663
Kiri Industries Ltd.(1)	1,975	11,885
Kirloskar Brothers Ltd.	1,121	24,670
Kirloskar Ferrous Industries Ltd.	219	1,364
Kirloskar Industries Ltd.	16	669
Kirloskar Oil Engines Ltd.	6,543	66,835
Kirloskar Pneumatic Co. Ltd.	171	2,365
Kitex Garments Ltd.	390	789
KNR Constructions Ltd.	8,667	18,753
Kopran Ltd.	121	212
Kotak Mahindra Bank Ltd.	17,530	389,889
KPIT Technologies Ltd.	3,661	49,405
KPR Mill Ltd.	1,272	14,248
KRBL Ltd.	2,729	13,342
Krishna Institute of Medical Sciences Ltd.(1)	5,763	47,296
KRN Heat Exchanger & Refrigeration Ltd.(1)	1,305	12,756
L&T Finance Ltd.	49,149	121,068
Larsen & Toubro Ltd.	15,631	638,199
Laurus Labs Ltd.	1,319	12,815
Laxmi Organic Industries Ltd.	2,953	6,769
Lemon Tree Hotels Ltd.(1)	1,469	2,763
LG Balakrishnan & Bros Ltd.	650	9,366
LIC Housing Finance Ltd.	17,482	110,119
Likhitha Infrastructure Ltd.	178	499
Lincoln Pharmaceuticals Ltd.	32	195
Lloyds Metals & Energy Ltd.	2,222	32,515
LMW Ltd.	17	2,719
Lodha Developers Ltd.	3,020	40,882
LT Foods Ltd.	5,827	27,870
LTIMindtree Ltd.	849	49,391
Lumax Auto Technologies Ltd.	392	5,227
Lupin Ltd.	3,517	75,640
LUX Industries Ltd.	62	897
Mahanagar Gas Ltd.	5,112	72,550
Maharashtra Scooters Ltd.	157	28,235
Maharashtra Seamless Ltd.	3,236	23,551
Mahindra & Mahindra Financial Services Ltd.	23,579	67,915
Mahindra & Mahindra Ltd.	18,941	687,251
Mahindra Holidays & Resorts India Ltd.(1)	649	2,576
Mahindra Lifespace Developers Ltd.	338	1,342
Mahindra Logistics Ltd.	5,465	19,668
Maithan Alloys Ltd.	111	1,311

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Man Industries India Ltd.(1)	2,203	$9,556
Man Infraconstruction Ltd.	446	797
Manali Petrochemicals Ltd.	1,002	732
Manappuram Finance Ltd.	41,506	123,012
Mangalam Cement Ltd.	267	2,135
Mangalore Chemicals & Fertilizers Ltd.	4,644	18,187
Mankind Pharma Ltd.	2,710	76,009
Marico Ltd.	8,615	70,870
Marksans Pharma Ltd.	3,171	6,066
Maruti Suzuki India Ltd.	3,446	578,333
MAS Financial Services Ltd.	121	426
Max Financial Services Ltd.(1)	3,474	63,100
Max Healthcare Institute Ltd.	5,115	66,971
Mayur Uniquoters Ltd.	128	760
Medi Assist Healthcare Services Ltd.	248	1,423
Medplus Health Services Ltd.(1)	818	7,809
Meghmani Organics Ltd.(1)	9,008	8,373
Metropolis Healthcare Ltd.(1)	125	3,104
Minda Corp. Ltd.	867	4,910
Mishra Dhatu Nigam Ltd.	107	439
MM Forgings Ltd.	264	946
MOIL Ltd.	545	2,044
Mold-Tek Packaging Ltd.	38	338
Morepen Laboratories Ltd.	818	433
Motherson Sumi Wiring India Ltd.	113,622	53,630
Motilal Oswal Financial Services Ltd.	5,490	53,406
Mphasis Ltd.	4,916	155,105
MPS Ltd.	354	8,636
MRF Ltd.	105	167,798
Mrs Bectors Food Specialities Ltd.	709	11,083
MSP Steel & Power Ltd.(1)	13,616	4,805
MSTC Ltd.	28	143
Multi Commodity Exchange of India Ltd.	224	18,790
Muthoot Finance Ltd.	4,306	128,945
Narayana Hrudayalaya Ltd.	3,124	62,097
Natco Pharma Ltd.	2,097	20,503
National Aluminium Co. Ltd.	33,394	70,611
National Fertilizers Ltd.	8,947	9,774
Nava Ltd.	13,243	103,232
Navin Fluorine International Ltd.	1,768	93,931
Navkar Corp. Ltd.(1)	247	328
NCC Ltd.	38,925	90,345
NDR Auto Components Ltd.	1,430	16,288
NELCO Ltd.	58	529
NESCO Ltd.	2,695	42,918
Nestle India Ltd.	11,204	146,956
Netweb Technologies India Ltd.	89	2,226
Network18 Media & Investments Ltd.(1)	64,405	38,594
Neuland Laboratories Ltd.	171	26,087
Newgen Software Technologies Ltd.	1,106	11,071
NHPC Ltd.	89,774	78,667
NIIT Learning Systems Ltd.	470	1,749
NIIT Ltd.	115	140

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Nippon Life India Asset Management Ltd.	8,654	$77,029
NLC India Ltd.	8,517	21,732
NMDC Ltd.	171,113	133,667
NMDC Steel Ltd.(1)	30,117	12,931
NOCIL Ltd.	431	865
Northern Arc Capital Ltd.(1)	6,710	17,981
NTPC Ltd.	113,872	423,134
Nuvama Wealth Management Ltd.	916	66,307
Nuvoco Vistas Corp. Ltd.(1)	2,585	13,367
Oberoi Realty Ltd.	2,705	49,434
Oil & Natural Gas Corp. Ltd.	94,546	250,580
Oil India Ltd.	26,862	118,933
One 97 Communications Ltd.(1)	3,313	45,369
Onesource Specialty Pharma Ltd.(1)	938	20,110
Oracle Financial Services Software Ltd.	725	68,192
Orient Cement Ltd.	1,398	3,441
Orient Electric Ltd.	5,128	12,498
Orient Green Power Co. Ltd.(1)	159,382	24,625
Orient Paper & Industries Ltd.(1)	1,390	434
Oriental Hotels Ltd.	148	230
Orissa Minerals Development Co. Ltd.(1)	2	108
Page Industries Ltd.	172	86,518
Pakka Ltd.(1)	62	103
Panama Petrochem Ltd.	491	1,643
Paradeep Phosphates Ltd.	36,872	90,879
Parag Milk Foods Ltd.	8,340	21,464
Paras Defence & Space Technologies Ltd.	20	147
Patel Engineering Ltd.(1)	4,081	1,716
PB Fintech Ltd.(1)	2,165	43,478
PC Jeweller Ltd.(1)	63,350	9,429
PCBL Chemical Ltd.	1,505	6,341
Pearl Global Industries Ltd.	625	8,769
Peninsula Land Ltd.(1)	950	372
Pennar Industries Ltd.(1)	6,374	17,301
Persistent Systems Ltd.	1,620	97,342
Petronet LNG Ltd.	40,824	124,724
Phoenix Mills Ltd.	2,041	34,842
PI Industries Ltd.	2,771	116,166
Pidilite Industries Ltd.	2,333	80,684
Piramal Enterprises Ltd.	3,717	47,234
Piramal Pharma Ltd.	6,169	12,829
Pitti Engineering Ltd.	216	2,276
PIX Transmissions Ltd.	510	7,986
PNB Gilts Ltd.	380	416
PNB Housing Finance Ltd.	7,761	66,328
PNC Infratech Ltd.	8,590	29,647
Pokarna Ltd.	198	1,985
Poly Medicure Ltd.	73	1,727
Polycab India Ltd.	269	21,649
Polyplex Corp. Ltd.	1,270	14,568
Pondy Oxides & Chemicals Ltd.	2,573	30,690
Poonawalla Fincorp Ltd.(1)	5,678	27,800
Power Finance Corp. Ltd.	46,804	201,560

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Power Grid Corp. of India Ltd.	111,278	$347,745
Power Mech Projects Ltd.	668	22,767
Praj Industries Ltd.	179	795
Prakash Industries Ltd.	11,732	20,852
Prakash Pipes Ltd.	227	806
Premier Explosives Ltd.	1,540	8,771
Prestige Estates Projects Ltd.	777	13,771
Pricol Ltd.(1)	4,554	23,740
Prince Pipes & Fittings Ltd.	1,131	4,088
Prism Johnson Ltd.(1)	7,246	12,007
Privi Speciality Chemicals Ltd.	418	10,482
Procter & Gamble Health Ltd.	506	36,546
Prudent Corporate Advisory Services Ltd.	849	27,003
PTC India Ltd.	29,879	59,344
Punjab National Bank	62,743	71,811
Puravankara Ltd.(1)	355	1,157
Quess Corp. Ltd.	4,183	12,719
Quick Heal Technologies Ltd.(1)	24	79
Rail Vikas Nigam Ltd.	8,756	30,043
Railtel Corp. of India Ltd.	10,554	39,276
Rain Industries Ltd.	9,677	14,915
Rainbow Children's Medicare Ltd.	1,376	23,430
Rajesh Exports Ltd.(1)	2,857	5,675
Rallis India Ltd.	4,348	17,164
Ramco Cements Ltd.	6,069	72,069
Ramkrishna Forgings Ltd.	2,593	16,668
Ramky Infrastructure Ltd.(1)	1,251	7,741
Rane Holdings Ltd.	402	6,853
Rashtriya Chemicals & Fertilizers Ltd.	851	1,438
Ratnamani Metals & Tubes Ltd.(1)	301	8,156
RattanIndia Power Ltd.(1)	7,720	1,077
Raymond Lifestyle Ltd.(1)	120	1,507
Raymond Ltd.(1)	1,882	12,810
Raymond Realty Ltd.(1)	603	4,146
RBL Bank Ltd.(1)	29,915	88,633
REC Ltd.	35,233	139,964
Redington Ltd.	25,940	70,870
Redtape Ltd.	760	1,054
Refex Industries Ltd.	415	1,730
Relaxo Footwears Ltd.	20	108
Reliance Industrial Infrastructure Ltd.	8	80
Reliance Industries Ltd., GDR	22,675	1,362,821
Reliance Infrastructure Ltd.(1)	9,141	27,540
Reliance Power Ltd.(1)	117,129	58,434
Religare Enterprises Ltd.(1)	4,570	12,306
Repco Home Finance Ltd.	2,112	8,306
Restaurant Brands Asia Ltd.(1)	39,221	35,541
Rico Auto Industries Ltd.	889	904
RITES Ltd.	1,208	3,344
Rolex Rings Ltd.(1)	403	6,225
Rossari Biotech Ltd.	888	6,226
Roto Pumps Ltd.	618	588
RPG Life Sciences Ltd.	380	10,002

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
RR Kabel Ltd.	1,042	$13,809
Rupa & Co. Ltd.	148	317
Safari Industries India Ltd.	394	9,579
Sagility Ltd.(1)	21,198	10,544
Salzer Electronics Ltd.	65	590
SAMHI Hotels Ltd.(1)	12,789	30,694
Sammaan Capital Ltd.	21,812	30,649
Samvardhana Motherson International Ltd.	194,954	204,877
Sandhar Technologies Ltd.	290	1,427
Sandur Manganese & Iron Ores Ltd.	61	299
Sanghvi Movers Ltd.(1)	2,881	10,663
Sanofi India Ltd.	352	20,524
Sansera Engineering Ltd.	3,570	51,423
Sapphire Foods India Ltd.(1)	7,082	26,285
Sarda Energy & Minerals Ltd.	5,248	35,597
Saregama India Ltd.	319	1,743
Savita Oil Technologies Ltd.	48	222
SBFC Finance Ltd.(1)	35,584	42,642
SBI Cards & Payment Services Ltd.	6,283	57,304
SBI Life Insurance Co. Ltd.	3,917	80,172
Schneider Electric Infrastructure Ltd.(1)	269	2,617
SEAMEC Ltd.(1)	592	6,632
Selan Exploration Technology Ltd.(1)	79	471
Senores Pharmaceuticals Ltd.(1)	2,054	16,071
Servotech Renewable Power System Ltd.	4,895	6,813
SH Kelkar & Co. Ltd.	627	1,772
Shaily Engineering Plastics Ltd.	130	3,291
Shakti Pumps India Ltd.	234	2,138
Shankara Building Products Ltd.	14	147
Sharda Cropchem Ltd.	1,194	12,849
Sharda Motor Industries Ltd.	1,872	21,665
Share India Securities Ltd.	3,969	6,550
Shilpa Medicare Ltd.(1)	325	3,121
Shipping Corp. of India Ltd.	10,341	24,786
Shivalik Bimetal Controls Ltd.	27	149
Shree Cement Ltd.	337	111,857
Shree Digvijay Cement Co. Ltd.	1,097	1,210
Shriram Finance Ltd.	56,799	374,084
Shriram Pistons & Rings Ltd.	723	20,567
Shriram Properties Ltd.(1)	11,831	11,510
Shyam Metalics & Energy Ltd.	5,304	54,477
Siemens Energy India Ltd.(1)	244	9,334
Siemens Ltd.	1,598	55,516
Siyaram Silk Mills Ltd.	1,137	7,934
SJS Enterprises Ltd.	2,400	35,250
SJVN Ltd.	9,933	10,556
SKF India Ltd.	1,538	77,444
Skipper Ltd.	493	2,865
SMC Global Securities Ltd.	887	1,311
SML ISUZU Ltd.	56	2,665
SMS Pharmaceuticals Ltd.	62	167
Snowman Logistics Ltd.(1)	348	199
Sobha Ltd.	2,247	36,492

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Solar Industries India Ltd.	490	$76,591
Solara Active Pharma Sciences Ltd.(1)	2,309	16,058
SOM Distilleries & Breweries Ltd.(1)	6,013	9,358
Somany Ceramics Ltd.(1)	146	758
Sona Blw Precision Forgings Ltd.	5,226	26,269
Sonata Software Ltd.	379	1,509
South Indian Bank Ltd.	79,903	26,540
Southern Petrochemical Industries Corp. Ltd.	10,072	12,333
Spandana Sphoorty Financial Ltd.(1)	39	108
SRF Ltd.	1,798	57,832
Star Cement Ltd.	9,619	31,114
Star Health & Allied Insurance Co. Ltd.(1)	2,044	10,360
State Bank of India, GDR	3,473	318,096
Sterling & Wilson Renewable(1)	220	649
Sterlite Technologies Ltd.(1)	7,925	10,303
STL Networks Ltd.(1)	290	74
Stove Kraft Ltd.	101	732
Strides Pharma Science Ltd.	5,349	52,378
Stylam Industries Ltd.(1)	376	7,192
Subros Ltd.	150	1,485
Sudarshan Chemical Industries Ltd.(1)	1,512	25,612
Sula Vineyards Ltd.	429	1,214
Sumitomo Chemical India Ltd.	449	2,882
Sun Pharmaceutical Industries Ltd.	8,596	155,509
Sun TV Network Ltd.	5,380	33,157
Sundaram Finance Holdings Ltd.	2,118	11,248
Sundaram Finance Ltd.	846	43,148
Sundram Fasteners Ltd.	949	10,971
Sunflag Iron & Steel Co. Ltd.(1)	3,823	11,524
Sunteck Realty Ltd.	205	884
Suprajit Engineering Ltd.	1,580	8,101
Supreme Industries Ltd.	1,438	72,899
Supreme Petrochem Ltd.	2,069	17,930
Supriya Lifescience Ltd.	1,515	11,210
Suraj Estate Developers Ltd.	124	412
Surya Roshni Ltd.	5,743	18,494
Suryoday Small Finance Bank Ltd.(1)	516	713
Suzlon Energy Ltd.(1)	132,586	85,007
Swaraj Engines Ltd.	627	28,524
Swelect Energy Systems Ltd.	70	563
Symphony Ltd.	66	698
Syngene International Ltd.	4,899	34,784
TAJGVK Hotels & Resorts Ltd.(1)	2,102	9,750
Talbros Automotive Components Ltd.	46	136
Tanla Platforms Ltd.	4,789	33,543
TARC Ltd.(1)	262	457
Tata Chemicals Ltd.	7,550	78,890
Tata Communications Ltd.	4,294	75,403
Tata Consultancy Services Ltd.	11,426	399,584
Tata Consumer Products Ltd.	3,649	44,088
Tata Elxsi Ltd.	1,503	89,194
Tata Investment Corp. Ltd.	482	37,203
Tata Motors Ltd.	45,394	344,448

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Tata Power Co. Ltd.	24,168	$102,612
Tata Steel Ltd.	249,897	438,124
Tata Technologies Ltd.	3,070	22,881
TD Power Systems Ltd.	539	3,072
TeamLease Services Ltd.(1)	303	6,125
Tech Mahindra Ltd.	13,666	229,352
Technocraft Industries India Ltd.	300	8,379
Tega Industries Ltd.(1)	961	20,131
Texmaco Infrastructure & Holdings Ltd.	112	119
Texmaco Rail & Engineering Ltd.	7,523	11,679
Thanga Mayil Jewellery Ltd.	405	10,362
Thermax Ltd.	64	2,329
Thirumalai Chemicals Ltd.(1)	620	2,045
Thomas Cook India Ltd.	19,215	38,725
Thyrocare Technologies Ltd.	1,408	20,218
Time Technoplast Ltd.	3,356	17,378
Timken India Ltd.	133	4,354
Tips Music Ltd.	1,557	10,273
Titan Co. Ltd.	2,489	102,458
Torrent Pharmaceuticals Ltd.	2,637	106,393
Torrent Power Ltd.	4,070	56,666
Tourism Finance Corp. of India Ltd.	4,719	16,104
TransIndia Real Estate Ltd.(1)	390	141
Transrail Lighting Ltd.(1)	2,289	19,263
Trent Ltd.	2,146	128,985
Trident Ltd.	15,402	4,785
Triveni Engineering & Industries Ltd.	2,696	10,754
Triveni Turbine Ltd.	4,780	28,157
TTK Prestige Ltd.	78	581
Tube Investments of India Ltd.	631	21,185
TVS Motor Co. Ltd.	4,460	165,744
TVS Motor Co. Ltd., Preference Shares(1)	17,840	2,022
TVS Supply Chain Solutions Ltd.(1)	6,609	9,190
Uflex Ltd.	1,039	6,079
Ugro Capital Ltd.(1)	763	1,512
Ujjivan Small Finance Bank Ltd.(1)	73,612	35,624
UltraTech Cement Ltd.	1,078	154,521
Union Bank of India Ltd.	52,646	74,542
Unitech Ltd.(1)	2,523	204
United Spirits Ltd.	3,462	51,490
UNO Minda Ltd.	1,406	20,362
UPL Ltd.	18,921	153,629
UPL Ltd.	1,519	9,224
Usha Martin Ltd.	3,772	16,342
UTI Asset Management Co. Ltd.	3,028	44,278
Utkarsh Small Finance Bank Ltd.(1)	4,851	1,146
VA Tech Wabag Ltd.	532	8,796
Vadilal Industries Ltd.	526	30,335
Vaibhav Global Ltd.	46	107
Valor Estate Ltd.(1)	4,994	9,586
Vardhman Textiles Ltd.	4,022	19,378
Varroc Engineering Ltd.	4,400	26,667
Varun Beverages Ltd.	10,847	59,953

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Vascon Engineers Ltd.(1)	223	$124
Vedant Fashions Ltd.	654	5,501
Vedanta Ltd.	47,863	228,485
Veedol Corporation Ltd.	14	262
Venky's India Ltd.	20	333
Vesuvius India Ltd.	5,101	29,108
V-Guard Industries Ltd.	5,158	21,257
Vijaya Diagnostic Centre Ltd.	1,263	14,436
Vinati Organics Ltd.	244	4,733
Vindhya Telelinks Ltd.(1)	15	252
VIP Industries Ltd.(1)	1,707	8,120
Vishnu Chemicals Ltd.	120	669
V-Mart Retail Ltd.(1)	1,508	12,706
Vodafone Idea Ltd.(1)	264,177	19,478
Voltamp Transformers Ltd.	262	23,216
Voltas Ltd.	971	15,128
VRL Logistics Ltd.	5,954	17,824
VST Tillers Tractors Ltd.	9	539
Waaree Renewable Technologies Ltd.	204	2,370
Welspun Corp. Ltd.	6,825	65,342
Welspun Enterprises Ltd.	906	4,804
Welspun Living Ltd.	1,394	1,730
West Coast Paper Mills Ltd.	1,409	7,971
Westlife Foodworld Ltd.	1,504	12,245
Wheels India Ltd.	142	1,181
Whirlpool of India Ltd.	593	8,759
Windlas Biotech Ltd.	35	397
Wipro Ltd., ADR(2)	33,402	92,190
Wockhardt Ltd.(1)	1,196	19,383
Wonderla Holidays Ltd.	125	869
Xchanging Solutions Ltd.	85	83
Yatharth Hospital & Trauma Care Services Ltd., Class C(1)	110	867
Yes Bank Ltd.(1)	314,314	68,112
Yuken India Ltd.	93	1,082
Zee Entertainment Enterprises Ltd.	57,124	75,101
Zen Technologies Ltd.	58	961
Zensar Technologies Ltd.	6,831	59,461
ZF Commercial Vehicle Control Systems India Ltd.	12	1,915
Zuari Industries Ltd.	46	161
Zydus Lifesciences Ltd.	9,151	101,921
		39,644,559
Indonesia — 2.4%
ABM Investama Tbk. PT	66,300	11,862
Adaro Andalan Indonesia PT(1)	181,584	76,164
Alam Sutera Realty Tbk. PT(1)	1,168,200	12,125
Alamtri Minerals Indonesia Tbk. PT	441,300	26,912
Alamtri Resources Indonesia Tbk. PT	805,200	85,741
Amman Mineral Internasional PT(1)	99,200	47,280
Aneka Tambang Tbk. PT	439,000	81,372
Aspirasi Hidup Indonesia Tbk. PT	400,900	11,096
Astra International Tbk. PT	771,200	257,283
Astra Otoparts Tbk. PT	125,200	18,447
Bank BTPN Syariah Tbk. PT	216,900	19,611

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Bank Central Asia Tbk. PT	541,600	$265,335
Bank Jago Tbk. PT(1)	10,400	1,432
Bank Mandiri Persero Tbk. PT	1,007,600	288,781
Bank Negara Indonesia Persero Tbk. PT	456,600	121,221
Bank Pan Indonesia Tbk. PT	208,300	14,586
Bank Rakyat Indonesia Persero Tbk. PT	1,290,200	316,721
Bank Tabungan Negara Persero Tbk. PT	302,900	23,850
Barito Pacific Tbk. PT(1)	350,122	46,471
BFI Finance Indonesia Tbk. PT	445,200	20,513
Bukalapak.com Tbk. PT(1)	3,253,800	34,327
Bukit Asam Tbk. PT	253,000	36,811
Buma Internasional Grup Tbk. PT(1)	703,300	14,919
Bumi Resources Minerals Tbk. PT(1)	2,182,900	62,538
Bumi Resources Tbk. PT(1)	2,608,000	17,245
Bumi Serpong Damai Tbk. PT(1)	388,700	25,566
Chandra Asri Pacific Tbk. PT	48,900	24,416
Charoen Pokphand Indonesia Tbk. PT	266,500	68,989
Ciputra Development Tbk. PT	470,200	28,960
Cisarua Mountain Dairy Tbk. PT	55,700	16,892
Darma Henwa Tbk. PT(1)	2,728,200	37,097
Dharma Satya Nusantara Tbk. PT	756,800	74,579
Elang Mahkota Teknologi Tbk. PT	441,300	32,514
Erajaya Swasembada Tbk. PT	753,900	20,121
ESSA Industries Indonesia Tbk. PT	669,800	22,931
Gajah Tunggal Tbk. PT	285,600	17,469
Global Mediacom Tbk. PT(1)	98,500	848
Harum Energy Tbk. PT(1)	167,900	9,329
Indah Kiat Pulp & Paper Tbk. PT	108,200	50,170
Indika Energy Tbk. PT	154,900	12,469
Indo Tambangraya Megah Tbk. PT	24,900	33,390
Indocement Tunggal Prakarsa Tbk. PT	98,400	41,780
Indofood CBP Sukses Makmur Tbk. PT	20,600	11,215
Indofood Sukses Makmur Tbk. PT	38,300	17,310
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	320,600	10,110
Japfa Comfeed Indonesia Tbk. PT	439,100	43,639
Jasa Marga Persero Tbk. PT	94,100	19,174
Kalbe Farma Tbk. PT	269,500	19,890
Kawasan Industri Jababeka Tbk. PT	1,427,900	18,007
Map Aktif Adiperkasa PT	729,100	27,785
Mark Dynamics Indonesia Tbk. PT	19,500	756
Medco Energi Internasional Tbk. PT	492,300	34,742
Media Nusantara Citra Tbk. PT(1)	530,000	8,161
Medikaloka Hermina Tbk. PT	556,100	55,906
Merdeka Copper Gold Tbk. PT(1)	77,400	11,668
Midi Utama Indonesia Tbk. PT	119,200	3,236
Mitra Adiperkasa Tbk. PT	715,900	52,262
Mitra Keluarga Karyasehat Tbk. PT	76,600	10,217
Mitra Pinasthika Mustika Tbk. PT	31,600	1,829
Pabrik Kertas Tjiwi Kimia Tbk. PT	79,300	34,572
Pakuwon Jati Tbk. PT	1,024,000	23,109
Panin Financial Tbk. PT(1)	726,500	11,448
Perusahaan Gas Negara Tbk. PT	312,400	32,395
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	291,100	23,742

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Petrindo Jaya Kreasi Tbk. PT	19,400	$1,833
Petrosea Tbk. PT	180,600	41,501
PP Persero Tbk. PT(1)	472,400	10,947
Rukun Raharja Tbk. PT	132,700	21,160
Sarana Menara Nusantara Tbk. PT	709,300	26,441
Semen Indonesia Persero Tbk. PT	204,900	32,893
Siloam International Hospitals Tbk. PT(1)	160,000	21,539
Sumber Alfaria Trijaya Tbk. PT	508,400	67,827
Surya Semesta Internusa Tbk. PT	136,400	19,336
Telkom Indonesia Persero Tbk. PT, ADR(2)	17,749	344,153
Tempo Scan Pacific Tbk. PT	106,900	14,778
Timah Tbk. PT	207,000	12,827
Transcoal Pacific Tbk. PT	700	244
Triputra Agro Persada PT	481,300	41,480
Unilever Indonesia Tbk. PT	221,900	22,885
United Tractors Tbk. PT	81,300	120,252
Vale Indonesia Tbk. PT	77,700	17,647
XLSMART Telecom Sejahtera Tbk. PT	329,900	55,018
		3,774,097
Malaysia — 2.7%
Aeon Co. M Bhd.	40,300	12,395
AFFIN Bank Bhd.(1)	25,438	13,499
AirAsia X Bhd.(1)	22,100	8,002
Alliance Bank Malaysia Bhd.	60,129	64,136
AMMB Holdings Bhd.	126,100	160,949
Axiata Group Bhd.	164,000	93,943
Bank Islam Malaysia Bhd.	23,400	12,679
Berjaya Corp. Bhd.(1)	205,500	13,382
Bermaz Auto Bhd.	31,700	4,992
Bumi Armada Bhd.	144,200	12,453
Bursa Malaysia Bhd.	18,100	33,384
Cahya Mata Sarawak Bhd.	78,800	20,504
Carlsberg Brewery Malaysia Bhd.	3,300	12,623
CCK Consolidated Holdings Bhd.	5,300	1,494
CELCOMDIGI Bhd.	103,200	89,897
CIMB Group Holdings Bhd.	230,600	405,102
CTOS Digital Bhd.	47,100	9,692
Dagang NeXchange Bhd.(1)	33,800	1,960
Dayang Enterprise Holdings Bhd.	37,800	15,368
Dialog Group Bhd.	6,200	2,743
Dufu Technology Corp. Bhd.	2,400	628
DXN Holdings Bhd.	7,400	902
Eastern & Oriental Bhd.	14,000	2,783
Eco World Development Group Bhd.	29,300	14,560
Econpile Holdings Bhd.(1)	1,000	86
EG Industries Bhd.(1)	66,800	19,454
Ekovest Bhd.(1)	328,300	29,139
Farm Fresh Bhd.	26,800	12,812
Fraser & Neave Holdings Bhd.	4,100	26,180
Frontken Corp. Bhd.	29,400	29,755
Gamuda Bhd.	89,543	117,704
Gas Malaysia Bhd.	28,000	29,146
Genting Bhd.	116,200	78,611

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Genting Malaysia Bhd.	143,700	$69,359
Greatech Technology Bhd.(1)	2,800	1,379
Hartalega Holdings Bhd.	2,300	641
Heineken Malaysia Bhd.	5,700	27,281
Hiap Teck Venture Bhd.	14,000	927
Hibiscus Petroleum Bhd.	47,800	16,829
Hong Leong Bank Bhd.	11,000	52,268
Hup Seng Industries Bhd.	3,700	814
IHH Healthcare Bhd.	23,700	38,084
IJM Corp. Bhd.	91,600	62,201
Inari Amertron Bhd.	18,300	8,761
IOI Corp. Bhd.	36,700	33,561
IOI Properties Group Bhd.	70,300	37,118
Iskandar Waterfront City Bhd.(1)	14,500	1,063
ITMAX SYSTEM Bhd.	2,000	2,033
Jaya Tiasa Holdings Bhd.	52,500	14,302
Johor Plantations Group Bhd.	40,300	12,954
Kelington Group Bhd.	35,000	42,736
Kossan Rubber Industries Bhd.	3,300	944
KPJ Healthcare Bhd.	59,800	36,777
KSL Holdings Bhd.	6,400	2,560
Kuala Lumpur Kepong Bhd.	7,100	33,085
LBS Bina Group Bhd.	14,600	1,520
Mah Sing Group Bhd.	71,500	19,472
Malakoff Corp. Bhd.	97,100	21,811
Malayan Banking Bhd.	116,500	272,979
Malayan Cement Bhd.	8,400	11,642
Malayan Flour Mills Bhd.	16,800	2,249
Malaysian Pacific Industries Bhd.	6,700	42,483
Malaysian Resources Corp. Bhd.	131,200	14,749
Matrix Concepts Holdings Bhd.	43,350	13,433
Maxis Bhd.	47,300	39,188
MBSB Bhd.	80,100	13,261
Mega First Corp. Bhd.	29,800	23,875
Mi Technovation Bhd.	400	221
MISC Bhd.	39,200	68,841
Mr. DIY Group M Bhd.	127,700	44,698
Naim Holdings Bhd.(1)	2,800	557
Nationgate Holdings Bhd.	21,600	6,623
Nestle Malaysia Bhd.	900	20,247
NEXG Bhd.	127,500	14,785
OSK Holdings Bhd.	6,750	2,045
PA Resources Bhd.	2,100	79
Pecca Group Bhd.	34,200	11,485
Pentamaster Corp. Bhd.(1)	2,400	2,040
Perak Transit Bhd.	74,600	12,189
Perdana Petroleum Bhd.(1)	4,200	169
Petronas Chemicals Group Bhd.	1,200	1,227
Petronas Dagangan Bhd.	14,000	70,172
Petronas Gas Bhd.	17,000	74,995
PPB Group Bhd.	17,500	38,748
Press Metal Aluminium Holdings Bhd.	60,800	80,031
Public Bank Bhd.	244,700	247,162

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
QL Resources Bhd.	35,350	$34,310
Ranhill Utilities Bhd.(1)	9,819	3,741
RGB International Bhd.	19,800	1,288
RHB Bank Bhd.	62,300	96,414
SD Guthrie Bhd.	27,500	32,907
Sime Darby Bhd.	188,400	92,315
Sime Darby Property Bhd.	113,100	39,607
SKP Resources Bhd.	21,300	4,538
SNS Network Technology Bhd.	83,100	9,917
Southern Cable Group Bhd.	42,500	20,468
SP Setia Bhd. Group	171,600	42,628
Sunway Bhd.	29,700	34,598
Sunway Construction Group Bhd.	30,800	46,154
Supermax Corp. Bhd.(1)	64,080	7,041
Telekom Malaysia Bhd.	47,000	78,131
Tenaga Nasional Bhd.	124,200	387,800
TH Plantations Bhd.	1,700	207
TIME dotCom Bhd.	60,100	73,693
Top Glove Corp. Bhd.(1)	55,100	7,634
TSH Resources Bhd.	42,900	11,567
UEM Sunrise Bhd.	7,400	1,298
Unisem M Bhd.	2,200	1,384
United Plantations Bhd.	8,450	45,503
Velesto Energy Bhd.	609,800	28,863
ViTrox Corp. Bhd.	12,200	11,292
VS Industry Bhd.	116,121	18,260
VSTECS Bhd.	3,100	2,714
WCT Holdings Bhd.(1)	79,100	16,361
Yinson Holdings Bhd.	39,600	22,962
YTL Corp. Bhd.	26,100	15,819
YTL Power International Bhd.	81,600	77,816
Zetrix Ai Bhd.	339,600	69,024
		4,355,864
Mexico — 3.4%
Alfa SAB de CV, Class A(2)	192,941	145,136
Alpek SAB de CV(2)	34,835	16,424
Alsea SAB de CV(1)	16,381	47,288
America Movil SAB de CV, ADR	18,242	364,658
Arca Continental SAB de CV	3,048	31,144
Banco del Bajio SA	69,163	164,788
Bolsa Mexicana de Valores SAB de CV	7,164	14,632
Cemex SAB de CV, ADR	30,599	278,145
Coca-Cola Femsa SAB de CV	14,372	121,825
Controladora Alpek SAB de CV(1)	192,941	26,877
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)	7,247	44,642
Corp. Inmobiliaria Vesta SAB de CV	33,530	92,230
Fomento Economico Mexicano SAB de CV, ADR	2,391	207,156
GCC SAB de CV	18,325	171,601
Genomma Lab Internacional SAB de CV, Class B(2)	74,838	89,495
Gentera SAB de CV	114,905	281,714
Gruma SAB de CV, B Shares	10,248	176,173
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	1,407	143,809
Grupo Aeroportuario del Pacifico SAB de CV, ADR	761	183,401

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Grupo Aeroportuario del Sureste SAB de CV, ADR	382	$124,421
Grupo Bimbo SAB de CV, Series A(2)	17,851	55,549
Grupo Carso SAB de CV, Series A1	6,145	40,858
Grupo Comercial Chedraui SA de CV(2)	14,517	116,901
Grupo Financiero Banorte SAB de CV, Class O	74,701	680,432
Grupo Financiero Inbursa SAB de CV, Class O	48,166	126,657
Grupo Mexico SAB de CV, Series B	30,784	201,928
Grupo Televisa SAB, ADR	39,898	111,315
Grupo Traxion SAB de CV(1)	20,100	16,261
Industrias Penoles SAB de CV(1)	11,097	360,131
Kimberly-Clark de Mexico SAB de CV, A Shares	40,992	77,176
La Comer SAB de CV	11,370	25,750
Megacable Holdings SAB de CV	115,326	333,660
Nemak SAB de CV(1)	62,534	12,832
Promotora y Operadora de Infraestructura SAB de CV	5,411	67,911
Qualitas Controladora SAB de CV(2)	13,644	122,964
Regional SAB de CV	18,331	142,409
Wal-Mart de Mexico SAB de CV	47,276	141,237
		5,359,530
Peru — 0.5%
Cia de Minas Buenaventura SAA, ADR	19,296	369,325
Credicorp Ltd.	1,219	313,527
Intercorp Financial Services, Inc.	300	11,916
Southern Copper Corp.	1,219	117,152
		811,920
Philippines — 1.0%
Aboitiz Equity Ventures, Inc.	74,700	38,032
ACEN Corp.	178,000	6,914
Alliance Global Group, Inc.	92,400	11,802
Apex Mining Co., Inc.	354,500	42,285
Ayala Corp.	3,060	29,165
Ayala Land, Inc.	184,100	90,205
Bank of the Philippine Islands	41,750	82,532
BDO Unibank, Inc.	70,439	166,483
Century Pacific Food, Inc.	35,700	22,926
Converge Information & Communications Technology Solutions, Inc.	158,400	38,810
DigiPlus Interactive Corp.	104,370	42,009
DMCI Holdings, Inc.	99,600	18,748
GT Capital Holdings, Inc.	4,730	57,127
International Container Terminal Services, Inc.	19,330	163,380
JG Summit Holdings, Inc.	167,800	69,826
Jollibee Foods Corp.	8,040	32,627
Manila Electric Co.	7,460	69,841
Manila Water Co., Inc.	153,700	112,976
Megaworld Corp.	538,000	19,410
Metropolitan Bank & Trust Co.	90,370	110,618
PLDT, Inc., ADR	3,299	67,563
Puregold Price Club, Inc.	78,300	56,541
Semirara Mining & Power Corp.	53,900	31,013
SM Investments Corp.	2,490	32,888
SM Prime Holdings, Inc.	73,300	29,636
Universal Robina Corp.	57,090	80,863
		1,524,220

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Poland — 2.1%
Alior Bank SA	6,839	$194,840
Allegro.eu SA(1)	10,077	101,265
Asseco Poland SA	1,040	53,981
Bank Handlowy w Warszawie SA	2,399	67,882
Bank Millennium SA(1)	39,090	151,428
Bank Polska Kasa Opieki SA	5,514	277,733
Benefit Systems SA	99	88,607
Budimex SA	531	77,672
CCC SA(1)	1,359	62,351
CD Projekt SA	409	28,315
Cyfrowy Polsat SA(1)	3,406	13,387
Diagnostyka SA	1,365	75,962
Dino Polska SA(1)	14,955	186,601
Enea SA	16,304	82,062
Eurocash SA(1)	3,448	7,579
Grupa Azoty SA(1)	4,021	20,137
Grupa Kety SA	730	184,653
Jastrzebska Spolka Weglowa SA(1)	2,421	15,061
KGHM Polska Miedz SA(1)	3,448	121,120
KRUK SA	350	43,733
LPP SA	14	66,329
mBank SA(1)	219	52,901
Orange Polska SA	74,502	189,656
ORLEN SA	18,147	387,784
Pepco Group NV	11,371	66,927
PGE Polska Grupa Energetyczna SA(1)	24,768	77,193
Powszechna Kasa Oszczednosci Bank Polski SA	12,198	237,932
Powszechny Zaklad Ubezpieczen SA	9,106	151,554
Santander Bank Polska SA	449	62,501
Tauron Polska Energia SA(1)	23,195	53,840
XTB SA	4,143	87,622
Zabka Group SA(1)	12,126	72,571
		3,361,179
South Africa — 6.0%
Absa Group Ltd.	35,131	376,167
AECI Ltd.	12,889	78,506
African Rainbow Minerals Ltd.(2)	6,016	62,441
Anglogold Ashanti PLC	1,612	90,716
Aspen Pharmacare Holdings Ltd.	14,972	89,858
Astral Foods Ltd.	1,642	19,553
AVI Ltd.	19,791	104,980
Barloworld Ltd.	14,936	99,469
Bid Corp. Ltd.	4,663	121,764
Bidvest Group Ltd.	7,623	102,425
Capitec Bank Holdings Ltd.	1,282	259,317
Clicks Group Ltd.	7,881	166,548
Coronation Fund Managers Ltd.	18,452	45,594
DataTec Ltd.	27,234	97,217
Dis-Chem Pharmacies Ltd.	24,682	47,750
Discovery Ltd.	15,220	186,727
DRDGOLD Ltd.	43,700	79,959
Exxaro Resources Ltd.	19,252	210,912

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Famous Brands Ltd.	2,313	$7,601
FirstRand Ltd.	91,577	385,999
Fortress Real Estate Investments Ltd., Class B	86,389	110,301
Foschini Group Ltd.	28,308	174,430
Gold Fields Ltd., ADR	20,291	679,343
Grindrod Ltd.	28,263	24,615
Harmony Gold Mining Co. Ltd., ADR	12,804	170,037
Impala Platinum Holdings Ltd.(1)	46,066	418,008
Investec Ltd.	4,317	32,013
Kumba Iron Ore Ltd.(2)	868	15,927
Life Healthcare Group Holdings Ltd.	32,370	24,966
Momentum Group Ltd.	70,377	142,516
Motus Holdings Ltd.	11,974	70,076
Mr. Price Group Ltd.	9,421	110,905
MTN Group Ltd.	62,351	529,670
MultiChoice Group(1)	9,861	68,635
Naspers Ltd., N Shares	271	89,409
Nedbank Group Ltd.	19,598	251,166
NEPI Rockcastle NV(1)	30,308	251,733
Netcare Ltd.	88,041	69,226
Ninety One Ltd.	26,518	66,552
Northam Platinum Holdings Ltd.	12,405	138,995
Old Mutual Ltd.	308,010	242,387
Omnia Holdings Ltd.	19,630	81,666
OUTsurance Group Ltd.	18,641	80,339
Pepkor Holdings Ltd.	21,791	31,349
Pick n Pay Stores Ltd.(1)(2)	14,491	22,627
PPC Ltd.	161,126	46,506
Raubex Group Ltd.	5,009	12,458
Reinet Investments SCA	9,271	281,802
Remgro Ltd.	4,639	44,626
Sanlam Ltd.	44,153	227,631
Santam Ltd.	1,236	30,666
Sappi Ltd.	40,879	67,169
Sasol Ltd., ADR(1)	34,245	230,811
Shoprite Holdings Ltd.	11,432	170,603
Sibanye Stillwater Ltd., ADR(1)	57,370	434,291
SPAR Group Ltd.(1)	15,532	95,385
Standard Bank Group Ltd.	40,922	575,731
Sun International Ltd.	9,462	25,018
Super Group Ltd.	55,939	45,506
Telkom SA SOC Ltd.	45,487	130,679
Thungela Resources Ltd.	6,418	33,878
Tiger Brands Ltd.	10,021	176,809
Truworths International Ltd.	18,454	62,896
Valterra Platinum Ltd.	850	38,979
Vodacom Group Ltd.	17,605	142,169
We Buy Cars Holdings Ltd.	7,032	22,169
Wilson Bayly Holmes-Ovcon Ltd.	2,556	24,749
Woolworths Holdings Ltd.(2)	38,445	113,140
		9,564,065
South Korea — 14.8%
ABLBio, Inc.(1)	211	13,899

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Able C&C Co. Ltd.	294	$2,895
Aekyung Chemical Co. Ltd.	51	386
Aekyung Industrial Co. Ltd.	136	1,577
Agabang & Co.(1)	50	182
Ahnlab, Inc.	19	825
Alteogen, Inc.(1)	179	56,296
Amorepacific Corp.	653	56,337
Amorepacific Holdings Corp.	794	15,508
Ananti, Inc.(1)	546	3,641
APR Corp.(1)	400	65,245
Asiana Airlines, Inc.(1)	1,836	12,507
BGF retail Co. Ltd.	572	48,224
BH Co. Ltd.	1,247	16,444
Binggrae Co. Ltd.	363	18,411
BNK Financial Group, Inc.	11,672	120,692
Boryung	198	1,185
C&C International Co. Ltd.	14	439
Cafe24 Corp.(1)	468	12,861
Celltrion Pharm, Inc.(1)	307	11,396
Celltrion, Inc.	1,027	123,566
Cheil Worldwide, Inc.	3,547	50,452
Cheryong Electric Co. Ltd.	361	8,887
Chong Kun Dang Pharmaceutical Corp.	239	13,699
CJ CGV Co. Ltd.(1)	3,512	11,671
CJ CheilJedang Corp.	571	93,909
CJ Corp.	607	69,590
CJ ENM Co. Ltd.(1)	1,343	68,845
CJ Logistics Corp.	539	32,302
Classys, Inc.	356	13,330
Com2uSCorp	10	282
Cosmax, Inc.	204	31,680
CosmoAM&T Co. Ltd.(1)	32	980
Coway Co. Ltd.	1,976	147,522
CS Wind Corp.	1,303	38,976
Daeduck Electronics Co. Ltd.	911	15,642
Daesang Corp.	944	15,301
Daewoo Engineering & Construction Co. Ltd.(1)	4,463	11,882
Daewoong Co. Ltd.	646	11,468
Daewoong Pharmaceutical Co. Ltd.	130	12,695
Daishin Securities Co. Ltd.	1,627	32,655
Daou Data Corp.	23	271
Daou Technology, Inc.	2,255	55,313
DB HiTek Co. Ltd.	1,499	49,170
DB Insurance Co. Ltd.	1,418	134,065
DB Securities Co. Ltd.	1,689	10,702
Dentium Co. Ltd.	25	1,030
Devsisters Co. Ltd.(1)	4	143
DI Dong Il Corp.	416	12,276
DL E&C Co. Ltd.	1,211	36,910
DL Holdings Co. Ltd.	784	21,947
DN Automotive Corp.	25	476
Dong-A Socio Holdings Co. Ltd.	117	9,355
Dong-A ST Co. Ltd.	7	223

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Dongjin Semichem Co. Ltd.	1,764	$37,752
DongKook Pharmaceutical Co. Ltd.	58	707
Dongkuk Steel Mill Co. Ltd.	410	2,732
Dongsuh Cos., Inc.	652	12,768
Dongwha Enterprise Co. Ltd.(1)	30	201
Dongwon Industries Co. Ltd.	82	2,576
Dongwon Systems Corp.	48	985
Doosan Bobcat, Inc.(1)	858	32,778
Doosan Co. Ltd.	51	20,240
Doosan Enerbility Co. Ltd.(1)	4,874	214,334
Doosan Fuel Cell Co. Ltd.(1)	1,659	34,001
Doosan Tesna, Inc.	102	2,657
DoubleUGames Co. Ltd.	296	11,190
Douzone Bizon Co. Ltd.	529	30,170
Dreamtech Co. Ltd.	44	201
Duk San Neolux Co. Ltd.(1)	503	17,016
Ecopro BM Co. Ltd.(1)	76	6,597
Ecopro Co. Ltd.	44	1,595
Ecopro HN Co. Ltd.	131	2,322
Ecopro Materials Co. Ltd.(1)	3	108
E-MART, Inc.	1,089	55,912
EMRO, Inc.	57	1,709
EM-Tech Co. Ltd.(1)	40	277
Enchem Co. Ltd.(1)	135	7,228
Eo Technics Co. Ltd.	196	28,832
Eugene Investment & Securities Co. Ltd.	4,877	12,106
Eugene Technology Co. Ltd.	367	12,534
F&F Co. Ltd.	488	23,294
Gaonchips Co. Ltd.(1)	57	1,869
GemVax & Kael Co. Ltd.(1)	361	12,899
GOLFZON Co. Ltd.	286	12,961
Gradiant Corp.	37	388
Grand Korea Leisure Co. Ltd.	304	3,650
Green Cross Corp.	100	9,302
Green Cross Holdings Corp.	27	294
GS Engineering & Construction Corp.	2,535	33,931
GS Holdings Corp.	2,423	79,172
GS P&L Co. Ltd.(1)	55	1,936
GS Retail Co. Ltd.	1,028	11,963
HAESUNG DS Co. Ltd.	96	1,542
Han Kuk Carbon Co. Ltd.	1,905	45,055
Hana Financial Group, Inc.	12,201	719,267
Hana Materials, Inc.	30	578
Hana Micron, Inc.(1)	116	1,150
Hana Tour Service, Inc.	109	4,027
Hancom, Inc.	35	626
Handsome Co. Ltd.	45	487
Hanil Cement Co. Ltd.	1,233	17,129
Hanjin Kal Corp.	212	17,031
Hankook & Co. Co. Ltd.	840	14,692
Hankook Tire & Technology Co. Ltd.	2,122	61,168
Hanmi Pharm Co. Ltd.	170	36,954
Hanmi Science Co. Ltd.(1)	804	23,685

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Hanmi Semiconductor Co. Ltd.	459	$28,322
Hanon Systems(1)	4,193	10,729
Hansae Co. Ltd.	204	1,361
Hansol Chemical Co. Ltd.	279	35,358
Hansol Technics Co. Ltd.	2,487	9,495
Hanssem Co. Ltd.	11	333
Hanwha Aerospace Co. Ltd.	652	413,480
Hanwha Corp.	2,870	172,201
Hanwha Corp., Preference Shares	1,540	38,982
Hanwha Engine(1)	2,269	77,096
Hanwha General Insurance Co. Ltd.(1)	3,414	13,947
Hanwha Investment & Securities Co. Ltd.(1)	1,043	4,151
Hanwha Life Insurance Co. Ltd.(1)	15,991	35,962
Hanwha Ocean Co. Ltd.(1)	197	15,833
Hanwha Solutions Corp.	3,156	64,100
Hanwha Systems Co. Ltd.	2,027	74,068
Hanwha Vision Co. Ltd.(1)	817	31,055
Harim Holdings Co. Ltd.	337	2,021
HD Hyundai Co. Ltd.	3,021	297,481
HD Hyundai Construction Equipment Co. Ltd.	431	26,931
HD Hyundai Electric Co. Ltd.	453	158,855
HD Hyundai Heavy Industries Co. Ltd.	303	113,034
HD Hyundai Infracore Co. Ltd.(1)	7,435	74,690
HD HYUNDAI MIPO	743	109,223
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,722	501,839
HDC Holdings Co. Ltd.	1,131	17,452
HDC Hyundai Development Co-Engineering & Construction, E Shares	1,104	15,739
HD-Hyundai Marine Engine(1)	1,219	80,296
Hite Jinro Co. Ltd.	1,726	23,681
HK inno N Corp.(1)	5	172
HL Mando Co. Ltd.	943	24,075
HLB, Inc.(1)	385	10,397
HMM Co. Ltd.	6,244	99,169
Hotel Shilla Co. Ltd.(1)	39	1,313
HPSP Co. Ltd.	871	16,565
HS Hyosung Advanced Materials Corp.	235	32,067
HS Hyosung Corp.(1)	3	128
Hugel, Inc.(1)	185	41,827
Humedix Co. Ltd.	436	16,964
HYBE Co. Ltd.(1)	212	43,730
Hyosung Corp.	811	50,478
Hyosung Heavy Industries Corp.	112	99,293
Hyosung TNC Corp.	273	42,865
Hyundai Autoever Corp.	278	34,934
HYUNDAI Corp.	77	1,226
Hyundai Department Store Co. Ltd.	1,118	59,624
Hyundai Elevator Co. Ltd.	740	41,681
Hyundai Engineering & Construction Co. Ltd.	1,840	81,842
Hyundai Glovis Co. Ltd.	1,373	181,578
Hyundai Home Shopping Network Corp.	18	720
Hyundai Marine & Fire Insurance Co. Ltd.(1)	2,008	40,213
Hyundai Mobis Co. Ltd.	1,214	277,230
Hyundai Motor Co.	2,908	457,800

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Hyundai Rotem Co. Ltd.	731	$100,840
Hyundai Steel Co.	6,135	140,992
Hyundai Wia Corp.	1,247	44,897
Iljin Electric Co. Ltd.	1,043	26,808
iM Financial Group Co. Ltd.	9,097	89,528
Industrial Bank of Korea	14,128	193,147
Innocean Worldwide, Inc.	923	12,172
Innox Advanced Materials Co. Ltd.	805	13,701
Intellian Technologies, Inc.	89	2,933
Interflex Co. Ltd.(1)	26	163
INTOPS Co. Ltd.	58	645
IS Dongseo Co. Ltd.	35	492
i-SENS, Inc.	6	76
IsuPetasys Co. Ltd.	1,808	85,403
JB Financial Group Co. Ltd.	3,887	65,612
Jeju Air Co. Ltd.(1)	429	2,030
Jin Air Co. Ltd.(1)	291	1,776
Jusung Engineering Co. Ltd.	981	19,146
JW Pharmaceutical Corp.	92	1,417
JYP Entertainment Corp.	916	47,899
K Car Co. Ltd.	130	1,486
Kakao Corp.	2,283	102,222
Kakao Games Corp.(1)	26	302
KakaoBank Corp.	1,312	23,186
Kakaopay Corp.(1)	516	22,167
Kangwon Land, Inc.	1,433	18,574
KB Financial Group, Inc., ADR	6,476	509,402
KC Co. Ltd.	39	622
KC Tech Co. Ltd.	25	594
KCC Corp.	180	51,351
KCC Glass Corp.	26	555
KEPCO Engineering & Construction Co., Inc.	48	3,172
KEPCO Plant Service & Engineering Co. Ltd.	677	24,405
KG Dongbusteel	272	1,039
KH Vatec Co. Ltd.	175	1,598
Kia Corp.	6,087	460,563
KISCO Corp.(1)	395	2,827
KIWOOM Securities Co. Ltd.	631	92,940
Koh Young Technology, Inc.	79	824
Kolmar Korea Co. Ltd.(1)	191	10,643
Kolon Industries, Inc.	1,269	33,505
Kolon Life Science, Inc.(1)	496	10,202
KoMiCo Ltd.	23	1,351
KONA I Co. Ltd.	697	25,462
Korea Aerospace Industries Ltd.	998	68,188
Korea Electric Power Corp., ADR	9,381	123,923
Korea Electric Terminal Co. Ltd.	263	11,878
Korea Gas Corp.	2,145	60,979
Korea Investment Holdings Co. Ltd.	2,663	256,918
Korea Line Corp.(1)	2,676	3,292
Korea Petrochemical Ind Co. Ltd.	30	2,625
Korean Air Lines Co. Ltd.	6,099	103,814
Korean Reinsurance Co.	5,814	45,266

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Krafton, Inc.(1)	497	$116,863
KT Corp.	258	10,035
Kum Yang Co. Ltd.(1)	275	1,469
Kumho Petrochemical Co. Ltd.	427	33,580
Kumho Tire Co., Inc.(1)	6,220	22,151
Kyung Dong Navien Co. Ltd.	275	15,256
L&F Co. Ltd.(1)	43	2,035
LEENO Industrial, Inc.	1,477	49,429
LG Chem Ltd.	1,534	304,680
LG Corp.	1,443	77,155
LG Display Co. Ltd., ADR(1)	28,855	127,251
LG Electronics, Inc.	3,597	190,600
LG Energy Solution Ltd.(1)	123	31,020
LG H&H Co. Ltd.	115	24,415
LG Innotek Co. Ltd.	666	80,492
LG Uplus Corp.	16,745	178,589
LIG Nex1 Co. Ltd.	431	151,479
LigaChem Biosciences, Inc.(1)	298	31,570
Lotte Chemical Corp.	756	34,451
Lotte Chilsung Beverage Co. Ltd.	331	28,431
Lotte Corp.	1,458	30,583
Lotte Energy Materials Corp.(1)	775	14,383
LOTTE Fine Chemical Co. Ltd.	950	28,434
Lotte Innovate Co. Ltd.	28	427
Lotte Rental Co. Ltd.	1,492	30,874
Lotte Shopping Co. Ltd.	293	13,911
Lotte Wellfood Co. Ltd.	122	10,190
LS Corp.	582	73,646
LS Electric Co. Ltd.	261	52,772
LVMC Holdings(1)	301	393
LX International Corp.	2,589	55,206
LX Semicon Co. Ltd.	506	19,488
Mcnex Co. Ltd.	22	473
MegaStudyEdu Co. Ltd.	98	3,245
Meritz Financial Group, Inc.	2,620	238,345
Mirae Asset Securities Co. Ltd.	3,694	50,780
Misto Holdings Corp.	820	24,567
MNTech Co. Ltd.	90	665
Myoung Shin Industrial Co. Ltd.(1)	1,385	8,794
Naturecell Co. Ltd.(1)	32	484
NAVER Corp.	1,408	216,443
NCSoft Corp.	296	43,081
Neowiz(1)	67	1,165
NEPES Corp.(1)	1,856	17,098
Netmarble Corp.	795	34,161
Nexen Tire Corp.	131	551
Nexon Games Co. Ltd.(1)	58	579
NEXTIN, Inc.	278	8,481
NH Investment & Securities Co. Ltd.	3,355	46,858
NHN Corp.	135	2,520
NICE Information Service Co. Ltd.	1,280	14,507
NongShim Co. Ltd.	88	25,937
OCI Co. Ltd.	54	2,075

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
OCI Holdings Co. Ltd.	1,002	$62,778
Orion Corp.	717	55,493
Orion Holdings Corp.	1,356	20,192
Otoki Corp.	87	23,981
Pan Ocean Co. Ltd.	22,152	61,960
Paradise Co. Ltd.	1,718	25,922
Park Systems Corp.	97	17,805
Partron Co. Ltd.	147	677
Pearl Abyss Corp.(1)	526	12,358
People & Technology, Inc.	263	7,230
Peptron, Inc.(1)	108	24,056
PharmaResearch Co. Ltd.	230	111,903
PI Advanced Materials Co. Ltd.	775	9,437
Poongsan Corp.	483	41,127
Posco DX Co. Ltd.	917	14,717
POSCO Future M Co. Ltd.(1)	351	35,506
POSCO Holdings, Inc., ADR	3,713	191,554
Posco International Corp.	1,513	52,134
Posco M-Tech Co. Ltd.	6	56
PSK, Inc.	76	1,328
Rainbow Robotics(1)	60	11,771
S&S Tech Corp.	30	1,165
S-1 Corp.	594	34,149
Sam Chun Dang Pharm Co. Ltd.	125	17,253
Sam Young Electronics Co. Ltd.	21	157
Samsung Biologics Co. Ltd.(1)	140	100,469
Samsung C&T Corp.	572	68,847
Samsung E&A Co. Ltd.	8,646	180,297
Samsung Electro-Mechanics Co. Ltd.	838	96,137
Samsung Electronics Co. Ltd., GDR	2,896	3,581,954
Samsung Fire & Marine Insurance Co. Ltd.	904	287,716
Samsung Heavy Industries Co. Ltd.(1)	26,857	410,546
Samsung Life Insurance Co. Ltd.	828	85,063
Samsung SDI Co. Ltd.	452	66,985
Samsung SDS Co. Ltd.	906	95,719
Samsung Securities Co. Ltd.	2,367	116,851
Samyang Foods Co. Ltd.	145	162,358
Samyang Holdings Corp.(1)	7	432
Sanil Electric Co. Ltd.	236	18,761
SD Biosensor, Inc.	70	504
SeAH Besteel Holdings Corp.	1,593	31,775
SeAH Steel Corp.	171	16,380
SeAH Steel Holdings Corp.	78	10,318
Sebang Global Battery Co. Ltd.	230	10,248
Seegene, Inc.	108	2,014
Seojin System Co. Ltd.(1)	35	483
Seoul Semiconductor Co. Ltd.(1)	2,106	10,112
Seoyon E-Hwa Co. Ltd.	61	512
SFA Engineering Corp.	681	11,241
SFA Semicon Co. Ltd.(1)	40	99
SHIFT UP Corp.(1)	246	7,338
Shinhan Financial Group Co. Ltd., ADR	8,535	403,108
Shinsegae International, Inc.	30	221

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Shinsegae, Inc.	493	$58,488
Shinsung E&G Co. Ltd.(1)	120	134
Shinyoung Securities Co. Ltd.	168	18,004
Silicon2 Co. Ltd.(1)	58	1,863
SIMMTECH Co. Ltd.	8	145
SK Biopharmaceuticals Co. Ltd.(1)	328	23,174
SK Bioscience Co. Ltd.(1)	362	12,265
SK Chemicals Co. Ltd.	530	22,645
SK Discovery Co. Ltd.	1,197	45,456
SK Gas Ltd.	241	44,602
SK Hynix, Inc.	12,704	2,420,586
SK IE Technology Co. Ltd.(1)	498	9,911
SK Innovation Co. Ltd.	1,353	97,923
SK Networks Co. Ltd.	7,911	24,891
SK oceanplant Co. Ltd.(1)	1,034	15,482
SK Telecom Co. Ltd., ADR	3,982	85,772
SK, Inc.	865	128,277
SKC Co. Ltd.(1)	152	10,192
SL Corp.	1,005	24,387
SM Entertainment Co. Ltd.	340	33,895
SNT Dynamics Co. Ltd.	260	11,647
SNT Motiv Co. Ltd.	1,221	32,582
S-Oil Corp.(1)	1,641	70,974
SOLUM Co. Ltd.(1)	339	4,041
Solus Advanced Materials Co. Ltd.	10	53
Soop Co. Ltd.	253	14,149
Soulbrain Co. Ltd.	125	19,577
Soulbrain Holdings Co. Ltd.	67	1,887
SPG Co. Ltd.(1)	13	236
Studio Dragon Corp.(1)	782	25,292
Sung Kwang Bend Co. Ltd.	1,005	24,100
Sungwoo Hitech Co. Ltd.	475	2,051
Synopex, Inc.(1)	642	2,941
Taekwang Industrial Co. Ltd.	1	624
Taewoong Co. Ltd.(1)	534	14,363
Taihan Electric Wire Co. Ltd.(1)	946	10,576
TechWing, Inc.	365	8,449
TES Co. Ltd.	1,455	31,178
TK Corp.(1)	1,012	18,255
TKG Huchems Co. Ltd.	250	3,160
Tokai Carbon Korea Co. Ltd.	180	14,111
Tongyang Life Insurance Co. Ltd.(1)	2,556	13,678
Tway Air Co. Ltd.(1)	5,814	7,685
Unid Co. Ltd.	73	3,980
VT Co. Ltd.(1)	603	15,859
Webzen, Inc.	842	8,591
Won Tech Co. Ltd.	40	293
WONIK IPS Co. Ltd.	905	26,247
Wonik QnC Corp.	34	432
Woongjin Thinkbig Co. Ltd.	7,438	9,579
Woori Financial Group, Inc.	34,456	614,680
Wysiwyg Studios Co. Ltd.(1)	260	165
YC Corp.(1)	80	625

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
YG Entertainment, Inc.	24	$1,753
Youngone Corp.	983	41,352
Youngone Holdings Co. Ltd.	249	23,636
Yuhan Corp.	436	35,513
		23,695,571
Taiwan — 26.5%
Abico Avy Co. Ltd.	2,090	2,747
Ability Enterprise Co. Ltd.(1)	2,000	5,144
AcBel Polytech, Inc.	34,000	31,733
Accton Technology Corp.	10,000	329,224
Acer, Inc.	24,000	23,081
ACES Electronic Co. Ltd.(1)	9,000	22,031
Acter Group Corp. Ltd.	4,000	115,990
ADATA Technology Co. Ltd.	31,000	103,396
Advanced International Multitech Co. Ltd.	8,000	15,542
Advancetek Enterprise Co. Ltd.	22,000	35,947
Advantech Co. Ltd.	1,000	11,174
AIC, Inc.	2,000	17,546
Airtac International Group	2,000	51,233
Alchip Technologies Ltd.	3,000	392,618
Allied Supreme Corp.	1,000	9,341
Alltek Technology Corp.	19,000	19,927
Alltop Technology Co. Ltd.	1,000	8,190
Altek Corp.	13,000	21,248
Ambassador Hotel	2,000	2,852
AMPOC Far-East Co. Ltd.(1)	1,000	5,587
AmTRAN Technology Co. Ltd.	7,350	3,286
Anpec Electronics Corp.	2,000	11,617
Apacer Technology, Inc.	9,000	18,726
APAQ Technology Co. Ltd.	2,000	11,764
APCB, Inc.	1,000	477
Apex International Co. Ltd.(1)	6,852	5,991
Arcadyan Technology Corp.	13,000	100,280
Ardentec Corp.	40,000	96,664
ASE Technology Holding Co. Ltd., ADR	37,512	371,744
Asia Cement Corp.	54,000	65,278
Asia Optical Co., Inc.	10,000	53,534
Asia Tech Image, Inc.	4,000	11,608
Asia Vital Components Co. Ltd.	4,000	130,579
Asustek Computer, Inc.	9,000	185,151
ATE Energy International Co. Ltd.	11,000	11,870
AUO Corp.(1)	210,000	87,737
Avalue Technology, Inc.	4,000	15,039
Axiomtek Co. Ltd.	5,000	14,142
Azurewave Technologies, Inc.	9,000	29,371
Bafang Yunji International Co. Ltd.	4,000	24,942
Bank of Kaohsiung Co. Ltd.	2,121	807
BES Engineering Corp.(1)	4,000	1,462
Bin Chuan Enterprise Co. Ltd.(1)	5,000	9,404
Bizlink Holding, Inc.	5,049	175,720
Bonny Worldwide Ltd.	2,000	11,488
Brighton-Best International Taiwan, Inc.	17,000	19,045
Brillian Network & Automation Integrated System Co. Ltd.	2,000	18,750

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Browave Corp.	1,000	$8,044
Caliway Biopharmaceuticals Co. Ltd.(1)	10,000	65,570
Capital Futures Corp.	1,000	1,607
Capital Securities Corp.	86,000	61,117
Career Technology MFG. Co. Ltd.(1)	2,000	1,002
Caswell, Inc.	1,000	2,898
Catcher Technology Co. Ltd.	11,000	67,591
Cathay Financial Holding Co. Ltd.	236,000	472,587
Center Laboratories, Inc.(1)	1,000	1,214
Central Reinsurance Co. Ltd.	30,000	23,063
Century Iron & Steel Industrial Co. Ltd.	2,000	11,961
Chailease Holding Co. Ltd.	8,180	31,044
Chaintech Technology Corp.	9,000	9,804
Chang Hwa Commercial Bank Ltd.	348,821	218,657
Chang Wah Electromaterials, Inc.	3,000	4,245
Chang Wah Technology Co. Ltd.	26,000	28,631
Channel Well Technology Co. Ltd.(1)	11,000	33,692
Charoen Pokphand Enterprise	17,000	73,884
Chen Full International Co. Ltd.	1,000	1,434
Chenbro Micom Co. Ltd.	4,000	79,088
Cheng Loong Corp.	4,000	2,337
Cheng Mei Materials Technology Corp.(1)	6,000	2,754
Cheng Shin Rubber Industry Co. Ltd.	52,000	64,433
Cheng Uei Precision Industry Co. Ltd.	13,000	20,153
Chenming Electronic Technology Corp.	2,000	8,437
Chicony Electronics Co. Ltd.	46,000	206,660
Chicony Power Technology Co. Ltd.	11,000	37,577
Chien Kuo Construction Co. Ltd.	12,600	9,691
China Airlines Ltd.	137,000	94,619
China Container Terminal Corp.	1,000	887
China Glaze Co. Ltd.	1,000	660
China Man-Made Fiber Corp.(1)	43,000	9,302
China Metal Products	3,000	2,399
China Motor Corp.	2,000	3,785
China Petrochemical Development Corp.(1)	194,000	45,252
China Steel Corp.	560,000	367,240
China Wire & Cable Co. Ltd.	1,000	1,279
Chinese Maritime Transport Ltd.	9,000	15,796
Chin-Poon Industrial Co. Ltd.	27,000	35,731
Chipbond Technology Corp.	31,000	54,202
ChipMOS Technologies, Inc.	50,000	39,610
Chong Hong Construction Co. Ltd.	10,000	24,668
Chroma ATE, Inc.	5,000	94,712
Chun Yuan Steel Industry Co. Ltd.	39,000	26,532
Chung Hung Steel Corp.(1)	1,000	523
Chung-Hsin Electric & Machinery Manufacturing Corp.	30,000	167,434
Chunghwa Telecom Co. Ltd., ADR	6,958	302,743
Cleanaway Co. Ltd.	5,000	32,504
Clevo Co.	25,000	34,195
CMC Magnetics Corp.	37,000	10,819
Collins Co. Ltd.	1,000	489
Compal Electronics, Inc.	208,000	187,091
Compeq Manufacturing Co. Ltd.	60,000	158,076

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Compucase Enterprise	7,000	$25,241
Concord International Securities Co. Ltd.	5,225	2,430
Concord Securities Co. Ltd.	9,240	3,681
Continental Holdings Corp.	3,000	2,282
Contrel Technology Co. Ltd.	1,000	1,438
Coretronic Corp.	8,000	31,935
Creative Sensor, Inc.	5,400	10,618
Cryomax Cooling System Corp.	1,143	1,217
CSBC Corp. Taiwan(1)	1,000	672
CTBC Financial Holding Co. Ltd.	570,000	764,552
CTCI Corp.	6,601	6,660
Cub Elecparts, Inc.	4,000	14,206
CviLux Corp.	7,000	12,837
CyberPower Systems, Inc.	3,000	21,817
DA CIN Construction Co. Ltd.	8,000	15,519
Da-Li Development Co. Ltd.	12,170	16,828
Darfon Electronics Corp.	2,000	2,361
Darwin Precisions Corp.	3,000	1,098
Daxin Materials Corp.	3,000	37,207
De Licacy Industrial Co. Ltd.	21,924	7,866
Delta Electronics, Inc.	3,000	69,113
Depo Auto Parts Ind Co. Ltd.	5,000	23,460
DFI, Inc.	1,000	2,557
Dimerco Express Corp.	1,000	2,584
D-Link Corp.	17,000	10,035
Dynamic Holding Co. Ltd.	9,000	33,400
Dynapack International Technology Corp.	6,000	70,743
E Ink Holdings, Inc.	3,000	25,597
E.Sun Financial Holding Co. Ltd.	314,398	343,133
Eastech Holding Ltd.	1,000	3,647
Eclat Textile Co. Ltd.	4,000	52,137
Edimax Technology Co. Ltd.(1)	11,000	7,906
Edom Technology Co. Ltd.(1)	18,000	22,382
Elan Microelectronics Corp.	12,000	46,633
Elite Material Co. Ltd.	4,000	158,327
Elitegroup Computer Systems Co. Ltd.	1,000	631
eMemory Technology, Inc.	1,000	67,028
Ennostar, Inc.(1)	26,000	32,927
Eson Precision Ind Co. Ltd.	6,000	15,487
Eternal Materials Co. Ltd.	59,000	84,211
Eva Airways Corp.	124,000	157,040
Evergreen International Storage & Transport Corp.	39,000	43,436
Evergreen Marine Corp. Taiwan Ltd.	54,000	326,367
EVERGREEN Steel Corp.	5,000	14,580
Everlight Chemical Industrial Corp.	15,000	9,024
Everlight Electronics Co. Ltd.	17,000	37,823
Evertop Wire Cable Corp.	2,000	2,470
Far Eastern Department Stores Ltd.	68,000	46,270
Far Eastern International Bank(1)	99,961	44,035
Far Eastern New Century Corp.	189,000	170,287
Far EasTone Telecommunications Co. Ltd.	68,000	186,870
Farglory Land Development Co. Ltd.	6,000	12,039
Feedback Technology Corp.	1,000	3,836

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Feng Hsin Steel Co. Ltd.	35,000	$76,357
Feng TAY Enterprise Co. Ltd.	15,000	57,393
First Financial Holding Co. Ltd.	327,532	303,062
First Hi-Tec Enterprise Co. Ltd.	4,000	41,889
First Insurance Co. Ltd.	14,000	12,015
FIT Holding Co. Ltd.	7,000	8,215
Fitipower Integrated Technology, Inc.	3,000	17,332
FLEXium Interconnect, Inc.(1)	2,000	4,431
Flytech Technology Co. Ltd.	1,000	3,611
FocalTech Systems Co. Ltd.(1)	6,000	13,407
Forest Water Environment Engineering Co. Ltd.	1,032	1,244
Formosa Chemicals & Fibre Corp.	1,000	980
Formosa International Hotels Corp.	4,000	25,091
Formosa Plastics Corp.	244,000	309,858
Formosa Taffeta Co. Ltd.	30,000	15,408
Formosan Union Chemical Corp.	10,000	5,528
Fortune Electric Co. Ltd.	1,210	25,349
Foxconn Technology Co. Ltd.	43,000	99,109
Foxsemicon Integrated Technology, Inc.	2,000	18,809
Franbo Lines Corp.	20,000	13,438
FSP Technology, Inc.	8,000	14,798
Fu Hua Innovation Co. Ltd.	37,854	25,925
Fubon Financial Holding Co. Ltd.	238,200	650,820
Fulgent Sun International Holding Co. Ltd.	1,039	3,603
Fusheng Precision Co. Ltd.	3,000	25,958
Galaxy Software Services Corp.	3,150	15,074
Gallant Precision Machining Co. Ltd.	2,000	6,123
Gamania Digital Entertainment Co. Ltd.	1,000	1,959
Gemtek Technology Corp.	12,000	9,832
General Interface Solution GIS Holding Ltd.(1)	17,000	34,825
Genesys Logic, Inc.	3,000	12,694
Genius Electronic Optical Co. Ltd.	4,000	59,137
GeoVision, Inc.	890	1,521
Getac Holdings Corp.	10,000	49,859
Giant Manufacturing Co. Ltd.	7,000	23,957
Giantplus Technology Co. Ltd.	1,000	442
Gigabyte Technology Co. Ltd.	8,000	71,931
Gigastorage Corp.(1)	1,000	717
Global Brands Manufacture Ltd.	26,057	121,704
Global Lighting Technologies, Inc.	6,000	8,269
Global Mixed Mode Technology, Inc.	3,000	22,734
Global PMX Co. Ltd.	3,000	16,416
Global Unichip Corp.	2,000	86,252
Globaltek Fabrication Co. Ltd.	1,000	2,159
Globalwafers Co. Ltd.	5,000	60,479
Globe Union Industrial Corp.	4,000	1,317
Gloria Material Technology Corp.	4,000	4,992
GMI Technology, Inc.	2,000	2,891
Gold Circuit Electronics Ltd.	14,000	229,441
Goldsun Building Materials Co. Ltd.	22,000	26,756
Gordon Auto Body Parts	11,000	10,444
Gourmet Master Co. Ltd.	4,000	10,665
Grand Fortune Securities Co. Ltd.	3,000	1,121

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Grand Pacific Petrochemical(1)	31,000	$9,930
Grape King Bio Ltd.	7,000	29,473
Great Wall Enterprise Co. Ltd.	50,000	86,711
Greatek Electronics, Inc.	23,000	44,873
Hannstar Board Corp.	24,840	72,474
HannStar Display Corp.(1)	2,000	494
HannsTouch Holdings Co.(1)	31,000	6,655
Hanpin Electron Co. Ltd.	8,000	12,988
HD Renewable Energy Co. Ltd.	2,340	11,427
Highwealth Construction Corp.	36,300	49,506
Hiwin Technologies Corp.	3,000	20,788
Hiyes International Co. Ltd.	3,297	9,205
Ho Tung Chemical Corp.	10,000	2,571
Holdings-Key Electric Wire & Cable Co. Ltd.	1,000	1,551
Holy Stone Enterprise Co. Ltd.	5,000	13,938
Hon Hai Precision Industry Co. Ltd.	272,000	1,795,730
Hong Ho Precision Textile Co. Ltd.	1,000	659
Hong Pu Real Estate Development Co. Ltd.	1,000	900
Hong TAI Electric Industrial	2,000	2,464
Horizon Securities Co. Ltd.	1,000	361
Hotai Finance Co. Ltd.	4,000	9,025
Hotai Motor Co. Ltd.	5,000	89,677
Hsin Ba Ba Corp.	2,041	4,764
HTC Corp.(1)	49,000	112,184
Hu Lane Associate, Inc.	2,050	10,063
Hua Nan Financial Holdings Co. Ltd.	234,835	213,891
Huaku Development Co. Ltd.	1,155	3,771
Huang Hsiang Construction Corp.	7,888	10,411
Hung Sheng Construction Ltd.	17,000	11,910
Hwa Fong Rubber Industrial Co. Ltd.	2,000	1,064
Hwacom Systems, Inc.	2,000	1,468
Hwang Chang General Contractor Co. Ltd.	3,159	8,674
IBF Financial Holdings Co. Ltd.	5,270	2,665
Ichia Technologies, Inc.	8,000	15,875
I-Chiun Precision Industry Co. Ltd.	1,000	2,552
IEI Integration Corp.	9,000	20,607
In Win Development, Inc.	1,000	2,989
Infortrend Technology, Inc.	3,000	2,100
Innolux Corp.	414,720	189,365
Inpaq Technology Co. Ltd.	5,000	11,137
Integrated Service Technology, Inc.	3,000	12,857
International Games System Co. Ltd.	5,000	124,632
Inventec Corp.	22,000	29,425
Iron Force Industrial Co. Ltd.	1,000	4,055
ITE Technology, Inc.	11,000	47,953
ITEQ Corp.	19,000	84,382
ITH Corp.	8,000	11,403
Jarllytec Co. Ltd.(1)	1,000	4,066
Jetway Information Co. Ltd.	750	1,016
Jetwell Computer Co. Ltd.	2,240	14,201
Jiin Yeeh Ding Enterprise Co. Ltd.	5,000	11,214
Johnson Health Tech Co. Ltd.	4,000	18,729
JPC connectivity, Inc.	3,000	17,429

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
JPP Holding Co. Ltd.	4,000	$35,600
Kaimei Electronic Corp.	8,000	15,463
Kedge Construction Co. Ltd.	1,081	2,775
KEE TAI Properties Co. Ltd.	24,360	9,189
Kenda Rubber Industrial Co. Ltd.	6,000	4,031
Kerry TJ Logistics Co. Ltd.	2,000	2,237
Keystone Microtech Corp.	1,000	14,630
Kindom Development Co. Ltd.	28,600	32,879
King Yuan Electronics Co. Ltd.	74,000	374,430
King's Town Bank Co. Ltd.(1)	32,000	57,793
Kinik Co.	1,000	11,276
Kinpo Electronics	38,000	23,263
Kinsus Interconnect Technology Corp.	5,000	18,401
KS Terminals, Inc.	5,000	8,528
Kuang Hong Arts Management, Inc.	3,000	16,752
Kung Long Batteries Industrial Co. Ltd.	1,000	4,258
Kung Sing Engineering Corp.(1)	30,000	13,813
Kuo Toong International Co. Ltd.	2,000	3,623
Kuo Yang Construction Co. Ltd.(1)	2,000	1,227
L&K Engineering Co. Ltd.	15,000	171,659
Lanner Electronics, Inc.(1)	1,000	2,864
Largan Precision Co. Ltd.	1,000	78,179
Lemtech Holdings Co. Ltd.	3,150	8,095
Leo Systems, Inc.	1,000	1,016
Li Peng Enterprise Co. Ltd.(1)	2,000	375
Lien Hwa Industrial Holdings Corp.	1,134	1,835
Lingsen Precision Industries Ltd.(1)	1,000	604
Lion Travel Service Co. Ltd.	6,000	31,224
Lite-On Technology Corp.	5,000	21,152
Long Bon International Co. Ltd.(1)	5,000	2,488
Longchen Paper & Packaging Co. Ltd.(1)	3,000	978
Longwell Co.	1,000	3,623
Lotes Co. Ltd.	1,000	47,013
Lotus Pharmaceutical Co. Ltd.	4,000	25,221
Lumax International Corp. Ltd.	5,000	18,617
Lung Yen Life Service Corp.(1)	14,000	24,681
Macnica Anstek, Inc.(1)	6,000	14,443
Macnica Galaxy, Inc.	1,000	2,988
Macronix International Co. Ltd.(1)	20,000	13,084
Makalot Industrial Co. Ltd.	11,020	96,379
Marketech International Corp.	8,000	68,608
Materials Analysis Technology, Inc.	3,000	19,050
MediaTek, Inc.	41,000	1,821,876
Mega Financial Holding Co. Ltd.	297,180	388,550
Mercuries & Associates Holding Ltd.(1)	23,000	9,418
Mercuries Life Insurance Co. Ltd.(1)	70,000	12,703
Merida Industry Co. Ltd.	4,000	14,760
Merry Electronics Co. Ltd.	5,000	17,494
Micro-Star International Co. Ltd.	7,000	30,749
Mildef Crete, Inc.	5,000	19,098
MIN AIK Technology Co. Ltd.	16,000	10,844
Mirle Automation Corp.	6,000	13,939
Mitac Holdings Corp.	28,600	90,157

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
momo.com, Inc.	2,100	$17,312
Motech Industries, Inc.	10,000	5,810
MPI Corp.	1,000	44,954
MSSCORPS Co. Ltd.	2,000	11,291
My Humble House Hospitality Management Consulting	1,000	1,204
Namchow Holdings Co. Ltd.	10,000	12,938
Nan Pao Resins Chemical Co. Ltd.	1,000	13,248
Nan Ya Plastics Corp.	9,000	12,668
Nantex Industry Co. Ltd.	6,000	4,921
Nanya Technology Corp.(1)	45,000	68,700
Netronix, Inc.	3,000	11,938
Nexcom International Co. Ltd.	1,000	3,345
Nichidenbo Corp.	1,000	2,287
Nien Made Enterprise Co. Ltd.	11,000	154,841
Nova Technology Corp.	2,000	14,463
Novatek Microelectronics Corp.	6,000	85,035
O-Bank Co. Ltd.	81,000	23,806
Ocean Plastics Co. Ltd.	9,000	10,588
Optimax Technology Corp.	1,000	759
Orient Semiconductor Electronics Ltd.	18,000	26,003
Otsuka Information Technology Corp.	2,000	13,170
Pacific Construction Co.	3,000	968
Pan Jit International, Inc.	6,000	12,548
Pan-International Industrial Corp.	8,000	15,266
Pegatron Corp.	108,000	247,043
Pegavision Corp.	2,000	20,774
PharmaEngine, Inc.	9,000	19,734
PharmaEssentia Corp.	1,000	16,173
Phison Electronics Corp.	2,000	31,700
Phoenix Silicon International Corp.	8,000	41,791
Pixart Imaging, Inc.	5,000	31,998
Planet Technology Corp.	2,000	9,392
Podak Co. Ltd.	1,050	1,336
Pou Chen Corp.	76,000	71,448
Powerchip Semiconductor Manufacturing Corp.(1)	12,000	6,201
Powertech Technology, Inc.	59,000	227,671
Poya International Co. Ltd.	3,030	46,240
President Chain Store Corp.	23,000	191,099
President Securities Corp.	37,400	25,436
Primax Electronics Ltd.	36,000	97,352
Prince Housing & Development Corp.	7,000	2,097
Promate Electronic Co. Ltd.	17,999	30,250
Prosperity Dielectrics Co. Ltd.	1,000	1,340
Qisda Corp.	1,000	1,033
Quanta Computer, Inc.	57,000	485,377
Quanta Storage, Inc.	7,000	28,174
Radiant Opto-Electronics Corp.	14,000	65,446
Radium Life Tech Co. Ltd.(1)	39,000	14,112
Raydium Semiconductor Corp.	5,000	48,350
Realtek Semiconductor Corp.	15,000	260,611
Rechi Precision Co. Ltd.	17,000	13,489
Rich Development Co. Ltd.	8,240	2,326
Ritek Corp.(1)	15,000	5,331

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Ruentex Development Co. Ltd.	31,000	$30,482
Ruentex Engineering & Construction Co.	1,680	8,347
Ruentex Industries Ltd.	14,000	24,719
Run Long Construction Co. Ltd.	2,200	2,160
Sakura Development Co. Ltd.	24,000	38,357
San Fang Chemical Industry Co. Ltd.	9,000	9,167
San Far Property Ltd.	1,000	610
Sanyang Motor Co. Ltd.	21,000	44,613
Savior Lifetec Corp.	1,000	610
Scientech Corp.	1,000	12,598
SDI Corp.	1,000	2,887
Senao Networks, Inc.	2,000	11,216
Sercomm Corp.	15,000	51,458
Sesoda Corp.	20,000	20,701
Shanghai Commercial & Savings Bank Ltd.	101,000	135,175
ShenMao Technology, Inc.	1,000	4,224
Shih Her Technologies, Inc.	3,000	17,191
Shih Wei Navigation Co. Ltd.(1)	20,000	11,539
Shin Ruenn Development Co. Ltd.	12,000	26,543
Shin Zu Shing Co. Ltd.	1,000	8,557
Shining Building Business Co. Ltd.(1)	3,000	905
Shinkong Insurance Co. Ltd.	9,000	31,714
Shinkong Synthetic Fibers Corp.	30,000	14,549
Shiny Chemical Industrial Co. Ltd.	3,600	16,469
Shuttle, Inc.	1,000	624
Sigurd Microelectronics Corp.	41,000	112,805
Silicon Integrated Systems Corp.	10,650	19,371
Simplo Technology Co. Ltd.	12,000	154,374
Sinbon Electronics Co. Ltd.	3,000	22,711
Sincere Navigation Corp.	19,000	14,177
Singatron Enterprise Co. Ltd.	1,000	897
Sino-American Silicon Products, Inc.	13,000	43,689
Sinon Corp.	12,000	16,575
SinoPac Financial Holdings Co. Ltd.	348,199	265,726
Sirtec International Co. Ltd.	1,000	839
Siward Crystal Technology Co. Ltd.	1,000	714
Solar Applied Materials Technology Corp.	1,000	1,913
Speed Tech Corp.	9,000	12,710
Sporton International, Inc.	4,000	23,005
Sports Gear Co. Ltd.	5,000	16,995
St. Shine Optical Co. Ltd.	3,000	14,253
Standard Chemical & Pharmaceutical Co. Ltd.	1,000	1,837
Standard Foods Corp.	3,000	2,953
Stark Technology, Inc.	4,000	22,567
Starlux Airlines Co. Ltd.(1)	61,000	49,836
SunMax Biotechnology Co. Ltd.	1,000	13,335
Sunonwealth Electric Machine Industry Co. Ltd.	2,000	8,847
Sunplus Innovation Technology, Inc.	2,053	9,013
Sunplus Technology Co. Ltd.(1)	1,000	814
Sunrex Technology Corp.	8,000	10,916
Sunspring Metal Corp.	9,000	6,781
Sunty Development Co. Ltd.	3,000	1,335
Superalloy Industrial Co. Ltd.	14,000	22,505

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Supreme Electronics Co. Ltd.	17,000	$23,941
Swancor Holding Co. Ltd.	6,000	28,104
Symtek Automation Asia Co. Ltd.	1,000	6,719
Syncmold Enterprise Corp.	4,000	9,242
Synnex Technology International Corp.	54,000	115,843
Syscom Computer Engineering Co.	1,000	1,996
TA Chen Stainless Pipe	74,281	94,312
Ta Ya Electric Wire & Cable	1,065	1,472
Taichung Commercial Bank Co. Ltd.	169,190	117,663
TaiDoc Technology Corp.	1,000	4,639
Taiflex Scientific Co. Ltd.	7,045	13,034
Tainan Spinning Co. Ltd.	9,000	3,994
TaiSol Electronics Co. Ltd.	1,000	2,110
Taisun Enterprise Co. Ltd.	1,000	609
TAI-TECH Advanced Electronics Co. Ltd.	1,000	4,032
Taiwan Business Bank	431,065	212,317
Taiwan Cogeneration Corp.	1,000	1,529
Taiwan Cooperative Financial Holding Co. Ltd.	299,874	232,113
Taiwan Fertilizer Co. Ltd.(1)	7,000	12,186
Taiwan Fire & Marine Insurance Co. Ltd.	11,000	11,906
Taiwan FU Hsing Industrial Co. Ltd.	2,000	2,890
Taiwan Glass Industry Corp.(1)	3,000	3,447
Taiwan High Speed Rail Corp.	133,000	119,911
Taiwan Hon Chuan Enterprise Co. Ltd.	5,111	23,092
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	9,000	10,134
Taiwan Mobile Co. Ltd.	18,000	62,616
Taiwan Navigation Co. Ltd.	2,000	1,811
Taiwan Paiho Ltd.	13,000	22,731
Taiwan Sakura Corp.	5,000	14,161
Taiwan Secom Co. Ltd.	8,000	29,219
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	57,469	13,267,868
Taiwan Surface Mounting Technology Corp.	11,000	38,443
Taiwan Takisawa Technology Co. Ltd.	1,000	1,293
Taiwan Union Technology Corp.	6,000	71,610
Tatung Co. Ltd.	19,950	25,818
Tatung System Technologies, Inc.(1)	1,000	2,337
TBI Motion Technology Co. Ltd.(1)	8,000	12,082
TCC Group Holdings Co. Ltd.	94,000	68,852
TCI Co. Ltd.(1)	5,000	22,192
Team Group, Inc.(1)	7,000	16,996
Teco Electric & Machinery Co. Ltd.	34,000	75,392
Test Research, Inc.	5,000	34,916
Thinking Electronic Industrial Co. Ltd.	2,000	9,853
Thye Ming Industrial Co. Ltd.(1)	7,000	12,878
Tigerair Taiwan Co. Ltd.(1)	9,000	24,516
Ton Yi Industrial Corp.	57,000	34,114
Tong Yang Industry Co. Ltd.	20,000	66,079
Tong-Tai Machine & Tool Co. Ltd.(1)	12,000	15,112
Top Bright Holding Co. Ltd.	3,000	32,088
Topco Scientific Co. Ltd.	8,000	75,997
Topkey Corp.	5,000	30,940
Topoint Technology Co. Ltd.	9,000	26,455
TPK Holding Co. Ltd.	7,000	9,235

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Tripod Technology Corp.	31,000	$324,182
Trusval Technology Co. Ltd.	1,074	10,511
TS Financial Holding Co. Ltd.	1,108,310	587,594
TS Financial Holding Co. Ltd., Preference Shares(1)	137,841	41,033
TSEC Corp.(1)	19,000	9,573
TSRC Corp.	17,000	9,484
Ttet Union Corp.	2,000	9,742
TTY Biopharm Co. Ltd.	1,000	2,509
Tung Ho Steel Enterprise Corp.	39,000	80,873
Tung Thih Electronic Co. Ltd.	5,200	11,446
TXC Corp.	10,000	28,731
TYC Brother Industrial Co. Ltd.	8,000	10,759
Tyntek Corp.	13,000	8,071
UDE Corp.	5,000	17,758
U-Ming Marine Transport Corp.	24,000	44,039
Unic Technology Corp.	1,000	917
Unimicron Technology Corp.	11,000	51,335
Union Bank of Taiwan	50,814	27,533
Union Insurance Co. Ltd.	1,000	852
Uni-President Enterprises Corp.	129,000	325,666
Unitech Printed Circuit Board Corp.	31,000	30,953
United Integrated Services Co. Ltd.	2,000	80,004
United Microelectronics Corp.	330,000	434,175
Univacco Technology, Inc.	1,000	1,578
Universal Cement Corp.	4,080	3,934
Universal Vision Biotechnology Co. Ltd.	3,000	17,762
Utechzone Co. Ltd.	3,000	9,959
Vanguard International Semiconductor Corp.	70,921	210,570
Visco Vision, Inc.	2,000	13,348
Vizionfocus, Inc.	2,000	12,260
Voltronic Power Technology Corp.	1,000	32,132
Wah Lee Industrial Corp.	3,000	9,724
Walsin Lihwa Corp.	24,825	18,390
Walsin Technology Corp.	5,000	13,374
Walton Advanced Engineering, Inc.	3,000	1,352
Wan Hai Lines Ltd.	46,000	124,194
We & Win Development Co. Ltd.(1)	1,000	342
We&Win Diversification Co. Ltd.	9,000	6,242
Weikeng Industrial Co. Ltd.	1,000	917
Well Shin Technology Co. Ltd.	1,000	1,786
Wholetech System Hitech Ltd.	3,000	13,761
Win Semiconductors Corp.	14,000	42,073
Winbond Electronics Corp.(1)	140,000	89,432
Winstek Semiconductor Co. Ltd.	1,000	3,322
Wisdom Marine Lines Co. Ltd.	23,000	45,410
Wistron Corp.	101,000	370,437
Wiwynn Corp.	1,000	95,978
WNC Corp.	18,000	74,323
Wonderful Hi-Tech Co. Ltd.	2,000	3,255
Wowprime Corp.	6,000	43,017
WPG Holdings Ltd.	35,000	76,303
WT Microelectronics Co. Ltd.	7,000	27,993
WUS Printed Circuit Co. Ltd.	2,000	7,398

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
XinTec, Inc.	3,000	$13,321
Xxentria Technology Materials Corp.	1,090	1,465
Yageo Corp.	8,776	39,740
Yang Ming Marine Transport Corp.	114,000	214,340
Yankey Engineering Co. Ltd.	1,150	18,400
Yem Chio Co. Ltd.(1)	3,000	1,547
Yen Sun Technology Corp.	1,000	1,513
YFY, Inc.	44,000	35,871
Yieh Phui Enterprise Co. Ltd.(1)	38,040	18,687
Young Fast Optoelectronics Co. Ltd.	1,000	1,807
Youngtek Electronics Corp.	1,000	1,930
Yuanta Financial Holding Co. Ltd.	344,184	364,341
Yuanta Futures Co. Ltd.	1,000	2,821
Yulon Finance Corp.(1)	20,000	69,118
Yulon Motor Co. Ltd.	1,000	1,073
Yungshin Construction & Development Co. Ltd.	1,000	2,377
YungShin Global Holding Corp.	6,000	10,965
Zenitron Corp.	1,000	1,016
Zhen Ding Technology Holding Ltd.(2)	29,000	185,035
Zig Sheng Industrial Co. Ltd.(1)	1,000	297
Zippy Technology Corp.	1,000	1,830
		42,433,689
Thailand — 2.5%
Advanced Info Service PCL, NVDR	27,700	251,886
AEON Thana Sinsap Thailand PCL, NVDR	4,400	14,873
Airports of Thailand PCL, NVDR	34,000	37,859
Amata Corp. PCL, NVDR	64,600	31,520
AP Thailand PCL, NVDR	123,500	28,057
Asia Aviation PCL, NVDR(1)	147,200	5,594
Asian Sea Corp. PCL, NVDR	31,700	6,996
Asset World Corp. PCL, NVDR	119,600	8,213
B Grimm Power PCL, NVDR	6,500	2,554
Bangchak Corp. PCL, NVDR	85,900	85,595
Bangchak Sriracha PCL, NVDR	51,500	7,352
Bangkok Airways PCL, NVDR	38,400	16,037
Bangkok Chain Hospital PCL, NVDR	44,500	17,858
Bangkok Dusit Medical Services PCL, NVDR	202,800	129,641
Bangkok Expressway & Metro PCL, NVDR	388,500	63,646
Bangkok Life Assurance PCL, NVDR	23,300	12,591
Banpu PCL, NVDR	621,100	91,350
BCPG PCL, NVDR	98,200	25,945
BTS Group Holdings PCL, NVDR(1)	141,300	13,807
Bumrungrad Hospital PCL, NVDR	9,100	49,976
Cal-Comp Electronics Thailand PCL, NVDR	99,300	17,782
Carabao Group PCL, NVDR	18,000	28,479
Central Pattana PCL, NVDR	57,800	92,050
Central Plaza Hotel PCL, NVDR	13,900	12,350
Central Retail Corp. PCL, NVDR	55,500	36,542
CH Karnchang PCL, NVDR	91,100	40,775
Charoen Pokphand Foods PCL, NVDR	232,100	157,027
Chularat Hospital PCL, NVDR	238,800	11,645
CK Power PCL, NVDR	55,300	4,713
Com7 PCL, NVDR	84,800	66,866

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
CP ALL PCL, NVDR	55,300	$75,228
CP Axtra PCL, NVDR	6,439	3,565
Delta Electronics Thailand PCL, NVDR	44,300	205,050
Dohome PCL, NVDR	10,295	1,151
Electricity Generating PCL, NVDR	9,500	34,641
Erawan Group PCL, NVDR	112,000	8,305
GFPT PCL, NVDR	27,200	8,182
Global Power Synergy PCL, NVDR	37,200	48,418
Gulf Development PCL, NVDR(1)	44,249	64,194
Gunkul Engineering PCL, NVDR	289,800	16,125
Hana Microelectronics PCL, NVDR	75,200	56,198
Home Product Center PCL, NVDR	352,500	77,330
Ichitan Group PCL, NVDR	38,200	13,449
Indorama Ventures PCL, NVDR	52,800	35,335
IRPC PCL, NVDR	491,700	15,633
Jasmine International PCL, NVDR(1)	9,800	454
Jaymart Group Holdings PCL, NVDR	39,400	10,048
Karmarts PCL, NVDR	10,400	2,473
Kasikornbank PCL, NVDR	14,900	77,504
KCE Electronics PCL, NVDR	44,600	35,140
Kiatnakin Phatra Bank PCL, NVDR	4,600	8,447
Krung Thai Bank PCL, NVDR	112,900	85,862
Krungthai Card PCL, NVDR	23,500	19,815
Land & Houses PCL, NVDR	55,400	6,671
Major Cineplex Group PCL, NVDR	35,100	8,396
Malee Group PCL, NVDR	6,500	1,074
MBK PCL, NVDR	34,900	18,535
MC Group PCL, NVDR	17,400	5,647
Mega Lifesciences PCL, NVDR	23,300	20,117
Minor International PCL, NVDR	213,400	154,357
MK Restaurants Group PCL, NVDR	4,100	2,732
Muangthai Capital PCL, NVDR	39,800	45,837
Nex Point Parts PCL, NVDR(1)	558,900	13,269
Osotspa PCL, NVDR	38,100	19,332
Plan B Media PCL, NVDR	42,200	5,727
Praram 9 Hospital PCL, NVDR	17,500	12,214
Precious Shipping PCL, NVDR	69,200	13,541
PRG Corp. PCL, NVDR	2,000	477
Prima Marine PCL, NVDR	111,900	21,938
PTG Energy PCL, NVDR	149,500	35,767
PTT Exploration & Production PCL, NVDR	40,600	140,401
PTT Global Chemical PCL, NVDR	119,600	97,006
PTT Oil & Retail Business PCL, NVDR	69,300	28,504
PTT PCL, NVDR	242,900	232,574
Quality Houses PCL, NVDR	312,300	13,111
R&B Food Supply PCL, NVDR	6,600	839
Ratch Group PCL, NVDR	30,800	25,695
Regional Container Lines PCL, NVDR	46,600	39,569
Rojana Industrial Park PCL, NVDR	72,700	10,564
Sabina PCL, NVDR	1,900	910
Samart Corp. PCL, NVDR	77,500	15,456
Sansiri PCL, NVDR	516,500	22,968
Sappe PCL, NVDR	4,600	4,613

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
SCB X PCL, NVDR	9,700	$38,490
Siam Cement PCL, NVDR	16,200	107,835
Siam Global House PCL, NVDR	20,858	4,582
SiS Distribution Thailand PCL, NVDR	10,400	6,774
SISB PCL, NVDR	10,400	4,728
Somboon Advance Technology PCL, NVDR	10,400	4,145
Sri Trang Agro-Industry PCL, NVDR	40,900	15,301
Srisawad Corp. PCL, NVDR	34,060	26,371
Star Petroleum Refining PCL, NVDR	143,900	19,886
Stecon Group PCL, NVDR(1)	76,100	18,022
Supalai PCL, NVDR	74,500	35,232
Susco PCL, NVDR	20,600	1,604
SVI PCL, NVDR	97,600	17,633
Taokaenoi Food & Marketing PCL, Class R, NVDR	13,600	2,354
Thai Oil PCL, NVDR	51,200	50,643
Thai Union Group PCL, NVDR	143,300	54,495
Thaicom PCL, NVDR(1)	35,100	10,139
Thaifoods Group PCL, NVDR	97,800	15,262
Thanachart Capital PCL, NVDR	4,400	6,899
Thoresen Thai Agencies PCL, NVDR	154,600	20,241
TIDLOR Holdings PCL, NVDR	104,078	60,605
Tipco Asphalt PCL, NVDR	35,100	15,495
Tisco Financial Group PCL, NVDR	4,400	13,724
TMBThanachart Bank PCL, NVDR	594,000	34,882
TOA Paint Thailand PCL, NVDR	27,200	11,585
True Corp. PCL, NVDR(1)	279,872	98,688
TTW PCL, NVDR	6,500	1,826
VGI PCL, NVDR	222,500	14,446
WHA Corp. PCL, NVDR	84,700	9,416
Xspring Capital PCL, NVDR(1)	121,500	1,988
		4,013,258
Turkey — 1.5%
Afyon Cimento Sanayi TAS	5,028	1,727
AG Anadolu Grubu Holding AS	9,056	6,320
Agesa Hayat ve Emeklilik AS	598	2,471
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS(1)	36,841	30,624
Akbank TAS	94,106	156,222
Akcansa Cimento AS	316	1,043
Akenerji Elektrik Uretim AS(1)	10,986	2,974
Akfen Yenilenebilir Enerji AS(1)	31,683	14,096
Aksa Akrilik Kimya Sanayii AS	54,302	13,967
Aksa Enerji Uretim AS(1)	16,981	15,943
Aksigorta AS(1)	20,920	3,422
Alarko Holding AS	10,302	21,980
Albaraka Turk Katilim Bankasi AS	135,322	28,460
Alkim Alkali Kimya AS	876	368
Anadolu Anonim Turk Sigorta Sirketi	34,132	18,532
Anadolu Efes Biracilik Ve Malt Sanayii AS	49,902	20,533
Anadolu Hayat Emeklilik AS	6,379	13,794
Anel Elektrik Proje Taahhut ve Ticaret AS(1)	1,008	612
Aselsan Elektronik Sanayi Ve Ticaret AS	17,687	78,828
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	9,030	25,937
Aygaz AS	1,449	5,917

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Baticim Bati Anadolu Cimento Sanayii AS(1)	6,641	$649
BatiSoke Soke Cimento Sanayii TAS(1)	13,769	4,886
Bera Holding AS(1)	65,511	28,683
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS(1)	833	46
Besler Gida Ve Kimya Sanayi Ve Ticaret AS(1)	9,674	3,505
BIM Birlesik Magazalar AS	5,411	69,719
Biotrend Cevre VE Enerji Yatirimlari AS(1)	2,174	1,207
Bizim Toptan Satis Magazalari AS(1)	378	258
Bogazici Beton Sanayi Ve Ticaret AS	1,545	793
Bursa Cimento Fabrikasi AS	84,045	15,062
Cemas Dokum Sanayi AS(1)	3,242	533
Cemtas Celik Makina Sanayi Ve Ticaret AS	26,821	8,403
Cimbeton Hazirbeton ve Prefabrik Yapi Elemanlari Sanayi ve Ticaret AS(1)	7	415
Cimsa Cimento Sanayi VE Ticaret AS	2,219	2,612
Coca-Cola Icecek AS	21,188	25,400
CW Enerji Muhendislik Ticaret VE Sanayi AS(1)	937	438
Dogan Sirketler Grubu Holding AS(1)	72,193	33,786
Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	3,787	644
Dogus Otomotiv Servis ve Ticaret AS	5,244	24,117
EGE Endustri VE Ticaret AS	1	211
EGE Gubre Sanayii AS	9,374	25,923
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	4,393	6,815
Enerjisa Enerji AS	2,871	5,514
Enerya Enerji AS	184,036	49,279
Eregli Demir ve Celik Fabrikalari TAS	64,822	47,071
Escar Turizm Tasimacilik Ticaret AS	3,602	2,271
Esenboga Elektrik Uretim AS(1)	85,022	20,817
Europap Tezol Kagit Sanayi VE Ticaret AS	3,432	1,289
Europen Endustri Insaat Sanayi VE Ticaret AS(1)	141,297	30,402
Fenerbahce Futbol AS(1)	3,957	1,274
Ford Otomotiv Sanayi AS	6,425	17,461
Gelecek Varlik Yonetimi AS	660	1,167
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	1,044	4,558
Gezinomi Seyahat Turizm Ticaret AS(1)	2,125	14,952
Gipta Ofis Kirtasiye VE Promosyon Urunleri Imalat Sanayi AS	6,048	21,609
Girsim Elektrik Sanayi Taahut Ve Ticaret AS(1)	484	561
Goknur Gida Maddeleri Ithalat Ihracat Ticaret Ve Sanayi AS	4,531	2,670
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	669	5,625
Gozde Girisim Sermayesi Yatirim Ortakligi AS(1)	2,599	1,435
GSD Holding AS(1)	4,957	622
Gubre Fabrikalari TAS(1)	2,857	20,243
GUR-Sel Turizm Tasimacilik VE Servis Ticaret AS	446	3,630
Haci Omer Sabanci Holding AS	33,043	75,707
Hareket Proje Tasimaciligi Ve Yuk Muhendisligi AS(1)	5,861	11,614
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS(1)	6,529	1,294
Is Finansal Kiralama AS(1)	30,939	14,294
Is Yatirim Menkul Degerler AS	17,473	18,518
Isiklar Enerji ve Yapi Holding AS(1)	14,157	4,937
Jantsa Jant Sanayi Ve Ticaret AS	8,308	4,726
Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	1,120	1,005
Katilimevim Tasarruf Finansman AS	20,146	5,398
Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS(1)	44,294	3,339
Kervan Gida Sanayi Ve Ticaret AS	16,850	987

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
KOC Holding AS	15,106	$67,344
Kocaer Celik Sanayi Ve Ticaret AS	39,673	14,807
Konya Cimento Sanayii AS(1)	4	532
Kordsa Teknik Tekstil AS(1)	384	640
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	5,670	10,894
LDR Turizm AS	940	6,690
Logo Yazilim Sanayi Ve Ticaret AS	7,388	32,747
Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	4,034	2,012
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	21,327	23,175
Menderes Tekstil Sanayi ve Ticaret AS(1)	2,470	913
MIA Teknoloji AS(1)	2,425	2,455
MLP Saglik Hizmetleri AS(1)	1,613	14,026
Naturel Yenilenebilir Enerji Ticaret AS	2,150	531
Naturelgaz Sanayi ve Ticaret AS	2,887	733
NET Holding AS(1)	18,246	22,466
Nuh Cimento Sanayi AS	245	1,411
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	114,529	17,183
Orge Enerji Elektrik Taahhut AS(1)	926	1,837
Osmanli Yatirim Menkul Degerler AS	1,841	443
Oyak Cimento Fabrikalari AS(1)	20,842	12,392
Ozata Denizcilik Sanayi VE Ticaret AS(1)	2,912	15,989
Panelsan Cati Cephe Sistemleri Sanayi VE Ticaret AS(1)	396	394
Papilon Savunma-Guvenlik Sistemleri Bilisim Muhendislik Hizmetleri Ithalat	1,713	842
Pegasus Hava Tasimaciligi AS(1)	10,058	60,882
Petkim Petrokimya Holding AS(1)	19,012	9,244
Pinar Entegre Et ve Un Sanayi AS(1)	6,123	1,846
Pinar SUT Mamulleri Sanayii AS(1)	1,335	422
Platform Turizm Tasimacilik Gida Insaat Temizlik Hizmetleri Sanayi VE Ticaret AS	402	278
Polisan Holding AS	170,236	19,116
Ral Yatirim Holding AS(1)	10,502	33,407
Reysas Tasimacilik ve Lojistik Ticaret AS(1)	45,180	18,809
Sasa Polyester Sanayi AS(1)	107,780	12,289
Segmen Kardesler Gida Uretim Ve Ambalaj Sanayi AS/Turkey	16,135	9,537
Sekerbank Turk AS	95,460	18,662
Selcuk Ecza Deposu Ticaret ve Sanayi AS	5,280	11,115
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS(1)	1,501	1,128
Sok Marketler Ticaret AS	6,260	6,140
TAB Gida Sanayi Ve Ticaret AS, Class A	1,235	6,473
Tatlipinar Enerji Uretim AS(1)	16,043	22,516
TAV Havalimanlari Holding AS(1)	4,609	28,402
Tekfen Holding AS	15,040	38,199
Teknosa Ic Ve Dis Ticaret AS(1)	1,454	1,005
Tofas Turk Otomobil Fabrikasi AS	1,718	10,463
Tukas Gida Sanayi ve Ticaret AS(1)	35,464	3,027
Turcas Petrol AS	14,892	13,096
Turk Hava Yollari AO	14,467	117,840
Turkcell Iletisim Hizmetleri AS, ADR	14,696	86,412
Turkiye Is Bankasi AS, C Shares	223,989	81,996
Turkiye Petrol Rafinerileri AS	18,550	77,669
Turkiye Sigorta AS	69,476	16,888
Turkiye Sinai Kalkinma Bankasi AS(1)	83,208	29,360
Turkiye Sise ve Cam Fabrikalari AS	47,451	46,978
Turkiye Vakiflar Bankasi TAO, D Shares(1)	64,690	45,312

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Ulker Biskuvi Sanayi AS	9,002	$24,824
Usak Seramik Sanayii AS(1)	19,715	1,922
Vakif Finansal Kiralama AS(1)	22,807	1,520
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	2,918	4,473
Vestel Beyaz Esya Sanayi ve Ticaret AS	9,196	3,000
Vestel Elektronik Sanayi ve Ticaret AS(1)	6,190	6,368
Yapi ve Kredi Bankasi AS(1)	113,455	90,729
YEO Teknoloji Enerji VE Endustri AS(1)	2,598	2,405
Yigit Aku Malzemeleri Nakliyat Turizm Ins San Ve Tic AS(1)	10,555	7,324
Zorlu Enerji Elektrik Uretim AS(1)	90,911	8,399
		2,342,075
TOTAL COMMON STOCKS (Cost $149,823,088)		159,371,865
WARRANTS — 0.0%
Malaysia — 0.0%
Dagang NeXchange Bhd.(1)	11,266	160
NEXG Bhd.(1)	7,850	567
Supermax Corp. Bhd.(1)	3,204	121
Top Glove Corp. Bhd.(1)	2,755	101
VS Industry Bhd.(1)	3,600	17
YTL Corp. Bhd.(1)	5,220	1,574
YTL Power International Bhd.(1)	8,900	3,896
		6,436
Thailand — 0.0%
Jasmine International PCL, NVDR(1)	27,350	381
Northeast Rubber PCL, NVDR(1)	317	2
		383
TOTAL WARRANTS (Cost $—)		6,819
SHORT-TERM INVESTMENTS — 1.2%
Money Market Funds — 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	67,984	67,984
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,944,336	1,944,336
TOTAL SHORT-TERM INVESTMENTS (Cost $2,012,320)		2,012,320
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $151,835,408)		161,391,004
OTHER ASSETS AND LIABILITIES — (0.9)%		(1,485,391)
TOTAL NET ASSETS — 100.0%		$159,905,613

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	24.6%
Financials	23.4%
Industrials	11.5%
Materials	10.4%
Consumer Discretionary	7.9%
Consumer Staples	5.1%
Energy	5.0%
Communication Services	3.9%
Utilities	3.6%
Health Care	2.9%
Real Estate	1.4%
Short-Term Investments	1.2%
Other Assets and Liabilities	(0.9)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
BDR	–	Brazilian Depository Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,397,271. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,496,606, which includes securities collateral of $552,270.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$6,974,721	$5,933,642	—
Chile	375,281	1,122,362	—
Colombia	174,338	296,973	—
India	2,636,862	37,007,697	—
Indonesia	344,153	3,429,944	—
Mexico	1,457,547	3,901,983	—
Peru	811,920	—	—
Philippines	67,563	1,456,657	—
South Africa	1,514,482	8,049,583	—
South Korea	1,441,010	22,254,561	—
Taiwan	13,942,355	28,491,334	—
Turkey	86,412	2,255,663	—
Other Countries	—	15,344,822	—
Warrants	—	6,819	—
Short-Term Investments	2,012,320	—	—
	$31,838,964	$129,552,040	—

See Notes to Financial Statements.

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF
AUGUST 31, 2025

	Shares	Value
COMMON STOCKS — 99.9%
Brazil — 7.5%
Allos SA	27,300	$120,895
Alpargatas SA, Preference Shares	19,200	33,606
Alupar Investimento SA	3,200	17,576
Ambipar Participacoes e Empreendimentos SA(1)	26,000	65,649
Anima Holding SA	1,400	868
Armac Locacao Logistica E Servicos SA	3,100	2,281
Auren Energia SA	35,700	71,507
Automob Participacoes SA(1)	278	659
Azzas 2154 SA	13,992	89,265
Banco ABC Brasil SA, Preference Shares	6,502	26,335
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	19,300	40,829
Banco Pan SA, Preference Shares	9,600	13,705
Bemobi Mobile Tech SA	4,000	14,799
Blau Farmaceutica SA	400	957
BR Advisory Partners Participacoes SA	5,000	15,355
BrasilAgro - Co. Brasileira de Propriedades Agricolas	3,000	11,587
Braskem SA, Class A, ADR(1)(2)	2,082	7,245
Brava Energia(1)	32,886	121,612
C&A Modas SA	7,000	21,845
Camil Alimentos SA	6,000	5,400
Cia Brasileira de Aluminio(1)	21,700	14,008
Cia Brasileira de Distribuicao(1)	24,300	16,000
Cia de Ferro Ligas da Bahia FERBASA, Preference Shares	15,600	18,530
Cia de Saneamento de Minas Gerais Copasa MG	18,800	104,162
Cia De Sanena Do Parana	3,400	21,528
Cia De Sanena Do Parana, Preference Shares	83,900	103,369
Construtora Tenda SA	4,400	19,095
Cury Construtora e Incorporadora SA	16,600	105,567
CVC Brasil Operadora e Agencia de Viagens SA(1)	54,300	21,432
Cyrela Brazil Realty SA Empreendimentos e Participacoes	24,900	129,785
Desktop SA	400	626
Dexco SA	39,700	42,249
Direcional Engenharia SA	6,900	19,751
EcoRodovias Infraestrutura e Logistica SA	38,300	56,865
Empreendimentos Pague Menos SA	2,100	1,441
Even Construtora e Incorporadora SA	10,100	14,307
Ez Tec Empreendimentos e Participacoes SA	7,500	20,445
Fleury SA	18,900	51,661
Grendene SA	30,200	30,078
Grupo Multi SA(1)	5,800	1,113
Grupo SBF SA	9,100	19,033
Guararapes Confeccoes SA	800	1,387
Hidrovias do Brasil SA(1)	24,320	16,013
Hypera SA	9,700	43,653
Iguatemi SA	17,400	75,738
Iochpe Maxion SA	12,700	33,051
IRB-Brasil Resseguros SA(1)	5,300	46,677
Jalles Machado SA(1)	5,600	3,068
JHSF Participacoes SA	23,900	25,082

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
JSL SA	2,700	$2,794
Kepler Weber SA	13,300	19,453
Lavvi Empreendimentos Imobiliarios SA	7,800	18,688
LOG Commercial Properties e Participacoes SA	2,200	8,623
Log-in Logistica Intermodal SA(1)	400	1,773
Lojas Quero-Quero SA	13,000	6,186
Lojas Renner SA	62,100	186,122
M Dias Branco SA	3,300	17,943
Magazine Luiza SA	31,680	48,263
Mahle Metal Leve SA	5,300	27,253
Marcopolo SA	19,900	27,050
Marcopolo SA, Preference Shares	66,700	113,548
Marfrig Global Foods SA	34,100	157,108
Meliuz SA(1)	9,200	8,077
Metalurgica Gerdau SA, Preference Shares	53,000	92,181
Mills Locacao Servicos e Logistica SA	7,500	17,236
Minerva SA(1)	1,200	1,330
Moura Dubeux Engenharia SA	4,200	20,350
Movida Participacoes SA	18,800	24,480
MRV Engenharia e Participacoes SA(1)	36,900	51,724
Multiplan Empreendimentos Imobiliarios SA	24,200	124,262
Natura Cosmeticos SA(1)	12,500	20,726
Oceanpact Servicos Maritimos SA(1)	2,900	3,680
Odontoprev SA	25,600	61,901
Orizon Valorizacao de Residuos SA(1)	2,200	22,297
Pagseguro Digital Ltd., Class A	7,190	64,422
Patria Investments Ltd., Class A	4,347	58,858
PBG SA(1)	1,400	1,056
Pet Center Comercio e Participacoes SA	19,200	13,952
Petroreconcavo SA	9,200	21,923
Plano & Plano Desenvolvimento Imobiliario SA	3,700	9,800
Positivo Tecnologia SA	8,200	6,760
Priner Servicos Industriais SA	400	1,133
Qualicorp Consultoria e Corretora de Seguros SA	700	241
Randon SA Implementos e Participacoes, Preference Shares	6,800	8,441
Romi SA	315	458
Santos Brasil Participacoes SA	41,400	108,504
Sao Martinho SA	12,100	39,412
Schulz SA, Preference Shares	1,900	1,728
Ser Educacional SA	6,600	10,871
Serena Energia SA(1)	16,300	36,497
Simpar SA	31,900	30,654
SLC Agricola SA	10,600	34,429
Smartfit Escola de Ginastica e Danca SA	39,759	179,588
SYN prop e tech SA	1,900	2,327
Taurus Armas SA, Preference Shares	1,870	1,590
Tegma Gestao Logistica SA	1,300	8,732
Track & Field Co. SA, Preference Shares	5,600	16,557
Transmissora Alianca de Energia Eletrica SA	20,500	131,503
Tres Tentos Agroindustrial SA	8,000	21,543
Trisul SA	9,600	11,509
Tupy SA	6,400	17,104
Unipar Carbocloro SA, Class B Preference Shares	2,540	29,823

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares(1)	44,200	$35,463
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	5,400	20,876
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	47,700	38,446
Vittia Fertilizantes E Biologicos SA	550	505
Vivara Participacoes SA	7,900	42,342
Vulcabras SA	7,300	28,907
Wilson Sons SA	15,200	50,435
Wiz Co.	500	774
YDUQS Participacoes SA	25,500	62,176
Zamp SA(1)	1,900	1,227
		3,971,303
Chile — 0.6%
CAP SA(1)	5,947	31,893
Empresa Nacional de Telecomunicaciones SA	19,804	68,432
Engie Energia Chile SA	33,747	42,231
Parque Arauco SA	26,007	59,716
Ripley Corp. SA	57,492	27,472
SMU SA	304,666	52,073
Vina Concha y Toro SA	21,372	24,713
		306,530
China — 17.1%
361 Degrees International Ltd.	38,000	31,105
3SBio, Inc.(1)(2)	52,000	195,608
AAC Technologies Holdings, Inc.	34,000	189,630
Acotec Scientific Holdings Ltd.(1)	3,000	4,532
Agile Group Holdings Ltd.(1)	102,000	6,015
Agora, Inc., ADR(1)	261	900
AK Medical Holdings Ltd.	22,000	15,901
A-Living Smart City Services Co. Ltd.(2)	18,000	7,120
Alphamab Oncology(1)	25,000	29,772
Anhui Expressway Co. Ltd., H Shares	18,000	27,171
Anton Oilfield Services Group	114,000	19,528
AsiaInfo Technologies Ltd.(2)	18,400	24,447
Atour Lifestyle Holdings Ltd., ADR	1,595	62,077
Autohome, Inc., ADR	1,623	46,872
BAIC Motor Corp. Ltd., H Shares(1)	76,000	20,049
Bairong, Inc.(1)	4,500	7,135
Bank of Chongqing Co. Ltd., H Shares	29,000	27,823
BBMG Corp., H Shares	107,000	11,426
Beauty Farm Medical & Health Industry, Inc.	2,000	9,038
Beijing Capital International Airport Co. Ltd., H Shares(1)	86,000	32,666
Beijing Chunlizhengda Medical Instruments Co. Ltd., H Shares(2)	5,250	10,029
Beijing Enterprises Holdings Ltd.	16,500	68,708
Beijing Jingneng Clean Energy Co. Ltd., H Shares	76,000	23,241
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	5,000	5,890
Binjiang Service Group Co. Ltd.	4,000	12,718
BOE Varitronix Ltd.	14,000	10,956
Brii Biosciences Ltd.(1)	3,000	719
Brilliance China Automotive Holdings Ltd.(2)	162,000	82,984
C&D International Investment Group Ltd.(2)	35,406	84,442
CALB Group Co. Ltd.(1)	8,500	24,737
Canadian Solar, Inc.(1)(2)	2,271	22,210
Canggang Railway Ltd.(2)	16,000	2,748

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Cango, Inc., ADR(1)(2)	1,249	$5,958
Central China Securities Co. Ltd., Class H(2)	43,000	15,587
Cheerwin Group Ltd.	19,000	6,122
Chervon Holdings Ltd.	3,700	10,699
China BlueChemical Ltd., H Shares	68,000	21,322
China Chunlai Education Group Co. Ltd.	2,000	1,123
China Cinda Asset Management Co. Ltd., H Shares(2)	399,000	84,073
China Communications Services Corp. Ltd., H Shares	118,000	70,379
China Conch Environment Protection Holdings Ltd.(1)	10,500	946
China Conch Venture Holdings Ltd.	72,500	96,347
China Datang Corp. Renewable Power Co. Ltd., H Shares	111,000	34,121
China East Education Holdings Ltd.(1)	32,500	33,728
China Education Group Holdings Ltd.	48,061	17,649
China Everbright Environment Group Ltd.	177,000	99,815
China Feihe Ltd.	136,000	76,976
China Foods Ltd.	44,000	22,503
China Gas Holdings Ltd.	128,000	128,189
China Hanking Holdings Ltd.	37,000	13,448
China High Speed Transmission Equipment Group Co. Ltd.(1)	3,000	506
China Isotope & Radiation Corp.	3,000	6,472
China Kepei Education Group Ltd.(2)	14,000	2,810
China Lesso Group Holdings Ltd.	52,000	32,297
China Literature Ltd.(1)(2)	18,600	97,565
China Medical System Holdings Ltd.	66,000	110,832
China Meidong Auto Holdings Ltd.	28,000	7,700
China Modern Dairy Holdings Ltd.(2)	139,000	23,401
China National Building Material Co. Ltd., H Shares	179,082	130,124
China Nonferrous Mining Corp. Ltd.	67,000	89,719
China Oriental Group Co. Ltd.	14,000	3,000
China Power International Development Ltd.	213,000	85,629
China Resources Building Materials Technology Holdings Ltd.	126,000	30,053
China Resources Medical Holdings Co. Ltd.	44,000	20,635
China Resources Pharmaceutical Group Ltd.	50,500	31,680
China Risun Group Ltd.(2)	42,000	13,139
China Shineway Pharmaceutical Group Ltd.	14,000	15,547
China Taiping Insurance Holdings Co. Ltd.	69,000	144,164
China Tobacco International HK Co. Ltd.(2)	9,000	47,420
China Traditional Chinese Medicine Holdings Co. Ltd.	152,000	42,793
China Water Affairs Group Ltd.(2)	34,000	27,156
China XLX Fertiliser Ltd.	32,000	30,358
China Yongda Automobiles Services Holdings Ltd.(2)	67,500	18,865
China Youran Dairy Group Ltd.(1)(2)	70,000	35,060
Chongqing Machinery & Electric Co. Ltd., Class H	26,000	6,015
CIFI Holdings Group Co. Ltd.(1)	192,000	5,555
CIMC Enric Holdings Ltd.	28,000	25,981
CMGE Technology Group Ltd.(1)	50,000	3,066
COFCO Joycome Foods Ltd.(1)(2)	133,000	30,759
Concord New Energy Group Ltd.	220,000	11,167
Consun Pharmaceutical Group Ltd.	10,000	19,160
COSCO SHIPPING International Hong Kong Co. Ltd.	2,000	1,666
COSCO SHIPPING Ports Ltd.	13,066	9,487
Country Garden Services Holdings Co. Ltd.	102,000	85,385
Damai Entertainment Holdings Ltd.(1)(2)	60,000	8,992

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Daqo New Energy Corp., ADR(1)	1,185	$30,040
Digital China Holdings Ltd.(2)	28,000	11,628
Dingdang Health Technology Group Ltd.(1)	12,000	1,230
DingDong Cayman Ltd., ADR(1)	2,403	4,950
Dongfeng Motor Group Co. Ltd., Class H	80,000	91,908
Dongyue Group Ltd.	60,000	100,268
DouYu International Holdings Ltd., ADR	880	6,794
DPC Dash Ltd.(1)	3,600	41,128
Edianyun Ltd., Class H(1)	1,000	276
Essex Bio-technology Ltd.	17,000	11,352
Ever Sunshine Services Group Ltd.	26,000	6,515
Everest Medicines Ltd.(1)	14,000	114,592
Evergrande Property Services Group Ltd.(1)	251,500	28,834
Fenbi Ltd.(1)	34,000	13,702
FIH Mobile Ltd.(1)	1,900	3,741
FinVolution Group, ADR	402	3,317
First Tractor Co. Ltd., H Shares(2)	20,000	19,204
Fosun International Ltd.	116,500	79,356
Fu Shou Yuan International Group Ltd.(2)	68,000	29,119
Fufeng Group Ltd.	73,000	87,335
Gaotu Techedu, Inc., ADR(1)	2,130	8,307
GCL Technology Holdings Ltd.(1)(2)	1,056,000	169,949
GDS Holdings Ltd., Class A(1)(2)	45,000	194,984
Gemdale Properties & Investment Corp. Ltd.(1)(2)	244,000	8,040
Genscript Biotech Corp.(1)(2)	56,000	124,365
Goodbaby International Holdings Ltd.	44,000	8,270
Grand Pharmaceutical Group Ltd.(2)	56,500	68,400
Greentown China Holdings Ltd.	49,500	62,534
Greentown Management Holdings Co. Ltd.(2)	27,000	10,036
Guangzhou R&F Properties Co. Ltd., H Shares(1)(2)	68,800	6,585
Guoquan Food Shanghai Co. Ltd.	49,600	20,905
Gushengtang Holdings Ltd.	7,400	31,020
Haichang Ocean Park Holdings Ltd.(1)(2)	189,000	18,002
Hainan Meilan International Airport Co. Ltd., H Shares(1)(2)	9,000	12,065
Haitian International Holdings Ltd.	31,000	87,881
Harbin Electric Co. Ltd., H Shares	38,000	39,437
HBM Holdings Ltd.(1)	36,000	68,197
Hello Group, Inc., ADR	5,438	45,135
Hengan International Group Co. Ltd.	30,500	97,307
Hisense Home Appliances Group Co. Ltd., H Shares	11,000	34,118
Hopson Development Holdings Ltd.(1)	43,800	19,936
Huabao International Holdings Ltd.	5,000	2,711
HUYA, Inc., ADR	5,412	19,375
Hygeia Healthcare Holdings Co. Ltd.(1)(2)	17,600	33,885
iDreamSky Technology Holdings Ltd.(1)	21,200	3,130
Ingdan, Inc.(1)	31,000	10,225
Inkeverse Group Ltd.(1)	51,000	10,577
iQIYI, Inc., ADR(1)(2)	24,717	65,500
Jiayin Group, Inc., ADR	335	4,214
Jinke Smart Services Group Co. Ltd., H Shares(1)	9,100	7,505
JinkoSolar Holding Co. Ltd., ADR(2)	1,691	39,011
Jinxin Fertility Group Ltd.(1)(2)	99,000	36,827
Jiumaojiu International Holdings Ltd.(2)	29,000	9,025

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
JNBY Design Ltd.	8,500	$22,019
Kangji Medical Holdings Ltd.	15,500	17,256
Kinetic Development Group Ltd.(2)	120,000	18,538
Kingboard Holdings Ltd.	32,000	117,784
Kingboard Laminates Holdings Ltd.	44,000	75,018
Kingsoft Cloud Holdings Ltd.(1)(2)	126,508	125,933
KWG Group Holdings Ltd.(1)	20,500	636
Launch Tech Co. Ltd., Class H(2)	3,000	4,281
Lee & Man Paper Manufacturing Ltd.	53,000	20,090
Leoch International Technology Ltd.	19,000	4,577
LEPU ScienTech Medical Technology Shanghai Co. Ltd., Class H	3,000	8,591
LexinFintech Holdings Ltd., ADR	2,085	13,177
Li Ning Co. Ltd.	106,500	260,790
Lifetech Scientific Corp.(1)(2)	132,000	33,127
Lingbao Gold Group Co. Ltd., Class H(2)	24,000	44,430
Linklogis, Inc., Class B	45,500	15,230
Logan Group Co. Ltd.(1)	34,000	3,728
Lufax Holding Ltd., ADR(1)	13,573	39,905
Luye Pharma Group Ltd.(1)(2)	107,000	49,679
LVGEM China Real Estate Investment Co. Ltd.(1)	40,000	1,451
Maanshan Iron & Steel Co. Ltd., H Shares(1)	62,000	19,229
Maoyan Entertainment(2)	4,600	4,596
Medlive Technology Co. Ltd.(2)	4,000	7,249
MicroPort NeuroScientific Corp.(2)	10,096	16,968
Midea Real Estate Holding Ltd.(1)(2)	9,200	5,653
Ming Yuan Cloud Group Holdings Ltd.(1)	3,000	1,530
Minth Group Ltd.	38,000	161,435
MMG Ltd.(1)	199,200	133,090
Nayuki Holdings Ltd.(1)	33,500	6,374
NetDragon Websoft Holdings Ltd.	15,000	20,125
New Focus Auto Tech Holdings Ltd.(1)	104,000	712
Newborn Town, Inc.(1)	32,000	50,796
Nexteer Automotive Group Ltd.	42,000	37,133
Nine Dragons Paper Holdings Ltd.(1)(2)	79,000	57,443
Noah Holdings Ltd., ADR	1,336	16,633
Ocumension Therapeutics(1)	13,500	15,446
Onewo, Inc., Class H	49,300	159,571
Poly Property Group Co. Ltd.(2)	89,000	18,352
Precision Tsugami China Corp. Ltd.	6,000	21,687
Q Technology Group Co. Ltd.	23,000	47,640
Qfin Holdings, Inc., ADR	1,647	47,961
Radiance Holdings Group Co. Ltd.(1)(2)	29,000	10,132
Sany Heavy Equipment International Holdings Co. Ltd.	58,000	51,289
Scholar Education Group	6,000	1,867
Seazen Group Ltd.(1)(2)	104,000	33,305
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	94,000	71,031
Shanghai Conant Optical Co. Ltd., Class H	9,000	55,682
Shanghai Henlius Biotech, Inc., Class H(1)	4,200	41,987
Shanghai Industrial Holdings Ltd.	20,000	37,161
Shenzhen Expressway Corp. Ltd., H Shares(2)	28,000	25,725
Shenzhen International Holdings Ltd.	69,652	70,270
Shenzhen Pagoda Industrial Group Corp. Ltd., Class H	29,500	5,888
Shimao Services Holdings Ltd.(1)	7,000	678

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Shoucheng Holdings Ltd.(2)	104,000	$25,296
Shougang Fushan Resources Group Ltd.	54,933	19,436
Shui On Land Ltd.	129,000	12,601
Sichuan Expressway Co. Ltd., Class H(2)	30,000	18,519
Sihuan Pharmaceutical Holdings Group Ltd.(2)	151,000	28,390
Simcere Pharmaceutical Group Ltd.(2)	29,000	52,591
Sinopec Engineering Group Co. Ltd., H Shares	68,500	61,314
Skyworth Group Ltd.(1)	30,000	13,374
Sohu.com Ltd., ADR(1)	848	13,632
So-Young International, Inc., ADR	958	3,679
SSY Group Ltd.	54,000	19,722
Sun Art Retail Group Ltd.	91,000	23,754
Sunac China Holdings Ltd.(1)(2)	376,000	74,115
Sunac Services Holdings Ltd.	55,000	11,828
Sunshine Insurance Group Co. Ltd.	102,000	54,963
TCL Electronics Holdings Ltd.	49,000	67,870
Tiangong International Co. Ltd.(2)	62,000	19,979
Tianli International Holdings Ltd.(2)	62,000	30,243
Tianneng Power International Ltd.(2)	8,000	8,337
Tong Ren Tang Technologies Co. Ltd., H Shares	18,000	11,468
Tongdao Liepin Group	13,800	7,513
Topsports International Holdings Ltd.	111,000	46,171
Towngas Smart Energy Co. Ltd.	52,756	27,202
Tuhu Car, Inc.(1)	9,900	25,589
Uni-President China Holdings Ltd.	60,000	71,671
Up Fintech Holding Ltd., ADR(1)	4,702	58,775
Viva Biotech Holdings(1)	71,000	24,385
Wasion Holdings Ltd.	22,000	32,689
Weibo Corp., ADR(2)	2,423	27,768
Weilong Delicious Global Holdings Ltd.	19,200	33,588
WellCell Holdings Co. Ltd.(1)(2)	10,400	9,590
West China Cement Ltd.(2)	96,000	32,803
X Financial, ADR	135	2,052
XD, Inc.	15,600	162,816
Xiabuxiabu Catering Management China Holdings Co. Ltd.(1)	15,500	1,623
Xinte Energy Co. Ltd., H Shares(1)(2)	15,200	13,295
Xinyi Energy Holdings Ltd.	119,262	19,467
Xinyi Solar Holdings Ltd.(2)	154,000	67,062
XJ International Holdings Co. Ltd.(1)	92,000	2,365
Xtep International Holdings Ltd.	68,000	58,122
Xunlei Ltd., ADR(1)	1,513	10,939
XXF Group Holdings Ltd.(1)	37,500	33,742
Yatsen Holding Ltd., ADR(1)	905	8,453
Yeahka Ltd.(1)(2)	10,400	15,924
Yidu Tech, Inc.(1)	1,100	859
Yihai International Holding Ltd.(2)	25,000	44,141
Yuexiu Property Co. Ltd.	55,000	35,081
Yuexiu Transport Infrastructure Ltd.	34,000	18,711
Zengame Technology Holding Ltd.	4,000	1,329
Zhejiang Expressway Co. Ltd., H Shares	75,800	66,988
Zhihu, Inc., ADR(1)	1,209	5,803
ZhongAn Online P&C Insurance Co. Ltd., H Shares(1)(2)	48,200	122,897
Zhongsheng Group Holdings Ltd.	40,500	84,026

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Zhongyu Energy Holdings Ltd.(2)	42,000	$20,157
Zhou Hei Ya International Holdings Co. Ltd.(2)	45,500	14,315
Zhuguang Holdings Group Co. Ltd.(1)(2)	20,000	160
Zonqing Environmental Ltd.(1)(2)	6,000	3,651
		9,087,798
Colombia — 0.1%
Cementos Argos SA	10,944	27,188
Grupo Argos SA	3,916	16,845
Mineros SA	4,616	11,720
		55,753
Greece — 0.7%
Aegean Airlines SA	3,233	54,283
Aktor SA Holding Co. Technical & Energy Projects(1)	2,481	22,603
Alter Ego Media SA	715	4,857
GEK TERNA SA	3,510	92,012
Hellenic Exchanges - Athens Stock Exchange SA	1,725	14,088
Holding Co. ADMIE IPTO SA	4,209	16,802
Intracom Holdings SA(1)	4,346	18,277
LAMDA Development SA(1)	3,313	28,661
Optima bank SA	13,648	124,686
		376,269
Hong Kong — 0.0%
Jinchuan Group International Resources Co. Ltd.(1)(2)	22,000	1,355
Venus MedTech Hangzhou, Inc., H Shares(1)	1,000	474
		1,829
Hungary — 0.1%
Magyar Telekom Telecommunications PLC	9,754	55,413
Opus Global Nyrt	559	957
		56,370
India — 20.7%
63 Moons Technologies Ltd.	1,411	14,473
Aadhar Housing Finance Ltd.(1)	6,035	34,415
Aarti Drugs Ltd.	2,161	11,513
Aarti Industries Ltd.	10,413	44,379
Aarti Pharmalabs Ltd.	3,042	29,033
Aavas Financiers Ltd.(1)	2,614	45,058
Accelya Solutions India Ltd.	61	967
Acme Solar Holdings Ltd.	5,495	17,730
Action Construction Equipment Ltd.	1,430	17,057
ADF Foods Ltd.	2,174	5,084
Aditya Birla Real Estate Ltd.	985	19,562
Aditya Birla Sun Life Asset Management Co. Ltd.	2,017	19,101
Advanced Enzyme Technologies Ltd.	2,530	9,913
Advent Hotels International Pvt Ltd.(1)	960	2,859
Aegis Logistics Ltd.	6,326	48,248
Aeroflex Industries Ltd.	1,236	2,393
AGI Greenpac Ltd.	835	8,457
AGI Infra Ltd.	408	5,257
Ahluwalia Contracts India Ltd.	1,243	12,977
Ajmera Realty & Infra India Ltd.(1)	312	3,081
Akzo Nobel India Ltd.	383	14,817
Alembic Ltd.	4,513	5,196
Alembic Pharmaceuticals Ltd.	3,096	32,890

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Alivus Life Sciences Ltd.(1)	1,483	$15,892
Alkyl Amines Chemicals	991	22,529
Allcargo Logistics Ltd.	11,737	4,158
Allied Digital Services Ltd.(1)	1,514	2,815
Amara Raja Energy & Mobility Ltd.	5,446	61,232
Amber Enterprises India Ltd.(1)	1,105	91,009
Anand Rathi Wealth Ltd.	1,524	48,272
Anant Raj Ltd.	5,990	35,107
Andhra Paper Ltd.	1,165	1,026
Angel One Ltd.	694	17,396
Anup Engineering Ltd.	419	10,507
Anupam Rasayan India Ltd.	1,500	19,197
Apeejay Surrendra Park Hotels Ltd.(1)	3,626	6,209
Aptech Ltd.	500	736
Aptus Value Housing Finance India Ltd.	16,998	61,249
Archean Chemical Industries Ltd.	3,862	28,750
Arman Financial Services Ltd.(1)	449	6,918
Artemis Medicare Services Ltd.	812	2,019
Arvind Fashions Ltd.	4,562	26,872
Arvind Ltd.	9,183	29,278
Asahi India Glass Ltd.(1)	4,987	47,336
Ashapura Minechem Ltd.(1)	2,330	13,620
Ashoka Buildcon Ltd.(1)	3,417	6,699
ASK Automotive Ltd.	2,917	15,973
Associated Alcohols & Breweries Ltd.	676	8,015
Aster DM Healthcare Ltd.	5,612	38,253
AstraZeneca Pharma India Ltd.	151	14,502
Atul Auto Ltd.(1)	225	1,088
Atul Ltd.	863	61,425
AurionPro Solutions Ltd.	1,151	17,301
Avadh Sugar & Energy Ltd.	218	1,017
Avantel Ltd.	8,211	13,953
Avanti Feeds Ltd.	2,372	17,295
Bajaj Consumer Care Ltd.(1)	4,347	11,559
Bajaj Healthcare Ltd.	862	4,122
Bajaj Hindusthan Sugar Ltd.(1)	29,134	6,682
Balaji Amines Ltd.	644	10,649
Balmer Lawrie & Co. Ltd.	2,024	5,004
Balrampur Chini Mills Ltd.	8,332	50,680
Banco Products India Ltd.	2,984	19,516
BASF India Ltd.	670	34,976
Bata India Ltd.	2,778	34,583
BEML Ltd.	1,157	50,353
Bhansali Engineering Polymers Ltd.	4,528	5,322
Bharat Bijlee Ltd.(1)	143	4,822
Bharat Rasayan Ltd.	28	3,192
Bharat Wire Ropes Ltd.(1)	677	1,312
Bikaji Foods International Ltd.	3,880	34,778
Birla Corp. Ltd.(1)	1,816	25,780
Birlasoft Ltd.	6,680	27,862
BL Kashyap & Sons Ltd.(1)	2,006	1,587
Black Box Ltd.	1,665	8,531
Bliss Gvs Pharma Ltd.	5,011	8,844

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
BLS International Services Ltd.	4,869	$20,264
Blue Dart Express Ltd.	260	16,532
Blue Jet Healthcare Ltd.	1,149	8,712
Bluspring Enterprises Ltd.(1)	1,534	1,383
Bodal Chemicals Ltd.(1)	1,303	954
Bombay Burmah Trading Co.	877	17,453
Bombay Dyeing & Manufacturing Co. Ltd.	5,082	9,789
Camlin Fine Sciences Ltd.(1)	7,157	16,554
Campus Activewear Ltd.	5,167	15,496
Can Fin Homes Ltd.	4,661	37,968
Cantabil Retail India Ltd.	1,513	4,315
Capacit'e Infraprojects Ltd.(1)	2,168	6,930
Caplin Point Laboratories Ltd.	1,059	25,209
Capri Global Capital Ltd.	7,212	15,151
Carborundum Universal Ltd.	4,505	46,620
Care Ratings Ltd.	1,525	27,001
Cartrade Tech Ltd.(1)	2,135	58,076
Castrol India Ltd.	25,123	56,201
Ceat Ltd.	1,295	46,016
Centrum Capital Ltd.(1)	5,500	2,262
Century Plyboards India Ltd.	2,357	19,953
Cera Sanitaryware Ltd.	259	18,549
CESC Ltd.	19,563	33,770
Chalet Hotels Ltd.(1)	4,818	55,168
Chambal Fertilisers & Chemicals Ltd.	5,646	34,579
Chemplast Sanmar Ltd.(1)	2,207	10,696
Chennai Petroleum Corp. Ltd.	3,259	23,857
CIE Automotive India Ltd.	7,347	32,070
Cigniti Technologies Ltd.(1)	662	12,223
City Union Bank Ltd.	21,463	47,722
Clean Science & Technology Ltd.	1,474	19,642
CMS Info Systems Ltd.	9,733	45,282
Coffee Day Enterprises Ltd.(1)	3,833	2,180
Cohance Lifesciences Ltd.(1)	5,184	51,694
Computer Age Management Services Ltd.	2,930	123,200
Cosmo First Ltd.	934	10,485
Craftsman Automation Ltd.	521	40,865
CreditAccess Grameen Ltd.(1)	3,977	63,107
Crompton Greaves Consumer Electricals Ltd.	34,393	128,736
CSB Bank Ltd.(1)	2,768	11,385
Cyient Ltd.	4,338	57,486
Dalmia Bharat Sugar & Industries Ltd.	541	2,301
DAM Capital Advisors Ltd.	1,168	2,906
Datamatics Global Services Ltd.(1)	1,089	12,490
DCB Bank Ltd.	8,438	11,721
DCM Shriram Industries Ltd.	793	1,420
DCM Shriram Ltd.	1,533	21,559
DCW Ltd.(1)	6,185	5,097
Dcx Systems Ltd.(1)	2,409	7,164
Deccan Cements Ltd.	340	3,892
Deep Industries Ltd.	1,730	10,528
Deepak Fertilisers & Petrochemicals Corp. Ltd.	4,551	71,622
Delhivery Ltd.(1)	11,464	60,875

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Delta Corp. Ltd.	1,119	$1,077
Devyani International Ltd.(1)	22,351	44,195
Dhampur Sugar Mills Ltd.(1)	614	864
Dhani Services Ltd.(1)	9,783	6,831
Dhanuka Agritech Ltd.	828	15,015
Digitide Solutions Ltd.(1)	1,534	3,492
Dilip Buildcon Ltd.	1,244	6,565
Dishman Carbogen Amcis Ltd.(1)	2,818	8,461
D-Link India Ltd.	867	4,657
Dodla Dairy Ltd.	1,623	25,098
Dolat Algotech Ltd.	1,569	1,418
Dollar Industries Ltd.	373	1,492
Dreamfolks Services Ltd.	363	574
Dredging Corp. of India Ltd.(1)	175	1,167
Dwarikesh Sugar Industries Ltd.	1,622	725
E2E Networks Ltd.(1)	303	7,886
eClerx Services Ltd.	1,365	65,346
Edelweiss Financial Services Ltd.	32,541	39,531
EID Parry India Ltd.(1)	6,692	85,460
Elecon Engineering Co. Ltd.	3,906	24,479
Electronics Mart India Ltd.(1)	5,192	7,363
Electrosteel Castings Ltd.	10,342	11,438
Elgi Equipments Ltd.	9,446	50,553
Embassy Developments Ltd.(1)	46,984	49,900
Epack Durable Ltd.(1)	639	2,750
Epigral Ltd.	721	14,822
EPL Ltd.	8,407	21,418
Equitas Small Finance Bank Ltd.(1)	32,728	18,660
Ester Industries Ltd.(1)	967	1,194
Eveready Industries India Ltd.	1,324	6,331
Everest Kanto Cylinder Ltd.	896	1,393
Excel Industries Ltd.	204	2,855
FCS Software Solutions Ltd.(1)	23,160	628
FDC Ltd.	2,700	14,011
Fedbank Financial Services Ltd.(1)	6,354	9,779
Federal-Mogul Goetze India Ltd.(1)	854	5,135
FIEM Industries Ltd.	647	15,429
Filatex India Ltd.	5,605	3,299
Fine Organic Industries Ltd.	439	23,383
Fineotex Chemical Ltd.	1,331	3,599
Fino Payments Bank Ltd.(1)	1,117	3,563
Finolex Cables Ltd.	2,883	26,832
Finolex Industries Ltd.	15,214	36,604
Firstsource Solutions Ltd.	6,606	26,292
Five-Star Business Finance Ltd.	11,068	68,433
Foods & Inns Ltd.	614	609
Force Motors Ltd.(1)	247	54,567
Fusion Finance Ltd.(1)	2,430	4,701
G R Infraprojects Ltd.	606	8,592
Gabriel India Ltd.	4,440	58,061
Galaxy Surfactants Ltd.	232	5,952
Ganesh Benzoplast Ltd.(1)	1,241	1,302
Ganesh Housing Ltd.	816	7,951

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Ganesha Ecosphere Ltd.	491	$7,415
Garden Reach Shipbuilders & Engineers Ltd.	629	16,765
Garware Hi-Tech Films Ltd.	458	14,012
Garware Technical Fibres Ltd.	2,374	20,616
Gateway Distriparks Ltd.	15,461	11,287
Geojit Financial Services Ltd.	1,923	1,555
GHCL Ltd.	3,187	19,987
Globus Spirits Ltd.	900	12,291
GM Breweries Ltd.	180	1,379
GMM Pfaudler Ltd.	1,292	17,259
Godawari Power & Ispat Ltd.	13,747	36,276
Godrej Agrovet Ltd.	2,652	22,282
Gokaldas Exports Ltd.(1)	1,304	9,974
Gokul Agro Resources Ltd.(1)	1,588	5,877
Goldiam International Ltd.	2,149	8,862
Goodluck India Ltd.	783	10,570
Granules India Ltd.	6,436	35,939
Graphite India Ltd.	3,025	17,530
Great Eastern Shipping Co. Ltd.	5,491	57,730
Greaves Cotton Ltd.	2,225	5,006
Greenpanel Industries Ltd.	1,899	5,827
Grindwell Norton Ltd.	1,920	34,045
GRM Overseas Ltd.(1)	1,304	5,409
Gujarat Alkalies & Chemicals Ltd.	458	2,930
Gujarat Ambuja Exports Ltd.	6,032	7,077
Gujarat Industries Power Co. Ltd.	3,248	6,548
Gujarat Mineral Development Corp. Ltd.	4,495	20,612
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	4,605	27,289
Gujarat Pipavav Port Ltd.	8,904	15,057
Gujarat State Fertilizers & Chemicals Ltd.	12,590	28,203
Gujarat State Petronet Ltd.	15,008	49,331
Gulf Oil Lubricants India Ltd.	882	12,508
Happiest Minds Technologies Ltd.	1,538	9,854
Happy Forgings Ltd.	137	1,401
Hathway Cable & Datacom Ltd.(1)	25,866	4,287
HBL Engineering Ltd.	7,089	64,991
HealthCare Global Enterprises Ltd.(1)	2,407	18,369
HEG Ltd.	3,386	17,735
HeidelbergCement India Ltd.	2,149	5,011
Heritage Foods Ltd.	2,475	12,957
Heubach Colorants India Ltd.(1)	296	1,992
HFCL Ltd.	33,103	26,366
HG Infra Engineering Ltd.	983	10,827
Hikal Ltd.	1,877	5,425
Himatsingka Seide Ltd.	3,780	4,984
Hindustan Foods Ltd.(1)	759	4,519
Hindustan Oil Exploration Co. Ltd.(1)	4,988	9,429
Hi-Tech Gears Ltd.	215	1,544
HI-Tech Pipes Ltd.	1,926	1,881
HLV Ltd.(1)	8,296	1,098
Home First Finance Co. India Ltd.	4,474	61,850
Honasa Consumer Ltd.(1)	8,254	27,415
HPL Electric & Power Ltd.	1,239	6,530

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Hubtown Ltd.(1)	3,681	$14,728
IFCI Ltd.(1)	38,935	22,574
IIFL Capital Services Ltd.	7,173	24,117
IIFL Finance Ltd.(1)	18,239	88,399
Imagicaaworld Entertainment Ltd.(1)	3,532	2,275
Indegene Ltd.	4,207	25,874
India Cements Ltd.(1)	6,059	26,243
India Glycols Ltd.(1)	1,612	14,918
India Pesticides Ltd.	527	1,260
India Shelter Finance Corp. Ltd.	2,276	24,294
IndiaMart InterMesh Ltd.	1,510	44,485
Indian Energy Exchange Ltd.	26,048	41,309
Indian Metals & Ferro Alloys Ltd.	706	6,905
Indigo Paints Ltd.	921	11,504
Indo Count Industries Ltd.	3,825	10,035
Indo Tech Transformers Ltd.(1)	170	3,333
IndoStar Capital Finance Ltd.(1)	1,793	5,253
Indraprastha Medical Corp. Ltd.	2,325	11,564
Infibeam Avenues Ltd.(1)	56,938	10,098
Infibeam Avenues Ltd.(1)	14,287	1,569
Ingersoll Rand India Ltd.	240	10,369
Inox Green Energy Services Ltd.(1)	5,904	9,835
INOX India Ltd.	1,213	15,405
Insecticides India Ltd.(1)	261	2,445
Intellect Design Arena Ltd.	6,302	69,852
IOL Chemicals & Pharmaceuticals Ltd.	7,545	7,763
ION Exchange India Ltd.	3,433	16,261
IRCON International Ltd.	18,257	33,239
ISGEC Heavy Engineering Ltd.(1)	730	8,115
ITD Cementation India Ltd.	4,124	33,148
J Kumar Infraprojects Ltd.	1,830	12,823
Jai Balaji Industries Ltd.(1)	10,265	12,050
Jai Corp. Ltd.	936	1,272
Jain Irrigation Systems Ltd.(1)	13,970	7,871
Jaiprakash Power Ventures Ltd.(1)	179,435	37,418
Jammu & Kashmir Bank Ltd.	26,066	29,249
Jamna Auto Industries Ltd.	6,494	7,646
Jana Small Finance Bank Ltd.(1)	3,258	18,137
Jash Engineering Ltd.	1,690	9,942
JBM Auto Ltd.	2,195	14,813
JG Chemicals Ltd.	530	2,788
Jindal Drilling & Industries Ltd.	924	6,345
Jindal Poly Films Ltd.	362	2,467
Jindal Saw Ltd.	11,932	26,721
Jindal Worldwide Ltd.	5,494	2,318
JK Lakshmi Cement Ltd.	3,813	39,859
JK Paper Ltd.	3,944	16,765
JK Tyre & Industries Ltd.	6,546	23,821
JM Financial Ltd.	26,467	53,230
Johnson Controls-Hitachi Air Conditioning India Ltd.	198	3,885
JTL Industries Ltd.	5,295	4,287
Jubilant Ingrevia Ltd.	4,478	36,758
Jubilant Pharmova Ltd.	3,972	46,094

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Juniper Hotels Ltd.(1)	1,091	$3,485
Jupiter Life Line Hospitals Ltd.	600	9,590
Just Dial Ltd.(1)	1,164	10,671
Jyoti Structures Ltd.(1)	23,061	3,938
Kajaria Ceramics Ltd.	5,558	76,369
Kalpataru Projects International Ltd.	5,735	81,369
Kalyani Steels Ltd.	881	8,312
Kamdhenu Ltd.(1)	3,390	1,081
Karnataka Bank Ltd.	10,730	20,879
Karur Vysya Bank Ltd.	30,690	74,490
Kaveri Seed Co. Ltd.	1,427	18,869
KCP Ltd.	3,234	7,231
KDDL Ltd.(1)	299	8,094
Kellton Tech Solutions Ltd.(1)	6,435	1,872
Kfin Technologies Ltd.	5,289	61,345
Kiri Industries Ltd.(1)	2,028	12,204
Kirloskar Brothers Ltd.	1,174	25,836
Kirloskar Ferrous Industries Ltd.	2,031	12,648
Kirloskar Oil Engines Ltd.	3,939	40,236
Kirloskar Pneumatic Co. Ltd.	2,268	31,374
Kitex Garments Ltd.	1,581	3,201
KNR Constructions Ltd.	3,282	7,101
Kolte-Patil Developers Ltd.(1)	551	2,924
Kopran Ltd.	671	1,178
KRBL Ltd.	3,751	18,338
Krishna Institute of Medical Sciences Ltd.(1)	9,321	76,496
Krsnaa Diagnostics Ltd.	691	6,183
LA Opala RG Ltd.	827	2,273
Laxmi Organic Industries Ltd.	3,209	7,356
Lemon Tree Hotels Ltd.(1)	11,705	22,019
Likhitha Infrastructure Ltd.	504	1,412
Lincoln Pharmaceuticals Ltd.	377	2,303
LMW Ltd.	182	29,106
LT Foods Ltd.	8,875	42,449
Lumax Auto Technologies Ltd.	1,910	25,469
Lumax Industries Ltd.	159	7,580
LUX Industries Ltd.	112	1,620
Mahanagar Gas Ltd.	2,899	41,143
Maharashtra Scooters Ltd.	181	32,552
Maharashtra Seamless Ltd.	2,169	15,785
Mahindra Holidays & Resorts India Ltd.(1)	2,024	8,033
Mahindra Logistics Ltd.	837	3,012
Maithan Alloys Ltd.	453	5,352
Man Industries India Ltd.(1)	777	3,370
Man Infraconstruction Ltd.	5,301	9,475
Manali Petrochemicals Ltd.	1,877	1,372
Manappuram Finance Ltd.	28,021	83,047
Mangalam Cement Ltd.	1,278	10,221
Mangalore Chemicals & Fertilizers Ltd.	3,609	14,134
Marksans Pharma Ltd.	11,289	21,594
MAS Financial Services Ltd.	1,269	4,463
Mayur Uniquoters Ltd.	478	2,837
Medi Assist Healthcare Services Ltd.	2,981	17,100

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Medplus Health Services Ltd.(1)	3,044	$29,060
Meghmani Organics Ltd.(1)	7,778	7,230
Metropolis Healthcare Ltd.(1)	1,580	39,235
Minda Corp. Ltd.	4,257	24,107
Mishra Dhatu Nigam Ltd.	3,006	12,327
MM Forgings Ltd.	564	2,020
MMTC Ltd.(1)	2,796	1,932
MOIL Ltd.	3,859	14,473
Mold-Tek Packaging Ltd.	705	6,268
Morepen Laboratories Ltd.	17,326	9,167
MPS Ltd.	402	9,807
Mrs Bectors Food Specialities Ltd.	1,901	29,717
MSP Steel & Power Ltd.(1)	7,229	2,551
Muthoot Microfin Ltd.(1)	1,664	2,876
Natco Pharma Ltd.	3,482	34,045
National Fertilizers Ltd.	4,510	4,927
Nava Ltd.	10,034	78,217
Navin Fluorine International Ltd.	811	43,087
NCC Ltd.	22,051	51,180
NDR Auto Components Ltd.	389	4,431
Nectar Lifesciences Ltd.(1)	2,214	358
NELCO Ltd.	721	6,581
NESCO Ltd.	1,296	20,639
Netweb Technologies India Ltd.	489	12,233
Network18 Media & Investments Ltd.(1)	32,502	19,476
Neuland Laboratories Ltd.	398	60,717
Newgen Software Technologies Ltd.	3,491	34,946
NIIT Learning Systems Ltd.	2,891	10,757
NIIT Ltd.	1,763	2,145
NOCIL Ltd.	2,999	6,021
Northern Arc Capital Ltd.(1)	4,581	12,276
Nuvama Wealth Management Ltd.	248	17,952
Nuvoco Vistas Corp. Ltd.(1)	5,737	29,666
Onesource Specialty Pharma Ltd.(1)	1,049	22,489
OnMobile Global Ltd.(1)	1,009	580
Orient Cement Ltd.	1,493	3,674
Orient Electric Ltd.	3,669	8,942
Orient Green Power Co. Ltd.(1)	24,687	3,814
Orient Paper & Industries Ltd.(1)	2,555	798
Oriental Hotels Ltd.	1,543	2,401
Paisalo Digital Ltd.	21,963	7,496
Pakka Ltd.(1)	870	1,439
Panacea Biotec Ltd.(1)	731	3,541
Panama Petrochem Ltd.	688	2,303
Paradeep Phosphates Ltd.	28,574	70,427
Parag Milk Foods Ltd.	4,303	11,074
Paramount Communications Ltd.(1)	2,276	1,164
Patel Engineering Ltd.(1)	20,302	8,537
PC Jeweller Ltd.(1)	80,399	11,967
PCBL Chemical Ltd.	5,390	22,710
Pearl Global Industries Ltd.	901	12,641
Pennar Industries Ltd.(1)	4,290	11,644
Piramal Pharma Ltd.	23,032	47,896

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Pitti Engineering Ltd.	354	$3,731
PIX Transmissions Ltd.	257	4,025
PNB Gilts Ltd.	1,887	2,063
PNB Housing Finance Ltd.	13,183	112,667
PNC Infratech Ltd.	4,791	16,535
Pokarna Ltd.	506	5,072
Poly Medicure Ltd.	1,482	35,061
Polyplex Corp. Ltd.	796	9,131
Pondy Oxides & Chemicals Ltd.	866	10,329
Power Mech Projects Ltd.	579	19,733
Prakash Industries Ltd.	4,574	8,130
Prataap Snacks Ltd.	506	5,231
Premier Explosives Ltd.	1,708	9,728
Pricol Ltd.(1)	3,503	18,261
Prince Pipes & Fittings Ltd.	1,157	4,182
Prism Johnson Ltd.(1)	2,745	4,549
Privi Speciality Chemicals Ltd.	509	12,764
Procter & Gamble Health Ltd.	465	33,585
Protean eGov Technologies Ltd.	731	7,189
Prudent Corporate Advisory Services Ltd.	929	29,547
PSP Projects Ltd.(1)	828	6,442
PTC India Ltd.	13,848	27,504
Puravankara Ltd.(1)	1,562	5,092
PVR Inox Ltd.(1)	3,190	40,510
Quess Corp. Ltd.	1,534	4,664
Quick Heal Technologies Ltd.(1)	470	1,542
R Systems International Ltd.	1,819	9,518
Railtel Corp. of India Ltd.	5,603	20,851
Rain Industries Ltd.	7,247	11,170
Rainbow Children's Medicare Ltd.	3,182	54,183
Rajesh Exports Ltd.(1)	4,249	8,441
Rallis India Ltd.	5,797	22,884
Ram Ratna Wires Ltd.	391	3,169
Rama Steel Tubes Ltd.(1)	41,114	4,616
Ramco Cements Ltd.	2,454	29,141
Ramkrishna Forgings Ltd.	3,917	25,179
Ramky Infrastructure Ltd.(1)	507	3,137
Rashtriya Chemicals & Fertilizers Ltd.	6,659	11,249
RattanIndia Power Ltd.(1)	148,916	20,772
Raymond Lifestyle Ltd.(1)	924	11,606
Raymond Ltd.(1)	1,155	7,861
Raymond Realty Ltd.(1)	1,155	7,942
RBL Bank Ltd.(1)	31,571	93,540
Redington Ltd.	39,540	108,026
Redtape Ltd.	3,568	4,946
Refex Industries Ltd.	1,353	5,639
Relaxo Footwears Ltd.	2,127	11,537
Reliance Industrial Infrastructure Ltd.	650	6,488
Reliance Infrastructure Ltd.(1)	15,134	45,595
Reliance Power Ltd.(1)	163,353	81,495
Religare Enterprises Ltd.(1)	4,703	12,664
Repco Home Finance Ltd.	2,185	8,593
Restaurant Brands Asia Ltd.(1)	26,092	23,644

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Rico Auto Industries Ltd.	1,835	$1,866
RITES Ltd.	6,666	18,453
Rossari Biotech Ltd.	1,042	7,305
Roto Pumps Ltd.	1,242	1,182
Route Mobile Ltd.	445	4,282
RPG Life Sciences Ltd.	266	7,001
RR Kabel Ltd.	1,858	24,623
Rupa & Co. Ltd.	419	899
Saksoft Ltd.	1,704	4,101
Salzer Electronics Ltd.	381	3,457
SAMHI Hotels Ltd.(1)	8,319	19,966
Sammaan Capital Ltd.	28,167	39,579
Sandhar Technologies Ltd.	522	2,568
Sandur Manganese & Iron Ores Ltd.	1,957	9,585
Sanghi Industries Ltd.(1)	1,482	1,056
Sanghvi Movers Ltd.(1)	1,386	5,130
Sanofi Consumer Healthcare India Ltd.	68	4,001
Sanofi India Ltd.	443	25,830
Sansera Engineering Ltd.	2,502	36,039
Sapphire Foods India Ltd.(1)	13,397	49,724
Sarda Energy & Minerals Ltd.	5,572	37,795
Satia Industries Ltd.	661	612
Satin Creditcare Network Ltd.(1)	1,324	2,030
Savita Oil Technologies Ltd.	484	2,243
SBFC Finance Ltd.(1)	23,214	27,819
Schneider Electric Infrastructure Ltd.(1)	2,263	22,015
Selan Exploration Technology Ltd.(1)	379	2,261
SEPC Ltd.(1)	6,775	863
SH Kelkar & Co. Ltd.	2,723	7,696
Shaily Engineering Plastics Ltd.	997	25,239
Shalby Ltd.	515	1,133
Shalimar Paints Ltd.(1)	1,215	990
Shankara Building Products Ltd.	613	6,427
Sharda Cropchem Ltd.	1,519	16,346
Sharda Motor Industries Ltd.	1,032	11,944
Share India Securities Ltd.	2,494	4,116
Sheela Foam Ltd.(1)	1,620	12,723
Shilpa Medicare Ltd.(1)	2,538	24,374
Shipping Corp. of India Ltd.	6,114	14,654
Shivalik Bimetal Controls Ltd.	866	4,787
Shivalik Rasayan Ltd.	318	1,652
Shree Digvijay Cement Co. Ltd.	1,275	1,406
Shriram Pistons & Rings Ltd.	822	23,384
Shriram Properties Ltd.(1)	5,439	5,291
Sigachi Industries Ltd.(1)	5,297	1,862
Sindhu Trade Links Ltd.(1)	12,323	3,278
Sirca Paints India Ltd.(1)	984	5,159
SJS Enterprises Ltd.	1,319	19,373
Skipper Ltd.	587	3,411
SMS Pharmaceuticals Ltd.	819	2,202
Snowman Logistics Ltd.(1)	1,961	1,123
Sobha Ltd.	2,159	35,063
Solara Active Pharma Sciences Ltd.(1)	760	5,285

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
SOM Distilleries & Breweries Ltd.(1)	8,249	$12,838
Somany Ceramics Ltd.(1)	386	2,003
Sonata Software Ltd.	5,261	20,944
South Indian Bank Ltd.	74,245	24,661
Southern Petrochemical Industries Corp. Ltd.	5,821	7,127
Spandana Sphoorty Financial Ltd.(1)	486	1,342
Spandana Sphoorty Financial Ltd.(1)	118	150
Star Cement Ltd.	5,261	17,018
Steel Strips Wheels Ltd.	2,693	6,606
Sterlite Technologies Ltd.(1)	16,139	20,981
STL Networks Ltd.(1)	13,510	3,441
Stove Kraft Ltd.	54	391
Strides Pharma Science Ltd.	2,992	29,298
Stylam Industries Ltd.(1)	307	5,872
Subros Ltd.	1,139	11,274
Sudarshan Chemical Industries Ltd.(1)	2,608	44,178
Sula Vineyards Ltd.	1,549	4,384
Sundaram Finance Holdings Ltd.	5,861	31,125
Sundram Fasteners Ltd.	6,443	74,484
Sundrop Brands Ltd.	157	1,427
Sunflag Iron & Steel Co. Ltd.(1)	1,837	5,538
Sunteck Realty Ltd.	2,987	12,887
Suprajit Engineering Ltd.	3,528	18,089
Supreme Petrochem Ltd.	2,011	17,427
Supriya Lifescience Ltd.	1,168	8,642
Surya Roshni Ltd.	4,193	13,503
Swan Energy Ltd.	4,941	24,917
Swaraj Engines Ltd.	300	13,648
Swelect Energy Systems Ltd.	195	1,568
Symphony Ltd.	942	9,965
TAJGVK Hotels & Resorts Ltd.(1)	483	2,240
Talbros Automotive Components Ltd.	756	2,227
Tamil Nadu Newsprint & Papers Ltd.	904	1,667
Tamilnad Mercantile Bank Ltd.	1,794	8,613
Tamilnadu Petroproducts Ltd.	2,804	3,363
Tanla Platforms Ltd.	3,658	25,621
TARC Ltd.(1)	3,059	5,333
Tasty Bite Eatables Ltd.	18	1,945
Tatva Chintan Pharma Chem Pvt Ltd.	472	5,562
Tbo Tek Ltd.(1)	1,398	20,735
TCI Express Ltd.	183	1,417
TCPL Packaging Ltd.	221	8,385
TD Power Systems Ltd.	4,741	27,024
TeamLease Services Ltd.(1)	304	6,145
Techno Electric & Engineering Co. Ltd.	3,257	55,888
Tega Industries Ltd.(1)	875	18,329
Texmaco Infrastructure & Holdings Ltd.	1,238	1,316
Texmaco Rail & Engineering Ltd.	10,886	16,900
Thanga Mayil Jewellery Ltd.	574	14,685
Thirumalai Chemicals Ltd.(1)	2,565	8,460
Thomas Cook India Ltd.	9,417	18,979
Thyrocare Technologies Ltd.	1,162	16,686
Time Technoplast Ltd.	5,813	30,101

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Tips Music Ltd.	2,152	$14,199
Titagarh Rail System Ltd.(1)	1,585	14,832
Tourism Finance Corp. of India Ltd.	5,108	17,431
Transrail Lighting Ltd.(1)	1,462	12,303
Trident Ltd.	70,492	21,898
Triveni Engineering & Industries Ltd.	4,030	16,075
Triveni Turbine Ltd.	5,375	31,661
TTK Prestige Ltd.	1,731	12,895
TVS Supply Chain Solutions Ltd.(1)	5,275	7,335
Uflex Ltd.	1,474	8,625
Ugro Capital Ltd.(1)	2,651	5,253
Ujjivan Small Finance Bank Ltd.(1)	56,845	27,509
Updater Services Ltd.(1)	643	1,774
Usha Martin Ltd.	7,835	33,945
UTI Asset Management Co. Ltd.	2,983	43,619
Utkarsh Small Finance Bank Ltd.(1)	9,213	2,177
Uttam Sugar Mills Ltd.	242	739
VA Tech Wabag Ltd.	1,401	23,165
Vadilal Industries Ltd.	151	8,708
Vaibhav Global Ltd.	2,732	6,333
Valor Estate Ltd.(1)	9,594	18,415
Vardhman Textiles Ltd.	5,454	26,277
Varroc Engineering Ltd.	1,868	11,321
Vascon Engineers Ltd.(1)	2,415	1,343
Vedant Fashions Ltd.	1,498	12,600
Veedol Corporation Ltd.	161	3,018
Venky's India Ltd.	211	3,509
V-Guard Industries Ltd.	10,903	44,933
Vijaya Diagnostic Centre Ltd.	2,583	29,523
Vimta Labs Ltd.	886	6,674
Vinati Organics Ltd.	1,577	30,591
VIP Industries Ltd.(1)	3,594	17,095
Visaka Industries Ltd.	1,013	939
Vishnu Chemicals Ltd.	1,063	5,928
V-Mart Retail Ltd.(1)	1,982	16,699
Voltamp Transformers Ltd.	328	29,064
VRL Logistics Ltd.	1,540	4,610
VST Tillers Tractors Ltd.	129	7,728
Waaree Renewable Technologies Ltd.	830	9,644
Welspun Corp. Ltd.	2,578	24,682
Welspun Enterprises Ltd.	1,702	9,025
Welspun Living Ltd.	9,943	12,343
West Coast Paper Mills Ltd.	1,011	5,720
Westlife Foodworld Ltd.	3,464	28,203
Whirlpool of India Ltd.	2,363	34,902
Windlas Biotech Ltd.	468	5,303
Wockhardt Ltd.(1)	2,635	42,705
Wonderla Holidays Ltd.	479	3,329
Xchanging Solutions Ltd.	783	762
Yatharth Hospital & Trauma Care Services Ltd., Class C(1)	488	3,846
Zee Entertainment Enterprises Ltd.	50,458	66,337
Zen Technologies Ltd.	886	14,684
Zensar Technologies Ltd.	6,384	55,570

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Zuari Agro Chemicals Ltd.(1)	394	$1,617
Zuari Industries Ltd.	535	1,870
		11,038,087
Indonesia — 2.1%
ABM Investama Tbk. PT	49,500	8,856
Adhi Karya Persero Tbk. PT(1)	219,100	3,587
AKR Corporindo Tbk. PT	571,400	41,391
Aspirasi Hidup Indonesia Tbk. PT	631,700	17,484
Astrindo Nusantara Infrastructure Tbk. PT(1)	1,507,700	7,775
Asuransi Tugu Pratama Indonesia Tbk. PT	122,600	7,215
Bank BTPN Syariah Tbk. PT	184,500	16,681
Bank Tabungan Negara Persero Tbk. PT	427,200	33,637
BFI Finance Indonesia Tbk. PT	731,700	33,714
Blue Bird Tbk. PT	38,500	4,203
Bukalapak.com Tbk. PT(1)	3,748,000	39,540
Buma Internasional Grup Tbk. PT(1)	463,000	9,821
Bumi Resources Minerals Tbk. PT(1)	2,427,700	69,551
Bumi Serpong Damai Tbk. PT(1)	396,300	26,066
Ciputra Development Tbk. PT	730,900	45,017
Dharma Satya Nusantara Tbk. PT	408,100	40,216
Elnusa Tbk. PT	310,300	9,244
Energi Mega Persada Tbk. PT(1)	991,200	33,284
ESSA Industries Indonesia Tbk. PT	736,100	25,201
Gajah Tunggal Tbk. PT	189,400	11,585
Global Mediacom Tbk. PT(1)	567,700	4,889
Harum Energy Tbk. PT(1)	220,300	12,241
Hillcon Tbk. PT(1)	85,800	1,082
Indika Energy Tbk. PT	146,600	11,801
Indo Tambangraya Megah Tbk. PT	26,000	34,865
Indocement Tunggal Prakarsa Tbk. PT	1,900	807
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	653,600	20,612
Japfa Comfeed Indonesia Tbk. PT	434,000	43,132
Jasa Marga Persero Tbk. PT	82,500	16,810
Kawasan Industri Jababeka Tbk. PT	1,212,600	15,292
Map Aktif Adiperkasa PT	933,900	35,589
Mark Dynamics Indonesia Tbk. PT	45,000	1,745
Matahari Department Store Tbk. PT	38,400	3,702
Media Nusantara Citra Tbk. PT(1)	503,000	7,745
Medikaloka Hermina Tbk. PT	650,600	65,406
Mitra Adiperkasa Tbk. PT	641,300	46,816
Mitra Pinasthika Mustika Tbk. PT	117,700	6,812
Panin Financial Tbk. PT(1)	699,900	11,029
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	254,400	20,748
Petrosea Tbk. PT	111,800	25,691
PP Persero Tbk. PT(1)	216,700	5,022
Prodia Widyahusada Tbk. PT	17,100	2,823
Rukun Raharja Tbk. PT	122,700	19,565
Sarana Menara Nusantara Tbk. PT	1,172,100	43,694
Sariguna Primatirta Tbk. PT	448,500	15,641
Sawit Sumbermas Sarana Tbk. PT	261,400	23,197
Selamat Sempurna Tbk. PT	208,500	23,876
Sumber Tani Agung Resources Tbk. PT	136,200	8,263
Summarecon Agung Tbk. PT	751,200	20,432

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Surya Citra Media Tbk. PT	1,795,300	$34,604
Surya Semesta Internusa Tbk. PT	157,200	22,285
Timah Tbk. PT	285,400	17,686
Wintermar Offshore Marine Tbk. PT	223,845	5,479
		1,113,449
Malaysia — 2.5%
Aeon Co. M Bhd.	46,600	14,333
AirAsia X Bhd.(1)	5,500	1,991
Alliance Bank Malaysia Bhd.	50,311	53,664
Ancom Nylex Bhd.	18,484	3,979
Astro Malaysia Holdings Bhd.(1)	30,300	1,077
Bank Islam Malaysia Bhd.	29,100	15,768
Berjaya Corp. Bhd.(1)	288,900	18,813
Berjaya Food Bhd.(1)	18,685	1,283
Bermaz Auto Bhd.	37,400	5,889
Bumi Armada Bhd.	305,800	26,410
Cahya Mata Sarawak Bhd.	64,900	16,887
CCK Consolidated Holdings Bhd.	11,400	3,214
CTOS Digital Bhd.	217,300	44,714
Cypark Resources Bhd.(1)	64,400	12,876
D&O Green Technologies Bhd.	25,800	8,118
Dagang NeXchange Bhd.(1)	133,200	7,723
Dayang Enterprise Holdings Bhd.	45,100	18,336
Dufu Technology Corp. Bhd.	15,500	4,055
DXN Holdings Bhd.	31,600	3,852
Eco World Development Group Bhd.	20,500	10,187
EG Industries Bhd.(1)	105,600	30,753
Ekovest Bhd.(1)	94,900	8,423
Farm Fresh Bhd.	93,500	44,698
Gas Malaysia Bhd.	8,200	8,536
Globetronics Technology Bhd.(1)	27,500	1,982
Greatech Technology Bhd.(1)	88,800	43,719
Hextar Global Bhd.	147,000	31,132
Hiap Teck Venture Bhd.	45,800	3,032
Hibiscus Petroleum Bhd.	70,300	24,751
Iskandar Waterfront City Bhd.(1)	34,900	2,560
ITMAX SYSTEM Bhd.	56,200	57,116
Jaya Tiasa Holdings Bhd.	80,600	21,957
JCY International Bhd.(1)	73,200	5,015
Johor Plantations Group Bhd.	98,000	31,501
Kelington Group Bhd.	82,100	100,247
Kossan Rubber Industries Bhd.	134,000	38,339
KSL Holdings Bhd.	11,100	4,441
LBS Bina Group Bhd.	37,900	3,946
Leong Hup International Bhd.	26,700	3,824
Mah Sing Group Bhd.	80,800	22,005
Malakoff Corp. Bhd.	196,700	44,183
Malaysia Smelting Corp. Bhd.	19,400	5,463
Malaysian Pacific Industries Bhd.	6,900	43,751
Malaysian Resources Corp. Bhd.	178,600	20,077
Matrix Concepts Holdings Bhd.	119,600	37,061
Mega First Corp. Bhd.	47,700	38,215
MSM Malaysia Holdings Bhd.(1)	20,000	4,689

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Naim Holdings Bhd.(1)	7,100	$1,411
Nationgate Holdings Bhd.	29,900	9,168
NEXG Bhd.	244,000	28,294
Pecca Group Bhd.	30,000	10,074
Pentamaster Corp. Bhd.(1)	38,000	32,296
Perak Transit Bhd.	91,800	14,999
Ranhill Utilities Bhd.(1)	71,222	27,136
RGB International Bhd.	48,400	3,149
Sam Engineering & Equipment M Bhd.	12,600	11,226
Sime Darby Property Bhd.	93,300	32,674
SKP Resources Bhd.	18,100	3,856
Southern Cable Group Bhd.	61,500	29,618
SP Setia Bhd. Group	87,500	21,736
Supermax Corp. Bhd.(1)	256,600	28,193
Swift Haulage Bhd.	12,900	1,283
UEM Sunrise Bhd.	166,300	29,160
Unisem M Bhd.	23,000	14,470
Velesto Energy Bhd.	637,800	30,188
VS Industry Bhd.	272,361	42,829
VSTECS Bhd.	7,900	6,917
WAVEFRONT Bhd.(1)	17,100	971
WCT Holdings Bhd.(1)	58,000	11,997
		1,346,230
Mexico — 2.1%
Alpek SAB de CV(2)	8,357	3,940
Alsea SAB de CV(1)	28,128	81,199
Banco del Bajio SA	55,071	131,212
Bolsa Mexicana de Valores SAB de CV	23,376	47,743
Controladora Alpek SAB de CV(1)	145,986	20,336
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)	4,082	25,145
Corp. Inmobiliaria Vesta SAB de CV(2)	42,659	117,341
Gentera SAB de CV	62,217	152,538
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	1,095	111,920
Grupo Televisa SAB, ADR	26,462	73,829
Grupo Traxion SAB de CV(1)	12,750	10,315
La Comer SAB de CV	23,097	52,308
Megacable Holdings SAB de CV	52,680	152,413
Nemak SAB de CV(1)	61,872	12,696
Ollamani SAB(1)	3,291	8,517
Orbia Advance Corp. SAB de CV	38,730	30,462
Regional SAB de CV	10,653	82,761
		1,114,675
Philippines — 0.6%
Alliance Global Group, Inc.	114,000	14,561
Converge Information & Communications Technology Solutions, Inc.	126,700	31,043
DigiPlus Interactive Corp.	52,600	21,171
Manila Water Co., Inc.	168,700	124,001
Puregold Price Club, Inc.	27,400	19,786
Robinsons Land Corp.	248,200	63,804
Synergy Grid & Development Phils, Inc.(1)	83,200	21,836
Wilcon Depot, Inc.	192,500	30,961
		327,163

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Poland — 1.2%
AmRest Holdings SE	3,671	$14,636
Benefit Systems SA	120	107,403
CCC SA(1)	157	7,203
Cyfrowy Polsat SA(1)	4,956	19,480
Diagnostyka SA	834	46,412
Enea SA	13,984	70,385
Eurocash SA(1)	2,072	4,554
Grupa Azoty SA(1)	1,407	7,046
Grupa Kety SA	429	108,516
Jastrzebska Spolka Weglowa SA(1)	1,695	10,545
KRUK SA	561	70,098
Orange Polska SA	25,143	64,005
Pepco Group NV	9,717	57,192
Text SA	771	10,859
XTB SA	3,153	66,684
		665,018
South Africa — 3.4%
AECI Ltd.	9,710	59,143
African Rainbow Minerals Ltd.(2)	8,378	86,957
Afrimat Ltd.	5,869	13,120
Astral Foods Ltd.	2,437	29,020
AVI Ltd.	26,199	138,970
Barloworld Ltd.	8,640	57,539
Boxer Retail Ltd.(1)(2)	5,860	23,270
Coronation Fund Managers Ltd.	14,557	35,969
DataTec Ltd.	21,818	77,883
Dis-Chem Pharmacies Ltd.	29,715	57,487
DRDGOLD Ltd.	37,982	69,497
Fortress Real Estate Investments Ltd., Class B	52,258	66,723
Foschini Group Ltd.	30,065	185,256
Grindrod Ltd.	39,026	33,989
Life Healthcare Group Holdings Ltd.	109,584	84,519
Lighthouse Properties PLC	84,247	39,741
Motus Holdings Ltd.	11,409	66,770
MultiChoice Group(1)	2,496	17,373
NEPI Rockcastle NV(1)	454	3,771
Netcare Ltd.	106,885	84,043
Ninety One Ltd.	15,982	40,110
Omnia Holdings Ltd.	12,245	50,943
Raubex Group Ltd.	10,247	25,485
Reunert Ltd.	7,035	22,086
Sappi Ltd.	37,162	61,062
SPAR Group Ltd.(1)	11,629	71,416
Sun International Ltd.	12,438	32,886
Super Group Ltd.	41,417	33,693
Telkom SA SOC Ltd.	25,403	72,980
Thungela Resources Ltd.	7,818	41,268
Truworths International Ltd.	35,966	122,582
Wilson Bayly Holmes-Ovcon Ltd.	702	6,797
		1,812,348
South Korea — 12.6%
Able C&C Co. Ltd.	1,308	12,881

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Aekyung Chemical Co. Ltd.	1,119	$8,459
Aekyung Industrial Co. Ltd.	530	6,145
Agabang & Co.(1)	1,757	6,397
Ahnlab, Inc.	336	14,587
Amorepacific Holdings Corp.	1,141	22,285
Ananti, Inc.(1)	3,306	22,047
Aprogen Biologics(1)	3,819	1,677
Asiana Airlines, Inc.(1)	1,434	9,768
BGF retail Co. Ltd.	649	54,715
BH Co. Ltd.	1,230	16,219
Binggrae Co. Ltd.	361	18,310
Boryung	1,794	10,736
Byucksan Corp.	831	1,280
C&C International Co. Ltd.	229	7,183
Cafe24 Corp.(1)	972	26,712
Caregen Co. Ltd.	730	29,181
Cheryong Electric Co. Ltd.	590	14,524
Chong Kun Dang Pharmaceutical Corp.	525	30,092
Chunbo Co. Ltd.(1)	49	1,508
CJ CGV Co. Ltd.(1)	6,051	20,109
CJ ENM Co. Ltd.(1)	875	44,855
Cosmax, Inc.	574	89,137
COWELL FASHION Co. Ltd.(1)	485	751
CS Wind Corp.	1,974	59,048
Curexo, Inc.(1)	486	2,866
Daeduck Electronics Co. Ltd.	2,096	35,989
Daejoo Electronic Materials Co. Ltd.	557	27,671
Daesang Corp.	1,607	26,048
Daewoo Engineering & Construction Co. Ltd.(1)	13,668	36,387
Daewoong Co. Ltd.	1,583	28,101
Daewoong Pharmaceutical Co. Ltd.	416	40,624
Daishin Securities Co. Ltd.	2,360	47,367
Danal Co. Ltd.(1)	538	3,037
Daou Data Corp.	375	4,422
Daou Technology, Inc.	2,139	52,467
DB HiTek Co. Ltd.	2,425	79,545
DB Securities Co. Ltd.	2,393	15,163
Dear U Co. Ltd.	799	28,334
Dentium Co. Ltd.	468	19,283
DI Dong Il Corp.	886	26,145
DL E&C Co. Ltd.	2,130	64,921
DL Holdings Co. Ltd.	919	25,727
DN Automotive Corp.	374	7,127
Dong-A Socio Holdings Co. Ltd.	198	15,831
Dong-A ST Co. Ltd.	159	5,055
Dongjin Semichem Co. Ltd.	2,811	60,159
DongKook Pharmaceutical Co. Ltd.	1,547	18,859
Dongsuh Cos., Inc.	961	18,819
Dongwha Enterprise Co. Ltd.(1)	359	2,411
Dongwon Industries Co. Ltd.	272	8,545
Dongwon Systems Corp.	337	6,919
Doosan Co. Ltd.	124	49,212
Doosan Fuel Cell Co. Ltd.(1)	3,292	67,469

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Doosan Tesna, Inc.	359	$9,353
DoubleUGames Co. Ltd.	810	30,621
Douzone Bizon Co. Ltd.	1,391	79,331
Dreamtech Co. Ltd.	829	3,781
Duk San Neolux Co. Ltd.(1)	980	33,153
E-MART, Inc.	669	34,348
EMRO, Inc.	332	9,952
EM-Tech Co. Ltd.(1)	295	2,046
Eo Technics Co. Ltd.	383	56,339
Eugene Investment & Securities Co. Ltd.	5,463	13,561
Eugene Technology Co. Ltd.	1,140	38,934
Foosung Co. Ltd.(1)	1,276	5,477
Gaonchips Co. Ltd.(1)	216	7,082
Genexine, Inc.(1)	256	947
GigaVis Co. Ltd.	50	963
GOLFZON Co. Ltd.	217	9,834
Gradiant Corp.	276	2,897
Grand Korea Leisure Co. Ltd.	1,779	21,360
Green Cross Corp.	238	22,138
Green Cross Holdings Corp.	1,890	20,565
GS Engineering & Construction Corp.	5,382	72,038
GS Retail Co. Ltd.	2,867	33,363
HAESUNG DS Co. Ltd.	273	4,386
Han Kuk Carbon Co. Ltd.	2,992	70,763
Hana Materials, Inc.	375	7,221
Hana Micron, Inc.(1)	1,439	14,264
Hana Tour Service, Inc.	717	26,489
Hancom, Inc.	669	11,967
Handsome Co. Ltd.	425	4,600
Hanil Cement Co. Ltd.	1,173	16,295
Hankook & Co. Co. Ltd.	1,397	24,434
Hansae Co. Ltd.	614	4,098
Hansol Chemical Co. Ltd.	838	106,200
Hansol Technics Co. Ltd.	2,212	8,445
Hanwha Engine(1)	3,930	133,534
Hanwha General Insurance Co. Ltd.(1)	4,074	16,643
Hanwha Investment & Securities Co. Ltd.(1)	11,149	44,376
Harim Holdings Co. Ltd.	1,609	9,650
HD Hyundai Construction Equipment Co. Ltd.	809	50,551
HD Hyundai Energy Solutions Co. Ltd.(1)	42	1,296
HD Hyundai Infracore Co. Ltd.(1)	9,335	93,777
HDC Holdings Co. Ltd.	2,389	36,864
HDC Hyundai Development Co-Engineering & Construction, E Shares	2,878	41,029
Hite Jinro Co. Ltd.	2,376	32,599
HK inno N Corp.(1)	959	33,054
HL Mando Co. Ltd.	2,251	57,468
Hotel Shilla Co. Ltd.(1)	2,130	71,686
HPSP Co. Ltd.	2,602	49,485
HS Hyosung Advanced Materials Corp.	188	25,654
HS Hyosung Corp.(1)	46	1,961
Humasis Co. Ltd.(1)	1,482	1,403
Humedix Co. Ltd.	445	17,314
Hyosung Corp.	409	25,457

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Hyosung Heavy Industries Corp.	226	$200,359
Hyosung TNC Corp.	199	31,246
HYUNDAI Corp.	609	9,698
Hyundai Department Store Co. Ltd.	1,142	60,904
Hyundai Elevator Co. Ltd.	794	44,723
Hyundai Feed, Inc.(1)	668	—
Hyundai Home Shopping Network Corp.	173	6,918
Hyundai Wia Corp.	1,241	44,681
Iljin Electric Co. Ltd.	1,847	47,474
iM Financial Group Co. Ltd.	9,901	97,441
Innocean Worldwide, Inc.	295	3,890
Innox Advanced Materials Co. Ltd.	833	14,178
Insun ENT Co. Ltd.(1)	335	1,122
Intekplus Co. Ltd.(1)	160	1,454
Intellian Technologies, Inc.	452	14,898
Interflex Co. Ltd.(1)	323	2,024
INTOPS Co. Ltd.	353	3,925
IS Dongseo Co. Ltd.	467	6,569
ISC Co. Ltd.	562	23,270
i-SENS, Inc.	273	3,453
Jahwa Electronics Co. Ltd.(1)	128	1,818
Jeju Air Co. Ltd.(1)	2,135	10,104
Jin Air Co. Ltd.(1)	1,377	8,403
JNTC Co. Ltd.(1)	369	4,680
Jusung Engineering Co. Ltd.	2,074	40,478
JW Pharmaceutical Corp.	754	11,613
K Car Co. Ltd.	506	5,786
Kakao Games Corp.(1)	2,401	27,911
Kangwon Energy Co. Ltd.(1)	209	1,774
KC Co. Ltd.	315	5,023
KC Tech Co. Ltd.	606	14,408
KCC Glass Corp.	281	6,000
KEPCO Plant Service & Engineering Co. Ltd.	972	35,039
KG Chemical Corp.	1,034	3,532
KG Dongbusteel	2,549	9,736
KG Eco Solution Co. Ltd.	374	1,559
KG Mobility Co.(1)	3,275	7,833
KH Vatec Co. Ltd.	1,190	10,864
KISCO Corp.(1)	1,102	7,888
Koh Young Technology, Inc.	3,585	37,413
Kolmar BNH Co. Ltd.	405	4,464
Kolmar Korea Co. Ltd.(1)	1,345	74,946
Kolon Industries, Inc.	1,524	40,238
KoMiCo Ltd.	308	18,095
KONA I Co. Ltd.	961	35,106
Korea Electric Terminal Co. Ltd.	388	17,524
Korea Line Corp.(1)	10,398	12,792
Korea Petrochemical Ind Co. Ltd.	206	18,024
Korean Reinsurance Co.	10,200	79,415
Kumho Tire Co., Inc.(1)	6,825	24,306
Kyung Dong Navien Co. Ltd.	451	25,020
Lotte Chilsung Beverage Co. Ltd.	314	26,970
Lotte Energy Materials Corp.(1)	1,597	29,639

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
LOTTE Fine Chemical Co. Ltd.	1,206	$36,097
Lotte Innovate Co. Ltd.	196	2,992
Lotte Rental Co. Ltd.	935	19,348
Lotte Shopping Co. Ltd.	925	43,918
Lotte Wellfood Co. Ltd.	180	15,035
LVMC Holdings(1)	7,719	10,084
LX International Corp.	1,742	37,145
LX Semicon Co. Ltd.	760	29,270
Mcnex Co. Ltd.	180	3,867
MegaStudyEdu Co. Ltd.	442	14,636
MNTech Co. Ltd.	860	6,353
Myoung Shin Industrial Co. Ltd.(1)	1,096	6,959
Namhae Chemical Corp.	324	1,631
Naturecell Co. Ltd.(1)	1,604	24,241
Neowiz(1)	105	1,825
NEPES Corp.(1)	487	4,486
Nexen Tire Corp.	1,272	5,352
Nexon Games Co. Ltd.(1)	545	5,445
NEXTIN, Inc.	145	4,424
NHN Corp.	286	5,339
NICE Information Service Co. Ltd.	2,655	30,091
OCI Holdings Co. Ltd.	864	54,132
Orion Holdings Corp.	2,238	33,325
Otoki Corp.	120	33,078
Paradise Co. Ltd.	4,218	63,642
Park Systems Corp.	348	63,878
Partron Co. Ltd.	1,345	6,192
People & Technology, Inc.	1,302	35,794
PharmaResearch Co. Ltd.	442	215,047
Pharmicell Co. Ltd.	532	4,238
PI Advanced Materials Co. Ltd.	948	11,543
Pond Group Co. Ltd.	279	1,907
Poongsan Corp.	1,161	98,858
PSK Holdings, Inc.	473	11,507
PSK, Inc.	988	17,261
RFHIC Corp.	146	2,755
S&S Tech Corp.	424	16,464
Samchully Co. Ltd.	20	1,831
Samyang Foods Co. Ltd.	197	220,583
SD Biosensor, Inc.	2,479	17,847
SeAH Besteel Holdings Corp.	1,298	25,890
SeAH Steel Corp.	18	1,724
SeAH Steel Holdings Corp.	122	16,138
Sebang Co. Ltd.	94	943
Sebang Global Battery Co. Ltd.	376	16,754
Seegene, Inc.	2,486	46,356
Seobu T&D	788	5,327
Seojin System Co. Ltd.(1)	829	11,451
Seoul Semiconductor Co. Ltd.(1)	2,409	11,567
Seoyon E-Hwa Co. Ltd.	419	3,515
SFA Engineering Corp.	869	14,344
SFA Semicon Co. Ltd.(1)	4,314	10,659
SGC Energy Co. Ltd.	93	1,532

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Shinsegae International, Inc.	499	$3,674
Shinsegae, Inc.	518	61,454
Shinsung Delta Tech Co. Ltd.	449	19,275
Shinyoung Securities Co. Ltd.	413	44,260
SK Chemicals Co. Ltd.	891	38,070
SK D&D Co. Ltd.	225	1,633
SK Discovery Co. Ltd.	319	12,114
SK Eternix Co. Ltd.(1)	186	2,734
SK Gas Ltd.	81	14,991
SK IE Technology Co. Ltd.(1)	2,134	42,468
SK Networks Co. Ltd.	5,655	17,793
SK oceanplant Co. Ltd.(1)	2,286	34,228
SK Securities Co. Ltd.	30,430	14,197
SL Corp.	1,238	30,041
SM Entertainment Co. Ltd.	543	54,133
SNT Dynamics Co. Ltd.	1,185	53,082
SNT Motiv Co. Ltd.	851	22,708
SOLUM Co. Ltd.(1)	1,361	16,223
Solus Advanced Materials Co. Ltd.	2,123	11,319
Soop Co. Ltd.	579	32,381
Soulbrain Co. Ltd.	249	38,996
Soulbrain Holdings Co. Ltd.	271	7,632
SPG Co. Ltd.(1)	264	4,796
ST Pharm Co. Ltd.	656	43,556
Studio Dragon Corp.(1)	904	29,238
Sung Kwang Bend Co. Ltd.	1,183	28,368
Sungwoo Hitech Co. Ltd.	1,936	8,359
Synopex, Inc.(1)	3,689	16,898
Taekwang Industrial Co. Ltd.	9	5,614
Taesung Co. Ltd.(1)	1,202	24,381
Taewoong Co. Ltd.(1)	884	23,776
TCC Steel	105	1,277
TechWing, Inc.	1,490	34,491
TES Co. Ltd.	170	3,643
TK Corp.(1)	977	17,623
TKG Huchems Co. Ltd.	1,028	12,992
Tokai Carbon Korea Co. Ltd.	295	23,127
Tongyang Life Insurance Co. Ltd.(1)	2,845	15,225
TSE Co. Ltd.	61	1,629
Unid Co. Ltd.	196	10,686
Value Added Technology Co. Ltd.	236	3,517
VT Co. Ltd.(1)	1,680	44,185
Won Tech Co. Ltd.	1,270	9,294
WONIK IPS Co. Ltd.	2,268	65,777
Wonik QnC Corp.	883	11,215
Woongjin Thinkbig Co. Ltd.	857	1,104
W-Scope Chungju Plant Co. Ltd.(1)	417	2,231
YC Corp.(1)	1,245	9,732
YG Entertainment, Inc.	496	36,224
Youngone Corp.	695	29,236
Youngone Holdings Co. Ltd.	424	40,248
Yungjin Pharmaceutical Co. Ltd.(1)	848	1,223
		6,698,474

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Taiwan — 24.3%
91APP, Inc.	2,000	$5,152
Aaeon Technology, Inc.	2,000	8,118
Abico Avy Co. Ltd.	3,135	4,120
Ability Enterprise Co. Ltd.(1)	7,000	18,003
Ability Opto-Electronics Technology Co. Ltd.	2,000	8,029
AcBel Polytech, Inc.	56,000	52,266
Ace Pillar Co. Ltd.	3,000	11,122
Acer E-Enabling Service Business, Inc.	1,000	8,583
ACES Electronic Co. Ltd.(1)	9,000	22,031
Acter Group Corp. Ltd.	3,000	86,992
Action Electronics Co. Ltd.	3,000	1,261
Actron Technology Corp.	3,000	12,250
ADATA Technology Co. Ltd.	32,000	106,731
Adimmune Corp.(1)	14,000	8,321
Adlink Technology, Inc.	6,000	12,654
Advanced Analog Technology, Inc.	1,000	1,434
Advanced International Multitech Co. Ltd.	3,000	5,828
Advanced Power Electronics Corp.	4,000	11,191
Advanced Wireless Semiconductor Co.	10,000	36,521
Advancetek Enterprise Co. Ltd.	14,000	22,875
AEWIN Technologies Co. Ltd.	1,000	1,946
AGV Products Corp.	12,000	4,330
AIC, Inc.	2,093	18,362
Air Asia Co. Ltd.	1,000	2,092
Alcor Micro Corp.(1)	8,000	26,445
Alexander Marine Co. Ltd.	1,000	6,432
ALI Corp.(1)	600	562
All Ring Tech Co. Ltd.	7,000	88,225
Allied Circuit Co. Ltd.	1,078	5,490
Allied Supreme Corp.	3,000	28,023
Allis Electric Co. Ltd.	10,000	36,821
Alltek Technology Corp.	16,000	16,781
Alltop Technology Co. Ltd.	4,000	32,760
Alpha Networks, Inc.	14,000	13,124
Altek Corp.	22,000	35,959
Ambassador Hotel	5,000	7,129
Ampak Technology, Inc.	2,000	5,455
Ampire Co. Ltd.	2,000	1,699
AMPOC Far-East Co. Ltd.(1)	5,000	27,936
AmTRAN Technology Co. Ltd.	19,375	8,663
Anji Technology Co. Ltd.(1)	5,000	7,104
Anpec Electronics Corp.	6,000	34,850
Apac Opto Electronics, Inc.	3,000	8,860
Apacer Technology, Inc.	7,000	14,565
APAQ Technology Co. Ltd.	2,000	11,764
Apex Biotechnology Corp.	2,000	2,042
Apex International Co. Ltd.(1)	7,000	6,120
ARBOR Technology Corp.	3,000	4,338
Arcadyan Technology Corp.	1,000	7,714
Ardentec Corp.	41,000	99,081
Argosy Research, Inc.	6,000	33,723
Asia Optical Co., Inc.	17,000	91,008

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Asia Tech Image, Inc.	2,000	$5,804
ASIX Electronics Corp.	1,000	3,137
ASROCK, Inc.	1,000	9,043
ATE Energy International Co. Ltd.	4,000	4,316
AURAS Technology Co. Ltd.	1,000	22,225
Aurotek Corp.	2,000	9,696
AV Tech Corp.	3,000	3,793
Avalue Technology, Inc.	4,000	15,039
AVer Information, Inc.	1,000	1,103
Avermedia Technologies	4,000	5,905
Axiomtek Co. Ltd.	4,000	11,313
Azurewave Technologies, Inc.	5,000	16,318
Bafang Yunji International Co. Ltd.	2,000	12,471
Bank of Kaohsiung Co. Ltd.	53,882	20,501
Baotek Industrial Materials Ltd.	7,000	13,128
Basso Industry Corp.	4,000	4,222
BES Engineering Corp.(1)	118,000	43,120
Bin Chuan Enterprise Co. Ltd.(1)	3,000	5,642
B'in Live Co. Ltd.	1,100	3,158
Biostar Microtech International Corp.(1)	1,000	626
Bioteque Corp.	1,000	3,872
Bizlink Holding, Inc.	2,019	70,267
Bonny Worldwide Ltd.	1,000	5,744
Brave C&H Supply Co. Ltd.	1,000	2,853
Brightek Optoelectronic Co. Ltd.	3,000	4,852
Brillian Network & Automation Integrated System Co. Ltd.	3,086	28,931
Browave Corp.	2,000	16,087
C Sun Manufacturing Ltd.	3,000	19,792
Capital Futures Corp.	3,450	5,543
Career Technology MFG. Co. Ltd.(1)	39,000	19,541
Castles Technology Co. Ltd.	4,050	10,023
Caswell, Inc.	2,000	5,796
CCP Contact Probes Co. Ltd.(1)	1,000	1,527
Celxpert Energy Corp.	5,000	6,380
Cenra, Inc.	1,500	1,672
Center Laboratories, Inc.(1)	27,000	32,784
Central Reinsurance Co. Ltd.	25,000	19,219
ChainQui Construction Development Co. Ltd.(1)	3,000	1,361
Chaintech Technology Corp.	5,000	5,447
Chang Wah Electromaterials, Inc.	27,000	38,205
Chang Wah Technology Co. Ltd.	17,000	18,720
Channel Well Technology Co. Ltd.(1)	16,000	49,006
Charoen Pokphand Enterprise	18,000	78,230
CHC Healthcare Group	9,000	14,426
Chen Full International Co. Ltd.	4,000	5,736
Chenbro Micom Co. Ltd.	3,000	59,316
Chenfull Precision Co. Ltd.	1,000	4,474
Cheng Fwa Industrial Co. Ltd.	1,000	765
Cheng Loong Corp.	29,000	16,941
Cheng Mei Materials Technology Corp.(1)	30,000	13,771
Cheng Uei Precision Industry Co. Ltd.	18,000	27,905
Chenming Electronic Technology Corp.	11,000	46,405
Chief Telecom, Inc.	2,000	27,936

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Chien Kuo Construction Co. Ltd.	3,200	$2,461
China Container Terminal Corp.	2,000	1,773
China Ecotek Corp.	1,000	1,834
China Electric Manufacturing Corp.	7,000	3,002
China General Plastics Corp.	7,000	2,681
China Glaze Co. Ltd.	3,000	1,979
China Man-Made Fiber Corp.(1)	78,000	16,873
China Metal Products	11,000	8,797
China Motor Corp.	13,000	24,605
China Petrochemical Development Corp.(1)	288,000	67,179
China Steel Chemical Corp.	10,000	26,782
China Wire & Cable Co. Ltd.	5,000	6,396
Chinese Maritime Transport Ltd.	3,000	5,265
Ching Feng Home Fashions Co. Ltd.	5,000	3,357
Chin-Poon Industrial Co. Ltd.	25,000	33,084
ChipMOS Technologies, Inc.	45,000	35,649
Chlitina Holding Ltd.	3,000	11,013
Chong Hong Construction Co. Ltd.	13,000	32,068
Chun Yuan Steel Industry Co. Ltd.	25,000	17,008
Chung Hwa Chemical Industrial Works Ltd.	4,000	5,249
Chung Hwa Pulp Corp.(1)	9,000	3,564
Chunghwa Precision Test Tech Co. Ltd.	2,000	80,795
Cleanaway Co. Ltd.	6,000	39,005
Clevo Co.	29,000	39,667
CMC Magnetics Corp.	46,000	13,451
Complex Micro Interconnection Co. Ltd.	1,000	1,359
Compucase Enterprise	6,000	21,635
Concord International Securities Co. Ltd.	9,686	4,504
Concord Securities Co. Ltd.	28,435	11,328
Continental Holdings Corp.	17,000	12,931
Contrel Technology Co. Ltd.	9,000	12,940
Coremax Corp.	7,000	12,732
Coretronic Corp.	13,000	51,895
Co-Tech Development Corp.	22,000	155,588
Creative Sensor, Inc.	2,700	5,309
Cryomax Cooling System Corp.	1,143	1,217
CSBC Corp. Taiwan(1)	28,000	18,809
CTCI Corp.	30,805	31,080
CviLux Corp.	2,000	3,668
Cyberlink Corp.	5,000	15,627
CyberPower Systems, Inc.	2,000	14,545
CyberTAN Technology, Inc.(1)	9,000	7,505
DA CIN Construction Co. Ltd.	12,000	23,278
Da-Li Development Co. Ltd.	7,987	11,044
Darfon Electronics Corp.	10,000	11,806
Darwin Precisions Corp.	7,000	2,561
Daxin Materials Corp.	2,000	24,805
De Licacy Industrial Co. Ltd.	20,880	7,492
Depo Auto Parts Ind Co. Ltd.	8,000	37,535
DFI, Inc.	1,000	2,557
Dimerco Express Corp.	3,000	7,752
DingZing Advanced Materials, Inc.	1,000	3,600
D-Link Corp.	27,000	15,939

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
DONPON PRECISION, Inc.(1)	1,400	$1,666
Dr. Wu Skincare Co. Ltd.	1,000	3,903
Draytek Corp.	1,000	946
Drewloong Precision, Inc.	2,051	11,492
Dynamic Holding Co. Ltd.	23,000	85,355
Dynapack International Technology Corp.	14,000	165,067
E&R Engineering Corp.(1)	3,000	8,886
Eastech Holding Ltd.	2,000	7,294
Eastern Media International Corp.	3,270	1,915
ECOVE Environment Corp.	2,000	18,795
Edimax Technology Co. Ltd.(1)	6,000	4,312
Edison Opto Corp.	3,000	1,827
Edom Technology Co. Ltd.(1)	12,000	14,921
Egis Technology, Inc.(1)	1,000	4,148
Elan Microelectronics Corp.	23,000	89,379
E-Lead Electronic Co. Ltd.	3,000	5,128
Elite Advanced Laser Corp.	6,000	39,322
Elitegroup Computer Systems Co. Ltd.	11,000	6,944
Emerging Display Technologies Corp.	1,000	710
Ennostar, Inc.(1)	47,000	59,522
Episil Technologies, Inc.(1)	19,000	28,394
Episil-Precision, Inc.	1,000	1,192
Eris Technology Corp.	1,000	4,357
Eson Precision Ind Co. Ltd.	8,000	20,649
Eternal Materials Co. Ltd.	71,000	101,339
Ever Ohms Technology Co. Ltd.	2,000	1,963
Ever Supreme Bio Technology Co. Ltd.	3,299	16,905
Evergreen Aviation Technologies Corp.	8,000	48,265
Evergreen International Storage & Transport Corp.	31,000	34,526
EVERGREEN Steel Corp.	16,000	46,656
Everlight Chemical Industrial Corp.	20,000	12,033
Everlight Electronics Co. Ltd.	29,000	64,521
Evertop Wire Cable Corp.	5,000	6,176
Excelsior Medical Co. Ltd.	2,100	5,982
EZconn Corp.	3,105	92,732
Falcon Machine Tools Co. Ltd.(1)	2,140	1,392
Far Eastern Department Stores Ltd.	70,000	47,630
Farglory F T Z Investment Holding Co. Ltd.	1,101	1,839
Favite, Inc.	4,000	9,177
Federal Corp.(1)	11,000	7,259
Feedback Technology Corp.	3,080	11,815
Feng Hsin Steel Co. Ltd.	15,000	32,724
FIC Global, Inc.(1)	1,000	1,566
FineMat Applied Materials Co. Ltd.(1)	1,000	1,221
FineTek Co. Ltd.	1,020	4,816
Firich Enterprises Co. Ltd.	6,000	5,083
First Copper Technology Co. Ltd.	14,000	15,639
First Hi-Tec Enterprise Co. Ltd.	4,000	41,889
First Insurance Co. Ltd.	17,000	14,589
First Steamship Co. Ltd.(1)	15,000	2,923
FIT Holding Co. Ltd.	8,000	9,389
Fitipower Integrated Technology, Inc.	8,000	46,218
Fittech Co. Ltd.(1)	2,101	4,243

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
FLEXium Interconnect, Inc.(1)	25,000	$55,386
Flytech Technology Co. Ltd.	10,000	36,112
FocalTech Systems Co. Ltd.(1)	13,000	29,049
FOCI Fiber Optic Communications, Inc.(1)	1,000	12,274
Forcecon Tech Co. Ltd.(1)	6,028	25,270
Forest Water Environment Engineering Co. Ltd.	1,032	1,244
Formosa International Hotels Corp.	4,000	25,091
Formosa Laboratories, Inc.	3,000	6,584
Formosa Optical Technology Co. Ltd.	1,000	3,699
Formosa Sumco Technology Corp.	7,000	19,093
Formosa Taffeta Co. Ltd.	57,000	29,276
Formosan Union Chemical Corp.	16,000	8,845
Founding Construction & Development Co. Ltd.	3,000	1,569
Foxsemicon Integrated Technology, Inc.	7,000	65,833
Franbo Lines Corp.	21,000	14,109
FSP Technology, Inc.	7,000	12,948
Fu Hua Innovation Co. Ltd.	27,324	18,713
Fulgent Sun International Holding Co. Ltd.	10,236	35,494
Fulltech Fiber Glass Corp.(1)	26,858	66,723
Fusheng Precision Co. Ltd.	4,000	34,611
G Shank Enterprise Co. Ltd.	10,117	33,647
Galaxy Software Services Corp.	2,100	10,049
Gallant Micro Machining Co. Ltd.	1,000	21,053
Gallant Precision Machining Co. Ltd.	4,000	12,245
Gamania Digital Entertainment Co. Ltd.	3,000	5,877
GEM Terminal Industrial Co. Ltd.(1)	1,000	634
Gemtek Technology Corp.	26,000	21,303
General Interface Solution GIS Holding Ltd.(1)	13,000	26,631
Genesys Logic, Inc.	6,000	25,389
GeoVision, Inc.	1,780	3,042
GFC Ltd.	2,000	8,234
Giantplus Technology Co. Ltd.	2,000	883
Gigasolar Materials Corp.(1)	1,000	2,667
Gigastorage Corp.(1)	2,000	1,435
Global Brands Manufacture Ltd.	18,761	87,627
Global Mixed Mode Technology, Inc.	6,000	45,467
Global PMX Co. Ltd.	4,000	21,889
Globaltek Fabrication Co. Ltd.	5,000	10,796
Globe Union Industrial Corp.	7,000	2,306
Gloria Material Technology Corp.	30,000	37,437
GMI Technology, Inc.	5,000	7,227
Golden Long Teng Development Co. Ltd.	3,000	2,707
Goldsun Building Materials Co. Ltd.	18,000	21,892
Good Will Instrument Co. Ltd.	1,000	1,867
Gordon Auto Body Parts	3,000	2,848
Gourmet Master Co. Ltd.	4,000	10,665
Grade Upon Technology Corp.	1,000	19,832
Grand Fortune Securities Co. Ltd.	5,000	1,869
Grand Pacific Petrochemical(1)	71,381	22,864
Grand Process Technology Corp.	1,000	48,958
Grape King Bio Ltd.	5,000	21,052
Great Tree Pharmacy Co. Ltd.	6,970	31,832
Greatek Electronics, Inc.	24,000	46,824

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Groundhog, Inc.	1,000	$3,826
Group Up Industrial Co. Ltd.	3,000	25,261
Hai Kwang Enterprise Corp.(1)	3,060	1,509
Hannstar Board Corp.	26,360	76,909
HannStar Display Corp.(1)	168,000	41,483
HannsTouch Holdings Co.(1)	24,000	5,152
Hanpin Electron Co. Ltd.	1,000	1,623
Harvatek Corp.(1)	1,000	680
HD Renewable Energy Co. Ltd.	4,595	22,439
HIM International Music, Inc.	2,000	6,597
Hitron Technology, Inc.(1)	12,000	9,229
Hiwin Mikrosystem Corp.	2,000	8,068
Hiyes International Co. Ltd.	1,297	3,621
Ho Tung Chemical Corp.	28,000	7,198
Hocheng Corp.	5,000	3,581
Holdings-Key Electric Wire & Cable Co. Ltd.	9,000	13,958
Holiday Entertainment Co. Ltd.	1,000	2,166
Holy Stone Enterprise Co. Ltd.	8,000	22,301
Hong Ho Precision Textile Co. Ltd.	1,000	659
Hong Pu Real Estate Development Co. Ltd.	3,000	2,699
Hong TAI Electric Industrial	19,000	23,412
Horizon Fixture Group Co. Ltd.	2,000	10,940
Horizon Securities Co. Ltd.	7,000	2,525
Hota Industrial Manufacturing Co. Ltd.	18,000	40,203
Hotron Precision Electronic Industrial Co. Ltd.(1)	1,000	576
Hsin Ba Ba Corp.	2,020	4,715
Hsin Kuang Steel Co. Ltd.	16,000	22,813
HTC Corp.(1)	50,000	114,474
Hu Lane Associate, Inc.	3,050	14,972
HUA ENG Wire & Cable Co. Ltd.	23,000	22,607
Huaku Development Co. Ltd.	9,660	31,541
Huang Hsiang Construction Corp.	9,015	11,899
Hung Ching Development & Construction Co. Ltd.	3,000	2,334
Hung Sheng Construction Ltd.	9,000	6,305
Hwa Fong Rubber Industrial Co. Ltd.	5,000	2,661
Hwang Chang General Contractor Co. Ltd.	6,319	17,350
Ibase Technology, Inc.	3,000	5,328
ICatch Technology, Inc.(1)	1,000	1,786
Ichia Technologies, Inc.	21,000	41,673
I-Chiun Precision Industry Co. Ltd.	5,202	13,276
IEI Integration Corp.	9,000	20,607
In Win Development, Inc.	4,000	11,954
Infortrend Technology, Inc.	13,000	9,101
Info-Tek Corp.	1,000	1,090
Ingentec Corp.	1,102	5,728
Innodisk Corp.	7,139	67,509
Inpaq Technology Co. Ltd.	5,000	11,137
Insyde Software Corp.	1,200	9,161
Integrated Service Technology, Inc.	5,000	21,429
International CSRC Investment Holdings Co.(1)	28,000	10,130
Iron Force Industrial Co. Ltd.	2,000	8,109
ITE Technology, Inc.	13,000	56,672
ITEQ Corp.	22,000	97,706

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
ITH Corp.	17,000	$24,232
Jarllytec Co. Ltd.(1)	2,000	8,132
Jean Co. Ltd.	2,044	1,871
Jetway Information Co. Ltd.	750	1,016
Jetwell Computer Co. Ltd.	1,120	7,100
Jia Wei Lifestyle, Inc.	1,050	1,401
Jih Lin Technology Co. Ltd.	1,000	1,540
Jiin Yeeh Ding Enterprise Co. Ltd.	4,000	8,972
Johnson Health Tech Co. Ltd.	5,000	23,411
JPC connectivity, Inc.	7,000	40,669
JPP Holding Co. Ltd.	2,000	17,800
K Laser Technology, Inc.	2,000	1,108
Kaimei Electronic Corp.	5,000	9,664
Kao Fong Machinery Co. Ltd.	4,000	6,670
Kaori Heat Treatment Co. Ltd.	2,000	25,066
Kedge Construction Co. Ltd.	1,081	2,775
KEE TAI Properties Co. Ltd.	13,180	4,972
Kenda Rubber Industrial Co. Ltd.	16,000	10,750
Kerry TJ Logistics Co. Ltd.	5,000	5,592
Key Ware Electronics Co. Ltd.(1)	3,000	2,397
Keystone Microtech Corp.	1,000	14,630
KHGEARS International Ltd.	2,000	12,609
Kindom Development Co. Ltd.	24,200	27,821
King Polytechnic Engineering Co. Ltd.	1,050	1,609
King's Town Construction Co. Ltd.(1)	4,000	5,475
Kinik Co.	3,000	33,827
Kinko Optical Co. Ltd.(1)	8,000	10,157
Kinpo Electronics	67,000	41,017
Kinsus Interconnect Technology Corp.	16,000	58,882
KMC Kuei Meng International, Inc.	2,000	6,068
KNH Enterprise Co. Ltd.	3,000	1,663
Ko Ja Cayman Co. Ltd.	1,000	1,134
KS Terminals, Inc.	5,000	8,528
Kuang Hong Arts Management, Inc.	2,000	11,168
Kung Long Batteries Industrial Co. Ltd.	3,000	12,775
Kung Sing Engineering Corp.(1)	6,000	2,763
Kuo Toong International Co. Ltd.	17,000	30,794
Kuo Yang Construction Co. Ltd.(1)	5,000	3,066
KYE Systems Corp.	5,000	7,742
L&K Engineering Co. Ltd.	12,148	139,021
Lanner Electronics, Inc.(1)	6,000	17,182
Leadtek Research, Inc.(1)	2,000	4,270
Lealea Enterprise Co. Ltd.(1)	6,000	1,324
Lelon Electronics Corp.	7,000	20,081
Lemtech Holdings Co. Ltd.	1,050	2,698
Li Peng Enterprise Co. Ltd.(1)	14,000	2,624
Lida Holdings Ltd.	1,000	785
Life Travel & Tourist Service Co. Ltd.(1)	2,000	7,380
Lingsen Precision Industries Ltd.(1)	6,000	3,621
Lintes Technology Co. Ltd.	1,035	3,816
Lion Travel Service Co. Ltd.	5,000	26,020
Liton Technology Corp.	4,000	5,345
Long Bon International Co. Ltd.(1)	9,000	4,478

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Long Da Construction & Development Corp.	3,000	$2,718
Longchen Paper & Packaging Co. Ltd.(1)	20,000	6,520
Longwell Co.	7,000	25,359
Loop Telecommunication International, Inc.	1,000	1,722
Lotus Pharmaceutical Co. Ltd.	5,000	31,527
Loyalty Founder Enterprise Co. Ltd.	4,000	4,938
Lumax International Corp. Ltd.	4,000	14,894
Lung Yen Life Service Corp.(1)	10,000	17,630
Luxe Green Energy Technology Co. Ltd.	8,000	6,965
LuxNet Corp.	7,051	46,924
M3 Technology, Inc.	1,000	2,887
Macauto Industrial Co. Ltd.	1,000	2,040
Machvision, Inc.	1,000	20,707
Macnica Anstek, Inc.(1)	3,000	7,222
Macnica Galaxy, Inc.	1,000	2,988
Macroblock, Inc.	1,000	2,213
Macronix International Co. Ltd.(1)	167,000	109,251
Man Zai Industrial Co. Ltd.	1,050	897
Marketech International Corp.	5,000	42,880
Materials Analysis Technology, Inc.	2,000	12,700
Mayer Steel Pipe Corp.	8,200	6,696
Mechema Chemicals International Corp.	1,000	2,539
Mercuries & Associates Holding Ltd.(1)	27,000	11,055
Mercuries Data Systems Ltd.	2,000	1,807
Mercuries Life Insurance Co. Ltd.(1)	167,000	30,306
Merida Industry Co. Ltd.	7,000	25,830
Merry Electronics Co. Ltd.	16,120	56,399
METAAGE Corp.	5,000	8,833
Microbio Co. Ltd.(1)	22,000	17,335
Microtek International(1)	1,000	383
Mildef Crete, Inc.	3,000	11,459
MIN AIK Technology Co. Ltd.	4,000	2,711
Mirle Automation Corp.	9,000	20,908
MOSA Industrial Corp.(1)	7,776	4,765
Motech Industries, Inc.	30,000	17,430
MPI Corp.	3,000	134,863
MSSCORPS Co. Ltd.	1,000	5,645
My Humble House Hospitality Management Consulting	1,000	1,204
Myson Century, Inc.	11,000	28,037
Nak Sealing Technologies Corp.	1,000	3,593
Namchow Holdings Co. Ltd.	10,000	12,938
Nan Pao Resins Chemical Co. Ltd.	2,000	26,496
Nan Ren Lake Leisure Amusement Co. Ltd.(1)	5,000	1,793
Nang Kuang Pharmaceutical Co. Ltd.	1,000	1,158
Nantex Industry Co. Ltd.	5,000	4,101
National Aerospace Fasteners Corp.	1,000	4,488
Neousys Technology, Inc.	1,049	6,965
Netronix, Inc.	5,000	19,896
Newmax Technology Co. Ltd.(1)	1,000	1,283
Nexcom International Co. Ltd.	9,000	30,105
Nichidenbo Corp.	5,000	11,433
Nidec Chaun-Choung Technology Corp.	1,000	4,746
Niko Semiconductor Co. Ltd.	1,266	1,794

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Nova Technology Corp.	2,000	$14,463
Nuvoton Technology Corp.	12,000	24,447
O-Bank Co. Ltd.	97,000	28,509
Ocean Plastics Co. Ltd.	9,000	10,588
OK Biotech Co. Ltd.	1,000	514
Optimax Technology Corp.	13,000	9,866
Orient Semiconductor Electronics Ltd.	36,000	52,006
Oriental Union Chemical Corp.(1)	28,000	11,196
O-TA Precision Industry Co. Ltd.	1,000	2,004
Otsuka Information Technology Corp.	1,000	6,585
Pacific Construction Co.	7,000	2,259
Pan German Universal Motors Ltd.	1,000	10,168
Pan Jit International, Inc.	27,000	56,465
Pan-International Industrial Corp.	25,000	47,707
Parpro Corp.	6,000	12,992
Patec Precision Industry Co. Ltd.	1,021	3,358
PChome Online, Inc.(1)	1,000	1,099
PCL Technologies, Inc.	1,000	3,887
P-Duke Technology Co. Ltd.	1,000	3,494
Pegavision Corp.	3,000	31,162
PharmaEngine, Inc.	6,000	13,156
Phihong Technology Co. Ltd.(1)	6,000	4,902
Phoenix Silicon International Corp.	14,000	73,134
Phoenix Tours International, Inc.	1,155	2,103
Pixart Imaging, Inc.	11,000	70,396
Planet Technology Corp.	1,000	4,696
Podak Co. Ltd.	1,050	1,336
Polytronics Technology Corp.	3,000	4,100
Posiflex Technology, Inc.	4,000	35,705
President Securities Corp.	75,700	51,485
Primax Electronics Ltd.	40,000	108,169
Prince Housing & Development Corp.	24,000	7,191
Progate Group Corp.	1,000	5,824
Promate Electronic Co. Ltd.	16,799	28,233
Prosperity Dielectrics Co. Ltd.	2,000	2,680
QST International Corp.	1,098	1,726
Qualipoly Chemical Corp.	5,000	23,255
Quang Viet Enterprise Co. Ltd.	2,000	4,611
Quanta Storage, Inc.	16,000	64,399
Quaser Machine Tools, Inc.	1,000	1,970
Quintain Steel Co. Ltd.(1)	6,000	1,958
Radium Life Tech Co. Ltd.(1)	60,000	21,711
Rafael Microelectronics, Inc.	2,000	7,508
Raydium Semiconductor Corp.	5,000	48,350
Rechi Precision Co. Ltd.	17,000	13,489
Rexon Industrial Corp. Ltd.	3,000	3,080
Rich Development Co. Ltd.	17,510	4,943
Richmond International Travel & Tours Co. Ltd.(1)	2,000	7,070
RiTdisplay Corp.(1)	2,000	2,725
Ritek Corp.(1)	37,000	13,150
Ruentex Engineering & Construction Co.	1,680	8,347
Sampo Corp.	8,000	6,456
San Fang Chemical Industry Co. Ltd.	17,000	17,316

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
San Far Property Ltd.	7,000	$4,267
San Fu Chemical Co. Ltd.	1,000	4,117
Savior Lifetec Corp.	13,000	7,934
Scientech Corp.	4,000	50,392
ScinoPharm Taiwan Ltd.	5,000	2,901
SciVision Biotech, Inc.	2,000	5,831
SDI Corp.	9,000	25,979
Sea Sonic Electronics Co. Ltd.	1,000	2,281
Senao Networks, Inc.	2,000	11,216
Sensortek Technology Corp.	1,000	6,135
Sercomm Corp.	20,000	68,611
Sesoda Corp.	14,000	14,491
Sheng Yu Steel Co. Ltd.	2,000	1,490
ShenMao Technology, Inc.	2,000	8,447
Shieh Yih Machinery Industry Co. Ltd.	3,000	2,360
Shih Her Technologies, Inc.	2,000	11,460
Shih Wei Navigation Co. Ltd.(1)	4,000	2,308
Shin Ruenn Development Co. Ltd.	7,000	15,483
Shin Zu Shing Co. Ltd.	5,159	44,146
Shinfox Energy Co. Ltd.	9,000	16,286
Shining Building Business Co. Ltd.(1)	9,000	2,715
Shinkong Insurance Co. Ltd.	17,000	59,904
Shinkong Synthetic Fibers Corp.	59,000	28,613
Shiny Chemical Industrial Co. Ltd.	11,200	51,237
ShunSin Technology Holding Ltd.	1,000	5,330
Shuttle, Inc.	6,000	3,744
Sigurd Microelectronics Corp.	43,000	118,308
Silicon Integrated Systems Corp.	25,000	45,473
Silicon Optronics, Inc.(1)	1,000	2,020
Sincere Navigation Corp.	20,000	14,923
Singatron Enterprise Co. Ltd.	2,000	1,795
Sinmag Equipment Corp.	1,000	4,507
Sinon Corp.	20,000	27,624
Sinphar Pharmaceutical Co. Ltd.	3,240	3,436
Sinyi Realty, Inc.	5,000	3,935
Sitronix Technology Corp.	10,000	68,347
Siward Crystal Technology Co. Ltd.	2,000	1,428
Skardin Industrial Corp.(1)	2,000	3,063
Soft-World International Corp.	1,000	3,343
Solar Applied Materials Technology Corp.	13,000	24,863
Solomon Technology Corp.	1,000	5,096
Solteam, Inc.	1,000	1,811
Speed Tech Corp.	8,000	11,297
Spirox Corp.(1)	1,000	1,914
Sporton International, Inc.	6,000	34,507
Sports Gear Co. Ltd.	5,000	16,995
St. Shine Optical Co. Ltd.	3,000	14,253
Standard Chemical & Pharmaceutical Co. Ltd.	2,000	3,675
Standard Foods Corp.	14,000	13,783
Stark Technology, Inc.	9,000	50,775
S-Tech Corp.	13,000	11,226
STL Technology Co. Ltd.	4,000	21,902
Sumeeko Industries Co. Ltd.	1,000	2,207

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Sun Yad Construction Co. Ltd.(1)	3,000	$1,266
Sunfun Info Co. Ltd.	9,000	11,120
Sunko INK Co. Ltd.(1)	5,000	2,106
SunMax Biotechnology Co. Ltd.	2,000	26,670
Sunonwealth Electric Machine Industry Co. Ltd.	22,000	97,314
Sunplus Innovation Technology, Inc.	1,026	4,504
Sunplus Technology Co. Ltd.(1)	24,000	19,533
Sunrex Technology Corp.	6,000	8,187
Sunspring Metal Corp.	3,000	2,260
Sunty Development Co. Ltd.	5,000	2,225
Superalloy Industrial Co. Ltd.	16,000	25,720
Supreme Electronics Co. Ltd.	38,000	53,515
Swancor Holding Co. Ltd.	3,000	14,052
Symtek Automation Asia Co. Ltd.	1,000	6,719
Syncmold Enterprise Corp.	7,000	16,173
Synmosa Biopharma Corp.	37,096	42,121
Syscom Computer Engineering Co.	3,000	5,989
Sysgration	11,000	20,074
Systex Corp.	15,000	57,486
T3EX Global Holdings Corp.	4,000	9,309
Ta Liang Technology Co. Ltd.	1,000	6,883
Ta Ya Electric Wire & Cable	61,630	85,187
TA-I Technology Co. Ltd.	3,000	4,245
Tai Tung Communication Co. Ltd.	3,000	2,320
TaiDoc Technology Corp.	4,000	18,554
Taiflex Scientific Co. Ltd.	14,137	26,155
Taimide Tech, Inc.	8,000	19,211
Tainan Enterprises Co. Ltd.	3,000	2,456
Tainan Spinning Co. Ltd.	62,000	27,513
TaiSol Electronics Co. Ltd.	2,000	4,220
Taisun Enterprise Co. Ltd.	4,000	2,435
Taita Chemical Co. Ltd.	6,000	2,258
TAI-TECH Advanced Electronics Co. Ltd.	2,000	8,064
Taiwan Cogeneration Corp.	32,000	48,912
Taiwan Fire & Marine Insurance Co. Ltd.	12,000	12,988
Taiwan FU Hsing Industrial Co. Ltd.	5,000	7,225
Taiwan Hon Chuan Enterprise Co. Ltd.	12,222	55,220
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	7,449	8,388
Taiwan IC Packaging Corp.(1)	4,000	1,900
Taiwan Line Tek Electronic	1,000	787
Taiwan Mask Corp.	7,000	9,599
Taiwan Navigation Co. Ltd.	15,000	13,580
Taiwan Paiho Ltd.	15,000	26,228
Taiwan PCB Techvest Co. Ltd.	3,000	3,574
Taiwan Sakura Corp.	6,000	16,994
Taiwan Semiconductor Co. Ltd.	17,000	28,390
Taiwan Surface Mounting Technology Corp.	22,000	76,886
Taiwan Takisawa Technology Co. Ltd.	1,000	1,293
Taiwan TEA Corp.(1)	29,000	13,800
Taiwan Union Technology Corp.	12,000	143,220
Taiwan-Asia Semiconductor Corp.(1)	26,000	19,171
Tatung System Technologies, Inc.(1)	2,000	4,674
TBI Motion Technology Co. Ltd.(1)	8,000	12,082

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
TCI Co. Ltd.(1)	8,000	$35,507
Te Chang Construction Co. Ltd.	2,000	3,970
Team Group, Inc.(1)	7,000	16,996
Test Research, Inc.	12,000	83,799
Thinking Electronic Industrial Co. Ltd.	3,000	14,779
Thintech Materials Technology Co. Ltd.	2,000	3,745
Thye Ming Industrial Co. Ltd.(1)	8,000	14,718
Ton Yi Industrial Corp.	75,000	44,887
Tong Hsing Electronic Industries Ltd.	13,000	47,680
Tong-Tai Machine & Tool Co. Ltd.(1)	12,000	15,112
Top Bright Holding Co. Ltd.	2,000	21,392
Topkey Corp.	5,000	30,940
Topoint Technology Co. Ltd.	9,000	26,455
TPK Holding Co. Ltd.	27,000	35,622
Transcend Information, Inc.	5,000	16,406
Trigold Holdings Ltd.	3,000	3,795
Trusval Technology Co. Ltd.	2,050	20,063
Tsang Yow Industrial Co. Ltd.	1,000	744
TSC Auto ID Technology Co. Ltd.	1,000	6,155
TSEC Corp.(1)	37,000	18,642
TSRC Corp.	22,000	12,274
TTY Biopharm Co. Ltd.	17,000	42,651
Tung Thih Electronic Co. Ltd.	1,144	2,518
Twinhead International Corp.(1)	1,300	3,279
TXC Corp.	25,000	71,828
TYC Brother Industrial Co. Ltd.	8,000	10,759
Tyntek Corp.	14,000	8,692
TZE Shin International Co. Ltd.	3,000	1,571
U-BEST Innovative Technology Co. Ltd.(1)	13,000	7,614
Ubright Optronics Corp.	1,000	2,065
UDE Corp.	6,000	21,309
Ultra Chip, Inc.	2,000	3,375
Unic Technology Corp.	3,000	2,751
Union Insurance Co. Ltd.	1,000	852
Unitech Electronics Co. Ltd.	1,000	1,058
Unitech Printed Circuit Board Corp.	38,956	38,898
United Fiber Optical Communication, Inc.(1)	4,000	4,557
United Orthopedic Corp.	6,000	22,602
United Renewable Energy Co. Ltd.(1)	61,000	12,697
Univacco Technology, Inc.	4,000	6,313
Universal Cement Corp.	12,220	11,784
Universal Microwave Technology, Inc.	4,000	51,498
Universal Vision Biotechnology Co. Ltd.	4,000	23,682
UPC Technology Corp.(1)	24,000	7,946
UPI Semiconductor Corp.	5,000	30,548
Userjoy Technology Co. Ltd.	3,300	8,790
USI Corp.	30,000	10,179
Usun Technology Co. Ltd.(1)	2,000	3,459
Utechzone Co. Ltd.	2,000	6,639
UVAT Technology Co. Ltd.	1,000	2,325
Ventec International Group Co. Ltd.	3,000	10,683
VIA Labs, Inc.	1,000	2,998
Via Technologies, Inc.	11,000	22,445

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Viking Tech Corp.	2,000	$2,541
Visco Vision, Inc.	2,000	13,348
Visual Photonics Epitaxy Co. Ltd.	14,000	70,966
Vivotek, Inc.	1,000	3,166
Vizionfocus, Inc.	2,000	12,260
Wafer Works Corp.(1)	45,000	35,137
Waffer Technology Corp.	2,000	4,028
Wah Hong Industrial Corp.	1,000	1,383
Wah Lee Industrial Corp.	15,000	48,622
Walton Advanced Engineering, Inc.	5,000	2,253
We & Win Development Co. Ltd.(1)	3,000	1,027
We&Win Diversification Co. Ltd.	1,000	694
Weikeng Industrial Co. Ltd.	22,000	20,178
Well Shin Technology Co. Ltd.	3,000	5,359
Welldone Co.	6,000	10,072
Weltrend Semiconductor	5,000	8,036
Wholetech System Hitech Ltd.	7,000	32,108
Win Semiconductors Corp.	29,000	87,152
Winmate, Inc.	3,000	18,823
Winstek Semiconductor Co. Ltd.	2,000	6,645
WinWay Technology Co. Ltd.	1,000	44,448
Wiselink Co. Ltd.	11,331	84,817
WITS Corp.	2,000	7,264
Wonderful Hi-Tech Co. Ltd.	12,000	19,529
Wowprime Corp.	7,000	50,186
WUS Printed Circuit Co. Ltd.	13,000	48,085
WW Holding, Inc.	1,000	2,493
XAVi Technologies Corp.	2,000	5,033
XinTec, Inc.	1,000	4,440
Xxentria Technology Materials Corp.	4,180	5,620
Yankey Engineering Co. Ltd.	1,380	22,080
Yao Sheng Electronic Co. Ltd.(1)	2,000	4,597
YC INOX Co. Ltd.(1)	23,000	15,465
YCC Parts Manufacturing Co. Ltd.(1)	1,000	1,544
Yea Shin International Development Co. Ltd.	2,101	1,717
Yem Chio Co. Ltd.(1)	26,000	13,406
Yen Sun Technology Corp.	1,000	1,513
Yeong Guan Energy Technology Group Co. Ltd.(1)	1,000	725
YFC-Boneagle Electric Co. Ltd.	1,000	591
Yi Jinn Industrial Co. Ltd.	2,100	1,156
Yieh Phui Enterprise Co. Ltd.(1)	56,320	27,668
Ying Han Technology Co. Ltd.(1)	2,000	3,338
Young Fast Optoelectronics Co. Ltd.	4,000	7,230
Youngtek Electronics Corp.	3,000	5,790
Yuan High-Tech Development Co. Ltd.	1,000	6,326
Yuanta Futures Co. Ltd.	3,248	9,163
Yulon Motor Co. Ltd.	29,000	31,115
Yungshin Construction & Development Co. Ltd.	2,000	4,754
YungShin Global Holding Corp.	17,000	31,067
Zenitron Corp.	4,000	4,065
Zero One Technology Co. Ltd.	1,000	4,022
Zig Sheng Industrial Co. Ltd.(1)	7,000	2,082
ZillTek Technology Corp.	1,000	6,729

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Zinwell Corp.(1)	4,000	$1,733
Zippy Technology Corp.	5,000	9,151
Zyxel Group Corp.	14,000	15,459
		12,946,451
Thailand — 1.8%
AAPICO Hitech PCL, NVDR	13,000	5,786
AEON Thana Sinsap Thailand PCL, NVDR	8,100	27,380
Amata Corp. PCL, NVDR	68,400	33,374
AP Thailand PCL, NVDR	195,400	44,391
Asia Aviation PCL, NVDR(1)	477,200	18,135
Asian Sea Corp. PCL, NVDR	39,000	8,607
Bangchak Sriracha PCL, NVDR	63,500	9,065
Bangkok Airways PCL, NVDR	8,200	3,425
BEC World PCL, NVDR	47,600	3,084
CH Karnchang PCL, NVDR	96,700	43,282
Chularat Hospital PCL, NVDR	492,900	24,036
CK Power PCL, NVDR	136,700	11,649
Dhipaya Group Holdings PCL, NVDR	21,300	13,286
Energy Absolute PCL, NVDR(1)	429,100	33,425
Erawan Group PCL, NVDR	208,700	15,475
Forth Corp. PCL, NVDR(1)	18,100	3,828
GFPT PCL, NVDR	37,500	11,281
Gunkul Engineering PCL, NVDR	355,300	19,769
Hana Microelectronics PCL, NVDR	54,900	41,027
Ichitan Group PCL, NVDR	60,800	21,406
IRPC PCL, NVDR	934,300	29,705
Jasmine International PCL, NVDR(1)	142,211	6,589
Jaymart Group Holdings PCL, NVDR	48,000	12,241
KCE Electronics PCL, NVDR	74,900	59,013
Major Cineplex Group PCL, NVDR	44,000	10,525
Malee Group PCL, NVDR	10,200	1,686
MC Group PCL, NVDR	19,900	6,459
MK Restaurants Group PCL, NVDR	25,300	16,861
Mono Next PCL, NVDR(1)	141,200	7,075
Nex Point Parts PCL, NVDR(1)	278,800	6,619
Origin Property PCL, NVDR	36,100	2,429
Plan B Media PCL, NVDR	141,100	19,150
Precious Shipping PCL, NVDR	69,200	13,541
Prima Marine PCL, NVDR	78,900	15,468
PTG Energy PCL, NVDR	84,900	20,312
Quality Houses PCL, NVDR	942,700	39,575
R&B Food Supply PCL, NVDR	42,600	5,418
Regional Container Lines PCL, NVDR	34,000	28,870
Rojana Industrial Park PCL, NVDR	75,800	11,014
RS PCL, NVDR(1)	82,500	717
Sabina PCL, NVDR	13,000	6,229
Samart Corp. PCL, NVDR	76,900	15,337
Sappe PCL, NVDR	11,800	11,833
SC Asset Corp. PCL, NVDR	114,400	6,434
Singer Thailand PCL, NVDR(1)	25,800	4,391
SiS Distribution Thailand PCL, NVDR	6,600	4,299
Sri Trang Agro-Industry PCL, NVDR	107,200	40,105
Star Petroleum Refining PCL, NVDR	171,800	23,742

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Stecon Group PCL, NVDR(1)	145,000	$34,338
Susco PCL, NVDR	68,500	5,334
Taokaenoi Food & Marketing PCL, Class R, NVDR	46,700	8,084
Thaicom PCL, NVDR(1)	25,200	7,279
Thaifoods Group PCL, NVDR	99,700	15,558
Thoresen Thai Agencies PCL, NVDR	125,200	16,391
Tipco Asphalt PCL, NVDR	43,200	19,071
TOA Paint Thailand PCL, NVDR	46,200	19,677
VGI PCL, NVDR	41,100	2,668
Xspring Capital PCL, NVDR(1)	761,300	12,457
		958,205
Turkey — 2.5%
A1 Capital Yatirim Menkul Degerler AS(1)	25,604	6,250
Adel Kalemcilik Ticaret ve Sanayi AS	1,227	1,125
Adese Alisveris Merkezleri Ticaret AS(1)	96,829	43,735
Afyon Cimento Sanayi TAS	13,671	4,697
Agesa Hayat ve Emeklilik AS	2,184	9,023
Akcansa Cimento AS	3,180	10,500
Akenerji Elektrik Uretim AS(1)	13,849	3,749
Akfen Yenilenebilir Enerji AS(1)	28,591	12,721
Aksigorta AS(1)	30,418	4,976
Albaraka Turk Katilim Bankasi AS	108,956	22,915
Alcatel-Lucent Teletas Telekomunikasyon AS(1)	192	554
Alfa Solar Enerji Sanayi VE Ticaret AS(1)	2,932	3,497
Alkim Alkali Kimya AS	9,849	4,133
Alkim Kagit Sanayi ve Ticaret AS	1,204	227
Alves Enerji Kablo Uretim Sanayi VE Dis Ticaret AS(1)	3,862	3,072
Anadolu Hayat Emeklilik AS	6,285	13,591
Anatolia Tani VE Biyoteknoloji Urunleri Arastirma Gelistirme Sanayi VE TicaretAS(1)	390	117
ARD Grup Bilisim Teknolojileri AS(1)	4,723	3,173
Atp Yazilim ve Teknoloji AS	1,642	5,055
Aygaz AS	3,732	15,239
Bagfas Bandirma Gubre Fabrikalari AS(1)	9,057	8,413
Baticim Bati Anadolu Cimento Sanayii AS(1)	239,703	23,420
BatiSoke Soke Cimento Sanayii TAS(1)	46,578	16,527
Bera Holding AS(1)	61,525	26,938
Besler Gida Ve Kimya Sanayi Ve Ticaret AS(1)	14,515	5,259
Biotrend Cevre VE Enerji Yatirimlari AS(1)	14,212	7,892
Birlesim Muhendislik Isitma Sogutma Havalandirma Sanayi VE Ticaret AS(1)	1,935	808
Bogazici Beton Sanayi Ve Ticaret AS	6,541	3,357
Borlease Otomotiv AS(1)	3,925	2,194
Bursa Cimento Fabrikasi AS	60,327	10,811
Buyuk Sefler Gida Turizm Tekstil Danismanlik Organizasyon Egitim Sanayi VE Ticar	4,536	4,565
Cemas Dokum Sanayi AS(1)	58,528	9,625
Cemtas Celik Makina Sanayi Ve Ticaret AS	9,443	2,958
Cimbeton Hazirbeton ve Prefabrik Yapi Elemanlari Sanayi ve Ticaret AS(1)	33	1,956
Dardanel Onentas Gida Sanayi AS(1)	7,484	493
DMR Unlu Mamuller Uretim Gida Toptan Perakende Ihracat AS(1)	6,606	5,442
Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	37,065	6,308
Dyo Boya Fabrikalari Sanayi ve Ticaret AS(1)	804	307
Ebebek Magazacilik AS	3,410	4,418
EGE Endustri VE Ticaret AS	92	19,426
EGE Gubre Sanayii AS	3,817	10,556

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	10,374	$16,094
Eksun Gida Tarim Sanayi Ve Ticaret AS(1)	4,155	654
Elite Naturel Organik Gida Sanayi VE Ticaret AS	1,497	1,285
Enerya Enerji AS	43,944	11,767
Erbosan Erciyas Boru Sanayii ve Ticaret AS(1)	450	2,054
Escar Turizm Tasimacilik Ticaret AS	9,081	5,726
Esenboga Elektrik Uretim AS(1)	57,470	14,071
Europap Tezol Kagit Sanayi VE Ticaret AS	11,666	4,381
Europen Endustri Insaat Sanayi VE Ticaret AS(1)	103,475	22,264
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS(1)	8,330	5,913
Galatasaray Sportif Sinai ve Ticari Yatirimlar AS(1)	604,123	24,397
Garanti Faktoring AS(1)	4,956	3,492
Gedik Yatirim Menkul Degerler AS	10,150	1,875
Gelecek Varlik Yonetimi AS	987	1,745
Gentas Genel Metal Sanayi ve Ticaret AS	37,835	7,291
Gezinomi Seyahat Turizm Ticaret AS(1)	761	5,355
Girsim Elektrik Sanayi Taahut Ve Ticaret AS(1)	14,921	17,291
Goknur Gida Maddeleri Ithalat Ihracat Ticaret Ve Sanayi AS	14,988	8,832
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	810	6,810
Goodyear Lastikleri TAS(1)	2,322	1,075
Gozde Girisim Sermayesi Yatirim Ortakligi AS(1)	10,826	5,978
GSD Holding AS(1)	20,260	2,542
GUR-Sel Turizm Tasimacilik VE Servis Ticaret AS	1,945	15,829
Hareket Proje Tasimaciligi Ve Yuk Muhendisligi AS(1)	2,163	4,286
HAT-San Gemi Insaa Bakim Onarim Deniz Nakliyat Sanayi VE Ticaret AS(1)	3,371	4,373
Hektas Ticaret TAS(1)	188,100	20,031
Hitit Bilgisayar Hizmetleri AS(1)	7,611	9,554
Ihlas Holding AS(1)	74,270	7,765
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS(1)	18,790	3,723
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	6,218	9,012
Is Finansal Kiralama AS(1)	21,168	9,780
Isik Plastik Sanayi Ve Dis Ticaret Pazarlama AS	46,644	6,471
Isiklar Enerji ve Yapi Holding AS(1)	44,430	15,494
Izmir Demir Celik Sanayi AS(1)	16,867	2,711
Jantsa Jant Sanayi Ve Ticaret AS	8,748	4,977
Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	8,608	7,728
Karsan Otomotiv Sanayii Ve Ticaret AS(1)	12,810	3,786
Katilimevim Tasarruf Finansman AS	102,672	27,512
Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS(1)	172,196	12,982
Kervan Gida Sanayi Ve Ticaret AS	134,267	7,867
KOC Metalurji AS(1)	13,891	5,405
Kocaer Celik Sanayi Ve Ticaret AS	20,074	7,492
Konya Cimento Sanayii AS(1)	38	5,055
Konya Kagit Sanayi VE Ticaret AS(1)	1,290	1,369
Kordsa Teknik Tekstil AS(1)	1,980	3,298
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	14,022	26,942
Kutahya Seker Fabrikasi AS(1)	247	411
LDR Turizm AS	2,244	15,972
Link Bilgisayar Sistemleri Yazilimi Ve Donanimi Sanayi Ve Ticaret AS(1)	487	8,073
Logo Yazilim Sanayi Ve Ticaret AS	6,550	29,033
Lydia Holding AS(1)	7,225	22,832
Margun Enerji Uretim Sanayi VE Ticaret AS(1)	15,651	19,334
Marmaris Altinyunus Turistik Tesisler AS(1)	168	5,276

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	38,105	$41,407
Meditera Tibbi Malzeme Sanayi VE Ticaret AS	1,501	1,111
Menderes Tekstil Sanayi ve Ticaret AS(1)	2,003	740
MIA Teknoloji AS(1)	19,776	20,018
Naturel Yenilenebilir Enerji Ticaret AS	21,810	5,383
Naturelgaz Sanayi ve Ticaret AS	9,723	2,470
NET Holding AS(1)	30,182	37,163
Netas Telekomunikasyon AS(1)	1,580	3,072
Nuh Cimento Sanayi AS	4,298	24,762
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	102,322	15,352
Odine Solutions Teknoloji Ticaret VE Sanayi AS(1)	2,977	10,512
Orge Enerji Elektrik Taahhut AS(1)	4,507	8,942
Osmanli Yatirim Menkul Degerler AS	2,330	561
Panelsan Cati Cephe Sistemleri Sanayi VE Ticaret AS(1)	334	332
Parsan Makina Parcalari Sanayii AS(1)	931	2,134
Penta Teknoloji Urunleri Dagitim Ticaret AS(1)	9,883	3,988
Pinar Entegre Et ve Un Sanayi AS(1)	1,504	453
Pinar SUT Mamulleri Sanayii AS(1)	5,476	1,731
Platform Turizm Tasimacilik Gida Insaat Temizlik Hizmetleri Sanayi VE Ticaret AS	3,272	2,263
Polisan Holding AS	121,163	13,605
Qua Granite Hayal(1)	97,196	17,674
Ral Yatirim Holding AS(1)	2,041	6,492
Reysas Tasimacilik ve Lojistik Ticaret AS(1)	100,277	41,746
Sanko Pazarlama Ithalat Ihracat AS(1)	335	195
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	3,266	1,738
Say Yenilenebilir Enerji Ekipmanlari Sanayi ve Ticaret AS(1)	3,480	4,594
Sekerbank Turk AS	126,498	24,730
Sok Marketler Ticaret AS	21,727	21,309
SUN Tekstil Sanayi Ve Ticaret AS	8,068	8,907
Suwen Tekstil Sanayi Pazarlama AS	26,382	6,754
Tatlipinar Enerji Uretim AS(1)	4,138	5,808
Tekfen Holding AS	11,437	29,048
Teknosa Ic Ve Dis Ticaret AS(1)	2,713	1,875
Trabzonspor Sportif Yatirim ve Futbol Isletmeciligi TAS(1)	244,172	7,535
Tukas Gida Sanayi ve Ticaret AS(1)	166,269	14,193
Tumosan Motor ve Traktor Sanayi AS(1)	2,876	9,135
Turcas Petrol AS	11,563	10,168
Tureks Turizm Tasimacilik AS(1)	13,220	2,925
Turk Prysmian Kablo ve Sistemleri AS(1)	263	227
Turkiye Sinai Kalkinma Bankasi AS(1)	71,739	25,313
Ulusoy Un Sanayi ve Ticaret AS(1)	34,938	6,538
Usak Seramik Sanayii AS(1)	81,672	7,961
Vakif Finansal Kiralama AS(1)	68,119	4,539
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	6,260	9,596
VBT Yazilim AS(1)	2,810	1,515
Vestel Beyaz Esya Sanayi ve Ticaret AS	13,933	4,545
Vestel Elektronik Sanayi ve Ticaret AS(1)	7,904	8,131
Yaprak Sut ve Besi Ciftlikleri San. Ve Tic. AS	285	2,192
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS(1)	2,962	2,259
YEO Teknoloji Enerji VE Endustri AS(1)	14,296	13,233
Yunsa Yunlu Sanayi VE Ticare AS	7,264	1,607

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Zorlu Enerji Elektrik Uretim AS(1)	147,104	$13,590
		1,347,358
TOTAL COMMON STOCKS (Cost $48,903,484)		53,223,310
WARRANTS — 0.0%
Malaysia — 0.0%
Dagang NeXchange Bhd.(1)	44,400	631
NEXG Bhd.(1)	40,600	2,931
Supermax Corp. Bhd.(1)	4,080	154
VS Industry Bhd.(1)	9,180	43
		3,759
Thailand — 0.0%
Jasmine International PCL, NVDR(1)	125,306	1,744
Northeast Rubber PCL, NVDR(1)	5,000	28
Origin Property PCL, NVDR(1)	8,425	112
RS PCL, NVDR(1)	1,770	10
VGI PCL, NVDR(1)	10,270	197
		2,091
TOTAL WARRANTS (Cost $—)		5,850
RIGHTS — 0.0%
China — 0.0%
XJ International Holdings Co. Ltd.(1)(2) (Cost $—)	7,666	10
SHORT-TERM INVESTMENTS — 0.8%
Money Market Funds — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	20,070	20,070
State Street Navigator Securities Lending Government Money Market Portfolio(3)	441,920	441,920
TOTAL SHORT-TERM INVESTMENTS (Cost $461,990)		461,990
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $49,365,474)		53,691,160
OTHER ASSETS AND LIABILITIES — (0.7)%		(395,687)
TOTAL NET ASSETS — 100.0%		$53,295,473

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	21.0%
Industrials	16.4%
Consumer Discretionary	14.3%
Materials	11.7%
Financials	8.6%
Health Care	7.9%
Consumer Staples	6.4%
Real Estate	4.5%
Utilities	3.8%
Communication Services	3.7%
Energy	1.6%
Short-Term Investments	0.8%
Other Assets and Liabilities	(0.7)%

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,029,839. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,148,052, which includes securities collateral of $1,706,132.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$954,856	$52,268,454	—
Warrants	—	5,850	—
Rights	—	10	—
Short-Term Investments	461,990	—	—
	$1,416,846	$52,274,314	—

See Notes to Financial Statements.

Schedule of Investments - Avantis Emerging Markets Value ETF
AUGUST 31, 2025

	Shares	Value
COMMON STOCKS — 100.2%
Brazil — 4.7%
Allos SA	41,057	$181,816
Automob Participacoes SA(1)	6,822	16,168
Banco ABC Brasil SA, Preference Shares	34,900	141,355
Banco Bradesco SA	309,300	823,758
Banco Bradesco SA, ADR	1,044,285	3,247,726
Banco do Brasil SA	709,900	2,800,661
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	51,400	108,737
BrasilAgro - Co. Brasileira de Propriedades Agricolas	1,000	3,862
Braskem SA, Class A, ADR(1)(2)	560	1,949
Brava Energia(1)	243,480	900,390
C&A Modas SA	102,100	318,624
Cia de Ferro Ligas da Bahia FERBASA, Preference Shares	14,700	17,461
Cia Siderurgica Nacional SA, ADR(2)	329,623	464,768
Cury Construtora e Incorporadora SA	118,100	751,051
Dexco SA	16,700	17,772
EcoRodovias Infraestrutura e Logistica SA	154,900	229,985
Empreendimentos Pague Menos SA	60,508	41,515
Engie Brasil Energia SA	10,200	75,420
Even Construtora e Incorporadora SA	30,200	42,778
Fras-Le SA	21,900	94,033
Gerdau SA, ADR	302,231	930,872
Grupo Multi SA(1)	50,300	9,648
Grupo SBF SA	81,400	170,251
Guararapes Confeccoes SA	31,731	55,013
Hidrovias do Brasil SA(1)	232,234	152,914
Iochpe Maxion SA	85,200	221,727
IRB-Brasil Resseguros SA(1)	73,116	643,930
Jalles Machado SA(1)	37,700	20,651
JBS NV, BDR(1)	106,800	1,727,718
Kepler Weber SA	5,400	7,898
Klabin SA	46,900	159,769
Localiza Rent a Car SA	105	698
Lojas Renner SA	190,290	570,324
Mahle Metal Leve SA	39,000	200,544
Marfrig Global Foods SA	285,900	1,317,222
Marisa Lojas SA(1)	42,058	9,386
Motiva Infraestrutura de Mobilidade SA	137,500	366,203
Moura Dubeux Engenharia SA	17,300	83,822
Movida Participacoes SA	96,800	126,047
Oceanpact Servicos Maritimos SA(1)	49,000	62,178
Pagseguro Digital Ltd., Class A	2,161	19,363
Patria Investments Ltd., Class A	5,104	69,108
PBG SA(1)	10,300	7,770
Pet Center Comercio e Participacoes SA	165,700	120,412
Petroleo Brasileiro SA - Petrobras, ADR	47,544	589,546
Petroleo Brasileiro SA - Petrobras, ADR, Preference Shares	61,193	701,884
Petroreconcavo SA	106,600	254,023
Plano & Plano Desenvolvimento Imobiliario SA	8,600	22,778
Positivo Tecnologia SA	70,300	57,958
PRIO SA(1)	117,400	820,220

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Raizen SA, Preference Shares(1)	83,800	$17,620
Romi SA	12,012	17,480
Santos Brasil Participacoes SA	172,000	450,791
Sao Martinho SA	107,200	349,171
Ser Educacional SA	23,600	38,870
Serena Energia SA(1)	157,100	351,761
Suzano SA, ADR(2)	222,642	2,166,307
SYN prop e tech SA	11,300	13,839
Taurus Armas SA, Preference Shares	18,920	16,087
TIM SA, ADR(2)	46,423	981,847
Trisul SA	16,100	19,302
Tupy SA	3,700	9,888
Ultrapar Participacoes SA, ADR	337,579	1,232,163
Unipar Carbocloro SA, Class B Preference Shares	1,260	14,794
Vale SA, ADR	502,917	5,169,987
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	4,100	15,850
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	296,300	238,817
Vibra Energia SA	538,700	2,408,419
Wilson Sons SA	75,100	249,186
XP, Inc., Class A	156,170	2,832,924
		36,374,809
Chile — 0.7%
Banco de Chile	9,182,956	1,315,840
Banco de Credito e Inversiones SA	10,794	436,520
Banco Itau Chile SA	7,822	111,824
Cencosud Shopping SA	2,217	4,494
Colbun SA	2,621,447	393,960
Embotelladora Andina SA, Class B Preference Shares	95,655	378,924
Empresa Nacional de Telecomunicaciones SA	40,926	141,419
Empresas CMPC SA	125,863	197,353
Empresas Copec SA	29,213	218,116
Falabella SA	68,291	388,694
Parque Arauco SA	55,119	126,561
Ripley Corp. SA	140,653	67,210
Salfacorp SA	21,953	20,095
Sociedad Quimica y Minera de Chile SA, ADR(1)	34,197	1,556,305
		5,357,315
China — 26.8%
3SBio, Inc.(1)(2)	2,002,000	7,530,904
AAC Technologies Holdings, Inc.	337,500	1,882,353
Agile Group Holdings Ltd.(1)	24,000	1,415
A-Living Smart City Services Co. Ltd.(2)	582,500	230,397
Aluminum Corp. of China Ltd., H Shares	2,526,000	2,263,011
ANE Cayman, Inc.(1)	9,000	9,707
Anhui Expressway Co. Ltd., H Shares	134,000	202,272
ANTA Sports Products Ltd.	443,400	5,516,983
Anton Oilfield Services Group	2,464,000	422,086
Autohome, Inc., ADR	9	260
BAIC Motor Corp. Ltd., H Shares(1)	1,462,000	385,684
Bank of Chongqing Co. Ltd., H Shares	463,500	444,695
Beijing Jingneng Clean Energy Co. Ltd., H Shares	788,000	240,976
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(2)	11,000	12,959
Binjiang Service Group Co. Ltd.	6,000	19,077

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
BOC Aviation Ltd.	97,400	$874,246
BOE Varitronix Ltd.	338,000	264,515
Bosideng International Holdings Ltd.	4,206,000	2,434,337
C&D International Investment Group Ltd.(2)	146,049	348,322
C&D Property Management Group Co. Ltd.	32,919	13,482
Canadian Solar, Inc.(1)(2)	16,283	159,248
Cango, Inc., ADR(1)(2)	22,930	109,376
Central China New Life Ltd.(1)	116,000	15,333
China Automotive Systems, Inc.(1)	4,064	16,744
China BlueChemical Ltd., H Shares	174,000	54,560
China Bohai Bank Co. Ltd., H Shares(1)	193,500	25,392
China Chunlai Education Group Co. Ltd.	79,000	44,349
China CITIC Bank Corp. Ltd., H Shares	3,683,000	3,293,211
China Coal Energy Co. Ltd., H Shares	1,569,000	1,906,735
China Communications Services Corp. Ltd., H Shares	1,388,000	827,850
China Conch Venture Holdings Ltd.	146,500	194,688
China Datang Corp. Renewable Power Co. Ltd., H Shares	1,320,000	405,765
China East Education Holdings Ltd.(1)	762,500	791,322
China Education Group Holdings Ltd.	875,949	321,670
China Everbright Bank Co. Ltd., H Shares	2,050,000	921,748
China Everbright Environment Group Ltd.	58,000	32,708
China Everbright Greentech Ltd.	40,000	4,884
China Feihe Ltd.	2,077,000	1,175,575
China Foods Ltd.	262,000	133,995
China Galaxy Securities Co. Ltd., H Shares	1,200,000	1,732,298
China Glass Holdings Ltd.(1)	88,000	2,834
China Hanking Holdings Ltd.	732,000	266,055
China High Speed Transmission Equipment Group Co. Ltd.(1)(2)	66,000	11,124
China Hongqiao Group Ltd.	2,347,000	7,725,287
China International Capital Corp. Ltd., H Shares	778,000	2,134,182
China Kepei Education Group Ltd.(2)	104,000	20,878
China Lesso Group Holdings Ltd.	778,000	483,219
China Longyuan Power Group Corp. Ltd., H Shares	2,794,000	2,417,030
China Meidong Auto Holdings Ltd.	572,000	157,307
China Minsheng Banking Corp. Ltd., H Shares	1,560,000	889,555
China National Building Material Co. Ltd., H Shares	3,188,718	2,316,978
China New Higher Education Group Ltd.(1)	778,029	108,945
China Nonferrous Mining Corp. Ltd.	1,555,000	2,082,290
China Oriental Group Co. Ltd.	4,000	857
China Pacific Insurance Group Co. Ltd., H Shares	1,018,200	4,673,495
China Petroleum & Chemical Corp., Class H	264,000	146,622
China Power International Development Ltd.(2)	2,360,000	948,756
China Railway Group Ltd., H Shares	2,318,000	1,179,129
China Resources Beverage Holdings Co. Ltd.(2)	310,000	455,262
China Resources Building Materials Technology Holdings Ltd.	978,000	233,271
China Resources Land Ltd.	1,857,500	7,347,188
China Resources Medical Holdings Co. Ltd.	4,000	1,876
China Resources Mixc Lifestyle Services Ltd.	203,600	1,021,257
China Resources Power Holdings Co. Ltd.(2)	1,568,000	3,620,790
China Risun Group Ltd.(2)	56,000	17,518
China Sanjiang Fine Chemicals Co. Ltd.(1)	16,000	3,924
China Shineway Pharmaceutical Group Ltd.	113,000	125,487
China South City Holdings Ltd.(1)(2)	854,000	11,722

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
China Sunshine Paper Holdings Co. Ltd.(1)	186,000	$43,325
China Taiping Insurance Holdings Co. Ltd.	1,670,800	3,490,849
China Tower Corp. Ltd., H Shares	3,299,800	4,984,884
China Traditional Chinese Medicine Holdings Co. Ltd.	590,000	166,103
China Travel International Investment Hong Kong Ltd.	118,000	22,920
China XLX Fertiliser Ltd.	830,000	787,410
China Yongda Automobiles Services Holdings Ltd.(2)	1,480,500	413,770
China Youran Dairy Group Ltd.(1)	1,712,000	857,459
Chongqing Rural Commercial Bank Co. Ltd., H Shares	97,000	71,757
Chow Tai Fook Jewellery Group Ltd.(2)	258,600	485,942
CIMC Enric Holdings Ltd.	268,000	248,675
CITIC Ltd.	2,067,000	2,967,442
CMOC Group Ltd., H Shares	1,758,000	2,704,615
COFCO Joycome Foods Ltd.(1)(2)	3,155,000	729,657
Concord New Energy Group Ltd.	3,280,000	166,496
COSCO SHIPPING Holdings Co. Ltd., Class H(2)	648,500	1,129,989
COSCO SHIPPING Ports Ltd.	507,826	368,704
CSPC Pharmaceutical Group Ltd.	5,198,000	6,757,095
CSSC Hong Kong Shipping Co. Ltd.	310,000	79,322
Damai Entertainment Holdings Ltd.(1)	13,020,000	1,951,288
Dongfeng Motor Group Co. Ltd., Class H	756,000	868,526
Edvantage Group Holdings Ltd.	18,652	3,839
Essex Bio-technology Ltd.	41,000	27,379
Ever Sunshine Services Group Ltd.	358,000	89,710
Excellence Commercial Property & Facilities Management Group Ltd.	96,000	14,970
FIH Mobile Ltd.(1)	378,200	744,617
FinVolution Group, ADR	95,679	789,352
Fosun International Ltd.	467,500	318,448
Fu Shou Yuan International Group Ltd.(2)	744,000	318,595
Fufeng Group Ltd.	1,658,000	1,983,582
GDS Holdings Ltd., Class A(1)	1,400	6,066
Geely Automobile Holdings Ltd.	3,825,000	9,647,962
Gemdale Properties & Investment Corp. Ltd.(1)(2)	490,000	16,145
Goodbaby International Holdings Ltd.	745,000	140,018
Grand Pharmaceutical Group Ltd.(2)	524,000	634,366
Great Wall Motor Co. Ltd., H Shares	273,500	655,763
Greentown China Holdings Ltd.	1,064,500	1,344,801
Greentown Management Holdings Co. Ltd.(2)	649,000	241,230
Guangzhou R&F Properties Co. Ltd., H Shares(1)(2)	164,000	15,696
Guoquan Food Shanghai Co. Ltd.	886,400	373,584
Haichang Ocean Park Holdings Ltd.(1)(2)	1,961,000	186,781
Haitian International Holdings Ltd.	224,000	635,010
Harbin Electric Co. Ltd., H Shares	688,000	714,024
Hengan International Group Co. Ltd.	548,000	1,748,331
Hisense Home Appliances Group Co. Ltd., H Shares	113,000	350,480
Hua Hong Semiconductor Ltd.(1)(2)	2,000	13,847
Huaneng Power International, Inc., H Shares	2,186,000	1,570,704
iDreamSky Technology Holdings Ltd.(1)	119,200	17,601
Ingdan, Inc.(1)	623,000	205,494
Inkeverse Group Ltd.(1)	1,680,000	348,408
iQIYI, Inc., ADR(1)(2)	322,619	854,940
JD Logistics, Inc.(1)	1,175,600	1,953,261
JD.com, Inc., ADR	49,989	1,553,158

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Jiayin Group, Inc., ADR(2)	4,201	$52,849
Jinke Smart Services Group Co. Ltd., H Shares(1)	26,500	21,855
Jinxin Fertility Group Ltd.(1)(2)	9,000	3,348
Jiumaojiu International Holdings Ltd.(2)	1,216,000	378,418
JNBY Design Ltd.	259,000	670,932
Kangji Medical Holdings Ltd.	64,000	71,252
Kinetic Development Group Ltd.(2)	2,878,000	444,600
Kingboard Holdings Ltd.	679,500	2,501,060
Kingboard Laminates Holdings Ltd.	14,000	23,869
Kingsoft Corp. Ltd.	705,200	3,106,240
Kuaishou Technology(1)	919,900	9,016,251
Launch Tech Co. Ltd., Class H(2)	53,500	76,352
Lee & Man Paper Manufacturing Ltd.(2)	353,000	133,805
Lingbao Gold Group Co. Ltd., Class H(2)	533,000	986,726
Linklogis, Inc., Class B(2)	37,500	12,552
Longfor Group Holdings Ltd.(2)	1,475,163	2,022,807
Lonking Holdings Ltd.	1,985,000	690,136
Lufax Holding Ltd., ADR(1)	14,642	43,047
LVGEM China Real Estate Investment Co. Ltd.(1)	142,000	5,150
Maoyan Entertainment(2)	1,200	1,199
Midea Real Estate Holding Ltd.(1)(2)	385,000	236,583
Minth Group Ltd.	424,000	1,801,279
MMG Ltd.(1)	4,909,600	3,280,224
NetDragon Websoft Holdings Ltd.	1,000	1,342
New China Life Insurance Co. Ltd., H Shares	797,600	4,962,613
Newborn Town, Inc.(1)	318,000	504,788
Nexteer Automotive Group Ltd.	1,219,000	1,077,743
Nine Dragons Paper Holdings Ltd.(1)	1,663,000	1,209,211
Noah Holdings Ltd., ADR	7,552	94,022
Orient Overseas International Ltd.	44,000	770,988
People's Insurance Co. Group of China Ltd., H Shares	3,966,000	3,566,270
Perennial Energy Holdings Ltd.(1)	130,000	12,987
PICC Property & Casualty Co. Ltd., H Shares	806,000	1,947,915
Poly Property Group Co. Ltd.(2)	1,745,000	359,826
Poly Property Services Co. Ltd., Class H	222,200	1,005,365
Postal Savings Bank of China Co. Ltd., H Shares	78,000	54,320
Powerlong Commercial Management Holdings Ltd.(1)	20,500	5,944
Precision Tsugami China Corp. Ltd.	120,000	433,741
Q Technology Group Co. Ltd.	544,000	1,126,789
Qfin Holdings, Inc., ADR	72,858	2,121,625
Radiance Holdings Group Co. Ltd.(1)(2)	522,000	182,383
Scholar Education Group	151,000	46,998
Seazen Group Ltd.(1)	860,000	275,410
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	9,200	6,952
Shanghai Chicmax Cosmetic Co. Ltd.	42,700	498,127
Shanghai Industrial Holdings Ltd.	51,000	94,760
Shenzhen Expressway Corp. Ltd., H Shares(2)	86,000	79,012
Shenzhen International Holdings Ltd.	309,420	312,166
Shimao Services Holdings Ltd.(1)	2,000	194
Shougang Fushan Resources Group Ltd.	2,179,000	770,940
Shui On Land Ltd.	481,500	47,035
Sichuan Expressway Co. Ltd., Class H(2)	154,000	95,064
Simcere Pharmaceutical Group Ltd.(2)	46,000	83,421

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Sino-Ocean Group Holding Ltd.(1)(2)	3,000	$48
Sinotruk Hong Kong Ltd.	142,000	414,018
Skyworth Group Ltd.(1)	261,457	116,561
SOHO China Ltd.(1)	427,500	33,135
SSY Group Ltd.	858,000	313,362
Sun Art Retail Group Ltd.	2,279,500	595,029
Sunac Services Holdings Ltd.	1,747,000	375,691
Sunshine Insurance Group Co. Ltd.	556,000	299,600
Sunshine Lake Pharma Co. Ltd.(1)(2)	118	786
SY Holdings Group Ltd.(2)	232,000	355,026
Tianli International Holdings Ltd.(2)	680,000	331,700
Tingyi Cayman Islands Holding Corp.	1,442,000	2,049,223
Tongda Group Holdings Ltd.(1)	190,000	2,689
Topsports International Holdings Ltd.	2,546,000	1,059,032
Tsaker New Energy Tech Co. Ltd.	56,500	5,728
Tsingtao Brewery Co. Ltd., H Shares	72,000	468,215
Uni-President China Holdings Ltd.	149,000	177,982
Vipshop Holdings Ltd., ADR	283,661	4,748,485
Viva Biotech Holdings(1)	9,000	3,091
Vnet Group, Inc., ADR(1)(2)	1,416	12,263
Want Want China Holdings Ltd.	3,714,000	2,582,247
Wasion Holdings Ltd.	482,000	716,192
Weibo Corp., ADR(2)	87,397	1,001,570
Weichai Power Co. Ltd., H Shares	294,000	618,039
West China Cement Ltd.(2)	2,204,000	753,099
Xiabuxiabu Catering Management China Holdings Co. Ltd.(1)	240,000	25,128
Xinjiang Xinxin Mining Industry Co. Ltd., H Shares	47,000	8,690
Xinyi Energy Holdings Ltd.(2)	92,325	15,070
Xinyi Solar Holdings Ltd.(2)	1,048,000	456,373
XJ International Holdings Co. Ltd.(1)	922,000	23,698
Xtep International Holdings Ltd.	1,608,186	1,374,561
Yankuang Energy Group Co. Ltd., H Shares(2)	2,000	2,326
Yihai International Holding Ltd.(2)	474,000	836,915
Yuexiu Property Co. Ltd.	293,000	186,889
Yuexiu Services Group Ltd.	64,000	23,134
Yuexiu Transport Infrastructure Ltd.	650,000	357,704
Yum China Holdings, Inc.	24,782	1,108,251
Zengame Technology Holding Ltd.	142,000	47,195
Zhaojin Mining Industry Co. Ltd., H Shares	1,238,000	3,888,574
Zhejiang Expressway Co. Ltd., H Shares	44,760	39,557
Zhejiang Leapmotor Technology Co. Ltd.(1)	119,600	998,273
Zhongsheng Group Holdings Ltd.(2)	426,000	883,825
Zhou Hei Ya International Holdings Co. Ltd.	790,000	248,550
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	3,600	2,991
ZTO Express Cayman, Inc., ADR	133,826	2,435,633
		207,806,993
Greece — 0.8%
Aegean Airlines SA	9,756	163,807
Alpha Bank SA	150,640	597,607
Eurobank Ergasias Services & Holdings SA, Class A	196,277	721,330
GEK TERNA SA	6,137	160,877
Hellenic Telecommunications Organization SA	3,023	56,263
HELLENiQ ENERGY Holdings SA	26,170	263,067

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
LAMDA Development SA(1)	12,980	$112,291
Motor Oil Hellas Corinth Refineries SA	14,051	414,141
National Bank of Greece SA	111,788	1,548,133
Optima bank SA	23,874	218,109
Piraeus Financial Holdings SA(1)	198,273	1,534,436
Titan SA	5,692	247,180
		6,037,241
Hong Kong — 0.0%
EVA Precision Industrial Holdings Ltd.	54,000	6,249
Hilong Holding Ltd.(1)	205,000	4,129
Jinchuan Group International Resources Co. Ltd.(1)(2)	49,000	3,017
Shanghai Industrial Urban Development Group Ltd.(1)	240,000	10,511
Shinsun Holdings Group Co. Ltd.(1)	137,000	176
		24,082
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	3,635	31,283
OTP Bank Nyrt	28,230	2,462,340
		2,493,623
India — 19.5%
5Paisa Capital Ltd.(1)	3,763	15,184
Aadhar Housing Finance Ltd.(1)	9,480	54,060
Aarti Industries Ltd.	46,403	197,765
Aarti Pharmalabs Ltd.	5,749	54,869
Accelya Solutions India Ltd.	954	15,125
Action Construction Equipment Ltd.	9,391	112,019
Adani Ports & Special Economic Zone Ltd.	110,590	1,647,534
Adani Power Ltd.(1)	93,763	639,298
Aditya Birla Capital Ltd.(1)	101,920	321,188
Aditya Birla Sun Life Asset Management Co. Ltd.	30,896	292,590
AGI Greenpac Ltd.	14,938	151,295
AGI Infra Ltd.	3,241	41,760
AGS Transact Technologies Ltd.(1)	24,586	1,623
Ajanta Pharma Ltd.	7,940	223,112
Allcargo Logistics Ltd.	37,584	13,315
Allcargo Terminals Ltd.(1)	9,396	2,879
Amara Raja Energy & Mobility Ltd.	41,686	468,697
Amber Enterprises India Ltd.(1)	8,779	723,048
Ambika Cotton Mills Ltd.	311	4,963
Anant Raj Ltd.	33,112	194,066
Andhra Sugars Ltd.	4,689	4,007
Angel One Ltd.	22,937	574,948
Apar Industries Ltd.	7,554	662,646
APL Apollo Tubes Ltd.	10,245	186,469
Apollo Hospitals Enterprise Ltd.	1,240	107,082
Apollo Tyres Ltd.	128,266	671,866
Aptech Ltd.	2,186	3,218
Aptus Value Housing Finance India Ltd.	75,532	272,166
Archean Chemical Industries Ltd.	29,536	219,873
Arvind Fashions Ltd.	11,545	68,004
Arvind Ltd.	70,690	225,382
Asahi India Glass Ltd.(1)	3,006	28,533
Ashok Leyland Ltd.	496,800	714,800
Ashoka Buildcon Ltd.(1)	31,206	61,178

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Aster DM Healthcare Ltd.	27,211	$185,480
Astra Microwave Products Ltd.(1)	7,929	92,012
Aurobindo Pharma Ltd.	62,517	728,406
Avadh Sugar & Energy Ltd.	1,300	6,067
Avanti Feeds Ltd.	12,346	90,018
Axis Bank Ltd., GDR	16,670	990,512
Bajaj Auto Ltd.	7,508	734,785
Bajaj Consumer Care Ltd.(1)	11,479	30,524
Bajaj Finance Ltd.	221,920	2,210,703
Bajaj Finserv Ltd.	4,134	89,737
Bajaj Hindusthan Sugar Ltd.(1)	393,023	90,137
Bajel Projects Ltd.(1)	4,771	10,910
Balaji Amines Ltd.	2,247	37,156
Balkrishna Industries Ltd.	22,603	587,476
Balrampur Chini Mills Ltd.	40,732	247,758
Banco Products India Ltd.	10,766	70,412
Bandhan Bank Ltd.	390,427	716,416
Bank of Baroda	285,035	752,979
BASF India Ltd.	1,729	90,259
Bata India Ltd.	17,876	222,536
Bayer CropScience Ltd.	4,553	270,176
BEML Ltd.	4,052	176,344
Best Agrolife Ltd.	2,513	10,229
Bhansali Engineering Polymers Ltd.	3,804	4,471
Bharat Electronics Ltd.	675,918	2,832,299
Bharat Forge Ltd.	37,460	470,246
Bharat Heavy Electricals Ltd.	161,556	381,174
Bharat Petroleum Corp. Ltd.	590,075	2,063,025
Birla Corp. Ltd.(1)	4,926	69,931
BirlaNu Ltd.	251	5,334
Birlasoft Ltd.	20,238	84,410
Blue Dart Express Ltd.	1,633	103,831
Bluspring Enterprises Ltd.(1)	11,914	10,739
Bombay Burmah Trading Co.	10,853	215,983
Bombay Dyeing & Manufacturing Co. Ltd.	65,785	126,718
Borosil Renewables Ltd.(1)	3,660	22,891
Brigade Enterprises Ltd.	23,579	246,902
Brightcom Group Ltd.(1)	813,426	149,550
BSE Ltd.	64,938	1,544,659
Butterfly Gandhimathi Appliances Ltd.(1)	68	561
Can Fin Homes Ltd.	37,412	304,750
Canara Bank	217,430	256,059
Cantabil Retail India Ltd.	16,237	46,305
Capacit'e Infraprojects Ltd.(1)	16,187	51,741
Caplin Point Laboratories Ltd.	145	3,452
Castrol India Ltd.	193,676	433,262
CCL Products India Ltd.	7,880	77,968
Ceat Ltd.	15,420	547,922
Century Enka Ltd.	2,034	11,553
Cera Sanitaryware Ltd.	575	41,180
Chalet Hotels Ltd.(1)	2,277	26,072
Chambal Fertilisers & Chemicals Ltd.	115,968	710,237
Chennai Petroleum Corp. Ltd.	28,167	206,191

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Cholamandalam Investment & Finance Co. Ltd.	131,370	$2,119,022
CIE Automotive India Ltd.	265	1,157
Cipla Ltd.	11,659	210,156
City Union Bank Ltd.	189,908	422,250
CMS Info Systems Ltd.	47,109	219,173
Coal India Ltd.	533,275	2,266,301
Cochin Shipyard Ltd.	22,331	407,423
Cohance Lifesciences Ltd.(1)	12,009	119,753
Confidence Petroleum India Ltd.	23,445	12,589
Coromandel International Ltd.	58,945	1,543,033
Cosmo First Ltd.	2,175	24,417
Craftsman Automation Ltd.	4,452	349,195
CreditAccess Grameen Ltd.(1)	20,459	324,645
Credo Brands Marketing Ltd.(1)	9,928	13,580
CSB Bank Ltd.(1)	23,056	94,829
Cyient Ltd.	26,619	352,748
Dalmia Bharat Ltd.	517	14,087
Dalmia Bharat Sugar & Industries Ltd.	1,821	7,745
DCB Bank Ltd.	55,257	76,753
DCM Shriram Ltd.	10,064	141,535
DCW Ltd.(1)	60,041	49,476
Deepak Fertilisers & Petrochemicals Corp. Ltd.	14,955	235,357
Deepak Nitrite Ltd.	5,896	119,735
Dhampur Bio Organics Ltd.	1,877	1,820
Dhampur Sugar Mills Ltd.(1)	12,479	17,551
Digitide Solutions Ltd.(1)	11,914	27,121
Dilip Buildcon Ltd.	20,482	108,091
Dwarikesh Sugar Industries Ltd.	12,008	5,370
eClerx Services Ltd.	5,833	279,242
Edelweiss Financial Services Ltd.	102,601	124,642
Eicher Motors Ltd.	6,288	435,146
EID Parry India Ltd.(1)	52,624	672,037
Elecon Engineering Co. Ltd.	14,376	90,094
Emami Ltd.	38,383	249,892
Endurance Technologies Ltd.	2,695	87,686
Engineers India Ltd.	44,338	99,747
Epack Durable Ltd.(1)	31,277	134,628
Epigral Ltd.	4,773	98,120
EPL Ltd.	83,278	212,162
Equitas Small Finance Bank Ltd.(1)	96,941	55,272
Escorts Kubota Ltd.	4,030	163,165
Ester Industries Ltd.(1)	4,313	5,326
Eveready Industries India Ltd.	21,670	103,625
Everest Industries Ltd.(1)	1,179	8,960
Everest Kanto Cylinder Ltd.	25,349	39,402
Excel Industries Ltd.	459	6,424
Exide Industries Ltd.	12,458	56,018
Federal Bank Ltd.	441,587	960,438
Filatex India Ltd.	92,883	54,661
Fine Organic Industries Ltd.	1,918	102,161
Finolex Industries Ltd.	46,631	112,191
Five-Star Business Finance Ltd.	62,668	387,471
Force Motors Ltd.(1)	2,646	584,552

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
G R Infraprojects Ltd.	1,800	$25,521
Gabriel India Ltd.	19,239	251,586
Galaxy Surfactants Ltd.	679	17,420
Garden Reach Shipbuilders & Engineers Ltd.	4,895	130,470
Gateway Distriparks Ltd.	19,801	14,455
Geojit Financial Services Ltd.	52,137	42,155
GHCL Ltd.	23,945	150,170
GHCL Textiles Ltd.	13,434	12,124
GIC Housing Finance Ltd.	10,437	20,377
Glenmark Pharmaceuticals Ltd.	45,061	982,549
Global Health Ltd.	16,312	254,043
Globus Spirits Ltd.	4,244	57,960
Godawari Power & Ispat Ltd.	156,836	413,859
Godrej Agrovet Ltd.	20,225	169,929
Gokaldas Exports Ltd.(1)	26,156	200,053
Gokul Agro Resources Ltd.(1)	26,678	98,725
Granules India Ltd.	34,246	191,229
Grasim Industries Ltd.	39,614	1,246,658
Great Eastern Shipping Co. Ltd.	51,791	544,508
Greenpanel Industries Ltd.	3,008	9,230
Greenply Industries Ltd.	16,723	58,497
Gufic Biosciences Ltd.	5,829	24,253
Gujarat Alkalies & Chemicals Ltd.	3,982	25,477
Gujarat Ambuja Exports Ltd.	28,756	33,736
Gujarat Mineral Development Corp. Ltd.	13,196	60,511
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	40,371	239,237
Gujarat Pipavav Port Ltd.	102,692	173,651
Gujarat State Fertilizers & Chemicals Ltd.	81,386	182,316
Gulf Oil Lubricants India Ltd.	7,317	103,761
Hathway Cable & Datacom Ltd.(1)	169,968	28,171
HBL Engineering Ltd.	17,551	160,904
HCL Technologies Ltd.	232,547	3,834,375
HDFC Asset Management Co. Ltd.	24,905	1,542,941
HealthCare Global Enterprises Ltd.(1)	9,740	74,333
Heritage Foods Ltd.	15,708	82,236
Hero MotoCorp Ltd.	26,381	1,521,275
HG Infra Engineering Ltd.	7,303	80,440
Himadri Speciality Chemical Ltd., ADR	55,687	281,572
Hindalco Industries Ltd.	322,406	2,576,464
Hinduja Global Solutions Ltd.	845	4,910
Hindustan Aeronautics Ltd.	19,006	934,520
Hindustan Copper Ltd.	38,304	99,957
Hindustan Petroleum Corp. Ltd.	367,717	1,568,095
Hindware Home Innovation Ltd.(1)	2,624	9,222
HI-Tech Pipes Ltd.	26,581	25,963
I G Petrochemicals Ltd.	1,051	5,113
ICICI Bank Ltd.	16,313	258,477
IIFL Capital Services Ltd.	99,811	335,580
IIFL Finance Ltd.(1)	158,533	768,365
India Glycols Ltd.(1)	16,556	153,216
IndiaMart InterMesh Ltd.	11,484	338,318
Indian Bank	40,248	298,222
Indian Energy Exchange Ltd.	63,666	100,965

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Indian Metals & Ferro Alloys Ltd.	1,190	$11,638
Indian Oil Corp. Ltd.	827,582	1,282,421
Indian Renewable Energy Development Agency Ltd.(1)	22,551	35,956
Indus Towers Ltd.(1)	437,736	1,681,761
IndusInd Bank Ltd.(1)	2,827	23,692
INOX India Ltd.	4,147	52,665
Intellect Design Arena Ltd.	15,447	171,215
IOL Chemicals & Pharmaceuticals Ltd.	16,345	16,818
IRCON International Ltd.	44,986	81,903
ITD Cementation India Ltd.	51,929	417,401
J Kumar Infraprojects Ltd.	15,616	109,427
Jai Balaji Industries Ltd.(1)	42,560	49,959
Jaiprakash Power Ventures Ltd.(1)	285,099	59,453
Jammu & Kashmir Bank Ltd.	244,848	274,750
Jamna Auto Industries Ltd.	114,313	134,584
Jana Small Finance Bank Ltd.(1)	9,150	50,937
Jayaswal NECO Industries Ltd.(1)	33,883	22,217
Jindal Poly Films Ltd.	1,238	8,437
Jindal Saw Ltd.	81,100	181,616
Jindal Stainless Ltd.	116,995	1,012,891
Jindal Steel Ltd.	169,806	1,821,607
JK Cement Ltd.	8,590	677,222
JK Lakshmi Cement Ltd.	15,916	166,377
JK Paper Ltd.	25,694	109,216
JK Tyre & Industries Ltd.	78,669	286,281
JM Financial Ltd.	235,243	473,118
Johnson Controls-Hitachi Air Conditioning India Ltd.	385	7,554
JSW Energy Ltd.	90,926	503,811
JSW Steel Ltd.	137,289	1,600,397
Jubilant Ingrevia Ltd.	15,747	129,262
Jubilant Pharmova Ltd.	14,710	170,706
Kajaria Ceramics Ltd.	39,103	537,291
Kalpataru Projects International Ltd.	26,004	368,949
Karnataka Bank Ltd.	108,179	210,496
Karur Vysya Bank Ltd.	249,381	605,293
Kaveri Seed Co. Ltd.	12,778	168,964
KCP Ltd.	12,788	28,592
KEC International Ltd.	34,010	311,390
Kirloskar Brothers Ltd.	6,089	134,002
Kirloskar Ferrous Industries Ltd.	14,319	89,173
Kirloskar Oil Engines Ltd.	17,266	176,366
KNR Constructions Ltd.	17,237	37,296
Kolte-Patil Developers Ltd.(1)	2,489	13,207
Kotak Mahindra Bank Ltd.	269,920	6,003,360
KPI Green Energy Ltd.	23,238	126,825
KPIT Technologies Ltd.	7,670	103,506
KPR Mill Ltd.	4,523	50,664
KRBL Ltd.	4,023	19,668
Krsnaa Diagnostics Ltd.	3,390	30,333
L&T Finance Ltd.	211,252	520,372
Larsen & Toubro Ltd.	117,232	4,786,474
Laurus Labs Ltd.	29,514	286,750
Laxmi Organic Industries Ltd.	17,824	40,858

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
LG Balakrishnan & Bros Ltd.	4,162	$59,972
LIC Housing Finance Ltd.	165,541	1,042,738
LT Foods Ltd.	39,856	190,631
LUX Industries Ltd.	271	3,920
Maharashtra Seamless Ltd.	24,985	181,834
Mahindra & Mahindra Financial Services Ltd.	98,147	282,695
Mahindra & Mahindra Ltd.	102,801	3,730,007
Mahindra Logistics Ltd.	10,289	37,029
Maithan Alloys Ltd.	648	7,656
Manali Petrochemicals Ltd.	13,942	10,190
Manappuram Finance Ltd.	399,872	1,185,110
Mangalore Chemicals & Fertilizers Ltd.	17,911	70,146
Marksans Pharma Ltd.	83,831	160,355
Maruti Suzuki India Ltd.	35,744	5,998,824
MAS Financial Services Ltd.	5,661	19,910
Matrimony.com Ltd.	3,231	18,644
Mazagon Dock Shipbuilders Ltd.	5,066	149,374
Medplus Health Services Ltd.(1)	4,549	43,428
Meghmani Organics Ltd.(1)	23,240	21,603
Minda Corp. Ltd.	26,484	149,974
MOIL Ltd.	8,159	30,600
Motherson Sumi Wiring India Ltd.	70,026	33,052
Motilal Oswal Financial Services Ltd.	48,784	474,568
Mphasis Ltd.	16,726	527,721
MRF Ltd.	466	744,703
Mrs Bectors Food Specialities Ltd.	1,317	20,588
MSTC Ltd.	897	4,590
Multi Commodity Exchange of India Ltd.	7,292	611,671
Muthoot Finance Ltd.	54,226	1,623,818
Muthoot Microfin Ltd.(1)	9,966	17,226
Narayana Hrudayalaya Ltd.	17,172	341,336
Natco Pharma Ltd.	12,871	125,845
National Aluminium Co. Ltd.	276,735	585,150
National Fertilizers Ltd.	11,767	12,855
Nava Ltd.	47,256	368,372
Navin Fluorine International Ltd.	15,634	830,605
NCC Ltd.	152,198	353,250
NESCO Ltd.	3,101	49,383
Neuland Laboratories Ltd.	1,328	202,592
NIIT Learning Systems Ltd.	6,430	23,924
Nippon Life India Asset Management Ltd.	53,044	472,141
NLC India Ltd.	23,997	61,230
NMDC Ltd.	1,035,997	809,282
NOCIL Ltd.	23,640	47,462
NTPC Ltd.	753,177	2,798,711
Nuvama Wealth Management Ltd.	9,312	674,074
Oil & Natural Gas Corp. Ltd.	817,914	2,167,762
Oil India Ltd.	137,056	606,824
Olectra Greentech Ltd.	470	8,225
Onesource Specialty Pharma Ltd.(1)	7,814	167,523
Optiemus Infracom Ltd.(1)	2,901	18,316
Oracle Financial Services Software Ltd.	5,461	513,653
Orient Cement Ltd.	10,916	26,865

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Orient Electric Ltd.	17,185	$41,884
Orient Green Power Co. Ltd.(1)	230,963	35,684
Panama Petrochem Ltd.	7,332	24,538
Paradeep Phosphates Ltd.	277,238	683,316
PCBL Chemical Ltd.	73,480	309,592
Pearl Global Industries Ltd.	3,411	47,857
Pennar Industries Ltd.(1)	25,863	70,200
Persistent Systems Ltd.	12,534	753,140
Petronet LNG Ltd.	258,835	790,785
PNB Housing Finance Ltd.	25,989	222,112
PNC Infratech Ltd.	39,746	137,175
Pondy Oxides & Chemicals Ltd.	3,672	43,799
Power Finance Corp. Ltd.	423,224	1,822,600
Power Mech Projects Ltd.	3,410	116,219
Prakash Industries Ltd.	44,580	79,236
Pricol Ltd.(1)	28,946	150,896
Prince Pipes & Fittings Ltd.	3,796	13,720
Prism Johnson Ltd.(1)	17,007	28,182
PTC India Ltd.	119,175	236,699
Quess Corp. Ltd.	18,651	56,710
Railtel Corp. of India Ltd.	49,019	182,423
Rain Industries Ltd.	48,778	75,182
Ramco Cements Ltd.	39,260	466,207
Ramkrishna Forgings Ltd.	28,820	185,255
Rane Holdings Ltd.	3,225	54,981
Rashtriya Chemicals & Fertilizers Ltd.	32,956	55,671
Raymond Lifestyle Ltd.(1)	8,304	104,306
Raymond Ltd.(1)	10,381	70,658
Raymond Realty Ltd.(1)	10,381	71,383
RBL Bank Ltd.(1)	257,229	762,126
REC Ltd.	515,377	2,047,350
Redington Ltd.	102,736	280,681
Reliance Power Ltd.(1)	587,154	292,925
Religare Enterprises Ltd.(1)	73,378	197,592
Repco Home Finance Ltd.	27,990	110,077
Restaurant Brands Asia Ltd.(1)	46,421	42,066
Rhi Magnesita India Ltd.	3,248	17,457
RITES Ltd.	28,436	78,715
Rolex Rings Ltd.(1)	969	14,969
RPG Life Sciences Ltd.	1,481	38,981
Rupa & Co. Ltd.	11,092	23,787
SAMHI Hotels Ltd.(1)	26,195	62,868
Sammaan Capital Ltd.	141,669	199,068
Samvardhana Motherson International Ltd.	757,773	796,343
Sanghi Industries Ltd.(1)	11,763	8,384
Sanghvi Movers Ltd.(1)	17,142	63,447
Sanofi India Ltd.	2,035	118,653
Sansera Engineering Ltd.	22,165	319,270
Sarda Energy & Minerals Ltd.	49,853	338,150
Satia Industries Ltd.	7,648	7,082
Satin Creditcare Network Ltd.(1)	27,482	42,140
SBFC Finance Ltd.(1)	183,400	219,778
SBI Cards & Payment Services Ltd.	33,618	306,614

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
SEAMEC Ltd.(1)	1,351	$15,135
SH Kelkar & Co. Ltd.	16,969	47,958
Sharda Cropchem Ltd.	934	10,051
Share India Securities Ltd.	36,311	59,922
Shipping Corp. of India Land & Assets Ltd.	12,981	7,178
Shipping Corp. of India Ltd.	98,450	235,969
Shree Cement Ltd.	396	131,440
Shriram Finance Ltd.	386,502	2,545,544
Shriram Pistons & Rings Ltd.	6,636	188,776
Shyam Metalics & Energy Ltd.	35,910	368,827
Siyaram Silk Mills Ltd.	1,138	7,941
SKF India Ltd.	319	16,063
SMC Global Securities Ltd.	24,500	36,217
Sobha Ltd.	8,417	136,696
Sonata Software Ltd.	21,712	86,435
South Indian Bank Ltd.	745,989	247,784
Southern Petrochemical Industries Corp. Ltd.	13,120	16,065
Speciality Restaurants Ltd.	6,760	9,444
SRF Ltd.	11,511	370,247
Star Cement Ltd.	40,431	130,782
State Bank of India, GDR	14,473	1,325,597
Sterling Tools Ltd.	10,695	36,819
Stove Kraft Ltd.	3,879	28,111
Strides Pharma Science Ltd.	15,628	153,032
Sudarshan Chemical Industries Ltd.(1)	7,929	134,313
Sun Pharmaceutical Industries Ltd.	11,584	209,565
Sun TV Network Ltd.	43,327	267,028
Sunflag Iron & Steel Co. Ltd.(1)	6,209	18,717
Supreme Industries Ltd.	9,151	463,910
Supreme Petrochem Ltd.	14,619	126,687
Surya Roshni Ltd.	40,658	130,929
Suryoday Small Finance Bank Ltd.(1)	20,262	28,010
Swaraj Engines Ltd.	1,833	83,387
TAJGVK Hotels & Resorts Ltd.(1)	13,190	61,184
Tamil Nadu Newsprint & Papers Ltd.	14,869	27,418
Tamilnadu Petroproducts Ltd.	8,337	9,998
Tanla Platforms Ltd.	12,725	89,128
Tata Chemicals Ltd.	62,011	647,952
Tata Motors Ltd.	5,470	41,506
Tata Steel Ltd.	2,152,476	3,773,758
Tech Mahindra Ltd.	144,438	2,424,059
Thermax Ltd.	774	28,165
Thirumalai Chemicals Ltd.(1)	8,400	27,707
Thomas Cook India Ltd.	19,673	39,649
Time Technoplast Ltd.	26,322	136,300
Titagarh Rail System Ltd.(1)	25,526	238,869
Tourism Finance Corp. of India Ltd.	29,418	100,389
Tracxn Technologies Ltd.(1)	29,864	16,792
TransIndia Real Estate Ltd.(1)	9,396	3,393
Transport Corp. of India Ltd.	1,955	25,268
Trident Ltd.	106,553	33,100
Triveni Turbine Ltd.	15,888	93,588
Tube Investments of India Ltd.	4,947	166,088

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
TV Today Network Ltd.	8,203	$13,713
TVS Srichakra Ltd.	401	12,904
Uflex Ltd.	4,366	25,546
Ugar Sugar Works Ltd.(1)	8,924	4,189
Ujjivan Small Finance Bank Ltd.(1)	409,138	197,997
UltraTech Cement Ltd.	2,930	419,988
Union Bank of India Ltd.	639,922	906,074
Usha Martin Ltd.	8,471	36,700
UTI Asset Management Co. Ltd.	12,909	188,764
Valiant Organics Ltd.(1)	587	2,224
Vardhman Textiles Ltd.	26,835	129,290
Varroc Engineering Ltd.	26,103	158,200
Vedanta Ltd.	202,173	965,119
Venky's India Ltd.	72	1,197
Vishnu Chemicals Ltd.	3,715	20,718
VLS Finance Ltd.	6,312	15,858
V-Mart Retail Ltd.(1)	3,612	30,433
VRL Logistics Ltd.	16,400	49,096
Welspun Corp. Ltd.	42,400	405,936
Welspun Enterprises Ltd.	19,561	103,726
Welspun Living Ltd.	23,059	28,625
West Coast Paper Mills Ltd.	9,632	54,491
Wockhardt Ltd.(1)	21,069	341,462
Wonderla Holidays Ltd.	1,022	7,102
Yes Bank Ltd.(1)	257,765	55,858
		151,837,189
Indonesia — 1.4%
ABM Investama Tbk. PT	215,600	38,574
Adaro Andalan Indonesia PT(1)	831,434	348,740
Alamtri Minerals Indonesia Tbk. PT	2,991,500	182,432
Alamtri Resources Indonesia Tbk. PT	3,879,200	413,073
Aneka Tambang Tbk. PT	28,800	5,338
Astra International Tbk. PT	5,480,900	1,828,504
Bank BTPN Syariah Tbk. PT	204,100	18,454
Bank Mandiri Persero Tbk. PT	7,990,200	2,290,013
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	390,700	18,714
Bank Rakyat Indonesia Persero Tbk. PT	761,100	186,837
Buana Lintas Lautan Tbk. PT(1)	905,400	8,114
Bukit Asam Tbk. PT	1,696,600	246,852
Buma Internasional Grup Tbk. PT(1)	2,928,500	62,120
Charoen Pokphand Indonesia Tbk. PT	1,200	311
Darma Henwa Tbk. PT(1)	10,899,900	148,211
Dharma Polimetal Tbk. PT	468,500	28,276
Dharma Satya Nusantara Tbk. PT	3,431,700	338,176
Elnusa Tbk. PT	1,789,200	53,302
Energi Mega Persada Tbk. PT(1)	1,696,400	56,964
Erajaya Swasembada Tbk. PT	985,900	26,313
ESSA Industries Indonesia Tbk. PT	241,600	8,271
Gajah Tunggal Tbk. PT	983,300	60,144
Harum Energy Tbk. PT(1)	83,500	4,640
Indah Kiat Pulp & Paper Tbk. PT	33,400	15,487
Indika Energy Tbk. PT	8,700	700
Indo Tambangraya Megah Tbk. PT	265,200	355,621

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Indosat Tbk. PT	85,600	$10,491
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	290,000	9,145
Japfa Comfeed Indonesia Tbk. PT	1,907,900	189,612
Jasa Marga Persero Tbk. PT	781,200	159,177
Medco Energi Internasional Tbk. PT	2,938,000	207,339
Media Nusantara Citra Tbk. PT(1)	18,900	291
Mitra Adiperkasa Tbk. PT	1,057,700	77,214
Mitra Pinasthika Mustika Tbk. PT	18,000	1,042
PP Persero Tbk. PT(1)	22,000	510
Samudera Indonesia Tbk. PT	1,378,000	28,569
Sawit Sumbermas Sarana Tbk. PT	546,000	48,452
Siloam International Hospitals Tbk. PT(1)	88,300	11,887
Sumber Tani Agung Resources Tbk. PT	377,300	22,889
Surya Semesta Internusa Tbk. PT	652,800	92,543
Telkom Indonesia Persero Tbk. PT, ADR(2)	107,445	2,083,358
Timah Tbk. PT	1,676,200	103,871
Triputra Agro Persada PT	1,421,400	122,502
United Tractors Tbk. PT	516,600	764,112
XLSMART Telecom Sejahtera Tbk. PT	2,156,300	359,612
		11,036,797
Malaysia — 1.6%
Aeon Co. M Bhd.	66,900	20,577
Alliance Bank Malaysia Bhd.	260,523	277,883
AMMB Holdings Bhd.	970,300	1,238,451
Axiata Group Bhd.	557,700	319,465
Bank Islam Malaysia Bhd.	157,000	85,069
Berjaya Corp. Bhd.(1)	412,870	26,886
Bermaz Auto Bhd.	213,800	33,666
Bumi Armada Bhd.	590,200	50,971
Cahya Mata Sarawak Bhd.	84,500	21,987
CELCOMDIGI Bhd.	413,800	360,461
Chin Hin Group Bhd.(1)	45,600	23,640
CIMB Group Holdings Bhd.	1,215,404	2,135,139
Dayang Enterprise Holdings Bhd.	152,900	62,165
DRB-Hicom Bhd.	107,900	22,335
Ekovest Bhd.(1)	360,400	31,988
Fraser & Neave Holdings Bhd.	1,900	12,132
Genting Bhd.(2)	515,100	348,473
Genting Malaysia Bhd.	242,200	116,901
HAP Seng Consolidated Bhd.	40,600	23,619
Hengyuan Refining Co. Bhd.(1)	24,700	7,189
Hibiscus Petroleum Bhd.	212,140	74,688
IJM Corp. Bhd.	384,100	260,825
Insas Bhd.	6,100	1,205
Jaya Tiasa Holdings Bhd.	276,200	75,242
Kelington Group Bhd.	71,100	86,816
Kossan Rubber Industries Bhd.	112,700	32,245
KSL Holdings Bhd.	28,705	11,484
Kuala Lumpur Kepong Bhd.	17,589	81,962
Lingkaran Trans Kota Holdings Bhd.(1)	10,000	9
Mah Sing Group Bhd.	288,200	78,487
Malayan Banking Bhd.(2)	1,059,360	2,482,263
Malaysia Smelting Corp. Bhd.	51,800	14,585

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Malaysian Pacific Industries Bhd.	10,300	$65,309
Malaysian Resources Corp. Bhd.	246,700	27,733
Matrix Concepts Holdings Bhd.	349,800	108,394
MBSB Bhd.	256,000	42,383
Mega First Corp. Bhd.	179,900	144,128
MISC Bhd.	151,200	265,531
Pecca Group Bhd.	65,300	21,928
Perak Transit Bhd.	69,000	11,274
Perdana Petroleum Bhd.(1)	287,300	11,561
Public Bank Bhd.	1,182,100	1,193,993
RHB Bank Bhd.	398,921	617,359
Sarawak Oil Palms Bhd.	22,350	18,282
Scientex Bhd.	10,000	7,386
SD Guthrie Bhd.	166,000	198,636
Shin Yang Group Bhd.	175,300	32,581
Sime Darby Property Bhd.	789,700	276,552
Solarvest Holdings Bhd.(1)	43,700	24,225
SP Setia Bhd. Group	415,600	103,240
Supermax Corp. Bhd.(1)	123,224	13,539
Syarikat Takaful Malaysia Keluarga Bhd.	14,700	10,545
Ta Ann Holdings Bhd.	19,100	18,654
TASCO Bhd.	6,400	712
Telekom Malaysia Bhd.(2)	181,200	301,219
Teo Seng Capital Bhd.	105,958	24,167
TH Plantations Bhd.	130,800	15,942
TSH Resources Bhd.	185,600	50,042
Unisem M Bhd.	56,200	35,357
United Plantations Bhd.	46,050	247,978
Vantris Energy Bhd.(1)	3,135	447
Velesto Energy Bhd.	1,494,600	70,742
Wasco Bhd.	74,400	17,052
WCT Holdings Bhd.(1)	292,400	60,480
Yinson Holdings Bhd.	142,156	82,429
		12,538,608
Mexico — 1.9%
Alpek SAB de CV(2)	25,416	11,983
America Movil SAB de CV, ADR	132,159	2,641,858
Banco del Bajio SA	310,770	740,440
Controladora Alpek SAB de CV(1)	6,444	898
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)(2)	41,838	257,722
Fomento Economico Mexicano SAB de CV, ADR	18,192	1,576,155
GCC SAB de CV	11,245	105,302
Gentera SAB de CV	638,702	1,565,914
Gruma SAB de CV, B Shares	2,406	41,361
Grupo Aeroportuario del Pacifico SAB de CV, ADR	10	2,410
Grupo Comercial Chedraui SA de CV	4,121	33,185
Grupo Financiero Banorte SAB de CV, Class O	492,175	4,483,092
Grupo Financiero Inbursa SAB de CV, Class O	251,265	660,724
Grupo Traxion SAB de CV(1)(2)	33,479	27,085
Industrias Penoles SAB de CV(1)	34,100	1,106,649
Megacable Holdings SAB de CV	331,889	960,219
Nemak SAB de CV(1)	827,028	169,708
Qualitas Controladora SAB de CV(2)	58,200	524,516

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Regional SAB de CV	25,200	$195,773
		15,104,994
Philippines — 0.5%
Aboitiz Equity Ventures, Inc.	111,200	56,615
ACEN Corp.	29,310	1,139
Alliance Global Group, Inc.	273,900	34,984
Apex Mining Co., Inc.	291,300	34,747
Ayala Land, Inc.	1,053,100	515,999
BDO Unibank, Inc.	567,794	1,341,983
Converge Information & Communications Technology Solutions, Inc.	652,000	159,748
DMCI Holdings, Inc.	755,000	142,119
First Gen Corp.	11,100	3,186
Globe Telecom, Inc.	1,359	35,825
GT Capital Holdings, Inc.	20,130	243,121
JG Summit Holdings, Inc.	14,870	6,188
LT Group, Inc.	398,800	97,843
Metropolitan Bank & Trust Co.	713,490	873,349
Nickel Asia Corp.	100,800	4,918
PLDT, Inc., ADR	40	819
Puregold Price Club, Inc.	183,100	132,218
Robinsons Land Corp.	225,400	57,943
Robinsons Retail Holdings, Inc.	19,230	11,924
Security Bank Corp.	103,920	136,305
Semirara Mining & Power Corp.	249,800	143,728
Universal Robina Corp.	102,880	145,720
		4,180,421
Poland — 1.3%
Alior Bank SA	34,959	995,964
Bank Handlowy w Warszawie SA	3,722	105,318
Bank Millennium SA(1)	197,281	764,231
Bank Polska Kasa Opieki SA	39,358	1,982,413
Grupa Kety SA	4,072	1,030,012
Jastrzebska Spolka Weglowa SA(1)	210	1,306
LPP SA	153	724,885
Orange Polska SA	234,566	597,124
ORLEN SA	127,703	2,728,890
Pepco Group NV	63,074	371,238
Text SA	10	141
XTB SA	24,889	526,389
		9,827,911
Russia(3) — 0.0%
Globaltrans Investment PLC, GDR(1)	15,648	2
LUKOIL PJSC(1)	7,931	—
Novolipetsk Steel PJSC(1)	70,860	—
VTB Bank PJSC(1)	30,520	—
		2
South Africa — 3.9%
Absa Group Ltd.	174,166	1,864,889
AECI Ltd.	48,939	298,085
Afrimat Ltd.(2)	318	711
Aspen Pharmacare Holdings Ltd.	60,803	364,924
Astral Foods Ltd.	12,582	149,828
Barloworld Ltd.	29,146	194,102

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Coronation Fund Managers Ltd.	10,714	$26,474
DataTec Ltd.	73,042	260,737
DRDGOLD Ltd.	20,774	38,011
Exxaro Resources Ltd.	31,313	343,043
FirstRand Ltd.	461,929	1,947,041
Foschini Group Ltd.	89,551	551,800
Gold Fields Ltd., ADR	150,661	5,044,130
Impala Platinum Holdings Ltd.(1)	40,571	368,146
KAP Ltd.(1)	436,358	51,027
Kumba Iron Ore Ltd.(2)	9,692	177,842
Life Healthcare Group Holdings Ltd.	100,911	77,830
Merafe Resources Ltd.	366,791	22,671
Motus Holdings Ltd.	73,808	431,952
MTN Group Ltd.	391,748	3,327,887
Nedbank Group Ltd.	99,149	1,270,684
NEPI Rockcastle NV(1)	140,793	1,169,403
Netcare Ltd.	86,093	67,695
Ninety One Ltd.	41,493	104,135
Old Mutual Ltd.	1,615,509	1,271,315
Omnia Holdings Ltd.	53,155	221,140
PPC Ltd.	380,466	109,815
Raubex Group Ltd.	23,869	59,363
Reinet Investments SCA	37,901	1,152,042
Remgro Ltd.	15,624	150,300
Sappi Ltd.	185,071	304,094
Sasol Ltd., ADR(1)(2)	102,752	692,549
Shoprite Holdings Ltd.	18,458	275,454
Sibanye Stillwater Ltd., ADR(1)	282,281	2,136,867
Standard Bank Group Ltd.	219,211	3,084,076
Sun International Ltd.	49,979	132,144
Super Group Ltd.	107,048	87,083
Telkom SA SOC Ltd.	138,314	397,359
Thungela Resources Ltd.	71,444	377,123
Truworths International Ltd.	104,332	355,592
Valterra Platinum Ltd.	121	5,549
Vodacom Group Ltd.	126,706	1,023,215
Wilson Bayly Holmes-Ovcon Ltd.	30	291
		29,988,418
South Korea — 12.6%
Aekyung Chemical Co. Ltd.	2,849	21,536
Asiana Airlines, Inc.(1)	9,961	67,855
BGF retail Co. Ltd.	5,218	439,915
BH Co. Ltd.	8,811	116,186
Binggrae Co. Ltd.	2,138	108,440
BNK Financial Group, Inc.	109,566	1,132,941
Byucksan Corp.	10,363	15,964
Cheil Worldwide, Inc.	7,475	106,324
CJ CGV Co. Ltd.(1)	36,303	120,642
CJ CheilJedang Corp.	3,879	637,953
CJ Corp.	3,041	348,639
CJ ENM Co. Ltd.(1)	8,877	455,057
CJ Logistics Corp.	4,456	267,042
Cosmax, Inc.	1,858	288,532

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Coway Co. Ltd.	15,115	$1,128,436
Cuckoo Homesys Co. Ltd.	777	15,095
Daesang Corp.	8,128	131,745
Daewoong Co. Ltd.	8,210	145,741
Daishin Securities Co. Ltd.	1,990	39,941
Daou Data Corp.	1,498	17,665
Daou Technology, Inc.	20,388	500,096
DB HiTek Co. Ltd.	792	25,979
DB Insurance Co. Ltd.	12,741	1,204,597
DL E&C Co. Ltd.	7,974	243,041
DL Holdings Co. Ltd.	5,886	164,773
Dongkuk Holdings Co. Ltd.	1,826	9,804
Doosan Tesna, Inc.	1,825	47,544
F&F Co. Ltd.	2,278	108,737
GOLFZON Co. Ltd.	1,071	48,536
GS Holdings Corp.	16,938	553,452
GS P&L Co. Ltd.(1)	2,264	79,690
GS Retail Co. Ltd.	14,951	173,981
HAESUNG DS Co. Ltd.	1,839	29,544
Han Kuk Carbon Co. Ltd.	10,954	259,071
Hana Financial Group, Inc.	110,324	6,503,761
Hana Micron, Inc.(1)	7,180	71,170
Hanil Cement Co. Ltd.	7,001	97,259
Hankook & Co. Co. Ltd.	8,429	147,425
Hankook Tire & Technology Co. Ltd.	30,484	878,725
Hansae Co. Ltd.	1,224	8,169
Hansol Technics Co. Ltd.	9,513	36,318
Hanwha Aerospace Co. Ltd.	9,039	5,732,279
Hanwha Corp.	18,652	1,119,128
Hanwha Corp., Preference Shares	9,350	236,674
Hanwha General Insurance Co. Ltd.(1)	32,298	131,942
Hanwha Life Insurance Co. Ltd.(1)	73,093	164,378
Hanwha Vision Co. Ltd.(1)	9,337	354,913
Harim Holdings Co. Ltd.	18,552	111,270
HD Hyundai Co. Ltd.	27,096	2,668,167
HD Hyundai Construction Equipment Co. Ltd.	5,650	353,045
HD Hyundai Infracore Co. Ltd.(1)	54,314	545,626
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	11,823	3,445,553
HDC Hyundai Development Co-Engineering & Construction, E Shares	11,880	169,360
Hite Jinro Co. Ltd.	5,123	70,289
HJ Shipbuilding & Construction Co. Ltd.(1)	1,200	16,307
HL Holdings Corp.(1)	774	21,951
HL Mando Co. Ltd.	8,389	214,172
HMM Co. Ltd.	3,244	51,522
HS Hyosung Advanced Materials Corp.	1,247	170,159
Hwa Shin Co. Ltd.	5,675	35,371
Hyosung Corp.	3,406	211,996
Hyosung TNC Corp.	1,597	250,755
HYUNDAI Corp.	2,071	32,980
Hyundai Department Store Co. Ltd.	7,888	420,675
Hyundai Elevator Co. Ltd.	1,854	104,428
Hyundai Glovis Co. Ltd.	12,231	1,617,539
Hyundai Marine & Fire Insurance Co. Ltd.(1)	28,682	574,399

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Hyundai Motor Co.	27,572	$4,340,602
Hyundai Steel Co.	59,589	1,369,446
Hyundai Wia Corp.	10,935	393,705
iM Financial Group Co. Ltd.	33,509	329,779
Industrial Bank of Korea	104,673	1,431,005
Innocean Worldwide, Inc.	3,794	50,034
INTOPS Co. Ltd.	443	4,926
IS Dongseo Co. Ltd.	985	13,856
JB Financial Group Co. Ltd.	66,626	1,124,635
KB Financial Group, Inc., ADR	76,908	6,049,583
KCC Corp.	668	190,570
KEPCO Plant Service & Engineering Co. Ltd.	2,768	99,781
KG Dongbusteel	15,429	58,933
KG Eco Solution Co. Ltd.	9,800	40,841
Kia Corp.	61,973	4,689,091
KISCO Corp.(1)	1,013	7,251
KIWOOM Securities Co. Ltd.	5,808	855,464
Kolon Industries, Inc.	8,747	230,945
KoMiCo Ltd.	1,848	108,568
Korea Circuit Co. Ltd.(1)	204	1,820
Korea Electric Terminal Co. Ltd.	1,528	69,011
Korea Investment Holdings Co. Ltd.	4,908	473,509
Korea Line Corp.(1)	53,816	66,208
Korean Air Lines Co. Ltd.	48,816	830,917
Korean Reinsurance Co.	67,326	524,184
KT Corp.	24,264	943,770
Kumho Petrochemical Co. Ltd.	451	35,467
Kumho Tire Co., Inc.(1)	67,620	240,816
Kyung Dong Navien Co. Ltd.	2,946	163,436
LB Semicon, Inc.(1)	404	1,172
LG Chem Ltd.	16,610	3,299,047
LG Display Co. Ltd., ADR(1)	149,195	657,950
LG Electronics, Inc.	28,138	1,490,997
LG Innotek Co. Ltd.	5,239	633,176
LG Uplus Corp.	139,547	1,488,301
LIG Nex1 Co. Ltd.	3,495	1,228,352
Lotte Chilsung Beverage Co. Ltd.	2,987	256,562
LOTTE Fine Chemical Co. Ltd.	4,350	130,199
Lotte Rental Co. Ltd.	7,126	147,458
LX International Corp.	17,302	368,935
Mcnex Co. Ltd.	602	12,932
MegaStudyEdu Co. Ltd.	2,275	75,330
Meritz Financial Group, Inc.	36,594	3,329,009
Mirae Asset Life Insurance Co. Ltd.(1)	707	3,600
Namhae Chemical Corp.	5,380	27,083
Neowiz(1)	145	2,521
Nexen Tire Corp.	10,178	42,821
NICE Holdings Co. Ltd.(1)	772	7,570
OCI Holdings Co. Ltd.	9,023	565,318
Orion Corp.	7,439	575,746
Orion Holdings Corp.	11,107	165,389
Otoki Corp.	498	137,273
Pan Ocean Co. Ltd.	157,596	440,803

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Partron Co. Ltd.	3,398	$15,643
Poongsan Corp.	4,530	385,724
POSCO Holdings, Inc., ADR	19,200	990,528
Posco International Corp.	10,955	377,481
Samsung E&A Co. Ltd.	46,731	974,494
Samsung Electro-Mechanics Co. Ltd.	172	19,732
Samsung Fire & Marine Insurance Co. Ltd.	7,708	2,453,228
Samsung Heavy Industries Co. Ltd.(1)	5,827	89,074
Samsung Life Insurance Co. Ltd.	964	99,035
Samsung Securities Co. Ltd.	24,168	1,193,093
Samyang Foods Co. Ltd.	173	193,710
SD Biosensor, Inc.	1,247	8,977
SeAH Besteel Holdings Corp.	13,142	262,136
SeAH Steel Corp.	728	69,734
SeAH Steel Holdings Corp.	552	73,019
Sebang Co. Ltd.	1,932	19,390
Sebang Global Battery Co. Ltd.	137	6,104
Seoyon E-Hwa Co. Ltd.	6,370	53,445
Shinhan Financial Group Co. Ltd., ADR	104,751	4,947,390
Shinsegae, Inc.	4,086	484,752
SK D&D Co. Ltd.	1,846	13,397
SK Discovery Co. Ltd.	3,855	146,394
SK Eternix Co. Ltd.(1)	6,127	90,068
SK Gas Ltd.	1,634	302,406
SK Networks Co. Ltd.	17,956	56,496
SK Telecom Co. Ltd., ADR	27,514	592,652
SK, Inc.	1,497	222,001
SL Corp.	11,482	278,615
SNT Dynamics Co. Ltd.	9,584	429,314
SNT Motiv Co. Ltd.	5,106	136,251
S-Oil Corp.(1)	13,634	589,677
Soulbrain Co. Ltd.	945	147,999
Sungwoo Hitech Co. Ltd.	25,049	108,157
TES Co. Ltd.	8,605	184,388
Tongyang Life Insurance Co. Ltd.(1)	20,226	108,236
Unid Co. Ltd.	2,655	144,750
Woongjin Thinkbig Co. Ltd.	34,827	44,854
Woori Financial Group, Inc.	290,488	5,182,176
Youngone Corp.	6,692	281,511
Youngone Holdings Co. Ltd.	2,887	274,045
Yuanta Securities Korea Co. Ltd.	12,496	30,984
		97,528,956
Taiwan — 21.9%
Ability Enterprise Co. Ltd.(1)	78,000	200,607
AcBel Polytech, Inc.	321,497	300,059
ACES Electronic Co. Ltd.(1)(2)	111,000	271,715
Acon Holding, Inc.(1)	9,000	2,940
Acter Group Corp. Ltd.	76,000	2,203,808
ADATA Technology Co. Ltd.(2)	346,759	1,156,562
Advanced International Multitech Co. Ltd.	48,000	93,251
Advanced Power Electronics Corp.	2,000	5,595
Advanced Wireless Semiconductor Co.	40,000	146,086
Advancetek Enterprise Co. Ltd.	182,000	297,378

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
AIC, Inc.	19,000	$166,692
Air Asia Co. Ltd.(2)	20,000	41,841
Alchip Technologies Ltd.	12,000	1,570,473
Alexander Marine Co. Ltd.	4,217	27,122
Allied Circuit Co. Ltd.	2,156	10,980
Alltek Technology Corp.	110,800	116,207
Alltop Technology Co. Ltd.	9,000	73,709
Alpha Networks, Inc.	15,000	14,061
Altek Corp.	98,103	160,349
Amazing Microelectronic Corp.	161	388
Ambassador Hotel	38,000	54,183
Ampire Co. Ltd.	24,000	20,392
AMPOC Far-East Co. Ltd.(1)	22,000	122,919
AmTRAN Technology Co. Ltd.	134,468	60,123
Anji Technology Co. Ltd.(1)	3,059	4,346
Anpec Electronics Corp.	30,000	174,252
Apacer Technology, Inc.	20,000	41,613
Apex Dynamics, Inc.	3,000	74,482
Apex International Co. Ltd.(1)	11,421	9,985
Arcadyan Technology Corp.	37,000	285,413
Ardentec Corp.	428,000	1,034,304
ASE Technology Holding Co. Ltd., ADR	159,709	1,582,716
Asia Cement Corp.	209,000	252,651
Asia Polymer Corp.	92,000	36,140
ASolid Technology Co. Ltd.(1)	10,000	17,105
Asustek Computer, Inc.	125,000	2,571,540
AUO Corp.(1)(2)	658,400	275,078
Avalue Technology, Inc.	16,000	60,157
Avermedia Technologies	49,000	72,336
Axiomtek Co. Ltd.	25,000	70,708
Azurewave Technologies, Inc.	70,000	228,445
Bafang Yunji International Co. Ltd.	10,000	62,356
Bank of Kaohsiung Co. Ltd.	154,891	58,932
Basso Industry Corp.	34,000	35,887
BES Engineering Corp.(1)	145,000	52,987
B'in Live Co. Ltd.	11,355	32,604
Bioteque Corp.	1,000	3,872
Bizlink Holding, Inc.	11,108	386,591
Bonny Worldwide Ltd.	6,000	34,463
Brighton-Best International Taiwan, Inc.	133,000	149,002
Brillian Network & Automation Integrated System Co. Ltd.	29,000	271,876
Capital Futures Corp.	39,709	63,802
Capital Securities Corp.	93,000	66,092
Career Technology MFG. Co. Ltd.(1)	3,753	1,880
Catcher Technology Co. Ltd.	114,000	700,489
Cathay Financial Holding Co. Ltd.(2)	3,599,624	7,208,198
Central Reinsurance Co. Ltd.	213,406	164,062
Chailease Holding Co. Ltd.	112,200	425,811
Chain Chon Industrial Co. Ltd.	35,000	11,474
Chang Hwa Commercial Bank Ltd.	1,780,354	1,116,009
Channel Well Technology Co. Ltd.(1)(2)	76,000	232,779
Charoen Pokphand Enterprise	62,000	269,458
Chenbro Micom Co. Ltd.	47,000	929,289

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Cheng Loong Corp.	112,000	$65,428
Cheng Mei Materials Technology Corp.(1)	56,871	26,106
Cheng Shin Rubber Industry Co. Ltd.(2)	692,000	857,449
Cheng Uei Precision Industry Co. Ltd.	114,000	176,729
Chenming Electronic Technology Corp.(2)	33,000	139,216
Chia Chang Co. Ltd.	7,000	8,239
Chicony Electronics Co. Ltd.	74,000	332,453
Chicony Power Technology Co. Ltd.	23,000	78,570
Chien Kuo Construction Co. Ltd.	68,000	52,301
China Airlines Ltd.	2,141,000	1,478,677
China Bills Finance Corp.	14,000	7,595
China Container Terminal Corp.	12,000	10,640
China Metal Products	94,000	75,178
China Motor Corp.	9,000	17,034
China Steel Corp.(2)	5,091,000	3,338,604
Chinese Maritime Transport Ltd.(2)	75,000	131,630
Chin-Poon Industrial Co. Ltd.	176,000	232,912
Chipbond Technology Corp.	231,000	403,892
ChipMOS Technologies, Inc.	272,000	215,480
Chong Hong Construction Co. Ltd.(2)	75,000	185,008
Chun Yuan Steel Industry Co. Ltd.	215,000	146,266
Chung Hwa Chemical Industrial Works Ltd.	38,000	49,867
Chung-Hsin Electric & Machinery Manufacturing Corp.	183,000	1,021,346
Chunghwa Chemical Synthesis & Biotech Co. Ltd.	14,000	12,827
Chunghwa Precision Test Tech Co. Ltd.	4,000	161,590
Clevo Co.	53,000	72,494
CMC Magnetics Corp.	97,960	28,645
Collins Co. Ltd.	42,000	20,559
Compal Electronics, Inc.	973,000	875,189
Compeq Manufacturing Co. Ltd.	699,000	1,841,583
Concord International Securities Co. Ltd.	265,360	123,388
Concord Securities Co. Ltd.(2)	392,475	156,358
Coremax Corp.	6,548	11,910
Co-Tech Development Corp.	4,000	28,289
Creative Sensor, Inc.	27,000	53,090
Cryomax Cooling System Corp.	32,163	34,232
CTBC Financial Holding Co. Ltd.	4,951,000	6,640,872
CTCI Corp.	226,638	228,661
Cub Elecparts, Inc.	21,000	74,582
CviLux Corp.	51,000	93,528
CyberPower Systems, Inc.	25,000	181,810
DA CIN Construction Co. Ltd.	11,200	21,726
Da-Li Development Co. Ltd.	147,572	204,059
Darfon Electronics Corp.	50,000	59,030
Darwin Precisions Corp.	165,000	60,363
Daxin Materials Corp.	3,000	37,207
Depo Auto Parts Ind Co. Ltd.	55,000	258,056
Dimerco Data System Corp.	13,000	52,865
Dimerco Express Corp.	24,351	62,926
Dynamic Holding Co. Ltd.	97,000	359,975
Dynapack International Technology Corp.(2)	46,000	542,362
E&R Engineering Corp.(1)	2,000	5,924
Eastech Holding Ltd.(2)	23,000	83,883

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Elan Microelectronics Corp.	32,000	$124,353
Elite Advanced Laser Corp.	9,000	58,983
Elite Material Co. Ltd.	50,000	1,979,092
Emerging Display Technologies Corp.	30,000	21,296
Ennostar, Inc.(1)	120,000	151,971
Eson Precision Ind Co. Ltd.	21,000	54,205
Eternal Materials Co. Ltd.	183,000	261,197
Eva Airways Corp.	1,688,000	2,137,769
Evergreen International Storage & Transport Corp.	388,000	432,136
Evergreen Marine Corp. Taiwan Ltd.(2)	438,400	2,649,618
Everlight Electronics Co. Ltd.(2)	146,000	324,830
Excelliance Mos Corp.	1,000	2,422
Excelsior Medical Co. Ltd.	28,113	80,078
EZconn Corp.	23,000	686,904
Far Eastern Department Stores Ltd.	517,000	351,785
Far Eastern International Bank(1)	1,375,870	606,104
Far Eastern New Century Corp.	1,162,000	1,046,952
Far EasTone Telecommunications Co. Ltd.	106,000	291,297
Farglory Land Development Co. Ltd.	36,000	72,236
Feedback Technology Corp.	8,640	33,143
First Insurance Co. Ltd.	160,000	137,312
First Steamship Co. Ltd.(1)	90,000	17,536
Fitipower Integrated Technology, Inc.	9,750	56,328
Fittech Co. Ltd.(1)	4,202	8,485
Flytech Technology Co. Ltd.	39,000	140,838
FocalTech Systems Co. Ltd.(1)	36,000	80,445
Forcecon Tech Co. Ltd.(1)	11,312	47,421
Formosa International Hotels Corp.	25,000	156,819
Formosa Optical Technology Co. Ltd.	14,000	51,790
Formosa Taffeta Co. Ltd.	150,000	77,041
Formosan Union Chemical Corp.	17,000	9,398
Foxconn Technology Co. Ltd.	683,000	1,574,222
Foxsemicon Integrated Technology, Inc.	32,000	300,949
Franbo Lines Corp.	221,629	148,908
Froch Enterprise Co. Ltd.	42,000	19,338
FSP Technology, Inc.	4,000	7,399
Fu Chun Shin Machinery Manufacture Co. Ltd.	6,303	3,402
Fu Hua Innovation Co. Ltd.	363,823	249,168
Fubon Financial Holding Co. Ltd.(2)	2,314,985	6,325,094
Fulgent Sun International Holding Co. Ltd.	19,891	68,974
Full Wang International Development Co. Ltd.	3,886	2,520
Fulltech Fiber Glass Corp.(1)(2)	57,593	143,077
Fusheng Precision Co. Ltd.	53,000	458,591
G Shank Enterprise Co. Ltd.	28,591	95,089
Gallant Precision Machining Co. Ltd.	17,000	52,042
Gamania Digital Entertainment Co. Ltd.(2)	34,000	66,610
GEM Services, Inc.	1,000	2,499
Gemtek Technology Corp.	129,000	105,698
General Interface Solution GIS Holding Ltd.(1)	67,000	137,253
Genius Electronic Optical Co. Ltd.	13,000	192,197
Getac Holdings Corp.	58,000	289,182
Giant Manufacturing Co. Ltd.(2)	207,000	708,445
Gigabyte Technology Co. Ltd.	75,000	674,355

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Global Brands Manufacture Ltd.	143,588	$670,655
Global Lighting Technologies, Inc.	3,000	4,135
Global PMX Co. Ltd.	24,000	131,332
Globalwafers Co. Ltd.	35,000	423,354
Globe Union Industrial Corp.	73,000	24,044
GMI Technology, Inc.(2)	85,000	122,858
Gold Circuit Electronics Ltd.	249,100	4,082,408
Goldsun Building Materials Co. Ltd.	319,000	387,969
Gordon Auto Body Parts	59,000	56,017
Gourmet Master Co. Ltd.	29,000	77,324
Grand Fortune Securities Co. Ltd.	119,600	44,695
Great Tree Pharmacy Co. Ltd.	2,039	9,312
Great Wall Enterprise Co. Ltd.	232,000	402,340
Greatek Electronics, Inc.(2)	97,000	189,248
Group Up Industrial Co. Ltd.	10,000	84,203
Hai Kwang Enterprise Corp.(1)	4,284	2,112
Hannstar Board Corp.	255,160	744,467
HannStar Display Corp.(1)	48,000	11,852
HannsTouch Holdings Co.(1)	44,000	9,445
Hanpin Electron Co. Ltd.	31,000	50,328
Hey Song Corp.	13,000	16,752
Highwealth Construction Corp.(2)	444,000	605,528
Hi-Lai Foods Co. Ltd.	10,000	52,915
Hitron Technology, Inc.(1)	62,000	47,686
Ho Tung Chemical Corp.	23,000	5,913
Holy Stone Enterprise Co. Ltd.	31,500	87,809
Hong Ho Precision Textile Co. Ltd.	46,000	30,310
Hong TAI Electric Industrial	33,000	40,663
Hotai Finance Co. Ltd.	47,300	106,716
Hotai Motor Co. Ltd.(2)	79,000	1,416,900
Hotel Holiday Garden(1)	15,592	6,383
Hsin Ba Ba Corp.(2)	33,000	77,034
HTC Corp.(1)(2)	240,000	549,475
Hua Nan Financial Holdings Co. Ltd.	244,824	222,989
Huaku Development Co. Ltd.	36,960	120,679
Huang Hsiang Construction Corp.	39,442	52,058
Hung Sheng Construction Ltd.	190,000	133,113
Hwacom Systems, Inc.	31,000	22,761
Hwang Chang General Contractor Co. Ltd.(2)	74,247	203,863
IBF Financial Holdings Co. Ltd.	90,315	45,674
I-Chiun Precision Industry Co. Ltd.	37,458	95,594
IEI Integration Corp.	39,000	89,298
IKKA Holdings Cayman Ltd.	12,573	40,687
In Win Development, Inc.	26,000	77,704
Innodisk Corp.	18,037	170,565
Innolux Corp.(2)	1,872,868	855,168
Inpaq Technology Co. Ltd.	35,000	77,961
Integrated Service Technology, Inc.	23,000	98,573
International CSRC Investment Holdings Co.(1)	72,000	26,049
International Games System Co. Ltd.	12,000	299,118
Inventec Corp.	449,000	600,546
Iron Force Industrial Co. Ltd.	296	1,200
ITE Technology, Inc.	108,000	470,815

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
ITEQ Corp.	222,000	$985,940
Jarllytec Co. Ltd.(1)	10,000	40,660
Jean Co. Ltd.	37,254	34,099
Jiin Yeeh Ding Enterprise Co. Ltd.	15,000	33,643
Jinan Acetate Chemical Co. Ltd.(2)	488,520	1,158,835
Johnson Health Tech Co. Ltd.	46,000	215,386
Jourdeness Group Ltd.	7,000	7,897
JPC connectivity, Inc.	34,000	197,533
JPP Holding Co. Ltd.	30,000	266,999
Kaimei Electronic Corp.	29,000	56,052
Kaori Heat Treatment Co. Ltd.	7,000	87,731
Kedge Construction Co. Ltd.	5,730	14,708
Kenda Rubber Industrial Co. Ltd.	47,000	31,579
Kenmec Mechanical Engineering Co. Ltd.(1)	38,188	98,894
Kerry TJ Logistics Co. Ltd.	38,000	42,497
KGI Financial Holding Co. Ltd.	1,600,575	794,735
KGI Financial Holding Co. Ltd., Preference Shares	59,976	15,234
Kindom Development Co. Ltd.	131,800	151,521
King Polytechnic Engineering Co. Ltd.	23,100	35,403
King Yuan Electronics Co. Ltd.(2)	858,000	4,341,361
King's Town Bank Co. Ltd.(1)(2)	407,000	735,059
Kinik Co.	12,000	135,310
Kinpo Electronics	220,000	134,683
Kinsus Interconnect Technology Corp.	43,000	158,246
KNH Enterprise Co. Ltd.	27,000	14,971
Ko Ja Cayman Co. Ltd.	10,000	11,345
KS Terminals, Inc.	7,000	11,939
Kung Sing Engineering Corp.(1)	232,000	106,819
Kuo Toong International Co. Ltd.	70,000	126,800
Kura Sushi Asia Co. Ltd.	4,000	11,796
Kwong Lung Enterprise Co. Ltd.	11,000	17,971
L&K Engineering Co. Ltd.(2)	132,390	1,515,064
Lealea Enterprise Co. Ltd.(1)	78,000	17,209
Lelon Electronics Corp.	5,000	14,344
Lemtech Holdings Co. Ltd.	12,600	32,380
Leofoo Development Co. Ltd.(1)	66,000	37,510
Li Peng Enterprise Co. Ltd.(1)	259,000	48,539
Lida Holdings Ltd.	23,000	18,047
Life Travel & Tourist Service Co. Ltd.(1)	9,000	33,209
Lingsen Precision Industries Ltd.(1)	42,000	25,348
Lion Travel Service Co. Ltd.	38,000	197,752
Long Bon International Co. Ltd.(1)	235,000	116,932
Longchen Paper & Packaging Co. Ltd.(1)	71,000	23,148
Longwell Co.	34,000	123,170
Lotes Co. Ltd.	20,000	940,260
Lotus Pharmaceutical Co. Ltd.	17,000	107,191
Lumax International Corp. Ltd.	45,000	167,552
Macnica Anstek, Inc.(1)	37,000	89,067
Macnica Galaxy, Inc.(2)	27,000	80,665
Makalot Industrial Co. Ltd.(2)	93,700	819,487
Man Zai Industrial Co. Ltd.	13,650	11,660
Marketech International Corp.(2)	50,000	428,797
Materials Analysis Technology, Inc.	8,414	53,428

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Mayer Steel Pipe Corp.	23,200	$18,944
Megaforce Co. Ltd.	3,000	4,900
Merry Electronics Co. Ltd.(2)	65,980	230,845
MIN AIK Technology Co. Ltd.	1,000	678
Mirle Automation Corp.	15,000	34,846
MPI Corp.	19,000	854,132
My Humble House Hospitality Management Consulting	27,000	32,512
Namchow Holdings Co. Ltd.	73,000	94,446
Nan Liu Enterprise Co. Ltd.	1,000	1,652
Nan Pao Resins Chemical Co. Ltd.	16,000	211,968
Nang Kuang Pharmaceutical Co. Ltd.	11,000	12,733
Nantex Industry Co. Ltd.	9,000	7,381
Nanya Technology Corp.(1)	84,000	128,241
Netronix, Inc.	54,000	214,879
Nexcom International Co. Ltd.	27,000	90,314
Nichidenbo Corp.	28,000	64,027
Niching Industrial Corp.	7,869	17,373
Nien Made Enterprise Co. Ltd.	62,000	872,743
Niko Semiconductor Co. Ltd.	7,346	10,411
Nova Technology Corp.	21,000	151,859
Novatek Microelectronics Corp.(2)	68,000	963,726
O-Bank Co. Ltd.	713,000	209,553
Orient Semiconductor Electronics Ltd.	134,000	193,579
O-TA Precision Industry Co. Ltd.	8,000	16,035
Pacific Construction Co.	67,000	21,621
Pacific Hospital Supply Co. Ltd.	1,000	2,957
Pegatron Corp.	113,000	258,480
PharmaEngine, Inc.	9,000	19,734
Phoenix Silicon International Corp.	138,000	720,892
Pixart Imaging, Inc.	76,000	486,371
Pou Chen Corp.(2)	1,201,000	1,129,062
Powertech Technology, Inc.	453,000	1,748,047
Poya International Co. Ltd.	3,120	47,614
President Chain Store Corp.	64,000	531,752
President Securities Corp.	657,800	447,383
Primax Electronics Ltd.	179,000	484,058
Prince Housing & Development Corp.	83,000	24,868
Promate Electronic Co. Ltd.(2)	99,598	167,390
Prosperity Dielectrics Co. Ltd.	19,000	25,460
Quanta Storage, Inc.	129,000	519,216
Quintain Steel Co. Ltd.(1)	51,353	16,758
Radiant Opto-Electronics Corp.	97,000	453,447
Radium Life Tech Co. Ltd.(1)	395,369	143,067
Raydium Semiconductor Corp.	15,000	145,051
Realtek Semiconductor Corp.	112,000	1,945,893
Rechi Precision Co. Ltd.	180,000	142,824
Rexon Industrial Corp. Ltd.	16,000	16,426
Rich Development Co. Ltd.	146,520	41,361
Rich Honour International Designs Co. Ltd.	10,000	16,649
Richmond International Travel & Tours Co. Ltd.(1)	7,000	24,745
Rodex Fasteners Corp.	11,000	11,078
Roo Hsing Co. Ltd.(1)	7,903	2,732
Roundtop Machinery Industries Co. Ltd.	5,000	4,262

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Sakura Development Co. Ltd.	22,800	$36,439
San Fang Chemical Industry Co. Ltd.(2)	185,000	188,442
Sanyang Motor Co. Ltd.(2)	180,000	382,393
Scientech Corp.	8,000	100,783
Sea & Land Integrated Corp.	3,400	2,231
Senao Networks, Inc.(2)	27,489	154,162
Sesoda Corp.(2)	149,000	154,225
Shanghai Commercial & Savings Bank Ltd.	91,000	121,791
Sharehope Medicine Co. Ltd.	20,638	17,402
ShenMao Technology, Inc.(2)	16,000	67,577
Shih Her Technologies, Inc.(2)	37,000	212,019
Shih Wei Navigation Co. Ltd.(1)	48,773	28,139
Shin Foong Specialty & Applied Materials Co. Ltd.	3,000	3,210
Shin Ruenn Development Co. Ltd.	29,000	64,145
Shin Zu Shing Co. Ltd.(2)	54,693	468,016
Shinkong Insurance Co. Ltd.	121,000	426,372
Sigurd Microelectronics Corp.	409,000	1,125,301
Simplo Technology Co. Ltd.	75,000	964,837
Sincere Navigation Corp.	77,000	57,454
Sinmag Equipment Corp.	6,000	27,045
Sino-American Silicon Products, Inc.	24,000	80,657
Sinon Corp.	156,000	215,469
SinoPac Financial Holdings Co. Ltd.	4,752,010	3,626,468
Sinopower Semiconductor, Inc.	12,000	36,798
Sinyi Realty, Inc.	1,000	787
Sitronix Technology Corp.	5,000	34,174
Siward Crystal Technology Co. Ltd.	27,000	19,274
Softstar Entertainment, Inc.(1)	2,631	4,267
Soft-World International Corp.	25,000	83,582
Solteam, Inc.	18,399	33,327
Speed Tech Corp.	43,000	60,723
Sporton International, Inc.	5,000	28,756
Sports Gear Co. Ltd.	6,000	20,394
Sunonwealth Electric Machine Industry Co. Ltd.	40,000	176,934
Sunrex Technology Corp.	62,000	84,597
Sunspring Metal Corp.(2)	90,000	67,813
Sunty Development Co. Ltd.	43,000	19,138
Superalloy Industrial Co. Ltd.	16,000	25,720
Supreme Electronics Co. Ltd.(2)	141,487	199,253
Symtek Automation Asia Co. Ltd.	10,069	67,653
Syncmold Enterprise Corp.	2,000	4,621
Synnex Technology International Corp.	220,000	471,952
Syscom Computer Engineering Co.	13,000	25,953
T3EX Global Holdings Corp.	5,000	11,637
TA Chen Stainless Pipe	1,098,526	1,394,754
TA-I Technology Co. Ltd.	4,000	5,660
Tai Tung Communication Co. Ltd.	5,000	3,867
Taichung Commercial Bank Co. Ltd.(2)	2,399,679	1,668,861
TaiDoc Technology Corp.	2,000	9,277
Taiflex Scientific Co. Ltd.	34,516	63,857
Taimide Tech, Inc.	2,000	4,803
Tai-Saw Technology Co. Ltd.	19,000	11,853
TAI-TECH Advanced Electronics Co. Ltd.	21,000	84,676

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Taiwan Business Bank	3,842,001	$1,892,340
Taiwan Cogeneration Corp.	3,610	5,518
Taiwan Fire & Marine Insurance Co. Ltd.	102,000	110,402
Taiwan FU Hsing Industrial Co. Ltd.	54,000	78,025
Taiwan High Speed Rail Corp.	316,000	284,901
Taiwan Hon Chuan Enterprise Co. Ltd.	132,202	597,303
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	38,933	43,839
Taiwan Line Tek Electronic	22,660	17,841
Taiwan Navigation Co. Ltd.	58,000	52,509
Taiwan Paiho Ltd.	177,000	309,487
Taiwan Surface Mounting Technology Corp.	135,000	471,802
Taiwan Takisawa Technology Co. Ltd.	4,000	5,172
Taiwan Union Technology Corp.(2)	62,000	739,971
TBI Motion Technology Co. Ltd.(1)	58,000	87,594
TCC Group Holdings Co. Ltd.	52,000	38,088
Te Chang Construction Co. Ltd.	26,000	51,606
Team Group, Inc.(1)	59,000	143,249
Teco Electric & Machinery Co. Ltd.	195,000	432,396
Test Research, Inc.	42,000	293,298
Thye Ming Industrial Co. Ltd.(1)	54,000	99,347
Tigerair Taiwan Co. Ltd.(1)(2)	54,000	147,097
Ton Yi Industrial Corp.	543,000	324,981
Tong Yang Industry Co. Ltd.	191,000	631,051
Topco Scientific Co. Ltd.	46,866	445,210
Topkey Corp.	29,000	179,454
Topoint Technology Co. Ltd.	122,000	358,616
TPK Holding Co. Ltd.	78,000	102,908
Tripod Technology Corp.	353,000	3,691,495
Trusval Technology Co. Ltd.(2)	18,906	185,031
TS Financial Holding Co. Ltd.	9,737,989	5,162,801
TS Financial Holding Co. Ltd., Preference Shares(1)	1,494,875	444,998
Tsang Yow Industrial Co. Ltd.	20,000	14,870
Tsann Kuen Enterprise Co. Ltd.	28,331	22,782
TSEC Corp.(1)	156,000	78,600
TSRC Corp.	82,000	45,747
TTFB Co. Ltd.	3,633	22,838
Tung Ho Steel Enterprise Corp.(2)	269,000	557,820
Tung Thih Electronic Co. Ltd.	17,160	37,773
TXC Corp.	72,000	206,863
TYC Brother Industrial Co. Ltd.(2)	140,000	188,278
UDE Corp.(2)	43,000	152,718
U-Ming Marine Transport Corp.(2)	178,000	326,625
Unic Technology Corp.	37,000	33,930
Union Bank of Taiwan	608,316	329,614
Union Insurance Co. Ltd.	26,000	22,141
Uni-President Enterprises Corp.	1,378,000	3,478,819
Unitech Printed Circuit Board Corp.(2)	203,273	202,968
United Integrated Services Co. Ltd.	42,000	1,680,079
United Microelectronics Corp.(2)	1,627,000	2,140,615
United Orthopedic Corp.	18,000	67,807
Universal Cement Corp.	101,796	98,165
USI Corp.	102,000	34,609
Utechzone Co. Ltd.	3,000	9,959

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Vanguard International Semiconductor Corp.(2)	302,000	$896,662
Ventec International Group Co. Ltd.	18,000	64,100
Viking Tech Corp.	11,000	13,973
Wah Lee Industrial Corp.	22,000	71,312
Walsin Technology Corp.	27,000	72,222
Walton Advanced Engineering, Inc.	108,000	48,660
Wan Hai Lines Ltd.(2)	348,850	941,849
Wei Chuan Foods Corp.	7,000	3,567
Well Shin Technology Co. Ltd.	15,000	26,793
Wholetech System Hitech Ltd.	32,000	146,779
Win Semiconductors Corp.	20,000	60,105
Winbond Electronics Corp.(1)(2)	1,282,173	819,049
Winstek Semiconductor Co. Ltd.	14,000	46,512
Wisdom Marine Lines Co. Ltd.	365,000	720,633
Wistron Corp.	401,000	1,470,744
WNC Corp.	222,072	916,952
Wonderful Hi-Tech Co. Ltd.	21,000	34,176
Wowprime Corp.	42,790	306,780
WPG Holdings Ltd.	119,000	259,432
WT Microelectronics Co. Ltd.	8,791	35,155
WUS Printed Circuit Co. Ltd.	50,000	184,943
WW Holding, Inc.	6,000	14,959
XinTec, Inc.	4,000	17,761
Xxentria Technology Materials Corp.	7,350	9,881
Yang Ming Marine Transport Corp.(2)	1,024,000	1,925,301
Yankey Engineering Co. Ltd.	8,995	143,922
YC INOX Co. Ltd.(1)	6,379	4,289
YCC Parts Manufacturing Co. Ltd.(1)	11,000	16,985
Yem Chio Co. Ltd.(1)	23,000	11,859
Yen Sun Technology Corp.	20,000	30,250
Yeong Guan Energy Technology Group Co. Ltd.(1)	10,028	7,272
YFY, Inc.	98,000	79,893
Yieh Phui Enterprise Co. Ltd.(1)	269,380	132,335
Youngtek Electronics Corp.	10,000	19,299
Yuanta Financial Holding Co. Ltd.	1,388,248	1,469,552
Yuanta Futures Co. Ltd.(2)	40,062	113,022
Yulon Finance Corp.(1)(2)	78,916	272,725
Yulon Motor Co. Ltd.	123,208	132,195
Yungshin Construction & Development Co. Ltd.(2)	16,000	38,032
YungShin Global Holding Corp.	30,000	54,825
Zenitron Corp.	62,000	63,002
Zero One Technology Co. Ltd.	31,000	124,692
Zhen Ding Technology Holding Ltd.(2)	485,000	3,094,557
Zippy Technology Corp.	5,000	9,151
		170,047,645
Thailand — 1.4%
AAPICO Hitech PCL, NVDR	30,600	13,619
Advanced Info Service PCL, NVDR	234,700	2,134,210
AEON Thana Sinsap Thailand PCL, NVDR	37,400	126,420
Amata Corp. PCL, NVDR	109,300	53,330
AP Thailand PCL, NVDR	87,800	19,947
Asia Plus Group Holdings PCL, NVDR	235,500	18,186
Bangchak Corp. PCL, NVDR	470,400	468,731

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Bangchak Sriracha PCL, NVDR	109,800	$15,675
Bangkok Chain Hospital PCL, NVDR	17,200	6,902
Bangkok Expressway & Metro PCL, NVDR	782,600	128,210
Banpu PCL, NVDR	3,501,500	514,991
BCPG PCL, NVDR	9,500	2,510
BEC World PCL, NVDR	156,900	10,166
BG Container Glass PCL, NVDR	16,200	2,399
BTS Group Holdings PCL, NVDR(1)	187,500	18,321
Buriram Sugar PCL, NVDR	111,700	13,885
Cal-Comp Electronics Thailand PCL, NVDR	59,000	10,565
Central Plaza Hotel PCL, NVDR	9,400	8,352
CH Karnchang PCL, NVDR	104,400	46,728
Charoen Pokphand Foods PCL, NVDR	1,058,100	715,855
Dynasty Ceramic PCL, NVDR	546,100	23,606
Ekachai Medical Care PCL, NVDR	125,104	21,432
Erawan Group PCL, NVDR	848,200	62,893
G J Steel PCL, NVDR(1)	1,926,300	7,753
GFPT PCL, NVDR	237,300	71,385
Gunkul Engineering PCL, NVDR	82,300	4,579
Hana Microelectronics PCL, NVDR	236,400	176,663
Ichitan Group PCL, NVDR	190,700	67,139
Interlink Communication PCL, NVDR	14,000	2,101
Italian-Thai Development PCL, NVDR(1)	1,023,300	7,582
Jaymart Group Holdings PCL, NVDR	800	204
Karmarts PCL, NVDR	6,534	1,553
Kasikornbank PCL, NVDR	24,800	129,000
KCE Electronics PCL, NVDR	292,200	230,221
KGI Securities Thailand PCL, NVDR	221,200	26,479
Lanna Resources PCL, NVDR	300	142
Major Cineplex Group PCL, NVDR	56,200	13,444
MC Group PCL, NVDR	60,900	19,766
Mega Lifesciences PCL, NVDR	155,100	133,909
Minor International PCL, NVDR	953,400	689,617
MK Restaurants Group PCL, NVDR	59,200	39,453
Muangthai Capital PCL, NVDR	3,400	3,916
Nex Point Parts PCL, NVDR(1)	1,163,500	27,623
Northeast Rubber PCL, NVDR	177,800	23,384
Origin Property PCL, NVDR	1,600	108
Plan B Media PCL, NVDR	315,900	42,873
Polyplex Thailand PCL, NVDR	14,600	4,277
Precious Shipping PCL, NVDR	178,800	34,987
Premier Marketing PCL, NVDR	13,900	5,063
Prima Marine PCL, NVDR	454,500	89,105
Pruksa Holding PCL, NVDR	158,600	20,088
PTG Energy PCL, NVDR	230,200	55,074
PTT Exploration & Production PCL, NVDR	287,700	994,910
PTT Global Chemical PCL, NVDR	612,400	496,710
PTT PCL, NVDR	1,806,200	1,729,415
Regional Container Lines PCL, NVDR	197,600	167,788
Sabina PCL, NVDR	38,100	18,257
Samart Corp. PCL, NVDR	23,500	4,687
SC Asset Corp. PCL, NVDR	43,600	2,452
SCGJWD Logistics PCL, NVDR	300	95

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Siam Global House PCL, NVDR	4,855	$1,066
Somboon Advance Technology PCL, NVDR	37,400	14,904
SPCG PCL, NVDR	48,600	12,906
Sri Trang Agro-Industry PCL, NVDR	1,400	524
Srithai Superware PCL, NVDR	354,100	11,481
Srivichai Vejvivat PCL, NVDR	12,700	2,960
Star Petroleum Refining PCL, NVDR	704,600	97,372
Super Energy Corp. PCL, NVDR(1)	2,013,000	8,774
Susco PCL, NVDR	201,200	15,666
SVI PCL, NVDR	27,300	4,932
Thai Oil PCL, NVDR	563,400	557,275
Thai Union Group PCL, NVDR	607,500	231,022
Thaifoods Group PCL, NVDR	712,860	111,241
Thonburi Healthcare Group PCL, NVDR(1)	200	45
Thoresen Thai Agencies PCL, NVDR	513,200	67,190
Tipco Asphalt PCL, NVDR	50,700	22,381
Tisco Financial Group PCL, NVDR	300	936
TOA Paint Thailand PCL, NVDR	64,500	27,472
TPI Polene PCL, NVDR	451,500	10,311
TPI Polene Power PCL, NVDR	126,200	8,652
		10,985,845
Turkey — 0.9%
Akbank TAS	545,607	905,743
Aksa Enerji Uretim AS(1)	116,481	109,360
Albaraka Turk Katilim Bankasi AS	663,946	139,639
Anadolu Anonim Turk Sigorta Sirketi	239,692	130,138
Bera Holding AS(1)	264,901	115,984
Dogus Otomotiv Servis ve Ticaret AS(2)	17,159	78,914
Dyo Boya Fabrikalari Sanayi ve Ticaret AS(1)	1,281	489
GSD Holding AS(1)	408,308	51,222
Haci Omer Sabanci Holding AS	193,660	443,708
Is Finansal Kiralama AS(1)	75,356	34,815
Is Yatirim Menkul Degerler AS	241,459	255,901
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B(1)	3,872	2,742
KOC Holding AS	63,202	281,761
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	7,444	14,303
Naturelgaz Sanayi ve Ticaret AS	374,069	95,042
NET Holding AS(1)	92,984	114,492
Pegasus Hava Tasimaciligi AS(1)	50,116	303,355
Polisan Holding AS	1,488,122	167,101
Sekerbank Turk AS	484,405	94,698
Selcuk Ecza Deposu Ticaret ve Sanayi AS	1,185	2,494
TAV Havalimanlari Holding AS(1)	17,763	109,462
Tekfen Holding AS	29,741	75,537
Tera Yatirim Menkul Degerler AS(1)	13,181	221,214
Turk Hava Yollari AO	85,223	694,181
Turkcell Iletisim Hizmetleri AS, ADR	109,046	641,190
Turkiye Halk Bankasi AS(1)	6,497	4,228
Turkiye Is Bankasi AS, C Shares	1,031,759	377,698
Turkiye Petrol Rafinerileri AS	44,988	188,365
Turkiye Sigorta AS	32,746	7,960
Turkiye Sinai Kalkinma Bankasi AS(1)	549,711	193,967
Turkiye Vakiflar Bankasi TAO, D Shares(1)	407,948	285,747

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Ulker Biskuvi Sanayi AS(2)	24,189	$66,703
Vakif Finansal Kiralama AS(1)	373,005	24,856
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	72	110
Vestel Elektronik Sanayi ve Ticaret AS(1)	3,084	3,173
Yapi ve Kredi Bankasi AS(1)(2)	490,776	392,469
Zorlu Enerji Elektrik Uretim AS(1)	128,004	11,826
		6,640,587
TOTAL COMMON STOCKS (Cost $638,863,249)		777,811,436
WARRANTS — 0.0%
Brazil — 0.0%
Marisa Lojas SA(1)	8,412	310
Malaysia — 0.0%
PESTEC International Bhd.(1)	1,700	22
Supermax Corp. Bhd.(1)	16,771	635
		657
Thailand — 0.0%
Buriram Sugar PCL, NVDR(1)	8,450	29
Kiatnakin Phatra Bank PCL, NVDR(1)	2,417	125
Northeast Rubber PCL, NVDR(1)	29,283	164
Origin Property PCL, NVDR(1)	400	5
TEAM Consulting Engineering & Management PCL, NVDR(1)	20	—
		323
TOTAL WARRANTS (Cost $—)		1,290
RIGHTS — 0.0%
China — 0.0%
XJ International Holdings Co. Ltd.(1)	76,833	99
Thailand — 0.0%
Thonburi Healthcare Group PCL, NVDR(1)	80	3
TOTAL RIGHTS (Cost $—)		102
SHORT-TERM INVESTMENTS — 0.9%
Money Market Funds — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	699,237	699,237
State Street Navigator Securities Lending Government Money Market Portfolio(4)	6,205,844	6,205,844
TOTAL SHORT-TERM INVESTMENTS (Cost $6,905,081)		6,905,081
TOTAL INVESTMENT SECURITIES — 101.1% (Cost $645,768,330)		784,717,909
OTHER ASSETS AND LIABILITIES — (1.1)%		(8,256,248)
TOTAL NET ASSETS — 100.0%		$776,461,661

Schedule of Investments - Avantis Emerging Markets Value ETF

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	27.6%
Materials	13.6%
Consumer Discretionary	12.7%
Industrials	12.1%
Information Technology	12.1%
Communication Services	5.8%
Energy	4.5%
Consumer Staples	4.1%
Health Care	2.9%
Real Estate	2.8%
Utilities	2.0%
Short-Term Investments	0.9%
Other Assets and Liabilities	(1.1)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
BDR	–	Brazilian Depository Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $58,935,969. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $62,569,613, which includes securities collateral of $56,363,769.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$18,408,444	$17,966,365	—
Chile	1,556,305	3,801,010	—
China	15,100,823	192,706,170	—
Indonesia	2,083,358	8,953,439	—
Mexico	4,478,145	10,626,849	—
Philippines	819	4,179,602	—
South Africa	7,873,546	22,114,872	—
South Korea	13,238,103	84,290,853	—
Taiwan	1,582,716	168,464,929	—
Turkey	641,190	5,999,397	—
Other Countries	—	193,744,501	—
Warrants	—	1,290	—
Rights	—	102	—
Short-Term Investments	6,905,081	—	—
	$71,868,530	$712,849,379	—

See Notes to Financial Statements.

Schedule of Investments - Avantis International Equity ETF
AUGUST 31, 2025

	Shares	Value
COMMON STOCKS — 99.6%
Australia — 6.6%
29Metals Ltd.(1)(2)	42,815	$9,442
Accent Group Ltd.	420,991	390,563
Adairs Ltd.(2)	188,061	335,797
Aeris Resources Ltd.(1)	24,747	3,647
AGL Energy Ltd.	575,946	3,096,811
Alkane Resources Ltd.(1)(2)	196,819	135,909
Alliance Aviation Services Ltd.(1)	8,660	13,071
ALS Ltd.	45,451	551,310
Amotiv Ltd.	79,099	505,027
AMP Ltd.	1,883,625	2,102,384
Amplitude Energy Ltd.(1)	652,226	106,725
Ampol Ltd.	291,614	5,598,746
Ansell Ltd.	2,383	52,835
ANZ Group Holdings Ltd.	922,624	20,273,863
APA Group	1,059,720	6,103,034
ARB Corp. Ltd.	9,424	245,925
Aristocrat Leisure Ltd.	195,412	9,265,763
ARN Media Ltd.	24,887	7,481
ASX Ltd.	90,362	3,691,174
Atlas Arteria Ltd.	77,912	271,357
Aurelia Metals Ltd.(1)	1,182,497	166,154
Aurizon Holdings Ltd.	2,545,800	5,391,378
Austal Ltd.(1)	334,631	1,699,966
Austin Engineering Ltd.	30,917	6,247
Australian Agricultural Co. Ltd.(1)	49,709	45,883
Australian Clinical Labs Ltd.	212,312	395,190
Australian Ethical Investment Ltd.	3,356	16,466
Australian Finance Group Ltd.	38,545	70,519
Baby Bunting Group Ltd.(1)	15,373	27,126
Bank of Queensland Ltd.	842,768	4,002,482
Bapcor Ltd.	135,436	352,214
Beach Energy Ltd.	1,535,791	1,203,517
Bega Cheese Ltd.	149,317	568,368
Bendigo & Adelaide Bank Ltd.	804,657	7,009,736
BHP Group Ltd., ADR(2)	647,580	36,115,537
BlueScope Steel Ltd.	474,712	7,111,992
Brambles Ltd.	842,548	14,278,778
Bravura Solutions Ltd.	275,340	402,944
Breville Group Ltd.(2)	13,289	292,210
Brickworks Ltd.	13,720	320,220
Capricorn Metals Ltd.(1)	449,116	3,042,556
CAR Group Ltd.	31,523	831,512
Catalyst Metals Ltd.(1)	169,066	805,628
Cedar Woods Properties Ltd.	11,527	56,433
Cettire Ltd.(1)(2)	125,990	25,884
Challenger Ltd.	1,319,060	7,180,858
Champion Iron Ltd.(2)	132,825	389,944
Cleanaway Waste Management Ltd.	262,221	476,189
Coast Entertainment Holdings Ltd.(1)(2)	180,016	47,104
Cochlear Ltd.	19,351	3,810,509

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Coles Group Ltd.	788,565	$12,310,295
Collins Foods Ltd.	34,268	217,598
Commonwealth Bank of Australia	303,670	33,752,308
Computershare Ltd.	209,908	5,223,744
Core Lithium Ltd.(1)(2)	519,170	37,253
Coronado Global Resources, Inc.	308,351	73,437
Credit Corp. Group Ltd.	17,008	182,986
CSL Ltd.	51,868	7,215,235
Data#3 Ltd.	40,386	242,603
Deep Yellow Ltd.(1)(2)	444,912	525,739
Deterra Royalties Ltd.	212,498	581,492
Dicker Data Ltd.(2)	29,135	173,787
Domino's Pizza Enterprises Ltd.	7,292	71,804
Downer EDI Ltd.	130,687	616,650
Dyno Nobel Ltd.	637,702	1,269,792
Elders Ltd.	187,058	909,426
Emeco Holdings Ltd.(1)(2)	118,990	83,226
Emerald Resources NL(1)(2)	163,679	408,456
Endeavour Group Ltd.	1,857,390	4,634,551
Evolution Mining Ltd.	1,857,907	10,658,585
EVT Ltd.	85,125	779,539
FleetPartners Group Ltd.(1)	87,535	161,383
Flight Centre Travel Group Ltd.(2)	63,241	537,658
Fortescue Ltd.	768,126	9,688,506
Genesis Minerals Ltd.(1)	133,651	399,824
GenusPlus Group Ltd.	10,774	37,031
Gold Road Resources Ltd.	907,142	1,999,526
GrainCorp Ltd., A Shares	261,990	1,367,828
Grange Resources Ltd.	240,025	31,413
GWA Group Ltd.	15,303	25,216
Hansen Technologies Ltd.	84,412	328,706
Harvey Norman Holdings Ltd.	478,469	2,152,733
Healius Ltd.	809,161	454,093
Helia Group Ltd.	405,564	1,470,403
Humm Group Ltd.	16,752	6,899
IDP Education Ltd.	45,917	168,344
IGO Ltd.	371,728	1,265,488
Iluka Resources Ltd.	1,335,988	5,514,175
Imdex Ltd.	99,730	196,656
Infomedia Ltd.	77,563	84,936
Inghams Group Ltd.	555,745	984,305
Insurance Australia Group Ltd.	628,085	3,573,125
ioneer Ltd.(1)(2)	679,404	50,741
IPH Ltd.	1,925	5,742
James Hardie Industries PLC(1)	227,818	4,626,759
JB Hi-Fi Ltd.	124,294	9,504,748
Johns Lyng Group Ltd.	61,301	156,070
Judo Capital Holdings Ltd.(1)	408,240	453,772
Jumbo Interactive Ltd.	41,213	328,945
Jupiter Mines Ltd.	435,624	67,051
Karoon Energy Ltd.	1,592,217	1,829,826
Kelsian Group Ltd.	14,061	45,711
Kogan.com Ltd.(2)	51,367	135,250

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Lendlease Corp. Ltd.	204,985	$742,520
Leo Lithium Ltd.(2)	415,008	2,716
Lifestyle Communities Ltd.(2)	6,561	24,318
Lindsay Australia Ltd.(2)	65,141	28,963
Liontown Resources Ltd.(1)(2)	390,665	239,101
Lovisa Holdings Ltd.	44,549	1,252,231
Lynas Rare Earths Ltd.(1)(2)	100,235	907,906
Maas Group Holdings Ltd.	100,393	293,423
Macmahon Holdings Ltd.	38,005	10,850
Macquarie Group Ltd.	53,962	7,914,455
Macquarie Technology Group Ltd.(1)	4,747	189,297
Mader Group Ltd.(2)	10,465	57,758
Magellan Financial Group Ltd.	102,053	679,950
Mayne Pharma Group Ltd.(1)(2)	42,015	142,044
McMillan Shakespeare Ltd.	51,117	654,136
Medibank Pvt Ltd.	2,175,261	7,246,843
Megaport Ltd.(1)	74,060	792,939
Metals X Ltd.(1)	442,730	184,765
Metcash Ltd.	2,388,289	6,553,931
Mineral Resources Ltd.(1)	95,245	2,311,987
Monadelphous Group Ltd.	58,696	822,049
Mount Gibson Iron Ltd.(1)	191,102	48,118
Myer Holdings Ltd.	992,084	430,791
MyState Ltd.	528	1,480
National Australia Bank Ltd.	806,286	22,502,299
Netwealth Group Ltd.	16,845	378,046
New Hope Corp. Ltd.	1,116,670	3,228,137
NEXTDC Ltd.(1)(2)	67,086	720,818
nib holdings Ltd.	698,753	3,504,795
Nick Scali Ltd.(2)	94,655	1,500,784
Nickel Industries Ltd.	164,137	74,842
Nine Entertainment Co. Holdings Ltd.	1,281,257	1,396,010
Northern Star Resources Ltd.	771,377	9,626,605
NRW Holdings Ltd.	486,137	1,217,035
Nufarm Ltd.(1)	287,707	455,908
Nuix Ltd.(1)	36,586	63,318
OFX Group Ltd.(1)(2)	51,542	27,284
Omni Bridgeway Ltd.(1)	49,909	52,698
oOh!media Ltd.	280,875	308,300
Opthea Ltd.(1)	200,476	59,041
Ora Banda Mining Ltd.(1)	712,481	400,182
Orica Ltd.	505,609	7,256,083
Origin Energy Ltd.	841,149	7,096,304
Orora Ltd.	443,967	602,732
Pacific Current Group Ltd.	6,132	44,754
Paladin Energy Ltd.(1)(2)	20,325	102,709
Pantoro Gold Ltd.(1)	296,195	908,474
Peet Ltd.	34,647	38,639
Perenti Ltd.	1,035,820	1,598,995
Perpetual Ltd.	43,116	611,559
Perseus Mining Ltd.	1,524,566	3,820,943
Pilbara Minerals Ltd.(1)(2)	567,712	906,800
Platinum Asset Management Ltd.	224,982	117,767

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Premier Investments Ltd.	47,246	$688,371
Pro Medicus Ltd.	27,118	5,267,254
PWR Holdings Ltd.(2)	17,807	90,637
Qantas Airways Ltd.	162,175	1,242,621
QBE Insurance Group Ltd.	834,450	11,789,728
Qube Holdings Ltd.	276,225	757,155
Ramelius Resources Ltd.	858,636	1,804,608
Ramsay Health Care Ltd.	29,774	659,007
REA Group Ltd.	15,374	2,517,778
Reece Ltd.(2)	30,870	224,577
Regis Healthcare Ltd.	35,638	182,778
Regis Resources Ltd.(1)	2,854,161	8,597,224
Reliance Worldwide Corp. Ltd.	234,205	639,676
Resolute Mining Ltd.(1)	4,225,582	1,801,480
Ridley Corp. Ltd.(2)	189,273	383,668
Rio Tinto Ltd.	107,712	8,136,247
Sandfire Resources Ltd.(1)	860,473	7,041,507
Santos Ltd.	2,202,486	11,530,763
SEEK Ltd.	25,629	463,471
Select Harvests Ltd.(1)	68,618	172,346
Servcorp Ltd.	9,050	40,267
Service Stream Ltd.	213,613	290,217
Seven West Media Ltd.(1)	326,689	29,954
SGH Ltd.	121,346	3,995,862
Silex Systems Ltd.(1)(2)	24,452	66,066
Sims Ltd.	76,811	712,939
SiteMinder Ltd.(1)	63,659	286,729
SmartGroup Corp. Ltd.	30,726	181,394
Sonic Healthcare Ltd.	94,863	1,490,058
South32 Ltd.	2,726,133	4,813,543
Southern Cross Electrical Engineering Ltd.	82,561	105,714
Southern Cross Media Group Ltd.(1)	67,219	35,174
SRG Global Ltd.	294,562	377,971
St Barbara Ltd.(1)(2)	782,408	180,839
Star Entertainment Group Ltd.(1)(2)	1,693,937	116,163
Steadfast Group Ltd.	25,669	101,929
Strike Energy Ltd.(1)(2)	598,859	44,979
Suncorp Group Ltd.	487,030	6,768,344
Super Retail Group Ltd.	516,316	6,338,920
Syrah Resources Ltd.(1)(2)	97,373	19,106
Technology One Ltd.	242,225	6,308,190
Telix Pharmaceuticals Ltd.(1)	16,754	159,503
Telstra Group Ltd.	1,931,570	6,179,633
Terracom Ltd.(2)	303,171	14,498
Transurban Group	549,391	5,240,143
Treasury Wine Estates Ltd.	428,441	2,190,562
Tyro Payments Ltd.(1)	145,887	117,916
Universal Store Holdings Ltd.	49,693	283,961
Vault Minerals Ltd.(1)	4,785,222	1,698,145
Ventia Services Group Pty. Ltd.	255,862	909,044
Viva Energy Group Ltd.(2)	459,186	647,008
Vulcan Energy Resources Ltd.(1)(2)	43,091	116,564
Washington H Soul Pattinson & Co. Ltd.	200,147	5,721,316

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Webjet Group Ltd.(1)(2)	356,938	$210,850
Wesfarmers Ltd.	372,787	22,329,395
West African Resources Ltd.(1)	2,640,589	5,253,524
Westgold Resources Ltd.(1)	214,951	489,948
Westgold Resources Ltd. (Toronto)(1)	131,374	297,501
Westpac Banking Corp.	1,042,847	26,268,343
Whitehaven Coal Ltd.	1,291,683	5,573,341
WiseTech Global Ltd.	13,707	908,114
Woodside Energy Group Ltd.	134,924	2,325,751
Woodside Energy Group Ltd., ADR	59,682	1,025,337
Woolworths Group Ltd.	511,366	9,625,882
Worley Ltd.	45,822	439,107
Xero Ltd.(1)	11,820	1,260,401
Yancoal Australia Ltd.	389,246	1,383,618
Zip Co. Ltd.(1)(2)	35,920	98,995
		573,743,863
Austria — 0.3%
ANDRITZ AG	6,002	422,561
AT&S Austria Technologie & Systemtechnik AG(1)	24,574	585,559
BAWAG Group AG(1)	13,767	1,780,013
CA Immobilien Anlagen AG	5,223	143,340
CPI Europe AG(1)	13,235	288,795
DO & Co. AG	5,937	1,577,833
Erste Group Bank AG	99,881	9,507,216
EVN AG	15,451	423,013
Lenzing AG(1)	32	991
Oesterreichische Post AG	11,405	384,120
OMV AG	41,031	2,259,971
Porr AG	16,817	583,631
Raiffeisen Bank International AG	52,168	1,733,128
Semperit AG Holding	3,502	54,927
Telekom Austria AG	23,245	254,567
UNIQA Insurance Group AG	56,186	814,222
Verbund AG	59,731	4,259,807
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,986	362,287
voestalpine AG	52,683	1,745,424
Wienerberger AG	29,332	1,022,157
		28,203,562
Belgium — 1.0%
Ackermans & van Haaren NV	23,270	6,036,670
Ageas SA	122,038	8,598,525
AGFA-Gevaert NV(1)	9,590	12,012
Anheuser-Busch InBev SA, ADR(2)	151,617	9,501,837
Argenx SE, ADR(1)	8,319	5,924,792
Barco NV	27,533	451,715
Bekaert SA	27,740	1,246,566
bpost SA(1)	58,448	146,090
Cie d'Entreprises CFE	1,442	14,946
CMB Tech NV(1)	37,624	325,255
Colruyt Group NV	23,833	1,048,310
Deceuninck NV(2)	10,650	26,362
Deme Group NV	3,467	528,570
D'ieteren Group	16,615	3,600,464

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Elia Group SA(2)	21,260	$2,432,693
EVS Broadcast Equipment SA	6,909	281,450
Galapagos NV, ADR(1)(2)	20,499	644,489
Gimv NV	6,711	346,028
Immobel SA(1)	61	1,849
KBC Ancora	12,029	931,641
KBC Group NV	97,735	11,520,348
Kinepolis Group NV(2)	8,875	354,200
Lotus Bakeries NV(2)	193	1,892,646
Melexis NV	12,636	1,000,409
Ontex Group NV(1)(2)	61,699	470,331
Proximus SADP	115,422	1,000,530
Solvay SA	145,282	4,771,848
Syensqo SA(2)	64,216	5,676,294
Tessenderlo Group SA	7,353	224,220
UCB SA(2)	59,728	14,010,926
Umicore SA	181,322	2,829,897
VGP NV	7,237	826,267
		86,678,180
Canada — 11.5%
ADENTRA, Inc.	7,800	195,206
Advantage Energy Ltd.(1)	152,226	1,231,464
Aecon Group, Inc.	56,001	832,257
Ag Growth International, Inc.	4	123
AGF Management Ltd., Class B	19,400	173,185
Agnico Eagle Mines Ltd.	241,412	34,806,852
Aimia, Inc.(1)(2)	5,405	12,200
Air Canada(1)	21,398	303,827
Alamos Gold, Inc., Class A	225,926	6,882,982
Alaris Equity Partners Income	1,756	23,859
Algoma Steel Group, Inc.	28,900	140,570
Algonquin Power & Utilities Corp.	206,333	1,195,916
Alimentation Couche-Tard, Inc.	211,106	10,700,177
AltaGas Ltd.	53,790	1,594,489
Americas Gold & Silver Corp.(1)(2)	96,400	259,715
Amerigo Resources Ltd.	28,300	46,159
Andlauer Healthcare Group, Inc.	16,517	641,148
ARC Resources Ltd.	503,537	9,690,525
Aris Mining Corp.(1)	51,299	446,371
Aritzia, Inc.(1)	90,600	5,424,059
Atco Ltd., Class I	30,906	1,131,731
Athabasca Oil Corp.(1)	1,409,902	6,180,224
AtkinsRealis Group, Inc.	51,720	3,556,586
Atrium Mortgage Investment Corp.	4,535	38,305
AutoCanada, Inc.(1)	6,900	167,105
Avino Silver & Gold Mines Ltd.(1)(2)	112,500	500,510
B2Gold Corp.	2,158,525	8,911,666
Badger Infrastructure Solutions Ltd.	18,612	781,017
Ballard Power Systems, Inc.(1)(2)	38,300	76,692
Bank of Montreal	206,663	25,008,428
Bank of Nova Scotia	296,633	18,525,658
Barrick Mining Corp.	586,899	15,653,774
Bausch Health Cos., Inc.(1)	23,716	175,450

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Baytex Energy Corp.(2)	565,640	$1,256,200
BCE, Inc.	51,552	1,286,407
Birchcliff Energy Ltd.	1,122,195	5,156,042
Bird Construction, Inc.	75,309	1,239,842
Bitfarms Ltd.(1)(2)	63,400	84,481
Bombardier, Inc., Class B(1)	16,163	1,889,636
Bonterra Energy Corp.(1)	4,200	10,551
Boralex, Inc., A Shares	45,376	954,206
Boston Pizza Royalties Income Fund	2,700	42,485
Boyd Group Services, Inc.	7,200	1,182,114
Brookfield Asset Management Ltd., Class A	45,741	2,752,753
Brookfield Business Corp., Class A	6,000	198,172
Brookfield Corp.	57,916	3,806,806
Brookfield Infrastructure Corp., Class A	39,578	1,591,827
Brookfield Infrastructure Corp. (Toronto), Class A	24,896	1,002,475
Brookfield Renewable Corp.	63,324	2,134,393
Brookfield Renewable Corp. (New York)	45,129	1,520,847
Brookfield Wealth Solutions Ltd.(1)	3,000	196,862
BRP, Inc.	16,061	1,010,778
CAE, Inc.(1)	90,853	2,449,694
Cameco Corp.	82,500	6,382,058
Canacol Energy Ltd.(1)(2)	2,500	4,660
Canada Goose Holdings, Inc.(1)	24,800	321,433
Canadian Imperial Bank of Commerce	272,647	21,061,725
Canadian National Railway Co.	181,690	17,588,878
Canadian Natural Resources Ltd.	787,469	24,936,853
Canadian Pacific Kansas City Ltd.	145,458	11,079,740
Canadian Tire Corp. Ltd., Class A	21,893	2,729,950
Canadian Utilities Ltd., A Shares	87,557	2,437,328
Canfor Corp.(1)	26,975	255,736
Capital Power Corp.	242,831	10,126,283
Capstone Copper Corp.(1)	283,406	2,026,466
Cardinal Energy Ltd.	93,498	496,305
Cargojet, Inc.	6,524	479,033
Cascades, Inc.	13,743	98,368
CCL Industries, Inc., Class B	9,516	570,052
Celestica, Inc. (Toronto)(1)	190,925	37,188,217
Cenovus Energy, Inc.	663,695	11,037,823
Centerra Gold, Inc.	828,381	6,761,678
CES Energy Solutions Corp.	198,584	1,198,719
CGI, Inc.	60,622	5,886,737
Chorus Aviation, Inc.	5,392	79,780
Cogeco Communications, Inc.	14,300	669,315
Colliers International Group, Inc.	6,900	1,139,240
Computer Modelling Group Ltd.	22,500	101,904
Constellation Software, Inc.	1,886	6,248,911
D2L, Inc.(1)(2)	2,650	31,008
Definity Financial Corp.	20,629	1,066,336
Descartes Systems Group, Inc.(1)	13,200	1,319,183
Dollarama, Inc.	115,201	15,707,969
Dorel Industries, Inc., Class B(1)	8,000	7,048
DREAM Unlimited Corp., Class A	6,522	100,346
Dundee Precious Metals, Inc.	35,992	667,242

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Eldorado Gold Corp.(1)	258,132	$6,399,967
Element Fleet Management Corp.	484,529	12,912,776
Emera, Inc.	182,372	8,686,025
Empire Co. Ltd., Class A	110,785	4,300,396
Enbridge, Inc.	248,226	12,010,498
Enerflex Ltd.	143,946	1,450,623
Enghouse Systems Ltd.	10,135	168,775
Ensign Energy Services, Inc.(1)	42,500	68,701
EQB, Inc.	15,000	987,913
Equinox Gold Corp.(1)	393,610	3,442,135
Evertz Technologies Ltd.	1,636	14,426
Exchange Income Corp.	18,500	966,928
Extendicare, Inc.	85,738	812,836
Fairfax Financial Holdings Ltd.	5,512	9,489,301
Fiera Capital Corp.(2)	10,053	49,264
Finning International, Inc.	149,429	6,195,425
Firm Capital Mortgage Investment Corp.	7,935	69,565
First Majestic Silver Corp.	75,800	693,782
First National Financial Corp.	9,986	350,621
First Quantum Minerals Ltd.(1)	518,676	9,090,568
FirstService Corp. (Toronto)	9,300	1,872,325
Fortis, Inc.	103,700	5,161,026
Fortuna Mining Corp.(1)	499,987	3,855,436
Franco-Nevada Corp.	6,292	1,185,829
Freehold Royalties Ltd.	44,490	433,448
Frontera Energy Corp.	19,852	88,032
Galiano Gold, Inc.(1)	30,535	66,035
George Weston Ltd.	40,236	2,591,089
GFL Environmental, Inc.	16,777	839,247
Gibson Energy, Inc.	85,630	1,623,001
Gildan Activewear, Inc.	194,821	10,636,530
goeasy Ltd.	10,513	1,630,822
GoGold Resources, Inc.(1)	64,100	113,418
Great-West Lifeco, Inc.	117,788	4,665,720
Headwater Exploration, Inc.	214,018	1,061,246
High Liner Foods, Inc.	5,446	64,082
Hudbay Minerals, Inc.	274,390	3,292,640
Hydro One Ltd.	139,726	5,088,067
iA Financial Corp., Inc.	121,000	13,017,621
IAMGOLD Corp.(1)	716,792	6,675,479
IGM Financial, Inc.	16,243	582,375
Imperial Oil Ltd.	51,816	4,701,868
InPlay Oil Corp.	1,616	13,438
Intact Financial Corp.	36,842	7,378,058
Interfor Corp.(1)	395,916	3,649,686
International Petroleum Corp.(1)	71,060	1,318,906
Ivanhoe Mines Ltd., Class A(1)(2)	17,544	155,084
K92 Mining, Inc.(1)	115,497	1,302,689
Kelt Exploration Ltd.(1)	104,060	509,181
Keyera Corp.	249,272	8,031,664
Kinross Gold Corp.	1,117,765	23,366,974
Kiwetinohk Energy Corp.(1)	1,700	29,114
Knight Therapeutics, Inc.(1)	20,346	96,297

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Labrador Iron Ore Royalty Corp.	45,424	$888,403
Laurentian Bank of Canada	31,993	710,516
Leon's Furniture Ltd.	8,200	178,288
Linamar Corp.	18,964	1,035,367
Lithium Americas Corp.(1)(2)	96,900	289,991
Lithium Argentina AG(1)(2)	18,200	62,153
Loblaw Cos. Ltd.	145,616	5,947,210
Logan Energy Corp.(1)(2)	56	32
Lotus Creek Exploration, Inc.(1)	2,879	2,914
Lumine Group, Inc.(1)	5,658	199,318
Lundin Gold, Inc.	36,230	2,227,854
Lundin Mining Corp.	451,925	5,228,884
Magna International, Inc.	248,052	11,386,171
Major Drilling Group International, Inc.(1)	17,858	125,871
Manulife Financial Corp.	747,786	23,005,030
Maple Leaf Foods, Inc.	33,128	871,288
Martinrea International, Inc.	53,740	405,784
MCAN Mortgage Corp.(2)	4,620	73,706
MDA Space Ltd.(1)	145,902	4,718,031
MEG Energy Corp.	353,762	7,276,933
Meren Energy, Inc.	155,900	202,062
Methanex Corp.	28,780	1,022,236
Metro, Inc.	146,937	10,532,259
MTY Food Group, Inc.	15	421
Mullen Group Ltd.	122,182	1,225,067
National Bank of Canada	227,161	23,878,081
Neo Performance Materials, Inc.	1,300	16,632
New Gold, Inc.(1)	1,236,207	7,291,132
NexGen Energy Ltd.(1)(2)	362,295	2,851,720
North American Construction Group Ltd.	11,135	152,186
North West Co., Inc.	46,240	1,698,963
Northland Power, Inc.	269,995	4,374,259
Novagold Resources, Inc.(1)	71,368	488,157
Nutrien Ltd.	252,762	14,567,381
NuVista Energy Ltd.(1)	299,101	3,179,724
Obsidian Energy Ltd.(1)	51,250	316,079
OceanaGold Corp.	290,021	5,300,562
Onex Corp.	17,483	1,495,797
Open Text Corp.	79,154	2,617,814
Orla Mining Ltd.(1)	101,524	1,120,693
Pan American Silver Corp.	505,957	17,164,260
Paramount Resources Ltd., A Shares	95,735	1,423,460
Parex Resources, Inc.	327,898	4,130,510
Parkland Corp.	58,013	1,641,523
Pason Systems, Inc.	35,435	303,172
Pembina Pipeline Corp.	189,235	7,147,209
Pet Valu Holdings Ltd.	18,400	522,518
PetroTal Corp.	1,000	495
Peyto Exploration & Development Corp.	382,430	5,204,512
PHX Energy Services Corp.	3,700	20,933
Pine Cliff Energy Ltd.	77,100	33,123
Pizza Pizza Royalty Corp.	10,200	118,834
Polaris Renewable Energy, Inc.	5,700	52,586

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Power Corp. of Canada	94,619	$4,004,953
Precision Drilling Corp.(1)	9,289	537,718
Premium Brands Holdings Corp.	27,100	1,863,958
Quebecor, Inc., Class B	56,074	1,703,840
Quipt Home Medical Corp.(1)	2,400	6,291
RB Global, Inc.	44,576	5,105,946
Real Matters, Inc.(1)	22,688	105,894
Restaurant Brands International, Inc.	95,305	6,035,370
Richelieu Hardware Ltd.	19,128	509,346
Rogers Communications, Inc., Class B	116,999	4,192,319
Rogers Sugar, Inc.	22,575	104,216
Royal Bank of Canada	232,915	33,848,018
Russel Metals, Inc.	44,781	1,356,457
Sandstorm Gold Ltd.	146,304	1,634,182
Saputo, Inc.	67,975	1,701,664
Secure Waste Infrastructure Corp.	235,319	2,808,373
Shopify, Inc., Class A(1)	161,808	22,854,710
Silvercorp Metals, Inc.(2)	92,937	449,340
South Bow Corp.(2)	201,944	5,596,526
Spartan Delta Corp.(1)(2)	53,028	188,427
SSR Mining, Inc.(1)	156,389	3,017,664
Stantec, Inc.	55,856	6,071,419
STEP Energy Services Ltd.(1)(2)	400	1,258
StorageVault Canada, Inc.	20,100	69,959
Sun Life Financial, Inc.	215,302	12,576,202
Suncor Energy, Inc.	585,358	24,196,872
SunOpta, Inc.(1)	64,620	403,713
Superior Plus Corp.	15,600	82,467
Surge Energy, Inc.	36,800	185,695
Tamarack Valley Energy Ltd.	618,273	2,426,542
Taseko Mines Ltd.(1)	140,284	457,620
TC Energy Corp.	289,724	15,087,968
Teck Resources Ltd., Class B	279,065	9,542,282
TELUS Corp.	204,350	3,368,758
TELUS Corp.(1)	19,763	325,798
TFI International, Inc.	19,853	1,881,001
Thomson Reuters Corp.	10,054	1,785,613
Timbercreek Financial Corp.	28,046	158,063
TMX Group Ltd.	32,682	1,305,281
Torex Gold Resources, Inc.(1)	63,485	2,117,631
Toromont Industries Ltd.	32,121	3,358,397
Toronto-Dominion Bank	313,640	23,550,120
Total Energy Services, Inc.	4,100	39,795
Tourmaline Oil Corp.	220,448	9,361,435
TransAlta Corp.	276,286	3,393,851
Transcontinental, Inc., Class A	41,127	609,710
Trican Well Service Ltd.	155,419	674,480
Triple Flag Precious Metals Corp.	13,300	363,744
Valeura Energy, Inc.(1)	40,000	234,172
Vermilion Energy, Inc.	164,296	1,240,579
Wajax Corp.	5,600	97,047
Wesdome Gold Mines Ltd.(1)	82,663	1,097,278
West Fraser Timber Co. Ltd.	119,234	8,685,455

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Western Forest Products, Inc.(1)	2,301	$21,010
Westshore Terminals Investment Corp.(2)	21,750	407,649
Wheaton Precious Metals Corp.	44,751	4,494,162
Whitecap Resources, Inc.	1,469,296	11,062,381
WildBrain Ltd.(1)	200	299
Winpak Ltd.	12,100	368,458
WSP Global, Inc.	15,960	3,250,222
		1,004,845,779
Denmark — 1.9%
ALK-Abello AS(1)	34,938	1,102,927
Alm Brand AS	2,439,496	6,805,908
AP Moller - Maersk AS, A Shares	1,354	2,783,454
AP Moller - Maersk AS, B Shares	2,521	5,194,596
Bang & Olufsen AS(1)	17,969	43,092
Bavarian Nordic AS(1)	35,247	1,306,561
Carlsberg AS, B Shares	71,242	8,714,079
cBrain AS	3,843	112,628
Chemometec AS	7,909	645,811
Coloplast AS, B Shares	11,781	1,133,290
D/S Norden AS	136,258	4,865,873
Danske Andelskassers Bank AS	9,479	22,294
Danske Bank AS	302,894	12,466,574
Demant AS(1)	12,205	466,958
Dfds AS(1)	26,463	414,636
DSV AS	26,083	5,782,796
FLSmidth & Co. AS	7,208	492,462
Genmab AS, ADR(1)	298,775	7,430,534
H Lundbeck AS	114,994	727,663
H Lundbeck AS, A Shares	13,770	71,953
H&H International AS, B Shares(1)	4,429	67,140
ISS AS	19,574	572,462
Jyske Bank AS	57,298	6,152,315
Nilfisk Holding AS(1)	5,794	97,530
NKT AS(1)	76,336	7,271,260
Novo Nordisk AS, ADR	634,396	35,817,998
Novonesis Novozymes B, B Shares	224,441	14,277,216
NTG Nordic Transport Group AS(1)	363	10,451
Orsted AS(1)	115,907	3,514,467
Pandora AS	56,427	7,800,794
Per Aarsleff Holding AS	15,285	1,498,610
Ringkjoebing Landbobank AS	15,571	3,518,488
Rockwool AS, B Shares	89,045	3,365,305
Royal Unibrew AS	14,326	1,107,137
Schouw & Co. AS	3,339	309,796
Solar AS, B Shares	3,400	115,632
Sparekassen Sjaelland-Fyn AS	2,040	105,200
Sydbank AS	41,769	3,175,838
TORM PLC, Class A	74,425	1,597,019
Tryg AS	47,568	1,250,103
Vestas Wind Systems AS	632,847	12,598,373
		164,807,223
Finland — 0.9%
Aktia Bank OYJ	8,317	102,036

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Alandsbanken Abp, B Shares	152	$7,505
Anora Group OYJ	14,250	54,639
Atria OYJ	267	4,142
CapMan OYJ, B Shares	3,716	8,227
Citycon OYJ	84,224	355,051
Elisa OYJ	68,070	3,628,770
Finnair OYJ(1)(2)	86,678	318,589
Fortum OYJ	120,372	2,082,902
Hiab OYJ, B Shares	18,469	1,217,180
Huhtamaki OYJ	96,565	3,430,264
Kalmar OYJ, B Shares	39,675	1,826,242
Kemira OYJ	93,705	2,166,338
Kesko OYJ, B Shares	285,266	6,327,288
Kojamo OYJ(1)(2)	79,702	976,854
Kone OYJ, B Shares	91,778	5,772,606
Konecranes OYJ	33,077	2,726,653
Mandatum OYJ	69,335	476,589
Marimekko OYJ	12,693	178,042
Metsa Board OYJ, Class B(2)	68,781	252,414
Metso OYJ(2)	235,042	3,042,250
Neste OYJ	123,096	2,262,321
Nokia OYJ, ADR(2)	1,378,630	5,928,109
Nokian Renkaat OYJ(2)	110,341	1,038,215
Nordea Bank Abp	515,628	7,882,967
Oma Saastopankki OYJ	1,110	12,244
Orion OYJ, Class B	97,119	7,758,474
Outokumpu OYJ	441,811	1,817,737
Puuilo OYJ	46,611	727,037
Revenio Group OYJ(2)	1,004	28,032
Sampo OYJ, A Shares	439,590	5,044,214
Sanoma OYJ	5,288	66,351
Stora Enso OYJ, R Shares(2)	470,921	5,500,949
Taaleri PLC(2)	2,859	24,925
Talenom OYJ	1,730	6,924
Tokmanni Group Corp.(2)	31,759	344,238
UPM-Kymmene OYJ	114,576	3,262,926
Valmet OYJ	39,631	1,377,478
Wartsila OYJ Abp	139,769	4,097,022
YIT OYJ(1)	63,740	241,417
		82,376,161
France — 8.6%
ABC arbitrage	2,291	15,923
Accor SA	125,605	6,230,824
Aeroports de Paris SA(2)	20,246	2,664,790
Air France-KLM(1)	32,225	507,045
Air Liquide SA	137,719	28,375,251
Airbus SE	133,508	27,912,379
AKWEL SADIR	1,186	11,116
Alstom SA(1)(2)	220,582	5,303,221
Alten SA	29,998	2,316,373
Amundi SA	11,388	841,798
Aperam SA	31,682	961,852
ArcelorMittal SA, NY Shares	336,911	11,239,351

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Arkema SA	70,864	$5,027,933
AXA SA	596,065	27,763,301
Ayvens SA	45,594	505,169
Beneteau SACA	28,202	275,943
BioMerieux(2)	47,322	6,580,788
BNP Paribas SA	339,077	30,471,057
Bollore SE	126,412	738,034
Bonduelle SCA	2,380	22,127
Bouygues SA	164,625	7,059,608
Bureau Veritas SA	159,637	4,815,702
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	218	6,887
Caisse Regionale de Credit Agricole Mutuel Nord de France	123	3,431
Capgemini SE	30,699	4,366,301
Carbios SACA(1)	1,794	21,270
Carrefour SA	429,514	6,218,438
Catana Group(2)	2,599	10,395
Cie de Saint-Gobain SA	364,180	39,316,563
Cie des Alpes	21,019	544,803
Cie Generale des Etablissements Michelin SCA	616,426	22,322,975
Claranova SE(1)	434	864
Clariane SE(1)	226,334	1,134,867
Coface SA	108,542	2,044,099
Credit Agricole SA	483,144	8,837,674
Danone SA	125,822	10,502,027
Dassault Aviation SA	25,890	8,172,799
Dassault Systemes SE	114,629	3,564,985
Derichebourg SA	109,083	763,529
Edenred SE	21,347	617,511
Eiffage SA	84,559	10,641,368
Elis SA	110,030	3,015,074
Engie SA	852,436	17,639,743
Eramet SA(2)	3,466	206,924
EssilorLuxottica SA	38,854	11,851,843
Esso SA Francaise	1,670	190,275
Etablissements Maurel et Prom SA	64,153	381,813
Eurazeo SE	15,495	1,013,995
Euroapi SA(1)	70,483	248,638
Eurofins Scientific SE(2)	19,081	1,448,917
Euronext NV	9,815	1,620,258
Eutelsat Communications SACA(1)(2)	160,382	583,609
FDJ UNITED	141,028	4,539,370
Figeac Aero(1)	98	1,135
Fnac Darty SA	4,627	159,471
Fountaine Pajot SA	5	606
Gaztransport Et Technigaz SA	48,167	8,989,556
Getlink SE	283,887	5,370,196
GL Events SACA	1,343	47,995
Groupe LDLC	10	132
Groupe SFPI	119	324
Guerbet(1)	463	11,113
Hermes International SCA	7,060	17,291,049
ID Logistics Group SACA(1)	1,262	606,167
Imerys SA	19,201	490,556

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Interparfums SA(2)	7,354	$271,616
Ipsen SA	42,840	5,824,381
IPSOS SA	9,202	382,339
Jacquet Metals SACA	5,254	120,745
JCDecaux SE	31,987	550,743
Kaufman & Broad SA	12,697	425,830
Kering SA	30,412	8,149,323
La Francaise De L'energie SACA(1)	1,520	51,570
Legrand SA	67,632	10,299,408
LISI SA	1,780	94,539
L'Oreal SA	34,399	16,060,401
Louis Hachette Group	411,234	791,012
Lumibird(1)	6,142	115,977
LVMH Moet Hennessy Louis Vuitton SE	54,909	32,420,118
Maisons du Monde SA(1)(2)	12,989	29,784
Manitou BF SA	1,848	40,726
Mersen SA	20,120	571,030
Metropole Television SA	23,868	367,695
MGI Digital Graphic Technology(1)	119	1,952
Nacon SA(1)	629	622
Nexans SA	40,386	6,157,663
Nexity SA(1)(2)	35,933	363,046
Opmobility	41,306	666,175
Orange SA	1,045,713	17,044,257
OVH Groupe SA(1)	11,414	136,162
Pernod Ricard SA	44,748	5,097,498
Pluxee NV	23,789	484,523
Publicis Groupe SA	35,478	3,275,978
Pullup Entertainment(1)	1,837	48,750
Remy Cointreau SA	1,950	119,710
Renault SA	185,464	7,299,063
ReWorld Media SA	5,154	11,006
Rexel SA	170,500	5,520,135
Rubis SCA	57,136	1,891,685
Safran SA	154,353	51,295,859
Sanofi SA, ADR	404,750	20,027,030
Sartorius Stedim Biotech	1,461	299,611
Schneider Electric SE	47,705	11,720,468
SCOR SE	134,378	4,401,781
SEB SA(2)	15,363	1,119,788
Seche Environnement SACA	573	62,707
SES SA	867,010	6,060,340
SMCP SA(1)	27,933	207,887
Societe BIC SA	13,508	844,136
Societe Generale SA	465,826	28,745,574
Sodexo SA	12,195	732,260
SOITEC(1)(2)	13,343	554,168
Solutions 30 SE(1)	106,213	213,168
Sopra Steria Group	1,778	330,132
SPIE SA	7,285	403,774
STIF SA	3,113	303,908
STMicroelectronics NV, NY Shares	378,286	10,209,939
Sword Group	331	13,675

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Technip Energies NV	33,562	$1,551,195
Teleperformance SE(2)	18,675	1,440,944
Television Francaise 1 SA	24,560	242,480
Thales SA	40,633	10,688,079
TotalEnergies SE, ADR	718,389	45,078,910
Trigano SA	6,003	1,059,095
Ubisoft Entertainment SA(1)	351,227	3,842,680
Valeo SE	280,224	3,400,774
Vallourec SACA	296,476	5,322,554
Veolia Environnement SA	209,575	6,921,371
Vicat SACA	16,425	1,149,832
Vinci SA	296,368	40,196,805
Viridien(1)(2)	1,825	119,370
Vivendi SE(1)	369,776	1,323,437
Voltalia SA(1)(2)	32,391	257,971
X-Fab Silicon Foundries SE(1)(2)	58,003	473,089
		749,739,383
Germany — 8.2%
1&1 AG	3,384	80,992
2G Energy AG	6,126	263,578
7C Solarparken AG(1)	20,776	44,001
Adesso SE	2,431	247,543
adidas AG	65,843	12,810,152
AIXTRON SE	52,393	769,426
Allianz SE	59,622	25,207,138
AlzChem Group AG	7,864	1,334,258
Amadeus Fire AG	2,640	186,587
Aroundtown SA(1)	199,193	790,517
Atoss Software SE	4,450	534,205
Aumann AG	862	11,280
Aurubis AG	19,286	2,189,607
Baader Bank AG	1,933	11,874
BASF SE	369,915	19,650,235
Bayer AG	290,584	9,560,377
Bayerische Motoren Werke AG	121,535	12,715,042
Bayerische Motoren Werke AG, Preference Shares	13,174	1,261,373
BayWa AG(1)(2)	3,311	37,568
Bechtle AG	68,187	3,099,439
Befesa SA	32,001	1,028,038
Beiersdorf AG	39,837	4,587,859
Bertrandt AG	365	8,431
Bijou Brigitte AG	1,658	76,439
Bitcoin Group SE	1,185	53,943
Borussia Dortmund GmbH & Co. KGaA	100,378	430,964
Brenntag SE	84,711	5,241,735
CANCOM SE	20,856	560,240
Carl Zeiss Meditec AG, Bearer Shares	6,621	334,495
Ceconomy AG(1)	88,692	461,933
Cewe Stiftung & Co. KGaA	3,638	409,523
Commerzbank AG	659,101	25,156,926
Continental AG	96,203	8,435,570
Covestro AG(1)	117,416	8,159,381
CTS Eventim AG & Co. KGaA	46,440	4,353,230

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Daimler Truck Holding AG	369,342	$17,373,429
Datagroup SE	779	55,530
Delivery Hero SE(1)	11,958	317,234
Dermapharm Holding SE	4,566	175,680
Deutsche Bank AG	979,212	34,399,718
Deutsche Beteiligungs AG	3,029	89,521
Deutsche Boerse AG	48,393	14,243,698
Deutsche Lufthansa AG	724,098	6,750,622
Deutsche Pfandbriefbank AG	81,235	502,476
Deutsche Post AG	303,127	13,815,825
Deutsche Rohstoff AG	7,731	366,110
Deutsche Telekom AG	1,173,392	42,940,262
Deutz AG	90,580	942,811
Dr. Ing hc F Porsche AG, Preference Shares	8,243	437,230
Draegerwerk AG & Co. KGaA	567	36,802
Draegerwerk AG & Co. KGaA, Preference Shares	3,168	245,748
Duerr AG	41,220	1,023,172
E.ON SE	604,401	10,777,281
Eckert & Ziegler SE	13,956	281,986
Einhell Germany AG, Preference Shares	350	32,136
Elmos Semiconductor SE	5,375	513,255
ElringKlinger AG	10,673	59,332
Evonik Industries AG	260,500	5,026,545
Fielmann Group AG	19,686	1,195,710
flatexDEGIRO AG	96,189	3,182,659
Fraport AG Frankfurt Airport Services Worldwide(1)	2,442	209,264
Freenet AG	11,003	367,495
Fresenius Medical Care AG, ADR	24,285	624,125
Fresenius SE & Co. KGaA	159,996	8,699,613
Friedrich Vorwerk Group SE	10,050	847,356
FUCHS SE, Preference Shares(2)	74,804	3,591,177
GEA Group AG	122,751	8,934,657
GFT Technologies SE	13,707	281,417
Grand City Properties SA	18,749	241,834
Grenke AG	10,327	203,862
Hannover Rueck SE	26,699	7,773,211
Heidelberg Materials AG	97,309	23,018,278
Heidelberger Druckmaschinen AG(1)	261,779	616,605
HelloFresh SE(1)	499,991	4,423,522
Henkel AG & Co. KGaA	15,846	1,217,839
Henkel AG & Co. KGaA, Preference Shares	52,491	4,430,777
Hensoldt AG	13,495	1,398,896
HOCHTIEF AG	2,939	743,932
Hornbach Holding AG & Co. KGaA	5,148	626,594
HUGO BOSS AG	104,450	5,146,245
Indus Holding AG	12,156	319,396
Infineon Technologies AG	437,791	17,920,471
Instone Real Estate Group SE	11,568	125,254
Jenoptik AG	14,192	282,477
JOST Werke SE	7,779	476,847
Jungheinrich AG, Preference Shares	48,531	1,707,038
K&S AG	373,463	5,046,517
KION Group AG	74,683	4,862,988

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Kloeckner & Co. SE	58,978	$406,643
Knaus Tabbert AG(1)	1,297	25,812
Knorr-Bremse AG	70,315	7,345,285
Koenig & Bauer AG(1)	1,990	35,895
Kontron AG	10,137	289,889
Krones AG	25,949	3,990,897
KSB SE & Co. KGaA	17	18,503
KSB SE & Co. KGaA, Preference Shares	67	68,065
KWS Saat SE & Co. KGaA	815	61,876
Lang & Schwarz AG	3,835	92,053
Lanxess AG	146,146	4,146,485
LEG Immobilien SE	54,643	4,580,501
MBB SE	356	68,584
Mercedes-Benz Group AG	232,535	14,553,156
Merck KGaA	17,580	2,232,086
MLP SE	3,876	31,756
MPH Health Care AG	17	351
MTU Aero Engines AG	53,362	23,781,694
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	35,074	22,373,760
Mutares SE & Co. KGaA	19,479	651,044
Nabaltec AG	285	4,568
Nagarro SE	2,914	179,448
Nemetschek SE	34,653	4,787,276
Norma Group SE	25,329	471,134
Patrizia SE	12,191	106,096
Pentixapharm Holding AG(1)	9,691	19,753
Pfeiffer Vacuum Technology AG	456	83,854
Porsche Automobil Holding SE, Preference Shares	126,645	5,396,127
ProCredit Holding AG	8,676	93,562
ProSiebenSat.1 Media SE(1)	15,153	151,028
Puma SE	35,770	901,494
Qiagen NV(2)	39,027	1,814,755
Rational AG	2,130	1,587,729
Rheinmetall AG	30,700	59,550,339
RTL Group SA	349	14,387
RWE AG	586,109	23,472,281
SAF-Holland SE	47,107	877,624
Salzgitter AG	21,789	568,278
SAP SE, ADR	109,563	29,818,666
Sartorius AG, Preference Shares	1,767	410,473
Schaeffler AG	82,162	568,489
Schott Pharma AG & Co. KGaA	4,209	112,487
Scout24 SE	53,179	6,890,132
Secunet Security Networks AG	380	85,936
SGL Carbon SE(1)	20,941	83,027
Siemens AG	83,914	23,261,398
Siemens Energy AG(1)	82,784	8,806,507
Siemens Healthineers AG	23,876	1,322,121
Siltronic AG	11,230	466,465
Sixt SE	13,153	1,301,115
Sixt SE, Preference Shares	8,473	590,874
SMA Solar Technology AG(1)	17,034	452,182
Steico SE	2,075	59,766

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
STO SE & Co. KGaA, Preference Shares	1,014	$147,382
STRATEC SE	521	16,579
Stroeer SE & Co. KGaA	14,561	707,175
Suedzucker AG	23,894	280,160
Symrise AG	46,781	4,529,876
TAG Immobilien AG	146,897	2,631,802
Talanx AG	49,974	6,890,894
TeamViewer SE(1)	60,465	641,725
Technotrans SE	158	4,678
thyssenkrupp AG	638,761	6,759,772
United Internet AG	64,366	2,057,492
Verbio SE	3,656	45,422
Volkswagen AG	3,179	380,462
Volkswagen AG, Preference Shares	39,946	4,654,808
Vonovia SE	314,952	10,199,193
Vossloh AG	1,713	168,896
Wacker Chemie AG	12,683	967,824
Wacker Neuson SE	17,074	501,487
Washtec AG	1,313	55,765
Wuestenrot & Wuerttembergische AG	8,201	133,977
Zalando SE(1)	336,833	9,386,743
		719,252,176
Hong Kong — 1.8%
AIA Group Ltd.	2,434,064	23,134,211
ASMPT Ltd.	294,600	2,670,113
Bank of East Asia Ltd.	773,495	1,275,676
BOC Hong Kong Holdings Ltd.	2,375,000	10,782,796
Bright Smart Securities & Commodities Group Ltd.(1)	764,000	1,146,471
Budweiser Brewing Co. APAC Ltd.(2)	64,100	69,510
Cafe de Coral Holdings Ltd.	256,000	230,993
China Star Entertainment Ltd.(1)	220,000	64,864
Chow Sang Sang Holdings International Ltd.	131,000	225,795
CITIC Telecom International Holdings Ltd.	227,000	75,232
CK Asset Holdings Ltd.	960,186	4,543,118
CK Hutchison Holdings Ltd.	1,058,500	7,003,244
CK Infrastructure Holdings Ltd.	265,500	1,782,706
CK Life Sciences International Holdings, Inc.(1)	60,000	7,172
CLP Holdings Ltd.	1,072,000	9,072,665
C-Mer Medical Holdings Ltd.	98,000	25,380
Comba Telecom Systems Holdings Ltd.(1)	1,958,000	615,310
Cowell e Holdings, Inc.(1)(2)	167,000	743,589
Dah Sing Banking Group Ltd.	41,200	55,364
Dah Sing Financial Holdings Ltd.	28,400	129,203
Deep Source Holdings Ltd.(1)	990,000	105,721
DFI Retail Group Holdings Ltd.	105,100	334,207
Dickson Concepts International Ltd.	15,500	10,177
EC Healthcare	50,000	5,201
E-Commodities Holdings Ltd.	722,000	77,915
First Pacific Co. Ltd.	320,000	274,261
FSE Lifestyle Services Ltd.	3,000	2,315
Futu Holdings Ltd., ADR	454	84,262
Galaxy Entertainment Group Ltd.	78,000	413,516
Giordano International Ltd.	444,000	88,863

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Green Fresh Biotechnology Co. Ltd.(1)	52,000	$4,611
Guotai Junan International Holdings Ltd.(2)	37,000	28,244
Hang Lung Group Ltd.	334,000	585,312
Hang Lung Properties Ltd.	1,253,044	1,279,274
Hang Seng Bank Ltd.	67,300	965,013
Henderson Land Development Co. Ltd.	335,000	1,162,499
HK Electric Investments & HK Electric Investments Ltd.	250,000	192,442
HKBN Ltd.	226,000	146,582
HKT Trust & HKT Ltd.	498,000	755,417
Hong Kong & China Gas Co. Ltd.	4,535,990	4,090,195
Hong Kong Exchanges & Clearing Ltd.	164,488	9,637,051
Hong Kong Technology Venture Co. Ltd.	456,869	84,530
Hongkong & Shanghai Hotels Ltd.(1)	7,500	5,598
Hongkong Land Holdings Ltd.	1,033,400	6,407,413
Hysan Development Co. Ltd.	805,000	1,513,930
IGG, Inc.	770,000	469,060
Jardine Matheson Holdings Ltd.	138,000	8,355,692
JBM Healthcare Ltd.	1,000	379
Johnson Electric Holdings Ltd.	264,889	973,293
JS Global Lifestyle Co. Ltd.(1)	1,270,000	357,525
K Wah International Holdings Ltd.	171,000	48,596
Karrie International Holdings Ltd.	84,000	10,323
Kerry Properties Ltd.	381,000	988,152
Kwoon Chung Bus Holdings Ltd.(1)	4,000	1,283
Luk Fook Holdings International Ltd.	79,000	246,716
Man Wah Holdings Ltd.	907,600	551,722
Melco Resorts & Entertainment Ltd., ADR(1)	17,833	177,260
MGM China Holdings Ltd.	74,800	153,652
Mobvista, Inc.(1)	401,000	727,007
Modern Dental Group Ltd.	42,000	28,626
MTR Corp. Ltd.	288,286	977,399
Multifield International Holdings Ltd.	6,400	891
New World Development Co. Ltd.(1)(2)	5,192,750	4,447,202
OKG Technology Holdings Ltd.(1)	1,100,000	69,152
Oriental Watch Holdings	150,000	66,988
Pacific Basin Shipping Ltd.	9,629,000	2,705,679
Pacific Textiles Holdings Ltd.	206,000	39,441
Paliburg Holdings Ltd.(1)	4,000	138
PAX Global Technology Ltd.	903,000	752,513
PC Partner Group Ltd.	90,000	79,414
PCCW Ltd.	666,357	450,009
Perfect Medical Health Management Ltd.	90,000	18,141
Plover Bay Technologies Ltd.(2)	96,000	80,948
Power Assets Holdings Ltd.	500,500	3,263,558
Quam Plus International Financial Ltd.(1)	20,000	392
Sa Sa International Holdings Ltd.	206,000	16,443
Sands China Ltd.	145,200	382,405
SAS Dragon Holdings Ltd.	4,000	2,336
Shangri-La Asia Ltd.	172,000	100,837
Shun Tak Holdings Ltd.(1)	586,000	55,738
Singamas Container Holdings Ltd.	614,000	57,637
Sino Land Co. Ltd.	2,196,647	2,617,061
SITC International Holdings Co. Ltd.	1,195,000	4,220,145

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
SJM Holdings Ltd.(1)(2)	27,000	$10,069
SmarTone Telecommunications Holdings Ltd.	39,000	23,372
Stella International Holdings Ltd.	610,500	1,320,628
Sun Hung Kai & Co. Ltd.	14,000	7,457
Sun Hung Kai Properties Ltd.	237,000	2,799,536
SUNeVision Holdings Ltd.	294,000	288,842
Swire Pacific Ltd., Class A	653,000	5,597,281
Swire Properties Ltd.	184,600	500,869
Symphony Holdings Ltd.	10,000	1,605
Techtronic Industries Co. Ltd.	216,500	2,799,863
Ten Pao Group Holdings Ltd.	36,000	10,233
Time Interconnect Technology Ltd.	180,000	306,823
United Energy Group Ltd.(2)	2,374,000	167,172
United Laboratories International Holdings Ltd.	1,212,000	2,391,377
Upbest Group Ltd.	6,000	533
Value Partners Group Ltd.	204,000	75,254
Vitasoy International Holdings Ltd.	690,000	809,143
VTech Holdings Ltd.	96,400	778,760
WH Group Ltd.	9,624,978	10,343,004
Wharf Holdings Ltd.	63,000	180,809
Wharf Real Estate Investment Co. Ltd.	807,000	2,357,160
Wynn Macau Ltd.	107,600	99,504
Xinyi Glass Holdings Ltd.(2)	594,014	651,948
Yue Yuen Industrial Holdings Ltd.	402,500	711,492
		157,634,448
Ireland — 0.4%
AIB Group PLC	1,103,766	8,967,954
Bank of Ireland Group PLC	690,994	10,220,376
Cairn Homes PLC	220,159	568,023
Dalata Hotel Group PLC	156,012	1,163,310
FBD Holdings PLC	1,492	25,128
Glanbia PLC(2)	293,972	4,889,508
Kerry Group PLC, A Shares	18,158	1,662,612
Kingspan Group PLC	54,742	4,223,534
Origin Enterprises PLC	30,312	134,638
Permanent TSB Group Holdings PLC(1)	426	1,161
Uniphar PLC	137,566	652,170
		32,508,414
Israel — 1.2%
Adgar Investment & Development Ltd.(1)	1,776	2,870
AFI Properties Ltd.(1)	610	38,468
Airport City Ltd.(1)	21,848	396,952
Alony Hetz Properties & Investments Ltd.	41,560	472,283
Altshuler Shaham Finance Ltd.	10,670	21,199
Amot Investments Ltd.	44,571	318,422
Ashdod Refinery Ltd.(1)	2,339	39,525
Ashtrom Group Ltd.	7,062	144,139
Aura Investments Ltd.	14,135	87,460
Azrieli Group Ltd.	5,218	500,159
Bank Hapoalim BM	574,361	11,225,201
Bank Leumi Le-Israel BM	655,072	12,588,550
Bezeq The Israeli Telecommunication Corp. Ltd.	562,811	1,034,913
Big Shopping Centers Ltd.	2,662	522,536

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Blue Square Real Estate Ltd.	749	$84,614
Caesarstone Ltd.(1)	830	1,179
Carasso Motors Ltd.	1,112	13,302
Cellcom Israel Ltd.(1)	34,665	314,303
Check Point Software Technologies Ltd.(1)	26,331	5,085,569
Clal Insurance Enterprises Holdings Ltd.	146,924	7,538,852
CyberArk Software Ltd.(1)	2,153	975,869
Danel Adir Yeoshua Ltd.	2,216	314,217
Delek Automotive Systems Ltd.	12,536	97,542
Delek Group Ltd.	4,173	920,743
Delta Galil Ltd.	1,972	102,940
Doral Group Renewable Energy Resources Ltd.(1)	18,842	90,438
Elbit Systems Ltd.	3,260	1,585,816
Electra Ltd.	51	30,433
Energix-Renewable Energies Ltd.	39,842	154,231
Enlight Renewable Energy Ltd.(1)	14,801	419,484
Equital Ltd.(1)	2,203	96,793
Fattal Holdings 1998 Ltd.(1)	2,274	370,633
FIBI Holdings Ltd.	5,109	387,262
First International Bank Of Israel Ltd.	10,464	741,965
Fox Wizel Ltd.	2,489	232,992
G City Ltd.	7,325	27,844
Gav-Yam Lands Corp. Ltd.	1	15
Global-e Online Ltd.(1)	7,135	238,737
Harel Insurance Investments & Financial Services Ltd.	31,397	1,045,353
Hilan Ltd.	2,203	174,414
ICL Group Ltd.	145,536	946,011
IDI Insurance Co. Ltd.	2,127	150,425
Ilex Medical Ltd.	122	2,239
Inmode Ltd.(1)	23,101	345,129
Isracard Ltd.	116,149	467,615
Israel Corp. Ltd.	899	291,164
Israel Discount Bank Ltd., A Shares	980,723	9,715,666
Isras Investment Co. Ltd.	474	124,603
Ituran Location & Control Ltd.	4,712	158,889
Kamada Ltd.	543	3,769
Kenon Holdings Ltd.	1,697	80,026
M Yochananof & Sons Ltd.	445	38,895
Malam - Team Ltd.(1)	127	4,477
Matrix IT Ltd.	11,018	387,707
Mediterranean Towers Ltd.	3,661	13,932
Menora Mivtachim Holdings Ltd.	8,350	809,466
Migdal Insurance & Financial Holdings Ltd.	102,984	370,968
Mivne Real Estate KD Ltd.	128,682	471,469
Mivtach Shamir Holdings Ltd.	1,248	103,567
Mizrahi Tefahot Bank Ltd.	39,644	2,589,007
Monday.com Ltd.(1)	1,840	355,120
Naphtha Israel Petroleum Corp. Ltd.	1,311	10,201
Neto Malinda Trading Ltd.	988	37,906
Next Vision Stabilized Systems Ltd.	6,043	251,478
Nexxen International Ltd.(1)	28,939	290,421
Nice Ltd., ADR(1)	7,092	1,002,454
Norstar Holdings, Inc.	2,561	8,628

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Nova Ltd.(1)	5,325	$1,415,230
Oddity Tech Ltd., Class A(1)	11,075	666,826
Oil Refineries Ltd.	1,382,920	342,729
One Software Technologies Ltd.	14,026	342,349
OPC Energy Ltd.(1)	5,328	84,188
Partner Communications Co. Ltd.	111,532	1,045,469
Paz Retail & Energy Ltd.	24,429	4,608,062
Perion Network Ltd.(1)	15,266	140,493
Phoenix Financial Ltd.	103,039	3,643,508
Prashkovsky Investments & Construction Ltd.	73	2,915
Qualitau Ltd.	2,325	272,616
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,022	184,171
Retailors Ltd.	2,297	42,357
Scope Metals Group Ltd.	2,859	125,718
Shikun & Binui Ltd.(1)	114,198	505,525
Shufersal Ltd.	860,348	10,679,933
Strauss Group Ltd.	10,266	270,335
Summit Real Estate Holdings Ltd.	375	7,285
Tamar Petroleum Ltd.	4,690	58,584
Tel Aviv Stock Exchange Ltd.	20,362	472,641
Teva Pharmaceutical Industries Ltd., ADR(1)	285,821	5,253,390
Tower Semiconductor Ltd.(1)	106,478	6,366,844
Victory Supermarket Chain Ltd.	131	1,900
Wix.com Ltd.(1)	3,295	464,859
ZIM Integrated Shipping Services Ltd.	323,806	4,407,000
ZUR Shamir Holdings Ltd.	917	3,142
		108,877,518
Italy — 2.9%
A2A SpA	2,333,831	5,864,125
ACEA SpA	14,609	345,560
Amplifon SpA(2)	11,893	216,607
Arnoldo Mondadori Editore SpA	50,466	122,567
Ascopiave SpA	2,156	7,935
Avio SpA	8,853	368,759
Azimut Holding SpA	181,947	6,527,756
Banca Generali SpA	31,240	1,819,172
Banca IFIS SpA	10,558	285,427
Banca Mediolanum SpA	33,389	675,379
Banca Monte dei Paschi di Siena SpA	458,124	4,203,885
Banco BPM SpA	838,658	11,505,638
Banco di Desio e della Brianza SpA	10,268	88,088
BPER Banca SpA	1,929,380	20,040,577
Brembo NV(2)	19,714	218,242
Brunello Cucinelli SpA	49,480	5,723,533
Buzzi SpA	30,019	1,524,330
Cairo Communication SpA(1)	15,641	49,041
Cementir Holding NV	4,280	70,319
CIR SpA-Compagnie Industriali(1)	139,190	102,575
Credito Emiliano SpA	26,996	424,448
d'Amico International Shipping SA	52,877	246,007
Danieli & C Officine Meccaniche SpA(2)	6,174	289,047
Danieli & C Officine Meccaniche SpA, Preference Shares	19,516	655,589
Davide Campari-Milano NV(2)	4,788	36,066

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
De' Longhi SpA	14,019	$491,010
DiaSorin SpA	963	97,144
Digital Bros SpA(1)(2)	201	2,891
Digital Value SpA(2)	772	29,502
Enav SpA	36,812	181,195
Enel SpA	1,195,723	11,034,309
Eni SpA, ADR(2)	403,472	14,432,193
ERG SpA	23,556	569,390
Ferrari NV	22,171	10,550,907
Fiera Milano SpA	2,877	23,334
Fila SpA	1,437	14,663
Fincantieri SpA(1)	93,059	2,218,179
FinecoBank Banca Fineco SpA	354,516	7,782,276
Generali	224,460	8,762,261
Geox SpA(1)(2)	2,210	809
Hera SpA	360,570	1,549,782
Infrastrutture Wireless Italiane SpA	3,592	43,551
Intesa Sanpaolo SpA	3,302,074	20,788,370
Iren SpA	554,352	1,674,725
Italgas SpA	909,540	8,175,453
Iveco Group NV	335,306	7,209,708
Juventus Football Club SpA(1)(2)	84,233	289,070
Leonardo SpA	137,467	7,809,277
Maire SpA	92,068	1,329,814
MARR SpA(2)	8,827	99,893
Mediobanca Banca di Credito Finanziario SpA	124,479	3,015,183
MFE-MediaForEurope NV, Class A(2)	130,090	473,916
MFE-MediaForEurope NV, Class B(2)	32,755	174,188
Moncler SpA	67,239	3,913,637
Nexi SpA	13,406	85,069
OVS SpA	157,702	760,461
Pharmanutra SpA(2)	255	14,560
Piaggio & C SpA(2)	70,264	164,262
Poste Italiane SpA	308,384	7,222,829
Prysmian SpA	64,359	5,616,806
RAI Way SpA	63,551	449,337
Recordati Industria Chimica e Farmaceutica SpA	47,296	2,924,237
Saipem SpA(2)	2,089,575	5,871,711
Sanlorenzo SpA(2)	2,938	112,364
Sesa SpA(2)	2,126	184,556
Snam SpA	913,335	5,559,705
Sogefi SpA(2)	8,446	26,809
SOL SpA	7,527	455,388
Stellantis NV	534,264	5,115,735
Tamburi Investment Partners SpA	9,359	89,598
Technogym SpA	42,415	724,352
Telecom Italia SpA(1)	743,208	356,437
Tenaris SA, ADR	13,614	492,691
Terna - Rete Elettrica Nazionale	578,793	5,818,100
TREVI - Finanziaria Industriale SpA(1)	38,294	21,981
UniCredit SpA	448,212	34,666,827
Unipol Assicurazioni SpA	54,051	1,129,289
Webuild SpA(2)	553,362	2,493,500

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Wiit SpA(2)	3,107	$67,990
		254,571,896
Japan — 21.0%
& ST HD Co. Ltd.	44,500	910,533
77 Bank Ltd.	59,000	2,263,354
A&D HOLON Holdings Co. Ltd.	20,000	268,204
ABC-Mart, Inc.	2,100	41,716
Acom Co. Ltd.(2)	24,300	75,979
ADEKA Corp.	29,000	645,254
Advantest Corp.	251,300	19,216,781
Aeon Co. Ltd.	615,645	7,468,420
Aeon Fantasy Co. Ltd.(1)(2)	3,800	97,864
AEON Financial Service Co. Ltd.	50,900	511,543
Aeon Hokkaido Corp.	19,800	122,859
AFC-HD AMS Life Science Co. Ltd.	800	4,710
AGC, Inc.	251,900	7,898,887
Ahresty Corp.	11,400	71,950
Aica Kogyo Co. Ltd.	20,900	537,051
Aichi Financial Group, Inc.	8,461	166,828
Aichi Steel Corp.	32,800	641,158
Aida Engineering Ltd.	13,600	84,620
Ain Holdings, Inc.	17,300	716,223
Air Water, Inc.	34,100	592,842
Aisan Industry Co. Ltd.	24,100	318,197
Aisin Corp.	235,000	3,867,271
AIT Corp.	2,700	34,960
Ajinomoto Co., Inc.	344,100	9,331,709
Akebono Brake Industry Co. Ltd.(1)	22,500	17,257
Alconix Corp.	29,000	425,537
Alfresa Holdings Corp.	150,000	2,257,272
Alpen Co. Ltd.(2)	6,200	99,835
Alps Alpine Co. Ltd.	101,800	1,242,064
ALSOK Co. Ltd.	34,000	260,100
Altech Corp.	6,300	124,049
Amada Co. Ltd.	49,500	629,007
Amano Corp.	27,500	785,572
Amvis Holdings, Inc.	6,400	27,521
ANA Holdings, Inc.	19,700	397,175
Anest Iwata Corp.	4,600	49,177
Anritsu Corp.	19,300	226,478
Anycolor, Inc.	23,700	762,873
AOKI Holdings, Inc.	18,900	229,009
Aoyama Trading Co. Ltd.(2)	27,200	451,510
Aozora Bank Ltd.(2)	14,800	229,608
Appier Group, Inc.	42,000	438,005
Arakawa Chemical Industries Ltd.	2,700	20,578
Arata Corp.	149,900	3,097,346
Araya Industrial Co. Ltd.	700	24,473
ARCLANDS Corp.	33,002	405,042
Arcs Co. Ltd.	47,300	969,211
Arealink Co. Ltd.	5,800	100,048
Argo Graphics, Inc.	12,600	401,772
Arisawa Manufacturing Co. Ltd.	9,000	98,168

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Artience Co. Ltd.	28,800	$597,505
Asahi Co. Ltd.(2)	200	1,868
Asahi Diamond Industrial Co. Ltd.	28,100	154,093
Asahi Group Holdings Ltd.	170,200	2,138,858
Asahi Intecc Co. Ltd.	2,500	42,798
Asahi Kasei Corp.	805,800	6,575,792
Asahi Yukizai Corp.	17,700	535,347
Asanuma Corp.	60,900	353,031
Ascentech KK	2,600	29,169
Asia Pile Holdings Corp.	9,800	82,405
Asics Corp.	307,900	8,276,842
ASKA Pharmaceutical Holdings Co. Ltd.	5,800	96,305
ASKUL Corp.	13,500	138,204
Astellas Pharma, Inc.	876,800	9,625,221
Astena Holdings Co. Ltd.	4,500	15,817
Aucnet, Inc.	7,000	91,419
Autobacs Seven Co. Ltd.	37,000	392,504
Avant Group Corp.	9,200	95,058
Awa Bank Ltd.	10,300	240,744
Axial Retailing, Inc.	55,100	430,978
Azbil Corp.	10,000	100,087
AZ-COM MARUWA Holdings, Inc.	25,100	201,654
Bandai Namco Holdings, Inc.	237,300	8,158,870
Bando Chemical Industries Ltd.	10,700	144,706
Bank of Iwate Ltd.	3,000	75,451
Bank of Nagoya Ltd.	7,400	504,612
Bank of Saga Ltd.	5,800	114,051
Bank of the Ryukyus Ltd.(2)	16,500	147,411
Base Co. Ltd.	1,700	41,646
BayCurrent, Inc.	12,900	731,920
Belc Co. Ltd.	9,400	469,858
Bell System24 Holdings, Inc.	15,800	141,612
Belluna Co. Ltd.	13,900	94,538
Bic Camera, Inc.	76,000	814,870
BIPROGY, Inc.	21,100	908,625
BML, Inc.	18,900	454,858
Bourbon Corp.	200	3,438
Bridgestone Corp.	228,500	10,322,584
Brother Industries Ltd.	114,400	1,927,731
Bushiroad, Inc.	6,100	29,456
Business Brain Showa-Ota, Inc.	200	3,829
C Uyemura & Co. Ltd.	2,600	184,086
Calbee, Inc.	40,500	736,146
Canon Electronics, Inc.	7,400	130,895
Canon Marketing Japan, Inc.	7,100	275,230
Capcom Co. Ltd.	113,900	3,073,587
Cawachi Ltd.	8,600	163,433
Celsys, Inc.	17,400	203,392
Central Automotive Products Ltd.	7,500	95,488
Central Glass Co. Ltd.	23,200	528,779
Central Japan Railway Co.	149,400	3,973,761
Central Security Patrols Co. Ltd.	1,000	16,833
Change Holdings, Inc.(2)	22,200	176,813

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Charm Care Corp. KK	25,400	$181,733
Chiba Bank Ltd.	71,600	732,467
Chiba Kogyo Bank Ltd.	35,100	356,645
Chikaranomoto Holdings Co. Ltd.(2)	6,800	68,697
Chiyoda Co. Ltd.	3,400	27,576
Chofu Seisakusho Co. Ltd.	1,200	15,059
Chubu Electric Power Co., Inc.	127,700	1,758,396
Chubu Steel Plate Co. Ltd.	8,500	128,056
Chudenko Corp.	5,700	149,413
Chugai Pharmaceutical Co. Ltd.	156,500	6,915,939
Chugin Financial Group, Inc.	78,300	1,115,182
Chugoku Electric Power Co., Inc.	52,400	314,292
Citizen Watch Co. Ltd.	120,300	824,387
CKD Corp.	10,100	165,716
CMK Corp.	28,700	70,178
Coca-Cola Bottlers Japan Holdings, Inc.	76,900	1,346,642
Colowide Co. Ltd.	16,800	222,473
COMSYS Holdings Corp.	11,700	293,073
Comture Corp.	18,600	216,358
Concordia Financial Group Ltd.	503,300	3,797,578
Cosmo Energy Holdings Co. Ltd.	33,700	1,619,550
Cosmos Pharmaceutical Corp.	3,200	193,848
Cover Corp.(1)(2)	29,400	423,001
Create Restaurants Holdings, Inc.	51,600	278,537
Create SD Holdings Co. Ltd.	4,200	97,986
Credit Saison Co. Ltd.	249,000	6,323,050
Creek & River Co. Ltd.	2,300	22,910
Cresco Ltd.	9,500	110,270
CTI Engineering Co. Ltd.	10,700	213,121
Curves Holdings Co. Ltd.	20,700	116,428
CyberAgent, Inc.	459,000	5,549,898
Cybozu, Inc.	14,300	369,582
Dai Nippon Printing Co. Ltd.	37,800	633,136
Dai Nippon Toryo Co. Ltd.	4,100	35,617
Daicel Corp.	86,700	797,940
Daido Metal Co. Ltd.	4,400	27,205
Daido Steel Co. Ltd.	46,800	400,396
Daiei Kankyo Co. Ltd.	6,900	157,354
Daifuku Co. Ltd.	72,600	2,285,034
Daihatsu Infinearth Mfg Co. Ltd.	9,600	207,627
Daiichi Jitsugyo Co. Ltd.	2,100	38,471
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	100	467
Dai-ichi Life Holdings, Inc.	1,907,400	15,651,303
Daiichi Sankyo Co. Ltd.	511,500	12,230,815
Daiichikosho Co. Ltd.	64,900	743,166
Daiki Aluminium Industry Co. Ltd.	10,400	81,152
Daikin Industries Ltd.	14,300	1,786,561
Daikoku Denki Co. Ltd.(2)	6,300	110,069
Daikokutenbussan Co. Ltd.	5,500	278,592
Daikyonishikawa Corp.	9,800	50,171
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,900	101,095
Daio Paper Corp.	51,000	301,729
Daiseki Co. Ltd.	7,180	173,439

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Daishi Hokuetsu Financial Group, Inc.	173,000	$4,624,924
Daishinku Corp.	7,400	29,005
Daito Pharmaceutical Co. Ltd.	16,160	134,454
Daito Trust Construction Co. Ltd.	106,200	11,300,932
Daitron Co. Ltd.	2,600	72,388
Daiwa House Industry Co. Ltd.	182,000	6,430,553
Daiwa Securities Group, Inc.	1,049,700	8,137,653
Daiwabo Holdings Co. Ltd.	64,400	1,365,408
DCM Holdings Co. Ltd.	28,000	280,495
Denka Co. Ltd.	48,600	735,015
Denso Corp.	390,700	5,598,556
Dentsu Group, Inc.	46,600	920,163
Dentsu Soken, Inc.	1,000	44,778
Denyo Co. Ltd.	1,300	24,920
Dexerials Corp.	574,000	7,728,300
DIC Corp.	58,300	1,348,304
Digital Arts, Inc.	1,600	83,641
Digital Garage, Inc.	2,800	69,396
Digital Information Technologies Corp.	1,900	29,726
Dip Corp.	36,700	583,675
Disco Corp.	9,000	2,462,450
DKS Co. Ltd.	500	18,953
Doshisha Co. Ltd.	3,100	54,923
Doutor Nichires Holdings Co. Ltd.	1,100	19,179
Dowa Holdings Co. Ltd.	71,200	2,499,823
DTS Corp.	12,200	430,162
Duskin Co. Ltd.	8,500	226,928
DyDo Group Holdings, Inc.(2)	16,100	269,627
Eagle Industry Co. Ltd.	9,500	161,823
East Japan Railway Co.	219,700	5,390,440
Ebara Corp.	476,600	9,799,998
Eco's Co. Ltd.	700	12,951
EDION Corp.	37,100	510,006
Eisai Co. Ltd.(2)	17,300	528,907
Eizo Corp.	13,700	207,584
Elan Corp.	1,400	7,784
Elecom Co. Ltd.	34,800	434,541
Electric Power Development Co. Ltd.	131,500	2,507,054
en Japan, Inc.	8,200	97,877
Endo Lighting Corp.	4,700	70,991
ENEOS Holdings, Inc.	1,549,200	9,173,424
eRex Co. Ltd.	42,700	205,443
ESPEC Corp.	4,400	101,299
Eternal Hospitality Group Co. Ltd.	5,300	109,803
Exedy Corp.	37,400	1,345,790
EXEO Group, Inc.	194,100	2,863,339
F&M Co. Ltd.	200	3,754
FANUC Corp.	95,600	2,657,631
Fast Retailing Co. Ltd.	16,000	5,001,265
FCC Co. Ltd.	48,000	1,020,124
Feed One Co. Ltd.	6,420	49,112
Ferrotec Corp.	58,800	1,536,861
FIDEA Holdings Co. Ltd.	4,040	43,399

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
FINDEX, Inc.	3,000	$17,200
Fintech Global, Inc.	190,700	145,326
First Bank of Toyama Ltd.(2)	34,100	298,504
FJ Next Holdings Co. Ltd.	3,200	31,453
Food & Life Cos. Ltd.	81,700	4,712,424
Forum Engineering, Inc.	5,900	53,297
Foster Electric Co. Ltd.	15,800	231,475
FP Corp.	16,600	295,847
FP Partner, Inc.	3,200	45,770
France Bed Holdings Co. Ltd.	2,100	18,043
Freebit Co. Ltd.	7,500	82,237
Fudo Tetra Corp.	5,300	94,504
Fuji Co. Ltd.	20,000	272,646
Fuji Corp. /Aichi	13,200	245,709
Fuji Electric Co. Ltd.	244,400	15,390,231
Fuji Kyuko Co. Ltd.	7,400	107,054
Fuji Oil Co. Ltd.	37,800	85,262
Fuji Seal International, Inc.	23,700	463,286
Fujibo Holdings, Inc.	4,000	172,909
FUJIFILM Holdings Corp.	85,000	2,013,715
Fujikura Composites, Inc.	11,800	147,322
Fujikura Ltd.	275,600	23,381,584
Fujita Kanko, Inc.	7,600	602,072
Fujitsu Ltd.	505,000	12,152,415
Fujiya Co. Ltd.	3,400	58,708
FuKoKu Co. Ltd.	3,100	39,574
Fukuda Corp.	300	11,940
Fukuda Denshi Co. Ltd.	2,100	95,978
Fukui Bank Ltd.(2)	2,800	37,552
Fukui Computer Holdings, Inc.	3,700	83,060
Fukuoka Financial Group, Inc.	39,800	1,192,572
Fukuyama Transporting Co. Ltd.	12,700	301,997
FULLCAST Holdings Co. Ltd.	5,600	67,090
Funai Soken Holdings, Inc.	22,100	378,856
Furukawa Battery Co. Ltd.(1)	3,100	29,456
Furukawa Co. Ltd.	13,100	248,992
Furukawa Electric Co. Ltd.	59,900	3,733,871
Furuno Electric Co. Ltd.	33,300	1,262,443
Furyu Corp.	8,900	64,127
Fuso Chemical Co. Ltd.	14,300	451,169
Futaba Industrial Co. Ltd.	34,400	220,383
Future Corp.	14,100	218,416
Fuyo General Lease Co. Ltd.	15,500	459,059
G-7 Holdings, Inc.	5,800	52,827
GA Technologies Co. Ltd.(1)	19,600	285,832
Gakken Holdings Co. Ltd.	13,400	94,438
Gakkyusha Co. Ltd.	2,100	32,873
Gakujo Co. Ltd.	1,300	16,420
Galilei Co. Ltd.	6,100	151,139
Genki Global Dining Concepts Corp.(2)	7,300	169,354
Genky DrugStores Co. Ltd.	11,600	356,196
Geo Holdings Corp.	10,000	112,275
Gift Holdings, Inc.	2,700	55,784

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
giftee, Inc.	10,900	$102,085
GLOBERIDE, Inc.	2,400	38,564
Glory Ltd.	27,100	702,599
GMO Financial Holdings, Inc.	18,000	121,365
GMO Payment Gateway, Inc.	2,100	120,222
Godo Steel Ltd.	3,400	95,308
Goldwin, Inc.	2,800	137,334
Good Com Asset Co. Ltd.(2)	5,700	58,241
grems, Inc.	3,900	66,883
GS Yuasa Corp.	56,100	1,257,569
GSI Creos Corp.	1,600	25,718
G-Tekt Corp.	10,900	145,777
Gunma Bank Ltd.	531,100	5,550,496
Gunze Ltd.	26,000	659,982
H.U. Group Holdings, Inc.(2)	38,700	962,399
H2O Retailing Corp.	87,100	1,225,496
Hachijuni Bank Ltd.	153,900	1,498,898
Hagiwara Electric Holdings Co. Ltd.	4,000	96,923
Hakudo Co. Ltd.	600	9,405
Hakuhodo DY Holdings, Inc.	59,400	476,129
Halows Co. Ltd.	5,000	173,712
Hamakyorex Co. Ltd.	28,500	290,784
Hamamatsu Photonics KK	42,800	449,204
Hankyu Hanshin Holdings, Inc.	244,500	7,238,883
Hanwa Co. Ltd.	17,400	747,026
Happinet Corp.	14,500	678,972
Haseko Corp.	24,200	399,963
Hazama Ando Corp.	60,100	699,119
HEALIOS KK(1)	76,600	278,222
Heiwa Corp.(2)	30,200	446,905
Heiwado Co. Ltd.	28,000	540,373
Hennge KK(2)	10,600	130,928
Hiday Hidaka Corp.	5,100	128,904
Hino Motors Ltd.(1)	98,600	255,653
Hioki EE Corp.	800	32,748
Hirata Corp.	12,600	154,622
Hirogin Holdings, Inc.	141,700	1,346,482
Hirose Electric Co. Ltd.	1,900	246,008
HIS Co. Ltd.	44,900	454,296
Hisaka Works Ltd.	4,100	37,938
Hitachi Construction Machinery Co. Ltd.	22,100	679,406
Hitachi Ltd.	808,500	21,783,745
Hochiki Corp.	2,600	62,859
Hodogaya Chemical Co. Ltd.	3,600	37,107
Hogy Medical Co. Ltd.	3,700	132,815
Hokkaido Electric Power Co., Inc.(2)	134,700	1,058,683
Hokkoku Financial Holdings, Inc.(2)	150,700	6,258,611
Hokuetsu Corp.(2)	5,900	40,874
Hokuhoku Financial Group, Inc.	86,900	2,188,915
Hokuriku Electric Power Co.(2)	118,200	723,960
Hokuto Corp.	10,000	127,367
Honda Motor Co. Ltd., ADR(2)	501,094	16,736,540
Honeys Holdings Co. Ltd.	5,800	59,427

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Horiba Ltd.	15,000	$1,113,783
Hoshizaki Corp.	3,800	146,098
Hosokawa Micron Corp.	8,500	326,444
Hotland Holdings Co. Ltd.	3,300	44,326
House Foods Group, Inc.	13,700	263,690
Hoya Corp.	30,856	3,984,331
HS Holdings Co. Ltd.	7,600	54,476
Hulic Co. Ltd.	382,900	4,107,192
Hyakugo Bank Ltd.	93,900	525,812
Hyakujushi Bank Ltd.	13,600	456,896
Ibiden Co. Ltd.	137,300	6,593,755
Ichigo, Inc.	23,000	67,708
Ichinen Holdings Co. Ltd.	5,600	68,062
Ichiyoshi Securities Co. Ltd.	3,300	18,060
Idec Corp.	47,200	778,808
Idemitsu Kosan Co. Ltd.	1,197,200	7,942,533
IG Port, Inc.	8,100	82,367
IHI Corp.	96,700	10,049,259
Iida Group Holdings Co. Ltd.	21,800	341,940
Iino Kaiun Kaisha Ltd.(2)	54,900	444,829
I'll, Inc.	2,800	53,399
i-mobile Co. Ltd.	17,700	76,894
Inaba Denki Sangyo Co. Ltd.	20,900	587,697
Inabata & Co. Ltd.	16,900	395,933
Ines Corp.	500	6,034
I-Net Corp.	1,200	14,363
INFRONEER Holdings, Inc.	51,648	515,451
Innotech Corp.	2,000	20,507
Inpex Corp.	569,200	9,671,938
Insource Co. Ltd.	40,200	258,546
Internet Initiative Japan, Inc.	57,300	1,078,211
Inui Global Logistics Co. Ltd.(2)	7,900	86,087
Iriso Electronics Co. Ltd.	10,800	212,432
Ise Chemicals Corp.	1,900	347,188
Iseki & Co. Ltd.	14,200	194,494
Isetan Mitsukoshi Holdings Ltd.	56,100	933,265
Ishihara Sangyo Kaisha Ltd.	26,400	438,949
Istyle, Inc.	51,700	217,562
Isuzu Motors Ltd.	504,700	6,610,873
Ito En Ltd.	97,500	2,238,960
Ito En Ltd., Preference Shares	5,300	64,818
ITOCHU Corp.	228,600	12,913,321
Itochu Enex Co. Ltd.	18,000	236,108
Itochu-Shokuhin Co. Ltd.	2,900	197,773
Itoham Yonekyu Holdings, Inc.	2,700	103,604
IwaiCosmo Holdings, Inc.	16,900	301,382
Iwatani Corp.	51,400	560,081
Iyogin Holdings, Inc.	274,800	3,793,690
Izumi Co. Ltd.	20,600	453,020
J Front Retailing Co. Ltd.	313,500	4,853,809
J Trust Co. Ltd.	42,900	128,404
JAC Recruitment Co. Ltd.	44,800	332,824
Jaccs Co. Ltd.	25,500	739,545

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
JAFCO Group Co. Ltd.	25,400	$443,499
Japan Airlines Co. Ltd.	54,900	1,167,477
Japan Airport Terminal Co. Ltd.	1,100	37,699
Japan Aviation Electronics Industry Ltd.	31,900	543,929
Japan Cash Machine Co. Ltd.	9,300	63,152
Japan Communications, Inc.(1)	35,100	37,007
Japan Electronic Materials Corp.(2)	10,200	191,929
Japan Elevator Service Holdings Co. Ltd.	12,000	314,313
Japan Engine Corp.(2)	3,900	282,130
Japan Exchange Group, Inc.	136,600	1,427,761
Japan Lifeline Co. Ltd.	47,500	465,478
Japan Material Co. Ltd.	7,800	78,189
Japan Petroleum Exploration Co. Ltd.	65,500	537,297
Japan Post Bank Co. Ltd.	81,900	1,029,494
Japan Post Holdings Co. Ltd.	816,300	8,329,853
Japan Post Insurance Co. Ltd.	51,000	1,427,945
Japan Pulp & Paper Co. Ltd.	42,000	197,533
Japan Steel Works Ltd.	800	48,094
Japan Transcity Corp.	11,700	93,675
Japan Wool Textile Co. Ltd.	16,800	181,826
JBCC Holdings, Inc.	26,100	242,303
JCU Corp.	7,300	210,743
JDC Corp.	9,600	31,921
Jeol Ltd.	5,600	175,175
JFE Holdings, Inc.(2)	551,700	6,858,613
JGC Holdings Corp.	59,900	570,549
JINS Holdings, Inc.	10,600	573,626
JM Holdings Co. Ltd.	5,100	98,803
J-Oil Mills, Inc.	15,300	211,132
Joshin Denki Co. Ltd.	7,400	125,635
Joyful Honda Co. Ltd.	11,600	167,725
JP-Holdings, Inc.	43,800	183,858
JSB Co. Ltd.(2)	7,700	203,837
JSP Corp.	6,100	80,483
JTEKT Corp.	65,200	636,946
Juroku Financial Group, Inc.	24,100	885,022
Justsystems Corp.	20,400	637,811
JVCKenwood Corp.	515,200	4,299,938
Kadokawa Corp.	3,800	87,294
Kaga Electronics Co. Ltd.	53,000	1,239,306
Kagome Co. Ltd.	5,300	103,534
Kajima Corp.	289,600	8,611,664
Kakaku.com, Inc.	57,000	1,059,634
Kaken Pharmaceutical Co. Ltd.	17,700	457,123
Kameda Seika Co. Ltd.	5,700	160,415
Kamei Corp.	17,500	335,185
Kamigumi Co. Ltd.	35,800	1,073,829
Kanadevia Corp.	280,500	1,872,729
Kanamoto Co. Ltd.	74,900	1,778,332
Kandenko Co. Ltd.	92,400	2,490,212
Kaneka Corp.	16,600	485,544
Kanematsu Corp.	474,400	9,984,512
Kanro, Inc.	18,000	257,617

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Kansai Electric Power Co., Inc.	225,100	$3,123,185
Kansai Paint Co. Ltd.	7,000	117,898
Kanto Denka Kogyo Co. Ltd.	29,200	168,034
Kao Corp.	37,100	1,685,676
Katitas Co. Ltd.	4,000	72,963
Kato Sangyo Co. Ltd.	7,000	272,515
Kawada Technologies, Inc.	24,100	662,160
Kawasaki Heavy Industries Ltd.	155,600	9,412,121
KDDI Corp.	1,009,600	17,449,235
KeePer Technical Laboratory Co. Ltd.	6,900	157,072
Keihan Holdings Co. Ltd.	13,300	290,209
Keihanshin Building Co. Ltd.	7,800	82,797
Keikyu Corp.	79,300	834,336
Keio Corp.	1,800	45,219
Keisei Electric Railway Co. Ltd.	10,200	93,859
Keiyo Bank Ltd.	56,600	461,994
Kenko Mayonnaise Co. Ltd.	1,600	20,266
Kewpie Corp.	9,500	267,019
Keyence Corp.	10,300	3,926,803
KH Neochem Co. Ltd.	17,600	333,517
Kibun Foods, Inc.	700	5,379
Kikkoman Corp.	50,900	436,855
Kintetsu Group Holdings Co. Ltd.	64,500	1,294,053
Kirin Holdings Co. Ltd.	329,800	4,787,567
Kitz Corp.	54,400	552,353
Kiyo Bank Ltd.	39,200	767,233
Koa Corp.	8,900	69,396
Kobe Bussan Co. Ltd.	21,700	610,331
Kobe Steel Ltd.	500,700	6,144,508
Koei Tecmo Holdings Co. Ltd.	4,200	55,073
Kohnan Shoji Co. Ltd.	171,800	4,640,459
Kohsoku Corp.	1,500	29,451
Koito Manufacturing Co. Ltd.	8,600	122,319
Komatsu Ltd.	256,300	8,676,869
Komatsu Wall Industry Co. Ltd.	2,400	42,537
KOMEDA Holdings Co. Ltd.	8,700	179,263
Komeri Co. Ltd.	17,100	385,949
Komori Corp.	10,400	108,155
Konami Group Corp.	32,600	4,917,331
Konica Minolta, Inc.(1)	1,249,300	4,244,576
Konishi Co. Ltd.	3,400	29,817
Konoike Transport Co. Ltd.	31,200	718,757
Konoshima Chemical Co. Ltd.	2,200	20,020
Koshidaka Holdings Co. Ltd.	29,300	273,930
Kotobuki Spirits Co. Ltd.	39,200	483,425
KPP Group Holdings Co. Ltd.	27,100	150,214
Krosaki Harima Corp.	7,000	195,254
KRS Corp.(2)	7,100	163,338
K's Holdings Corp.	202,900	2,067,693
Kubota Corp.	133,100	1,538,909
Kumagai Gumi Co. Ltd.	39,500	1,266,583
Kumiai Chemical Industry Co. Ltd.	20,000	113,852
Kurabo Industries Ltd.	7,000	360,556

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Kuraray Co. Ltd.	99,500	$1,185,515
Kureha Corp.	46,700	1,209,041
Kurimoto Ltd.	6,900	365,460
Kurita Water Industries Ltd.	49,400	1,671,686
Kuriyama Holdings Corp.	2,200	23,004
Kusuri No. Aoki Holdings Co. Ltd.	33,700	894,368
KYB Corp.	34,600	891,053
Kyocera Corp.	58,400	776,702
Kyoei Steel Ltd.	11,300	174,247
Kyokuto Securities Co. Ltd.(2)	19,400	209,667
Kyokuyo Co. Ltd.	9,300	294,423
Kyorin Pharmaceutical Co. Ltd.	4,800	49,456
Kyoritsu Maintenance Co. Ltd.(2)	47,200	1,073,033
Kyoto Financial Group, Inc.	17,200	339,574
Kyowa Kirin Co. Ltd.	50,300	868,700
Kyushu Electric Power Co., Inc.	165,600	1,741,999
Kyushu Financial Group, Inc.	115,800	684,033
Kyushu Leasing Service Co. Ltd.	1,400	13,428
Kyushu Railway Co.	21,100	582,806
Lasertec Corp.	4,600	477,573
Leopalace21 Corp.	150,900	710,043
Life Corp.	30,400	507,354
Lifedrink Co., Inc.	14,400	256,121
Lintec Corp.	7,800	181,513
Lion Corp.	126,400	1,349,716
LITALICO, Inc.	4,000	36,450
Lixil Corp.(2)	103,800	1,350,383
LY Corp.	77,800	246,313
M&A Capital Partners Co. Ltd.	10,900	230,822
M3, Inc.	32,100	470,763
Mabuchi Motor Co. Ltd.	22,800	390,154
Macbee Planet, Inc.	2,000	34,814
Maeda Kosen Co. Ltd.	32,300	391,516
Maezawa Industries, Inc.	3,300	44,887
Makino Milling Machine Co. Ltd.	66,200	5,169,842
Makita Corp.	39,400	1,330,199
MarkLines Co. Ltd.	1,900	26,648
Mars Group Holdings Corp.	7,400	158,138
Marubeni Corp.	680,800	15,450,891
Marubun Corp.	10,300	82,009
Maruchiyo Yamaokaya Corp.	11,000	259,844
Marudai Food Co. Ltd.	5,500	73,096
Maruha Nichiro Corp.	84,500	1,887,827
Marui Group Co. Ltd.	86,700	1,863,540
Maruichi Steel Tube Ltd.	17,500	450,754
MARUKA FURUSATO Corp.	34,300	527,568
Maruwa Co. Ltd.	3,700	998,373
Maruzen Showa Unyu Co. Ltd.	9,200	453,700
Matsui Securities Co. Ltd.	19,000	100,135
MatsukiyoCocokara & Co.	23,560	486,658
Matsuyafoods Holdings Co. Ltd.	3,900	184,354
Max Co. Ltd.	3,700	141,733
Maxell Ltd.	22,400	312,925

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Maxvalu Tokai Co. Ltd.	700	$15,648
Mazda Motor Corp.	768,700	5,128,653
McDonald's Holdings Co. Japan Ltd.	18,700	831,702
MCJ Co. Ltd.	53,600	516,926
Mebuki Financial Group, Inc.	1,824,600	11,216,049
Medipal Holdings Corp.	66,200	1,172,957
Megachips Corp.	8,300	322,472
Megmilk Snow Brand Co. Ltd.	40,300	776,712
Meidensha Corp.	20,300	797,546
MEIJI Holdings Co. Ltd.	341,700	7,107,203
MEITEC Group Holdings, Inc.	48,200	1,068,072
Meiwa Corp.	3,300	18,293
Menicon Co. Ltd.	45,600	370,504
Mercari, Inc.(1)(2)	64,900	1,093,597
METAWATER Co. Ltd.	26,100	530,756
Micronics Japan Co. Ltd.(2)	66,100	2,054,281
Midac Holdings Co. Ltd.	3,400	45,840
Mie Kotsu Group Holdings, Inc.	8,000	28,871
MIMAKI ENGINEERING Co. Ltd.	15,400	184,054
Minebea Mitsumi, Inc.	394,900	6,729,583
Ministop Co. Ltd.	1,400	19,000
Mirait One Corp.	36,300	698,146
Mirarth Holdings, Inc.	99,000	264,262
Miroku Jyoho Service Co. Ltd.	5,500	68,383
MISUMI Group, Inc.	36,300	550,542
Mito Securities Co. Ltd.	8,300	30,837
Mitsuba Corp.	21,400	135,071
Mitsubishi Chemical Group Corp.	1,462,600	8,310,950
Mitsubishi Corp.	737,300	16,645,924
Mitsubishi Electric Corp.	290,400	6,932,727
Mitsubishi Estate Co. Ltd.	105,900	2,255,938
Mitsubishi Gas Chemical Co., Inc.	51,100	921,958
Mitsubishi HC Capital, Inc.	752,340	6,171,617
Mitsubishi Heavy Industries Ltd.	938,300	23,675,372
Mitsubishi Kakoki Kaisha Ltd.	17,200	313,821
Mitsubishi Logisnext Co. Ltd.(2)	15,500	193,428
Mitsubishi Logistics Corp.	615,900	5,107,483
Mitsubishi Materials Corp.	45,000	770,971
Mitsubishi Motors Corp.(2)	548,600	1,494,415
Mitsubishi UFJ Financial Group, Inc., ADR	2,201,714	33,664,207
Mitsui & Co. Ltd.	56,600	1,303,010
Mitsui Chemicals, Inc.	239,100	5,854,458
Mitsui E&S Co. Ltd.	32,700	1,007,272
Mitsui Fudosan Co. Ltd.	742,500	7,849,881
Mitsui High-Tec, Inc.(2)	56,600	324,286
Mitsui Mining & Smelting Co. Ltd.	197,500	13,925,785
Mitsui OSK Lines Ltd.	22,400	718,799
Mitsui-Soko Holdings Co. Ltd.	450,800	12,780,146
Mitsuuroko Group Holdings Co. Ltd.	3,600	52,604
MIXI, Inc.	16,600	367,878
Miyaji Engineering Group, Inc.(2)	18,500	255,637
Miyazaki Bank Ltd.	7,000	207,826
Mizuho Financial Group, Inc., ADR	2,933,849	19,363,403

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Mizuho Leasing Co. Ltd.	102,000	$882,930
Mizuho Medy Co. Ltd.	1,900	20,191
Mochida Pharmaceutical Co. Ltd.	2,300	48,391
Modec, Inc.	18,700	999,808
Monogatari Corp.	122,000	3,461,310
MonotaRO Co. Ltd.	58,400	1,006,266
Morinaga & Co. Ltd.	51,600	936,361
Morinaga Milk Industry Co. Ltd.	38,600	866,345
Morita Holdings Corp.	18,800	280,339
MOS Food Services, Inc.	1,800	48,576
MS&AD Insurance Group Holdings, Inc.	715,400	16,641,525
m-up Holdings, Inc.	27,400	459,378
Murata Manufacturing Co. Ltd.	360,600	5,821,368
Musashi Seimitsu Industry Co. Ltd.	45,900	1,011,613
Musashino Bank Ltd.	37,000	961,621
Nachi-Fujikoshi Corp.	11,800	275,081
Nafco Co. Ltd.	3,500	46,528
Nagase & Co. Ltd.	44,400	949,317
Nagoya Railroad Co. Ltd.	66,100	754,834
Nakayama Steel Works Ltd.(2)	14,800	68,346
Namura Shipbuilding Co. Ltd.(2)	39,700	938,824
Nankai Electric Railway Co. Ltd.	36,400	651,789
Nanto Bank Ltd.	22,300	746,834
NEC Capital Solutions Ltd.(2)	3,300	86,459
NEC Corp.	505,200	15,383,698
Net Protections Holdings, Inc.(1)	36,200	212,698
Neturen Co. Ltd.	8,400	69,772
Nexon Co. Ltd.	26,200	592,885
NGK Insulators Ltd.	68,500	1,081,195
NH Foods Ltd.	56,100	2,119,767
NHK Spring Co. Ltd.	493,100	6,162,385
Nichias Corp.	23,500	904,749
Nichicon Corp.	18,900	175,746
Nichiha Corp.	13,500	265,547
Nichirei Corp.	184,600	2,129,230
Nichirin Co. Ltd.	2,400	60,627
NIDEC Corp.	43,036	928,814
Nifco, Inc.	53,300	1,530,086
Nihon Chouzai Co. Ltd.	13,900	368,258
Nihon Dempa Kogyo Co. Ltd.	13,000	81,086
Nihon Dengi Co. Ltd.	2,100	75,064
Nihon M&A Center Holdings, Inc.	28,300	144,052
Nihon Parkerizing Co. Ltd.	33,600	322,852
Nikkiso Co. Ltd.	46,400	466,632
Nikkon Holdings Co. Ltd.	21,500	463,976
Nikon Corp.	17,700	198,695
Nintendo Co. Ltd.	171,200	15,269,141
Nippn Corp.	35,000	540,287
Nippon Air Conditioning Services Co. Ltd.	3,600	31,391
Nippon Beet Sugar Manufacturing Co. Ltd.	1,200	22,077
Nippon Carbon Co. Ltd.	3,300	92,986
Nippon Chemical Industrial Co. Ltd.(2)	500	9,955
Nippon Chemi-Con Corp.(1)(2)	4,300	40,701

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Nippon Coke & Engineering Co. Ltd.(1)	116,900	$82,407
Nippon Denko Co. Ltd.	44,300	98,875
Nippon Densetsu Kogyo Co. Ltd.	15,500	285,088
Nippon Electric Glass Co. Ltd.	26,700	813,079
NIPPON EXPRESS HOLDINGS, Inc.	242,200	5,298,607
Nippon Gas Co. Ltd.	19,200	368,842
Nippon Kayaku Co. Ltd.	26,900	260,654
Nippon Light Metal Holdings Co. Ltd.	39,420	548,674
Nippon Paint Holdings Co. Ltd.	3,500	25,326
Nippon Paper Industries Co. Ltd.	100,200	823,012
Nippon Parking Development Co. Ltd.	156,500	308,703
Nippon Sanso Holdings Corp.	5,000	181,239
Nippon Seiki Co. Ltd.	5,100	61,388
Nippon Seisen Co. Ltd.	2,500	19,004
Nippon Sheet Glass Co. Ltd.(1)	55,800	199,097
Nippon Shokubai Co. Ltd.	44,800	563,234
Nippon Signal Co. Ltd.	1,800	14,862
Nippon Soda Co. Ltd.	31,400	748,783
Nippon Steel Corp.	530,800	11,180,229
Nippon Thompson Co. Ltd.	12,000	50,898
Nippon Yakin Kogyo Co. Ltd.	10,100	301,172
Nippon Yusen KK	41,300	1,488,756
Nipro Corp.	123,700	1,261,835
Nishi-Nippon Financial Holdings, Inc.	54,900	917,977
Nishi-Nippon Railroad Co. Ltd.	21,200	320,844
Nishio Holdings Co. Ltd.	39,400	1,116,106
Nissan Chemical Corp.	21,300	751,399
Nissan Motor Co. Ltd.(1)(2)	736,700	1,652,250
Nissan Shatai Co. Ltd.	32,400	249,597
Nissei ASB Machine Co. Ltd.	6,400	304,088
Nissha Co. Ltd.	6,700	61,289
Nisshin Oillio Group Ltd.	19,500	685,266
Nisshin Seifun Group, Inc.	115,600	1,405,608
Nisshinbo Holdings, Inc.	70,600	553,181
Nissin Foods Holdings Co. Ltd.(2)	8,700	163,831
Nisso Holdings Co. Ltd.	100	442
Nissui Corp.	464,000	3,151,048
Niterra Co. Ltd.	200,500	7,141,899
Nitori Holdings Co. Ltd.	4,500	415,279
Nitta Corp.	2,800	77,935
Nittetsu Mining Co. Ltd.	6,300	360,632
Nitto Denko Corp.	750,100	16,883,718
Noevir Holdings Co. Ltd.	3,800	118,383
NOF Corp.	38,400	713,236
Nohmi Bosai Ltd.	3,100	85,401
Nojima Corp.	53,600	1,203,432
NOK Corp.	31,700	551,727
Nomura Co. Ltd.	30,700	215,753
Nomura Micro Science Co. Ltd.(2)	34,500	740,901
Noritake Co. Ltd.	8,000	243,986
Noritsu Koki Co. Ltd.	2,700	30,565
Noritz Corp.	15,700	207,331
North Pacific Bank Ltd.	126,900	595,093

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
NPR-RIKEN Corp.	9,200	$183,300
NS Solutions Corp.	600	14,211
NS United Kaiun Kaisha Ltd.	7,000	235,778
NSD Co. Ltd.	19,200	432,269
NSK Ltd.	87,400	458,656
NTN Corp.	486,700	1,079,226
NTT, Inc.	8,392,000	8,876,007
Obayashi Corp.	492,500	7,988,909
Obic Co. Ltd.	17,500	618,785
Odakyu Electric Railway Co. Ltd.(2)	82,700	946,284
Ogaki Kyoritsu Bank Ltd.	7,400	156,633
Oiles Corp.	4,500	68,555
Oisix ra daichi, Inc.(1)	14,500	159,855
Oji Holdings Corp.	817,900	4,507,332
Okamoto Industries, Inc.	300	10,320
Okamoto Machine Tool Works Ltd.	1,800	56,890
Okasan Securities Group, Inc.	58,800	270,474
Oki Electric Industry Co. Ltd.	190,100	1,971,714
Okinawa Cellular Telephone Co.	13,900	474,313
Okinawa Electric Power Co., Inc.	35,500	238,425
Okinawa Financial Group, Inc.	8,600	215,477
OKUMA Corp.	8,300	195,237
Okumura Corp.(2)	150,600	4,935,720
Okura Industrial Co. Ltd.	2,800	93,363
Okuwa Co. Ltd.(2)	9,500	60,847
Olympus Corp.	119,700	1,387,448
Omron Corp.(2)	6,600	168,243
Ono Pharmaceutical Co. Ltd.	240,700	2,711,061
Onoken Co. Ltd.	1,400	13,538
Onward Holdings Co. Ltd.	3,700	16,086
Open House Group Co. Ltd.	31,400	1,604,600
Open Up Group, Inc.	7,200	89,183
Optex Group Co. Ltd.	20,400	266,086
Oracle Corp.	2,200	227,705
Organo Corp.	5,900	445,702
Orient Corp.	52,320	357,185
Oriental Land Co. Ltd.	134,100	3,192,699
Oriental Shiraishi Corp.	80,900	227,848
ORIX Corp., ADR	482,667	12,510,729
Oro Co. Ltd.	900	16,648
Osaka Gas Co. Ltd.	19,600	557,798
Osaka Organic Chemical Industry Ltd.	3,200	64,729
Osaka Steel Co. Ltd.(2)	3,100	55,157
OSAKA Titanium Technologies Co. Ltd.(2)	2,600	44,786
Osaki Electric Co. Ltd.	10,400	94,500
OSG Corp.	63,900	874,174
Otsuka Corp.	56,900	1,168,581
Otsuka Holdings Co. Ltd.	50,600	2,655,108
Oyo Corp.	2,100	41,764
Pacific Industrial Co. Ltd.	24,800	384,290
Pacific Metals Co. Ltd.	14,000	199,136
Pack Corp.	9,900	79,435
PAL GROUP Holdings Co. Ltd.	29,700	1,041,879

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
PALTAC Corp.	8,700	$267,013
Pan Pacific International Holdings Corp.	230,300	8,306,776
Panasonic Holdings Corp.	774,600	7,840,717
Paramount Bed Holdings Co. Ltd.	27,400	485,110
Park24 Co. Ltd.	127,800	1,753,019
Pasona Group, Inc.	4,200	59,091
PCA Corp.	300	3,971
Pegasus Co. Ltd.	4,300	18,936
Penta-Ocean Construction Co. Ltd.	344,100	2,483,779
PeptiDream, Inc.(1)	70,500	713,060
Persol Holdings Co. Ltd.	464,900	867,039
Pharma Foods International Co. Ltd.	20,400	132,186
Pigeon Corp.	62,600	764,919
PILLAR Corp.(2)	2,500	67,977
Pilot Corp.	17,300	529,309
Piolax, Inc.	7,700	95,517
Plus Alpha Consulting Co. Ltd.	3,200	53,048
Pole To Win Holdings, Inc.	2,400	6,084
Premium Group Co. Ltd.	20,000	303,626
Press Kogyo Co. Ltd.	53,200	236,175
Prestige International, Inc.(2)	21,900	101,644
Prima Meat Packers Ltd.	25,400	406,977
Procrea Holdings, Inc.	6,200	71,647
PS Construction Co. Ltd.	16,100	202,259
Qol Holdings Co. Ltd.	15,100	209,534
Quick Co. Ltd.	1,500	23,989
Raito Kogyo Co. Ltd.	54,400	1,218,735
Raiznext Corp.	8,800	113,112
Rakus Co. Ltd.	5,200	92,290
Rakuten Bank Ltd.(1)	1,300	73,090
Rakuten Group, Inc.(1)	77,500	477,048
Rasa Industries Ltd.	1,100	33,632
Recruit Holdings Co. Ltd.	227,600	13,024,019
Relo Group, Inc.	86,000	1,013,987
Renesas Electronics Corp.	259,500	3,029,052
Rengo Co. Ltd.	125,000	779,814
RENOVA, Inc.(1)	50,900	291,059
Resona Holdings, Inc.	1,154,756	11,581,550
Resonac Holdings Corp.	38,800	1,008,399
Resorttrust, Inc.	133,600	1,706,041
Restar Corp.	11,600	204,421
Retail Partners Co. Ltd.	9,000	86,509
Ricoh Co. Ltd.	766,200	6,772,452
Ricoh Leasing Co. Ltd.	10,600	404,581
Riken Technos Corp.	2,700	21,459
Riken Vitamin Co. Ltd.	10,800	214,356
Rinnai Corp.	10,000	247,792
Riso Kyoiku Group Corp.(2)	35,300	51,383
Rohm Co. Ltd.(2)	49,000	717,252
Rohto Pharmaceutical Co. Ltd.	206,400	3,515,137
Rorze Corp.	23,000	280,773
Round One Corp.	187,700	1,915,153
Royal Holdings Co. Ltd.(2)	18,900	342,468

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Ryobi Ltd.	21,200	$380,279
RYODEN Corp.	4,400	91,620
Ryohin Keikaku Co. Ltd.	406,000	8,732,035
S Foods, Inc.	14,500	265,570
S&B Foods, Inc.	4,400	101,764
Saizeriya Co. Ltd.	17,000	614,087
Sakai Chemical Industry Co. Ltd.	5,900	117,570
Sakai Moving Service Co. Ltd.	13,700	271,198
Sakata INX Corp.	32,000	487,202
Sakura Internet, Inc.(2)	36,400	733,807
Sala Corp.	20,800	142,304
San Holdings, Inc.	800	7,947
San ju San Financial Group, Inc.	10,900	264,719
San-A Co. Ltd.	31,100	602,018
San-Ai Obbli Co. Ltd.	12,600	177,822
Sangetsu Corp.	42,800	893,890
San-In Godo Bank Ltd.	49,700	450,548
Sanken Electric Co. Ltd.(1)	16,200	896,706
Sanki Engineering Co. Ltd.	36,300	1,226,665
Sankyo Co. Ltd.	504,900	10,163,381
Sankyu, Inc.	24,500	1,361,220
Sanoh Industrial Co. Ltd.	15,600	85,316
Sanrio Co. Ltd.	58,400	3,021,688
Sansan, Inc.(1)	16,300	211,124
Sanshin Electronics Co. Ltd.	6,600	125,503
Santec Holdings Corp.	5,300	280,594
Santen Pharmaceutical Co. Ltd.	85,500	905,897
Sanwa Holdings Corp.	262,000	8,435,284
Sanyo Chemical Industries Ltd.	3,300	95,787
Sanyo Denki Co. Ltd.	6,900	465,820
Sanyo Electric Railway Co. Ltd.	2,700	39,351
Sanyo Trading Co. Ltd.	100	1,088
Sato Corp.	17,800	271,258
Satori Electric Co. Ltd.	1,600	20,439
SBI Holdings, Inc.	230,600	10,834,918
SBS Holdings, Inc.	8,400	202,364
SCREEN Holdings Co. Ltd.	82,300	6,221,157
Scroll Corp.	14,100	105,086
SCSK Corp.	23,100	735,831
SEC Carbon Ltd.	2,500	37,035
Secom Co. Ltd.	70,300	2,595,509
Sega Sammy Holdings, Inc.	73,400	1,527,138
Seibu Holdings, Inc.	100,900	3,661,191
Seika Corp.	6,500	257,132
Seikagaku Corp.	7,200	32,198
Seikitokyu Kogyo Co. Ltd.	13,000	135,382
Seiko Epson Corp.	82,300	1,046,565
Seiko Group Corp.	22,900	994,688
Seino Holdings Co. Ltd.(2)	53,100	828,595
Seiren Co. Ltd.	21,100	434,626
Sekisui Chemical Co. Ltd.	514,400	9,762,439
Sekisui House Ltd.	67,900	1,528,039
Sekisui Jushi Corp.	3,000	44,342

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Senko Group Holdings Co. Ltd.	45,800	$628,879
Senshu Electric Co. Ltd.	6,100	185,192
Senshu Ikeda Holdings, Inc.	199,500	870,975
Septeni Holdings Co. Ltd.	14,400	40,420
Seria Co. Ltd.	12,900	264,224
Seven & i Holdings Co. Ltd.	570,500	7,384,024
Seven Bank Ltd.	274,900	541,125
SG Holdings Co. Ltd.(2)	79,500	855,952
Sharingtechnology, Inc.	25,900	197,478
Sharp Corp.(1)	19,200	115,038
Shibaura Electronics Co. Ltd.	3,300	158,211
Shibaura Machine Co. Ltd.(2)	45,100	1,269,010
Shibaura Mechatronics Corp.	9,000	664,366
Shibuya Corp.	4,000	96,384
SHIFT, Inc.(1)	4,500	46,471
Shiga Bank Ltd.	16,900	747,566
Shikoku Bank Ltd.	19,900	191,273
Shikoku Kasei Holdings Corp.	5,500	80,289
Shimadzu Corp.	57,700	1,412,894
Shimamura Co. Ltd.	6,600	487,213
Shimano, Inc.	2,400	266,143
Shimizu Corp.	404,500	5,434,171
Shin Nippon Air Technologies Co. Ltd.	8,300	173,822
Shinagawa Refractories Co. Ltd.	10,600	138,832
Shindengen Electric Manufacturing Co. Ltd.	300	6,475
Shin-Etsu Chemical Co. Ltd.	385,600	11,744,373
Shin-Etsu Polymer Co. Ltd.	1,900	23,976
Shinmaywa Industries Ltd.	56,100	670,708
Shinnihon Corp.	4,700	59,995
Shinnihonseiyaku Co. Ltd.	3,200	52,734
Shinsho Corp.	7,200	110,469
Shinwa Co. Ltd.	3,200	71,390
Shionogi & Co. Ltd.	160,200	2,771,094
Ship Healthcare Holdings, Inc.	65,200	985,390
Shiseido Co. Ltd.	23,732	385,152
Shizuoka Financial Group, Inc.	97,400	1,292,836
SHO-BOND Holdings Co. Ltd.	2,300	79,680
Shoei Co. Ltd.(2)	40,900	512,701
Showa Sangyo Co. Ltd.	14,200	288,577
SIGMAXYZ Holdings, Inc.	55,100	361,637
Siix Corp.	33,400	294,336
Sinfonia Technology Co. Ltd.	17,200	913,961
Sinko Industries Ltd.	4,500	38,287
Sintokogio Ltd.	13,300	88,168
SK-Electronics Co. Ltd.	7,100	142,608
SKY Perfect JSAT Holdings, Inc.	165,900	1,573,525
Skylark Holdings Co. Ltd.	4,900	98,186
SMC Corp.	1,895	579,982
SMS Co. Ltd.	7,800	83,225
Sodick Co. Ltd.	24,000	138,866
SoftBank Corp.	5,240,700	8,106,739
SoftBank Group Corp.	18,400	1,975,867
Softcreate Holdings Corp.	4,000	62,377

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Software Service, Inc.	900	$89,818
Sojitz Corp.	274,680	7,236,074
Soken Chemical & Engineering Co. Ltd.	1,000	11,383
Soliton Systems KK	200	1,879
Sompo Holdings, Inc.	345,800	11,051,576
Sony Group Corp., ADR(2)	1,579,779	43,475,518
Sotetsu Holdings, Inc.	31,800	559,280
Sparx Group Co. Ltd.	4,840	50,632
S-Pool, Inc.	15,200	33,360
Square Enix Holdings Co. Ltd.	7,900	542,628
SRA Holdings	1,000	31,610
SRS Holdings Co. Ltd.	9,800	85,701
Stanley Electric Co. Ltd.	51,900	1,051,164
Star Micronics Co. Ltd.	8,600	98,159
Starts Corp., Inc.	20,900	706,056
Starzen Co. Ltd.	29,300	237,251
Stella Chemifa Corp.	3,000	84,232
Strike Co. Ltd.	3,600	104,937
Studio Alice Co. Ltd.(2)	2,000	28,753
Subaru Corp.	451,200	8,850,898
Sugi Holdings Co. Ltd.	76,600	1,936,149
SUMCO Corp.	694,600	5,779,208
Sumida Corp.	31,200	221,657
Sumitomo Bakelite Co. Ltd.	14,000	468,493
Sumitomo Chemical Co. Ltd.	2,095,200	6,284,804
Sumitomo Corp.	225,800	6,323,618
Sumitomo Densetsu Co. Ltd.	9,300	422,158
Sumitomo Electric Industries Ltd.	413,200	11,573,302
Sumitomo Forestry Co. Ltd.	122,400	1,388,173
Sumitomo Heavy Industries Ltd.	33,600	742,622
Sumitomo Metal Mining Co. Ltd.	44,200	1,196,047
Sumitomo Mitsui Financial Group, Inc., ADR	1,538,655	25,264,715
Sumitomo Mitsui Trust Group, Inc.	313,400	8,919,044
Sumitomo Osaka Cement Co. Ltd.	190,300	5,066,454
Sumitomo Realty & Development Co. Ltd.	48,600	1,996,474
Sumitomo Riko Co. Ltd.	19,900	296,287
Sumitomo Rubber Industries Ltd.	124,600	1,455,762
Sumitomo Seika Chemicals Co. Ltd.(2)	5,400	167,370
Sumitomo Warehouse Co. Ltd.	15,200	317,348
Sundrug Co. Ltd.	30,300	952,495
Suntory Beverage & Food Ltd.	34,000	1,052,524
Sun-Wa Technos Corp.(2)	4,000	70,578
SUNWELS Co. Ltd.(1)	6,000	31,733
Suruga Bank Ltd.	76,900	768,504
Suzuken Co. Ltd.	1,600	63,279
Suzuki Co. Ltd.	2,900	41,909
Suzuki Motor Corp.	734,400	9,718,138
SWCC Corp.	27,500	1,520,216
Sysmex Corp.	103,400	1,298,489
Systena Corp.	157,200	527,685
Syuppin Co. Ltd.	11,400	94,412
T RAD Co. Ltd.	900	41,090
T&D Holdings, Inc.	214,100	5,543,010

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Tachibana Eletech Co. Ltd.	12,000	$236,027
Tachi-S Co. Ltd.	29,400	388,344
Tadano Ltd.	17,200	120,736
Taiheiyo Cement Corp.	228,100	6,169,518
Taisei Corp.	203,300	13,763,376
Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	100	1,748
Taiyo Holdings Co. Ltd.	7,600	396,682
Taiyo Yuden Co. Ltd.	22,800	462,186
Takamatsu Construction Group Co. Ltd.	4,500	99,786
Takaoka Toko Co. Ltd.	2,800	59,162
Takara & Co. Ltd.	2,300	61,674
Takara Standard Co. Ltd.	52,900	948,052
Takasago International Corp.	13,000	747,237
Takasago Thermal Engineering Co. Ltd.	400	24,247
Takashimaya Co. Ltd.	375,900	3,311,511
Takeda Pharmaceutical Co. Ltd., ADR(2)	368,694	5,526,723
Tama Home Co. Ltd.	5,600	136,596
Tamron Co. Ltd.	134,400	919,584
Tamura Corp.	16,100	55,534
Tanseisha Co. Ltd.	53,600	501,603
Tayca Corp.	200	1,728
Tazmo Co. Ltd.	10,800	163,624
TBS Holdings, Inc.	12,600	460,032
TDC Soft, Inc.	2,800	26,049
TDK Corp.	1,069,800	13,814,599
TechMatrix Corp.	32,500	438,149
Techno Ryowa Ltd.	10,100	339,352
TechnoPro Holdings, Inc.	18,300	597,466
Teijin Ltd.	777,300	6,611,706
Teikoku Electric Manufacturing Co. Ltd.	4,400	99,872
Tekken Corp.	2,600	59,404
Tera Probe, Inc.	2,900	91,534
Terasaki Electric Co. Ltd.	2,700	75,476
Terumo Corp.	27,000	484,133
Tess Holdings Co. Ltd.	27,000	66,472
THK Co. Ltd.	24,700	664,334
TIS, Inc.	248,200	8,263,216
TKC Corp.	4,300	128,654
TKP Corp.(1)	4,400	59,589
Toa Corp.	83,800	1,227,502
TOA ROAD Corp.	3,800	41,546
Toagosei Co. Ltd.	46,200	481,343
TOBISHIMA HOLDINGS, Inc.	6,900	98,680
Tobu Railway Co. Ltd.	59,100	1,072,709
TOC Co. Ltd.	600	3,216
Tocalo Co. Ltd.	23,300	333,714
Tochigi Bank Ltd.	18,200	58,830
Toda Corp.	300	2,128
Toei Animation Co. Ltd.	1,000	21,262
Toenec Corp.	41,100	396,344
Toho Bank Ltd.	24,600	65,949
Toho Co. Ltd.	2,400	152,347
Toho Co. Ltd.	12,800	305,986

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Toho Titanium Co. Ltd.	12,900	$155,108
Tohoku Electric Power Co., Inc.	114,600	880,185
Tokai Carbon Co. Ltd.	66,400	455,939
Tokai Corp.	800	11,752
TOKAI Holdings Corp.	104,600	744,609
Tokai Rika Co. Ltd.	33,100	589,402
Tokai Tokyo Financial Holdings, Inc.	55,900	220,308
Token Corp.	2,800	269,512
Tokio Marine Holdings, Inc.	511,600	21,941,471
Tokushu Tokai Paper Co. Ltd.	100	2,883
Tokuyama Corp.(2)	31,400	715,633
Tokyo Century Corp.	18,800	235,032
Tokyo Electric Power Co. Holdings, Inc.(1)	1,312,100	6,650,148
Tokyo Electron Device Ltd.(2)	15,300	298,111
Tokyo Electron Ltd.	66,600	9,069,993
Tokyo Gas Co. Ltd.	110,300	4,214,004
Tokyo Kiraboshi Financial Group, Inc.(2)	37,700	1,790,466
Tokyo Ohka Kogyo Co. Ltd.	21,800	692,427
Tokyo Seimitsu Co. Ltd.	9,000	502,857
Tokyo Steel Manufacturing Co. Ltd.	38,900	437,579
Tokyo Tatemono Co. Ltd.	70,400	1,323,345
Tokyo Tekko Co. Ltd.	3,300	133,797
Tokyu Construction Co. Ltd.	118,700	904,764
Tokyu Corp.	65,900	831,779
Tokyu Fudosan Holdings Corp.	655,500	5,258,071
Tomoku Co. Ltd.	4,000	89,677
TOMONY Holdings, Inc.	143,200	614,306
Tomy Co. Ltd.	106,300	2,429,112
TOPPAN Holdings, Inc.	97,700	2,518,835
Topre Corp.	24,800	364,763
Topy Industries Ltd.	6,300	124,965
Toray Industries, Inc.	1,012,100	6,761,253
Toridoll Holdings Corp.	154,200	5,174,456
Toshiba TEC Corp.	9,300	181,049
Tosoh Corp.	146,400	2,307,911
Totech Corp.	35,200	761,708
Totetsu Kogyo Co. Ltd.	29,100	862,681
TOTO Ltd.	10,200	263,392
Towa Corp.	61,700	718,618
Towa Pharmaceutical Co. Ltd.(2)	1,200	23,534
Toyo Gosei Co. Ltd.(2)	2,300	80,676
Toyo Kanetsu KK	3,400	100,774
Toyo Seikan Group Holdings Ltd.	79,400	1,929,353
Toyo Suisan Kaisha Ltd.	88,500	6,087,526
Toyo Tanso Co. Ltd.	12,600	331,146
Toyo Tire Corp.	116,600	2,962,324
Toyobo Co. Ltd.	65,400	481,275
Toyoda Gosei Co. Ltd.	35,200	852,147
Toyota Boshoku Corp.	23,400	381,664
Toyota Motor Corp., ADR(2)	237,666	46,242,674
Toyota Tsusho Corp.	258,700	6,885,401
TPR Co. Ltd.	12,900	206,228
Traders Holdings Co. Ltd.	15,200	104,090

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Transaction Co. Ltd.	11,200	$94,479
Transcosmos, Inc.	14,500	353,935
TRE Holdings Corp.	45,496	473,115
Trend Micro, Inc.	203,600	10,790,584
Trusco Nakayama Corp.	33,100	543,238
TS Tech Co. Ltd.	58,500	735,640
Tsubakimoto Chain Co.	139,800	2,086,869
Tsugami Corp.	49,500	712,739
Tsukishima Holdings Co. Ltd.(2)	6,700	138,874
Tsukuba Bank Ltd.(2)	33,500	66,252
Tsuruha Holdings, Inc.	194,500	3,000,725
Tsuzuki Denki Co. Ltd.	4,900	105,894
TV Asahi Holdings Corp.	600	12,598
UACJ Corp.	11,500	490,857
UBE Corp.	40,100	633,055
Uchida Yoko Co. Ltd.	10,700	777,554
U-Next Holdings Co. Ltd.	30,000	422,840
Unicharm Corp.	556,800	3,715,675
Union Tool Co.(2)	6,100	369,508
Unipres Corp.	16,500	130,602
United Arrows Ltd.	18,100	255,660
United Super Markets Holdings, Inc.	31,700	206,970
UNITED, Inc.(2)	400	1,729
Universal Entertainment Corp.(1)	8,000	56,193
Ushio, Inc.	17,300	251,652
USS Co. Ltd.	615,400	7,455,156
UT Group Co. Ltd.	20,700	379,343
V Technology Co. Ltd.	1,600	32,258
Valor Holdings Co. Ltd.	40,400	771,888
ValueCommerce Co. Ltd.	16,500	89,310
Vector, Inc.	37,900	291,412
Vertex Corp.	8,400	94,094
Vision, Inc.	41,400	350,595
Visional, Inc.(1)	4,800	382,013
Vital KSK Holdings, Inc.	10,900	92,498
VT Holdings Co. Ltd.	18,700	61,679
Wacom Co. Ltd.	114,000	558,611
Wakita & Co. Ltd.	17,800	222,108
Warabeya Nichiyo Holdings Co. Ltd.	12,000	229,627
WATAMI Co. Ltd.	1,600	10,598
WDB Holdings Co. Ltd.	800	9,490
Welcia Holdings Co. Ltd.	25,100	441,815
Wellnet Corp.	7,000	36,111
West Holdings Corp.	13,400	146,242
West Japan Railway Co.	121,400	2,713,343
Will Group, Inc.	200	1,318
Xebio Holdings Co. Ltd.	6,900	52,031
Yakult Honsha Co. Ltd.(2)	47,000	767,796
YAKUODO Holdings Co. Ltd.	500	7,731
YAMABIKO Corp.	23,100	362,873
Yamada Holdings Co. Ltd.	305,700	963,948
Yamae Group Holdings Co. Ltd.	7,300	133,102
Yamagata Bank Ltd.	1,400	15,095

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Yamaguchi Financial Group, Inc.	86,000	$1,028,365
Yamaha Corp.	11,700	76,983
Yamaha Motor Co. Ltd.	749,000	5,428,131
Yamaichi Electronics Co. Ltd.	20,800	448,837
Yamami Co.	4,000	127,974
Yamanashi Chuo Bank Ltd.	1,900	39,631
Yamatane Corp.(2)	10,900	220,228
Yamato Holdings Co. Ltd.	25,200	425,186
Yamato Kogyo Co. Ltd.	3,900	255,420
Yamazaki Baking Co. Ltd.	83,500	1,937,712
Yamazen Corp.	24,900	231,386
Yaoko Co. Ltd.	9,500	591,487
Yaskawa Electric Corp.	14,100	279,149
Yokogawa Bridge Holdings Corp.	23,000	433,318
Yokogawa Electric Corp.	45,700	1,334,006
Yokohama Rubber Co. Ltd.	74,400	2,737,586
Yokorei Co. Ltd.	31,600	250,333
Yokowo Co. Ltd.	1,900	18,058
Yonex Co. Ltd.	30,400	859,349
Yoshinoya Holdings Co. Ltd.	20,400	440,473
Yossix Holdings Co. Ltd.	1,500	26,803
Yotai Refractories Co. Ltd.	100	1,164
Yuasa Trading Co. Ltd.	76,700	2,555,451
Yurtec Corp.	33,100	592,266
Zacros Corp.	7,800	220,870
Zenkoku Hosho Co. Ltd.	16,400	375,040
Zenrin Co. Ltd.	18,300	130,065
Zensho Holdings Co. Ltd.	25,567	1,612,907
Zeon Corp.	28,100	322,651
ZERIA Pharmaceutical Co. Ltd.	17,200	235,918
ZIGExN Co. Ltd.	11,900	42,701
ZOZO, Inc.	26,400	245,315
		1,842,877,898
Netherlands — 3.6%
Aalberts NV	135,644	4,752,033
ABN AMRO Bank NV, CVA	401,230	11,572,940
Adyen NV(1)	7,137	11,984,236
Aegon Ltd.	1,091,695	8,504,304
AerCap Holdings NV	129,237	15,960,769
Akzo Nobel NV(2)	115,234	7,965,519
Alfen NV(1)(2)	12,232	141,440
Allfunds Group PLC	305	2,140
AMG Critical Materials NV	33,349	1,025,331
Arcadis NV	20,641	952,322
ASM International NV	19,321	9,277,363
ASML Holding NV, NY Shares	62,690	46,554,848
ASR Nederland NV	190,984	13,250,025
Basic-Fit NV(1)(2)	59,770	1,749,519
BE Semiconductor Industries NV	37,681	5,075,536
Brunel International NV(2)	15,425	156,071
Coca-Cola Europacific Partners PLC	80,096	7,117,331
Constellium SE(1)	141,648	2,052,480
Corbion NV	24,063	485,230

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
DSM-Firmenich AG	71,172	$6,963,886
Ferrari Group PLC	4,435	45,590
Flow Traders Ltd.(1)	10,254	303,852
ForFarmers NV	18,669	102,357
Fugro NV	90,889	1,253,519
Heineken Holding NV(2)	6,855	486,756
Heineken NV	57,021	4,624,969
IMCD NV	2,932	329,251
ING Groep NV, ADR	1,350,371	32,179,341
InPost SA(1)	129,882	1,887,870
Just Eat Takeaway.com NV(1)	184,427	4,355,640
Kendrion NV	2,008	30,564
Koninklijke Ahold Delhaize NV	576,199	23,089,906
Koninklijke BAM Groep NV	377,460	3,364,570
Koninklijke Heijmans NV, CVA	45,250	3,110,432
Koninklijke KPN NV	3,152,452	15,043,989
Koninklijke Philips NV, NY Shares(2)	254,577	7,021,234
Koninklijke Vopak NV	137,244	6,636,614
Nedap NV	1,604	169,634
NN Group NV	260,796	17,951,134
OCI NV(1)	99,199	566,813
PostNL NV(2)	169,743	191,608
Prosus NV(1)	211,491	13,082,718
Randstad NV(2)	16,006	757,155
SBM Offshore NV	39,252	1,073,128
SIF Holding NV(1)	702	6,350
Signify NV	9,852	260,164
Sligro Food Group NV	16,644	211,476
Universal Music Group NV(2)	318,128	8,993,251
Van Lanschot Kempen NV	12,602	770,090
Wolters Kluwer NV	87,147	10,978,223
		314,421,521
New Zealand — 0.2%
Air New Zealand Ltd.	574,197	199,866
Auckland International Airport Ltd.	346,950	1,545,274
Chorus Ltd.(2)	356,402	2,064,047
Contact Energy Ltd.	366,978	1,955,101
EBOS Group Ltd.	22,838	439,054
Fisher & Paykel Healthcare Corp. Ltd.	133,525	2,880,915
Fletcher Building Ltd.(1)	446,949	830,488
Freightways Group Ltd.	53,083	380,475
Genesis Energy Ltd.	55,742	77,608
Hallenstein Glasson Holdings Ltd.	249	1,278
Infratil Ltd.	46,844	313,688
KMD Brands Ltd.(1)	94,852	13,427
Mercury NZ Ltd.	132,269	511,492
Meridian Energy Ltd.	344,118	1,158,563
NZX Ltd.	4,193	3,435
Oceania Healthcare Ltd.(1)	83,326	30,985
Restaurant Brands New Zealand Ltd.	933	1,581
Ryman Healthcare Ltd.(1)(2)	362,179	509,482
Skellerup Holdings Ltd.	5,129	15,124
SKYCITY Entertainment Group Ltd.(1)	281,947	116,311

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Spark New Zealand Ltd.	2,939,561	$4,472,134
TOWER Ltd.	26,812	26,734
Vista Group International Ltd.(1)	6	11
		17,547,073
Norway — 0.8%
2020 Bulkers Ltd.	13,747	184,989
ABG Sundal Collier Holding ASA	4,553	3,142
Aker BP ASA	26,304	665,437
Aker Solutions ASA	133,385	413,299
AMSC ASA(1)	204	30
Austevoll Seafood ASA	34,317	318,317
Axactor ASA(1)	598	523
Bakkafrost P	6,241	271,109
Bluenord ASA(1)	12,388	606,948
Bonheur ASA	3,589	82,106
Borregaard ASA	5,634	117,130
BW LPG Ltd.	38,640	603,096
BW Offshore Ltd.	32,091	119,909
Cadeler AS(1)	10	52
DNB Bank ASA	275,441	7,257,363
DNO ASA	228,622	348,323
DOF Group ASA	52,690	514,036
Elmera Group ASA	13,316	45,244
Entra ASA(1)	8,571	103,720
Equinor ASA, ADR	281,728	6,933,326
Europris ASA	31,127	301,145
Frontline PLC	68,482	1,431,274
Gjensidige Forsikring ASA	23,511	653,137
Grieg Seafood ASA(1)	6,083	43,026
Hoegh Autoliners ASA	44,092	506,722
Kid ASA	15,994	234,614
Kitron ASA	91,515	531,810
Kongsberg Automotive ASA(1)	89,738	15,853
Kongsberg Gruppen ASA	141,285	4,219,655
Leroy Seafood Group ASA	10,584	51,859
Mowi ASA	53,440	1,099,492
MPC Container Ships ASA	379,213	677,385
Multiconsult ASA	239	4,248
Nordic Semiconductor ASA(1)	30,659	507,574
Norsk Hydro ASA	725,975	4,705,614
Norske Skog ASA(1)	1,618	3,511
Norwegian Air Shuttle ASA	480,768	814,818
Odfjell Drilling Ltd.	26,851	216,670
Odfjell Technology Ltd.	2,866	16,129
Orkla ASA	34,028	380,471
Panoro Energy ASA(1)	14,083	33,513
Pareto Bank ASA	2,473	22,250
Petronor E&P ASA(1)	898	949
Protector Forsikring ASA	12,108	585,276
Rana Gruber ASA	8,236	54,378
Salmar ASA	6,484	332,051
SATS ASA(1)	85,664	319,408
Scatec ASA(1)	76,436	804,582

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Solstad Maritime Holding AS	194	$490
SpareBank 1 Nord Norge	76,607	1,044,463
Sparebank 1 Oestlandet	6,666	124,225
SpareBank 1 SMN	57,794	1,103,819
SpareBank 1 Sor-Norge ASA	9,930	174,367
Sparebanken Norge	6,101	103,070
Stolt-Nielsen Ltd.	13,236	430,271
Storebrand ASA	629,018	9,678,618
Subsea 7 SA	270,346	5,654,667
Telenor ASA	117,721	1,964,001
TGS ASA	79,529	608,028
TOMRA Systems ASA	67,017	1,020,131
Veidekke ASA	1,460	23,126
Vend Marketplaces ASA, B Shares	142,120	5,193,539
Vend Marketplaces ASA, Class A	15,181	587,719
Wallenius Wilhelmsen ASA	24,995	233,907
Yara International ASA	39,114	1,423,894
		66,523,848
Portugal — 0.2%
Banco Comercial Portugues SA, R Shares	1,425,618	1,207,618
CTT-Correios de Portugal SA	22,989	197,418
EDP Renovaveis SA	31,862	374,219
EDP SA	1,127,351	4,992,944
Galp Energia SGPS SA	406,957	7,910,324
Jeronimo Martins SGPS SA	17,890	442,551
Navigator Co. SA(2)	13,250	51,413
NOS SGPS SA	38,483	175,874
REN - Redes Energeticas Nacionais SGPS SA	180,409	631,088
Semapa-Sociedade de Investimento e Gestao	1,627	33,616
Sonae SGPS SA	124,809	186,624
		16,203,689
Singapore — 1.6%
Aztech Global Ltd.	33,900	17,704
Bumitama Agri Ltd.	141,800	131,487
Capitaland India Trust	581,489	534,699
CapitaLand Investment Ltd.(2)	857,600	1,843,297
Centurion Corp. Ltd.	295,300	404,856
China Aviation Oil Singapore Corp. Ltd.	217,100	230,000
City Developments Ltd.	123,700	655,595
CNMC Goldmine Holdings Ltd.	160,400	78,647
ComfortDelGro Corp. Ltd.	3,961,700	4,475,832
CSE Global Ltd.	226,829	121,878
DBS Group Holdings Ltd.	555,823	21,878,794
Far East Orchard Ltd.	10,200	9,612
First Resources Ltd.	616,600	821,600
Frencken Group Ltd.	236,700	263,046
Geo Energy Resources Ltd.	744,400	208,795
Golden Agri-Resources Ltd.	4,148,200	906,164
Grab Holdings Ltd., Class A(1)	342,934	1,711,241
GuocoLand Ltd.	16,800	24,357
Hafnia Ltd.	76,103	465,405
Hong Fok Corp. Ltd.	75,300	46,371
Hong Leong Asia Ltd.	82,800	164,321

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Hour Glass Ltd.	52,500	$82,214
Hutchison Port Holdings Trust, U Shares	4,210,600	905,115
iFAST Corp. Ltd.	54,500	358,776
Indofood Agri Resources Ltd.	80,500	22,567
ISDN Holdings Ltd.	26,800	8,029
Jardine Cycle & Carriage Ltd.	37,400	823,848
Keppel Infrastructure Trust	1,369,565	474,824
Keppel Ltd.	1,020,700	6,956,087
LHN Ltd.	134,400	84,843
Mandarin Oriental International Ltd.	11,500	23,218
Marco Polo Marine Ltd.	1,056,800	58,442
Mewah International, Inc.	26,100	6,320
Micro-Mechanics Holdings Ltd.	3,100	4,374
Netlink NBN Trust	684,100	495,724
Olam Group Ltd.	123,300	97,115
OUE Ltd.	21,900	19,792
Oversea-Chinese Banking Corp. Ltd.	1,132,431	14,766,299
Oxley Holdings Ltd.(1)	19,100	1,519
Pan-United Corp. Ltd.	69,200	64,710
QAF Ltd.	19,700	13,671
Rex International Holding Ltd.(1)	1,510,500	210,092
Riverstone Holdings Ltd.(2)	250,700	140,631
Samudera Shipping Line Ltd.	282,600	226,780
SATS Ltd.	107,198	276,427
Sea Ltd., ADR(1)	63,256	11,799,774
Seatrium Ltd.	160,768	292,865
Sembcorp Industries Ltd.	227,200	1,074,238
Sheng Siong Group Ltd.	532,800	842,942
Sing Investments & Finance Ltd.	1,500	1,694
Singapore Airlines Ltd.(2)	953,750	4,890,150
Singapore Exchange Ltd.	751,100	9,696,473
Singapore Technologies Engineering Ltd.	908,700	5,438,200
Singapore Telecommunications Ltd.	2,528,200	8,496,720
Stamford Land Corp. Ltd.	18,400	5,946
StarHub Ltd.	185,200	161,609
Straits Trading Co. Ltd.	3,700	4,443
Super Hi International Holding Ltd.(1)	67,000	128,725
Tuan Sing Holdings Ltd.	135,695	29,605
United Overseas Bank Ltd.	624,000	17,089,274
UOL Group Ltd.	935,300	5,430,467
Venture Corp. Ltd.	72,400	766,193
Wee Hur Holdings Ltd.	893,700	511,817
Wilmar International Ltd.	1,194,600	2,745,479
Wing Tai Holdings Ltd.	5,400	5,850
Yangzijiang Financial Holding Ltd.	2,542,500	2,080,106
Yangzijiang Shipbuilding Holdings Ltd.	4,245,500	9,619,507
Yanlord Land Group Ltd.(1)	685,800	379,043
Yoma Strategic Holdings Ltd.(1)	478,000	33,159
		142,639,397
South Africa — 0.0%
Anglogold Ashanti PLC (New York)	973	55,130
Valterra Platinum Ltd.	45,680	2,076,247
		2,131,377

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Spain — 2.9%
Acciona SA	22,684	$4,496,221
Acerinox SA	318,376	3,928,053
ACS Actividades de Construccion y Servicios SA	112,234	8,483,394
Aena SME SA	415,625	12,046,687
Almirall SA	15,050	196,817
Amadeus IT Group SA	81,218	6,812,417
Atresmedia Corp. de Medios de Comunicacion SA	28,283	172,511
Audax Renovables SA(1)(2)	28,268	47,357
Banco Bilbao Vizcaya Argentaria SA, ADR	1,998,280	36,228,816
Banco de Sabadell SA	4,741,247	18,008,279
Banco Santander SA, ADR(2)	3,739,719	35,639,522
Bankinter SA	473,655	7,068,906
CaixaBank SA	977,695	9,762,307
Cellnex Telecom SA(1)	136,397	4,855,337
CIE Automotive SA	7,394	233,353
Construcciones y Auxiliar de Ferrocarriles SA	14,190	859,096
Ebro Foods SA	6,389	131,331
Enagas SA	340,541	5,306,861
Ence Energia y Celulosa SA(2)	25,400	83,668
Endesa SA	218,217	6,646,129
Ercros SA(1)	19,852	63,743
Faes Farma SA	59,181	291,409
Ferrovial SE(2)	153,200	8,379,148
Gestamp Automocion SA	167,967	679,238
Grenergy Renovables SA(1)	8,443	645,833
Grupo Catalana Occidente SA	3,270	187,361
Iberdrola SA	1,107,633	20,879,877
Industria de Diseno Textil SA(2)	252,703	12,498,521
Laboratorios Farmaceuticos Rovi SA(2)	6,852	465,735
Logista Integral SA	14,043	460,287
Mapfre SA	254,714	1,116,328
Melia Hotels International SA	86,994	809,083
Metrovacesa SA(1)	5,539	67,127
Naturgy Energy Group SA	29,431	933,304
Neinor Homes SA(1)	11,637	231,861
Prosegur Cia de Seguridad SA	28,741	89,243
Redeia Corp. SA	312,920	6,083,281
Repsol SA	1,118,454	18,338,282
Sacyr SA	939,101	3,963,593
Solaria Energia y Medio Ambiente SA(1)	22,003	356,428
Tecnicas Reunidas SA(1)	47,562	1,262,898
Telefonica SA, ADR(2)	1,762,644	9,430,145
Tubacex SA(2)	18,497	79,582
Unicaja Banco SA	764,710	2,120,390
Vidrala SA	3,470	374,354
Viscofan SA	27,862	1,951,900
		252,766,013
Sweden — 3.4%
AAK AB(2)	35,108	1,010,410
AcadeMedia AB	75,018	735,397
AddLife AB, B Shares(2)	6,029	112,948
AddTech AB, B Shares	128,422	4,503,458

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Alfa Laval AB	97,606	$4,443,590
Alleima AB	84,923	627,642
Alligo AB, Class B	4,297	47,980
Ambea AB	27,867	375,641
AQ Group AB	50,118	1,029,667
Arjo AB, B Shares	189,397	692,551
Asmodee Group AB, Class B(1)	53,475	647,689
Assa Abloy AB, Class B	158,080	5,585,712
Atlas Copco AB, A Shares(2)	505,121	8,064,239
Atlas Copco AB, B Shares	476,681	6,778,502
Atrium Ljungberg AB, B Shares(2)	49,845	166,051
Attendo AB	26,666	186,264
Avanza Bank Holding AB	308,668	11,665,901
Axfood AB(2)	231,651	7,306,896
Beijer Ref AB	148,431	2,524,921
BICO Group AB(1)	17,241	42,994
Bilia AB, A Shares	85,772	1,057,560
Billerud Aktiebolag	487,946	4,662,332
BioGaia AB, B Shares	25,683	285,027
Bjorn Borg AB	175	1,149
Boliden AB(1)	170,726	5,884,575
Bonava AB, B Shares(1)	21,773	25,688
Boozt AB(1)(2)	15,428	149,976
Bufab AB	89,255	884,956
Bulten AB	2,940	17,099
Bure Equity AB	27,009	809,453
Byggmax Group AB	49,827	307,039
Castellum AB(2)	417,291	4,732,436
Catena AB	8,626	396,373
Cibus Nordic Real Estate AB publ	53,763	968,198
Cint Group AB(1)	100,573	74,931
Clas Ohlson AB, B Shares	114,672	4,055,473
Cloetta AB, B Shares	116,489	399,367
Coor Service Management Holding AB	8,924	44,089
Corem Property Group AB, B Shares	611,060	297,364
CTT Systems AB	1,584	38,275
Dios Fastigheter AB	60,766	412,409
Dynavox Group AB(1)	113,186	1,503,832
Elanders AB, B Shares	1,867	11,462
Electrolux AB, B Shares(1)	156,427	929,394
Electrolux Professional AB, B Shares	54,258	352,419
Elekta AB, B Shares	117,214	582,849
Embracer Group AB(1)	67,703	605,380
Enad Global 7 AB(1)	27,915	34,638
Eolus Vind AB, B Shares	914	4,235
Epiroc AB, A Shares(2)	295,750	6,180,503
Epiroc AB, B Shares(2)	78,308	1,457,415
EQT AB(2)	54,863	1,973,429
Essity AB, B Shares	241,740	6,535,877
Evolution AB	4,085	353,898
Fabege AB(2)	54,307	467,725
Fastighets AB Balder, B Shares(1)	265,318	1,888,884
Fastighetsbolaget Emilshus AB, Class B(1)	173	911

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
G5 Entertainment AB	429	$4,216
Getinge AB, B Shares	170,209	3,729,518
GomSpace Group AB(1)	79,893	135,825
Granges AB	50,476	740,410
H & M Hennes & Mauritz AB, B Shares(2)	367,813	5,405,285
Hanza AB	1,195	14,358
Heba Fastighets AB, Class B	23,171	75,183
Hemnet Group AB	23,275	605,882
Hexagon AB, B Shares	131,835	1,469,133
Hexatronic Group AB(1)(2)	170,539	416,065
Hexpol AB(2)	59,393	534,866
Hoist Finance AB	5,367	57,012
Holmen AB, B Shares(2)	12,732	495,723
Hufvudstaden AB, A Shares(2)	30,340	395,500
Humble Group AB(1)	36,065	30,034
Husqvarna AB, B Shares	126,256	716,665
Industrivarden AB, A Shares	29,378	1,169,241
Indutrade AB(2)	147,494	3,671,063
Instalco AB(2)	31,779	83,914
Intea Fastigheter AB	3,033	23,422
Investment AB Latour, B Shares(2)	23,902	606,953
INVISIO AB	6,973	229,545
Inwido AB	6,499	125,856
JM AB	101,582	1,468,858
Kabe Group AB, Class B	216	5,205
Kopparbergs Bryggeri AB, B Shares	1,831	21,834
Lifco AB, B Shares	46,514	1,652,988
Lime Technologies AB(2)	677	24,401
Lindab International AB(2)	6,746	149,872
Logistea AB, Class B	35,383	56,263
Loomis AB	175,995	7,803,133
Maha Capital AB(1)(2)	36,118	27,356
Medcap AB(1)	3,148	204,449
Medicover AB, B Shares	9,320	261,044
MEKO AB	24,341	210,391
Millicom International Cellular SA	29,000	1,400,990
Modern Times Group MTG AB, B Shares(1)	13,190	136,417
Momentum Group AB	643	10,494
Mycronic AB	162,766	3,649,121
NCC AB, B Shares	88,316	1,813,022
Neobo Fastigheter AB(1)	104,295	180,725
Net Insight AB, B Shares(1)(2)	69,092	32,888
New Wave Group AB, B Shares	56,416	629,931
Nibe Industrier AB, B Shares(2)	187,038	768,433
Nilorngruppen AB, B Shares	49	289
Nobia AB(1)	149,775	74,870
Nolato AB, B Shares	88,242	541,438
Nordnet AB publ	23,372	680,453
Norion Bank AB(1)	13,975	102,390
Note AB	5,922	117,596
NP3 Fastigheter AB	12,371	330,216
Nyfosa AB	76,554	663,924
Orron Energy AB(1)(2)	71,093	32,219

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Ovzon AB(1)	26,658	$103,544
Pandox AB	26,160	473,485
Paradox Interactive AB	30,751	562,894
Peab AB, Class B	69,650	543,415
Platzer Fastigheter Holding AB, B Shares	25,339	182,878
Profoto Holding AB(1)	290	538
RaySearch Laboratories AB	35,966	1,009,526
Rusta AB	39,073	305,946
Rvrc Holding AB	19,493	95,858
Saab AB, Class B	316,658	17,894,517
Sagax AB, B Shares(2)	3,456	74,942
Sagax AB, D Shares	2,138	7,739
Samhallsbyggnadsbolaget i Norden AB(1)(2)	469,048	237,076
Samhallsbyggnadsbolaget i Norden AB, D Shares(1)(2)	47,848	41,930
Sandvik AB	276,374	6,989,556
Scandi Standard AB	15,320	157,979
Scandic Hotels Group AB	108,703	1,008,830
Sectra AB, B Shares	30,651	1,074,446
Securitas AB, B Shares(2)	51,842	793,345
Sinch AB(1)	206,551	646,004
Skandinaviska Enskilda Banken AB, A Shares	499,161	9,230,743
Skanska AB, B Shares	273,275	6,786,545
SKF AB, B Shares	243,487	6,251,895
SkiStar AB	46,563	772,838
Solid Forsakring AB	1,553	12,174
Spotify Technology SA(1)	34,547	23,556,908
SSAB AB, A Shares	38,295	222,899
SSAB AB, B Shares	861,622	4,889,983
Storytel AB	54,897	457,299
Sveafastigheter AB(1)	18,837	75,458
Svenska Cellulosa AB SCA, B Shares(2)	330,587	4,497,603
Svenska Handelsbanken AB, A Shares	554,508	7,135,344
Sweco AB, B Shares	19,273	325,310
Swedbank AB, A Shares	353,805	9,957,085
Swedish Orphan Biovitrum AB(1)(2)	9,753	296,253
Synsam AB	12,223	76,231
Tele2 AB, B Shares	376,806	6,636,355
Telefonaktiebolaget LM Ericsson, ADR	827,733	6,514,259
Telia Co. AB	1,850,926	6,909,896
TF Bank AB	2,064	34,496
Thule Group AB(2)	45,924	1,288,008
Trelleborg AB, B Shares	154,828	5,991,439
Troax Group AB	9,675	144,300
Truecaller AB, B Shares	188,413	893,261
VBG Group AB, B Shares	6,649	209,912
Viaplay Group AB, B Shares(1)(2)	1,257,279	177,058
Vitec Software Group AB, B Shares(2)	6,408	246,175
Vitrolife AB(2)	3,780	54,589
Volvo AB, A Shares	23,450	720,321
Volvo AB, B Shares	435,660	13,404,385
Volvo Car AB, Class B(1)(2)	480,665	1,001,339
Wallenstam AB, B Shares	27,044	126,156

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Wihlborgs Fastigheter AB	56,076	$557,106
		300,380,023
Switzerland — 7.8%
ABB Ltd.	271,237	18,203,014
Accelleron Industries AG	86,008	7,401,070
Alcon AG	168,696	13,443,881
Allreal Holding AG	5,687	1,288,248
ALSO Holding AG	7,982	2,529,252
Amrize Ltd.(1)	262,083	13,671,617
ams-OSRAM AG(1)	42,036	525,283
Arbonia AG	57,618	418,114
Aryzta AG(1)	17,202	1,584,554
Ascom Holding AG	18,654	107,169
Autoneum Holding AG	3,877	769,632
Avolta AG(1)	86,760	4,983,029
Baloise Holding AG	35,771	9,277,021
Banque Cantonale Vaudoise(2)	15,265	1,774,436
Barry Callebaut AG(2)	2,629	3,560,258
Basellandschaftliche Kantonalbank(2)	14	15,889
Basilea Pharmaceutica Ag Allschwil(1)	13,863	817,299
Belimo Holding AG	6,283	6,918,462
Bell Food Group AG	420	132,375
Bellevue Group AG	1,552	14,474
BKW AG	5,581	1,161,805
Bossard Holding AG, Class A	3,260	690,679
Bucher Industries AG	7,873	3,740,537
Burckhardt Compression Holding AG	7,498	6,751,482
Burkhalter Holding AG	4,957	904,781
Bystronic AG	324	142,552
Calida Holding AG	169	3,073
Cembra Money Bank AG	58,930	6,684,661
Chocoladefabriken Lindt & Spruengli AG	8	1,198,087
Chocoladefabriken Lindt & Spruengli AG, Participation Certificate	87	1,326,792
Cicor Technologies Ltd.(1)	4,325	1,000,484
Cie Financiere Richemont SA, Class A	98,451	17,237,063
Clariant AG(1)	182,245	1,872,456
Coltene Holding AG(1)	899	58,797
COSMO Pharmaceuticals NV	2,518	198,069
CPH Group AG	46	3,946
Daetwyler Holding AG, Bearer Shares	2,548	430,848
DKSH Holding AG	72,280	5,315,780
dormakaba Holding AG	3,665	3,409,886
EFG International AG(1)	30,458	605,456
Emmi AG	7,654	7,140,349
EMS-Chemie Holding AG	7,723	5,926,635
Feintool International Holding AG(1)	829	11,345
Flughafen Zurich AG	17,733	5,418,196
Forbo Holding AG	803	796,208
Geberit AG	12,759	9,355,761
Georg Fischer AG(2)	81,363	6,506,469
Givaudan SA	1,643	6,919,619
Gurit Holding AG, Bearer Shares(1)	530	9,463
Helvetia Holding AG	37,554	9,665,466

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Hiag Immobilien Holding AG	611	$80,811
Holcim AG(1)	249,948	20,950,296
Huber & Suhner AG	7,657	1,158,771
Hypothekarbank Lenzburg AG	1	5,024
Implenia AG	22,325	1,781,580
Inficon Holding AG	30,654	3,641,951
Interroll Holding AG	201	564,168
Intershop Holding AG	1,219	235,054
Julius Baer Group Ltd.	159,953	11,549,534
Komax Holding AG(1)(2)	1,913	204,308
Kuehne & Nagel International AG	33,787	6,887,942
LEM Holding SA(1)(2)	285	186,534
Leonteq AG(2)	2,830	57,898
Liechtensteinische Landesbank AG	1,502	153,368
Logitech International SA	91,609	9,459,335
Lonza Group AG	18,609	13,206,594
Medacta Group SA(2)	1,500	273,095
Medmix AG	15,488	207,985
Metall Zug AG, B Shares	13	15,592
Mikron Holding AG	1,720	39,768
Mobilezone Holding AG	35,436	482,217
Mobimo Holding AG(1)	3,442	1,359,876
Molecular Partners AG(1)	12	43
Montana Aerospace AG(1)	8,275	261,838
Nestle SA	341,907	32,252,273
Novartis AG, ADR	490,427	62,063,537
OC Oerlikon Corp. AG Pfaffikon	72,485	266,833
Partners Group Holding AG	12,578	17,273,481
Peach Property Group AG(1)	3,406	28,009
Perlen Industrieholding AG(1)	46	966
PolyPeptide Group AG(1)(2)	8,220	278,484
PSP Swiss Property AG	42,167	7,014,879
R&S Group Holding AG(1)	6,074	279,362
Rieter Holding AG(2)	1,349	95,493
Roche Holding AG	201,769	65,792,465
Roche Holding AG, Bearer Shares	6,910	2,373,142
Schindler Holding AG	10,177	3,639,709
Schindler Holding AG, Bearer Participation Certificate	19,082	7,092,822
Schweiter Technologies AG	557	219,188
Schweizerische Nationalbank(2)	8	32,901
SFS Group AG	12,825	1,764,653
SGS SA	80,611	8,223,143
Siegfried Holding AG(1)	51,556	5,410,979
SIG Group AG(1)(2)	19,460	308,258
Sika AG	29,550	6,857,267
SKAN Group AG	3,548	272,514
Softwareone Holding AG	55,424	478,379
Softwareone Holding AG	10,518	90,362
Sonova Holding AG	2,316	674,622
St. Galler Kantonalbank AG	331	208,528
Stadler Rail AG	59,770	1,590,875
Straumann Holding AG	33,213	3,891,875
Sulzer AG	6,594	1,235,678

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Swatch Group AG	16,585	$612,097
Swatch Group AG, Bearer Shares(2)	16,583	2,998,457
Swiss Life Holding AG	21,090	22,791,057
Swiss Prime Site AG(1)(2)	57,467	7,992,685
Swiss Re AG	146,811	26,608,623
Swisscom AG	19,247	13,915,099
Swissquote Group Holding SA	13,055	8,561,058
Temenos AG	24,619	2,189,071
TX Group AG	2,017	493,647
u-blox Holding AG(1)	2,054	348,049
UBS Group AG	1,207,989	48,947,714
Valiant Holding AG	7,540	1,245,900
VAT Group AG(2)	12,825	4,194,191
Vetropack Holding AG	12,329	400,923
Vontobel Holding AG	14,741	1,124,484
V-ZUG Holding AG	430	24,440
Ypsomed Holding AG	629	308,703
Zehnder Group AG	7,350	657,530
Zurich Insurance Group AG	59,904	43,775,163
		681,584,972
United Kingdom — 12.7%
3i Group PLC	600,142	32,604,949
4imprint Group PLC	18,181	827,517
Aberdeen Group PLC	1,053,503	2,772,848
Admiral Group PLC	140,947	6,906,871
AG Barr PLC	23,175	213,751
Airtel Africa PLC	338,291	1,013,851
AJ Bell PLC	222,554	1,536,391
Anglo American PLC	454,041	13,982,157
Anglo Asian Mining PLC(1)	79,724	199,002
Antofagasta PLC	181,928	5,278,880
Ashmore Group PLC	125,678	303,073
Ashtead Group PLC	252,541	18,606,728
ASOS PLC(1)(2)	34,820	130,534
Associated British Foods PLC	114,698	3,351,895
Aston Martin Lagonda Global Holdings PLC(1)(2)	194,718	192,309
AstraZeneca PLC, ADR	468,095	37,400,790
Atalaya Mining Copper SA	145,329	1,057,008
Auto Trader Group PLC	559,037	6,070,802
Aviva PLC	1,157,903	10,196,435
B&M European Value Retail SA	759,282	2,469,606
Babcock International Group PLC	192,568	2,643,747
BAE Systems PLC	563,770	13,361,826
Balfour Beatty PLC	329,415	2,643,120
Barclays PLC, ADR	1,935,833	38,000,402
Barratt Redrow PLC	847,716	4,121,224
Beazley PLC	393,560	4,166,315
Begbies Traynor Group PLC	48,728	78,362
Bellway PLC	95,428	3,006,122
Berkeley Group Holdings PLC	70,188	3,415,667
Bloomsbury Publishing PLC	47,964	316,610
Bodycote PLC	147,520	1,248,051
boohoo Group PLC(1)(2)	948,334	195,414

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
BP PLC, ADR	1,148,660	$40,467,292
Breedon Group PLC	60,090	298,574
BT Group PLC	5,769,579	16,892,112
Bunzl PLC	61,070	2,063,971
Burberry Group PLC(1)	374,719	6,505,328
Burford Capital Ltd. (London)	109,507	1,518,159
Bytes Technology Group PLC	278,764	1,520,065
Canal & SA	364,312	1,110,877
Capita PLC(1)	480	1,555
Capital Ltd.	81,148	100,739
Capricorn Energy PLC(1)	173,549	500,833
Carnival PLC, ADR(1)	111,122	3,230,317
Central Asia Metals PLC	224,919	515,664
Centrica PLC	5,710,267	12,417,028
Cerillion PLC	4,324	81,233
Chemring Group PLC	170,377	1,236,508
Clarkson PLC	6,701	316,524
Close Brothers Group PLC(1)	118,822	738,469
CMC Markets PLC	157,013	465,739
Coats Group PLC	1,611,038	1,670,945
Coca-Cola HBC AG(1)	157,069	7,945,223
Cohort PLC(2)	12,776	221,421
Compass Group PLC	400,167	13,600,756
Computacenter PLC	66,960	2,081,099
Conduit Holdings Ltd.	22,386	90,756
Convatec Group PLC	121,173	387,390
Costain Group PLC	73,130	132,719
Cranswick PLC	8,935	615,856
Crest Nicholson Holdings PLC	305,211	620,364
Croda International PLC	25,436	861,677
CVS Group PLC	51,526	855,488
DCC PLC	28,527	1,814,171
DFS Furniture PLC(1)	85,752	180,788
Diageo PLC, ADR(2)	119,894	13,407,746
Diversified Energy Co. PLC	17,762	289,390
Domino's Pizza Group PLC	91,900	242,929
dotdigital group PLC	114,117	106,103
Dowlais Group PLC	1,026,952	1,082,896
Dr. Martens PLC	25,033	30,690
Drax Group PLC	614,169	5,394,662
Dunelm Group PLC	129,780	2,106,620
easyJet PLC	420,097	2,786,062
Ecora Resources PLC	134,802	130,284
Elementis PLC	104,474	229,572
Endeavour Mining PLC	66,596	2,315,476
Energean PLC	39,752	512,729
EnQuest PLC	2,727,328	466,426
Experian PLC	222,096	11,512,460
FDM Group Holdings PLC	33,309	57,276
Ferrexpo PLC(1)	284,243	212,122
Firstgroup PLC	1,258,256	3,780,013
Forterra PLC	172,550	446,426
Foxtons Group PLC	53,080	40,189

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Frasers Group PLC(1)	203,163	$1,856,196
Fresnillo PLC	18,484	447,794
Frontier Developments PLC(1)	1,032	5,214
Funding Circle Holdings PLC(1)	102,226	201,028
Games Workshop Group PLC	42,797	8,934,764
Gamma Communications PLC	39,647	566,003
Gateley Holdings PLC	17,693	30,372
Genel Energy PLC(1)(2)	145,762	127,929
Georgia Capital PLC(1)	47,865	1,472,669
Glencore PLC(1)	2,086,678	8,243,518
Grafton Group PLC	212,072	2,505,254
Grainger PLC	454,325	1,194,644
Greggs PLC	139,622	2,977,791
GSK PLC, ADR(2)	754,942	29,948,549
Gulf Keystone Petroleum Ltd.	404,235	1,057,871
Gym Group PLC(1)	56,524	105,848
Haleon PLC, ADR	860,223	8,430,185
Halfords Group PLC	244,726	453,371
Halma PLC	78,197	3,476,421
Harbour Energy PLC	152,841	471,514
Hays PLC	1,178,924	993,262
Helios Towers PLC(1)	641,231	1,137,084
Hikma Pharmaceuticals PLC	148,459	3,586,461
Hill & Smith PLC	61,694	1,764,648
Hilton Food Group PLC	13,195	148,212
Hiscox Ltd.	173,270	3,054,811
Hochschild Mining PLC	496,432	1,889,021
Hollywood Bowl Group PLC	135,118	460,699
Howden Joinery Group PLC	693,910	7,850,865
HSBC Holdings PLC, ADR(2)	931,808	60,073,662
Hunting PLC	141,630	628,888
hVIVO PLC(2)	120,693	16,152
Ibstock PLC	396,812	741,172
ICG PLC	174,076	5,133,099
IG Group Holdings PLC	311,924	4,765,173
IMI PLC	173,007	5,316,399
Impax Asset Management Group PLC	87,066	216,053
Inchcape PLC	205,755	1,856,351
Indivior PLC(1)	131,149	3,186,182
Informa PLC	50,213	591,483
IntegraFin Holdings PLC	40,345	190,505
InterContinental Hotels Group PLC	28,102	3,411,323
International Personal Finance PLC	228,694	629,254
International Workplace Group PLC	584,281	1,601,087
Intertek Group PLC	83,619	5,303,712
Investec PLC	394,004	2,883,787
IP Group PLC(1)	998,925	810,720
IQE PLC(1)(2)	238,011	29,110
ITV PLC	1,551	1,711
J D Wetherspoon PLC	142,873	1,340,713
J Sainsbury PLC	1,905,555	7,710,819
JD Sports Fashion PLC	1,913,586	2,483,901
JET2 PLC	275,816	6,073,910

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Johnson Matthey PLC	155,062	$4,004,639
Johnson Service Group PLC	264,610	497,372
Jubilee Metals Group PLC(1)(2)	1,814,110	84,354
Jupiter Fund Management PLC	348,389	589,396
Just Group PLC	998,955	2,848,978
Kainos Group PLC	66,747	637,150
Keller Group PLC	104,282	1,881,443
Kier Group PLC	1,028	2,638
Kingfisher PLC	1,570,230	5,469,276
Lancashire Holdings Ltd.	130,222	1,075,336
Legal & General Group PLC	2,392,554	8,007,617
Lion Finance Group PLC	50,936	5,049,468
Liontrust Asset Management PLC	53,835	250,851
Lloyds Banking Group PLC, ADR(2)	6,578,366	28,418,541
London Stock Exchange Group PLC	35,994	4,460,845
Luceco PLC	50,697	82,169
M&C Saatchi PLC(2)	51,493	111,246
M&G PLC	1,097,261	3,930,434
Man Group PLC	415,235	917,538
Marks & Spencer Group PLC	2,420,290	11,303,890
Marshalls PLC	68,883	166,334
Marston's PLC(1)	725,762	377,886
Mears Group PLC	89,259	414,061
Metals Exploration PLC(1)	362,609	62,751
Mitchells & Butlers PLC(1)	286,458	997,431
Mitie Group PLC	1,373,773	2,600,278
Mobico Group PLC(1)	130,899	58,154
Molten Ventures PLC(1)	127,590	617,685
Mondi PLC	169,309	2,383,414
MONY Group PLC	240,058	648,674
Moonpig Group PLC	114,229	307,066
Morgan Advanced Materials PLC	224,870	641,460
Morgan Sindall Group PLC	35,653	2,013,527
Mortgage Advice Bureau Holdings Ltd.	26,397	253,466
Motorpoint group PLC	32,884	77,292
MP Evans Group PLC	4,805	86,355
National Grid PLC, ADR(2)	191,072	13,483,951
NatWest Group PLC, ADR	1,459,778	20,378,501
Next 15 Group PLC	6,237	22,359
Next PLC	95,924	15,501,093
Ninety One PLC	256,977	659,017
Norcros PLC	9,406	34,868
Ocado Group PLC(1)	34,788	158,322
OSB Group PLC	432,912	3,085,744
Oxford Biomedica PLC(1)(2)	498	3,803
Pagegroup PLC	452,051	1,448,862
Pan African Resources PLC	3,692,482	3,158,641
Pantheon Resources PLC(1)(2)	232,766	95,392
Paragon Banking Group PLC	209,745	2,463,448
PayPoint PLC	4,179	40,274
Pearson PLC, ADR	59,103	861,131
Pennon Group PLC	476,841	3,050,860
Persimmon PLC	185,037	2,658,634

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Petra Diamonds Ltd.(1)(2)	225,864	$55,234
Phoenix Group Holdings PLC	204,710	1,885,532
Playtech PLC	149,853	830,258
Plus500 Ltd.	142,390	5,834,893
Polar Capital Holdings PLC	9,092	56,476
Prax Exploration & Production PLC(1)	747,023	24,475
Premier Foods PLC	432,581	1,103,662
Prudential PLC, ADR(2)	285,005	7,581,133
PZ Cussons PLC	187,002	174,589
QinetiQ Group PLC	181,603	1,167,389
Quilter PLC	1,999,015	4,435,165
Rathbones Group PLC	45,021	1,119,843
Reach PLC	354,542	329,623
Reckitt Benckiser Group PLC	332,837	24,885,352
RELX PLC, ADR	477,813	22,299,533
Renew Holdings PLC	22,498	243,497
Renishaw PLC	2,400	104,750
Renold PLC(1)	24,437	26,691
Rentokil Initial PLC	188,634	932,660
Restore PLC	4,320	15,357
RHI Magnesita NV	1,060	29,255
Ricardo PLC	20,638	117,948
Rightmove PLC	902,934	9,060,991
Rio Tinto PLC, ADR	326,162	20,456,881
Rolls-Royce Holdings PLC	1,242,105	17,911,571
RS Group PLC	164,825	1,259,118
RWS Holdings PLC	1,733	2,067
S4 Capital PLC(2)	157,157	44,164
Sabre Insurance Group PLC	1,510	2,933
Sage Group PLC	78,019	1,144,472
Savannah Energy PLC(1)	183,379	17,846
Savills PLC	49,696	611,323
Schroders PLC	309,187	1,588,438
Secure Trust Bank PLC	2,078	31,177
Senior PLC	335,279	908,824
Serco Group PLC	220,418	651,150
Serica Energy PLC	463,719	1,129,524
Severn Trent PLC	109,813	3,835,968
Shell PLC, ADR	928,265	68,580,218
SIG PLC(1)	246,015	34,938
Smith & Nephew PLC, ADR(2)	163,642	6,128,393
Smiths Group PLC	50,584	1,610,620
Softcat PLC	123,052	2,679,178
Speedy Hire PLC	535,816	192,805
Spirax Group PLC	14,987	1,477,567
Spire Healthcare Group PLC	163,555	480,207
Spirent Communications PLC	89,713	237,660
SSE PLC	554,473	12,957,101
SSP Group PLC	551,022	1,146,188
St. James's Place PLC	422,511	7,245,056
Standard Chartered PLC	1,314,742	24,635,076
SThree PLC	160,678	423,316
Strix Group PLC(1)	205,060	127,603

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Synthomer PLC(1)	69,858	$57,236
Taylor Wimpey PLC	2,614,932	3,382,923
TBC Bank Group PLC	59,619	3,526,241
Telecom Plus PLC	13,377	327,407
Tesco PLC	4,564,940	26,093,403
TP ICAP Group PLC	513,130	1,926,252
Travis Perkins PLC	135,049	1,086,406
Treatt PLC	3,043	9,139
TUI AG(1)	161,421	1,655,030
Tullow Oil PLC(1)(2)	467,920	68,075
Unilever PLC, ADR	348,690	22,037,208
United Utilities Group PLC	485,518	7,543,029
Vanquis Banking Group PLC(1)	376,816	580,609
Vertu Motors PLC	516,199	414,991
Vesuvius PLC	144,116	728,550
Victrex PLC	41,963	404,989
Vistry Group PLC(1)	239,218	1,975,515
Vodafone Group PLC, ADR	1,586,482	18,974,325
Volex PLC	16,564	77,827
Watkin Jones PLC(1)(2)	190,803	72,821
Weir Group PLC	74,709	2,488,105
WH Smith PLC	70,984	662,252
Whitbread PLC	122,347	5,208,723
Wickes Group PLC	451,095	1,217,585
WPP PLC, ADR(2)	17,232	457,337
XP Power Ltd.(1)	1,707	20,598
Yellow Cake PLC(1)	218,152	1,523,168
Young & Co.'s Brewery PLC, Class A	4,127	46,600
Zigup PLC	340,217	1,447,573
		1,115,222,652
United States — 0.1%
Coeur Mining, Inc.(1)	130,060	1,710,289
Ferguson Enterprises, Inc.	15,200	3,527,786
Viemed Healthcare, Inc.(1)	1,648	12,146
		5,250,221
TOTAL COMMON STOCKS (Cost $6,910,523,746)		8,720,787,287

WARRANTS — 0.0%
Australia — 0.0%
Magellan Financial Group Ltd.(1)(2)	1,432	44
Canada — 0.0%
Constellation Software, Inc.(1)	1,886	14
Italy — 0.0%
Fincantieri SpA(1)	9,846	26,493
Webuild SpA(1)(2)	3,662	16,496
		42,989
TOTAL WARRANTS (Cost $—)		43,047
RIGHTS — 0.0%
Italy — 0.0%
Telecom Italia SpA(1)	743,208	8,695

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
New Zealand — 0.0%
SKYCITY Entertainment Group Ltd.(1)	84,163	$496
United States — 0.0%
Resolute Forest Products, Inc.(1)	20,752	19,286
TOTAL RIGHTS (Cost $22,827)		28,477
SHORT-TERM INVESTMENTS — 1.3%
Money Market Funds — 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio(3) (Cost $111,777,459)	111,777,459	111,777,459
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $7,022,324,032)		8,832,636,270
OTHER ASSETS AND LIABILITIES — (0.9)%		(76,394,476)
TOTAL NET ASSETS — 100.0%		$8,756,241,794

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	24.7%
Industrials	19.9%
Consumer Discretionary	10.6%
Materials	10.5%
Energy	6.1%
Health Care	6.0%
Consumer Staples	6.0%
Information Technology	5.8%
Communication Services	4.4%
Utilities	3.9%
Real Estate	1.7%
Short-Term Investments	1.3%
Other Assets and Liabilities	(0.9)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $291,075,378. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $304,198,538, which includes securities collateral of $192,421,079.

Schedule of Investments - Avantis International Equity ETF

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$37,140,874	$536,602,989	—
Belgium	16,071,118	70,607,062	—
Canada	3,600,831	1,001,244,948	—
Denmark	43,248,532	121,558,691	—
Finland	5,928,109	76,448,052	—
France	86,555,230	663,184,153	—
Germany	66,657,264	652,594,912	—
Hong Kong	261,522	157,372,926	—
Israel	18,955,021	89,922,497	—
Italy	14,924,884	239,647,012	—
Japan	202,784,509	1,640,093,389	—
Netherlands	119,390,307	195,031,214	—
Norway	8,364,600	58,159,248	—
Singapore	13,511,015	129,128,382	—
South Africa	55,130	2,076,247	—
Spain	81,298,483	171,467,530	—
Sweden	31,472,157	268,907,866	—
Switzerland	111,011,251	570,573,721	—
United Kingdom	460,616,095	654,606,557	—
United States	1,722,435	3,527,786	—
Other Countries	—	94,462,738	—
Warrants	—	43,047	—
Rights	19,286	9,191	—
Short-Term Investments	111,777,459	—	—
	$1,435,366,112	$7,397,270,158	—

See Notes to Financial Statements.

Schedule of Investments - Avantis International Large Cap Value ETF
AUGUST 31, 2025

	Shares	Value
COMMON STOCKS — 99.6%
Australia — 6.6%
ANZ Group Holdings Ltd.	306,544	$6,736,039
Aurizon Holdings Ltd.	436,843	925,126
Bendigo & Adelaide Bank Ltd.	1,788	15,576
BHP Group Ltd., ADR	223,716	12,476,641
BlueScope Steel Ltd.	1,188	17,798
Brambles Ltd.	228,888	3,878,997
Challenger Ltd.	184,769	1,005,868
Coles Group Ltd.	207,788	3,243,780
Endeavour Group Ltd.	317,345	791,838
Evolution Mining Ltd.	539,035	3,092,378
Fortescue Ltd.	183,367	2,312,840
James Hardie Industries PLC(1)	34,294	696,478
James Hardie Industries PLC(1)	822	16,547
Mineral Resources Ltd.(1)	27,287	662,367
National Australia Bank Ltd.	6,724	187,657
New Hope Corp. Ltd.	116,032	335,432
Northern Star Resources Ltd.	192,260	2,399,360
Perseus Mining Ltd.	41,585	104,222
Qantas Airways Ltd.	141,190	1,081,830
QBE Insurance Group Ltd.	296,338	4,186,883
Rio Tinto Ltd.	27,368	2,067,298
Santos Ltd.	714,120	3,738,661
Telstra Group Ltd.	592,598	1,895,887
Whitehaven Coal Ltd.	326,415	1,408,412
Woodside Energy Group Ltd.	23,712	408,735
Woodside Energy Group Ltd., ADR	10,782	185,235
Woolworths Group Ltd.	33,518	630,938
Yancoal Australia Ltd.	157,349	559,314
		55,062,137
Austria — 0.4%
ANDRITZ AG	128	9,012
CPI Europe AG(1)	3,240	70,699
Erste Group Bank AG	9,450	899,502
OMV AG	15,869	874,058
Raiffeisen Bank International AG	13,156	437,069
voestalpine AG	14,272	472,841
Wienerberger AG	8,667	302,026
		3,065,207
Belgium — 0.9%
Ackermans & van Haaren NV	1,920	498,084
Bekaert SA	876	39,365
Colruyt Group NV(2)	6,116	269,016
D'ieteren Group	4,493	973,631
KBC Group NV	14,457	1,704,094
Lotus Bakeries NV(2)	14	137,290
Melexis NV	807	63,891
Proximus SADP	659	5,713
Solvay SA	13,931	457,570
Syensqo SA(2)	6,316	558,295
UCB SA(2)	8,927	2,094,085

Schedule of Investments - Avantis International Large Cap Value ETF

	Shares	Value
Umicore SA	15,468	$241,410
		7,042,444
Canada — 12.7%
Agnico Eagle Mines Ltd.	44,109	6,359,648
Alamos Gold, Inc., Class A	86,837	2,645,546
Alimentation Couche-Tard, Inc.	8,056	408,329
ARC Resources Ltd.	135,867	2,614,748
Aritzia, Inc.(1)	15,676	938,494
B2Gold Corp.	40,769	168,319
Bank of Nova Scotia	84,195	5,258,241
Barrick Mining Corp.	202,843	5,410,230
BCE, Inc.	5,573	139,066
Brookfield Wealth Solutions Ltd.(1)	1,500	98,431
Canadian Imperial Bank of Commerce	79,142	6,113,645
Canadian National Railway Co.	37,850	3,664,148
Canadian Natural Resources Ltd.	206,884	6,551,415
Canadian Tire Corp. Ltd., Class A(2)	9,990	1,245,704
Capital Power Corp.	38,274	1,596,062
Celestica, Inc. (Toronto)(1)	17,097	3,330,140
Cenovus Energy, Inc.	162,752	2,706,707
Element Fleet Management Corp.	73,591	1,961,212
Empire Co. Ltd., Class A	27,099	1,051,915
Fairfax Financial Holdings Ltd.	1,300	2,238,043
iA Financial Corp., Inc.	19,745	2,124,239
Imperial Oil Ltd.	19,949	1,810,205
Keyera Corp.	56,471	1,819,523
Kinross Gold Corp.	258,707	5,408,292
Loblaw Cos. Ltd.	51,840	2,117,236
Lundin Gold, Inc.	25,866	1,590,551
Lundin Mining Corp.	196,973	2,279,026
Magna International, Inc.	55,127	2,530,459
MEG Energy Corp.	49,201	1,012,071
National Bank of Canada	35,851	3,768,486
Nutrien Ltd.	55,412	3,193,548
Onex Corp.	8	684
Pan American Silver Corp.	82,018	2,782,407
Parkland Corp.	318	8,998
Royal Bank of Canada	70,269	10,211,736
South Bow Corp.	1,209	33,505
Sun Life Financial, Inc.	1,660	96,964
Suncor Energy, Inc.	122,998	5,084,353
Tourmaline Oil Corp.	60,199	2,556,381
Whitecap Resources, Inc.	304,934	2,295,859
		105,224,566
Denmark — 0.6%
AP Moller - Maersk AS, A Shares	48	98,675
AP Moller - Maersk AS, B Shares	77	158,661
Danske Bank AS	14,148	582,306
Genmab AS, ADR(1)	17,483	434,802
H Lundbeck AS	16,380	103,650
Jyske Bank AS	2,195	235,686
NKT AS(1)	2,403	228,894
Novo Nordisk AS, ADR	20,451	1,154,663

Schedule of Investments - Avantis International Large Cap Value ETF

	Shares	Value
Novonesis Novozymes B, B Shares	9,597	$610,488
Orsted AS(1)	6,561	198,939
Pandora AS	36	4,977
Ringkjoebing Landbobank AS	1,290	291,494
Rockwool AS, B Shares	3,540	133,788
Vestas Wind Systems AS	31,693	630,927
		4,867,950
Finland — 1.3%
Hiab OYJ, B Shares(2)	23,318	1,536,749
Huhtamaki OYJ	41,265	1,465,850
Kemira OYJ(2)	45,850	1,059,992
Kesko OYJ, B Shares(2)	121,566	2,696,372
Kojamo OYJ(1)(2)	789	9,670
Nordea Bank Abp	90,082	1,377,182
Stora Enso OYJ, R Shares(2)	65,937	770,227
UPM-Kymmene OYJ(2)	68,535	1,951,758
		10,867,800
France — 8.2%
Aeroports de Paris SA(2)	4,762	626,777
Airbus SE	336	70,247
ArcelorMittal SA, NY Shares	76,526	2,552,907
Ayvens SA	9,391	104,050
Bouygues SA	60	2,573
Carrefour SA	53,911	780,515
Cie de Saint-Gobain SA	51,733	5,585,051
Cie Generale des Etablissements Michelin SCA	125,388	4,540,745
Dassault Aviation SA	33	10,417
Eiffage SA	18,745	2,358,973
FDJ UNITED	876	28,196
Gaztransport Et Technigaz SA	11,234	2,096,636
Hermes International SCA	1,019	2,495,691
Ipsen SA	6,458	878,008
JCDecaux SE	23,344	401,931
Kering SA	12,478	3,343,656
LVMH Moet Hennessy Louis Vuitton SE	10,434	6,160,584
Nexans SA	9,092	1,386,259
Orange SA	295,988	4,824,359
Renault SA	48,308	1,901,195
Safran SA	23,745	7,891,134
SEB SA(2)	93	6,779
TotalEnergies SE, ADR	153,568	9,636,392
Ubisoft Entertainment SA(1)	7,784	85,163
Valeo SE	21,284	258,301
Vallourec SACA	62,735	1,126,265
Verallia SA	8,496	243,633
Vinci SA	59,642	8,089,328
VusionGroup	2,376	596,371
		68,082,136
Germany — 8.6%
Aurubis AG	268	30,427
BASF SE	104,156	5,532,865
Bayer AG	144,570	4,756,434
Bayerische Motoren Werke AG	23,878	2,498,126

Schedule of Investments - Avantis International Large Cap Value ETF

	Shares	Value
Bayerische Motoren Werke AG, Preference Shares	4,438	$424,926
Bechtle AG	18,530	842,281
Beiersdorf AG	100	11,517
Commerzbank AG	12	458
Continental AG	18,263	1,601,393
Daimler Truck Holding AG	57,614	2,710,097
Deutsche Bank AG	72,745	2,555,532
Deutsche Lufthansa AG	160,437	1,495,722
Deutsche Post AG	81,295	3,705,237
Deutsche Telekom AG	226,329	8,282,506
Dr. Ing hc F Porsche AG, Preference Shares	4,831	256,249
Evonik Industries AG	879	16,961
Fielmann Group AG	1,903	115,587
FUCHS SE, Preference Shares	16,456	790,017
Hannover Rueck SE	5,482	1,596,043
Heidelberg Materials AG	19,517	4,616,713
HUGO BOSS AG	7,428	365,977
Infineon Technologies AG	133,723	5,473,797
KION Group AG	11,676	760,283
Knorr-Bremse AG	12,383	1,293,560
Krones AG	3,184	489,692
Mercedes-Benz Group AG	45,509	2,848,172
MTU Aero Engines AG	8,876	3,955,742
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,233	2,062,336
Rational AG	190	141,628
RENK Group AG	339	24,759
RWE AG	126,538	5,067,548
Schaeffler AG	19,610	135,684
Schott Pharma AG & Co. KGaA	841	22,476
Symrise AG	12,005	1,162,463
Talanx AG	13,714	1,891,018
thyssenkrupp AG	201,258	2,129,839
United Internet AG	19,234	614,825
Volkswagen AG	1,576	188,615
Volkswagen AG, Preference Shares	10,851	1,264,440
Zalando SE(1)	1,341	37,371
		71,769,316
Hong Kong — 1.7%
Bank of East Asia Ltd.	228,757	377,274
BOC Hong Kong Holdings Ltd.	309,500	1,405,169
CK Asset Holdings Ltd.	91,500	432,932
CK Hutchison Holdings Ltd.	240,500	1,591,195
DFI Retail Group Holdings Ltd.	57,500	182,844
Hang Lung Group Ltd.	35,000	61,335
Hang Lung Properties Ltd.	263,910	269,434
Hang Seng Bank Ltd.	50,800	728,420
Henderson Land Development Co. Ltd.	117,000	406,007
Hong Kong Exchanges & Clearing Ltd.	51,400	3,011,432
Hysan Development Co. Ltd.	33,000	62,062
Johnson Electric Holdings Ltd.	107,000	393,155
Kerry Properties Ltd.	6,500	16,858
Man Wah Holdings Ltd.	262,800	159,754
New World Development Co. Ltd.(1)(2)	14,000	11,990

Schedule of Investments - Avantis International Large Cap Value ETF

	Shares	Value
Pacific Basin Shipping Ltd.	38,000	$10,678
Sands China Ltd.	39,600	104,292
Sino Land Co. Ltd.	13,075	15,577
SITC International Holdings Co. Ltd.	253,000	893,470
Sun Hung Kai Properties Ltd.	81,500	962,709
SUNeVision Holdings Ltd.	8,000	7,860
Swire Pacific Ltd., Class A	39,000	334,294
Swire Properties Ltd.	8,000	21,706
United Energy Group Ltd.(2)	1,056,000	74,361
United Laboratories International Holdings Ltd.	284,000	560,356
WH Group Ltd.	1,213,000	1,303,490
Wharf Real Estate Investment Co. Ltd.	148,000	432,292
Xinyi Glass Holdings Ltd.(2)	331,251	363,558
Yue Yuen Industrial Holdings Ltd.	123,500	218,309
		14,412,813
Ireland — 0.3%
AIB Group PLC	116,664	947,880
Bank of Ireland Group PLC	111,537	1,649,725
Dalata Hotel Group PLC	25,316	188,770
Kingspan Group PLC	513	39,579
		2,825,954
Israel — 1.0%
Bank Hapoalim BM	65,950	1,288,914
Bank Leumi Le-Israel BM	88,207	1,695,078
Bezeq The Israeli Telecommunication Corp. Ltd.	312,767	575,125
Delek Group Ltd.	761	167,909
First International Bank Of Israel Ltd.	7,539	534,564
Harel Insurance Investments & Financial Services Ltd.	19,255	641,089
Israel Corp. Ltd.	87	28,177
Israel Discount Bank Ltd., A Shares	127,139	1,259,520
Mizrahi Tefahot Bank Ltd.	12,899	842,393
Phoenix Financial Ltd.	31,639	1,118,770
		8,151,539
Italy — 3.7%
Banca Mediolanum SpA	59,401	1,201,538
Brunello Cucinelli SpA	1,454	168,189
Eni SpA, ADR	166,189	5,944,581
Ferrari NV	247	117,544
Fincantieri SpA(1)	21,786	519,297
FinecoBank Banca Fineco SpA	164,690	3,615,247
Intesa Sanpaolo SpA	873,671	5,500,239
Iveco Group NV	112,300	2,414,661
Saipem SpA(2)	554,911	1,559,301
Stellantis NV	14,654	140,316
Tenaris SA, ADR	162	5,863
UniCredit SpA	126,067	9,750,616
		30,937,392
Japan — 19.1%
Aeon Co. Ltd.	241,365	2,928,011
AGC, Inc.	37,300	1,169,625
Air Water, Inc.	39,500	686,723
Aisin Corp.	85,700	1,410,320
Amada Co. Ltd.	55,600	706,520

Schedule of Investments - Avantis International Large Cap Value ETF

	Shares	Value
ANA Holdings, Inc.	27,400	$552,416
Asahi Kasei Corp.	191,400	1,561,934
Astellas Pharma, Inc.	164,100	1,801,436
BIPROGY, Inc.	13,900	598,573
Bridgestone Corp.	39,600	1,788,947
Brother Industries Ltd.	44,900	756,601
Calbee, Inc.	300	5,453
Canon Marketing Japan, Inc.	13,000	503,942
Central Japan Railway Co.	63,100	1,678,342
Coca-Cola Bottlers Japan Holdings, Inc.	200	3,502
Credit Saison Co. Ltd.	300	7,618
Daicel Corp.	29,400	270,582
Daido Steel Co. Ltd.	9,300	79,566
Dai-ichi Life Holdings, Inc.	375,300	3,079,550
Daito Trust Construction Co. Ltd.	4,900	521,418
Denso Corp.	11,700	167,656
Dexerials Corp.	7,600	102,326
DMG Mori Co. Ltd.	300	6,239
East Japan Railway Co.	113,000	2,772,507
Ebara Corp.	59,600	1,225,514
Electric Power Development Co. Ltd.	37,400	713,033
ENEOS Holdings, Inc.	330,000	1,954,060
EXEO Group, Inc.	30,400	448,457
Fujikura Ltd.	22,600	1,917,358
Fukuoka Financial Group, Inc.	27,600	827,010
Furukawa Electric Co. Ltd.	16,200	1,009,828
GMO Payment Gateway, Inc.	300	17,175
Gunma Bank Ltd.	60,500	632,282
Hachijuni Bank Ltd.	68,200	664,229
Hakuhodo DY Holdings, Inc.	2,000	16,031
Hitachi Construction Machinery Co. Ltd.	22,400	688,628
Hitachi Ltd.	197,700	5,326,712
Honda Motor Co. Ltd., ADR(2)	102,486	3,423,032
Horiba Ltd.	8,200	608,868
Idemitsu Kosan Co. Ltd.	115,600	766,920
IHI Corp.	24,300	2,525,305
Inpex Corp.	127,400	2,164,801
Internet Initiative Japan, Inc.	21,700	408,328
Isuzu Motors Ltd.	90,500	1,185,425
Iyogin Holdings, Inc.	35,800	494,229
J Front Retailing Co. Ltd.	62,400	966,117
Japan Airlines Co. Ltd.	28,200	599,687
Japan Airport Terminal Co. Ltd.	12,000	411,266
Japan Petroleum Exploration Co. Ltd.	1,000	8,203
Japan Post Holdings Co. Ltd.	8,000	81,635
JFE Holdings, Inc.(2)	110,200	1,369,982
JTEKT Corp.	38,900	380,018
Kandenko Co. Ltd.	22,700	611,773
Kawasaki Heavy Industries Ltd.	29,800	1,802,578
KDDI Corp.	223,700	3,866,277
Keihan Holdings Co. Ltd.	14,500	316,393
Kintetsu Group Holdings Co. Ltd.	2,400	48,151
Kobe Steel Ltd.	58,100	712,994

Schedule of Investments - Avantis International Large Cap Value ETF

	Shares	Value
Koito Manufacturing Co. Ltd.	200	$2,845
Komatsu Ltd.	36,200	1,225,527
Kubota Corp.	85,300	986,243
Kuraray Co. Ltd.	61,000	726,798
Kurita Water Industries Ltd.	21,100	714,020
Kyushu Railway Co.	200	5,524
Lixil Corp.	54,400	707,715
Marui Group Co. Ltd.	32,500	698,559
Mazda Motor Corp.	115,100	767,930
Medipal Holdings Corp.	18,600	329,562
MEIJI Holdings Co. Ltd.	900	18,720
Mercari, Inc.(1)(2)	17,800	299,939
MISUMI Group, Inc.	8,300	125,882
Mitsubishi Chemical Group Corp.	188,000	1,068,275
Mitsubishi Gas Chemical Co., Inc.	27,800	501,574
Mitsubishi Motors Corp.(2)	122,600	333,969
Mitsui Chemicals, Inc.	24,600	602,341
Miura Co. Ltd.	11,100	212,474
Modec, Inc.	15,000	801,985
MS&AD Insurance Group Holdings, Inc.	101,100	2,351,773
Nagase & Co. Ltd.	400	8,552
Nagoya Railroad Co. Ltd.	17,900	204,410
NGK Insulators Ltd.	47,600	751,312
NH Foods Ltd.	8,100	306,063
NHK Spring Co. Ltd.	42,900	536,131
Nichirei Corp.	29,600	341,415
NIDEC Corp.(2)	3,000	64,747
Nifco, Inc.	9,600	275,588
NIPPON EXPRESS HOLDINGS, Inc.	50,000	1,093,850
Nippon Steel Corp.	100,100	2,108,404
Nippon Yusen KK	1,000	36,047
Nissan Chemical Corp.	20,700	730,232
Nissan Motor Co. Ltd.(1)(2)	293,500	658,254
Nisshin Seifun Group, Inc.	3,700	44,989
Niterra Co. Ltd.	27,100	965,314
Nitto Denko Corp.	83,800	1,886,223
NOF Corp.	40,900	759,671
NOK Corp.	900	15,664
NTT, Inc.	1,935,600	2,047,235
Oji Holdings Corp.	144,400	795,768
Open House Group Co. Ltd.	14,900	761,419
ORIX Corp., ADR	72,616	1,882,207
PAL GROUP Holdings Co. Ltd.	10,900	382,373
Panasonic Holdings Corp.	44,700	452,466
Park24 Co. Ltd.	600	8,230
Persol Holdings Co. Ltd.	293,700	547,751
Resonac Holdings Corp.	28,800	748,502
Resorttrust, Inc.	15,300	195,377
Ricoh Co. Ltd.	48,900	432,228
Round One Corp.	10,000	102,033
Sankyo Co. Ltd.	13,200	265,709
Sankyu, Inc.	8,200	455,592
Santen Pharmaceutical Co. Ltd.	10,700	113,369

Schedule of Investments - Avantis International Large Cap Value ETF

	Shares	Value
SBI Holdings, Inc.	44,500	$2,090,867
SCREEN Holdings Co. Ltd.	5,400	408,193
Seibu Holdings, Inc.	2,300	83,456
Seiko Epson Corp.	22,300	283,577
Seven Bank Ltd.	66,400	130,705
SG Holdings Co. Ltd.(2)	55,900	601,858
Sharp Corp.(1)	300	1,797
SKY Perfect JSAT Holdings, Inc.	1,000	9,485
Socionext, Inc.(2)	42,300	801,627
SoftBank Group Corp.	35,200	3,779,919
Sony Group Corp., ADR(2)	349,970	9,631,174
Stanley Electric Co. Ltd.	16,200	328,109
Subaru Corp.	74,700	1,465,342
Sugi Holdings Co. Ltd.	18,500	467,608
Sumitomo Bakelite Co. Ltd.	16,800	562,191
Sumitomo Chemical Co. Ltd.	295,300	885,788
Sumitomo Electric Industries Ltd.	83,700	2,344,350
Sumitomo Mitsui Financial Group, Inc., ADR	242,744	3,985,856
Sumitomo Mitsui Trust Group, Inc.	68,400	1,946,594
Sumitomo Rubber Industries Ltd.	49,700	580,669
Suzuki Motor Corp.	190,900	2,526,134
Taiheiyo Cement Corp.	27,700	749,214
Taiyo Yuden Co. Ltd.	1,000	20,271
Takashimaya Co. Ltd.	47,700	420,216
TDK Corp.	182,300	2,354,086
Tobu Railway Co. Ltd.	1,500	27,226
Toho Holdings Co. Ltd.(2)	400	14,779
Tokio Marine Holdings, Inc.	143,600	6,158,708
Tokyo Metro Co. Ltd.(2)	13,000	150,913
Tokyo Tatemono Co. Ltd.	32,600	612,799
Tokyu Corp.	2,000	25,244
Tokyu Fudosan Holdings Corp.	111,000	890,383
Tomy Co. Ltd.	200	4,570
Toray Industries, Inc.	2,500	16,701
Tosoh Corp.	48,200	759,845
Toyo Seikan Group Holdings Ltd.	24,700	600,189
Toyo Tire Corp.	28,900	734,229
Toyoda Gosei Co. Ltd.	9,700	234,825
Toyota Boshoku Corp.	18,800	306,636
Toyota Motor Corp., ADR(2)	49,927	9,714,296
Toyota Tsusho Corp.	57,400	1,527,723
Unicharm Corp.	87,200	581,909
Welcia Holdings Co. Ltd.	24,900	438,295
West Japan Railway Co.	62,800	1,403,608
Yamada Holdings Co. Ltd.	68,200	215,051
Yamaha Motor Co. Ltd.	148,900	1,079,104
Yaoko Co. Ltd.	4,600	286,404
Yokogawa Electric Corp.	33,700	983,720
Yokohama Rubber Co. Ltd.	27,400	1,008,197
Zensho Holdings Co. Ltd.(2)	7,000	441,598
		158,486,924
Netherlands — 3.1%
ABN AMRO Bank NV, CVA	54,236	1,564,364

Schedule of Investments - Avantis International Large Cap Value ETF

	Shares	Value
AerCap Holdings NV	19,846	$2,450,981
Akzo Nobel NV	19,674	1,359,960
ASM International NV	2,781	1,335,353
ASML Holding NV, NY Shares	8,080	6,000,370
ASR Nederland NV	20,757	1,440,072
Coca-Cola Europacific Partners PLC	601	53,405
Heineken NV	72	5,840
ING Groep NV, ADR	151,017	3,598,735
InPost SA(1)	16,175	235,108
Koninklijke Ahold Delhaize NV	60,418	2,421,118
Koninklijke KPN NV	503,980	2,405,071
NN Group NV	38,036	2,618,097
OCI NV(1)	2,227	12,725
Wolters Kluwer NV	138	17,384
		25,518,583
New Zealand — 0.2%
Air New Zealand Ltd.	50,725	17,656
Auckland International Airport Ltd.	257	1,145
Chorus Ltd.(2)	22,363	129,512
Fisher & Paykel Healthcare Corp. Ltd.	24,583	530,399
Fletcher Building Ltd.(1)	161,502	300,091
Meridian Energy Ltd.	78,690	264,931
Ryman Healthcare Ltd.(1)(2)	48,565	68,317
Spark New Zealand Ltd.	89,942	136,834
		1,448,885
Norway — 0.7%
Aker Solutions ASA	496	1,537
BW LPG Ltd.	17,496	273,079
DNB Bank ASA	345	9,090
DOF Group ASA	609	5,941
Equinor ASA, ADR	59,557	1,465,698
Frontline PLC(2)	434	9,071
Kongsberg Gruppen ASA	16,231	484,759
Norsk Hydro ASA	94,930	615,316
Stolt-Nielsen Ltd.	298	9,687
Storebrand ASA	67,877	1,044,414
Subsea 7 SA	30,414	636,152
TGS ASA	2,682	20,505
Vend Marketplaces ASA, B Shares	30	1,096
Wallenius Wilhelmsen ASA	25,170	235,545
Yara International ASA	27,680	1,007,655
		5,819,545
Portugal — 0.1%
Banco Comercial Portugues SA, R Shares	630,359	533,967
Galp Energia SGPS SA	30,565	594,114
NOS SGPS SA	54	247
		1,128,328
Singapore — 1.4%
ComfortDelGro Corp. Ltd.	408,300	461,287
DBS Group Holdings Ltd.	100,950	3,973,683
Golden Agri-Resources Ltd.	37,500	8,192
Hafnia Ltd.	63,879	390,649
Jardine Cycle & Carriage Ltd.(2)	5,700	125,560

Schedule of Investments - Avantis International Large Cap Value ETF

	Shares	Value
Keppel Ltd.	200,200	$1,364,366
Oversea-Chinese Banking Corp. Ltd.	11,700	152,562
Singapore Airlines Ltd.(2)	142,700	731,664
United Overseas Bank Ltd.	106,600	2,919,417
Venture Corp. Ltd.	21,800	230,705
Wilmar International Ltd.	32,600	74,923
Yangzijiang Shipbuilding Holdings Ltd.	694,500	1,573,607
		12,006,615
Spain — 3.4%
Banco Bilbao Vizcaya Argentaria SA, ADR	703,074	12,746,732
Ferrovial SE(2)	92,697	5,069,986
International Consolidated Airlines Group SA	94,207	487,060
Repsol SA	521,266	8,546,729
Telefonica SA, ADR(2)	191,109	1,022,433
		27,872,940
Sweden — 2.0%
AAK AB(2)	1,092	31,428
Avanza Bank Holding AB	21,531	813,750
Axfood AB(2)	12,630	398,384
Boliden AB(1)	34,764	1,198,244
Electrolux AB, B Shares(1)(2)	42,920	255,005
Elekta AB, B Shares	1,732	8,612
Embracer Group AB(1)(2)	26,549	237,393
Epiroc AB, A Shares(2)	1,169	24,430
Epiroc AB, B Shares(2)	686	12,767
Essity AB, B Shares	33,484	905,300
H & M Hennes & Mauritz AB, B Shares(2)	47,024	691,053
Husqvarna AB, B Shares	68,437	388,468
Loomis AB	13,092	580,463
Nordnet AB publ	21,726	632,531
Paradox Interactive AB	4,076	74,611
Peab AB, Class B	20,402	159,178
Sinch AB(1)	10	31
SKF AB, B Shares(2)	41,158	1,056,794
Spotify Technology SA(1)	7,815	5,328,892
SSAB AB, A Shares	11,156	64,934
SSAB AB, B Shares	12,583	71,413
Svenska Handelsbanken AB, A Shares	1,098	14,129
Swedbank AB, A Shares	39,353	1,107,506
Telefonaktiebolaget LM Ericsson, ADR	176,880	1,392,046
Telia Co. AB	262,300	979,221
Trelleborg AB, B Shares(2)	66	2,554
Volvo AB, A Shares	224	6,881
Volvo AB, B Shares	76	2,338
Volvo Car AB, Class B(1)(2)	36,514	76,067
		16,514,423
Switzerland — 7.7%
Accelleron Industries AG	18,008	1,549,605
Amrize Ltd.(1)	3,917	204,331
Banque Cantonale Vaudoise(2)	1,569	182,384
DKSH Holding AG	5,800	426,557
EFG International AG(1)	693	13,776
Emmi AG(2)	128	119,410

Schedule of Investments - Avantis International Large Cap Value ETF

	Shares	Value
Flughafen Zurich AG	5,058	$1,545,437
Geberit AG	245	179,650
Georg Fischer AG(2)	7,626	609,839
Helvetia Holding AG	6,034	1,553,001
Holcim AG(1)	76,585	6,419,249
Julius Baer Group Ltd.	32,500	2,346,688
Kuehne & Nagel International AG	2,620	534,123
Novartis AG, ADR	3,312	419,134
Roche Holding AG	47,023	15,333,173
Roche Holding AG, Bearer Shares	2,142	735,640
SFS Group AG	4,744	652,750
Siegfried Holding AG(1)(2)	160	16,792
Sika AG	1,898	440,443
Stadler Rail AG(2)	3,143	83,656
Sulzer AG	193	36,167
Swatch Group AG	376	13,877
Swiss Life Holding AG	4,034	4,359,370
Swiss Re AG	22,342	4,049,355
Swisscom AG	4,966	3,590,294
Swissquote Group Holding SA	1,898	1,244,649
UBS Group AG	195,734	7,931,142
Vontobel Holding AG	587	44,778
Zurich Insurance Group AG	13,129	9,594,086
		64,229,356
United Kingdom — 15.9%
3i Group PLC	210,682	11,446,084
Aberdeen Group PLC	236,586	622,701
Admiral Group PLC	79,809	3,910,906
Ashtead Group PLC	79,809	5,880,172
AstraZeneca PLC, ADR	1	80
Beazley PLC	139,897	1,480,981
BP PLC, ADR	203,719	7,177,020
BT Group PLC	1,609,483	4,712,227
Burberry Group PLC(1)	59,408	1,031,356
Carnival PLC, ADR(1)	19,921	579,103
Coca-Cola HBC AG(1)	1,834	92,772
easyJet PLC	146,480	971,448
Games Workshop Group PLC	6,951	1,451,166
GSK PLC, ADR(2)	179,521	7,121,598
Hikma Pharmaceuticals PLC	220	5,315
Howden Joinery Group PLC	202,871	2,295,273
HSBC Holdings PLC, ADR(2)	222,184	14,324,203
J Sainsbury PLC	278,329	1,126,257
JD Sports Fashion PLC	767,359	996,058
JET2 PLC	37,879	834,156
Kingfisher PLC	378,704	1,319,066
Legal & General Group PLC	965,884	3,232,708
Lion Finance Group PLC	2,049	203,125
Marks & Spencer Group PLC	904,098	4,222,562
NatWest Group PLC, ADR	77,896	1,087,428
Next PLC	33,594	5,428,711
Reckitt Benckiser Group PLC	109,854	8,213,496
Rightmove PLC	256,749	2,576,490

Schedule of Investments - Avantis International Large Cap Value ETF

	Shares	Value
Rolls-Royce Holdings PLC	541,298	$7,805,699
Shell PLC, ADR	257,340	19,012,279
Softcat PLC	24,714	538,091
St. James's Place PLC	128,844	2,209,367
Standard Chartered PLC	258,982	4,852,695
Tesco PLC	921,262	5,265,975
Wise PLC, Class A(1)	37,296	531,317
		132,557,885
TOTAL COMMON STOCKS (Cost $700,957,975)		827,892,738
SHORT-TERM INVESTMENTS — 2.2%
Money Market Funds — 2.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	903,508	903,508
State Street Navigator Securities Lending Government Money Market Portfolio(3)	17,532,251	17,532,251
TOTAL SHORT-TERM INVESTMENTS (Cost $18,435,759)		18,435,759
TOTAL INVESTMENT SECURITIES — 101.8% (Cost $719,393,734)		846,328,497
OTHER ASSETS AND LIABILITIES — (1.8)%		(14,804,047)
TOTAL NET ASSETS — 100.0%		$831,524,450

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	27.0%
Industrials	16.3%
Materials	13.0%
Energy	11.8%
Consumer Discretionary	11.3%
Communication Services	5.8%
Consumer Staples	5.1%
Health Care	4.4%
Information Technology	3.3%
Utilities	1.0%
Real Estate	0.6%
Short-Term Investments	2.2%
Other Assets and Liabilities	(1.8)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $37,996,221. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $39,758,994, which includes securities collateral of $22,226,743.

Schedule of Investments - Avantis International Large Cap Value ETF

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$12,678,423	$42,383,714	—
Denmark	1,589,465	3,278,485	—
France	12,189,299	55,892,837	—
Germany	2,555,532	69,213,784	—
Italy	5,950,444	24,986,948	—
Japan	28,636,565	129,850,359	—
Netherlands	12,103,491	13,415,092	—
Norway	1,474,769	4,344,776	—
Spain	13,769,165	14,103,775	—
Sweden	6,720,938	9,793,485	—
Switzerland	8,350,276	55,879,080	—
United Kingdom	49,301,711	83,256,174	—
Other Countries	—	166,174,151	—
Short-Term Investments	18,435,759	—	—
	$173,755,837	$672,572,660	—

See Notes to Financial Statements.

Schedule of Investments - Avantis International Small Cap Equity ETF
AUGUST 31, 2025

	Shares	Value
COMMON STOCKS — 99.7%
Australia — 9.5%
29Metals Ltd.(1)	23,557	$5,195
Accent Group Ltd.	22,592	20,959
Adairs Ltd.	11,615	20,739
Aeris Resources Ltd.(1)(2)	11,862	1,748
AGL Energy Ltd.	11,987	64,453
Alkane Resources Ltd.(1)(2)	32,610	22,518
Alkane Resources Ltd.(1)	23,787	16,800
Amotiv Ltd.	7,289	46,538
AMP Ltd.	152,913	170,672
Amplitude Energy Ltd.(1)	189,715	31,043
Ansell Ltd.	9,433	209,143
Antipa Minerals Ltd.(1)	37,135	14,999
Appen Ltd.(1)	6,655	3,737
ARB Corp. Ltd.	4,348	113,464
Audinate Group Ltd.(1)	4,671	14,393
Aurelia Metals Ltd.(1)	103,591	14,556
Aurizon Holdings Ltd.	124,296	263,228
Aussie Broadband Ltd.	15,239	51,512
Austal Ltd.(1)	29,170	148,187
Australian Clinical Labs Ltd.	11,103	20,667
Australian Ethical Investment Ltd.	6,964	34,169
Australian Finance Group Ltd.	14,075	25,751
Baby Bunting Group Ltd.(1)	2,869	5,062
Ballard Mining Ltd.(1)	2,081	565
Bank of Queensland Ltd.	45,605	216,588
Bannerman Energy Ltd.(1)	412	769
Bapcor Ltd.	22,694	59,018
Beach Energy Ltd.	108,888	85,330
Bega Cheese Ltd.	17,118	65,159
Bellevue Gold Ltd.(1)	92,913	53,017
Bendigo & Adelaide Bank Ltd.	23,222	202,297
Berkeley Energia Ltd.(1)	32,300	11,168
Black Cat Syndicate Ltd.(1)	46,278	27,217
Boss Energy Ltd.(1)(2)	22,283	28,392
Bravura Solutions Ltd.	21,671	31,714
Breville Group Ltd.(2)	5,754	126,524
Brickworks Ltd.	5,613	131,005
Brightstar Resources Ltd.(1)	15,720	4,148
Capricorn Metals Ltd.(1)	29,128	197,329
Catalyst Metals Ltd.(1)	19,532	93,073
Cettire Ltd.(1)(2)	10,306	2,117
Chalice Mining Ltd.(1)	102	119
Challenger Ltd.	40,597	221,007
Champion Iron Ltd.	26,417	77,554
Civmec Australia Ltd.	14,500	10,982
Clinuvel Pharmaceuticals Ltd.	3,004	20,892
Coast Entertainment Holdings Ltd.(1)(2)	6,184	1,618
Cobram Estate Olives Ltd.	15,640	32,823
Collins Foods Ltd.	7,287	46,272
Core Lithium Ltd.(1)(2)	101,175	7,260

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Coronado Global Resources, Inc.	27,262	$6,493
Credit Corp. Group Ltd.	2,881	30,996
Data#3 Ltd.	9,927	59,633
Deep Yellow Ltd.(1)	73,908	87,335
Delta Lithium Ltd.(1)	23,437	2,757
Deterra Royalties Ltd.	4,122	11,280
Develop Global Ltd.(1)	16,126	40,805
DGL Group Ltd.(1)	2,187	629
Dicker Data Ltd.(2)	6,099	36,380
Domino's Pizza Enterprises Ltd.	4,402	43,346
Downer EDI Ltd.	42,992	202,859
Dyno Nobel Ltd.	106,585	212,232
Elders Ltd.	12,045	58,560
Electro Optic Systems Holdings Ltd.(1)(2)	10,350	39,180
Emerald Resources NL(1)	37,898	94,573
EML Payments Ltd.(1)	26,431	19,516
EQT Holdings Ltd.	1,290	24,828
EVT Ltd.	7,343	67,244
FireFly Metals Ltd.(1)	30,364	24,619
FleetPartners Group Ltd.(1)	13,600	25,074
Flight Centre Travel Group Ltd.(2)	7,379	62,734
G8 Education Ltd.	645	358
Genesis Minerals Ltd.(1)	79,114	236,674
Gold Road Resources Ltd.	86,109	189,802
GrainCorp Ltd., A Shares	14,401	75,186
Grange Resources Ltd.	21,519	2,816
GWA Group Ltd.	7,782	12,823
Hansen Technologies Ltd.	11,801	45,954
Harvey Norman Holdings Ltd.	25,016	112,552
Healius Ltd.	41,755	23,432
Helia Group Ltd.	20,311	73,639
Helloworld Travel Ltd.	4,101	5,090
IDP Education Ltd.	11,100	40,696
IGO Ltd.	39,998	136,167
Iluka Resources Ltd.	23,654	97,630
Imdex Ltd.	32,405	63,899
Immutep Ltd.(1)	23,299	3,574
Inghams Group Ltd.	25,816	45,724
ioneer Ltd.(1)(2)	81,771	6,107
IPH Ltd.	15,740	46,954
IRESS Ltd.	11,462	65,248
Johns Lyng Group Ltd.	12,703	32,341
Judo Capital Holdings Ltd.(1)	47,807	53,139
Jumbo Interactive Ltd.	3,212	25,637
Jupiter Mines Ltd.	90,563	13,939
Karoon Energy Ltd.	62,184	71,464
Kelly Partners Group Holdings Ltd.(1)	1,380	9,561
Kelsian Group Ltd.	11,916	38,738
Kingsgate Consolidated Ltd.(1)	16,372	30,794
Kogan.com Ltd.	5,108	13,449
Lendlease Corp. Ltd.	41,908	151,804
Lifestyle Communities Ltd.(2)	6,399	23,717
Lindian Resources Ltd.(1)	27,459	4,938

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Lindsay Australia Ltd.	10,981	$4,882
Liontown Resources Ltd.(1)(2)	16,535	10,120
Lotus Resources Ltd.(1)(2)	133,601	17,406
Lovisa Holdings Ltd.	4,258	119,688
Maas Group Holdings Ltd.	9,908	28,959
MAC Copper Ltd.(1)	1,484	17,924
Macquarie Technology Group Ltd.(1)	850	33,896
Magellan Financial Group Ltd.	11,952	79,633
Mayne Pharma Group Ltd.(1)	3,199	10,815
McMillan Shakespeare Ltd.	3,534	45,224
Meeka Metals Ltd.(1)	16,862	1,605
Megaport Ltd.(1)	12,721	136,200
Metals X Ltd.(1)	13,256	5,532
Metcash Ltd.	56,765	155,774
Metro Mining Ltd.(1)	229,540	11,409
Mineral Resources Ltd.(1)	10,131	245,921
Monadelphous Group Ltd.	6,591	92,308
Mount Gibson Iron Ltd.(1)	13,585	3,421
Myer Holdings Ltd.	57,502	24,969
MyState Ltd.	1,660	4,653
Nanosonics Ltd.(1)	15,539	45,491
Neuren Pharmaceuticals Ltd.(1)	2,126	26,311
New Hope Corp. Ltd.	35,129	101,553
nib holdings Ltd.	35,333	177,223
Nick Scali Ltd.(2)	5,390	85,460
Nickel Industries Ltd.	95,401	43,500
Nine Entertainment Co. Holdings Ltd.	92,545	100,834
Novonix Ltd.(1)(2)	19,525	7,239
NRW Holdings Ltd.	30,689	76,829
Nufarm Ltd.(1)	21,795	34,537
Nuix Ltd.(1)	12,724	22,021
Objective Corp. Ltd.	1,660	22,733
OFX Group Ltd.(1)	9,408	4,980
Omni Bridgeway Ltd.(1)	6,045	6,383
oOh!media Ltd.	46,611	51,162
Ora Banda Mining Ltd.(1)(2)	96,325	54,103
Orora Ltd.	77,350	105,011
Paladin Energy Ltd.(1)(2)	1,712	8,751
Paladin Energy Ltd.(1)(2)	1,538	7,772
Pantoro Gold Ltd.(1)	26,763	82,086
Perenti Ltd.	61,025	94,204
Perpetual Ltd.	6,556	92,991
Perseus Mining Ltd.	102,368	256,560
PEXA Group Ltd.(1)	8,656	86,641
Pilbara Minerals Ltd.(1)(2)	109,981	175,672
Platinum Asset Management Ltd.	27,315	14,298
Praemium Ltd.	27,858	14,541
Premier Investments Ltd.	5,364	78,153
PWR Holdings Ltd.(2)	5,209	26,514
Ramelius Resources Ltd.	106,832	224,530
Redox Ltd.	11,313	18,014
Regal Partners Ltd.	7,318	12,851
Regis Resources Ltd.(1)	59,344	178,754

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Reliance Worldwide Corp. Ltd.	42,588	$116,319
Renascor Resources Ltd.(1)(2)	53,258	2,443
Resolute Mining Ltd.(1)	154,128	65,709
Ricegrowers Ltd.	3,925	41,030
Ridley Corp. Ltd.(2)	19,611	39,753
RPMGlobal Holdings Ltd.(1)	10,179	25,114
Sandfire Resources Ltd.(1)	31,537	258,077
Sayona Mining Ltd.(1)(2)	719,596	12,183
Select Harvests Ltd.(1)	10,504	26,383
Service Stream Ltd.	41,950	56,994
Silex Systems Ltd.(1)(2)	12,426	33,573
Silver Mines Ltd.(1)	7,535	593
Sims Ltd.	11,252	104,438
SiteMinder Ltd.(1)	13,491	60,765
SmartGroup Corp. Ltd.	8,352	49,307
Southern Cross Electrical Engineering Ltd.	16,552	21,194
SRG Global Ltd.	33,786	43,353
St Barbara Ltd.(1)	5,668	1,310
Stanmore Resources Ltd.	22,756	27,703
Star Entertainment Group Ltd.(1)(2)	135,780	9,311
Strandline Resources Ltd.(1)	970	6
Strike Energy Ltd.(1)	138,593	10,409
Super Retail Group Ltd.	9,076	111,428
Superloop Ltd.(1)	20,383	38,367
Syrah Resources Ltd.(1)(2)	69,070	13,552
Tasmea Ltd.	6,834	18,110
Telix Pharmaceuticals Ltd.(1)	27	257
Temple & Webster Group Ltd.(1)	3,364	52,383
Terracom Ltd.(2)	14,208	679
Tuas Ltd.(1)	12,187	62,318
Tyro Payments Ltd.(1)	33,489	27,068
Universal Store Holdings Ltd.	3,826	21,863
Vault Minerals Ltd.(1)	469,825	166,728
Ventia Services Group Pty. Ltd.	51,466	182,852
Viva Energy Group Ltd.(2)	78,030	109,947
Vulcan Energy Resources Ltd.(1)(2)	8,782	23,756
WEB Travel Group Ltd.(1)	6,291	18,111
Webjet Group Ltd.(1)	7,183	4,243
West African Resources Ltd.(1)	86,850	172,790
Westgold Resources Ltd.(1)	25,996	59,254
Whitehaven Coal Ltd.	60,162	259,586
Wildcat Resources Ltd.(1)	34,113	3,896
Zip Co. Ltd.(1)	81,810	225,467
		11,945,072
Austria — 1.0%
AT&S Austria Technologie & Systemtechnik AG(1)	5,755	137,132
CA Immobilien Anlagen AG	6,745	185,110
DO & Co. AG	1,401	372,334
Lenzing AG(1)	3,551	109,970
Oesterreichische Post AG	6,445	217,067
Palfinger AG	2,798	120,849
Porr AG	3,487	121,016
SBO AG	1,354	43,266

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Semperit AG Holding	311	$4,878
Zumtobel Group AG(1)	2,050	10,314
		1,321,936
Belgium — 1.4%
AGFA-Gevaert NV(1)	1,801	2,256
Barco NV	10,448	171,413
Bekaert SA	4,155	186,715
bpost SA(1)	7,397	18,489
EVS Broadcast Equipment SA	1,466	59,720
Galapagos NV, ADR(1)(2)	2,870	90,233
Kinepolis Group NV(2)	1,657	66,131
Melexis NV	2,377	188,190
Ontex Group NV(1)(2)	10,977	83,678
Proximus SADP	14,578	126,369
Solvay SA	6,266	205,809
Tessenderlo Group SA(2)	1,617	49,308
Umicore SA	18,497	288,683
VGP NV(2)	1,560	178,109
		1,715,103
Canada — 9.7%
Acadian Timber Corp.	223	2,887
ADENTRA, Inc.	600	15,016
Advantage Energy Ltd.(1)	7,199	58,238
Aecon Group, Inc.	2,869	42,638
AGF Management Ltd., Class B	2,822	25,192
Air Canada(1)	7,780	110,467
Alamos Gold, Inc., Class A	13,232	403,121
Algoma Steel Group, Inc.	3,587	17,447
Algonquin Power & Utilities Corp.	31,945	185,155
Allied Gold Corp.(1)	2,981	41,784
Altius Minerals Corp.	1,422	31,042
Altus Group Ltd.	2,089	93,715
Americas Gold & Silver Corp.(1)	7,760	20,907
Andean Precious Metals Corp.(1)	2,235	9,488
Andlauer Healthcare Group, Inc.	643	24,960
Aris Mining Corp.(1)	8,014	69,733
Aritzia, Inc.(1)	3,535	211,634
Arizona Metals Corp.(1)	218	124
Atco Ltd., Class I	3,314	121,354
Athabasca Oil Corp.(1)	23,064	101,100
Atrium Mortgage Investment Corp.	1,422	12,011
AutoCanada, Inc.(1)	1,005	24,339
Avino Silver & Gold Mines Ltd.(1)(2)	5,279	23,486
B2Gold Corp.	63,141	260,683
Badger Infrastructure Solutions Ltd.	1,622	68,064
Ballard Power Systems, Inc.(1)(2)	6,664	13,344
Baytex Energy Corp.	27,438	60,936
Birchcliff Energy Ltd.	12,001	55,140
Bird Construction, Inc.	2,443	40,220
Bitfarms Ltd.(1)(2)	7,913	10,544
Black Diamond Group Ltd.	2,388	20,118
Boralex, Inc., A Shares	3,500	73,601
Boston Pizza Royalties Income Fund	393	6,184

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Boyd Group Services, Inc.	825	$135,451
BRP, Inc.	1,322	83,198
Canada Goose Holdings, Inc.(1)	1,982	25,689
Canfor Corp.(1)	1,422	13,481
Capital Power Corp.	5,758	240,114
Capstone Copper Corp.(1)	22,289	159,375
Cardinal Energy Ltd.	5,653	30,007
Cargojet, Inc.	288	21,147
Cascades, Inc.	2,869	20,535
Centerra Gold, Inc.	7,199	58,762
CES Energy Solutions Corp.	8,641	52,160
Chorus Aviation, Inc.	496	7,339
Cineplex, Inc.(1)(2)	61	525
Cogeco Communications, Inc.	598	27,990
Cogeco, Inc.	188	8,252
Computer Modelling Group Ltd.	2,869	12,994
Defi Technologies, Inc.(1)(2)	16,059	32,741
Definity Financial Corp.	2,686	138,842
Docebo, Inc.(1)	866	26,982
Doman Building Materials Group Ltd.	895	6,360
DREAM Unlimited Corp., Class A	1,422	21,878
Dundee Precious Metals, Inc.	7,208	133,626
Dynacor Group, Inc.	949	3,234
ECN Capital Corp.	158	336
Eldorado Gold Corp.(1)	9,128	226,314
Endeavour Silver Corp.(1)(2)	10,908	68,148
Enerflex Ltd.	6,311	63,599
Enghouse Systems Ltd.	1,422	23,680
Ensign Energy Services, Inc.(1)(2)	2,869	4,638
EQB, Inc.	1,422	93,654
Equinox Gold Corp.(1)(2)	27,811	243,208
ERO Copper Corp.(1)	4,331	62,189
Exchange Income Corp.	1,071	55,977
Extendicare, Inc.	2,143	20,317
Fiera Capital Corp.	3,868	18,955
Finning International, Inc.	6,516	270,158
Firm Capital Mortgage Investment Corp.	1,616	14,167
First Majestic Silver Corp.	11,538	105,605
First National Financial Corp.	14	492
Fortuna Mining Corp.(1)	14,490	111,733
Freehold Royalties Ltd.	5,929	57,764
Frontera Energy Corp.	1,222	5,419
G Mining Ventures Corp.(1)	3,800	56,972
Galiano Gold, Inc.(1)	6,465	13,981
Gibson Energy, Inc.	6,473	122,687
goeasy Ltd.	500	77,562
GoGold Resources, Inc.(1)	14,260	25,232
Hammond Power Solutions, Inc.	168	14,474
Headwater Exploration, Inc.(2)	9,884	49,012
Hudbay Minerals, Inc.	17,076	204,909
Hut 8 Corp.(1)	1,715	45,817
IAMGOLD Corp.(1)	24,622	229,304
Interfor Corp.(1)	2,172	20,022

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
International Petroleum Corp.(1)	3,587	$66,576
Journey Energy, Inc.(1)	1,422	3,044
K92 Mining, Inc.(1)	11,280	127,227
K-Bro Linen, Inc.	500	13,256
Kelt Exploration Ltd.(1)(2)	7,199	35,226
Labrador Iron Ore Royalty Corp.	2,475	48,406
Laurentian Bank of Canada	1,922	42,685
Leon's Furniture Ltd.	1,040	22,612
Lightspeed Commerce, Inc.(1)	1,468	18,150
Linamar Corp.	1,633	89,156
Lithium Americas Corp.(1)	7,072	21,164
Lithium Argentina AG(1)(2)	2,143	7,318
Lotus Creek Exploration, Inc.(1)	431	436
Lundin Gold, Inc.	4,308	264,907
Magellan Aerospace Corp.	670	7,776
Major Drilling Group International, Inc.(1)(2)	3,322	23,415
Maple Leaf Foods, Inc.	2,869	75,457
Martinrea International, Inc.	2,869	21,663
Mattr Corp.(1)	2,869	23,961
MCAN Mortgage Corp.	1,401	22,351
MDA Space Ltd.(1)	6,263	202,527
Medical Facilities Corp.	910	9,674
MEG Energy Corp.	11,082	227,958
Meren Energy, Inc.	18,753	24,306
Methanex Corp.	2,518	89,437
Mullen Group Ltd.	3,669	36,787
Neo Performance Materials, Inc.	1,422	18,192
New Gold, Inc.(1)	40,591	239,405
New Pacific Metals Corp.(1)	2,143	3,761
NexGen Energy Ltd.(1)(2)	15,516	122,130
North American Construction Group Ltd.	1,422	19,435
North West Co., Inc.	2,042	75,028
Northern Dynasty Minerals Ltd.(1)(2)	25,290	23,203
Northland Power, Inc.	12,686	205,529
NuVista Energy Ltd.(1)	6,473	68,814
Obsidian Energy Ltd.(1)(2)	2,869	17,694
OceanaGold Corp.	11,853	216,631
Onex Corp.	2,570	219,882
Orezone Gold Corp.(1)(2)	17,900	14,859
Orla Mining Ltd.(1)(2)	11,284	124,561
Paramount Resources Ltd., A Shares	3,874	57,602
Parex Resources, Inc.	3,844	48,423
Parkland Corp.	4,308	121,898
Pason Systems, Inc.	2,781	23,793
Pet Valu Holdings Ltd.	2,652	75,311
PetroTal Corp.	28,841	14,280
Peyto Exploration & Development Corp.	9,091	123,720
PHX Energy Services Corp.	2,143	12,124
Pine Cliff Energy Ltd.	8,641	3,712
Pizza Pizza Royalty Corp.	1,422	16,567
PrairieSky Royalty Ltd.	4,392	76,976
Precision Drilling Corp.(1)(2)	696	40,290
Premium Brands Holdings Corp.	1,614	111,012

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Propel Holdings, Inc.	52	$1,220
Quebecor, Inc., Class B	1,792	54,451
Quipt Home Medical Corp.(1)	696	1,824
Real Matters, Inc.(1)(2)	2,869	13,391
Richelieu Hardware Ltd.	2,048	54,535
Rogers Sugar, Inc.	2,869	13,245
Russel Metals, Inc.	2,422	73,365
Sandstorm Gold Ltd.	12,810	143,085
Saturn Oil & Gas, Inc.(1)	5,035	9,276
Savaria Corp.	25	379
Seabridge Gold, Inc.(1)(2)	1,410	24,620
Secure Waste Infrastructure Corp.	9,364	111,753
Silvercorp Metals, Inc.(2)	10,559	51,052
South Bow Corp.	6,710	185,956
Spartan Delta Corp.(1)(2)	8,003	28,437
Spin Master Corp., VTG Shares	1,201	19,773
Sprott, Inc.	1,085	71,491
SSR Mining, Inc.(1)	10,005	193,055
Stella-Jones, Inc.	1,900	108,216
StorageVault Canada, Inc.	8,681	30,215
Strathcona Resources Ltd.	60	1,668
SunOpta, Inc.(1)(2)	2,543	15,887
Superior Plus Corp.	9,994	52,832
Surge Energy, Inc.	3,587	18,100
Talon Metals Corp.(1)	48,566	14,145
Tamarack Valley Energy Ltd.	20,982	82,348
Taseko Mines Ltd.(1)	14,880	48,540
TerraVest Industries, Inc.	665	69,810
Timbercreek Financial Corp.	3,615	20,374
Topaz Energy Corp.	1,155	21,067
Torex Gold Resources, Inc.(1)	4,209	140,397
Total Energy Services, Inc.	1,422	13,802
TransAlta Corp.	12,256	150,551
Transcontinental, Inc., Class A	2,143	31,770
Trican Well Service Ltd.	7,199	31,242
Trilogy Metals, Inc.(1)	5,910	9,984
Triple Flag Precious Metals Corp.	2,565	70,151
Trisura Group Ltd.(1)	696	20,267
Uranium Royalty Corp.(1)	306	963
Valeura Energy, Inc.(1)	5,034	29,471
Vermilion Energy, Inc.	5,399	40,767
Wajax Corp.	1,422	24,643
Wesdome Gold Mines Ltd.(1)	5,839	77,507
West Fraser Timber Co. Ltd.	1,600	116,550
Westshore Terminals Investment Corp.(2)	1,522	28,526
Whitecap Resources, Inc.	52,032	391,751
Winpak Ltd.(2)	1,422	43,301
		12,197,739
Denmark — 1.7%
ALK-Abello AS(1)	288	9,092
Alm Brand AS	53,063	148,040
Bavarian Nordic AS(1)	2,738	101,494
cBrain AS	471	13,804

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Chemometec AS	907	$74,061
D/S Norden AS	933	33,318
Dfds AS(1)	1,462	22,907
FLSmidth & Co. AS	2,091	142,861
GN Store Nord AS(1)	3,845	69,635
Green Hydrogen Systems AS(1)	1,379	89
H&H International AS, B Shares(1)	644	9,762
Harboes Bryggeri AS, Class B	60	1,248
ISS AS	6,439	188,315
Netcompany Group AS(1)	2,139	81,554
Nilfisk Holding AS(1)	529	8,905
NKT AS(1)	3,422	325,957
NTG Nordic Transport Group AS(1)	616	17,734
Per Aarsleff Holding AS	1,202	117,849
Ringkjoebing Landbobank AS	818	184,839
Royal Unibrew AS	2,760	213,297
Schouw & Co. AS	569	52,792
Skjern Bank	96	3,688
Solar AS, B Shares	219	7,448
SP Group AS	474	20,225
Sparekassen Sjaelland-Fyn AS	555	28,621
Sydbank AS	3,198	243,155
TORM PLC, Class A	2,564	55,019
		2,175,709
Finland — 1.0%
Anora Group OYJ	2,434	9,333
Citycon OYJ(2)	8,196	34,551
Endomines Finland OYJ(1)	391	12,927
Finnair OYJ(1)(2)	8,801	32,349
F-Secure OYJ	5,759	11,161
Harvia OYJ(2)	1,109	49,883
Incap OYJ(1)	856	10,182
Kalmar OYJ, B Shares	3,347	154,063
Kemira OYJ	7,670	177,320
Kojamo OYJ(1)	3,535	43,326
Mandatum OYJ	21,355	146,788
Marimekko OYJ	2,434	34,141
Metsa Board OYJ, Class B(2)	5,535	20,312
Nokian Renkaat OYJ	8,847	83,243
Outokumpu OYJ	31,265	128,633
Puuilo OYJ	7,043	109,857
QT Group OYJ(1)(2)	1,390	76,606
Raisio OYJ, V Shares	3,659	10,712
Revenio Group OYJ	1,149	32,080
TietoEVRY OYJ(2)	1,641	30,652
Tokmanni Group Corp.(2)	3,275	35,498
WithSecure OYJ(1)	5,914	11,725
YIT OYJ(1)	9,289	35,182
		1,290,524
France — 3.0%
Alten SA	1,842	142,235
Antin Infrastructure Partners SA	2,263	30,190
Aperam SA	3,411	103,557

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Aramis Group SAS(1)	1,837	$11,822
Assystem SA	392	20,601
Atos SE(1)	174	8,901
Beneteau SACA	2,975	29,109
Boiron SA	351	8,670
Carbios SACA(1)	350	4,150
Catana Group(2)	1,325	5,299
Cie des Alpes	1,675	43,415
Clariane SE(1)	20,212	101,345
Coface SA	7,881	148,418
Derichebourg SA	9,244	64,704
Elior Group SA(1)	8,166	23,992
Equasens	389	20,831
Eramet SA(2)	662	39,522
Esso SA Francaise(2)	248	28,256
Etablissements Maurel et Prom SA	6,183	36,799
Euroapi SA(1)	2,087	7,362
Eutelsat Communications SACA(1)(2)	8,980	32,677
Exosens SAS	1,431	65,871
Fnac Darty SA	1,036	35,706
Forvia SE(1)	8,490	113,292
Genfit SA(1)(2)	2,731	11,031
GL Events SACA	158	5,646
ID Logistics Group SACA(1)	227	109,033
Imerys SA	2,720	69,492
IPSOS SA	2,415	100,342
Kaufman & Broad SA	978	32,800
La Francaise De L'energie SACA(1)	253	8,584
Louis Hachette Group	57,063	109,761
Lumibird(1)	879	16,598
Maisons du Monde SA(1)(2)	1,401	3,213
Manitou BF SA	677	14,920
Mersen SA	1,368	38,825
Metropole Television SA	1,931	29,748
Nexans SA	1,328	202,480
Nexity SA(1)(2)	3,501	35,372
Opmobility	4,915	79,268
OVH Groupe SA(1)(2)	2,555	30,479
Pluxee NV	981	19,981
Pullup Entertainment(1)	405	10,748
Quadient SA	662	12,385
Remy Cointreau SA(2)	1,580	96,996
ReWorld Media SA	1,153	2,462
Seche Environnement SACA	131	14,336
SES SA	34,691	242,488
SMCP SA(1)	3,413	25,401
Societe BIC SA	2,011	125,671
SOITEC(1)	485	20,143
Solutions 30 SE(1)	7,114	14,278
STIF SA	213	20,794
Sword Group	479	19,789
Television Francaise 1 SA	3,495	34,506
Trigano SA	774	136,555

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Ubisoft Entertainment SA(1)	6,267	$68,566
Valeo SE	18,788	228,009
Vallourec SACA	17,230	309,326
Valneva SE(1)(2)	8,204	36,831
Vicat SACA	1,443	101,017
Viridien(1)	400	26,163
Vivendi SE(1)	20,370	72,905
Voltalia SA(1)(2)	3,581	28,520
VusionGroup	390	97,889
X-Fab Silicon Foundries SE(1)(2)	4,776	38,954
		3,829,029
Germany — 3.8%
1&1 AG	2,117	50,668
2G Energy AG	521	22,417
7C Solarparken AG(1)	2,009	4,255
Adesso SE	162	16,496
Adtran Networks SE	527	12,950
AIXTRON SE	5,565	81,726
All for One Group SE	124	6,574
AlzChem Group AG	317	53,784
Amadeus Fire AG	252	17,811
Atoss Software SE	489	58,702
Aumann AG	271	3,546
Aurubis AG	1,447	164,283
Basler AG(1)	212	4,167
BayWa AG(1)	27	306
Bechtle AG	1,760	80,001
Befesa SA	1,702	54,677
Bijou Brigitte AG	155	7,146
Bilfinger SE	2,125	220,206
Bitcoin Group SE	247	11,244
Borussia Dortmund GmbH & Co. KGaA	3,961	17,006
BRANICKS Group AG(1)	740	1,696
CANCOM SE	1,236	33,202
Ceconomy AG(1)	7,417	38,630
Cewe Stiftung & Co. KGaA	241	27,129
Clearvise AG	478	923
Datagroup SE	102	7,271
Dermapharm Holding SE	274	10,542
Deutsche Beteiligungs AG	523	15,457
Deutsche Pfandbriefbank AG	6,198	38,338
Deutsche Rohstoff AG	257	12,170
Deutz AG	7,269	75,660
Douglas AG(1)	817	11,634
Draegerwerk AG & Co. KGaA	61	3,959
Draegerwerk AG & Co. KGaA, Preference Shares	268	20,789
Duerr AG	2,133	52,946
Eckert & Ziegler SE	1,719	34,733
Einhell Germany AG, Preference Shares	224	20,567
Elmos Semiconductor SE	211	20,148
ElringKlinger AG	933	5,187
Fielmann Group AG	1,307	79,386
flatexDEGIRO AG	4,751	157,199

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Fraport AG Frankfurt Airport Services Worldwide(1)	1,232	$105,575
Freenet AG	4,571	152,669
Friedrich Vorwerk Group SE	395	33,304
FUCHS SE, Preference Shares	1,953	93,759
GFT Technologies SE	649	13,325
Grand City Properties SA	3,566	45,996
Grenke AG	1,099	21,695
Heidelberger Druckmaschinen AG(1)	15,409	36,295
HelloFresh SE(1)	7,399	65,460
Hornbach Holding AG & Co. KGaA	487	59,276
HUGO BOSS AG	2,151	105,980
Indus Holding AG	833	21,887
Instone Real Estate Group SE	527	5,706
IONOS Group SE(1)	1,026	45,803
Jenoptik AG	2,209	43,968
JOST Werke SE	599	36,718
Jungheinrich AG, Preference Shares	2,417	85,016
K&S AG	9,842	132,993
Kloeckner & Co. SE	2,872	19,802
Koenig & Bauer AG(1)	529	9,542
Kontron AG	1,959	56,022
Krones AG	645	99,200
Lang & Schwarz AG	433	10,393
Lanxess AG	3,826	108,552
LPKF Laser & Electronics SE(1)	902	8,356
MBB SE	93	17,917
Medios AG(1)	130	2,303
Mutares SE & Co. KGaA	739	24,699
Nagarro SE	307	18,905
Nordex SE(1)	7,040	172,264
Norma Group SE	1,583	29,445
Patrizia SE	1,760	15,317
Pentixapharm Holding AG(1)	39	79
Pfeiffer Vacuum Technology AG	143	26,296
Platform Group AG(1)	354	4,059
ProCredit Holding AG	1,232	13,286
ProSiebenSat.1 Media SE(1)	5,069	50,522
Puma SE	3,177	80,068
RENK Group AG	1,889	137,966
SAF-Holland SE	2,336	43,521
Salzgitter AG	1,242	32,393
Schaeffler AG	5,659	39,155
Schott Pharma AG & Co. KGaA	1,796	47,999
Secunet Security Networks AG	94	21,258
SGL Carbon SE(1)	3,123	12,382
Siltronic AG	776	32,233
Sixt SE	661	65,387
Sixt SE, Preference Shares	792	55,231
SMA Solar Technology AG(1)	721	19,140
Steico SE	258	7,431
STO SE & Co. KGaA, Preference Shares	113	16,424
STRATEC SE	174	5,537
Stroeer SE & Co. KGaA	1,368	66,439

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Suedzucker AG	2,905	$34,062
SUSS MicroTec SE	612	18,234
TAG Immobilien AG	8,560	153,361
TeamViewer SE(1)	5,272	55,953
thyssenkrupp AG	19,535	206,732
United Internet AG	4,331	138,443
Verbio SE	1,170	14,536
VIB Vermoegen AG	170	1,624
Vossloh AG	524	51,665
Wacker Chemie AG	685	52,271
Wacker Neuson SE	1,487	43,675
Wuestenrot & Wuerttembergische AG	1,020	16,663
		4,817,698
Hong Kong — 1.5%
Bright Smart Securities & Commodities Group Ltd.(1)(2)	36,000	54,022
Cafe de Coral Holdings Ltd.	24,000	21,656
China Beststudy Education Group	5,000	3,428
Chow Sang Sang Holdings International Ltd.	17,000	29,302
CITIC Telecom International Holdings Ltd.	102,000	33,805
Comba Telecom Systems Holdings Ltd.(1)	146,000	45,881
Cowell e Holdings, Inc.(1)(2)	4,000	17,811
Crypto Flow Technology Ltd.(1)	24,000	11,060
Dah Sing Banking Group Ltd.	22,400	30,101
Dah Sing Financial Holdings Ltd.	9,600	43,674
Deep Source Holdings Ltd.(1)(2)	160,000	17,086
Dream International Ltd.	14,000	25,692
EC Healthcare	1,000	104
E-Commodities Holdings Ltd.	40,000	4,317
Emperor Watch & Jewellery Ltd.	240,000	9,870
First Pacific Co. Ltd.	80,000	68,565
Giordano International Ltd.	30,000	6,004
Guotai Junan International Holdings Ltd.(2)	98,000	74,809
Hang Lung Group Ltd.	54,000	94,631
Hao Tian International Construction Investment Group Ltd.(1)	88,000	2,427
Health & Happiness H&H International Holdings Ltd.(2)	6,500	12,308
HKBN Ltd.	64,000	41,510
Hong Kong Technology Venture Co. Ltd.	4,000	740
Hong Kong Zcloud Technology Construction Ltd.(1)	64,000	17,898
Hutchison Telecommunications Hong Kong Holdings Ltd.	24,000	3,416
Hysan Development Co. Ltd.	37,000	69,584
IGG, Inc.	41,000	24,976
Impro Precision Industries Ltd.	29,000	13,817
Johnson Electric Holdings Ltd.	24,500	90,021
JS Global Lifestyle Co. Ltd.(1)(2)	72,000	20,269
Luk Fook Holdings International Ltd.	19,000	59,337
Man Wah Holdings Ltd.	107,600	65,409
Melco International Development Ltd.(1)(2)	62,000	42,556
Mobvista, Inc.(1)	38,000	68,893
New World Development Co. Ltd.(1)(2)	52,000	44,534
Pacific Basin Shipping Ltd.	348,000	97,785
Pacific Textiles Holdings Ltd.	15,000	2,872
PAX Global Technology Ltd.	48,000	40,001
PC Partner Group Ltd.	20,000	17,648

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Plover Bay Technologies Ltd.(2)	14,000	$11,805
Singamas Container Holdings Ltd.	78,000	7,322
SJM Holdings Ltd.(1)(2)	62,000	23,120
Stella International Holdings Ltd.(2)	43,500	94,099
SUNeVision Holdings Ltd.	49,000	48,140
Television Broadcasts Ltd.(1)	22,900	11,057
Texhong International Group Ltd.	2,000	1,206
Time Interconnect Technology Ltd.	6,000	10,227
Truly International Holdings Ltd.	46,000	7,110
United Energy Group Ltd.(2)	440,000	30,984
United Laboratories International Holdings Ltd.	32,000	63,139
Value Partners Group Ltd.	62,000	22,871
Vitasoy International Holdings Ltd.	40,000	46,907
VSTECS Holdings Ltd.	20,000	28,048
VTech Holdings Ltd.	12,500	100,980
Yue Yuen Industrial Holdings Ltd.	48,500	85,733
		1,920,567
Ireland — 0.2%
Cairn Homes PLC	2,226	5,743
Dalata Hotel Group PLC	13,139	97,971
Glenveagh Properties PLC(1)	37,901	86,562
Origin Enterprises PLC	6,273	27,863
Uniphar PLC	20,315	96,309
		314,448
Israel — 3.7%
Ackerstein Group Ltd.	4,238	11,596
Africa Israel Residences Ltd.	262	18,876
Airport City Ltd.(1)	2,847	51,727
Alony Hetz Properties & Investments Ltd.	6,841	77,740
Altshuler Shaham Finance Ltd.	2,303	4,576
Amot Investments Ltd.	11,069	79,079
Analyst IMS Investment Management Services Ltd.	10	367
Argo Properties NV(1)	839	26,382
Aryt Industries Ltd.	2,608	30,224
Ashdod Refinery Ltd.(1)	308	5,204
Ashtrom Group Ltd.	2,094	42,740
AudioCodes Ltd.	464	4,473
Aura Investments Ltd.	6,796	42,050
Bezeq The Israeli Telecommunication Corp. Ltd.	76,353	140,400
Big Shopping Centers Ltd.	711	139,565
Blue Square Real Estate Ltd.	260	29,372
Caesarstone Ltd.(1)	506	719
Carasso Motors Ltd.	1,328	15,886
Cellcom Israel Ltd.(1)	5,844	52,987
Ceragon Networks Ltd.(1)	2,342	4,754
Clal Insurance Enterprises Holdings Ltd.	2,806	143,979
Danel Adir Yeoshua Ltd.	196	27,792
Danya Cebus Ltd.	130	5,071
Delek Automotive Systems Ltd.	1,578	12,278
Delek Group Ltd.	391	86,271
Delta Galil Ltd.	473	24,691
Direct Finance of Direct Group 2006 Ltd.	62	9,123
Doral Group Renewable Energy Resources Ltd.(1)	4,240	20,351

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
El Al Israel Airlines(1)	15,493	$61,912
Electra Consumer Products 1970 Ltd.	557	19,670
Electra Ltd.	88	52,512
Energix-Renewable Energies Ltd.	9,447	36,570
Enlight Renewable Energy Ltd.(1)	5,303	150,295
Equital Ltd.(1)	1,060	46,570
Fattal Holdings 1998 Ltd.(1)	349	56,883
FIBI Holdings Ltd.	857	64,961
Fox Wizel Ltd.	389	36,414
G City Ltd.	3,702	14,072
Gilat Satellite Networks Ltd.(1)	1,874	18,099
Hagag Group Real Estate Development(1)	725	4,612
Harel Insurance Investments & Financial Services Ltd.	4,428	147,429
Hilan Ltd.	697	55,182
IDI Insurance Co. Ltd.	312	22,065
IES Holdings Ltd.(1)	3	256
Inmode Ltd.(1)	1,929	28,819
Inrom Construction Industries Ltd.	5,754	35,258
Isracard Ltd.	8,624	34,720
Israel Canada TR Ltd.	2,039	8,780
Israel Corp. Ltd.	173	56,030
Isras Holdings Ltd.(1)	133	15,411
Isras Investment Co. Ltd.	56	14,721
Ituran Location & Control Ltd.	729	24,582
Kenon Holdings Ltd.	962	45,366
Kornit Digital Ltd.(1)	1,024	15,299
Kvutzat Acro Ltd.	527	7,231
Land Development Nimrodi Group Ltd.	311	3,225
M Yochananof & Sons Ltd.	227	19,841
Magic Software Enterprises Ltd.	1,182	24,368
Malam-Team Holding Ltd.(1)	133	8,261
Matrix IT Ltd.	1,626	57,217
Max Stock Ltd.	3,826	22,022
Maytronics Ltd.	1,246	1,599
Mega Or Holdings Ltd.	1,000	48,755
Melisron Ltd.	15	1,758
Menora Mivtachim Holdings Ltd.	1,192	115,555
Meshek Energy Renewable Energies Ltd.(1)	14,492	18,505
Meshulam Levinstein Contracting & Engineering Ltd.	102	13,919
Migdal Insurance & Financial Holdings Ltd.	16,297	58,705
Mivne Real Estate KD Ltd.	27,947	102,393
Mivtach Shamir Holdings Ltd.	10	830
Nano-X Imaging Ltd.(1)	98	379
Nayax Ltd.(1)	765	38,041
Neto Malinda Trading Ltd.	577	22,137
Next Vision Stabilized Systems Ltd.	3,387	140,949
Nexxen International Ltd.(1)	881	8,841
Nexxen International Ltd.(1)	250	2,508
Novolog Ltd.	10,043	4,402
Oddity Tech Ltd., Class A(1)	2,639	158,894
Oil Refineries Ltd.	159,013	39,408
One Software Technologies Ltd.	2,175	53,088
OPC Energy Ltd.(1)	5,520	87,215

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Orbit Technologies Ltd.	726	$8,731
OY Nofar Energy Ltd.(1)	928	29,362
Palram Industries 1990 Ltd.	528	10,954
Partner Communications Co. Ltd.	5,833	54,677
Paz Retail & Energy Ltd.	428	80,733
Perion Network Ltd.(1)	1,577	14,513
Phoenix Financial Ltd.	9,626	340,380
Polyram Plastic Industries Ltd.	990	3,426
Prashkovsky Investments & Construction Ltd.	212	8,466
Priortech Ltd.(1)	145	7,303
Qualitau Ltd.	164	19,230
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	425	38,710
Retailors Ltd.	811	14,955
Sapiens International Corp. NV	1,110	47,505
Scope Metals Group Ltd.	235	10,334
Shapir Engineering & Industry Ltd.	51	403
Shikun & Binui Ltd.(1)	17,050	75,476
Shufersal Ltd.	12,472	154,821
SimilarWeb Ltd.(1)	1,020	10,598
Strauss Group Ltd.	2,546	67,044
Summit Real Estate Holdings Ltd.	80	1,554
Tadiran Group Ltd.	15	836
Tamar Petroleum Ltd.	2,109	26,344
Tel Aviv Stock Exchange Ltd.	4,170	96,794
Telsys Ltd.	157	9,836
Tower Semiconductor Ltd.(1)	2,171	129,815
YH Dimri Construction & Development Ltd.	417	45,579
ZIM Integrated Shipping Services Ltd.	5,440	74,038
		4,617,224
Italy — 3.0%
ACEA SpA	4,158	98,353
Ariston Holding NV	5,362	28,001
Arnoldo Mondadori Editore SpA	7,492	18,196
Avio SpA	1,427	59,440
Azimut Holding SpA	9,120	327,200
Banca IFIS SpA	2,426	65,585
Banca Sistema SpA(1)(2)	5,327	10,126
Banco di Desio e della Brianza SpA	2,568	22,031
BFF Bank SpA(1)	4,055	53,096
Biesse SpA	430	3,749
Brembo NV(2)	9,216	102,025
Cairo Communication SpA(1)	4,000	12,542
Cembre SpA	99	7,241
Cementir Holding NV	4,231	69,514
CIR SpA-Compagnie Industriali(1)	50,692	37,357
Credito Emiliano SpA	5,784	90,940
d'Amico International Shipping SA	2,594	12,068
Danieli & C Officine Meccaniche SpA	966	45,225
Danieli & C Officine Meccaniche SpA, Preference Shares	3,277	110,082
Datalogic SpA	725	3,791
De' Longhi SpA	4,334	151,797
Digital Bros SpA(1)	212	3,049
Digital Value SpA(2)	333	12,725

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
doValue SpA(1)	7,060	$22,967
El.En. SpA	3,784	52,288
Enav SpA	20,853	102,642
Equita Group SpA	1,765	10,253
ERG SpA	4,285	103,576
Esprinet SpA(2)	1,153	6,131
Eurogroup Laminations SpA(2)	2,893	12,121
Ferretti SpA	7,207	22,710
Fila SpA	1,932	19,713
Fincantieri SpA(1)(2)	5,058	120,564
GVS SpA(1)(2)	1,593	8,420
Intercos SpA	3,533	49,370
Iren SpA	43,795	132,307
Italian Sea Group SpA	812	4,701
Iveco Group NV	14,876	319,862
Juventus Football Club SpA(1)(2)	9,260	31,778
Maire SpA	10,957	158,261
MARR SpA(2)	3,061	34,641
MFE-MediaForEurope NV, Class A(2)	12,817	46,692
MFE-MediaForEurope NV, Class B(2)	4,136	21,995
NewPrinces SpA(1)	1,105	32,454
OVS SpA	13,404	64,636
Pharmanutra SpA(2)	203	11,591
Piaggio & C SpA(2)	9,229	21,575
RAI Way SpA	6,049	42,769
Reply SpA	69	9,942
Safilo Group SpA(1)	12,845	22,732
Saipem SpA(2)	50,666	142,372
Salvatore Ferragamo SpA(1)(2)	4,725	25,998
Sanlorenzo SpA(2)	778	29,755
Sesa SpA(2)	532	46,182
Sogefi SpA	4,504	14,297
SOL SpA	3,416	206,670
Tamburi Investment Partners SpA	7,528	72,069
Technogym SpA	8,335	142,343
Webuild SpA(2)	37,802	170,339
Wiit SpA(2)	604	13,217
Zignago Vetro SpA(2)	2,398	23,012
		3,717,078
Japan — 32.0%
& ST HD Co. Ltd.	1,100	22,508
77 Bank Ltd.	4,100	157,284
A&D HOLON Holdings Co. Ltd.	1,300	17,433
Access Co. Ltd.(1)	500	2,128
Achilles Corp.	200	1,500
AD Works Group Co. Ltd.	5,500	17,004
ADEKA Corp.	4,100	91,226
Ad-sol Nissin Corp.	1,200	11,235
Advanced Media, Inc.	700	4,916
Adventure, Inc.	100	2,091
Aeon Fantasy Co. Ltd.(1)(2)	600	15,452
AEON Financial Service Co. Ltd.	7,400	74,370
Aeon Hokkaido Corp.	2,400	14,892

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Ahresty Corp.	200	$1,262
Ai Holdings Corp.	120	2,096
Ai Robotics, Inc.(1)	400	22,186
Aica Kogyo Co. Ltd.	3,600	92,506
Aichi Corp.	1,100	9,836
Aichi Electric Co. Ltd.	100	3,903
Aichi Financial Group, Inc.	2,100	41,406
Aichi Steel Corp.	2,400	46,914
Aichi Tokei Denki Co. Ltd.	100	1,788
Aida Engineering Ltd.	2,100	13,066
Aidma Holdings, Inc.	400	7,385
Aiful Corp.	27,300	86,600
Ain Holdings, Inc.	1,700	70,380
Aiphone Co. Ltd.	200	3,789
Airport Facilities Co. Ltd.	1,300	9,111
Airtrip Corp.	600	4,044
Aisan Industry Co. Ltd.	2,400	31,688
AIT Corp.	200	2,590
Aizawa Securities Group Co. Ltd.	1,300	12,416
Akatsuki, Inc.	500	10,146
Akebono Brake Industry Co. Ltd.(1)	9,700	7,439
Akita Bank Ltd.	1,500	35,735
Albis Co. Ltd.	100	2,119
Alconix Corp.	2,000	29,347
Alfresa Holdings Corp.	10,600	159,514
Alinco, Inc.	300	2,220
Alleanza Holdings Co. Ltd.	300	2,090
Allied Telesis Holdings KK	4,900	6,452
Alpen Co. Ltd.(2)	1,000	16,102
Alpha Systems, Inc.	100	2,516
AlphaPolis Co. Ltd.	700	6,820
Alps Alpine Co. Ltd.	10,900	132,991
Altech Corp.	300	5,907
Amano Corp.	3,200	91,412
Amiya Corp.(1)	200	5,075
Amiyaki Tei Co. Ltd.	600	6,156
Amuse, Inc.	100	1,348
Amvis Holdings, Inc.	1,300	5,590
Anabuki Kosan, Inc.	100	1,427
Anest Iwata Corp.	1,800	19,243
Anicom Holdings, Inc.	3,900	23,739
Anritsu Corp.	10,200	119,693
Anycolor, Inc.	2,500	80,472
AnyMind Group, Inc.(1)	1,000	5,169
Aohata Corp.	100	2,537
AOKI Holdings, Inc.	2,200	26,657
Aoyama Trading Co. Ltd.(2)	2,700	44,819
Aozora Bank Ltd.(2)	7,300	113,253
Appier Group, Inc.	3,200	33,372
Arakawa Chemical Industries Ltd.	300	2,286
Arata Corp.	1,100	22,729
Araya Industrial Co. Ltd.	300	10,488
ARCLANDS Corp.	2,887	35,433

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Arcs Co. Ltd.	2,400	$49,178
ARE Holdings, Inc.	6,200	86,097
Arealink Co. Ltd.	1,200	20,700
Argo Graphics, Inc.	200	6,377
Arisawa Manufacturing Co. Ltd.	2,000	21,815
Artience Co. Ltd.	2,200	45,643
Artnature, Inc.	300	1,662
Artner Co. Ltd.	100	1,322
As One Corp.	1,300	22,221
Asahi Co. Ltd.	800	7,472
Asahi Diamond Industrial Co. Ltd.	2,200	12,064
Asahi Kogyosha Co. Ltd.	1,200	25,233
Asahi Net, Inc.	400	1,902
Asahi Printing Co. Ltd.	300	1,841
Asahi Yukizai Corp.(2)	500	15,123
Asanuma Corp.	5,000	28,984
Asax Co. Ltd.	300	1,718
Ascentech KK	600	6,731
Asia Pile Holdings Corp.	2,000	16,817
ASKA Pharmaceutical Holdings Co. Ltd.	900	14,944
ASKUL Corp.	2,100	21,498
Atom Corp.(1)	100	444
Atrae, Inc.	500	2,639
Aucnet, Inc.	600	7,836
Autobacs Seven Co. Ltd.	4,000	42,433
Avant Group Corp.	1,500	15,499
Avex, Inc.	1,800	15,492
Awa Bank Ltd.	1,900	44,409
Axial Retailing, Inc.	4,700	36,762
Axyz Co. Ltd.	100	2,078
AZ-COM MARUWA Holdings, Inc.	2,800	22,495
AZOOM Co. Ltd.	100	6,386
Bando Chemical Industries Ltd.	600	8,114
Bank of Iwate Ltd.	900	22,635
Bank of Nagoya Ltd.	800	54,553
Bank of Saga Ltd.	1,000	19,664
Bank of the Ryukyus Ltd.(2)	2,200	19,655
Baroque Japan Ltd.	400	2,096
Base Co. Ltd.	400	9,799
baudroie, Inc.(1)	800	16,688
Beauty Garage, Inc.	400	4,730
Belc Co. Ltd.	700	34,989
Bell System24 Holdings, Inc.	2,000	17,926
Belluna Co. Ltd.	2,800	19,044
Bengo4.com, Inc.(1)	400	8,876
Bewith, Inc.	100	1,009
Bic Camera, Inc.	5,700	61,115
BML, Inc.	1,600	38,506
Bookoff Group Holdings Ltd.	100	1,023
Bourbon Corp.	200	3,438
Br Holdings Corp.	800	1,859
BrainPad, Inc.	800	6,828
Broadleaf Co. Ltd.	4,800	24,506

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
BRONCO BILLY Co. Ltd.	100	$2,569
Buffalo, Inc.	100	2,498
Bushiroad, Inc.	2,700	13,038
Business Brain Showa-Ota, Inc.	200	3,829
Business Engineering Corp.	100	4,186
BuySell Technologies Co. Ltd.	700	16,525
C Uyemura & Co. Ltd.	500	35,401
Calbee, Inc.	1,900	34,535
Canon Electronics, Inc.	1,200	21,226
Carenet, Inc.	1,500	11,647
Carlit Co. Ltd.	500	4,557
Carta Holdings, Inc.	600	8,513
Casio Computer Co. Ltd.	100	819
Cawachi Ltd.	1,000	19,004
Celsys, Inc.	1,800	21,041
Central Automotive Products Ltd.	600	7,639
Central Glass Co. Ltd.	1,200	27,351
Central Security Patrols Co. Ltd.	200	3,367
Central Sports Co. Ltd.	100	1,758
Change Holdings, Inc.(2)	2,200	17,522
Charm Care Corp. KK	500	3,577
Chiba Kogyo Bank Ltd.(2)	2,500	25,402
Chikaranomoto Holdings Co. Ltd.	800	8,082
Chiyoda Co. Ltd.	1,500	12,166
Chiyoda Integre Co. Ltd.	200	4,267
Chofu Seisakusho Co. Ltd.	1,100	13,804
Chori Co. Ltd.	100	2,626
Choushimaru Co. Ltd.	200	2,124
Chubu Shiryo Co. Ltd.	1,600	18,819
Chubu Steel Plate Co. Ltd.	700	10,546
Chudenko Corp.	1,700	44,562
Chuetsu Pulp & Paper Co. Ltd.	100	1,172
Chugai Ro Co. Ltd.	500	13,187
Chugin Financial Group, Inc.	9,800	139,576
Chugoku Electric Power Co., Inc.	15,200	91,169
Chugoku Marine Paints Ltd.	2,800	66,850
Chuo Spring Co. Ltd.	600	13,101
Chuo Warehouse Co. Ltd.	300	2,903
Citizen Watch Co. Ltd.	11,400	78,121
CKD Corp.	3,600	59,067
CK-San-Etsu Co. Ltd.	100	2,802
Cleanup Corp.	500	2,552
CMK Corp.	5,700	13,938
Coca-Cola Bottlers Japan Holdings, Inc.	3,800	66,544
COLOPL, Inc.	100	354
Colowide Co. Ltd.	6,100	80,779
Computer Engineering & Consulting Ltd.	1,700	26,628
Comture Corp.	1,500	17,448
Copro-Holdings Co. Ltd.	900	13,554
Core Concept Technologies, Inc.(1)	500	3,678
Corona Corp.	300	1,901
Cosel Co. Ltd.	800	6,656
Cover Corp.(1)(2)	2,500	35,969

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Create Restaurants Holdings, Inc.	14,400	$77,731
Creek & River Co. Ltd.	500	4,980
Cresco Ltd.	2,000	23,215
Cross Cat Co. Ltd.	200	1,537
CrowdWorks, Inc.	400	2,750
CTI Engineering Co. Ltd.	1,000	19,918
CTS Co. Ltd.	500	3,166
CUC, Inc.(1)	500	3,938
Curves Holdings Co. Ltd.	3,500	19,686
Cyber Security Cloud, Inc.	400	4,922
Cybozu, Inc.	1,600	41,352
Dai Nippon Toryo Co. Ltd.	400	3,475
Daicel Corp.	14,700	135,291
Dai-Dan Co. Ltd.	1,700	66,242
Daido Metal Co. Ltd.	3,200	19,785
Daido Steel Co. Ltd.	8,100	69,299
Daiei Kankyo Co. Ltd.	2,400	54,732
Daihatsu Infinearth Mfg Co. Ltd.	1,200	25,953
Daihen Corp.	700	36,812
Dai-Ichi Cutter Kogyo KK	200	1,764
Daiichi Jitsugyo Co. Ltd.	400	7,328
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	300	1,401
Daiichikosho Co. Ltd.	4,200	48,094
Daiki Aluminium Industry Co. Ltd.	1,400	10,924
Daikoku Denki Co. Ltd.	200	3,494
Daikokutenbussan Co. Ltd.	400	20,261
Daikyonishikawa Corp.	2,000	10,239
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	700	18,145
Daio Paper Corp.	5,600	33,131
Daiseki Co. Ltd.	2,000	48,312
Daiseki Eco. Solution Co. Ltd.	100	829
Daishi Hokuetsu Financial Group, Inc.	5,300	141,688
Daishinku Corp.	900	3,528
Daisue Construction Co. Ltd.	500	8,596
Daito Pharmaceutical Co. Ltd.	220	1,830
Daitron Co. Ltd.	600	16,705
Daiwabo Holdings Co. Ltd.	4,900	103,890
DCM Holdings Co. Ltd.	6,000	60,106
Demae-Can Co. Ltd.(1)	400	455
DeNA Co. Ltd.	4,900	74,185
Denka Co. Ltd.	5,200	78,644
Dentsu Soken, Inc.	700	31,345
Dexerials Corp.	11,300	152,142
DIC Corp.	5,000	115,635
Digital Arts, Inc.	700	36,593
Digital Hearts Holdings Co. Ltd.	300	1,980
Digital Holdings, Inc.	100	1,240
Digital Information Technologies Corp.	700	10,952
Dip Corp.	2,600	41,350
DKK Co. Ltd.	100	1,438
DKS Co. Ltd.	700	26,534
DMG Mori Co. Ltd.	8,000	166,367
Doshisha Co. Ltd.	1,800	31,891

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Double Standard, Inc.	200	$2,406
Doutor Nichires Holdings Co. Ltd.	1,800	31,385
Dowa Holdings Co. Ltd.	3,100	108,841
DTS Corp.	2,300	81,096
Duskin Co. Ltd.	2,200	58,734
DyDo Group Holdings, Inc.(2)	900	15,072
Dynapac Co. Ltd.	100	1,470
Eagle Industry Co. Ltd.	1,100	18,737
Earth Corp.	800	28,175
EAT&HOLDINGS Co. Ltd.	100	1,393
Ebara Foods Industry, Inc.	100	1,740
Ebase Co. Ltd.	500	1,670
Eco's Co. Ltd.	100	1,850
EDION Corp.	4,700	64,610
eGuarantee, Inc.	1,100	11,046
Ehime Bank Ltd.	2,000	16,318
Eiken Chemical Co. Ltd.	200	3,298
Eizo Corp.	1,700	25,759
EJ Holdings, Inc.	300	3,581
Elan Corp.	100	556
Elecom Co. Ltd.	2,500	31,217
EM Systems Co. Ltd.	400	2,045
en Japan, Inc.	900	10,743
Endo Lighting Corp.	800	12,084
Enigmo, Inc.	200	404
Enplas Corp.	200	6,965
Enshu Truck Co. Ltd.	100	2,138
eRex Co. Ltd.	2,800	13,472
ES-Con Japan Ltd.	200	1,373
ESPEC Corp.	1,200	27,627
Eternal Hospitality Group Co. Ltd.	500	10,359
eWeLL Co. Ltd.	400	7,688
Exedy Corp.	1,600	57,574
EXEO Group, Inc.	11,700	172,597
FALCO HOLDINGS Co. Ltd.	200	3,383
Fast Accounting Co. Ltd.	200	2,024
FCC Co. Ltd.	2,300	48,881
f-code, Inc.(1)	400	6,601
Feed One Co. Ltd.	1,700	13,005
Ferrotec Corp.	3,300	86,252
FFRI Security, Inc.	400	18,418
Fibergate, Inc.	300	1,459
FIDEA Holdings Co. Ltd.	400	4,297
Financial Partners Group Co. Ltd.	3,700	61,461
Finatext Holdings Ltd.(1)	800	6,939
FINDEX, Inc.	300	1,720
Fintech Global, Inc.	10,400	7,925
First Bank of Toyama Ltd.(2)	3,500	30,638
First Juken Co. Ltd.	200	1,549
Fixstars Corp.(2)	1,600	20,477
FJ Next Holdings Co. Ltd.	400	3,932
Food & Life Cos. Ltd.	5,100	294,166
Forum Engineering, Inc.	1,500	13,550

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Forval Corp.	200	$1,968
Foster Electric Co. Ltd.	1,500	21,975
FP Corp.	3,100	55,248
FP Partner, Inc.	400	5,721
France Bed Holdings Co. Ltd.	100	859
Freebit Co. Ltd.	800	8,772
Fronteo, Inc.(1)	1,700	9,368
Fudo Tetra Corp.	900	16,048
Fuji Co. Ltd.	2,000	27,265
Fuji Corp. /Aichi	5,600	104,240
Fuji Corp. Ltd.	500	2,669
Fuji Kyuko Co. Ltd.	1,000	14,467
Fuji Oil Co. Ltd.	800	19,790
Fuji Oil Co. Ltd.	2,500	5,639
Fuji Pharma Co. Ltd.	200	2,042
Fuji Seal International, Inc.	2,400	46,915
Fujibo Holdings, Inc.	500	21,614
Fujicco Co. Ltd.	1,000	11,033
Fujii Sangyo Corp.	100	2,272
Fujikura Composites, Inc.	1,200	14,982
Fujimi, Inc.	3,300	46,317
Fujio Food Group, Inc.	600	4,604
Fujishoji Co. Ltd.	100	737
Fujita Kanko, Inc.	500	39,610
Fujiya Co. Ltd.	600	10,360
FuKoKu Co. Ltd.	300	3,830
Fukuda Corp.	100	3,980
Fukuda Denshi Co. Ltd.	500	22,852
Fukui Bank Ltd.	1,000	13,412
Fukui Computer Holdings, Inc.	700	15,714
Fukuyama Transporting Co. Ltd.	1,000	23,779
FULLCAST Holdings Co. Ltd.	1,500	17,970
Fumakilla Ltd.	200	1,607
Funai Soken Holdings, Inc.	2,300	39,428
Furukawa Battery Co. Ltd.(1)	900	8,552
Furukawa Co. Ltd.	1,500	28,511
Furukawa Electric Co. Ltd.	5,100	317,909
Furuno Electric Co. Ltd.	1,900	72,031
Furyu Corp.	800	5,764
Fuso Chemical Co. Ltd.	1,100	34,705
Fuso Pharmaceutical Industries Ltd.	100	1,464
Futaba Corp.	2,400	10,600
Futaba Industrial Co. Ltd.	3,500	22,423
Future Corp.	3,000	46,472
Fuyo General Lease Co. Ltd.	3,500	103,658
G-7 Holdings, Inc.	400	3,643
GA Technologies Co. Ltd.(1)	2,000	29,167
Gakken Holdings Co. Ltd.	700	4,933
Gakkyusha Co. Ltd.	100	1,565
Gakujo Co. Ltd.	200	2,526
Galilei Co. Ltd.	1,900	47,076
GENDA, Inc.(1)(2)	2,700	15,141
Geniee, Inc.(1)	700	6,244

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Genki Global Dining Concepts Corp.(2)	700	$16,239
Genky DrugStores Co. Ltd.	900	27,636
GENOVA, Inc.	200	888
Geo Holdings Corp.	1,700	19,087
Gift Holdings, Inc.	600	12,396
giftee, Inc.	1,200	11,239
Global Security Experts, Inc.	400	9,129
GLOBERIDE, Inc.	1,100	17,675
Glory Ltd.	2,400	62,223
GLtechno Holdings, Inc.	310	6,459
GMO Financial Gate, Inc.	100	4,272
GMO Financial Holdings, Inc.	2,600	17,531
GMO internet group, Inc.	2,500	66,892
Godo Steel Ltd.	700	19,622
Goldcrest Co. Ltd.	600	13,697
Goldwin, Inc.	1,200	58,857
Good Com Asset Co. Ltd.	1,200	12,261
Gourmet Kineya Co. Ltd.	300	2,037
Grandy House Corp.	300	1,156
GREE Holdings, Inc.	100	301
Greens Co. Ltd.	500	9,059
grems, Inc.	600	10,290
GS Yuasa Corp.	4,700	105,358
GSI Creos Corp.	200	3,215
G-Tekt Corp.	1,300	17,386
Gun-Ei Chemical Industry Co. Ltd.	100	2,154
GungHo Online Entertainment, Inc.	100	1,878
Gunma Bank Ltd.	13,300	138,998
Gunze Ltd.	2,400	60,921
H.U. Group Holdings, Inc.	4,000	99,473
H2O Retailing Corp.	6,100	85,827
Hachijuni Bank Ltd.	3,900	37,984
Hagihara Industries, Inc.	300	3,331
Hagiwara Electric Holdings Co. Ltd.	700	16,962
Hagoromo Foods Corp.	100	2,275
Halows Co. Ltd.	700	24,320
Hamakyorex Co. Ltd.	3,900	39,792
Hanwa Co. Ltd.	2,400	103,038
Happinet Corp.	900	42,143
Harima Chemicals Group, Inc.	300	1,785
Hashimoto Sogyo Holdings Co. Ltd.	200	1,761
Hazama Ando Corp.	9,800	113,999
HEALIOS KK(1)	4,400	15,981
Heiwa Corp.	3,400	50,314
Heiwado Co. Ltd.	2,000	38,598
Helios Techno Holding Co. Ltd.	600	3,539
Hennge KK(2)	1,100	13,587
Hibino Corp.	100	1,780
Hiday Hidaka Corp.	2,000	50,551
HI-LEX Corp.	1,700	32,839
Hino Motors Ltd.(1)	17,800	46,152
Hioki EE Corp.	400	16,374
Hirano Tecseed Co. Ltd.	200	2,194

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Hirata Corp.	1,900	$23,316
Hirogin Holdings, Inc.	16,700	158,689
Hirose Tusyo, Inc.	100	2,758
Hiroshima Electric Railway Co. Ltd.	300	1,320
HIS Co. Ltd.	3,100	31,366
Hisaka Works Ltd.	1,100	10,178
Hisamitsu Pharmaceutical Co., Inc.	300	8,565
Hochiki Corp.	900	21,759
Hodogaya Chemical Co. Ltd.	400	4,123
Hogy Medical Co. Ltd.	1,000	35,896
Hokkaido Coca-Cola Bottling Co. Ltd.	100	2,356
Hokkaido Electric Power Co., Inc.(2)	11,200	88,027
Hokkan Holdings Ltd.	200	2,831
Hokko Chemical Industry Co. Ltd.	1,600	17,321
Hokkoku Financial Holdings, Inc.(2)	1,300	53,989
Hokuetsu Corp.	5,500	38,102
Hokuhoku Financial Group, Inc.	8,600	216,624
Hokuriku Electric Power Co.(2)	9,800	60,024
Hokuriku Electrical Construction Co. Ltd.	100	993
Hokuto Corp.	1,100	14,010
H-One Co. Ltd.	1,200	11,991
Honeys Holdings Co. Ltd.	1,000	10,246
Horiba Ltd.	500	37,126
Hosokawa Micron Corp.	1,000	38,405
Hotland Holdings Co. Ltd.	700	9,403
House Foods Group, Inc.	3,300	63,517
Howa Machinery Ltd.	400	3,851
HS Holdings Co. Ltd.	2,100	15,053
Hyakugo Bank Ltd.	14,100	78,956
Hyakujushi Bank Ltd.	1,800	60,472
IBJ, Inc.	1,200	6,517
Ichibanya Co. Ltd.	4,700	31,002
Ichigo, Inc.	5,500	16,191
Ichikoh Industries Ltd.	300	896
Ichinen Holdings Co. Ltd.	500	6,077
Ichiyoshi Securities Co. Ltd.	600	3,284
Icom, Inc.	100	1,946
Idec Corp.	1,600	26,400
IDOM, Inc.	600	4,078
IG Port, Inc.	600	6,101
Iino Kaiun Kaisha Ltd.(2)	4,700	38,082
IKK Holdings, Inc.	300	1,633
I'll, Inc.	600	11,443
i-mobile Co. Ltd.	1,800	7,820
Imuraya Group Co. Ltd.	200	3,420
IMV Corp.	500	5,909
Inaba Denki Sangyo Co. Ltd.	3,100	87,170
Inaba Seisakusho Co. Ltd.	200	2,294
Inabata & Co. Ltd.	2,500	58,570
Ines Corp.	400	4,828
I-Net Corp.	700	8,378
Infomart Corp.	15,500	38,799
Inforich, Inc.(1)	300	5,045

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Information Planning Co.	100	$3,962
INFRONEER Holdings, Inc.	12,200	121,757
Insource Co. Ltd.	3,600	23,153
Institute for Q-shu Pioneers of Space, Inc.(1)	2,300	29,286
Intage Holdings, Inc.	100	1,202
Integral Corp.	600	15,430
Inui Global Logistics Co. Ltd.	900	9,807
Iriso Electronics Co. Ltd.	1,200	23,604
ISB Corp.	100	1,151
Ise Chemicals Corp.	100	18,273
Iseki & Co. Ltd.	1,600	21,915
Ishihara Chemical Co. Ltd.	200	2,595
Ishihara Sangyo Kaisha Ltd.	2,100	34,916
Istyle, Inc.	4,900	20,620
Itfor, Inc.	1,400	13,725
ITmedia, Inc.	600	6,735
Ito En Ltd.	3,200	73,484
Ito En Ltd., Preference Shares	1,400	17,122
Itochu Enex Co. Ltd.	3,000	39,351
Itoham Yonekyu Holdings, Inc.	360	13,814
Itoki Corp.	3,000	47,423
IwaiCosmo Holdings, Inc.	1,400	24,967
Iwatani Corp.	10,400	113,324
Iwatsuka Confectionery Co. Ltd.	100	2,103
Iyogin Holdings, Inc.	6,100	84,212
Izumi Co. Ltd.	1,600	35,186
J Front Retailing Co. Ltd.	9,600	148,633
J Trust Co. Ltd.	4,800	14,367
JAC Recruitment Co. Ltd.	5,900	43,832
Jaccs Co. Ltd.	1,600	46,403
Jade Group, Inc.(1)	300	3,066
JAFCO Group Co. Ltd.	4,000	69,842
JALCO Holdings, Inc.	100	235
Japan Aviation Electronics Industry Ltd.	2,600	44,333
Japan Business Systems, Inc.	900	9,521
Japan Cash Machine Co. Ltd.	1,200	8,149
Japan Communications, Inc.(1)	8,300	8,751
Japan Data Science Consortium Co. Ltd.(1)	400	2,740
Japan Electronic Materials Corp.(2)	600	11,290
Japan Elevator Service Holdings Co. Ltd.	5,600	146,680
Japan Engine Corp.	400	28,936
Japan Eyewear Holdings Co. Ltd.	300	4,220
Japan Lifeline Co. Ltd.	3,400	33,318
Japan Material Co. Ltd.	3,300	33,080
Japan Petroleum Exploration Co. Ltd.	9,700	79,569
Japan Property Management Center Co. Ltd.	300	2,630
Japan Pulp & Paper Co. Ltd.	6,000	28,219
Japan Securities Finance Co. Ltd.	300	3,728
Japan System Techniques Co. Ltd.	400	5,494
Japan Transcity Corp.	2,600	20,817
Japan Wool Textile Co. Ltd.	2,700	29,222
JBCC Holdings, Inc.	3,700	34,350
JCU Corp.	1,100	31,756

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
JDC Corp.	2,400	$7,980
Jeol Ltd.	2,000	62,562
JFE Systems, Inc.	200	2,950
JGC Holdings Corp.	10,300	98,108
JINS Holdings, Inc.	700	37,881
JINUSHI Co. Ltd.	100	2,090
JK Holdings Co. Ltd.	300	2,505
J-Lease Co. Ltd.	300	3,431
JM Holdings Co. Ltd.	400	7,749
JMDC, Inc.	100	2,806
J-Oil Mills, Inc.	700	9,660
Joshin Denki Co. Ltd.	1,500	25,467
Joyful Honda Co. Ltd.	1,100	15,905
JP-Holdings, Inc.	2,600	10,914
JSB Co. Ltd.	700	18,531
JSP Corp.	600	7,916
JTEKT Corp.	12,500	122,114
Juki Corp.(1)	100	286
Juroku Financial Group, Inc.	1,900	69,774
Justsystems Corp.	1,600	50,024
JVCKenwood Corp.	8,800	73,446
Kadoya Sesame Mills, Inc.	100	2,533
Kaga Electronics Co. Ltd.	2,100	49,105
Kagome Co. Ltd.	5,300	103,534
Kakaku.com, Inc.	1,500	27,885
Kaken Pharmaceutical Co. Ltd.	1,600	41,322
Kamakura Shinsho Ltd.	600	2,449
Kameda Seika Co. Ltd.	800	22,514
Kamei Corp.	1,400	26,815
Kamigumi Co. Ltd.	4,700	140,978
Kanaden Corp.	300	3,966
Kanadevia Corp.	11,300	75,443
Kanagawa Chuo Kotsu Co. Ltd.	100	2,499
Kanamic Network Co. Ltd.	600	2,086
Kanamoto Co. Ltd.	1,800	42,737
Kandenko Co. Ltd.	3,900	105,106
Kaneka Corp.	2,600	76,049
Kaneko Seeds Co. Ltd.	200	1,916
Kanematsu Corp.	4,800	101,024
Kanemi Co. Ltd.	100	2,208
Kanro, Inc.	1,600	22,899
Kansai Paint Co. Ltd.	8,700	146,531
Kanto Denka Kogyo Co. Ltd.	2,500	14,386
Kappa Create Co. Ltd.	1,600	17,258
Katitas Co. Ltd.	100	1,824
Kato Works Co. Ltd.	100	933
Kawada Technologies, Inc.	1,200	32,971
Kawai Musical Instruments Manufacturing Co. Ltd.	100	1,747
KeePer Technical Laboratory Co. Ltd.	700	15,935
Keihan Holdings Co. Ltd.	6,100	133,103
Keihanshin Building Co. Ltd.	1,900	20,169
Keikyu Corp.	3,200	33,668
KEIWA, Inc.	300	2,251

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Keiyo Bank Ltd.	8,000	$65,299
Kenko Mayonnaise Co. Ltd.	200	2,533
KH Neochem Co. Ltd.	2,100	39,795
Kibun Foods, Inc.	300	2,305
Kidswell Bio Corp.(1)	5,300	9,154
Kimura Kohki Co. Ltd.	100	7,683
Kinjiro Co. Ltd.	500	4,332
Kintetsu Department Store Co. Ltd.	100	1,294
Kissei Pharmaceutical Co. Ltd.	1,800	52,864
Kita-Nippon Bank Ltd.	200	5,118
Kitanotatsujin Corp.	4,000	4,013
Kitz Corp.	3,100	31,476
Kiyo Bank Ltd.	3,800	74,375
KNT-CT Holdings Co. Ltd.(1)	200	2,069
Koa Corp.	1,100	8,577
Koatsu Gas Kogyo Co. Ltd.	600	4,342
Kobe Electric Railway Co. Ltd.	100	1,689
Kohnan Shoji Co. Ltd.	1,100	29,712
Kohoku Kogyo Co. Ltd.	600	12,117
Kohsoku Corp.	300	5,890
Koike-ya, Inc.	100	3,263
Kojima Co. Ltd.	1,200	9,114
Komatsu Matere Co. Ltd.	500	2,616
Komatsu Wall Industry Co. Ltd.	1,000	17,724
KOMEDA Holdings Co. Ltd.	2,700	55,634
Komeri Co. Ltd.	1,800	40,626
Komori Corp.	3,200	33,278
Kondotec, Inc.	400	4,378
Konica Minolta, Inc.(1)	31,700	107,703
Konishi Co. Ltd.	2,900	25,432
Konoike Transport Co. Ltd.	1,600	36,859
Kosaido Holdings Co. Ltd.	3,200	9,582
Kose Corp.	1,900	73,220
Koshidaka Holdings Co. Ltd.	2,900	27,113
Kotobuki Spirits Co. Ltd.	6,700	82,626
Kourakuen Corp.(1)	300	2,104
KPP Group Holdings Co. Ltd.	1,900	10,532
Krosaki Harima Corp.	1,100	30,683
KRS Corp.	600	13,803
K's Holdings Corp.	8,000	81,526
KU Holdings Co. Ltd.	300	2,367
kubell Co. Ltd.(1)	900	2,796
Kumagai Gumi Co. Ltd.	1,900	60,924
Kumiai Chemical Industry Co. Ltd.	4,700	26,755
Kura Sushi, Inc.	700	17,939
Kurabo Industries Ltd.(2)	800	41,206
Kureha Corp.	2,100	54,368
Kurimoto Ltd.	500	26,483
Kuriyama Holdings Corp.	400	4,183
Kusuri No. Aoki Holdings Co. Ltd.	2,900	76,963
KYB Corp.	2,400	61,807
Kyoei Steel Ltd.	1,400	21,588
Kyokuto Boeki Kaisha Ltd.	200	2,271

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Kyokuto Kaihatsu Kogyo Co. Ltd.	2,000	$37,215
Kyokuto Securities Co. Ltd.	1,500	16,211
Kyokuyo Co. Ltd.	700	22,161
Kyorin Pharmaceutical Co. Ltd.	2,500	25,758
Kyoritsu Maintenance Co. Ltd.(2)	4,000	90,935
Kyosan Electric Manufacturing Co. Ltd.	900	3,224
Kyowa Leather Cloth Co. Ltd.	300	1,814
Kyushu Financial Group, Inc.	22,200	131,136
Kyushu Leasing Service Co. Ltd.	200	1,918
LEC, Inc.	600	4,840
Leopalace21 Corp.	10,900	51,289
Life Corp.	2,400	40,054
Lifedrink Co., Inc.	2,300	40,908
LIKE, Inc.	100	1,011
Link & Motivation, Inc.	1,800	6,880
Lintec Corp.	2,600	60,504
LITALICO, Inc.	1,500	13,669
Look Holdings, Inc.	100	1,740
M&A Capital Partners Co. Ltd.	900	19,059
M&A Research Institute Holdings, Inc.(1)(2)	600	5,521
Mabuchi Motor Co. Ltd.	5,300	90,694
Macbee Planet, Inc.	500	8,703
Macnica Holdings, Inc.	8,700	118,362
Maeda Kosen Co. Ltd.	2,600	31,515
Maezawa Industries, Inc.	1,100	14,962
Maezawa Kasei Industries Co. Ltd.	300	4,397
Maezawa Kyuso Industries Co. Ltd.	300	2,922
Makino Milling Machine Co. Ltd.	500	39,047
Mamezo Digital Holdings Co. Ltd.	400	4,751
Mamiya-Op Co. Ltd.	200	2,584
Mammy Mart Corp.	100	4,658
Mandom Corp.	2,400	23,114
Mani, Inc.	1,500	12,537
MarkLines Co. Ltd.	200	2,805
Mars Group Holdings Corp.	600	12,822
Marubun Corp.	200	1,592
Maruchiyo Yamaokaya Corp.	800	18,898
Marudai Food Co. Ltd.	400	5,316
Maruha Nichiro Corp.	2,600	58,087
Maruichi Steel Tube Ltd.	3,600	92,726
MARUKA FURUSATO Corp.	700	10,767
Marusan Securities Co. Ltd.	2,300	14,949
Maruwa Co. Ltd.	100	26,983
Maruzen CHI Holdings Co. Ltd.	500	1,146
Maruzen Showa Unyu Co. Ltd.	800	39,452
Marvelous, Inc.	500	1,922
Matsuda Sangyo Co. Ltd.	800	20,751
Matsui Securities Co. Ltd.	6,300	33,203
Matsuoka Corp.	100	1,319
Matsuyafoods Holdings Co. Ltd.	700	33,089
Max Co. Ltd.	1,600	61,290
Maxell Ltd.	2,500	34,925
Maxvalu Tokai Co. Ltd.	200	4,471

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
MCJ Co. Ltd.	5,000	$48,221
MEC Co. Ltd.	600	12,084
Media Do Co. Ltd.	200	2,470
Medical Data Vision Co. Ltd.	100	372
Medikit Co. Ltd.	100	1,718
Megachips Corp.	800	31,082
Megmilk Snow Brand Co. Ltd.	2,800	53,965
Meidensha Corp.	2,100	82,505
Meiji Shipping Group Co. Ltd.	200	982
Meiko Construction Co. Ltd.	200	2,092
Meiko Electronics Co. Ltd.	1,300	84,644
Meisei Industrial Co. Ltd.	2,200	24,197
MEITEC Group Holdings, Inc.	4,900	108,580
Meito Co. Ltd.	200	2,896
Meiwa Corp.	700	3,880
Meiwa Estate Co. Ltd.	200	1,466
Menicon Co. Ltd.	2,800	22,750
Mercari, Inc.(1)	5,000	84,253
METAWATER Co. Ltd.	1,300	26,436
Micronics Japan Co. Ltd.	2,400	74,588
Midac Holdings Co. Ltd.	400	5,393
Mie Kotsu Group Holdings, Inc.	1,000	3,609
Milbon Co. Ltd.	1,600	27,110
MIMAKI ENGINEERING Co. Ltd.	900	10,756
Mirai Industry Co. Ltd.	100	2,603
Miraial Co. Ltd.	100	760
Mirait One Corp.	4,900	94,240
Mirarth Holdings, Inc.	4,100	10,944
Miroku Jyoho Service Co. Ltd.	400	4,973
Mitani Sangyo Co. Ltd.	600	1,645
Mito Securities Co. Ltd.	1,200	4,458
Mitsuba Corp.	700	4,418
Mitsubishi Kakoki Kaisha Ltd.(2)	1,500	27,368
Mitsubishi Logisnext Co. Ltd.(2)	1,800	22,463
Mitsubishi Materials Corp.	7,700	131,922
Mitsubishi Paper Mills Ltd.(2)	1,700	7,843
Mitsubishi Pencil Co. Ltd.	100	1,342
Mitsubishi Research Institute, Inc.	500	16,217
Mitsubishi Steel Manufacturing Co. Ltd.	500	5,884
Mitsuboshi Belting Ltd.	1,100	27,920
Mitsui DM Sugar Co. Ltd.	900	19,835
Mitsui E&S Co. Ltd.	7,800	240,267
Mitsui High-Tec, Inc.	4,900	28,074
Mitsui Matsushima Holdings Co. Ltd.	100	4,229
Mitsui Mining & Smelting Co. Ltd.	3,100	218,582
Mitsui-Soko Holdings Co. Ltd.	4,400	124,740
Mitsuuroko Group Holdings Co. Ltd.	1,600	23,379
Miura Co. Ltd.	3,100	59,340
MIXI, Inc.	2,100	46,539
Miyaji Engineering Group, Inc.	1,000	13,818
Miyazaki Bank Ltd.	1,000	29,689
Miyoshi Oil & Fat Co. Ltd.	300	4,261
Mizuho Leasing Co. Ltd.	9,600	83,099

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Mizuho Medy Co. Ltd.	700	$7,439
Mizuno Corp.	900	15,697
Mochida Pharmaceutical Co. Ltd.	200	4,208
Modec, Inc.	3,300	176,437
Monogatari Corp.	2,300	65,254
Morinaga & Co. Ltd.	3,800	68,957
Morinaga Milk Industry Co. Ltd.	2,700	60,599
Moriroku Co. Ltd.	800	13,276
Morita Holdings Corp.	2,000	29,823
Morito Co. Ltd.	400	4,173
Moriya Transportation Engineering & Manufacturing Co. Ltd.	400	13,688
Morozoff Ltd.	800	8,278
Mory Industries, Inc.	500	3,050
MOS Food Services, Inc.	1,700	45,877
MrMax Holdings Ltd.	500	2,938
Mugen Estate Co. Ltd.	1,000	13,747
m-up Holdings, Inc.	2,400	40,238
Musashi Seimitsu Industry Co. Ltd.	3,000	66,119
Musashino Bank Ltd.	1,500	38,985
Muto Seiko Co.	100	1,155
Nabtesco Corp.	5,500	115,662
Nachi-Fujikoshi Corp.	1,000	23,312
Nafco Co. Ltd.	300	3,988
Nagano Keiki Co. Ltd.	100	1,385
Nagase & Co. Ltd.	5,400	115,457
Nagase Brothers, Inc.	200	2,646
Nagawa Co. Ltd.	100	4,402
Nagoya Railroad Co. Ltd.	11,700	133,609
Nakamuraya Co. Ltd.	100	2,118
Nakanishi, Inc.	2,000	28,459
Nakano Corp.	800	4,230
Nakayama Steel Works Ltd.	2,500	11,545
Namura Shipbuilding Co. Ltd.(2)	3,200	75,673
Nankai Electric Railway Co. Ltd.	6,500	116,391
Nanto Bank Ltd.	1,700	56,934
Nareru Group, Inc.	200	3,213
Natori Co. Ltd.	300	4,067
NCD Co. Ltd./Shinagawa	300	5,320
NEC Capital Solutions Ltd.(2)	500	13,100
Needs Well, Inc.	1,300	4,591
NEOJAPAN, Inc.	100	1,363
Net Protections Holdings, Inc.(1)	4,800	28,203
Neturen Co. Ltd.	2,000	16,612
New Art Holdings Co. Ltd.	220	2,336
New Cosmos Electric Co. Ltd.	100	2,071
NexTone, Inc.(1)	200	2,602
NHK Spring Co. Ltd.	10,400	129,971
Nicca Chemical Co. Ltd.	200	1,860
Nice Corp.	100	1,288
Nichias Corp.	3,700	142,450
Nichiban Co. Ltd.	200	2,640
Nichicon Corp.	2,600	24,177
Nichiden Corp.	300	5,690

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Nichiha Corp.	1,400	$27,538
Nichimo Co. Ltd.	100	1,793
Nichireki Group Co. Ltd.	500	9,483
Nichirin Co. Ltd.	200	5,052
Nifco, Inc.	5,200	149,277
Nihon Chouzai Co. Ltd.	600	15,896
Nihon Dempa Kogyo Co. Ltd.	500	3,119
Nihon Dengi Co. Ltd.	700	25,021
Nihon Denkei Co. Ltd.	100	1,405
Nihon Flush Co. Ltd.	400	2,166
Nihon M&A Center Holdings, Inc.	18,000	91,623
Nihon Nohyaku Co. Ltd.	2,000	13,207
Nihon Parkerizing Co. Ltd.	5,300	50,926
Nihon Suido Consultants Co. Ltd.	400	8,196
Nihon Trim Co. Ltd.	100	3,131
Nihon Yamamura Glass Co. Ltd.	100	1,995
Nikkiso Co. Ltd.	2,800	28,159
Nikko Co. Ltd.	600	3,298
Nippn Corp.	2,900	44,767
Nippon Air Conditioning Services Co. Ltd.	600	5,232
Nippon Aqua Co. Ltd.	100	629
Nippon Beet Sugar Manufacturing Co. Ltd.	200	3,680
Nippon Carbon Co. Ltd.	500	14,089
Nippon Ceramic Co. Ltd.	1,100	24,164
Nippon Chemical Industrial Co. Ltd.	200	3,982
Nippon Chemi-Con Corp.(1)	1,100	10,412
Nippon Coke & Engineering Co. Ltd.(1)	9,700	6,838
Nippon Concept Corp.	500	10,310
Nippon Concrete Industries Co. Ltd.	400	840
Nippon Denko Co. Ltd.	6,000	13,392
Nippon Densetsu Kogyo Co. Ltd.	2,600	47,821
Nippon Dry-Chemical Co. Ltd.	300	12,731
Nippon Electric Glass Co. Ltd.	3,900	118,764
Nippon Fine Chemical Co. Ltd.	200	3,607
Nippon Gas Co. Ltd.	7,400	142,158
Nippon Kayaku Co. Ltd.	9,700	93,990
Nippon Kodoshi Corp.	200	2,907
Nippon Light Metal Holdings Co. Ltd.	3,300	45,932
Nippon Paper Industries Co. Ltd.	7,500	61,603
Nippon Parking Development Co. Ltd.	16,100	31,758
Nippon Rietec Co. Ltd.	900	11,941
Nippon Seiki Co. Ltd.	3,900	46,943
Nippon Seisen Co. Ltd.	300	2,280
Nippon Sharyo Ltd.	100	1,815
Nippon Sheet Glass Co. Ltd.(1)	6,000	21,408
Nippon Shinyaku Co. Ltd.	2,900	61,429
Nippon Shokubai Co. Ltd.	6,400	80,462
Nippon Signal Co. Ltd.	3,100	25,596
Nippon Soda Co. Ltd.	2,700	64,386
Nippon Thompson Co. Ltd.	1,100	4,666
Nippon Yakin Kogyo Co. Ltd.	700	20,873
Nipro Corp.	9,800	99,968
Nishikawa Rubber Co. Ltd.	1,300	27,630

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Nishimatsu Construction Co. Ltd.	200	$6,927
Nishimatsuya Chain Co. Ltd.	2,100	30,318
Nishi-Nippon Financial Holdings, Inc.	8,100	135,439
Nishi-Nippon Railroad Co. Ltd.	3,400	51,456
Nishio Holdings Co. Ltd.	1,100	31,160
Nissan Shatai Co. Ltd.	4,000	30,814
Nissan Tokyo Sales Holdings Co. Ltd.	1,100	3,801
Nissei ASB Machine Co. Ltd.	600	28,508
Nissei Plastic Industrial Co. Ltd.	200	1,183
Nissha Co. Ltd.	2,300	21,040
Nisshin Group Holdings Co. Ltd.	600	2,316
Nisshin Oillio Group Ltd.	1,500	52,713
Nisshinbo Holdings, Inc.	9,700	76,004
Nisso Holdings Co. Ltd.	100	442
Nissui Corp.	18,100	122,918
Nitta Corp.	1,000	27,834
Nitto Boseki Co. Ltd.	1,800	64,700
Nitto Fuji Flour Milling Co. Ltd.	100	4,749
Nitto Kogyo Corp.	1,400	33,392
Nitto Kohki Co. Ltd.	200	2,424
Nitto Seiko Co. Ltd.	600	2,566
Nittoc Construction Co. Ltd.	1,100	9,331
Nittoku Co. Ltd.	600	9,047
Noevir Holdings Co. Ltd.	1,000	31,153
Nohmi Bosai Ltd.	1,500	41,323
Nojima Corp.	5,200	116,751
NOK Corp.	1,200	20,886
Nomura Co. Ltd.	5,300	37,247
Nomura Micro Science Co. Ltd.(2)	1,600	34,361
Noritake Co. Ltd.	1,400	42,698
Noritsu Koki Co. Ltd.	3,000	33,961
Noritz Corp.	2,100	27,732
North Pacific Bank Ltd.	20,200	94,727
NPR-RIKEN Corp.	1,200	23,909
NS United Kaiun Kaisha Ltd.	800	26,946
NSD Co. Ltd.	3,700	83,302
NSK Ltd.	25,200	132,244
NSW, Inc.	200	3,552
NTN Corp.	29,200	64,749
Oat Agrio Co. Ltd.	100	1,616
Obara Group, Inc.	600	17,166
Ochi Holdings Co. Ltd.	200	1,920
Oenon Holdings, Inc.	800	3,210
Ogaki Kyoritsu Bank Ltd.	2,900	61,383
Ohashi Technica, Inc.	200	3,061
Ohba Co. Ltd.	200	1,454
Ohsho Food Service Corp.	2,200	56,878
OIE Sangyo Co. Ltd.	100	1,491
Oiles Corp.	1,200	18,281
Oisix ra daichi, Inc.(1)	2,000	22,049
Oita Bank Ltd.	1,100	36,330
Okabe Co. Ltd.	700	4,467
Okamoto Industries, Inc.	200	6,880

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Okamoto Machine Tool Works Ltd.	400	$12,642
Okamura Corp.	1,200	19,384
Okasan Securities Group, Inc.	8,300	38,179
Oki Electric Industry Co. Ltd.	7,100	73,641
Okinawa Cellular Telephone Co.	1,400	47,773
Okinawa Electric Power Co., Inc.	2,800	18,805
Okinawa Financial Group, Inc.	1,500	37,583
OKUMA Corp.	2,200	51,750
Okumura Corp.	2,000	65,547
Okura Industrial Co. Ltd.	500	16,672
Okuwa Co. Ltd.	600	3,843
One Career, Inc.	400	7,678
Onoken Co. Ltd.	400	3,868
Onward Holdings Co. Ltd.	6,700	29,129
Ootoya Holdings Co. Ltd.	100	3,711
Open Up Group, Inc.	3,000	37,159
Optex Group Co. Ltd.	1,700	22,174
Optorun Co. Ltd.	1,400	15,735
Organo Corp.	1,200	90,651
Orient Corp.	5,600	38,231
Oriental Consultants Holdings Co. Ltd.	100	4,755
Oriental Shiraishi Corp.	6,700	18,870
Oro Co. Ltd.	500	9,249
Osaka Organic Chemical Industry Ltd.	600	12,137
Osaka Steel Co. Ltd.(2)	600	10,676
OSAKA Titanium Technologies Co. Ltd.(2)	1,100	18,948
Osaki Electric Co. Ltd.	2,000	18,173
OSG Corp.	3,600	49,249
Oxide Corp.(1)	500	6,015
Oyo Corp.	1,200	23,865
Pacific Industrial Co. Ltd.	2,200	34,090
Pacific Metals Co. Ltd.	1,000	14,224
Pack Corp.	1,800	14,443
PAL GROUP Holdings Co. Ltd.	2,900	101,732
PALTAC Corp.	1,200	36,829
Paramount Bed Holdings Co. Ltd.	2,500	44,262
Paris Miki Holdings, Inc.	200	629
Park24 Co. Ltd.	8,500	116,594
Pasona Group, Inc.	1,300	18,290
PCA Corp.	300	3,971
Penta-Ocean Construction Co. Ltd.	20,600	148,695
People Dreams & Technologies Group Co. Ltd.	100	1,235
PeptiDream, Inc.(1)	500	5,057
Pharma Foods International Co. Ltd.	100	648
PHC Holdings Corp.	1,700	11,308
PIA Corp.(1)	300	7,035
Pigeon Corp.	8,500	103,863
PILLAR Corp.	1,200	32,629
Pilot Corp.	1,900	58,132
Pixel Companyz, Inc.(1)	5,800	6,532
PKSHA Technology, Inc.(1)	600	14,791
Plaid, Inc.(1)	1,100	8,302
Plus Alpha Consulting Co. Ltd.	2,100	34,813

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Pluszero, Inc.(1)	200	$5,413
Polaris Holdings Co. Ltd.	300	417
Port, Inc.	500	7,479
PR Times Corp.	700	13,900
Premium Group Co. Ltd.	2,100	31,881
Premium Water Holdings, Inc.	100	2,359
Press Kogyo Co. Ltd.	3,800	16,870
Prestige International, Inc.	5,200	24,135
Prima Meat Packers Ltd.	1,500	24,034
Procrea Holdings, Inc.	600	6,934
Pronexus, Inc.	300	2,241
Pro-Ship, Inc.	700	15,011
PS Construction Co. Ltd.	1,200	15,075
QB Net Holdings Co. Ltd.	100	898
Qol Holdings Co. Ltd.	1,700	23,590
Quick Co. Ltd.	300	4,798
Raccoon Holdings, Inc.	1,000	4,903
Raito Kogyo Co. Ltd.	2,700	60,489
Raiznext Corp.	1,600	20,566
Raksul, Inc.	3,800	34,841
Rakumachi, Inc.	600	4,644
Rakus Co. Ltd.	3,800	67,442
Rasa Industries Ltd.	500	15,287
Relo Group, Inc.	6,400	75,460
Renaissance, Inc.	300	2,504
Rengo Co. Ltd.	10,500	65,504
RENOVA, Inc.(1)	4,000	22,873
Resorttrust, Inc.	10,200	130,252
Restar Corp.	1,400	24,671
Retail Partners Co. Ltd.	1,700	16,341
REZIL, Inc.	200	3,707
Rheon Automatic Machinery Co. Ltd.	100	945
Rhythm Co. Ltd.	100	2,251
Ricoh Leasing Co. Ltd.	900	34,351
Rigaku Holdings Corp.(2)	7,100	39,654
Riken Keiki Co. Ltd.	2,000	44,214
Riken Technos Corp.	600	4,769
Riken Vitamin Co. Ltd.	1,300	25,802
Ringer Hut Co. Ltd.	1,200	18,415
Rion Co. Ltd.	100	1,762
Rise Consulting Group, Inc.	1,100	7,946
Riso Kagaku Corp.	1,200	9,766
Riso Kyoiku Group Corp.(2)	1,500	2,183
Rokko Butter Co. Ltd.	300	2,485
Rorze Corp.	6,300	76,907
Round One Corp.	13,500	137,744
Royal Holdings Co. Ltd.(2)	2,100	38,052
RS Technologies Co. Ltd.	700	17,081
Ryobi Ltd.	1,300	23,319
RYODEN Corp.(2)	700	14,576
Ryoyo Ryosan Holdings, Inc.	1,800	36,034
Ryoyu Systems Co. Ltd.	100	4,976
S Foods, Inc.	1,000	18,315

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
S&B Foods, Inc.	1,000	$23,128
Sac's Bar Holdings, Inc.	400	2,140
Sagami Holdings Corp.	1,600	20,471
Saibu Gas Holdings Co. Ltd.	1,600	21,173
Saizeriya Co. Ltd.	1,300	46,960
Sakai Chemical Industry Co. Ltd.	900	17,934
Sakai Moving Service Co. Ltd.	1,600	31,673
Sakata INX Corp.	2,600	39,585
Sakura Internet, Inc.(2)	1,300	26,207
Sala Corp.	200	1,368
Samco, Inc.	300	5,765
San Holdings, Inc.	400	3,973
San ju San Financial Group, Inc.	1,500	36,429
San-A Co. Ltd.	2,400	46,458
San-Ai Obbli Co. Ltd.	2,900	40,927
Sangetsu Corp.	3,100	64,744
San-In Godo Bank Ltd.	9,700	87,934
SANIX HOLDINGS, Inc.(1)	100	161
Sanken Electric Co. Ltd.(1)	1,400	77,493
Sanki Engineering Co. Ltd.	2,400	81,102
Sanko Gosei Ltd.	500	3,074
Sanko Metal Industrial Co. Ltd.	200	10,423
Sankyo Frontier Co. Ltd.	200	2,810
Sankyo Seiko Co. Ltd.	600	2,526
Sankyo Tateyama, Inc.	200	850
Sankyu, Inc.	2,800	155,568
Sanoh Industrial Co. Ltd.	900	4,922
Sansan, Inc.(1)	4,700	60,876
Sansei Technologies, Inc.	300	4,344
Sanshin Electronics Co. Ltd.	700	13,311
Santec Holdings Corp.	200	10,588
Sanyo Chemical Industries Ltd.	700	20,318
Sanyo Denki Co. Ltd.	500	33,755
Sanyo Electric Railway Co. Ltd.	300	4,372
Sanyo Shokai Ltd.	600	12,767
Sanyo Trading Co. Ltd.	600	6,525
Sato Corp.	1,400	21,335
Sato Shoji Corp.	300	3,513
Satori Electric Co. Ltd.	100	1,277
Sawai Group Holdings Co. Ltd.	5,500	69,837
SBI Insurance Group Co. Ltd.	200	2,142
SBS Holdings, Inc.	1,000	24,091
Scroll Corp.	1,000	7,453
SEC Carbon Ltd.	200	2,963
Segue Group Co. Ltd.	500	2,286
Seibu Electric & Machinery Co. Ltd.	200	2,897
Seika Corp.	500	19,779
Seikagaku Corp.	800	3,578
Seikitokyu Kogyo Co. Ltd.	1,400	14,580
Seiko Group Corp.	1,700	73,841
Seikoh Giken Co. Ltd.	300	17,176
Seino Holdings Co. Ltd.	6,200	96,747
Seiren Co. Ltd.	2,400	49,436

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Sekisui Jushi Corp.	1,700	$25,127
Sekisui Kasei Co. Ltd.	600	1,499
Senko Group Holdings Co. Ltd.	10,400	142,802
Senshu Electric Co. Ltd.	600	18,216
Senshu Ikeda Holdings, Inc.	19,900	86,879
Senshukai Co. Ltd.(1)	200	320
Septeni Holdings Co. Ltd.	5,000	14,035
SERAKU Co. Ltd.	400	4,446
Seria Co. Ltd.	2,600	53,254
Seven Bank Ltd.	39,300	77,360
SFP Holdings Co. Ltd.	200	2,998
Sharingtechnology, Inc.	1,400	10,674
Shibaura Electronics Co. Ltd.	1,000	47,943
Shibaura Machine Co. Ltd.(2)	1,300	36,579
Shibaura Mechatronics Corp.	900	66,437
Shibusawa Logistics Corp.	200	6,060
Shibuya Corp.	700	16,867
SHIFT, Inc.(1)	13,400	138,381
Shiga Bank Ltd.	2,500	110,587
Shikoku Bank Ltd.	2,300	22,107
Shikoku Electric Power Co., Inc.	11,000	103,007
Shikoku Kasei Holdings Corp.	1,600	23,357
Shima Seiki Manufacturing Ltd.	1,900	13,782
Shimadaya Corp.	100	1,171
Shimizu Bank Ltd.	200	2,566
Shimojima Co. Ltd.	200	1,734
Shin Nippon Air Technologies Co. Ltd.	1,800	37,696
Shin Nippon Biomedical Laboratories Ltd.	1,300	14,824
Shinagawa Refractories Co. Ltd.	1,400	18,336
Shindengen Electric Manufacturing Co. Ltd.	300	6,475
Shin-Etsu Polymer Co. Ltd.	2,000	25,238
Shinko Shoji Co. Ltd.	300	1,963
Shinmaywa Industries Ltd.	3,700	44,236
Shinnihon Corp.	1,400	17,871
Shinnihonseiyaku Co. Ltd.	600	9,888
Shinsho Corp.	800	12,274
Ship Healthcare Holdings, Inc.	4,700	71,033
Shizuoka Gas Co. Ltd.	300	2,295
SHO-BOND Holdings Co. Ltd.	1,000	34,643
Shoei Co. Ltd.	1,700	21,310
Showa Sangyo Co. Ltd.	1,200	24,387
SIGMAXYZ Holdings, Inc.	5,700	37,411
Siix Corp.	2,200	19,387
Simplex Holdings, Inc.	3,600	111,242
Sinanen Holdings Co. Ltd.	200	8,889
Sinfonia Technology Co. Ltd.	1,900	100,961
Sinko Industries Ltd.	1,500	12,762
Sintokogio Ltd.	1,300	8,618
SK-Electronics Co. Ltd.	100	2,009
SKY Perfect JSAT Holdings, Inc.	12,500	118,560
Smaregi, Inc.	600	13,766
SMK Corp.	100	1,529
SMS Co. Ltd.	800	8,536

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Socionext, Inc.(2)	6,000	$113,706
Soda Nikka Co. Ltd.	400	3,001
Sodick Co. Ltd.	4,300	24,880
Soft99 Corp.	200	3,338
Softcreate Holdings Corp.	300	4,678
Software Service, Inc.	100	9,980
Solasto Corp.	1,300	4,206
Sotetsu Holdings, Inc.	4,600	80,902
Sourcenext Corp.(1)	400	463
Sparx Group Co. Ltd.	400	4,184
SPK Corp.	200	3,158
S-Pool, Inc.	2,500	5,487
SRA Holdings	300	9,483
SRE Holdings Corp.	600	13,381
SRS Holdings Co. Ltd.	1,800	15,741
St. Marc Holdings Co. Ltd.	700	12,275
Star Micronics Co. Ltd.	1,700	19,404
Startia Holdings, Inc.	300	5,356
Starts Corp., Inc.	2,200	74,322
Starzen Co. Ltd.	2,700	21,863
Stella Chemifa Corp.	500	14,039
STI Foods Holdings, Inc.	300	2,607
Strike Co. Ltd.	600	17,490
Subaru Enterprise Co. Ltd.	100	2,371
Sugimoto & Co. Ltd.	400	4,870
SUMCO Corp.	22,900	190,532
Sumida Corp.	1,700	12,077
Sumiseki Holdings, Inc.	200	826
Sumitomo Bakelite Co. Ltd.	4,900	163,973
Sumitomo Densetsu Co. Ltd.	1,200	54,472
Sumitomo Heavy Industries Ltd.	6,900	152,503
Sumitomo Osaka Cement Co. Ltd.	2,000	53,247
Sumitomo Riko Co. Ltd.	2,000	29,778
Sumitomo Seika Chemicals Co. Ltd.	500	15,497
Sumitomo Warehouse Co. Ltd.	3,300	68,898
Sun Frontier Fudousan Co. Ltd.	1,900	30,151
Sun*, Inc.(1)	100	314
Sun-Wa Technos Corp.(2)	500	8,822
SUNWELS Co. Ltd.(1)	200	1,058
Suruga Bank Ltd.	10,200	101,934
Suzuken Co. Ltd.	700	27,685
Suzuki Co. Ltd.	500	7,226
SWCC Corp.	1,800	99,505
Synchro Food Co. Ltd.	1,300	5,171
System Support Holdings, Inc.	100	2,014
Systems Engineering Consultants Co. Ltd.	200	6,211
Systena Corp.	16,700	56,058
Syuppin Co. Ltd.	1,100	9,110
T Hasegawa Co. Ltd.	1,900	38,341
T RAD Co. Ltd.	100	4,566
Tachibana Eletech Co. Ltd.	300	5,901
Tachikawa Corp.	200	2,462
Tachi-S Co. Ltd.	1,900	25,097

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Tadano Ltd.	6,400	$44,925
Taiheiyo Cement Corp.	5,500	148,761
Taiho Kogyo Co. Ltd.	300	1,388
Taikisha Ltd.	3,100	61,100
Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	100	1,748
Taiyo Holdings Co. Ltd.	3,000	156,585
Taiyo Kagaku Co. Ltd.	200	2,865
Taiyo Yuden Co. Ltd.	8,000	162,170
Takachiho Koheki Co. Ltd.	900	11,869
Takamatsu Construction Group Co. Ltd.	900	19,957
Takamiya Co. Ltd.	500	1,228
Takaoka Toko Co. Ltd.	700	14,790
Takara & Co. Ltd.	700	18,770
Takara Bio, Inc.	2,200	13,534
Takara Holdings, Inc.	6,000	69,092
Takara Standard Co. Ltd.	3,100	55,557
Takasago International Corp.	800	45,984
Takashimaya Co. Ltd.	15,900	140,072
TAKEBISHI Corp.	200	2,626
Takeuchi Manufacturing Co. Ltd.	1,900	65,709
Taki Chemical Co. Ltd.	100	2,431
Tama Home Co. Ltd.	900	21,953
Tamron Co. Ltd.	6,500	44,474
Tamura Corp.	3,800	13,107
Tanabe Engineering Corp.	200	3,315
Tanseisha Co. Ltd.	3,000	28,075
Tauns Laboratories, Inc.	1,300	5,008
Tayca Corp.	300	2,593
Tazmo Co. Ltd.(2)	300	4,545
TDC Soft, Inc.	1,800	16,746
TechMatrix Corp.	2,100	28,311
Techno Ryowa Ltd.	600	20,160
TechnoPro Holdings, Inc.	6,900	225,274
Teijin Ltd.	11,400	96,968
Teikoku Electric Manufacturing Co. Ltd.	700	15,889
Teikoku Tsushin Kogyo Co. Ltd.	200	3,333
Tekken Corp.	600	13,709
Tenpos Holdings Co. Ltd.	100	2,363
Tenryu Saw Manufacturing Co. Ltd.	100	1,393
Tential, Inc.(1)	200	6,881
Tera Probe, Inc.	100	3,156
Terasaki Electric Co. Ltd.	600	16,773
TerraSky Co. Ltd.(1)	300	4,478
Tess Holdings Co. Ltd.	2,400	5,909
Tigers Polymer Corp.	200	1,273
Timee, Inc.(1)	3,200	50,149
TKC Corp.	1,500	44,879
TKP Corp.(1)	1,100	14,897
Toa Corp.	500	3,917
Toa Corp.	4,700	68,846
TOA ROAD Corp.	800	8,747
Toagosei Co. Ltd.	4,900	51,052
TOBISHIMA HOLDINGS, Inc.	1,100	15,732

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
TOC Co. Ltd.	1,300	$6,969
Tocalo Co. Ltd.	3,300	47,264
Tochigi Bank Ltd.	7,100	22,950
Toda Corp.	14,700	104,276
Toenec Corp.	2,800	27,002
Toho Bank Ltd.	12,600	33,779
Toho Co. Ltd.	200	4,781
Toho System Science Co. Ltd.	200	1,660
Toho Titanium Co. Ltd.	1,800	21,643
Tohokushinsha Film Corp.	1,400	6,456
Tokai Carbon Co. Ltd.	13,300	91,325
Tokai Corp.	400	5,876
TOKAI Holdings Corp.	6,300	44,847
Tokai Rika Co. Ltd.	3,000	53,420
Tokai Tokyo Financial Holdings, Inc.	12,800	50,446
Token Corp.	400	38,502
Tokushu Tokai Paper Co. Ltd.	200	5,767
Tokuyama Corp.	3,800	86,605
Tokyo Base Co. Ltd.	1,700	5,689
Tokyo Electron Device Ltd.	1,300	25,330
Tokyo Energy & Systems, Inc.	1,200	13,949
Tokyo Individualized Educational Institute, Inc.	400	937
Tokyo Kiraboshi Financial Group, Inc.	2,000	94,985
Tokyo Rope Manufacturing Co. Ltd.	300	3,046
Tokyo Sangyo Co. Ltd.	400	2,464
Tokyo Seimitsu Co. Ltd.	2,500	139,682
Tokyo Steel Manufacturing Co. Ltd.	3,400	38,246
Tokyo Tekko Co. Ltd.	500	20,272
Tokyotokeiba Co. Ltd.	800	28,721
Tokyu Construction Co. Ltd.	6,600	50,307
Toli Corp.	2,500	9,900
Tomen Devices Corp.	100	4,210
Tomoe Corp.	1,500	15,448
Tomoe Engineering Co. Ltd.	1,200	13,729
Tomoku Co. Ltd.	800	17,935
TOMONY Holdings, Inc.	12,100	51,907
Tomy Co. Ltd.	5,200	118,828
Topcon Corp.	400	8,889
Topre Corp.	2,100	30,887
Topy Industries Ltd.	500	9,918
Toridoll Holdings Corp.	2,400	80,536
Torigoe Co. Ltd.	300	2,011
Toshiba TEC Corp.	1,600	31,148
Tosho Co. Ltd.	100	475
Totech Corp.	2,000	43,279
Totetsu Kogyo Co. Ltd.	1,600	47,433
Tow Co. Ltd.	100	254
Towa Bank Ltd.	2,400	15,218
Towa Corp.(2)	1,900	22,129
Towa Pharmaceutical Co. Ltd.(2)	1,700	33,340
Toyo Engineering Corp.(2)	2,300	26,179
Toyo Gosei Co. Ltd.(2)	200	7,015
Toyo Kanetsu KK	400	11,856

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Toyo Securities Co. Ltd.	3,500	$12,794
Toyo Tanso Co. Ltd.	1,000	26,281
Toyo Tire Corp.	5,100	129,570
Toyobo Co. Ltd.	5,500	40,474
Toyoda Gosei Co. Ltd.	3,300	79,889
Toyokumo, Inc.	300	6,637
Toyota Boshoku Corp.	4,900	79,921
TPR Co. Ltd.	1,200	19,184
Traders Holdings Co. Ltd.	800	5,478
Transaction Co. Ltd.	2,000	16,871
Transcosmos, Inc.	1,600	39,055
TRE Holdings Corp.	2,200	22,878
Treasure Factory Co. Ltd.	900	10,881
Tri Chemical Laboratories, Inc.	1,600	34,860
Trinity Industrial Corp.	200	1,622
tripla Co. Ltd.(1)	200	2,894
Trusco Nakayama Corp.	2,900	47,595
TS Tech Co. Ltd.	5,000	62,875
TSI Holdings Co. Ltd.	3,300	24,060
Tsubaki Nakashima Co. Ltd.	1,400	3,388
Tsubakimoto Chain Co.	5,100	76,130
Tsubakimoto Kogyo Co. Ltd.	200	4,006
Tsuburaya Fields Holdings, Inc.	2,500	35,630
Tsugami Corp.	2,600	37,437
Tsukada Global Holdings, Inc.	500	2,470
Tsukishima Holdings Co. Ltd.(2)	2,300	47,673
Tsukuba Bank Ltd.	5,000	9,888
Tsumura & Co.	3,300	79,359
Tsurumi Manufacturing Co. Ltd.	100	2,657
Tsutsumi Jewelry Co. Ltd.	100	1,526
Tsuzuki Denki Co. Ltd.	500	10,805
TV Asahi Holdings Corp.	1,400	29,395
Tv Tokyo Holdings Corp.	300	9,199
TWOSTONE&Sons	600	3,514
UACJ Corp.	2,100	89,635
UBE Corp.	6,600	104,194
Uchida Yoko Co. Ltd.	500	36,334
Ukai Co. Ltd.	100	2,545
ULS Group, Inc.	200	10,537
Ulvac, Inc.	2,700	108,884
U-Next Holdings Co. Ltd.	4,800	67,654
Union Tool Co.(2)	600	36,345
Unipres Corp.	1,900	15,039
UNIRITA, Inc.	100	1,317
United Arrows Ltd.	1,100	15,537
United Super Markets Holdings, Inc.	5,438	35,505
Universal Entertainment Corp.(1)	2,000	14,048
User Local, Inc.	400	5,659
Ushio, Inc.	4,000	58,185
UT Group Co. Ltd.	1,100	20,158
V Technology Co. Ltd.	200	4,032
Valor Holdings Co. Ltd.	2,500	47,765
Valqua Ltd.	1,100	28,434

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Value HR Co. Ltd.	300	$3,113
ValueCommerce Co. Ltd.	2,600	14,073
Vector, Inc.	1,700	13,071
Vega Corp. Co. Ltd.	300	4,627
Vertex Corp.	800	8,961
Vision, Inc.	2,200	18,631
Visional, Inc.(1)	1,200	95,503
Vital KSK Holdings, Inc.	2,400	20,366
VRAIN Solution, Inc.(1)	100	1,818
VT Holdings Co. Ltd.	4,700	15,502
Wacom Co. Ltd.	7,200	35,281
Wakita & Co. Ltd.	2,000	24,956
Warabeya Nichiyo Holdings Co. Ltd.	1,100	21,049
Waseda Academy Co. Ltd.	600	11,253
WATAMI Co. Ltd.	1,600	10,598
WDI Corp.	100	2,044
Weathernews, Inc.	1,100	33,698
West Holdings Corp.	1,700	18,553
Will Group, Inc.	200	1,318
WingArc1st, Inc.	1,200	27,181
WIN-Partners Co. Ltd.	1,000	9,072
World Co. Ltd.	1,600	32,810
World Holdings Co. Ltd.	400	7,050
Wowow, Inc.	200	2,376
W-Scope Corp.(1)	700	1,196
Xebio Holdings Co. Ltd.	1,400	10,557
YAC Holdings Co. Ltd.	200	1,122
Yagi & Co. Ltd.	100	2,197
Yahagi Construction Co. Ltd.	1,400	20,812
YAKUODO Holdings Co. Ltd.	200	3,092
YAMABIKO Corp.	1,600	25,134
Yamae Group Holdings Co. Ltd.	1,100	20,056
Yamagata Bank Ltd.	1,600	17,251
Yamaguchi Financial Group, Inc.	11,100	132,731
Yamaichi Electronics Co. Ltd.	1,200	25,894
Yamami Co.	200	6,399
Yamanashi Chuo Bank Ltd.	2,300	47,974
Yamashin-Filter Corp.	1,700	7,509
Yamatane Corp.	1,000	20,204
Yamaura Corp.	200	1,866
Yamaya Corp.	100	1,629
Yamazen Corp.	2,600	24,161
Yaoko Co. Ltd.	1,000	62,262
Yellow Hat Ltd.	4,900	55,095
Yodogawa Steel Works Ltd.	7,300	67,845
Yokogawa Bridge Holdings Corp.	1,900	35,796
Yokorei Co. Ltd.	2,700	21,389
Yokowo Co. Ltd.	1,000	9,504
Yonex Co. Ltd.	4,600	130,033
Yonkyu Co. Ltd.	100	1,727
Yorozu Corp.	400	2,677
Yoshimura Food Holdings KK(1)	600	3,630
Yoshinoya Holdings Co. Ltd.	4,500	97,163

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Yossix Holdings Co. Ltd.	100	$1,787
Yotai Refractories Co. Ltd.	600	6,985
Yuasa Trading Co. Ltd.	1,000	33,318
Yukiguni Factory Co. Ltd.	1,100	8,018
Yurtec Corp.	3,200	57,258
Yushin Co.	400	1,681
Yushiro, Inc.	100	1,556
Yutaka Giken Co. Ltd.	100	2,053
Zacros Corp.	800	22,653
Zenhoren Co. Ltd.	600	3,615
Zenitaka Corp.	100	4,448
Zenkoku Hosho Co. Ltd.	200	4,574
Zenrin Co. Ltd.	2,100	14,926
Zeon Corp.	8,600	98,747
ZERIA Pharmaceutical Co. Ltd.	1,300	17,831
ZIGExN Co. Ltd.	3,300	11,842
Zojirushi Corp.	2,300	26,287
		40,257,610
Netherlands — 1.2%
Aalberts NV	3,519	123,282
Acomo NV	829	21,246
Alfen NV(1)(2)	525	6,071
AMG Critical Materials NV	1,492	45,872
Arcadis NV	2,005	92,506
Avantium NV(1)(2)	119	1,936
Basic-Fit NV(1)(2)	1,505	44,053
Brunel International NV(2)	643	6,506
Constellium SE(1)	5,280	76,507
Corbion NV	1,584	31,941
Ferrari Group PLC	896	9,211
Fugro NV(2)	3,495	48,202
IMCD NV	382	42,897
InPost SA(1)	7,398	107,532
Just Eat Takeaway.com NV(1)(2)	4,646	109,725
Koninklijke BAM Groep NV	12,582	112,152
Koninklijke Heijmans NV, CVA	1,176	80,837
Koninklijke Vopak NV	2,335	112,912
Nedap NV	129	13,643
OCI NV(1)	4,025	22,998
Pharming Group NV(1)(2)	21,000	30,882
PostNL NV(2)	9,870	11,141
SBM Offshore NV	5,581	152,581
SIF Holding NV(1)	311	2,813
Signify NV	3,825	101,008
Sligro Food Group NV	604	7,674
TKH Group NV, CVA(2)	955	38,675
Van Lanschot Kempen NV	896	54,753
		1,509,556
New Zealand — 0.5%
Air New Zealand Ltd.	239,083	83,220
Eroad Ltd.(1)	16,784	24,253
Fletcher Building Ltd.(1)	63,342	117,697
Freightways Group Ltd.	12,718	91,157

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
KMD Brands Ltd.(1)(2)	83,240	$11,784
Ryman Healthcare Ltd.(1)	23,705	33,346
SKYCITY Entertainment Group Ltd.(1)	118,364	48,829
Summerset Group Holdings Ltd.	25,391	164,569
Tourism Holdings Ltd.	1,244	1,657
		576,512
Norway — 1.9%
2020 Bulkers Ltd.	956	12,865
Aker Horizons ASA(1)	1,790	344
Aker Solutions ASA	22,579	69,962
AMSC ASA(1)	4,055	593
Atea ASA(1)	5,078	70,753
Austevoll Seafood ASA	5,702	52,890
Avance Gas Holding Ltd.(1)	1,285	31
B2 Impact ASA	13,550	22,948
Bakkafrost P	423	18,375
Bluenord ASA(1)	1,632	79,960
Borregaard ASA	2,515	52,286
Bouvet ASA	5,186	35,192
BW LPG Ltd.	5,617	87,671
BW Offshore Ltd.	5,193	19,404
Cadeler AS(1)	9,201	48,326
Cool Co. Ltd.	1,323	10,929
DNO ASA	31,126	47,423
DOF Group ASA	11,413	111,344
Elmera Group ASA	5,712	19,408
Endur ASA(1)	1,386	12,237
Europris ASA	10,671	103,239
FLEX LNG Ltd.(1)	1,493	40,829
Grieg Seafood ASA(1)	2,045	14,464
Himalaya Shipping Ltd.(1)	1,164	8,816
Hoegh Autoliners ASA	7,062	81,159
Kid ASA	2,125	31,171
Kitron ASA	14,325	83,245
Klaveness Combination Carriers ASA	389	2,903
Morrow Bank ASA	4,232	5,792
MPC Container Ships ASA	21,445	38,307
NEL ASA(1)	57,846	13,322
Noram Drilling AS(1)	605	1,639
Norbit ASA	2,698	54,769
Norconsult Norge AS	5,831	26,781
Nordic Mining ASA(1)	3,110	5,619
Nordic Semiconductor ASA(1)	1,246	20,628
Norske Skog ASA(1)	4,973	10,791
Norwegian Air Shuttle ASA	40,530	68,691
Odfjell Drilling Ltd.	6,806	54,920
OKEA ASA(1)	2,890	5,467
Panoro Energy ASA(1)	3,236	7,701
Protector Forsikring ASA	3,160	152,748
Public Property Invest AS	8,031	19,397
Rana Gruber ASA	1,462	9,653
Salmon Evolution ASA(1)	11,824	6,213
SATS ASA(1)	10,916	40,701

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Scatec ASA(1)	9,285	$97,736
Sea1 offshore, Inc.	3,160	8,026
Solstad Maritime Holding AS	3,871	9,776
Solstad Offshore ASA	1,285	7,219
SpareBank 1 Nord Norge	7,564	103,128
Sparebank 1 Oestlandet	2,763	51,490
SpareBank 1 SMN	8,095	154,608
Sparebanken Norge	2,900	48,992
Stolt-Nielsen Ltd.	1,539	50,029
TGS ASA	11,668	89,206
Veidekke ASA	6,223	98,569
Wilh Wilhelmsen Holding ASA, Class A	739	37,865
		2,438,550
Portugal — 0.4%
Altri SGPS SA(2)	3,815	22,452
Corticeira Amorim SGPS SA(2)	2,471	21,831
CTT-Correios de Portugal SA	8,160	70,074
Mota-Engil SGPS SA(2)	7,421	43,910
NOS SGPS SA	18,859	86,189
REN - Redes Energeticas Nacionais SGPS SA	50,009	174,936
Semapa-Sociedade de Investimento e Gestao	1,681	34,732
Sonae SGPS SA	26,254	39,257
Teixeira Duarte SA(1)(2)	26,757	12,806
		506,187
Singapore — 1.9%
AEM Holdings Ltd.(1)	5,551	6,604
Aztech Global Ltd.	26,800	13,996
Banyan Tree Holdings Ltd.	45,900	21,450
Capitaland India Trust	150,800	138,666
Centurion Corp. Ltd.	35,600	48,807
China Aviation Oil Singapore Corp. Ltd.	32,400	34,325
China Sunsine Chemical Holdings Ltd.	28,400	16,248
CNMC Goldmine Holdings Ltd.	40,800	20,005
ComfortDelGro Corp. Ltd.	304,900	344,469
COSCO Shipping International Singapore Co. Ltd.(1)(2)	21,200	1,999
CSE Global Ltd.	84,300	45,295
First Resources Ltd.	77,000	102,600
Frencken Group Ltd.	48,400	53,787
Geo Energy Resources Ltd.	102,600	28,778
Golden Agri-Resources Ltd.	989,400	216,132
Hong Leong Asia Ltd.	33,100	65,689
Hutchison Port Holdings Trust, U Shares	600,600	129,106
iFAST Corp. Ltd.	13,000	85,579
ISDN Holdings Ltd.	17,000	5,093
Keppel Infrastructure Trust	626,700	217,275
LHN Ltd.	23,500	14,835
Marco Polo Marine Ltd.	344,800	19,068
Nanofilm Technologies International Ltd.(2)	43,800	24,878
Oiltek International Ltd.	15,300	11,911
Pan-United Corp. Ltd.	36,300	33,945
Propnex Ltd.	20,800	38,915
Raffles Medical Group Ltd.	123,700	97,382
Rex International Holding Ltd.(1)	99,700	13,867

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
RH PetroGas Ltd.(1)	26,900	$3,829
Riverstone Holdings Ltd.(2)	90,800	50,935
Samudera Shipping Line Ltd.	24,600	19,741
Sheng Siong Group Ltd.	110,500	174,822
StarHub Ltd.	92,900	81,066
Super Hi International Holding Ltd.(1)	26,000	49,953
Wee Hur Holdings Ltd.	58,200	33,331
Yanlord Land Group Ltd.(1)(2)	103,500	57,205
Yoma Strategic Holdings Ltd.(1)	255,900	17,752
		2,339,338
South Africa — 0.2%
Anglogold Ashanti PLC (New York)	4,565	258,653
Spain — 1.6%
Acerinox SA	7,316	90,263
Aedas Homes SA	116	2,872
Almirall SA	2,898	37,899
Amper SA(1)(2)	91,224	13,902
Atresmedia Corp. de Medios de Comunicacion SA	3,276	19,982
Bankinter SA	29,430	439,218
CIE Automotive SA	1,367	43,142
Construcciones y Auxiliar de Ferrocarriles SA	725	43,893
Ebro Foods SA	2,264	46,538
Enagas SA	8,805	137,214
Ence Energia y Celulosa SA(2)	5,506	18,137
Ercros SA(1)	3,021	9,700
Faes Farma SA	10,306	50,747
Fluidra SA	3,237	92,296
Gestamp Automocion SA	6,183	25,003
Grenergy Renovables SA(1)	638	48,803
Indra Sistemas SA(2)	2,126	85,862
Laboratorios Farmaceuticos Rovi SA(2)	860	58,455
Logista Integral SA	2,386	78,206
Melia Hotels International SA	3,807	35,407
Neinor Homes SA(1)	995	19,825
Obrascon Huarte Lain SA(1)	38,090	18,023
Prosegur Cash SA	7,277	6,048
Prosegur Cia de Seguridad SA	5,376	16,693
Sacyr SA	21,902	92,440
Solaria Energia y Medio Ambiente SA(1)	1,465	23,732
Soltec Power Holdings SA(1)(2)	357	167
Tecnicas Reunidas SA(1)	1,974	52,415
Tubacex SA(2)	5,015	21,577
Tubos Reunidos SA(1)	1,758	1,051
Unicaja Banco SA	44,497	123,381
Vidrala SA	817	88,140
Viscofan SA	1,663	116,503
		1,957,534
Sweden — 4.5%
AcadeMedia AB	6,846	67,111
AddLife AB, B Shares	8,120	152,122
Addnode Group AB	8,181	97,791
AFRY AB	555	8,770
Alimak Group AB	5,100	84,868

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Alleima AB	12,232	$90,403
Ambea AB	5,454	73,519
AQ Group AB	4,011	82,405
Arjo AB, B Shares	14,098	51,551
Atrium Ljungberg AB, B Shares(2)	15,587	51,926
Attendo AB	6,941	48,483
Beijer Alma AB	1,539	40,932
Bergman & Beving AB	1,719	59,602
Better Collective AS(1)(2)	2,244	28,021
BICO Group AB(1)	679	1,693
Bilia AB, A Shares	4,203	51,823
Billerud Aktiebolag	13,020	124,406
BioGaia AB, B Shares	5,907	65,555
Bonava AB, B Shares(1)	9,077	10,709
BoneSupport Holding AB(1)	1,043	34,245
Boozt AB(1)(2)	2,905	28,239
Bredband2 i Skandinavien AB	54,874	18,907
Bufab AB	8,510	84,376
Bulten AB	1,111	6,461
Bure Equity AB	4,470	133,965
Byggmax Group AB	4,115	25,357
Catena AB	1,966	90,339
Cibus Nordic Real Estate AB publ	4,620	83,200
Cint Group AB(1)	17,146	12,774
Clas Ohlson AB, B Shares	3,237	114,479
Cloetta AB, B Shares	13,987	47,953
Coor Service Management Holding AB	7,916	39,109
Corem Property Group AB, B Shares(2)	38,793	18,878
Dios Fastigheter AB	7,924	53,779
Dynavox Group AB(1)	8,284	110,064
Electrolux AB, B Shares(1)	11,879	70,578
Electrolux Professional AB, B Shares	14,345	93,174
Elekta AB, B Shares	18,048	89,744
Embracer Group AB(1)(2)	3,917	35,025
Enad Global 7 AB(1)	3,276	4,065
Fastighetsbolaget Emilshus AB, Class B(1)	171	900
FastPartner AB, Class A	2,027	10,507
G5 Entertainment AB	312	3,066
GomSpace Group AB(1)(2)	2,932	4,985
Granges AB	7,785	114,195
Hanza AB	1,578	18,959
Haypp Group AB(1)	1,010	16,268
Heba Fastighets AB, Class B	4,519	14,663
Hemnet Group AB	5,035	131,068
Hexatronic Group AB(1)(2)	6,924	16,893
Hufvudstaden AB, A Shares	7,088	92,396
Humana AB	3,584	15,293
Humble Group AB(1)	25,231	21,012
IAR Systems Group AB	955	18,012
Instalco AB	13,620	35,964
Intea Fastigheter AB	4,388	33,885
Intellego Technologies AB(1)(2)	2,315	50,191
INVISIO AB	2,735	90,034

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Inwido AB	3,081	$59,665
JM AB	4,198	60,702
KNOW IT AB	1,205	13,706
Lindab International AB	5,191	115,325
Logistea AB, Class B	12,993	20,660
Loomis AB	3,493	154,870
Medcap AB(1)	937	60,854
Medicover AB, B Shares	506	14,173
MEKO AB	2,570	22,214
Mildef Group AB(2)	2,053	33,349
MIPS AB	1,557	66,066
Modern Times Group MTG AB, B Shares(1)	245	2,534
Munters Group AB	7,229	98,832
Mycronic AB	1,083	24,280
NCAB Group AB(1)	7,027	36,554
NCC AB, B Shares	6,167	126,601
Neobo Fastigheter AB(1)	8,560	14,833
Net Insight AB, B Shares(1)(2)	11,141	5,303
New Wave Group AB, B Shares	5,624	62,797
Nobia AB(1)	31,883	15,938
Nolato AB, B Shares	13,477	82,693
Note AB	1,224	24,306
NP3 Fastigheter AB	2,360	62,995
Nyfosa AB	10,425	90,412
Orron Energy AB(1)(2)	7,529	3,412
Ovzon AB(1)	4,913	19,083
Pandox AB	5,755	104,163
Paradox Interactive AB	2,335	42,742
Peab AB, Class B	11,241	87,703
Platzer Fastigheter Holding AB, B Shares	3,744	27,021
PowerCell Sweden AB(1)	1,110	3,210
Prevas AB, B Shares	130	969
Proact IT Group AB	1,245	12,042
RaySearch Laboratories AB	2,225	62,453
Rusta AB	3,786	29,645
Rvrc Holding AB	5,910	29,063
Samhallsbyggnadsbolaget i Norden AB(1)	32,243	16,297
Samhallsbyggnadsbolaget i Norden AB, D Shares(1)	6,223	5,453
Scandi Standard AB	2,281	23,522
Scandic Hotels Group AB	10,127	93,985
Sedana Medical AB(1)(2)	3,924	6,137
Sinch AB(1)	42,294	132,278
SkiStar AB	2,700	44,814
Smart Eye AB(1)(2)	2,118	18,006
Stillfront Group AB(1)	321	170
Storytel AB	2,930	24,407
Surgical Science Sweden AB(1)(2)	995	10,141
Sveafastigheter AB(1)(2)	4,852	19,436
SwedenCare AB(2)	2,554	10,796
Synsam AB	6,738	42,023
Teqnion AB(1)	432	6,474
Troax Group AB	2,335	34,826
Truecaller AB, B Shares(2)	20,317	96,322

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
VBG Group AB, B Shares	1,192	$37,632
Viaplay Group AB, B Shares(1)(2)	110,414	15,549
Vitec Software Group AB, B Shares	1,899	72,954
Vitrolife AB	2,734	39,483
Wihlborgs Fastigheter AB	8,293	82,390
Zinzino AB, Class B(2)	1,634	32,550
		5,631,505
Switzerland — 4.3%
Accelleron Industries AG	4,818	414,593
Allreal Holding AG	803	181,900
ALSO Holding AG	389	123,262
ams-OSRAM AG(1)	6,865	85,785
Arbonia AG	2,518	18,272
Aryzta AG(1)	1,427	131,447
Ascom Holding AG	1,659	9,531
Autoneum Holding AG(2)	210	41,688
Bachem Holding AG, Class B	1,506	119,902
Basilea Pharmaceutica Ag Allschwil(1)	529	31,187
Bell Food Group AG	83	26,160
Bossard Holding AG, Class A	274	58,051
Bucher Industries AG	344	163,438
Burckhardt Compression Holding AG	177	159,377
Burkhalter Holding AG	368	67,170
Bystronic AG	50	21,999
Cembra Money Bank AG	1,717	194,766
Cicor Technologies Ltd.(1)	167	38,631
Clariant AG(1)	10,595	108,857
Comet Holding AG	72	15,425
COSMO Pharmaceuticals NV	350	27,531
Daetwyler Holding AG, Bearer Shares	308	52,080
DKSH Holding AG	1,763	129,659
dormakaba Holding AG	189	175,844
Dottikon Es Holding AG(1)	106	37,798
EFG International AG(1)	3,894	77,406
Emmi AG	121	112,880
Forbo Holding AG	52	51,560
Galenica AG	1,852	198,411
Georg Fischer AG	1,022	81,728
Gurit Holding AG, Bearer Shares(1)(2)	60	1,071
Hiag Immobilien Holding AG	319	42,191
Huber & Suhner AG	648	98,065
Implenia AG	826	65,916
Inficon Holding AG	803	95,403
Interroll Holding AG	33	92,625
Intershop Holding AG	315	60,740
Kardex Holding AG	339	141,805
Komax Holding AG(1)(2)	226	24,137
LEM Holding SA(1)	24	15,708
Leonteq AG(2)	392	8,020
Medacta Group SA	353	64,268
Medmix AG	1,192	16,007
Mobilezone Holding AG	312	4,246
Mobimo Holding AG(1)	416	164,355

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Montana Aerospace AG(1)	1,579	$49,963
Novavest Real Estate AG(1)	307	15,312
OC Oerlikon Corp. AG Pfaffikon	9,356	34,442
PolyPeptide Group AG(1)	526	17,820
Rieter Holding AG(2)	60	4,247
Schweiter Technologies AG	40	15,741
Sensirion Holding AG(1)	296	24,480
SFS Group AG	981	134,980
Siegfried Holding AG(1)	1,965	206,234
SKAN Group AG	495	38,020
Softwareone Holding AG	6,282	54,222
Softwareone Holding AG	3,370	28,952
St. Galler Kantonalbank AG	101	63,629
Stadler Rail AG	2,651	70,561
Sulzer AG	384	71,959
Tecan Group AG	408	84,257
Temenos AG	2,222	197,576
TX Group AG	173	42,341
u-blox Holding AG(1)	467	79,133
Valiant Holding AG	814	134,504
Vetropack Holding AG	689	22,405
Vontobel Holding AG	1,489	113,585
Warteck Invest AG	3	7,388
Zehnder Group AG	572	51,171
		5,413,817
United Kingdom — 11.3%
4imprint Group PLC	1,193	54,300
Aberdeen Group PLC	97,290	256,070
Advanced Medical Solutions Group PLC	4,797	13,118
AFC Energy PLC(1)	5,112	656
AG Barr PLC	6,045	55,755
AJ Bell PLC	12,290	84,843
Alpha Group International PLC	1,577	89,021
Ashmore Group PLC	22,808	55,002
Ashtead Technology Holdings PLC(2)	539	2,699
ASOS PLC(1)(2)	1,504	5,638
Aston Martin Lagonda Global Holdings PLC(1)(2)	8,728	8,620
Atalaya Mining Copper SA	6,116	44,483
Auction Technology Group PLC(1)	9	41
Aviva PLC	16,409	144,497
Avon Technologies PLC	1,639	42,231
B&M European Value Retail SA	51,709	168,186
Babcock International Group PLC	10,267	140,955
Balfour Beatty PLC	21,738	174,419
Barratt Redrow PLC	16,767	81,514
Beazley PLC	26,796	283,669
Bellway PLC	6,218	195,876
Bloomsbury Publishing PLC	2,765	18,252
Bodycote PLC	7,453	63,054
boohoo Group PLC(1)(2)	26,756	5,513
BP Marsh & Partners PLC	396	3,720
Breedon Group PLC	5,917	29,400
Burberry Group PLC(1)	20,333	352,992

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Burford Capital Ltd.	3,106	$43,484
Burford Capital Ltd. (London)	8,937	123,899
Bytes Technology Group PLC	13,030	71,051
Capricorn Energy PLC(1)	2,092	6,037
Card Factory PLC	12,349	17,388
Carr's Group PLC	1,164	2,148
Central Asia Metals PLC	7,354	16,860
Ceres Power Holdings PLC(1)	3,021	4,815
Cerillion PLC(2)	778	14,616
Chemring Group PLC	11,668	84,680
Chesnara PLC	10,594	40,438
Churchill China PLC	178	1,035
Clarkson PLC	1,559	73,640
Close Brothers Group PLC(1)	10,146	63,057
CMC Markets PLC	5,831	17,296
Coats Group PLC	82,799	85,878
Cohort PLC(2)	2,178	37,747
Computacenter PLC	3,880	120,589
Conduit Holdings Ltd.	7,607	30,840
Costain Group PLC	17,133	31,094
Craneware PLC	975	28,157
Cranswick PLC	2,746	189,272
Crest Nicholson Holdings PLC	13,303	27,039
CVS Group PLC	4,306	71,493
Deliveroo PLC(1)	42,988	103,665
Diversified Energy Co. PLC	2,610	42,524
Dowlais Group PLC	55,112	58,114
Dr. Martens PLC	18,594	22,796
Drax Group PLC	20,882	183,421
Duke Capital Ltd.	15,621	6,228
Dunelm Group PLC	7,827	127,050
easyJet PLC	12,250	81,241
Ecora Resources PLC	6,127	5,922
Elementis PLC	18,385	40,399
Energean PLC(2)	8,136	104,940
EnQuest PLC	98,922	16,918
Essentra PLC	1,845	2,508
Everplay Group PLC	6,986	37,299
FDM Group Holdings PLC	6,103	10,494
Ferrexpo PLC(1)	17,229	12,858
Fevertree Drinks PLC	6,347	69,561
Firstgroup PLC	35,816	107,597
Fonix PLC	2,640	7,562
Foresight Group Holdings Ltd.	2,262	14,095
Forterra PLC	11,696	30,260
Foxtons Group PLC	13,357	10,113
Frasers Group PLC(1)	5,806	53,046
Frontier Developments PLC(1)	488	2,465
FRP Advisory Group PLC	13,415	24,661
Fuller Smith & Turner PLC, Class A	1,414	11,079
Funding Circle Holdings PLC(1)	12,478	24,538
Future PLC	409	4,014
Galliford Try Holdings PLC	5,092	29,474

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Games Workshop Group PLC	1,532	$319,837
Gamma Communications PLC	4,589	65,513
GB Group PLC	285	850
Genel Energy PLC(1)(2)	4,719	4,142
Genuit Group PLC	5,501	25,068
Genus PLC	3,304	116,469
Georgia Capital PLC(1)	1,746	53,719
Grafton Group PLC	9,294	109,792
Grainger PLC	31,129	81,853
Greencore Group PLC	18,208	61,309
Greggs PLC	4,781	101,967
Gulf Keystone Petroleum Ltd.	12,856	33,644
Gulf Marine Services PLC(1)	31,740	8,152
Gym Group PLC(1)	6,771	12,680
Halfords Group PLC	12,600	23,342
Harbour Energy PLC	16,007	49,382
Harworth Group PLC	4,728	11,268
Hays PLC	80,711	68,000
Helios Towers PLC(1)	46,206	81,936
Henry Boot PLC	2,182	6,994
Hill & Smith PLC	4,378	125,225
Hilton Food Group PLC	3,413	38,336
Hochschild Mining PLC	20,372	77,519
Hollywood Bowl Group PLC	8,433	28,753
Hostelworld Group PLC	3,317	5,168
Hunting PLC	8,004	35,541
Ibstock PLC	19,533	36,484
IG Group Holdings PLC	16,198	247,452
Impax Asset Management Group PLC	2,445	6,067
Inchcape PLC	18,242	164,582
Indivior PLC(1)	1,924	46,742
IntegraFin Holdings PLC	11,712	55,303
International Workplace Group PLC	37,041	101,502
IP Group PLC(1)	50,924	41,330
IQE PLC(1)	48,144	5,888
ITM Power PLC(1)(2)	23,050	20,672
ITV PLC	182,043	200,812
J D Wetherspoon PLC	4,429	41,562
JET2 PLC	8,510	187,404
John Wood Group PLC(1)	2,585	482
Johnson Matthey PLC	10,058	259,758
Johnson Service Group PLC	20,665	38,843
JTC PLC	1,258	19,664
Jubilee Metals Group PLC(1)(2)	128,301	5,966
Judges Scientific PLC	17	1,517
Jupiter Fund Management PLC	28,612	48,405
Just Group PLC	60,090	171,374
Kainos Group PLC	4,301	41,056
Keller Group PLC	3,742	67,513
Keystone Law Group PLC	1,020	8,275
Kier Group PLC	16,978	43,573
Kitwave Group PLC	617	1,893
Lancashire Holdings Ltd.	12,132	100,183

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Lion Finance Group PLC	2,409	$238,813
Liontrust Asset Management PLC	3,188	14,855
M&C Saatchi PLC(2)	4,188	9,048
Macfarlane Group PLC	5,232	6,719
Man Group PLC	45,108	99,674
Marshalls PLC	12,250	29,581
Marston's PLC(1)	33,821	17,610
Me Group International PLC	10,357	27,984
Mears Group PLC	5,285	24,516
Metals Exploration PLC(1)	90,313	15,629
Midwich Group PLC(2)	2,083	6,307
Mitchells & Butlers PLC(1)	13,884	48,343
Mitie Group PLC	78,151	147,924
MJ Gleeson PLC	1,890	8,682
Mobico Group PLC(1)	8,655	3,845
Molten Ventures PLC(1)	8,166	39,533
MONY Group PLC	28,306	76,487
Moonpig Group PLC	14,297	38,433
Morgan Advanced Materials PLC	10,988	31,344
Morgan Sindall Group PLC	2,008	113,403
Mortgage Advice Bureau Holdings Ltd.	1,911	18,350
MP Evans Group PLC	1,584	28,468
NCC Group PLC	11,881	23,313
Next 15 Group PLC	4,340	15,559
Nichols PLC	1,376	21,662
Ninety One PLC	15,064	38,632
Norcros PLC	2,693	9,983
Ocado Group PLC(1)	15,974	72,699
On the Beach Group PLC	8,988	35,256
OSB Group PLC	18,238	129,998
Oxford Biomedica PLC(1)(2)	1,652	12,614
Oxford Nanopore Technologies PLC(1)(2)	20,080	49,201
Pagegroup PLC	15,452	49,525
Pan African Resources PLC	118,871	101,685
Pantheon Resources PLC(1)(2)	10,781	4,418
Paragon Banking Group PLC	9,074	106,574
PayPoint PLC	2,808	27,061
Pennon Group PLC	27,096	173,362
Persimmon PLC	5,799	83,321
Pets at Home Group PLC	5,257	15,912
Phoenix Spree Deutschland Ltd.(1)	386	851
Pinewood Technologies Group PLC(1)	2,091	14,532
Plus500 Ltd.	4,123	168,953
Polar Capital Holdings PLC	3,496	21,716
Pollen Street Group Ltd.	1,275	15,166
PPHE Hotel Group Ltd.	1,034	18,001
Premier Foods PLC	31,293	79,839
Pulsar Group PLC(1)	1,507	804
PureTech Health PLC(1)	7,021	11,741
PZ Cussons PLC	5,331	4,977
QinetiQ Group PLC	26,910	172,984
Quilter PLC	90,592	200,994
Raspberry PI Holdings PLC(1)	87	497

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Rathbones Group PLC	2,812	$69,945
Reach PLC	17,876	16,620
Renew Holdings PLC	2,650	28,681
Renishaw PLC	1,706	74,460
Restore PLC	5,535	19,676
RHI Magnesita NV	1,153	31,822
Rockhopper Exploration PLC(1)	24,540	26,548
Rotork PLC	44,256	205,944
RS Group PLC	20,544	156,938
RWS Holdings PLC	10,634	12,683
S&U PLC(2)	84	2,076
S4 Capital PLC(2)	24,799	6,969
Sabre Insurance Group PLC	12,116	23,532
Saga PLC(1)(2)	6,631	19,249
Savills PLC	3,809	46,856
Secure Trust Bank PLC	1,073	16,099
Senior PLC	20,986	56,886
Serabi Gold PLC(1)	2,376	6,552
Serco Group PLC	59,613	176,106
Serica Energy PLC	14,128	34,413
Severfield PLC	12,977	5,704
SIG PLC(1)	18,941	2,690
Sigmaroc PLC(1)	56,705	88,147
Softcat PLC	7,708	167,824
SolGold PLC(1)(2)	59,620	12,104
Spectris PLC	235	12,859
Spire Healthcare Group PLC	16,448	48,292
Spirent Communications PLC	16,043	42,500
SSP Group PLC	43,633	90,762
SThree PLC	6,595	17,375
Strix Group PLC(1)(2)	8,546	5,318
Supreme PLC	2,646	6,435
Synthomer PLC(1)	6,338	5,193
Tate & Lyle PLC	18,167	130,629
TBC Bank Group PLC	2,264	133,907
Team Internet Group PLC(1)	4,269	3,559
Telecom Plus PLC	3,953	96,751
THG PLC(1)(2)	30,870	11,920
TP ICAP Group PLC	41,861	157,143
Travis Perkins PLC	9,877	79,456
Treatt PLC	2,341	7,031
Trustpilot Group PLC(1)	13,904	38,718
TT Electronics PLC	6,911	9,429
TUI AG(1)	27,700	284,005
Vanquis Banking Group PLC(1)	8,543	13,163
Vertu Motors PLC	14,636	11,766
Vesuvius PLC	10,125	51,185
Victorian Plumbing Group PLC	8,021	6,788
Victrex PLC	4,210	40,631
Vistry Group PLC(1)	18,085	149,350
Volex PLC	5,802	27,261
Volution Group PLC	9,862	84,264
Warpaint London PLC	64	275

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Watches of Switzerland Group PLC(1)	13,149	$58,033
Watkin Jones PLC(1)(2)	5,540	2,114
WH Smith PLC	4,974	46,405
Wickes Group PLC	14,155	38,207
XP Power Ltd.(1)	644	7,771
XPS Pensions Group PLC	8,741	41,119
Yellow Cake PLC(1)	11,782	82,264
YouGov PLC	2,106	9,892
Young & Co.'s Brewery PLC, Class A	766	8,649
Zigup PLC	11,922	50,726
Zotefoams PLC	2,381	13,351
		14,293,078
United States — 0.4%
Alcoa Corp.	301	9,540
Coeur Mining, Inc.(1)	8,084	106,305
Golar LNG Ltd.	4,253	186,366
Kingsway Financial Services, Inc.(1)	272	3,903
Lion Electric Co.(1)	1,425	10
Luxfer Holdings PLC	384	5,153
Pagaya Technologies Ltd., Class A(1)	637	23,493
Primo Brands Corp., Class A	4,581	115,029
Quanex Building Products Corp.	124	2,638
Quanex Building Products Corp. (London)	34	722
Viemed Healthcare, Inc.(1)	15	111
		453,270
TOTAL COMMON STOCKS (Cost $107,717,765)		125,497,737
WARRANTS — 0.0%
Italy — 0.0%
Fincantieri SpA(1)(2) (Cost $—)	531	1,429
RIGHTS — 0.0%
New Zealand — 0.0%
SKYCITY Entertainment Group Ltd.(1) (Cost $—)	35,332	208
SHORT-TERM INVESTMENTS — 1.0%
Money Market Funds — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	213,275	213,275
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,088,444	1,088,444
TOTAL SHORT-TERM INVESTMENTS (Cost $1,301,719)		1,301,719
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $109,019,484)		126,801,093
OTHER ASSETS AND LIABILITIES — (0.7)%		(870,552)
TOTAL NET ASSETS — 100.0%		$125,930,541

Schedule of Investments - Avantis International Small Cap Equity ETF

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	23.8%
Materials	15.7%
Consumer Discretionary	13.1%
Financials	12.7%
Information Technology	9.5%
Consumer Staples	5.5%
Energy	5.5%
Health Care	4.1%
Communication Services	3.6%
Real Estate	3.5%
Utilities	2.7%
Short-Term Investments	1.0%
Other Assets and Liabilities	(0.7)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $4,802,948. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $5,154,866, which includes securities collateral of $4,066,422.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,236,938	$124,260,799	—
Warrants	—	1,429	—
Rights	—	208	—
Short-Term Investments	1,301,719	—	—
	$2,538,657	$124,262,436	—

See Notes to Financial Statements.

Schedule of Investments - Avantis International Small Cap Value ETF
AUGUST 31, 2025

	Shares	Value
COMMON STOCKS — 99.7%
Australia — 9.3%
Adairs Ltd.	169,265	$302,236
Aeris Resources Ltd.(1)(2)	781,679	115,206
Alkane Resources Ltd.(1)(2)	2,548,519	1,759,823
Alliance Aviation Services Ltd.(1)	48,226	72,791
Appen Ltd.(1)	318	179
ARN Media Ltd.	1,042	313
Aurelia Metals Ltd.(1)	2,699,349	379,288
Aurizon Holdings Ltd.	4,412,751	9,345,120
Austal Ltd.(1)	1,698,383	8,627,993
Australian Agricultural Co. Ltd.(1)	232,563	214,664
Australian Finance Group Ltd.	355,586	650,556
Bank of Queensland Ltd.	9,178,082	43,588,635
Beach Energy Ltd.	42,859,229	33,586,467
Bega Cheese Ltd.	93,996	357,791
Bendigo & Adelaide Bank Ltd.	2,289,697	19,946,601
Bravura Solutions Ltd.	521,629	763,374
Capricorn Metals Ltd.(1)	1,849,406	12,528,884
Catalyst Metals Ltd.(1)	948,330	4,518,952
Cedar Woods Properties Ltd.	9,410	46,069
Challenger Ltd.	2,752,402	14,983,858
Champion Iron Ltd.(2)	8,666,374	25,442,512
Coast Entertainment Holdings Ltd.(1)	13,124	3,434
Coronado Global Resources, Inc.	10,100,758	2,405,612
Credit Corp. Group Ltd.	271,746	2,923,665
Dyno Nobel Ltd.	5,954,322	11,856,240
Elders Ltd.	214,574	1,043,202
Emeco Holdings Ltd.(1)(2)	576,877	403,489
Emerald Resources NL(1)(2)	242,184	604,362
EVT Ltd.	767,170	7,025,416
Findi Ltd.(1)	1,352	3,304
FleetPartners Group Ltd.(1)	3,720,123	6,858,568
GenusPlus Group Ltd.	24,129	82,933
Gold Road Resources Ltd.	6,869,867	15,142,589
GrainCorp Ltd., A Shares	4,003,518	20,902,037
Grange Resources Ltd.	4,529,711	592,826
GWA Group Ltd.	169,728	279,679
Harvey Norman Holdings Ltd.	4,723,939	21,254,002
Helia Group Ltd.	8,627,566	31,279,886
Humm Group Ltd.	547,656	225,541
Iluka Resources Ltd.	9,955,929	41,092,236
Infomedia Ltd.	454,108	497,275
Inghams Group Ltd.	8,718,482	15,441,694
Insignia Financial Ltd.(1)	1,549,984	4,558,991
JB Hi-Fi Ltd.	237,171	18,136,439
Karoon Energy Ltd.	22,462,220	25,814,293
Lindsay Australia Ltd.	43,815	19,481
MAC Copper Ltd.(1)	65,020	785,326
MAC Copper Ltd., Class A(1)	63,361	769,203
Macmahon Holdings Ltd.	809,023	230,962
Magellan Financial Group Ltd.	3,624,282	24,147,550

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Mayne Pharma Group Ltd.(1)(2)	28,748	$97,191
McMillan Shakespeare Ltd.	290,350	3,715,562
Metals X Ltd.(1)	895,033	373,524
Metcash Ltd.	1,527,148	4,190,792
Mineral Resources Ltd.(1)	691,398	16,783,065
Monadelphous Group Ltd.	652,169	9,133,759
Myer Holdings Ltd.	12,645,000	5,490,815
MyState Ltd.	26,465	74,188
New Hope Corp. Ltd.	11,386,347	32,916,335
nib holdings Ltd.	1,147,612	5,756,175
Nickel Industries Ltd.	3,473,038	1,583,613
NRW Holdings Ltd.	11,507,298	28,808,313
Nufarm Ltd.(1)	2,212,180	3,505,481
OFX Group Ltd.(1)(2)	103,793	54,944
Ora Banda Mining Ltd.(1)	158,575	89,068
Orora Ltd.	4,612,182	6,261,519
Perenti Ltd.	23,001,107	35,506,807
Perseus Mining Ltd.	33,531,105	84,037,321
Platinum Asset Management Ltd.(2)	10,058,881	5,265,327
Premier Investments Ltd.	637,322	9,285,743
Qube Holdings Ltd.	425,309	1,165,806
Ramelius Resources Ltd.	27,453,816	57,700,086
Regis Resources Ltd.(1)	20,223,002	60,915,163
Resimac Group Ltd.	17,380	11,819
Resolute Mining Ltd.(1)	59,156,366	25,219,953
Ridley Corp. Ltd.(2)	2,972,577	6,025,591
Sandfire Resources Ltd.(1)	2,833,890	23,190,565
Servcorp Ltd.	21,643	96,297
Seven West Media Ltd.(1)	3,136,102	287,546
Sims Ltd.	2,388,628	22,170,590
Southern Cross Electrical Engineering Ltd.	291,871	373,723
SRG Global Ltd.	1,076,938	1,381,887
Stanmore Resources Ltd.	4,452,417	5,420,339
Star Entertainment Group Ltd.(1)(2)	23,641,358	1,621,227
Super Retail Group Ltd.	3,591,679	44,095,797
Terracom Ltd.(2)	3,476,272	166,240
Tyro Payments Ltd.(1)	2,046,874	1,654,430
Vault Minerals Ltd.(1)	31,725,626	11,258,562
Viva Energy Group Ltd.(2)	12,821,840	18,066,389
West African Resources Ltd.(1)	25,167,203	50,070,842
Westgold Resources Ltd.(1)	2,632,022	5,999,292
Westgold Resources Ltd. (Toronto)(1)	192,598	436,145
Whitehaven Coal Ltd.	15,293,273	65,987,257
		1,087,856,635
Austria — 0.9%
AT&S Austria Technologie & Systemtechnik AG(1)	1,762,862	42,006,161
FACC AG(1)	5,448	53,257
Lenzing AG(1)	658,335	20,387,799
Oesterreichische Post AG	135,514	4,564,108
Porr AG	602,244	20,900,760
Semperit AG Holding	80,753	1,266,565
UNIQA Insurance Group AG	777,115	11,261,595
		100,440,245

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Belgium — 1.3%
Bekaert SA	838,790	$37,693,123
bpost SA(1)(2)	2,240,466	5,600,020
Cie d'Entreprises CFE(2)	26,716	276,907
Deceuninck NV(2)	130,781	323,720
EVS Broadcast Equipment SA	13,656	556,301
Gimv NV	22,288	1,149,197
KBC Ancora	236,360	18,305,991
Kinepolis Group NV(2)	62,260	2,484,790
Melexis NV	43,382	3,434,612
Ontex Group NV(1)(2)	515	3,926
Proximus SADP	1,499,731	13,000,347
Solvay SA	591,445	19,426,260
Tessenderlo Group SA(2)	171,319	5,224,148
Umicore SA	2,769,743	43,227,451
		150,706,793
Canada — 10.3%
ADENTRA, Inc.	47,855	1,197,638
ADF Group, Inc.(2)	33,224	209,260
Advantage Energy Ltd.(1)	2,568,213	20,776,092
Aecon Group, Inc.	46,589	692,381
Amerigo Resources Ltd.	7,300	11,907
Aris Mining Corp.(1)	1,789,937	15,574,870
Athabasca Oil Corp.(1)	2,078,635	9,111,576
AutoCanada, Inc.(1)(2)	2,418	58,560
B2Gold Corp.	23,962,065	98,929,558
Badger Infrastructure Solutions Ltd.	6,000	251,779
Baytex Energy Corp.(2)	13,051,607	28,985,620
Birchcliff Energy Ltd.	2,109,149	9,690,705
Black Diamond Group Ltd.	9,210	77,591
Bonterra Energy Corp.(1)(2)	29,334	73,690
Boralex, Inc., A Shares	400	8,412
Brookfield Wealth Solutions Ltd.(1)	21,985	1,442,668
Calfrac Well Services Ltd.(1)	28,265	69,564
Canacol Energy Ltd.(1)(2)	17,903	33,372
Canfor Corp.(1)	7,955	75,417
Capital Power Corp.	1,172,587	48,897,992
Cardinal Energy Ltd.	1,603,650	8,512,476
Cargojet, Inc.	7,500	550,697
Cascades, Inc.	937,096	6,707,433
Centerra Gold, Inc.	3,074,716	25,097,438
CES Energy Solutions Corp.	1,806,028	10,901,789
Chorus Aviation, Inc.	164,018	2,426,800
Doman Building Materials Group Ltd.	17,440	123,941
Dorel Industries, Inc., Class B(1)	59,305	52,251
Dundee Precious Metals, Inc.	875,143	16,223,935
Eldorado Gold Corp.(1)	777,252	19,270,711
Enerflex Ltd.	66,803	673,210
Ensign Energy Services, Inc.(1)(2)	1,969,169	3,183,133
Equinox Gold Corp.(1)(2)	2,623,987	22,946,870
ERO Copper Corp.(1)	34,730	498,690
Evertz Technologies Ltd.	300	2,645
Finning International, Inc.	484,139	20,072,723

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Fortuna Mining Corp.(1)	5,595,703	$43,148,866
Freehold Royalties Ltd.	188,286	1,834,395
Frontera Energy Corp.	480,751	2,131,848
goeasy Ltd.	6,100	946,258
Greenfire Resources Ltd.(1)(2)	7,540	39,310
Headwater Exploration, Inc.	2,731,889	13,546,557
High Liner Foods, Inc.	4	47
Hudbay Minerals, Inc.	3,691,701	44,299,874
IAMGOLD Corp.(1)	5,984,472	55,733,351
InPlay Oil Corp.	14,455	120,200
International Petroleum Corp.(1)(2)	876,485	16,267,960
Jaguar Mining, Inc.(1)	16,300	57,920
Journey Energy, Inc.(1)	73,676	157,722
Kelt Exploration Ltd.(1)(2)	1,466,230	7,174,475
Keyera Corp.	10	322
Laurentian Bank of Canada	176,935	3,929,455
Linamar Corp.	55,175	3,012,358
Lithium Argentina AG(1)(2)	100,200	342,184
Lotus Creek Exploration, Inc.(1)	105,740	107,022
Lundin Gold, Inc.	710,209	43,672,152
Major Drilling Group International, Inc.(1)	4,380	30,872
Martinrea International, Inc.	1,504,676	11,361,627
MDA Space Ltd.(1)	36,800	1,190,001
MEG Energy Corp.	1,895,115	38,982,778
Mullen Group Ltd.	326,494	3,273,617
National Bank of Canada	1	105
Neo Performance Materials, Inc.	13,947	178,431
New Gold, Inc.(1)	12,493,639	73,687,316
North American Construction Group Ltd.	408,584	5,584,244
North West Co., Inc.	464	17,048
Northland Power, Inc.	79,310	1,284,922
NuVista Energy Ltd.(1)	2,974,875	31,625,715
Obsidian Energy Ltd.(1)(2)	935,351	5,768,685
OceanaGold Corp.	3,956,584	72,312,417
Paramount Resources Ltd., A Shares	613,743	9,125,592
Parex Resources, Inc.	2,091,935	26,351,968
Pason Systems, Inc.	82,433	705,274
PetroTal Corp.	660,311	326,946
Peyto Exploration & Development Corp.	3,387,209	46,096,724
PHX Energy Services Corp.	10,940	61,895
Pine Cliff Energy Ltd.	102,156	43,887
Pizza Pizza Royalty Corp.	27,393	319,138
Polaris Renewable Energy, Inc.	1,870	17,252
Precision Drilling Corp.(1)(2)	105,520	6,108,305
Quipt Home Medical Corp.(1)	12,720	33,343
Real Matters, Inc.(1)(2)	190,973	891,351
Russel Metals, Inc.	405,047	12,269,236
South Bow Corp.(2)	548,484	15,200,277
Spartan Delta Corp.(1)(2)	2,131,486	7,573,926
SunOpta, Inc.(1)	104,336	651,839
Surge Energy, Inc.(2)	1,980,170	9,992,047
Tamarack Valley Energy Ltd.	9,963,049	39,102,075
Taseko Mines Ltd.(1)	1,780,978	5,809,722

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Torex Gold Resources, Inc.(1)	1,239,232	$41,336,308
Total Energy Services, Inc.	19,150	185,874
Transcontinental, Inc., Class A	101,404	1,503,321
Trican Well Service Ltd.	2,544,580	11,042,849
Valeura Energy, Inc.(1)	346,404	2,027,952
Vermilion Energy, Inc.	3,551,066	26,813,671
Wajax Corp.	6,600	114,377
West Fraser Timber Co. Ltd.	47	3,424
Western Forest Products, Inc.(1)	58,627	535,321
Whitecap Resources, Inc.	12,860,434	96,826,656
		1,216,303,998
China — 0.0%
CIFI Holdings Group Co. Ltd.(1)	2,024,000	58,559
Ever Sunshine Services Group Ltd.	182,000	45,607
		104,166
Denmark — 1.7%
Bang & Olufsen AS(1)	58,438	140,143
cBrain AS	459	13,452
D/S Norden AS	724,736	25,880,852
Dfds AS(1)	509,389	7,981,362
FLSmidth & Co. AS	34,722	2,372,263
H&H International AS, B Shares(1)	19,764	299,604
Jyske Bank AS	17,204	1,847,262
Nilfisk Holding AS(1)	1,198	20,166
NKT AS(1)	576,057	54,871,363
NNIT AS(1)	38,015	368,220
Per Aarsleff Holding AS	239,800	23,511,070
Schouw & Co. AS	6,127	568,470
Solar AS, B Shares	21,345	725,932
Sparekassen Sjaelland-Fyn AS	3,291	169,712
Sydbank AS	866,178	65,858,435
TORM PLC, Class A	929,389	19,942,915
		204,571,221
Finland — 1.0%
Bittium OYJ	16,141	225,865
Citycon OYJ	288,129	1,214,624
Finnair OYJ(1)(2)	3,275,122	12,037,876
Kalmar OYJ, B Shares	264,977	12,196,902
Kemira OYJ	202,203	4,674,671
Lassila & Tikanoja OYJ	61,252	748,451
Marimekko OYJ	199,443	2,797,549
Nokian Renkaat OYJ(2)	3,474,570	32,692,767
Outokumpu OYJ	2,968,068	12,211,485
Puuilo OYJ	1,495,167	23,321,580
Suominen OYJ(1)(2)	37,420	81,864
Tokmanni Group Corp.(2)	948,676	10,282,764
Verkkokauppa.com OYJ(1)(2)	49,734	219,388
		112,705,786
France — 2.9%
AKWEL SADIR	3,304	30,967
Antin Infrastructure Partners SA	3,365	44,892
Aperam SA	217,826	6,613,107
Ayvens SA	110,701	1,226,536

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Beneteau SACA(2)	233,003	$2,279,820
Catana Group(2)	31,465	125,848
Cie des Alpes	590,535	15,306,403
Clariane SE(1)	183,146	918,317
Coface SA	833,937	15,704,976
Derichebourg SA	2,784,199	19,488,074
Emeis SA(1)	261,592	3,739,171
Esso SA Francaise(2)	36,189	4,123,275
Etablissements Maurel et Prom SA	1,906,747	11,348,187
Euroapi SA(1)	566,846	1,999,625
Guillemot Corp.(1)	967	6,451
Imerys SA	104,884	2,679,623
Jacquet Metals SACA	61,360	1,410,152
Kaufman & Broad SA	183,444	6,152,322
La Francaise De L'energie SACA(1)	456	15,471
Maisons du Monde SA(1)(2)	233,729	535,953
Manitou BF SA	36,370	801,524
Mersen SA	181,321	5,146,111
Metropole Television SA	322,719	4,971,594
Nexans SA	91,203	13,905,743
Nexity SA(1)	29,387	296,909
Opmobility	1,007,539	16,249,401
OVH Groupe SA(1)(2)	80,505	960,373
Pullup Entertainment(1)	15,960	423,540
SES SA	7,551,067	52,781,435
SMCP SA(1)	301,044	2,240,468
Solutions 30 SE(1)	1,327,070	2,663,415
STIF SA	20,515	2,002,788
Television Francaise 1 SA	1,746,260	17,240,789
Ubisoft Entertainment SA(1)	1,540,249	16,851,447
Valeo SE	3,563,450	43,245,715
Vallourec SACA	2,329,158	41,814,751
Vicat SACA	170,938	11,966,514
VusionGroup	11,104	2,787,083
X-Fab Silicon Foundries SE(1)(2)	1,309,796	10,683,075
		340,781,845
Germany — 3.8%
2G Energy AG	55,907	2,405,458
7C Solarparken AG(1)	68,320	144,692
AlzChem Group AG	32,967	5,593,399
Aurubis AG	176,399	20,027,198
Baader Bank AG	7,082	43,504
BayWa AG(1)(2)	70,830	803,664
Bijou Brigitte AG	3,600	165,971
Borussia Dortmund GmbH & Co. KGaA	532,313	2,285,436
CANCOM SE	659	17,702
Cewe Stiftung & Co. KGaA	55,598	6,258,562
Deutsche Pfandbriefbank AG	780,124	4,825,432
Deutsche Rohstoff AG	46,334	2,194,195
Deutz AG	1,461,717	15,214,435
Draegerwerk AG & Co. KGaA	981	63,674
Draegerwerk AG & Co. KGaA, Preference Shares	16,490	1,279,161
Duerr AG	213,637	5,302,943

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Elmos Semiconductor SE	90,920	$8,681,889
flatexDEGIRO AG	1,614,074	53,405,761
Friedrich Vorwerk Group SE	29,612	2,496,708
Grand City Properties SA	427,695	5,516,634
Grenke AG	8,701	171,764
Heidelberger Druckmaschinen AG(1)	3,103,476	7,310,056
HelloFresh SE(1)	206,160	1,823,940
Hornbach Holding AG & Co. KGaA	186,103	22,651,702
HUGO BOSS AG	666,143	32,820,826
Indus Holding AG	96,809	2,543,635
Instone Real Estate Group SE	68,031	736,615
JOST Werke SE	175,676	10,768,809
Jungheinrich AG, Preference Shares	1,042,623	36,673,417
K&S AG	21,842	295,146
Kloeckner & Co. SE	552,792	3,811,407
Koenig & Bauer AG(1)	14,871	268,242
Kontron AG	97,281	2,781,954
Krones AG	146,626	22,550,743
Lang & Schwarz AG	32,486	779,773
Lanxess AG	1,000,252	28,379,362
Mutares SE & Co. KGaA(2)	304,144	10,165,360
Norma Group SE	87,160	1,621,226
ProCredit Holding AG	80,857	871,961
SAF-Holland SE	871,682	16,239,810
Salzgitter AG	72,089	1,880,150
Schaeffler AG	811,102	5,612,112
SGL Carbon SE(1)(2)	276,794	1,097,431
Siltronic AG	227,088	9,432,651
Sixt SE	166,303	16,450,953
Sixt SE, Preference Shares	128,487	8,960,188
SMA Solar Technology AG(1)	67,298	1,786,483
Steico SE	6,262	180,365
STO SE & Co. KGaA, Preference Shares	10,539	1,531,816
Suedzucker AG(2)	614,231	7,201,944
TAG Immobilien AG	1,291,890	23,145,463
thyssenkrupp AG	2,277,586	24,102,853
Wacker Neuson SE	293,882	8,631,713
Wuestenrot & Wuerttembergische AG	46,393	757,909
		450,764,197
Hong Kong — 1.5%
AustAsia Group Ltd.(1)	564,732	166,959
Bank of East Asia Ltd.	88,640	146,188
Bright Smart Securities & Commodities Group Ltd.(1)(2)	11,426,000	17,146,050
Cafe de Coral Holdings Ltd.	4,934,000	4,452,033
Chow Sang Sang Holdings International Ltd.	861,000	1,484,041
Citychamp Watch & Jewellery Group Ltd.(1)	1,194,000	49,742
Comba Telecom Systems Holdings Ltd.(1)	258,000	81,078
Crystal International Group Ltd.	34,500	30,538
Dah Sing Banking Group Ltd.	753,200	1,012,142
Dah Sing Financial Holdings Ltd.	844,800	3,843,337
Deep Source Holdings Ltd.(1)	1,510,000	161,251
Dream International Ltd.	304,000	557,876
E-Commodities Holdings Ltd.(2)	23,746,000	2,562,567

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Emperor Watch & Jewellery Ltd.	970,000	$39,890
FSE Lifestyle Services Ltd.	19,000	14,660
Giordano International Ltd.	108,000	21,615
G-Resources Group Ltd.	74,000	101,906
Hang Lung Group Ltd.	4,515,000	7,912,230
Hong Kong Technology Venture Co. Ltd.	580,000	107,311
Hutchison Telecommunications Hong Kong Holdings Ltd.	278,000	39,569
IGG, Inc.	1,334,000	812,631
Impro Precision Industries Ltd.	468,000	222,972
Johnson Electric Holdings Ltd.	7,047,820	25,896,110
JS Global Lifestyle Co. Ltd.(1)(2)	15,997,500	4,503,542
K Wah International Holdings Ltd.	2,583,000	734,057
Oriental Watch Holdings	1,104,000	493,035
Pacific Basin Shipping Ltd.	162,307,000	45,607,091
Pacific Textiles Holdings Ltd.	65,000	12,445
PAX Global Technology Ltd.	3,916,000	3,263,392
PC Partner Group Ltd.(2)	900,000	794,142
Regina Miracle International Holdings Ltd.	194,000	48,151
Shun Tak Holdings Ltd.(1)(2)	4,544,000	432,208
Singamas Container Holdings Ltd.	4,060,000	381,118
SmarTone Telecommunications Holdings Ltd.	218,000	130,646
Soundwill Holdings Ltd.(1)	500	385
Stella International Holdings Ltd.(2)	724,500	1,567,232
Sun Hung Kai & Co. Ltd.	484,000	257,800
SUNeVision Holdings Ltd.	95,000	93,333
Tai Hing Group Holdings Ltd.	245,000	32,739
Ten Pao Group Holdings Ltd.	412,000	117,105
Texhong International Group Ltd.	1,187,000	715,839
Texwinca Holdings Ltd.	440,000	45,323
TradeGo Fintech Ltd.(1)	652,000	183,535
Truly International Holdings Ltd.	718,000	110,984
United Energy Group Ltd.(2)	169,596,000	11,942,578
United Laboratories International Holdings Ltd.	16,258,000	32,078,391
Yue Yuen Industrial Holdings Ltd.	3,359,500	5,938,526
		176,346,293
Ireland — 0.2%
Dalata Hotel Group PLC	2,333,377	17,398,918
Glenveagh Properties PLC(1)	4,663,136	10,650,102
Uniphar PLC	120,092	569,329
		28,618,349
Israel — 4.0%
Adgar Investment & Development Ltd.(1)	1,910	3,087
AFI Properties Ltd.(1)	293	18,477
Airport City Ltd.(1)	58,449	1,061,948
Alony Hetz Properties & Investments Ltd.	486,287	5,526,110
Big Shopping Centers Ltd.	44,457	8,726,658
Clal Insurance Enterprises Holdings Ltd.	1,316,013	67,526,252
Delek Group Ltd.	209,573	46,240,798
Delta Galil Ltd.	5,775	301,461
Direct Finance of Direct Group 2006 Ltd.	486	71,510
Doral Group Renewable Energy Resources Ltd.(1)	5,006	24,028
El Al Israel Airlines(1)	980,161	3,916,849
Energix-Renewable Energies Ltd.	68,704	265,958

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Equital Ltd.(1)	104,622	$4,596,475
Fattal Holdings 1998 Ltd.(1)	56,086	9,141,297
FIBI Holdings Ltd.	360,139	27,298,525
First International Bank Of Israel Ltd.	35,323	2,504,627
Fox Wizel Ltd.	5,561	520,557
G City Ltd.	364,803	1,386,711
Harel Insurance Investments & Financial Services Ltd.	1,863,428	62,042,207
IDI Insurance Co. Ltd.	8,077	571,219
Ilex Medical Ltd.	657	12,059
Isracard Ltd.	2,671,090	10,753,772
Israel Corp. Ltd.	45,949	14,881,727
Isras Investment Co. Ltd.	2,006	527,328
Ituran Location & Control Ltd.	25	843
M Yochananof & Sons Ltd.	3,959	346,032
Menora Mivtachim Holdings Ltd.	382,314	37,062,318
Migdal Insurance & Financial Holdings Ltd.	5,893,606	21,229,872
Naphtha Israel Petroleum Corp. Ltd.	10,408	80,987
Nawi Group Ltd.	5,241	87,700
Nexxen International Ltd.(1)	20,821	208,952
Oil Refineries Ltd.	57,278,519	14,195,349
Partner Communications Co. Ltd.	2,284,581	21,415,001
Paz Retail & Energy Ltd.	19,664	3,709,185
Phoenix Financial Ltd.	712,564	25,196,601
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	5,508	501,687
Shikun & Binui Ltd.(1)	3,754,101	16,618,434
Shufersal Ltd.	1,530,648	19,000,704
Tera Light Ltd.(1)	19,433	62,038
Victory Supermarket Chain Ltd.	1,418	20,564
ZIM Integrated Shipping Services Ltd.	2,687,362	36,574,997
		464,230,904
Italy — 3.0%
Arnoldo Mondadori Editore SpA	17,972	43,649
Azimut Holding SpA	153,853	5,519,820
Banca IFIS SpA	315,538	8,530,300
Banco di Desio e della Brianza SpA	100,970	866,213
BFF Bank SpA(1)	210,636	2,758,042
Brembo NV(2)	60,288	667,414
Credito Emiliano SpA	33,066	519,884
d'Amico International Shipping SA	2,319,340	10,790,599
Danieli & C Officine Meccaniche SpA, Preference Shares	117,743	3,955,267
Digital Bros SpA(1)(2)	124,288	1,787,628
Digital Value SpA(2)	369	14,101
Enav SpA	769	3,785
ERG SpA	91,841	2,219,960
Esprinet SpA(2)	11,117	59,115
Fila SpA	17,701	180,615
Fincantieri SpA(1)	1,829,557	43,609,802
FNM SpA(2)	63,993	36,472
Gas Plus SpA	9,975	65,388
Geox SpA(1)(2)	92,709	33,926
Iveco Group NV	3,820,661	82,151,377
MFE-MediaForEurope NV, Class A(2)	4,363,223	15,895,157
MFE-MediaForEurope NV, Class B(2)	1,445,276	7,685,861

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
NewPrinces SpA(1)	4,375	$128,494
Orsero SpA	4,623	87,286
OVS SpA	9,293,492	44,814,510
RAI Way SpA	90,198	637,745
Saipem SpA(2)	14,440,616	40,578,166
Sesa SpA(2)	2,354	204,349
Webuild SpA(2)	17,446,249	78,614,397
		352,459,322
Japan — 32.6%
& ST HD Co. Ltd.	95,000	1,943,835
77 Bank Ltd.	610,400	23,416,123
Abalance Corp.(2)	69,600	512,294
AD Works Group Co. Ltd.	74,800	231,256
ADEKA Corp.	55,900	1,243,783
AEON Financial Service Co. Ltd.	2,797,400	28,113,744
Aeon Hokkaido Corp.	52,400	325,142
AFC-HD AMS Life Science Co. Ltd.	15,500	91,263
Ahresty Corp.	95,600	603,373
Aichi Corp.	278,100	2,486,619
Aichi Steel Corp.	461,800	9,027,040
Aiful Corp.	617,600	1,959,132
Aiphone Co. Ltd.	500	9,473
Air Water, Inc.	136,200	2,367,890
Airman Corp.(2)	67,900	963,800
Airport Facilities Co. Ltd.	39,400	276,140
Aisan Industry Co. Ltd.	1,055,500	13,935,967
Akebono Brake Industry Co. Ltd.(1)	16,500	12,655
Akita Bank Ltd.	18,200	433,585
Alconix Corp.	427,000	6,265,672
Allied Telesis Holdings KK	116,500	153,397
Alps Alpine Co. Ltd.	4,315,500	52,653,504
Amuse, Inc.	300	4,045
Amvis Holdings, Inc.	65,000	279,509
AOKI Holdings, Inc.	636,700	7,714,812
Aoyama Trading Co. Ltd.	361,800	6,005,742
Arata Corp.	491,600	10,157,808
ARCLANDS Corp.	808,500	9,922,926
Arcs Co. Ltd.	590,900	12,107,971
ARE Holdings, Inc.	455,800	6,329,487
Artience Co. Ltd.	319,700	6,632,720
Asahi Co. Ltd.(2)	51,700	482,865
Asahi Yukizai Corp.	93,300	2,821,911
Asanuma Corp.	861,700	4,995,184
Asia Pile Holdings Corp.	184,500	1,551,403
ASKUL Corp.	16,000	163,797
Autobacs Seven Co. Ltd.	28,000	297,030
Avex, Inc.	153,500	1,321,089
Awa Bank Ltd.	255,400	5,969,513
Axial Retailing, Inc.	846,900	6,624,226
Bando Chemical Industries Ltd.	356,000	4,814,507
Bank of Nagoya Ltd.	132,300	9,021,647
Bank of Saga Ltd.	65,300	1,284,059
Bank of the Ryukyus Ltd.(2)	389,000	3,475,337

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Belc Co. Ltd.	40,300	$2,014,392
Belluna Co. Ltd.	105,400	716,855
BML, Inc.	117,700	2,832,632
Bookoff Group Holdings Ltd.	16,500	168,733
Buffalo, Inc.	6,000	149,865
Bunka Shutter Co. Ltd.	433,100	7,634,542
Canon Electronics, Inc.	339,400	6,003,466
Carlit Co. Ltd.(2)	107,200	977,066
Cawachi Ltd.	40,600	771,555
Central Glass Co. Ltd.	282,700	6,443,348
Charm Care Corp. KK	3,200	22,895
Chiba Kogyo Bank Ltd.	550,100	5,589,470
Chori Co. Ltd.	22,200	582,894
Chubu Shiryo Co. Ltd.	46,500	546,935
Chubu Steel Plate Co. Ltd.	103,800	1,563,795
Chuetsu Pulp & Paper Co. Ltd.	10,800	126,569
Chugoku Marine Paints Ltd.	45,600	1,088,700
Citizen Watch Co. Ltd.	90,300	618,804
CKD Corp.	413,300	6,781,248
CMK Corp.	508,500	1,243,399
Cosmo Energy Holdings Co. Ltd.	325,500	15,642,837
Create SD Holdings Co. Ltd.	18,700	436,270
Credit Saison Co. Ltd.	552,400	14,027,521
CTI Engineering Co. Ltd.	98,200	1,955,931
Daicel Corp.	2,505,000	23,054,667
Daido Metal Co. Ltd.	12,800	79,142
Daido Steel Co. Ltd.	1,731,900	14,817,209
Daihatsu Infinearth Mfg Co. Ltd.	83,900	1,814,577
Daiichi Jitsugyo Co. Ltd.	83,100	1,522,352
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	300	1,401
Daiichikosho Co. Ltd.	36,600	419,104
Daiki Aluminium Industry Co. Ltd.	61,700	481,449
Daikoku Denki Co. Ltd.(2)	128,100	2,238,062
Daikokutenbussan Co. Ltd.	2,200	111,437
Daikyonishikawa Corp.	2,600	13,311
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	45,000	1,166,484
Daio Paper Corp.	1,337,200	7,911,221
Daishi Hokuetsu Financial Group, Inc.	649,000	17,350,150
Daishinku Corp.	39,600	155,218
Daito Pharmaceutical Co. Ltd.	63,800	530,828
Daitron Co. Ltd.	77,600	2,160,515
Daiwabo Holdings Co. Ltd.	1,217,100	25,804,935
DCM Holdings Co. Ltd.	45,100	451,797
Denka Co. Ltd.	884,500	13,376,965
DIC Corp.	1,538,400	35,578,561
DKS Co. Ltd.(2)	61,000	2,312,207
Doshisha Co. Ltd.	4,400	77,955
Dowa Holdings Co. Ltd.	669,700	23,513,080
DyDo Group Holdings, Inc.	8,800	147,374
Eagle Industry Co. Ltd.	244,700	4,168,208
Ebara Jitsugyo Co. Ltd.	200	5,508
Eco's Co. Ltd.	14,100	260,878
EDION Corp.	634,300	8,719,598

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Ehime Bank Ltd.	39,700	$323,906
Eizo Corp.	54,900	831,850
Elecom Co. Ltd.	8,900	111,133
Electric Power Development Co. Ltd.	550,300	10,491,499
Endo Lighting Corp.	41,900	632,879
Enplas Corp.	13,500	470,170
eRex Co. Ltd.	430,200	2,069,829
ERI Holdings Co. Ltd.	3,200	62,423
Exedy Corp.	553,900	19,931,368
EXEO Group, Inc.	25,300	373,222
Fast Fitness Japan, Inc.	5,100	64,943
FCC Co. Ltd.	847,200	18,005,190
Feed One Co. Ltd.	45,900	351,129
Ferrotec Corp.	1,212,600	31,693,846
FIDEA Holdings Co. Ltd.	31,110	334,197
First Bank of Toyama Ltd.(2)	676,900	5,925,445
Foster Electric Co. Ltd.	332,300	4,868,304
France Bed Holdings Co. Ltd.	18,000	154,654
Fudo Tetra Corp.	63,500	1,132,262
Fuji Co. Ltd.	371,100	5,058,953
Fuji Oil Co. Ltd.	388,000	875,178
Fuji Seal International, Inc.	371,500	7,262,061
Fujibo Holdings, Inc.	53,800	2,325,630
Fujikura Composites, Inc.	22,100	275,918
FuKoKu Co. Ltd.	97,300	1,242,122
Fukuyama Transporting Co. Ltd.	169,600	4,032,968
Furukawa Battery Co. Ltd.(1)	12,900	122,575
Furukawa Co. Ltd.	549,500	10,444,366
Furukawa Electric Co. Ltd.	690,900	43,067,303
Furuno Electric Co. Ltd.	546,900	20,733,630
Fuso Chemical Co. Ltd.	153,600	4,846,125
Futaba Industrial Co. Ltd.	1,373,400	8,798,650
Fuyo General Lease Co. Ltd.	762,800	22,591,611
G-7 Holdings, Inc.	1,400	12,751
Gakken Holdings Co. Ltd.	2,600	18,324
Gamecard-Joyco Holdings, Inc.	1,900	37,921
Gecoss Corp.	1,000	9,363
Genky DrugStores Co. Ltd.	34,300	1,053,236
Geo Holdings Corp.	449,600	5,047,899
GLOBERIDE, Inc.	13,400	215,316
Glory Ltd.	863,100	22,376,878
GMO Financial Holdings, Inc.	1,600	10,788
Godo Steel Ltd.	197,300	5,530,685
Good Com Asset Co. Ltd.(2)	45,800	467,970
Greens Co. Ltd.	14,000	253,639
GS Yuasa Corp.	1,509,400	33,835,561
GSI Creos Corp.	16,700	268,430
G-Tekt Corp.	659,700	8,822,865
Gunma Bank Ltd.	1,915,700	20,020,872
Gunze Ltd.	58,900	1,495,113
H.U. Group Holdings, Inc.	89,800	2,233,164
H2O Retailing Corp.	2,081,400	29,285,274
Hagihara Industries, Inc.	2,300	25,538

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Hagiwara Electric Holdings Co. Ltd.	125,100	$3,031,271
Halows Co. Ltd.	67,400	2,341,631
Hamakyorex Co. Ltd.	626,200	6,389,094
Hanwa Co. Ltd.	356,000	15,283,990
Happinet Corp.	122,100	5,717,410
Hazama Ando Corp.	1,616,500	18,804,092
Heiwa Corp.	74,100	1,096,545
Heiwa Real Estate Co. Ltd.	69,000	1,061,581
Heiwado Co. Ltd.	711,200	13,725,465
HI-LEX Corp.	158,700	3,065,651
Hino Motors Ltd.(1)	5,765,300	14,948,418
Hirano Tecseed Co. Ltd.	2,000	21,938
Hirogin Holdings, Inc.	570,600	5,422,038
HIS Co. Ltd.	509,900	5,159,140
Hochiki Corp.	13,000	314,297
Hodogaya Chemical Co. Ltd.	11,600	119,567
Hokkoku Financial Holdings, Inc.	113,800	4,726,144
Hokuetsu Corp.(2)	94,100	651,898
Hokuhoku Financial Group, Inc.	1,028,200	25,899,218
Hokuriku Electric Industry Co. Ltd.	3,700	50,952
Hokuto Corp.	144,700	1,843,007
H-One Co. Ltd.	125,500	1,254,060
Honeys Holdings Co. Ltd.	32,200	329,920
Hosiden Corp.	173,200	2,690,217
Hosokawa Micron Corp.	7,000	268,836
HS Holdings Co. Ltd.	75,600	541,890
Hyakugo Bank Ltd.	1,248,000	6,988,430
Hyakujushi Bank Ltd.	113,300	3,806,351
Ichikoh Industries Ltd.	26,600	79,481
Ichinen Holdings Co. Ltd.	40,300	489,801
IDEA Consultants, Inc.	200	4,390
IDOM, Inc.	240,800	1,636,713
Iino Kaiun Kaisha Ltd.(2)	1,954,000	15,832,350
i-mobile Co. Ltd.	165,600	719,412
Inabata & Co. Ltd.	512,900	12,016,200
Ines Corp.	200	2,414
I-Net Corp.	5,900	70,616
INFRONEER Holdings, Inc.	2,328,800	23,241,596
Integral Corp.	8,400	216,015
Inter Action Corp.(2)	20,000	192,927
Inui Global Logistics Co. Ltd.(2)	152,400	1,660,720
IPS, Inc.	1,200	24,277
Iriso Electronics Co. Ltd.	196,300	3,861,146
Iseki & Co. Ltd.	99,600	1,364,195
Ishihara Sangyo Kaisha Ltd.	490,600	8,157,142
Ito En Ltd.	685,600	15,743,907
Ito En Ltd., Preference Shares	107,800	1,318,365
Itochu Enex Co. Ltd.	697,900	9,154,431
Itochu-Shokuhin Co. Ltd.	3,900	265,971
IwaiCosmo Holdings, Inc.	200,600	3,577,348
Iwatani Corp.	1,001,800	10,916,125
Izumi Co. Ltd.	634,500	13,953,462
J Front Retailing Co. Ltd.	1,325,400	20,520,698

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
J Trust Co. Ltd.	868,200	$2,598,608
Jaccs Co. Ltd.	518,300	15,031,614
JAFCO Group Co. Ltd.	213,200	3,722,595
JANOME Corp.	11,500	89,463
Japan Aviation Electronics Industry Ltd.	310,200	5,289,236
Japan Cash Machine Co. Ltd.	102,800	698,072
Japan Electronic Materials Corp.(2)	128,200	2,412,287
Japan Engine Corp.(2)	31,800	2,300,446
Japan Lifeline Co. Ltd.	98,100	961,335
Japan Petroleum Exploration Co. Ltd.	3,481,500	28,558,747
Japan Pulp & Paper Co. Ltd.	734,300	3,453,539
Japan Transcity Corp.	206,700	1,654,926
JCR Pharmaceuticals Co. Ltd.	382,700	1,600,752
JGC Holdings Corp.	346,800	3,303,277
JK Holdings Co. Ltd.	3,700	30,894
JM Holdings Co. Ltd.	19,500	377,776
J-Oil Mills, Inc.	124,600	1,719,413
Joshin Denki Co. Ltd.	88,700	1,505,921
JSB Co. Ltd.	22,200	587,685
JSP Corp.	42,500	560,741
JTEKT Corp.	2,874,100	28,077,392
Juroku Financial Group, Inc.	394,500	14,487,187
JVCKenwood Corp.	5,323,100	44,427,403
Kaga Electronics Co. Ltd.	724,100	16,931,726
Kamei Corp.	298,700	5,721,133
Kanadevia Corp.	3,245,500	21,668,240
Kanamoto Co. Ltd.	977,100	23,199,039
Kaneka Corp.	963,800	28,190,823
Kanematsu Corp.	1,393,000	29,317,930
Kanto Denka Kogyo Co. Ltd.	1,416,000	8,148,483
Kato Sangyo Co. Ltd.	250,800	9,763,818
Kawada Technologies, Inc.	141,700	3,893,280
Keihan Holdings Co. Ltd.	117,500	2,563,878
KEIWA, Inc.	53,300	399,912
Keiyo Bank Ltd.	632,300	5,161,106
Kenko Mayonnaise Co. Ltd.	2,900	36,731
KH Neochem Co. Ltd.	363,100	6,880,690
Kimura Chemical Plants Co. Ltd.	6,400	42,094
Kitz Corp.	1,020,600	10,362,708
Kiyo Bank Ltd.	345,900	6,770,051
Koa Corp.	45,000	350,879
Koa Shoji Holdings Co. Ltd.	12,800	66,534
Kobe Steel Ltd.	450,700	5,530,916
Kohnan Shoji Co. Ltd.	299,400	8,087,039
Kojima Co. Ltd.	35,000	265,824
Komeri Co. Ltd.	357,200	8,062,042
Komori Corp.	356,700	3,709,510
Konica Minolta, Inc.(1)	691,000	2,347,716
Konishi Co. Ltd.	12,300	107,866
Konoike Transport Co. Ltd.	601,300	13,852,189
Koshidaka Holdings Co. Ltd.	21,500	201,007
KPP Group Holdings Co. Ltd.	388,200	2,151,771
Krosaki Harima Corp.	32,000	892,591

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
KRS Corp.(2)	83,300	$1,916,346
K's Holdings Corp.	1,052,300	10,723,673
Kumagai Gumi Co. Ltd.	279,200	8,952,660
Kurabo Industries Ltd.	84,200	4,336,968
Kuraray Co. Ltd.	1,123,400	13,384,995
Kureha Corp.	450,900	11,673,588
Kurimoto Ltd.	25,700	1,361,207
Kusurinomadoguchi, Inc.	2,900	77,309
KYB Corp.	839,600	21,622,204
Kyodo Printing Co. Ltd.	10,800	113,094
Kyoei Steel Ltd.	473,000	7,293,691
Kyokuto Securities Co. Ltd.(2)	28,800	311,258
Kyokuyo Co. Ltd.	42,600	1,348,647
Kyudenko Corp.	87,600	4,216,255
Kyushu Leasing Service Co. Ltd.	5,000	47,957
Lacto Japan Co. Ltd.	37,100	1,001,848
Life Corp.	974,000	16,255,361
Lintec Corp.	69,900	1,626,635
Macnica Holdings, Inc.	128,300	1,745,501
Maezawa Industries, Inc.	8,100	110,177
Mamiya-Op Co. Ltd.	10,100	130,489
Mars Group Holdings Corp.	7,300	156,001
Marudai Food Co. Ltd.	10,100	134,231
Maruha Nichiro Corp.	955,500	21,346,964
MARUKA FURUSATO Corp.	26,700	410,672
Maruzen Showa Unyu Co. Ltd.	70,300	3,466,857
Matsuda Sangyo Co. Ltd.	21,600	560,275
Maxell Ltd.	18,900	264,031
MCJ Co. Ltd.	397,200	3,830,655
Mebuki Financial Group, Inc.	626,800	3,853,020
Megachips Corp.	21,500	835,319
Megmilk Snow Brand Co. Ltd.	842,600	16,239,645
Meidensha Corp.	73,900	2,903,383
Meiji Shipping Group Co. Ltd.	35,500	174,335
Meiko Electronics Co. Ltd.	30,500	1,985,890
Meisei Industrial Co. Ltd.	190,000	2,089,754
METAWATER Co. Ltd.	197,700	4,020,322
Mie Kotsu Group Holdings, Inc.	10,800	38,976
Mikuni Corp.	22,300	58,007
MIMAKI ENGINEERING Co. Ltd.	201,900	2,413,016
Miraial Co. Ltd.	22,700	172,619
Mirait One Corp.	544,000	10,462,577
Mitsuba Corp.	808,000	5,099,894
Mitsubishi Kakoki Kaisha Ltd.	282,300	5,150,671
Mitsubishi Logisnext Co. Ltd.(2)	581,200	7,252,936
Mitsubishi Materials Corp.	56,000	959,431
Mitsubishi Paper Mills Ltd.(2)	259,700	1,198,075
Mitsubishi Research Institute, Inc.	26,500	859,481
Mitsubishi Steel Manufacturing Co. Ltd.	34,300	403,631
Mitsui E&S Co. Ltd.	1,398,100	43,066,269
Mitsui High-Tec, Inc.(2)	785,500	4,500,472
Mitsui Matsushima Holdings Co. Ltd.(2)	224,000	9,473,016
Mitsui Mining & Smelting Co. Ltd.	1,620,100	114,233,741

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Mitsui-Soko Holdings Co. Ltd.	778,700	$22,076,087
Mitsuuroko Group Holdings Co. Ltd.	85,600	1,250,801
Miyaji Engineering Group, Inc.	363,900	5,028,453
Miyazaki Bank Ltd.	173,300	5,145,175
Miyoshi Oil & Fat Co. Ltd.	4,300	61,069
Mizuho Leasing Co. Ltd.	2,415,800	20,911,581
Mizuho Medy Co. Ltd.	60,500	642,937
Modec, Inc.	789,600	42,216,502
Morinaga Milk Industry Co. Ltd.	752,100	16,880,266
Moriroku Co. Ltd.	6,600	109,529
Morita Holdings Corp.	166,100	2,476,825
MrMax Holdings Ltd.	3,100	18,216
Mugen Estate Co. Ltd.	17,200	236,456
Musashi Seimitsu Industry Co. Ltd.	710,600	15,661,268
Musashino Bank Ltd.	524,500	13,631,623
Muto Seiko Co.	2,300	26,555
Nachi-Fujikoshi Corp.	335,500	7,821,145
Nafco Co. Ltd.	2,400	31,905
Nagano Keiki Co. Ltd.	28,700	397,525
Nagase & Co. Ltd.	494,300	10,568,635
Nagoya Railroad Co. Ltd.	1,960,000	22,382,362
Nakayama Steel Works Ltd.(2)	432,100	1,995,428
Namura Shipbuilding Co. Ltd.(2)	1,603,500	37,919,485
Nankai Electric Railway Co. Ltd.	164,900	2,952,748
Nanto Bank Ltd.	335,400	11,232,647
NEC Capital Solutions Ltd.	81,000	2,122,182
NHK Spring Co. Ltd.	603,100	7,537,080
Nichicon Corp.	509,100	4,733,995
Nichimo Co. Ltd.	900	16,139
Nichireki Group Co. Ltd.(2)	13,000	246,553
Nichirin Co. Ltd.	6,300	159,145
Nihon Chouzai Co. Ltd.	78,700	2,085,031
Nihon Dempa Kogyo Co. Ltd.	910,200	5,677,300
Nihon House Holdings Co. Ltd.	6,000	13,206
Nihon Nohyaku Co. Ltd.	197,900	1,306,799
Nihon Yamamura Glass Co. Ltd.	12,700	253,335
Nikkiso Co. Ltd.	996,000	10,016,500
Nikkon Holdings Co. Ltd.	1,034,200	22,318,331
Nippn Corp.	387,800	5,986,380
Nippon Beet Sugar Manufacturing Co. Ltd.	10,800	198,697
Nippon Carbide Industries Co., Inc.	3,400	48,414
Nippon Chemical Industrial Co. Ltd.(2)	47,600	947,727
Nippon Chemi-Con Corp.(1)(2)	42,500	402,281
Nippon Coke & Engineering Co. Ltd.(1)	1,140,800	804,191
Nippon Concrete Industries Co. Ltd.	4,500	9,450
Nippon Denko Co. Ltd.	375,600	838,314
Nippon Densetsu Kogyo Co. Ltd.	54,500	1,002,407
Nippon Dry-Chemical Co. Ltd.	14,000	594,091
Nippon Kayaku Co. Ltd.	85,500	828,472
Nippon Light Metal Holdings Co. Ltd.	1,250,210	17,401,275
Nippon Paper Industries Co. Ltd.	2,288,000	18,792,917
Nippon Seiki Co. Ltd.	17,400	209,440
Nippon Seisen Co. Ltd.	1,800	13,683

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Nippon Shinyaku Co. Ltd.	9,700	$205,468
Nippon Shokubai Co. Ltd.	1,656,500	20,825,832
Nippon Signal Co. Ltd.	140,500	1,160,078
Nippon Soda Co. Ltd.	65,800	1,569,105
Nippon Thompson Co. Ltd.	23,900	101,373
Nippon Yakin Kogyo Co. Ltd.(2)	333,700	9,950,607
Nipro Corp.	2,607,000	26,593,399
Nishikawa Rubber Co. Ltd.	32,900	699,256
Nishi-Nippon Financial Holdings, Inc.	1,261,900	21,100,089
Nishi-Nippon Railroad Co. Ltd.	741,500	11,221,959
Nishio Holdings Co. Ltd.	416,700	11,804,101
Nissan Shatai Co. Ltd.	531,200	4,092,163
Nissan Tokyo Sales Holdings Co. Ltd.	66,200	228,751
Nissei ASB Machine Co. Ltd.	43,600	2,071,602
Nissha Co. Ltd.	800	7,318
Nisshin Oillio Group Ltd.	287,200	10,092,745
Nissui Corp.	3,742,800	25,417,548
Nittetsu Mining Co. Ltd.	261,200	14,951,915
Nitto Kogyo Corp.	22,600	539,045
Nittoc Construction Co. Ltd.	100	848
Nojima Corp.	1,221,800	27,431,971
NOK Corp.	1,161,700	20,218,965
Nomura Micro Science Co. Ltd.(2)	189,900	4,078,178
Noritsu Koki Co. Ltd.	270,500	3,062,138
Noritz Corp.	16,100	212,614
North Pacific Bank Ltd.	2,761,500	12,949,955
NPR-RIKEN Corp.	17,600	350,662
NS United Kaiun Kaisha Ltd.	325,900	10,977,168
NSK Ltd.	474,100	2,487,972
NTN Corp.	10,313,700	22,869,967
Ogaki Kyoritsu Bank Ltd.	201,400	4,262,966
Okasan Securities Group, Inc.	18,100	83,258
Oki Electric Industry Co. Ltd.	2,772,600	28,757,367
Okinawa Cellular Telephone Co.	120,300	4,105,028
Okinawa Financial Group, Inc.	119,800	3,001,645
Okura Industrial Co. Ltd.	52,300	1,743,887
Okuwa Co. Ltd.(2)	37,200	238,266
Onward Holdings Co. Ltd.	61,000	265,200
Orient Corp.	1,483,240	10,125,988
Oriental Shiraishi Corp.	543,700	1,531,287
Osaka Steel Co. Ltd.(2)	165,900	2,951,809
Osaki Electric Co. Ltd.	93,900	853,226
OSG Corp.	802,100	10,973,008
Pacific Industrial Co. Ltd.	1,036,000	16,053,418
Pack Corp.	7,500	60,178
Penta-Ocean Construction Co. Ltd.	6,896,600	49,780,970
Pharma Foods International Co. Ltd.	10,200	66,093
PILLAR Corp.(2)	78,300	2,129,026
Press Kogyo Co. Ltd.	2,793,500	12,401,385
Prima Meat Packers Ltd.	359,200	5,755,362
PS Construction Co. Ltd.	271,600	3,412,023
Raito Kogyo Co. Ltd.	44,900	1,005,904
Rasa Industries Ltd.	62,100	1,898,673

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Rengo Co. Ltd.	5,157,800	$32,177,005
RENOVA, Inc.(1)	441,300	2,523,464
Resorttrust, Inc.	1,591,000	20,316,702
Restar Corp.	217,600	3,834,650
Retail Partners Co. Ltd.	6,900	66,323
Ricoh Leasing Co. Ltd.	364,200	13,900,803
Riken Technos Corp.	161,600	1,284,377
Riken Vitamin Co. Ltd.	18,900	375,123
Round One Corp.	1,533,200	15,643,646
Ryobi Ltd.	644,900	11,568,022
RYODEN Corp.	6,400	133,266
Ryoyo Ryosan Holdings, Inc.	80,660	1,614,731
S Foods, Inc.	21,100	386,451
Sakai Chemical Industry Co. Ltd.	171,200	3,411,513
Sakata INX Corp.	516,800	7,868,310
Sala Corp.	118,400	810,037
San ju San Financial Group, Inc.	246,800	5,993,829
San-A Co. Ltd.	57,100	1,105,312
San-Ai Obbli Co. Ltd.	499,200	7,045,157
Sangetsu Corp.	337,400	7,046,691
San-In Godo Bank Ltd.	809,400	7,337,496
Sanken Electric Co. Ltd.(1)	25,600	1,417,018
Sanki Engineering Co. Ltd.	534,100	18,048,531
Sanko Gosei Ltd.	29,100	178,907
Sanko Metal Industrial Co. Ltd.	5,700	297,064
Sankyo Tateyama, Inc.	43,500	184,816
Sankyu, Inc.	350,500	19,473,778
Sanoh Industrial Co. Ltd.	155,100	848,240
Sanshin Electronics Co. Ltd.	109,100	2,074,599
Sanyo Chemical Industries Ltd.	32,100	931,742
Sanyo Denki Co. Ltd.	17,100	1,154,424
Sanyo Shokai Ltd.	31,200	663,906
Sanyo Trading Co. Ltd.	14,500	157,693
Sato Corp.	407,000	6,202,356
Satori Electric Co. Ltd.	12,100	154,570
SBS Holdings, Inc.	87,400	2,105,549
Scroll Corp.	279,300	2,081,600
SEC Carbon Ltd.	21,400	317,018
Seed Co. Ltd.	5,000	18,595
Seika Corp.	86,100	3,406,004
Seikitokyu Kogyo Co. Ltd.	13,800	143,713
Seiko Group Corp.	357,500	15,528,424
Senko Group Holdings Co. Ltd.	2,640,300	36,253,924
Senshu Electric Co. Ltd.	32,800	995,788
Senshu Ikeda Holdings, Inc.	4,793,800	20,928,716
Seven Bank Ltd.	1,765,100	3,474,500
Shibaura Machine Co. Ltd.	289,000	8,131,792
Shibuya Corp.	49,300	1,187,936
Shikoku Bank Ltd.	113,400	1,089,970
Shikoku Kasei Holdings Corp.	194,300	2,836,406
Shin Nippon Air Technologies Co. Ltd.	27,600	578,011
Shinagawa Refractories Co. Ltd.	179,100	2,345,745
Shindengen Electric Manufacturing Co. Ltd.	3,400	73,384

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Shinmaywa Industries Ltd.	988,600	$11,819,288
Shinnihon Corp.	265,800	3,392,914
Shinsho Corp.	44,300	679,689
Shinwa Co. Ltd.	900	20,078
Ship Healthcare Holdings, Inc.	488,500	7,382,870
Showa Sangyo Co. Ltd.	95,000	1,930,621
Siix Corp.	923,300	8,136,553
Sintokogio Ltd.	15,900	105,404
SK-Electronics Co. Ltd.	86,200	1,731,383
SKY Perfect JSAT Holdings, Inc.	1,608,100	15,252,475
Sodick Co. Ltd.	485,800	2,810,871
Soken Chemical & Engineering Co. Ltd.	25,600	291,417
Sotetsu Holdings, Inc.	169,200	2,975,789
S-Pool, Inc.	80,400	176,459
Star Micronics Co. Ltd.	800	9,131
Starts Corp., Inc.	392,300	13,252,900
St-Care Holding Corp.	11,200	60,042
Studio Alice Co. Ltd.(2)	11,800	169,643
Sumida Corp.	1,141,800	8,111,795
Sumiseki Holdings, Inc.	262,100	1,083,118
Sumitomo Heavy Industries Ltd.	65,800	1,454,302
Sumitomo Mitsui Construction Co. Ltd.	436,100	1,766,310
Sumitomo Osaka Cement Co. Ltd.	638,600	17,001,773
Sumitomo Riko Co. Ltd.	1,052,300	15,667,452
Sumitomo Seika Chemicals Co. Ltd.	62,300	1,930,959
Sumitomo Warehouse Co. Ltd.	122,000	2,547,134
Sun-Wa Technos Corp.	2,200	38,818
SUNWELS Co. Ltd.(1)	16,700	88,323
Suzuken Co. Ltd.	243,300	9,622,391
Suzuki Co. Ltd.	77,200	1,115,638
T RAD Co. Ltd.	4,600	210,016
Tachibana Eletech Co. Ltd.	4,000	78,676
Tachi-S Co. Ltd.	535,800	7,077,363
Taihei Dengyo Kaisha Ltd.	500	21,301
Taiheiyo Cement Corp.	579,300	15,668,574
Taiho Kogyo Co. Ltd.	22,800	105,482
Taikisha Ltd.	425,200	8,380,530
Taisei Oncho Co. Ltd.	3,400	98,435
Taiyo Yuden Co. Ltd.	219,200	4,443,469
Takamiya Co. Ltd.	1,600	3,928
Takaoka Toko Co. Ltd.	24,600	519,776
Takara Holdings, Inc.	507,400	5,842,905
Takara Standard Co. Ltd.	724,600	12,985,983
Takasago International Corp.	176,000	10,116,441
Takashimaya Co. Ltd.	3,331,400	29,348,143
Take & Give Needs Co. Ltd.	14,700	85,230
Tamura Corp.	277,500	957,190
Tanseisha Co. Ltd.	409,700	3,834,085
Tazmo Co. Ltd.(2)	99,600	1,508,974
Techno Ryowa Ltd.	43,600	1,464,927
Teijin Ltd.	4,115,000	35,002,149
Tekken Corp.	12,100	276,458
Tera Probe, Inc.	33,600	1,060,528

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Terasaki Electric Co. Ltd.(2)	16,000	$447,268
Tess Holdings Co. Ltd.	176,600	434,779
Toa Corp.	1,049,700	15,375,995
Toagosei Co. Ltd.	235,200	2,450,475
TOBISHIMA HOLDINGS, Inc.	13,700	195,931
Toenec Corp.	712,100	6,867,077
Toho Bank Ltd.	205,700	551,451
Toho Co. Ltd.	56,000	1,338,689
Toho Holdings Co. Ltd.(2)	421,000	15,555,110
Toho Titanium Co. Ltd.	226,400	2,722,204
Tokai Carbon Co. Ltd.	4,433,500	30,442,828
TOKAI Holdings Corp.	1,807,100	12,864,078
Tokai Rika Co. Ltd.	1,233,400	21,962,786
Tokuyama Corp.(2)	1,693,100	38,587,179
Tokyo Kiraboshi Financial Group, Inc.	644,200	30,594,652
Tokyo Steel Manufacturing Co. Ltd.	1,192,300	13,411,975
Tokyo Tekko Co. Ltd.	205,200	8,319,730
Tokyotokeiba Co. Ltd.	78,100	2,803,867
Tokyu Construction Co. Ltd.	1,607,200	12,250,518
Tomen Devices Corp.	1,700	71,578
Tomoku Co. Ltd.	76,000	1,703,871
TOMONY Holdings, Inc.	3,415,500	14,651,962
Topre Corp.	888,100	13,062,332
Topy Industries Ltd.	154,500	3,064,628
Torishima Pump Manufacturing Co. Ltd.(2)	47,500	642,540
Toshiba TEC Corp.	101,200	1,970,123
Totech Corp.	82,500	1,785,253
Totetsu Kogyo Co. Ltd.	3,600	106,723
Towa Bank Ltd.	48,500	307,531
Towa Pharmaceutical Co. Ltd.(2)	79,700	1,563,056
Toyo Construction Co. Ltd.	215,500	2,548,182
Toyo Gosei Co. Ltd.(2)	1,200	42,092
Toyo Kanetsu KK	31,800	942,537
Toyo Seikan Group Holdings Ltd.	16,400	398,506
Toyo Tanso Co. Ltd.	153,800	4,042,085
Toyo Tire Corp.	1,369,800	34,800,955
Toyobo Co. Ltd.	1,416,600	10,424,683
Toyoda Gosei Co. Ltd.	1,206,600	29,210,247
Toyota Boshoku Corp.	1,082,600	17,657,655
TPR Co. Ltd.	558,800	8,933,364
Traders Holdings Co. Ltd.	102,000	698,500
Transaction Media Networks, Inc.(1)	1,200	3,394
Transcosmos, Inc.	66,300	1,618,335
TRE Holdings Corp.	897,340	9,331,481
Trusco Nakayama Corp.	430,100	7,058,812
TS Tech Co. Ltd.	311,600	3,918,384
Tsubakimoto Chain Co.	751,700	11,221,027
Tsugami Corp.	488,700	7,036,675
Tsukuba Bank Ltd.(2)	303,900	601,016
Tsuzuki Denki Co. Ltd.	8,100	175,049
UACJ Corp.	831,100	35,474,051
UBE Corp.	213,400	3,368,926
Uchida Yoko Co. Ltd.	117,400	8,531,294

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Unipres Corp.	1,143,100	$9,047,949
United Arrows Ltd.	84,600	1,194,964
UNITED, Inc.(2)	3,900	16,856
Ushio, Inc.	52,100	757,864
V Technology Co. Ltd.	65,800	1,326,608
Valor Holdings Co. Ltd.	1,052,600	20,111,124
Vital KSK Holdings, Inc.	62,000	526,134
VT Holdings Co. Ltd.	610,800	2,014,639
Wacom Co. Ltd.	150,500	737,464
Wakita & Co. Ltd.	206,900	2,581,689
Warabeya Nichiyo Holdings Co. Ltd.	70,300	1,345,230
Wellnet Corp.	13,000	67,063
Xebio Holdings Co. Ltd.	53,100	400,413
Yahagi Construction Co. Ltd.	23,500	349,350
YAMABIKO Corp.	406,100	6,379,342
Yamae Group Holdings Co. Ltd.	372,900	6,799,150
Yamagata Bank Ltd.	900	9,704
Yamaichi Electronics Co. Ltd.	345,600	7,457,598
Yamax Corp.	10,100	141,468
Yashima Denki Co. Ltd.	2,500	36,636
YE DIGITAL Corp.	2,500	11,456
Yellow Hat Ltd.	244,800	2,752,487
Yokogawa Bridge Holdings Corp.	556,700	10,488,187
Yokorei Co. Ltd.	148,000	1,172,446
Yokowo Co. Ltd.	31,400	298,434
Yorozu Corp.	4,500	30,113
Yuasa Trading Co. Ltd.	310,400	10,341,748
Yurtec Corp.	653,900	11,700,388
Yushiro, Inc.	10,200	158,705
Zacros Corp.	116,900	3,310,220
Zenrin Co. Ltd.	181,600	1,290,704
Zeon Corp.	82,200	943,841
		3,830,632,193
Netherlands — 1.2%
Alfen NV(1)(2)	259,638	3,002,229
AMG Critical Materials NV	328,754	10,107,697
ASR Nederland NV	326,694	22,665,269
Basic-Fit NV(1)(2)	458,350	13,416,298
Brunel International NV(2)	57,248	579,239
Constellium SE(1)	785,573	11,382,953
Corbion NV(2)	115,088	2,320,749
Ferrari Group PLC	11,662	119,880
Flow Traders Ltd.(1)	279	8,267
ForFarmers NV	76,161	417,571
Fugro NV	1,385,057	19,102,369
InPost SA(1)	197,223	2,866,689
Koninklijke BAM Groep NV	742,470	6,618,165
Koninklijke Heijmans NV, CVA	441,482	30,346,958
Koninklijke Vopak NV	415,848	20,108,876
Nedap NV	2,971	314,204
SBM Offshore NV(2)	54,623	1,493,362
SIF Holding NV(1)(2)	8,083	73,120
Sligro Food Group NV	26,234	333,325
		145,277,220

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
New Zealand — 0.2%
Air New Zealand Ltd.(2)	40,076,559	$13,949,846
Fletcher Building Ltd.(1)(2)	3,710,651	6,894,859
KMD Brands Ltd.(1)(2)	431,191	61,040
Oceania Healthcare Ltd.(1)	3,297,560	1,226,214
SKYCITY Entertainment Group Ltd.(1)(2)	11,135,100	4,593,558
Warehouse Group Ltd.(1)	8,816	4,214
		26,729,731
Norway — 2.0%
2020 Bulkers Ltd.	46,204	621,751
ABG Sundal Collier Holding ASA	66,471	45,868
Aker Solutions ASA	916,104	2,838,588
Avance Gas Holding Ltd.(1)	44,441	1,061
Bluenord ASA(1)	89,177	4,369,211
Bonheur ASA	4,389	100,408
BW LPG Ltd.	1,939,495	30,271,810
BW Offshore Ltd.	2,175,976	8,130,627
Cool Co. Ltd.	43,961	363,150
DNO ASA	13,523,388	20,603,921
Grieg Seafood ASA(1)	20,821	147,269
Hoegh Autoliners ASA	2,539,932	29,189,894
Kid ASA	64,929	952,434
Klaveness Combination Carriers ASA	33,900	253,031
Kongsberg Automotive ASA(1)	94,622	16,716
Morrow Bank ASA	16,501	22,583
MPC Container Ships ASA	10,441,877	18,652,240
Nordic Mining ASA(1)	65,283	117,950
Norske Skog ASA(1)	1,457,995	3,163,837
Norwegian Air Shuttle ASA	18,279,630	30,980,774
Odfjell Drilling Ltd.	781,260	6,304,271
Odfjell SE, Class A	16,430	194,990
Odfjell Technology Ltd.	45	253
OKEA ASA(1)	12,819	24,249
Panoro Energy ASA(1)	244,215	581,159
Petronor E&P ASA(1)	26,297	27,793
Rana Gruber ASA	128,760	850,139
Scatec ASA(1)	728,183	7,665,018
Sea1 offshore, Inc.	155,087	393,888
Shelf Drilling Ltd.(1)	84,794	117,341
SpareBank 1 Nord Norge	2,162,204	29,479,567
SpareBank 1 SMN	360,790	6,890,797
Sparebanken Norge	51,061	862,619
Stolt-Nielsen Ltd.	347,511	11,296,750
TGS ASA	2,734,603	20,907,025
Wallenius Wilhelmsen ASA	418,233	3,913,890
		240,352,872
Portugal — 0.4%
Corticeira Amorim SGPS SA	7,383	65,228
CTT-Correios de Portugal SA	3,642,368	31,278,781
Mota-Engil SGPS SA(2)	1,557,664	9,216,673
Semapa-Sociedade de Investimento e Gestao	38,397	793,345
Teixeira Duarte SA(1)	1,458,317	697,930
		42,051,957

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Singapore — 1.6%
Aztech Global Ltd.	1,134,700	$592,583
Banyan Tree Holdings Ltd.	39,500	18,459
BRC Asia Ltd.	3,800	11,999
Bumitama Agri Ltd.	1,652,200	1,532,039
China Aviation Oil Singapore Corp. Ltd.	1,221,900	1,294,506
China Sunsine Chemical Holdings Ltd.	1,364,200	780,482
CNMC Goldmine Holdings Ltd.	1,675,400	821,483
CSE Global Ltd.	4,895,065	2,630,177
First Resources Ltd.	15,517,000	20,675,910
Food Empire Holdings Ltd.	334,200	622,631
Geo Energy Resources Ltd.(2)	36,961,500	10,367,224
Golden Agri-Resources Ltd.	43,442,000	9,489,797
Hafnia Ltd.	1,183,306	7,236,460
Hong Fok Corp. Ltd.	100	62
Hong Leong Asia Ltd.	1,121,200	2,225,084
Hour Glass Ltd.	112,800	176,643
Hutchison Port Holdings Trust, U Shares	56,979,900	12,248,456
Indofood Agri Resources Ltd.	178,900	50,151
InnoTek Ltd.	87,700	26,996
ISDN Holdings Ltd.	1,490,164	446,419
Keppel Infrastructure Trust	6,825,500	2,366,381
LHN Ltd.	1,369,489	864,523
Marco Polo Marine Ltd.(2)	12,682,000	701,330
Pan-United Corp. Ltd.	251,000	234,714
QAF Ltd.	42,700	29,632
Raffles Medical Group Ltd.	1,431,400	1,126,858
Rex International Holding Ltd.(1)(2)(3)	73,546,500	10,229,389
RH PetroGas Ltd.(1)	9,989,000	1,421,839
Riverstone Holdings Ltd.(2)	19,900	11,163
Samudera Shipping Line Ltd.	14,106,000	11,319,760
Tuan Sing Holdings Ltd.	53,716	11,719
Wee Hur Holdings Ltd.(2)	22,934,900	13,134,686
Yangzijiang Financial Holding Ltd.	88,584,200	72,473,764
Yanlord Land Group Ltd.(1)(2)	7,611,000	4,206,615
		189,379,934
South Africa — 0.0%
Anglogold Ashanti PLC (New York)	3,354	190,038
Spain — 1.6%
Acerinox SA	2,574,134	31,759,094
Amper SA(1)(2)	97,950	14,927
Atresmedia Corp. de Medios de Comunicacion SA(2)	821,744	5,012,207
Audax Renovables SA(1)(2)	35,565	59,582
Bankinter SA	3,449,342	51,478,552
Construcciones y Auxiliar de Ferrocarriles SA	71,597	4,334,652
Ence Energia y Celulosa SA(2)	413,204	1,361,094
Ercros SA(1)	119,724	384,421
Gestamp Automocion SA	3,742,438	15,133,959
Grenergy Renovables SA(1)	22,454	1,717,581
Grupo Catalana Occidente SA	32,582	1,866,851
Melia Hotels International SA	929,311	8,643,010
Miquel y Costas & Miquel SA	215	3,612
Obrascon Huarte Lain SA(1)	2,233,256	1,056,703

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Prosegur Cia de Seguridad SA	29,554	$91,768
Sacyr SA	6,107,109	25,775,813
Solaria Energia y Medio Ambiente SA(1)	67,838	1,098,911
Tecnicas Reunidas SA(1)	247,117	6,561,617
Tubacex SA(2)	94,596	406,990
Tubos Reunidos SA(1)(2)	29,396	17,579
Unicaja Banco SA	8,666,792	24,031,308
Vidrala SA	60,817	6,561,127
Viscofan SA	10,109	708,196
		188,079,554
Sweden — 4.5%
AcadeMedia AB	510,330	5,002,733
Alleima AB	3,010,515	22,249,880
Alligo AB, Class B	31,826	355,369
AQ Group AB	287,936	5,915,601
Arjo AB, B Shares	971,568	3,552,644
Avanza Bank Holding AB	92,809	3,507,654
Bahnhof AB, B Shares	2,322	15,307
Beijer Alma AB	66,874	1,778,602
BICO Group AB(1)	762	1,900
Bilia AB, A Shares	1,553,283	19,151,812
Billerud Aktiebolag	2,710,196	25,895,966
Bonava AB, B Shares(1)	1,875,333	2,212,498
Boozt AB(1)(2)	385	3,743
Bufab AB	874,382	8,669,430
Bulten AB	2,600	15,121
Bure Equity AB	378,595	11,346,403
Byggmax Group AB	142,408	877,533
Cibus Nordic Real Estate AB publ	286,804	5,164,947
Cint Group AB(1)	3,189,019	2,375,942
Clas Ohlson AB, B Shares	1,539,027	54,429,003
Cloetta AB, B Shares	428,679	1,469,669
Corem Property Group AB, B Shares	15,096,988	7,346,755
CTT Systems AB	5,014	121,155
Dios Fastigheter AB	1,245,201	8,450,977
Dynavox Group AB(1)	1,303,483	17,318,567
Electrolux AB, B Shares(1)	1,633,504	9,705,289
Elekta AB, B Shares	472,058	2,347,317
Embracer Group AB(1)(2)	326,500	2,919,467
Enad Global 7 AB(1)	170,157	211,136
G5 Entertainment AB(2)	33,668	330,838
GomSpace Group AB(1)(2)	889,805	1,512,745
Granges AB	1,628,961	23,894,503
Hanza AB	65,190	783,248
Haypp Group AB(1)	8,433	135,828
Hexatronic Group AB(1)(2)	2,293,081	5,594,439
Hoist Finance AB	256,700	2,726,829
IAR Systems Group AB	8,134	153,409
INVISIO AB	7,597	250,087
JM AB	670,928	9,701,502
Kopparbergs Bryggeri AB, B Shares	11,841	141,197
Loomis AB	1,160,032	51,432,620
Medcap AB(1)	8,572	556,714

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
MEKO AB	167,666	$1,449,219
NCC AB, B Shares	1,976,566	40,576,538
Net Insight AB, B Shares(1)(2)	407,993	194,206
New Wave Group AB, B Shares	777,526	8,681,714
Nobia AB(1)	2,527,820	1,263,623
Nolato AB, B Shares	43,888	269,289
Norion Bank AB(1)	213,077	1,561,146
Note AB	177,542	3,525,546
NP3 Fastigheter AB	59,737	1,594,543
Nyfosa AB(2)	2,108,739	18,288,308
Pandox AB	674,091	12,200,759
Paradox Interactive AB	700,612	12,824,630
Peab AB, Class B	4,541,474	35,432,952
Platzer Fastigheter Holding AB, B Shares(2)	150,164	1,083,773
Plejd AB(1)	28,666	2,665,337
RaySearch Laboratories AB(2)	468,606	13,153,248
Rottneros AB(1)	12,445	4,712
Rusta AB	219,266	1,716,877
Rvrc Holding AB	80,633	396,516
Samhallsbyggnadsbolaget i Norden AB, D Shares(1)(2)	14,624	12,815
Saniona AB(1)	179,726	250,551
Scandi Standard AB	753,029	7,765,209
SkiStar AB	1,111,190	18,443,190
Storytel AB	16,472	137,214
TF Bank AB	8,721	145,756
Troax Group AB(2)	90,971	1,356,811
Truecaller AB, B Shares(2)	2,796,160	13,256,519
VBG Group AB, B Shares(2)	2,146	67,750
Viaplay Group AB, B Shares(1)(2)	4,689,611	660,422
Wihlborgs Fastigheter AB(2)	368,778	3,663,749
Zinzino AB, Class B(2)	81,445	1,622,402
		523,891,703
Switzerland — 4.2%
ALSO Holding AG(2)	79,702	25,255,129
Arbonia AG	220,958	1,603,416
Ascom Holding AG	26,445	151,929
Autoneum Holding AG(2)	126,188	25,049,858
Basilea Pharmaceutica Ag Allschwil(1)	94,747	5,585,851
Bell Food Group AG	12,597	3,970,291
Bossard Holding AG, Class A	39,111	8,286,238
Bucher Industries AG	87,278	41,466,604
Burckhardt Compression Holding AG	18,095	16,293,421
Burkhalter Holding AG	12,691	2,316,437
Bystronic AG(2)	1,493	656,884
Cembra Money Bank AG	127,608	14,475,077
Cicor Technologies Ltd.(1)	26,034	6,022,334
Clariant AG(1)	1,127,243	11,581,735
Coltene Holding AG(1)(2)	5,446	356,183
COSMO Pharmaceuticals NV	18,057	1,420,387
Daetwyler Holding AG, Bearer Shares	38,502	6,510,400
DKSH Holding AG	82,445	6,063,358
dormakaba Holding AG	8,097	7,533,383
EFG International AG(1)	1,640,520	32,610,893

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Emmi AG	4,967	$4,633,670
Forbo Holding AG(2)	9,727	9,644,728
Gurit Holding AG, Bearer Shares(1)(2)	7,556	134,909
Huber & Suhner AG	1,567	237,142
Implenia AG	181,547	14,487,819
Interroll Holding AG	263	738,190
Komax Holding AG(1)(2)	21,623	2,309,330
Leonteq AG(2)	198,162	4,054,096
Medmix AG(2)	20,915	280,863
Metall Zug AG, B Shares	13	15,592
Mobimo Holding AG(1)	2,058	813,081
Montana Aerospace AG(1)	30,415	962,394
OC Oerlikon Corp. AG Pfaffikon(2)	162,925	599,763
PolyPeptide Group AG(1)(2)	14,815	501,915
Schweiter Technologies AG	2,271	893,672
SFS Group AG	66,892	9,203,991
Siegfried Holding AG(1)	134,609	14,127,677
Stadler Rail AG	1,122,154	29,867,933
Swiss Steel Holding AG(1)(2)	9,470	17,753
Swissquote Group Holding SA	156,232	102,452,024
u-blox Holding AG(1)	73,696	12,487,731
Valiant Holding AG	247,227	40,851,464
Vetropack Holding AG	53,417	1,737,051
Vontobel Holding AG	151,508	11,557,446
V-ZUG Holding AG	347	19,722
Zehnder Group AG	125,376	11,216,118
		491,055,882
United Kingdom — 11.5%
4imprint Group PLC	21,546	980,676
Alpha Group International PLC	35,939	2,028,738
Anglo Asian Mining PLC(1)(2)	586,267	1,463,402
ASOS PLC(1)(2)	110,022	412,452
Aston Martin Lagonda Global Holdings PLC(1)(2)	758	749
Atalaya Mining Copper SA	668,504	4,862,167
Aviva PLC	528,108	4,650,492
Barratt Redrow PLC	1,700,817	8,268,628
Bellway PLC	458,015	14,428,145
Berkeley Group Holdings PLC	120,584	5,868,166
Bodycote PLC	107,422	908,814
boohoo Group PLC(1)(2)	9,134,851	1,882,335
Burberry Group PLC(1)	453,636	7,875,370
Burford Capital Ltd. (London)	2,371	32,871
Central Asia Metals PLC	2,106,131	4,828,655
Clarkson PLC	13,012	614,626
Close Brothers Group PLC(1)	1,879,544	11,681,217
CMC Markets PLC	1,486,926	4,410,591
Coats Group PLC	17,529,371	18,181,204
Computacenter PLC	1,060,376	32,956,208
Conduit Holdings Ltd.	1,580	6,406
Costain Group PLC	35,925	65,198
DFS Furniture PLC(1)	172,256	363,161
Diversified Energy Co. PLC	485,321	7,907,169
Dowlais Group PLC	584,582	616,428

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Dr. Martens PLC	201,879	$247,502
Drax Group PLC	6,967,162	61,197,297
Dunelm Group PLC	592,376	9,615,588
easyJet PLC	4,063,189	26,946,866
Ecora Resources PLC	282,576	273,105
Endeavour Mining PLC	3,291	114,425
Energean PLC	903,103	11,648,397
EnQuest PLC	24,407,868	4,174,216
FDM Group Holdings PLC	17,337	29,811
Ferrexpo PLC(1)	2,739,763	2,044,605
Firstgroup PLC	13,345,186	40,091,185
Foresight Group Holdings Ltd.	39,884	248,526
Forterra PLC	1,099,967	2,845,866
Foxtons Group PLC	348,800	264,090
Frasers Group PLC(1)	1,086,686	9,928,490
Funding Circle Holdings PLC(1)	102,109	200,798
Genel Energy PLC(1)(2)	302,770	265,729
Georgia Capital PLC(1)	51,768	1,592,753
Grafton Group PLC	1,386,550	16,379,624
Greggs PLC	1,244,622	26,544,697
Gulf Keystone Petroleum Ltd.	2,994,668	7,836,961
Gulf Marine Services PLC(1)	275,351	70,722
Gym Group PLC(1)	241,227	451,726
Halfords Group PLC	1,429,877	2,648,944
Hays PLC	7,987,384	6,729,496
Hikma Pharmaceuticals PLC	1,309,123	31,625,695
Hill & Smith PLC	86,574	2,476,296
Hilton Food Group PLC	572,523	6,430,833
Hiscox Ltd.	45,959	810,273
Hochschild Mining PLC	5,494,600	20,908,026
Howden Joinery Group PLC	4,700,120	53,176,933
Hunting PLC	305,140	1,354,931
Ibstock PLC	4,093,909	7,646,670
ICG PLC	935,163	27,575,795
IG Group Holdings PLC	1,910,331	29,183,576
Impax Asset Management Group PLC	127,134	315,482
Inchcape PLC	2,418,185	21,817,215
Indivior PLC(1)	119,173	2,895,233
IntegraFin Holdings PLC	1,349	6,370
International Personal Finance PLC	319,987	880,448
Investec PLC	2,863,562	20,958,930
IP Group PLC(1)	479,153	388,877
IQE PLC(1)(2)	1,078	132
J D Wetherspoon PLC	957,541	8,985,518
J Sainsbury PLC	430,165	1,740,661
JET2 PLC	2,886,707	63,569,914
Johnson Matthey PLC	2,109,887	54,490,045
Johnson Service Group PLC	3,502,507	6,583,457
Jubilee Metals Group PLC(1)(2)	2,066,616	96,096
Just Group PLC	604,753	1,724,730
Keller Group PLC	1,009,467	18,212,682
Lancashire Holdings Ltd.	743,572	6,140,204
Lion Finance Group PLC	565,176	56,027,924

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Liontrust Asset Management PLC	490,362	$2,284,904
Luceco PLC	10,183	16,504
Man Group PLC	13,570,868	29,987,318
Marex Group PLC	261,671	9,252,687
Marks & Spencer Group PLC	23,755,513	110,949,391
Marston's PLC(1)	1,476,566	768,812
McBride PLC(1)	76,452	121,721
Mears Group PLC	720,572	3,342,640
Mitchells & Butlers PLC(1)	1,969,922	6,859,161
Mitie Group PLC	5,904,813	11,176,633
Molten Ventures PLC(1)	2,087	10,103
Morgan Advanced Materials PLC	516,086	1,472,178
Morgan Sindall Group PLC	138,927	7,845,996
MP Evans Group PLC	39,379	707,717
Ninety One PLC	3,451,265	8,850,768
OSB Group PLC	5,038,486	35,913,711
Pagegroup PLC	4,370,955	14,009,288
Pan African Resources PLC	21,549,309	18,433,813
Paragon Banking Group PLC	2,975,692	34,949,403
Petra Diamonds Ltd.(1)(2)	100,026	24,461
Pinewood Technologies Group PLC(1)	391,751	2,722,564
Plus500 Ltd.	1,303,334	53,408,347
Polar Capital Holdings PLC	92,474	574,412
Prax Exploration & Production PLC(1)	1,669,848	54,709
PZ Cussons PLC	488,739	456,297
QinetiQ Group PLC	1,547,719	9,949,123
Quilter PLC	14,858,397	32,965,959
Rathbones Group PLC	91,133	2,266,823
Reach PLC	3,661,225	3,403,897
RHI Magnesita NV	61,374	1,693,864
Ricardo PLC	9,024	51,573
S4 Capital PLC(2)	769,383	216,211
Savills PLC	156,292	1,922,588
Senior PLC	907,955	2,461,149
Serabi Gold PLC(1)	58,393	161,030
Serica Energy PLC	4,574,595	11,142,769
SIG PLC(1)	480,719	68,270
Sigmaroc PLC(1)	1,362,042	2,117,267
Speedy Hire PLC	4,732,950	1,703,075
Spire Healthcare Group PLC	1,777,026	5,217,447
St. James's Place PLC	1,008,927	17,300,692
SThree PLC	1,379,290	3,633,826
Synthomer PLC(1)	662	542
TBC Bank Group PLC	532,702	31,507,334
TP ICAP Group PLC	1,772,822	6,655,041
Travis Perkins PLC	570,160	4,586,671
Treatt PLC	13,301	39,946
TT Electronics PLC	104,994	143,242
Vanquis Banking Group PLC(1)	2,537,602	3,910,011
Vertu Motors PLC	1,960,142	1,575,831
Vesuvius PLC	1,942,640	9,820,629
Victrex PLC	39,191	378,236
Volex PLC(2)	130,056	611,075

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Watches of Switzerland Group PLC(1)	25,706	$113,454
Wickes Group PLC	2,508,409	6,770,637
Yellow Cake PLC(1)	857,528	5,987,383
Yu Group PLC	26,601	584,277
Zigup PLC	3,782,900	16,095,681
		1,352,957,324
TOTAL COMMON STOCKS (Cost $9,226,861,754)		11,716,488,162
WARRANTS — 0.0%
Australia — 0.0%
Magellan Financial Group Ltd.(1)(2)	7,122	219
Hong Kong — 0.0%
CSI Properties Ltd.(1)	4,000	10
Italy — 0.0%
Fincantieri SpA(1)(2)	637,623	1,715,697
Geox SpA(1)	27,265	1,739
Webuild SpA(1)(2)	35,053	157,903
		1,875,339
TOTAL WARRANTS (Cost $—)		1,875,568
RIGHTS — 0.0%
New Zealand — 0.0%
SKYCITY Entertainment Group Ltd.(1)	2,400,260	14,161
United States — 0.0%
Resolute Forest Products, Inc.(1)	212,429	197,421
TOTAL RIGHTS (Cost $233,672)		211,582
SHORT-TERM INVESTMENTS — 0.8%
Money Market Funds — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,993,489	4,993,489
State Street Navigator Securities Lending Government Money Market Portfolio(4)	89,312,457	89,312,457
TOTAL SHORT-TERM INVESTMENTS (Cost $94,305,946)		94,305,946
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $9,321,401,372)		11,812,881,258
OTHER ASSETS AND LIABILITIES — (0.5)%		(54,967,399)
TOTAL NET ASSETS — 100.0%		$11,757,913,859

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	23.7%
Materials	20.7%
Financials	16.9%
Consumer Discretionary	13.4%
Energy	10.4%
Consumer Staples	4.4%
Information Technology	4.3%
Communication Services	1.8%
Health Care	1.7%
Real Estate	1.2%
Utilities	1.2%
Short-Term Investments	0.8%
Other Assets and Liabilities	(0.5)%

Schedule of Investments - Avantis International Small Cap Value ETF

NOTES TO SCHEDULE OF INVESTMENTS
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $226,988,706. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $242,287,745, which includes securities collateral of $152,975,288.

AFFILIATED COMPANY TRANSACTIONS

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended August 31, 2025 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
Rex International Holding Ltd.(1)(2)	$1,572	$7,037	$257	$1,877	$10,229	73,547	$(10)	—
(1)Security, or a portion thereof, is on loan.
(2)Non-income producing.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$58,170,721	$11,658,317,441	—
Warrants	—	1,875,568	—
Rights	197,421	14,161	—
Short-Term Investments	94,305,946	—	—
	$152,674,088	$11,660,207,170	—

See Notes to Financial Statements.

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF
AUGUST 31, 2025

	Shares	Value
COMMON STOCKS — 100.2%
Brazil — 4.7%
Allos SA	20,404	$90,357
Alpargatas SA, Preference Shares	8,100	14,178
Ambev SA, ADR	98,753	221,207
Americanas SA(1)	92	112
Anima Holding SA	500	310
Armac Locacao Logistica E Servicos SA	100	74
Auren Energia SA	11,500	23,035
Automob Participacoes SA(1)	299	709
Azzas 2154 SA	3,228	20,594
B3 SA - Brasil Bolsa Balcao	38,700	92,934
Banco ABC Brasil SA, Preference Shares	8,526	34,533
Banco BMG SA, Preference Shares	11,600	7,980
Banco Bradesco SA	47,170	125,628
Banco Bradesco SA, ADR	161,576	502,501
Banco BTG Pactual SA	19,600	162,964
Banco do Brasil SA	80,800	318,768
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	10,200	21,578
Banco Pan SA, Preference Shares	20,900	29,836
Banco Santander Brasil SA, ADR(2)	10,245	54,298
BB Seguridade Participacoes SA	22,400	134,933
Bemobi Mobile Tech SA	2,600	9,620
Blau Farmaceutica SA	500	1,196
BR Advisory Partners Participacoes SA	6,500	19,961
C&A Modas SA	12,000	37,448
Caixa Seguridade Participacoes SA	4,000	10,616
Centrais Eletricas Brasileiras SA, ADR(2)	10,710	88,250
Centrais Eletricas Brasileiras SA, Class B Preference Shares	4,600	40,707
Cia Brasileira de Distribuicao(1)	21,500	14,157
Cia de Saneamento de Minas Gerais Copasa MG	7,200	39,892
Cia De Sanena Do Parana	4,300	27,227
Cia De Sanena Do Parana, Preference Shares	45,400	55,935
Cia Energetica de Minas Gerais, ADR	101,490	206,025
Cia Paranaense de Energia - Copel	3,600	7,530
Cia Paranaense de Energia - Copel, ADR(2)	1,791	14,901
Cia Paranaense de Energia - Copel, Preference Shares	35,500	79,946
Cia Paranaense de Energia - Copel, Preference Shares, ADR	7,181	65,060
Construtora Tenda SA	5,200	22,567
CPFL Energia SA	1,800	13,041
Cruzeiro do Sul Educacional SA	200	173
Cury Construtora e Incorporadora SA	11,700	74,406
Cyrela Brazil Realty SA Empreendimentos e Participacoes	15,400	80,269
Desktop SA	100	157
Dexco SA	19,690	20,954
Dexxos Participacoes SA	100	154
Dimed SA Distribuidora da Medicamentos	800	1,509
Direcional Engenharia SA	15,600	44,655
EcoRodovias Infraestrutura e Logistica SA	49,100	72,900
Empreendimentos Pague Menos SA	3,200	2,196
Energisa SA	6,500	58,768
Equatorial Energia SA	16,696	112,336

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Even Construtora e Incorporadora SA	3,600	$5,099
Ez Tec Empreendimentos e Participacoes SA	8,900	24,261
Fras-Le SA	4,700	20,181
Gerdau SA, ADR	34,944	107,628
GPS Participacoes e Empreendimentos SA	2,400	7,693
Grendene SA	22,000	21,911
Grupo Mateus SA	5,600	7,519
Grupo Multi SA(1)	4,500	863
Grupo SBF SA	7,700	16,105
Guararapes Confeccoes SA	2,400	4,161
Hapvida Participacoes e Investimentos SA(1)	900	6,940
Hidrovias do Brasil SA(1)	34,529	22,735
Hospital Mater Dei SA	100	85
Iguatemi SA	12,400	53,974
Inter & Co., Inc., Class A	12,178	104,609
Iochpe Maxion SA	15,100	39,297
Irani Papel e Embalagem SA	16,000	23,136
Isa Energia Brasil SA, Preference Shares	15,200	65,012
Itau Unibanco Holding SA, ADR	49,751	355,222
JHSF Participacoes SA	30,400	31,903
Klabin SA	36,220	123,387
Lavvi Empreendimentos Imobiliarios SA	3,700	8,865
Light SA(1)	10,400	10,953
Localiza Rent a Car SA	9,196	61,161
LOG Commercial Properties e Participacoes SA	1,100	4,311
Log-in Logistica Intermodal SA(1)	1,000	4,432
Lojas Quero-Quero SA	1,900	904
Lojas Renner SA	55,470	166,251
M Dias Branco SA	3,500	19,030
Magazine Luiza SA	8,130	12,386
Mahle Metal Leve SA	5,600	28,796
Marcopolo SA	6,060	8,237
Marcopolo SA, Preference Shares	40,760	69,389
Marisa Lojas SA(1)	8,286	1,849
Mills Locacao Servicos e Logistica SA	6,000	13,789
Motiva Infraestrutura de Mobilidade SA	34,200	91,085
Moura Dubeux Engenharia SA	8,600	41,669
Movida Participacoes SA	26,100	33,986
MRV Engenharia e Participacoes SA(1)	22,800	31,960
Multiplan Empreendimentos Imobiliarios SA	2,900	14,891
Natura Cosmeticos SA(1)	6,200	10,280
Oceanpact Servicos Maritimos SA(1)	200	254
Odontoprev SA	17,320	41,880
Orizon Valorizacao de Residuos SA(1)	100	1,013
Pagseguro Digital Ltd., Class A	12,416	111,247
PBG SA(1)	2,400	1,810
Pet Center Comercio e Participacoes SA	38,200	27,760
Plano & Plano Desenvolvimento Imobiliario SA	7,400	19,599
Positivo Tecnologia SA	2,300	1,896
Raia Drogasil SA	31,928	104,467
Randon SA Implementos e Participacoes, Preference Shares	11,400	14,151
Rede D'Or Sao Luiz SA	4,655	33,784
Romi SA	1,282	1,866

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Rumo SA	27,400	$73,732
Santos Brasil Participacoes SA	40,000	104,835
Sao Martinho SA	12,300	40,063
Sendas Distribuidora SA, ADR(2)	5,944	59,321
Ser Educacional SA	1,100	1,812
Serena Energia SA(1)	22,300	49,932
Simpar SA	4,300	4,132
Smartfit Escola de Ginastica e Danca SA	10,000	45,169
StoneCo Ltd., A Shares(1)	3,145	51,798
Suzano SA, ADR(2)	28,470	277,013
SYN prop e tech SA	500	612
Tegma Gestao Logistica SA	600	4,030
Telefonica Brasil SA, ADR	9,787	122,044
TIM SA, ADR(2)	7,435	157,250
TOTVS SA	2,300	18,313
Transmissora Alianca de Energia Eletrica SA	7,100	45,545
Trisul SA	3,200	3,836
Tupy SA	5,300	14,164
Unifique Telecomunicacoes SA	200	167
Vale SA, ADR	14,991	154,107
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	4,200	16,237
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	54,100	43,604
Vivara Participacoes SA	900	4,824
VTEX, Class A(1)	921	3,758
Vulcabras SA	1,700	6,732
WEG SA	15,700	109,312
Wilson Sons SA	16,100	53,421
Wiz Co.	900	1,393
XP, Inc., Class A	16,568	300,543
YDUQS Participacoes SA	14,000	34,136
Zamp SA(1)	5,219	3,369
		6,919,961
Chile — 0.6%
Aguas Andinas SA, A Shares	36,888	13,048
Banco de Chile	630,440	90,337
Banco de Credito e Inversiones SA	1,077	43,555
Banco Santander Chile, ADR	3,159	75,942
CAP SA(1)	2,791	14,968
Cencosud SA	13,128	41,562
Cencosud Shopping SA	5,339	10,823
Cia Cervecerias Unidas SA, ADR(2)	4,641	57,409
Embotelladora Andina SA, Class B Preference Shares	12,263	48,578
Empresa Nacional de Telecomunicaciones SA	8,237	28,463
Empresas CMPC SA	30,298	47,507
Enel Americas SA	406,388	42,243
Falabella SA	15,473	88,068
Parque Arauco SA	21,404	49,147
Ripley Corp. SA	90,223	43,113
SMU SA	56,251	9,614
Sociedad Quimica y Minera de Chile SA, ADR(1)	2,026	92,203
Vina Concha y Toro SA	33,369	38,586
		835,166

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
China — 26.8%
361 Degrees International Ltd.	42,000	$34,380
3SBio, Inc.(1)(2)	185,000	695,913
AAC Technologies Holdings, Inc.	74,000	412,723
Agile Group Holdings Ltd.(1)	160,000	9,436
Agora, Inc., ADR(1)	6,233	21,504
AK Medical Holdings Ltd.	2,000	1,446
Alibaba Group Holding Ltd., ADR	18,542	2,503,170
Alibaba Health Information Technology Ltd.(1)(2)	20,000	14,181
A-Living Smart City Services Co. Ltd.(2)	75,750	29,962
ANE Cayman, Inc.(1)	58,000	62,555
Anhui Expressway Co. Ltd., H Shares	28,000	42,266
ANTA Sports Products Ltd.	56,000	696,777
Anton Oilfield Services Group	206,000	35,288
Ascletis Pharma, Inc.(1)(2)	43,000	75,744
AsiaInfo Technologies Ltd.(2)	30,000	39,859
Autohome, Inc., ADR	2,288	66,077
BAIC Motor Corp. Ltd., H Shares(1)	154,000	40,626
Baidu, Inc., ADR(1)(2)	616	58,705
Bairong, Inc.(1)	4,500	7,135
Bank of China Ltd., H Shares	590,000	323,836
Bank of Chongqing Co. Ltd., H Shares	38,500	36,938
Bank of Communications Co. Ltd., H Shares	136,000	117,921
Beijing Capital International Airport Co. Ltd., H Shares(1)	56,000	21,271
Beijing Chunlizhengda Medical Instruments Co. Ltd., H Shares(2)	250	478
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(2)	8,000	9,425
BeOne Medicines Ltd., ADR(1)	186	56,925
BeOne Medicines Ltd., Class H(1)	2,900	68,988
Bilibili, Inc., ADR(1)(2)	49	1,140
Blue Moon Group Holdings Ltd.	61,000	26,099
BOC Aviation Ltd.	18,200	163,360
BOE Varitronix Ltd.	35,000	27,391
Bosideng International Holdings Ltd.	262,000	151,640
Brii Biosciences Ltd.(1)	50,500	12,098
Brilliance China Automotive Holdings Ltd.	266,000	136,257
BYD Co. Ltd., H Shares	27,000	380,911
BYD Electronic International Co. Ltd.(2)	4,500	23,923
C&D International Investment Group Ltd.(2)	52,339	124,827
Cango, Inc., ADR(1)(2)	741	3,535
Cathay Group Holdings, Inc.	1,000	233
Central China New Life Ltd.(1)	13,000	1,718
CGN Mining Co. Ltd.	75,000	26,749
Cheerwin Group Ltd.	500	161
China Automotive Systems, Inc.(1)	1,093	4,503
China Bohai Bank Co. Ltd., H Shares(1)	8,500	1,115
China Chunlai Education Group Co. Ltd.	26,000	14,596
China Cinda Asset Management Co. Ltd., H Shares(2)	414,000	87,234
China CITIC Bank Corp. Ltd., H Shares	257,000	229,801
China Communications Services Corp. Ltd., H Shares	212,000	126,444
China Conch Environment Protection Holdings Ltd.(1)	4,500	405
China Conch Venture Holdings Ltd.	56,500	75,085
China Construction Bank Corp., H Shares	1,829,000	1,770,110
China Datang Corp. Renewable Power Co. Ltd., H Shares	201,000	61,787

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
China Dongxiang Group Co. Ltd.(1)	16,000	$1,002
China East Education Holdings Ltd.(1)	60,500	62,787
China Education Group Holdings Ltd.	74,088	27,207
China Everbright Bank Co. Ltd., H Shares	93,000	41,816
China Everbright Ltd.(2)	4,000	4,589
China Foods Ltd.	2,000	1,023
China Galaxy Securities Co. Ltd., H Shares	105,000	151,576
China Glass Holdings Ltd.(1)	2,000	64
China Hanking Holdings Ltd.	79,000	28,714
China High Speed Transmission Equipment Group Co. Ltd.(1)(2)	10,000	1,685
China International Capital Corp. Ltd., H Shares	5,600	15,362
China Kepei Education Group Ltd.	18,000	3,613
China Lesso Group Holdings Ltd.	68,000	42,235
China Life Insurance Co. Ltd., Class H	221,555	689,194
China Literature Ltd.(1)(2)	3,600	18,884
China Medical System Holdings Ltd.	86,000	144,418
China Meidong Auto Holdings Ltd.	76,000	20,901
China Merchants Bank Co. Ltd., H Shares	97,000	602,921
China Merchants Port Holdings Co. Ltd.	62,000	119,293
China Minsheng Banking Corp. Ltd., H Shares	244,500	139,421
China New Higher Education Group Ltd.(1)	65,354	9,151
China Pacific Insurance Group Co. Ltd., H Shares	66,400	304,773
China Rare Earth Holdings Ltd.(1)	2,000	180
China Resources Beer Holdings Co. Ltd.	18,000	65,207
China Resources Land Ltd.	119,500	472,672
China Resources Medical Holdings Co. Ltd.	21,000	9,849
China Resources Mixc Lifestyle Services Ltd.	13,800	69,221
China Sanjiang Fine Chemicals Co. Ltd.(1)	2,000	491
China Shineway Pharmaceutical Group Ltd.	28,000	31,094
China South City Holdings Ltd.(1)(2)	122,000	1,675
China Starch Holdings Ltd.	35,000	911
China Sunshine Paper Holdings Co. Ltd.(1)	2,000	466
China Taiping Insurance Holdings Co. Ltd.	10,400	21,729
China Tower Corp. Ltd., H Shares	225,500	340,654
China Vanke Co. Ltd., H Shares(1)(2)	109,800	75,253
China Yongda Automobiles Services Holdings Ltd.	87,000	24,315
Chow Tai Fook Jewellery Group Ltd.(2)	78,600	147,699
CITIC Securities Co. Ltd., H Shares	18,500	68,521
CMGE Technology Group Ltd.(1)	14,000	859
CMOC Group Ltd., H Shares	36,000	55,385
Concord New Energy Group Ltd.	660,000	33,502
Consun Pharmaceutical Group Ltd.	28,000	53,648
Contemporary Amperex Technology Co. Ltd., Class H(2)	500	27,189
COSCO SHIPPING Holdings Co. Ltd., Class H(2)	36,500	63,600
COSCO SHIPPING International Hong Kong Co. Ltd.	16,000	13,326
COSCO SHIPPING Ports Ltd.	91,967	66,772
Country Garden Services Holdings Co. Ltd.	92,000	77,014
CSPC Pharmaceutical Group Ltd.	452,000	587,573
Damai Entertainment Holdings Ltd.(1)(2)	840,000	125,890
Digital China Holdings Ltd.	25,000	10,382
Dongfeng Motor Group Co. Ltd., Class H	72,000	82,717
DPC Dash Ltd.(1)	3,300	37,701
Dynagreen Environmental Protection Group Co. Ltd., H Shares	1,000	606

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
East Buy Holding Ltd.(1)	6,000	$20,934
Edvantage Group Holdings Ltd.	20,725	4,265
Ever Sunshine Services Group Ltd.	84,000	21,049
Evergrande Property Services Group Ltd.(1)	410,000	47,005
Excellence Commercial Property & Facilities Management Group Ltd.	13,000	2,027
FIH Mobile Ltd.(1)	35,500	69,894
FinVolution Group, ADR	13,189	108,809
First Tractor Co. Ltd., H Shares(2)	14,000	13,442
Fu Shou Yuan International Group Ltd.	84,000	35,970
Fuyao Glass Industry Group Co. Ltd., H Shares	15,600	137,670
Ganfeng Lithium Group Co. Ltd., H Shares(2)	5,080	20,544
Geely Automobile Holdings Ltd.	346,000	872,731
Gemdale Properties & Investment Corp. Ltd.(1)(2)	696,000	22,933
Genertec Universal Medical Group Co. Ltd.	76,500	59,666
Genscript Biotech Corp.(1)(2)	30,000	66,624
GF Securities Co. Ltd., H Shares	38,000	90,756
Goldpac Group Ltd.	1,000	161
Goldwind Science & Technology Co. Ltd., H Shares	6,800	7,717
Grand Pharmaceutical Group Ltd.(2)	4,000	4,842
Great Wall Motor Co. Ltd., H Shares	42,000	100,702
Greentown China Holdings Ltd.	94,000	118,752
Greentown Management Holdings Co. Ltd.(2)	89,000	33,081
Guangdong Investment Ltd.	54,000	50,790
Guangzhou R&F Properties Co. Ltd., H Shares(1)(2)	202,800	19,409
Guoquan Food Shanghai Co. Ltd.	90,400	38,100
Guotai Haitong Securities Co. Ltd., H Shares	59,616	125,196
H World Group Ltd., ADR	9,041	333,161
Haidilao International Holding Ltd.	13,000	23,218
Haier Smart Home Co. Ltd., H Shares	25,600	86,931
Hainan Meilan International Airport Co. Ltd., H Shares(1)(2)	13,000	17,427
Haitian International Holdings Ltd.	34,000	96,385
Hangzhou Tigermed Consulting Co. Ltd., H Shares	500	2,995
Hansoh Pharmaceutical Group Co. Ltd.	10,000	46,452
Harbin Electric Co. Ltd., H Shares	16,000	16,605
Hello Group, Inc., ADR	6,128	50,862
Hengan International Group Co. Ltd.	42,000	133,996
Hisense Home Appliances Group Co. Ltd., H Shares	4,000	12,406
Huatai Securities Co. Ltd., H Shares	33,600	85,690
Industrial & Commercial Bank of China Ltd., H Shares	1,403,000	1,043,696
Ingdan, Inc.(1)	73,000	24,079
Inkeverse Group Ltd.(1)	136,000	28,204
Innovent Biologics, Inc.(1)	35,000	437,428
iQIYI, Inc., ADR(1)(2)	30,734	81,445
JD Health International, Inc.(1)	16,600	135,274
JD Logistics, Inc.(1)	109,900	182,599
Jiangsu Expressway Co. Ltd., H Shares	20,000	23,609
Jiayin Group, Inc., ADR	1,101	13,851
Jinxin Fertility Group Ltd.(1)(2)	81,000	30,131
Jiumaojiu International Holdings Ltd.	92,000	28,630
JNBY Design Ltd.	17,500	45,333
JOYY, Inc., ADR	1,382	74,711
Kangji Medical Holdings Ltd.	24,500	27,276
Kanzhun Ltd., ADR(1)	2,961	69,939

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
KE Holdings, Inc., ADR	8,564	$150,555
Kingboard Laminates Holdings Ltd.	8,000	13,640
Kingdee International Software Group Co. Ltd.(1)	22,000	46,483
Kingsoft Corp. Ltd.	84,600	372,643
Kuaishou Technology(1)	124,400	1,219,286
KWG Living Group Holdings Ltd.(1)(2)	34,000	1,160
Lenovo Group Ltd.	154,000	221,080
Leoch International Technology Ltd.	29,000	6,985
LexinFintech Holdings Ltd., ADR	12,496	78,975
Li Auto, Inc., ADR(1)	4,573	106,780
Li Ning Co. Ltd.	12,500	30,609
Lingbao Gold Group Co. Ltd., Class H(2)	47,000	87,010
Linklogis, Inc., Class B	21,500	7,197
Logan Group Co. Ltd.(1)	72,000	7,894
Longfor Group Holdings Ltd.	86,058	118,006
Lonking Holdings Ltd.	7,000	2,434
Lufax Holding Ltd., ADR(1)	1,784	5,245
Luye Pharma Group Ltd.(1)	24,000	11,143
LVGEM China Real Estate Investment Co. Ltd.(1)	30,000	1,088
Meitu, Inc.(1)(2)	35,500	54,090
Meituan, Class B(1)	49,450	658,621
Midea Group Co. Ltd.	1,800	18,974
Midea Real Estate Holding Ltd.(1)	57,400	35,272
MINISO Group Holding Ltd., ADR(2)	3,643	90,529
Minth Group Ltd.	72,000	305,878
NetDragon Websoft Holdings Ltd.	15,000	20,125
NetEase Cloud Music, Inc.(1)	3,400	122,611
NetEase, Inc., ADR	6,778	923,096
New China Life Insurance Co. Ltd., H Shares	67,000	416,869
Newborn Town, Inc.(1)	48,000	76,194
Nexteer Automotive Group Ltd.	87,000	76,919
NIO, Inc., ADR(1)	12,247	78,136
Niu Technologies, ADR(1)	33	144
Noah Holdings Ltd., ADR	4,389	54,643
Nongfu Spring Co. Ltd., H Shares	45,400	293,653
Onewo, Inc., Class H	21,000	67,972
Orient Overseas International Ltd.	9,000	157,702
PDD Holdings, Inc., ADR(1)	8,039	966,449
People's Insurance Co. Group of China Ltd., H Shares	272,000	244,585
Perennial Energy Holdings Ltd.(1)	15,000	1,498
Pharmaron Beijing Co. Ltd., H Shares	375	1,007
PICC Property & Casualty Co. Ltd., H Shares	12,000	29,001
Ping An Healthcare & Technology Co. Ltd.(2)	74,535	199,066
Ping An Insurance Group Co. of China Ltd., H Shares	139,000	1,012,009
Poly Property Group Co. Ltd.	244,000	50,314
Poly Property Services Co. Ltd., Class H	29,200	132,118
Pop Mart International Group Ltd.	18,800	781,467
Postal Savings Bank of China Co. Ltd., H Shares	271,000	188,726
Precision Tsugami China Corp. Ltd.	14,000	50,603
Q Technology Group Co. Ltd.	16,000	33,141
Qfin Holdings, Inc., ADR	10,703	311,671
Radiance Holdings Group Co. Ltd.(1)(2)	31,000	10,831
Seazen Group Ltd.(1)(2)	184,000	58,925

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	82,800	$62,568
Shanghai Chicmax Cosmetic Co. Ltd.(2)	5,000	58,329
Shanghai Conant Optical Co. Ltd., Class H	20,000	123,738
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares(2)	500	1,399
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	9,500	15,080
Shenzhen Expressway Corp. Ltd., H Shares(2)	12,000	11,025
Shenzhen International Holdings Ltd.	110,298	111,277
Shenzhen Investment Ltd.(1)(2)	254,000	27,414
Shenzhou International Group Holdings Ltd.	20,000	159,139
Shimao Services Holdings Ltd.(1)	28,000	2,710
Shoucheng Holdings Ltd.	70,000	17,026
Shui On Land Ltd.	358,500	35,020
Sichuan Expressway Co. Ltd., Class H(2)	62,000	38,273
Sihuan Pharmaceutical Holdings Group Ltd.(2)	419,000	78,777
Sino Biopharmaceutical Ltd.	114,000	119,582
Sino-Ocean Group Holding Ltd.(1)(2)	338,500	5,382
Sinopharm Group Co. Ltd., H Shares	38,800	93,501
Sinotruk Hong Kong Ltd.	23,500	68,517
Skyworth Group Ltd.(1)(2)	61,013	27,200
SOHO China Ltd.(1)	60,000	4,651
Sohu.com Ltd., ADR(1)	2,071	33,291
Sun Art Retail Group Ltd.	243,000	63,432
Sun King Technology Group Ltd.(1)	2,000	431
Sunac Services Holdings Ltd.	187,000	40,214
Sunny Optical Technology Group Co. Ltd.	12,500	134,635
Sunshine Lake Pharma Co. Ltd.(1)(2)	52	347
SY Holdings Group Ltd.(2)	52,500	80,340
TAL Education Group, ADR(1)	405	4,301
TCL Electronics Holdings Ltd.	2,000	2,770
Tencent Holdings Ltd.	60,800	4,708,623
Tencent Music Entertainment Group, ADR	7,804	191,354
Tianli International Holdings Ltd.	112,000	54,633
Tianneng Power International Ltd.(2)	20,000	20,842
Tomson Group Ltd.	48,000	19,249
Tong Ren Tang Technologies Co. Ltd., H Shares	2,000	1,274
Tongcheng Travel Holdings Ltd.	35,200	99,588
Topsports International Holdings Ltd.	216,000	89,847
TravelSky Technology Ltd., H Shares	17,000	23,788
Trip.com Group Ltd., ADR	4,422	326,123
Tsaker New Energy Tech Co. Ltd.	4,000	406
Tsingtao Brewery Co. Ltd., H Shares	26,000	169,078
Tuya, Inc., ADR	1,338	3,559
Up Fintech Holding Ltd., ADR(1)	126	1,575
Vipshop Holdings Ltd., ADR	23,764	397,809
Viva Biotech Holdings(1)	54,500	18,718
Vnet Group, Inc., ADR(1)(2)	4,761	41,230
Wasion Holdings Ltd.	50,000	74,294
Weibo Corp., ADR(2)	8,633	98,934
Weichai Power Co. Ltd., H Shares	33,000	69,372
Wuling Motors Holdings Ltd.	10,000	876
WuXi AppTec Co. Ltd., H Shares	5,100	71,068
Wuxi Biologics Cayman, Inc.(1)	43,500	187,131
XD, Inc.	22,200	231,700

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	18,000	$27,539
Xinyi Energy Holdings Ltd.	176,837	28,864
XJ International Holdings Co. Ltd.(1)	212,000	5,449
XPeng, Inc., Class A, ADR(1)	868	18,245
Xtep International Holdings Ltd.	149,907	128,130
Yadea Group Holdings Ltd.	38,000	66,282
Yeahka Ltd.(1)(2)	2,800	4,287
Yidu Tech, Inc.(1)	12,800	9,995
Yixin Group Ltd.(2)	184,500	75,702
Youdao, Inc., ADR(1)	36	323
Yuexiu Property Co. Ltd.	71,000	45,287
Yuexiu Services Group Ltd.	16,000	5,784
Yuexiu Transport Infrastructure Ltd.	80,000	44,025
Yum China Holdings, Inc.	19,790	885,009
Zengame Technology Holding Ltd.	28,000	9,306
Zhejiang Expressway Co. Ltd., H Shares	35,880	31,709
Zhejiang Leapmotor Technology Co. Ltd.(1)	29,600	247,064
ZhongAn Online P&C Insurance Co. Ltd., H Shares(1)(2)	24,100	61,448
Zhongsheng Group Holdings Ltd.	80,500	167,014
Zhuguang Holdings Group Co. Ltd.(1)(2)	2,000	16
Zonqing Environmental Ltd.(1)(2)	12,000	7,302
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	7,800	6,481
ZTO Express Cayman, Inc., ADR	10,042	182,764
		39,567,300
Colombia — 0.2%
Cementos Argos SA	11,376	28,261
Grupo Cibest SA	2,627	38,713
Grupo Cibest SA, ADR	1,329	67,061
Grupo de Inversiones Suramericana SA	250	2,885
Interconexion Electrica SA ESP	17,794	97,447
Mineros SA	3,056	7,759
		242,126
Czech Republic — 0.2%
Komercni Banka AS	2,453	119,849
Moneta Money Bank AS	16,383	120,127
		239,976
Egypt — 0.1%
Commercial International Bank - Egypt (CIB), GDR	81,466	158,120
Greece — 0.7%
Aegean Airlines SA	4,354	73,105
Aktor SA Holding Co. Technical & Energy Projects(1)	2,451	22,330
Alpha Bank SA	76,891	305,036
Athens International Airport SA	2,481	30,838
Eurobank Ergasias Services & Holdings SA, Class A	28,556	104,945
GEK TERNA SA	1,399	36,674
Hellenic Telecommunications Organization SA	2,656	49,433
Jumbo SA	2,572	91,763
LAMDA Development SA(1)	4,548	39,345
National Bank of Greece SA	11,080	153,445
Piraeus Financial Holdings SA(1)	27,530	213,055
		1,119,969
Hong Kong — 0.0%
China General Education Group Ltd.(1)	1,000	273

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
EVA Precision Industrial Holdings Ltd.	10,000	$1,157
Jiayuan International Group Ltd.(1)	18,000	23
Jinchuan Group International Resources Co. Ltd.(1)(2)	203,000	12,499
Mobvista, Inc.(1)	3,000	5,439
New Horizon Health Ltd.(1)(2)	7,500	10
Redco Properties Group Ltd.(1)	10,000	122
Untrade.China Dili(1)	6,000	8
		19,531
Hungary — 0.3%
Magyar Telekom Telecommunications PLC	18,815	106,888
OTP Bank Nyrt	3,850	335,813
Richter Gedeon Nyrt	2,171	65,854
		508,555
India — 19.2%
360 ONE WAM Ltd.	2,310	26,691
3M India Ltd.	99	34,499
63 Moons Technologies Ltd.	2,692	27,612
Aadhar Housing Finance Ltd.(1)	4,796	27,349
Aarti Pharmalabs Ltd.	98	935
Aavas Financiers Ltd.(1)	2,382	41,059
ABB India Ltd.	811	46,004
Accelya Solutions India Ltd.	256	4,059
Action Construction Equipment Ltd.	844	10,067
Adani Green Energy Ltd.(1)	1,456	15,092
Aditya Birla Capital Ltd.(1)	15,565	49,051
Aditya Birla Fashion & Retail Ltd.(1)	168	147
Aditya Birla Lifestyle Brands Ltd.(1)	168	257
Aditya Birla Sun Life Asset Management Co. Ltd.	3,433	32,511
Advent Hotels International Pvt Ltd.(1)	718	2,138
Affle 3i Ltd.(1)	8	173
AIA Engineering Ltd.(1)	190	6,580
Ajanta Pharma Ltd.	1,835	51,563
Akzo Nobel India Ltd.	725	28,048
Alivus Life Sciences Ltd.(1)	1,731	18,549
Allcargo Logistics Ltd.	12,708	4,502
Allcargo Terminals Ltd.(1)	3,177	974
Alok Industries Ltd.(1)	2,218	439
Amara Raja Energy & Mobility Ltd.	7,413	83,348
Amber Enterprises India Ltd.(1)	859	70,748
Ambika Cotton Mills Ltd.	30	479
Anand Rathi Wealth Ltd.	1,106	35,032
Anant Raj Ltd.	6,542	38,342
Andhra Paper Ltd.	1,875	1,652
Andhra Sugars Ltd.	371	317
Apcotex Industries Ltd.	9	40
Apex Frozen Foods Ltd.	40	96
APL Apollo Tubes Ltd.	2,941	53,529
Apollo Hospitals Enterprise Ltd.	1,205	104,059
Apollo Pipes Ltd.	3,771	17,326
Apollo Tyres Ltd.	15,692	82,196
Aptech Ltd.	2,258	3,324
Aptus Value Housing Finance India Ltd.	8,172	29,446

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Arman Financial Services Ltd.(1)	924	$14,236
Arvind Fashions Ltd.	6,767	39,860
Arvind Ltd.	10,599	33,793
Asahi India Glass Ltd.(1)	3,701	35,129
Ashapura Minechem Ltd.(1)	143	836
Ashok Leyland Ltd.	167,196	240,563
Asian Granito India Ltd.(1)	544	363
Asian Paints Ltd.	8,058	230,181
Associated Alcohols & Breweries Ltd.	285	3,379
Aster DM Healthcare Ltd.	21,920	149,415
Astra Microwave Products Ltd.(1)	1,301	15,098
Astral Ltd.	914	14,104
AU Small Finance Bank Ltd.	15,587	126,916
AurionPro Solutions Ltd.	1,212	18,217
Aurobindo Pharma Ltd.	9,075	105,736
Avadh Sugar & Energy Ltd.	127	593
Avenue Supermarts Ltd.(1)	585	31,556
Awfis Space Solutions Ltd.(1)	3,413	21,929
Axis Bank Ltd., GDR	9,694	576,006
Bajaj Auto Ltd.	1,338	130,946
Bajaj Consumer Care Ltd.(1)	4,128	10,977
Bajaj Finance Ltd.	50,410	502,170
Bajaj Finserv Ltd.	4,449	96,574
Bajaj Healthcare Ltd.	2,301	11,004
Bajaj Hindusthan Sugar Ltd.(1)	81,563	18,706
Bajel Projects Ltd.(1)	1,643	3,757
Balaji Amines Ltd.	542	8,963
Balaji Telefilms Ltd.(1)	116	125
Balkrishna Industries Ltd.	2,857	74,257
Balrampur Chini Mills Ltd.	8,145	49,543
Banco Products India Ltd.	3,496	22,864
Bandhan Bank Ltd.	46,631	85,566
Bank of Baroda	30,126	79,584
BASF India Ltd.	271	14,147
Bata India Ltd.	2,119	26,379
Bayer CropScience Ltd.	1,136	67,410
BEML Ltd.	1,330	57,882
Berger Paints India Ltd.	1,530	9,258
Best Agrolife Ltd.	419	1,705
BF Utilities Ltd.(1)	24	219
Bhansali Engineering Polymers Ltd.	10,475	12,312
Bharat Bijlee Ltd.(1)	1,028	34,667
Bharat Electronics Ltd.	111,263	466,225
Bharat Forge Ltd.	6,564	82,400
Bharat Heavy Electricals Ltd.	28,271	66,702
Bharat Rasayan Ltd.	9	1,026
Biocon Ltd.	5,650	22,320
BirlaNu Ltd.	34	723
Birlasoft Ltd.	10,359	43,206
BLS International Services Ltd.	2,730	11,362
Blue Dart Express Ltd.	381	24,225
Blue Star Ltd.	620	13,240
Bluspring Enterprises Ltd.(1)	2,161	1,948

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Bodal Chemicals Ltd.(1)	231	$169
Bombay Dyeing & Manufacturing Co. Ltd.	8,414	16,207
Brigade Enterprises Ltd.	4,742	49,655
Brightcom Group Ltd.(1)	76,861	14,131
Britannia Industries Ltd.	2,078	137,163
BSE Ltd.	12,249	291,363
Butterfly Gandhimathi Appliances Ltd.(1)	2	16
Camlin Fine Sciences Ltd.(1)	1,734	4,011
Can Fin Homes Ltd.	4,574	37,259
Canara Bank	71,303	83,971
Cantabil Retail India Ltd.	55	157
Capacit'e Infraprojects Ltd.(1)	1,314	4,200
Caplin Point Laboratories Ltd.	162	3,856
Carborundum Universal Ltd.	2,547	26,357
Care Ratings Ltd.	319	5,648
Carysil Ltd.	145	1,414
Ceat Ltd.	2,512	89,259
Central Depository Services India Ltd.	2,642	42,692
Centum Electronics Ltd.	769	23,957
Century Enka Ltd.	40	227
Century Plyboards India Ltd.	2,473	20,935
Cera Sanitaryware Ltd.	121	8,666
CG Power & Industrial Solutions Ltd.	1,647	12,982
Chalet Hotels Ltd.(1)	3,447	39,469
Chemcon Speciality Chemicals Ltd.(1)	474	1,122
Cholamandalam Financial Holdings Ltd.	1,312	25,671
Cholamandalam Investment & Finance Co. Ltd.	13,612	219,564
CIE Automotive India Ltd.	6,470	28,242
Cigniti Technologies Ltd.(1)	1,795	33,141
Cipla Ltd.	6,172	111,252
City Union Bank Ltd.	28,874	64,200
CMS Info Systems Ltd.	18,984	88,322
Cochin Shipyard Ltd.	9,019	164,549
Coffee Day Enterprises Ltd.(1)	3,695	2,101
Coforge Ltd.	3,468	67,758
Cohance Lifesciences Ltd.(1)	2,202	21,958
Colgate-Palmolive India Ltd.	2,675	70,760
Computer Age Management Services Ltd.	1,181	49,659
Confidence Petroleum India Ltd.	5,136	2,758
Coromandel International Ltd.	3,801	99,501
Cosmo First Ltd.	1,971	22,127
Craftsman Automation Ltd.	421	33,021
CreditAccess Grameen Ltd.(1)	6,855	108,776
CRISIL Ltd.	423	23,913
Crompton Greaves Consumer Electricals Ltd.	11,144	41,713
CSB Bank Ltd.(1)	5,637	23,185
Cummins India Ltd.	958	41,540
Cyient Ltd.	4,174	55,313
Dabur India Ltd.	6,440	38,057
Dalmia Bharat Sugar & Industries Ltd.	176	749
Datamatics Global Services Ltd.(1)	138	1,583
DB Corp. Ltd.	3,495	10,597
DCB Bank Ltd.	4,946	6,870

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
DCM Shriram Ltd.	2,490	$35,018
DCW Ltd.(1)	23,865	19,665
Deepak Nitrite Ltd.	2,121	43,073
DEN Networks Ltd.(1)	481	191
Devyani International Ltd.(1)	13,765	27,218
Digitide Solutions Ltd.(1)	2,161	4,919
Dish TV India Ltd.(1)	43,324	2,512
Dishman Carbogen Amcis Ltd.(1)	1,053	3,162
Divi's Laboratories Ltd.	1,034	71,863
Dixon Technologies India Ltd.	325	61,569
DLF Ltd.	6,193	51,922
D-Link India Ltd.	647	3,475
Dollar Industries Ltd.	80	320
Dr. Lal PathLabs Ltd.	727	27,273
Dr. Reddy's Laboratories Ltd., ADR	6,597	93,677
Dredging Corp. of India Ltd.(1)	199	1,327
eClerx Services Ltd.	1,747	83,634
Edelweiss Financial Services Ltd.	21,459	26,069
Eicher Motors Ltd.	1,446	100,067
EIH Ltd.	281	1,273
Elecon Engineering Co. Ltd.	7,044	44,145
Elgi Equipments Ltd.	9,077	48,578
Emami Ltd.	11,541	75,138
Embassy Developments Ltd.(1)	10,505	11,157
Endurance Technologies Ltd.	1,979	64,390
Engineers India Ltd.	8,267	18,598
Epack Durable Ltd.(1)	5,005	21,543
Epigral Ltd.	1,093	22,469
EPL Ltd.	17,228	43,891
Equitas Small Finance Bank Ltd.(1)	10,360	5,907
Escorts Kubota Ltd.	625	25,305
Eternal Ltd.(1)	40,253	143,422
Eveready Industries India Ltd.	4,637	22,174
Everest Industries Ltd.(1)	196	1,490
Everest Kanto Cylinder Ltd.	75	117
Excel Industries Ltd.	24	336
Exide Industries Ltd.	15,288	68,743
Fairchem Organics Ltd.	46	409
FDC Ltd.	1,017	5,277
Federal Bank Ltd.	59,695	129,835
FIEM Industries Ltd.	1,062	25,326
Filatex India Ltd.	32,934	19,382
Fine Organic Industries Ltd.	763	40,641
Finolex Cables Ltd.	6,440	59,938
Finolex Industries Ltd.	13,028	31,344
Firstsource Solutions Ltd.	332	1,321
Five-Star Business Finance Ltd.	10,293	63,641
Force Motors Ltd.(1)	544	120,180
Fortis Healthcare Ltd.	3,119	32,231
Fusion Finance Ltd.(1)	8,891	17,201
Gabriel India Ltd.	5,665	74,080
Galaxy Surfactants Ltd.	65	1,668
Ganesh Housing Ltd.	109	1,062

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Ganesha Ecosphere Ltd.	327	$4,938
Garden Reach Shipbuilders & Engineers Ltd.	1,194	31,825
Garware Hi-Tech Films Ltd.	1,181	36,131
Gateway Distriparks Ltd.	19,885	14,516
Genus Power Infrastructures Ltd.	942	3,503
Geojit Financial Services Ltd.	339	274
GHCL Textiles Ltd.	2,488	2,245
GIC Housing Finance Ltd.	2,493	4,867
Gillette India Ltd.	248	28,390
GlaxoSmithKline Pharmaceuticals Ltd.	848	26,776
Glenmark Pharmaceuticals Ltd.	7,830	170,732
Global Health Ltd.	1,771	27,582
Globus Spirits Ltd.	434	5,927
GMM Pfaudler Ltd.	3,289	43,934
GMR Airports Ltd.(1)	33,366	32,600
GNA Axles Ltd.	138	469
Godrej Consumer Products Ltd.	1,996	28,132
Godrej Properties Ltd.(1)	1,043	23,040
Gokaldas Exports Ltd.(1)	3,229	24,697
Gokul Agro Resources Ltd.(1)	5,647	20,897
Goodluck India Ltd.	231	3,118
Greenply Industries Ltd.	546	1,910
GTL Infrastructure Ltd.(1)	37,531	630
Gufic Biosciences Ltd.	77	320
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	4,509	26,720
Gujarat Pipavav Port Ltd.	16,587	28,048
Hathway Cable & Datacom Ltd.(1)	5,258	871
Havells India Ltd.	2,428	42,047
HBL Engineering Ltd.	6,132	56,217
HCL Technologies Ltd.	16,863	278,047
HDFC Asset Management Co. Ltd.	3,128	193,789
HDFC Bank Ltd.	112,072	1,209,641
HDFC Life Insurance Co. Ltd.	6,057	53,057
HealthCare Global Enterprises Ltd.(1)	1,599	12,203
HEG Ltd.	4,849	25,399
Hero MotoCorp Ltd.	6,326	364,792
HFCL Ltd.	11,203	8,923
HG Infra Engineering Ltd.	1,134	12,491
Himadri Speciality Chemical Ltd., ADR	10,859	54,907
Himatsingka Seide Ltd.	231	305
Hinduja Global Solutions Ltd.	241	1,400
Hindustan Aeronautics Ltd.	4,733	232,720
Hindustan Oil Exploration Co. Ltd.(1)	687	1,299
Hindustan Unilever Ltd.	4,532	136,665
Hindware Home Innovation Ltd.(1)	2,181	7,665
Hitachi Energy India Ltd.	14	3,038
Honda India Power Products Ltd.	209	6,629
Hubtown Ltd.(1)	5,143	20,577
ICICI Bank Ltd.	15,305	242,506
ICICI Bank Ltd., ADR	42,382	1,345,205
ICICI Lombard General Insurance Co. Ltd.	2,755	57,521
ICICI Prudential Life Insurance Co. Ltd.	1,582	10,759
IDFC First Bank Ltd.	143,650	110,729

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
IFCI Ltd.(1)	33,486	$19,415
IIFL Capital Services Ltd.	17,671	59,413
IIFL Finance Ltd.(1)	22,490	109,003
India Glycols Ltd.(1)	3,106	28,744
IndiaMart InterMesh Ltd.	2,741	80,750
Indian Energy Exchange Ltd.	22,813	36,178
Indian Hotels Co. Ltd.	9,956	85,677
Indian Metals & Ferro Alloys Ltd.	35	342
Indian Railway Catering & Tourism Corp. Ltd.	1,720	13,503
Indo Count Industries Ltd.	6,323	16,589
Indo Rama Synthetics India Ltd.	481	276
IndoStar Capital Finance Ltd.(1)	5,181	15,179
Indraprastha Medical Corp. Ltd.	1,432	7,123
IndusInd Bank Ltd.(1)	25,783	216,081
Infibeam Avenues Ltd.(1)	10,565	1,874
Infibeam Avenues Ltd.(1)	2,651	291
Info Edge India Ltd.	5,195	79,999
Infosys Ltd., ADR(2)	43,640	734,025
Ingersoll Rand India Ltd.	118	5,098
Inox Wind Ltd.(1)	5,270	8,263
Insecticides India Ltd.(1)	135	1,264
Intellect Design Arena Ltd.	3,093	34,283
IOL Chemicals & Pharmaceuticals Ltd.	1,290	1,327
ION Exchange India Ltd.	1,470	6,963
Ipca Laboratories Ltd.	3,566	55,975
IRB Infrastructure Developers Ltd.	31,598	15,377
ISGEC Heavy Engineering Ltd.(1)	33	367
ITD Cementation India Ltd.	8,363	67,221
Jai Corp. Ltd.	1,548	2,103
Jain Irrigation Systems Ltd.(1)	8,727	4,917
Jammu & Kashmir Bank Ltd.	41,038	46,050
Jamna Auto Industries Ltd.	29,537	34,775
Jana Small Finance Bank Ltd.(1)	3,707	20,637
JB Chemicals & Pharmaceuticals Ltd.	2,513	49,130
Jindal Poly Films Ltd.	165	1,125
Jio Financial Services Ltd.	44,244	156,525
JK Tyre & Industries Ltd.	10,760	39,156
JM Financial Ltd.	23,843	47,953
Jubilant Foodworks Ltd.	5,680	40,435
Jubilant Pharmova Ltd.	2,883	33,456
Just Dial Ltd.(1)	2,151	19,720
Jyothy Labs Ltd.	831	3,208
Kansai Nerolac Paints Ltd.	8,884	24,182
Karnataka Bank Ltd.	13,192	25,669
Karur Vysya Bank Ltd.	43,513	105,614
KCP Ltd.	7,300	16,322
KEC International Ltd.	6,780	62,077
KEI Industries Ltd.	970	41,967
Kellton Tech Solutions Ltd.(1)	595	173
Kennametal India Ltd.	93	2,320
Kiri Industries Ltd.(1)	1,143	6,878
Kirloskar Brothers Ltd.	1,810	39,833
Kirloskar Oil Engines Ltd.	5,917	60,440

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Kitex Garments Ltd.	903	$1,828
Kolte-Patil Developers Ltd.(1)	1,063	5,640
Kotak Mahindra Bank Ltd.	24,684	549,003
KPI Green Energy Ltd.	5,979	32,631
KPIT Technologies Ltd.	3,906	52,711
KPR Mill Ltd.	1,319	14,775
KRBL Ltd.	4,113	20,108
Krishna Institute of Medical Sciences Ltd.(1)	2,163	17,752
KRN Heat Exchanger & Refrigeration Ltd.(1)	2,005	19,598
KSB Ltd.	825	7,738
LA Opala RG Ltd.	598	1,644
Lemon Tree Hotels Ltd.(1)	409	769
LG Balakrishnan & Bros Ltd.	1,041	15,000
LIC Housing Finance Ltd.	22,960	144,624
Lodha Developers Ltd.	2,446	33,112
Lumax Auto Technologies Ltd.	732	9,761
Lupin Ltd.	6,741	144,979
LUX Industries Ltd.	48	694
Maharashtra Scooters Ltd.	188	33,811
Mahindra & Mahindra Financial Services Ltd.	30,925	89,074
Mahindra & Mahindra Ltd.	18,065	655,466
Mahindra Holidays & Resorts India Ltd.(1)	1,372	5,445
Mahindra Lifespace Developers Ltd.	302	1,199
Mahindra Logistics Ltd.	6,930	24,940
Maithan Alloys Ltd.	69	815
Man Industries India Ltd.(1)	316	1,371
Manali Petrochemicals Ltd.	1,472	1,076
Manappuram Finance Ltd.	54,375	161,153
Mangalore Chemicals & Fertilizers Ltd.	7,613	29,815
Marico Ltd.	5,018	41,280
Maruti Suzuki India Ltd.	2,481	416,380
MAS Financial Services Ltd.	6,505	22,879
Mastek Ltd.	113	3,108
Max Financial Services Ltd.(1)	7,072	128,451
Max Healthcare Institute Ltd.	3,221	42,173
Mayur Uniquoters Ltd.	1,297	7,698
Mazagon Dock Shipbuilders Ltd.	1,722	50,774
Meghmani Organics Ltd.(1)	1,526	1,419
Metropolis Healthcare Ltd.(1)	468	11,621
Minda Corp. Ltd.	5,462	30,930
Mirza International Ltd.(1)	663	241
Mishra Dhatu Nigam Ltd.	621	2,547
Mold-Tek Packaging Ltd.	61	542
Monte Carlo Fashions Ltd.	87	565
Motherson Sumi Wiring India Ltd.	154,119	72,744
Motilal Oswal Financial Services Ltd.	3,728	36,266
Mphasis Ltd.	5,412	170,754
MRF Ltd.	92	147,023
MSTC Ltd.	182	931
Multi Commodity Exchange of India Ltd.	1,119	93,864
Muthoot Finance Ltd.	5,696	170,569
Narayana Hrudayalaya Ltd.	4,268	84,837
Natco Pharma Ltd.	3,355	32,803

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
National Fertilizers Ltd.	712	$778
Navkar Corp. Ltd.(1)	1,587	2,106
Navneet Education Ltd.	1,113	1,948
NELCO Ltd.	265	2,419
NESCO Ltd.	1,967	31,325
Nestle India Ltd.	8,622	113,089
Network18 Media & Investments Ltd.(1)	68,622	41,121
Neuland Laboratories Ltd.	563	85,888
Newgen Software Technologies Ltd.	262	2,623
NHPC Ltd.	54,561	47,811
NIIT Learning Systems Ltd.	4,357	16,211
NIIT Ltd.	525	639
Nippon Life India Asset Management Ltd.	5,288	47,068
NMDC Ltd.	181,952	142,134
Nuvama Wealth Management Ltd.	1,210	87,589
Oberoi Realty Ltd.	2,503	45,742
Olectra Greentech Ltd.	242	4,235
Omaxe Ltd.(1)	298	296
One 97 Communications Ltd.(1)	6,461	88,478
Onesource Specialty Pharma Ltd.(1)	1,979	42,427
OnMobile Global Ltd.(1)	473	272
Optiemus Infracom Ltd.(1)	173	1,092
Oracle Financial Services Software Ltd.	776	72,989
Orient Electric Ltd.	8,140	19,839
Orient Paper & Industries Ltd.(1)	2,680	837
Page Industries Ltd.	230	115,693
Paisalo Digital Ltd.	31,562	10,772
Panama Petrochem Ltd.	251	840
Patel Engineering Ltd.(1)	19,479	8,191
PB Fintech Ltd.(1)	1,499	30,103
PC Jeweller Ltd.(1)	30,550	4,547
PDS Ltd.	771	2,818
Pearl Global Industries Ltd.	1,683	23,613
Pennar Industries Ltd.(1)	6,819	18,509
Persistent Systems Ltd.	3,021	181,525
PG Electroplast Ltd.	560	3,391
Phoenix Mills Ltd.	2,421	41,329
PI Industries Ltd.	2,794	117,130
Pidilite Industries Ltd.	803	27,771
Piramal Enterprises Ltd.	4,812	61,148
Piramal Pharma Ltd.	956	1,988
Pitti Engineering Ltd.	2,368	24,957
PNB Housing Finance Ltd.	4,528	38,698
Pokarna Ltd.	1,018	10,205
Polycab India Ltd.	286	23,017
Polyplex Corp. Ltd.	991	11,368
Pondy Oxides & Chemicals Ltd.	1,854	22,114
Poonawalla Fincorp Ltd.(1)	10,214	50,008
Power Finance Corp. Ltd.	56,655	243,983
Power Grid Corp. of India Ltd.	107,185	334,954
Power Mech Projects Ltd.	616	20,994
Praj Industries Ltd.	5,232	23,233
Prakash Industries Ltd.	8,059	14,324

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Prestige Estates Projects Ltd.	1,708	$30,271
Pricol Ltd.(1)	4,251	22,161
Prince Pipes & Fittings Ltd.	312	1,128
Procter & Gamble Health Ltd.	253	18,273
PSP Projects Ltd.(1)	400	3,112
Quess Corp. Ltd.	7,678	23,346
Radico Khaitan Ltd.	866	28,025
Railtel Corp. of India Ltd.	9,487	35,306
Rainbow Children's Medicare Ltd.	2,449	41,701
Rajesh Exports Ltd.(1)	1,830	3,635
Rallis India Ltd.	2,626	10,366
Ramco Systems Ltd.(1)	27	129
Ramky Infrastructure Ltd.(1)	3,862	23,899
Raymond Lifestyle Ltd.(1)	1,248	15,676
Raymond Ltd.(1)	1,561	10,625
Raymond Realty Ltd.(1)	1,561	10,734
RBL Bank Ltd.(1)	38,825	115,032
REC Ltd.	61,979	246,213
Redington Ltd.	25,460	69,558
Redtape Ltd.	2,652	3,676
Reliance Industrial Infrastructure Ltd.	30	299
Religare Enterprises Ltd.(1)	7,629	20,543
Repco Home Finance Ltd.	6,156	24,210
Restaurant Brands Asia Ltd.(1)	5,972	5,412
Rico Auto Industries Ltd.	5,876	5,975
RITES Ltd.	5,048	13,974
RPG Life Sciences Ltd.	383	10,081
RSWM Ltd.(1)	288	480
Rupa & Co. Ltd.	235	504
Safari Industries India Ltd.	472	11,475
Saksoft Ltd.	653	1,572
SAMHI Hotels Ltd.(1)	17,613	42,271
Sammaan Capital Ltd.	33,385	46,911
Samvardhana Motherson International Ltd.	185,695	195,147
Sandhar Technologies Ltd.	2,807	13,810
Sanghvi Movers Ltd.(1)	3,320	12,288
Sanofi India Ltd.	283	16,501
Sansera Engineering Ltd.	2,407	34,671
Sapphire Foods India Ltd.(1)	8,456	31,385
Satia Industries Ltd.	1,711	1,584
Satin Creditcare Network Ltd.(1)	3,993	6,123
SBFC Finance Ltd.(1)	40,389	48,400
SBI Cards & Payment Services Ltd.	9,479	86,454
SBI Life Insurance Co. Ltd.	2,373	48,570
Schaeffler India Ltd.	307	13,473
Schneider Electric Infrastructure Ltd.(1)	2,097	20,400
SEAMEC Ltd.(1)	1,176	13,174
Sequent Scientific Ltd.(1)	193	371
Servotech Renewable Power System Ltd.	14,134	19,674
Seshasayee Paper & Boards Ltd.	951	2,865
Shakti Pumps India Ltd.	294	2,687
Shankara Building Products Ltd.	97	1,017
Shanthi Gears Ltd.	393	2,496

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Shipping Corp. of India Land & Assets Ltd.	3,065	$1,695
Shoppers Stop Ltd.(1)	706	4,320
Shriram Finance Ltd.	63,071	415,392
Shriram Pistons & Rings Ltd.	1,443	41,049
Siemens Energy India Ltd.(1)	499	19,089
Siemens Ltd.	1,557	54,092
Siyaram Silk Mills Ltd.	139	970
SKF India Ltd.	1,559	78,502
Sobha Ltd.	3,603	58,514
SOM Distilleries & Breweries Ltd.(1)	1,480	2,303
Sona Blw Precision Forgings Ltd.	5,599	28,144
Sonata Software Ltd.	8,056	32,071
South Indian Bank Ltd.	16,624	5,522
Southern Petrochemical Industries Corp. Ltd.	22,193	27,174
Spandana Sphoorty Financial Ltd.(1)	269	743
Spandana Sphoorty Financial Ltd.(1)	65	83
Speciality Restaurants Ltd.	716	1,000
SRF Ltd.	893	28,723
State Bank of India, GDR	2,863	262,225
Steel Strips Wheels Ltd.	1,280	3,140
Sterlite Technologies Ltd.(1)	1,461	1,899
STL Networks Ltd.(1)	1,461	372
Stove Kraft Ltd.	129	935
Strides Pharma Science Ltd.	3,755	36,770
Sudarshan Chemical Industries Ltd.(1)	2,315	39,215
Sumitomo Chemical India Ltd.	255	1,637
Sun Pharmaceutical Industries Ltd.	12,205	220,799
Sun TV Network Ltd.	8,765	54,020
Sundaram Finance Ltd.	138	7,038
Sundram Fasteners Ltd.	1,507	17,422
Sunflag Iron & Steel Co. Ltd.(1)	4,345	13,098
Sunteck Realty Ltd.	4,389	18,936
Suprajit Engineering Ltd.	837	4,292
Supreme Industries Ltd.	1,952	98,957
Supreme Petrochem Ltd.	3,650	31,631
Suzlon Energy Ltd.(1)	69,387	44,487
Swaraj Engines Ltd.	636	28,933
Syngene International Ltd.	6,604	46,890
Tamil Nadu Newsprint & Papers Ltd.	2,474	4,562
Tamilnad Mercantile Bank Ltd.	3,283	15,761
Tamilnadu Petroproducts Ltd.	713	855
Tanla Platforms Ltd.	5,493	38,474
Tata Communications Ltd.	3,532	62,023
Tata Consultancy Services Ltd.	9,831	343,805
Tata Consumer Products Ltd.	1,997	24,128
Tata Elxsi Ltd.	1,195	70,916
Tata Investment Corp. Ltd.	429	33,112
Tata Motors Ltd.	7,541	57,221
Tata Technologies Ltd.	3,192	23,791
Tata Teleservices Maharashtra Ltd.(1)	1,227	781
TCI Express Ltd.	160	1,239
TeamLease Services Ltd.(1)	66	1,334
Tech Mahindra Ltd.	12,674	212,704

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Technocraft Industries India Ltd.	45	$1,257
Tega Industries Ltd.(1)	962	20,152
Tejas Networks Ltd.	62	410
Texmaco Rail & Engineering Ltd.	4,065	6,311
Thanga Mayil Jewellery Ltd.	698	17,858
Thermax Ltd.	276	10,043
Thirumalai Chemicals Ltd.(1)	663	2,187
Thomas Cook India Ltd.	9,872	19,896
Thyrocare Technologies Ltd.	317	4,552
Time Technoplast Ltd.	4,005	20,739
Timken India Ltd.	1,005	32,898
Tips Music Ltd.	2,733	18,033
Titagarh Rail System Ltd.(1)	4,401	41,184
Titan Co. Ltd.	1,912	78,707
Torrent Pharmaceuticals Ltd.	1,521	61,367
Tourism Finance Corp. of India Ltd.	8,960	30,576
TransIndia Real Estate Ltd.(1)	3,177	1,147
Transport Corp. of India Ltd.	729	9,422
Transrail Lighting Ltd.(1)	2,589	21,787
Trent Ltd.	1,523	91,539
Triveni Turbine Ltd.	2,044	12,040
TTK Prestige Ltd.	440	3,278
Tube Investments of India Ltd.	908	30,485
TV Today Network Ltd.	140	234
TVS Motor Co. Ltd.	1,206	44,818
TVS Motor Co. Ltd., Preference Shares(1)	4,824	547
TVS Srichakra Ltd.	149	4,795
TVS Supply Chain Solutions Ltd.(1)	13,217	18,378
Uflex Ltd.	2,752	16,103
Ugar Sugar Works Ltd.(1)	5,572	2,616
Ujjivan Small Finance Bank Ltd.(1)	103,405	50,042
Unichem Laboratories Ltd.(1)	1,194	6,825
Union Bank of India Ltd.	50,445	71,426
United Spirits Ltd.	4,049	60,220
UNO Minda Ltd.	1,849	26,777
UPL Ltd.	17,849	144,925
UPL Ltd.	2,015	12,236
UTI Asset Management Co. Ltd.	2,244	32,813
VA Tech Wabag Ltd.	485	8,019
Vadilal Industries Ltd.	384	22,146
Vaibhav Global Ltd.	295	684
Valiant Organics Ltd.(1)	107	405
Valor Estate Ltd.(1)	7,177	13,776
Vardhman Textiles Ltd.	4,955	23,873
Varroc Engineering Ltd.	1,311	7,945
Varun Beverages Ltd.	13,850	76,551
Vedant Fashions Ltd.	1,119	9,412
Venky's India Ltd.	65	1,081
Vinati Organics Ltd.	1,041	20,194
VIP Industries Ltd.(1)	2,951	14,037
Visaka Industries Ltd.	1,090	1,010
Vishnu Chemicals Ltd.	520	2,900
VL E-Governance & IT Solutions Ltd.(1)	1,063	410

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
V-Mart Retail Ltd.(1)	2,608	$21,974
Voltamp Transformers Ltd.	388	34,381
Voltas Ltd.	1,511	23,542
VRL Logistics Ltd.	8,992	26,919
Welspun Corp. Ltd.	5,887	56,362
Welspun Enterprises Ltd.	4,869	25,819
Welspun Living Ltd.	11,785	14,629
Westlife Foodworld Ltd.	866	7,051
Whirlpool of India Ltd.	24	354
Windlas Biotech Ltd.	436	4,940
Wipro Ltd., ADR	27,833	76,819
Wonderla Holidays Ltd.	85	591
Yes Bank Ltd.(1)	360,729	78,170
Zee Entertainment Enterprises Ltd.	46,637	61,313
Zee Media Corp. Ltd.(1)	1,302	182
Zen Technologies Ltd.	88	1,458
Zensar Technologies Ltd.	7,355	64,023
		28,429,509
Indonesia — 1.4%
Adi Sarana Armada Tbk. PT	31,800	1,696
Aspirasi Hidup Indonesia Tbk. PT	351,200	9,720
Astra Otoparts Tbk. PT	61,200	9,017
Bank BTPN Syariah Tbk. PT	193,400	17,486
Bank Central Asia Tbk. PT	582,100	285,176
Bank Jago Tbk. PT(1)	5,600	771
Bank KB Indonesia Tbk. PT(1)	53,500	262
Bank Mandiri Persero Tbk. PT	809,700	232,062
Bank Negara Indonesia Persero Tbk. PT	346,400	91,964
Bank Pan Indonesia Tbk. PT	102,300	7,164
Bank Pembangunan Daerah Jawa Timur Tbk. PT	52,800	1,648
Bank Rakyat Indonesia Persero Tbk. PT	1,275,600	313,137
Bank Tabungan Negara Persero Tbk. PT	518,978	40,863
BFI Finance Indonesia Tbk. PT	487,600	22,467
Blue Bird Tbk. PT	34,800	3,799
Buana Lintas Lautan Tbk. PT(1)	257,700	2,310
Bukalapak.com Tbk. PT(1)	3,747,900	39,539
Bumi Serpong Damai Tbk. PT(1)	246,600	16,219
Chandra Asri Pacific Tbk. PT	20,000	9,986
Ciputra Development Tbk. PT	483,500	29,779
Cisarua Mountain Dairy Tbk. PT	68,200	20,683
Clipan Finance Indonesia Tbk. PT	275,200	5,339
Darma Henwa Tbk. PT(1)	2,727,100	37,082
Dharma Polimetal Tbk. PT	121,800	7,351
Elang Mahkota Teknologi Tbk. PT	657,100	48,413
Erajaya Swasembada Tbk. PT	942,100	25,144
Gajah Tunggal Tbk. PT	182,300	11,151
Global Mediacom Tbk. PT(1)	394,100	3,394
GoTo Gojek Tokopedia Tbk. PT(1)	1,312,000	4,609
Indosat Tbk. PT	101,700	12,464
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	385,000	12,141
Jasa Marga Persero Tbk. PT	128,600	26,204
Kawasan Industri Jababeka Tbk. PT	1,810,600	22,833
Kencana Energi Lestari Tbk. PT	65,100	3,158

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Kino Indonesia Tbk. PT	3,700	$260
Lippo Cikarang Tbk. PT(1)	18,600	689
Lippo Karawaci Tbk. PT(1)	206,300	1,302
Map Aktif Adiperkasa PT	1,003,200	38,230
Mark Dynamics Indonesia Tbk. PT	12,400	481
Matahari Department Store Tbk. PT	214,100	20,642
MD Entertainment Tbk. PT(1)	19,140	3,821
Media Nusantara Citra Tbk. PT(1)	773,100	11,904
Medikaloka Hermina Tbk. PT	461,400	46,386
Mitra Adiperkasa Tbk. PT	698,000	50,955
Mitra Keluarga Karyasehat Tbk. PT	58,200	7,763
Mitra Pinasthika Mustika Tbk. PT	31,900	1,846
Pakuwon Jati Tbk. PT	283,400	6,396
Panin Financial Tbk. PT(1)	448,200	7,063
Petrosea Tbk. PT	192,800	44,304
Puradelta Lestari Tbk. PT	101,400	848
Samator Indo Gas Tbk. PT	19,300	1,008
Samudera Indonesia Tbk. PT	322,700	6,690
Sarana Menara Nusantara Tbk. PT	753,700	28,097
Sariguna Primatirta Tbk. PT	193,400	6,745
Steel Pipe Industry of Indonesia PT	18,300	459
Sumber Alfaria Trijaya Tbk. PT	113,300	15,116
Summarecon Agung Tbk. PT	571,500	15,544
Surya Citra Media Tbk. PT	1,370,000	26,407
Telkom Indonesia Persero Tbk. PT, ADR(2)	16,876	327,226
Temas Tbk. PT	297,100	2,466
Tower Bersama Infrastructure Tbk. PT	37,500	4,369
Unilever Indonesia Tbk. PT	126,000	12,995
Wijaya Karya Persero Tbk. PT(1)	131,100	811
XLSMART Telecom Sejahtera Tbk. PT	387,700	64,658
		2,130,512
Malaysia — 1.6%
Aeon Co. M Bhd.	42,800	13,164
AEON Credit Service M Bhd.	1,000	1,158
AFFIN Bank Bhd.(1)	30,083	15,964
Alliance Bank Malaysia Bhd.	40,682	43,393
AMMB Holdings Bhd.	107,200	136,826
Ann Joo Resources Bhd.(1)	300	48
Astro Malaysia Holdings Bhd.(1)	35,300	1,255
Axiata Group Bhd.	130,800	74,926
Bank Islam Malaysia Bhd.	22,800	12,354
Berjaya Food Bhd.(1)	31,108	2,137
Bermaz Auto Bhd.	45,500	7,165
Bursa Malaysia Bhd.	18,600	34,306
Carlsberg Brewery Malaysia Bhd.	2,500	9,563
CELCOMDIGI Bhd.	91,200	79,444
CIMB Group Holdings Bhd.	145,331	255,308
Cypark Resources Bhd.(1)	24,100	4,818
D&O Green Technologies Bhd.	100	31
Dayang Enterprise Holdings Bhd.	5,400	2,195
DRB-Hicom Bhd.	1,700	352
Dufu Technology Corp. Bhd.	2,100	549
Eco World Development Group Bhd.	7,800	3,876

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Ekovest Bhd.(1)	137,000	$12,160
Fraser & Neave Holdings Bhd.	1,000	6,385
Frontken Corp. Bhd.	13,400	13,562
Gamuda Bhd.	113,440	149,116
Greatech Technology Bhd.(1)	2,200	1,083
Hartalega Holdings Bhd.	61,400	17,122
Heineken Malaysia Bhd.	6,500	31,110
Hengyuan Refining Co. Bhd.(1)	5,300	1,543
Hiap Teck Venture Bhd.	7,600	503
Hong Leong Bank Bhd.	11,100	52,743
Hong Leong Capital Bhd.	600	480
Hong Leong Financial Group Bhd.	2,000	8,111
IHH Healthcare Bhd.	23,300	37,441
Inari Amertron Bhd.	24,900	11,920
IOI Properties Group Bhd.	54,400	28,723
Iskandar Waterfront City Bhd.(1)	76,500	5,611
Johor Plantations Group Bhd.	85,500	27,483
Kelington Group Bhd.	21,700	26,496
Kossan Rubber Industries Bhd.	59,000	16,881
KPJ Healthcare Bhd.	83,600	51,414
KSL Holdings Bhd.	26,375	10,551
Lingkaran Trans Kota Holdings Bhd.(1)	10,400	10
Lotte Chemical Titan Holding Bhd.(1)	2,000	253
Mah Sing Group Bhd.	108,000	29,412
Malayan Banking Bhd.	76,000	178,081
Malaysian Pacific Industries Bhd.	7,300	46,287
Malaysian Resources Corp. Bhd.	70,200	7,892
Maxis Bhd.	32,200	26,678
MBSB Bhd.	55,700	9,222
Mieco Chipboard Bhd.(1)	700	109
Mr. DIY Group M Bhd.	83,700	29,297
Nationgate Holdings Bhd.	22,800	6,991
Nestle Malaysia Bhd.	900	20,247
NEXG Bhd.	150,000	17,394
Pecca Group Bhd.	32,400	10,880
Pentamaster Corp. Bhd.(1)	1,100	935
Perak Transit Bhd.	11,250	1,838
Petron Malaysia Refining & Marketing Bhd.	500	429
Press Metal Aluminium Holdings Bhd.	16,800	22,114
Public Bank Bhd.	151,600	153,125
Ranhill Utilities Bhd.(1)	90,125	34,338
RHB Bank Bhd.	62,914	97,364
Scientex Bhd.	3,300	2,437
Shin Yang Group Bhd.	22,500	4,182
Signature International Bhd.	3,300	1,071
Sime Darby Bhd.	143,700	70,412
Sime Darby Property Bhd.	170,100	59,569
Southern Cable Group Bhd.	38,200	18,397
SP Setia Bhd. Group	119,500	29,685
Sunway Bhd.	23,400	27,259
Supermax Corp. Bhd.(1)	79,360	8,719
Swift Haulage Bhd.	2,100	209
Syarikat Takaful Malaysia Keluarga Bhd.	500	359

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Telekom Malaysia Bhd.	21,300	$35,408
TIME dotCom Bhd.	47,300	57,998
Top Glove Corp. Bhd.(1)	32,000	4,433
UEM Sunrise Bhd.	56,400	9,889
Unisem M Bhd.	5,800	3,649
UWC Bhd.(1)	5,800	3,879
Velesto Energy Bhd.	700,600	33,161
ViTrox Corp. Bhd.	3,600	3,332
VS Industry Bhd.	163,296	25,679
Westports Holdings Bhd.	2,000	2,646
Zetrix Ai Bhd.	187,276	38,064
		2,342,603
Mexico — 2.0%
Alsea SAB de CV(1)	15,158	43,758
America Movil SAB de CV, ADR	11,203	223,948
Arca Continental SAB de CV	3,762	38,439
Banco del Bajio SA	84,237	200,703
Becle SAB de CV	2,283	2,660
Bolsa Mexicana de Valores SAB de CV	9,200	18,790
Coca-Cola Femsa SAB de CV	4,700	39,840
Corp. Inmobiliaria Vesta SAB de CV	34,191	94,048
Fomento Economico Mexicano SAB de CV, ADR	1,374	119,043
Genomma Lab Internacional SAB de CV, Class B(2)	37,665	45,042
Gentera SAB de CV	112,137	274,928
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	1,476	150,862
Grupo Aeroportuario del Pacifico SAB de CV, ADR	957	230,637
Grupo Aeroportuario del Sureste SAB de CV, ADR	291	94,782
Grupo Bimbo SAB de CV, Series A(2)	22,698	70,631
Grupo Comercial Chedraui SA de CV	187	1,506
Grupo Financiero Banorte SAB de CV, Class O	58,158	529,746
Grupo Mexico SAB de CV, Series B	18,985	124,532
Grupo Televisa SAB, ADR(2)	24,878	69,410
Grupo Traxion SAB de CV(1)	22,770	18,421
Kimberly-Clark de Mexico SAB de CV, A Shares(2)	48,208	90,762
La Comer SAB de CV(2)	36,005	81,542
Megacable Holdings SAB de CV	25,120	72,677
Nemak SAB de CV(1)	151,393	31,066
Orbia Advance Corp. SAB de CV	43,188	33,968
Promotora y Operadora de Infraestructura SAB de CV	9,093	114,122
Qualitas Controladora SAB de CV(2)	8,155	73,495
Regional SAB de CV	204	1,585
Wal-Mart de Mexico SAB de CV	42,805	127,880
		3,018,823
Peru — 0.3%
Credicorp Ltd.	1,314	337,961
Intercorp Financial Services, Inc.	163	6,474
Southern Copper Corp.	1,289	123,849
		468,284
Philippines — 0.6%
Apex Mining Co., Inc.	193,900	23,129
Ayala Land, Inc.	125,100	61,297
Bank of the Philippine Islands	31,178	61,633
BDO Unibank, Inc.	47,346	111,902

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Century Pacific Food, Inc.	32,600	$20,935
Converge Information & Communications Technology Solutions, Inc.	78,600	19,258
Globe Telecom, Inc.	516	13,602
GT Capital Holdings, Inc.	3,500	42,271
International Container Terminal Services, Inc.	16,680	140,982
JG Summit Holdings, Inc.	67,500	28,089
Jollibee Foods Corp.	10,640	43,179
LT Group, Inc.	24,300	5,962
Manila Water Co., Inc.	65,100	47,851
Megaworld Corp.	460,000	16,596
Metropolitan Bank & Trust Co.	65,250	79,869
Monde Nissin Corp.	25,900	3,199
PLDT, Inc., ADR	1,240	25,395
Puregold Price Club, Inc.	40,300	29,101
Robinsons Land Corp.	54,000	13,882
Robinsons Retail Holdings, Inc.	840	521
Security Bank Corp.	3,640	4,774
SM Investments Corp.	1,410	18,623
SM Prime Holdings, Inc.	75,800	30,647
Wilcon Depot, Inc.	23,900	3,844
		846,541
Poland — 1.3%
Alior Bank SA	7,591	216,264
Allegro.eu SA(1)	4,674	46,970
AmRest Holdings SE	2,512	10,015
Asseco Poland SA	607	31,506
Bank Handlowy w Warszawie SA	1,390	39,332
Bank Millennium SA(1)	38,153	147,798
Bank Polska Kasa Opieki SA	4,687	236,078
Benefit Systems SA	133	119,038
Budimex SA	250	36,569
CCC SA(1)	2,071	95,017
CD Projekt SA	769	53,238
Cyfrowy Polsat SA(1)	851	3,345
Dino Polska SA(1)	7,150	89,214
KRUK SA	226	28,239
LPP SA	21	99,494
mBank SA(1)	239	57,732
Orange Polska SA	57,319	145,914
Pepco Group NV	8,936	52,595
Powszechna Kasa Oszczednosci Bank Polski SA	8,947	174,518
Powszechny Zaklad Ubezpieczen SA	9,149	152,270
Santander Bank Polska SA	193	26,866
TEN Square Games SA	34	774
Text SA	472	6,648
Warsaw Stock Exchange	147	2,357
XTB SA	274	5,795
		1,877,586
South Africa — 3.7%
Absa Group Ltd.	22,330	239,099
AECI Ltd.	10,179	62,000
Aspen Pharmacare Holdings Ltd.	11,712	70,293
Astral Foods Ltd.	159	1,893

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
AVI Ltd.	13,114	$69,562
Barloworld Ltd.	5,300	35,296
Bid Corp. Ltd.	3,408	88,992
Capitec Bank Holdings Ltd.	852	172,339
Clicks Group Ltd.	5,771	121,958
Coronation Fund Managers Ltd.	15,371	37,981
Curro Holdings Ltd.	15,555	10,402
DataTec Ltd.	15,906	56,779
Dis-Chem Pharmacies Ltd.	20,763	40,168
Discovery Ltd.	6,801	83,438
FirstRand Ltd.	44,582	187,914
Fortress Real Estate Investments Ltd., Class B	36,623	46,760
Foschini Group Ltd.	15,598	96,113
Gold Fields Ltd., ADR	14,620	489,478
Grindrod Ltd.	38,956	33,928
Impala Platinum Holdings Ltd.(1)	24,717	224,285
Investec Ltd.	4,546	33,712
JSE Ltd.	2,876	20,640
Kumba Iron Ore Ltd.(2)	1,973	36,203
Life Healthcare Group Holdings Ltd.	31,708	24,455
Merafe Resources Ltd.	31,725	1,961
Momentum Group Ltd.	81,870	165,790
Motus Holdings Ltd.	8,411	49,224
Mr. Price Group Ltd.	3,083	36,293
MTN Group Ltd.	42,084	357,502
MultiChoice Group(1)	8,589	59,782
Naspers Ltd., N Shares	123	40,580
Nedbank Group Ltd.	10,816	138,617
NEPI Rockcastle NV(1)	17,622	146,365
Netcare Ltd.	78,829	61,983
Ninety One Ltd.	10,821	27,158
Northam Platinum Holdings Ltd.	10,369	116,182
Nutun Ltd.(1)	2,029	135
Oceana Group Ltd.	69	199
Old Mutual Ltd.	217,713	171,328
Omnia Holdings Ltd.	8,971	37,322
OUTsurance Group Ltd.	19,736	85,058
Pepkor Holdings Ltd.	15,487	22,280
Pick n Pay Stores Ltd.(1)(2)	10,029	15,660
PPC Ltd.	120,786	34,863
PSG Financial Services Ltd.	7,859	10,031
Raubex Group Ltd.	11,186	27,820
Remgro Ltd.	18,227	175,341
Reunert Ltd.	2,725	8,555
Sanlam Ltd.	21,764	112,204
Santam Ltd.	1,536	38,109
Sappi Ltd.	11,060	18,173
Shoprite Holdings Ltd.	8,388	125,177
Sibanye Stillwater Ltd., ADR(1)	39,307	297,554
SPAR Group Ltd.(1)	10,107	62,069
Standard Bank Group Ltd.	19,011	267,466
Telkom SA SOC Ltd.	25,690	73,804
Tiger Brands Ltd.	4,690	82,750

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Truworths International Ltd.	11,826	$40,306
Valterra Platinum Ltd.	2,235	102,493
Vodacom Group Ltd.	13,498	109,003
Woolworths Holdings Ltd.(2)	3,861	11,363
Zeda Ltd.	6,460	4,661
		5,418,849
South Korea — 12.5%
Aekyung Chemical Co. Ltd.	845	6,387
Aekyung Industrial Co. Ltd.	22	255
Agabang & Co.(1)	104	379
Ahnlab, Inc.	19	825
Aju IB Investment Co. Ltd.	40	63
Alteogen, Inc.(1)	164	51,578
Amorepacific Corp.	461	39,772
Amorepacific Holdings Corp.	1,312	25,625
APR Corp.(1)	448	73,074
BGF Co. Ltd.	183	523
BGF retail Co. Ltd.	552	46,538
BH Co. Ltd.	1,386	18,276
Binggrae Co. Ltd.	682	34,591
BNK Financial Group, Inc.	12,589	130,174
Byucksan Corp.	247	380
C&C International Co. Ltd.	137	4,297
Celltrion, Inc.	973	117,068
Cheil Worldwide, Inc.	4,766	67,792
Cheryong Electric Co. Ltd.	359	8,838
CJ CGV Co. Ltd.(1)	3,809	12,658
CJ CheilJedang Corp.	463	76,147
CJ ENM Co. Ltd.(1)	1,079	55,312
CJ Logistics Corp.	755	45,246
Classys, Inc.	220	8,237
Com2uSCorp	75	2,114
Coreana Cosmetics Co. Ltd.(1)	63	122
Cosmax, Inc.	362	56,216
CosmoAM&T Co. Ltd.(1)	66	2,022
Coway Co. Ltd.	3,292	245,770
COWELL FASHION Co. Ltd.(1)	408	632
CS Wind Corp.	1,304	39,006
Cuckoo Homesys Co. Ltd.	229	4,449
Daeduck Electronics Co. Ltd.	1,634	28,057
Daewoong Co. Ltd.	334	5,929
Danal Co. Ltd.(1)	122	689
Daou Data Corp.	1,042	12,288
DB HiTek Co. Ltd.	1,837	60,257
DB Insurance Co. Ltd.	2,427	229,461
DI Dong Il Corp.	457	13,486
DL E&C Co. Ltd.	1,079	32,887
DN Automotive Corp.	430	8,194
Dong-A Socio Holdings Co. Ltd.	158	12,633
DongKook Pharmaceutical Co. Ltd.	41	500
Dongwha Enterprise Co. Ltd.(1)	1,097	7,367
Dongwon Development Co. Ltd.	33	68
Doosan Bobcat, Inc.(1)	1,157	44,200

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Doosan Co. Ltd.	6	$2,381
Doosan Enerbility Co. Ltd.(1)	2,829	124,405
Doosan Fuel Cell Co. Ltd.(1)	1,131	23,180
DoubleUGames Co. Ltd.	272	10,282
Douzone Bizon Co. Ltd.	413	23,554
Dreamtech Co. Ltd.	427	1,948
Echo Marketing, Inc.	508	5,013
Ecopro BM Co. Ltd.(1)	38	3,298
Ecopro HN Co. Ltd.	72	1,276
E-MART, Inc.	1,183	60,738
Eo Technics Co. Ltd.	220	32,362
Eugene Technology Co. Ltd.	90	3,074
F&F Co. Ltd.	776	37,041
FutureCore Co. Ltd.(1)	436	—
Genexine, Inc.(1)	113	418
GOLFZON Co. Ltd.	202	9,154
GS P&L Co. Ltd.(1)	232	8,166
GS Retail Co. Ltd.	1,031	11,998
Hana Financial Group, Inc.	8,428	496,843
Hana Tour Service, Inc.	324	11,970
Handsome Co. Ltd.	153	1,656
Hanjin Logistics Corp.	134	1,954
Hankook & Co. Co. Ltd.	1,873	32,759
Hankook Tire & Technology Co. Ltd.	3,929	113,257
Hanmi Semiconductor Co. Ltd.	839	51,769
Hanon Systems(1)	8,967	22,944
Hansae Co. Ltd.	851	5,679
Hansol Chemical Co. Ltd.	404	51,199
Hansol Technics Co. Ltd.	4,044	15,439
Hanssem Co. Ltd.	358	10,846
Hanwha Engine(1)	2,569	87,290
Hanwha Galleria Corp.(1)	853	690
Hanwha General Insurance Co. Ltd.(1)	3,225	13,175
Hanwha Investment & Securities Co. Ltd.(1)	5,448	21,685
Hanwha Life Insurance Co. Ltd.(1)	13,083	29,422
Hanwha Solutions Corp.	3,337	67,776
Hanwha Systems Co. Ltd.	548	20,024
Hanwha Vision Co. Ltd.(1)	466	17,713
HD Hyundai Construction Equipment Co. Ltd.	265	16,559
HD Hyundai Electric Co. Ltd.	624	218,820
HD Hyundai Infracore Co. Ltd.(1)	2,501	25,124
HD HYUNDAI MIPO	188	27,637
HDC Hyundai Development Co-Engineering & Construction, E Shares	2,503	35,683
HD-Hyundai Marine Engine(1)	1,221	80,427
Helixmith Co. Ltd.(1)	119	509
Hite Jinro Co. Ltd.	2,565	35,193
HL Holdings Corp.(1)	51	1,446
HL Mando Co. Ltd.	1,606	41,001
HLB, Inc.(1)	471	12,720
HMM Co. Ltd.	4,863	77,236
Hotel Shilla Co. Ltd.(1)	863	29,045
HPSP Co. Ltd.	1,143	21,738
HS Hyosung Advanced Materials Corp.	280	38,207

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
HS Hyosung Corp.(1)	15	$639
Hugel, Inc.(1)	52	11,757
Humedix Co. Ltd.	72	2,801
Hwaseung Enterprise Co. Ltd.	36	174
HYBE Co. Ltd.(1)	148	30,529
Hyosung Chemical Corp.(1)	3	63
Hyosung Corp.	918	57,138
Hyosung Heavy Industries Corp.	87	77,129
Hyosung TNC Corp.	348	54,642
Hyundai Autoever Corp.	262	32,923
HYUNDAI Corp.	447	7,118
Hyundai Department Store Co. Ltd.	1,415	75,463
Hyundai Elevator Co. Ltd.	416	23,432
Hyundai Engineering & Construction Co. Ltd.	1,996	88,781
Hyundai Futurenet Co. Ltd.	86	201
Hyundai GF Holdings	506	2,802
Hyundai Glovis Co. Ltd.	2,001	264,631
Hyundai Green Food	269	3,113
Hyundai Home Shopping Network Corp.	59	2,359
Hyundai Marine & Fire Insurance Co. Ltd.(1)	2,817	56,415
Hyundai Motor Co.	2,563	403,488
Hyundai Rotem Co. Ltd.	2,128	293,554
Hyundai Wia Corp.	1,815	65,347
Iljin Electric Co. Ltd.	1,031	26,500
iM Financial Group Co. Ltd.	8,428	82,944
iMarketKorea, Inc.	319	1,904
Industrial Bank of Korea	7,623	104,216
Innocean Worldwide, Inc.	1,147	15,126
Innox Advanced Materials Co. Ltd.	492	8,374
Insun ENT Co. Ltd.(1)	304	1,018
Interflex Co. Ltd.(1)	83	520
INTOPS Co. Ltd.	605	6,728
iNtRON Biotechnology, Inc.	184	504
IS Dongseo Co. Ltd.	786	11,056
ISU Chemical Co. Ltd.(1)	305	1,202
ISU Specialty Chemical(1)	1,190	37,976
IsuPetasys Co. Ltd.	1,936	91,449
JB Financial Group Co. Ltd.	5,346	90,240
Jusung Engineering Co. Ltd.	1,633	31,871
JYP Entertainment Corp.	1,061	55,481
K Car Co. Ltd.	629	7,192
Kakao Corp.	2,307	103,297
Kakao Games Corp.(1)	78	907
KakaoBank Corp.	1,971	34,832
Kakaopay Corp.(1)	951	40,854
KB Financial Group, Inc., ADR	7,640	600,962
KC Co. Ltd.	71	1,132
KC Tech Co. Ltd.	77	1,831
KCC Corp.	202	57,628
KCC Glass Corp.	147	3,139
KEPCO Engineering & Construction Co., Inc.	21	1,388
KEPCO Plant Service & Engineering Co. Ltd.	643	23,179
KG Eco Solution Co. Ltd.	1,102	4,593

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
KH Vatec Co. Ltd.	267	$2,438
Kia Corp.	5,924	448,230
KIWOOM Securities Co. Ltd.	427	62,893
Koh Young Technology, Inc.	681	7,107
Kolmar Korea Co. Ltd.(1)	335	18,667
Kolon Industries, Inc.	850	22,442
KONA I Co. Ltd.	820	29,955
Korea Investment Holdings Co. Ltd.	1,967	189,770
Korea Petrochemical Ind Co. Ltd.	256	22,398
Korea Real Estate Investment & Trust Co. Ltd.	1,631	1,420
Korean Air Lines Co. Ltd.	4,073	69,328
Korean Reinsurance Co.	8,007	62,341
Krafton, Inc.(1)	469	110,279
KT Corp.	1,216	47,297
KT Skylife Co. Ltd.	319	1,199
Kum Yang Co. Ltd.(1)	480	2,564
Kumho Petrochemical Co. Ltd.	518	40,736
Kumho Tire Co., Inc.(1)	8,646	30,791
LEENO Industrial, Inc.	1,668	55,821
LF Corp.	203	2,762
LG Display Co. Ltd., ADR(1)	27,792	122,563
LG Electronics, Inc.	3,252	172,319
LG Energy Solution Ltd.(1)	278	70,110
LG H&H Co. Ltd.	227	48,193
LG Innotek Co. Ltd.	826	99,829
LG Uplus Corp.	15,453	164,810
Lotte Chemical Corp.	377	17,180
Lotte Chilsung Beverage Co. Ltd.	304	26,111
LOTTE Fine Chemical Co. Ltd.	1,282	38,371
LOTTE Himart Co. Ltd.	6	36
Lotte Innovate Co. Ltd.	27	412
Lotte Rental Co. Ltd.	1,523	31,515
Lotte Shopping Co. Ltd.	544	25,828
Lotte Wellfood Co. Ltd.	117	9,773
LS Corp.	194	24,549
LS Electric Co. Ltd.	171	34,575
LVMC Holdings(1)	3,944	5,152
LX Hausys Ltd.	49	998
LX Semicon Co. Ltd.	824	31,735
Maeil Dairies Co. Ltd.	36	930
Mcnex Co. Ltd.	268	5,757
MegaStudyEdu Co. Ltd.	330	10,927
Meritz Financial Group, Inc.	3,251	295,748
Mirae Asset Securities Co. Ltd.	6,681	91,841
Misto Holdings Corp.	1,310	39,247
NAVER Corp.	1,332	204,760
NCSoft Corp.	188	27,362
Neowiz(1)	704	12,238
Netmarble Corp.	676	29,048
Nexen Tire Corp.	499	2,099
NEXTIN, Inc.	149	4,546
NH Investment & Securities Co. Ltd.	5,514	77,012
NHN Corp.	602	11,238

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
NHN KCP Corp.	879	$8,576
NICE Information Service Co. Ltd.	459	5,202
OCI Holdings Co. Ltd.	1,205	75,497
Otoki Corp.	114	31,424
Pan Ocean Co. Ltd.	10,419	29,142
Partron Co. Ltd.	1,043	4,801
Pearl Abyss Corp.(1)	43	1,010
PharmaResearch Co. Ltd.	43	20,921
PI Advanced Materials Co. Ltd.	615	7,488
Pond Group Co. Ltd.	235	1,606
PSK, Inc.	981	17,138
Pulmuone Co. Ltd.	21	210
RFHIC Corp.	31	585
S&S Tech Corp.	167	6,485
S-1 Corp.	658	37,828
Sam Young Electronics Co. Ltd.	51	380
Samsung Biologics Co. Ltd.(1)	130	93,292
Samsung C&T Corp.	812	97,734
Samsung Electro-Mechanics Co. Ltd.	1,188	136,290
Samsung Electronics Co. Ltd., GDR	2,603	3,219,554
Samsung Fire & Marine Insurance Co. Ltd.	942	299,811
Samsung Heavy Industries Co. Ltd.(1)	33,947	518,926
Samsung Life Insurance Co. Ltd.	836	85,885
Samsung SDI Co. Ltd.	520	77,062
Samsung SDS Co. Ltd.	634	66,982
Samsung Securities Co. Ltd.	3,523	173,919
Samwha Capacitor Co. Ltd.	47	859
SD Biosensor, Inc.	1,269	9,136
SeAH Steel Corp.	248	23,756
Sebang Co. Ltd.	290	2,910
Sebang Global Battery Co. Ltd.	282	12,565
Seegene, Inc.	882	16,447
Seobu T&D	1,016	6,868
Seojin System Co. Ltd.(1)	300	4,144
SFA Engineering Corp.	338	5,579
SFA Semicon Co. Ltd.(1)	644	1,591
Shinhan Financial Group Co. Ltd., ADR	9,972	470,978
Shinsegae International, Inc.	226	1,664
Shinsegae, Inc.	625	74,148
SK Biopharmaceuticals Co. Ltd.(1)	313	22,115
SK Bioscience Co. Ltd.(1)	159	5,387
SK Chemicals Co. Ltd.	548	23,414
SK D&D Co. Ltd.	317	2,301
SK Eternix Co. Ltd.(1)	568	8,350
SK Hynix, Inc.	11,151	2,124,682
SK IE Technology Co. Ltd.(1)	301	5,990
SK Networks Co. Ltd.	4,954	15,587
SK Telecom Co. Ltd., ADR	3,381	72,827
SKC Co. Ltd.(1)	118	7,912
SL Corp.	1,197	29,046
SM Entertainment Co. Ltd.	416	41,472
SNT Dynamics Co. Ltd.	1,015	45,467
Soop Co. Ltd.	354	19,798

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
ST Pharm Co. Ltd.	36	$2,390
STIC Investments, Inc.	42	307
Studio Dragon Corp.(1)	518	16,754
Sun Kwang Co. Ltd.	52	721
Sungwoo Hitech Co. Ltd.	1,622	7,004
Taewoong Co. Ltd.(1)	105	2,824
Taihan Electric Wire Co. Ltd.(1)	304	3,399
TES Co. Ltd.	1,545	33,106
TKG Huchems Co. Ltd.	432	5,460
Tongyang Life Insurance Co. Ltd.(1)	1,401	7,497
Value Added Technology Co. Ltd.	33	492
Vidente Co. Ltd.(1)	312	—
VT Co. Ltd.(1)	910	23,933
Webzen, Inc.	98	1,000
WONIK IPS Co. Ltd.	501	14,530
Wonik QnC Corp.	562	7,138
Woongjin Thinkbig Co. Ltd.	2,718	3,501
Woori Financial Group, Inc.	21,084	376,129
Woori Technology Investment Co. Ltd.(1)	1,267	9,745
W-Scope Chungju Plant Co. Ltd.(1)	317	1,696
YG Entertainment, Inc.	232	16,943
Youngone Corp.	1,572	66,129
Youngone Holdings Co. Ltd.	418	39,678
Yuhan Corp.	452	36,816
Zinus, Inc.	262	3,158
		18,444,988
Taiwan — 21.6%
Abico Avy Co. Ltd.	10,450	13,733
Ability Enterprise Co. Ltd.(1)	1,000	2,572
AcBel Polytech, Inc.	1,299	1,212
Accton Technology Corp.	10,000	329,224
Acer, Inc.	51,000	49,047
ACES Electronic Co. Ltd.(1)	13,000	31,822
Acon Holding, Inc.(1)	5,000	1,633
Acter Group Corp. Ltd.	4,000	115,990
Advanced International Multitech Co. Ltd.	4,000	7,771
Advanced Wireless Semiconductor Co.	5,000	18,261
Advancetek Enterprise Co. Ltd.	19,000	31,045
Advantech Co. Ltd.	1,099	12,281
AIC, Inc.	1,000	8,773
Allied Supreme Corp.	1,000	9,341
Alltek Technology Corp.	21,080	22,109
Alltop Technology Co. Ltd.	1,000	8,190
Alpha Networks, Inc.	8,000	7,499
Altek Corp.	23,561	38,510
Amazing Microelectronic Corp.	3,040	7,323
Ambassador Hotel	6,000	8,555
Ampak Technology, Inc.	2,000	5,455
Ampire Co. Ltd.	1,000	850
AMPOC Far-East Co. Ltd.(1)	5,000	27,936
AmTRAN Technology Co. Ltd.	27,456	12,276
Anpec Electronics Corp.	1,000	5,808
Aopen, Inc.	1,000	1,544

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Apacer Technology, Inc.	1,000	$2,081
Apex International Co. Ltd.(1)	7,995	6,990
Arcadyan Technology Corp.	9,000	69,425
Ardentec Corp.	36,000	86,998
Argosy Research, Inc.	1,000	5,621
ASE Technology Holding Co. Ltd., ADR	24,180	239,624
Asia Optical Co., Inc.	10,000	53,534
Asia Polymer Corp.	9,000	3,535
Asia Tech Image, Inc.	3,000	8,706
Asia Vital Components Co. Ltd.	6,382	208,338
ASROCK, Inc.	2,000	18,085
Asustek Computer, Inc.	10,000	205,723
AUO Corp.(1)	137,600	57,489
AURAS Technology Co. Ltd.	1,000	22,225
Avermedia Technologies	1,000	1,476
Axiomtek Co. Ltd.	4,000	11,313
Azurewave Technologies, Inc.	12,000	39,162
Bafang Yunji International Co. Ltd.	1,000	6,236
Bank of Kaohsiung Co. Ltd.	64,719	24,624
BenQ Materials Corp.	3,000	2,352
Bin Chuan Enterprise Co. Ltd.(1)	5,000	9,404
Bioteque Corp.	1,000	3,872
Bizlink Holding, Inc.	3,029	105,418
Brillian Network & Automation Integrated System Co. Ltd.	2,000	18,750
Capital Securities Corp.	56,000	39,797
Career Technology MFG. Co. Ltd.(1)	10,000	5,010
Caswell, Inc.	3,000	8,695
Catcher Technology Co. Ltd.	14,000	86,025
Cathay Financial Holding Co. Ltd.	199,611	399,718
Cenra, Inc.	1,000	1,115
Center Laboratories, Inc.(1)	2,198	2,669
Central Reinsurance Co. Ltd.	13,000	9,994
Chailease Holding Co. Ltd.	53,174	201,801
Chang Hwa Commercial Bank Ltd.	131,036	82,139
Chang Wah Electromaterials, Inc.	3,000	4,245
Chang Wah Technology Co. Ltd.	1,000	1,101
Channel Well Technology Co. Ltd.(1)	17,000	52,069
CHC Healthcare Group	7,000	11,220
CHC Resources Corp.	5,000	11,736
Chenbro Micom Co. Ltd.	3,000	59,316
Cheng Mei Materials Technology Corp.(1)	30,892	14,180
Cheng Shin Rubber Industry Co. Ltd.	57,000	70,628
Cheng Uei Precision Industry Co. Ltd.	6,000	9,302
Chenming Electronic Technology Corp.	6,000	25,312
Chicony Electronics Co. Ltd.	28,000	125,793
Chicony Power Technology Co. Ltd.	7,000	23,913
China Bills Finance Corp.	11,000	5,968
China Container Terminal Corp.	1,000	887
China General Plastics Corp.	3,000	1,149
China Man-Made Fiber Corp.(1)	47,000	10,167
China Metal Products	10,000	7,998
China Motor Corp.	4,000	7,571
China Steel Chemical Corp.	1,000	2,678

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
China Wire & Cable Co. Ltd.	1,000	$1,279
Chinese Maritime Transport Ltd.	2,000	3,510
Chin-Poon Industrial Co. Ltd.	13,000	17,204
Chipbond Technology Corp.	13,000	22,730
ChipMOS Technologies, Inc.	23,000	18,221
Chlitina Holding Ltd.	1,000	3,671
Chong Hong Construction Co. Ltd.	6,000	14,801
Chroma ATE, Inc.	9,000	170,482
Chunghwa Chemical Synthesis & Biotech Co. Ltd.	1,000	916
Chunghwa Precision Test Tech Co. Ltd.	1,000	40,398
Chunghwa Telecom Co. Ltd., ADR	1,699	73,923
Cleanaway Co. Ltd.	2,000	13,002
Clevo Co.	23,000	31,460
CMC Magnetics Corp.	42,400	12,398
Collins Co. Ltd.	1,000	490
Compal Electronics, Inc.	219,000	196,985
Compeq Manufacturing Co. Ltd.	34,000	89,576
Compucase Enterprise	7,000	25,241
Concord International Securities Co. Ltd.	16,963	7,888
Concord Securities Co. Ltd.	48,400	19,282
Contrel Technology Co. Ltd.	6,000	8,627
Coremax Corp.	2,000	3,638
Coretronic Corp.	10,000	39,919
Co-Tech Development Corp.	6,000	42,433
Creative Sensor, Inc.	5,400	10,618
CSBC Corp. Taiwan(1)	1,000	672
CTBC Financial Holding Co. Ltd.	374,000	501,653
CyberPower Systems, Inc.	2,000	14,545
Da-Li Development Co. Ltd.	7,188	9,939
Darfon Electronics Corp.	6,000	7,084
Darwin Precisions Corp.	1,000	366
Daxin Materials Corp.	3,000	37,207
Delpha Construction Co. Ltd.	1,000	1,005
Delta Electronics, Inc.	6,000	138,227
Depo Auto Parts Ind Co. Ltd.	6,000	28,152
Dimerco Data System Corp.	4,000	16,266
Dimerco Express Corp.	6,300	16,280
D-Link Corp.	3,000	1,771
Dynamic Holding Co. Ltd.	13,000	48,244
Dynapack International Technology Corp.	7,000	82,533
E Ink Holdings, Inc.	1,000	8,532
E.Sun Financial Holding Co. Ltd.	290,410	316,952
Eastech Holding Ltd.	6,000	21,883
Eclat Textile Co. Ltd.	4,000	52,137
Edom Technology Co. Ltd.(1)	11,000	13,678
Elan Microelectronics Corp.	4,000	15,544
Elite Advanced Laser Corp.	2,000	13,107
Elite Material Co. Ltd.	5,000	197,909
Elitegroup Computer Systems Co. Ltd.	11,000	6,944
eMemory Technology, Inc.	1,000	67,028
Emerging Display Technologies Corp.	1,000	710
Ennostar, Inc.(1)	28,000	35,460
Eson Precision Ind Co. Ltd.	5,000	12,906

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Eternal Materials Co. Ltd.	24,850	$35,469
Evergreen International Storage & Transport Corp.	28,000	31,185
Evergreen Marine Corp. Taiwan Ltd.	28,800	174,062
EVERGREEN Steel Corp.	7,000	20,412
Everlight Chemical Industrial Corp.	18,000	10,829
Everlight Electronics Co. Ltd.	15,000	33,373
Excelsior Medical Co. Ltd.	5,567	15,857
Far Eastern Department Stores Ltd.	45,000	30,620
Far Eastern International Bank(1)	87,716	38,641
Far Eastern New Century Corp.	85,000	76,584
Far EasTone Telecommunications Co. Ltd.	24,934	68,521
Faraday Technology Corp.	3,000	15,344
Farglory F T Z Investment Holding Co. Ltd.	2,423	4,046
Farglory Land Development Co. Ltd.	11,000	22,072
Favite, Inc.	5,000	11,471
Feedback Technology Corp.	1,080	4,143
Feng TAY Enterprise Co. Ltd.	6,120	23,416
First Financial Holding Co. Ltd.	317,169	293,473
First Hi-Tec Enterprise Co. Ltd.	3,000	31,417
First Steamship Co. Ltd.(1)	16,000	3,118
FIT Holding Co. Ltd.	9,000	10,562
Fitipower Integrated Technology, Inc.	1,950	11,266
FLEXium Interconnect, Inc.(1)	12,000	26,585
Flytech Technology Co. Ltd.	5,000	18,056
FocalTech Systems Co. Ltd.(1)	11,000	24,580
Forcecon Tech Co. Ltd.(1)	3,085	12,933
Formosa Advanced Technologies Co. Ltd.	8,000	6,786
Formosa Chemicals & Fibre Corp.	41,000	40,189
Formosa International Hotels Corp.	2,000	12,546
Formosa Laboratories, Inc.	2,000	4,389
Formosan Union Chemical Corp.	13,000	7,187
Foxconn Technology Co. Ltd.	47,000	108,329
Foxsemicon Integrated Technology, Inc.	2,000	18,809
Franbo Lines Corp.	1,000	672
Froch Enterprise Co. Ltd.	4,000	1,842
FSP Technology, Inc.	7,000	12,948
Fu Hua Innovation Co. Ltd.	41,850	28,661
Fubon Financial Holding Co. Ltd.	144,144	393,836
Fulgent Sun International Holding Co. Ltd.	3,118	10,812
Fulltech Fiber Glass Corp.(1)	8,892	22,090
Fusheng Precision Co. Ltd.	5,000	43,263
G Shank Enterprise Co. Ltd.	3,176	10,563
Gamania Digital Entertainment Co. Ltd.	3,000	5,877
Gemtek Technology Corp.	15,000	12,290
General Interface Solution GIS Holding Ltd.(1)	7,000	14,340
Genius Electronic Optical Co. Ltd.	2,000	29,569
GeoVision, Inc.	4,450	7,606
Getac Holdings Corp.	10,000	49,859
Giant Manufacturing Co. Ltd.	7,000	23,957
Gigabyte Technology Co. Ltd.	13,000	116,888
Global Brands Manufacture Ltd.	26,057	121,704
Global Mixed Mode Technology, Inc.	2,000	15,156
Global Unichip Corp.	2,000	86,252

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Globaltek Fabrication Co. Ltd.	4,000	$8,637
Globalwafers Co. Ltd.	7,000	84,671
Gloria Material Technology Corp.	13,000	16,223
Gold Circuit Electronics Ltd.	8,800	144,220
Golden Long Teng Development Co. Ltd.	8,000	7,219
Gordon Auto Body Parts	1,000	949
Gourmet Master Co. Ltd.	2,000	5,333
Grand Fortune Securities Co. Ltd.	2,200	822
Grand Pacific Petrochemical(1)	38,352	12,285
Grand Process Technology Corp.	1,000	48,958
Grape King Bio Ltd.	4,000	16,842
Greatek Electronics, Inc.	26,000	50,726
Group Up Industrial Co. Ltd.	4,000	33,681
GTM Holdings Corp.	1,000	983
Hai Kwang Enterprise Corp.(1)	1,071	528
Hannstar Board Corp.	25,120	73,291
HannStar Display Corp.(1)	43,000	10,618
HannsTouch Holdings Co.(1)	12,000	2,576
HD Renewable Energy Co. Ltd.	2,284	11,153
Highwealth Construction Corp.	34,351	46,848
Hiroca Holdings Ltd.	1,000	723
Hitron Technology, Inc.(1)	5,000	3,846
Hiwin Technologies Corp.	2,030	14,067
Hiyes International Co. Ltd.	3,000	8,376
Ho Tung Chemical Corp.	43,000	11,055
Hocheng Corp.	8,000	5,730
Holy Stone Enterprise Co. Ltd.	5,050	14,077
Hon Hai Precision Industry Co. Ltd.	201,000	1,326,992
Hong Pu Real Estate Development Co. Ltd.	10,000	8,997
Hong TAI Electric Industrial	1,000	1,232
Horizon Securities Co. Ltd.	1,060	382
Hotai Finance Co. Ltd.	7,920	17,869
Hotai Motor Co. Ltd.	6,020	107,971
HTC Corp.(1)	49,000	112,184
Hu Lane Associate, Inc.	5,125	25,157
Hua Nan Financial Holdings Co. Ltd.	136,716	124,523
Huaku Development Co. Ltd.	5,775	18,856
Huang Hsiang Construction Corp.	1,000	1,320
Hung Sheng Construction Ltd.	10,000	7,006
Hwang Chang General Contractor Co. Ltd.	27,353	75,104
Ibase Technology, Inc.	1,000	1,776
IBF Financial Holdings Co. Ltd.	38,601	19,521
Ichia Technologies, Inc.	7,000	13,891
I-Chiun Precision Industry Co. Ltd.	8,324	21,243
IEI Integration Corp.	3,000	6,869
Infortrend Technology, Inc.	6,000	4,200
Innodisk Corp.	2,120	20,048
Innolux Corp.	221,248	101,024
Inpaq Technology Co. Ltd.	5,000	11,137
Insyde Software Corp.	2,400	18,323
Integrated Service Technology, Inc.	2,000	8,572
International Games System Co. Ltd.	5,000	124,632
Inventec Corp.	39,000	52,163

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Iron Force Industrial Co. Ltd.	4,148	$16,819
ITE Technology, Inc.	12,000	52,313
ITEQ Corp.	16,000	71,059
Jarllytec Co. Ltd.(1)	1,000	4,066
Jetwell Computer Co. Ltd.	2,240	14,201
Johnson Health Tech Co. Ltd.	3,000	14,047
JPC connectivity, Inc.	3,000	17,429
JPP Holding Co. Ltd.	3,000	26,700
Kaimei Electronic Corp.	5,800	11,210
Kaori Heat Treatment Co. Ltd.	1,000	12,533
KEE TAI Properties Co. Ltd.	9,135	3,446
Kenda Rubber Industrial Co. Ltd.	2,100	1,411
Kenmec Mechanical Engineering Co. Ltd.(1)	5,160	13,363
Kerry TJ Logistics Co. Ltd.	1,000	1,118
Keystone Microtech Corp.	1,000	14,630
Kindom Development Co. Ltd.	29,700	34,144
King Yuan Electronics Co. Ltd.	48,000	242,873
King's Town Bank Co. Ltd.(1)	30,000	54,181
Kinik Co.	1,000	11,276
Kinpo Electronics	57,000	34,895
Kinsus Interconnect Technology Corp.	6,000	22,081
KMC Kuei Meng International, Inc.	1,000	3,034
KNH Enterprise Co. Ltd.	2,000	1,109
Ko Ja Cayman Co. Ltd.	1,000	1,134
KS Terminals, Inc.	4,000	6,822
Kwong Lung Enterprise Co. Ltd.	1,000	1,634
Lanner Electronics, Inc.(1)	3,180	9,106
Largan Precision Co. Ltd.	1,000	78,180
Lealea Enterprise Co. Ltd.(1)	8,320	1,836
LEE CHI Enterprises Co. Ltd.	1,000	338
Lelon Electronics Corp.	4,000	11,475
Lien Hwa Industrial Holdings Corp.	2,486	4,023
Lingsen Precision Industries Ltd.(1)	22,000	13,278
Lintes Technology Co. Ltd.	2,000	7,374
Lite-On Technology Corp.	44,000	186,140
Long Bon International Co. Ltd.(1)	17,000	8,459
Longchen Paper & Packaging Co. Ltd.(1)	11,000	3,586
Longwell Co.	5,000	18,113
Lotes Co. Ltd.	1,025	48,188
Lotus Pharmaceutical Co. Ltd.	3,000	18,916
Lumax International Corp. Ltd.	7,000	26,064
Lung Yen Life Service Corp.(1)	7,000	12,341
Macroblock, Inc.	1,000	2,213
Macronix International Co. Ltd.(1)	39,000	25,514
Makalot Industrial Co. Ltd.	8,160	71,366
Marketech International Corp.	7,000	60,032
Materials Analysis Technology, Inc.	1,051	6,674
MediaTek, Inc.	29,000	1,288,644
Mega Financial Holding Co. Ltd.	207,967	271,908
Mercuries Life Insurance Co. Ltd.(1)	87,000	15,788
Merida Industry Co. Ltd.	5,000	18,450
Merry Electronics Co. Ltd.	5,075	17,756
Micro-Star International Co. Ltd.	18,000	79,068

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Mildef Crete, Inc.	4,000	$15,278
MIN AIK Technology Co. Ltd.	12,000	8,133
Mitac Holdings Corp.	31,900	100,559
momo.com, Inc.	1,050	8,656
MOSA Industrial Corp.(1)	13,331	8,168
Mosel Vitelic, Inc.	2,000	1,375
MPI Corp.	3,000	134,863
MSSCORPS Co. Ltd.	3,000	16,936
My Humble House Hospitality Management Consulting	3,000	3,612
Myson Century, Inc.	40,000	101,951
Namchow Holdings Co. Ltd.	12,000	15,525
Nan Pao Resins Chemical Co. Ltd.	2,000	26,496
Nan Ya Printed Circuit Board Corp.	4,000	28,471
Nanya Technology Corp.(1)	17,000	25,953
Netronix, Inc.	3,000	11,938
Nexcom International Co. Ltd.	8,000	26,760
Nichidenbo Corp.	6,000	13,720
Nidec Chaun-Choung Technology Corp.	1,000	4,746
Nien Hsing Textile Co. Ltd.	2,000	1,159
Nien Made Enterprise Co. Ltd.	4,000	56,306
Nova Technology Corp.	4,000	28,925
Novatek Microelectronics Corp.	9,000	127,552
Nuvoton Technology Corp.	8,000	16,298
O-Bank Co. Ltd.	22,000	6,466
Oneness Biotech Co. Ltd.(1)	143	326
Optimax Technology Corp.	8,000	6,072
Orient Semiconductor Electronics Ltd.	23,000	33,226
Oriental Union Chemical Corp.(1)	3,000	1,200
O-TA Precision Industry Co. Ltd.	3,000	6,013
Pan Jit International, Inc.	15,000	31,370
Pan-International Industrial Corp.	17,000	32,441
PCL Technologies, Inc.	3,000	11,662
Pegatron Corp.	80,000	182,995
Pegavision Corp.	2,000	20,774
Phison Electronics Corp.	3,000	47,551
Phoenix Silicon International Corp.	6,275	32,780
Pixart Imaging, Inc.	2,000	12,799
Planet Technology Corp.	2,000	9,392
Pou Chen Corp.	85,000	79,909
Powerchip Semiconductor Manufacturing Corp.(1)	63,000	32,555
Powertech Technology, Inc.	27,000	104,188
Poya International Co. Ltd.	1,030	15,719
President Chain Store Corp.	20,000	166,173
President Securities Corp.	35,200	23,940
Primax Electronics Ltd.	18,000	48,676
Prince Housing & Development Corp.	33,000	9,887
Promate Electronic Co. Ltd.	19,199	32,267
Prosperity Dielectrics Co. Ltd.	7,000	9,380
Qisda Corp.	15,000	15,501
Quanta Computer, Inc.	28,000	238,431
Quanta Storage, Inc.	9,000	36,224
Quintain Steel Co. Ltd.(1)	23,327	7,612
Radiant Opto-Electronics Corp.	15,000	70,121

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Radium Life Tech Co. Ltd.(1)	34,947	$12,646
Realtek Semiconductor Corp.	14,000	243,237
Rechi Precision Co. Ltd.	13,000	10,315
Rich Development Co. Ltd.	33,990	9,595
Ritek Corp.(1)	29,000	10,307
Rodex Fasteners Corp.	1,000	1,007
Roo Hsing Co. Ltd.(1)	263	91
Ruentex Development Co. Ltd.	4,050	3,982
Ruentex Industries Ltd.	18,000	31,781
San Fang Chemical Industry Co. Ltd.	14,000	14,260
San Far Property Ltd.	8,000	4,877
Sanyang Motor Co. Ltd.	10,000	21,244
Savior Lifetec Corp.	5,000	3,052
Scientech Corp.	1,000	12,598
ScinoPharm Taiwan Ltd.	1,000	580
SDI Corp.	1,000	2,887
Senao Networks, Inc.	3,000	16,824
Sercomm Corp.	13,000	44,597
Shanghai Commercial & Savings Bank Ltd.	161,905	216,688
Sharehope Medicine Co. Ltd.	1,146	966
Sheng Yu Steel Co. Ltd.	1,000	745
ShenMao Technology, Inc.	4,000	16,894
Shih Her Technologies, Inc.	3,000	17,191
Shih Wei Navigation Co. Ltd.(1)	8,000	4,615
Shin Foong Specialty & Applied Materials Co. Ltd.	1,000	1,070
Shin Ruenn Development Co. Ltd.	13,000	28,755
Shin Zu Shing Co. Ltd.	4,127	35,315
Shinkong Insurance Co. Ltd.	12,000	42,285
Shinkong Synthetic Fibers Corp.	27,000	13,094
Shiny Chemical Industrial Co. Ltd.	3,600	16,469
Sigurd Microelectronics Corp.	37,000	101,800
Simplo Technology Co. Ltd.	8,000	102,916
Sinbon Electronics Co. Ltd.	4,000	30,281
Sino-American Silicon Products, Inc.	1,000	3,361
Sinon Corp.	11,000	15,193
SinoPac Financial Holdings Co. Ltd.	294,866	225,025
Sinphar Pharmaceutical Co. Ltd.	1,080	1,145
Sitronix Technology Corp.	3,000	20,504
Siward Crystal Technology Co. Ltd.	3,000	2,142
Soft-World International Corp.	4,000	13,373
Solar Applied Materials Technology Corp.	1,000	1,913
Solomon Technology Corp.	2,000	10,192
Sonix Technology Co. Ltd.	1,000	1,193
Sporton International, Inc.	1,050	6,039
Sports Gear Co. Ltd.	1,000	3,399
St. Shine Optical Co. Ltd.	3,000	14,253
Standard Foods Corp.	21,000	20,674
Stark Technology, Inc.	4,000	22,567
Sunonwealth Electric Machine Industry Co. Ltd.	5,000	22,117
Sunplus Innovation Technology, Inc.	2,053	9,013
Sunrex Technology Corp.	2,000	2,729
Supreme Electronics Co. Ltd.	28,843	40,619
Symtek Automation Asia Co. Ltd.	2,080	13,975

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Syncmold Enterprise Corp.	5,000	$11,552
Synnex Technology International Corp.	45,000	96,536
Systex Corp.	4,000	15,330
T3EX Global Holdings Corp.	1,000	2,327
TAI Roun Products Co. Ltd.	1,000	426
Taichung Commercial Bank Co. Ltd.	123,792	86,091
TaiDoc Technology Corp.	2,000	9,277
Taiflex Scientific Co. Ltd.	7,000	12,951
Tainan Spinning Co. Ltd.	31,000	13,757
Tai-Saw Technology Co. Ltd.	1,000	624
Taisun Enterprise Co. Ltd.	1,000	609
Taita Chemical Co. Ltd.	1,050	395
TAI-TECH Advanced Electronics Co. Ltd.	3,000	12,097
Taiwan Business Bank	190,931	94,041
Taiwan Cooperative Financial Holding Co. Ltd.	38,482	29,786
Taiwan Fire & Marine Insurance Co. Ltd.	19,000	20,565
Taiwan FU Hsing Industrial Co. Ltd.	12,000	17,339
Taiwan Glass Industry Corp.(1)	5,000	5,745
Taiwan High Speed Rail Corp.	43,000	38,768
Taiwan Hon Chuan Enterprise Co. Ltd.	10,222	46,184
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	9,000	10,134
Taiwan Mask Corp.	7,000	9,599
Taiwan Mobile Co. Ltd.	3,000	10,436
Taiwan Navigation Co. Ltd.	4,000	3,621
Taiwan Paiho Ltd.	6,000	10,491
Taiwan PCB Techvest Co. Ltd.	6,000	7,147
Taiwan Sakura Corp.	4,000	11,329
Taiwan Secom Co. Ltd.	1,000	3,652
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	42,224	9,748,255
Taiwan Steel Union Co. Ltd.	1,000	3,554
Taiwan Styrene Monomer(1)	1,000	297
Taiwan Surface Mounting Technology Corp.	7,000	24,464
Taiwan TEA Corp.(1)	9,000	4,283
Taiwan Union Technology Corp.	6,000	71,610
Tatung Co. Ltd.	16,150	20,901
Tatung System Technologies, Inc.(1)	4,000	9,348
TBI Motion Technology Co. Ltd.(1)	14,000	21,143
TCI Co. Ltd.(1)	3,000	13,315
Team Group, Inc.(1)	3,000	7,284
Teco Electric & Machinery Co. Ltd.	30,000	66,523
Test Research, Inc.	5,000	34,916
Tex-Ray Industrial Co. Ltd.(1)	1,000	243
Thinking Electronic Industrial Co. Ltd.	1,000	4,926
Thye Ming Industrial Co. Ltd.(1)	6,000	11,039
Ton Yi Industrial Corp.	17,000	10,174
Tong Hsing Electronic Industries Ltd.	3,770	13,827
Tong Yang Industry Co. Ltd.	7,000	23,128
Tong-Tai Machine & Tool Co. Ltd.(1)	15,000	18,890
Topco Scientific Co. Ltd.	6,086	57,815
Topkey Corp.	6,000	37,128
Topoint Technology Co. Ltd.	9,000	26,455
TPK Holding Co. Ltd.	14,000	18,471
Transcend Information, Inc.	6,000	19,687

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Tripod Technology Corp.	25,000	$261,437
TS Financial Holding Co. Ltd.	819,553	434,503
TS Financial Holding Co. Ltd., Preference Shares(1)	97,335	28,975
Tsann Kuen Enterprise Co. Ltd.	4,000	3,217
TSRC Corp.	13,000	7,253
TTY Biopharm Co. Ltd.	7,000	17,562
Tung Ho Steel Enterprise Corp.	12,000	24,884
Tung Thih Electronic Co. Ltd.	1,144	2,518
TXC Corp.	6,000	17,239
TYC Brother Industrial Co. Ltd.	7,000	9,414
Tycoons Group Enterprise(1)	702	189
Tyntek Corp.	1,000	621
TZE Shin International Co. Ltd.	1,100	576
UDE Corp.	4,000	14,206
Unimicron Technology Corp.	28,000	130,671
Union Bank of Taiwan	37,957	20,567
Uni-President Enterprises Corp.	108,000	272,651
Unitech Printed Circuit Board Corp.	21,000	20,968
United Microelectronics Corp.	177,000	232,876
United Orthopedic Corp.	3,000	11,301
United Renewable Energy Co. Ltd.(1)	3,000	624
Univacco Technology, Inc.	6,000	9,469
Universal Cement Corp.	10,200	9,836
UPC Technology Corp.(1)	28,000	9,271
USI Corp.	15,000	5,090
Utechzone Co. Ltd.	1,000	3,320
UVAT Technology Co. Ltd.	3,000	6,974
Vanguard International Semiconductor Corp.	32,464	96,388
Ventec International Group Co. Ltd.	2,000	7,122
VIA Labs, Inc.	2,000	5,996
Visco Vision, Inc.	2,000	13,348
VisEra Technologies Co. Ltd.	3,000	25,636
Vizionfocus, Inc.	2,000	12,260
Voltronic Power Technology Corp.	1,000	32,132
Wafer Works Corp.(1)	14,000	10,931
Wah Lee Industrial Corp.	1,000	3,241
Walsin Lihwa Corp.	43,627	32,318
Walsin Technology Corp.	5,000	13,374
Walton Advanced Engineering, Inc.	1,000	451
Wan Hai Lines Ltd.	25,150	67,902
We & Win Development Co. Ltd.(1)	1,000	342
Weikeng Industrial Co. Ltd.	14,000	12,840
Win Semiconductors Corp.	8,000	24,042
Winbond Electronics Corp.(1)	75,228	48,055
Winmate, Inc.	2,000	12,549
Winstek Semiconductor Co. Ltd.	2,000	6,645
Wisdom Marine Lines Co. Ltd.	10,000	19,743
Wistron Corp.	88,000	322,757
WITS Corp.	2,131	7,740
Wiwynn Corp.	2,000	191,955
WNC Corp.	15,071	62,229
Wowprime Corp.	7,398	53,039
WPG Holdings Ltd.	7,000	15,261

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
WT Microelectronics Co. Ltd.	13,395	$53,566
WUS Printed Circuit Co. Ltd.	7,000	25,892
XinTec, Inc.	4,000	17,761
Xxentria Technology Materials Corp.	5,450	7,327
Yageo Corp.	3,796	17,189
Yang Ming Marine Transport Corp.	53,000	99,649
Yem Chio Co. Ltd.(1)	2,000	1,031
Yeong Guan Energy Technology Group Co. Ltd.(1)	1,000	725
YFY, Inc.	26,000	21,196
Young Fast Optoelectronics Co. Ltd.	6,000	10,845
Youngtek Electronics Corp.	6,000	11,579
Yuanta Financial Holding Co. Ltd.	290,545	307,561
Yulon Finance Corp.(1)	7,477	25,840
Yulon Motor Co. Ltd.	17,952	19,261
Zenitron Corp.	11,000	11,178
Zhen Ding Technology Holding Ltd.	23,000	146,752
Zippy Technology Corp.	12,000	21,963
Zyxel Group Corp.	6,898	7,617
		31,860,950
Thailand — 1.4%
AAPICO Hitech PCL, NVDR	10,400	4,629
Advanced Info Service PCL, NVDR	19,700	179,139
Advanced Information Technology PCL, NVDR	17,000	2,560
AEON Thana Sinsap Thailand PCL, NVDR	4,200	14,197
Airports of Thailand PCL, NVDR	48,700	54,228
Amata Corp. PCL, NVDR	50,800	24,787
AP Thailand PCL, NVDR	169,100	38,417
Asia Plus Group Holdings PCL, NVDR	12,400	958
Asset World Corp. PCL, NVDR	51,900	3,564
Bangkok Aviation Fuel Services PCL, NVDR	4,000	1,044
Bangkok Chain Hospital PCL, NVDR	49,300	19,784
Bangkok Dusit Medical Services PCL, NVDR	125,000	79,907
Bangkok Expressway & Metro PCL, NVDR	124,900	20,462
Bangkok Life Assurance PCL, NVDR	8,700	4,701
BCPG PCL, NVDR	59,300	15,668
BEC World PCL, NVDR	21,300	1,380
Berli Jucker PCL, NVDR	5,600	2,979
BTS Group Holdings PCL, NVDR(1)	96,300	9,410
Bumrungrad Hospital PCL, NVDR	16,100	88,418
Cal-Comp Electronics Thailand PCL, NVDR	372,300	66,670
Carabao Group PCL, NVDR	15,900	25,156
Central Pattana PCL, NVDR	47,500	75,647
Central Plaza Hotel PCL, NVDR	39,500	35,095
Central Retail Corp. PCL, NVDR	43,600	28,707
Charoen Pokphand Foods PCL, NVDR	37,500	25,370
Chularat Hospital PCL, NVDR	161,700	7,885
Com7 PCL, NVDR	38,600	30,437
Country Group Holdings PCL, NVDR(1)	32,800	546
CP ALL PCL, NVDR	26,700	36,322
CP Axtra PCL, NVDR	28,462	15,756
Delta Electronics Thailand PCL, NVDR	28,700	132,843
Ditto Thailand PCL, NVDR	3,580	1,469
Dohome PCL, NVDR	1,492	167

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Eastern Water Resources Development & Management PCL, NVDR	1,400	$98
Erawan Group PCL, NVDR	169,400	12,561
Forth Corp. PCL, NVDR(1)	1,500	317
G J Steel PCL, NVDR(1)	238,500	960
Gulf Development PCL, NVDR(1)	22,860	33,164
Gunkul Engineering PCL, NVDR	391,800	21,800
Hana Microelectronics PCL, NVDR	15,400	11,508
Home Product Center PCL, NVDR	253,100	55,524
Humanica PCL, NVDR	1,500	333
Indorama Ventures PCL, NVDR	28,000	18,738
Interlink Communication PCL, NVDR	6,900	1,036
Jasmine International PCL, NVDR(1)	4,424	205
Jaymart Group Holdings PCL, NVDR	28,900	7,370
JMT Network Services PCL, NVDR	4,700	1,701
Kasikornbank PCL, NVDR	13,500	70,222
KCE Electronics PCL, NVDR	29,900	23,558
KGI Securities Thailand PCL, NVDR	21,200	2,538
Kiatnakin Phatra Bank PCL, NVDR	15,000	27,543
Krung Thai Bank PCL, NVDR	67,200	51,106
Krungthai Card PCL, NVDR	19,800	16,695
Land & Houses PCL, NVDR	230,500	27,755
LPN Development PCL, NVDR	4,900	260
Major Cineplex Group PCL, NVDR	57,000	13,635
MBK PCL, NVDR	21,100	11,206
MC Group PCL, NVDR	18,400	5,972
MCS Steel PCL, NVDR	10,300	2,658
Mega Lifesciences PCL, NVDR	22,100	19,081
Minor International PCL, NVDR	138,500	100,180
MK Restaurants Group PCL, NVDR	12,500	8,330
Muangthai Capital PCL, NVDR	23,400	26,950
Origin Property PCL, NVDR	4,800	323
Osotspa PCL, NVDR	58,600	29,734
Plan B Media PCL, NVDR	112,500	15,268
Polyplex Thailand PCL, NVDR	5,900	1,729
POSCO-Thainox PCL, NVDR	14,600	186
Praram 9 Hospital PCL, NVDR	19,600	13,680
PRG Corp. PCL, NVDR	1,810	431
Pruksa Holding PCL, NVDR	31,500	3,990
Quality Houses PCL, NVDR	256,100	10,751
Rajthanee Hospital PCL, NVDR	5,900	2,440
Ramkhamhaeng Hospital PCL, NVDR	4,200	2,240
Ratchthani Leasing PCL, NVDR	68,270	3,559
RS PCL, NVDR(1)	10,460	91
S Hotels & Resorts PCL, NVDR	24,300	1,103
S Kijchai Enterprise PCL, R Shares, NVDR	11,000	1,940
Sabina PCL, NVDR	13,600	6,517
Samart Corp. PCL, NVDR	107,500	21,439
Sansiri PCL, NVDR	353,900	15,737
Sappe PCL, NVDR	4,000	4,011
SC Asset Corp. PCL, NVDR	44,500	2,503
SCB X PCL, NVDR	5,000	19,840
Sena Development PCL, NVDR	1,800	103
Sermsang Power Corp. Co. Ltd., NVDR	39,497	4,847

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Siam Global House PCL, NVDR	49,387	$10,848
SISB PCL, NVDR	9,400	4,273
Somboon Advance Technology PCL, NVDR	11,300	4,503
Sri Trang Agro-Industry PCL, NVDR	42,200	15,788
Srisawad Corp. PCL, NVDR	18,882	14,620
Srithai Superware PCL, NVDR	89,900	2,915
Stecon Group PCL, NVDR(1)	102,300	24,226
Stella X PCL, NVDR(1)	16,500	107
STP & I PCL, NVDR(1)	26,900	3,376
Supalai PCL, NVDR	62,500	29,557
Super Energy Corp. PCL, NVDR(1)	510,600	2,226
Tata Steel Thailand PCL, NVDR(1)	6,100	143
Thai Vegetable Oil PCL, NVDR	1,240	946
Thai Wah PCL, NVDR	17,900	1,226
Thaicom PCL, NVDR(1)	41,900	12,103
Thanachart Capital PCL, NVDR	5,400	8,467
TIDLOR Holdings PCL, NVDR	54,844	31,936
Tisco Financial Group PCL, NVDR	5,100	15,907
TKS Technologies PCL, NVDR	7,900	1,441
TMBThanachart Bank PCL, NVDR	552,300	32,433
TOA Paint Thailand PCL, NVDR	8,700	3,705
True Corp. PCL, NVDR(1)	159,169	56,126
TTW PCL, NVDR	8,800	2,472
VGI PCL, NVDR	133,400	8,661
WHA Corp. PCL, NVDR	111,600	12,407
Workpoint Entertainment PCL, NVDR(1)	200	26
Xspring Capital PCL, NVDR(1)	19,300	316
		2,084,522
Turkey — 0.8%
Akbank TAS	52,011	86,342
Akfen Yenilenebilir Enerji AS(1)	40,264	17,914
Aksigorta AS(1)	7,090	1,160
Alarko Holding AS	3,850	8,214
Albaraka Turk Katilim Bankasi AS	127,302	26,774
Alkim Alkali Kimya AS	2,294	963
Anadolu Anonim Turk Sigorta Sirketi	43,656	23,703
Anadolu Efes Biracilik Ve Malt Sanayii AS	40,650	16,726
Anadolu Hayat Emeklilik AS	1,936	4,186
Aselsan Elektronik Sanayi Ve Ticaret AS	8,722	38,872
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	8,305	23,855
BIM Birlesik Magazalar AS	6,364	81,998
Bogazici Beton Sanayi Ve Ticaret AS	596	306
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	476	916
Bursa Cimento Fabrikasi AS	29,409	5,270
Cemas Dokum Sanayi AS(1)	39,306	6,464
Coca-Cola Icecek AS	11,120	13,331
Dogus Otomotiv Servis ve Ticaret AS	2,414	11,102
EGE Gubre Sanayii AS	377	1,043
EGE Seramik Sanayi ve Ticaret AS(1)	2,218	195
Enerjisa Enerji AS	2,296	4,409
Enerya Enerji AS	25,826	6,915
Esenboga Elektrik Uretim AS(1)	12,355	3,025
Europap Tezol Kagit Sanayi VE Ticaret AS	1,977	742

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Europen Endustri Insaat Sanayi VE Ticaret AS(1)	133,264	$28,674
Fenerbahce Futbol AS(1)	805	259
Ford Otomotiv Sanayi AS	7,829	21,277
Galata Wind Enerji AS(1)	2,740	1,778
Gipta Ofis Kirtasiye VE Promosyon Urunleri Imalat Sanayi AS	7,694	27,490
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	924	7,768
Goodyear Lastikleri TAS(1)	1,190	551
Gozde Girisim Sermayesi Yatirim Ortakligi AS(1)	17,584	9,710
GSD Holding AS(1)	17,144	2,151
Hektas Ticaret TAS(1)	1	—
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS(1)	20,085	3,980
Is Finansal Kiralama AS(1)	9,497	4,388
Is Yatirim Menkul Degerler AS	23,172	24,558
Isiklar Enerji ve Yapi Holding AS(1)	39,033	13,612
Jantsa Jant Sanayi Ve Ticaret AS	1,061	604
Karsan Otomotiv Sanayii Ve Ticaret AS(1)	1,394	412
Konya Kagit Sanayi VE Ticaret AS(1)	590	626
Kordsa Teknik Tekstil AS(1)	348	580
Logo Yazilim Sanayi Ve Ticaret AS	5,380	23,847
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	21,110	22,939
MLP Saglik Hizmetleri AS(1)	2,359	20,513
Naturel Yenilenebilir Enerji Ticaret AS	5,795	1,430
Netas Telekomunikasyon AS(1)	611	1,188
Parsan Makina Parcalari Sanayii AS(1)	96	220
Penta Teknoloji Urunleri Dagitim Ticaret AS(1)	734	296
Polisan Holding AS	191,187	21,468
Qua Granite Hayal(1)	13,408	2,438
Ral Yatirim Holding AS(1)	4,516	14,366
Sasa Polyester Sanayi AS(1)(2)	290,860	33,164
Segmen Kardesler Gida Uretim Ve Ambalaj Sanayi AS/Turkey	6,131	3,624
Sekerbank Turk AS	209,325	40,922
Selcuk Ecza Deposu Ticaret ve Sanayi AS	6,254	13,165
Sok Marketler Ticaret AS	9,023	8,849
TAB Gida Sanayi Ve Ticaret AS, Class A	2,125	11,137
TAV Havalimanlari Holding AS(1)	9,484	58,444
Tekfen Holding AS	6,942	17,631
Teknosa Ic Ve Dis Ticaret AS(1)	554	383
Tofas Turk Otomobil Fabrikasi AS	1,867	11,371
Turcas Petrol AS	942	828
Turk Traktor ve Ziraat Makineleri AS	1,021	15,349
Turkcell Iletisim Hizmetleri AS, ADR	9,206	54,131
Turkiye Halk Bankasi AS(1)	13,239	8,615
Turkiye Is Bankasi AS, C Shares	169,793	62,156
Turkiye Sigorta AS	55,020	13,374
Turkiye Sinai Kalkinma Bankasi AS(1)	64,155	22,637
Turkiye Vakiflar Bankasi TAO, D Shares(1)	50,512	35,381
Ulker Biskuvi Sanayi AS	7,483	20,635
Usak Seramik Sanayii AS(1)	233,484	22,760
Vakif Finansal Kiralama AS(1)	87,205	5,811
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	6,906	10,587
Vestel Beyaz Esya Sanayi ve Ticaret AS	22,519	7,345
Vestel Elektronik Sanayi ve Ticaret AS(1)	7,788	8,012
Yapi ve Kredi Bankasi AS(1)	84,785	67,802

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Yigit Aku Malzemeleri Nakliyat Turizm Ins San Ve Tic AS(1)	3,211	$2,228
Yunsa Yunlu Sanayi VE Ticare AS	14,664	3,244
		1,201,133
United States — 0.2%
Coupang, Inc.(1)	9,265	264,794
TOTAL COMMON STOCKS (Cost $118,594,651)		147,999,798
WARRANTS — 0.0%
Brazil — 0.0%
Marisa Lojas SA(1)	1,657	61
Malaysia — 0.0%
Eco World Development Group Bhd.(1)	360	82
Supermax Corp. Bhd.(1)	3,768	142
Top Glove Corp. Bhd.(1)	1,600	59
VS Industry Bhd.(1)	15,360	73
		356
Thailand — 0.0%
Buriram Sugar PCL, NVDR(1)	950	3
Jasmine International PCL, NVDR(1)	2,212	31
Kiatnakin Phatra Bank PCL, NVDR(1)	450	23
Origin Property PCL, NVDR(1)	1,025	14
Roctec Global PCL, NVDR(1)	5,800	4
RS PCL, NVDR(1)	418	2
TEAM Consulting Engineering & Management PCL, NVDR(1)	3,120	20
VGI PCL, NVDR(1)	5,330	102
		199
TOTAL WARRANTS (Cost $—)		616
RIGHTS — 0.0%
China — 0.0%
XJ International Holdings Co. Ltd.(1)(2) (Cost $—)	17,666	22
SHORT-TERM INVESTMENTS — 1.3%
Money Market Funds — 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	194,092	194,092
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,707,705	1,707,705
TOTAL SHORT-TERM INVESTMENTS (Cost $1,901,797)		1,901,797
TOTAL INVESTMENT SECURITIES — 101.5% (Cost $120,496,448)		149,902,233
OTHER ASSETS AND LIABILITIES — (1.5)%		(2,282,197)
TOTAL NET ASSETS — 100.0%		$147,620,036

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	26.9%
Information Technology	23.1%
Consumer Discretionary	15.2%
Communication Services	9.2%
Industrials	8.8%
Health Care	4.6%
Materials	4.2%
Consumer Staples	4.0%
Real Estate	2.7%
Utilities	1.4%
Energy	0.1%
Short-Term Investments	1.3%
Other Assets and Liabilities	(1.5)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,732,885. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,947,599, which includes securities collateral of $2,239,894.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$2,956,782	$3,963,179	—
Chile	225,554	609,612	—
China	8,399,077	31,168,223	—
Colombia	67,061	175,065	—
India	2,249,726	26,179,783	—
Indonesia	327,226	1,803,286	—
Mexico	888,682	2,130,141	—
Peru	468,284	—	—
Philippines	25,395	821,146	—
South Africa	787,032	4,631,817	—
South Korea	1,267,330	17,177,658	—
Taiwan	10,061,802	21,799,148	—
Turkey	54,131	1,147,002	—
United States	264,794	—	—
Other Countries	—	8,350,862	—
Warrants	—	616	—
Rights	—	22	—
Short-Term Investments	1,901,797	—	—
	$29,944,673	$119,957,560	—

See Notes to Financial Statements.

Schedule of Investments - Avantis Responsible International Equity ETF
AUGUST 31, 2025

	Shares	Value
COMMON STOCKS — 99.6%
Australia — 6.5%
Accent Group Ltd.	15,587	$14,460
Acrow Ltd.	22,581	15,300
Adairs Ltd.	3,476	6,207
Aeris Resources Ltd.(1)(2)	7,465	1,100
ALS Ltd.	4,919	59,666
Amotiv Ltd.	2,816	17,979
AMP Ltd.	96,734	107,968
Ansell Ltd.	1,271	28,180
ANZ Group Holdings Ltd.	40,306	885,689
ARB Corp. Ltd.	1,869	48,773
ASX Ltd.	552	22,549
Atlas Arteria Ltd.	18,532	64,544
Aurizon Holdings Ltd.	80,575	170,638
Australian Clinical Labs Ltd.	3,194	5,945
Australian Ethical Investment Ltd.	1,635	8,022
Australian Finance Group Ltd.	4,286	7,841
Baby Bunting Group Ltd.(1)	2,449	4,321
Bank of Queensland Ltd.	17,207	81,720
Bapcor Ltd.	7,051	18,337
Bega Cheese Ltd.	6,534	24,871
Bendigo & Adelaide Bank Ltd.	15,338	133,616
Brambles Ltd.	36,950	626,197
Bravura Solutions Ltd.	15,899	23,267
Breville Group Ltd.	2,156	47,408
CAR Group Ltd.	3,055	80,585
Catalyst Metals Ltd.(1)	12,817	61,075
Cedar Woods Properties Ltd.	897	4,391
Cettire Ltd.(1)	6,562	1,348
Challenger Ltd.	28,776	156,654
Champion Iron Ltd.(2)	11,566	33,955
Cleanaway Waste Management Ltd.	11,990	21,774
Cochlear Ltd.	462	90,975
Coles Group Ltd.	34,558	539,485
Commonwealth Bank of Australia	10,899	1,211,402
Computershare Ltd.	3,187	79,311
Credit Corp. Group Ltd.	2,219	23,874
CSL Ltd.	1,329	184,874
Data#3 Ltd.	5,771	34,667
Deterra Royalties Ltd.	7,299	19,973
Develop Global Ltd.(1)	3,593	9,092
Dicker Data Ltd.	3,428	20,448
Domino's Pizza Enterprises Ltd.	391	3,850
DroneShield Ltd.(1)	6,366	13,695
Eagers Automotive Ltd.(2)	198	3,573
Elders Ltd.	4,331	21,056
Emeco Holdings Ltd.(1)	14,154	9,900
EML Payments Ltd.(1)	15,143	11,181
Endeavour Group Ltd.	54,587	136,205
Evolution Mining Ltd.	61,937	355,325
EVT Ltd.	5,156	47,216

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Firefinch Ltd.(1)	1,565	$10
FleetPartners Group Ltd.(1)	7,440	13,717
Flight Centre Travel Group Ltd.(2)	2,604	22,139
Fortescue Ltd.	26,417	333,202
GenusPlus Group Ltd.	3,709	12,748
Gold Road Resources Ltd.	53,508	117,943
GWA Group Ltd.	460	758
Hansen Technologies Ltd.	2,025	7,886
Harvey Norman Holdings Ltd.	21,096	94,915
Healius Ltd.	33,131	18,593
Helia Group Ltd.	18,048	65,434
HUB24 Ltd.	1,064	75,942
Humm Group Ltd.	7,799	3,212
IDP Education Ltd.	3,776	13,844
Imdex Ltd.	13,408	26,439
Infomedia Ltd.	9,198	10,072
Insurance Australia Group Ltd.	32,843	186,841
IPH Ltd.	2,960	8,830
IRESS Ltd.	1,758	10,033
James Hardie Industries PLC(1)	5,115	103,881
James Hardie Industries PLC(1)(2)	2,372	47,748
JB Hi-Fi Ltd.	4,275	326,909
Kelsian Group Ltd.	12,654	41,137
Kogan.com Ltd.	3,571	9,403
Lendlease Corp. Ltd.	7,541	27,316
Lifestyle Communities Ltd.(2)	1,575	5,838
Lovisa Holdings Ltd.	2,202	61,896
Lycopodium Ltd.	1,848	14,369
Lynas Rare Earths Ltd.(1)	10,582	95,849
Maas Group Holdings Ltd.	7,281	21,281
Macquarie Group Ltd.	2,387	350,095
Magellan Financial Group Ltd.	12,243	81,572
Mayne Pharma Group Ltd.(1)	4,351	14,710
McMillan Shakespeare Ltd.	3,568	45,659
Medibank Pvt Ltd.	71,225	237,285
Megaport Ltd.(1)	2,491	26,801
Metals X Ltd.(1)	32,351	13,501
Mineral Resources Ltd.(1)	7,426	180,260
Myer Holdings Ltd.	56,660	24,603
MyState Ltd.	3,804	10,680
National Australia Bank Ltd.	28,524	796,064
Netwealth Group Ltd.	2,315	51,955
nib holdings Ltd.	19,402	97,316
Nick Scali Ltd.	3,584	56,825
Nine Entertainment Co. Holdings Ltd.	81,425	88,718
Nuix Ltd.(1)	2,980	5,157
OFX Group Ltd.(1)	7,105	3,761
Omni Bridgeway Ltd.(1)	5,497	5,804
oOh!media Ltd.	21,480	23,577
Ora Banda Mining Ltd.(1)	58,098	32,632
Orora Ltd.	30,733	41,723
Pantoro Gold Ltd.(1)	77	236
Pepper Money Ltd.	2,156	3,031

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Perpetual Ltd.	2,281	$32,354
Perseus Mining Ltd.	40,276	100,942
Platinum Asset Management Ltd.	18,594	9,733
Praemium Ltd.	6,320	3,299
Premier Investments Ltd.	3,694	53,821
Pro Medicus Ltd.	775	150,532
PWR Holdings Ltd.(2)	1,167	5,940
QBE Insurance Group Ltd.	30,005	423,933
Qube Holdings Ltd.	11,861	32,512
Ramsay Health Care Ltd.	1,424	31,518
REA Group Ltd.	571	93,512
Reece Ltd.	1,956	14,230
Reliance Worldwide Corp. Ltd.	18,734	51,168
Renascor Resources Ltd.(1)(2)	891	41
Sandfire Resources Ltd.(1)	16,142	132,095
SEEK Ltd.	2,290	41,412
Seven West Media Ltd.(1)	26,177	2,400
SGH Ltd.	5,059	166,590
Sigma Healthcare Ltd.(2)	50,429	102,750
Silver Mines Ltd.(1)	6,386	502
Sims Ltd.	8,225	76,342
SiteMinder Ltd.(1)	8,771	39,506
SmartGroup Corp. Ltd.	3,145	18,567
Solvar Ltd.	1,497	1,727
Sonic Healthcare Ltd.	949	14,906
Southern Cross Electrical Engineering Ltd.	11,113	14,230
Southern Cross Media Group Ltd.(1)	4,878	2,553
SRG Global Ltd.	32,826	42,121
Steadfast Group Ltd.	11,045	43,859
Suncorp Group Ltd.	10,456	145,309
Super Retail Group Ltd.	7,241	88,899
Technology One Ltd.	4,370	113,807
Telix Pharmaceuticals Ltd.(1)	168	1,599
Telstra Group Ltd.	79,122	253,133
Transurban Group	9,533	90,927
Treasury Wine Estates Ltd.	14,280	73,012
Webjet Group Ltd.(1)	3,763	2,223
Wesfarmers Ltd.	8,419	504,286
Westpac Banking Corp.	36,642	922,978
WiseTech Global Ltd.	864	57,242
Woolworths Group Ltd.	13,391	252,070
Xero Ltd.(1)	1,181	125,933
Zip Co. Ltd.(1)	3,206	8,836
		13,913,981
Austria — 0.3%
ANDRITZ AG	586	41,256
AT&S Austria Technologie & Systemtechnik AG(1)	1,378	32,836
BAWAG Group AG(1)	888	114,815
CA Immobilien Anlagen AG	533	14,628
DO & Co. AG	131	34,815
Erste Group Bank AG	2,013	191,608
Eurotelesites AG(1)	260	1,528
Oesterreichische Post AG	1,103	37,149

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Porr AG	353	$12,251
Raiffeisen Bank International AG	2,875	95,513
Semperit AG Holding	97	1,521
Telekom Austria AG	1,097	12,014
UNIQA Insurance Group AG	2,719	39,402
Verbund AG	564	40,222
Vienna Insurance Group AG Wiener Versicherung Gruppe	467	24,218
Wienerberger AG	351	12,232
		706,008
Belgium — 1.0%
Ackermans & van Haaren NV	585	151,760
Ageas SA	2,770	195,168
AGFA-Gevaert NV(1)	2,374	2,974
Anheuser-Busch InBev SA, ADR(2)	3,340	209,318
Argenx SE, ADR(1)	278	197,992
Azelis Group NV(2)	250	3,729
Barco NV	3,284	53,878
Bekaert SA	1,214	54,554
bpost SA(1)	3,375	8,436
Cie d'Entreprises CFE	203	2,104
Colruyt Group NV(2)	1,184	52,079
Deceuninck NV	384	951
D'ieteren Group	681	147,572
Elia Group SA	707	80,899
Fagron	2,361	57,314
Galapagos NV, ADR(1)(2)	1,018	32,006
Gimv NV	545	28,101
KBC Group NV	3,193	376,369
Kinepolis Group NV(2)	473	18,877
Lotus Bakeries NV(2)	2	19,613
Melexis NV	326	25,810
Ontex Group NV(1)(2)	2,838	21,634
Proximus SADP	2,761	23,934
Syensqo SA(2)	145	12,817
UCB SA(2)	1,125	263,901
Umicore SA	4,728	73,790
VGP NV(2)	275	31,397
		2,146,977
Canada — 11.2%
ADENTRA, Inc.	1,423	35,613
ADF Group, Inc.	1,820	11,463
AGF Management Ltd., Class B	3,288	29,352
Agnico Eagle Mines Ltd.	6,312	910,066
Aimia, Inc.(1)(2)	1,057	2,386
Altus Group Ltd.	1,392	62,447
Amerigo Resources Ltd.	3,870	6,312
Andlauer Healthcare Group, Inc.	826	32,063
Aritzia, Inc.(1)	3,047	182,418
Ascot Resources Ltd.(1)	2,923	106
Atrium Mortgage Investment Corp.	585	4,941
AutoCanada, Inc.(1)	1,344	32,549
B2Gold Corp.	47,253	195,088
Ballard Power Systems, Inc.(1)(2)	2,620	5,246

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Bank of Montreal	5,892	$712,995
Bank of Nova Scotia	14,325	894,641
BCE, Inc.	585	14,598
Bitfarms Ltd.(1)(2)	10,787	14,374
Black Diamond Group Ltd.	2,948	24,836
Bonterra Energy Corp.(1)	932	2,341
Boralex, Inc., A Shares	2,978	62,624
Boston Pizza Royalties Income Fund	244	3,839
Boyd Group Services, Inc.	576	94,569
Brookfield Asset Management Ltd., Class A	1,403	84,434
Brookfield Asset Management Ltd., Class A	808	48,609
Brookfield Corp.	2,079	136,652
Brookfield Renewable Corp.	1,704	57,435
Brookfield Renewable Corp. (New York)	1,238	41,721
Brookfield Wealth Solutions Ltd.(1)	508	33,335
BRP, Inc.	903	56,829
CAE, Inc.(1)	4,670	125,918
Cameco Corp.	1,525	117,971
Canaccord Genuity Group, Inc.	828	6,132
Canada Goose Holdings, Inc.(1)	3,023	39,181
Canadian Imperial Bank of Commerce	14,256	1,101,263
Canadian National Railway Co.	3,151	305,039
Canadian Pacific Kansas City Ltd.	5,201	396,168
Canadian Tire Corp. Ltd., Class A(2)	1,035	129,059
Canfor Corp.(1)	1,389	13,168
Cascades, Inc.	3,847	27,536
CCL Industries, Inc., Class B	2,503	149,941
Celestica, Inc. (Toronto)(1)	5,237	1,020,059
CGI, Inc.	1,668	161,972
Cineplex, Inc.(1)	585	5,035
Cogeco Communications, Inc.	888	41,563
Colliers International Group, Inc.	352	58,118
Computer Modelling Group Ltd.	3,251	14,724
Definity Financial Corp.	1,478	76,400
Descartes Systems Group, Inc.(1)	886	88,545
Docebo, Inc.(1)	366	11,404
Dollarama, Inc.	3,661	499,187
Dorel Industries, Inc., Class B(1)	1,171	1,032
DREAM Unlimited Corp., Class A	352	5,416
Dundee Precious Metals, Inc.	430	7,972
Eldorado Gold Corp.(1)	5,633	139,661
Element Fleet Management Corp.	8,998	239,798
Empire Co. Ltd., Class A	5,176	200,919
Enghouse Systems Ltd.	522	8,693
EQB, Inc.	1,440	94,840
Exchange Income Corp.	751	39,252
Fairfax Financial Holdings Ltd.	428	736,833
Finning International, Inc.	7,187	297,978
First National Financial Corp.	585	20,540
FirstService Corp. (Toronto)	391	78,718
Fortuna Mining Corp.(1)	17,129	132,083
George Weston Ltd.	2,318	149,273
Gildan Activewear, Inc.	4,122	225,047

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
goeasy Ltd.	610	$94,626
Great-West Lifeco, Inc.	3,584	141,966
Hammond Power Solutions, Inc.	44	3,791
Hudbay Minerals, Inc.	18,529	222,345
Hydro One Ltd.	8,498	309,451
iA Financial Corp., Inc.	3,477	374,068
IAMGOLD Corp.(1)	27,400	255,176
InPlay Oil Corp.	202	1,680
Intact Financial Corp.	2,360	472,619
Interfor Corp.(1)	1,522	14,030
Journey Energy, Inc.(1)	1,478	3,164
K-Bro Linen, Inc.	407	10,790
Kinaxis, Inc.(1)	536	73,987
Kinross Gold Corp.	35,907	750,639
Labrador Iron Ore Royalty Corp.	2,244	43,888
Laurentian Bank of Canada	1,021	22,675
Linamar Corp.	2,209	120,604
Loblaw Cos. Ltd.	9,898	404,252
Lotus Creek Exploration, Inc.(1)	616	624
Lundin Gold, Inc.	1,900	116,835
Lundin Mining Corp.	16,169	187,079
Magna International, Inc.	5,823	267,289
Manulife Financial Corp.	26,685	820,942
Martinrea International, Inc.	2,722	20,554
MCAN Mortgage Corp.	352	5,616
MDA Space Ltd.(1)	6,880	222,479
Medical Facilities Corp.	893	9,493
Metro, Inc.	3,032	217,330
Mullen Group Ltd.	4,592	46,042
National Bank of Canada	6,759	710,474
Neo Performance Materials, Inc.	352	4,503
North West Co., Inc.	2,461	90,423
Nutrien Ltd.	7,300	420,719
Open Text Corp.	3,559	117,705
Pan American Silver Corp.	11,782	399,697
Pason Systems, Inc.	4,924	42,128
PHX Energy Services Corp.	1,932	10,931
Pizza Pizza Royalty Corp.	585	6,815
Polaris Renewable Energy, Inc.	542	5,000
Power Corp. of Canada	2,366	100,146
Propel Holdings, Inc.	644	15,104
Quebecor, Inc., Class B	1,989	60,437
RB Global, Inc.	1,436	164,486
Real Matters, Inc.(1)(2)	3,272	15,272
Restaurant Brands International, Inc.	2,561	162,180
Restaurant Brands International, Inc.	2,513	159,148
Richelieu Hardware Ltd.	2,571	68,461
Rogers Communications, Inc., Class B	4,261	152,681
Royal Bank of Canada	10,743	1,561,210
Russel Metals, Inc.	2,881	87,268
Sandstorm Gold Ltd.	6,378	71,241
Saturn Oil & Gas, Inc.(1)	7,218	13,297
Shopify, Inc., Class A(1)	2,563	362,013

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Silvercorp Metals, Inc.(2)	9,961	$48,160
South Bow Corp.	3,400	94,225
Spin Master Corp., VTG Shares	826	13,599
Stantec, Inc.	1,446	157,177
Stella-Jones, Inc.	1,284	73,131
STEP Energy Services Ltd.(1)	241	758
StorageVault Canada, Inc.	3,976	13,839
Sun Life Financial, Inc.	7,829	457,307
Teck Resources Ltd., Class B	6,362	217,541
TELUS Corp.	7,918	130,530
TELUS Corp.(1)	106	1,747
TFI International, Inc.	1,272	120,517
Thomson Reuters Corp.	685	121,658
TMX Group Ltd.	5,436	217,108
Torex Gold Resources, Inc.(1)	5,142	171,519
Toromont Industries Ltd.	1,712	178,997
Toronto-Dominion Bank	9,804	736,148
Total Energy Services, Inc.	1,057	10,259
TransAlta Corp.	10,500	128,980
Transcontinental, Inc., Class A	4,465	66,194
Triple Flag Precious Metals Corp.	856	23,411
Trisura Group Ltd.(1)	18	524
Valeura Energy, Inc.(1)	6,319	36,993
Wajax Corp.	1,171	20,293
West Fraser Timber Co. Ltd.	1,522	110,868
Western Forest Products, Inc.(1)	325	2,968
Westshore Terminals Investment Corp.	1,978	37,073
Wheaton Precious Metals Corp.	1,692	169,921
Winpak Ltd.	1,208	36,785
WSP Global, Inc.	932	189,800
		24,183,723
China — 0.0%
Chow Tai Fook Jewellery Group Ltd.(2)	7,200	13,530
Denmark — 1.8%
Alm Brand AS	22,167	61,843
Bavarian Nordic AS(1)	520	19,276
Carlsberg AS, B Shares	178	21,772
cBrain AS	139	4,074
Chemometec AS	406	33,152
Coloplast AS, B Shares	147	14,141
Danske Bank AS	10,511	432,614
Demant AS(1)	291	11,133
DSV AS	452	100,212
FLSmidth & Co. AS	294	20,087
Genmab AS, ADR(1)	3,100	77,097
H Lundbeck AS	6,754	42,738
H Lundbeck AS, A Shares	659	3,443
ISS AS	724	21,174
Jyske Bank AS	1,443	154,941
Nilfisk Holding AS(1)	813	13,685
NKT AS(1)	1,591	151,548
Novo Nordisk AS, ADR	17,547	990,704
Novonesis Novozymes B, B Shares	4,105	261,129

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Orsted AS(1)	3,663	$111,067
Pandora AS	1,715	237,091
Ringkjoebing Landbobank AS	812	183,483
Rockwool AS, B Shares	2,197	83,032
Royal Unibrew AS	588	45,442
Solar AS, B Shares	164	5,578
SP Group AS	394	16,812
Sparekassen Sjaelland-Fyn AS	238	12,273
Sydbank AS	2,731	207,647
Tryg AS	1,691	44,440
Vestas Wind Systems AS	21,437	426,756
		3,808,384
Finland — 0.9%
Aktia Bank OYJ	1,725	21,163
Anora Group OYJ	165	633
Bittium OYJ	1,709	23,914
Citycon OYJ(2)	4,350	18,338
Elisa OYJ	1,200	63,971
Hiab OYJ, B Shares(2)	1,897	125,020
Huhtamaki OYJ	1,219	43,302
Kalmar OYJ, B Shares	1,647	75,812
Kemira OYJ(2)	3,839	88,753
Kesko OYJ, B Shares	4,743	105,201
Kojamo OYJ(1)(2)	2,588	31,719
Kone OYJ, B Shares(2)	2,000	125,795
Konecranes OYJ	686	56,549
Lassila & Tikanoja OYJ	234	2,859
Mandatum OYJ	5,216	35,853
Marimekko OYJ	680	9,538
Metso OYJ(2)	6,842	88,559
Nokia OYJ, ADR(2)	12,764	54,885
Nokian Renkaat OYJ(2)	5,091	47,902
Nordea Bank Abp	19,447	297,308
Orion OYJ, Class B	341	27,241
Puuilo OYJ	2,635	41,101
Raisio OYJ, V Shares	467	1,367
Sampo OYJ, A Shares(2)	12,448	142,839
Sampo OYJ (XCSE), A Shares	8,344	95,988
Sanoma OYJ	345	4,329
Stora Enso OYJ, R Shares(2)	8,418	98,333
Taaleri PLC(2)	220	1,918
TietoEVRY OYJ(2)	159	2,970
Tokmanni Group Corp.(2)	1,932	20,941
UPM-Kymmene OYJ(2)	4,537	129,206
Valmet OYJ	523	18,178
Wartsila OYJ Abp(2)	3,766	110,392
YIT OYJ(1)(2)	1,419	5,375
		2,017,252
France — 8.6%
Aeroports de Paris SA(2)	1,690	222,439
Airbus SE	3,529	737,804
Alstom SA(1)(2)	3,722	89,484
Alten SA	37	2,857

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Amundi SA	1,376	$101,714
Antin Infrastructure Partners SA	4	53
Aperam SA	1,522	46,207
Arkema SA	1,500	106,428
Aubay	44	2,342
AXA SA	18,234	849,297
Ayvens SA	3,783	41,915
Beneteau SACA	707	6,918
BioMerieux(2)	850	118,204
BNP Paribas SA	9,358	840,954
Bollore SE	9,262	54,075
Bureau Veritas SA	6,726	202,900
Caisse Regionale de Credit Agricole Mutuel Nord de France	455	12,687
Capgemini SE	505	71,826
Carrefour SA	3,990	57,767
Cie de Saint-Gobain SA	10,756	1,161,209
Cie des Alpes	712	18,455
Cie Generale des Etablissements Michelin SCA	17,529	634,787
Coface SA	3,987	75,085
Credit Agricole SA	8,792	160,823
Danone SA	2,720	227,031
Dassault Systemes SE	1,908	59,339
Derichebourg SA	4,546	31,820
Edenred SE(2)	994	28,754
Elior Group SA(1)	3,473	10,204
Elis SA	3,373	92,428
Equasens	257	13,755
EssilorLuxottica SA	953	290,699
Eurazeo SE	414	27,092
Euroapi SA(1)	576	2,032
Eurofins Scientific SE	1,266	96,134
Euronext NV	312	51,505
Eutelsat Communications SACA(1)(2)	8,068	29,358
Forvia SE(1)	1,594	21,271
Genfit SA(1)(2)	566	2,286
Getlink SE	9,888	187,048
GL Events SACA	271	9,685
Groupe LDLC	46	608
Guerbet(1)	52	1,248
Hermes International SCA	194	475,136
ID Logistics Group SACA(1)	128	61,481
Interparfums SA(2)	25	923
Ipsen SA	1,459	198,361
IPSOS SA	316	13,130
Jacquet Metals SACA	101	2,321
JCDecaux SE	3,790	65,255
Kaufman & Broad SA	610	20,458
Kering SA	1,337	358,268
Legrand SA	2,701	411,325
LISI SA	865	45,942
L'Oreal SA	1,011	472,021
Louis Hachette Group	10,152	19,527
Lumibird(1)	480	9,064

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
LVMH Moet Hennessy Louis Vuitton SE	1,569	$926,390
Maisons du Monde SA(1)	722	1,656
Manitou BF SA	98	2,160
Mersen SA	1,223	34,710
Metropole Television SA	1,305	20,104
Nacon SA(1)	13	13
Nexans SA	2,073	316,071
Nexity SA(1)(2)	1,066	10,770
Opmobility	2,855	46,045
Orange SA	49,491	806,662
Pernod Ricard SA	2,437	277,612
Planisware SA	819	17,599
Pluxee NV	1,865	37,985
Publicis Groupe SA	1,159	107,020
Pullup Entertainment(1)	365	9,686
Remy Cointreau SA(2)	195	11,971
Renault SA	6,031	237,354
ReWorld Media SA	145	310
Rexel SA	6,001	194,289
Safran SA	4,345	1,443,966
Sanofi SA, ADR	9,408	465,508
Sartorius Stedim Biotech	241	49,423
Schneider Electric SE	1,367	335,853
SCOR SE	3,818	125,065
SEB SA(2)	412	30,030
SES SA	23,415	163,669
SMCP SA(1)	1,210	9,005
Societe BIC SA	733	45,806
Societe Generale SA	15,171	936,185
SOITEC(1)(2)	872	36,216
Solutions 30 SE(1)	5,983	12,008
Sopra Steria Group	100	18,568
SPIE SA	3,557	197,148
STIF SA	159	15,522
STMicroelectronics NV, NY Shares	12,431	335,513
Sword Group	251	10,370
Teleperformance SE(2)	766	59,104
Television Francaise 1 SA	2,203	21,750
Thales SA	1,464	385,090
Ubisoft Entertainment SA(1)	4,321	47,275
Valeo SE	10,834	131,480
Valneva SE(1)	5,454	24,400
Vinci SA	10,917	1,480,688
Vivendi SE(1)	10,152	36,334
Voltalia SA(1)	2,216	17,649
VusionGroup	374	93,873
X-Fab Silicon Foundries SE(1)(2)	3,292	26,851
		18,564,495
Germany — 8.2%
2G Energy AG	315	13,553
Adesso SE	154	15,681
adidas AG	1,343	261,289
Allianz SE	1,826	772,001

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Amadeus Fire AG	79	$5,583
Aroundtown SA(1)	1,959	7,775
Atoss Software SE	260	31,212
Aurubis AG	507	57,562
Auto1 Group SE(1)	3,225	109,138
BASF SE	8,566	455,034
Bayer AG	5,698	187,467
Bayerische Motoren Werke AG	3,049	318,988
Bayerische Motoren Werke AG, Preference Shares	463	44,331
BayWa AG(1)	83	942
Bechtle AG	2,595	117,956
Beiersdorf AG	1,150	132,441
Bertrandt AG	40	924
Bijou Brigitte AG	214	9,866
Borussia Dortmund GmbH & Co. KGaA	2,640	11,335
Brenntag SE	2,563	158,593
CANCOM SE	555	14,909
Carl Zeiss Meditec AG, Bearer Shares	15	758
Ceconomy AG(1)	2,434	12,677
Cewe Stiftung & Co. KGaA	250	28,142
Commerzbank AG	14,368	548,406
Continental AG	3,232	283,398
Covestro AG(1)	3,613	251,072
CTS Eventim AG & Co. KGaA	1,278	119,798
Daimler Truck Holding AG	8,192	385,342
Datagroup SE	20	1,426
Delivery Hero SE(1)	1,213	32,180
Dermapharm Holding SE	314	12,081
Deutsche Bank AG	19,652	690,375
Deutsche Boerse AG	1,148	337,895
Deutsche Pfandbriefbank AG	3,463	21,420
Deutsche Post AG	11,635	530,296
Deutsche Telekom AG	30,062	1,100,118
Deutz AG	3,992	41,551
Dr. Ing hc F Porsche AG, Preference Shares	660	35,008
Duerr AG	2,019	50,116
E.ON SE	22,235	396,480
Elmos Semiconductor SE	151	14,419
ElringKlinger AG	413	2,296
Evonik Industries AG	5,991	115,601
Fielmann Group AG	754	45,797
flatexDEGIRO AG	3,071	101,612
Fraport AG Frankfurt Airport Services Worldwide(1)	665	56,986
Freenet AG	1,906	63,659
Fresenius Medical Care AG, ADR	2,946	75,712
Fresenius SE & Co. KGaA	2,582	140,394
GEA Group AG	3,091	224,984
GFT Technologies SE	377	7,740
Grand City Properties SA	925	11,931
Grenke AG	856	16,898
Hannover Rueck SE	802	233,496
Heidelberger Druckmaschinen AG(1)	10,390	24,473
HelloFresh SE(1)	4,637	41,025

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Henkel AG & Co. KGaA	560	$43,039
Henkel AG & Co. KGaA, Preference Shares	892	75,294
Hensoldt AG	1,144	118,587
HOCHTIEF AG	239	60,497
Hornbach Holding AG & Co. KGaA	410	49,904
HUGO BOSS AG	1,493	73,560
Infineon Technologies AG	17,816	729,278
Instone Real Estate Group SE	863	9,344
Jenoptik AG	967	19,247
JOST Werke SE	354	21,700
Jungheinrich AG, Preference Shares	2,120	74,569
K&S AG	2,879	38,903
KION Group AG	1,142	74,361
Kloeckner & Co. SE	1,815	12,514
Knorr-Bremse AG	1,650	172,363
Koenig & Bauer AG(1)	132	2,381
Kontron AG	1,730	49,473
Krones AG	506	77,822
Lang & Schwarz AG	423	10,153
Lanxess AG	1,199	34,018
LEG Immobilien SE	986	82,652
Mercedes-Benz Group AG	4,671	292,334
Merck KGaA	240	30,472
MTU Aero Engines AG	1,339	596,748
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	840	535,837
Mutares SE & Co. KGaA	431	14,405
Nagarro SE	95	5,850
Nemetschek SE	496	68,522
Nordex SE(1)	3,795	92,861
Norma Group SE	1,013	18,842
Patrizia SE	289	2,515
Pfeiffer Vacuum Technology AG	174	31,997
Porsche Automobil Holding SE, Preference Shares	2,911	124,033
ProCredit Holding AG	1,008	10,870
Puma SE	1,405	35,410
PVA TePla AG(1)	257	7,967
Qiagen NV(2)	3,100	144,150
Rational AG	65	48,452
RENK Group AG	2,456	179,377
Rheinmetall AG	662	1,284,115
RTL Group SA	731	30,133
SAF-Holland SE	1,989	37,056
SAP SE, ADR	2,702	735,376
Sartorius AG, Preference Shares	141	32,754
Schaeffler AG	2,845	19,685
Schott Pharma AG & Co. KGaA	639	17,078
Scout24 SE	1,212	157,033
Secunet Security Networks AG	67	15,152
SGL Carbon SE(1)	1,615	6,403
Siemens AG	1,635	453,231
Siemens Energy AG(1)	4,843	515,195
Siemens Healthineers AG	946	52,384
Siltronic AG	555	23,053

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Sixt SE	504	$49,856
Sixt SE, Preference Shares	619	43,167
SMA Solar Technology AG(1)	415	11,017
Stroeer SE & Co. KGaA	565	27,440
Symrise AG	1,283	124,235
TAG Immobilien AG	6,811	122,026
Talanx AG	1,706	235,240
TeamViewer SE(1)	2,684	28,486
thyssenkrupp AG	10,608	112,261
United Internet AG	2,848	91,038
Verbio SE	291	3,615
Volkswagen AG	184	22,021
Volkswagen AG, Preference Shares	1,245	145,077
Vonovia SE	7,433	240,705
Vossloh AG	287	28,297
Wacker Chemie AG	176	13,430
Wacker Neuson SE	1,254	36,832
Wuestenrot & Wuerttembergische AG	755	12,334
Zalando SE(1)	5,712	159,180
		17,737,348
Hong Kong — 1.8%
AIA Group Ltd.	59,200	562,658
ASMPT Ltd.	5,000	45,318
Bank of East Asia Ltd.	44,317	73,089
BOC Hong Kong Holdings Ltd.	46,000	208,846
Budweiser Brewing Co. APAC Ltd.	2,100	2,277
Cafe de Coral Holdings Ltd.	18,000	16,242
Chow Sang Sang Holdings International Ltd.	17,000	29,302
CITIC Telecom International Holdings Ltd.	3,000	994
CK Asset Holdings Ltd.	36,000	170,334
CK Hutchison Holdings Ltd.	29,000	191,870
Comba Telecom Systems Holdings Ltd.(1)	124,000	38,967
Cowell e Holdings, Inc.(1)(2)	8,000	35,621
Deep Source Holdings Ltd.(1)	30,000	3,204
DFI Retail Group Holdings Ltd.	14,200	45,154
Dream International Ltd.	8,000	14,681
EC Healthcare	3,000	312
Futu Holdings Ltd., ADR	93	17,261
Giordano International Ltd.	66,000	13,209
Hang Lung Group Ltd.	35,000	61,335
Hang Lung Properties Ltd.	50,852	51,916
Hang Seng Bank Ltd.	7,000	100,373
HKBN Ltd.	3,500	2,270
HKT Trust & HKT Ltd.	79,000	119,835
Hong Kong Exchanges & Clearing Ltd.	8,000	468,705
Hongkong Land Holdings Ltd.	25,900	160,588
Hysan Development Co. Ltd.	34,000	63,942
IGG, Inc.	43,000	26,194
Johnson Electric Holdings Ltd.	16,000	58,789
JS Global Lifestyle Co. Ltd.(1)	58,000	16,328
K Wah International Holdings Ltd.	7,000	1,989
Kerry Properties Ltd.	18,500	47,981
Luk Fook Holdings International Ltd.	5,000	15,615

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Man Wah Holdings Ltd.	45,600	$27,720
Modern Dental Group Ltd.	15,000	10,224
MTR Corp. Ltd.	5,000	16,952
New World Development Co. Ltd.(1)(2)	48,000	41,108
Oriental Watch Holdings	8,000	3,573
PAX Global Technology Ltd.	25,000	20,834
PC Partner Group Ltd.	2,000	1,765
Perfect Medical Health Management Ltd.	1,000	202
Sino Land Co. Ltd.	13,988	16,665
Stella International Holdings Ltd.(2)	30,000	64,896
Sun Hung Kai Properties Ltd.	17,000	200,811
Swire Properties Ltd.	15,800	42,870
Techtronic Industries Co. Ltd.	24,000	310,377
Television Broadcasts Ltd.(1)	7,300	3,525
Texhong International Group Ltd.	3,500	2,111
Time Interconnect Technology Ltd.	29,000	49,433
United Laboratories International Holdings Ltd.	54,000	106,546
Vitasoy International Holdings Ltd.	40,000	46,907
VTech Holdings Ltd.	5,300	42,816
Wharf Real Estate Investment Co. Ltd.	60,000	175,253
Yue Yuen Industrial Holdings Ltd.	34,000	60,101
		3,909,888
Ireland — 0.5%
AIB Group PLC	27,492	223,369
Bank of Ireland Group PLC	20,997	310,563
Cairn Homes PLC	23,153	59,736
Dalata Hotel Group PLC	10,575	78,853
Glanbia PLC	1,453	24,167
Glenveagh Properties PLC(1)	18,526	42,312
Kerry Group PLC, A Shares	578	52,924
Kingspan Group PLC	1,813	139,879
Origin Enterprises PLC	4,698	20,867
Uniphar PLC	4,370	20,717
		973,387
Israel — 1.2%
AFI Properties Ltd.(1)	23	1,450
Africa Israel Residences Ltd.	2	144
Airport City Ltd.(1)	1,074	19,513
Alony Hetz Properties & Investments Ltd.	3,140	35,683
Amos Luzon Development & Energy Group Ltd.	3,256	2,900
Amot Investments Ltd.	3,951	28,227
Argo Properties NV(1)	47	1,478
Aura Investments Ltd.	3,957	24,484
Azrieli Group Ltd.	386	36,999
Bank Hapoalim BM	12,307	240,526
Bank Leumi Le-Israel BM	12,641	242,923
Bet Shemesh Engines Holdings 1997 Ltd.(1)	124	23,260
Big Shopping Centers Ltd.	220	43,185
Blue Square Real Estate Ltd.	116	13,104
Ceragon Networks Ltd.(1)	1,385	2,811
Check Point Software Technologies Ltd.(1)	633	122,258
CyberArk Software Ltd.(1)	83	37,621
Danel Adir Yeoshua Ltd.	331	46,934

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Delek Automotive Systems Ltd.	1,594	$12,403
Delta Galil Ltd.	375	19,575
Direct Finance of Direct Group 2006 Ltd.	108	15,891
Electra Consumer Products 1970 Ltd.	95	3,355
Energix-Renewable Energies Ltd.	6,286	24,333
Enlight Renewable Energy Ltd.(1)	1,572	44,553
First International Bank Of Israel Ltd.	815	57,789
Formula Systems 1985 Ltd.	163	20,811
Fox Wizel Ltd.	256	23,964
G City Ltd.	4,225	16,060
Gilat Satellite Networks Ltd.(1)	369	3,564
Hilan Ltd.	342	27,076
ICL Group Ltd.	9,380	60,972
IDI Insurance Co. Ltd.	361	25,530
Inmode Ltd.(1)	777	11,608
Isracard Ltd.	7,541	30,360
Israel Discount Bank Ltd., A Shares	21,029	208,327
Isras Investment Co. Ltd.	40	10,515
Ituran Location & Control Ltd.	533	17,973
Land Development Nimrodi Group Ltd.	650	6,741
Magic Software Enterprises Ltd.	219	4,515
Matrix IT Ltd.	307	10,803
Max Stock Ltd.	2,703	15,558
Mega Or Holdings Ltd.	242	11,799
Melisron Ltd.	21	2,461
Mivne Real Estate KD Ltd.	11,162	40,896
Mivtach Shamir Holdings Ltd.	172	14,274
Mizrahi Tefahot Bank Ltd.	1,944	126,956
Monday.com Ltd.(1)	165	31,845
Neto Malinda Trading Ltd.	83	3,184
Nexxen International Ltd.(1)	508	5,098
Nexxen International Ltd.(1)	1,011	10,140
Nice Ltd., ADR(1)	585	82,690
Norstar Holdings, Inc.	193	650
Nova Ltd.(1)	326	86,641
Oddity Tech Ltd., Class A(1)	572	34,440
One Software Technologies Ltd.	1,069	26,092
OY Nofar Energy Ltd.(1)	8	253
Perion Network Ltd.(1)	759	6,985
Phoenix Financial Ltd.	4,159	147,064
Prashkovsky Investments & Construction Ltd.	87	3,474
Qualitau Ltd.	153	17,940
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	292	26,596
Retailors Ltd.	858	15,822
Sapiens International Corp. NV	76	3,253
Shufersal Ltd.	6,891	85,541
Strauss Group Ltd.	203	5,346
Summit Real Estate Holdings Ltd.	1,136	22,068
Tamar Petroleum Ltd.	637	7,957
Tel Aviv Stock Exchange Ltd.	1,645	38,184
Telsys Ltd.	169	10,588
Teva Pharmaceutical Industries Ltd., ADR(1)	6,107	112,247
Wix.com Ltd.(1)	172	24,266

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
ZIM Integrated Shipping Services Ltd.	3,064	$41,701
		2,642,227
Italy — 2.9%
A2A SpA	52,524	131,975
ACEA SpA	2,307	54,570
Amplifon SpA(2)	682	12,421
Arnoldo Mondadori Editore SpA	6,946	16,870
Azimut Holding SpA	4,410	158,219
Banca Generali SpA	1,491	86,824
Banca IFIS SpA	941	25,439
Banca Mediolanum SpA	3,562	72,051
Banca Monte dei Paschi di Siena SpA	5,216	47,864
Banco BPM SpA	8,712	119,521
BFF Bank SpA(1)(2)	9,269	121,367
BPER Banca SpA	32,948	342,233
Brembo NV(2)	681	7,539
Brunello Cucinelli SpA	696	80,509
Cairo Communication SpA(1)	2,862	8,973
Cembre SpA	169	12,360
Credito Emiliano SpA	1,991	31,304
Danieli & C Officine Meccaniche SpA, Preference Shares	441	14,814
Davide Campari-Milano NV(2)	1,031	7,766
De' Longhi SpA	1,750	61,293
DiaSorin SpA	40	4,035
Digital Bros SpA(1)	188	2,704
doValue SpA(1)	1,351	4,395
Enav SpA	1,714	8,437
Enel SpA	34,859	321,684
ERG SpA(2)	880	21,271
Esprinet SpA	46	245
Ferrari NV	651	309,803
Fiera Milano SpA	1,221	9,899
Fila SpA	2,320	23,672
Fincantieri SpA(1)(2)	8,029	191,381
FinecoBank Banca Fineco SpA	11,489	252,205
Generali	4,630	180,742
Geox SpA(1)	1,394	510
Haiki Cobat SpA Societa' Benefit(1)	683	608
Infrastrutture Wireless Italiane SpA(2)	433	5,250
Intesa Sanpaolo SpA	79,634	501,340
Iveco Group NV	7,703	165,629
Juventus Football Club SpA(1)(2)	5,807	19,928
Leonardo SpA	1,125	63,909
Maire SpA	3,819	55,161
MARR SpA(2)	957	10,830
Mediobanca Banca di Credito Finanziario SpA	3,708	89,817
MFE-MediaForEurope NV, Class A(2)	8,369	30,488
MFE-MediaForEurope NV, Class B(2)	3,081	16,385
Moncler SpA	1,388	80,788
Nexi SpA	402	2,551
Orsero SpA	228	4,305
OVS SpA	8,432	40,660
Piaggio & C SpA(2)	2,732	6,387

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Poste Italiane SpA	9,173	$214,846
Prysmian SpA	2,912	254,139
RAI Way SpA	2,568	18,157
Recordati Industria Chimica e Farmaceutica SpA	1,163	71,906
Safilo Group SpA(1)	560	991
Salvatore Ferragamo SpA(1)(2)	1,343	7,389
Sanlorenzo SpA(2)	67	2,562
Sesa SpA(2)	143	12,414
SOL SpA	897	54,269
Stellantis NV	14,991	143,543
Technogym SpA	2,741	46,810
Terna - Rete Elettrica Nazionale	3,046	30,619
UniCredit SpA	18,774	1,452,070
Unipol Assicurazioni SpA	3,661	76,489
Webuild SpA(2)	19,056	85,868
Wiit SpA	103	2,254
		6,313,257
Japan — 21.1%
& ST HD Co. Ltd.	1,200	24,554
77 Bank Ltd.	1,800	69,051
A&D HOLON Holdings Co. Ltd.	1,200	16,092
AD Works Group Co. Ltd.	5,100	15,767
ADEKA Corp.	1,800	40,050
Advantest Corp.	4,400	336,466
Aeon Co. Ltd.	27,875	338,153
Aeon Hokkaido Corp.	1,700	10,548
Aica Kogyo Co. Ltd.	1,000	25,696
Aichi Financial Group, Inc.	700	13,947
Ain Holdings, Inc.	200	8,280
Air Water, Inc.	6,200	107,789
Airport Facilities Co. Ltd.	1,800	12,616
Aisan Industry Co. Ltd.	3,400	44,891
Aisin Corp.	15,100	248,493
Ajinomoto Co., Inc.	7,000	189,834
Akatsuki, Inc.	100	2,029
Akebono Brake Industry Co. Ltd.(1)	3,400	2,608
Alfresa Holdings Corp.	5,600	84,272
Alpen Co. Ltd.	100	1,610
Alps Alpine Co. Ltd.	3,600	43,924
ALSOK Co. Ltd.	5,500	42,075
Altech Corp.	700	13,783
Amano Corp.	500	14,283
Amvis Holdings, Inc.	500	2,150
Anest Iwata Corp.	1,100	11,760
Anycolor, Inc.	800	25,751
AOKI Holdings, Inc.	1,700	20,599
Aoyama Trading Co. Ltd.(2)	3,300	54,779
Aozora Bank Ltd.(2)	3,400	52,748
Arata Corp.	1,000	20,663
ARCLANDS Corp.	3,200	39,274
Arealink Co. Ltd.	800	13,800
Argo Graphics, Inc.	300	9,566
Arisawa Manufacturing Co. Ltd.	300	3,272

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
As One Corp.	600	$10,256
Asahi Co. Ltd.	1,300	12,142
Asahi Group Holdings Ltd.	900	11,310
Asahi Intecc Co. Ltd.	1,900	32,527
Asahi Kasei Corp.	23,900	195,038
Asics Corp.	12,800	344,084
ASKUL Corp.	1,100	11,261
Astellas Pharma, Inc.	22,500	246,998
Atrae, Inc.	100	528
Aucnet, Inc.	200	2,612
Autobacs Seven Co. Ltd.	3,400	36,068
Avant Group Corp.	400	4,133
Axial Retailing, Inc.	3,300	25,812
Azbil Corp.	400	4,003
AZ-COM MARUWA Holdings, Inc.	1,500	12,051
Bandai Namco Holdings, Inc.	4,000	137,528
Bando Chemical Industries Ltd.	500	6,762
Base Co. Ltd.	100	2,450
BayCurrent, Inc.	2,400	136,171
Belc Co. Ltd.	400	19,994
Bell System24 Holdings, Inc.	2,000	17,926
Belluna Co. Ltd.	1,700	11,562
Bengo4.com, Inc.(1)	500	11,095
Bic Camera, Inc.	2,100	22,516
BIPROGY, Inc.	1,900	81,819
B-Lot Co. Ltd.	1,100	13,516
BML, Inc.	400	9,627
Bookoff Group Holdings Ltd.	1,000	10,226
Bridgestone Corp.	6,300	284,605
Brother Industries Ltd.	7,000	117,956
Business Engineering Corp.	300	12,616
Canon Electronics, Inc.	900	15,920
Canon Marketing Japan, Inc.	1,500	58,147
Capcom Co. Ltd.	4,400	118,734
Cawachi Ltd.	100	1,900
Celsys, Inc.	300	3,507
Central Automotive Products Ltd.	2,100	26,737
Chiba Bank Ltd.	5,200	53,196
Chiba Kogyo Bank Ltd.(2)	4,400	44,708
Chori Co. Ltd.	700	18,380
Chugai Pharmaceutical Co. Ltd.	4,100	181,184
Chugai Ro Co. Ltd.	400	10,549
Chugin Financial Group, Inc.	4,900	69,788
Chuo Spring Co. Ltd.	700	15,284
Citizen Watch Co. Ltd.	7,800	53,452
Coca-Cola Bottlers Japan Holdings, Inc.	3,400	59,539
Computer Engineering & Consulting Ltd.	200	3,133
Comture Corp.	100	1,163
Concordia Financial Group Ltd.	20,300	153,171
Cosmos Pharmaceutical Corp.	1,000	60,578
Cover Corp.(1)(2)	1,100	15,827
Credit Saison Co. Ltd.	300	7,618
Creek & River Co. Ltd.	100	996

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Cross Cat Co. Ltd.	100	$769
CyberAgent, Inc.	5,300	64,084
Cybozu, Inc.	600	15,507
Daiei Kankyo Co. Ltd.	1,300	29,646
Daifuku Co. Ltd.	4,000	125,897
Daihatsu Infinearth Mfg Co. Ltd.	800	17,302
Daiichi Jitsugyo Co. Ltd.	300	5,496
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	100	467
Dai-ichi Life Holdings, Inc.	39,100	320,838
Daiichi Sankyo Co. Ltd.	12,400	296,505
Daiichikosho Co. Ltd.	3,300	37,788
Daikin Industries Ltd.	1,700	212,388
Daikokutenbussan Co. Ltd.	300	15,196
Daiseki Co. Ltd.	1,000	24,156
Daishinku Corp.	3,400	13,327
Daito Trust Construction Co. Ltd.	1,000	106,412
Daitron Co. Ltd.	100	2,784
Daiwa House Industry Co. Ltd.	9,600	339,194
Daiwa Securities Group, Inc.	15,300	118,611
Daiwabo Holdings Co. Ltd.	3,400	72,087
DCM Holdings Co. Ltd.	3,400	34,060
Denso Corp.	12,500	179,119
Dentsu Group, Inc.	200	3,949
Dentsu Soken, Inc.	200	8,956
Dexerials Corp.	9,800	131,947
DIC Corp.	2,600	60,130
Digital Arts, Inc.	100	5,228
Digital Hearts Holdings Co. Ltd.	100	660
Digital Holdings, Inc.	100	1,240
Digital Information Technologies Corp.	100	1,565
Dip Corp.	1,700	27,037
Disco Corp.	600	164,163
Doshisha Co. Ltd.	1,300	23,032
Double Standard, Inc.	100	1,203
DTS Corp.	1,200	42,311
Duskin Co. Ltd.	300	8,009
Eagle Industry Co. Ltd.	1,000	17,034
Ebara Corp.	16,200	333,109
EDION Corp.	3,400	46,739
Eisai Co. Ltd.(2)	1,100	33,630
Eizo Corp.	1,200	18,183
Elan Corp.	100	556
Elecom Co. Ltd.	1,900	23,725
en Japan, Inc.	300	3,581
Endo Lighting Corp.	700	10,651
Envipro Holdings, Inc.	100	328
ESPEC Corp.	700	16,116
F&M Co. Ltd.	100	1,877
FANUC Corp.	1,000	27,800
Fast Retailing Co. Ltd.	1,100	343,837
FCC Co. Ltd.	1,400	29,754
Ferrotec Corp.	2,300	60,115
First Bank of Toyama Ltd.(2)	2,700	23,635

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Fixstars Corp.	100	$1,280
Foster Electric Co. Ltd.	1,000	14,650
FP Corp.	1,100	19,604
Freebit Co. Ltd.	1,000	10,965
Fuji Corp. /Aichi	1,400	26,060
Fuji Electric Co. Ltd.	3,400	214,103
Fuji Media Holdings, Inc.	700	15,734
Fuji Oil Co. Ltd.	400	902
Fuji Seal International, Inc.	500	9,774
Fujibo Holdings, Inc.	400	17,291
FUJIFILM Holdings Corp.	4,000	94,763
Fujikura Composites, Inc.	900	11,236
Fujikura Ltd.	7,800	661,743
Fujitsu Ltd.	15,100	363,369
Fukui Computer Holdings, Inc.	200	4,490
Fukuyama Transporting Co. Ltd.	700	16,646
FULLCAST Holdings Co. Ltd.	300	3,594
Funai Soken Holdings, Inc.	1,000	17,143
Furukawa Battery Co. Ltd.(1)	1,200	11,402
Furuno Electric Co. Ltd.	1,400	53,076
Futaba Industrial Co. Ltd.	3,500	22,423
Future Corp.	1,600	24,785
Fuyo General Lease Co. Ltd.	1,800	53,310
G-7 Holdings, Inc.	300	2,732
GA Technologies Co. Ltd.(1)	1,100	16,042
Gakken Holdings Co. Ltd.	600	4,229
Gakujo Co. Ltd.	100	1,263
Genki Global Dining Concepts Corp.(2)	800	18,559
Genky DrugStores Co. Ltd.	1,000	30,707
Geo Holdings Corp.	800	8,982
Gift Holdings, Inc.	200	4,132
giftee, Inc.	900	8,429
Glory Ltd.	3,200	82,964
GMO Payment Gateway, Inc.	1,000	57,249
Goldwin, Inc.	400	19,619
Greens Co. Ltd.	700	12,682
grems, Inc.	600	10,290
GS Yuasa Corp.	2,300	51,558
G-Tekt Corp.	1,000	13,374
Gunze Ltd.	400	10,154
H.U. Group Holdings, Inc.	3,400	84,552
H2O Retailing Corp.	4,800	67,536
Hachijuni Bank Ltd.	10,100	98,368
Hakuhodo DY Holdings, Inc.	1,200	9,619
Hamakyorex Co. Ltd.	2,300	23,467
Hamamatsu Photonics KK	2,000	20,991
Hankyu Hanshin Holdings, Inc.(2)	2,600	76,978
Hanwa Co. Ltd.	700	30,053
Happinet Corp.	600	28,095
Haseko Corp.	5,400	89,248
HI-LEX Corp.	800	15,454
Hioki EE Corp.	300	12,392
Hirose Electric Co. Ltd.	500	64,739

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Hitachi Construction Machinery Co. Ltd.	3,400	$104,524
Hitachi Ltd.	3,800	102,385
Hochiki Corp.	500	12,088
Hogy Medical Co. Ltd.	100	3,590
Hokko Chemical Industry Co. Ltd.	100	1,083
Honda Motor Co. Ltd., ADR(2)	14,189	473,913
H-One Co. Ltd.	1,400	13,990
Honeys Holdings Co. Ltd.	100	1,025
Horiba Ltd.	1,000	74,252
Hosiden Corp.	1,000	15,532
Hotland Holdings Co. Ltd.	100	1,343
Hoya Corp.	1,400	180,777
HS Holdings Co. Ltd.	3,400	24,371
Hulic Co. Ltd.	7,000	75,086
Hyakujushi Bank Ltd.	300	10,079
Ibiden Co. Ltd.	3,200	153,678
Ichigo, Inc.	5,400	15,897
Idec Corp.	500	8,250
IHI Corp.	1,000	103,922
Iida Group Holdings Co. Ltd.	3,400	53,330
I'll, Inc.	100	1,907
i-mobile Co. Ltd.	300	1,303
Inaba Denki Sangyo Co. Ltd.	1,200	33,743
Inabata & Co. Ltd.	1,500	35,142
Ines Corp.	200	2,414
INFRONEER Holdings, Inc.	2,500	24,950
Insource Co. Ltd.	400	2,573
Integral Corp.	600	15,430
Internet Initiative Japan, Inc.	4,100	77,149
Inui Global Logistics Co. Ltd.	200	2,179
Iriso Electronics Co. Ltd.	300	5,901
Isetan Mitsukoshi Holdings Ltd.	6,200	103,142
Istyle, Inc.	2,600	10,941
Isuzu Motors Ltd.	1,400	18,338
ITmedia, Inc.	100	1,122
Itoki Corp.	1,800	28,760
IwaiCosmo Holdings, Inc.	800	14,267
Izumi Co. Ltd.	900	19,792
J Front Retailing Co. Ltd.	10,000	154,826
JAC Recruitment Co. Ltd.	800	5,943
Jaccs Co. Ltd.	1,200	34,802
Japan Airport Terminal Co. Ltd.	2,400	82,253
Japan Aviation Electronics Industry Ltd.	3,400	57,974
Japan Electronic Materials Corp.	700	13,172
Japan Engine Corp.	200	14,468
Japan Exchange Group, Inc.	14,600	152,601
Japan Lifeline Co. Ltd.	4,200	41,158
Japan Material Co. Ltd.	1,800	18,044
Japan Post Bank Co. Ltd.	300	3,771
Japan Post Holdings Co. Ltd.	28,200	287,764
Japan Post Insurance Co. Ltd.	4,100	114,796
Japan Pulp & Paper Co. Ltd.	3,600	16,931
Japan Wool Textile Co. Ltd.	1,600	17,317

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
JBCC Holdings, Inc.	400	$3,713
JCR Pharmaceuticals Co. Ltd.	3,500	14,640
Jeol Ltd.	800	25,025
JINS Holdings, Inc.	500	27,058
JINUSHI Co. Ltd.	100	2,090
J-Lease Co. Ltd.	200	2,288
J-Oil Mills, Inc.	800	11,040
Joshin Denki Co. Ltd.	800	13,582
Joyful Honda Co. Ltd.	300	4,338
JSB Co. Ltd.	600	15,883
JTEKT Corp.	5,900	57,638
Juroku Financial Group, Inc.	1,000	36,723
Justsystems Corp.	700	21,886
JVCKenwood Corp.	9,900	82,627
Kaga Electronics Co. Ltd.	1,600	37,413
Kakaku.com, Inc.	3,500	65,065
Kaken Pharmaceutical Co. Ltd.	900	23,244
Kamigumi Co. Ltd.	900	26,996
Kanamoto Co. Ltd.	2,000	47,486
Kanematsu Corp.	3,400	71,558
Kanro, Inc.	1,500	21,468
Kao Corp.	3,400	154,482
KDDI Corp.	37,600	649,853
Keihanshin Building Co. Ltd.	300	3,185
Keiyo Bank Ltd.	4,000	32,650
Keyence Corp.	200	76,249
KH Neochem Co. Ltd.	3,400	64,430
Kibun Foods, Inc.	100	768
Kirin Holdings Co. Ltd.	6,700	97,261
Kitz Corp.	3,500	35,537
Kiyo Bank Ltd.	900	17,615
Koa Corp.	1,500	11,696
Kohnan Shoji Co. Ltd.	700	18,908
Koito Manufacturing Co. Ltd.	3,900	55,470
Kojima Co. Ltd.	200	1,519
Komatsu Ltd.	14,500	490,888
Komatsu Wall Industry Co. Ltd.	700	12,407
KOMEDA Holdings Co. Ltd.	200	4,121
Komeri Co. Ltd.	900	20,313
Konica Minolta, Inc.(1)	13,400	45,527
Konoike Transport Co. Ltd.	1,700	39,163
KPP Group Holdings Co. Ltd.	1,200	6,652
KRS Corp.	700	16,104
K's Holdings Corp.	3,800	38,725
Kubota Corp.	15,800	182,680
Kuraray Co. Ltd.	6,800	81,020
Kureha Corp.	1,100	28,478
Kurita Water Industries Ltd.	2,300	77,832
Kusuri No. Aoki Holdings Co. Ltd.	1,200	31,847
KYB Corp.	1,000	25,753
Kyocera Corp.	5,200	69,158
Kyowa Kirin Co. Ltd.	1,300	22,451
Kyushu Financial Group, Inc.	1,200	7,088

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Kyushu Railway Co.	2,000	$55,242
Lasertec Corp.(2)	400	41,528
Leopalace21 Corp.	6,000	28,232
Life Corp.	1,800	30,041
Lifedrink Co., Inc.	1,600	28,458
Link & Motivation, Inc.	100	382
Lintec Corp.	300	6,981
Lion Corp.	3,700	39,509
Lixil Corp.	7,800	101,474
LY Corp.	3,600	11,398
M3, Inc.	1,000	14,666
Mabuchi Motor Co. Ltd.	3,400	58,181
Macbee Planet, Inc.	400	6,963
Macnica Holdings, Inc.	5,900	81,461
Maeda Kosen Co. Ltd.	1,000	12,121
Maezawa Industries, Inc.	800	10,882
Mani, Inc.	1,000	8,358
MarkLines Co. Ltd.	100	1,403
Marui Group Co. Ltd.	6,100	131,114
Maruwa Co. Ltd.	200	53,966
Maruzen Showa Unyu Co. Ltd.	500	24,658
Matsuda Sangyo Co. Ltd.	600	15,563
MatsukiyoCocokara & Co.	5,300	109,478
Maxell Ltd.	3,400	47,498
McDonald's Holdings Co. Japan Ltd.	1,400	62,266
MCJ Co. Ltd.	3,600	34,719
Mebuki Financial Group, Inc.	16,800	103,272
Medipal Holdings Corp.	4,200	74,417
Meidensha Corp.	1,100	43,217
MEIJI Holdings Co. Ltd.	1,900	39,519
Meiko Electronics Co. Ltd.	500	33,344
MEITEC Group Holdings, Inc.	2,300	50,966
Meiwa Corp.	300	1,663
Menicon Co. Ltd.	500	4,063
Mercari, Inc.(1)	2,700	45,496
Micronics Japan Co. Ltd.	3,400	105,667
MIMAKI ENGINEERING Co. Ltd.	900	10,756
Minebea Mitsumi, Inc.	4,900	83,502
Mirarth Holdings, Inc.	6,700	17,884
Miroku Jyoho Service Co. Ltd.	200	2,487
Mitsuba Corp.	2,700	17,042
Mitsubishi Electric Corp.	10,000	238,730
Mitsubishi Estate Co. Ltd.	11,600	247,109
Mitsubishi Gas Chemical Co., Inc.	3,000	54,127
Mitsubishi HC Capital, Inc.	5,300	43,477
Mitsubishi Heavy Industries Ltd.	34,700	875,557
Mitsubishi Logistics Corp.	5,900	48,927
Mitsubishi Motors Corp.(2)	7,600	20,703
Mitsubishi UFJ Financial Group, Inc., ADR	55,084	842,234
Mitsui Chemicals, Inc.	4,500	110,184
Mitsui Fudosan Co. Ltd.	21,200	224,131
Mitsui-Soko Holdings Co. Ltd.	4,000	113,400
MIXI, Inc.	1,200	26,594

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Miyaji Engineering Group, Inc.	1,100	$15,200
Mizuho Financial Group, Inc., ADR	83,083	548,348
Mizuno Corp.	900	15,697
MonotaRO Co. Ltd.	3,300	56,861
Morinaga & Co. Ltd.	1,600	29,034
Morinaga Milk Industry Co. Ltd.	300	6,733
Moriya Transportation Engineering & Manufacturing Co. Ltd.	300	10,371
MS&AD Insurance Group Holdings, Inc.	17,100	397,778
Mugen Estate Co. Ltd.	700	9,623
m-up Holdings, Inc.	1,200	20,119
Murata Manufacturing Co. Ltd.	9,700	156,593
Musashi Seimitsu Industry Co. Ltd.	1,300	28,651
Nagase & Co. Ltd.	3,400	72,695
Namura Shipbuilding Co. Ltd.(2)	2,700	63,849
Nankai Electric Railway Co. Ltd.	3,800	68,044
NEC Corp.	24,600	749,087
Net Protections Holdings, Inc.(1)	300	1,763
Nexon Co. Ltd.	500	11,315
NGK Insulators Ltd.	8,100	127,849
NHK Spring Co. Ltd.	5,200	64,986
Nichicon Corp.	3,200	29,756
NIDEC Corp.(2)	800	17,266
Nifco, Inc.	3,400	97,604
Nihon Chouzai Co. Ltd.	200	5,299
Nihon Dempa Kogyo Co. Ltd.	400	2,495
Nihon Dengi Co. Ltd.	500	17,872
Nihon House Holdings Co. Ltd.	200	440
Nihon M&A Center Holdings, Inc.	11,400	58,028
Nikkon Holdings Co. Ltd.	300	6,474
Nikon Corp.	3,400	38,167
Nintendo Co. Ltd.	1,800	160,540
Nippon Carbon Co. Ltd.	100	2,818
Nippon Chemi-Con Corp.(1)	300	2,840
NIPPON EXPRESS HOLDINGS, Inc.	8,100	177,204
Nippon Parking Development Co. Ltd.	8,600	16,964
Nippon Seiki Co. Ltd.	300	3,611
Nippon Soda Co. Ltd.	1,500	35,770
Nippon Television Holdings, Inc.	700	18,325
Nipro Corp.	6,700	68,345
Nishikawa Rubber Co. Ltd.	900	19,129
Nishimatsuya Chain Co. Ltd.	300	4,331
Nishio Holdings Co. Ltd.	1,000	28,328
Nissan Chemical Corp.	500	17,638
Nissan Motor Co. Ltd.(1)(2)	48,800	109,447
Nissha Co. Ltd.	3,400	31,102
Nisshin Seifun Group, Inc.	4,600	55,932
Nissin Foods Holdings Co. Ltd.(2)	300	5,649
Niterra Co. Ltd.	5,000	178,102
Nitori Holdings Co. Ltd.	200	18,457
Nitta Corp.	600	16,842
Nitto Boseki Co. Ltd.	700	25,161
Nitto Denko Corp.	13,000	292,612
Nohmi Bosai Ltd.	200	5,510

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Nojima Corp.	4,100	$92,054
NOK Corp.	1,800	31,328
Noritsu Koki Co. Ltd.	300	3,396
Noritz Corp.	1,800	23,770
NPR-RIKEN Corp.	600	11,954
NS Solutions Corp.	1,000	23,685
NSD Co. Ltd.	400	9,006
NSK Ltd.	10,400	54,577
NTN Corp.	22,300	49,449
NTT, Inc.	325,200	343,956
Oat Agrio Co. Ltd.	100	1,616
Obic Co. Ltd.	500	17,680
Oisix ra daichi, Inc.(1)	1,100	12,127
Oji Holdings Corp.	18,900	104,155
Okamoto Machine Tool Works Ltd.	100	3,161
Oki Electric Industry Co. Ltd.	5,000	51,860
Olympus Corp.	3,500	40,569
Omron Corp.(2)	400	10,197
Ono Pharmaceutical Co. Ltd.	4,300	48,432
Open House Group Co. Ltd.	2,500	127,755
Open Up Group, Inc.	1,900	23,534
Oracle Corp.	500	51,751
Orient Corp.	3,600	24,577
Oriental Land Co. Ltd.	500	11,904
ORIX Corp., ADR	8,608	223,119
OSG Corp.	3,900	53,353
Otsuka Corp.	3,600	73,935
Otsuka Holdings Co. Ltd.	3,200	167,912
Oyo Corp.	100	1,989
Pacific Industrial Co. Ltd.	3,400	52,685
Pack Corp.	300	2,407
PAL GROUP Holdings Co. Ltd.	1,200	42,096
PALTAC Corp.	200	6,138
Pan Pacific International Holdings Corp.	4,100	147,884
Park24 Co. Ltd.	3,400	46,637
Pasona Group, Inc.	200	2,814
Persol Holdings Co. Ltd.	30,400	56,696
Pigeon Corp.	1,100	13,441
PILLAR Corp.(2)	400	10,876
Pilot Corp.	1,300	39,775
Piolax, Inc.	200	2,481
Premium Group Co. Ltd.	300	4,554
Press Kogyo Co. Ltd.	1,200	5,327
Prestige International, Inc.	3,400	15,780
Pro-Ship, Inc.	500	10,786
PS Construction Co. Ltd.	1,100	13,819
Qol Holdings Co. Ltd.	1,000	13,876
Quick Co. Ltd.	100	1,599
Raccoon Holdings, Inc.	100	490
Rakus Co. Ltd.	300	5,324
Rakuten Group, Inc.(1)	5,600	34,471
Rasa Industries Ltd.	100	3,057
Recruit Holdings Co. Ltd.	6,800	389,118

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Relo Group, Inc.	2,300	$27,118
Renesas Electronics Corp.	3,400	39,687
Rengo Co. Ltd.	7,300	45,541
Resona Holdings, Inc.	24,500	245,721
Resonac Holdings Corp.	3,300	85,766
Resorttrust, Inc.	5,600	71,511
Ricoh Co. Ltd.	12,600	111,372
Ricoh Leasing Co. Ltd.	800	30,534
Rion Co. Ltd.	100	1,762
Riso Kyoiku Group Corp.(2)	3,400	4,949
Rohm Co. Ltd.(2)	5,800	84,899
RYODEN Corp.	100	2,082
Ryohin Keikaku Co. Ltd.	15,700	337,667
Sakai Moving Service Co. Ltd.	800	15,836
Sakura Internet, Inc.(2)	500	10,080
San-A Co. Ltd.	1,400	27,100
Sangetsu Corp.	1,200	25,062
Sanko Gosei Ltd.	1,800	11,066
Sankyu, Inc.	1,800	100,008
Sansei Technologies, Inc.	700	10,232
Sanshin Electronics Co. Ltd.	600	11,409
Santec Holdings Corp.	300	15,883
Santen Pharmaceutical Co. Ltd.	9,200	97,477
Sanwa Holdings Corp.	4,500	144,881
Sanyo Denki Co. Ltd.	400	27,004
Sapporo Holdings Ltd.	1,000	51,172
Sato Corp.	1,500	22,859
SBS Holdings, Inc.	500	12,045
SCREEN Holdings Co. Ltd.	1,000	75,591
Scroll Corp.	3,400	25,340
SCSK Corp.	600	19,112
Secom Co. Ltd.	1,400	51,689
Seibu Holdings, Inc.	4,800	174,170
Seika Corp.	400	15,823
Seiko Epson Corp.	4,800	61,039
Seiko Group Corp.	1,000	43,436
Seino Holdings Co. Ltd.(2)	3,900	60,857
Seiren Co. Ltd.	1,300	26,778
Sekisui Chemical Co. Ltd.	6,900	130,950
Sekisui House Ltd.	3,400	76,514
Sekisui Jushi Corp.	100	1,478
Senko Group Holdings Co. Ltd.	5,600	76,894
Senshu Electric Co. Ltd.	200	6,072
Seria Co. Ltd.	500	10,241
SG Holdings Co. Ltd.(2)	5,200	55,987
Sharingtechnology, Inc.	1,400	10,674
Sharp Corp.(1)	5,300	31,755
Shibaura Electronics Co. Ltd.	200	9,589
Shibaura Mechatronics Corp.	500	36,909
SHIFT, Inc.(1)	1,500	15,490
Shimadzu Corp.	700	17,141
Shimamura Co. Ltd.	800	59,056
Shimano, Inc.	200	22,179

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Shin Nippon Air Technologies Co. Ltd.	1,100	$23,279
Shindengen Electric Manufacturing Co. Ltd.	100	2,158
Shin-Etsu Chemical Co. Ltd.	8,700	264,979
Shinsho Corp.	300	4,603
Shionogi & Co. Ltd.	5,000	86,489
Ship Healthcare Holdings, Inc.	3,400	51,385
Shiseido Co. Ltd.(2)	600	9,738
Shizuoka Financial Group, Inc.	5,100	67,695
Shoei Co. Ltd.	1,800	22,564
SIGMAXYZ Holdings, Inc.	2,400	15,752
Siix Corp.	2,300	20,269
Sinfonia Technology Co. Ltd.	700	37,196
SK-Electronics Co. Ltd.	600	12,051
SKY Perfect JSAT Holdings, Inc.	6,600	62,600
Skylark Holdings Co. Ltd.(2)	3,400	68,129
SMS Co. Ltd.	500	5,335
Socionext, Inc.(2)	3,300	62,538
SoftBank Corp.	96,400	149,119
SoftBank Group Corp.	10,000	1,073,841
Softcreate Holdings Corp.	200	3,119
Solasto Corp.	400	1,294
Sompo Holdings, Inc.	13,600	434,648
Sony Group Corp., ADR(2)	51,894	1,428,123
S-Pool, Inc.	3,400	7,462
Square Enix Holdings Co. Ltd.	1,600	109,899
Stanley Electric Co. Ltd.	1,500	30,380
Star Micronics Co. Ltd.	3,400	38,807
Starts Corp., Inc.	1,400	47,296
Studio Alice Co. Ltd.	100	1,438
Subaru Corp.	16,700	327,593
Sugi Holdings Co. Ltd.	2,700	68,245
Sumida Corp.	1,200	8,525
Sumitomo Chemical Co. Ltd.	51,600	154,780
Sumitomo Electric Industries Ltd.	16,500	462,148
Sumitomo Forestry Co. Ltd.	9,800	111,145
Sumitomo Mitsui Financial Group, Inc., ADR	41,808	686,487
Sumitomo Mitsui Trust Group, Inc.	9,300	264,669
Sumitomo Realty & Development Co. Ltd.	4,600	188,967
Sumitomo Riko Co. Ltd.	3,700	55,088
Sumitomo Rubber Industries Ltd.	8,000	93,468
Sumitomo Warehouse Co. Ltd.	700	14,615
Sundrug Co. Ltd.	1,000	31,435
Suntory Beverage & Food Ltd.	3,400	105,252
Suzuken Co. Ltd.	1,800	71,189
Suzuki Motor Corp.	22,100	292,444
Sysmex Corp.(2)	4,000	50,232
System Support Holdings, Inc.	500	10,153
Systena Corp.	9,700	32,561
Syuppin Co. Ltd.	100	828
T&D Holdings, Inc.	5,600	144,983
Tachibana Eletech Co. Ltd.	700	13,768
Tachi-S Co. Ltd.	1,300	17,172
Taiyo Yuden Co. Ltd.	4,000	81,085

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Takaoka Toko Co. Ltd.	600	$12,677
Takara & Co. Ltd.	200	5,363
Takashimaya Co. Ltd.	8,000	70,476
Takeda Pharmaceutical Co. Ltd., ADR(2)	8,843	132,557
Tama Home Co. Ltd.	600	14,635
Tamron Co. Ltd.	9,600	65,685
Tanseisha Co. Ltd.	2,500	23,396
Tazmo Co. Ltd.	800	12,120
TBS Holdings, Inc.	400	14,604
TDK Corp.	29,000	374,484
TechMatrix Corp.	1,100	14,830
Techno Ryowa Ltd.	500	16,800
TechnoPro Holdings, Inc.	3,400	111,005
Teijin Ltd.	7,000	59,542
Tera Probe, Inc.	400	12,625
Terasaki Electric Co. Ltd.	400	11,182
Terumo Corp.	1,000	17,931
Tess Holdings Co. Ltd.	3,800	9,355
TIS, Inc.	3,500	116,524
TKC Corp.	200	5,984
TOA ROAD Corp.	2,000	21,866
TOBISHIMA HOLDINGS, Inc.	900	12,871
Tocalo Co. Ltd.	1,900	27,213
Toho Bank Ltd.	8,400	22,519
Toho Co. Ltd.	300	19,043
Toho Co. Ltd.	300	7,172
Tokai Corp.	100	1,469
Tokai Rika Co. Ltd.	1,300	23,149
Token Corp.	100	9,625
Tokio Marine Holdings, Inc.	22,700	973,556
Tokyo Century Corp.	300	3,751
Tokyo Electron Device Ltd.	300	5,845
Tokyo Electron Ltd.	3,600	490,270
Tokyo Individualized Educational Institute, Inc.	200	468
Tokyo Metro Co. Ltd.(2)	4,100	47,596
Tokyo Ohka Kogyo Co. Ltd.	1,000	31,763
Tokyo Tatemono Co. Ltd.	6,500	122,184
Tokyo Tekko Co. Ltd.	700	28,381
Tokyu Corp.	4,000	50,487
Tokyu Fudosan Holdings Corp.	19,900	159,627
Toli Corp.	2,600	10,350
Tomy Co. Ltd.	3,700	84,550
Topcon Corp.	400	8,889
TOPPAN Holdings, Inc.	900	23,203
Topre Corp.	1,400	20,591
Topy Industries Ltd.	700	13,885
Toray Industries, Inc.	22,200	148,305
Torex Semiconductor Ltd.	100	1,176
Toshiba TEC Corp.	1,100	21,414
Totech Corp.	1,200	25,967
TOTO Ltd.	3,100	80,051
Towa Corp.(2)	2,700	31,447
Toyo Seikan Group Holdings Ltd.	4,300	104,486

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Toyo Tanso Co. Ltd.	700	$18,397
Toyo Tire Corp.	5,500	139,732
Toyobo Co. Ltd.	3,400	25,020
Toyoda Gosei Co. Ltd.	3,400	82,310
Toyota Boshoku Corp.	3,200	52,193
Toyota Motor Corp., ADR(2)	6,316	1,228,904
TPR Co. Ltd.	300	4,796
Transaction Co. Ltd.	1,200	10,123
Transcosmos, Inc.	600	14,646
TRE Holdings Corp.	1,800	18,718
Treasure Factory Co. Ltd.	800	9,672
Trend Micro, Inc.	2,000	105,998
Trial Holdings, Inc.	700	13,132
Trusco Nakayama Corp.	1,700	27,900
TS Tech Co. Ltd.	3,400	42,755
TSI Holdings Co. Ltd.	3,400	24,789
Tsukuba Bank Ltd.	3,400	6,724
Tsuruha Holdings, Inc.	5,600	86,396
TV Asahi Holdings Corp.	400	8,399
Tv Tokyo Holdings Corp.	100	3,066
Uchida Yoko Co. Ltd.	400	29,067
Ulvac, Inc.	700	28,229
Unicharm Corp.	16,000	106,772
Unipres Corp.	3,400	26,912
United Arrows Ltd.	900	12,712
Ushio, Inc.	1,300	18,910
USS Co. Ltd.	9,800	118,720
UT Group Co. Ltd.	700	12,828
V Technology Co. Ltd.	100	2,016
Valor Holdings Co. Ltd.	2,000	38,212
Valqua Ltd.	300	7,755
ValueCommerce Co. Ltd.	1,900	10,284
Vector, Inc.	2,100	16,147
Vital KSK Holdings, Inc.	2,400	20,366
Wacom Co. Ltd.	5,800	28,421
Wakachiku Construction Co. Ltd.	400	15,438
Wakita & Co. Ltd.	1,100	13,726
Welcia Holdings Co. Ltd.	4,000	70,409
West Japan Railway Co.(2)	12,700	283,851
Will Group, Inc.	100	659
World Co. Ltd.	1,300	26,658
Xebio Holdings Co. Ltd.	100	754
YAKUODO Holdings Co. Ltd.	100	1,546
YAMABIKO Corp.	1,200	18,851
Yamada Holdings Co. Ltd.	16,500	52,029
Yamae Group Holdings Co. Ltd.	600	10,940
Yamaguchi Financial Group, Inc.	4,900	58,593
Yamaha Corp.	300	1,974
Yamaha Motor Co. Ltd.	22,900	165,960
Yamaichi Electronics Co. Ltd.	1,100	23,737
Yamami Co.	300	9,598
Yamato Holdings Co. Ltd.	2,900	48,930
Yaskawa Electric Corp.	2,100	41,575

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Yellow Hat Ltd.	2,100	$23,612
Yokogawa Electric Corp.	1,000	29,191
Yokohama Rubber Co. Ltd.	4,800	176,618
Yokorei Co. Ltd.	600	4,753
Yonex Co. Ltd.	1,700	48,056
Yuasa Trading Co. Ltd.	400	13,327
Zenkoku Hosho Co. Ltd.	2,900	66,318
Zenrin Co. Ltd.	1,800	12,793
Zeon Corp.	600	6,889
ZIGExN Co. Ltd.	600	2,153
ZOZO, Inc.	2,700	25,089
		45,537,081
Netherlands — 3.5%
Aalberts NV(2)	2,372	83,099
ABN AMRO Bank NV, CVA	11,840	341,509
Acomo NV	567	14,532
Adyen NV(1)(2)	263	441,622
Aegon Ltd.	12,078	94,088
AerCap Holdings NV	3,596	444,106
Akzo Nobel NV(2)	2,246	155,254
Alfen NV(1)(2)	1,138	13,159
Allfunds Group PLC	2,259	15,853
Arcadis NV(2)	612	28,236
ASM International NV(2)	493	236,724
ASML Holding NV, NY Shares	1,636	1,214,926
ASR Nederland NV	4,699	326,006
B&S Group SARL	537	3,706
BE Semiconductor Industries NV	511	68,830
Brunel International NV(2)	79	799
Coca-Cola Europacific Partners PLC	1,403	124,671
Constellium SE(1)	3,839	55,627
Corbion NV(2)	1,531	30,873
DSM-Firmenich AG	1,043	102,053
Ferrari Group PLC	1,090	11,205
Flow Traders Ltd.(1)	712	21,098
ForFarmers NV	2,349	12,879
Heineken Holding NV(2)	130	9,231
Heineken NV	1,238	100,414
IMCD NV(2)	146	16,395
ING Groep NV, ADR	31,333	746,665
InPost SA(1)	6,300	91,572
Just Eat Takeaway.com NV(1)	4,834	114,165
Koninklijke Ahold Delhaize NV	11,401	456,870
Koninklijke BAM Groep NV	8,491	75,686
Koninklijke Heijmans NV, CVA	1,216	83,586
Koninklijke KPN NV(2)	79,884	381,219
Koninklijke Philips NV, NY Shares(2)	5,960	164,377
NN Group NV	7,178	494,077
PostNL NV	9,581	10,815
Prosus NV(1)	5,696	352,351
Randstad NV(2)	761	35,999
SIF Holding NV(1)	819	7,409
Signify NV(2)	182	4,806

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
TKH Group NV, CVA	1,099	$44,507
Universal Music Group NV(2)	4,638	131,113
Van Lanschot Kempen NV(2)	761	46,504
Wolters Kluwer NV(2)	3,028	381,448
		7,590,064
New Zealand — 0.2%
Auckland International Airport Ltd.	10,868	48,405
Chorus Ltd.(2)	9,880	57,219
EBOS Group Ltd.	516	9,920
Eroad Ltd.(1)	8,608	12,442
Fisher & Paykel Healthcare Corp. Ltd.	3,885	83,822
Fletcher Building Ltd.(1)	37,946	70,509
Freightways Group Ltd.	1,969	14,113
Infratil Ltd.	2,924	19,580
KMD Brands Ltd.(1)(2)	7,809	1,105
Mercury NZ Ltd.	11,207	43,338
Meridian Energy Ltd.	11,431	38,485
Ryman Healthcare Ltd.(1)	8,951	12,621
Spark New Zealand Ltd.	31,030	47,208
		458,767
Norway — 0.7%
2020 Bulkers Ltd.	619	8,330
Atea ASA(1)	803	11,188
B2 Impact ASA	2,617	4,432
Bakkafrost P	421	18,288
Borregaard ASA	1,388	28,856
DNB Bank ASA	7,302	192,394
Elopak ASA	1,668	7,808
Europris ASA	2,899	28,047
Gjensidige Forsikring ASA	889	24,696
Grieg Seafood ASA(1)	2,444	17,287
Kid ASA	402	5,897
Kitron ASA	6,168	35,843
Kongsberg Automotive ASA(1)	18,153	3,207
Kongsberg Gruppen ASA	2,784	83,148
Leroy Seafood Group ASA	1,074	5,262
Mowi ASA	3,423	70,426
Nordic Semiconductor ASA(1)	1,913	31,671
Norsk Hydro ASA	14,901	96,585
OKEA ASA(1)	1,127	2,132
Orkla ASA	3,065	34,270
Petronor E&P ASA(1)	120	127
Protector Forsikring ASA	2,539	122,730
Rana Gruber ASA	617	4,074
Salmar ASA	682	34,926
Scatec ASA(1)	5,221	54,957
Sea1 offshore, Inc.	40	102
Solstad Offshore ASA	458	2,573
SpareBank 1 Nord Norge	5,382	73,378
Sparebank 1 Oestlandet	369	6,877
SpareBank 1 SMN	2,980	56,916
SpareBank 1 Sor-Norge ASA	5,057	88,799
Storebrand ASA	11,280	173,564

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Telenor ASA	5,580	$93,094
TGS ASA	2,824	21,591
TOMRA Systems ASA	596	9,072
Veidekke ASA	29	459
Vend Marketplaces ASA, B Shares	2,062	75,352
Vend Marketplaces ASA, Class A	1,451	56,174
Wilh Wilhelmsen Holding ASA, Class A	197	10,093
		1,594,625
Portugal — 0.2%
Banco Comercial Portugues SA, R Shares	280,814	237,873
Corticeira Amorim SGPS SA(2)	1,902	16,804
CTT-Correios de Portugal SA	380	3,263
EDP Renovaveis SA(2)	1,835	21,552
Jeronimo Martins SGPS SA	2,587	63,995
Navigator Co. SA(2)	8,061	31,279
NOS SGPS SA	3,872	17,696
Sonae SGPS SA	26,373	39,435
		431,897
Singapore — 1.6%
Aztech Global Ltd.	7,100	3,708
Capitaland India Trust	16,092	14,797
CapitaLand Investment Ltd.(2)	39,900	85,760
Centurion Corp. Ltd.	15,400	21,113
China Sunsine Chemical Holdings Ltd.	18,800	10,756
City Developments Ltd.	7,100	37,629
ComfortDelGro Corp. Ltd.	122,900	138,849
CSE Global Ltd.	50,200	26,973
DBS Group Holdings Ltd.	23,610	929,358
Grab Holdings Ltd., Class A(1)	6,398	31,926
Hafnia Ltd.	6,457	39,488
Hong Fok Corp. Ltd.	18,300	11,269
Hutchison Port Holdings Trust, U Shares	204,000	43,852
iFAST Corp. Ltd.	2,700	17,774
Netlink NBN Trust	48,400	35,072
Oversea-Chinese Banking Corp. Ltd.	36,400	474,637
Pan-United Corp. Ltd.	21,500	20,105
Propnex Ltd.	6,600	12,348
Samudera Shipping Line Ltd.	18,500	14,846
SATS Ltd.	26,280	67,767
Sea Ltd., ADR(1)	1,968	367,111
Sheng Siong Group Ltd.	31,300	49,520
Singapore Exchange Ltd.	17,500	225,920
Singapore Telecommunications Ltd.	40,600	136,448
Stamford Land Corp. Ltd.	4,700	1,519
StarHub Ltd.	17,300	15,096
UMS Integration Ltd.	9,800	10,539
United Overseas Bank Ltd.	19,000	520,346
UOL Group Ltd.	10,700	62,125
Venture Corp. Ltd.	6,400	67,730
Wee Hur Holdings Ltd.	30,100	17,238
Yanlord Land Group Ltd.(1)(2)	17,100	9,451
Yoma Strategic Holdings Ltd.(1)	35,200	2,442
		3,523,512

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
South Africa — 0.0%
Valterra Platinum Ltd.	1,494	$67,905
Spain — 2.9%
Acciona SA(2)	726	143,901
Acerinox SA	5,064	62,479
Aena SME SA	10,895	315,786
Amadeus IT Group SA	2,116	177,486
Atresmedia Corp. de Medios de Comunicacion SA	2,167	13,218
Banco Bilbao Vizcaya Argentaria SA, ADR	54,363	985,601
Banco de Sabadell SA	87,351	331,778
Banco Santander SA, ADR(2)	91,206	869,193
Bankinter SA	18,288	272,933
CaixaBank SA	19,063	190,345
Cellnex Telecom SA(1)(2)	1,194	42,503
CIE Automotive SA	65	2,051
Construcciones y Auxiliar de Ferrocarriles SA	610	36,931
Corp. ACCIONA Energias Renovables SA	458	12,323
eDreams ODIGEO SA(1)	229	2,302
Ence Energia y Celulosa SA(2)	2,684	8,841
Endesa SA	7,394	225,195
Ercros SA(1)	1,270	4,078
Ferrovial SE(2)	7,182	392,814
Fluidra SA(2)	262	7,470
Gestamp Automocion SA	6,635	26,831
Grenergy Renovables SA(1)	574	43,907
Grifols SA	650	9,200
Grupo Catalana Occidente SA	446	25,554
Iberdrola SA	34,207	644,833
Industria de Diseno Textil SA(2)	9,373	463,582
Laboratorios Farmaceuticos Rovi SA(2)	234	15,905
Mapfre SA	12,783	56,024
Melia Hotels International SA	4,520	42,038
Neinor Homes SA(1)	1,031	20,542
Prosegur Cash SA	4,094	3,403
Redeia Corp. SA	12,335	239,797
Sacyr SA	22,471	94,842
Solaria Energia y Medio Ambiente SA(1)	2,834	45,908
Telefonica SA, ADR(2)	61,028	326,500
Viscofan SA	732	51,281
		6,207,375
Sweden — 3.4%
AcadeMedia AB	218	2,137
AddLife AB, B Shares(2)	298	5,583
Addnode Group AB	906	10,817
AddTech AB, B Shares	2,834	99,382
Alfa Laval AB	2,350	106,986
Ambea AB	639	8,614
AQ Group AB	2,397	49,246
Arjo AB, B Shares	5,010	18,320
Asmodee Group AB, Class B(1)	4,763	57,689
Assa Abloy AB, Class B	3,071	108,513
Atlas Copco AB, A Shares(2)	11,320	180,723
Atlas Copco AB, B Shares(2)	6,584	93,626

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Atrium Ljungberg AB, B Shares(2)	2,620	$8,728
Avanza Bank Holding AB	3,518	132,960
Axfood AB(2)	1,523	48,040
Beijer Alma AB	42	1,117
Beijer Ref AB	1,035	17,606
Bilia AB, A Shares	2,914	35,929
Billerud Aktiebolag	5,232	49,992
BioGaia AB, B Shares(2)	1,113	12,352
Boliden AB(1)	5,716	197,019
Bonava AB, B Shares(1)	2,327	2,745
Boozt AB(1)(2)	2,567	24,954
Bufab AB	4,214	41,782
Byggmax Group AB	3,498	21,555
Camurus AB(1)(2)	310	23,664
Castellum AB(2)	4,317	48,958
Catena AB	607	27,892
Cibus Nordic Real Estate AB publ	1,301	23,429
Cint Group AB(1)	53	40
Clas Ohlson AB, B Shares	2,461	87,035
Cloetta AB, B Shares	4,318	14,804
Coor Service Management Holding AB	1,023	5,054
Corem Property Group AB, B Shares	5,706	2,777
Dios Fastigheter AB	1,560	10,587
Dynavox Group AB(1)	4,522	60,081
Electrolux AB, B Shares(1)(2)	3,145	18,686
Electrolux Professional AB, B Shares	925	6,008
Elekta AB, B Shares	6,196	30,810
Embracer Group AB(1)(2)	4,763	42,589
Engcon AB	1,116	9,013
Epiroc AB, A Shares(2)	8,701	181,831
Epiroc AB, B Shares(2)	4,600	85,612
EQT AB(2)	2,239	80,537
Essity AB, B Shares	9,467	255,957
Fabege AB(2)	4,642	39,980
Fastighets AB Balder, B Shares(1)	9,313	66,302
Fastighetsbolaget Emilshus AB, Class B(1)	107	563
G5 Entertainment AB	195	1,916
Getinge AB, B Shares(2)	3,896	85,367
GomSpace Group AB(1)(2)	8,942	15,202
Granges AB	4,526	66,390
H & M Hennes & Mauritz AB, B Shares(2)	11,497	168,957
Hanza AB	1,288	15,475
Haypp Group AB(1)	667	10,743
Hemnet Group AB	1,308	34,049
Hexagon AB, B Shares(2)	4,475	49,868
Hexatronic Group AB(1)(2)	6,151	15,007
Hexpol AB(2)	1,796	16,174
Holmen AB, B Shares(2)	506	19,701
Hufvudstaden AB, A Shares(2)	1,165	15,186
Husqvarna AB, B Shares	12,301	69,824
IAR Systems Group AB	576	10,864
Industrivarden AB, A Shares	706	28,099
Indutrade AB(2)	3,283	81,712

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Instalco AB(2)	925	$2,443
Investment AB Latour, B Shares(2)	533	13,535
INVISIO AB(2)	1,095	36,046
Inwido AB(2)	1,941	37,588
JM AB(2)	3,267	47,240
Loomis AB	2,874	127,425
Medcap AB(1)	436	28,316
MEKO AB	586	5,065
Millicom International Cellular SA	1,868	90,243
MIPS AB(2)	397	16,845
Modern Times Group MTG AB, B Shares(1)	254	2,627
Mycronic AB	3,155	70,733
NCC AB, B Shares	1,867	38,327
Neobo Fastigheter AB(1)	824	1,428
New Wave Group AB, B Shares(2)	2,641	29,489
Nibe Industrier AB, B Shares(2)	2,527	10,382
Nobia AB(1)	30,769	15,381
Nordnet AB publ	1,113	32,404
Note AB	1,138	22,598
NP3 Fastigheter AB	850	22,689
Nyfosa AB(2)	3,905	33,867
Pandox AB	1,454	26,317
Paradox Interactive AB(2)	1,609	29,453
Platzer Fastigheter Holding AB, B Shares(2)	775	5,593
Plejd AB(1)	288	26,778
RaySearch Laboratories AB(2)	1,638	45,977
Rusta AB	1,661	13,006
Rvrc Holding AB	3,740	18,392
Samhallsbyggnadsbolaget i Norden AB(1)(2)	18,956	9,581
Samhallsbyggnadsbolaget i Norden AB, D Shares(1)	1,214	1,064
Sandvik AB	10,440	264,030
Scandic Hotels Group AB	2,132	19,786
Sectra AB, B Shares	1,800	63,098
Securitas AB, B Shares(2)	1,692	25,893
Sinch AB(1)	12,122	37,913
Skandinaviska Enskilda Banken AB, A Shares(2)	13,937	257,730
Skanska AB, B Shares	5,038	125,114
SKF AB, B Shares(2)	8,343	214,219
SkiStar AB	2,378	39,469
Spotify Technology SA(1)	1,299	885,762
Storytel AB	2,102	17,510
Svenska Cellulosa AB SCA, B Shares(2)	3,596	48,923
Svenska Handelsbanken AB, A Shares	21,043	270,779
Sweco AB, B Shares(2)	663	11,191
Swedbank AB, A Shares	8,169	229,899
Synsam AB	595	3,711
Tele2 AB, B Shares	2,926	51,533
Telefonaktiebolaget LM Ericsson, ADR(2)	33,048	260,088
Telia Co. AB	47,480	177,253
Thule Group AB(2)	994	27,878
Troax Group AB(2)	1,019	15,198
Truecaller AB, B Shares(2)	6,253	29,645
VBG Group AB, B Shares(2)	383	12,092

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Viaplay Group AB, B Shares(1)(2)	331	$47
Vitec Software Group AB, B Shares(2)	537	20,630
Volvo Car AB, Class B(1)(2)	12,886	26,845
Wallenstam AB, B Shares(2)	2,629	12,264
Wihlborgs Fastigheter AB(2)	5,291	52,565
Zinzino AB, Class B(2)	1,319	26,275
		7,251,330
Switzerland — 7.8%
ABB Ltd.	6,817	457,496
Accelleron Industries AG	3,826	329,231
Adecco Group AG	184	5,894
Alcon AG	4,310	343,477
Allreal Holding AG	236	53,460
ALSO Holding AG(2)	9	2,852
ams-OSRAM AG(1)	2,873	35,901
Arbonia AG(2)	2,320	16,835
Ascom Holding AG	1,315	7,555
Autoneum Holding AG(2)	166	32,953
Bachem Holding AG, Class B(2)	576	45,859
Baloise Holding AG	681	176,614
Banque Cantonale Vaudoise(2)	453	52,658
Barry Callebaut AG(2)	39	52,815
Belimo Holding AG	133	146,452
Bossard Holding AG, Class A	156	33,051
Bucher Industries AG	253	120,203
Burckhardt Compression Holding AG	58	52,225
Bystronic AG(2)	32	14,079
Calida Holding AG	84	1,527
Cembra Money Bank AG	1,462	165,840
Chocoladefabriken Lindt & Spruengli AG	1	149,761
Chocoladefabriken Lindt & Spruengli AG, Participation Certificate(2)	5	76,252
Cie Financiere Richemont SA, Class A	4,135	723,967
Clariant AG(1)	6,334	65,078
COSMO Pharmaceuticals NV	140	11,013
Daetwyler Holding AG, Bearer Shares	211	35,678
DKSH Holding AG	963	70,823
dormakaba Holding AG	137	127,464
EFG International AG(1)	4,476	88,976
Flughafen Zurich AG	473	144,522
Forbo Holding AG(2)	45	44,619
Galenica AG	765	81,935
Geberit AG	677	496,422
Georg Fischer AG(2)	1,335	106,758
Givaudan SA	16	67,385
Helvetia Holding AG	904	232,667
Huber & Suhner AG	498	75,365
Idorsia Ltd.(1)	281	971
Implenia AG	405	32,320
Inficon Holding AG(2)	536	63,681
Interroll Holding AG	17	47,716
Intershop Holding AG	34	6,556
Julius Baer Group Ltd.	5,096	367,961
Kardex Holding AG	81	33,862

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Kuehne & Nagel International AG	790	$161,052
LEM Holding SA(1)(2)	15	9,818
Leonteq AG(2)	234	4,787
Logitech International SA	3,524	363,880
Lonza Group AG	520	369,038
Medacta Group SA	115	20,897
Medmix AG(2)	832	11,173
Mobilezone Holding AG	994	13,526
Mobimo Holding AG(1)	87	34,372
Montana Aerospace AG(1)	998	31,579
Nestle SA	7,182	677,482
Novartis AG, ADR	14,602	1,847,883
OC Oerlikon Corp. AG Pfaffikon(2)	3,076	11,323
Partners Group Holding AG	404	554,817
Peach Property Group AG(1)	200	1,645
PolyPeptide Group AG(1)(2)	300	10,164
PSP Swiss Property AG	597	99,317
Roche Holding AG	5,125	1,671,151
Roche Holding AG, Bearer Shares	230	78,990
Schindler Holding AG	248	88,695
Schindler Holding AG, Bearer Participation Certificate	418	155,371
Schweiter Technologies AG	6	2,361
SGS SA	1,347	137,408
Siegfried Holding AG(1)(2)	954	100,126
SIG Group AG(1)	40	634
Sika AG	968	224,631
SKAN Group AG	227	17,435
Softwareone Holding AG	1,549	13,370
Sonova Holding AG	139	40,489
St. Galler Kantonalbank AG	56	35,280
Stadler Rail AG	1,487	39,579
Straumann Holding AG	632	74,057
Sulzer AG	497	93,135
Swatch Group AG	783	28,898
Swatch Group AG, Bearer Shares(2)	431	77,931
Swiss Life Holding AG	532	574,909
Swiss Prime Site AG(1)(2)	1,130	157,164
Swiss Re AG	3,182	576,719
Swisscom AG	488	352,812
Swissquote Group Holding SA	177	116,071
Tecan Group AG	134	27,649
Temenos AG	828	73,624
TX Group AG	99	24,229
u-blox Holding AG(1)	133	22,537
UBS Group AG	26,498	1,073,699
Vontobel Holding AG	1,384	105,575
Zehnder Group AG	479	42,851
Zurich Insurance Group AG	1,638	1,196,977
		16,745,839
United Kingdom — 12.9%
3i Group PLC	21,112	1,146,988
4imprint Group PLC	1,322	60,171
Aberdeen Group PLC	21,997	57,897

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Admiral Group PLC	6,468	$316,953
Advanced Medical Solutions Group PLC	128	350
AG Barr PLC	1,693	15,615
Airtel Africa PLC	8,333	24,974
AJ Bell PLC	13,229	91,326
Anglo American PLC	11,141	343,086
Antofagasta PLC	4,568	132,547
Ashmore Group PLC	6,619	15,962
Ashtead Group PLC	7,439	548,091
ASOS PLC(1)(2)	505	1,893
AstraZeneca PLC, ADR	13,833	1,105,257
Auto Trader Group PLC	19,812	215,146
Aviva PLC	24,643	217,005
B&M European Value Retail SA	16,549	53,827
BAE Systems PLC	12,803	303,442
Barclays PLC, ADR	57,471	1,128,156
Barratt Redrow PLC	13,845	67,308
Beazley PLC	15,797	167,231
Bellway PLC	1,895	59,695
Berkeley Group Holdings PLC	1,274	61,999
Bloomsbury Publishing PLC	3,015	19,902
Bodycote PLC	4,773	40,381
BT Group PLC	172,890	506,186
Bunzl PLC	1,274	43,057
Burberry Group PLC(1)	2,295	39,842
Bytes Technology Group PLC	5,692	31,038
Canal & SA	9,479	28,904
Central Asia Metals PLC	8,434	19,336
Centrica PLC	157,281	342,009
Chemring Group PLC	7,441	54,003
Clarkson PLC	554	26,168
Close Brothers Group PLC(1)	3,752	23,318
CMC Markets PLC	7,104	21,072
Coats Group PLC	67,117	69,613
Coca-Cola HBC AG(1)	4,419	223,532
Cohort PLC	1,031	17,868
Compass Group PLC	10,419	354,118
Computacenter PLC	2,730	84,848
Convatec Group PLC	9,780	31,267
Crest Nicholson Holdings PLC	6,666	13,549
Croda International PLC	947	32,081
Deliveroo PLC(1)	7,740	18,665
DFS Furniture PLC(1)	11,570	24,393
Diageo PLC, ADR(2)	4,011	448,550
Domino's Pizza Group PLC	1,615	4,269
dotdigital group PLC(2)	2,400	2,231
Dowlais Group PLC	10,980	11,578
Dr. Martens PLC	27,910	34,217
Drax Group PLC	16,052	140,996
Dunelm Group PLC	4,166	67,623
Elementis PLC	12,751	28,019
Experian PLC	5,626	291,627
FDM Group Holdings PLC	6,053	10,408

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Firstgroup PLC	33,053	$99,297
Foresight Group Holdings Ltd.	3,729	23,236
Forterra PLC	7,443	19,257
Foxtons Group PLC	12,919	9,781
Frasers Group PLC(1)	3,468	31,685
Frontier Developments PLC(1)	159	803
Funding Circle Holdings PLC(1)	17,227	33,877
Games Workshop Group PLC	1,267	264,513
Gamma Communications PLC	2,121	30,280
Genus PLC	48	1,692
Georgia Capital PLC(1)	1,123	34,551
Grafton Group PLC	6,075	71,765
Grainger PLC	15,457	40,644
Greggs PLC	3,662	78,101
GSK PLC, ADR(2)	27,033	1,072,399
Gym Group PLC(1)	1,480	2,771
Haleon PLC, ADR	18,109	177,468
Halfords Group PLC	3,907	7,238
Halma PLC	169	7,513
Hays PLC	41,323	34,815
Helios Towers PLC(1)	18,645	33,063
Hikma Pharmaceuticals PLC	5,383	130,042
Hiscox Ltd.	8,234	145,168
Hollywood Bowl Group PLC	7,282	24,829
Howden Joinery Group PLC	19,364	219,083
HSBC Holdings PLC, ADR(2)	29,835	1,923,462
Ibstock PLC	9,891	18,475
ICG PLC	4,659	137,383
IG Group Holdings PLC	8,707	133,014
IMI PLC	3,045	93,571
Impax Asset Management Group PLC	3,609	8,956
Inchcape PLC	6,982	62,993
Informa PLC	962	11,332
IntegraFin Holdings PLC	7,252	34,243
InterContinental Hotels Group PLC	662	80,361
International Workplace Group PLC	14,796	40,545
Intertek Group PLC	1,902	120,638
Investec PLC	10,086	73,821
IP Group PLC(1)	35,008	28,412
ITV PLC	81,705	90,129
J D Wetherspoon PLC	3,014	28,283
J Sainsbury PLC	56,796	229,825
JD Sports Fashion PLC	52,489	68,133
Johnson Matthey PLC	3,248	83,883
Johnson Service Group PLC	24,205	45,497
Jubilee Metals Group PLC(1)(2)	8,478	394
Jupiter Fund Management PLC	3,955	6,691
Just Group PLC	17,550	50,052
Kainos Group PLC	2,847	27,177
Kingfisher PLC	42,469	147,924
Lancashire Holdings Ltd.	10,195	84,187
Legal & General Group PLC	115,258	385,756
Lion Finance Group PLC	1,265	125,404

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Liontrust Asset Management PLC	2,867	$13,359
Lloyds Banking Group PLC, ADR(2)	204,894	885,142
London Stock Exchange Group PLC	915	113,399
M&G PLC	24,042	86,119
Man Group PLC	34,418	76,053
Marex Group PLC	2,542	89,885
Marks & Spencer Group PLC	63,666	297,350
Marshalls PLC	1,302	3,144
Marston's PLC(1)	12,893	6,713
Me Group International PLC	5,482	14,812
Mears Group PLC	4,104	19,038
Metro Bank Holdings PLC(1)	960	1,531
Mitchells & Butlers PLC(1)	5,167	17,991
Molten Ventures PLC(1)	4,560	22,076
Mondi PLC	3,325	46,807
MONY Group PLC	10,547	28,500
Morgan Advanced Materials PLC	6,799	19,395
Morgan Sindall Group PLC	1,499	84,657
NatWest Group PLC, ADR	40,733	568,633
Next 15 Group PLC	2,476	8,876
Next PLC	2,832	457,645
Ninety One PLC	5,467	14,020
Ocado Group PLC(1)	6,284	28,599
OSB Group PLC	10,660	75,983
Oxford Nanopore Technologies PLC(1)(2)	3,948	9,674
Pagegroup PLC	11,579	37,112
Paragon Banking Group PLC	5,807	68,203
PayPoint PLC	2,546	24,536
Pearson PLC, ADR(2)	6,529	95,128
Pennon Group PLC	7,729	49,451
Persimmon PLC	3,256	46,783
Phoenix Group Holdings PLC	12,385	114,075
Pinewood Technologies Group PLC(1)	535	3,718
Plus500 Ltd.	3,408	139,654
Polar Capital Holdings PLC	2,512	15,604
Pollen Street Group Ltd.	1,150	13,680
Prax Exploration & Production PLC(1)	44,885	1,471
Premier Foods PLC	8,854	22,590
Prudential PLC, ADR	11,676	310,582
QinetiQ Group PLC	22,297	143,331
Quilter PLC	70,124	155,582
Rathbones Group PLC	974	24,227
Reach PLC	20,555	19,110
Reckitt Benckiser Group PLC	9,826	734,664
RELX PLC, ADR	9,764	455,686
Renishaw PLC	200	8,729
Renold PLC(1)	12,027	13,136
Rentokil Initial PLC	4,282	21,171
Ricardo PLC	2,158	12,333
Rightmove PLC	28,988	290,896
Rockhopper Exploration PLC(1)	22,861	24,732
Rolls-Royce Holdings PLC	49,129	708,457
RS Group PLC	4,151	31,710

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
RWS Holdings PLC	2,155	$2,570
Sage Group PLC	5,453	79,991
Schroders PLC	6,593	33,871
Senior PLC	1,126	3,052
Severn Trent PLC	2,868	100,184
SIG PLC(1)	51,480	7,311
Smith & Nephew PLC, ADR(2)	4,423	165,641
Smiths Group PLC	2,069	65,878
Softcat PLC	4,248	92,491
Spectris PLC	1,387	75,893
Speedy Hire PLC	8,262	2,973
Spirax Group PLC	288	28,394
Spire Healthcare Group PLC	7,096	20,834
Spirent Communications PLC	3,143	8,326
SSE PLC	12,348	288,552
SSP Group PLC	17,496	36,394
St. James's Place PLC	11,836	202,959
Standard Chartered PLC	35,484	664,884
SThree PLC	2,432	6,407
Strix Group PLC(1)	3,014	1,876
Synthomer PLC(1)	4,739	3,883
Tatton Asset Management PLC	1,057	10,310
Taylor Wimpey PLC	48,330	62,524
TBC Bank Group PLC	1,481	87,596
Tesco PLC	160,729	918,734
THG PLC(1)	24,557	9,482
TP ICAP Group PLC	8,423	31,619
Travis Perkins PLC	4,100	32,983
TUI AG(1)	9,879	101,288
Unilever PLC, ADR	9,000	568,800
United Utilities Group PLC	15,852	246,277
Vanquis Banking Group PLC(1)	10,425	16,063
Vertu Motors PLC	10,366	8,334
Vesuvius PLC	5,852	29,584
Vistry Group PLC(1)	5,505	45,462
Vodafone Group PLC, ADR	46,270	553,389
Watkin Jones PLC(1)(2)	1,519	580
Weir Group PLC	5,913	196,926
WH Smith PLC	1,741	16,243
Whitbread PLC	2,213	94,215
Wickes Group PLC	16,401	44,269
Wise PLC, Class A(1)	18,186	259,077
WPP PLC, ADR(2)	362	9,607
XP Power Ltd.(1)	680	8,205
Yellow Cake PLC(1)	5,714	39,896
Zigup PLC	11,733	49,922
		27,883,500
United States — 0.4%
Atlassian Corp., Class A(1)	568	100,979
Gen Digital, Inc.	2	61
Golar LNG Ltd.	3,038	133,125
Newmont Corp.	4,220	313,350
Primo Brands Corp., Class A	2,500	62,775

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Quanex Building Products Corp.	32	$681
Smurfit WestRock PLC	4,081	193,276
		804,247
TOTAL COMMON STOCKS (Cost $161,551,442)		215,026,599
WARRANTS — 0.0%
Australia — 0.0%
Magellan Financial Group Ltd.(1)(2)	4	—
Canada — 0.0%
Constellation Software, Inc.(1)	144	1
Italy — 0.0%
Fincantieri SpA(1)	3,546	9,542
Haiki Cobat SpA Societa' Benefit(1)	18	2
Innovatec SpA(1)	18	1
		9,545
TOTAL WARRANTS (Cost $—)		9,546
RIGHTS — 0.0%
United States — 0.0%
Resolute Forest Products, Inc.(1) (Cost $1,342)	1,220	1,134
SHORT-TERM INVESTMENTS — 2.1%
Money Market Funds — 2.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	315,850	315,850
State Street Navigator Securities Lending Government Money Market Portfolio(3)	4,252,459	4,252,459
TOTAL SHORT-TERM INVESTMENTS (Cost $4,568,309)		4,568,309
TOTAL INVESTMENT SECURITIES — 101.7% (Cost $166,121,093)		219,605,588
OTHER ASSETS AND LIABILITIES — (1.7)%		(3,724,141)
TOTAL NET ASSETS — 100.0%		$215,881,447

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	30.1%
Industrials	19.7%
Consumer Discretionary	12.7%
Information Technology	7.3%
Health Care	7.0%
Materials	6.5%
Communication Services	5.9%
Consumer Staples	5.7%
Real Estate	2.3%
Utilities	2.1%
Energy	0.3%
Short-Term Investments	2.1%
Other Assets and Liabilities	(1.7)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $13,445,582. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $14,200,602, which includes securities collateral of $9,948,143.

Schedule of Investments - Avantis Responsible International Equity ETF
FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$47,748	$13,866,233	—
Belgium	439,316	1,707,661	—
Canada	249,478	23,934,245	—
Denmark	1,067,801	2,740,583	—
Finland	54,885	1,962,367	—
France	801,021	17,763,474	—
Germany	1,645,613	16,091,735	—
Hong Kong	17,261	3,892,627	—
Israel	529,600	2,112,627	—
Japan	5,563,685	39,973,396	—
Netherlands	2,844,460	4,745,604	—
Singapore	399,037	3,124,475	—
Spain	2,181,294	4,026,081	—
Sweden	1,236,093	6,015,237	—
Switzerland	2,921,582	13,824,257	—
United Kingdom	9,557,785	18,325,715	—
United States	490,836	313,411	—
Other Countries	—	10,559,376	—
Warrants	—	9,546	—
Rights	1,134	—	—
Short-Term Investments	4,568,309	—	—
	$34,616,938	$184,988,650	—

See Notes to Financial Statements.

Statements of Assets and Liabilities

AUGUST 31, 2025
	Avantis Emerging Markets Equity ETF	Avantis Emerging Markets ex-China Equity ETF
Assets
Investment securities, at value	$12,036,476,096	$159,446,668
Investment made with cash collateral received for securities on loan, at value	128,016,556	1,944,336
Cash	—	2,667
Foreign currency holdings, at value	21,780,950	103,462
Dividends and interest receivable	29,428,993	448,797
Securities lending receivable	1,282,212	1,400
Other assets	8,803	—
	12,216,993,610	161,947,330

Liabilities
Disbursements in excess of demand deposit cash	4,670,606	—
Payable for collateral received for securities on loan	128,016,556	1,944,336
Payable for investments purchased	19,068,882	51,306
Accrued management fees	3,308,223	46,075
Accrued foreign taxes	50,582,642	—
	205,646,909	2,041,717

Net Assets	$12,011,346,701	$159,905,613

Shares outstanding (unlimited number of shares authorized)	169,250,000	2,820,000

Net Asset Value Per Share	$70.97	$56.70

Net Assets Consist of:
Capital paid in	$9,905,315,189	$149,511,682
Distributable earnings (loss)	2,106,031,512	10,393,931
	$12,011,346,701	$159,905,613

Investment securities, at cost	$9,795,123,066	$149,891,072
Investment securities on loan, at value	$794,755,295	$2,397,271
Investment made with cash collateral received for securities on loan, at cost	$128,016,556	$1,944,336
Foreign currency holdings, at cost	$21,786,517	$103,653

See Notes to Financial Statements.

Statements of Assets and Liabilities

AUGUST 31, 2025
	Avantis Emerging Markets Small Cap Equity ETF	Avantis Emerging Markets Value ETF
Assets
Investment securities, at value	$53,249,240	$778,512,065
Investment made with cash collateral received for securities on loan, at value	441,920	6,205,844
Foreign currency holdings, at value	52,548	2,932,050
Dividends and interest receivable	102,992	3,413,792
Securities lending receivable	5,280	85,567
	53,851,980	791,149,318

Liabilities
Disbursements in excess of demand deposit cash	—	94,030
Payable for collateral received for securities on loan	441,920	6,205,844
Payable for investments purchased	19,078	2,556,449
Accrued management fees	19,360	235,319
Accrued foreign taxes	76,149	5,596,015
	556,507	14,687,657

Net Assets	$53,295,473	$776,461,661

Shares outstanding (unlimited number of shares authorized)	850,000	14,000,000

Net Asset Value Per Share	$62.70	$55.46

Net Assets Consist of:
Capital paid in	$49,220,986	$690,648,223
Distributable earnings (loss)	4,074,487	85,813,438
	$53,295,473	$776,461,661

Investment securities, at cost	$48,923,554	$639,562,486
Investment securities on loan, at value	$2,029,839	$58,935,969
Investment made with cash collateral received for securities on loan, at cost	$441,920	$6,205,844
Foreign currency holdings, at cost	$52,699	$2,932,398

See Notes to Financial Statements.

Statements of Assets and Liabilities

AUGUST 31, 2025
	Avantis International Equity ETF	Avantis International Large Cap Value ETF
Assets
Investment securities, at value	$8,720,858,811	$828,796,246
Investment made with cash collateral received for securities on loan, at value	111,777,459	17,532,251
Cash	8,793,293	—
Foreign currency holdings, at value	967,746	19
Receivable for investments sold	442,380	—
Receivable for capital shares sold	30,876,288	—
Dividends and interest receivable	27,293,769	2,904,515
Securities lending receivable	177,317	11,871
	8,901,187,063	849,244,902

Liabilities
Payable for collateral received for securities on loan	111,777,459	17,532,251
Payable for investments purchased	31,319,732	—
Accrued management fees	1,665,124	174,495
Accrued other expenses	182,954	13,706
	144,945,269	17,720,452

Net Assets	$8,756,241,794	$831,524,450

Shares outstanding (unlimited number of shares authorized)	114,050,000	12,660,000

Net Asset Value Per Share	$76.78	$65.68

Net Assets Consist of:
Capital paid in	$7,027,234,259	$732,404,453
Distributable earnings (loss)	1,729,007,535	99,119,997
	$8,756,241,794	$831,524,450

Investment securities, at cost	$6,910,546,573	$701,861,483
Investment securities on loan, at value	$291,075,378	$37,996,221
Investment made with cash collateral received for securities on loan, at cost	$111,777,459	$17,532,251
Foreign currency holdings, at cost	$967,766	$19

See Notes to Financial Statements.

Statements of Assets and Liabilities

AUGUST 31, 2025
	Avantis International Small Cap Equity ETF	Avantis International Small Cap Value ETF
Assets
Investment securities, at value	$125,712,649	$11,713,339,412
Investment securities - affiliated, at value	—	10,229,389
Investment made with cash collateral received for securities on loan, at value	1,088,444	89,312,457
Cash	—	4,482,593
Foreign currency holdings, at value	116,998	1,448,020
Receivable for investments sold	34,278	—
Receivable for capital shares sold	—	33,488,330
Dividends and interest receivable	245,977	31,919,783
Securities lending receivable	8,998	207,487
	127,207,344	11,884,427,471

Liabilities
Disbursements in excess of demand deposit cash	277	—
Payable for collateral received for securities on loan	1,088,444	89,312,457
Payable for investments purchased	157,813	33,729,871
Accrued management fees	30,269	3,471,284
	1,276,803	126,513,612

Net Assets	$125,930,541	$11,757,913,859

Shares outstanding (unlimited number of shares authorized)	1,920,000	137,400,000

Net Asset Value Per Share	$65.59	$85.57

Net Assets Consist of:
Capital paid in	$108,265,899	$9,615,430,581
Distributable earnings (loss)	17,664,642	2,142,483,278
	$125,930,541	$11,757,913,859

Investment securities, at cost	$107,931,040	$9,222,869,258
Investment securities on loan, at value	$4,802,948	$226,498,049
Investment securities - affiliated, at cost	—	$9,219,657
Investment securities on loan - affiliated, at value	—	$490,657
Investment made with cash collateral received for securities on loan, at cost	$1,088,444	$89,312,457
Foreign currency holdings, at cost	$117,013	$1,447,697

See Notes to Financial Statements.

Statements of Assets and Liabilities

AUGUST 31, 2025
	Avantis Responsible Emerging Markets Equity ETF	Avantis Responsible International Equity ETF
Assets
Investment securities, at value	$148,194,528	$215,353,129
Investment made with cash collateral received for securities on loan, at value	1,707,705	4,252,459
Cash	4,015	—
Foreign currency holdings, at value	63,833	35,191
Receivable for investments sold	—	46,816
Receivable for capital shares sold	—	6,964,410
Dividends and interest receivable	267,292	616,457
Securities lending receivable	4,015	4,196
	150,241,388	227,272,658

Liabilities
Payable for collateral received for securities on loan	1,707,705	4,252,459
Payable for investments purchased	—	7,098,863
Accrued management fees	41,270	39,889
Accrued foreign taxes	872,377	—
	2,621,352	11,391,211

Net Assets	$147,620,036	$215,881,447

Shares outstanding (unlimited number of shares authorized)	2,450,000	3,100,000

Net Asset Value Per Share	$60.25	$69.64

Net Assets Consist of:
Capital paid in	$120,557,204	$163,426,783
Distributable earnings (loss)	27,062,832	52,454,664
	$147,620,036	$215,881,447

Investment securities, at cost	$118,788,743	$161,868,634
Investment securities on loan, at value	$3,732,885	$13,445,582
Investment made with cash collateral received for securities on loan, at cost	$1,707,705	$4,252,459
Foreign currency holdings, at cost	$64,037	$35,146

See Notes to Financial Statements.

Statements of Operations

YEAR ENDED AUGUST 31, 2025
	Avantis Emerging Markets Equity ETF	Avantis Emerging Markets ex-China Equity ETF
Investment Income (Loss)
Income:
Dividends	$291,592,556	$3,200,140
Securities lending, net	6,652,781	7,776
Interest	460,407	9,715
Less foreign taxes withheld	(37,595,299)	(511,808)
	261,110,445	2,705,823

Expenses:
Management fees	27,564,200	283,184
Trustees' fees and expenses	—	1,711
Other expenses	104	604
	27,564,304	285,499

Net investment income (loss)	233,546,141	2,420,324

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions*	39,931,781	1,024,820
Foreign currency translation transactions	(4,402,885)	(157,948)
	35,528,896	866,872

Change in net unrealized appreciation (depreciation) on:
Investments**	1,450,657,419	8,809,924
Translation of assets and liabilities in foreign currencies	(284,561)	(1,818)
	1,450,372,858	8,808,106

Net realized and unrealized gain (loss)	1,485,901,754	9,674,978

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,719,447,895	$12,095,302
*Net of foreign tax expenses paid (refunded)	$180,882	—
**Includes (increase) decrease in accrued foreign taxes	$26,357,304	$79,395
See Notes to Financial Statements.

Statements of Operations

YEAR ENDED AUGUST 31, 2025
	Avantis Emerging Markets Small Cap Equity ETF	Avantis Emerging Markets Value ETF
Investment Income (Loss)
Income:
Dividends	$1,155,816	$26,012,621
Securities lending, net	38,367	369,387
Interest	4,793	44,830
Less foreign taxes withheld	(134,631)	(3,686,722)
	1,064,345	22,740,116

Expenses:
Management fees	140,100	2,147,216
Trustees' fees and expenses	662	—
Other expenses	—	6,303
	140,762	2,153,519

Net investment income (loss)	923,583	20,586,597

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions*	2,040,731	7,269,881
Foreign currency translation transactions	(46,157)	(339,290)
	1,994,574	6,930,591

Change in net unrealized appreciation (depreciation) on:
Investments**	3,546,006	83,983,245
Translation of assets and liabilities in foreign currencies	134	(55,237)
	3,546,140	83,928,008

Net realized and unrealized gain (loss)	5,540,714	90,858,599

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,464,297	$111,445,196
*Net of foreign tax expenses paid (refunded)	$268	$96,441
**Includes (increase) decrease in accrued foreign taxes	$78,180	$1,282,347

See Notes to Financial Statements.

Statements of Operations

YEAR ENDED AUGUST 31, 2025
	Avantis International Equity ETF	Avantis International Large Cap Value ETF
Investment Income (Loss)
Income:
Dividends	$222,413,742	$23,006,459
Securities lending, net	1,528,813	163,552
Interest	278,267	56,230
Less foreign taxes withheld	(22,018,311)	(2,326,251)
	202,202,511	20,899,990

Expenses:
Management fees	14,238,392	1,493,702
Other expenses	193,866	19,075
	14,432,258	1,512,777

Net investment income (loss)	187,770,253	19,387,213

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	66,671,300	43,579,658
Foreign currency translation transactions	(136,866)	96,436
	66,534,434	43,676,094

Change in net unrealized appreciation (depreciation) on:
Investments	1,010,203,697	86,323,481
Translation of assets and liabilities in foreign currencies	386,588	42,060
	1,010,590,285	86,365,541

Net realized and unrealized gain (loss)	1,077,124,719	130,041,635

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,264,894,972	$149,428,848

See Notes to Financial Statements.

Statements of Operations

YEAR ENDED AUGUST 31, 2025
	Avantis International Small Cap Equity ETF	Avantis International Small Cap Value ETF
Investment Income (Loss)
Income:
Dividends	$2,403,614	$342,386,807
Securities lending, net	45,822	2,548,330
Interest	9,044	574,981
Less foreign taxes withheld	(264,133)	(35,268,724)
	2,194,347	310,241,394

Expenses:
Management fees	201,332	28,367,818
Trustees' fees and expenses	1,337	—
Other expenses	400	162,914
	203,069	28,530,732

Net investment income (loss)	1,991,278	281,710,662

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	2,574,391	480,405,840
Investments transactions - affiliated	—	(9,516)
Foreign currency translation transactions	6,504	(469,928)
	2,580,895	479,926,396

Change in net unrealized appreciation (depreciation) on:
Investments	15,317,534	1,597,042,059
Investments - affiliated	—	1,877,165
Translation of assets and liabilities in foreign currencies	(862)	196,379
	15,316,672	1,599,115,603

Net realized and unrealized gain (loss)	17,897,567	2,079,041,999

Net Increase (Decrease) in Net Assets Resulting from Operations	$19,888,845	$2,360,752,661

See Notes to Financial Statements.

Statements of Operations

YEAR ENDED AUGUST 31, 2025
	Avantis Responsible Emerging Markets Equity ETF	Avantis Responsible International Equity ETF
Investment Income (Loss)
Income:
Dividends	$3,415,394	$5,556,826
Securities lending, net	29,168	44,262
Interest	11,966	20,191
Less foreign taxes withheld	(469,238)	(594,418)
	2,987,290	5,026,861

Expenses:
Management fees	341,232	378,325
Other expenses	—	125
	341,232	378,450

Net investment income (loss)	2,646,058	4,648,411

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions*	1,603,890	4,267,179
Foreign currency translation transactions	(57,231)	14,018
	1,546,659	4,281,197

Change in net unrealized appreciation (depreciation) on:
Investments**	16,304,785	24,570,506
Translation of assets and liabilities in foreign currencies	(1,396)	9,149
	16,303,389	24,579,655

Net realized and unrealized gain (loss)	17,850,048	28,860,852

Net Increase (Decrease) in Net Assets Resulting from Operations	$20,496,106	$33,509,263
*Net of foreign tax expenses paid (refunded)	$249	—
**Includes (increase) decrease in accrued foreign taxes	$103,780	—

See Notes to Financial Statements.

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2025 AND AUGUST 31, 2024 (EXCEPT AS NOTED)
	Avantis Emerging Markets Equity ETF		Avantis Emerging Markets ex-China Equity ETF
Increase (Decrease) in Net Assets	August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024(1)
Operations
Net investment income (loss)	$233,546,141	$139,816,123	$2,420,324	$162,317
Net realized gain (loss)	35,528,896	(29,127,887)	866,872	(57,747)
Change in net unrealized appreciation (depreciation)	1,450,372,858	701,246,799	8,808,106	745,665
Net increase (decrease) in net assets resulting from operations	1,719,447,895	811,935,035	12,095,302	850,235

Distributions to Shareholders
From earnings	(262,858,235)	(144,404,580)	(1,398,594)	(33,024)

Capital Share Transactions
Proceeds from shares sold	4,378,385,613	1,813,823,350	126,879,263	24,897,258
Payments for shares redeemed	(106,768,560)	(9,194,430)	(3,440,964)	—
Other capital	108,903	66,571	43,788	12,349
Net increase (decrease) in net assets from capital share transactions	4,271,725,956	1,804,695,491	123,482,087	24,909,607

Net increase (decrease) in net assets	5,728,315,616	2,472,225,946	134,178,795	25,726,818

Net Assets
Beginning of period	6,283,031,085	3,810,805,139	25,726,818	—
End of period	$12,011,346,701	$6,283,031,085	$159,905,613	$25,726,818

Transactions in Shares of the Funds
Sold	68,600,000	31,750,000	2,400,000	480,000
Redeemed	(1,550,000)	(150,000)	(60,000)	—
Net increase (decrease) in shares of the funds	67,050,000	31,600,000	2,340,000	480,000
(1)March 19, 2024 (fund inception) through August 31, 2024.

See Notes to Financial Statements.

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2025 AND AUGUST 31, 2024 (EXCEPT AS NOTED)
	Avantis Emerging Markets Small Cap Equity ETF		Avantis Emerging Markets Value ETF
Increase (Decrease) in Net Assets	August 31, 2025	August 31, 2024(1)	August 31, 2025	August 31, 2024
Operations
Net investment income (loss)	$923,583	$358,705	$20,586,597	$13,569,528
Net realized gain (loss)	1,994,574	(28,634)	6,930,591	(742,145)
Change in net unrealized appreciation (depreciation)	3,546,140	703,349	83,928,008	48,647,546
Net increase (decrease) in net assets resulting from operations	6,464,297	1,033,420	111,445,196	61,474,929

Distributions to Shareholders
From earnings	(924,500)	(153,180)	(25,106,776)	(14,181,360)

Capital Share Transactions
Proceeds from shares sold	31,263,274	21,475,758	282,419,162	204,383,774
Payments for shares redeemed	(5,907,075)	—	(93,077,868)	(40,503,072)
Other capital	25,341	18,138	151,171	196,948
Net increase (decrease) in net assets from capital share transactions	25,381,540	21,493,896	189,492,465	164,077,650

Net increase (decrease) in net assets	30,921,337	22,374,136	275,830,885	211,371,219

Net Assets
Beginning of period	22,374,136	—	500,630,776	289,259,557
End of period	$53,295,473	$22,374,136	$776,461,661	$500,630,776

Transactions in Shares of the Funds
Sold	550,000	400,000	5,680,000	4,360,000
Redeemed	(100,000)	—	(1,800,000)	(840,000)
Net increase (decrease) in shares of the funds	450,000	400,000	3,880,000	3,520,000
(1)November 7, 2023 (fund inception) through August 31, 2024.

See Notes to Financial Statements.

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2025 AND AUGUST 31, 2024
	Avantis International Equity ETF		Avantis International Large Cap Value ETF
Increase (Decrease) in Net Assets	August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024
Operations
Net investment income (loss)	$187,770,253	$121,513,671	$19,387,213	$11,376,899
Net realized gain (loss)	66,534,434	(2,555,526)	43,676,094	21,419,119
Change in net unrealized appreciation (depreciation)	1,010,590,285	628,126,558	86,365,541	24,347,720
Net increase (decrease) in net assets resulting from operations	1,264,894,972	747,084,703	149,428,848	57,143,738

Distributions to Shareholders
From earnings	(195,347,485)	(130,956,450)	(19,163,223)	(12,584,892)

Capital Share Transactions
Proceeds from shares sold	2,670,405,509	1,445,540,134	516,780,943	242,726,111
Payments for shares redeemed	(210,743,977)	(40,340,045)	(237,226,296)	(117,531,000)
Other capital	11,042	22,197	73,692	20,466
Net increase (decrease) in net assets from capital share transactions	2,459,672,574	1,405,222,286	279,628,339	125,215,577

Net increase (decrease) in net assets	3,529,220,061	2,021,350,539	409,893,964	169,774,423

Net Assets
Beginning of period	5,227,021,733	3,205,671,194	421,630,486	251,856,063
End of period	$8,756,241,794	$5,227,021,733	$831,524,450	$421,630,486

Transactions in Shares of the Funds
Sold	38,250,000	23,800,000	8,970,000	4,680,000
Redeemed	(3,200,000)	(650,000)	(3,930,000)	(2,220,000)
Net increase (decrease) in shares of the funds	35,050,000	23,150,000	5,040,000	2,460,000

See Notes to Financial Statements.

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2025 AND AUGUST 31, 2024
	Avantis International Small Cap Equity ETF		Avantis International Small Cap Value ETF
Increase (Decrease) in Net Assets	August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024
Operations
Net investment income (loss)	$1,991,278	$392,392	$281,710,662	$161,928,595
Net realized gain (loss)	2,580,895	(87,085)	479,926,396	98,004,528
Change in net unrealized appreciation (depreciation)	15,316,672	2,603,571	1,599,115,603	857,796,821
Net increase (decrease) in net assets resulting from operations	19,888,845	2,908,878	2,360,752,661	1,117,729,944

Distributions to Shareholders
From earnings	(1,870,028)	(306,696)	(326,691,165)	(175,482,258)

Capital Share Transactions
Proceeds from shares sold	80,076,442	30,966,760	4,334,297,880	2,780,473,656
Payments for shares redeemed	(9,661,768)	—	(1,218,375,153)	(566,885,106)
Other capital	23,436	8,178	8,912	7,896
Net increase (decrease) in net assets from capital share transactions	70,438,110	30,974,938	3,115,931,639	2,213,596,446

Net increase (decrease) in net assets	88,456,927	33,577,120	5,149,993,135	3,155,844,132

Net Assets
Beginning of period	37,473,614	3,896,494	6,607,920,724	3,452,076,592
End of period	$125,930,541	$37,473,614	$11,757,913,859	$6,607,920,724

Transactions in Shares of the Funds
Sold	1,400,000	600,000	59,190,000	46,080,000
Redeemed	(160,000)	—	(17,280,000)	(9,060,000)
Net increase (decrease) in shares of the funds	1,240,000	600,000	41,910,000	37,020,000

See Notes to Financial Statements.

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2025 AND AUGUST 31, 2024
	Avantis Responsible Emerging Markets Equity ETF		Avantis Responsible International Equity ETF
Increase (Decrease) in Net Assets	August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024
Operations
Net investment income (loss)	$2,646,058	$1,722,987	$4,648,411	$3,691,231
Net realized gain (loss)	1,546,659	912,996	4,281,197	1,084,223
Change in net unrealized appreciation (depreciation)	16,303,389	8,795,464	24,579,655	21,674,506
Net increase (decrease) in net assets resulting from operations	20,496,106	11,431,447	33,509,263	26,449,960

Distributions to Shareholders
From earnings	(3,257,760)	(2,117,050)	(5,101,190)	(3,921,780)

Capital Share Transactions
Proceeds from shares sold	54,669,855	17,343,870	51,471,481	27,958,155
Payments for shares redeemed	(5,783,385)	(2,617,900)	(13,098,875)	(2,968,205)
Other capital	28,549	22,271	24,048	7,775
Net increase (decrease) in net assets from capital share transactions	48,915,019	14,748,241	38,396,654	24,997,725

Net increase (decrease) in net assets	66,153,365	24,062,638	66,804,727	47,525,905

Net Assets
Beginning of period	81,466,671	57,404,033	149,076,720	101,550,815
End of period	$147,620,036	$81,466,671	$215,881,447	$149,076,720

Transactions in Shares of the Funds
Sold	1,000,000	350,000	800,000	550,000
Redeemed	(100,000)	(50,000)	(200,000)	(50,000)
Net increase (decrease) in shares of the funds	900,000	300,000	600,000	500,000

See Notes to Financial Statements.

Notes to Financial Statements

AUGUST 31, 2025

1. Organization

American Century ETF Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Delaware statutory trust. The financial statements herein relate to the following funds offered by the trust.

Fund Name	Ticker	Exchange
Avantis Emerging Markets Equity ETF	AVEM	NYSE Arca, Inc.
Avantis Emerging Markets ex-China Equity ETF	AVXC	The Nasdaq Stock Market LLC
Avantis Emerging Markets Small Cap Equity ETF	AVEE	NYSE Arca, Inc.
Avantis Emerging Markets Value ETF	AVES	NYSE Arca, Inc.
Avantis International Equity ETF	AVDE	NYSE Arca, Inc.
Avantis International Large Cap Value ETF	AVIV	NYSE Arca, Inc.
Avantis International Small Cap Equity ETF	AVDS	NYSE Arca, Inc
Avantis International Small Cap Value ETF	AVDV	NYSE Arca, Inc
Avantis Responsible Emerging Markets Equity ETF	AVSE	NYSE Arca, Inc
Avantis Responsible International Equity ETF	AVSD	NYSE Arca, Inc

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund's investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. The Schedule of Investments provides additional information on a fund's level classifications.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. A fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. A fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. A fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes a fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, a fund may experience delays in recovery of the loaned securities or delays in access to collateral, or a fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, a fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities, and the remaining contractual maturities of any securities lending transactions are considered overnight and continuous.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.

The annual management fee is as follows:

Annual Management Fee
Avantis Emerging Markets Equity ETF	0.33%
Avantis Emerging Markets ex-China Equity ETF	0.33%
Avantis Emerging Markets Small Cap Equity ETF	0.42%
Avantis Emerging Markets Value ETF	0.36%
Avantis International Equity ETF	0.23%
Avantis International Large Cap Value ETF	0.25%
Avantis International Small Cap Equity ETF	0.30%
Avantis International Small Cap Value ETF	0.36%
Avantis Responsible Emerging Markets Equity ETF	0.33%
Avantis Responsible International Equity ETF	0.23%

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the funds. The trustees receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Related Party Ownership — A related party, including other funds advised by American Century Investments, may own outstanding shares of a fund. Related parties do not invest in a fund for the purpose of exercising management or control. As of period end, related parties with ownership of 5% or more of the outstanding shares of a fund are as follows:

	Related Party	% of Outstanding Shares
Avantis Emerging Markets Small Cap Equity ETF	American Century ETF Trust	12%
Avantis Emerging Markets Value ETF	American Century ETF Trust	11%
Avantis International Large Cap Value ETF	American Century ETF Trust	17%
Avantis International Small Cap Equity ETF	American Century ETF Trust	5%

Interfund Transactions — A fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Investment transactions, excluding short-term investments and in kind transactions, for the period ended August 31, 2025 were as follows:

	Avantis Emerging Markets Equity ETF	Avantis Emerging Markets ex-China Equity ETF	Avantis Emerging Markets Small Cap Equity ETF	Avantis Emerging Markets Value ETF	Avantis International Equity ETF
Purchases	$3,085,894,181	$89,688,710	$29,766,536	$328,751,014	$650,524,825
Sales	$25,568,587	$775,816	$1,155,938	$71,504,560	$179,500,704

	Avantis International Large Cap Value ETF	Avantis International Small Cap Equity ETF	Avantis International Small Cap Value ETF	Avantis Responsible Emerging Markets Equity ETF	Avantis Responsible International Equity ETF
Purchases	$382,806,826	$43,188,526	$1,567,978,076	$46,578,266	$42,999,099
Sales	$63,104,698	$3,804,981	$347,850,993	$2,187,117	$4,332,014

Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended August 31, 2025 were as follows:

	In kind Subscriptions	In kind Redemptions	In kind Net Realized Gain/(Loss)*
Avantis Emerging Markets Equity ETF	$1,271,880,389	$108,322,464	$51,724,642
Avantis Emerging Markets ex-China Equity ETF	$38,435,362	$3,396,659	$1,096,492
Avantis Emerging Markets Small Cap Equity ETF	$2,488,121	$5,772,872	$2,287,870
Avantis Emerging Markets Value ETF	$17,734,770	$92,611,155	$27,218,300
Avantis International Equity ETF	$2,189,972,689	$209,296,822	$93,681,640
Avantis International Large Cap Value ETF	$197,579,415	$238,368,265	$54,517,849
Avantis International Small Cap Equity ETF	$41,052,085	$9,560,385	$2,739,988
Avantis International Small Cap Value ETF	$3,119,949,065	$1,202,816,770	$530,955,519
Avantis Responsible Emerging Markets Equity ETF	$9,492,214	$5,879,312	$2,166,480
Avantis Responsible International Equity ETF	$12,852,307	$13,010,299	$4,807,044
*Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.

5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statement of Changes in Net Assets.

6. Risk Factors

The overall risk profile of a fund will be impacted by the fund’s investment strategy, including the investment vehicles and techniques utilized to manage a portfolio. The net asset value of a fund will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

7. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2025 and August 31, 2024 (except as noted) were as follows:
	2025		2024
	Distributions Paid From:		Distributions Paid From:
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Avantis Emerging Markets Equity ETF	$262,858,235	—	$144,404,580	—
Avantis Emerging Markets ex-China Equity ETF	$1,398,594	—	$ 33,024(1)	—(1)
Avantis Emerging Markets Small Cap Equity ETF	$924,500	—	$ 153,180(2)	—(2)
Avantis Emerging Markets Value ETF	$25,106,776	—	$14,181,360	—
Avantis International Equity ETF	$195,347,485	—	$130,956,450	—
Avantis International Large Cap Value ETF	$19,163,223	—	$12,584,892	—
Avantis International Small Cap Equity ETF	$1,870,028	—	$306,696	—
Avantis International Small Cap Value ETF	$326,691,165	—	$175,482,258	—
Avantis Responsible Emerging Markets Equity ETF	$3,257,760	—	$2,117,050	—
Avantis Responsible International Equity ETF	$5,101,190	—	$3,921,780	—
(1)March 19, 2024 (fund inception) through August 31, 2024.
(2)November 7, 2023 (fund inception) through August 31, 2024.

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

The reclassifications, which are primarily due to in kind transactions, were as follows:

	Avantis Emerging Markets Equity ETF	Avantis Emerging Markets ex-China Equity ETF	Avantis Emerging Markets Small Cap Equity ETF	Avantis Emerging Markets Value ETF	Avantis International Equity ETF
Capital paid in	$49,539,703	$1,119,988	$2,345,550	$27,018,655	$90,025,399
Distributable earnings (loss)	$(49,539,703)	$(1,119,988)	$(2,345,550)	$(27,018,655)	$(90,025,399)

	Avantis International Large Cap Value ETF	Avantis International Small Cap Equity ETF	Avantis International Small Cap Value ETF	Avantis Responsible Emerging Markets Equity ETF	Avantis Responsible International Equity ETF
Capital paid in	$56,472,521	$2,823,334	$518,959,517	$2,197,791	$5,005,898
Distributable earnings (loss)	$(56,472,521)	$(2,823,334)	$(518,959,517)	$(2,197,791)	$(5,005,898)

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	Avantis Emerging Markets Equity ETF	Avantis Emerging Markets ex-China Equity ETF	Avantis Emerging Markets Small Cap Equity ETF	Avantis Emerging Markets Value ETF	Avantis International Equity ETF
Federal tax cost of investments	$10,056,981,533	$152,517,929	$49,861,837	$656,225,829	$7,062,796,459
Gross tax appreciation of investments	$2,682,538,127	$16,491,512	$7,750,097	$162,206,800	$2,019,037,832
Gross tax depreciation of investments	(575,027,008)	(7,618,437)	(3,920,774)	(33,714,720)	(249,198,021)
Net tax appreciation (depreciation) of investments	2,107,511,119	8,873,075	3,829,323	128,492,080	1,769,839,811
Net tax appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(50,823,205)	(1,825)	(76,197)	(5,645,920)	773,049
Net tax appreciation (depreciation)	$2,056,687,914	$8,871,250	$3,753,126	$122,846,160	$1,770,612,860
Undistributed ordinary income	$123,752,433	$1,599,308	$580,509	$8,198,300	$43,257,847
Accumulated short-term capital losses	$(20,024,856)	$(76,627)	$(191,607)	$(20,978,024)	$(36,820,084)
Accumulated long-term capital losses	$(54,383,979)	—	$(67,541)	$(24,252,998)	$(48,043,088)

	Avantis International Large Cap Value ETF	Avantis International Small Cap Equity ETF	Avantis International Small Cap Value ETF	Avantis Responsible Emerging Markets Equity ETF	Avantis Responsible International Equity ETF
Federal tax cost of investments	$726,140,002	$109,667,720	$9,470,001,526	$122,587,939	$167,457,751
Gross tax appreciation of investments	$133,672,326	$19,991,889	$2,698,904,758	$33,757,724	$58,439,309
Gross tax depreciation of investments	(13,483,831)	(2,858,516)	(356,025,026)	(6,443,430)	(6,291,472)
Net tax appreciation (depreciation) of investments	120,188,495	17,133,373	2,342,879,732	27,314,294	52,147,837
Net tax appreciation (depreciation) on translation of assets and liabilities in foreign currencies	75,112	346	573,909	(873,709)	19,696
Net tax appreciation (depreciation)	$120,263,607	$17,133,719	$2,343,453,641	$26,440,585	$52,167,533
Undistributed ordinary income	$3,428,187	$746,178	$121,635,035	$1,607,511	$957,820
Accumulated short-term capital losses	$(15,634,177)	$(125,173)	$(143,628,061)	$(338,551)	$(99,256)
Accumulated long-term capital losses	$(8,937,620)	$(90,082)	$(178,977,337)	$(646,713)	$(571,433)

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Emerging Markets Equity ETF
2025	$61.48	1.77	9.74	11.51	(2.02)	0.00(4)	$70.97	19.19%	0.33%	2.79%	0%	$12,011,347
2024	$53.98	1.63	7.58	9.21	(1.71)	0.00(4)	$61.48	17.35%	0.33%	2.84%	2%	$6,283,031
2023	$51.66	1.90	1.88	3.78	(1.46)	0.00(4)	$53.98	7.45%	0.33%	3.62%	1%	$3,810,805
2022	$66.78	2.21	(15.63)	(13.42)	(1.73)	0.03	$51.66	(20.36)%	0.33%	3.80%	3%	$1,322,396
2021	$52.22	1.51	14.10	15.61	(1.09)	0.04	$66.78	30.08%	0.33%	2.34%	5%	$864,827

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Emerging Markets ex-China Equity ETF
2025	$53.60	1.50	2.34	3.84	(0.77)	0.03	$56.70	7.33%	0.33%	2.83%	1%	$159,906
2024(4)	$49.65	0.71	3.47	4.18	(0.28)	0.05	$53.60	8.52%	0.33%	3.00%	4%	$25,727

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)March 19, 2024 (fund inception) through August 31, 2024.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Emerging Markets Small Cap Equity ETF
2025	$55.94	1.57	6.81	8.38	(1.66)	0.04	$62.70	15.51%	0.42%	2.77%	3%	$53,295
2024(4)	$50.52	1.58	4.41	5.99	(0.65)	0.08	$55.94	12.02%	0.42%	3.59%	2%	$22,374

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)November 7, 2023 (fund inception) through August 31, 2024.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Emerging Markets Value ETF
2025	$49.47	1.72	6.42	8.14	(2.16)	0.01	$55.46	17.09%	0.36%	3.45%	12%	$776,462
2024	$43.83	1.62	5.80	7.42	(1.80)	0.02	$49.47	17.36%	0.36%	3.48%	17%	$500,631
2023	$42.06	1.79	1.47	3.26	(1.52)	0.03	$43.83	8.03%	0.36%	4.22%	23%	$289,260
2022(4)	$50.00	2.23	(9.45)	(7.22)	(0.80)	0.08	$42.06	(14.38)%	0.36%	5.26%	8%	$129,556

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)September 28, 2021 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis International Equity ETF
2025	$66.16	2.06	10.66	12.72	(2.10)	0.00(4)	$76.78	19.64%	0.23%	3.03%	3%	$8,756,242
2024	$57.40	1.84	8.86	10.70	(1.94)	0.00(4)	$66.16	18.98%	0.23%	3.02%	3%	$5,227,022
2023	$50.57	1.89	6.52	8.41	(1.58)	0.00(4)	$57.40	16.73%	0.23%	3.41%	3%	$3,205,671
2022	$64.36	1.92	(13.92)	(12.00)	(1.81)	0.02	$50.57	(18.85)%	0.23%	3.30%	7%	$1,504,601
2021	$50.20	1.50	13.86	15.36	(1.24)	0.04	$64.36	30.86%	0.23%	2.51%	7%	$997,544

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis International Large Cap Value ETF
2025	$55.33	1.87	10.23	12.10	(1.76)	0.01	$65.68	22.37%	0.25%	3.24%	11%	$831,524
2024	$48.81	1.80	6.66	8.46	(1.94)	0.00(4)	$55.33	17.68%	0.25%	3.49%	16%	$421,630
2023	$41.94	1.96	6.36	8.32	(1.47)	0.02	$48.81	20.03%	0.25%	4.15%	21%	$251,856
2022(5)	$50.00	1.98	(8.93)	(6.95)	(1.17)	0.06	$41.94	(13.93)%	0.25%	4.61%	47%	$60,392

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Per-share amount was less than $0.005.
(5)September 28, 2021 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis International Small Cap Equity ETF
2025	$55.11	1.71	10.31	12.02	(1.56)	0.02	$65.59	22.34%	0.30%	2.97%	6%	$125,931
2024	$48.71	1.48	6.08	7.56	(1.19)	0.03	$55.11	15.78%	0.30%	2.85%	7%	$37,474
2023(4)	$50.27	0.10	(1.72)	(1.62)	—	0.06	$48.71	(3.11)%	0.30%	1.65%	0%	$3,896

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)July 18, 2023 (fund inception) through August 31, 2023.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis International Small Cap Value ETF
2025	$69.20	2.58	16.86	19.44	(3.07)	0.00(4)	$85.57	29.11%	0.36%	3.57%	4%	$11,757,914
2024	$59.04	1.99	10.24	12.23	(2.07)	0.00(4)	$69.20	21.09%	0.36%	3.16%	8%	$6,607,921
2023	$53.12	2.22	5.62	7.84	(1.92)	0.00(4)	$59.04	14.97%	0.36%	3.90%	14%	$3,452,077
2022	$66.09	2.12	(13.19)	(11.07)	(1.92)	0.02	$53.12	(16.92)%	0.36%	3.52%	21%	$1,668,508
2021	$48.21	1.45	17.69	19.14	(1.28)	0.02	$66.09	39.98%	0.36%	2.37%	21%	$1,056,703

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Responsible Emerging Markets Equity ETF
2025	$52.56	1.39	8.00	9.39	(1.72)	0.02	$60.25	18.36%	0.33%	2.56%	2%	$147,620
2024	$45.92	1.25	6.95	8.20	(1.58)	0.02	$52.56	18.23%	0.33%	2.57%	5%	$81,467
2023	$43.38	1.31	1.97	3.28	(0.78)	0.04	$45.92	7.75%	0.33%	2.96%	7%	$57,404
2022(4)	$49.47	0.93	(7.00)	(6.07)	(0.14)	0.12	$43.38	(12.04)%	0.33%	4.89%	2%	$13,014

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)March 28, 2022 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Responsible International Equity ETF
2025	$59.63	1.74	10.17	11.91	(1.91)	0.01	$69.64	20.42%	0.23%	2.82%	3%	$215,881
2024	$50.78	1.54	8.92	10.46	(1.61)	0.00(4)	$59.63	20.94%	0.23%	2.86%	5%	$149,077
2023	$44.83	1.55	5.49	7.04	(1.12)	0.03	$50.78	15.83%	0.23%	3.14%	8%	$101,551
2022(5)	$50.51	0.66	(6.10)	(5.44)	(0.30)	0.06	$44.83	(10.66)%	0.23%	3.01%	3%	$26,898

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Per-share amount was less than $0.005.
(5)March 15, 2022 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Century ETF Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Avantis® Emerging Markets Equity ETF, Avantis® Emerging Markets ex-China Equity ETF, Avantis® Emerging Markets Small Cap Equity ETF, Avantis® Emerging Markets Value ETF, Avantis® International Equity ETF, Avantis® International Large Cap Value ETF, Avantis® International Small Cap Equity ETF, Avantis® International Small Cap Value ETF, Avantis® Responsible Emerging Markets Equity ETF, and Avantis® Responsible International Equity ETF (the “Funds”), ten of the funds constituting the American Century ETF Trust, as of August 31, 2025, the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods indicated in the table below; and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, and the results of their operations, the changes in their net assets, and the financial highlights for the periods listed in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Fund Constituting the American Century ETF Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Avantis® Emerging Markets Equity ETF	For the year ended August 31, 2025	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025, 2024, 2023, 2022, and 2021
Avantis® Emerging Markets ex-China Equity ETF	For the year ended August 31, 2025	For the year ended August 31, 2025, and the period from March 19, 2024 (fund inception) through August 31, 2024
Avantis® Emerging Markets Small Cap Equity ETF	For the year ended August 31, 2025	For the year ended August 31, 2025, and the period from November 7, 2023 (fund inception) through August 31, 2024
Avantis® Emerging Markets Value ETF	For the year ended August 31, 2025	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025, 2024, and 2023, and the period from September 28, 2021 (fund inception) through August 31, 2022
Avantis® International Equity ETF	For the year ended August 31, 2025	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025, 2024, 2023, 2022, and 2021
Avantis® International Large Cap Value ETF	For the year ended August 31, 2025	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025, 2024, and 2023, and the period from September 28, 2021 (fund inception) through August 31, 2022
Avantis® International Small Cap Equity ETF	For the year ended August 31, 2025	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025 and 2024, and the period from July 18, 2023 (fund inception) through August 31, 2023
Avantis® International Small Cap Value ETF	For the year ended August 31, 2025	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025, 2024, 2023, 2022, and 2021
Avantis® Responsible Emerging Markets Equity ETF	For the year ended August 31, 2025	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025, 2024, and 2023, and the period from March 28, 2022 (fund inception) through August 31, 2022
Avantis® Responsible International Equity ETF	For the year ended August 31, 2025	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025, 2024, and 2023, and the period from March 15, 2022 (fund inception) through August 31, 2022

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
October 16, 2025

We have served as the auditor of one or more American Century investment companies since 1997.

Approval of Management Agreements

At a meeting held on June 11, 2025, the Funds’ Board of Trustees (the “Board”) unanimously approved the renewal of the management agreements pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees.

Prior to its consideration of the renewal of the Funds’ management agreements, the Trustees requested and reviewed extensive data and information compiled by the Advisor and certain independent data providers concerning each Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its Audit Committee on a continual basis and the information received was supplemental to the extensive information that the Board and its Audit Committee receive and consider over time.

In connection with its consideration of the renewal of the management agreements, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to:

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to each Fund;
•the wide range of programs and services the Advisor and other service providers provide to each Fund and its shareholders on a routine and non-routine basis;
•each Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other funds with similar investment objectives and strategies;
•the cost of owning each Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to each Fund, the profitability of each Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of each Fund;
•any collateral benefits derived by the Advisor from the management of each Fund;
•fees and expenses associated with any investment by each Fund in other funds;
•payments to intermediaries by each Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The independent Trustees met separately in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The independent Trustees also held active discussions with the Advisor regarding the renewal of the management agreements. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreements for the Funds. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreements, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under each Fund’s management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include the following:

•constructing and designing each Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of each Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)

•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans, if applicable)

Investment Management Services. The nature of the investment management services provided to each Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board provides oversight of the investment performance process. It regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Board found the investment management services provided by the Advisor to each Fund to be satisfactory and consistent with its respective management agreement.

Shareholder and Other Services. Under the management agreements, the Advisor provides each Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its Audit Committee, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, if applicable, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under the respective management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund (pre- and post-distribution), and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreements, and the reasonableness of the terms of the current management agreements. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to the Funds and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreements provide that each Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of each Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1, and, for certain funds, fees and expenses of each Fund’s independent Trustees (including their independent legal counsel). Under the unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Funds and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing each Fund’s unified fee to the total expense ratios of its peers. The Board concluded that the management fee paid by each Fund to the Advisor under its respective management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to funds or other advisory clients managed similarly to the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of each Fund. The Board analyzed this information and concluded that the fees charged and services provided to each Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by each Fund and the Advisor and services provided in response thereto. These payments could include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for each Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of each Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in each Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to each Fund.

Set forth below are certain of the Fund-specific factors that the Board considered in addition to the other factors described herein:

Avantis Emerging Markets Equity ETF - The Fund’s performance was above its benchmark for the one-, three-, and five-year periods reviewed by the Board. The unified fee charged to shareholders of the Fund was the lowest of the total expense ratios of the Fund’s peer expense universe and peer expense group.
Avantis Emerging Markets ex-China Equity ETF - The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was the lowest of its peer expense group.
Avantis Emerging Markets Small Cap Equity ETF - The Fund’s performance was below its benchmark for the one-year period reviewed by the Board. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was the lowest of its peer expense group.
Avantis Emerging Markets Value ETF - The Fund’s performance was above its benchmark for the one- and three-year periods reviewed by the Board. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group.
Avantis International Equity ETF - The Fund’s performance was above its benchmark for the one-, three-, and five-year periods reviewed by the Board. The unified fee charged to shareholders of the Fund was the lowest of the total expense ratios of the Fund’s peer expense universe and peer expense group.
Avantis International Large Cap Value ETF - The Fund’s performance was below its benchmark for the one- and three-year periods reviewed by the Board. The unified fee charged to shareholders of the Fund was the lowest of the total expense ratios of the Fund’s peer expense universe and peer expense group.
Avantis International Small Cap Equity ETF - The Fund’s performance was above its benchmark for the one-year period reviewed by the Board. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was the lowest of its peer expense group.
Avantis International Small Cap Value ETF - The Fund’s performance was above its benchmark for the one-, three-, and five-year periods reviewed by the Board. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group.
Avantis Responsible Emerging Markets Equity ETF - The Fund’s performance was above its benchmark for the one-year period reviewed by the Board. The unified fee charged to shareholders of the Fund was the lowest of the total expense ratios of the Fund’s peer expense universe and peer expense group.
Avantis Responsible International Equity ETF - The Fund’s performance was above its benchmark for the one-year period reviewed by the Board. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was the lowest of its peer expense group.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreements are fair and reasonable and that the management fee charged to each Fund is fair in light of the services provided and that the management agreements between the Funds and the Advisor should be renewed for an additional one-year period.

Other Tax Information
The following information is provided pursuant to provisions of the Internal Revenue Code (IRC).

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended August 31, 2025.

The funds hereby designate the following, or up to the maximum amount allowable, for the fiscal year ended August 31, 2025.

Corporate Dividends Received Deduction
Avantis Emerging Markets Equity ETF	$566,195
Avantis Emerging Markets ex-China Equity ETF	$2,501
Avantis Emerging Markets Small Cap Equity ETF	—
Avantis Emerging Markets Value ETF	$602
Avantis International Equity ETF	$167,175
Avantis International Large Cap Value ETF	—
Avantis International Small Cap Equity ETF	$3,494
Avantis International Small Cap Value ETF	$613,094
Avantis Responsible Emerging Markets Equity ETF	$11,320
Avantis Responsible International Equity ETF	$6,950

For the fiscal year ended August 31, 2025, the funds intend to pass through to shareholders the following foreign source income and foreign taxes paid, or up to the maximum amount allowable, as a foreign tax credit.

	Foreign Tax Credit		Foreign Source Income
	Amount	Per Outstanding Share	Amount	Per Outstanding Share
Avantis Emerging Markets Equity ETF	$32,629,989	$0.1928	$261,028,889	$1.5423
Avantis Emerging Markets ex-China Equity ETF	$509,416	$0.1806	$3,168,164	$1.1235
Avantis Emerging Markets Small Cap Equity ETF	$134,899	$0.1587	$1,140,878	$1.3422
Avantis Emerging Markets Value ETF	$3,511,553	$0.2508	$24,403,526	$1.7431
Avantis International Equity ETF	$21,224,600	$0.1861	$220,527,643	$1.9336
Avantis International Large Cap Value ETF	$2,274,982	$0.1797	$22,891,968	$1.8082
Avantis International Small Cap Equity ETF	$262,904	$0.1369	$2,390,498	$1.2451
Avantis International Small Cap Value ETF	$34,514,900	$0.2512	$339,215,293	$2.4688
Avantis Responsible Emerging Markets Equity ETF	$467,008	$0.1906	$3,372,981	$1.3767
Avantis Responsible International Equity ETF	$592,817	$0.1912	$5,534,531	$1.7853

The funds utilized the following earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction (tax equalization) during the period ended August 31, 2025.

Dividends Paid Deduction (Tax Equalization)
Avantis Emerging Markets Equity ETF	$92,489
Avantis Emerging Markets ex-China Equity ETF	$30,699
Avantis Emerging Markets Small Cap Equity ETF	$140,164
Avantis Emerging Markets Value ETF	—
Avantis International Equity ETF	$444,981
Avantis International Large Cap Value ETF	$2,473,567
Avantis International Small Cap Equity ETF	$155,386
Avantis International Small Cap Value ETF	$7,287,083
Avantis Responsible Emerging Markets Equity ETF	$35,412
Avantis Responsible International Equity ETF	$261,517

Contact Us	avantisinvestors.com
American Century Sales Representatives, Financial Professionals, Broker Dealers, Insurance Companies, Banks and Trust Companies	1-833-928-2684
Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-97506 2510

Annual Financial Statements and Other Information

August 31, 2025

Avantis® Core Fixed Income ETF (AVIG)
Avantis® Core Municipal Fixed Income ETF (AVMU)
Avantis® Credit ETF (AVGB)
Avantis® Short-Term Fixed Income ETF (AVSF)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit avantisinvestors.com/docs.

Schedule of Investments - Avantis Core Fixed Income ETF
AUGUST 31, 2025

	Principal Amount/Shares	Value
CORPORATE BONDS — 62.3%
Aerospace and Defense — 1.2%
General Dynamics Corp., 4.25%, 4/1/40	$1,657,000	$1,497,041
Howmet Aerospace, Inc., 5.90%, 2/1/27	300,000	306,688
Lockheed Martin Corp., 4.70%, 12/15/31	2,122,000	2,167,850
Lockheed Martin Corp., 3.90%, 6/15/32	1,038,000	1,007,856
Lockheed Martin Corp., 5.25%, 1/15/33	2,243,000	2,338,494
Lockheed Martin Corp., 4.75%, 2/15/34	575,000	575,596
Lockheed Martin Corp., 4.80%, 8/15/34	1,028,000	1,031,836
Lockheed Martin Corp., 4.50%, 5/15/36	1,800,000	1,737,007
RTX Corp., 5.15%, 2/27/33	215,000	220,956
RTX Corp., 6.10%, 3/15/34	181,000	196,573
RTX Corp., 6.05%, 6/1/36	971,000	1,051,257
RTX Corp., 4.45%, 11/16/38	376,000	348,194
Textron, Inc., 3.90%, 9/17/29	1,307,000	1,289,960
Textron, Inc., 2.45%, 3/15/31	691,000	622,480
		14,391,788
Air Freight and Logistics — 0.3%
United Parcel Service, Inc., 4.875%, 3/3/33	1,208,000	1,234,612
United Parcel Service, Inc., 6.20%, 1/15/38	1,737,000	1,895,530
		3,130,142
Automobiles — 0.8%
American Honda Finance Corp., 4.80%, 3/5/30	1,018,000	1,039,350
American Honda Finance Corp., 5.05%, 7/10/31	4,422,000	4,538,477
American Honda Finance Corp., 4.90%, 1/10/34	240,000	239,611
Toyota Motor Credit Corp., 4.80%, 1/5/34	392,000	395,088
Toyota Motor Credit Corp., 5.35%, 1/9/35	3,000,000	3,099,392
		9,311,918
Banks — 6.0%
African Development Bank, 0.875%, 3/23/26	1,859,000	1,826,789
African Development Bank, 4.375%, 11/3/27	955,000	968,748
African Development Bank, 3.50%, 9/18/29	860,000	853,932
Asian Development Bank, 1.00%, 4/14/26	496,000	486,970
Asian Development Bank, 2.00%, 4/24/26	600,000	592,393
Asian Development Bank, 3.625%, 8/28/29	1,494,000	1,492,200
Asian Development Bank, 3.875%, 9/28/32	1,000,000	993,109
Asian Development Bank, 4.375%, 3/22/35	860,000	869,361
Asian Infrastructure Investment Bank, 3.75%, 9/14/27	791,000	792,285
Asian Infrastructure Investment Bank, 4.00%, 1/18/28	1,049,000	1,057,841
Asian Infrastructure Investment Bank, 4.50%, 1/16/30	1,523,000	1,571,485
Banco Santander SA, 3.80%, 2/23/28	400,000	396,357
Bank of America Corp., 5.875%, 2/7/42	2,075,000	2,168,819
Bank of America Corp., VRN, 3.59%, 7/21/28	800,000	791,493
Bank of America Corp., VRN, 5.20%, 4/25/29	996,000	1,021,429
Bank of America Corp., VRN, 4.27%, 7/23/29	415,000	416,086
Bank of Montreal, 5.51%, 6/4/31	3,056,000	3,215,757
Bank of Nova Scotia, 5.45%, 8/1/29	2,000,000	2,086,814
Bank of Nova Scotia, 2.15%, 8/1/31	1,574,000	1,393,740
Bank of Nova Scotia, 5.65%, 2/1/34	709,000	747,216
Canadian Imperial Bank of Commerce, 3.60%, 4/7/32	1,939,000	1,826,765
Canadian Imperial Bank of Commerce, 6.09%, 10/3/33(1)	413,000	446,021
2

Schedule of Investments - Avantis Core Fixed Income ETF

	Principal Amount/Shares	Value
Capital One NA, 4.65%, 9/13/28	$700,000	$708,766
Citibank NA, 5.57%, 4/30/34	1,774,000	1,858,444
Citigroup, Inc., 8.125%, 7/15/39	794,000	1,003,167
Citigroup, Inc., VRN, 3.52%, 10/27/28	800,000	787,990
Citigroup, Inc., VRN, 4.79%, 3/4/29	210,000	212,776
Citigroup, Inc., VRN, 4.91%, 5/24/33	600,000	602,897
Citizens Financial Group, Inc., 3.25%, 4/30/30	1,624,000	1,536,247
Cooperatieve Rabobank UA, 5.25%, 5/24/41	2,150,000	2,123,471
Council of Europe Development Bank, 0.875%, 9/22/26	1,023,000	991,592
Council of Europe Development Bank, 4.125%, 1/24/29	1,321,000	1,340,640
Council of Europe Development Bank, 4.50%, 1/15/30	1,021,000	1,053,090
European Bank for Reconstruction & Development, 0.50%, 11/25/25	250,000	247,805
European Investment Bank, 4.375%, 3/19/27	550,000	555,352
European Investment Bank, 4.75%, 6/15/29	1,518,000	1,576,993
European Investment Bank, 0.75%, 9/23/30	925,000	799,660
European Investment Bank, 4.625%, 2/12/35	750,000	773,513
Fifth Third Bancorp, VRN, 6.34%, 7/27/29	900,000	950,158
HSBC Holdings PLC, VRN, 6.16%, 3/9/29	1,300,000	1,356,507
Inter-American Development Bank, 4.00%, 1/12/28	150,000	151,233
Inter-American Development Bank, 3.125%, 9/18/28	564,000	555,800
Inter-American Development Bank, 1.125%, 1/13/31	1,354,000	1,180,667
Inter-American Investment Corp., 4.75%, 9/19/28	65,000	66,874
International Bank for Reconstruction & Development, 1.75%, 10/23/29	1,745,000	1,616,665
International Bank for Reconstruction & Development, 0.875%, 5/14/30	1,812,000	1,591,855
International Finance Corp., 0.75%, 10/8/26	320,000	309,357
JPMorgan Chase & Co., 5.50%, 10/15/40	3,119,000	3,189,392
JPMorgan Chase & Co., VRN, 4.98%, 7/22/28	800,000	811,648
JPMorgan Chase & Co., VRN, 4.01%, 4/23/29	1,018,000	1,014,301
Kreditanstalt fuer Wiederaufbau, 3.625%, 4/1/26	597,000	595,789
Kreditanstalt fuer Wiederaufbau, 4.375%, 2/28/34	350,000	355,948
Landwirtschaftliche Rentenbank, 0.875%, 3/30/26	610,000	599,189
Landwirtschaftliche Rentenbank, Series 44, 3.875%, 6/14/28	830,000	836,435
Lloyds Banking Group PLC, 4.55%, 8/16/28	1,000,000	1,010,379
Lloyds Banking Group PLC, VRN, 5.46%, 1/5/28	615,000	623,983
Mitsubishi UFJ Financial Group, Inc., 2.05%, 7/17/30	120,000	108,044
Nordic Investment Bank, 5.00%, 10/15/25	250,000	250,159
Oesterreichische Kontrollbank AG, 0.375%, 9/17/25	913,000	911,467
Oesterreichische Kontrollbank AG, 4.50%, 1/24/30	1,168,000	1,205,365
Royal Bank of Canada, 4.95%, 2/1/29	841,000	865,941
Royal Bank of Canada, 3.875%, 5/4/32	354,000	340,982
Royal Bank of Canada, 5.00%, 2/1/33	1,271,000	1,303,460
Royal Bank of Canada, 5.00%, 5/2/33	1,072,000	1,098,229
Royal Bank of Canada, 5.15%, 2/1/34	2,050,000	2,119,569
Santander Holdings USA, Inc., VRN, 6.50%, 3/9/29	414,000	433,511
Sumitomo Mitsui Financial Group, Inc., 5.85%, 7/13/30	270,000	287,844
Toronto-Dominion Bank, 3.20%, 3/10/32	1,295,000	1,191,290
Toronto-Dominion Bank, 4.46%, 6/8/32	1,362,000	1,348,753
Truist Financial Corp., VRN, 4.87%, 1/26/29	1,099,000	1,116,112
Wells Fargo & Co., VRN, 4.97%, 4/23/29	1,112,000	1,133,238
		72,718,157
Beverages — 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	2,311,000	2,256,584
3

Schedule of Investments - Avantis Core Fixed Income ETF

	Principal Amount/Shares	Value
Anheuser-Busch InBev Finance, Inc., 4.70%, 2/1/36	$614,000	$599,543
Anheuser-Busch InBev Worldwide, Inc., 4.90%, 1/23/31	395,000	409,546
Anheuser-Busch InBev Worldwide, Inc., 5.00%, 6/15/34	118,000	120,725
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/38	886,000	833,816
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39	663,000	846,013
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/39	461,000	470,787
Brown-Forman Corp., 4.75%, 4/15/33	1,641,000	1,651,506
Keurig Dr. Pepper, Inc., 3.20%, 5/1/30	649,000	611,824
		7,800,344
Biotechnology — 0.8%
AbbVie, Inc., 4.875%, 3/15/30	1,067,000	1,099,559
AbbVie, Inc., 4.55%, 3/15/35	1,961,000	1,920,714
AbbVie, Inc., 5.20%, 3/15/35	1,722,000	1,763,319
AbbVie, Inc., 4.50%, 5/14/35	2,737,000	2,653,197
AbbVie, Inc., 4.30%, 5/14/36	330,000	312,846
Amgen, Inc., 5.15%, 11/15/41	425,000	401,934
Biogen, Inc., 5.05%, 1/15/31	1,782,000	1,829,392
Gilead Sciences, Inc., 5.65%, 12/1/41	375,000	383,288
		10,364,249
Broadline Retail — 0.1%
eBay, Inc., 6.30%, 11/22/32	1,040,000	1,140,536
Building Products — 0.1%
Carrier Global Corp., 5.90%, 3/15/34	236,000	251,722
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 9/15/30	470,000	416,572
		668,294
Capital Markets — 3.6%
Affiliated Managers Group, Inc., 5.50%, 8/20/34	2,630,000	2,669,281
Ameriprise Financial, Inc., 4.50%, 5/13/32	1,825,000	1,824,652
Ameriprise Financial, Inc., 5.15%, 5/15/33	1,445,000	1,486,152
BlackRock Funding, Inc., 5.00%, 3/14/34	1,500,000	1,541,530
Brookfield Finance, Inc., 4.35%, 4/15/30	966,000	965,729
Brookfield Finance, Inc., 2.72%, 4/15/31	4,275,000	3,906,335
Cboe Global Markets, Inc., 3.00%, 3/16/32	1,989,000	1,818,016
Credit Suisse USA LLC, 7.125%, 7/15/32	1,417,000	1,620,168
Deutsche Bank AG, VRN, 6.72%, 1/18/29	1,150,000	1,210,154
Franklin Resources, Inc., 1.60%, 10/30/30	412,000	361,988
Goldman Sachs Group, Inc., 2.60%, 2/7/30	1,111,000	1,039,205
Goldman Sachs Group, Inc., 3.80%, 3/15/30	1,154,000	1,134,223
Goldman Sachs Group, Inc., VRN, 5.73%, 4/25/30	531,000	556,284
Intercontinental Exchange, Inc., 4.35%, 6/15/29	281,000	283,313
Intercontinental Exchange, Inc., 5.25%, 6/15/31	4,492,000	4,700,002
Intercontinental Exchange, Inc., 4.60%, 3/15/33	416,000	416,054
Jefferies Financial Group, Inc., 5.875%, 7/21/28	350,000	364,980
Lazard Group LLC, 6.00%, 3/15/31	565,000	598,480
LPL Holdings, Inc., 6.75%, 11/17/28	518,000	554,678
LPL Holdings, Inc., 5.75%, 6/15/35	5,728,000	5,819,537
Morgan Stanley, 3.125%, 7/27/26	279,000	276,498
Morgan Stanley, 7.25%, 4/1/32	4,157,000	4,791,336
Morgan Stanley, VRN, 1.51%, 7/20/27	632,000	616,505
Morgan Stanley, VRN, 5.16%, 4/20/29	665,000	679,984
Nasdaq, Inc., 5.55%, 2/15/34	2,035,000	2,123,081
Northern Trust Corp., 1.95%, 5/1/30	327,000	297,500
4

Schedule of Investments - Avantis Core Fixed Income ETF

	Principal Amount/Shares	Value
State Street Corp., 4.83%, 4/24/30	$1,392,000	$1,430,011
TPG Operating Group II LP, 5.875%, 3/5/34	880,000	922,424
		44,008,100
Chemicals — 0.9%
CF Industries, Inc., 5.15%, 3/15/34	2,140,000	2,139,379
DuPont de Nemours, Inc., 5.32%, 11/15/38	991,000	1,034,850
Eastman Chemical Co., 5.625%, 2/20/34	342,000	347,839
EIDP, Inc., 5.125%, 5/15/32	1,782,000	1,829,664
EIDP, Inc., 4.80%, 5/15/33	1,890,000	1,891,917
Mosaic Co., 5.375%, 11/15/28	400,000	412,699
Mosaic Co., 5.45%, 11/15/33	1,716,000	1,764,051
Nutrien Ltd., 2.95%, 5/13/30	622,000	585,664
RPM International, Inc., 4.55%, 3/1/29	1,149,000	1,155,526
		11,161,589
Commercial Services and Supplies — 0.7%
Eaton Capital ULC, 4.45%, 5/9/30	1,800,000	1,818,623
Republic Services, Inc., 4.75%, 7/15/30	1,297,000	1,332,790
Republic Services, Inc., 5.00%, 4/1/34	1,097,000	1,116,966
Waste Management, Inc., 4.80%, 3/15/32	2,470,000	2,521,167
Waste Management, Inc., 4.875%, 2/15/34	1,183,000	1,202,157
		7,991,703
Communications Equipment — 0.3%
Cisco Systems, Inc., 5.90%, 2/15/39	489,000	526,837
Cisco Systems, Inc., 5.50%, 1/15/40	2,823,000	2,922,711
		3,449,548
Construction and Engineering — 0.2%
Quanta Services, Inc., 2.90%, 10/1/30	2,088,000	1,946,777
Quanta Services, Inc., 2.35%, 1/15/32	550,000	477,152
		2,423,929
Consumer Finance — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/26	250,000	244,946
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.15%, 9/30/30	3,700,000	3,968,842
American Express Co., VRN, 5.02%, 4/25/31	610,000	626,958
Capital One Financial Corp., 6.70%, 11/29/32	4,860,000	5,351,093
Capital One Financial Corp., VRN, 6.31%, 6/8/29	900,000	944,804
Capital One Financial Corp., VRN, 5.27%, 5/10/33	900,000	915,810
		12,052,453
Consumer Staples Distribution & Retail — 1.2%
Kroger Co., 7.50%, 4/1/31	1,663,000	1,910,985
Sysco Corp., 5.375%, 9/21/35	5,079,000	5,169,399
Target Corp., 4.50%, 9/15/32(1)	743,000	743,713
Target Corp., 6.50%, 10/15/37	5,245,000	5,938,924
Walmart, Inc., 5.25%, 9/1/35	775,000	811,030
		14,574,051
Containers and Packaging — 0.0%
Packaging Corp. of America, 3.00%, 12/15/29	175,000	167,035
Sonoco Products Co., 2.85%, 2/1/32(1)	494,000	440,531
		607,566
Diversified Consumer Services — 0.2%
Novant Health, Inc., 2.64%, 11/1/36	536,000	422,694
Trustees of Princeton University, 5.70%, 3/1/39	1,588,000	1,700,715
		2,123,409
5

Schedule of Investments - Avantis Core Fixed Income ETF

	Principal Amount/Shares	Value
Diversified REITs — 1.4%
Boston Properties LP, 2.75%, 10/1/26	$273,000	$268,334
Brixmor Operating Partnership LP, 5.20%, 4/1/32	2,190,000	2,239,054
ERP Operating LP, 2.50%, 2/15/30	1,083,000	1,009,453
Essex Portfolio LP, 5.375%, 4/1/35	3,470,000	3,548,845
Invitation Homes Operating Partnership LP, 2.70%, 1/15/34	680,000	570,583
Prologis LP, 2.25%, 4/15/30	2,087,000	1,920,091
Prologis LP, 4.75%, 1/15/31	2,447,000	2,498,083
Prologis LP, 1.625%, 3/15/31	980,000	853,220
Simon Property Group LP, 5.50%, 3/8/33	721,000	756,942
Simon Property Group LP, 6.25%, 1/15/34	456,000	499,234
Simon Property Group LP, 6.75%, 2/1/40	2,208,000	2,512,128
		16,675,967
Diversified Telecommunication Services — 0.6%
AT&T, Inc., 2.25%, 2/1/32	200,000	173,272
AT&T, Inc., 4.90%, 8/15/37	200,000	192,842
Deutsche Telekom International Finance BV, 8.75%, 6/15/30	732,000	865,420
Sprint Capital Corp., 8.75%, 3/15/32	616,000	747,258
Telefonica Europe BV, 8.25%, 9/15/30	384,000	444,445
Verizon Communications, Inc., 2.55%, 3/21/31	1,042,000	945,302
Verizon Communications, Inc., 2.36%, 3/15/32	128,000	111,161
Verizon Communications, Inc., 5.05%, 5/9/33	100,000	101,871
Verizon Communications, Inc., 4.50%, 8/10/33	414,000	405,140
Verizon Communications, Inc., 6.40%, 9/15/33	1,402,000	1,543,881
Verizon Communications, Inc., 4.40%, 11/1/34	1,295,000	1,237,250
		6,767,842
Electric Utilities — 4.1%
AEP Texas, Inc., 5.40%, 6/1/33	1,862,000	1,899,253
AEP Texas, Inc., 5.70%, 5/15/34	375,000	386,383
Alabama Power Co., 5.85%, 11/15/33	500,000	534,591
Alabama Power Co., 6.00%, 3/1/39	299,000	321,031
American Electric Power Co., Inc., 2.30%, 3/1/30	484,000	443,884
American Electric Power Co., Inc., 5.95%, 11/1/32	1,001,000	1,069,167
Berkshire Hathaway Energy Co., 5.95%, 5/15/37	615,000	655,156
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	2,021,000	2,290,269
Commonwealth Edison Co., 5.90%, 3/15/36	2,621,000	2,813,735
Connecticut Light & Power Co., 4.95%, 8/15/34	1,852,000	1,864,746
Constellation Energy Generation LLC, 6.125%, 1/15/34	568,000	616,565
DTE Electric Co., 3.00%, 3/1/32	328,000	302,329
DTE Electric Co., Series C, 2.625%, 3/1/31	812,000	745,450
Duke Energy Ohio, Inc., 2.125%, 6/1/30	310,000	281,767
Duke Energy Ohio, Inc., 5.25%, 4/1/33	250,000	257,747
Entergy Louisiana LLC, 5.15%, 9/15/34	292,000	295,715
Eversource Energy, 5.50%, 1/1/34	200,000	204,605
Eversource Energy, 5.95%, 7/15/34	1,312,000	1,377,194
Exelon Corp., 5.125%, 3/15/31	1,792,000	1,851,249
Exelon Corp., 4.95%, 6/15/35	1,213,000	1,183,412
Florida Power & Light Co., 2.45%, 2/3/32	400,000	356,919
Florida Power & Light Co., 5.10%, 4/1/33	1,125,000	1,154,383
Florida Power & Light Co., 5.30%, 6/15/34	1,253,000	1,296,420
Georgia Power Co., 4.70%, 5/15/32	1,391,000	1,397,605
Louisville Gas & Electric Co., 5.45%, 4/15/33	200,000	208,672
6

Schedule of Investments - Avantis Core Fixed Income ETF

	Principal Amount/Shares	Value
MidAmerican Energy Co., 6.75%, 12/30/31	$1,548,000	$1,754,042
MidAmerican Energy Co., 5.35%, 1/15/34	170,000	176,782
Nevada Power Co., Series N, 6.65%, 4/1/36	2,356,000	2,614,363
NextEra Energy Capital Holdings, Inc., 2.25%, 6/1/30	1,781,000	1,624,344
NextEra Energy Capital Holdings, Inc., 5.00%, 7/15/32	150,000	152,569
Northern States Power Co., 6.25%, 6/1/36	1,946,000	2,151,156
Ohio Power Co., 2.60%, 4/1/30	180,000	167,606
Pacific Gas & Electric Co., 5.55%, 5/15/29	992,000	1,020,428
PacifiCorp, 2.70%, 9/15/30	890,000	822,875
PacifiCorp, 7.70%, 11/15/31	684,000	797,226
PPL Electric Utilities Corp., 5.00%, 5/15/33	1,611,000	1,646,423
PPL Electric Utilities Corp., 6.25%, 5/15/39	2,809,000	3,086,168
Public Service Co. of Colorado, 5.35%, 5/15/34	880,000	895,997
Public Service Co. of Colorado, 6.25%, 9/1/37	542,000	584,872
Public Service Electric & Gas Co., 4.90%, 12/15/32	730,000	743,243
Southern Co., 5.70%, 3/15/34	1,170,000	1,225,879
Southern Co. Gas Capital Corp., 5.15%, 9/15/32	400,000	408,041
Virginia Electric & Power Co., 5.30%, 8/15/33	150,000	154,404
Virginia Electric & Power Co., 5.15%, 3/15/35	250,000	252,215
Virginia Electric & Power Co., Series B, 6.00%, 1/15/36	1,208,000	1,285,479
Wisconsin Electric Power Co., 4.60%, 10/1/34	3,420,000	3,375,927
Xcel Energy, Inc., 5.45%, 8/15/33	810,000	828,336
		49,576,622
Electrical Equipment — 0.1%
Emerson Electric Co., 5.00%, 3/15/35	1,672,000	1,703,971
Electronic Equipment, Instruments and Components — 0.0%
Keysight Technologies, Inc., 3.00%, 10/30/29	250,000	237,464
Tyco Electronics Group SA, 5.00%, 5/9/35	120,000	119,575
		357,039
Energy Equipment and Services — 0.5%
Halliburton Co., 7.45%, 9/15/39	1,426,000	1,672,241
Schlumberger Holdings Corp., 4.85%, 5/15/33(2)	420,000	419,066
Schlumberger Holdings Corp., 5.00%, 6/1/34(2)	3,779,000	3,781,988
		5,873,295
Entertainment — 0.6%
TWDC Enterprises 18 Corp., Series B, 7.00%, 3/1/32	1,873,000	2,137,139
Walt Disney Co., 6.55%, 3/15/33	1,016,000	1,152,841
Walt Disney Co., 6.40%, 12/15/35	2,386,000	2,690,945
Walt Disney Co., 6.65%, 11/15/37	1,466,000	1,682,447
		7,663,372
Financial Services — 2.0%
Apollo Global Management, Inc., 6.375%, 11/15/33	3,512,000	3,874,729
Corebridge Financial, Inc., 3.90%, 4/5/32	1,568,000	1,484,196
Corebridge Financial, Inc., 6.05%, 9/15/33	2,792,000	2,963,112
Corebridge Financial, Inc., 5.75%, 1/15/34	1,271,000	1,328,779
Equitable Holdings, Inc., 5.59%, 1/11/33	875,000	911,044
Fidelity National Information Services, Inc., 5.10%, 7/15/32	435,000	444,397
Global Payments, Inc., 2.90%, 5/15/30	555,000	512,537
Mastercard, Inc., 2.00%, 11/18/31	1,246,000	1,096,138
National Rural Utilities Cooperative Finance Corp., 8.00%, 3/1/32	830,000	985,021
National Rural Utilities Cooperative Finance Corp., 5.80%, 1/15/33(1)	3,919,000	4,177,649
PayPal Holdings, Inc., 4.40%, 6/1/32	160,000	159,105
7

Schedule of Investments - Avantis Core Fixed Income ETF

	Principal Amount/Shares	Value
Visa, Inc., 4.15%, 12/14/35	$6,254,000	$5,982,791
		23,919,498
Food Products — 1.7%
Archer-Daniels-Midland Co., 3.25%, 3/27/30	2,623,000	2,524,370
Archer-Daniels-Midland Co., 2.90%, 3/1/32	650,000	591,934
Archer-Daniels-Midland Co., 5.94%, 10/1/32	1,371,000	1,486,910
Archer-Daniels-Midland Co., 4.50%, 8/15/33	992,000	980,931
Bunge Ltd. Finance Corp., 2.75%, 5/14/31	180,000	164,536
Conagra Brands, Inc., 8.25%, 9/15/30	615,000	711,511
Conagra Brands, Inc., 5.30%, 11/1/38	3,407,000	3,218,075
General Mills, Inc., 2.25%, 10/14/31	361,000	317,562
General Mills, Inc., 4.95%, 3/29/33	100,000	100,741
Hershey Co., 4.50%, 5/4/33	1,548,000	1,546,069
Ingredion, Inc., 2.90%, 6/1/30	992,000	928,860
J.M. Smucker Co., 4.25%, 3/15/35	994,000	925,289
Kraft Heinz Foods Co., 4.25%, 3/1/31	375,000	369,630
Kraft Heinz Foods Co., 5.20%, 3/15/32	1,722,000	1,759,971
Kraft Heinz Foods Co., 6.875%, 1/26/39	680,000	740,523
Kraft Heinz Foods Co., 5.00%, 6/4/42	1,161,000	1,039,456
Mars, Inc., 5.00%, 3/1/32(2)	2,575,000	2,629,935
Mondelez International, Inc., 1.50%, 2/4/31	1,116,000	965,003
		21,001,306
Gas Utilities — 0.0%
Southern California Gas Co., 2.55%, 2/1/30	554,000	516,823
Southern California Gas Co., 5.20%, 6/1/33	100,000	102,189
		619,012
Ground Transportation — 1.7%
Burlington Northern Santa Fe LLC, 5.75%, 5/1/40	932,000	974,753
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	490,000	469,691
Canadian National Railway Co., 3.85%, 8/5/32	1,368,000	1,308,547
Canadian National Railway Co., 6.25%, 8/1/34	5,662,000	6,271,778
Canadian Pacific Railway Co., 4.80%, 3/30/30	1,622,000	1,662,023
Canadian Pacific Railway Co., 5.20%, 3/30/35	1,672,000	1,704,426
CSX Corp., 4.10%, 11/15/32	741,000	721,436
CSX Corp., 5.20%, 11/15/33	405,000	419,412
CSX Corp., 4.75%, 5/30/42	270,000	246,781
JB Hunt Transport Services, Inc., 4.90%, 3/15/30	2,183,000	2,234,937
Uber Technologies, Inc., 4.80%, 9/15/34	2,714,000	2,684,664
Union Pacific Corp., 2.80%, 2/14/32	1,085,000	984,791
Union Pacific Corp., 4.50%, 1/20/33	1,626,000	1,617,707
		21,300,946
Health Care Equipment and Supplies — 0.9%
Abbott Laboratories, 6.00%, 4/1/39	2,162,000	2,380,453
Boston Scientific Corp., 6.50%, 11/15/35	750,000	842,960
GE HealthCare Technologies, Inc., 5.86%, 3/15/30	795,000	844,537
Medtronic Global Holdings SCA, 4.50%, 3/30/33	750,000	745,414
Medtronic, Inc., 4.375%, 3/15/35	3,135,000	3,050,844
Smith & Nephew PLC, 2.03%, 10/14/30	744,000	663,878
Solventum Corp., 5.45%, 3/13/31	193,000	202,088
Zimmer Biomet Holdings, Inc., 5.50%, 2/19/35	2,585,000	2,668,712
		11,398,886
8

Schedule of Investments - Avantis Core Fixed Income ETF

	Principal Amount/Shares	Value
Health Care Providers and Services — 1.7%
Bon Secours Mercy Health, Inc., 3.46%, 6/1/30	$480,000	$465,169
Cigna Group, 5.40%, 3/15/33	400,000	414,555
Cigna Group, 5.25%, 2/15/34	400,000	408,534
Cigna Group, 4.80%, 8/15/38	2,086,000	1,959,727
CommonSpirit Health, 2.78%, 10/1/30	550,000	509,444
Elevance Health, Inc., 5.35%, 10/15/25	300,000	300,067
Elevance Health, Inc., 4.10%, 5/15/32	2,344,000	2,257,339
Elevance Health, Inc., 6.375%, 6/15/37	2,655,000	2,872,276
HCA, Inc., 4.125%, 6/15/29	1,194,000	1,182,884
HCA, Inc., 5.45%, 4/1/31	543,000	563,784
HCA, Inc., 3.625%, 3/15/32	1,768,000	1,644,792
HCA, Inc., 5.60%, 4/1/34	135,000	138,820
Humana, Inc., 4.875%, 4/1/30	992,000	1,005,351
Humana, Inc., 2.15%, 2/3/32	844,000	715,971
Humana, Inc., 5.875%, 3/1/33	652,000	681,903
Humana, Inc., 5.95%, 3/15/34	729,000	763,669
Humana, Inc., 5.55%, 5/1/35	2,919,000	2,952,670
McKesson Corp., 4.95%, 5/30/32	165,000	168,340
UnitedHealth Group, Inc., 4.95%, 1/15/32	955,000	974,844
UnitedHealth Group, Inc., 4.50%, 4/15/33	150,000	147,075
		20,127,214
Health Care REITs — 1.0%
Alexandria Real Estate Equities, Inc., 4.90%, 12/15/30	860,000	874,774
Alexandria Real Estate Equities, Inc., 3.375%, 8/15/31	1,504,000	1,409,180
Alexandria Real Estate Equities, Inc., 2.00%, 5/18/32	950,000	796,148
Alexandria Real Estate Equities, Inc., 2.95%, 3/15/34	964,000	824,738
Alexandria Real Estate Equities, Inc., 5.25%, 5/15/36	1,281,000	1,270,901
Healthpeak OP LLC, 5.25%, 12/15/32	450,000	460,667
Healthpeak OP LLC, 5.375%, 2/15/35	120,000	121,384
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	2,491,000	2,304,740
Welltower OP LLC, 4.50%, 7/1/30	3,000,000	3,029,015
Welltower OP LLC, 5.125%, 7/1/35	670,000	674,327
		11,765,874
Hotels, Restaurants and Leisure — 0.9%
Darden Restaurants, Inc., 6.30%, 10/10/33	407,000	437,266
Expedia Group, Inc., 3.25%, 2/15/30	2,031,000	1,936,564
Expedia Group, Inc., 2.95%, 3/15/31	145,000	134,179
Hyatt Hotels Corp., 5.75%, 3/30/32	1,730,000	1,793,087
Marriott International, Inc., 5.55%, 10/15/28	1,926,000	2,002,334
Marriott International, Inc., 5.10%, 4/15/32	2,683,000	2,738,746
McDonald's Corp., 4.70%, 12/9/35	1,265,000	1,246,404
McDonald's Corp., 6.30%, 3/1/38	974,000	1,069,338
		11,357,918
Household Durables — 0.5%
PulteGroup, Inc., 6.375%, 5/15/33	5,459,000	5,949,149
Household Products — 0.1%
Procter & Gamble Co., 5.55%, 3/5/37	1,707,000	1,841,589
Industrial Conglomerates — 1.2%
3M Co., 4.80%, 3/15/30	2,082,000	2,130,204
3M Co., 5.70%, 3/15/37	1,255,000	1,321,795
Eaton Corp., 4.15%, 3/15/33	2,732,000	2,669,392
9

Schedule of Investments - Avantis Core Fixed Income ETF

	Principal Amount/Shares	Value
Honeywell International, Inc., 5.00%, 2/15/33	$1,282,000	$1,308,164
Honeywell International, Inc., 4.50%, 1/15/34	101,000	99,141
Honeywell International, Inc., 5.00%, 3/1/35	1,352,000	1,361,667
Honeywell International, Inc., 5.70%, 3/15/37	4,392,000	4,627,654
Siemens Funding BV, 4.60%, 5/28/30(2)	1,000,000	1,018,030
		14,536,047
Insurance — 4.2%
Allstate Corp., 5.25%, 3/30/33	2,211,000	2,277,681
American International Group, Inc., 5.125%, 3/27/33	983,000	1,003,965
Aon Corp., 2.80%, 5/15/30	1,825,000	1,712,689
Aon Corp./Aon Global Holdings PLC, 5.35%, 2/28/33	650,000	673,988
Chubb Corp., Series 1, 6.50%, 5/15/38	1,560,000	1,762,468
Chubb INA Holdings LLC, 5.00%, 3/15/34	1,670,000	1,697,161
Cincinnati Financial Corp., 6.125%, 11/1/34	3,645,000	3,900,970
Equitable Financial Life Global Funding, 5.00%, 3/27/30(2)	5,682,000	5,832,738
Hartford Insurance Group, Inc., 2.80%, 8/19/29	655,000	621,950
Hartford Insurance Group, Inc., 6.10%, 10/1/41	2,101,000	2,192,497
Marsh & McLennan Cos., Inc., 2.25%, 11/15/30	1,418,000	1,287,096
Marsh & McLennan Cos., Inc., 4.75%, 3/15/39	3,520,000	3,353,920
Principal Financial Group, Inc., 6.05%, 10/15/36	4,677,000	5,020,707
Progressive Corp., 6.625%, 3/1/29	600,000	648,687
Progressive Corp., 3.20%, 3/26/30	736,000	709,576
Progressive Corp., 6.25%, 12/1/32	1,941,000	2,153,294
Progressive Corp., 4.95%, 6/15/33	1,744,000	1,780,902
Prudential Financial, Inc., 5.20%, 3/14/35	2,450,000	2,494,401
Prudential Financial, Inc., 6.625%, 6/21/40	3,207,000	3,616,482
Prudential Financial, Inc., Series D, 5.70%, 12/14/36	497,000	524,315
Prudential Funding Asia PLC, 3.125%, 4/14/30	1,494,000	1,428,582
RenaissanceRe Holdings Ltd., 5.75%, 6/5/33	540,000	561,543
RenaissanceRe Holdings Ltd., 5.80%, 4/1/35	1,000,000	1,038,310
Travelers Cos., Inc., 6.25%, 6/15/37	2,877,000	3,172,815
Travelers Property Casualty Corp., 6.375%, 3/15/33	935,000	1,048,472
		50,515,209
Interactive Media and Services — 0.2%
Alphabet, Inc., 4.50%, 5/15/35	170,000	168,688
Meta Platforms, Inc., 3.85%, 8/15/32	2,132,000	2,061,292
		2,229,980
IT Services — 0.9%
International Business Machines Corp., 1.95%, 5/15/30	2,225,000	2,010,366
International Business Machines Corp., 4.40%, 7/27/32(1)	1,857,000	1,846,092
International Business Machines Corp., 5.60%, 11/30/39	2,194,000	2,265,138
Leidos, Inc., 4.375%, 5/15/30	2,197,000	2,186,893
Leidos, Inc., 5.75%, 3/15/33	145,000	152,049
VeriSign, Inc., 5.25%, 6/1/32	3,037,000	3,098,570
		11,559,108
Life Sciences Tools and Services — 0.5%
Agilent Technologies, Inc., 2.75%, 9/15/29	359,000	340,180
Revvity, Inc., 3.30%, 9/15/29	1,339,000	1,279,846
Thermo Fisher Scientific, Inc., 4.98%, 8/10/30	2,565,000	2,655,410
Thermo Fisher Scientific, Inc., 4.95%, 11/21/32	522,000	536,269
Thermo Fisher Scientific, Inc., 5.09%, 8/10/33	799,000	822,409
Thermo Fisher Scientific, Inc., 5.20%, 1/31/34	207,000	213,636
		5,847,750
10

Schedule of Investments - Avantis Core Fixed Income ETF

	Principal Amount/Shares	Value
Machinery — 1.1%
Caterpillar, Inc., 5.20%, 5/27/41	$1,426,000	$1,411,473
Caterpillar, Inc., 5.20%, 5/15/35	1,829,000	1,874,992
Cummins, Inc., 4.70%, 2/15/31	2,625,000	2,668,233
Cummins, Inc., 5.15%, 2/20/34	953,000	977,509
IDEX Corp., 3.00%, 5/1/30	337,000	317,215
John Deere Capital Corp., 4.40%, 9/8/31	1,864,000	1,874,960
John Deere Capital Corp., 3.90%, 6/7/32	719,000	697,623
John Deere Capital Corp., Series 1, 5.05%, 6/12/34	288,000	294,144
John Deere Capital Corp., Series I, 5.15%, 9/8/33	1,180,000	1,224,163
Nordson Corp., 5.80%, 9/15/33	100,000	106,261
PACCAR Financial Corp., 5.00%, 3/22/34	1,633,000	1,671,354
Parker-Hannifin Corp., 4.20%, 11/21/34	698,000	671,732
		13,789,659
Media — 0.4%
Comcast Corp., 2.65%, 2/1/30	1,069,000	1,002,313
Comcast Corp., 4.25%, 10/15/30	539,000	539,921
Comcast Corp., 5.50%, 11/15/32	165,000	173,999
Comcast Corp., 7.05%, 3/15/33	280,000	320,333
Fox Corp., 5.48%, 1/25/39	1,893,000	1,871,268
Interpublic Group of Cos., Inc., 4.75%, 3/30/30	560,000	564,917
Interpublic Group of Cos., Inc., 5.375%, 6/15/33	410,000	416,530
		4,889,281
Metals and Mining — 0.9%
Barrick North America Finance LLC, 5.70%, 5/30/41	461,000	465,085
BHP Billiton Finance USA Ltd., 5.25%, 9/8/26	76,000	76,804
BHP Billiton Finance USA Ltd., 4.90%, 2/28/33	1,924,000	1,947,706
Freeport-McMoRan, Inc., 4.625%, 8/1/30	200,000	200,592
Kinross Gold Corp., 6.25%, 7/15/33	2,850,000	3,085,756
Newmont Corp., 5.875%, 4/1/35	1,623,000	1,735,390
Rio Tinto Finance USA PLC, 4.875%, 3/14/30	2,215,000	2,271,978
Steel Dynamics, Inc., 3.25%, 1/15/31	904,000	850,872
		10,634,183
Multi-Utilities — 0.8%
Consolidated Edison Co. of New York, Inc., Series 2005-A, 5.30%, 3/1/35	650,000	666,698
Consumers Energy Co., 4.625%, 5/15/33	3,287,000	3,264,705
Dominion Energy, Inc., 5.375%, 11/15/32	475,000	490,589
Dominion Energy, Inc., 5.95%, 6/15/35	1,670,000	1,759,126
NiSource, Inc., 3.60%, 5/1/30	100,000	96,959
San Diego Gas & Electric Co., 1.70%, 10/1/30	1,430,000	1,258,828
San Diego Gas & Electric Co., 5.40%, 4/15/35	1,768,000	1,813,331
Sempra, 6.00%, 10/15/39	415,000	424,756
		9,774,992
Oil, Gas and Consumable Fuels — 4.1%
Boardwalk Pipelines LP, 4.80%, 5/3/29	1,008,000	1,023,247
BP Capital Markets America, Inc., 4.87%, 11/25/29	1,897,000	1,949,985
BP Capital Markets America, Inc., 4.81%, 2/13/33	911,000	914,206
BP Capital Markets America, Inc., 4.89%, 9/11/33	1,281,000	1,288,838
BP Capital Markets America, Inc., 4.99%, 4/10/34	1,048,000	1,058,817
Canadian Natural Resources Ltd., 5.85%, 2/1/35	2,845,000	2,925,280
Cheniere Energy Partners LP, 5.95%, 6/30/33	100,000	104,748
Chevron USA, Inc., 6.00%, 3/1/41	2,761,000	2,957,688
11

Schedule of Investments - Avantis Core Fixed Income ETF

	Principal Amount/Shares	Value
ConocoPhillips, 6.50%, 2/1/39	$1,523,000	$1,701,522
ConocoPhillips Co., 6.80%, 3/15/32	225,000	251,761
ConocoPhillips Co., 6.60%, 10/1/37	992,000	1,092,322
DCP Midstream Operating LP, 8.125%, 8/16/30	2,734,000	3,139,320
Diamondback Energy, Inc., 5.40%, 4/18/34	376,000	379,953
Diamondback Energy, Inc., 5.55%, 4/1/35	1,872,000	1,893,873
Enbridge Energy Partners LP, Series B, 7.50%, 4/15/38	1,008,000	1,183,397
Enbridge, Inc., 5.70%, 3/8/33	130,000	135,666
Energy Transfer LP, 6.10%, 12/1/28	350,000	368,305
Energy Transfer LP, 5.25%, 4/15/29	185,000	190,350
Energy Transfer LP, 7.50%, 7/1/38	715,000	825,045
EQT Corp., 7.00%, 2/1/30	1,051,000	1,143,794
Equinor ASA, 1.75%, 1/22/26	746,000	738,543
Equinor ASA, 7.25%, 9/23/27	1,155,000	1,229,489
Equinor ASA, 3.125%, 4/6/30	1,349,000	1,294,025
Exxon Mobil Corp., 4.23%, 3/19/40	505,000	454,707
Hess Corp., 7.875%, 10/1/29	1,212,000	1,379,357
Hess Corp., 7.30%, 8/15/31	950,000	1,095,841
Kinder Morgan, Inc., 7.80%, 8/1/31	118,000	136,701
Kinder Morgan, Inc., 5.20%, 6/1/33	221,000	223,641
Kinder Morgan, Inc., 5.30%, 12/1/34	2,448,000	2,464,833
MPLX LP, 5.00%, 3/1/33	365,000	361,739
Phillips 66 Co., 5.30%, 6/30/33	400,000	409,196
Plains All American Pipeline LP/PAA Finance Corp., 6.65%, 1/15/37	2,128,000	2,308,126
Sabine Pass Liquefaction LLC, 5.90%, 9/15/37	1,068,000	1,125,665
Shell International Finance BV, 2.75%, 4/6/30	352,000	333,201
Shell International Finance BV, 6.375%, 12/15/38	866,000	966,042
Shell International Finance BV, 5.50%, 3/25/40	455,000	464,199
Suncor Energy, Inc., 6.85%, 6/1/39	670,000	735,121
Targa Resources Corp., 6.125%, 3/15/33	1,002,000	1,060,240
Targa Resources Corp., 6.50%, 3/30/34	450,000	486,543
TransCanada PipeLines Ltd., 6.20%, 10/15/37	715,000	754,477
TransCanada PipeLines Ltd., 7.625%, 1/15/39	1,021,000	1,200,019
Valero Energy Corp., 5.15%, 2/15/30	2,265,000	2,334,386
Valero Energy Corp., 6.625%, 6/15/37	1,043,000	1,138,353
Williams Cos., Inc., 4.00%, 9/15/25	1,883,000	1,882,662
Williams Cos., Inc., 4.90%, 3/15/29	250,000	254,788
Williams Cos., Inc., 5.65%, 3/15/33	350,000	364,505
		49,724,516
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 8.875%, 5/15/31	1,509,000	1,837,821
Passenger Airlines — 0.1%
Southwest Airlines Co., 2.625%, 2/10/30	869,000	799,627
United Airlines Pass-Through Trust, Class AA, 5.45%, 8/15/38	135,173	138,982
		938,609
Personal Care Products — 0.8%
Estee Lauder Cos., Inc., 4.65%, 5/15/33	283,000	281,294
Estee Lauder Cos., Inc., 5.00%, 2/14/34(1)	2,055,000	2,075,113
Estee Lauder Cos., Inc., 6.00%, 5/15/37	2,140,000	2,293,252
Kenvue, Inc., 4.90%, 3/22/33	605,000	614,838
Unilever Capital Corp., 5.90%, 11/15/32	2,222,000	2,420,848
Unilever Capital Corp., 5.00%, 12/8/33	1,050,000	1,087,783
12

Schedule of Investments - Avantis Core Fixed Income ETF

	Principal Amount/Shares	Value
Unilever Capital Corp., 4.625%, 8/12/34	$750,000	$750,309
		9,523,437
Pharmaceuticals — 2.6%
Astrazeneca Finance LLC, 2.25%, 5/28/31	1,011,000	914,297
Astrazeneca Finance LLC, 4.875%, 3/3/33	750,000	765,950
Astrazeneca Finance LLC, 5.00%, 2/26/34	150,000	153,295
AstraZeneca PLC, 1.375%, 8/6/30	245,000	215,061
AstraZeneca PLC, 6.45%, 9/15/37	1,006,000	1,136,582
Bristol-Myers Squibb Co., 5.75%, 2/1/31	506,000	541,452
Bristol-Myers Squibb Co., 5.10%, 2/22/31	1,800,000	1,873,259
Bristol-Myers Squibb Co., 2.95%, 3/15/32	937,000	855,183
Bristol-Myers Squibb Co., 5.90%, 11/15/33	544,000	586,189
Bristol-Myers Squibb Co., 5.20%, 2/22/34	3,369,000	3,460,199
Eli Lilly & Co., 4.70%, 2/27/33	565,000	573,002
Eli Lilly & Co., 4.70%, 2/9/34	400,000	400,931
GlaxoSmithKline Capital, Inc., 4.50%, 4/15/30	2,007,000	2,032,246
GlaxoSmithKline Capital, Inc., 5.375%, 4/15/34	983,000	1,029,684
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	3,116,000	3,470,672
Johnson & Johnson, 3.625%, 3/3/37	1,105,000	992,815
Johnson & Johnson, 5.85%, 7/15/38	3,179,000	3,483,029
Merck & Co., Inc., 4.50%, 5/17/33	405,000	405,336
Merck & Co., Inc., 6.50%, 12/1/33	1,023,000	1,157,542
Novartis Capital Corp., 4.20%, 9/18/34	800,000	775,373
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/33	175,000	175,415
Pfizer, Inc., 4.00%, 12/15/36	225,000	207,434
Pfizer, Inc., 7.20%, 3/15/39	525,000	622,737
Royalty Pharma PLC, 2.20%, 9/2/30	2,446,000	2,193,503
Royalty Pharma PLC, 2.15%, 9/2/31	265,000	230,897
Wyeth LLC, 6.50%, 2/1/34	1,078,000	1,207,724
Wyeth LLC, 5.95%, 4/1/37	1,572,000	1,677,849
		31,137,656
Professional Services — 0.6%
Automatic Data Processing, Inc., 4.45%, 9/9/34	165,000	162,242
Paychex, Inc., 5.35%, 4/15/32	2,556,000	2,645,141
Paychex, Inc., 1, 5.60%, 4/15/35	1,998,000	2,068,869
Verisk Analytics, Inc., 5.25%, 3/15/35	2,661,000	2,685,227
		7,561,479
Real Estate Management and Development — 0.1%
CBRE Services, Inc., 5.95%, 8/15/34	877,000	932,339
Residential REITs — 1.0%
AvalonBay Communities, Inc., 5.00%, 2/15/33	3,691,000	3,758,623
AvalonBay Communities, Inc., 5.35%, 6/1/34	2,722,000	2,807,913
Camden Property Trust, 2.80%, 5/15/30	1,329,000	1,247,244
UDR, Inc., 3.00%, 8/15/31	2,032,000	1,866,387
UDR, Inc., 2.10%, 8/1/32	2,001,000	1,690,547
UDR, Inc., 1.90%, 3/15/33	1,704,000	1,383,500
		12,754,214
Retail REITs — 0.4%
Kimco Realty OP LLC, 2.80%, 10/1/26	280,000	275,678
Kimco Realty OP LLC, 6.40%, 3/1/34	160,000	175,169
Realty Income Corp., 3.25%, 1/15/31	1,218,000	1,151,980
Realty Income Corp., 5.625%, 10/13/32	725,000	763,229
13

Schedule of Investments - Avantis Core Fixed Income ETF

	Principal Amount/Shares	Value
Realty Income Corp., 5.125%, 4/15/35	$2,113,000	$2,129,651
		4,495,707
Semiconductors and Semiconductor Equipment — 1.5%
Advanced Micro Devices, Inc., 3.92%, 6/1/32	550,000	534,991
Analog Devices, Inc., 5.05%, 4/1/34	715,000	735,884
Applied Materials, Inc., 5.85%, 6/15/41	2,918,000	3,054,820
Broadcom, Inc., 4.30%, 11/15/32	1,022,000	996,417
Broadcom, Inc., 2.60%, 2/15/33(2)	691,000	597,547
Broadcom, Inc., 4.93%, 5/15/37(2)	1,495,000	1,454,690
KLA Corp., 4.65%, 7/15/32	2,391,000	2,413,666
KLA Corp., 4.70%, 2/1/34	310,000	309,224
Marvell Technology, Inc., 2.95%, 4/15/31	2,158,000	1,985,344
Marvell Technology, Inc., 5.45%, 7/15/35	130,000	132,269
Micron Technology, Inc., 6.75%, 11/1/29	2,496,000	2,710,785
Micron Technology, Inc., 4.66%, 2/15/30	580,000	583,716
Micron Technology, Inc., 5.875%, 2/9/33	550,000	577,671
NXP BV/NXP Funding LLC/NXP USA, Inc., 5.00%, 1/15/33	280,000	280,439
QUALCOMM, Inc., 4.25%, 5/20/32	219,000	217,886
QUALCOMM, Inc., 4.75%, 5/20/32	185,000	188,404
QUALCOMM, Inc., 4.65%, 5/20/35	600,000	598,086
Texas Instruments, Inc., 4.90%, 3/14/33	600,000	616,937
Texas Instruments, Inc., 4.85%, 2/8/34	771,000	786,416
		18,775,192
Software — 1.1%
Atlassian Corp., 5.50%, 5/15/34	180,000	184,044
Autodesk, Inc., 2.85%, 1/15/30	2,069,000	1,953,834
Intuit, Inc., 5.20%, 9/15/33	491,000	509,401
Microsoft Corp., 3.50%, 2/12/35	1,107,000	1,040,995
Microsoft Corp., 4.20%, 11/3/35(1)	590,000	584,927
Microsoft Corp., 3.45%, 8/8/36	1,841,000	1,661,897
Microsoft Corp., 4.10%, 2/6/37	499,000	481,030
Oracle Corp., 4.65%, 5/6/30	237,000	240,487
Oracle Corp., 2.875%, 3/25/31	1,814,000	1,663,863
Oracle Corp., 3.90%, 5/15/35	1,344,000	1,212,728
Oracle Corp., 3.85%, 7/15/36	920,000	808,909
Oracle Corp., 3.80%, 11/15/37	147,000	125,483
Oracle Corp., 6.50%, 4/15/38	2,289,000	2,484,068
		12,951,666
Specialized REITs — 0.9%
American Tower Corp., 2.90%, 1/15/30	1,182,000	1,110,085
American Tower Corp., 4.90%, 3/15/30	940,000	958,557
American Tower Corp., 2.10%, 6/15/30	171,000	153,892
American Tower Corp., 5.65%, 3/15/33	160,000	167,199
American Tower Corp., 5.55%, 7/15/33	1,091,000	1,133,557
American Tower Corp., 5.35%, 3/15/35	2,603,000	2,671,791
Crown Castle, Inc., 5.60%, 6/1/29	700,000	727,672
Crown Castle, Inc., 3.10%, 11/15/29	345,000	327,453
Crown Castle, Inc., 2.10%, 4/1/31	1,906,000	1,663,617
Crown Castle, Inc., 5.10%, 5/1/33	258,000	258,835
Public Storage Operating Co., 2.30%, 5/1/31	185,000	166,223
Public Storage Operating Co., 2.25%, 11/9/31	249,000	220,613
VICI Properties LP, 5.625%, 4/1/35	1,189,000	1,203,209
14

Schedule of Investments - Avantis Core Fixed Income ETF

	Principal Amount/Shares	Value
Weyerhaeuser Co., 4.00%, 11/15/29	$200,000	$197,797
		10,960,500
Specialty Retail — 1.0%
AutoZone, Inc., 4.75%, 2/1/33	435,000	432,797
AutoZone, Inc., 5.20%, 8/1/33	1,822,000	1,859,774
Home Depot, Inc., 4.85%, 6/25/31	800,000	826,376
Home Depot, Inc., 4.95%, 6/25/34	2,325,000	2,365,987
Home Depot, Inc., 5.875%, 12/16/36	2,807,000	3,034,615
Home Depot, Inc., 5.95%, 4/1/41	1,432,000	1,514,958
Lowe's Cos., Inc., 3.75%, 4/1/32	120,000	114,010
Lowe's Cos., Inc., 5.50%, 10/15/35	1,740,000	1,799,993
		11,948,510
Technology Hardware, Storage and Peripherals — 0.9%
Apple, Inc., 4.50%, 2/23/36	565,000	567,435
Dell International LLC/EMC Corp., 6.20%, 7/15/30	100,000	107,555
Dell International LLC/EMC Corp., 5.75%, 2/1/33	1,989,000	2,099,683
Dell, Inc., 6.50%, 4/15/38	1,411,000	1,503,437
Hewlett Packard Enterprise Co., 6.20%, 10/15/35	2,010,000	2,155,601
Hewlett Packard Enterprise Co., 4.85%, 10/15/31	285,000	287,547
HP, Inc., 2.65%, 6/17/31	145,000	130,331
HP, Inc., 4.20%, 4/15/32	486,000	468,797
HP, Inc., 5.50%, 1/15/33	822,000	844,694
NetApp, Inc., 5.50%, 3/17/32	2,575,000	2,667,373
		10,832,453
Transportation Infrastructure — 0.0%
Federal Express Corp. Pass-Through Trusts, Series 2020-1, Class AA, 1.875%, 8/20/35	740,696	648,329
Water Utilities — 0.3%
American Water Capital Corp., 2.30%, 6/1/31	1,460,000	1,303,381
American Water Capital Corp., 5.25%, 3/1/35	1,970,000	2,005,354
		3,308,735
Wireless Telecommunication Services — 0.8%
Rogers Communications, Inc., 5.30%, 2/15/34	800,000	805,988
T-Mobile USA, Inc., 2.55%, 2/15/31	1,226,000	1,110,706
T-Mobile USA, Inc., 2.25%, 11/15/31	1,204,000	1,053,961
T-Mobile USA, Inc., 5.125%, 5/15/32	1,730,000	1,773,126
Vodafone Group PLC, 6.25%, 11/30/32	550,000	596,071
Vodafone Group PLC, 6.15%, 2/27/37	2,635,000	2,839,877
Vodafone Group PLC, 5.00%, 5/30/38	1,075,000	1,048,670
		9,228,399
TOTAL CORPORATE BONDS (Cost $750,721,015)		757,153,047
U.S. TREASURY SECURITIES — 24.0%
U.S. Treasury Bonds, 1.125%, 8/15/40	6,484,700	3,993,917
U.S. Treasury Bonds, 1.375%, 11/15/40	9,330,000	5,948,786
U.S. Treasury Bonds, 1.875%, 2/15/41	5,974,000	4,107,825
U.S. Treasury Bonds, 2.25%, 5/15/41	5,940,000	4,306,500
U.S. Treasury Bonds, 2.00%, 11/15/41	11,685,000	8,015,636
U.S. Treasury Bonds, 2.75%, 8/15/42	11,200,000	8,512,000
U.S. Treasury Bonds, 3.125%, 2/15/43	8,490,000	6,773,760
U.S. Treasury Bonds, 2.875%, 5/15/43	6,840,000	5,233,134
U.S. Treasury Bonds, 3.625%, 2/15/44	6,938,000	5,887,001
U.S. Treasury Notes, 3.50%, 9/15/25	15,280,000	15,276,198
15

Schedule of Investments - Avantis Core Fixed Income ETF

	Principal Amount/Shares	Value
U.S. Treasury Notes, 0.25%, 9/30/25	$11,763,400	$11,726,914
U.S. Treasury Notes, 5.00%, 9/30/25	10,520,000	10,524,368
U.S. Treasury Notes, 0.25%, 10/31/25	15,750,000	15,648,802
U.S. Treasury Notes, 2.25%, 11/15/25	14,340,000	14,282,461
U.S. Treasury Notes, 0.375%, 11/30/25	14,990,000	14,852,179
U.S. Treasury Notes, 0.375%, 12/31/25	9,500,000	9,385,160
U.S. Treasury Notes, 0.375%, 1/31/26	7,590,000	7,474,888
U.S. Treasury Notes, 4.25%, 1/31/26	7,250,000	7,253,680
U.S. Treasury Notes, 3.875%, 5/31/27	9,900,000	9,934,031
U.S. Treasury Notes, 3.875%, 7/15/28	14,440,000	14,553,377
U.S. Treasury Notes, 1.25%, 9/30/28	5,000,000	4,661,523
U.S. Treasury Notes, 1.375%, 12/31/28	15,590,000	14,515,143
U.S. Treasury Notes, 4.50%, 5/31/29	11,060,000	11,396,336
U.S. Treasury Notes, 1.50%, 2/15/30	10,210,000	9,316,426
U.S. Treasury Notes, 0.625%, 5/15/30	9,810,000	8,527,036
U.S. Treasury Notes, 4.125%, 8/31/30(3)	9,050,000	9,221,102
U.S. Treasury Notes, 3.75%, 12/31/30	10,550,000	10,555,563
U.S. Treasury Notes, 4.25%, 2/28/31	10,235,000	10,483,878
U.S. Treasury Notes, 2.75%, 8/15/32	11,750,000	10,911,206
U.S. Treasury Notes, 3.50%, 2/15/33	3,000,000	2,908,242
U.S. Treasury Notes, 4.625%, 2/15/35	2,950,000	3,051,406
U.S. Treasury Notes, 4.25%, 5/15/35	8,594,400	8,623,272
U.S. Treasury Notes, 4.25%, 8/15/35	3,500,000	3,507,383
TOTAL U.S. TREASURY SECURITIES (Cost $291,896,227)		291,369,133
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 18.9%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 18.9%
GNMA, 3.50%, TBA(4)	10,000,000	9,066,454
GNMA, 3.50%, TBA(4)	5,000,000	4,540,259
GNMA, 3.50%, TBA(4)	4,000,000	3,641,426
GNMA, 4.50%, TBA(4)	5,000,000	4,813,324
GNMA, 5.00%, TBA(4)	15,000,000	14,838,256
GNMA, 5.00%, TBA(4)	6,000,000	5,940,928
GNMA, 5.50%, TBA(4)	12,000,000	12,091,836
GNMA, 5.50%, TBA(4)	12,000,000	12,078,242
GNMA, 5.50%, TBA(4)	6,000,000	6,033,730
GNMA, 6.00%, TBA(4)	15,500,000	15,812,168
GNMA, 6.00%, TBA(4)	13,500,000	13,758,177
UMBS, 2.00%, TBA(4)	4,000,000	3,671,285
UMBS, 2.00%, TBA	3,000,000	2,754,167
UMBS, 3.50%, TBA(4)	8,000,000	7,228,135
UMBS, 3.50%, TBA	5,000,000	4,841,901
UMBS, 3.50%, TBA(4)	4,000,000	3,612,661
UMBS, 4.00%, TBA(4)	20,000,000	18,657,069
UMBS, 4.00%, TBA(4)	10,000,000	9,332,831
UMBS, 4.00%, TBA(4)	5,000,000	4,663,291
UMBS, 4.00%, TBA	3,500,000	3,436,836
UMBS, 4.00%, TBA	3,500,000	3,434,922
UMBS, 4.50%, TBA(4)	20,000,000	19,220,088
UMBS, 4.50%, TBA(4)	10,000,000	9,619,419
UMBS, 4.50%, TBA(4)	5,000,000	4,990,240
UMBS, 4.50%, TBA	3,000,000	2,992,035
16

Schedule of Investments - Avantis Core Fixed Income ETF

	Principal Amount/Shares	Value
UMBS, 5.00%, TBA(4)	$14,500,000	$14,289,786
UMBS, 5.00%, TBA(4)	10,000,000	9,863,619
UMBS, 5.50%, TBA	4,000,000	4,023,144
UMBS, 5.50%, TBA	1,000,000	1,004,848
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $228,485,234)		230,251,077
U.S. GOVERNMENT AGENCY SECURITIES — 1.9%
Federal Farm Credit Banks Funding Corp., 5.00%, 9/15/25	1,500,000	1,500,363
FHLB, 4.00%, 10/9/26	450,000	450,857
FHLB, 4.625%, 11/17/26	950,000	959,442
FHLB, 1.25%, 12/21/26	1,250,000	1,210,215
FHLB, 3.25%, 6/9/28	500,000	495,737
FHLB, 3.25%, 11/16/28	820,000	812,617
FHLMC, 0.375%, 9/23/25	2,492,000	2,486,319
FHLMC, 0.65%, 10/27/25	690,000	686,209
FHLMC, 4.50%, 7/9/27	1,500,000	1,500,381
FHLMC, 6.75%, 9/15/29	260,000	290,697
FHLMC, 6.75%, 3/15/31	1,241,000	1,423,170
FHLMC, 6.25%, 7/15/32	949,000	1,081,121
FNMA, 0.50%, 11/7/25	1,350,000	1,340,942
FNMA, 2.125%, 4/24/26	957,000	945,756
FNMA, 1.875%, 9/24/26	500,000	489,534
FNMA, 6.25%, 5/15/29	485,000	528,439
FNMA, 7.25%, 5/15/30	610,000	703,610
FNMA, 6.625%, 11/15/30	597,000	677,424
FNMA, 5.625%, 7/15/37	1,349,000	1,480,730
Tennessee Valley Authority, 3.875%, 3/15/28	850,000	854,941
Tennessee Valley Authority, 7.125%, 5/1/30	1,092,000	1,246,672
Tennessee Valley Authority, 1.50%, 9/15/31	500,000	432,592
Tennessee Valley Authority, 4.875%, 5/15/35	1,000,000	1,025,358
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $22,469,289)		22,623,126
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%
Canada — 0.2%
Export Development Canada, 3.875%, 2/14/28	1,000,000	1,006,004
Export Development Canada, 4.125%, 2/13/29	665,000	675,575
		1,681,579
Sweden — 0.0%
Svensk Exportkredit AB, 2.25%, 3/22/27	450,000	439,537
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $2,103,016)		2,121,116
SHORT-TERM INVESTMENTS — 10.7%
Money Market Funds — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class(5)	4,614,410	4,614,410
State Street Navigator Securities Lending Government Money Market Portfolio(6)	4,529,693	4,529,693
		9,144,103
Treasury Bills(7) — 9.9%
U.S. Treasury Bills, 4.39%, 9/2/25	$10,000,000	10,000,000
U.S. Treasury Bills, 4.38%, 9/9/25	10,000,000	9,991,746
U.S. Treasury Bills, 4.36%, 9/11/25	10,000,000	9,989,417
U.S. Treasury Bills, 4.38%, 9/16/25	25,000,000	24,958,578
U.S. Treasury Bills, 4.40%, 9/18/25	18,500,000	18,465,055
U.S. Treasury Bills, 4.37%, 9/23/25	15,000,000	14,962,848
17

Schedule of Investments - Avantis Core Fixed Income ETF

	Principal Amount/Shares	Value
U.S. Treasury Bills, 4.37%, 9/25/25	$20,000,000	$19,945,934
U.S. Treasury Bills, 4.34%, 9/30/25	1,000,000	996,702
U.S. Treasury Bills, 4.36%, 10/2/25	11,000,000	10,961,384
		120,271,664
TOTAL SHORT-TERM INVESTMENTS (Cost $129,400,651)		129,415,767
TOTAL INVESTMENT SECURITIES — 118.0% (Cost $1,425,075,432)		1,432,933,266
OTHER ASSETS AND LIABILITIES — (18.0)%		(218,415,644)
TOTAL NET ASSETS — 100.0%		$1,214,517,622

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	30	December 2025	$3,427,500	$11,109
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 44	Sell	1.00%	6/20/30	$24,000,000	$417,605	$149,311	$566,916
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	–	Credit Derivatives Indexes
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	–	Uniform Mortgage-Backed Securities
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $4,402,184. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $15,733,994, which represented 1.3% of total net assets.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $879,316.
(4)Collateral has been received at the custodian bank for collateral requirements on forward commitments. At the period end, the aggregate value of securities received was $1,418,040.
(5)Includes securities purchased with cash collateral received at the custodian bank for collateral requirements on forward commitments. At the period end, the aggregate value of cash deposits received was $71,765.
18

Schedule of Investments - Avantis Core Fixed Income ETF
(6)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $4,529,693.
(7)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$757,153,047	—
U.S. Treasury Securities	—	291,369,133	—
U.S. Government Agency Mortgage-Backed Securities	—	230,251,077	—
U.S. Government Agency Securities	—	22,623,126	—
Sovereign Governments and Agencies	—	2,121,116	—
Short-Term Investments	$9,144,103	120,271,664	—
	$9,144,103	$1,423,789,163	—
Other Financial Instruments
Futures Contracts	$11,109	—	—
Swap Agreements	—	$566,916	—
	$11,109	$566,916	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

	Type of Risk Exposure
	Credit Risk	Interest Rate Risk	Total
Liability Derivatives:
Payable for variation margin on futures contracts*	—	$16,875	$16,875
Payable for variation margin on swap agreements*	$9,117	—	9,117
			$25,992
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended August 31, 2025.

	Type of Risk Exposure
	Credit Risk	Interest Rate Risk	Total
Net realized gain (loss) on:
Futures contract transactions	—	$(168,962)	$(168,962)
Swap agreement transactions	$155,482	—	155,482
			$(13,480)
Change in net unrealized appreciation (depreciation) on:
Futures contracts	—	$110,831	$110,831
Swap agreements	$84,485	—	84,485
			$195,316

See Notes to Financial Statements.
19

Schedule of Investments - Avantis Core Municipal Fixed Income ETF
AUGUST 31, 2025

	Principal Amount/Shares	Value
MUNICIPAL SECURITIES — 98.5%
Alabama — 1.1%
Alabama Public School & College Authority Rev., 5.00%, 11/1/37	$200,000	$211,529
Alabama Public School & College Authority Rev., 4.00%, 11/1/38	150,000	145,388
Alabama Public School & College Authority Rev., 5.00%, 11/1/39	250,000	260,664
Alabama Public School & College Authority Rev., 4.00%, 11/1/40	700,000	659,715
Water Works Board of the City of Birmingham Rev., 4.00%, 1/1/41	300,000	282,108
		1,559,404
Arizona — 0.3%
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/31	60,000	63,200
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/35	70,000	72,635
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/38	40,000	40,551
Salt River Project Agricultural Improvement & Power District Rev., 4.00%, 1/1/39	200,000	198,478
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/39	65,000	66,466
		441,330
California — 9.2%
California Educational Facilities Authority Rev., (Chapman University), 4.00%, 4/1/47 (GA: Brandman University)	445,000	393,847
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/42	500,000	500,205
California Infrastructure & Economic Development Bank Rev., (University of California), 5.00%, 5/15/42	160,000	162,860
California State Public Works Board Rev., (State of California), 5.00%, 5/1/28	170,000	170,312
California State University Rev., 5.00%, 11/1/36	200,000	202,130
Coast Community College District GO, Capital Appreciation, 0.00%, 8/1/27 (AG)(1)	50,000	47,845
Eastern Municipal Water District Financing Authority Rev., (Eastern Municipal Water District), 4.00%, 7/1/38	60,000	60,104
Fresno Unified School District GO, 4.00%, 8/1/41	300,000	277,472
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., 5.00%, 7/1/38	105,000	107,319
Los Angeles County Public Works Financing Authority Rev., (County of Los Angeles CA), 4.00%, 12/1/40	210,000	196,319
Los Angeles County Sanitation Districts Financing Authority Rev., (Los Angeles County Sanitation District No. 20), 4.00%, 10/1/42	300,000	273,783
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	200,000	208,825
Los Angeles Department of Airports Rev., 4.00%, 5/15/40	75,000	73,216
Los Angeles Department of Airports Rev., 5.00%, 5/15/40	65,000	67,441
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), 5.00%, 7/1/28	275,000	293,210
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), 5.00%, 7/1/31	170,000	189,293
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/31	205,000	228,266
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/32	650,000	725,429
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/40	215,000	214,577
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/46	385,000	385,763
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/31	150,000	167,194
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/32	185,000	206,710
Los Angeles Department of Water & Power System Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/40	75,000	76,320
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/40	125,000	129,912
Los Angeles Unified School District GO, 3.00%, 7/1/35	45,000	42,162
Los Angeles Unified School District GO, 4.00%, 7/1/40	70,000	68,325
Los Angeles Unified School District GO, 3.00%, 7/1/45	150,000	111,698
Municipal Improvement Corp. of Los Angeles Rev., (City of Los Angeles CA), 5.00%, 11/1/31	180,000	184,599
Municipal Improvement Corp. of Los Angeles Rev., (City of Los Angeles CA), 4.00%, 11/1/33	225,000	225,229
20

Schedule of Investments - Avantis Core Municipal Fixed Income ETF

	Principal Amount/Shares	Value
Municipal Improvement Corp. of Los Angeles Rev., (City of Los Angeles CA), 4.00%, 11/1/35	$100,000	$99,352
Riverside County Transportation Commission Rev., 4.00%, 6/1/40	150,000	140,611
Riverside Unified School District GO, 4.00%, 8/1/42	675,000	626,588
Sacramento Municipal Utility District Rev., 5.00%, 8/15/39	50,000	52,499
San Francisco Bay Area Rapid Transit District GO, 4.00%, 8/1/34	125,000	125,037
San Francisco Bay Area Rapid Transit District GO, 4.00%, 8/1/42	250,000	231,406
Silicon Valley Clean Water Rev., 0.50%, 3/1/26	1,000,000	989,386
State of California GO, 5.00%, 4/1/26	120,000	121,989
State of California GO, 5.00%, 4/1/27	265,000	277,132
State of California GO, 5.00%, 8/1/27	200,000	200,318
State of California GO, 5.00%, 9/1/28	400,000	400,748
State of California GO, 5.00%, 8/1/29	110,000	112,671
State of California GO, 3.00%, 9/1/29	260,000	260,043
State of California GO, 5.00%, 4/1/31	90,000	101,970
State of California GO, 5.00%, 9/1/31	50,000	51,204
State of California GO, 4.00%, 9/1/32	110,000	110,851
State of California GO, 3.50%, 8/1/33	285,000	284,999
State of California GO, 4.00%, 9/1/33	60,000	60,360
State of California GO, 4.00%, 9/1/33	300,000	301,798
State of California GO, 4.00%, 9/1/33	455,000	457,727
State of California GO, 5.00%, 8/1/34	435,000	435,558
State of California GO, 4.00%, 10/1/34	40,000	41,321
State of California GO, 3.00%, 10/1/35	300,000	283,030
State of California GO, 4.00%, 10/1/35	200,000	206,816
State of California GO, 4.00%, 3/1/36	140,000	142,840
State of California GO, 4.00%, 10/1/36	50,000	50,607
State of California GO, 4.00%, 8/1/37	100,000	99,920
State of California GO, 4.00%, 10/1/39	200,000	197,765
Sweetwater Union High School District GO, 4.00%, 8/1/42	505,000	470,112
University of California Rev., 5.00%, 5/15/36	65,000	66,736
University of California Rev., 4.00%, 5/15/40	310,000	302,959
Vernon Electric System Rev., 5.00%, 4/1/28	275,000	290,038
		13,584,756
Colorado — 1.2%
Colorado Springs Utilities System Rev., 5.00%, 11/15/25	100,000	100,525
E-470 Public Highway Authority Rev., Capital Appreciation, 0.00%, 9/1/30 (NPFG)(1)	80,000	69,448
State of Colorado COP, 5.00%, 12/15/32	50,000	54,696
State of Colorado COP, 4.00%, 12/15/35	50,000	50,385
State of Colorado COP, 4.00%, 12/15/37	40,000	39,454
State of Colorado COP, 4.00%, 12/15/40	1,500,000	1,405,366
University of Colorado Rev., 4.00%, 6/1/43	80,000	73,291
		1,793,165
Connecticut — 2.3%
Connecticut State Health & Educational Facilities Authority Rev., (Quinnipiac University), 4.125%, 7/1/41	275,000	256,883
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/42	400,000	401,535
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 4.00%, 7/1/45	350,000	298,168
State of Connecticut GO, 5.00%, 10/15/34	50,000	50,931
State of Connecticut GO, 4.00%, 1/15/37	75,000	75,590
State of Connecticut GO, 4.00%, 1/15/38	170,000	170,305
State of Connecticut GO, 4.00%, 4/15/38	225,000	222,095
State of Connecticut, Special Tax Rev., 5.00%, 9/1/28	55,000	56,417
State of Connecticut, Special Tax Rev., 5.00%, 5/1/32	90,000	100,182
21

Schedule of Investments - Avantis Core Municipal Fixed Income ETF

	Principal Amount/Shares	Value
State of Connecticut, Special Tax Rev., 5.00%, 10/1/33	$60,000	$63,275
State of Connecticut, Special Tax Rev., 4.00%, 5/1/36	665,000	669,840
State of Connecticut, Special Tax Rev., 5.00%, 5/1/37	75,000	79,066
State of Connecticut, Special Tax Rev., 4.00%, 11/1/39	70,000	68,762
State of Connecticut, Special Tax Rev., 3.125%, 5/1/40	75,000	62,355
State of Connecticut, Special Tax Rev., 4.00%, 5/1/40	500,000	486,031
State of Connecticut, Special Tax Rev., 5.00%, 5/1/41	210,000	218,098
University of Connecticut Rev., 4.00%, 4/15/38	95,000	94,978
		3,374,511
District of Columbia — 3.2%
District of Columbia GO, 5.00%, 6/1/35	265,000	271,579
District of Columbia GO, 5.00%, 6/1/36	100,000	102,134
District of Columbia GO, 4.00%, 6/1/37	100,000	98,485
District of Columbia GO, 5.00%, 6/1/37	100,000	101,862
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/34	450,000	461,117
District of Columbia Rev., (Income Tax), 4.00%, 3/1/37	360,000	360,696
District of Columbia Rev., (Income Tax), 5.00%, 3/1/38	100,000	104,394
District of Columbia Rev., (Income Tax), 4.00%, 3/1/40	1,315,000	1,236,866
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/1/36	200,000	204,429
Washington Metropolitan Area Transit Authority Rev., 3.00%, 7/15/36	125,000	111,463
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/37	85,000	89,498
Washington Metropolitan Area Transit Authority Rev., 4.00%, 7/15/38	480,000	479,202
Washington Metropolitan Area Transit Authority Rev., 4.00%, 7/15/39	165,000	161,687
Washington Metropolitan Area Transit Authority Rev., 4.00%, 7/15/40	390,000	374,655
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/1/42	585,000	589,865
		4,747,932
Florida — 7.2%
Broward County Airport System Rev., 4.00%, 10/1/42	700,000	642,882
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/42	480,000	455,372
Cape Coral Water & Sewer Rev., 5.00%, 10/1/39	105,000	106,742
Central Florida Expressway Authority Rev., 4.00%, 7/1/31	100,000	100,668
Central Florida Expressway Authority Rev., 3.25%, 7/1/36	60,000	55,559
Central Florida Expressway Authority Rev., 4.00%, 7/1/37	150,000	149,955
Central Florida Expressway Authority Rev., 4.00%, 7/1/38	65,000	63,797
Central Florida Expressway Authority Rev., 4.00%, 7/1/39	250,000	238,002
Central Florida Expressway Authority Rev., 4.00%, 7/1/41	135,000	126,629
Florida Municipal Power Agency Rev., (Florida Municipal Power Agency All-Requirements Power Supply Project), 5.00%, 10/1/28	160,000	164,274
Fort Lauderdale Water & Sewer Rev., 4.00%, 9/1/43	275,000	255,324
Gainesville Utilities System Rev., 5.00%, 10/1/37	55,000	56,397
Hillsborough County School Board COP, 5.00%, 7/1/26	105,000	105,172
JEA Water & Sewer System Rev., 4.00%, 10/1/39	300,000	296,388
Miami Beach Rev., 5.00%, 9/1/40	2,820,000	2,822,901
Miami-Dade County GO, 5.00%, 7/1/38	100,000	100,861
Miami-Dade County GO, 4.00%, 7/1/42	500,000	464,904
Miami-Dade County Aviation Rev., 5.00%, 10/1/28	135,000	138,404
Miami-Dade County Educational Facilities Authority Rev., (University of Miami), 4.00%, 4/1/45	485,000	431,046
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/39	250,000	250,039
Miami-Dade County Transit System Rev., 4.00%, 7/1/38	295,000	282,402
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/35	920,000	921,666
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/36	500,000	495,732
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/38	140,000	137,652
22

Schedule of Investments - Avantis Core Municipal Fixed Income ETF

	Principal Amount/Shares	Value
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/46	$650,000	$570,615
Orange County Convention Center/Orlando Rev., 4.00%, 10/1/34	115,000	115,092
Orange County Convention Center/Orlando Rev., 4.00%, 10/1/36	50,000	49,749
Orange County Convention Center/Orlando Rev., 4.00%, 10/1/36	150,000	149,248
Port State Lucie Utility System Rev., 4.00%, 9/1/36	130,000	130,158
School Board of Miami-Dade County COP, 5.00%, 2/1/27	80,000	80,740
School Board of Miami-Dade County COP, 5.00%, 2/1/29	60,000	60,557
Tampa-Hillsborough County Expressway Authority Rev., 4.00%, 7/1/42	650,000	595,694
		10,614,621
Georgia — 2.3%
Atlanta Water & Wastewater Rev., 5.00%, 11/1/40	1,150,000	1,149,981
DeKalb County Water & Sewerage Rev., 5.25%, 10/1/32 (AG)	75,000	76,508
Fulton County Water & Sewerage Rev., 3.00%, 1/1/40	150,000	123,267
Gwinnett County School District GO, 4.00%, 2/1/37	200,000	202,277
Metropolitan Atlanta Rapid Transit Authority Rev., 3.25%, 7/1/37	45,000	41,869
Metropolitan Atlanta Rapid Transit Authority Rev., 3.25%, 7/1/39	260,000	230,859
Private Colleges & Universities Authority Rev., (Emory University), 5.00%, 9/1/33	120,000	135,462
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 9/1/38	250,000	247,540
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 10/1/38	110,000	108,811
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 9/1/39	50,000	49,181
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 9/1/41	235,000	222,500
State of Georgia GO, 4.00%, 7/1/36	855,000	859,994
		3,448,249
Hawaii — 0.3%
City & County Honolulu Wastewater System Rev., 3.00%, 7/1/41	90,000	72,343
City & County Honolulu Wastewater System Rev., 4.00%, 7/1/42	160,000	149,801
State of Hawaii GO, 5.00%, 10/1/30	60,000	62,955
State of Hawaii GO, 5.00%, 1/1/36	35,000	36,169
State of Hawaii GO, 5.00%, 1/1/38	75,000	76,834
State of Hawaii Airports System Rev., 5.00%, 7/1/33	35,000	37,962
		436,064
Idaho — 0.1%
Idaho Housing & Finance Association Rev., 4.00%, 7/15/38	160,000	155,517
Idaho Housing & Finance Association Rev., 4.00%, 7/15/39	25,000	23,726
		179,243
Illinois — 6.4%
Chicago O'Hare International Airport Rev., 5.00%, 1/1/35	90,000	91,560
Chicago O'Hare International Airport Rev., 5.00%, 1/1/36	115,000	115,384
Chicago O'Hare International Airport Rev., 4.00%, 1/1/37	100,000	98,803
Chicago O'Hare International Airport Rev., 5.00%, 1/1/37	160,000	162,101
Chicago O'Hare International Airport Rev., 5.00%, 1/1/41	300,000	300,102
City of Chicago GO, 5.00%, 1/1/33	375,000	391,029
Cook County GO, 5.00%, 11/15/25	55,000	55,273
Cook County Sales Tax Rev., 4.00%, 11/15/39	1,000,000	934,598
Cook County Sales Tax Rev., 4.00%, 11/15/40	865,000	797,791
Cook County Sales Tax Rev., 4.00%, 11/15/41	100,000	90,827
Illinois Finance Authority Rev., (DePaul University), 4.00%, 10/1/40	135,000	127,457
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 4.00%, 7/1/37	225,000	223,223
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 4.00%, 7/1/38	90,000	87,622
Illinois Municipal Electric Agency Rev., 5.00%, 2/1/26	150,000	150,070
Illinois Municipal Electric Agency Rev., 5.00%, 2/1/27	250,000	250,117
Illinois Municipal Electric Agency Rev., 5.00%, 2/1/29	140,000	140,066
23

Schedule of Investments - Avantis Core Municipal Fixed Income ETF

	Principal Amount/Shares	Value
Illinois Municipal Electric Agency Rev., 4.00%, 2/1/33	$510,000	$510,141
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/38	655,000	655,026
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/40	135,000	135,082
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/41	75,000	75,166
Illinois State Toll Highway Authority Rev., 4.00%, 1/1/42	135,000	125,863
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/43	190,000	193,184
Illinois State Toll Highway Authority Rev., 4.00%, 1/1/46	845,000	741,633
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/46	575,000	577,998
Metropolitan Pier & Exposition Authority Rev., (State of Illinois McCormick Place Expansion Project Fund), 4.00%, 12/15/42	570,000	508,169
Metropolitan Pier & Exposition Authority Rev., (State of Illinois McCormick Place Expansion Project Fund), 4.00%, 12/15/47	255,000	213,166
Metropolitan Water Reclamation District of Greater Chicago GO, 5.00%, 12/1/25	205,000	206,254
Northern Illinois Municipal Power Agency Rev., 4.00%, 12/1/41	100,000	90,879
Sales Tax Securitization Corp. Rev., 5.00%, 1/1/27	55,000	56,551
Sales Tax Securitization Corp. Rev., 5.00%, 1/1/35	215,000	240,297
Sales Tax Securitization Corp. Rev., 5.00%, 1/1/37 (BAM)	150,000	156,006
Sales Tax Securitization Corp. Rev., 4.00%, 1/1/40 (BAM)	355,000	331,363
Sales Tax Securitization Corp. Rev., 5.00%, 1/1/43	220,000	220,533
State of Illinois GO, 5.00%, 12/1/25	115,000	115,663
State of Illinois GO, 5.00%, 3/1/27	100,000	103,469
State of Illinois GO, 5.00%, 10/1/31	100,000	108,946
		9,381,412
Indiana — 0.4%
Indiana Finance Authority Rev., (CWA Authority, Inc.), 4.00%, 10/1/36	390,000	394,056
Indiana Municipal Power Agency Rev., 5.00%, 1/1/33	50,000	50,747
Indiana Municipal Power Agency Rev., 4.00%, 1/1/42	200,000	185,827
		630,630
Kansas — 0.9%
State of Kansas Department of Transportation Rev., 5.00%, 9/1/33	1,300,000	1,300,000
Louisiana — 0.7%
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Louisiana Insurance Guaranty Association), 5.00%, 8/15/28	560,000	584,124
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Louisiana Insurance Guaranty Association), 5.00%, 8/15/29	115,000	119,706
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Louisiana Insurance Guaranty Association), 5.00%, 8/15/30	120,000	124,554
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Louisiana Insurance Guaranty Association), 5.00%, 8/15/31	145,000	149,926
State of Louisiana GO, 5.00%, 8/1/27	75,000	76,747
		1,055,057
Maryland — 0.7%
State of Maryland GO, 5.00%, 3/15/27	305,000	317,532
State of Maryland Department of Transportation Rev., 2.125%, 10/1/31	70,000	64,795
State of Maryland Department of Transportation Rev., 4.00%, 10/1/32	690,000	700,490
		1,082,817
Massachusetts — 2.9%
Massachusetts GO, 5.00%, 2/1/35	50,000	51,134
Massachusetts GO, 3.00%, 7/1/35	100,000	95,062
Massachusetts GO, 5.00%, 9/1/37	50,000	51,842
Massachusetts GO, 4.00%, 12/1/39	50,000	48,185
Massachusetts GO, 4.00%, 11/1/40	275,000	262,079
Massachusetts GO, 5.00%, 11/1/41	55,000	55,780
Massachusetts GO, 4.00%, 4/1/42	645,000	599,019
24

Schedule of Investments - Avantis Core Municipal Fixed Income ETF

	Principal Amount/Shares	Value
Massachusetts GO, 5.00%, 11/1/45	$75,000	$76,190
Massachusetts GO, 5.00%, 1/1/49	445,000	452,857
Massachusetts GO, 5.00%, 11/1/50	75,000	75,561
Massachusetts Bay Transportation Authority Rev., Capital Appreciation, 0.00%, 7/1/31(1)	500,000	413,100
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/47	225,000	210,477
Massachusetts Development Finance Agency Rev., (Northeastern University), 5.00%, 10/1/41	135,000	140,244
Massachusetts Development Finance Agency Rev., (President and Fellows of Harvard College), 5.00%, 2/15/33	500,000	572,306
Massachusetts Development Finance Agency Rev., (Suffolk University), 4.00%, 7/1/39	105,000	93,960
Massachusetts School Building Authority Rev., 5.00%, 8/15/37	60,000	60,001
Massachusetts Water Resources Authority Rev., 4.00%, 8/1/40	1,000,000	955,688
		4,213,485
Michigan — 4.2%
Michigan Finance Authority Rev., (Detroit Public Lighting Authority Utility Users Tax), 5.00%, 7/1/39	165,000	165,465
Michigan State Building Authority Rev., (State of Michigan), 5.00%, 4/15/30	30,000	30,090
Michigan State Building Authority Rev., (State of Michigan), 5.00%, 4/15/32	450,000	451,353
Michigan State University Rev., 4.00%, 2/15/44	1,280,000	1,158,832
State of Michigan Trunk Line Rev., 4.00%, 11/15/36	910,000	910,225
State of Michigan Trunk Line Rev., 4.00%, 11/15/37	75,000	74,726
State of Michigan Trunk Line Rev., 4.00%, 11/15/39	500,000	480,996
State of Michigan Trunk Line Rev., 4.00%, 11/15/40	100,000	95,494
State of Michigan Trunk Line Rev., 4.00%, 11/15/41	945,000	882,865
State of Michigan Trunk Line Rev., 4.00%, 11/15/46	475,000	421,133
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/40	200,000	200,000
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/46	525,000	527,315
Wayne State University Rev., 4.00%, 11/15/48	900,000	775,257
		6,173,751
Minnesota — 0.2%
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/31	100,000	102,915
State of Minnesota GO, 4.00%, 9/1/39	15,000	14,817
State of Minnesota Rev., 5.00%, 3/1/29	215,000	233,477
		351,209
Mississippi — 0.9%
State of Mississippi GO, 5.00%, 10/1/29	1,180,000	1,242,008
Nebraska — 0.7%
Omaha Public Power District Rev., 4.00%, 2/1/42	295,000	274,057
Omaha Public Power District Rev., 4.00%, 2/1/49	900,000	779,036
		1,053,093
Nevada — 0.8%
Clark County GO, 5.00%, 6/1/43	180,000	182,317
Clark County Passenger Facility Charge Rev., 5.00%, 7/1/33	55,000	58,542
Clark County School District GO, 5.00%, 6/15/27	265,000	266,877
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax), 5.00%, 7/1/43	500,000	500,590
State of Nevada Highway Improvement Rev., 5.00%, 12/1/27	50,000	50,795
State of Nevada Highway Improvement Rev., 5.00%, 12/1/31	105,000	108,839
		1,167,960
New Jersey — 3.2%
Hudson County Improvement Authority Rev., (County of Hudson NJ), 4.00%, 10/1/46	100,000	91,160
Hudson County Improvement Authority Rev., (County of Hudson NJ), 4.00%, 10/1/51	150,000	131,411
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 5.00%, 11/1/26	50,000	51,429
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.25%, 6/15/26	95,000	95,050
25

Schedule of Investments - Avantis Core Municipal Fixed Income ETF

	Principal Amount/Shares	Value
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.375%, 6/15/27	$25,000	$25,015
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 6/15/42	645,000	648,213
New Jersey Economic Development Authority Rev., (State of New Jersey), 4.00%, 6/15/46	950,000	815,679
New Jersey Educational Facilities Authority Rev., (State of New Jersey), 5.00%, 9/1/36	55,000	55,578
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	680,000	690,531
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 12/15/27	35,000	36,978
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 4.25%, 6/15/40	850,000	809,652
New Jersey Turnpike Authority Rev., 5.00%, 1/1/27	470,000	485,813
New Jersey Turnpike Authority Rev., 4.00%, 1/1/35	95,000	95,571
New Jersey Turnpike Authority Rev., 4.00%, 1/1/43	200,000	182,903
South Jersey Transportation Authority Rev., 4.625%, 11/1/47	250,000	233,633
State of New Jersey GO, 4.00%, 6/1/30	100,000	106,539
State of New Jersey GO, 3.00%, 6/1/32	110,000	109,007
		4,664,162
New Mexico — 0.0%
State of New Mexico Severance Tax Permanent Fund Rev., 5.00%, 7/1/31	45,000	50,466
New York — 19.2%
Dutchess County Local Development Corp. Rev., (Vassar College), 5.00%, 7/1/42	20,000	20,048
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 5.00%, 9/15/25, Prerefunded at 100% of Par(2)	65,000	65,063
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 5.00%, 3/15/31	50,000	50,613
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 4.00%, 3/15/34	150,000	152,124
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 5.00%, 3/15/36	50,000	51,732
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 4.00%, 3/15/37	65,000	64,981
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 4.00%, 3/15/37	85,000	84,389
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 5.00%, 3/15/38	200,000	209,008
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 5.00%, 3/15/39	60,000	61,212
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 4.00%, 3/15/41	100,000	93,185
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 5.00%, 3/15/41	400,000	408,414
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 4.00%, 3/15/47	170,000	147,088
Empire State Development Corp. Rev., (State of New York Sales Tax), 5.00%, 3/15/36	140,000	150,076
Empire State Development Corp. Rev., (State of New York Sales Tax), 5.00%, 3/15/38	140,000	145,363
Empire State Development Corp. Rev., (State of New York Sales Tax), 4.00%, 3/15/39	1,390,000	1,339,434
Empire State Development Corp. Rev., (State of New York Sales Tax), 5.00%, 3/15/39	70,000	72,313
Empire State Development Corp. Rev., (State of New York Sales Tax), 5.00%, 3/15/41	110,000	112,383
Empire State Development Corp. Rev., (State of New York Sales Tax), 4.00%, 3/15/43	75,000	67,901
Empire State Development Corp. Rev., (State of New York Sales Tax), 4.00%, 3/15/43	900,000	810,139
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/35	100,000	102,363
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/37	160,000	163,045
Hudson Yards Infrastructure Corp. Rev., 4.00%, 2/15/44	610,000	539,181
Long Island Power Authority Rev., 5.00%, 9/1/33	55,000	58,011
Long Island Power Authority Rev., 5.00%, 9/1/38	100,000	103,002
Long Island Power Authority Rev., 5.00%, 9/1/41	165,000	166,117
Long Island Power Authority Rev., 5.00%, 9/1/42	195,000	196,878
Metropolitan Transportation Authority Rev., 5.00%, 11/15/25	110,000	110,486
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	200,000	208,810
Metropolitan Transportation Authority Rev., 5.00%, 11/15/35	365,000	370,364
Metropolitan Transportation Authority Rev., 4.00%, 11/15/41 (AG)	220,000	199,953
Metropolitan Transportation Authority Rev., 5.00%, 11/15/41	100,000	100,243
Metropolitan Transportation Authority Rev., 4.00%, 11/15/42	100,000	87,998
Metropolitan Transportation Authority Dedicated Tax Fund Rev., 5.00%, 11/15/47	600,000	601,220
26

Schedule of Investments - Avantis Core Municipal Fixed Income ETF

	Principal Amount/Shares	Value
Metropolitan Transportation Authority Dedicated Tax Fund Rev., (Metropolitan Transportation Authority Dedicated Tax Fund), 5.00%, 11/15/35	$510,000	$521,118
Metropolitan Transportation Authority Dedicated Tax Fund Rev., (Metropolitan Transportation Authority Dedicated Tax Fund), 5.00%, 11/15/42	810,000	815,590
Metropolitan Transportation Authority Dedicated Tax Fund Rev., Capital Appreciation, 0.00%, 11/15/30(1)	145,000	123,819
New York City GO, 5.25%, 10/1/30	50,000	52,680
New York City GO, 5.00%, 8/1/32	1,630,000	1,825,343
New York City GO, 5.00%, 8/1/33	230,000	259,055
New York City GO, 4.00%, 8/1/35	250,000	248,780
New York City GO, 5.00%, 8/1/37	105,000	106,128
New York City GO, 4.00%, 8/1/39	360,000	339,155
New York City GO, 4.00%, 8/1/40	650,000	609,005
New York City GO, 4.00%, 8/1/41	400,000	368,943
New York City GO, 5.00%, 12/1/41	80,000	80,673
New York City GO, 5.00%, 9/1/42	185,000	189,942
New York City GO, 4.00%, 3/1/44	465,000	414,357
New York City Industrial Development Agency Rev., (Yankee Stadium LLC), 4.00%, 3/1/45 (AG)	100,000	89,518
New York City Transitional Finance Authority Building Aid Rev., (State of New York), 4.00%, 7/15/36 (ST AID WITHHLDG)	330,000	329,912
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/36	155,000	153,202
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/37	130,000	126,929
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/38	615,000	586,197
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 8/1/41	75,000	69,270
New York Convention Center Development Corp. Rev., (New York City Hotel Unit Fee), 5.00%, 11/15/40	75,000	75,042
New York State Dormitory Authority Rev., (Fordham University), 5.00%, 7/1/41	1,285,000	1,290,321
New York State Dormitory Authority Rev., (Icahn School of Medicine at Mount Sinai), 5.00%, 7/1/40	115,000	114,991
New York State Dormitory Authority Rev., (New School), 4.00%, 7/1/43	425,000	368,487
New York State Dormitory Authority Rev., (New School), 4.00%, 7/1/47	1,075,000	882,693
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/36	50,000	50,054
New York State Dormitory Authority Rev., (New York University), 5.00%, 7/1/36	100,000	101,419
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/40	285,000	280,497
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/41	1,420,000	1,313,971
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/43	400,000	358,608
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/45	500,000	443,131
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 3/15/30	500,000	534,610
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 3/15/32	40,000	42,407
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 3/15/32	100,000	106,404
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 2/15/37	75,000	74,376
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/37	145,000	143,766
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 2/15/38	65,000	63,917
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 2/15/39	200,000	194,757
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/39	145,000	140,768
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 2/15/40	560,000	569,546
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/40	100,000	94,438
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 2/15/41	125,000	127,664
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 3.00%, 3/15/41	530,000	426,020
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 2/15/42	100,000	100,543
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 3/15/42	550,000	570,493
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/43	160,000	144,232
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/43	250,000	225,362
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/44	200,000	178,424
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 2/15/47	225,000	195,713
New York State Dormitory Authority Rev., (State of New York Sales Tax), 5.00%, 3/15/33	60,000	61,277
27

Schedule of Investments - Avantis Core Municipal Fixed Income ETF

	Principal Amount/Shares	Value
New York State Dormitory Authority Rev., (State of New York Sales Tax), 5.00%, 3/15/34	$165,000	$165,228
New York State Dormitory Authority Rev., (State of New York Sales Tax), 5.00%, 3/15/36	50,000	51,878
New York State Dormitory Authority Rev., (State of New York Sales Tax), 5.00%, 3/15/40	105,000	107,645
New York State Dormitory Authority Rev., (State of New York Sales Tax), 4.00%, 3/15/43	235,000	212,968
New York State Dormitory Authority Rev., (Trustees of Columbia University in the City of New York), 5.00%, 10/1/38	70,000	71,820
New York State Thruway Authority Rev., 4.00%, 1/1/38	100,000	97,678
New York State Thruway Authority Rev., 4.00%, 1/1/39	100,000	96,320
New York State Thruway Authority Rev., 4.00%, 1/1/40	35,000	32,949
New York State Thruway Authority Rev., 4.00%, 1/1/42	700,000	639,265
New York State Thruway Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/37	100,000	98,697
New York State Thruway Authority Rev., (State of New York Personal Income Tax), 5.00%, 3/15/40	120,000	125,784
New York State Thruway Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/44	225,000	202,812
Port Authority of New York & New Jersey Rev., 5.00%, 7/15/34	425,000	446,396
Port Authority of New York & New Jersey Rev., 5.00%, 10/15/35	70,000	70,115
Port Authority of New York & New Jersey Rev., 4.00%, 7/15/37	100,000	100,296
Port Authority of New York & New Jersey Rev., 4.00%, 7/15/41	1,000,000	945,121
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/27	60,000	62,584
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/30	150,000	155,870
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/33	105,000	108,308
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/34	95,000	97,788
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/37	200,000	204,575
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/38	50,000	51,008
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/41	100,000	100,467
Triborough Bridge & Tunnel Authority Rev., 3.00%, 11/15/47	100,000	71,563
Triborough Bridge & Tunnel Authority Rev., (Metropolitan Transportation Authority Payroll Mobility Tax), 4.00%, 11/15/31	125,000	133,915
Triborough Bridge & Tunnel Authority Rev., Capital Appreciation, 0.00%, 11/15/32(1)	85,000	66,930
Utility Debt Securitization Authority Rev., 5.00%, 12/15/32	85,000	85,499
Utility Debt Securitization Authority Rev., 5.00%, 12/15/36	50,000	50,207
		28,350,370
North Carolina — 0.3%
North Carolina Municipal Power Agency No. 1 Rev., 5.00%, 1/1/31	50,000	50,354
North Carolina Turnpike Authority Rev., Capital Appreciation, 0.00%, 1/1/41(1)	500,000	236,134
State of North Carolina Rev., 5.00%, 3/1/33	115,000	122,703
		409,191
Ohio — 2.1%
American Municipal Power, Inc. Rev., (American Municipal Power AMP Fremont Energy Center), 4.00%, 2/15/36	175,000	175,454
American Municipal Power, Inc. Rev., (American Municipal Power AMP Fremont Energy Center), 4.00%, 2/15/37	435,000	430,804
American Municipal Power, Inc. Rev., (American Municipal Power AMP Fremont Energy Center), 4.00%, 2/15/38	50,000	48,577
American Municipal Power, Inc. Rev., (American Municipal Power Prairie State Energy Campus), 5.00%, 2/15/33	90,000	97,147
American Municipal Power, Inc. Rev., (American Municipal Power Prairie State Energy Campus), 5.00%, 2/15/35	100,000	106,288
American Municipal Power, Inc. Rev., (American Municipal Power Prairie State Energy Campus), 4.00%, 2/15/36	325,000	325,674
Cincinnati City School District GO, 5.25%, 12/1/30 (NPFG)	30,000	33,881
Franklin Sales Tax Rev., 5.00%, 6/1/43	100,000	100,901
Hamilton County Sales Tax Rev., 4.00%, 12/1/31	200,000	202,202
Hamilton County Sales Tax Rev., 4.00%, 12/1/32	505,000	509,619
Ohio State University Rev., 4.00%, 12/1/43	700,000	641,884
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/36	75,000	78,974
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/39	100,000	104,031
Rickenbacker Port Authority Rev., 5.375%, 1/1/32	40,000	44,154
State of Ohio GO, 5.00%, 5/1/26	150,000	152,691
		3,052,281
28

Schedule of Investments - Avantis Core Municipal Fixed Income ETF

	Principal Amount/Shares	Value
Oklahoma — 0.3%
Cleveland County Educational Facilities Authority Rev., (Cleveland County Independent School District No. 2 Moore), 4.00%, 6/1/31	$80,000	$83,007
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/37	375,000	378,091
		461,098
Oregon — 0.1%
Deschutes Public Library District GO, 3.00%, 12/1/41	100,000	79,869
Pennsylvania — 5.0%
Commonwealth Financing Authority Rev., (Commonwealth of Pennsylvania), 5.00%, 6/1/35	210,000	210,187
Delaware River Port Authority Rev., 5.00%, 1/1/40	715,000	734,428
Delaware Valley Regional Finance Authority Rev., 5.75%, 7/1/32	275,000	318,602
Northampton County General Purpose Authority Rev., (Lafayette College), 5.00%, 11/1/34	265,000	273,664
Pennsylvania COP, 5.00%, 7/1/43	100,000	100,807
Pennsylvania COP, 4.00%, 7/1/46	850,000	749,095
Pennsylvania GO, 4.00%, 9/15/32	330,000	332,421
Pennsylvania GO, 4.00%, 5/1/33	220,000	227,004
Pennsylvania GO, 4.00%, 3/15/34	50,000	50,018
Pennsylvania GO, 3.00%, 9/15/36	80,000	70,292
Pennsylvania Higher Educational Facilities Authority Rev., (Trustees of the University of Pennsylvania), 4.00%, 8/15/41	1,000,000	944,983
Pennsylvania Higher Educational Facilities Authority Rev., (Trustees of the University of Pennsylvania), 4.00%, 2/15/43	210,000	191,310
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/40	1,675,000	1,685,160
Philadelphia Authority for Industrial Development Rev., (St. Joseph's University), 4.00%, 11/1/45	795,000	645,783
Philadelphia Gas Works Co. Rev., 5.00%, 8/1/50 (AG)	100,000	100,077
Philadelphia Water & Wastewater Rev., 5.00%, 10/1/42	690,000	693,087
		7,326,918
Rhode Island — 0.8%
Rhode Island Health & Educational Building Corp. Rev., (Brown University), 4.00%, 9/1/37	1,000,000	992,420
Rhode Island Health & Educational Building Corp. Rev., (University of Rhode Island), 4.00%, 9/15/47	215,000	182,928
		1,175,348
South Carolina — 0.7%
South Carolina Public Service Authority Rev., 5.00%, 12/1/30	120,000	121,669
South Carolina Public Service Authority Rev., 5.00%, 12/1/34	445,000	449,210
South Carolina Public Service Authority Rev., 5.00%, 12/1/37	100,000	100,828
South Carolina Public Service Authority Rev., 3.00%, 12/1/41	50,000	37,046
South Carolina Public Service Authority Rev., 4.00%, 12/1/42	60,000	53,953
South Carolina Public Service Authority Rev., 5.00%, 12/1/46	235,000	234,807
		997,513
Texas — 15.0%
Austin Community College District GO, 4.00%, 8/1/45	425,000	372,708
Bexar County GO, 4.00%, 6/15/41	75,000	71,871
Bexar County GO, 5.00%, 6/15/42	400,000	403,134
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/38	445,000	461,761
Central Texas Turnpike System Rev., 5.00%, 8/15/32	150,000	168,510
Central Texas Turnpike System Rev., 5.00%, 8/15/39	90,000	93,229
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/47 (PSF-GTD)	850,000	739,907
Dallas Area Rapid Transit Rev., 5.00%, 12/1/33	240,000	257,289
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/33	50,000	54,310
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/33	65,000	70,603
Dallas Fort Worth International Airport Rev., 4.00%, 11/1/41	330,000	314,318
Dallas Fort Worth International Airport Rev., 4.00%, 11/1/45	535,000	482,669
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/27	80,000	80,150
29

Schedule of Investments - Avantis Core Municipal Fixed Income ETF

	Principal Amount/Shares	Value
Dallas Waterworks & Sewer System Rev., 4.00%, 10/1/41	$100,000	$93,349
El Paso GO, 4.00%, 8/15/26, Prerefunded at 100% of Par(2)	10,000	10,144
El Paso GO, 4.00%, 8/15/41	40,000	36,361
El Paso GO, 4.00%, 8/15/42	590,000	530,389
El Paso GO, 4.00%, 8/15/47	675,000	586,661
El Paso GO, 4.00%, 8/15/47	735,000	639,816
Grand Parkway Transportation Corp. Rev., 4.00%, 10/1/45	1,730,000	1,509,410
Harris Toll Road Rev., 4.00%, 8/15/48	410,000	356,049
Hidalgo County GO, 4.00%, 8/15/43	500,000	461,581
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/44	1,000,000	991,837
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/30	65,000	65,520
North Texas Tollway Authority Rev., (North Texas Tollway System), 4.00%, 1/1/37	50,000	50,210
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/43	400,000	402,684
North Texas Tollway Authority Rev., (North Texas Tollway System), 4.00%, 1/1/44	500,000	449,160
North Texas Tollway Authority Rev., (North Texas Tollway System), Capital Appreciation, 0.00%, 1/1/30 (AG)(1)	100,000	87,766
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/29	130,000	132,952
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/30	230,000	234,898
San Antonio Electric & Gas Systems Rev., 4.00%, 2/1/34	1,050,000	1,054,312
San Antonio Public Facilities Corp. Rev., (City of San Antonio TX), 4.00%, 9/15/42	3,845,000	3,399,700
San Jacinto Community College District GO, 4.00%, 2/15/41	2,850,000	2,633,068
State of Texas GO, 5.00%, 10/1/30	55,000	57,649
State of Texas GO, 5.00%, 10/1/33	100,000	103,828
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 5.00%, 10/15/29	45,000	45,117
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.00%, 10/15/34	105,000	105,044
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.00%, 10/15/34	540,000	543,929
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.00%, 10/15/35	125,000	125,636
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.00%, 4/15/38	220,000	214,544
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.00%, 10/15/38	400,000	397,496
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 5.00%, 10/15/38	285,000	293,738
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.00%, 10/15/40	500,000	476,142
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 5.00%, 10/15/40	75,000	75,087
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.00%, 10/15/41	650,000	601,266
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.75%, 10/15/43	500,000	506,770
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.00%, 10/15/45	450,000	399,302
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.125%, 10/15/47	900,000	819,400
		22,061,274
Utah — 0.1%
Salt Lake City Airport Rev., 5.00%, 7/1/42	150,000	150,432
Utah Transit Authority Rev., 5.25%, 6/15/32 (AG)	40,000	44,602
		195,034
Vermont — 0.5%
University of Vermont & State Agricultural College Rev., 4.00%, 10/1/40	825,000	783,607
Virginia — 1.1%
Virginia College Building Authority Rev., (Commonwealth of Virginia), 5.00%, 2/1/30	75,000	79,231
Virginia College Building Authority Rev., (Commonwealth of Virginia), 5.00%, 2/1/31	70,000	72,173
Virginia College Building Authority Rev., (Commonwealth of Virginia), 3.00%, 2/1/35	80,000	74,243
Virginia Commonwealth Transportation Board Rev., (Commonwealth of Virginia), 5.00%, 5/15/33	50,000	52,087
Virginia Public Building Authority Rev., (Commonwealth of Virginia), 5.00%, 8/1/27	110,000	115,624
Virginia Resources Authority Rev., 4.00%, 11/1/41	150,000	146,604
Virginia Small Business Financing Authority Rev., (Hampton University), 4.00%, 10/1/38	1,160,000	1,089,394
		1,629,356
30

Schedule of Investments - Avantis Core Municipal Fixed Income ETF

	Principal Amount/Shares	Value
Washington — 3.8%
Central Puget Sound Regional Transit Authority Rev., (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Tax), 5.00%, 11/1/36	$50,000	$54,157
Central Puget Sound Regional Transit Authority Rev., (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Tax), 4.00%, 11/1/40	150,000	146,956
Central Puget Sound Regional Transit Authority Rev., (Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes), 5.00%, 11/1/25, Prerefunded at 100% of Par(2)	50,000	50,220
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/32	510,000	577,905
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/38	125,000	129,283
Energy Northwest Rev., (Bonneville Power Administration), 4.00%, 7/1/42	1,105,000	1,040,530
King County Sewer Rev., 4.00%, 7/1/31	125,000	126,092
Seattle Municipal Light & Power Rev., 4.00%, 7/1/41	640,000	607,037
Seattle Municipal Light & Power Rev., 4.00%, 7/1/43	1,000,000	914,747
State of Washington GO, 5.00%, 8/1/27	135,000	141,954
State of Washington GO, 5.00%, 8/1/28	50,000	51,200
State of Washington GO, 5.00%, 7/1/29	250,000	252,132
State of Washington GO, 5.00%, 8/1/32	255,000	265,314
State of Washington GO, 5.00%, 8/1/36	55,000	55,739
State of Washington GO, 5.00%, 2/1/40	40,000	41,395
State of Washington GO, 5.00%, 2/1/40	100,000	101,170
State of Washington GO, 5.00%, 8/1/40	265,000	273,257
University of Washington Rev., 4.00%, 12/1/41	875,000	792,713
		5,621,801
West Virginia — 0.2%
State of West Virginia GO, 5.00%, 12/1/41	70,000	71,296
State of West Virginia GO, 4.00%, 12/1/42	210,000	191,648
		262,944
Wisconsin — 0.1%
Wisconsin Health & Educational Facilities Authority Rev., (Medical College of Wisconsin, Inc.), 5.00%, 12/1/41	135,000	135,831
TOTAL MUNICIPAL SECURITIES (Cost $150,976,339)		145,087,760
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
BlackRock Liquidity Funds MuniCash (Cost $358,364)	358,329	358,365
TOTAL INVESTMENT SECURITIES — 98.7% (Cost $151,334,703)		145,446,125
OTHER ASSETS AND LIABILITIES — 1.3%		1,883,951
TOTAL NET ASSETS — 100.0%		$147,330,076

NOTES TO SCHEDULE OF INVESTMENTS
AG	–	Assured Guaranty, Inc.
BAM	–	Build America Mutual Assurance Corp.
COP	–	Certificates of Participation
GA	–	Guaranty Agreement
GO	–	General Obligation
NPFG	–	National Public Finance Guarantee Corp.
PSF-GTD	–	Permanent School Fund
ST AID WITHHLDG	–	State Aid Withholding
(1)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(2)Escrowed to maturity in U.S. government securities or state and local government securities.

31

Schedule of Investments - Avantis Core Municipal Fixed Income ETF

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$145,087,760	—
Short-Term Investments	$358,365	—	—
	$358,365	$145,087,760	—

See Notes to Financial Statements.
32

Schedule of Investments - Avantis Credit ETF
AUGUST 31, 2025

		Principal Amount/Shares	Value
CORPORATE BONDS — 94.9%
Aerospace and Defense — 1.7%
Airbus SE, 1.375%, 5/13/31	EUR	100,000	$108,347
General Electric Co., 6.75%, 3/15/32		$100,000	113,225
			221,572
Automobiles — 3.3%
American Honda Finance Corp., 4.80%, 3/5/30		100,000	102,097
BMW U.S. Capital LLC, 3.375%, 2/2/34	EUR	90,000	103,418
Mercedes-Benz International Finance BV, 3.25%, 11/15/30	EUR	100,000	118,370
Toyota Motor Credit Corp., 5.10%, 3/21/31		$100,000	103,733
			427,618
Banks — 12.1%
Bank of Montreal, 2.65%, 3/8/27		150,000	147,131
Bank of Montreal, 4.42%, 7/17/29	CAD	100,000	75,282
BNP Paribas SA, 1.25%, 7/13/31	GBP	100,000	108,908
BPCE SA, 4.375%, 7/13/28	EUR	100,000	122,260
Canadian Imperial Bank of Commerce, 3.45%, 4/7/27		$150,000	148,778
Credit Agricole SA, VRN, 3.125%, 1/26/29	EUR	100,000	117,853
HSBC Holdings PLC, VRN, 3.02%, 6/15/27	EUR	100,000	117,564
ING Bank NV, 4.125%, 10/2/26	EUR	100,000	119,475
Lloyds Banking Group PLC, VRN, 3.875%, 5/14/32	EUR	100,000	119,990
Royal Bank of Canada, 5.15%, 2/1/34		$100,000	103,394
Sumitomo Mitsui Financial Group, Inc., 3.45%, 1/11/27		150,000	148,788
Toronto-Dominion Bank, 5.30%, 1/30/32		100,000	104,039
UniCredit SpA, 4.00%, 3/5/34	EUR	100,000	120,263
			1,553,725
Beverages — 0.8%
Coca-Cola Co., 3.45%, 3/25/30		$110,000	107,240
Biotechnology — 2.4%
AbbVie, Inc., 4.95%, 3/15/31		200,000	206,692
Amgen, Inc., 5.25%, 3/2/33		100,000	102,692
			309,384
Broadline Retail — 0.8%
eBay, Inc., 1.40%, 5/10/26		100,000	98,071
Capital Markets — 6.2%
Charles Schwab Corp., 3.30%, 4/1/27		150,000	148,415
Goldman Sachs Group, Inc., VRN, 3.50%, 1/23/33	EUR	90,000	106,200
Intercontinental Exchange, Inc., 3.625%, 9/1/28		$150,000	148,104
Jefferies Financial Group, Inc., 6.20%, 4/14/34		125,000	131,951
LPL Holdings, Inc., 5.75%, 6/15/35		50,000	50,799
Morgan Stanley, VRN, 0.50%, 2/7/31	EUR	100,000	104,669
Nasdaq, Inc., 5.55%, 2/15/34		$100,000	104,328
			794,466
Chemicals — 1.9%
BASF SE, 3.125%, 6/29/28	EUR	200,000	238,813
Commercial Services and Supplies — 0.7%
Waste Management, Inc., 1.15%, 3/15/28		$100,000	93,415
Communications Equipment — 1.6%
Cisco Systems, Inc., 5.05%, 2/26/34		200,000	205,655
Construction and Engineering — 1.7%
Bouygues SA, 1.125%, 7/24/28	EUR	100,000	112,906
33

Schedule of Investments - Avantis Credit ETF

		Principal Amount/Shares	Value
Vinci SA, 1.75%, 9/26/30	EUR	100,000	$110,589
			223,495
Consumer Finance — 1.1%
Andrew W Mellon Foundation, 0.95%, 8/1/27		$150,000	141,945
Consumer Staples Distribution & Retail — 0.8%
Tesco Corporate Treasury Services PLC, 0.375%, 7/27/29	EUR	100,000	106,607
Diversified REITs — 4.4%
Boston Properties LP, 4.50%, 12/1/28		$100,000	100,115
Mid-America Apartments LP, 1.10%, 9/15/26		110,000	106,653
Prologis LP, 5.00%, 3/15/34		100,000	101,079
Simon Property Group LP, 4.75%, 9/26/34		110,000	108,191
Ventas Realty LP, 4.00%, 3/1/28		150,000	149,334
			565,372
Diversified Telecommunication Services — 2.3%
AT&T, Inc., 2.60%, 12/17/29	EUR	100,000	115,732
Bell Telephone Co. of Canada or Bell Canada, 4.55%, 2/9/30	CAD	140,000	105,209
British Telecommunications PLC, 5.75%, 12/7/28	GBP	50,000	70,283
			291,224
Electric Utilities — 1.7%
Enel Finance International NV, 3.875%, 3/9/29	EUR	100,000	121,616
Southern Co., 3.70%, 4/30/30		$100,000	97,648
			219,264
Electrical Equipment — 0.7%
Emerson Electric Co., 1.80%, 10/15/27		100,000	95,828
Financial Services — 2.8%
Berkshire Hathaway, Inc., 1.125%, 3/16/27	EUR	100,000	114,967
Global Payments, Inc., 2.90%, 5/15/30		$135,000	124,671
Nykredit Realkredit AS, 4.00%, 7/17/28	EUR	100,000	121,323
			360,961
Food Products — 3.2%
Conagra Brands, Inc., 5.30%, 10/1/26		$100,000	100,963
Hershey Co., 4.95%, 2/24/32		100,000	102,913
Kraft Heinz Foods Co., 3.75%, 4/1/30		110,000	106,766
Mars, Inc., 4.55%, 4/20/28(1)		100,000	101,360
			412,002
Health Care Equipment and Supplies — 1.9%
Becton Dickinson Euro Finance SARL, 3.55%, 9/13/29	EUR	100,000	120,063
Medtronic Global Holdings SCA, 3.00%, 10/15/28	EUR	100,000	118,411
			238,474
Health Care Providers and Services — 4.2%
Elevance Health, Inc., 4.75%, 2/15/30		$100,000	101,662
HCA, Inc., 5.25%, 6/15/26		100,000	100,183
Humana, Inc., 5.375%, 4/15/31		125,000	129,061
UnitedHealth Group, Inc., 4.90%, 4/15/31		100,000	102,320
Universal Health Services, Inc., 4.625%, 10/15/29		100,000	99,854
			533,080
Health Care REITs — 0.6%
Alexandria Real Estate Equities, Inc., 4.75%, 4/15/35		75,000	72,450
Household Durables — 0.8%
Lennar Corp., 5.25%, 6/1/26		100,000	100,129
Industrial Conglomerates — 1.9%
Siemens Financieringsmaatschappij NV, 3.00%, 11/22/28	EUR	200,000	238,365
34

Schedule of Investments - Avantis Credit ETF

		Principal Amount/Shares	Value
Insurance — 4.7%
Athene Global Funding, 5.58%, 1/9/29(1)		$100,000	$103,535
Chubb INA Holdings LLC, 4.65%, 8/15/29		200,000	204,052
Fairfax Financial Holdings Ltd., 3.95%, 3/3/31	CAD	150,000	109,596
MetLife, Inc., 5.70%, 6/15/35		$55,000	58,312
Prudential Financial, Inc., 5.20%, 3/14/35		125,000	127,265
			602,760
Machinery — 1.2%
Caterpillar Financial Services Corp., 4.40%, 10/15/27		50,000	50,520
Caterpillar Financial Services Corp., 4.70%, 11/15/29		100,000	102,491
			153,011
Metals and Mining — 0.8%
Freeport-McMoRan, Inc., 4.625%, 8/1/30		100,000	100,296
Multi-Utilities — 0.9%
Engie SA, 1.375%, 2/28/29	EUR	100,000	112,223
Oil, Gas and Consumable Fuels — 8.2%
BP Capital Markets America, Inc., 4.70%, 4/10/29		$100,000	101,901
Chevron USA, Inc., 4.69%, 4/15/30		100,000	102,252
ConocoPhillips Co., 5.00%, 1/15/35		100,000	100,041
Enbridge, Inc., 5.30%, 4/5/29		100,000	103,265
Energy Transfer LP, 5.25%, 4/15/29		100,000	102,892
Exxon Mobil Corp., 2.61%, 10/15/30		150,000	139,969
Inter Pipeline Ltd./AB, 5.76%, 2/17/28	CAD	130,000	99,253
Kinder Morgan, Inc., 5.40%, 2/1/34		$100,000	101,874
TotalEnergies Capital International SA, 0.75%, 7/12/28	EUR	100,000	111,754
Williams Cos., Inc., 2.60%, 3/15/31		$100,000	90,526
			1,053,727
Personal Care Products — 0.8%
Unilever Finance Netherlands BV, 1.625%, 2/12/33	EUR	100,000	105,919
Pharmaceuticals — 5.1%
AstraZeneca PLC, 3.75%, 3/3/32	EUR	100,000	121,714
Bayer AG, 4.625%, 5/26/33	EUR	75,000	93,162
GlaxoSmithKline Capital, Inc., 3.875%, 5/15/28		$200,000	199,957
Novo Nordisk Finance Netherlands BV, 3.375%, 5/21/34	EUR	200,000	234,551
			649,384
Semiconductors and Semiconductor Equipment — 0.9%
Infineon Technologies AG, 1.625%, 6/24/29	EUR	100,000	112,507
Software — 1.2%
Microsoft Corp., 3.30%, 2/6/27		$150,000	148,960
Specialized REITs — 3.3%
American Tower Corp., 3.80%, 8/15/29		100,000	98,031
Equinix, Inc., 3.20%, 11/18/29		110,000	105,137
VICI Properties LP, 5.125%, 5/15/32		100,000	100,391
Weyerhaeuser Co., 7.375%, 3/15/32		100,000	114,146
			417,705
Specialty Retail — 1.8%
AutoZone, Inc., 4.00%, 4/15/30		125,000	123,389
Richemont International Holding SA, 1.50%, 3/26/30	EUR	100,000	110,695
			234,084
Technology Hardware, Storage and Peripherals — 2.1%
Apple, Inc., 3.35%, 2/9/27		$50,000	49,669
Dell International LLC/EMC Corp., 6.02%, 6/15/26		100,000	100,892
35

Schedule of Investments - Avantis Credit ETF

		Principal Amount/Shares	Value
Hewlett Packard Enterprise Co., 4.55%, 10/15/29		$125,000	$125,792
			276,353
Textiles, Apparel and Luxury Goods — 1.7%
LVMH Moet Hennessy Louis Vuitton SE, 3.50%, 9/7/33	EUR	100,000	118,868
NIKE, Inc., 2.85%, 3/27/30		$110,000	104,467
			223,335
Trading Companies and Distributors — 0.8%
Air Lease Corp., 5.40%, 6/1/28 (Acquired 4/28/25, Cost $97,966)(2)	CAD	130,000	98,922
Water Utilities — 1.0%
American Water Capital Corp., 4.45%, 6/1/32		$125,000	124,411
Wireless Telecommunication Services — 0.8%
Vodafone Group PLC, 1.625%, 11/24/30	EUR	100,000	109,265
TOTAL CORPORATE BONDS (Cost $11,959,596)			12,172,017
SHORT-TERM INVESTMENTS — 4.4%
Money Market Funds — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class		62,604	62,604
Treasury Bills(3) — 3.9%
U.S. Treasury Bills, 4.38%, 9/4/25(4)		$450,000	449,947
U.S. Treasury Bills, 4.04%, 1/15/26		50,000	49,269
			499,216
TOTAL SHORT-TERM INVESTMENTS (Cost $561,764)			561,820
TOTAL INVESTMENT SECURITIES — 99.3% (Cost $12,521,360)			12,733,837
OTHER ASSETS AND LIABILITIES — 0.7%			94,527
TOTAL NET ASSETS — 100.0%			$12,828,364

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	492,672	CAD	679,172	Goldman Sachs & Co.	10/31/25	$(3,248)
USD	4,068,082	EUR	3,472,838	Bank of America N.A.	10/31/25	(9,841)
USD	180,720	GBP	134,528	Bank of America N.A.	10/31/25	(1,187)
						$(14,276)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	5	December 2025	$547,344	$1,607
^Amount represents value and unrealized appreciation (depreciation).

36

Schedule of Investments - Avantis Credit ETF

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 44	Sell	5.00%	6/20/30	$500,000	$20,011	$21,134	$41,145
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
EUR	–	Euro
GBP	–	British Pound
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $204,895, which represented 1.6% of total net assets.
(2)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $98,922, which represented 0.8% of total net assets.
(3)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $292,931.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$12,172,017	—
Short-Term Investments	$62,604	499,216	—
	$62,604	$12,671,233	—
Other Financial Instruments
Futures Contracts	$1,607	—	—
Swap Agreements	—	$41,145	—
	$1,607	$41,145	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$14,276	—

37

Schedule of Investments - Avantis Credit ETF
DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

	Type of Risk Exposure
	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total
Liability Derivatives:
Payable for variation margin on futures contracts*	—	—	$39	$39
Payable for variation margin on swap agreements*	$898	—	—	898
Unrealized depreciation on forward foreign currency exchange contracts	—	$14,276	—	14,276
				$15,213
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended August 31, 2025.

	Type of Risk Exposure
	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total
Net realized gain (loss) on:
Forward foreign currency exchange transactions	—	$(28,144)	—	$(28,144)
Futures contract transactions	—	—	$295	295
Swap agreement transactions	$1,890	—	—	1,890
				$(25,959)
Change in net unrealized appreciation (depreciation) on:
Forward foreign currency exchange contracts	—	$(14,276)	—	$(14,276)
Futures contracts	—	—	$1,607	1,607
Swap agreements	$21,134	—	—	21,134
				$8,465

See Notes to Financial Statements.
38

Schedule of Investments - Avantis Short-Term Fixed Income ETF
AUGUST 31, 2025

	Principal Amount/Shares	Value
CORPORATE BONDS — 78.4%
Aerospace and Defense — 1.1%
Howmet Aerospace, Inc., 6.75%, 1/15/28	$447,000	$470,763
Howmet Aerospace, Inc., 3.00%, 1/15/29	477,000	459,205
L3Harris Technologies, Inc., 4.40%, 6/15/28	725,000	729,298
L3Harris Technologies, Inc., 5.05%, 6/1/29	2,193,000	2,253,011
Lockheed Martin Corp., 4.50%, 2/15/29	1,978,000	2,007,001
Northrop Grumman Corp., 3.25%, 1/15/28	291,000	285,855
Northrop Grumman Corp., 4.60%, 2/1/29	100,000	101,623
RTX Corp., 4.125%, 11/16/28	332,000	332,425
RTX Corp., 5.75%, 1/15/29	396,000	415,901
		7,055,082
Air Freight and Logistics — 0.0%
FedEx Corp., 3.10%, 8/5/29(1)	125,000	119,370
United Parcel Service, Inc., 3.40%, 3/15/29	190,000	186,675
		306,045
Automobiles — 2.0%
American Honda Finance Corp., 4.55%, 3/3/28	1,965,000	1,983,365
American Honda Finance Corp., 4.90%, 3/13/29	976,000	998,798
American Honda Finance Corp., 4.80%, 3/5/30	1,916,000	1,956,184
General Motors Co., 5.00%, 10/1/28	400,000	406,731
General Motors Financial Co., Inc., 5.00%, 4/9/27	100,000	100,856
General Motors Financial Co., Inc., 2.70%, 8/20/27	975,000	946,463
Hyundai Capital America, 4.85%, 3/25/27(1)	1,984,000	1,999,503
Toyota Motor Corp., 2.76%, 7/2/29	1,157,000	1,105,924
Toyota Motor Credit Corp., 4.35%, 10/8/27	250,000	251,976
Toyota Motor Credit Corp., 5.25%, 9/11/28	492,000	509,622
Toyota Motor Credit Corp., 5.05%, 5/16/29	1,172,000	1,211,238
Toyota Motor Credit Corp., 4.55%, 8/9/29	2,144,000	2,181,661
		13,652,321
Banks — 11.9%
African Development Bank, 0.875%, 7/22/26	829,000	807,128
Asian Development Bank, 4.375%, 1/14/28	250,000	254,266
Asian Infrastructure Investment Bank, 3.75%, 9/14/27	777,000	778,263
Australia & New Zealand Banking Group Ltd., 3.70%, 11/16/25	600,000	599,097
Banco Bilbao Vizcaya Argentaria SA, 5.38%, 3/13/29	460,000	476,011
Banco Santander SA, 3.49%, 5/28/30	1,400,000	1,345,998
Bank of America Corp., VRN, 5.20%, 4/25/29	1,520,000	1,558,808
Bank of America Corp., VRN, 4.62%, 5/9/29	505,000	510,770
Bank of America NA, 5.53%, 8/18/26	1,000,000	1,012,758
Bank of Montreal, 5.92%, 9/25/25	100,000	100,089
Bank of Montreal, 5.30%, 6/5/26	408,000	411,056
Bank of Montreal, 5.27%, 12/11/26	265,000	268,785
Bank of Montreal, 5.72%, 9/25/28	3,755,000	3,925,935
Bank of Nova Scotia, 5.40%, 6/4/27	115,000	117,744
Bank of Nova Scotia, 5.45%, 8/1/29	4,360,000	4,549,255
Bank of Nova Scotia, 4.85%, 2/1/30	225,000	230,555
Canadian Imperial Bank of Commerce, 5.26%, 4/8/29(2)	3,835,000	3,971,205
Citibank NA, 4.84%, 8/6/29	1,300,000	1,332,915
Citigroup, Inc., 3.40%, 5/1/26	401,000	398,645
Citigroup, Inc., 3.20%, 10/21/26	544,000	538,000
39

Schedule of Investments - Avantis Short-Term Fixed Income ETF

	Principal Amount/Shares	Value
Citigroup, Inc., VRN, 4.54%, 9/19/30	$1,323,000	$1,329,503
Citizens Financial Group, Inc., 3.25%, 4/30/30	675,000	638,526
Commonwealth Bank of Australia, 5.32%, 3/13/26	3,000,000	3,018,887
Cooperatieve Rabobank UA, 4.80%, 1/9/29	2,717,000	2,781,251
European Bank for Reconstruction & Development, 0.50%, 11/25/25	732,000	725,573
European Investment Bank, 1.375%, 3/15/27	179,000	172,792
European Investment Bank, 4.375%, 3/19/27	70,000	70,681
Fifth Third Bancorp, VRN, 6.34%, 7/27/29	900,000	950,158
HSBC Holdings PLC, 4.95%, 3/31/30	2,150,000	2,204,746
HSBC Holdings PLC, VRN, 4.76%, 6/9/28	225,000	226,722
HSBC Holdings PLC, VRN, 2.21%, 8/17/29	580,000	546,475
HSBC Holdings PLC, VRN, 2.85%, 6/4/31	300,000	278,448
Huntington National Bank, 5.65%, 1/10/30	1,500,000	1,572,705
Inter-American Development Bank, 3.125%, 9/18/28	154,000	151,761
International Bank for Reconstruction & Development, 0.50%, 10/28/25	209,000	207,765
JPMorgan Chase & Co., VRN, 4.20%, 7/23/29	645,000	645,673
JPMorgan Chase & Co., VRN, 5.58%, 4/22/30	585,000	610,884
JPMorgan Chase & Co., VRN, 3.70%, 5/6/30	492,000	482,448
JPMorgan Chase & Co., VRN, 4.60%, 10/22/30	720,000	728,066
JPMorgan Chase & Co., VRN, 4.01%, 4/23/29	1,000,000	996,367
KeyCorp, 4.10%, 4/30/28	176,000	175,756
KeyCorp, 2.55%, 10/1/29	1,675,000	1,567,167
Kreditanstalt fuer Wiederaufbau, 3.50%, 8/27/27	1,000,000	997,637
Lloyds Banking Group PLC, 4.55%, 8/16/28	1,500,000	1,515,569
Mitsubishi UFJ Financial Group, Inc., 3.96%, 3/2/28	582,000	581,066
Mitsubishi UFJ Financial Group, Inc., 2.56%, 2/25/30	2,255,000	2,100,905
Mitsubishi UFJ Financial Group, Inc., 2.05%, 7/17/30	560,000	504,206
Mizuho Financial Group, Inc., 3.66%, 2/28/27	1,000,000	994,705
National Australia Bank Ltd., 4.90%, 6/13/28	4,050,000	4,153,033
National Bank of Canada, 4.50%, 10/10/29	1,650,000	1,660,501
NatWest Group PLC, VRN, 4.89%, 5/18/29	1,000,000	1,016,313
Nordic Investment Bank, 5.00%, 10/15/25	750,000	750,476
Oesterreichische Kontrollbank AG, 4.00%, 5/28/28	1,000,000	1,010,245
PNC Financial Services Group, Inc., 3.45%, 4/23/29	1,279,000	1,251,888
PNC Financial Services Group, Inc., 2.55%, 1/22/30	1,300,000	1,216,123
PNC Financial Services Group, Inc., VRN, 5.22%, 1/29/31	345,000	356,616
Royal Bank of Canada, 1.40%, 11/2/26	165,000	160,058
Royal Bank of Canada, 4.24%, 8/3/27	629,000	632,259
Royal Bank of Canada, 6.00%, 11/1/27	1,727,000	1,797,490
Royal Bank of Canada, 4.95%, 2/1/29	1,021,000	1,051,280
Santander Holdings USA, Inc., VRN, 6.50%, 3/9/29	300,000	314,138
Santander Holdings USA, Inc., VRN, 6.17%, 1/9/30	290,000	304,637
Santander Holdings USA, Inc., VRN, 5.35%, 9/6/30	360,000	370,017
Sumitomo Mitsui Financial Group, Inc., 2.63%, 7/14/26	1,085,000	1,070,732
Sumitomo Mitsui Financial Group, Inc., 3.94%, 7/19/28	330,000	328,900
Sumitomo Mitsui Financial Group, Inc., 5.72%, 9/14/28	1,190,000	1,243,832
Sumitomo Mitsui Financial Group, Inc., 4.31%, 10/16/28	226,000	227,774
Sumitomo Mitsui Financial Group, Inc., 2.47%, 1/14/29	500,000	474,008
Toronto-Dominion Bank, 5.53%, 7/17/26	465,000	470,243
Toronto-Dominion Bank, 1.25%, 9/10/26	169,000	164,248
Toronto-Dominion Bank, 2.80%, 3/10/27	445,000	436,883
Toronto-Dominion Bank, 4.98%, 4/5/27	370,000	374,963
40

Schedule of Investments - Avantis Short-Term Fixed Income ETF

	Principal Amount/Shares	Value
Toronto-Dominion Bank, 5.52%, 7/17/28	$250,000	$259,553
Toronto-Dominion Bank, 4.99%, 4/5/29	2,855,000	2,929,222
Truist Bank, 4.05%, 11/3/25	253,000	252,808
Truist Financial Corp., 1.125%, 8/3/27	255,000	241,394
Truist Financial Corp., VRN, 4.87%, 1/26/29	1,000,000	1,015,570
Wells Fargo & Co., 4.15%, 1/24/29	1,511,000	1,510,276
Wells Fargo Bank NA, 5.45%, 8/7/26	315,000	318,378
Westpac Banking Corp., 5.51%, 11/17/25	2,393,000	2,399,003
		79,726,586
Beverages — 0.5%
Constellation Brands, Inc., 4.40%, 11/15/25	1,356,000	1,354,876
Constellation Brands, Inc., 4.35%, 5/9/27	210,000	210,623
Constellation Brands, Inc., 4.65%, 11/15/28	894,000	905,388
Constellation Brands, Inc., 3.15%, 8/1/29	455,000	436,766
Keurig Dr. Pepper, Inc., 3.95%, 4/15/29	406,000	399,366
Pepsico Singapore Financing I Pte. Ltd., 4.55%, 2/16/29	280,000	284,932
		3,591,951
Biotechnology — 0.7%
AbbVie, Inc., 4.65%, 3/15/28	1,722,000	1,750,723
AbbVie, Inc., 4.25%, 11/14/28	824,000	831,107
AbbVie, Inc., 4.80%, 3/15/29	209,000	214,030
AbbVie, Inc., 4.875%, 3/15/30	1,722,000	1,774,545
		4,570,405
Building Products — 0.7%
Owens Corning, 3.95%, 8/15/29	2,954,000	2,923,677
Trane Technologies Financing Ltd., 3.80%, 3/21/29	1,473,000	1,459,423
		4,383,100
Capital Markets — 5.4%
Ameriprise Financial, Inc., 5.70%, 12/15/28	2,354,000	2,468,194
Ares Management Corp., 6.375%, 11/10/28	1,007,000	1,067,713
Blackrock, Inc., 3.25%, 4/30/29	1,192,000	1,167,586
Brookfield Finance, Inc., 3.90%, 1/25/28	1,566,000	1,555,463
Charles Schwab Corp., 5.875%, 8/24/26	652,000	661,777
Charles Schwab Corp., 3.25%, 5/22/29	678,000	659,813
Deutsche Bank AG, 4.10%, 1/13/26	135,000	134,765
Deutsche Bank AG, VRN, 6.72%, 1/18/29	1,050,000	1,104,923
Goldman Sachs Group, Inc., 3.50%, 11/16/26	2,342,000	2,323,193
Goldman Sachs Group, Inc., VRN, 5.05%, 7/23/30	500,000	512,014
Goldman Sachs Group, Inc., 3.80%, 3/15/30	500,000	491,431
Intercontinental Exchange, Inc., 4.00%, 9/15/27	1,000,000	998,992
Intercontinental Exchange, Inc., 3.625%, 9/1/28	367,000	362,362
Intercontinental Exchange, Inc., 4.35%, 6/15/29	804,000	810,618
Intercontinental Exchange, Inc., 2.10%, 6/15/30	2,925,000	2,655,869
Jefferies Financial Group, Inc., 4.85%, 1/15/27	200,000	201,524
Jefferies Financial Group, Inc., 5.875%, 7/21/28	2,605,000	2,716,497
Lazard Group LLC, 4.50%, 9/19/28	3,245,000	3,262,133
LPL Holdings, Inc., 5.70%, 5/20/27	2,000,000	2,039,480
LPL Holdings, Inc., 5.20%, 3/15/30	1,690,000	1,730,011
Morgan Stanley, VRN, 2.70%, 1/22/31	236,000	220,010
Morgan Stanley, VRN, 5.16%, 4/20/29	1,000,000	1,022,532
Nasdaq, Inc., 3.85%, 6/30/26	2,490,000	2,484,851
Northern Trust Corp., 3.65%, 8/3/28	365,000	362,613
41

Schedule of Investments - Avantis Short-Term Fixed Income ETF

	Principal Amount/Shares	Value
S&P Global, Inc., 2.50%, 12/1/29	$2,360,000	$2,214,976
State Street Corp., 4.54%, 2/28/28	1,005,000	1,019,421
UBS Group AG, 4.55%, 4/17/26	2,000,000	2,003,257
		36,252,018
Chemicals — 0.8%
DuPont de Nemours, Inc., 4.49%, 11/15/25	200,000	199,831
Eastman Chemical Co., 5.00%, 8/1/29	1,751,000	1,784,824
Mosaic Co., 5.375%, 11/15/28	2,089,000	2,155,322
Nutrien Ltd., 4.90%, 3/27/28	294,000	299,155
Nutrien Ltd., 4.20%, 4/1/29	379,000	378,423
RPM International, Inc., 4.55%, 3/1/29	430,000	432,442
		5,249,997
Commercial Services and Supplies — 0.6%
Eaton Capital ULC, 4.45%, 5/9/30	1,000,000	1,010,346
Republic Services, Inc., 4.75%, 7/15/30	738,000	758,365
Waste Connections, Inc., 3.50%, 5/1/29	291,000	286,567
Waste Management, Inc., 4.875%, 2/15/29	1,977,000	2,034,491
Waste Management, Inc., 4.65%, 3/15/30	160,000	163,257
		4,253,026
Communications Equipment — 0.4%
Cisco Systems, Inc., 4.85%, 2/26/29	1,788,000	1,836,898
Motorola Solutions, Inc., 5.00%, 4/15/29	786,000	804,929
		2,641,827
Construction Materials — 0.5%
Vulcan Materials Co., 4.95%, 12/1/29	2,960,000	3,039,804
Consumer Finance — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 4/3/26	2,000,000	1,998,683
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.75%, 6/6/28	1,400,000	1,453,004
American Express Co., 4.05%, 5/3/29	264,000	264,727
American Express Co., VRN, 5.10%, 2/16/28	1,000,000	1,012,222
Capital One Financial Corp., 3.75%, 3/9/27	303,000	301,247
Capital One Financial Corp., VRN, 5.47%, 2/1/29	399,000	409,639
Capital One Financial Corp., VRN, 6.31%, 6/8/29	1,320,000	1,385,713
Capital One Financial Corp., VRN, 5.25%, 7/26/30	260,000	267,466
		7,092,701
Consumer Staples Distribution & Retail — 0.4%
Dollar Tree, Inc., 4.20%, 5/15/28	206,000	205,533
Kroger Co., 4.50%, 1/15/29	306,000	309,920
Sysco Corp., 5.75%, 1/17/29	151,000	158,335
Target Corp., 3.375%, 4/15/29	2,015,000	1,974,939
		2,648,727
Containers and Packaging — 0.3%
Amcor Flexibles North America, Inc., 4.80%, 3/17/28	1,946,000	1,970,275
WRKCo, Inc., 4.90%, 3/15/29	181,000	184,952
		2,155,227
Diversified REITs — 6.3%
Boston Properties LP, 2.75%, 10/1/26	1,250,000	1,228,634
Boston Properties LP, 4.50%, 12/1/28	2,284,000	2,286,624
Brixmor Operating Partnership LP, 3.90%, 3/15/27	340,000	338,181
Brixmor Operating Partnership LP, 4.125%, 5/15/29	3,012,000	2,986,982
Digital Realty Trust LP, 4.45%, 7/15/28	1,971,000	1,987,412
Digital Realty Trust LP, 3.60%, 7/1/29	1,000,000	976,210
42

Schedule of Investments - Avantis Short-Term Fixed Income ETF

	Principal Amount/Shares	Value
ERP Operating LP, 2.50%, 2/15/30	$896,000	$835,152
Essex Portfolio LP, 3.375%, 4/15/26	693,000	688,424
Essex Portfolio LP, 3.625%, 5/1/27	734,000	728,064
Essex Portfolio LP, 3.00%, 1/15/30	2,194,000	2,074,868
Federal Realty OP LP, 3.25%, 7/15/27	1,688,000	1,660,152
Federal Realty OP LP, 5.375%, 5/1/28	155,000	159,507
Host Hotels & Resorts LP, 4.50%, 2/1/26	2,960,000	2,956,402
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	3,041,000	2,871,438
Mid-America Apartments LP, 4.00%, 11/15/25	2,593,000	2,589,198
Mid-America Apartments LP, 2.75%, 3/15/30	2,800,000	2,624,819
Prologis LP, 4.00%, 9/15/28	683,000	683,059
Prologis LP, 4.375%, 2/1/29	3,080,000	3,108,754
Rexford Industrial Realty LP, 5.00%, 6/15/28	1,038,000	1,053,892
Simon Property Group LP, 3.50%, 9/1/25	360,000	360,000
Simon Property Group LP, 3.30%, 1/15/26	250,000	248,961
Simon Property Group LP, 2.45%, 9/13/29	4,756,000	4,463,788
Ventas Realty LP, 3.25%, 10/15/26	1,500,000	1,482,717
Ventas Realty LP, 3.85%, 4/1/27	836,000	832,084
Ventas Realty LP, 4.40%, 1/15/29	1,806,000	1,812,450
WP Carey, Inc., 4.25%, 10/1/26	1,142,000	1,140,974
		42,178,746
Diversified Telecommunication Services — 0.3%
AT&T, Inc., 4.10%, 2/15/28	165,000	164,836
AT&T, Inc., 4.35%, 3/1/29	254,000	255,130
Sprint Capital Corp., 6.875%, 11/15/28	1,434,000	1,542,956
Verizon Communications, Inc., 2.10%, 3/22/28	291,000	277,116
		2,240,038
Electric Utilities — 4.2%
AEP Texas, Inc., 5.45%, 5/15/29	1,788,000	1,856,942
American Electric Power Co., Inc., 5.20%, 1/15/29	803,000	828,558
American Electric Power Co., Inc., Series J, 4.30%, 12/1/28	155,000	155,892
CenterPoint Energy Houston Electric LLC, 5.20%, 10/1/28	140,000	144,543
Commonwealth Edison Co., 2.95%, 8/15/27	2,460,000	2,415,313
Constellation Energy Generation LLC, 5.60%, 3/1/28	521,000	540,370
Duke Energy Carolinas LLC, 3.95%, 11/15/28	231,000	230,950
Duke Energy Corp., 0.90%, 9/15/25	169,000	168,781
Duke Energy Corp., 5.00%, 12/8/27	338,000	344,479
Duke Energy Corp., 4.30%, 3/15/28	178,000	178,982
Duke Energy Florida LLC, 3.80%, 7/15/28	300,000	299,092
Duke Energy Progress LLC, 4.35%, 3/6/27	1,916,000	1,928,809
Emera U.S. Finance LP, 3.55%, 6/15/26	2,960,000	2,935,969
Entergy Corp., 0.90%, 9/15/25	154,000	153,799
Entergy Texas, Inc., 4.00%, 3/30/29	392,000	390,540
Florida Power & Light Co., 5..15%, 6/15/29	255,000	264,748
Interstate Power & Light Co., 4.10%, 9/26/28	150,000	150,147
Interstate Power & Light Co., 3.60%, 4/1/29	465,000	456,580
Nevada Power Co., 3.70%, 5/1/29	1,543,000	1,519,741
NextEra Energy Capital Holdings, Inc., 5.75%, 9/1/25	364,000	364,000
NextEra Energy Capital Holdings, Inc., 1.875%, 1/15/27	116,000	112,470
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	165,000	155,676
NextEra Energy Capital Holdings, Inc., 3.50%, 4/1/29	977,000	955,242
NSTAR Electric Co., 4.85%, 3/1/30	2,205,000	2,259,723
43

Schedule of Investments - Avantis Short-Term Fixed Income ETF

	Principal Amount/Shares	Value
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/29	$1,932,000	$2,025,611
Pacific Gas & Electric Co., 3.15%, 1/1/26	103,000	102,390
Pacific Gas & Electric Co., 6.10%, 1/15/29	32,000	33,414
Pacific Gas & Electric Co., 5.55%, 5/15/29	984,000	1,012,199
PacifiCorp, 5.10%, 2/15/29	295,000	302,327
Public Service Electric & Gas Co., 3.20%, 5/15/29	1,415,000	1,374,949
Southern California Edison Co., 5.25%, 3/15/30	788,000	806,777
Southern Co., 5.15%, 10/6/25	151,000	151,052
Southern Co., 5.50%, 3/15/29	105,000	109,515
Wisconsin Electric Power Co., 5.00%, 5/15/29	572,000	590,203
Wisconsin Public Service Corp., 5.35%, 11/10/25	65,000	65,031
Wisconsin Public Service Corp., 4.55%, 12/1/29	2,210,000	2,252,131
Xcel Energy, Inc., 3.35%, 12/1/26	250,000	247,269
		27,884,214
Electrical Equipment — 0.0%
Hubbell, Inc., 3.35%, 3/1/26	196,000	194,893
Electronic Equipment, Instruments and Components — 0.4%
Avnet, Inc., 4.625%, 4/15/26	715,000	714,993
Jabil, Inc., 1.70%, 4/15/26	1,218,000	1,198,210
Jabil, Inc., 3.95%, 1/12/28	200,000	198,375
Jabil, Inc., 5.45%, 2/1/29	335,000	344,724
Trimble, Inc., 4.90%, 6/15/28	382,000	387,619
		2,843,921
Energy Equipment and Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.14%, 11/7/29	35,000	33,672
Schlumberger Holdings Corp., 4.50%, 5/15/28(1)	320,000	322,533
		356,205
Entertainment — 0.2%
Netflix, Inc., 4.875%, 4/15/28	110,000	112,523
Netflix, Inc., 5.875%, 11/15/28	761,000	803,919
TWDC Enterprises 18 Corp., 1.85%, 7/30/26	177,000	173,590
		1,090,032
Financial Services — 1.8%
Block Financial LLC, 2.50%, 7/15/28	109,000	103,264
Equitable Holdings, Inc., 4.35%, 4/20/28	2,465,000	2,475,172
Fiserv, Inc., 4.20%, 10/1/28	186,000	185,975
Global Payments, Inc., 4.95%, 8/15/27	488,000	493,621
Global Payments, Inc., 4.45%, 6/1/28	853,000	855,357
Global Payments, Inc., 5.30%, 8/15/29	1,484,000	1,521,030
Mastercard, Inc., 2.95%, 6/1/29	1,911,000	1,850,186
National Rural Utilities Cooperative Finance Corp., 3.70%, 3/15/29	1,155,000	1,139,914
National Rural Utilities Cooperative Finance Corp., 5.15%, 6/15/29	1,960,000	2,034,251
UBS AG, 5.65%, 9/11/28	1,000,000	1,045,238
Voya Financial, Inc., 3.65%, 6/15/26	359,000	357,299
		12,061,307
Food Products — 0.9%
Conagra Brands, Inc., 4.60%, 11/1/25	200,000	199,911
Conagra Brands, Inc., 7.00%, 10/1/28	1,066,000	1,139,639
Conagra Brands, Inc., 4.85%, 11/1/28	287,000	290,166
General Mills, Inc., 5.50%, 10/17/28	200,000	208,117
J.M. Smucker Co., 5.90%, 11/15/28	150,000	157,543
Kraft Heinz Foods Co., 4.625%, 1/30/29	656,000	662,401
44

Schedule of Investments - Avantis Short-Term Fixed Income ETF

	Principal Amount/Shares	Value
Mars, Inc., 4.80%, 3/1/30(1)	$1,897,000	$1,933,822
Tyson Foods, Inc., 4.35%, 3/1/29	750,000	750,646
Tyson Foods, Inc., 5.40%, 3/15/29	852,000	883,175
		6,225,420
Gas Utilities — 0.0%
Spire, Inc., 5.30%, 3/1/26	100,000	100,381
Ground Transportation — 0.5%
JB Hunt Transport Services, Inc., 4.90%, 3/15/30	2,435,000	2,492,932
Ryder System, Inc., 3.35%, 9/1/25	729,000	729,000
		3,221,932
Health Care Equipment and Supplies — 1.1%
Baxter International, Inc., 2.27%, 12/1/28	2,948,000	2,767,107
Becton Dickinson & Co., 5.08%, 6/7/29	640,000	658,127
Solventum Corp., 5.45%, 2/25/27	315,000	321,135
Solventum Corp., 5.40%, 3/1/29	130,000	135,575
Stryker Corp., 3.375%, 11/1/25	200,000	199,568
Zimmer Biomet Holdings, Inc., 5.05%, 2/19/30	2,845,000	2,929,107
		7,010,619
Health Care Providers and Services — 1.8%
Cardinal Health, Inc., 5.125%, 2/15/29	1,342,000	1,381,657
Cigna Group, 4.375%, 10/15/28	811,000	815,526
Cigna Group, 5.00%, 5/15/29	279,000	286,729
CVS Health Corp., 5.00%, 1/30/29	408,000	415,897
Elevance Health, Inc., 4.10%, 3/1/28	465,000	464,758
Elevance Health, Inc., 5.15%, 6/15/29	1,604,000	1,652,490
HCA, Inc., 5.20%, 6/1/28	545,000	558,345
Humana, Inc., 5.75%, 3/1/28	100,000	103,524
Humana, Inc., 5.75%, 12/1/28	1,214,000	1,265,957
Humana, Inc., 3.70%, 3/23/29	912,000	894,158
IQVIA, Inc., 6.25%, 2/1/29	2,219,000	2,337,406
Laboratory Corp. of America Holdings, 3.60%, 9/1/27	250,000	248,034
McKesson Corp., 4.90%, 7/15/28	1,063,000	1,086,187
UnitedHealth Group, Inc., 5.15%, 10/15/25	200,000	200,164
UnitedHealth Group, Inc., 3.375%, 4/15/27	230,000	227,628
UnitedHealth Group, Inc., 4.60%, 4/15/27	252,000	254,166
		12,192,626
Health Care REITs — 1.3%
Alexandria Real Estate Equities, Inc., 3.95%, 1/15/27	150,000	149,370
Alexandria Real Estate Equities, Inc., 4.70%, 7/1/30	1,150,000	1,160,143
Omega Healthcare Investors, Inc., 4.75%, 1/15/28	610,000	615,285
Omega Healthcare Investors, Inc., 3.625%, 10/1/29	2,518,000	2,412,769
Welltower OP LLC, 4.25%, 4/15/28	753,000	757,555
Welltower OP LLC, 4.50%, 7/1/30	3,250,000	3,281,432
		8,376,554
Hotels, Restaurants and Leisure — 1.1%
Booking Holdings, Inc., 3.60%, 6/1/26	2,050,000	2,042,226
Booking Holdings, Inc., 3.55%, 3/15/28	752,000	743,713
Expedia Group, Inc., 5.00%, 2/15/26	200,000	200,150
Expedia Group, Inc., 3.80%, 2/15/28	1,448,000	1,434,646
Hyatt Hotels Corp., 4.375%, 9/15/28	250,000	250,445
Hyatt Hotels Corp., 5.25%, 6/30/29	177,000	181,853
Marriott International, Inc., 5.45%, 9/15/26	150,000	151,829
45

Schedule of Investments - Avantis Short-Term Fixed Income ETF

	Principal Amount/Shares	Value
Marriott International, Inc., 5.55%, 10/15/28	$200,000	$207,927
McDonald's Corp., 4.60%, 5/15/30	1,722,000	1,752,746
Starbucks Corp., 3.55%, 8/15/29	522,000	512,155
		7,477,690
Household Durables — 0.3%
Mohawk Industries, Inc., 5.85%, 9/18/28	767,000	802,008
PulteGroup, Inc., 5.00%, 1/15/27	1,278,000	1,288,604
		2,090,612
Industrial Conglomerates — 0.7%
3M Co., 4.80%, 3/15/30	960,000	982,227
Honeywell International, Inc., 2.70%, 8/15/29	564,000	536,616
Pentair Finance SARL, 4.50%, 7/1/29	2,157,000	2,169,706
Siemens Funding BV, 4.60%, 5/28/30(1)	1,000,000	1,018,030
		4,706,579
Insurance — 4.6%
Allstate Corp., 0.75%, 12/15/25	1,458,000	1,442,580
Aon Corp., 3.75%, 5/2/29	464,000	457,789
Aon Global Ltd., 3.875%, 12/15/25	200,000	199,666
Assurant, Inc., 4.90%, 3/27/28	2,653,000	2,691,004
AXIS Specialty Finance LLC, 3.90%, 7/15/29	1,386,000	1,360,973
Brighthouse Financial, Inc., 3.70%, 6/22/27	145,000	143,065
Chubb INA Holdings LLC, 4.65%, 8/15/29	1,964,000	2,003,791
Equitable Financial Life Global Funding, 5.00%, 3/27/30(1)	2,134,000	2,190,613
Fairfax Financial Holdings Ltd., 4.85%, 4/17/28	1,596,000	1,619,009
Fidelity National Financial, Inc., 3.40%, 6/15/30	3,000,000	2,850,274
Lincoln National Corp., 3.80%, 3/1/28	973,000	962,207
Marsh & McLennan Cos., Inc., 3.75%, 3/14/26	4,460,000	4,447,063
Pacific Life Global Funding II, 4.45%, 5/1/28(1)	2,000,000	2,025,652
Principal Financial Group, Inc., 3.70%, 5/15/29	1,690,000	1,660,116
Progressive Corp., 4.00%, 3/1/29	1,242,000	1,242,834
Progressive Corp., 6.625%, 3/1/29	3,832,000	4,142,945
Reinsurance Group of America, Inc., 3.90%, 5/15/29	105,000	103,714
RenaissanceRe Finance, Inc., 3.45%, 7/1/27	1,035,000	1,020,701
		30,563,996
Interactive Media and Services — 0.6%
Meta Platforms, Inc., 4.30%, 8/15/29	3,670,000	3,719,501
IT Services — 0.5%
CDW LLC/CDW Finance Corp., 4.25%, 4/1/28	496,000	492,975
IBM International Capital Pte. Ltd., 4.60%, 2/5/29	1,100,000	1,116,866
International Business Machines Corp., 3.50%, 5/15/29	1,650,000	1,618,004
		3,227,845
Life Sciences Tools and Services — 0.5%
Thermo Fisher Scientific, Inc., 5.00%, 1/31/29	3,349,000	3,449,849
Machinery — 2.7%
CNH Industrial Capital LLC, 4.75%, 3/21/28	1,488,000	1,505,102
CNH Industrial Capital LLC, 5.50%, 1/12/29	2,319,000	2,405,743
Cummins, Inc., 4.90%, 2/20/29	4,052,000	4,166,546
Deere & Co., 5.375%, 10/16/29	375,000	394,282
IDEX Corp., 4.95%, 9/1/29	644,000	658,548
Ingersoll Rand, Inc., 5.18%, 6/15/29	1,724,000	1,781,451
John Deere Capital Corp., 4.95%, 7/14/28	856,000	879,754
46

Schedule of Investments - Avantis Short-Term Fixed Income ETF

	Principal Amount/Shares	Value
John Deere Capital Corp., 4.50%, 1/16/29	$345,000	$350,584
John Deere Capital Corp., 2.80%, 7/18/29	250,000	239,138
Otis Worldwide Corp., 5.25%, 8/16/28	143,000	147,492
PACCAR Financial Corp., 4.95%, 8/10/28	175,000	180,252
PACCAR Financial Corp., 4.60%, 1/31/29	684,000	697,518
PACCAR Financial Corp., 4.00%, 9/26/29	2,880,000	2,885,075
PACCAR Financial Corp., 4.55%, 5/8/30	1,500,000	1,529,510
		17,820,995
Media — 0.3%
Comcast Corp., 4.15%, 10/15/28	1,300,000	1,304,335
Fox Corp., 4.71%, 1/25/29	446,000	451,183
		1,755,518
Metals and Mining — 0.8%
ArcelorMittal SA, 4.25%, 7/16/29(2)	177,000	176,443
BHP Billiton Finance USA Ltd., 5.10%, 9/8/28	195,000	200,919
Freeport-McMoRan, Inc., 4.25%, 3/1/30	2,460,000	2,431,829
Rio Tinto Finance USA Ltd., 7.125%, 7/15/28	242,000	262,090
Rio Tinto Finance USA PLC, 4.375%, 3/12/27	1,916,000	1,928,113
		4,999,394
Multi-Utilities — 1.4%
Ameren Corp., 5.00%, 1/15/29	1,517,000	1,551,580
Black Hills Corp., 3.15%, 1/15/27	292,000	287,641
CenterPoint Energy, Inc., 5.40%, 6/1/29	2,479,000	2,569,971
Consumers Energy Co., 4.60%, 5/30/29	1,791,000	1,822,964
Consumers Energy Co., 4.70%, 1/15/30	1,476,000	1,507,833
Dominion Energy, Inc., 3.90%, 10/1/25	200,000	199,869
National Grid PLC, 5.60%, 6/12/28	120,000	124,258
Sempra, 5.40%, 8/1/26	1,488,000	1,500,294
		9,564,410
Oil, Gas and Consumable Fuels — 5.9%
Boardwalk Pipelines LP, 4.45%, 7/15/27	900,000	902,452
BP Capital Markets America, Inc., 3.94%, 9/21/28	646,000	644,129
BP Capital Markets America, Inc., 4.70%, 4/10/29	1,773,000	1,806,700
BP Capital Markets America, Inc., 4.87%, 11/25/29	1,948,000	2,002,410
Cheniere Energy, Inc., 4.625%, 10/15/28	700,000	699,676
Chevron USA, Inc., 4.69%, 4/15/30	2,610,000	2,668,783
ConocoPhillips Co., 4.70%, 1/15/30	4,000,000	4,077,279
DCP Midstream Operating LP, 5.625%, 7/15/27	590,000	602,660
DCP Midstream Operating LP, 5.125%, 5/15/29	1,365,000	1,395,493
Devon Energy Corp., 5.25%, 10/15/27	430,000	430,623
Devon Energy Corp., 4.50%, 1/15/30	224,000	224,165
Enbridge, Inc., 4.25%, 12/1/26	1,004,000	1,004,486
Enbridge, Inc., 6.00%, 11/15/28	170,000	179,215
Enbridge, Inc., 5.30%, 4/5/29	505,000	521,491
Energy Transfer LP, 5.95%, 12/1/25	200,000	200,180
Energy Transfer LP, 4.75%, 1/15/26	463,000	463,154
Energy Transfer LP, 6.05%, 12/1/26	403,000	410,882
Energy Transfer LP, 5.50%, 6/1/27	577,000	587,031
Energy Transfer LP, 4.00%, 10/1/27	195,000	194,004
Energy Transfer LP, 5.55%, 2/15/28	852,000	877,169
Energy Transfer LP, 4.95%, 5/15/28	431,000	438,409
Enterprise Products Operating LLC, 4.15%, 10/16/28	342,000	343,633
47

Schedule of Investments - Avantis Short-Term Fixed Income ETF

	Principal Amount/Shares	Value
Equinor ASA, 7.25%, 9/23/27	$722,000	$768,564
Kinder Morgan, Inc., 4.30%, 3/1/28	472,000	473,874
Kinder Morgan, Inc., 5.00%, 2/1/29	981,000	1,001,925
Kinder Morgan, Inc., 5.15%, 6/1/30	611,000	628,534
MPLX LP, 1.75%, 3/1/26	150,000	148,003
MPLX LP, 4.25%, 12/1/27	213,000	213,070
MPLX LP, 4.80%, 2/15/29	1,308,000	1,325,469
ONEOK, Inc., 5.00%, 3/1/26	200,000	200,163
ONEOK, Inc., 4.55%, 7/15/28	575,000	579,296
ONEOK, Inc., 5.65%, 11/1/28	1,035,000	1,075,602
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29	1,346,000	1,297,418
Sabine Pass Liquefaction LLC, 5.875%, 6/30/26	160,000	160,643
Sabine Pass Liquefaction LLC, 4.20%, 3/15/28	1,072,000	1,071,953
Shell International Finance BV, 3.875%, 11/13/28	227,000	226,777
Targa Resources Corp., 5.20%, 7/1/27	816,000	830,005
Targa Resources Corp., 6.15%, 3/1/29	470,000	496,218
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.00%, 1/15/28	486,000	486,540
Tennessee Gas Pipeline Co. LLC, 7.00%, 3/15/27	249,000	258,742
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	201,000	216,649
TotalEnergies Capital International SA, 3.46%, 2/19/29	628,000	618,701
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 2/1/26	606,000	609,827
Valero Energy Corp., 5.15%, 2/15/30	2,463,000	2,538,452
Williams Cos., Inc., 4.00%, 9/15/25	1,496,000	1,495,731
Williams Cos., Inc., 5.30%, 8/15/28	300,000	309,599
Woodside Finance Ltd., 4.90%, 5/19/28	1,500,000	1,519,635
		39,225,414
Paper and Forest Products — 0.2%
Georgia-Pacific LLC, 7.75%, 11/15/29	1,184,000	1,347,584
Passenger Airlines — 0.0%
American Airlines Pass-Through Trust, Class AA, 3.58%, 7/15/29	191,598	187,830
United Airlines Pass-Through Trust, Class A, 5.875%, 4/15/29	40,565	41,559
		229,389
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., 4.375%, 5/15/28	150,000	151,072
Kenvue, Inc., 5.05%, 3/22/28	539,000	552,790
		703,862
Pharmaceuticals — 2.8%
Astrazeneca Finance LLC, 4.85%, 2/26/29	1,964,000	2,017,362
Bristol-Myers Squibb Co., 4.90%, 2/22/29	371,000	381,162
Bristol-Myers Squibb Co., 3.40%, 7/26/29	2,297,000	2,240,255
Eli Lilly & Co., 4.50%, 2/9/29	469,000	476,953
Eli Lilly & Co., 3.375%, 3/15/29	280,000	274,847
Eli Lilly & Co., 4.20%, 8/14/29	2,191,000	2,211,099
GlaxoSmithKline Capital PLC, 3.375%, 6/1/29	1,645,000	1,605,534
GlaxoSmithKline Capital, Inc., 4.50%, 4/15/30	1,526,000	1,545,196
Johnson & Johnson, 4.80%, 6/1/29	1,422,000	1,468,300
Merck & Co., Inc., 1.90%, 12/10/28	576,000	540,911
Pfizer Investment Enterprises Pte. Ltd., 4.45%, 5/19/28	1,235,000	1,250,155
Pharmacia LLC, 6.60%, 12/1/28	3,000,000	3,229,305
Royalty Pharma PLC, 1.20%, 9/2/25	1,616,000	1,616,000
		18,857,079
48

Schedule of Investments - Avantis Short-Term Fixed Income ETF

	Principal Amount/Shares	Value
Professional Services — 0.3%
Paychex, Inc., 5.10%, 4/15/30	$1,992,000	$2,050,855
Real Estate Management and Development — 0.5%
CBRE Services, Inc., 5.50%, 4/1/29	2,209,000	2,292,061
CBRE Services, Inc., 4.80%, 6/15/30	224,000	227,324
Jones Lang LaSalle, Inc., 6.875%, 12/1/28	451,000	485,065
		3,004,450
Residential REITs — 2.1%
AvalonBay Communities, Inc., 2.95%, 5/11/26	1,244,000	1,233,867
AvalonBay Communities, Inc., 3.30%, 6/1/29	2,095,000	2,035,540
AvalonBay Communities, Inc., 2.30%, 3/1/30	1,800,000	1,658,001
Camden Property Trust, 4.10%, 10/15/28(2)	1,400,000	1,401,865
Camden Property Trust, 2.80%, 5/15/30	3,500,000	3,284,691
UDR, Inc., 3.50%, 7/1/27	820,000	810,566
UDR, Inc., 4.40%, 1/26/29	2,041,000	2,047,380
UDR, Inc., 3.20%, 1/15/30	1,722,000	1,649,291
		14,121,201
Retail REITs — 0.2%
NNN REIT, Inc., 3.50%, 10/15/27	799,000	788,909
Realty Income Corp., 2.10%, 3/15/28	250,000	238,353
Realty Income Corp., 3.25%, 6/15/29	613,000	594,255
		1,621,517
Semiconductors and Semiconductor Equipment — 1.7%
Broadcom, Inc., 3.15%, 11/15/25	100,000	99,753
Broadcom, Inc., 5.05%, 7/12/29	849,000	873,165
Broadcom, Inc., 4.35%, 2/15/30	1,284,000	1,287,983
Intel Corp., 5.125%, 2/10/30	322,000	329,908
KLA Corp., 4.10%, 3/15/29	2,050,000	2,056,639
Marvell Technology, Inc., 1.65%, 4/15/26	363,000	356,778
Marvell Technology, Inc., 4.875%, 6/22/28	165,000	167,296
Marvell Technology, Inc., 5.75%, 2/15/29	2,393,000	2,497,784
Micron Technology, Inc., 5.375%, 4/15/28	483,000	498,115
Micron Technology, Inc., 5.33%, 2/6/29	327,000	336,287
Micron Technology, Inc., 4.66%, 2/15/30	2,114,000	2,127,544
QUALCOMM, Inc., 4.50%, 5/20/30	1,000,000	1,017,086
Texas Instruments, Inc., 4.60%, 2/8/29	25,000	25,556
		11,673,894
Software — 0.1%
Atlassian Corp., 5.25%, 5/15/29	309,000	318,366
Intuit, Inc., 5.125%, 9/15/28	175,000	180,857
Roper Technologies, Inc., 3.85%, 12/15/25	435,000	434,404
		933,627
Specialized REITs — 2.1%
American Tower Corp., 3.65%, 3/15/27	829,000	822,928
American Tower Corp., 3.55%, 7/15/27	953,000	943,214
American Tower Corp., 5.50%, 3/15/28	123,000	126,772
American Tower Corp., 5.25%, 7/15/28	100,000	102,899
American Tower Corp., 5.80%, 11/15/28	100,000	104,565
American Tower Corp., 3.95%, 3/15/29	604,000	598,083
American Tower Corp., 5.00%, 1/31/30	105,000	107,511
American Tower Corp., 4.90%, 3/15/30	1,122,000	1,144,150
Crown Castle, Inc., 4.45%, 2/15/26	528,000	526,982
49

Schedule of Investments - Avantis Short-Term Fixed Income ETF

	Principal Amount/Shares	Value
Crown Castle, Inc., 4.00%, 3/1/27	$230,000	$228,909
Crown Castle, Inc., 5.00%, 1/11/28	115,000	116,611
Crown Castle, Inc., 4.80%, 9/1/28	309,000	312,791
Crown Castle, Inc., 5.60%, 6/1/29	2,051,000	2,132,078
Equinix, Inc., 1.45%, 5/15/26	782,000	766,039
Public Storage Operating Co., 1.85%, 5/1/28	252,000	238,395
Public Storage Operating Co., 5.125%, 1/15/29	1,169,000	1,210,612
VICI Properties LP, 4.75%, 4/1/28	1,488,000	1,504,621
Weyerhaeuser Co., 4.00%, 11/15/29	2,960,000	2,927,397
		13,914,557
Specialty Retail — 1.3%
AutoZone, Inc., 6.25%, 11/1/28	572,000	607,801
Home Depot, Inc., 4.90%, 4/15/29	1,528,000	1,575,047
Home Depot, Inc., 2.95%, 6/15/29	1,632,000	1,573,427
Home Depot, Inc., 4.75%, 6/25/29	1,452,000	1,486,898
Lowe's Cos., Inc., 4.40%, 9/8/25	109,000	108,997
Lowe's Cos., Inc., 3.375%, 9/15/25	180,000	179,924
Lowe's Cos., Inc., 1.70%, 9/15/28	665,000	620,022
Lowe's Cos., Inc., 3.65%, 4/5/29	398,000	390,875
TJX Cos., Inc., 3.875%, 4/15/30	2,000,000	1,987,241
		8,530,232
Technology Hardware, Storage and Peripherals — 1.1%
Dell International LLC/EMC Corp., 6.02%, 6/15/26	820,000	827,316
Dell International LLC/EMC Corp., 4.90%, 10/1/26	488,000	490,152
Dell International LLC/EMC Corp., 4.75%, 4/1/28	992,000	1,006,197
Dell International LLC/EMC Corp., 5.30%, 10/1/29	734,000	760,137
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	1,646,000	1,646,104
HP, Inc., 3.00%, 6/17/27	325,000	318,585
HP, Inc., 4.00%, 4/15/29	2,012,000	1,987,894
		7,036,385
Textiles, Apparel and Luxury Goods — 0.5%
Ralph Lauren Corp., 3.75%, 9/15/25	1,611,000	1,610,058
Ralph Lauren Corp., 2.95%, 6/15/30	2,100,000	1,983,467
		3,593,525
Trading Companies and Distributors — 0.4%
Air Lease Corp., 1.875%, 8/15/26	2,595,000	2,535,650
Transportation Infrastructure — 0.1%
Aon North America, Inc., 5.15%, 3/1/29	430,000	442,791
Water Utilities — 0.0%
American Water Capital Corp., 2.95%, 9/1/27	325,000	318,564
Wireless Telecommunication Services — 0.2%
Rogers Communications, Inc., 3.625%, 12/15/25	184,000	183,477
Sprint LLC, 7.625%, 3/1/26	475,000	477,385
T-Mobile USA, Inc., 4.80%, 7/15/28	383,000	390,231
T-Mobile USA, Inc., 2.40%, 3/15/29	643,000	605,026
		1,656,119
TOTAL CORPORATE BONDS (Cost $516,560,391)		523,768,789
U.S. TREASURY SECURITIES — 18.4%
U.S. Treasury Notes, 0.25%, 9/30/25	5,530,000	5,512,848
U.S. Treasury Notes, 0.25%, 10/31/25	5,145,000	5,111,942
U.S. Treasury Notes, 2.25%, 11/15/25	5,000,000	4,979,937
50

Schedule of Investments - Avantis Short-Term Fixed Income ETF

	Principal Amount/Shares	Value
U.S. Treasury Notes, 0.375%, 11/30/25	$5,500,000	$5,449,432
U.S. Treasury Notes, 0.375%, 1/31/26	4,260,000	4,195,392
U.S. Treasury Notes, 3.75%, 8/31/26	4,650,000	4,644,854
U.S. Treasury Notes, 3.875%, 7/31/27	3,500,000	3,514,766
U.S. Treasury Notes, 0.625%, 11/30/27	5,083,700	4,761,401
U.S. Treasury Notes, 0.75%, 1/31/28	5,312,000	4,965,682
U.S. Treasury Notes, 1.125%, 2/29/28	5,979,800	5,631,757
U.S. Treasury Notes, 1.25%, 4/30/28	5,930,000	5,582,192
U.S. Treasury Notes, 1.25%, 6/30/28	4,312,800	4,044,429
U.S. Treasury Notes, 1.00%, 7/31/28	4,609,200	4,282,685
U.S. Treasury Notes, 3.125%, 11/15/28	5,224,700	5,151,126
U.S. Treasury Notes, 1.375%, 12/31/28	4,952,000	4,610,583
U.S. Treasury Notes, 1.75%, 1/31/29(3)	5,898,300	5,550,508
U.S. Treasury Notes, 1.875%, 2/28/29	6,759,800	6,379,165
U.S. Treasury Notes, 2.75%, 5/31/29	7,677,000	7,445,191
U.S. Treasury Notes, 2.625%, 7/31/29	7,000,000	6,745,840
U.S. Treasury Notes, 3.50%, 9/30/29	7,000,000	6,963,769
U.S. Treasury Notes, 3.875%, 9/30/29	7,110,000	7,173,879
U.S. Treasury Notes, 4.00%, 7/31/30	8,000,000	8,106,250
U.S. Treasury Notes, 4.125%, 8/31/30	2,000,000	2,037,812
TOTAL U.S. TREASURY SECURITIES (Cost $121,715,644)		122,841,440
U.S. GOVERNMENT AGENCY SECURITIES — 0.8%
Federal Farm Credit Banks Funding Corp., 4.50%, 3/2/26	197,000	197,412
FHLB, 4.625%, 11/17/26	480,000	484,771
FHLB, 3.25%, 6/9/28	500,000	495,737
FHLB, 4.00%, 6/30/28	100,000	101,172
FHLB, 3.25%, 11/16/28	150,000	148,649
FHLMC, 0.375%, 9/23/25	957,000	954,819
FHLMC, 0.65%, 10/27/25	100,000	99,451
FNMA, 0.50%, 11/7/25	1,246,000	1,237,640
FNMA, 1.875%, 9/24/26	500,000	489,534
Tennessee Valley Authority, Series A, 2.875%, 2/1/27	100,000	98,846
Tennessee Valley Authority, 3.875%, 3/15/28	948,000	953,510
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $5,236,996)		5,261,541
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.3%
Canada — 0.2%
Export Development Canada, 3.75%, 9/7/27	1,000,000	1,001,916
Export Development Canada, 3.875%, 2/14/28	300,000	301,801
		1,303,717
Sweden — 0.1%
Svensk Exportkredit AB, 2.25%, 3/22/27	350,000	341,862
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $1,632,886)		1,645,579
SHORT-TERM INVESTMENTS — 0.9%
Money Market Funds — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,005,208	3,005,208
State Street Navigator Securities Lending Government Money Market Portfolio(4)	3,264,985	3,264,985
TOTAL SHORT-TERM INVESTMENTS (Cost $6,270,193)		6,270,193
TOTAL INVESTMENT SECURITIES — 98.8% (Cost $651,416,110)		659,787,542
OTHER ASSETS AND LIABILITIES — 1.2%		8,157,790
TOTAL NET ASSETS — 100.0%		$667,945,332
51

Schedule of Investments - Avantis Short-Term Fixed Income ETF

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $9,609,523, which represented 1.4% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,139,769. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $167,504.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,264,985.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$523,768,789	—
U.S. Treasury Securities	—	122,841,440	—
U.S. Government Agency Securities	—	5,261,541	—
Sovereign Governments and Agencies	—	1,645,579	—
Short-Term Investments	$6,270,193	—	—
	$6,270,193	$653,517,349	—

DERIVATIVE INSTRUMENTS
As of period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended August 31, 2025.

Type of Risk Exposure
Interest Rate Risk
Net realized gain (loss) on:
Futures contract transactions	$(156,633)

Change in net unrealized appreciation (depreciation) on:
Futures contracts	$13,637

See Notes to Financial Statements.
52

Statements of Assets and Liabilities

AUGUST 31, 2025
	Avantis Core Fixed Income ETF	Avantis Core Municipal Fixed Income ETF
Assets
Investment securities, at value	$1,428,403,573	$145,446,125
Investment made with cash collateral received for securities on loan, at value	4,529,693	—
Cash	450,442	203,447
Receivable for investments sold	92,311,324	—
Receivable for capital shares sold	4,181,200	—
Interest receivable	13,544,370	1,699,223
Securities lending receivable	1,689	—
	1,543,422,291	147,348,795

Liabilities
Payable for collateral received for forward commitments	71,765	—
Payable for collateral received for securities on loan	4,529,693	—
Payable for investments purchased	324,129,205	—
Payable for variation margin on futures contracts	16,875	—
Payable for variation margin on swap agreements	9,117	—
Accrued management fees	148,014	18,719
	328,904,669	18,719

Net Assets	$1,214,517,622	$147,330,076

Shares outstanding (unlimited number of shares authorized)	29,050,000	3,300,000

Net Asset Value Per Share	$41.81	$44.65

Net Assets Consist of:
Capital paid in	$1,228,275,036	$153,436,990
Distributable earnings (loss)	(13,757,414)	(6,106,914)
	$1,214,517,622	$147,330,076

Investment securities, at cost	$1,420,545,739	$151,334,703
Investment securities on loan, at value	$4,402,184	—
Investment made with cash collateral received for securities on loan, at cost	$4,529,693	—

See Notes to Financial Statements.
53

Statements of Assets and Liabilities

AUGUST 31, 2025
	Avantis Credit ETF	Avantis Short-Term Fixed Income ETF
Assets
Investment securities, at value	$12,733,837	$656,522,557
Investment made with cash collateral received for securities on loan, at value	—	3,264,985
Cash	—	236,327
Receivable for investments sold	—	9,300,000
Interest receivable	161,024	7,086,579
Securities lending receivable	—	691
	12,894,861	676,411,139

Liabilities
Payable for collateral received for securities on loan	—	3,264,985
Payable for investments purchased	49,267	5,116,759
Payable for variation margin on futures contracts	39	—
Payable for variation margin on swap agreements	898	—
Unrealized depreciation on forward foreign currency exchange contracts	14,276	—
Accrued management fees	2,017	84,063
	66,497	8,465,807

Net Assets	$12,828,364	$667,945,332

Shares outstanding (unlimited number of shares authorized)	250,000	14,150,000

Net Asset Value Per Share	$51.31	$47.20

Net Assets Consist of:
Capital paid in	$12,538,966	$660,702,597
Distributable earnings (loss)	289,398	7,242,735
	$12,828,364	$667,945,332

Investment securities, at cost	$12,521,360	$648,151,125
Investment securities on loan, at value	—	$3,139,769
Investment made with cash collateral received for securities on loan, at cost	—	$3,264,985

See Notes to Financial Statements.
54

Statements of Operations

YEAR ENDED AUGUST 31, 2025
	Avantis Core Fixed Income ETF	Avantis Core Municipal Fixed Income ETF
Investment Income (Loss)
Income:
Interest	$47,798,827	$5,525,602
Securities lending, net	30,921	—
	47,829,748	5,525,602
Expenses:
Management fees	1,518,199	221,582
Interest expenses	21,931	—
Other expenses	19,900	—
	1,560,030	221,582

Net investment income (loss)	46,269,718	5,304,020

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(5,282,873)	(183,837)
Futures contract transactions	(168,962)	—
Swap agreement transactions	155,482	—
	(5,296,353)	(183,837)

Change in net unrealized appreciation (depreciation) on:
Investments	2,253,230	(6,253,846)
Futures contracts	110,831	—
Swap agreements	84,485	—
	2,448,546	(6,253,846)

Net realized and unrealized gain (loss)	(2,847,807)	(6,437,683)

Net Increase (Decrease) in Net Assets Resulting from Operations	$43,421,911	$(1,133,663)

See Notes to Financial Statements.
55

Statements of Operations

YEAR ENDED AUGUST 31, 2025 (EXCEPT AS NOTED)
	Avantis Credit ETF(1)	Avantis Short-Term Fixed Income ETF
Investment Income (Loss)
Income:
Interest	$177,590	$26,467,967
Securities lending, net	—	31,278
	177,590	26,499,245
Expenses:
Management fees	7,619	870,766
Interest expenses	529	105
Trustees' fees and expenses	75	—
	8,223	870,871

Net investment income (loss)	169,367	25,628,374

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	714	209,372
Forward foreign currency exchange contract transactions	(28,144)	—
Futures contract transactions	295	(156,633)
Swap agreement transactions	1,890	—
Foreign currency translation transactions	1,263	—
	(23,982)	52,739

Change in net unrealized appreciation (depreciation) on:
Investments	212,477	4,832,776
Forward foreign currency exchange contracts	(14,276)	—
Futures contracts	1,607	13,637
Swap agreements	21,134	—
Translation of assets and liabilities in foreign currencies	591	—
	221,533	4,846,413

Net realized and unrealized gain (loss)	197,551	4,899,152

Net Increase (Decrease) in Net Assets Resulting from Operations	$366,918	$30,527,526
(1)April 15, 2025 (fund inception) through August 31, 2025.

See Notes to Financial Statements.
56

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2025 AND AUGUST 31, 2024
	Avantis Core Fixed Income ETF		Avantis Core Municipal Fixed Income ETF
Increase (Decrease) in Net Assets	August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024
Operations
Net investment income (loss)	$46,269,718	$30,932,682	$5,304,020	$4,194,627
Net realized gain (loss)	(5,296,353)	(1,261,680)	(183,837)	(580,460)
Change in net unrealized appreciation (depreciation)	2,448,546	23,819,991	(6,253,846)	3,319,440
Net increase (decrease) in net assets resulting from operations	43,421,911	53,490,993	(1,133,663)	6,933,607

Distributions to Shareholders
From earnings	(44,957,870)	(29,881,175)	(5,183,560)	(3,932,875)

Capital Share Transactions
Proceeds from shares sold	521,099,100	293,065,165	11,595,570	54,454,379
Payments for shares redeemed	(92,680,290)	(43,273,525)	(2,237,810)	—
Other capital	9,845	6,017	28,786	60,133
Net increase (decrease) in net assets from capital share transactions	428,428,655	249,797,657	9,386,546	54,514,512

Net increase (decrease) in net assets	426,892,696	273,407,475	3,069,323	57,515,244

Net Assets
Beginning of period	787,624,926	514,217,451	144,260,753	86,745,509
End of period	$1,214,517,622	$787,624,926	$147,330,076	$144,260,753

Transactions in Shares of the Funds
Sold	12,550,000	7,200,000	250,000	1,200,000
Redeemed	(2,250,000)	(1,050,000)	(50,000)	—
Net increase (decrease) in shares of the funds	10,300,000	6,150,000	200,000	1,200,000

See Notes to Financial Statements.
57

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2025 AND AUGUST 31, 2024 (EXCEPT AS NOTED)
	Avantis Credit ETF	Avantis Short-Term Fixed Income ETF
Increase (Decrease) in Net Assets	August 31, 2025(1)	August 31, 2025	August 31, 2024
Operations
Net investment income (loss)	$169,367	$25,628,374	$13,834,577
Net realized gain (loss)	(23,982)	52,739	(478,154)
Change in net unrealized appreciation (depreciation)	221,533	4,846,413	7,438,884
Net increase (decrease) in net assets resulting from operations	366,918	30,527,526	20,795,307

Distributions to Shareholders
From earnings	(77,520)	(24,656,640)	(13,193,380)

Capital Share Transactions
Proceeds from shares sold	12,538,700	273,045,985	161,826,835
Payments for shares redeemed	—	(18,625,150)	(9,335,270)
Other capital	266	4,037	2,423
Net increase (decrease) in net assets from capital share transactions	12,538,966	254,424,872	152,493,988

Net increase (decrease) in net assets	12,828,364	260,295,758	160,095,915

Net Assets
Beginning of period	—	407,649,574	247,553,659
End of period	$12,828,364	$667,945,332	$407,649,574

Transactions in Shares of the Funds
Sold	250,000	5,850,000	3,500,000
Redeemed	—	(400,000)	(200,000)
Net increase (decrease) in shares of the funds	250,000	5,450,000	3,300,000
(1)April 15, 2025 (fund inception) through August 31, 2025.

See Notes to Financial Statements.
58

Notes to Financial Statements

AUGUST 31, 2025

1. Organization

American Century ETF Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Delaware statutory trust. The financial statements herein relate to the following funds offered by the trust.

Fund Name	Ticker	Exchange
Avantis Core Fixed Income ETF	AVIG	NYSE Arca, Inc.
Avantis Core Municipal Fixed Income ETF	AVMU	NYSE Arca, Inc.
Avantis Credit ETF	AVGB	The Nasdaq Stock Market LLC
Avantis Short-Term Fixed Income ETF	AVSF	NYSE Arca, Inc.
Avantis Credit ETF incepted on April 15, 2025.

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund's investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, municipal securities, convertible bonds and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

59

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. The Schedule of Investments provides additional information on a fund's level classifications.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. A fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Forward Commitments — A fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. A fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, a fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net realized gains, if any, are generally declared and paid annually. Distributions from net investment income, if any, are generally declared and paid as follows:

Avantis Core Fixed Income ETF	Monthly
Avantis Core Municipal Fixed Income ETF	Monthly
Avantis Credit ETF	Quarterly
Avantis Short-Term Fixed Income ETF	Monthly

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes a fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, a fund may experience delays in recovery of the loaned securities or delays in access to collateral, or a fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, a fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities, and the remaining contractual maturities of any securities lending transactions are considered overnight and continuous.

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3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.

The annual management fee is as follows:

Annual Management Fee
Avantis Core Fixed Income ETF	0.15%
Avantis Core Municipal Fixed Income ETF	0.15%
Avantis Credit ETF	0.18%
Avantis Short-Term Fixed Income ETF	0.15%

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the funds. The trustees receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Related Party Ownership — A related party, including other funds advised by American Century Investments, may own outstanding shares of a fund. Related parties do not invest in a fund for the purpose of exercising management or control. As of period end, related parties with ownership of 5% or more of the outstanding shares of a fund are as follows:

	Related Party	% of Outstanding Shares
Avantis Credit ETF	American Century Investment Management, Inc. (ACIM)	66%

Interfund Transactions — A fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Investment transactions, including TBA transactions and excluding short-term investments and in kind transactions, for the period ended August 31, 2025 were as follows:

	Avantis Core Fixed Income ETF	Avantis Core Municipal Fixed Income ETF	Avantis Credit ETF(1)	Avantis Short-Term Fixed Income ETF
Purchases of U.S. Treasury and Government Agency obligations	$3,015,440,848	—	—	$56,608,752
Purchases of other investment securities	$255,736,455	$31,545,668	$3,242,346	$253,945,809
Total Purchases	$3,271,177,303	$31,545,668	$3,242,346	$310,554,561

Sales of U.S. Treasury and Government Agency obligations	$2,884,502,806	—	—	$59,460,936
Sales of other investment securities	$279,796,514	$22,945,296	$149,326	$239,921,658
Total Sales	$3,164,299,320	$22,945,296	$149,326	$299,382,594
(1)April 15, 2025 (fund inception) through August 31, 2025.

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Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended August 31, 2025 were as follows:

	In kind Subscriptions	In kind Redemptions	In kind Net Realized Gain/(Loss)*
Avantis Core Fixed Income ETF	$489,789,115	$78,113,954	$982,025
Avantis Credit ETF(1)	$11,819,194	—	—
Avantis Short-Term Fixed Income ETF	$264,771,751	$18,019,355	$149,291
*Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.
(1)April 15, 2025 (fund inception) through August 31, 2025.

5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statement of Changes in Net Assets.

6. Derivative Instruments

A fund may invest in various types of derivative instruments as permitted by its investment objectives and policies. The following is a summary of the primary underlying risks and derivative strategies used during the period. The Schedule of Investments provides additional information on the value and effect of a fund’s derivative instruments activity.

Credit Risk — The funds may be subject to credit risk in the normal course of pursuing their investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The average notional exposure to credit risk derivative instruments held during the period was as follows:

Avantis Core Fixed Income ETF	$21,833,333
Avantis Credit ETF	$450,000

Foreign Currency Risk — The funds may be subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was as follows:

Avantis Credit ETF	$3,674,137

Interest Rate Risk — The funds may be subject to interest rate risk in the normal course of pursuing their investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses
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occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The average notional exposure to interest rate risk derivative instruments held during the period was as follows:

	Futures Contracts Purchased	Futures Contracts Sold
Avantis Core Fixed Income ETF	$3,143,797	$3,207,695
Avantis Credit ETF	$328,708	—
Avantis Short-Term Fixed Income ETF	$5,427,930	$1,063,906

7. Risk Factors

The overall risk profile of a fund will be impacted by the fund’s investment strategy, including the investment vehicles and techniques utilized to manage a portfolio. The net asset value of a fund will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

8. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2025 and August 31, 2024 (except as noted) were as follows:
	2025			2024
	Distributions Paid From:			Distributions Paid From:
	Exempt Income	Ordinary Income	Long-term Capital Gains	Exempt Income	Ordinary Income	Long-term Capital Gains
Avantis Core Fixed Income ETF	—	$44,957,870	—	—	$29,881,175	—
Avantis Core Municipal Fixed Income ETF	$5,183,560	—	—	$3,932,875	—	—
Avantis Credit ETF	—(1)	$ 77,520(1)	—(1)	N/A	N/A	N/A
Avantis Short-Term Fixed Income ETF	—	$24,656,640	—	—	$13,193,380	—
(1)April 15, 2025 (fund inception) through August 31, 2025.

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	Avantis Core Fixed Income ETF	Avantis Core Municipal Fixed Income ETF	Avantis Credit ETF	Avantis Short-Term Fixed Income ETF
Federal tax cost of investments	$1,426,124,230	$151,334,703	$12,521,360	$651,416,110
Gross tax appreciation of investments	$12,708,102	$318,632	$218,265	$8,410,070
Gross tax depreciation of investments	(5,899,066)	(6,207,210)	(5,788)	(38,638)
Net tax appreciation (depreciation) of investments	6,809,036	(5,888,578)	212,477	8,371,432
Net tax appreciation (depreciation) on derivatives and translation of assets and liabilities in foreign currencies	100,644	—	16,586	—
Net tax appreciation (depreciation)	$6,909,680	$(5,888,578)	$229,063	$8,371,432
Other book-to-tax adjustments	$(7,520)	—	—	$(9,953)
Undistributed ordinary income	$4,666,414	—	$59,194	$2,557,474
Undistributed exempt income	—	$473,019	—	—
Accumulated short-term capital losses	$(12,589,150)	$(2,886)	—	$(1,471,362)
Accumulated long-term capital losses	$(12,736,838)	$(688,469)	—	$(2,204,856)
Accumulated long-term gains	—	—	$1,141	—

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on certain foreign currency exchange contracts. Other book-to-tax adjustments are attributable primarily to the tax deferral of losses on straddle positions.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal
Revenue Code limitations.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Portfolio Turnover Rate (excluding TBA transactions)(3)	Net Assets, End of Period (in thousands)
Avantis Core Fixed Income ETF
2025	$42.01	1.88	(0.22)	1.66	(1.86)	0.00(4)	$41.81	4.10%	0.15%	4.57%	332%	49%	$1,214,518
2024	$40.81	1.90	1.17	3.07	(1.87)	0.00(4)	$42.01	7.77%	0.15%	4.66%	324%	27%	$787,625
2023	$42.59	1.62	(1.92)	(0.30)	(1.48)	0.00(4)	$40.81	(0.67)%	0.15%	3.91%	346%	27%	$514,217
2022	$49.67	0.94	(7.28)	(6.34)	(0.74)	0.00(4)	$42.59	(12.86)%	0.15%	2.09%	382%	31%	$249,132
2021(5)	$50.00	0.51	(0.43)	0.08	(0.41)	0.00(4)	$49.67	0.15%	0.15%	1.17%	185%	23%	$69,534

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Per-share amount was less than $0.005.
(5)October 13, 2020 (fund inception) through August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Core Municipal Fixed Income ETF
2025	$46.54	1.63	(1.93)	(0.30)	(1.60)	0.01	$44.65	(0.66)%	0.15%	3.59%	16%	$147,330
2024	$45.66	1.49	0.77	2.26	(1.40)	0.02	$46.54	5.10%	0.15%	3.23%	19%	$144,261
2023	$45.62	1.11	(0.13)	0.98	(0.98)	0.04	$45.66	2.22%	0.15%	2.42%	6%	$86,746
2022	$50.25	0.48	(4.69)	(4.21)	(0.44)	0.02	$45.62	(8.36)%	0.15%	1.01%	2%	$36,499
2021(4)	$50.00	0.26	0.17	0.43	(0.21)	0.03	$50.25	0.93%	0.15%	0.70%	14%	$27,637

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)December 8, 2020 (fund inception) through August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Period Indicated
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Credit ETF
2025(4)	$50.00	0.77	0.93	1.70	(0.39)	0.00(5)	$51.31	3.41%	0.19%	4.04%	2%	$12,828

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)April 15, 2025 (fund inception) through August 31, 2025.
(5)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Short-Term Fixed Income ETF
2025	$46.86	2.06	0.29	2.35	(2.01)	0.00(4)	$47.20	5.18%	0.15%	4.41%	57%	$667,945
2024	$45.84	2.04	0.97	3.01	(1.99)	0.00(4)	$46.86	6.74%	0.15%	4.44%	39%	$407,650
2023	$46.60	1.70	(0.96)	0.74	(1.50)	0.00(4)	$45.84	1.63%	0.15%	3.69%	59%	$247,554
2022	$50.00	0.57	(3.52)	(2.95)	(0.45)	0.00(4)	$46.60	(5.92)%	0.15%	1.18%	38%	$86,202
2021(5)	$50.00	0.18	(0.02)	0.16	(0.16)	0.00(4)	$50.00	0.33%	0.15%	0.40%	49%	$32,499

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Per-share amount was less than $0.005.
(5)October 13, 2020 (fund inception) through August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Century ETF Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Avantis® Core Fixed Income ETF, Avantis® Core Municipal Fixed Income ETF, Avantis® Short-Term Fixed Income ETF, and Avantis® Credit ETF (the “Funds”), four of the funds constituting the American Century ETF Trust, as of August 31, 2025, the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods indicated in the table below; and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, and the results of their operations, the changes in their net assets, and the financial highlights for the periods listed in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Fund Constituting the American Century ETF Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Avantis® Core Fixed Income ETF	For the year ended August 31, 2025	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025, 2024, 2023, and 2022, and the period from October 13, 2020 (fund inception) through August 31, 2021
Avantis® Core Municipal Fixed Income ETF	For the year ended August 31, 2025	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025, 2024, 2023, and 2022, and the period from December 8, 2020 (fund inception) through August 31, 2021
Avantis® Short-Term Fixed Income ETF	For the year ended August 31, 2025	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025, 2024, 2023, and 2022, and the period from October 13, 2020 (fund inception) through August 31, 2021
Avantis® Credit ETF	For the period from April 15, 2025 (fund inception) through August 31, 2025

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
October 16, 2025

We have served as the auditor of one or more American Century investment companies since 1997.
68

Approval of Management Agreements

At a meeting held on June 11, 2025, the Funds’ Board of Trustees (the “Board”) unanimously approved the renewal of the management agreements pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees.

Prior to its consideration of the renewal of the Funds’ management agreements, the Trustees requested and reviewed extensive data and information compiled by the Advisor and certain independent data providers concerning each Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its Audit Committee on a continual basis and the information received was supplemental to the extensive information that the Board and its Audit Committee receive and consider over time.

In connection with its consideration of the renewal of the management agreements, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to:

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to each Fund;
•the wide range of programs and services the Advisor and other service providers provide to each Fund and its shareholders on a routine and non-routine basis;
•each Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other funds with similar investment objectives and strategies;
•the cost of owning each Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to each Fund, the profitability of each Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of each Fund;
•any collateral benefits derived by the Advisor from the management of each Fund;
•fees and expenses associated with any investment by each Fund in other funds;
•payments to intermediaries by each Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The independent Trustees met separately in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The independent Trustees also held active discussions with the Advisor regarding the renewal of the management agreements. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreements for the Funds. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreements, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under each Fund’s management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include the following:

•constructing and designing each Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of each Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
69

•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans, if applicable)

Investment Management Services. The nature of the investment management services provided to each Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board provides oversight of the investment performance process. It regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Board found the investment management services provided by the Advisor to each Fund to be satisfactory and consistent with its respective management agreement.

Shareholder and Other Services. Under the management agreements, the Advisor provides each Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its Audit Committee, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, if applicable, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under the respective management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund (pre- and post-distribution), and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreements, and the reasonableness of the terms of the current management agreements. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to the Funds and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreements provide that each Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of each Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1, and, for certain funds, fees and expenses of each Fund’s independent Trustees (including their independent legal counsel). Under the unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Funds and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing each Fund’s unified fee to the total expense ratios of its peers. The Board concluded that the management fee paid by each Fund to the Advisor under its respective management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to funds or other advisory clients managed similarly to the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of each Fund. The Board analyzed this information and concluded that the fees charged and services provided to each Fund were reasonable by comparison.

70

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by each Fund and the Advisor and services provided in response thereto. These payments could include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for each Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of each Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in each Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to each Fund.

Set forth below are certain of the Fund-specific factors that the Board considered in addition to the other factors described herein:

Avantis Core Fixed Income ETF - The Fund’s performance was above its benchmark for the one- and three-year periods reviewed by the Board. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was the lowest of its peer expense group.
Avantis Core Municipal Fixed Income ETF - The Fund’s performance was above its benchmark for the one- and three-year periods reviewed by the Board. The unified fee charged to shareholders of the Fund was the lowest of the total expense ratios of the Fund’s peer expense universe and peer expense group.
Avantis Short-Term Fixed Income ETF - The Fund’s performance was above its benchmark for the one- and three-year periods reviewed by the Board. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was the lowest of its peer expense group.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreements are fair and reasonable and that the management fee charged to each Fund is fair in light of the services provided and that the management agreements between the Funds and the Advisor should be renewed for an additional one-year period.

71

Avantis Credit ETF

At a meeting held on September 21, 2023, the Fund’s Board of Trustees (the “Board”) unanimously approved the initial management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Avantis Credit ETF (the “New Fund”). The management agreement was subsequently renewed by the Board at its meeting held on June 11, 2025. Under the Investment Company Act of 1940, new contracts for investment advisory services are required to be approved by a majority of a fund’s independent Trustees.
In advance of the Board’s consideration, the Advisor provided information concerning the New Fund. The materials reviewed and the discussions held detailed the investment objective and strategy proposed to be utilized by the Advisor, the New Fund’s characteristics and key attributes, the rationale for launching the New Fund, the experience of the staff designated to manage the New Fund, the proposed pricing, and the markets in which the New Fund would be sold. The information considered and the discussions held included, but were not limited to:

•the nature, extent, and quality of investment management and other services to be provided to the New Fund;
•the wide range of other programs and services the Advisor would provide to the New Fund and its shareholders on a routine and non-routine basis;
•the New Fund’s proposed investment objective and strategy, including a discussion of its anticipated investment performance and proposed benchmark;
•the cost of owning the New Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience; and
•any collateral benefits derived by the Advisor from the management of the New Fund.

Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent data provider and comparing the New Fund’s fee to the total expense ratio of expected peer funds. The annual management fees charged to shareholders of the New Fund were anticipated to be below the median of the total expense ratios of its respective peer universe.
When considering the approval of the management agreement for the New Fund, the independent Trustees considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the fact that the Advisor will assume a substantial part of the start-up costs of the New Fund and the risk that the New Fund will not grow to a level that will become profitable to the Advisor. The Board considered the position that the New Fund would take in the lineup of the American Century Investments’ family of funds and the benefits to shareholders of existing funds of the broadened product offering. Finally, while not specifically discussed, but important in the decision to approve the management agreement, is the Trustees’ familiarity with the Advisor. A majority of the Board oversees and evaluates on a continuous basis the nature and quality of all services the Advisor performs for other funds within the American Century Investments’ complex. As such, the Trustees have confidence in the Advisor’s integrity and competence in providing services to the New Fund.
The independent Trustees considered all of the information provided by the Advisor and the independent Trustees’ independent counsel in connection with the approval, and evaluated such information for the New Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. The independent Trustees concluded that the terms of the management agreement were fair and reasonable and that the management fee to be charged to the New Fund is reasonable in light of the services to be provided and should be approved.
72

Other Tax Information
The following information is provided pursuant to provisions of the Internal Revenue Code (IRC).

The funds hereby designate the following, or up to the maximum amount allowable, for the fiscal year ended August 31, 2025.

	Exempt Interest Dividends	Qualified Interest Income
Avantis Core Fixed Income ETF	—	$40,498,154
Avantis Core Municipal Fixed Income ETF	$5,183,560	—
Avantis Credit ETF	—	$55,383
Avantis Short-Term Fixed Income ETF	—	$21,104,803

73

Contact Us	avantisinvestors.com
American Century Sales Representatives, Financial Professionals, Broker Dealers, Insurance Companies, Banks and Trust Companies	1-833-928-2684
Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-96956 2510

Annual Financial Statements and Other Information

August 31, 2025

Avantis® U.S. Equity Fund
Institutional Class (AVUSX)
G Class (AVUNX)
Avantis® U.S. Large Cap Value Fund
Institutional Class (AVLVX)
G Class (ALCEX)
Avantis® U.S. Small Cap Equity Fund
Institutional Class (AVSCX)
G Class (AVSBX)
Avantis® U.S. Small Cap Value Fund
Institutional Class (AVUVX)
G Class (AVCNX)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit avantisinvestors.com/docs.

Schedule of Investments - Avantis U.S. Equity Fund
AUGUST 31, 2025

	Shares	Value
COMMON STOCKS — 99.7%
Aerospace and Defense — 1.4%
AerSale Corp.(1)	635	$5,480
Astronics Corp.(1)	2,685	97,653
ATI, Inc.(1)	8,600	666,844
Axon Enterprise, Inc.(1)	458	342,259
Boeing Co.(1)	6,781	1,591,365
BWX Technologies, Inc.	6,070	983,583
Curtiss-Wright Corp.	474	226,643
Ducommun, Inc.(1)	89	8,119
General Dynamics Corp.	1,834	595,261
General Electric Co.	7,726	2,126,195
Hexcel Corp.	1,272	80,327
Howmet Aerospace, Inc.	3,812	663,669
Huntington Ingalls Industries, Inc.	493	133,500
Lockheed Martin Corp.	3,392	1,545,497
National Presto Industries, Inc.	103	10,796
Northrop Grumman Corp.	1,367	806,585
RTX Corp.	12,837	2,035,948
Textron, Inc.	3,994	320,159
TransDigm Group, Inc.	499	698,041
Woodward, Inc.	1,167	288,039
		13,225,963
Air Freight and Logistics — 0.5%
CH Robinson Worldwide, Inc.	999	128,571
Expeditors International of Washington, Inc.	8,450	1,018,563
FedEx Corp.	7,667	1,771,614
Hub Group, Inc., Class A	2,866	107,246
Radiant Logistics, Inc.(1)	3,821	24,722
United Parcel Service, Inc., Class B	15,712	1,373,857
		4,424,573
Automobile Components — 0.5%
American Axle & Manufacturing Holdings, Inc.(1)	10,320	60,062
Aptiv PLC(1)	11,750	934,477
Autoliv, Inc.	4,573	567,372
BorgWarner, Inc.	14,322	612,409
Dana, Inc.	12,070	243,331
Dorman Products, Inc.(1)	1,328	214,857
Gentex Corp.	7,073	198,115
Goodyear Tire & Rubber Co.(1)	22,093	187,349
LCI Industries	1,525	160,765
Lear Corp.	3,674	404,140
Modine Manufacturing Co.(1)	1,220	166,079
Motorcar Parts of America, Inc.(1)	233	3,472
Patrick Industries, Inc.	1,596	178,513
Phinia, Inc.	2,489	145,557
QuantumScape Corp.(1)	2,508	19,888
Standard Motor Products, Inc.	889	34,502
Stoneridge, Inc.(1)	1,089	9,039
Visteon Corp.	1,888	234,036
XPEL, Inc.(1)	479	17,800
		4,391,763
2

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Automobiles — 1.3%
Ford Motor Co.	196,007	$2,307,002
General Motors Co.	42,887	2,512,749
Harley-Davidson, Inc.	4,686	136,456
Lucid Group, Inc.(1)(2)	4,717	9,340
Rivian Automotive, Inc., Class A(1)(2)	13,766	186,805
Tesla, Inc.(1)	19,607	6,546,189
Thor Industries, Inc.	1,921	210,542
Winnebago Industries, Inc.	550	19,789
		11,928,872
Banks — 5.4%
1st Source Corp.	704	45,352
ACNB Corp.	274	12,418
Amalgamated Financial Corp.	1,351	39,030
Amerant Bancorp, Inc.	864	18,576
Ameris Bancorp	1,895	138,866
Arrow Financial Corp.	634	18,849
Associated Banc-Corp.	5,383	145,180
Atlantic Union Bankshares Corp.	5,137	183,545
Axos Financial, Inc.(1)	2,485	226,657
Banc of California, Inc.	5,109	86,444
BancFirst Corp.	807	107,307
Bancorp, Inc.(1)	3,873	295,278
Bank First Corp.	345	44,822
Bank of America Corp.	91,868	4,661,382
Bank of Hawaii Corp.	1,388	94,551
Bank of Marin Bancorp	324	7,951
Bank of NT Butterfield & Son Ltd.	3,572	161,169
Bank OZK	5,320	279,140
BankUnited, Inc.	2,650	103,853
Banner Corp.	1,157	77,554
Bar Harbor Bankshares	500	16,135
BayCom Corp.	385	11,650
BCB Bancorp, Inc.	593	5,278
Berkshire Hills Bancorp, Inc.	1,551	40,528
Blue Foundry Bancorp(1)	1,039	9,652
BOK Financial Corp.	625	69,631
Bridgewater Bancshares, Inc.(1)	809	13,251
Brookline Bancorp, Inc.	3,642	39,880
Burke & Herbert Financial Services Corp.	98	6,229
Business First Bancshares, Inc.	1,148	28,711
Byline Bancorp, Inc.	1,198	34,634
Cadence Bank	5,647	212,553
Camden National Corp.	451	18,441
Capital City Bank Group, Inc.	375	16,447
Carter Bankshares, Inc.(1)	1,318	25,648
Cathay General Bancorp	2,366	118,087
Central Pacific Financial Corp.	1,144	35,830
ChoiceOne Financial Services, Inc.	439	13,548
Citigroup, Inc.	30,471	2,942,584
Citizens & Northern Corp.	211	4,262
Citizens Financial Group, Inc.	10,986	574,348
City Holding Co.	499	64,112
3

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Civista Bancshares, Inc.	218	$4,619
CNB Financial Corp.	770	20,259
Coastal Financial Corp.(1)	338	38,701
Columbia Banking System, Inc.	9,863	264,033
Columbia Financial, Inc.(1)	962	14,459
Comerica, Inc.	6,549	462,228
Commerce Bancshares, Inc.	3,614	223,851
Community Financial System, Inc.	868	51,985
Community Trust Bancorp, Inc.	566	33,066
Community West Bancshares	384	8,187
ConnectOne Bancorp, Inc.	2,022	51,763
Cullen/Frost Bankers, Inc.	1,998	257,802
Customers Bancorp, Inc.(1)	2,451	175,712
CVB Financial Corp.	3,862	77,742
Dime Community Bancshares, Inc.	1,799	55,337
Eagle Bancorp, Inc.	926	17,983
East West Bancorp, Inc.	7,903	830,921
Eastern Bankshares, Inc.	6,170	105,569
Enterprise Financial Services Corp.	1,483	90,819
Equity Bancshares, Inc., Class A	592	23,994
Esquire Financial Holdings, Inc.	648	63,569
Farmers & Merchants Bancorp, Inc.	511	13,521
Farmers National Banc Corp.	1,110	16,850
FB Financial Corp.	1,499	80,466
Fifth Third Bancorp	21,967	1,005,430
Financial Institutions, Inc.	648	17,930
First BanCorp	12,702	282,365
First Bancorp, Inc.	69	1,875
First Bancorp/Southern Pines NC	1,391	75,935
First Busey Corp.	2,671	65,974
First Business Financial Services, Inc.	296	15,487
First Citizens BancShares, Inc., Class A	277	549,543
First Commonwealth Financial Corp.	4,663	82,768
First Community Bankshares, Inc.	569	21,611
First Financial Bancorp	2,588	68,530
First Financial Bankshares, Inc.	2,602	96,716
First Financial Corp.	358	21,122
First Foundation, Inc.(1)	1,202	7,152
First Hawaiian, Inc.	4,378	113,609
First Horizon Corp.	13,829	312,535
First Internet Bancorp	270	6,781
First Interstate BancSystem, Inc., Class A	2,212	72,377
First Merchants Corp.	1,566	65,020
First Mid Bancshares, Inc.	1,377	55,686
Five Star Bancorp	297	9,733
Flushing Financial Corp.	915	12,590
FNB Corp.	12,513	208,842
FS Bancorp, Inc.	140	5,979
Fulton Financial Corp.	7,181	141,178
German American Bancorp, Inc.	1,247	52,100
Glacier Bancorp, Inc.	1,729	84,980
Great Southern Bancorp, Inc.	358	22,658
Hancock Whitney Corp.	2,440	153,525
4

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Hanmi Financial Corp.	1,345	$33,840
HBT Financial, Inc.	763	20,212
Heritage Commerce Corp.	3,367	34,781
Heritage Financial Corp.	1,917	46,851
Hilltop Holdings, Inc.	1,799	63,109
Hingham Institution For Savings	30	8,524
Home Bancorp, Inc.	231	12,997
Home BancShares, Inc.	5,235	155,794
HomeStreet, Inc.(1)	686	9,515
HomeTrust Bancshares, Inc.	196	8,107
Hope Bancorp, Inc.	5,537	61,627
Horizon Bancorp, Inc.	1,083	18,259
Huntington Bancshares, Inc.	44,188	786,988
Independent Bank Corp.	1,447	103,475
Independent Bank Corp. (Michigan)	1,490	49,006
International Bancshares Corp.	2,586	185,002
JPMorgan Chase & Co.	45,966	13,855,072
Kearny Financial Corp.	2,765	18,664
KeyCorp	53,972	1,044,898
Lakeland Financial Corp.	832	56,950
Live Oak Bancshares, Inc.	1,607	62,175
M&T Bank Corp.	3,206	646,522
Mercantile Bank Corp.	1,121	55,209
Metrocity Bankshares, Inc.	862	25,808
Metropolitan Bank Holding Corp.	397	31,518
Mid Penn Bancorp, Inc.	311	9,374
Midland States Bancorp, Inc.	1,052	19,378
MidWestOne Financial Group, Inc.	488	14,757
MVB Financial Corp.	145	3,538
National Bank Holdings Corp., Class A	985	38,632
NB Bancorp, Inc.	2,923	55,215
NBT Bancorp, Inc.	1,226	54,275
Nicolet Bankshares, Inc.	535	73,985
Northeast Bank	563	62,245
Northfield Bancorp, Inc.	1,268	15,026
Northrim BanCorp, Inc.	128	12,036
Northwest Bancshares, Inc.	3,527	44,617
OceanFirst Financial Corp.	1,395	25,654
OFG Bancorp	3,234	144,721
Old National Bancorp	10,977	251,264
Old Second Bancorp, Inc.	3,160	58,334
Orange County Bancorp, Inc.	134	3,575
Origin Bancorp, Inc.	1,250	48,612
Orrstown Financial Services, Inc.	418	14,567
Pacific Premier Bancorp, Inc.	6,638	162,565
Park National Corp.	449	77,125
Parke Bancorp, Inc.	239	5,389
Pathward Financial, Inc.	1,920	152,582
PCB Bancorp	619	13,680
Peapack-Gladstone Financial Corp.	790	22,918
Peoples Bancorp, Inc.	1,838	56,868
Peoples Financial Services Corp.	302	15,828
Pinnacle Financial Partners, Inc.	1,949	189,482
5

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
PNC Financial Services Group, Inc.	7,372	$1,529,248
Popular, Inc.	2,246	282,187
Preferred Bank	914	86,282
Primis Financial Corp.	314	3,595
Prosperity Bancshares, Inc.	1,463	101,137
Provident Financial Services, Inc.	3,815	75,690
QCR Holdings, Inc.	1,010	79,164
RBB Bancorp	596	12,057
Red River Bancshares, Inc.	207	13,538
Regions Financial Corp.	25,420	696,254
Renasant Corp.	2,962	115,903
Republic Bancorp, Inc., Class A	412	31,617
S&T Bancorp, Inc.	1,058	41,802
Seacoast Banking Corp. of Florida	3,037	94,481
ServisFirst Bancshares, Inc.	1,848	162,901
Shore Bancshares, Inc.	441	7,581
Sierra Bancorp	568	17,415
Simmons First National Corp., Class A	4,534	94,217
SmartFinancial, Inc.	582	21,447
South Plains Financial, Inc.	709	28,807
Southern First Bancshares, Inc.(1)	222	10,012
Southern Missouri Bancorp, Inc.	393	22,611
Southside Bancshares, Inc.	1,340	41,862
SouthState Corp.	2,992	305,364
Stellar Bancorp, Inc.	1,191	36,826
Stock Yards Bancorp, Inc.	1,242	100,242
Synovus Financial Corp.	2,842	146,676
Texas Capital Bancshares, Inc.(1)	1,212	104,923
TFS Financial Corp.	577	8,113
Timberland Bancorp, Inc.	313	10,470
Tompkins Financial Corp.	301	21,112
Towne Bank	2,861	104,970
TriCo Bancshares	1,187	53,914
Triumph Financial, Inc.(1)	318	19,554
Truist Financial Corp.	27,333	1,279,731
TrustCo Bank Corp.	1,026	40,825
Trustmark Corp.	1,450	58,391
U.S. Bancorp	29,401	1,435,651
UMB Financial Corp.	2,555	311,454
United Bankshares, Inc.	2,235	85,690
United Community Banks, Inc.	3,168	105,811
Unity Bancorp, Inc.	332	17,380
Univest Financial Corp.	963	30,498
Valley National Bancorp	15,277	159,797
Veritex Holdings, Inc.	1,610	55,303
WaFd, Inc.	2,781	87,462
Washington Trust Bancorp, Inc.	493	14,953
Webster Financial Corp.	6,178	384,395
Wells Fargo & Co.	46,156	3,793,100
WesBanco, Inc.	3,940	129,232
West BanCorp, Inc.	500	9,980
Westamerica Bancorporation	1,781	89,068
Western Alliance Bancorp	4,275	382,826
6

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Wintrust Financial Corp.	2,729	$374,664
WSFS Financial Corp.	2,703	157,558
Zions Bancorp NA	8,137	472,027
		50,661,743
Beverages — 0.9%
Boston Beer Co., Inc., Class A(1)	191	42,228
Brown-Forman Corp., Class A	472	14,325
Brown-Forman Corp., Class B	2,853	85,419
Celsius Holdings, Inc.(1)	10,782	677,972
Coca-Cola Co.	30,119	2,077,910
Coca-Cola Consolidated, Inc.	3,360	393,926
Constellation Brands, Inc., Class A	2,243	363,231
Keurig Dr. Pepper, Inc.	5,458	158,773
Molson Coors Beverage Co., Class B	8,750	441,788
Monster Beverage Corp.(1)	17,087	1,066,400
National Beverage Corp.	1,738	73,083
PepsiCo, Inc.	18,310	2,721,782
		8,116,837
Biotechnology — 1.9%
AbbVie, Inc.	23,993	5,048,127
Alkermes PLC(1)	9,332	270,348
Amgen, Inc.	8,361	2,405,543
Anika Therapeutics, Inc.(1)	17	159
Arcus Biosciences, Inc.(1)	711	7,529
Biogen, Inc.(1)	1,885	249,235
BioMarin Pharmaceutical, Inc.(1)	2,528	147,307
Catalyst Pharmaceuticals, Inc.(1)	8,290	170,691
CRISPR Therapeutics AG(1)(2)	1,163	60,278
Cullinan Therapeutics, Inc.(1)	2,086	15,728
Denali Therapeutics, Inc.(1)	843	12,873
Dynavax Technologies Corp.(1)	4,847	49,052
Emergent BioSolutions, Inc.(1)	1,311	10,881
Enanta Pharmaceuticals, Inc.(1)	212	1,781
Entrada Therapeutics, Inc.(1)	1,531	8,375
Exelixis, Inc.(1)	17,191	643,287
Gilead Sciences, Inc.	42,756	4,830,145
GRAIL, Inc.(1)	2,186	71,679
Halozyme Therapeutics, Inc.(1)	4,701	343,878
Incyte Corp.(1)	2,121	179,458
iTeos Therapeutics, Inc.(1)	1,269	12,880
Kura Oncology, Inc.(1)	1,022	8,074
MiMedx Group, Inc.(1)	3,049	21,648
Moderna, Inc.(1)	2,809	67,669
Monte Rosa Therapeutics, Inc.(1)(2)	3,151	15,125
Neurocrine Biosciences, Inc.(1)	2,255	314,798
Nkarta, Inc.(1)(2)	785	1,664
Organogenesis Holdings, Inc.(1)(2)	778	4,007
ORIC Pharmaceuticals, Inc.(1)	2,271	23,232
PDL BioPharma, Inc.(1)(2)	752	7
Puma Biotechnology, Inc.(1)	3,628	18,285
Regeneron Pharmaceuticals, Inc.	1,476	857,113
REGENXBIO, Inc.(1)	1,606	14,342
Relay Therapeutics, Inc.(1)	1,875	6,731
7

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Replimune Group, Inc.(1)	1,200	$6,480
Roivant Sciences Ltd.(1)	6,006	71,652
United Therapeutics Corp.(1)	1,463	445,864
Vanda Pharmaceuticals, Inc.(1)	982	4,645
Vaxcyte, Inc.(1)	1,926	59,302
Vertex Pharmaceuticals, Inc.(1)	3,738	1,461,633
Vir Biotechnology, Inc.(1)	5,556	27,447
Voyager Therapeutics, Inc.(1)(2)	3,109	10,446
Xencor, Inc.(1)	1,200	9,756
Zenas Biopharma, Inc.(1)(2)	1,584	25,344
Zymeworks, Inc.(1)	83	1,229
		18,015,727
Broadline Retail — 4.0%
Amazon.com, Inc.(1)	151,066	34,594,114
Dillard's, Inc., Class A(2)	218	116,168
eBay, Inc.	9,088	823,464
Kohl's Corp.	5,840	87,950
Macy's, Inc.	10,794	142,804
MercadoLibre, Inc.(1)	693	1,713,727
Ollie's Bargain Outlet Holdings, Inc.(1)	1,401	177,703
		37,655,930
Building Products — 0.8%
A.O. Smith Corp.	4,916	350,462
AAON, Inc.(2)	1,363	113,061
Advanced Drainage Systems, Inc.	3,482	501,304
Allegion PLC	1,119	190,006
American Woodmark Corp.(1)	543	35,062
Apogee Enterprises, Inc.	1,806	79,419
Armstrong World Industries, Inc.	2,917	571,061
AZZ, Inc.	770	86,925
Builders FirstSource, Inc.(1)	3,010	417,427
Carlisle Cos., Inc.	1,114	429,881
Carrier Global Corp.	4,528	295,226
Fortune Brands Innovations, Inc.	1,184	69,288
Gibraltar Industries, Inc.(1)	1,771	110,847
Griffon Corp.	1,768	134,651
Hayward Holdings, Inc.(1)	2,247	36,132
Insteel Industries, Inc.	1,317	50,546
Janus International Group, Inc.(1)	2,570	26,599
JELD-WEN Holding, Inc.(1)	6,209	39,675
Johnson Controls International PLC	3,907	417,619
Lennox International, Inc.	1,467	818,381
Masterbrand, Inc.(1)	3,300	41,943
Owens Corning	4,736	711,205
Quanex Building Products Corp.	2,877	61,194
Simpson Manufacturing Co., Inc.	1,707	326,242
Tecnoglass, Inc.	1,964	142,547
Trane Technologies PLC	2,997	1,245,553
Trex Co., Inc.(1)	3,888	239,617
UFP Industries, Inc.	2,517	254,141
Zurn Elkay Water Solutions Corp.	2,749	124,695
		7,920,709
8

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Capital Markets — 3.8%
Affiliated Managers Group, Inc.	122	$27,428
Ameriprise Financial, Inc.	4,391	2,260,531
Ares Management Corp., Class A	886	158,771
Artisan Partners Asset Management, Inc., Class A	4,535	212,193
Bank of New York Mellon Corp.	16,513	1,743,773
BGC Group, Inc., Class A	5,615	55,083
Blackrock, Inc.	1,558	1,756,084
Blackstone, Inc.	6,231	1,067,993
Carlyle Group, Inc.	5,733	370,123
Cboe Global Markets, Inc.	899	212,119
Charles Schwab Corp.	31,342	3,003,817
CME Group, Inc.	6,021	1,604,657
Cohen & Steers, Inc.	934	68,985
Coinbase Global, Inc., Class A(1)	2,217	675,165
Diamond Hill Investment Group, Inc.	178	25,945
Evercore, Inc., Class A	743	238,912
FactSet Research Systems, Inc.	609	227,352
Federated Hermes, Inc.	2,049	108,802
Franklin Resources, Inc.	6,296	161,555
Goldman Sachs Group, Inc.	5,361	3,995,285
Hamilton Lane, Inc., Class A	1,037	160,051
Houlihan Lokey, Inc.	893	177,930
Interactive Brokers Group, Inc., Class A	2,696	167,799
Intercontinental Exchange, Inc.	3,075	543,045
Invesco Ltd.	7,777	170,239
Janus Henderson Group PLC	4,060	179,939
Jefferies Financial Group, Inc.	4,168	270,295
KKR & Co., Inc.	8,731	1,217,887
LPL Financial Holdings, Inc.	3,110	1,133,533
MarketAxess Holdings, Inc.	1,172	215,461
Moody's Corp.	1,829	932,351
Morgan Stanley	24,080	3,623,558
MSCI, Inc.	456	258,880
Nasdaq, Inc.	1,113	105,446
Northern Trust Corp.	10,555	1,385,660
Oppenheimer Holdings, Inc., Class A	408	29,609
Piper Sandler Cos.	523	174,572
Raymond James Financial, Inc.	6,777	1,148,295
Robinhood Markets, Inc., Class A(1)	15,662	1,629,318
S&P Global, Inc.	1,727	947,156
SEI Investments Co.	3,977	351,090
State Street Corp.	7,691	884,234
Stifel Financial Corp.	3,125	360,281
StoneX Group, Inc.(1)	2,593	264,927
T. Rowe Price Group, Inc.	7,649	823,185
Tradeweb Markets, Inc., Class A	1,390	171,470
Victory Capital Holdings, Inc., Class A	933	66,504
Virtu Financial, Inc., Class A	2,704	113,352
Virtus Investment Partners, Inc.	407	81,982
WisdomTree, Inc.(2)	7,481	101,816
		35,664,438
9

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Chemicals — 1.4%
AdvanSix, Inc.	1,534	$32,920
Air Products & Chemicals, Inc.	5,229	1,537,901
Albemarle Corp.(2)	2,126	180,540
American Vanguard Corp.(1)	1,244	6,718
Ashland, Inc.	1,009	56,655
Avient Corp.	1,988	74,351
Axalta Coating Systems Ltd.(1)	2,653	82,933
Balchem Corp.	254	41,171
Cabot Corp.	3,388	276,325
CF Industries Holdings, Inc.	10,221	885,445
Core Molding Technologies, Inc.(1)	728	13,978
Corteva, Inc.	14,787	1,097,048
Dow, Inc.	23,103	569,027
DuPont de Nemours, Inc.	6,534	502,595
Eastman Chemical Co.	2,938	206,659
Ecolab, Inc.	1,490	412,790
Ecovyst, Inc.(1)	4,030	36,633
FMC Corp.	4,185	163,634
Hawkins, Inc.	743	124,326
HB Fuller Co.	1,047	63,919
Huntsman Corp.	6,131	68,422
Ingevity Corp.(1)	2,655	154,999
Innospec, Inc.	729	63,853
International Flavors & Fragrances, Inc.	2,462	166,210
Intrepid Potash, Inc.(1)	310	9,433
Koppers Holdings, Inc.	734	21,271
Kronos Worldwide, Inc.	903	5,761
Linde PLC	4,538	2,170,480
LSB Industries, Inc.(1)	4,030	33,530
LyondellBasell Industries NV, Class A	9,664	544,566
Mativ Holdings, Inc.	2,970	37,333
Minerals Technologies, Inc.	1,020	66,759
Mosaic Co.	12,135	405,309
NewMarket Corp.	668	552,409
Olin Corp.	4,800	113,568
Orion SA	2,618	27,620
PPG Industries, Inc.	6,143	683,286
Quaker Chemical Corp.	354	51,355
RPM International, Inc.	4,572	572,917
Sherwin-Williams Co.	3,239	1,184,923
Stepan Co.	581	29,067
Tronox Holdings PLC, Class A	5,103	21,841
Valhi, Inc.	232	3,784
Westlake Corp.	1,649	144,815
		13,499,079
Commercial Services and Supplies — 0.5%
ACCO Brands Corp.	7,467	30,017
Brady Corp., Class A	1,152	89,948
Brink's Co.	1,003	112,376
Cintas Corp.	5,429	1,140,253
Civeo Corp.	1,036	24,605
Clean Harbors, Inc.(1)	1,107	268,127
10

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Copart, Inc.(1)	14,194	$692,809
Ennis, Inc.	1,413	25,816
Healthcare Services Group, Inc.(1)	6,440	100,528
HNI Corp.	2,868	128,888
Interface, Inc.	4,478	119,652
MSA Safety, Inc.	707	120,614
Quad/Graphics, Inc.	1,703	11,342
Republic Services, Inc.	1,221	285,677
Rollins, Inc.	4,622	261,328
Steelcase, Inc., Class A	5,857	98,046
UniFirst Corp.	453	80,553
Veralto Corp.	1,307	138,790
Waste Connections, Inc.	937	173,167
Waste Management, Inc.	5,160	1,168,173
		5,070,709
Communications Equipment — 0.5%
Arista Networks, Inc.(1)	11,576	1,580,703
Aviat Networks, Inc.(1)	963	22,111
BK Technologies Corp.(1)	198	14,014
Ciena Corp.(1)	2,194	206,170
Cisco Systems, Inc.	19,904	1,375,167
F5, Inc.(1)	730	228,592
Motorola Solutions, Inc.	3,011	1,422,577
NETGEAR, Inc.(1)	2,524	68,577
Ubiquiti, Inc.	105	55,454
Viasat, Inc.(1)	9,019	291,584
		5,264,949
Construction and Engineering — 0.7%
Argan, Inc.	1,186	270,669
Centuri Holdings, Inc.(1)(2)	2,294	48,724
Comfort Systems USA, Inc.	2,063	1,451,073
Dycom Industries, Inc.(1)	1,979	499,638
EMCOR Group, Inc.	2,448	1,517,760
Fluor Corp.(1)	2,497	102,427
Granite Construction, Inc.	2,892	311,613
Great Lakes Dredge & Dock Corp.(1)	5,098	59,443
IES Holdings, Inc.(1)	458	159,984
Limbach Holdings, Inc.(1)	840	96,230
MasTec, Inc.(1)	1,138	206,763
Matrix Service Co.(1)	2,159	32,666
NWPX Infrastructure, Inc.(1)	260	13,770
Primoris Services Corp.	3,145	372,840
Quanta Services, Inc.	1,630	616,075
Sterling Infrastructure, Inc.(1)	1,957	545,083
Tutor Perini Corp.(1)	1,023	60,296
Valmont Industries, Inc.	1,123	412,276
WillScot Holdings Corp.	3,489	84,573
		6,861,903
Construction Materials — 0.4%
CRH PLC	13,728	1,550,578
Eagle Materials, Inc.	2,221	512,829
Martin Marietta Materials, Inc.	1,071	660,164
U.S. Lime & Minerals, Inc.	695	87,514
11

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Vulcan Materials Co.	2,947	$858,049
		3,669,134
Consumer Finance — 1.2%
Ally Financial, Inc.	16,147	662,834
American Express Co.	12,500	4,141,000
Atlanticus Holdings Corp.(1)	447	29,815
Bread Financial Holdings, Inc.	1,829	121,062
Capital One Financial Corp.	10,655	2,421,029
Consumer Portfolio Services, Inc.(1)	792	6,328
EZCORP, Inc., Class A(1)(2)	1,486	24,772
FirstCash Holdings, Inc.	655	96,462
Green Dot Corp., Class A(1)	3,970	55,262
LendingClub Corp.(1)	3,059	52,554
Medallion Financial Corp.	2,454	25,914
Navient Corp.	2,414	33,096
Nelnet, Inc., Class A	486	62,504
OneMain Holdings, Inc.	7,260	449,104
PRA Group, Inc.(1)	1,218	20,816
PROG Holdings, Inc.	863	30,412
Regional Management Corp.	404	17,711
SLM Corp.	16,787	525,097
SoFi Technologies, Inc.(1)	21,334	544,870
Synchrony Financial	20,996	1,602,835
World Acceptance Corp.(1)	184	31,543
		10,955,020
Consumer Staples Distribution & Retail — 2.5%
Albertsons Cos., Inc., Class A	2,681	52,172
Andersons, Inc.	2,358	96,442
BJ's Wholesale Club Holdings, Inc.(1)	8,088	790,036
Casey's General Stores, Inc.	1,283	634,469
Costco Wholesale Corp.	8,530	8,046,520
Dollar General Corp.	14,030	1,525,903
Dollar Tree, Inc.(1)	11,446	1,249,560
Grocery Outlet Holding Corp.(1)	2,072	37,524
Ingles Markets, Inc., Class A	923	62,478
Kroger Co.	29,364	1,992,054
Natural Grocers by Vitamin Cottage, Inc.	1,130	43,448
Performance Food Group Co.(1)	3,103	314,644
PriceSmart, Inc.	1,629	174,727
SpartanNash Co.	2,334	62,551
Sprouts Farmers Market, Inc.(1)	6,165	866,429
Sysco Corp.	4,631	372,657
Target Corp.	17,469	1,676,675
United Natural Foods, Inc.(1)	4,732	133,821
Village Super Market, Inc., Class A	707	25,650
Walmart, Inc.	55,924	5,423,509
Weis Markets, Inc.	1,042	74,659
		23,655,928
Containers and Packaging — 0.4%
AptarGroup, Inc.	2,584	359,874
Avery Dennison Corp.	1,398	239,967
Ball Corp.	5,347	281,466
Crown Holdings, Inc.	887	88,150
12

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Graphic Packaging Holding Co.	17,197	$382,977
International Paper Co.	13,283	659,900
Packaging Corp. of America	4,340	945,946
Sealed Air Corp.	2,260	73,382
Smurfit WestRock PLC	12,517	592,805
TriMas Corp.	840	32,483
		3,656,950
Distributors — 0.1%
A-Mark Precious Metals, Inc.	1,133	26,524
Genuine Parts Co.	2,221	309,452
LKQ Corp.	1,931	62,989
Pool Corp.	1,566	486,572
		885,537
Diversified Consumer Services — 0.2%
ADT, Inc.	1,430	12,455
Adtalem Global Education, Inc.(1)	1,717	224,841
American Public Education, Inc.(1)	1,206	36,397
Frontdoor, Inc.(1)	1,798	109,229
Graham Holdings Co., Class B	84	91,228
Grand Canyon Education, Inc.(1)	1,874	377,742
Laureate Education, Inc., Class A(1)	5,849	160,731
Lincoln Educational Services Corp.(1)	1,942	36,529
OneSpaWorld Holdings Ltd.	2,674	60,352
Perdoceo Education Corp.	3,723	121,891
Service Corp. International	1,681	133,219
Strategic Education, Inc.	276	22,453
Stride, Inc.(1)	3,135	511,601
Universal Technical Institute, Inc.(1)	4,651	123,670
		2,022,338
Diversified Telecommunication Services — 1.2%
AT&T, Inc.	190,425	5,577,548
ATN International, Inc.	438	7,446
Cogent Communications Holdings, Inc.	3,009	115,034
Frontier Communications Parent, Inc.(1)	14,710	545,447
Globalstar, Inc.(1)	3,747	112,148
IDT Corp., Class B	973	62,340
Iridium Communications, Inc.	7,198	179,158
Shenandoah Telecommunications Co.	1,954	25,890
Verizon Communications, Inc.	118,286	5,231,790
		11,856,801
Electric Utilities — 1.6%
ALLETE, Inc.	1,332	85,448
Alliant Energy Corp.	1,733	112,766
American Electric Power Co., Inc.	13,756	1,527,191
Constellation Energy Corp.	5,046	1,554,067
Duke Energy Corp.	7,757	950,155
Edison International	9,354	525,040
Entergy Corp.	13,912	1,225,508
Evergy, Inc.	7,368	525,044
Eversource Energy	13,044	835,729
Exelon Corp.	29,585	1,292,273
FirstEnergy Corp.	11,305	493,124
IDACORP, Inc.	1,471	184,022
NextEra Energy, Inc.	9,581	690,311
13

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
NRG Energy, Inc.	4,466	$650,071
OGE Energy Corp.	7,390	330,037
Otter Tail Corp.	1,477	124,053
PG&E Corp.	52,855	807,625
Pinnacle West Capital Corp.	4,802	429,107
Portland General Electric Co.	4,191	179,291
PPL Corp.	19,325	704,783
Southern Co.	7,997	738,123
Xcel Energy, Inc.	12,592	911,535
		14,875,303
Electrical Equipment — 1.0%
Acuity, Inc.	1,246	406,782
AMETEK, Inc.	2,396	442,781
Atkore, Inc.	2,471	143,787
Eaton Corp. PLC	3,968	1,385,387
Emerson Electric Co.	4,216	556,512
GE Vernova, Inc.	5,968	3,658,205
Generac Holdings, Inc.(1)	825	152,831
Hubbell, Inc.	657	283,160
NEXTracker, Inc., Class A(1)	11,787	792,794
nVent Electric PLC	1,051	95,000
Powell Industries, Inc.(2)	763	203,080
Preformed Line Products Co.	289	55,219
Rockwell Automation, Inc.	429	147,331
Shoals Technologies Group, Inc., Class A(1)	5,154	33,553
Sunrun, Inc.(1)	2,181	34,831
Vertiv Holdings Co., Class A	9,314	1,188,001
		9,579,254
Electronic Equipment, Instruments and Components — 1.0%
Amphenol Corp., Class A	8,548	930,535
Arrow Electronics, Inc.(1)	3,363	424,848
Avnet, Inc.	5,533	301,936
Badger Meter, Inc.	447	81,765
Belden, Inc.	287	37,367
Benchmark Electronics, Inc.	2,659	107,929
CDW Corp.	1,624	267,570
Cognex Corp.	3,015	132,479
Corning, Inc.	18,295	1,226,314
CTS Corp.	953	40,493
Daktronics, Inc.(1)	3,388	58,782
ePlus, Inc.	1,577	114,127
Fabrinet(1)	572	189,498
Flex Ltd.(1)	21,795	1,168,648
Ingram Micro Holding Corp.(2)	458	8,963
IPG Photonics Corp.(1)	863	70,611
Itron, Inc.(1)	125	15,368
Jabil, Inc.	5,462	1,118,781
Keysight Technologies, Inc.(1)	2,353	384,551
Kimball Electronics, Inc.(1)	1,852	53,467
Knowles Corp.(1)	1,227	26,196
Littelfuse, Inc.	623	161,874
Methode Electronics, Inc.	1,181	9,129
nLight, Inc.(1)	1,984	57,139
14

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
PC Connection, Inc.	728	$46,745
Plexus Corp.(1)	1,717	235,246
Rogers Corp.(1)	410	32,169
Sanmina Corp.(1)	1,835	215,649
ScanSource, Inc.(1)	1,546	67,483
TD SYNNEX Corp.	1,851	274,078
TE Connectivity PLC	6,758	1,395,527
Teledyne Technologies, Inc.(1)	182	97,947
TTM Technologies, Inc.(1)	5,043	224,767
Vishay Intertechnology, Inc.	3,883	60,031
Vishay Precision Group, Inc.(1)	533	15,148
Vontier Corp.	2,603	111,695
		9,764,855
Energy Equipment and Services — 0.7%
Archrock, Inc.	11,861	293,678
Aris Water Solutions, Inc., Class A	400	9,708
Baker Hughes Co.	28,606	1,298,712
Bristow Group, Inc.(1)	1,506	57,996
Cactus, Inc., Class A	323	13,550
Core Laboratories, Inc.(2)	835	9,611
DMC Global, Inc.(1)	1,056	7,075
Expro Group Holdings NV(1)	3,432	42,797
Halliburton Co.	32,948	748,908
Helix Energy Solutions Group, Inc.(1)	6,329	41,708
Helmerich & Payne, Inc.	6,616	138,208
Innovex International, Inc.(1)	967	16,691
Kodiak Gas Services, Inc.	3,054	109,303
Liberty Energy, Inc., Class A	13,237	148,916
Nabors Industries Ltd.(1)(2)	766	28,557
Noble Corp. PLC	2,474	71,301
NOV, Inc.	15,137	201,171
Oceaneering International, Inc.(1)	9,016	219,990
Oil States International, Inc.(1)	3,362	18,827
Patterson-UTI Energy, Inc.	22,409	130,196
ProFrac Holding Corp., Class A(1)	2,124	8,496
ProPetro Holding Corp.(1)	8,945	45,620
Ranger Energy Services, Inc.	1,723	24,587
RPC, Inc.	7,862	37,502
Schlumberger NV	26,837	988,675
SEACOR Marine Holdings, Inc.(1)	300	1,923
Select Water Solutions, Inc., Class A	3,647	31,073
TechnipFMC PLC	23,799	874,851
TETRA Technologies, Inc.(1)	7,639	35,903
Tidewater, Inc.(1)	3,293	198,239
Transocean Ltd.(1)	21,847	66,196
Valaris Ltd.(1)	2,148	106,691
Weatherford International PLC	5,299	337,573
		6,364,232
Entertainment — 1.3%
Cinemark Holdings, Inc.	2,622	67,648
Electronic Arts, Inc.	2,887	496,420
IMAX Corp.(1)	2,725	77,826
Liberty Media Corp.-Liberty Formula One, Class A(1)	388	34,966
Liberty Media Corp.-Liberty Formula One, Class C(1)	4,018	401,398
15

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Liberty Media Corp.-Liberty Live, Class A(1)	293	$27,724
Liberty Media Corp.-Liberty Live, Class C(1)	686	66,803
Live Nation Entertainment, Inc.(1)	2,346	390,585
Marcus Corp.	1,509	23,299
Netflix, Inc.(1)	5,672	6,853,194
ROBLOX Corp., Class A(1)	102	12,708
Roku, Inc.(1)	2,180	210,501
Sphere Entertainment Co.(1)	1,119	50,702
Take-Two Interactive Software, Inc.(1)	2,922	681,615
Walt Disney Co.	22,005	2,604,952
Warner Bros Discovery, Inc.(1)	42,102	490,067
		12,490,408
Financial Services — 3.3%
Acacia Research Corp.(1)	2,587	8,822
Affirm Holdings, Inc.(1)	3,848	340,394
Alerus Financial Corp.	452	10,066
Apollo Global Management, Inc.	9,223	1,256,449
Berkshire Hathaway, Inc., Class B(1)	14,904	7,496,414
Block, Inc.(1)	2,995	238,522
Cannae Holdings, Inc.	2,822	52,771
Cass Information Systems, Inc.	732	31,564
Corebridge Financial, Inc.	17,997	625,756
Corpay, Inc.(1)	745	242,624
Enact Holdings, Inc.	1,680	63,252
Equitable Holdings, Inc.	17,470	930,452
Essent Group Ltd.	3,550	222,727
Euronet Worldwide, Inc.(1)	659	61,412
Federal Agricultural Mortgage Corp., Class C	664	139,154
Finance of America Cos., Inc., Class A(1)(2)	696	18,590
Fiserv, Inc.(1)	3,665	506,430
International Money Express, Inc.(1)	1,482	21,489
Jack Henry & Associates, Inc.	1,679	274,114
Jackson Financial, Inc., Class A	5,617	554,960
Marqeta, Inc., Class A(1)	5,494	34,969
Mastercard, Inc., Class A	11,460	6,822,023
Merchants Bancorp	1,085	35,176
MGIC Investment Corp.	15,433	429,500
Mr. Cooper Group, Inc.(1)	1,796	338,600
NewtekOne, Inc.	2,601	32,174
NMI Holdings, Inc., Class A(1)	5,173	203,558
Onity Group, Inc.(1)	422	17,458
Payoneer Global, Inc.(1)	23,536	163,575
PayPal Holdings, Inc.(1)	16,460	1,155,327
PennyMac Financial Services, Inc.	1,046	115,165
Radian Group, Inc.	5,193	181,132
Visa, Inc., Class A	24,229	8,523,278
Voya Financial, Inc.	2,531	190,053
Waterstone Financial, Inc.	1,058	15,859
Western Union Co.	7,370	63,898
		31,417,707
Food Products — 0.6%
Archer-Daniels-Midland Co.	12,242	766,839
B&G Foods, Inc.(2)	4,627	20,868
16

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Bunge Global SA	5,140	$432,891
Calavo Growers, Inc.	1,219	33,340
Cal-Maine Foods, Inc.	3,262	377,218
Darling Ingredients, Inc.(1)	4,528	153,771
Dole PLC	1,821	26,805
Flowers Foods, Inc.	8,140	122,425
Fresh Del Monte Produce, Inc.	779	28,262
Hershey Co.	5,912	1,086,330
Hormel Foods Corp.	2,240	56,986
Ingredion, Inc.	4,293	556,115
J&J Snack Foods Corp.	391	43,624
John B Sanfilippo & Son, Inc.	530	34,397
Kraft Heinz Co.	13,962	390,517
Lamb Weston Holdings, Inc.	3,863	222,238
Lifeway Foods, Inc.(1)	293	8,928
Marzetti Co.	297	54,232
Mission Produce, Inc.(1)	437	5,467
Mondelez International, Inc., Class A	9,284	570,409
Pilgrim's Pride Corp.	2,867	127,438
Seaboard Corp.	6	23,815
Seneca Foods Corp., Class A(1)(2)	387	43,808
Tootsie Roll Industries, Inc.(2)	615	24,729
Tyson Foods, Inc., Class A	5,324	302,297
Vital Farms, Inc.(1)	125	6,386
WK Kellogg Co.	5,130	117,580
		5,637,715
Gas Utilities — 0.2%
Atmos Energy Corp.	3,330	553,213
MDU Resources Group, Inc.	12,777	208,137
National Fuel Gas Co.	4,388	380,615
New Jersey Resources Corp.	2,629	124,326
Northwest Natural Holding Co.	1,795	74,546
ONE Gas, Inc.	2,175	166,388
Southwest Gas Holdings, Inc.	2,222	177,493
Spire, Inc.	1,443	110,534
UGI Corp.	6,806	235,760
		2,031,012
Ground Transportation — 1.8%
ArcBest Corp.	1,595	117,647
Covenant Logistics Group, Inc.	1,302	31,417
CSX Corp.	82,777	2,691,080
Heartland Express, Inc.	2,232	19,173
JB Hunt Transport Services, Inc.	4,253	616,642
Knight-Swift Transportation Holdings, Inc.	3,702	162,518
Landstar System, Inc.	2,333	308,726
Lyft, Inc., Class A(1)	30,264	490,882
Marten Transport Ltd.	3,846	45,537
Norfolk Southern Corp.	8,552	2,394,389
Old Dominion Freight Line, Inc.	8,521	1,286,415
PAMT Corp.(1)	3	37
Ryder System, Inc.	3,453	647,507
Saia, Inc.(1)	1,290	382,433
Schneider National, Inc., Class B	2,359	58,314
17

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Uber Technologies, Inc.(1)	31,274	$2,931,937
U-Haul Holding Co.(1)(2)	273	15,711
U-Haul Holding Co.	3,653	190,833
Union Pacific Corp.	19,252	4,304,170
Universal Logistics Holdings, Inc.	451	11,699
Werner Enterprises, Inc.	4,223	121,834
XPO, Inc.(1)	1,820	236,054
		17,064,955
Health Care Equipment and Supplies — 1.7%
Abbott Laboratories	20,830	2,763,308
Align Technology, Inc.(1)	1,186	168,364
AngioDynamics, Inc.(1)	722	7,408
Avanos Medical, Inc.(1)	657	7,845
Baxter International, Inc.	9,147	225,839
Becton Dickinson & Co.	1,516	292,558
Bioventus, Inc., Class A(1)	3,111	23,021
Boston Scientific Corp.(1)	12,112	1,277,816
Cooper Cos., Inc.(1)	3,372	227,256
Dentsply Sirona, Inc.	3,002	42,929
Dexcom, Inc.(1)	11,926	898,505
Edwards Lifesciences Corp.(1)	9,803	797,376
Electromed, Inc.(1)	394	9,744
Globus Medical, Inc., Class A(1)	5,636	345,318
Haemonetics Corp.(1)	989	53,940
Hologic, Inc.(1)	3,341	224,248
IDEXX Laboratories, Inc.(1)	2,784	1,801,498
Inogen, Inc.(1)	174	1,390
Insulet Corp.(1)	516	175,378
Integra LifeSciences Holdings Corp.(1)	5,416	81,944
Intuitive Surgical, Inc.(1)	3,400	1,609,203
Lantheus Holdings, Inc.(1)	4,642	254,846
LivaNova PLC(1)	4,254	239,798
Masimo Corp.(1)	3,071	429,049
Medtronic PLC	11,718	1,087,548
Novocure Ltd.(1)	4,866	59,998
Omnicell, Inc.(1)	939	30,602
OraSure Technologies, Inc.(1)	1,749	5,789
Orthofix Medical, Inc.(1)	1,348	20,193
Penumbra, Inc.(1)	198	53,983
QuidelOrtho Corp.(1)	4,311	123,683
ResMed, Inc.	1,919	526,785
STERIS PLC	1,616	396,017
Stryker Corp.	2,633	1,030,582
Teleflex, Inc.	801	101,254
Utah Medical Products, Inc.	113	7,030
Varex Imaging Corp.(1)	658	7,600
Zimmer Biomet Holdings, Inc.	3,441	365,090
Zimvie, Inc.(1)	1,329	25,091
		15,799,826
Health Care Providers and Services — 1.1%
Acadia Healthcare Co., Inc.(1)	915	21,008
AMN Healthcare Services, Inc.(1)	1,552	32,251
Brookdale Senior Living, Inc.(1)	22,416	172,603
18

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Cardinal Health, Inc.	871	$129,587
Castle Biosciences, Inc.(1)	388	9,316
Cencora, Inc.	3,925	1,144,569
Centene Corp.(1)	27,049	785,503
Chemed Corp.	240	109,908
Cigna Group	1,312	394,741
CorVel Corp.(1)	1,326	118,080
Cross Country Healthcare, Inc.(1)	2,581	34,534
CVS Health Corp.	7,943	581,031
Elevance Health, Inc.	4,685	1,492,875
Encompass Health Corp.	3,085	375,630
Ensign Group, Inc.	1,908	327,756
Fulgent Genetics, Inc.(1)	945	20,951
HCA Healthcare, Inc.	1,526	616,443
Hims & Hers Health, Inc.(1)(2)	5,683	240,675
Humana, Inc.	1,403	426,035
InfuSystem Holdings, Inc.(1)	278	2,997
Joint Corp.(1)	325	3,491
Labcorp Holdings, Inc.	1,087	302,175
McKesson Corp.	1,233	846,627
Molina Healthcare, Inc.(1)	1,427	258,044
National HealthCare Corp.	378	42,895
National Research Corp.	717	10,533
Nutex Health, Inc.(1)(2)	416	34,857
Owens & Minor, Inc.(1)	2,443	11,971
Premier, Inc., Class A(2)	5,447	141,077
UnitedHealth Group, Inc.	4,270	1,323,145
Universal Health Services, Inc., Class B	3,015	547,464
		10,558,772
Health Care Technology — 0.1%
Doximity, Inc., Class A(1)	387	26,293
HealthStream, Inc.	242	6,795
Teladoc Health, Inc.(1)	1,837	14,200
Veeva Systems, Inc., Class A(1)	1,876	505,019
		552,307
Hotels, Restaurants and Leisure — 1.9%
Accel Entertainment, Inc.(1)	4,019	46,580
Airbnb, Inc., Class A(1)	5,759	751,722
BJ's Restaurants, Inc.(1)	1,440	48,326
Bloomin' Brands, Inc.	5,396	39,661
Booking Holdings, Inc.	258	1,444,555
Boyd Gaming Corp.	4,429	380,274
Brightstar Lottery PLC	277	4,609
Brinker International, Inc.	705	109,966
Carnival Corp.(1)	48,982	1,562,036
Cheesecake Factory, Inc.	3,573	219,597
Chipotle Mexican Grill, Inc.(1)	32,900	1,386,406
Churchill Downs, Inc.	1,550	160,781
Cracker Barrel Old Country Store, Inc.(2)	2,026	121,195
Darden Restaurants, Inc.	3,661	757,607
Dave & Buster's Entertainment, Inc.(1)	1,232	31,625
DoorDash, Inc., Class A(1)	3,816	935,874
Dutch Bros, Inc., Class A(1)	1,191	85,550
19

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Expedia Group, Inc.	1,152	$247,450
Golden Entertainment, Inc.	1,527	37,976
Hilton Worldwide Holdings, Inc.	1,485	409,949
Las Vegas Sands Corp.	13,254	763,828
Life Time Group Holdings, Inc.(1)	5,099	142,364
Light & Wonder, Inc., Class A(1)	443	40,964
Marriott International, Inc., Class A	1,793	480,273
McDonald's Corp.	5,184	1,625,391
MGM Resorts International(1)	1,037	41,159
Monarch Casino & Resort, Inc.	574	59,885
Norwegian Cruise Line Holdings Ltd.(1)	32,527	807,971
ONE Group Hospitality, Inc.(1)	584	1,629
Potbelly Corp.(1)	2,608	33,748
RCI Hospitality Holdings, Inc.	492	18,307
Red Rock Resorts, Inc., Class A	2,092	129,432
Royal Caribbean Cruises Ltd.	9,421	3,421,896
Shake Shack, Inc., Class A(1)	952	100,912
Starbucks Corp.	8,652	763,020
Super Group SGHC Ltd.	11,228	130,582
Target Hospitality Corp.(1)	2,028	18,394
Texas Roadhouse, Inc.	4,225	729,024
Vail Resorts, Inc.	443	72,563
Wendy's Co.	3,218	34,143
Wyndham Hotels & Resorts, Inc.	865	74,918
Yum! Brands, Inc.	1,213	178,275
		18,450,417
Household Durables — 0.8%
Bassett Furniture Industries, Inc.	229	3,852
Cavco Industries, Inc.(1)	356	188,854
Century Communities, Inc.	595	39,199
Cricut, Inc., Class A	2,500	14,250
DR Horton, Inc.	5,168	875,873
Ethan Allen Interiors, Inc.	1,647	48,603
Garmin Ltd.	3,506	847,821
Green Brick Partners, Inc.(1)	458	31,987
Helen of Troy Ltd.(1)	1,113	27,324
Hooker Furnishings Corp.	146	1,459
Hovnanian Enterprises, Inc., Class A(1)	429	60,214
Installed Building Products, Inc.	1,286	336,701
KB Home	2,039	129,578
La-Z-Boy, Inc.	1,983	73,311
Legacy Housing Corp.(1)	977	27,302
Lennar Corp., B Shares	222	28,234
Lennar Corp., Class A	6,019	801,370
LGI Homes, Inc.(1)	457	28,293
Lifetime Brands, Inc.(2)	361	1,426
M/I Homes, Inc.(1)	941	138,572
Meritage Homes Corp.	1,486	115,447
Mohawk Industries, Inc.(1)	2,331	309,300
NVR, Inc.(1)	153	1,242,000
PulteGroup, Inc.	8,575	1,132,071
SharkNinja, Inc.(1)	1,509	176,493
Taylor Morrison Home Corp.(1)	1,956	131,776
20

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Toll Brothers, Inc.	4,452	$618,828
TopBuild Corp.(1)	313	131,698
Tri Pointe Homes, Inc.(1)	4,253	150,258
Universal Electronics, Inc.(1)	86	418
		7,712,512
Household Products — 0.7%
Central Garden & Pet Co.(1)	610	22,222
Central Garden & Pet Co., Class A(1)	3,347	110,551
Church & Dwight Co., Inc.	3,546	330,345
Colgate-Palmolive Co.	17,488	1,470,216
Energizer Holdings, Inc.	1,482	40,844
Kimberly-Clark Corp.	7,673	990,891
Oil-Dri Corp. of America	804	47,742
Procter & Gamble Co.	21,042	3,304,436
Reynolds Consumer Products, Inc.	84	1,950
Spectrum Brands Holdings, Inc.	482	27,469
WD-40 Co.	452	97,650
		6,444,316
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp.	32,408	438,804
Clearway Energy, Inc., Class A	894	25,202
Clearway Energy, Inc., Class C	2,406	71,723
Hallador Energy Co.(1)	1,673	27,287
Montauk Renewables, Inc.(1)(2)	1,924	4,137
Ormat Technologies, Inc.	1,105	101,538
Talen Energy Corp.(1)	3,689	1,397,836
Vistra Corp.	8,821	1,668,139
XPLR Infrastructure LP	1,382	14,649
		3,749,315
Industrial Conglomerates — 0.3%
3M Co.	6,105	949,511
Honeywell International, Inc.	7,209	1,582,375
		2,531,886
Insurance — 3.8%
Aflac, Inc.	13,831	1,477,981
Allstate Corp.	9,833	2,000,524
Ambac Financial Group, Inc.(1)	3,049	27,532
American Coastal Insurance Corp., Class C	1,759	19,437
American Financial Group, Inc.	3,800	516,268
American International Group, Inc.	23,301	1,894,837
AMERISAFE, Inc.	751	34,681
Aon PLC, Class A	1,454	533,618
Arch Capital Group Ltd.	11,908	1,089,939
Arthur J Gallagher & Co.	3,060	926,415
Assurant, Inc.	3,349	722,078
Assured Guaranty Ltd.	1,731	142,288
Axis Capital Holdings Ltd.	5,990	590,494
Brighthouse Financial, Inc.(1)	4,531	214,135
Chubb Ltd.	5,274	1,450,719
Cincinnati Financial Corp.	2,676	411,034
CNA Financial Corp.	370	18,333
CNO Financial Group, Inc.	7,126	281,263
Employers Holdings, Inc.	1,202	51,998
21

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Erie Indemnity Co., Class A	360	$127,577
Everest Group Ltd.	1,278	436,923
F&G Annuities & Life, Inc.	985	34,051
Fidelis Insurance Holdings Ltd.	224	3,916
Fidelity National Financial, Inc.	8,926	534,400
First American Financial Corp.	3,297	217,602
Genworth Financial, Inc., Class A(1)	11,546	98,949
Globe Life, Inc.	5,227	731,519
Greenlight Capital Re Ltd., Class A(1)	801	10,325
Hamilton Insurance Group Ltd., Class B(1)	1,942	46,297
Hanover Insurance Group, Inc.	1,641	284,681
Hartford Insurance Group, Inc.	16,901	2,236,171
HCI Group, Inc.	886	147,705
Heritage Insurance Holdings, Inc.(1)	2,041	46,474
Horace Mann Educators Corp.	1,128	51,865
Investors Title Co.	48	11,916
James River Group Holdings Ltd.	743	4,176
Kemper Corp.	1,325	71,086
Kinsale Capital Group, Inc.	647	295,970
Lincoln National Corp.	4,246	182,281
Loews Corp.	5,356	518,461
Markel Group, Inc.(1)	387	758,156
Marsh & McLennan Cos., Inc.	3,696	760,674
Mercury General Corp.	1,929	149,170
MetLife, Inc.	21,053	1,712,872
Old Republic International Corp.	8,530	340,944
Oscar Health, Inc., Class A(1)(2)	17,033	283,770
Palomar Holdings, Inc.(1)	1,836	225,865
Primerica, Inc.	2,205	593,895
Principal Financial Group, Inc.	9,161	737,552
ProAssurance Corp.(1)	1,341	31,929
Progressive Corp.	17,105	4,225,961
Prudential Financial, Inc.	15,029	1,648,080
Reinsurance Group of America, Inc.	2,084	405,942
RenaissanceRe Holdings Ltd.	2,997	728,241
RLI Corp.	1,962	132,886
Safety Insurance Group, Inc.	413	30,566
Selective Insurance Group, Inc.	1,590	124,386
Selectquote, Inc.(1)	7,700	17,402
SiriusPoint Ltd.(1)	9,684	181,284
Skyward Specialty Insurance Group, Inc.(1)	1,702	82,207
Travelers Cos., Inc.	11,205	3,042,270
United Fire Group, Inc.	765	23,516
Universal Insurance Holdings, Inc.	1,633	39,829
Unum Group	9,739	680,367
W.R. Berkley Corp.	8,330	597,178
White Mountains Insurance Group Ltd.	67	122,622
		36,173,483
Interactive Media and Services — 6.7%
Alphabet, Inc., Class A	84,130	17,912,118
Alphabet, Inc., Class C	67,913	14,501,463
Angi, Inc.(1)	1,081	19,155
Cargurus, Inc.(1)	3,620	125,252
22

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Cars.com, Inc.(1)	4,211	$54,954
EverQuote, Inc., Class A(1)	1,782	41,432
IAC, Inc.(1)	2,059	75,401
Match Group, Inc.	1	37
Meta Platforms, Inc., Class A	40,663	30,037,758
Pinterest, Inc., Class A(1)	5,735	210,073
Yelp, Inc.(1)	3,960	125,215
Ziff Davis, Inc.(1)	666	25,448
		63,128,306
IT Services — 0.8%
Accenture PLC, Class A	5,991	1,557,480
Akamai Technologies, Inc.(1)	2,636	208,587
Amdocs Ltd.	1,298	111,070
Cloudflare, Inc., Class A(1)	1,426	297,621
Cognizant Technology Solutions Corp., Class A	11,007	795,256
DXC Technology Co.(1)	14,939	215,869
EPAM Systems, Inc.(1)	860	151,670
Gartner, Inc.(1)	1,190	298,916
GoDaddy, Inc., Class A(1)	3,100	459,761
Hackett Group, Inc.	243	5,059
International Business Machines Corp.	9,794	2,384,741
Kyndryl Holdings, Inc.(1)	17,017	540,970
Snowflake, Inc., Class A(1)	1,195	285,199
TSS, Inc.(1)(2)	461	6,419
Twilio, Inc., Class A(1)	2,522	266,348
VeriSign, Inc.	247	67,522
		7,652,488
Leisure Products — 0.1%
Acushnet Holdings Corp.(2)	1,710	131,071
American Outdoor Brands, Inc.(1)	305	3,184
Brunswick Corp.	1,942	123,492
Clarus Corp.	253	918
Hasbro, Inc.	1,489	120,862
Malibu Boats, Inc., Class A(1)	1,042	34,594
Marine Products Corp.	990	8,643
MasterCraft Boat Holdings, Inc.(1)	673	14,766
Mattel, Inc.(1)	17,910	327,753
Polaris, Inc.(2)	3,347	189,373
Smith & Wesson Brands, Inc.	2,127	17,378
Sturm Ruger & Co., Inc.	1,010	35,017
Topgolf Callaway Brands Corp.(1)	7,601	72,666
YETI Holdings, Inc.(1)	5,816	204,490
		1,284,207
Life Sciences Tools and Services — 0.4%
AbCellera Biologics, Inc.(1)(2)	9,145	38,226
Agilent Technologies, Inc.	1,858	233,476
Azenta, Inc.(1)	675	20,614
Bio-Rad Laboratories, Inc., Class A(1)	331	98,598
Bio-Techne Corp.	1,414	77,247
Bruker Corp.	1,515	51,480
Charles River Laboratories International, Inc.(1)	433	70,713
Cytek Biosciences, Inc.(1)	2,488	10,300
Danaher Corp.	4,281	881,115
23

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
IQVIA Holdings, Inc.(1)	828	$157,991
MaxCyte, Inc.(1)	1,890	2,627
Medpace Holdings, Inc.(1)	601	285,782
Mettler-Toledo International, Inc.(1)	68	88,471
OmniAb, Inc.(1)	182	2
OmniAb, Inc.(1)	182	1
Quanterix Corp.(1)	1,365	6,211
Repligen Corp.(1)	533	65,197
Revvity, Inc.	466	41,991
Seer, Inc.(1)(2)	2,342	4,801
Sotera Health Co.(1)	1,121	18,351
Thermo Fisher Scientific, Inc.	1,560	768,643
Waters Corp.(1)	1,092	329,566
West Pharmaceutical Services, Inc.	1,179	291,154
		3,542,557
Machinery — 2.5%
Aebi Schmidt Holding AG	1,350	16,592
AGCO Corp.	3,756	406,362
Alamo Group, Inc.	139	29,393
Albany International Corp., Class A	1,088	69,099
Allison Transmission Holdings, Inc.	1,321	115,337
Astec Industries, Inc.	1,652	76,471
Atmus Filtration Technologies, Inc.	5,558	247,442
Blue Bird Corp.(1)	2,610	152,398
Caterpillar, Inc.	13,719	5,748,810
Crane Co.	711	131,748
Cummins, Inc.	3,030	1,207,273
Deere & Co.	8,047	3,851,616
Donaldson Co., Inc.	6,021	479,693
Douglas Dynamics, Inc.	1,297	43,670
Dover Corp.	987	176,535
Enerpac Tool Group Corp.	1,645	69,649
Enpro, Inc.	485	106,103
Esab Corp.	283	32,650
ESCO Technologies, Inc.	700	140,637
Flowserve Corp.	2,379	127,657
Franklin Electric Co., Inc.	1,155	113,028
Gates Industrial Corp. PLC(1)	2,322	59,350
Gorman-Rupp Co.	652	27,886
Graco, Inc.	5,179	442,235
Graham Corp.(1)	450	22,073
Greenbrier Cos., Inc.	2,180	101,653
Hillman Solutions Corp.(1)	5,781	57,116
Hyster-Yale, Inc.	559	20,963
Illinois Tool Works, Inc.	4,856	1,285,140
Ingersoll Rand, Inc.	1,772	140,750
ITT, Inc.	1,586	270,016
JBT Marel Corp.	873	125,092
Kadant, Inc.	239	77,264
Kennametal, Inc.	4,930	105,650
Lincoln Electric Holdings, Inc.	1,979	480,165
Lindsay Corp.	547	75,065
Luxfer Holdings PLC	2,129	28,571
24

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Manitowoc Co., Inc.(1)	1,586	$15,701
Middleby Corp.(1)	347	47,487
Miller Industries, Inc.	663	27,906
Mueller Industries, Inc.	4,896	469,722
Mueller Water Products, Inc., Class A	11,670	307,621
NN, Inc.(1)	691	1,776
Omega Flex, Inc.	78	2,753
Oshkosh Corp.	2,158	300,760
Otis Worldwide Corp.	1,700	146,846
PACCAR, Inc.	13,842	1,383,923
Parker-Hannifin Corp.	1,229	933,241
Park-Ohio Holdings Corp.	1,204	24,321
Proto Labs, Inc.(1)	403	20,073
RBC Bearings, Inc.(1)	319	124,397
REV Group, Inc.	4,079	217,044
Snap-on, Inc.	1,769	575,350
Tennant Co.	1,189	97,546
Terex Corp.	4,519	225,679
Timken Co.	2,574	198,790
Titan International, Inc.(1)	4,030	35,545
Toro Co.	6,460	523,648
Trinity Industries, Inc.	5,852	166,314
Watts Water Technologies, Inc., Class A	795	220,136
Westinghouse Air Brake Technologies Corp.	692	133,902
Worthington Enterprises, Inc.	2,855	187,859
Xylem, Inc.	1,888	267,265
		23,316,757
Marine Transportation — 0.1%
Costamare, Inc.	1,893	21,656
Genco Shipping & Trading Ltd.	1,967	33,124
Kirby Corp.(1)	2,606	253,303
Matson, Inc.	2,698	280,727
Pangaea Logistics Solutions Ltd.	2,021	10,772
Safe Bulkers, Inc.(2)	2,798	11,892
		611,474
Media — 0.7%
AMC Networks, Inc., Class A(1)	1,769	12,489
Boston Omaha Corp., Class A(1)	279	3,722
Cable One, Inc.	326	52,642
Charter Communications, Inc., Class A(1)	1,442	382,966
Comcast Corp., Class A	101,408	3,444,830
EchoStar Corp., Class A(1)	7,183	443,838
Entravision Communications Corp., Class A	2,377	6,156
Fox Corp., Class A	6,797	405,781
Fox Corp., Class B	4,247	231,674
Gambling.com Group Ltd.(1)	1,426	12,449
Gannett Co., Inc.(1)	4,211	17,307
Liberty Broadband Corp., Class A(1)	453	27,484
Liberty Broadband Corp., Class C(1)	2,780	169,191
New York Times Co., Class A	3,873	231,760
News Corp., Class A	8,739	257,014
News Corp., Class B	2,644	89,552
Nexstar Media Group, Inc., Class A	505	103,288
25

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Paramount Skydance Corp., Class B(1)(2)	9,526	$140,032
PubMatic, Inc., Class A(1)	2,210	19,161
Scholastic Corp.	1,060	27,200
Thryv Holdings, Inc.(1)	568	7,304
Trade Desk, Inc., Class A(1)	2,732	149,331
WideOpenWest, Inc.(1)	2,553	12,995
		6,248,166
Metals and Mining — 0.9%
Alcoa Corp.	4,206	135,391
Alpha Metallurgical Resources, Inc.(1)	976	145,609
Caledonia Mining Corp. PLC	301	7,700
Carpenter Technology Corp.	1,412	340,123
Century Aluminum Co.(1)	1,342	29,967
Cleveland-Cliffs, Inc.(1)	18,770	201,778
Coeur Mining, Inc.(1)	4,989	65,605
Commercial Metals Co.	7,427	428,315
Compass Minerals International, Inc.(1)	4,197	79,953
Freeport-McMoRan, Inc.	52,995	2,352,978
Hecla Mining Co.	11,425	97,227
Kaiser Aluminum Corp.	1,261	98,194
Materion Corp.	317	35,124
McEwen, Inc.(1)	2,899	33,484
Metallus, Inc.(1)	2,117	34,782
Newmont Corp.	16,433	1,222,615
Nucor Corp.	9,344	1,389,733
Olympic Steel, Inc.	801	27,002
Ramaco Resources, Inc., Class A(1)	1,527	39,595
Ramaco Resources, Inc., Class B	370	6,013
Reliance, Inc.	1,832	541,649
Royal Gold, Inc.	1,681	301,874
Ryerson Holding Corp.	2,254	51,391
Steel Dynamics, Inc.	5,673	742,709
SunCoke Energy, Inc.	6,206	47,910
Tredegar Corp.(1)	1,180	9,239
Warrior Met Coal, Inc.	1,680	102,715
Worthington Steel, Inc.	1,930	64,269
		8,632,944
Multi-Utilities — 0.6%
Ameren Corp.	3,677	366,891
Avista Corp.	2,365	86,417
Black Hills Corp.	1,885	112,742
CenterPoint Energy, Inc.	21,203	799,565
CMS Energy Corp.	8,912	637,832
Consolidated Edison, Inc.	8,483	833,285
Dominion Energy, Inc.	21,550	1,290,845
DTE Energy Co.	4,995	682,567
NiSource, Inc.	8,591	363,142
Northwestern Energy Group, Inc.	2,028	116,630
Public Service Enterprise Group, Inc.	2,962	243,862
Sempra	6,720	554,803
Unitil Corp.	689	32,355
		6,120,936
26

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Oil, Gas and Consumable Fuels — 5.2%
Amplify Energy Corp.(1)	2,878	$11,713
Antero Midstream Corp.	18,211	323,974
Antero Resources Corp.(1)	8,867	283,035
APA Corp.	20,685	480,306
Ardmore Shipping Corp.	2,985	34,686
Berry Corp.	3,422	11,429
California Resources Corp.	5,588	277,612
Centrus Energy Corp., Class A(1)(2)	1,380	278,387
Cheniere Energy, Inc.	10,628	2,570,063
Chevron Corp.	28,530	4,581,918
Chord Energy Corp.	2,427	266,703
Civitas Resources, Inc.	5,776	212,441
CNX Resources Corp.(1)	4,925	143,810
Comstock Resources, Inc.(1)(2)	5,198	83,844
ConocoPhillips	40,241	3,982,652
Core Natural Resources, Inc.	2,264	168,125
Coterra Energy, Inc.	35,476	867,033
Crescent Energy Co., Class A	4,639	44,256
CVR Energy, Inc.(1)	2,893	88,208
Devon Energy Corp.	37,814	1,365,085
DHT Holdings, Inc.	11,259	131,955
Diamondback Energy, Inc.	6,235	927,519
Dorian LPG Ltd.	2,695	86,186
DT Midstream, Inc.	3,544	369,214
EOG Resources, Inc.	22,941	2,863,496
EQT Corp.	13,408	695,071
Evolution Petroleum Corp.	3,532	18,225
Expand Energy Corp.	4,919	476,061
Exxon Mobil Corp.	84,902	9,703,450
FutureFuel Corp.	1,729	6,708
Granite Ridge Resources, Inc.	5,812	32,315
Green Plains, Inc.(1)	1,545	17,165
Gulfport Energy Corp.(1)	550	95,716
Hess Midstream LP, Class A	9,492	391,070
HF Sinclair Corp.	4,569	232,471
HighPeak Energy, Inc.(2)	808	6,222
International Seaways, Inc.	3,462	157,244
Kimbell Royalty Partners LP	5,915	82,633
Kinder Morgan, Inc.	34,231	923,552
Kosmos Energy Ltd.(1)	36,452	65,249
Magnolia Oil & Gas Corp., Class A	13,695	340,732
Marathon Petroleum Corp.	7,853	1,411,263
Matador Resources Co.	6,753	340,081
Murphy Oil Corp.	9,725	241,763
Nordic American Tankers Ltd.	12,540	38,999
Northern Oil & Gas, Inc.	7,237	189,320
Occidental Petroleum Corp.	35,331	1,682,109
ONEOK, Inc.	15,681	1,197,715
Ovintiv, Inc.	17,253	726,696
Par Pacific Holdings, Inc.(1)	1,283	44,443
PBF Energy, Inc., Class A	3,913	106,903
Peabody Energy Corp.	7,802	135,755
27

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Permian Resources Corp.	42,118	$601,866
Phillips 66	6,840	913,687
Plains GP Holdings LP, Class A(1)	5,373	103,699
Range Resources Corp.	14,504	497,052
REX American Resources Corp.(1)	564	35,289
Riley Exploration Permian, Inc.	588	17,205
SandRidge Energy, Inc.	2,068	24,485
Scorpio Tankers, Inc.	3,151	158,810
SFL Corp. Ltd.	8,144	66,211
SM Energy Co.	9,441	269,541
Talos Energy, Inc.(1)	9,425	93,119
Targa Resources Corp.	10,637	1,784,463
Teekay Corp. Ltd.	4,643	38,073
Teekay Tankers Ltd., Class A	2,220	109,157
Texas Pacific Land Corp.	573	534,884
VAALCO Energy, Inc.	7,061	27,397
Valero Energy Corp.	7,869	1,196,167
Vital Energy, Inc.(1)	1,814	32,325
Vitesse Energy, Inc.	1,680	44,705
Williams Cos., Inc.	48,841	2,826,917
World Kinect Corp.	969	25,979
		49,213,612
Paper and Forest Products — 0.0%
Clearwater Paper Corp.(1)	1,234	26,617
Louisiana-Pacific Corp.	3,853	366,459
Mercer International, Inc.	2,526	8,412
Sylvamo Corp.	2,010	92,721
		494,209
Passenger Airlines — 0.6%
Alaska Air Group, Inc.(1)	7,918	497,092
Allegiant Travel Co.(1)	1,156	72,435
Delta Air Lines, Inc.	32,517	2,008,900
JetBlue Airways Corp.(1)	7,877	42,142
SkyWest, Inc.(1)	3,102	376,583
Southwest Airlines Co.	11,762	386,970
Sun Country Airlines Holdings, Inc.(1)	4,442	58,856
United Airlines Holdings, Inc.(1)	19,335	2,030,175
		5,473,153
Personal Care Products — 0.1%
Edgewell Personal Care Co.	654	15,709
Estee Lauder Cos., Inc., Class A	1,959	179,699
Interparfums, Inc.	799	91,837
Kenvue, Inc.	13,456	278,674
Lifevantage Corp.(2)	819	10,729
Medifast, Inc.(1)(2)	515	7,225
Nature's Sunshine Products, Inc.(1)	1,149	19,361
Nu Skin Enterprises, Inc., Class A	4,012	48,826
USANA Health Sciences, Inc.(1)	442	14,104
		666,164
Pharmaceuticals — 2.1%
Amphastar Pharmaceuticals, Inc.(1)	855	26,180
Atea Pharmaceuticals, Inc.(1)(2)	3,630	12,197
BioAge Labs, Inc.(1)	1,752	8,637
28

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Bristol-Myers Squibb Co.	29,025	$1,369,399
Collegium Pharmaceutical, Inc.(1)	2,313	89,744
Corcept Therapeutics, Inc.(1)	2,917	203,373
Elanco Animal Health, Inc.(1)	23,158	424,949
Eli Lilly & Co.	7,292	5,341,973
Harmony Biosciences Holdings, Inc.(1)	3,085	113,806
Innoviva, Inc.(1)	4,733	96,695
Jazz Pharmaceuticals PLC(1)	4,101	523,903
Johnson & Johnson	28,783	5,099,484
Ligand Pharmaceuticals, Inc.(1)	480	77,621
Maze Therapeutics, Inc.(1)	235	3,405
Merck & Co., Inc.	17,373	1,461,417
Organon & Co.	1,514	14,262
Pacira BioSciences, Inc.(1)	914	24,376
Perrigo Co. PLC	1,973	46,839
Pfizer, Inc.	75,939	1,880,250
Prestige Consumer Healthcare, Inc.(1)	1,185	80,627
Royalty Pharma PLC, Class A	8,864	318,927
SIGA Technologies, Inc.	2,227	18,685
Supernus Pharmaceuticals, Inc.(1)	1,246	56,220
Theravance Biopharma, Inc.(1)	88	1,221
Viatris, Inc.	59,374	626,396
Zoetis, Inc.	11,649	1,821,904
		19,742,490
Professional Services — 0.7%
Automatic Data Processing, Inc.	6,387	1,941,967
Booz Allen Hamilton Holding Corp.	2,263	246,033
Broadridge Financial Solutions, Inc.	1,351	345,343
Clarivate PLC(1)	10,685	46,480
Conduent, Inc.(1)	13,746	38,214
CRA International, Inc.	443	85,836
CSG Systems International, Inc.	812	52,098
ExlService Holdings, Inc.(1)	1,680	73,550
Exponent, Inc.	2,374	169,456
Franklin Covey Co.(1)	585	11,443
FTI Consulting, Inc.(1)	197	33,222
Genpact Ltd.	1,411	63,975
Heidrick & Struggles International, Inc.	1,277	64,884
IBEX Holdings Ltd.(1)	816	24,096
Insperity, Inc.	1,539	84,984
KBR, Inc.	1,263	63,731
Kelly Services, Inc., Class A	1,355	19,282
Kforce, Inc.	916	29,862
Korn Ferry	2,010	149,021
Legalzoom.com, Inc.(1)	2,616	28,985
ManpowerGroup, Inc.	1,108	46,979
Paychex, Inc.	6,864	957,219
Paycom Software, Inc.	2,275	516,766
Paylocity Holding Corp.(1)	757	135,677
Resources Connection, Inc.	1,465	7,486
Robert Half, Inc.	6,002	223,995
TaskUS, Inc., Class A(1)	952	16,679
TriNet Group, Inc.	700	50,694
29

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
TrueBlue, Inc.(1)	1,245	$7,433
Upwork, Inc.(1)	7,017	107,992
Verisk Analytics, Inc.	3,035	813,744
Verra Mobility Corp.(1)	2,671	66,374
WNS Holdings Ltd.(1)	1,498	113,024
		6,636,524
Real Estate Management and Development — 0.1%
CBRE Group, Inc., Class A(1)	2,746	445,182
CoStar Group, Inc.(1)	4,258	381,048
Forestar Group, Inc.(1)	1,094	30,271
FRP Holdings, Inc.(1)	40	1,028
Howard Hughes Holdings, Inc.(1)	1,759	134,159
Jones Lang LaSalle, Inc.(1)	593	181,203
Kennedy-Wilson Holdings, Inc.	3,861	33,977
Marcus & Millichap, Inc.	1,365	44,485
RE/MAX Holdings, Inc., Class A(1)	648	6,104
Seaport Entertainment Group, Inc.(1)(2)	156	3,894
Zillow Group, Inc., Class A(1)	365	29,740
Zillow Group, Inc., Class C(1)	1,503	126,718
		1,417,809
Semiconductors and Semiconductor Equipment — 9.0%
ACM Research, Inc., Class A(1)	1,253	35,360
Advanced Micro Devices, Inc.(1)	10,071	1,637,847
Alpha & Omega Semiconductor Ltd.(1)	643	18,499
Amkor Technology, Inc.	6,018	145,575
Analog Devices, Inc.	4,914	1,234,937
Applied Materials, Inc.	17,962	2,887,571
Axcelis Technologies, Inc.(1)	1,807	144,632
Broadcom, Inc.	31,606	9,399,308
CEVA, Inc.(1)	370	8,221
Cirrus Logic, Inc.(1)	2,053	234,432
Cohu, Inc.(1)	1,725	34,327
Diodes, Inc.(1)	896	48,774
First Solar, Inc.(1)	2,673	521,743
GLOBALFOUNDRIES, Inc.(1)	1,927	64,343
Ichor Holdings Ltd.(1)	663	11,172
Intel Corp.(1)	79,888	1,945,273
KLA Corp.	3,492	3,045,024
Kulicke & Soffa Industries, Inc.	631	23,663
Lam Research Corp.	42,143	4,220,621
MACOM Technology Solutions Holdings, Inc.(1)	251	32,166
Magnachip Semiconductor Corp.(1)	601	1,893
Marvell Technology, Inc.	5,435	341,671
Micron Technology, Inc.	33,157	3,946,015
Monolithic Power Systems, Inc.	404	337,647
NVE Corp.	259	16,726
NVIDIA Corp.	268,800	46,819,584
NXP Semiconductors NV	1,383	324,798
ON Semiconductor Corp.(1)	12,663	627,958
Onto Innovation, Inc.(1)	731	77,486
Penguin Solutions, Inc.(1)	4,206	101,491
Photronics, Inc.(1)	4,785	108,476
Qorvo, Inc.(1)	2,270	205,889
30

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
QUALCOMM, Inc.	16,976	$2,728,552
Rambus, Inc.(1)	1,432	105,639
SkyWater Technology, Inc.(1)	997	11,954
Skyworks Solutions, Inc.	6,135	459,757
Synaptics, Inc.(1)	508	35,489
Teradyne, Inc.	2,138	252,797
Texas Instruments, Inc.	12,110	2,452,033
Ultra Clean Holdings, Inc.(1)	589	14,148
Universal Display Corp.	902	125,008
		84,788,499
Software — 7.7%
A10 Networks, Inc.	5,326	94,323
Adeia, Inc.	7,177	107,942
Adobe, Inc.(1)	4,334	1,545,938
Appfolio, Inc., Class A(1)	271	75,170
AppLovin Corp., Class A(1)	5,237	2,506,376
Atlassian Corp., Class A(1)	794	141,157
Autodesk, Inc.(1)	2,917	917,980
Cadence Design Systems, Inc.(1)	3,537	1,239,471
Clear Secure, Inc., Class A	3,791	137,651
Commvault Systems, Inc.(1)	1,271	237,226
Crowdstrike Holdings, Inc., Class A(1)	2,161	915,616
Datadog, Inc., Class A(1)	1,457	199,143
Docusign, Inc.(1)	1,998	153,167
Dolby Laboratories, Inc., Class A	1,524	109,240
Fair Isaac Corp.(1)	161	244,984
Fortinet, Inc.(1)	16,817	1,324,675
InterDigital, Inc.	1,441	391,534
Intuit, Inc.	1,891	1,261,297
LiveRamp Holdings, Inc.(1)	1,449	40,456
Manhattan Associates, Inc.(1)	1,370	295,153
Microsoft Corp.	90,298	45,753,094
Olo, Inc., Class A(1)	2,445	25,061
OneSpan, Inc.	2,110	31,914
Oracle Corp.	16,620	3,758,281
Pagaya Technologies Ltd., Class A(1)	3,839	141,582
Palantir Technologies, Inc., Class A(1)	15,825	2,479,936
Palo Alto Networks, Inc.(1)	8,000	1,524,160
Pegasystems, Inc.	5,722	310,190
Progress Software Corp.(1)	642	29,718
Qualys, Inc.(1)	2,341	317,931
Riot Platforms, Inc.(1)	6,474	89,082
Roper Technologies, Inc.	348	183,156
Salesforce, Inc.	6,021	1,542,881
ServiceNow, Inc.(1)	1,803	1,654,180
Strategy, Inc., Class A(1)	3,652	1,221,265
Synopsys, Inc.(1)	1,490	899,245
UiPath, Inc., Class A(1)	6,067	67,465
Workday, Inc., Class A(1)	1,453	335,381
Xperi, Inc.(1)	1,053	6,318
Zoom Communications, Inc., Class A(1)	3,435	279,678
Zscaler, Inc.(1)	299	82,838
		72,671,855
31

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Specialty Retail — 2.8%
1-800-Flowers.com, Inc., Class A(1)(2)	849	$4,754
Abercrombie & Fitch Co., Class A(1)	3,611	337,737
Academy Sports & Outdoors, Inc.	3,804	203,704
Advance Auto Parts, Inc.(2)	1,908	116,369
American Eagle Outfitters, Inc.	14,010	181,289
America's Car-Mart, Inc.(1)	283	12,681
Arhaus, Inc.(1)	2,009	23,566
Arko Corp.	3,379	16,895
Asbury Automotive Group, Inc.(1)	721	181,360
AutoNation, Inc.	398	87,194
AutoZone, Inc.(1)	122	512,221
Best Buy Co., Inc.	8,529	628,076
Buckle, Inc.	2,375	134,401
Build-A-Bear Workshop, Inc.	1,114	67,742
Burlington Stores, Inc.(1)	3,547	1,031,042
Caleres, Inc.	3,007	45,105
CarMax, Inc.	6,206	380,738
Carvana Co.(1)	694	258,112
Cato Corp., Class A(2)	608	2,499
Chewy, Inc., Class A(1)	4,763	195,092
Citi Trends, Inc.(1)	310	11,045
Designer Brands, Inc., Class A(2)	3,573	13,256
Dick's Sporting Goods, Inc.	3,294	700,963
Five Below, Inc.(1)	3,323	482,167
Floor & Decor Holdings, Inc., Class A(1)	3,617	296,305
Foot Locker, Inc.(1)	4,733	116,905
GameStop Corp., Class A(1)	144	3,227
Gap, Inc.	16,876	371,441
Genesco, Inc.(1)	669	21,395
Group 1 Automotive, Inc.	192	89,238
Guess?, Inc.	2,340	39,335
Haverty Furniture Cos., Inc.	552	12,448
Home Depot, Inc.	13,733	5,586,172
Lands' End, Inc.(1)	165	2,369
Lithia Motors, Inc.	631	212,445
Lowe's Cos., Inc.	4,185	1,079,981
MarineMax, Inc.(1)	860	22,661
Murphy USA, Inc.	1,174	442,011
National Vision Holdings, Inc.(1)	585	13,420
ODP Corp.(1)	2,447	49,576
O'Reilly Automotive, Inc.(1)	7,299	756,760
Penske Automotive Group, Inc.	466	85,935
PetMed Express, Inc.(1)	282	866
Ross Stores, Inc.	15,144	2,228,591
Sally Beauty Holdings, Inc.(1)	1,334	18,489
Shoe Carnival, Inc.	492	10,283
Signet Jewelers Ltd.	2,853	251,207
Sonic Automotive, Inc., Class A	509	41,835
TJX Cos., Inc.	29,762	4,065,787
Tractor Supply Co.	25,766	1,591,308
Ulta Beauty, Inc.(1)	2,697	1,328,893
Upbound Group, Inc.	517	13,137
32

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Urban Outfitters, Inc.(1)	3,710	$248,867
Valvoline, Inc.(1)	3,124	121,149
Victoria's Secret & Co.(1)	6,057	139,432
Williams-Sonoma, Inc.	6,630	1,247,700
Zumiez, Inc.(1)	640	11,002
		26,148,178
Technology Hardware, Storage and Peripherals — 4.7%
Apple, Inc.	181,611	42,159,178
Dell Technologies, Inc., Class C	2,087	254,927
Diebold Nixdorf, Inc.(1)	1,740	106,331
Eastman Kodak Co.(1)	2,017	11,900
Hewlett Packard Enterprise Co.	30,838	696,014
HP, Inc.	3,489	99,576
Immersion Corp.	1,954	13,795
NetApp, Inc.	3,602	406,270
Pure Storage, Inc., Class A(1)	4,957	384,713
Sandisk Corp.(1)	4,311	226,198
Seagate Technology Holdings PLC	558	93,409
Super Micro Computer, Inc.(1)(2)	5,250	218,085
Western Digital Corp.	560	44,990
		44,715,386
Textiles, Apparel and Luxury Goods — 0.7%
Carter's, Inc.	2,586	73,856
Columbia Sportswear Co.	1,698	94,613
Crocs, Inc.(1)	3,963	345,574
Deckers Outdoor Corp.(1)	7,190	860,140
G-III Apparel Group Ltd.(1)	2,315	62,505
Hanesbrands, Inc.(1)	4,693	29,613
Kontoor Brands, Inc.	4,021	310,622
Lakeland Industries, Inc.(2)	124	1,884
Levi Strauss & Co., Class A	6,635	148,425
Lululemon Athletica, Inc.(1)	5,840	1,180,848
Movado Group, Inc.	613	11,199
NIKE, Inc., Class B	19,512	1,509,643
Oxford Industries, Inc.	933	41,099
PVH Corp.	2,090	176,229
Ralph Lauren Corp.	1,933	573,966
Rocky Brands, Inc.	110	3,347
Skechers USA, Inc., Class A(1)	4,168	262,917
Tapestry, Inc.	7,010	713,758
Under Armour, Inc., Class A(1)	13,064	65,320
Under Armour, Inc., Class C(1)	8,517	41,904
Unifi, Inc.(1)	394	1,741
VF Corp.	30,702	464,521
		6,973,724
Trading Companies and Distributors — 1.0%
Air Lease Corp.	6,550	394,376
Alta Equipment Group, Inc.(2)	676	5,638
Applied Industrial Technologies, Inc.	1,330	350,561
BlueLinx Holdings, Inc.(1)	680	56,175
Boise Cascade Co.	3,013	262,131
DNOW, Inc.(1)	4,992	79,872
Fastenal Co.	27,940	1,387,500
33

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
FTAI Aviation Ltd.	4,761	$732,480
GATX Corp.	2,235	376,173
Global Industrial Co.	653	24,377
GMS, Inc.(1)	1,838	202,051
Herc Holdings, Inc.	2,484	324,882
Hudson Technologies, Inc.(1)	2,646	26,883
Karat Packaging, Inc.	634	16,028
McGrath RentCorp	431	52,362
MRC Global, Inc.(1)	5,846	88,158
MSC Industrial Direct Co., Inc., Class A	1,550	139,857
NPK International, Inc.(1)	4,951	51,490
QXO, Inc.(1)	6,762	136,119
Rush Enterprises, Inc., Class A	2,743	157,448
Rush Enterprises, Inc., Class B	22	1,277
SiteOne Landscape Supply, Inc.(1)	1,006	144,099
Titan Machinery, Inc.(1)	1,987	39,740
United Rentals, Inc.	2,210	2,113,511
Watsco, Inc.	590	237,404
WESCO International, Inc.	2,508	551,359
WW Grainger, Inc.	1,848	1,872,948
		9,824,899
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp.(1)(2)	1,152	12,142
Water Utilities — 0.0%
Artesian Resources Corp., Class A	194	6,431
Middlesex Water Co.	729	39,031
		45,462
Wireless Telecommunication Services — 0.3%
Array Digital Infrastructure, Inc.	828	44,571
Gogo, Inc.(1)	5,034	55,274
Telephone & Data Systems, Inc.	3,302	132,377
T-Mobile U.S., Inc.	10,515	2,649,675
		2,881,897
TOTAL COMMON STOCKS (Cost $673,547,104)		942,847,016
RIGHTS — 0.0%
Biotechnology — 0.0%
Chinook Therapeutics, Inc.(1)	1,501	15
Mirati Therapeutics, Inc.(1)	667	467
Sage Therapeutics, Inc.(1)	1,513	272
Verve Therapeutics, Inc.(1)	1,431	901
		1,655
Health Care Equipment and Supplies — 0.0%
ABIOMED, Inc.(1)	443	452
TOTAL RIGHTS (Cost $2,093)		2,107
ESCROW INTERESTS(3) — 0.0%
Diversified Telecommunication Services — 0.0%
GCI Liberty, Inc.(1) (Cost $—)	210	2
SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,942,945	3,942,945
34

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio(4)	1,486,466	$1,486,466
TOTAL SHORT-TERM INVESTMENTS (Cost $5,429,411)		5,429,411
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $678,978,608)		948,278,536
OTHER ASSETS AND LIABILITIES — (0.3)%		(2,746,746)
TOTAL NET ASSETS — 100.0%		$945,531,790

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,311,642. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption, or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,430,517, which includes securities collateral of $1,944,051.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$942,847,016	—	—
Rights	2,107	—	—
Escrow Interests	—	$2	—
Short-Term Investments	5,429,411	—	—
	$948,278,534	$2	—

DERIVATIVE INSTRUMENTS
As of period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities.
The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended August 31, 2025.

Type of Risk Exposure
Equity Risk
Net realized gain (loss) on:
Futures contract transactions	$(30,559)

See Notes to Financial Statements.
35

Schedule of Investments - Avantis U.S. Large Cap Value Fund
AUGUST 31, 2025

	Shares	Value
COMMON STOCKS — 99.1%
Aerospace and Defense — 0.8%
ATI, Inc.(1)	16,820	$1,304,223
BWX Technologies, Inc.	10,552	1,709,846
		3,014,069
Air Freight and Logistics — 1.3%
Expeditors International of Washington, Inc.	6,771	816,176
FedEx Corp.	5,846	1,350,835
United Parcel Service, Inc., Class B	28,152	2,461,611
		4,628,622
Automobile Components — 0.4%
Aptiv PLC(1)	1,323	105,218
Autoliv, Inc.	3,802	471,714
BorgWarner, Inc.	16,548	707,593
Lear Corp.	2,267	249,370
		1,533,895
Automobiles — 1.9%
Ford Motor Co.	269,295	3,169,602
General Motors Co.	60,741	3,558,815
Thor Industries, Inc.	1,695	185,772
		6,914,189
Banks — 3.9%
East West Bancorp, Inc.	11,076	1,164,531
First Citizens BancShares, Inc., Class A	462	916,566
JPMorgan Chase & Co.	38,233	11,524,191
Zions Bancorp NA	12,338	715,727
		14,321,015
Beverages — 0.0%
National Beverage Corp.	1,234	51,890
Biotechnology — 1.8%
Exelixis, Inc.(1)	26,716	999,713
Gilead Sciences, Inc.	50,887	5,748,704
		6,748,417
Broadline Retail — 3.4%
Amazon.com, Inc.(1)	52,632	12,052,728
Dillard's, Inc., Class A(2)	377	200,896
Macy's, Inc.	18,401	243,445
		12,497,069
Building Products — 0.8%
Armstrong World Industries, Inc.	4,407	862,758
Lennox International, Inc.	2,011	1,121,857
Owens Corning	5,518	828,638
		2,813,253
Capital Markets — 2.0%
Ameriprise Financial, Inc.	5,856	3,014,727
LPL Financial Holdings, Inc.	2,903	1,058,085
Northern Trust Corp.	15,197	1,995,062
Raymond James Financial, Inc.	8,233	1,395,000
		7,462,874
Chemicals — 0.9%
Cabot Corp.	4,495	366,612
36

Schedule of Investments - Avantis U.S. Large Cap Value Fund

	Shares	Value
CF Industries Holdings, Inc.	15,453	$1,338,693
LyondellBasell Industries NV, Class A	12,915	727,760
NewMarket Corp.	1,239	1,024,604
		3,457,669
Communications Equipment — 0.0%
Ubiquiti, Inc.	315	166,361
Construction and Engineering — 1.2%
Comfort Systems USA, Inc.	1,957	1,376,515
Dycom Industries, Inc.(1)	1,658	418,595
EMCOR Group, Inc.	3,077	1,907,740
Everus Construction Group, Inc.(1)	2,646	207,552
Valmont Industries, Inc.	1,615	592,899
		4,503,301
Construction Materials — 0.2%
Eagle Materials, Inc.	3,665	846,249
Consumer Finance — 1.8%
Ally Financial, Inc.	30,064	1,234,127
American Express Co.	4,532	1,501,361
OneMain Holdings, Inc.	13,730	849,338
SLM Corp.	29,510	923,073
Synchrony Financial	26,891	2,052,859
		6,560,758
Consumer Staples Distribution & Retail — 5.7%
BJ's Wholesale Club Holdings, Inc.(1)	13,351	1,304,126
Costco Wholesale Corp.	9,000	8,489,880
Dollar General Corp.	20,174	2,194,124
Dollar Tree, Inc.(1)	20,485	2,236,347
Kroger Co.	43,521	2,952,465
Sprouts Farmers Market, Inc.(1)	9,778	1,374,200
Target Corp.	26,069	2,502,103
		21,053,245
Containers and Packaging — 0.5%
Graphic Packaging Holding Co.	34,421	766,556
Packaging Corp. of America	4,651	1,013,732
		1,780,288
Distributors — 0.1%
Pool Corp.	1,479	459,540
Diversified Consumer Services — 0.3%
Stride, Inc.(1)	5,907	963,963
Diversified Telecommunication Services — 3.5%
AT&T, Inc.	203,047	5,947,247
Frontier Communications Parent, Inc.(1)	19,319	716,348
Verizon Communications, Inc.	136,636	6,043,410
		12,707,005
Electrical Equipment — 0.3%
NEXTracker, Inc., Class A(1)	15,380	1,034,459
Electronic Equipment, Instruments and Components — 1.2%
Arrow Electronics, Inc.(1)	5,126	647,568
Flex Ltd.(1)	32,918	1,765,063
Insight Enterprises, Inc.(1)	2,128	276,980
Jabil, Inc.	8,267	1,693,330
		4,382,941
37

Schedule of Investments - Avantis U.S. Large Cap Value Fund

	Shares	Value
Energy Equipment and Services — 0.7%
Halliburton Co.	24,149	$548,907
NOV, Inc.	2,970	39,471
TechnipFMC PLC	41,797	1,536,458
Weatherford International PLC	5,643	359,487
		2,484,323
Financial Services — 0.9%
Corebridge Financial, Inc.	28,942	1,006,313
Equitable Holdings, Inc.	15,209	810,031
Jackson Financial, Inc., Class A	9,132	902,242
MGIC Investment Corp.	18,747	521,729
		3,240,315
Food Products — 1.2%
Bunge Global SA	6,287	529,491
Hershey Co.	9,505	1,746,544
Ingredion, Inc.	7,548	977,768
Lamb Weston Holdings, Inc.	14,104	811,403
Pilgrim's Pride Corp.	5,214	231,762
		4,296,968
Ground Transportation — 4.3%
CSX Corp.	99,904	3,247,879
JB Hunt Transport Services, Inc.	4,080	591,559
Landstar System, Inc.	2,223	294,170
Lyft, Inc., Class A(1)	26,856	435,604
Norfolk Southern Corp.	11,653	3,262,607
Old Dominion Freight Line, Inc.	11,471	1,731,777
Ryder System, Inc.	4,110	770,707
Saia, Inc.(1)	1,637	485,305
Schneider National, Inc., Class B	2,178	53,840
Union Pacific Corp.	22,622	5,057,601
		15,931,049
Health Care Equipment and Supplies — 0.5%
Dexcom, Inc.(1)	15,718	1,184,194
IDEXX Laboratories, Inc.(1)	26	16,824
Lantheus Holdings, Inc.(1)	5,759	316,169
Masimo Corp.(1)	3,078	430,028
		1,947,215
Health Care Providers and Services — 0.5%
Centene Corp.(1)	35,687	1,036,350
Universal Health Services, Inc., Class B	4,239	769,718
		1,806,068
Hotels, Restaurants and Leisure — 3.4%
Boyd Gaming Corp.	8,219	705,683
Carnival Corp.(1)	42,521	1,355,995
Chipotle Mexican Grill, Inc.(1)	57,676	2,430,467
Las Vegas Sands Corp.	24,839	1,431,472
Norwegian Cruise Line Holdings Ltd.(1)	54,073	1,343,173
Royal Caribbean Cruises Ltd.	11,494	4,174,851
Texas Roadhouse, Inc.	6,979	1,204,226
		12,645,867
Household Durables — 0.8%
Installed Building Products, Inc.	1,425	373,094
38

Schedule of Investments - Avantis U.S. Large Cap Value Fund

	Shares	Value
NVR, Inc.(1)	134	$1,087,765
PulteGroup, Inc.	10,657	1,406,937
		2,867,796
Independent Power and Renewable Electricity Producers — 0.6%
Talen Energy Corp.(1)	5,490	2,080,271
Insurance — 7.9%
Allstate Corp.	12,973	2,639,357
American Financial Group, Inc.	5,125	696,283
American International Group, Inc.	25,810	2,098,869
Arch Capital Group Ltd.	12,225	1,118,954
Assurant, Inc.	6,137	1,323,199
Axis Capital Holdings Ltd.	11,179	1,102,026
Globe Life, Inc.	7,367	1,031,012
Hartford Insurance Group, Inc.	17,430	2,306,163
MetLife, Inc.	28,482	2,317,296
Primerica, Inc.	4,220	1,136,615
Principal Financial Group, Inc.	8,081	650,601
Progressive Corp.	20,454	5,053,365
Prudential Financial, Inc.	13,396	1,469,005
RenaissanceRe Holdings Ltd.	5,561	1,351,267
Travelers Cos., Inc.	14,304	3,883,679
Unum Group	14,692	1,026,383
		29,204,074
Interactive Media and Services — 6.4%
Alphabet, Inc., Class A	29,531	6,287,445
Alphabet, Inc., Class C	24,099	5,145,860
Meta Platforms, Inc., Class A	16,463	12,161,218
		23,594,523
IT Services — 0.3%
DXC Technology Co.(1)	10,265	148,329
Kyndryl Holdings, Inc.(1)	28,556	907,795
		1,056,124
Leisure Products — 0.2%
Mattel, Inc.(1)	32,174	588,784
Machinery — 3.3%
Caterpillar, Inc.	15,214	6,375,275
Deere & Co.	9,688	4,637,064
Lincoln Electric Holdings, Inc.	2,905	704,840
Toro Co.	4,061	329,185
		12,046,364
Media — 1.1%
Comcast Corp., Class A	115,812	3,934,134
Metals and Mining — 0.6%
Commercial Metals Co.	11,374	655,939
Freeport-McMoRan, Inc.	3,989	177,112
Nucor Corp.	10,213	1,518,979
		2,352,030
Oil, Gas and Consumable Fuels — 12.2%
Antero Midstream Corp.	40,729	724,569
APA Corp.	23,459	544,718
Cheniere Energy, Inc.	13,467	3,256,590
Chevron Corp.	19,316	3,102,150
39

Schedule of Investments - Avantis U.S. Large Cap Value Fund

	Shares	Value
Chord Energy Corp.	3,203	$351,978
Civitas Resources, Inc.	6,913	254,260
ConocoPhillips	36,916	3,653,576
Coterra Energy, Inc.	60,878	1,487,858
Devon Energy Corp.	49,416	1,783,918
Diamondback Energy, Inc.	6,711	998,328
EOG Resources, Inc.	29,150	3,638,503
Exxon Mobil Corp.	80,265	9,173,487
Hess Midstream LP, Class A	16,733	689,400
Magnolia Oil & Gas Corp., Class A	11,204	278,755
Matador Resources Co.	12,970	653,169
Murphy Oil Corp.	9,577	238,084
Occidental Petroleum Corp.	47,215	2,247,906
Ovintiv, Inc.	29,892	1,259,051
Permian Resources Corp.	73,895	1,055,960
Range Resources Corp.	23,337	799,759
SM Energy Co.	6,800	194,140
Targa Resources Corp.	14,243	2,389,406
Valero Energy Corp.	16,495	2,507,405
Williams Cos., Inc.	58,400	3,380,192
		44,663,162
Paper and Forest Products — 0.2%
Louisiana-Pacific Corp.	7,886	750,037
Passenger Airlines — 1.9%
Alaska Air Group, Inc.(1)	17,170	1,077,932
Delta Air Lines, Inc.	48,406	2,990,523
United Airlines Holdings, Inc.(1)	26,538	2,786,490
		6,854,945
Personal Care Products — 0.4%
Estee Lauder Cos., Inc., Class A	17,499	1,605,183
Pharmaceuticals — 2.9%
Elanco Animal Health, Inc.(1)	2,735	50,187
Jazz Pharmaceuticals PLC(1)	6,275	801,631
Merck & Co., Inc.	66,488	5,592,971
Viatris, Inc.	109,186	1,151,912
Zoetis, Inc.	19,722	3,084,521
		10,681,222
Semiconductors and Semiconductor Equipment — 3.4%
Amkor Technology, Inc.	9,491	229,587
Applied Materials, Inc.	10,933	1,757,589
Lam Research Corp.	34,780	3,483,217
Micron Technology, Inc.	12,964	1,542,846
NVIDIA Corp.	28,841	5,023,526
Skyworks Solutions, Inc.	5,929	444,319
		12,481,084
Software — 0.6%
Fortinet, Inc.(1)	17,189	1,353,977
Pegasystems, Inc.	8,424	456,665
Qualys, Inc.(1)	1,860	252,607
		2,063,249
Specialty Retail — 5.1%
Abercrombie & Fitch Co., Class A(1)	4,263	398,718
40

Schedule of Investments - Avantis U.S. Large Cap Value Fund

	Shares	Value
Academy Sports & Outdoors, Inc.	4,257	$227,962
Best Buy Co., Inc.	8,340	614,158
Burlington Stores, Inc.(1)	3,648	1,060,401
Dick's Sporting Goods, Inc.	2,589	550,939
Five Below, Inc.(1)	364	52,816
Gap, Inc.	29,563	650,682
Lithia Motors, Inc.	811	273,047
Murphy USA, Inc.	2,031	764,672
Ross Stores, Inc.	16,653	2,450,655
TJX Cos., Inc.	38,983	5,325,468
Tractor Supply Co.	38,154	2,356,391
Ulta Beauty, Inc.(1)	4,005	1,973,384
Williams-Sonoma, Inc.	10,725	2,018,338
		18,717,631
Technology Hardware, Storage and Peripherals — 3.0%
Apple, Inc.	47,999	11,142,488
Textiles, Apparel and Luxury Goods — 2.2%
Crocs, Inc.(1)	4,081	355,863
Deckers Outdoor Corp.(1)	10,990	1,314,734
Levi Strauss & Co., Class A	4,959	110,933
Lululemon Athletica, Inc.(1)	8,096	1,637,011
NIKE, Inc., Class B	38,611	2,987,333
Ralph Lauren Corp.	3,351	995,012
VF Corp.	51,104	773,204
		8,174,090
Trading Companies and Distributors — 1.5%
Air Lease Corp.	5,865	353,132
Boise Cascade Co.	2,993	260,391
FTAI Aviation Ltd.	6,607	1,016,487
Herc Holdings, Inc.	4,105	536,893
MSC Industrial Direct Co., Inc., Class A	2,570	231,891
United Rentals, Inc.	1,036	990,768
WW Grainger, Inc.	2,081	2,109,093
		5,498,655
Wireless Telecommunication Services — 1.0%
T-Mobile U.S., Inc.	14,601	3,679,306
TOTAL COMMON STOCKS (Cost $310,092,365)		364,288,029
SHORT-TERM INVESTMENTS — 0.9%
Money Market Funds — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,972,096	2,972,096
State Street Navigator Securities Lending Government Money Market Portfolio(3)	204,994	204,994
TOTAL SHORT-TERM INVESTMENTS (Cost $3,177,090)		3,177,090
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $313,269,455)		367,465,119
OTHER ASSETS AND LIABILITIES — 0.0%		(60,970)
TOTAL NET ASSETS — 100.0%		$367,404,149

41

Schedule of Investments - Avantis U.S. Large Cap Value Fund

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	4	September 2025	$1,294,550	$79,194
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $200,896. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $204,994.

FAIR VALUE MEASUREMENTS
As of period end, the fund’s investment securities and other financial instruments were classified as Level 1.

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Equity Risk
Liability Derivatives:
Payable for variation margin on futures contracts*	$9,019
*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended August 31, 2025.

Type of Risk Exposure
Equity Risk
Net realized gain (loss) on:
Futures contract transactions	$86,553

Change in net unrealized appreciation (depreciation) on:
Futures contracts	$63,397

See Notes to Financial Statements.
42

Schedule of Investments - Avantis U.S. Small Cap Equity Fund
AUGUST 31, 2025

	Shares	Value
COMMON STOCKS — 99.9%
Aerospace and Defense — 0.9%
AerSale Corp.(1)	2,509	$21,653
Astronics Corp.(1)	3,599	130,896
Cadre Holdings, Inc.	2,894	89,164
Ducommun, Inc.(1)	1,701	155,165
Innovative Solutions & Support, Inc.(1)	1,295	16,770
Mercury Systems, Inc.(1)	5,037	340,249
National Presto Industries, Inc.	705	73,898
Park Aerospace Corp.	2,220	41,603
V2X, Inc.(1)	2,074	119,255
Virgin Galactic Holdings, Inc.(1)(2)	2,627	8,170
		996,823
Air Freight and Logistics — 0.3%
Hub Group, Inc., Class A	7,102	265,757
Radiant Logistics, Inc.(1)	4,471	28,927
		294,684
Automobile Components — 2.3%
Adient PLC(1)	4,045	100,316
American Axle & Manufacturing Holdings, Inc.(1)	12,174	70,853
Dana, Inc.	20,688	417,070
Fox Factory Holding Corp.(1)	1,916	55,430
Gentherm, Inc.(1)	2,005	73,724
Goodyear Tire & Rubber Co.(1)	35,068	297,376
Holley, Inc.(1)	5,181	21,087
LCI Industries	3,169	334,076
Motorcar Parts of America, Inc.(1)	2,547	37,950
Patrick Industries, Inc.	1,158	129,522
Phinia, Inc.	5,098	298,131
Standard Motor Products, Inc.	1,995	77,426
Stoneridge, Inc.(1)	554	4,598
Strattec Security Corp.(1)	418	27,534
Visteon Corp.	3,537	438,446
XPEL, Inc.(1)	2,642	98,177
		2,481,716
Automobiles — 0.1%
Winnebago Industries, Inc.	1,711	61,562
Banks — 18.3%
1st Source Corp.	2,010	129,484
ACNB Corp.	1,021	46,272
Amalgamated Financial Corp.	2,274	65,696
Amerant Bancorp, Inc.	4,841	104,082
Arrow Financial Corp.	1,515	45,041
Banc of California, Inc.	17,196	290,956
Bancorp, Inc.(1)	5,987	456,449
Bank First Corp.	1,288	167,337
Bank of Hawaii Corp.	4,917	334,946
Bank of Marin Bancorp	1,815	44,540
Bank of NT Butterfield & Son Ltd.	5,692	256,823
Bank7 Corp.	538	26,690
43

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
BankUnited, Inc.	9,463	$370,855
Banner Corp.	3,791	254,111
Bar Harbor Bankshares	1,832	59,119
BayCom Corp.	118	3,571
Berkshire Hills Bancorp, Inc.	5,782	151,084
Blue Ridge Bankshares, Inc.(1)(2)	8,878	35,601
Bridgewater Bancshares, Inc.(1)	2,209	36,183
Brookline Bancorp, Inc.	11,516	126,100
Burke & Herbert Financial Services Corp.	1,700	108,052
Business First Bancshares, Inc.	3,092	77,331
Byline Bancorp, Inc.	3,269	94,507
C&F Financial Corp.	459	33,039
California BanCorp(1)	2,955	49,762
Camden National Corp.	2,038	83,334
Capital Bancorp, Inc.	1,612	54,792
Capital City Bank Group, Inc.	1,687	73,992
Carter Bankshares, Inc.(1)	2,227	43,337
Central Pacific Financial Corp.	3,419	107,083
Chemung Financial Corp.	547	29,494
ChoiceOne Financial Services, Inc.	1,741	53,727
Citizens & Northern Corp.	1,456	29,411
Citizens Financial Services, Inc.	426	25,543
City Holding Co.	1,765	226,767
Civista Bancshares, Inc.	1,592	33,734
CNB Financial Corp.	2,671	70,274
Coastal Financial Corp.(1)	1,817	208,046
Colony Bankcorp, Inc.	2,128	36,559
Columbia Financial, Inc.(1)	3,074	46,202
Community Trust Bancorp, Inc.	2,032	118,709
Community West Bancshares	2,074	44,218
ConnectOne Bancorp, Inc.	5,618	143,821
Customers Bancorp, Inc.(1)	3,990	286,043
CVB Financial Corp.	17,454	351,349
Dime Community Bancshares, Inc.	5,599	172,225
Eagle Bancorp, Inc.	3,822	74,223
Enterprise Financial Services Corp.	4,490	274,968
Equity Bancshares, Inc., Class A	2,110	85,518
Esquire Financial Holdings, Inc.	989	97,021
Farmers National Banc Corp.	4,466	67,794
FB Bancorp, Inc.(1)(2)	2,178	26,092
FB Financial Corp.	4,321	231,951
Financial Institutions, Inc.	2,213	61,234
First Bancorp, Inc.	690	18,754
First Bancorp/Southern Pines NC	5,025	274,315
First Bank	2,735	46,003
First Busey Corp.	10,821	267,279
First Business Financial Services, Inc.	1,022	53,471
First Commonwealth Financial Corp.	12,489	221,680
First Community Bankshares, Inc.	1,937	73,567
First Community Corp.	732	19,962
First Financial Bancorp	11,394	301,713
First Financial Corp.	1,389	81,951
44

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
First Financial Northwest, Inc.(1)	257	$144
First Foundation, Inc.(1)	8,322	49,516
First Internet Bancorp	809	20,318
First Merchants Corp.	7,262	301,518
First Mid Bancshares, Inc.	2,586	104,578
First United Corp.	670	25,038
Firstsun Capital Bancorp(1)	1,406	53,442
Five Star Bancorp	1,922	62,984
Flushing Financial Corp.	3,248	44,692
FS Bancorp, Inc.	102	4,356
German American Bancorp, Inc.	4,333	181,033
Great Southern Bancorp, Inc.	1,214	76,834
Greene County Bancorp, Inc.	22	528
Guaranty Bancshares, Inc.	951	46,732
Hanmi Financial Corp.	4,475	112,591
HarborOne Bancorp, Inc.	3,866	49,717
HBT Financial, Inc.	1,749	46,331
Heritage Commerce Corp.	7,431	76,762
Heritage Financial Corp.	4,175	102,037
Hilltop Holdings, Inc.	4,900	171,892
Hingham Institution For Savings	165	46,883
Home Bancorp, Inc.	904	50,864
HomeTrust Bancshares, Inc.	1,863	77,054
Hope Bancorp, Inc.	14,568	162,142
Horizon Bancorp, Inc.	5,518	93,033
Independent Bank Corp.	6,186	442,361
Independent Bank Corp. (Michigan)	2,609	85,810
Kearny Financial Corp.	5,689	38,401
Lakeland Financial Corp.	3,148	215,481
Live Oak Bancshares, Inc.	3,539	136,924
Mercantile Bank Corp.	2,012	99,091
Meridian Corp.	1,436	22,603
Metrocity Bankshares, Inc.	2,337	69,970
Metropolitan Bank Holding Corp.	1,444	114,639
Mid Penn Bancorp, Inc.	2,262	68,177
Midland States Bancorp, Inc.	2,667	49,126
MidWestOne Financial Group, Inc.	1,880	56,851
MVB Financial Corp.	898	21,911
National Bank Holdings Corp., Class A	4,689	183,903
NB Bancorp, Inc.	4,797	90,615
NBT Bancorp, Inc.	6,309	279,299
Nicolet Bankshares, Inc.(2)	1,812	250,581
Northeast Bank	978	108,128
Northfield Bancorp, Inc.	3,767	44,639
Northrim BanCorp, Inc.	621	58,393
Northwest Bancshares, Inc.	15,736	199,060
OceanFirst Financial Corp.	7,164	131,746
OFG Bancorp	5,748	257,223
Old Second Bancorp, Inc.	6,049	111,665
Orange County Bancorp, Inc.	200	5,336
Origin Bancorp, Inc.	3,898	151,593
Orrstown Financial Services, Inc.	2,275	79,284
45

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
Pacific Premier Bancorp, Inc.	11,876	$290,843
Park National Corp.	1,804	309,873
Pathward Financial, Inc.	3,276	260,344
Peapack-Gladstone Financial Corp.	2,120	61,501
Peoples Bancorp, Inc.	4,429	137,033
Peoples Financial Services Corp.	1,124	58,909
Ponce Financial Group, Inc.(1)	805	11,946
Preferred Bank	1,682	158,781
Primis Financial Corp.	2,396	27,434
Provident Financial Services, Inc.	15,882	315,099
QCR Holdings, Inc.	2,055	161,071
RBB Bancorp	1,432	28,969
Renasant Corp.	5,727	224,098
Republic Bancorp, Inc., Class A	1,147	88,021
S&T Bancorp, Inc.	4,771	188,502
Seacoast Banking Corp. of Florida	10,414	323,980
Shore Bancshares, Inc.	3,990	68,588
Sierra Bancorp	1,643	50,374
Simmons First National Corp., Class A	15,499	322,069
SmartFinancial, Inc.	1,646	60,655
South Plains Financial, Inc.	1,498	60,864
Southern Missouri Bancorp, Inc.	1,198	68,927
Southside Bancshares, Inc.	3,634	113,526
Stellar Bancorp, Inc.	5,658	174,945
Stock Yards Bancorp, Inc.	3,835	309,523
Texas Capital Bancshares, Inc.(1)	144	12,466
Third Coast Bancshares, Inc.(1)	1,576	62,772
Tompkins Financial Corp.	1,672	117,274
Towne Bank	8,408	308,490
TriCo Bancshares	3,370	153,065
Triumph Financial, Inc.(1)	777	47,778
TrustCo Bank Corp.	2,321	92,353
Trustmark Corp.	7,081	285,152
Unity Bancorp, Inc.	1,091	57,114
Univest Financial Corp.	3,536	111,985
Veritex Holdings, Inc.	6,593	226,470
WaFd, Inc.	8,130	255,688
Washington Trust Bancorp, Inc.	2,346	71,154
WesBanco, Inc.	9,951	326,393
Westamerica Bancorporation	3,339	166,983
WSFS Financial Corp.	2,222	129,520
		19,518,148
Beverages — 0.4%
Boston Beer Co., Inc., Class A(1)	896	198,097
MGP Ingredients, Inc.	566	16,737
Vita Coco Co., Inc.(1)	5,503	196,677
Zevia PBC, Class A(1)	4,368	12,230
		423,741
Biotechnology — 3.0%
4D Molecular Therapeutics, Inc.(1)(2)	249	1,534
89bio, Inc.(1)	18,828	170,017
Absci Corp.(1)(2)	2,777	6,637
46

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
ACADIA Pharmaceuticals, Inc.(1)	10,884	$282,875
Adverum Biotechnologies, Inc.(1)(2)	103	317
Agios Pharmaceuticals, Inc.(1)	5,874	221,509
Aligos Therapeutics, Inc.(1)(2)	332	3,503
Anika Therapeutics, Inc.(1)	845	7,926
Annexon, Inc.(1)	7,714	15,891
Arcturus Therapeutics Holdings, Inc.(1)	2,285	38,868
Arcus Biosciences, Inc.(1)	6,675	70,688
Astria Therapeutics, Inc.(1)	1,853	11,452
Aurinia Pharmaceuticals, Inc.(1)	11,332	135,871
Catalyst Pharmaceuticals, Inc.(1)	14,433	297,175
Celldex Therapeutics, Inc.(1)	1,551	34,246
Compass Therapeutics, Inc.(1)(2)	9,496	33,141
Cullinan Therapeutics, Inc.(1)	1,728	13,029
Day One Biopharmaceuticals, Inc.(1)	7,689	57,744
Denali Therapeutics, Inc.(1)	6,986	106,676
Design Therapeutics, Inc.(1)(2)	2,109	11,663
Dianthus Therapeutics, Inc.(1)(2)	1,753	41,318
Dynavax Technologies Corp.(1)	16,992	171,959
Eledon Pharmaceuticals, Inc.(1)(2)	7,314	18,943
Emergent BioSolutions, Inc.(1)	6,826	56,656
Enanta Pharmaceuticals, Inc.(1)	354	2,974
Entrada Therapeutics, Inc.(1)	3,003	16,426
Ideaya Biosciences, Inc.(1)	3,281	80,549
Instil Bio, Inc.(1)(2)	404	10,908
Intellia Therapeutics, Inc.(1)(2)	2,478	28,138
Iovance Biotherapeutics, Inc.(1)(2)	2,445	5,452
iTeos Therapeutics, Inc.(1)	1,232	12,505
Janux Therapeutics, Inc.(1)	2,754	62,571
Jasper Therapeutics, Inc.(1)	47	132
Kodiak Sciences, Inc.(1)	3,752	33,918
Korro Bio, Inc.(1)(2)	744	17,172
Kura Oncology, Inc.(1)	371	2,931
Larimar Therapeutics, Inc.(1)	1,554	5,625
MiMedx Group, Inc.(1)	16,863	119,727
Monte Rosa Therapeutics, Inc.(1)(2)	7,037	33,778
Nkarta, Inc.(1)(2)	404	856
Organogenesis Holdings, Inc.(1)(2)	8,063	41,524
ORIC Pharmaceuticals, Inc.(1)	5,283	54,045
Praxis Precision Medicines, Inc.(1)	662	30,147
Protagonist Therapeutics, Inc.(1)	6,343	374,554
Protara Therapeutics, Inc.(1)	3,240	10,109
Prothena Corp. PLC(1)	5,452	44,706
Puma Biotechnology, Inc.(1)	6,469	32,604
REGENXBIO, Inc.(1)	381	3,402
Relay Therapeutics, Inc.(1)	5,914	21,231
Replimune Group, Inc.(1)	6,358	34,333
47

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
Sagimet Biosciences, Inc., Class A(1)(2)	3,012	$22,620
Solid Biosciences, Inc.(1)	423	2,318
Tourmaline Bio, Inc.(1)	2,600	60,840
Tyra Biosciences, Inc.(1)	731	9,262
Upstream Bio, Inc.(1)	5,295	90,703
Vanda Pharmaceuticals, Inc.(1)	7,009	33,153
Vir Biotechnology, Inc.(1)	12,219	60,362
Voyager Therapeutics, Inc.(1)(2)	2,141	7,194
Xencor, Inc.(1)	7,453	60,593
		3,237,000
Broadline Retail — 0.2%
1stdibs.com, Inc.(1)	113	310
Contextlogic Holdings, Inc.(1)(2)	2,618	19,425
Groupon, Inc.(1)	3,094	80,753
Kohl's Corp.	3,746	56,415
Savers Value Village, Inc.(1)	2,745	33,187
		190,090
Building Products — 1.6%
American Woodmark Corp.(1)	1,509	97,436
Apogee Enterprises, Inc.	1,994	87,686
AZZ, Inc.	2,472	279,064
Gibraltar Industries, Inc.(1)	3,117	195,093
Insteel Industries, Inc.	2,291	87,929
Janus International Group, Inc.(1)	9,404	97,331
JELD-WEN Holding, Inc.(1)	1,023	6,537
Masterbrand, Inc.(1)	15,323	194,755
Quanex Building Products Corp.	2,881	61,279
Resideo Technologies, Inc.(1)	16,253	553,415
		1,660,525
Capital Markets — 1.1%
Acadian Asset Management, Inc.	3,474	177,070
Diamond Hill Investment Group, Inc.	348	50,725
Donnelley Financial Solutions, Inc.(1)	3,343	189,782
Federated Hermes, Inc.	259	13,753
Oppenheimer Holdings, Inc., Class A	1,453	105,444
P10, Inc., Class A	7,969	98,337
StoneX Group, Inc.(1)	1,564	159,794
Virtus Investment Partners, Inc.	845	170,208
WisdomTree, Inc.(2)	16,554	225,300
		1,190,413
Chemicals — 2.7%
AdvanSix, Inc.	2,607	55,946
American Vanguard Corp.(1)	2,260	12,204
Arq, Inc.(1)	3,275	25,283
Ashland, Inc.	2,190	122,969
Aspen Aerogels, Inc.(1)	1,026	7,018
Chemours Co.	15,624	240,610
Core Molding Technologies, Inc.(1)	751	14,419
Ecovyst, Inc.(1)	11,012	100,099
Flotek Industries, Inc.(1)(2)	3,134	37,890
48

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
Hawkins, Inc.	2,018	$337,672
Huntsman Corp.	8,544	95,351
Ingevity Corp.(1)	4,944	288,631
Innospec, Inc.	3,174	278,011
Intrepid Potash, Inc.(1)	1,306	39,742
Koppers Holdings, Inc.	1,426	41,325
Kronos Worldwide, Inc.	1,629	10,393
LSB Industries, Inc.(1)	5,241	43,605
Mativ Holdings, Inc.	2,112	26,548
Minerals Technologies, Inc.	3,362	220,043
Northern Technologies International Corp.	28	207
Orion SA	4,868	51,357
Quaker Chemical Corp.	956	138,687
Rayonier Advanced Materials, Inc.(1)	6,698	37,308
Sensient Technologies Corp.	4,300	487,878
Stepan Co.	1,515	75,795
Tronox Holdings PLC, Class A	8,357	35,768
Valhi, Inc.	85	1,386
		2,826,145
Commercial Services and Supplies — 1.9%
ACCO Brands Corp.	9,125	36,683
Acme United Corp.	9	387
BrightView Holdings, Inc.(1)	7,176	103,334
Civeo Corp.	1,156	27,455
Deluxe Corp.	5,374	105,653
Driven Brands Holdings, Inc.(1)	7,104	130,856
Ennis, Inc.	3,189	58,263
Enviri Corp.(1)	8,923	100,830
Healthcare Services Group, Inc.(1)	9,248	144,361
HNI Corp.	5,514	247,799
Interface, Inc.	7,616	203,500
Liquidity Services, Inc.(1)	3,297	87,667
MillerKnoll, Inc.	7,987	168,606
OPENLANE, Inc.(1)	13,921	402,595
Quad/Graphics, Inc.	4,346	28,944
Steelcase, Inc., Class A	8,779	146,960
Vestis Corp.	13,307	62,277
Virco Mfg. Corp.(2)	583	5,020
		2,061,190
Communications Equipment — 1.8%
ADTRAN Holdings, Inc.(1)	10,497	98,462
Aviat Networks, Inc.(1)	1,479	33,958
BK Technologies Corp.(1)	411	29,091
Calix, Inc.(1)	7,338	436,244
Clearfield, Inc.(1)	1,221	39,829
Digi International, Inc.(1)	4,809	166,969
Harmonic, Inc.(1)	6,862	66,012
Lantronix, Inc.(1)	3,140	15,590
NETGEAR, Inc.(1)	4,025	109,359
NetScout Systems, Inc.(1)	8,789	218,758
49

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
Ribbon Communications, Inc.(1)	8,714	$35,553
Viasat, Inc.(1)	9,465	306,003
Viavi Solutions, Inc.(1)	31,059	350,346
		1,906,174
Construction and Engineering — 1.9%
Ameresco, Inc., Class A(1)	3,185	80,995
Argan, Inc.	1,960	447,311
Centuri Holdings, Inc.(1)(2)	2,315	49,171
Concrete Pumping Holdings, Inc.	2,795	19,453
Everus Construction Group, Inc.(1)	5,934	465,463
Great Lakes Dredge & Dock Corp.(1)	7,763	90,517
Limbach Holdings, Inc.(1)	1,412	161,759
Matrix Service Co.(1)	3,052	46,177
MYR Group, Inc.(1)	1,331	249,256
NWPX Infrastructure, Inc.(1)	1,021	54,072
Orion Group Holdings, Inc.(1)	3,733	27,624
Tutor Perini Corp.(1)	5,641	332,480
		2,024,278
Construction Materials — 0.2%
Smith-Midland Corp.(1)(2)	8	345
U.S. Lime & Minerals, Inc.	1,265	159,289
		159,634
Consumer Finance — 1.6%
Atlanticus Holdings Corp.(1)	804	53,627
Bread Financial Holdings, Inc.	6,453	427,124
Encore Capital Group, Inc.(1)	2,756	115,311
EZCORP, Inc., Class A(1)(2)	6,171	102,871
Green Dot Corp., Class A(1)	5,053	70,338
LendingClub Corp.(1)	14,817	254,556
LendingTree, Inc.(1)	1,011	68,697
Navient Corp.	9,161	125,597
NerdWallet, Inc., Class A(1)	4,889	50,552
Oportun Financial Corp.(1)	4,402	29,097
OppFi, Inc.	3,015	30,783
PRA Group, Inc.(1)	4,882	83,433
PROG Holdings, Inc.	4,761	167,778
Regional Management Corp.	1,045	45,813
World Acceptance Corp.(1)	441	75,601
		1,701,178
Consumer Staples Distribution & Retail — 1.6%
Andersons, Inc.	4,183	171,085
Chefs' Warehouse, Inc.(1)	5,551	350,490
Grocery Outlet Holding Corp.(1)	5,342	96,744
Ingles Markets, Inc., Class A	1,829	123,805
Natural Grocers by Vitamin Cottage, Inc.	1,840	70,748
PriceSmart, Inc.	3,203	343,554
SpartanNash Co.	4,453	119,340
United Natural Foods, Inc.(1)	9,452	267,303
Village Super Market, Inc., Class A	1,208	43,826
50

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
Weis Markets, Inc.	1,788	$128,110
		1,715,005
Containers and Packaging — 0.6%
Greif, Inc., Class A	2,520	164,581
Greif, Inc., Class B	266	18,163
Myers Industries, Inc.	4,032	67,496
O-I Glass, Inc.(1)	18,665	242,458
TriMas Corp.	3,775	145,979
		638,677
Distributors — 0.0%
A-Mark Precious Metals, Inc.	1,031	24,136
Diversified Consumer Services — 1.8%
American Public Education, Inc.(1)	2,207	66,607
Carriage Services, Inc.	1,449	63,437
Coursera, Inc.(1)	13,645	156,918
European Wax Center, Inc., Class A(1)	3,069	13,166
Laureate Education, Inc., Class A(1)	12,314	338,389
Lincoln Educational Services Corp.(1)	4,149	78,043
Matthews International Corp., Class A	3,639	89,410
Mister Car Wash, Inc.(1)	13,797	78,781
OneSpaWorld Holdings Ltd.	13,923	314,242
Perdoceo Education Corp.	8,350	273,379
Strategic Education, Inc.	2,844	231,359
Universal Technical Institute, Inc.(1)	7,442	197,883
		1,901,614
Diversified Telecommunication Services — 0.6%
ATN International, Inc.	219	3,723
Globalstar, Inc.(1)	3,789	113,405
IDT Corp., Class B	2,685	172,028
Iridium Communications, Inc.	10,978	273,242
Liberty Latin America Ltd., Class A(1)	1,271	10,244
Liberty Latin America Ltd., Class C(1)	5,257	43,318
Shenandoah Telecommunications Co.	4,681	62,023
		677,983
Electric Utilities — 0.1%
Hawaiian Electric Industries, Inc.(1)	6,103	79,095
Electrical Equipment — 1.1%
Allient, Inc.	1,914	86,857
Atkore, Inc.	2,994	174,221
Fluence Energy, Inc.(1)(2)	6,380	47,212
FuelCell Energy, Inc.(1)	986	4,141
LSI Industries, Inc.	3,830	87,822
Powell Industries, Inc.(2)	1,308	348,137
Preformed Line Products Co.	399	76,237
Shoals Technologies Group, Inc., Class A(1)	17,532	114,133
Sunrun, Inc.(1)	8,641	137,997
Thermon Group Holdings, Inc.(1)	4,061	107,698
Ultralife Corp.(1)	37	257
		1,184,712
Electronic Equipment, Instruments and Components — 3.0%
908 Devices, Inc.(1)	623	3,894
51

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
Bel Fuse, Inc., Class A(2)	203	$23,229
Bel Fuse, Inc., Class B	1,293	173,986
Benchmark Electronics, Inc.	4,412	179,083
Climb Global Solutions, Inc.	573	70,800
CTS Corp.	3,619	153,771
Daktronics, Inc.(1)	5,912	102,573
ePlus, Inc.	2,070	149,806
Frequency Electronics, Inc.(1)	858	27,671
IPG Photonics Corp.(1)	3,902	319,262
Kimball Electronics, Inc.(1)	2,611	75,380
Knowles Corp.(1)	10,610	226,523
Methode Electronics, Inc.	4,197	32,443
M-Tron Industries, Inc.(1)	298	13,404
Napco Security Technologies, Inc.	1,248	47,486
nLight, Inc.(1)	5,637	162,346
OSI Systems, Inc.(1)	477	109,734
Ouster, Inc.(1)	4,768	136,031
PC Connection, Inc.	1,252	80,391
Richardson Electronics Ltd.	1,498	14,725
Rogers Corp.(1)	1,897	148,839
ScanSource, Inc.(1)	2,333	101,835
TTM Technologies, Inc.(1)	12,824	571,566
Vishay Intertechnology, Inc.	15,584	240,929
Vishay Precision Group, Inc.(1)	1,425	40,498
		3,206,205
Energy Equipment and Services — 2.8%
Aris Water Solutions, Inc., Class A	4,042	98,099
Atlas Energy Solutions, Inc.(2)	8,333	97,580
Bristow Group, Inc.(1)	3,178	122,385
Core Laboratories, Inc.(2)	5,771	66,424
DMC Global, Inc.(1)	266	1,782
Energy Services of America Corp.(2)	1,327	13,522
Expro Group Holdings NV(1)	3,994	49,805
Forum Energy Technologies, Inc.(1)	1,135	30,021
Geospace Technologies Corp.(1)	16	317
Helix Energy Solutions Group, Inc.(1)	13,846	91,245
Helmerich & Payne, Inc.	9,704	202,717
Innovex International, Inc.(1)	5,761	99,435
Kodiak Gas Services, Inc.	1,308	46,813
Liberty Energy, Inc., Class A	17,508	196,965
Nabors Industries Ltd.(1)(2)	597	22,256
Natural Gas Services Group, Inc.	1,632	42,693
Oceaneering International, Inc.(1)	13,801	336,744
Oil States International, Inc.(1)	6,004	33,622
Patterson-UTI Energy, Inc.	18,086	105,080
ProFrac Holding Corp., Class A(1)	1,579	6,316
ProPetro Holding Corp.(1)	10,221	52,127
Ranger Energy Services, Inc.	1,811	25,843
RPC, Inc.	12,430	59,291
52

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
SEACOR Marine Holdings, Inc.(1)	810	$5,192
Seadrill Ltd.(1)	5,627	179,558
Select Water Solutions, Inc., Class A	13,165	112,166
Solaris Energy Infrastructure, Inc., Class A	4,222	133,373
TETRA Technologies, Inc.(1)	14,881	69,941
Tidewater, Inc.(1)	2,531	152,366
Transocean Ltd.(1)	98,284	297,801
Valaris Ltd.(1)	5,254	260,966
		3,012,445
Entertainment — 0.4%
Cinemark Holdings, Inc.	367	9,468
IMAX Corp.(1)	5,421	154,824
Marcus Corp.	3,411	52,666
Skillz, Inc.(1)(2)	213	1,879
Sphere Entertainment Co.(1)	3,289	149,024
Starz Entertainment Corp.(1)	1,765	22,539
		390,400
Financial Services — 2.6%
Acacia Research Corp.(1)	1,380	4,706
Alerus Financial Corp.	2,738	60,975
AvidXchange Holdings, Inc.(1)	11,536	114,668
Cannae Holdings, Inc.	6,986	130,638
Cass Information Systems, Inc.	1,371	59,118
EVERTEC, Inc.	7,744	276,306
Federal Agricultural Mortgage Corp., Class C	1,149	240,796
Finance of America Cos., Inc., Class A(1)(2)	871	23,264
Flywire Corp.(1)	12,148	159,746
International Money Express, Inc.(1)	2,887	41,862
Marqeta, Inc., Class A(1)	56,907	362,213
Merchants Bancorp	3,509	113,762
NCR Atleos Corp.(1)	8,937	354,084
NewtekOne, Inc.	3,016	37,308
NMI Holdings, Inc., Class A(1)	8,061	317,200
Onity Group, Inc.(1)	789	32,641
Payoneer Global, Inc.(1)	41,752	290,176
Paysafe Ltd.(1)	3,968	55,988
Repay Holdings Corp.(1)	9,129	54,044
Velocity Financial, Inc.(1)	1,080	20,606
Waterstone Financial, Inc.	1,419	21,271
		2,771,372
Food Products — 1.3%
Alico, Inc.	694	23,485
B&G Foods, Inc.(2)	6,070	27,376
Calavo Growers, Inc.	1,709	46,741
Fresh Del Monte Produce, Inc.	5,154	186,987
Hain Celestial Group, Inc.(1)	5,989	10,780
J&J Snack Foods Corp.	1,067	119,045
John B Sanfilippo & Son, Inc.	947	61,460
Lifeway Foods, Inc.(1)	604	18,404
Limoneira Co.	1,908	30,070
53

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
Mama's Creations, Inc.(1)	4,133	$32,981
Mission Produce, Inc.(1)	5,542	69,330
Seaboard Corp.	16	63,507
Seneca Foods Corp., Class A(1)	733	82,976
Tootsie Roll Industries, Inc.(2)	1,964	78,973
TreeHouse Foods, Inc.(1)	3,274	60,045
Utz Brands, Inc.	6,223	83,513
Vital Farms, Inc.(1)	3,950	201,806
WK Kellogg Co.	8,476	194,270
		1,391,749
Gas Utilities — 0.1%
Northwest Natural Holding Co.	3,502	145,438
Star Group LP	45	524
		145,962
Ground Transportation — 0.6%
ArcBest Corp.	2,702	199,300
Covenant Logistics Group, Inc.	1,609	38,825
Heartland Express, Inc.	4,804	41,266
Hertz Global Holdings, Inc.(1)(2)	16,123	92,385
Marten Transport Ltd.	5,390	63,818
Universal Logistics Holdings, Inc.	646	16,757
Werner Enterprises, Inc.	7,567	218,308
		670,659
Health Care Equipment and Supplies — 2.4%
AngioDynamics, Inc.(1)	4,841	49,669
Avanos Medical, Inc.(1)	1,865	22,268
Bioventus, Inc., Class A(1)	4,466	33,048
CONMED Corp.	3,565	193,793
Electromed, Inc.(1)	681	16,841
Enovis Corp.(1)	7,000	216,300
Inogen, Inc.(1)	2,116	16,907
Integra LifeSciences Holdings Corp.(1)	7,743	117,152
iRadimed Corp.	921	66,717
Kewaunee Scientific Corp.(1)	340	19,275
LeMaitre Vascular, Inc.	2,556	243,753
LENSAR, Inc.(1)	1,069	13,127
LivaNova PLC(1)	6,563	369,956
Neogen Corp.(1)	6,900	39,675
Novocure Ltd.(1)	15,121	186,442
Omnicell, Inc.(1)	5,689	185,405
OraSure Technologies, Inc.(1)	8,199	27,139
Orthofix Medical, Inc.(1)	4,727	70,810
OrthoPediatrics Corp.(1)	1,466	31,314
Pro-Dex, Inc.(1)(2)	109	5,110
Pulmonx Corp.(1)	35	60
QuidelOrtho Corp.(1)	8,093	232,188
Sensus Healthcare, Inc.(1)(2)	1,242	4,210
SI-BONE, Inc.(1)	3,970	66,180
Sight Sciences, Inc.(1)	94	382
54

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
STAAR Surgical Co.(1)	503	$13,762
Tactile Systems Technology, Inc.(1)	2,597	34,566
UFP Technologies, Inc.(1)	485	101,928
Utah Medical Products, Inc.	395	24,573
Varex Imaging Corp.(1)	5,274	60,915
Zimvie, Inc.(1)	3,559	67,194
Zynex, Inc.(1)(2)	182	298
		2,530,957
Health Care Providers and Services — 1.8%
AdaptHealth Corp.(1)	13,025	123,607
AMN Healthcare Services, Inc.(1)	994	20,655
Ardent Health, Inc.(1)	2,330	29,568
Brookdale Senior Living, Inc.(1)	25,143	193,601
Castle Biosciences, Inc.(1)	2,626	63,050
Concentra Group Holdings Parent, Inc.	9,992	237,810
Cross Country Healthcare, Inc.(1)	765	10,236
Fulgent Genetics, Inc.(1)	1,243	27,557
InfuSystem Holdings, Inc.(1)	2,562	27,619
Joint Corp.(1)	41	440
National HealthCare Corp.	988	112,118
National Research Corp.	883	12,971
Nutex Health, Inc.(1)(2)	524	43,906
Owens & Minor, Inc.(1)	6,991	34,256
Pediatrix Medical Group, Inc.(1)	11,966	205,935
Premier, Inc., Class A(2)	11,706	303,186
Progyny, Inc.(1)	11,002	260,417
RadNet, Inc.(1)	194	13,922
Select Medical Holdings Corp.	13,513	175,804
Talkspace, Inc.(1)	4,173	11,100
		1,907,758
Health Care Technology — 0.4%
American Well Corp., Class A(1)	1,413	9,750
Claritev Corp.(1)	1,022	70,426
GoodRx Holdings, Inc., Class A(1)	937	4,076
Health Catalyst, Inc.(1)	5,627	19,075
HealthStream, Inc.	2,989	83,931
Teladoc Health, Inc.(1)	26,019	201,127
TruBridge, Inc.(1)(2)	2,185	43,613
		431,998
Hotels, Restaurants and Leisure — 2.2%
Accel Entertainment, Inc.(1)	7,589	87,957
Biglari Holdings, Inc., Class A(1)(2)	6	9,370
Biglari Holdings, Inc., Class B(1)	75	23,315
BJ's Restaurants, Inc.(1)	3,057	102,593
Bloomin' Brands, Inc.	2,145	15,766
Cheesecake Factory, Inc.(2)	7,149	439,378
Cracker Barrel Old Country Store, Inc.(2)	3,188	190,706
Dave & Buster's Entertainment, Inc.(1)	2,523	64,765
55

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
El Pollo Loco Holdings, Inc.(1)	2,325	$24,715
First Watch Restaurant Group, Inc.(1)	5,521	104,016
Full House Resorts, Inc.(1)(2)	3,479	12,733
Golden Entertainment, Inc.	2,067	51,406
Marriott Vacations Worldwide Corp.	3,914	305,879
Monarch Casino & Resort, Inc.	1,755	183,099
Portillo's, Inc., Class A(1)(2)	7,395	52,357
Potbelly Corp.(1)	3,981	51,514
Pursuit Attractions & Hospitality, Inc.(1)	2,601	97,017
RCI Hospitality Holdings, Inc.	1,019	37,917
Rush Street Interactive, Inc.(1)	12,447	277,568
Super Group SGHC Ltd.	5,749	66,861
Target Hospitality Corp.(1)	3,133	28,416
Wendy's Co.	14,760	156,604
		2,383,952
Household Durables — 1.4%
Beazer Homes USA, Inc.(1)	3,065	77,115
Century Communities, Inc.	1,442	94,999
Cricut, Inc., Class A	5,030	28,671
Dream Finders Homes, Inc., Class A(1)(2)	1,204	33,459
Ethan Allen Interiors, Inc.	3,105	91,629
Flexsteel Industries, Inc.(2)	423	19,619
Green Brick Partners, Inc.(1)	1,769	123,547
Hamilton Beach Brands Holding Co., Class A	575	8,476
Helen of Troy Ltd.(1)	2,851	69,992
Hooker Furnishings Corp.	966	9,650
Hovnanian Enterprises, Inc., Class A(1)	198	27,791
La-Z-Boy, Inc.	5,279	195,165
Legacy Housing Corp.(1)	1,101	30,767
Leggett & Platt, Inc.	11,954	114,878
LGI Homes, Inc.(1)	1,374	85,064
Lifetime Brands, Inc.(2)	51	201
Lovesac Co.(1)(2)	1,540	29,460
Newell Brands, Inc.	52,256	309,356
Sonos, Inc.(1)	10,475	145,812
Universal Electronics, Inc.(1)	491	2,384
		1,498,035
Household Products — 0.7%
Central Garden & Pet Co.(1)	743	27,067
Central Garden & Pet Co., Class A(1)	6,536	215,884
Energizer Holdings, Inc.	8,873	244,540
Oil-Dri Corp. of America	1,457	86,517
Spectrum Brands Holdings, Inc.	2,985	170,115
		744,123
Independent Power and Renewable Electricity Producers — 0.1%
Hallador Energy Co.(1)	3,754	61,228
Montauk Renewables, Inc.(1)(2)	2,452	5,272
XPLR Infrastructure LP	4,237	44,912
		111,412
56

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
Insurance — 3.5%
Ambac Financial Group, Inc.(1)	4,664	$42,116
American Coastal Insurance Corp., Class C	3,136	34,653
AMERISAFE, Inc.	2,329	107,553
Donegal Group, Inc., Class A	2,334	41,755
eHealth, Inc.(1)	3,328	12,879
Employers Holdings, Inc.	3,028	130,991
Fidelis Insurance Holdings Ltd.	7,515	131,362
Genworth Financial, Inc., Class A(1)	42,008	360,008
GoHealth, Inc., Class A(1)	614	3,137
Greenlight Capital Re Ltd., Class A(1)	2,521	32,496
HCI Group, Inc.	1,305	217,556
Heritage Insurance Holdings, Inc.(1)	4,565	103,945
Hippo Holdings, Inc.(1)	2,400	81,144
Horace Mann Educators Corp.	5,794	266,408
Investors Title Co.	134	33,267
James River Group Holdings Ltd.	4,185	23,520
Kingstone Cos., Inc.(2)	1,743	23,461
Mercury General Corp.	2,611	201,909
Palomar Holdings, Inc.(1)	2,434	299,431
ProAssurance Corp.(1)	6,397	152,313
Root, Inc., Class A(1)	1,385	127,725
Safety Insurance Group, Inc.	1,778	131,590
Selectquote, Inc.(1)	21,465	48,511
SiriusPoint Ltd.(1)	13,468	252,121
Skyward Specialty Insurance Group, Inc.(1)	4,506	217,640
Stewart Information Services Corp.	3,434	250,133
Tiptree, Inc.	2,781	65,214
Trupanion, Inc.(1)	4,006	185,718
United Fire Group, Inc.	2,691	82,721
Universal Insurance Holdings, Inc.	3,248	79,219
		3,740,496
Interactive Media and Services — 1.0%
Cargurus, Inc.(1)	256	8,858
Cars.com, Inc.(1)	7,615	99,376
EverQuote, Inc., Class A(1)	3,108	72,261
Getty Images Holdings, Inc.(1)	7,381	13,581
Shutterstock, Inc.	672	14,065
Taboola.com Ltd.(1)	23,896	79,813
TripAdvisor, Inc.(1)	14,771	257,311
Webtoon Entertainment, Inc.(1)(2)	5,760	83,347
Yelp, Inc.(1)	7,559	239,015
Ziff Davis, Inc.(1)	5,207	198,959
		1,066,586
IT Services — 0.5%
Applied Digital Corp.(1)	22,978	367,189
CSP, Inc.(2)	324	3,907
Fastly, Inc., Class A(1)	15,010	114,226
Hackett Group, Inc.	3,261	67,894
TSS, Inc.(1)(2)	1,756	24,452
		577,668
57

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
Leisure Products — 0.5%
American Outdoor Brands, Inc.(1)	1,754	$18,312
Clarus Corp.	1,628	5,910
Funko, Inc., Class A(1)	3,907	13,518
JAKKS Pacific, Inc.	1,079	19,174
Johnson Outdoors, Inc., Class A	489	19,716
Latham Group, Inc.(1)	4,022	32,297
Malibu Boats, Inc., Class A(1)	2,438	80,941
MasterCraft Boat Holdings, Inc.(1)	2,093	45,920
Polaris, Inc.	1,584	89,623
Smith & Wesson Brands, Inc.	4,134	33,775
Sturm Ruger & Co., Inc.	2,139	74,159
Topgolf Callaway Brands Corp.(1)	3,260	31,166
YETI Holdings, Inc.(1)	1,087	38,219
		502,730
Life Sciences Tools and Services — 0.4%
Azenta, Inc.(1)	5,004	152,822
CryoPort, Inc.(1)	4,331	38,373
Cytek Biosciences, Inc.(1)	12,847	53,187
Ginkgo Bioworks Holdings, Inc.(1)	3,726	47,208
Inotiv, Inc.(1)(2)	3,353	5,666
MaxCyte, Inc.(1)	3,301	4,588
Mesa Laboratories, Inc.(2)	655	44,376
Niagen Bioscience, Inc.(1)	9,352	92,585
Personalis, Inc.(1)(2)	3,492	17,076
Quanterix Corp.(1)	2,354	10,711
		466,592
Machinery — 4.6%
Aebi Schmidt Holding AG	3,952	48,570
AirJoule Technologies Corp.(1)	1,682	7,737
Alamo Group, Inc.	1,290	272,783
Albany International Corp., Class A	3,714	235,876
Astec Industries, Inc.	2,842	131,556
Atmus Filtration Technologies, Inc.	289	12,866
Blue Bird Corp.(1)	2,447	142,880
Columbus McKinnon Corp.	3,317	49,689
Douglas Dynamics, Inc.	2,796	94,141
Eastern Co.(2)	3	71
Energy Recovery, Inc.(1)	5,984	85,033
Enerpac Tool Group Corp.	6,613	279,994
Gorman-Rupp Co.	2,532	108,294
Graham Corp.(1)	1,267	62,146
Greenbrier Cos., Inc.	4,486	209,182
Helios Technologies, Inc.	4,099	222,330
Hillenbrand, Inc.	9,099	231,024
Hillman Solutions Corp.(1)	24,264	239,728
Hyster-Yale, Inc.	1,059	39,713
Kennametal, Inc.	8,290	177,655
L.B. Foster Co., Class A(1)	1,189	30,950
Lindsay Corp.	1,348	184,986
58

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
Luxfer Holdings PLC	2,853	$38,287
Manitowoc Co., Inc.(1)	3,553	35,175
Mayville Engineering Co., Inc.(1)	871	12,717
Miller Industries, Inc.	1,191	50,129
NN, Inc.(1)	4,139	10,637
Omega Flex, Inc.	263	9,284
Park-Ohio Holdings Corp.	342	6,908
Proto Labs, Inc.(1)	3,347	166,714
REV Group, Inc.	6,693	356,135
Standex International Corp.	1,451	296,106
Taylor Devices, Inc.(1)(2)	246	12,054
Tennant Co.	2,346	192,466
Terex Corp.	5,693	284,308
Titan International, Inc.(1)	5,067	44,691
Trinity Industries, Inc.	10,490	298,126
Wabash National Corp.	1,241	13,763
Worthington Enterprises, Inc.	3,309	217,732
		4,912,436
Marine Transportation — 0.1%
Costamare Bulkers Holdings Ltd.(1)	726	7,667
Costamare, Inc.	3,634	41,573
Genco Shipping & Trading Ltd.	4,499	75,763
Pangaea Logistics Solutions Ltd.	2,782	14,828
Safe Bulkers, Inc.(2)	2,321	9,864
		149,695
Media — 1.6%
AMC Networks, Inc., Class A(1)	3,828	27,026
Boston Omaha Corp., Class A(1)	2,824	37,672
Cable One, Inc.	480	77,510
DoubleVerify Holdings, Inc.(1)	17,160	279,193
Emerald Holding, Inc.(2)	2,670	13,751
EW Scripps Co., Class A(1)	6,573	19,653
Gambling.com Group Ltd.(1)	1,719	15,007
Gannett Co., Inc.(1)	17,306	71,128
Gray Media, Inc.	8,951	54,870
Ibotta, Inc., Class A(1)	1,789	48,196
Integral Ad Science Holding Corp.(1)	11,812	106,190
John Wiley & Sons, Inc., Class A	4,723	191,659
Magnite, Inc.(1)	19,850	515,107
National CineMedia, Inc.	7,316	32,117
PubMatic, Inc., Class A(1)	4,935	42,786
Scholastic Corp.	1,017	26,096
Sinclair, Inc.(2)	3,896	56,375
Stagwell, Inc.(1)	8,468	47,760
TechTarget, Inc.(1)	75	443
Thryv Holdings, Inc.(1)	4,969	63,901
WideOpenWest, Inc.(1)	4,300	21,887
		1,748,327
Metals and Mining — 2.1%
Alpha Metallurgical Resources, Inc.(1)	1,325	197,677
59

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
Caledonia Mining Corp. PLC	647	$16,550
Century Aluminum Co.(1)	7,205	160,888
Coeur Mining, Inc.(1)	30,800	405,020
Compass Minerals International, Inc.(1)	4,210	80,200
Dakota Gold Corp.(1)	7,167	29,886
Kaiser Aluminum Corp.	1,614	125,682
Materion Corp.	2,566	284,313
McEwen, Inc.(1)(2)	4,501	51,986
Metallus, Inc.(1)	5,220	85,765
Olympic Steel, Inc.(2)	1,242	41,868
Piedmont Lithium, Inc.(1)	1,783	12,927
Ramaco Resources, Inc., Class A(1)(2)	1,974	51,186
Ramaco Resources, Inc., Class B	410	6,662
Ryerson Holding Corp.	2,757	62,860
SunCoke Energy, Inc.	8,822	68,106
Tredegar Corp.(1)	3,086	24,163
Warrior Met Coal, Inc.	6,576	402,057
Worthington Steel, Inc.	4,688	156,110
		2,263,906
Multi-Utilities — 0.4%
Avista Corp.	8,422	307,740
Unitil Corp.	1,623	76,216
		383,956
Oil, Gas and Consumable Fuels — 3.3%
Amplify Energy Corp.(1)	3,055	12,434
Ardmore Shipping Corp.	1,672	19,429
Berry Corp.	3,553	11,867
BKV Corp.(1)	1,852	43,170
Centrus Energy Corp., Class A(1)(2)	2,359	475,881
Crescent Energy Co., Class A	319	3,043
CVR Energy, Inc.(1)	3,125	95,281
DHT Holdings, Inc.	16,134	189,090
Dorian LPG Ltd.	1,591	50,880
Evolution Petroleum Corp.	3,007	15,516
Excelerate Energy, Inc., Class A	643	15,702
FutureFuel Corp.	2,720	10,554
Gran Tierra Energy, Inc.(1)(2)	3,739	15,367
Granite Ridge Resources, Inc.	6,652	36,985
Green Plains, Inc.(1)	1,539	17,098
HighPeak Energy, Inc.(2)	2,325	17,903
International Seaways, Inc.	4,399	199,803
Kimbell Royalty Partners LP	10,641	148,655
Kosmos Energy Ltd.(1)	33,589	60,124
New Fortress Energy, Inc.	23,775	58,487
Nordic American Tankers Ltd.	8,072	25,104
Northern Oil & Gas, Inc.	12,210	319,414
Par Pacific Holdings, Inc.(1)	5,373	186,121
PBF Energy, Inc., Class A	8,065	220,336
Peabody Energy Corp.	10,669	185,641
PrimeEnergy Resources Corp.(1)(2)	266	40,238
60

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
REX American Resources Corp.(1)	1,976	$123,638
Riley Exploration Permian, Inc.	2,263	66,215
SandRidge Energy, Inc.	3,287	38,918
Scorpio Tankers, Inc.	1,686	84,974
SFL Corp. Ltd.	4,773	38,804
Summit Midstream Corp.(1)	2,135	49,148
Talos Energy, Inc.(1)	13,104	129,468
Teekay Corp. Ltd.	6,066	49,741
Teekay Tankers Ltd., Class A	1,667	81,966
VAALCO Energy, Inc.	3,024	11,733
Vital Energy, Inc.(1)	4,038	71,957
Vitesse Energy, Inc.	3,876	103,140
World Kinect Corp.	6,823	182,925
		3,506,750
Paper and Forest Products — 0.2%
Clearwater Paper Corp.(1)	1,361	29,357
Mercer International, Inc.	4,446	14,805
Sylvamo Corp.	3,652	168,467
		212,629
Passenger Airlines — 0.5%
Allegiant Travel Co.(1)	2,253	141,173
Frontier Group Holdings, Inc.(1)(2)	14,113	69,154
JetBlue Airways Corp.(1)	38,038	203,503
Strata Critical Medical, Inc.(1)	6,337	27,693
Sun Country Airlines Holdings, Inc.(1)	7,812	103,509
		545,032
Personal Care Products — 0.3%
Edgewell Personal Care Co.	5,980	143,639
Honest Co., Inc.(1)	12,483	49,433
Lifevantage Corp.(2)	1,530	20,043
Medifast, Inc.(1)(2)	892	12,515
Nature's Sunshine Products, Inc.(1)	36	607
Nu Skin Enterprises, Inc., Class A	6,462	78,642
USANA Health Sciences, Inc.(1)	890	28,400
		333,279
Pharmaceuticals — 1.8%
Amphastar Pharmaceuticals, Inc.(1)	3,318	101,597
Amylyx Pharmaceuticals, Inc.(1)	7,112	66,711
ANI Pharmaceuticals, Inc.(1)	680	63,580
Arvinas, Inc.(1)	4,045	31,268
Atea Pharmaceuticals, Inc.(1)	6,599	22,173
Collegium Pharmaceutical, Inc.(1)	3,206	124,393
EyePoint Pharmaceuticals, Inc.(1)	6,382	73,840
Fulcrum Therapeutics, Inc.(1)	3,621	23,464
Harmony Biosciences Holdings, Inc.(1)	5,534	204,149
Innoviva, Inc.(1)	7,900	161,397
Ligand Pharmaceuticals, Inc.(1)	2,452	396,513
Nuvation Bio, Inc.(1)(2)	26,142	77,642
Pacira BioSciences, Inc.(1)	7,041	187,783
SIGA Technologies, Inc.	4,736	39,735
61

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
Supernus Pharmaceuticals, Inc.(1)	6,890	$310,877
Terns Pharmaceuticals, Inc.(1)	3,017	20,998
Theravance Biopharma, Inc.(1)	3,256	45,193
Third Harmonic Bio, Inc.(1)	544	16
		1,951,329
Professional Services — 2.9%
Acuren Corp.(1)	6,058	68,274
Asure Software, Inc.(1)	3,217	27,023
BlackSky Technology, Inc.(1)(2)	2,748	48,255
Concentrix Corp.	1,473	77,715
Conduent, Inc.(1)	16,724	46,493
CRA International, Inc.	776	150,358
CSG Systems International, Inc.	3,841	246,439
Franklin Covey Co.(1)	1,387	27,130
Heidrick & Struggles International, Inc.	2,578	130,988
Huron Consulting Group, Inc.(1)	2,056	281,590
IBEX Holdings Ltd.(1)	1,338	39,511
ICF International, Inc.	1,307	128,374
Innodata, Inc.(1)(2)	4,597	174,594
Insperity, Inc.	1,829	100,997
Kelly Services, Inc., Class A	1,043	14,842
Kforce, Inc.	1,476	48,118
Legalzoom.com, Inc.(1)	22,834	253,001
ManpowerGroup, Inc.	2,358	99,979
Mistras Group, Inc.(1)	2,154	20,592
Planet Labs PBC(1)	30,758	218,074
RCM Technologies, Inc.(1)	6	163
Resources Connection, Inc.	2,593	13,250
Skillsoft Corp.(1)	523	8,038
TaskUS, Inc., Class A(1)	2,418	42,363
TrueBlue, Inc.(1)	2,959	17,665
Upwork, Inc.(1)	18,498	284,684
Willdan Group, Inc.(1)	1,632	179,291
WNS Holdings Ltd.(1)	4,884	368,498
		3,116,299
Real Estate Management and Development — 0.9%
Cushman & Wakefield PLC(1)	25,640	404,343
Douglas Elliman, Inc.(1)	4,572	12,436
eXp World Holdings, Inc.(2)	7,764	84,084
Five Point Holdings LLC, Class A(1)	8,138	46,224
Forestar Group, Inc.(1)	1,642	45,434
FRP Holdings, Inc.(1)	1,170	30,069
Kennedy-Wilson Holdings, Inc.	11,688	102,854
Marcus & Millichap, Inc.	2,977	97,020
RMR Group, Inc., Class A	1,095	18,484
Seritage Growth Properties, Class A(1)(2)	2,270	8,331
St. Joe Co.	1,922	96,984
Tejon Ranch Co.(1)	1,950	33,950
		980,213
62

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
Semiconductors and Semiconductor Equipment — 1.9%
ACM Research, Inc., Class A(1)	7,009	$197,794
Aehr Test Systems(1)(2)	2,867	71,532
Alpha & Omega Semiconductor Ltd.(1)	3,010	86,598
Axcelis Technologies, Inc.(1)	940	75,238
CEVA, Inc.(1)	3,067	68,149
Cohu, Inc.(1)	5,076	101,012
Diodes, Inc.(1)	4,667	254,048
FormFactor, Inc.(1)	5,475	159,815
Ichor Holdings Ltd.(1)	4,071	68,596
inTEST Corp.(1)	20	140
Kulicke & Soffa Industries, Inc.	6,234	233,775
Magnachip Semiconductor Corp.(1)	1,295	4,079
Navitas Semiconductor Corp.(1)	16,325	95,665
NVE Corp.	593	38,296
Penguin Solutions, Inc.(1)	6,085	146,831
Photronics, Inc.(1)	7,811	177,075
QuickLogic Corp.(1)	35	180
SolarEdge Technologies, Inc.(1)	2,710	91,652
Ultra Clean Holdings, Inc.(1)	4,311	103,550
Veeco Instruments, Inc.(1)	4,123	101,096
		2,075,121
Software — 3.3%
8x8, Inc.(1)	18,346	36,325
A10 Networks, Inc.	10,616	188,009
Adeia, Inc.	12,929	194,452
Agilysys, Inc.(1)	2,669	291,241
Alarm.com Holdings, Inc.(1)	3,965	232,468
Bit Digital, Inc.(1)(2)	17,200	44,204
Cipher Mining, Inc.(1)(2)	31,484	240,538
Clear Secure, Inc., Class A	132	4,793
CoreCard Corp.(1)(2)	445	12,313
CS Disco, Inc.(1)	55	301
Daily Journal Corp.(1)	137	64,006
EverCommerce, Inc.(1)(2)	1,877	21,679
Expensify, Inc., Class A(1)	7,744	15,178
LiveRamp Holdings, Inc.(1)	7,144	199,461
Mitek Systems, Inc.(1)	5,799	58,976
N-able, Inc.(1)	6,131	49,416
Olo, Inc., Class A(1)	15,068	154,447
ON24, Inc.(1)	4,291	24,545
OneSpan, Inc.	4,869	73,644
Pagaya Technologies Ltd., Class A(1)(2)	5,872	216,559
Progress Software Corp.(1)	5,263	243,624
Rapid7, Inc.(1)	7,722	159,923
Red Violet, Inc.	1,487	74,707
ReposiTrak, Inc.	1,427	23,117
Riot Platforms, Inc.(1)	25,838	355,531
63

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
SEMrush Holdings, Inc., Class A(1)	5,029	$39,729
Silvaco Group, Inc.(1)(2)	145	774
Sprinklr, Inc., Class A(1)	13,373	115,543
Telos Corp.(1)	6,198	38,304
Teradata Corp.(1)	11,501	241,291
Xperi, Inc.(1)	5,286	31,716
Yext, Inc.(1)	12,743	115,834
		3,562,648
Specialty Retail — 2.9%
1-800-Flowers.com, Inc., Class A(1)(2)	1,947	10,903
Advance Auto Parts, Inc.(2)	7,289	444,556
American Eagle Outfitters, Inc.	7,202	93,194
America's Car-Mart, Inc.(1)	885	39,657
Arhaus, Inc.(1)	5,588	65,547
Arko Corp.	6,055	30,275
Barnes & Noble Education, Inc.(1)	1,785	15,405
Buckle, Inc.	4,002	226,473
Build-A-Bear Workshop, Inc.	1,769	107,573
Caleres, Inc.(2)	1,358	20,370
Camping World Holdings, Inc., Class A	7,389	129,381
Citi Trends, Inc.(1)	644	22,946
Designer Brands, Inc., Class A(2)	1,877	6,964
Foot Locker, Inc.(1)	5,261	129,947
Genesco, Inc.(1)	1,527	48,833
Guess?, Inc.	513	8,624
Haverty Furniture Cos., Inc.	1,749	39,440
J Jill, Inc.	919	15,402
Lands' End, Inc.(1)	1,005	14,432
MarineMax, Inc.(1)	1,964	51,751
Monro, Inc.	2,396	39,726
National Vision Holdings, Inc.(1)	9,416	216,003
ODP Corp.(1)	3,063	62,056
OneWater Marine, Inc., Class A(1)(2)	270	4,544
Petco Health & Wellness Co., Inc.(1)	188	750
PetMed Express, Inc.(1)(2)	2,230	6,846
Sally Beauty Holdings, Inc.(1)	10,493	145,433
Shoe Carnival, Inc.	1,366	28,549
Signet Jewelers Ltd.	4,264	375,445
Sonic Automotive, Inc., Class A	1,834	150,737
Stitch Fix, Inc., Class A(1)	11,282	59,682
Tile Shop Holdings, Inc.(1)	1,488	9,241
Upbound Group, Inc.	6,055	153,858
Victoria's Secret & Co.(1)	11,072	254,877
Zumiez, Inc.(1)	726	12,480
		3,041,900
Technology Hardware, Storage and Peripherals — 0.4%
Corsair Gaming, Inc.(1)	6,400	57,152
Diebold Nixdorf, Inc.(1)	3,158	192,985
Eastman Kodak Co.(1)	10,153	59,903
64

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
Immersion Corp.	3,497	$24,689
Xerox Holdings Corp.	10,910	43,422
		378,151
Textiles, Apparel and Luxury Goods — 1.4%
Carter's, Inc.	3,219	91,935
Figs, Inc., Class A(1)	14,900	105,045
G-III Apparel Group Ltd.(1)	5,037	135,999
Hanesbrands, Inc.(1)	41,899	264,383
Lakeland Industries, Inc.(2)	886	13,458
Movado Group, Inc.	1,917	35,024
Oxford Industries, Inc.	1,635	72,022
Rocky Brands, Inc.	394	11,989
Steven Madden Ltd.	5,839	169,564
Superior Group of Cos., Inc.	1,464	19,237
Under Armour, Inc., Class A(1)	20,004	100,020
Under Armour, Inc., Class C(1)	13,606	66,941
Vera Bradley, Inc.(1)	67	139
Wolverine World Wide, Inc.	11,233	358,782
		1,444,538
Trading Companies and Distributors — 1.0%
Alta Equipment Group, Inc.(2)	3,504	29,223
BlueLinx Holdings, Inc.(1)	841	69,475
Custom Truck One Source, Inc.(1)	8,502	52,202
DNOW, Inc.(1)	13,149	210,384
DXP Enterprises, Inc.(1)	1,900	237,272
Global Industrial Co.	533	19,897
Herc Holdings, Inc.	65	8,501
Hudson Technologies, Inc.(1)	833	8,463
Karat Packaging, Inc.	772	19,516
MRC Global, Inc.(1)	10,582	159,577
NPK International, Inc.(1)	8,159	84,854
Titan Machinery, Inc.(1)	2,928	58,560
Willis Lease Finance Corp.	341	50,700
		1,008,624
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp.(1)(2)	2,442	25,739
Water Utilities — 0.4%
Artesian Resources Corp., Class A	539	17,868
California Water Service Group	5,292	248,353
H2O America	888	44,729
Middlesex Water Co.	1,331	71,262
		382,212
Wireless Telecommunication Services — 0.1%
Gogo, Inc.(1)	7,935	87,126
Spok Holdings, Inc.	2,115	38,409
		125,535
TOTAL COMMON STOCKS (Cost $99,733,046)		106,653,941
RIGHTS — 0.0%
Biotechnology — 0.0%
Cargo Therapeutics, Inc.(1)(2)	3,540	322
65

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
Sage Therapeutics, Inc.(1)	6,879	$1,238
Verve Therapeutics, Inc.(1)	10,456	6,588
		8,148
Software — 0.0%
Gen Digital, Inc.(1)	1,147	10,655
TOTAL RIGHTS (Cost $12,621)		18,803
SHORT-TERM INVESTMENTS — 2.7%
Money Market Funds — 2.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	23,431	23,431
State Street Navigator Securities Lending Government Money Market Portfolio(3)	2,897,522	2,897,522
TOTAL SHORT-TERM INVESTMENTS (Cost $2,920,953)		2,920,953
TOTAL INVESTMENT SECURITIES — 102.6% (Cost $102,666,620)		109,593,697
OTHER ASSETS AND LIABILITIES — (2.6)%		(2,777,267)
TOTAL NET ASSETS — 100.0%		$106,816,430

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $4,987,547. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $5,113,524, which includes securities collateral of $2,216,002.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 1.

DERIVATIVE INSTRUMENTS
As of period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended August 31, 2025.

Type of Risk Exposure
Equity Risk
Net realized gain (loss) on:
Futures contract transactions	$60,514

See Notes to Financial Statements.
66

Schedule of Investments - Avantis U.S. Small Cap Value Fund
AUGUST 31, 2025

	Shares	Value
COMMON STOCKS — 99.1%
Aerospace and Defense — 0.2%
Astronics Corp.(1)	65,131	$2,368,814
Eve Holding, Inc.(1)(2)	5,246	20,617
		2,389,431
Air Freight and Logistics — 0.1%
Hub Group, Inc., Class A	26,298	984,071
Automobile Components — 3.8%
American Axle & Manufacturing Holdings, Inc.(1)	168,659	981,595
Dana, Inc.	305,488	6,158,638
Fox Factory Holding Corp.(1)	4,886	141,352
Gentex Corp.	206,915	5,795,689
Gentherm, Inc.(1)	18,942	696,497
Goodyear Tire & Rubber Co.(1)	627,664	5,322,591
LCI Industries	36,071	3,802,605
Lear Corp.	98,570	10,842,700
Motorcar Parts of America, Inc.(1)	27,082	403,522
Phinia, Inc.	78,209	4,573,662
Standard Motor Products, Inc.	14,079	546,406
Stoneridge, Inc.(1)	12,530	103,999
Strattec Security Corp.(1)	6,119	403,059
Visteon Corp.	48,805	6,049,868
		45,822,183
Automobiles — 1.2%
Harley-Davidson, Inc.	175,945	5,123,519
Thor Industries, Inc.	85,637	9,385,815
		14,509,334
Banks — 14.9%
1st Source Corp.	23,254	1,498,023
ACNB Corp.	3,083	139,722
Amalgamated Financial Corp.	22,215	641,791
Ameris Bancorp	33,118	2,426,887
Ames National Corp.	1,518	30,330
Arrow Financial Corp.	6,524	193,958
Associated Banc-Corp.	174,742	4,712,792
Axos Financial, Inc.(1)	68,784	6,273,789
Banc of California, Inc.	132,272	2,238,042
BancFirst Corp.	4,390	583,738
Bancorp, Inc.(1)	62,166	4,739,536
Bank First Corp.	2,579	335,064
Bank of Hawaii Corp.	23,989	1,634,131
Bank of NT Butterfield & Son Ltd.	79,669	3,594,665
Bank OZK	140,772	7,386,307
Bank7 Corp.	1,106	54,869
BankFinancial Corp.(2)	377	4,667
BankUnited, Inc.	78,794	3,087,937
Banner Corp.	30,990	2,077,260
Bar Harbor Bankshares	4,080	131,662
BayCom Corp.	2,322	70,264
BCB Bancorp, Inc.	3,352	29,833
67

Schedule of Investments - Avantis U.S. Small Cap Value Fund

	Shares	Value
Berkshire Hills Bancorp, Inc.	58,009	$1,515,775
Bridgewater Bancshares, Inc.(1)	17,901	293,218
Brookline Bancorp, Inc.	91,005	996,505
Burke & Herbert Financial Services Corp.	13,498	857,933
Business First Bancshares, Inc.	22,141	553,746
Byline Bancorp, Inc.	27,381	791,585
C&F Financial Corp.	1,032	74,283
Cadence Bank	18,301	688,850
Camden National Corp.	1,686	68,941
Capital Bancorp, Inc.	4,733	160,875
Capital City Bank Group, Inc.	10,235	448,907
Carter Bankshares, Inc.(1)	7,658	149,025
Cathay General Bancorp	57,380	2,863,836
CB Financial Services, Inc.	235	7,823
Central Pacific Financial Corp.	28,056	878,714
Chemung Financial Corp.	842	45,401
Citizens Financial Services, Inc.	191	11,452
City Holding Co.	6,514	836,919
Civista Bancshares, Inc.	2,482	52,594
CNB Financial Corp.	20,275	533,435
Colony Bankcorp, Inc.	7,128	122,459
Columbia Banking System, Inc.	294,803	7,891,876
Community Trust Bancorp, Inc.	16,176	945,002
Community West Bancshares	576	12,280
ConnectOne Bancorp, Inc.	17,999	460,774
Customers Bancorp, Inc.(1)	41,010	2,940,007
Dime Community Bancshares, Inc.	12,233	376,287
Eagle Bancorp Montana, Inc.	3,158	55,360
Eagle Bancorp, Inc.	23,658	459,438
Enterprise Financial Services Corp.	41,225	2,524,619
Equity Bancshares, Inc., Class A	10,292	417,135
Esquire Financial Holdings, Inc.	10,934	1,072,625
Farmers National Banc Corp.	4,458	67,672
FB Financial Corp.	4,242	227,711
First BanCorp	218,577	4,858,967
First Bancorp, Inc.	553	15,031
First Bancorp/Southern Pines NC	233	12,719
First Bank	9,928	166,989
First Busey Corp.	60,013	1,482,321
First Business Financial Services, Inc.	7,904	413,537
First Commonwealth Financial Corp.	79,216	1,406,084
First Community Corp.	85	2,318
First Financial Bancorp	11,779	311,908
First Financial Corp.	9,892	583,628
First Internet Bancorp	3,003	75,420
First Merchants Corp.	22,940	952,469
First Mid Bancshares, Inc.	19,161	774,871
First Savings Financial Group, Inc.	562	15,410
First United Corp.	1,471	54,971
First Western Financial, Inc.(1)	900	21,024
Firstsun Capital Bancorp(1)	3,113	118,325
Five Star Bancorp	8,180	268,059
68

Schedule of Investments - Avantis U.S. Small Cap Value Fund

	Shares	Value
FNB Corp.	256,580	$4,282,320
Franklin Financial Services Corp.	146	6,818
FS Bancorp, Inc.	2,284	97,550
Fulton Financial Corp.	205,101	4,032,286
FVCBankcorp, Inc.	737	9,997
Great Southern Bancorp, Inc.	10,907	690,304
Greene County Bancorp, Inc.	120	2,879
Guaranty Bancshares, Inc.	456	22,408
Hancock Whitney Corp.	108,783	6,844,626
Hanmi Financial Corp.	34,422	866,057
Hawthorn Bancshares, Inc.	617	20,626
HBT Financial, Inc.	7,700	203,973
Heritage Commerce Corp.	29,509	304,828
Heritage Financial Corp.	2,364	57,776
Hilltop Holdings, Inc.	23,313	817,820
Hingham Institution For Savings	234	66,489
Home Bancorp, Inc.	3,134	176,334
HomeStreet, Inc.(1)	4,663	64,676
HomeTrust Bancshares, Inc.	17,140	708,910
Hope Bancorp, Inc.	150,363	1,673,540
Horizon Bancorp, Inc.	12,179	205,338
Independent Bank Corp. (Michigan)	24,469	804,785
International Bancshares Corp.	69,792	4,992,920
Investar Holding Corp.	2,251	52,763
Kearny Financial Corp.	17,555	118,496
Landmark Bancorp, Inc.	224	5,952
LCNB Corp.	1,307	21,147
Live Oak Bancshares, Inc.	1,720	66,547
Mercantile Bank Corp.	19,513	961,015
Meridian Corp.	3,066	48,259
Metrocity Bankshares, Inc.	19,645	588,171
Metropolitan Bank Holding Corp.	13,657	1,084,229
Mid Penn Bancorp, Inc.	4,603	138,734
Midland States Bancorp, Inc.	13,122	241,707
MVB Financial Corp.	2,840	69,296
National Bank Holdings Corp., Class A	11,640	456,521
NBT Bancorp, Inc.	11,570	512,204
Northeast Bank	9,137	1,010,187
Northfield Bancorp, Inc.	17,511	207,505
Northrim BanCorp, Inc.	7,403	696,104
Northwest Bancshares, Inc.	84,474	1,068,596
Oak Valley Bancorp	1,226	34,929
OceanFirst Financial Corp.	50,153	922,314
OFG Bancorp	68,773	3,077,592
Old National Bancorp	77,499	1,773,952
Old Second Bancorp, Inc.	57,081	1,053,715
OP Bancorp	1,343	19,527
Orange County Bancorp, Inc.	2,461	65,659
Origin Bancorp, Inc.	29,484	1,146,633
Orrstown Financial Services, Inc.	12,923	450,367
Parke Bancorp, Inc.	2,104	47,445
Pathward Financial, Inc.	36,192	2,876,178
PCB Bancorp	3,694	81,637
69

Schedule of Investments - Avantis U.S. Small Cap Value Fund

	Shares	Value
Peapack-Gladstone Financial Corp.	8,435	$244,699
Peoples Bancorp of North Carolina, Inc.	588	18,628
Peoples Bancorp, Inc.	37,882	1,172,069
Plumas Bancorp	642	27,856
Popular, Inc.	35,223	4,425,418
Preferred Bank	17,733	1,673,995
Provident Financial Services, Inc.	89,884	1,783,299
QCR Holdings, Inc.	16,626	1,303,146
RBB Bancorp	7,610	153,950
Red River Bancshares, Inc.	327	21,386
Renasant Corp.	28,063	1,098,105
Republic Bancorp, Inc., Class A	11,147	855,421
Riverview Bancorp, Inc.	2,994	15,150
S&T Bancorp, Inc.	36,810	1,454,363
SB Financial Group, Inc.	134	2,814
Shore Bancshares, Inc.	36,496	627,366
Sierra Bancorp	10,292	315,553
SmartFinancial, Inc.	5,563	204,997
South Plains Financial, Inc.	11,252	457,169
Southern First Bancshares, Inc.(1)	1,448	65,305
Southern Missouri Bancorp, Inc.	10,360	596,063
Southside Bancshares, Inc.	16,249	507,619
Stellar Bancorp, Inc.	32,689	1,010,744
Stock Yards Bancorp, Inc.	15,063	1,215,735
Synovus Financial Corp.	84,679	4,370,283
Texas Capital Bancshares, Inc.(1)	8,823	763,807
Third Coast Bancshares, Inc.(1)	10,208	406,585
Timberland Bancorp, Inc.	1,932	64,625
Tompkins Financial Corp.	6,770	474,848
Towne Bank	21,496	788,688
TriCo Bancshares	22,503	1,022,086
TrustCo Bank Corp.	13,184	524,591
Trustmark Corp.	30,721	1,237,135
UMB Financial Corp.	29,879	3,642,250
Union Bankshares, Inc.	156	4,082
United Community Banks, Inc.	276	9,218
United Security Bancshares	700	6,664
Unity Bancorp, Inc.	8,224	430,526
Univest Financial Corp.	22,316	706,748
Valley National Bancorp	291,484	3,048,923
Veritex Holdings, Inc.	32,715	1,123,760
WaFd, Inc.	73,005	2,296,007
West BanCorp, Inc.	3,824	76,327
Westamerica Bancorporation	37,053	1,853,021
Western Alliance Bancorp	15,121	1,354,086
Wintrust Financial Corp.	26,648	3,658,504
WSFS Financial Corp.	36,741	2,141,633
Zions Bancorp NA	28,824	1,672,080
		179,600,348
Beverages — 0.2%
Boston Beer Co., Inc., Class A(1)	7,404	1,636,950
Coca-Cola Consolidated, Inc.	280	32,827
70

Schedule of Investments - Avantis U.S. Small Cap Value Fund

	Shares	Value
MGP Ingredients, Inc.	7,096	$209,829
		1,879,606
Biotechnology — 1.0%
ACADIA Pharmaceuticals, Inc.(1)	22,246	578,174
Alkermes PLC(1)	180,395	5,226,043
Anika Therapeutics, Inc.(1)	2,971	27,868
Catalyst Pharmaceuticals, Inc.(1)	128,172	2,639,061
Emergent BioSolutions, Inc.(1)	133,507	1,108,108
Kura Oncology, Inc.(1)	19,840	156,736
Monte Rosa Therapeutics, Inc.(1)(2)	66,981	321,509
Protagonist Therapeutics, Inc.(1)	25,840	1,525,852
Puma Biotechnology, Inc.(1)	50,946	256,768
XBiotech, Inc.(1)(2)	282	891
		11,841,010
Broadline Retail — 1.0%
Dillard's, Inc., Class A(2)	2,962	1,578,390
Kohl's Corp.	181,918	2,739,685
Macy's, Inc.	546,834	7,234,614
		11,552,689
Building Products — 0.4%
Apogee Enterprises, Inc.	37,048	1,629,186
Insteel Industries, Inc.	15,083	578,886
JELD-WEN Holding, Inc.(1)	123,672	790,264
Tecnoglass, Inc.	32,542	2,361,898
		5,360,234
Capital Markets — 1.0%
Diamond Hill Investment Group, Inc.	3,089	450,253
Oppenheimer Holdings, Inc., Class A	13,490	978,969
StoneX Group, Inc.(1)	64,961	6,637,065
Virtus Investment Partners, Inc.	8,922	1,797,158
WisdomTree, Inc.(2)	172,032	2,341,356
		12,204,801
Chemicals — 2.7%
AdvanSix, Inc.	35,731	766,787
American Vanguard Corp.(1)	4,294	23,188
Aspen Aerogels, Inc.(1)	4,486	30,684
Cabot Corp.	94,482	7,705,952
Chemours Co.	95,356	1,468,482
Core Molding Technologies, Inc.(1)	7,002	134,438
FMC Corp.	165,343	6,464,911
Hawkins, Inc.	14,181	2,372,907
Intrepid Potash, Inc.(1)	10,095	307,191
Koppers Holdings, Inc.	12,688	367,698
Kronos Worldwide, Inc.	1,953	12,460
LSB Industries, Inc.(1)	74,633	620,947
Mativ Holdings, Inc.	71,012	892,621
NewMarket Corp.	8,482	7,014,275
Orion SA	73,325	773,579
Quaker Chemical Corp.	6,155	892,906
Rayonier Advanced Materials, Inc.(1)	121,472	676,599
71

Schedule of Investments - Avantis U.S. Small Cap Value Fund

	Shares	Value
Stepan Co.	26,077	$1,304,632
Tronox Holdings PLC, Class A	51,691	221,238
Valhi, Inc.	749	12,216
		32,063,711
Commercial Services and Supplies — 0.8%
ACCO Brands Corp.	129,281	519,710
Acme United Corp.	1,973	84,879
Civeo Corp.(2)	17,829	423,439
Ennis, Inc.	38,164	697,256
Healthcare Services Group, Inc.(1)	154,816	2,416,678
Interface, Inc.	114,293	3,053,909
Steelcase, Inc., Class A	157,572	2,637,755
Virco Mfg. Corp.	25,345	218,220
		10,051,846
Communications Equipment — 0.8%
Aviat Networks, Inc.(1)	3,568	81,921
BK Technologies Corp.(1)	229	16,209
NETGEAR, Inc.(1)	48,788	1,325,570
Viasat, Inc.(1)	237,907	7,691,533
		9,115,233
Construction and Engineering — 3.0%
Argan, Inc.	25,132	5,735,625
Everus Construction Group, Inc.(1)	46,748	3,666,913
Granite Construction, Inc.	70,238	7,568,145
Great Lakes Dredge & Dock Corp.(1)	116,423	1,357,492
IES Holdings, Inc.(1)	9,389	3,279,672
Matrix Service Co.(1)	41,103	621,888
NWPX Infrastructure, Inc.(1)	8,363	442,904
Orion Group Holdings, Inc.(1)	11,110	82,214
Primoris Services Corp.	70,198	8,321,973
Tutor Perini Corp.(1)	79,457	4,683,196
		35,760,022
Consumer Finance — 2.1%
Atlanticus Holdings Corp.(1)	7,071	471,636
Bread Financial Holdings, Inc.	58,327	3,860,664
Consumer Portfolio Services, Inc.(1)	6,386	51,024
Credit Acceptance Corp.(1)	2,314	1,191,085
EZCORP, Inc., Class A(1)	34,763	579,499
Green Dot Corp., Class A(1)	112,292	1,563,105
LendingClub Corp.(1)	132,691	2,279,631
Medallion Financial Corp.	1,917	20,244
Navient Corp.	88,171	1,208,824
Nelnet, Inc., Class A	6,183	795,196
OneMain Holdings, Inc.	67,236	4,159,219
PRA Group, Inc.(1)	24,094	411,767
PROG Holdings, Inc.	9,696	341,687
Regional Management Corp.	6,409	280,971
SLM Corp.	245,998	7,694,817
World Acceptance Corp.(1)	4,001	685,891
		25,595,260
72

Schedule of Investments - Avantis U.S. Small Cap Value Fund

	Shares	Value
Consumer Staples Distribution & Retail — 1.2%
HF Foods Group, Inc.(1)	1,687	$5,533
Ingles Markets, Inc., Class A	23,865	1,615,422
Natural Grocers by Vitamin Cottage, Inc.	21,172	814,063
PriceSmart, Inc.	38,706	4,151,606
SpartanNash Co.	62,480	1,674,464
United Natural Foods, Inc.(1)	144,361	4,082,529
Village Super Market, Inc., Class A	11,935	433,002
Weis Markets, Inc.	28,491	2,041,380
		14,817,999
Distributors — 0.0%
A-Mark Precious Metals, Inc.	6,131	143,527
Weyco Group, Inc.	419	12,695
		156,222
Diversified Consumer Services — 1.5%
American Public Education, Inc.(1)	27,063	816,761
Grand Canyon Education, Inc.(1)	30	6,047
Laureate Education, Inc., Class A(1)	132	3,627
Lincoln Educational Services Corp.(1)	57,864	1,088,422
Perdoceo Education Corp.	109,706	3,591,775
Stride, Inc.(1)	59,443	9,700,503
Universal Technical Institute, Inc.(1)	89,898	2,390,388
		17,597,523
Diversified Telecommunication Services — 1.0%
ATN International, Inc.	10,524	178,908
Frontier Communications Parent, Inc.(1)	78,993	2,929,060
Globalstar, Inc.(1)	12,760	381,907
Iridium Communications, Inc.	143,859	3,580,651
Liberty Global Ltd., Class A(1)	186,988	2,195,239
Liberty Global Ltd., Class C(1)	182,423	2,179,955
Shenandoah Telecommunications Co.	32,023	424,305
		11,870,025
Electrical Equipment — 0.5%
Atkore, Inc.	55,655	3,238,564
Preformed Line Products Co.	3,683	703,711
Shoals Technologies Group, Inc., Class A(1)	349,615	2,275,994
		6,218,269
Electronic Equipment, Instruments and Components — 3.5%
Arrow Electronics, Inc.(1)	36,776	4,645,912
Avnet, Inc.	166,432	9,082,194
Bel Fuse, Inc., Class A	1,157	132,396
Bel Fuse, Inc., Class B	10,297	1,385,564
Benchmark Electronics, Inc.	59,417	2,411,736
Daktronics, Inc.(1)	71,128	1,234,071
ePlus, Inc.	43,716	3,163,727
Ingram Micro Holding Corp.	3,879	75,912
Insight Enterprises, Inc.(1)	9,120	1,187,059
IPG Photonics Corp.(1)	10,669	872,938
Kimball Electronics, Inc.(1)	39,305	1,134,735
Knowles Corp.(1)	8,205	175,177
73

Schedule of Investments - Avantis U.S. Small Cap Value Fund

	Shares	Value
Methode Electronics, Inc.	33,901	$262,055
PC Connection, Inc.	9,488	609,224
Plexus Corp.(1)	42,427	5,812,923
Sanmina Corp.(1)	18,931	2,224,771
ScanSource, Inc.(1)	38,869	1,696,632
TTM Technologies, Inc.(1)	88,194	3,930,807
Vishay Intertechnology, Inc.	158,422	2,449,204
Vishay Precision Group, Inc.(1)	14,160	402,427
		42,889,464
Energy Equipment and Services — 5.2%
Archrock, Inc.	325,942	8,070,324
Bristow Group, Inc.(1)	40,052	1,542,402
Expro Group Holdings NV(1)	50,760	632,977
Forum Energy Technologies, Inc.(1)	12,616	333,693
Helix Energy Solutions Group, Inc.(1)	215,420	1,419,618
Helmerich & Payne, Inc.	146,911	3,068,971
KLX Energy Services Holdings, Inc.(1)(2)	3,329	6,525
Kodiak Gas Services, Inc.	77,581	2,776,624
Liberty Energy, Inc., Class A	287,473	3,234,071
Nabors Industries Ltd.(1)(2)	13,794	514,240
Natural Gas Services Group, Inc.	16,617	434,701
Noble Corp. PLC	218,436	6,295,325
NOV, Inc.	617,844	8,211,147
Oceaneering International, Inc.(1)	171,092	4,174,645
Oil States International, Inc.(1)	76,679	429,402
Patterson-UTI Energy, Inc.	690,885	4,014,042
ProFrac Holding Corp., Class A(1)(2)	34,444	137,776
ProPetro Holding Corp.(1)	164,251	837,680
Ranger Energy Services, Inc.	23,514	335,545
RPC, Inc.	189,612	904,449
Seadrill Ltd.(1)	76,360	2,436,648
Select Water Solutions, Inc., Class A	186,392	1,588,060
TETRA Technologies, Inc.(1)	203,914	958,396
Tidewater, Inc.(1)	54,659	3,290,472
Transocean Ltd.(1)	355,414	1,076,904
Valaris Ltd.(1)	78,525	3,900,337
Weatherford International PLC	38,407	2,446,718
		63,071,692
Entertainment — 0.1%
Marcus Corp.	40,269	621,753
Financial Services — 3.2%
Acacia Research Corp.(1)	6,117	20,859
Cass Information Systems, Inc.	54	2,329
Enact Holdings, Inc.	31,639	1,191,208
Essent Group Ltd.	71,291	4,472,797
Federal Agricultural Mortgage Corp., Class C	13,967	2,927,064
Finance of America Cos., Inc., Class A(1)(2)	8,131	217,179
International Money Express, Inc.(1)	19,132	277,414
Jackson Financial, Inc., Class A	80,253	7,928,996
Merchants Bancorp	29,468	955,353
74

Schedule of Investments - Avantis U.S. Small Cap Value Fund

	Shares	Value
MGIC Investment Corp.	164,333	$4,573,387
NMI Holdings, Inc., Class A(1)	105,958	4,169,447
Onity Group, Inc.(1)	7,447	308,082
Payoneer Global, Inc.(1)	344,518	2,394,400
PennyMac Financial Services, Inc.	23,818	2,622,362
Radian Group, Inc.	185,137	6,457,579
Velocity Financial, Inc.(1)	6,620	126,310
Waterstone Financial, Inc.	5,837	87,497
		38,732,263
Food Products — 1.6%
Cal-Maine Foods, Inc.	81,890	9,469,760
Darling Ingredients, Inc.(1)	18,453	626,664
Dole PLC	120,088	1,767,695
Fresh Del Monte Produce, Inc.	70,361	2,552,697
Mission Produce, Inc.(1)	47,836	598,428
Pilgrim's Pride Corp.	5	222
Seaboard Corp.	248	984,362
Seneca Foods Corp., Class A(1)	5,868	664,258
WK Kellogg Co.	99,518	2,280,952
		18,945,038
Gas Utilities — 0.1%
MDU Resources Group, Inc.	84,941	1,383,689
Ground Transportation — 1.5%
ArcBest Corp.	32,023	2,362,016
Covenant Logistics Group, Inc.	20,992	506,537
Heartland Express, Inc.	84,388	724,893
Marten Transport Ltd.	103,627	1,226,944
PAMT Corp.(1)	17	208
Ryder System, Inc.	43,886	8,229,503
Schneider National, Inc., Class B	55,464	1,371,070
Universal Logistics Holdings, Inc.	9,525	247,078
Werner Enterprises, Inc.	109,009	3,144,910
		17,813,159
Health Care Equipment and Supplies — 0.7%
Bioventus, Inc., Class A(1)	57,062	422,259
FONAR Corp.(1)(2)	475	7,591
Kewaunee Scientific Corp.(1)	3,650	206,919
Lantheus Holdings, Inc.(1)	52,736	2,895,206
Novocure Ltd.(1)	88,397	1,089,935
Pro-Dex, Inc.(1)(2)	100	4,688
QuidelOrtho Corp.(1)	95,621	2,743,367
Utah Medical Products, Inc.	197	12,255
Varex Imaging Corp.(1)	40,715	470,258
Zimvie, Inc.(1)	38,755	731,694
		8,584,172
Health Care Providers and Services — 0.6%
Brookdale Senior Living, Inc.(1)	321,102	2,472,485
Cross Country Healthcare, Inc.(1)	46,771	625,796
InfuSystem Holdings, Inc.(1)	2,215	23,878
Nutex Health, Inc.(1)(2)	7,245	607,058
75

Schedule of Investments - Avantis U.S. Small Cap Value Fund

	Shares	Value
Premier, Inc., Class A	155,714	$4,032,993
		7,762,210
Hotels, Restaurants and Leisure — 1.3%
Accel Entertainment, Inc.(1)	45,122	522,964
BJ's Restaurants, Inc.(1)	44,946	1,508,388
Bloomin' Brands, Inc.	56,593	415,958
Cheesecake Factory, Inc.(2)	83,910	5,157,109
Cracker Barrel Old Country Store, Inc.(2)	46,684	2,792,637
Monarch Casino & Resort, Inc.	23,489	2,450,607
ONE Group Hospitality, Inc.(1)(2)	4,532	12,644
Potbelly Corp.(1)	33,039	427,525
RCI Hospitality Holdings, Inc.	10,689	397,738
Super Group SGHC Ltd.	196,863	2,289,517
Target Hospitality Corp.(1)	32,691	296,507
		16,271,594
Household Durables — 1.2%
Bassett Furniture Industries, Inc.	2,036	34,246
Cricut, Inc., Class A	77,653	442,622
Ethan Allen Interiors, Inc.	34,281	1,011,632
Flexsteel Industries, Inc.	2,695	124,994
Hamilton Beach Brands Holding Co., Class A	3,933	57,972
Hovnanian Enterprises, Inc., Class A(1)	1,885	264,579
La-Z-Boy, Inc.	63,834	2,359,943
Legacy Housing Corp.(1)	3,900	108,985
Lifetime Brands, Inc.	1,029	4,065
M/I Homes, Inc.(1)	29,150	4,292,629
Taylor Morrison Home Corp.(1)	23,500	1,583,195
Tri Pointe Homes, Inc.(1)	132,105	4,667,270
Universal Electronics, Inc.(1)	3,515	17,065
		14,969,197
Household Products — 0.3%
Central Garden & Pet Co.(1)	13,656	497,488
Central Garden & Pet Co., Class A(1)	84,810	2,801,274
Oil-Dri Corp. of America	12,881	764,874
		4,063,636
Independent Power and Renewable Electricity Producers — 0.1%
Hallador Energy Co.(1)	71,411	1,164,713
Montauk Renewables, Inc.(1)	44,200	95,030
XPLR Infrastructure LP	18,220	193,132
		1,452,875
Insurance — 4.8%
American Coastal Insurance Corp., Class C	17,574	194,193
Assured Guaranty Ltd.	50,362	4,139,756
Axis Capital Holdings Ltd.	49,411	4,870,936
Brighthouse Financial, Inc.(1)	106,124	5,015,420
CNO Financial Group, Inc.	148,255	5,851,625
Donegal Group, Inc., Class A	19,555	349,839
Employers Holdings, Inc.	29,743	1,286,682
F&G Annuities & Life, Inc.	12,692	438,762
Fidelis Insurance Holdings Ltd.	89,599	1,566,191
76

Schedule of Investments - Avantis U.S. Small Cap Value Fund

	Shares	Value
Genworth Financial, Inc., Class A(1)	441,973	$3,787,709
Greenlight Capital Re Ltd., Class A(1)	11,602	149,550
Hanover Insurance Group, Inc.	13,413	2,326,887
HCI Group, Inc.	17,715	2,953,268
Heritage Insurance Holdings, Inc.(1)	45,914	1,045,462
Horace Mann Educators Corp.	64,911	2,984,608
James River Group Holdings Ltd.	23,949	134,593
Kingstone Cos., Inc.	9,960	134,062
Mercury General Corp.	28,383	2,194,857
NI Holdings, Inc.(1)	1,243	16,644
Oscar Health, Inc., Class A(1)(2)	340,175	5,667,315
Palomar Holdings, Inc.(1)	30,755	3,783,480
Primerica, Inc.	1,586	427,173
ProAssurance Corp.(1)	30,735	731,800
Selective Insurance Group, Inc.	11,711	916,152
Selectquote, Inc.(1)	159,960	361,510
SiriusPoint Ltd.(1)	161,060	3,015,043
Skyward Specialty Insurance Group, Inc.(1)	35,075	1,694,123
United Fire Group, Inc.	20,095	617,720
Universal Insurance Holdings, Inc.	43,465	1,060,111
White Mountains Insurance Group Ltd.	145	265,376
		57,980,847
Interactive Media and Services — 0.2%
Cargurus, Inc.(1)	157	5,432
Cars.com, Inc.(1)	71,605	934,446
Yelp, Inc.(1)	58,521	1,850,434
		2,790,312
IT Services — 0.4%
DXC Technology Co.(1)	314,310	4,541,780
Leisure Products — 1.4%
Acushnet Holdings Corp.	14,916	1,143,311
American Outdoor Brands, Inc.(1)	786	8,206
Brunswick Corp.	56,287	3,579,290
Clarus Corp.	15,909	57,750
Escalade, Inc.	413	5,204
Funko, Inc., Class A(1)	34,972	121,003
JAKKS Pacific, Inc.	6,972	123,893
Latham Group, Inc.(1)	3,492	28,041
Malibu Boats, Inc., Class A(1)	27,262	905,098
MasterCraft Boat Holdings, Inc.(1)	20,643	452,908
Polaris, Inc.	66,590	3,767,662
Sturm Ruger & Co., Inc.	3,517	121,934
Topgolf Callaway Brands Corp.(1)	233,081	2,228,254
YETI Holdings, Inc.(1)	125,369	4,407,974
		16,950,528
Life Sciences Tools and Services — 0.0%
OmniAb, Inc.(1)	2,677	28
OmniAb, Inc.(1)	2,677	16
		44
77

Schedule of Investments - Avantis U.S. Small Cap Value Fund

	Shares	Value
Machinery — 4.4%
Alamo Group, Inc.	14,563	$3,079,492
Albany International Corp., Class A	44,794	2,844,867
Astec Industries, Inc.	47,954	2,219,791
Blue Bird Corp.(1)	51,593	3,012,515
Douglas Dynamics, Inc.	12,881	433,703
Graham Corp.(1)	16,136	791,471
Greenbrier Cos., Inc.	71,880	3,351,764
Hyster-Yale, Inc.	14,543	545,363
Kennametal, Inc.	136,852	2,932,738
Lindsay Corp.	12,540	1,720,864
Luxfer Holdings PLC	41,690	559,480
Manitowoc Co., Inc.(1)	15,749	155,915
Mayville Engineering Co., Inc.(1)	12,678	185,099
Mueller Industries, Inc.	62,277	5,974,855
Mueller Water Products, Inc., Class A	187,579	4,944,583
Park-Ohio Holdings Corp.	10,456	211,211
Perma-Pipe International Holdings, Inc.(1)	1,168	34,795
REV Group, Inc.	94,344	5,020,044
Taylor Devices, Inc.(1)	921	45,129
Tennant Co.	29,575	2,426,333
Terex Corp.	83,339	4,161,950
Titan International, Inc.(1)	70,644	623,080
Trinity Industries, Inc.	126,677	3,600,160
Worthington Enterprises, Inc.	58,948	3,878,779
		52,753,981
Marine Transportation — 0.6%
Costamare Bulkers Holdings Ltd.(1)	1,294	13,665
Costamare, Inc.	56,751	649,231
Genco Shipping & Trading Ltd.	70,257	1,183,128
Matson, Inc.	53,677	5,585,092
Pangaea Logistics Solutions Ltd.	6,017	32,070
Safe Bulkers, Inc.	59,963	254,843
		7,718,029
Media — 1.1%
AMC Networks, Inc., Class A(1)	38,285	270,292
Cable One, Inc.	7,887	1,273,593
EchoStar Corp., Class A(1)	175,421	10,839,264
Gambling.com Group Ltd.(1)	16,027	139,916
PubMatic, Inc., Class A(1)	50	433
Scholastic Corp.	24,323	624,128
WideOpenWest, Inc.(1)	144	733
		13,148,359
Metals and Mining — 2.7%
Alpha Metallurgical Resources, Inc.(1)	14,113	2,105,518
Ascent Industries Co.(1)	2,200	26,884
Caledonia Mining Corp. PLC	12,689	324,585
Century Aluminum Co.(1)	10,145	226,538
Coeur Mining, Inc.(1)	275,303	3,620,234
Commercial Metals Co.	152,126	8,773,106
78

Schedule of Investments - Avantis U.S. Small Cap Value Fund

	Shares	Value
Compass Minerals International, Inc.(1)	78,926	$1,503,540
Ferroglobe PLC	17,377	72,636
Kaiser Aluminum Corp.	27,853	2,168,913
Materion Corp.	21,401	2,371,231
Metallus, Inc.(1)	60,781	998,632
Olympic Steel, Inc.	12,024	405,329
Ramaco Resources, Inc., Class A(1)(2)	46,787	1,213,187
Ramaco Resources, Inc., Class B	6,547	106,389
Ryerson Holding Corp.	53,985	1,230,858
SunCoke Energy, Inc.	169,758	1,310,532
Tredegar Corp.(1)	7,112	55,687
Warrior Met Coal, Inc.	82,658	5,053,710
Worthington Steel, Inc.	38,193	1,271,827
		32,839,336
Oil, Gas and Consumable Fuels — 8.5%
Amplify Energy Corp.(1)	52,838	215,051
Antero Midstream Corp.	138,405	2,462,225
Ardmore Shipping Corp.	67,977	789,893
Berry Corp.	83,635	279,341
California Resources Corp.	136,696	6,791,057
Centrus Energy Corp., Class A(1)(2)	23,659	4,772,730
Civitas Resources, Inc.	161,214	5,929,451
CNX Resources Corp.(1)	136,743	3,992,896
Comstock Resources, Inc.(1)	89,694	1,446,764
Core Natural Resources, Inc.	43,966	3,264,915
Crescent Energy Co., Class A	322,745	3,078,987
CVR Energy, Inc.(1)	42,414	1,293,203
DHT Holdings, Inc.	276,061	3,235,435
Dorian LPG Ltd.	89,405	2,859,172
DT Midstream, Inc.	8,174	851,567
Epsilon Energy Ltd.	3,955	23,176
Evolution Petroleum Corp.	14,420	74,407
FutureFuel Corp.	27,471	106,587
Gran Tierra Energy, Inc.(1)(2)	58,223	239,297
Granite Ridge Resources, Inc.	110,787	615,976
HighPeak Energy, Inc.(2)	41,225	317,433
International Seaways, Inc.	110,610	5,023,906
Kimbell Royalty Partners LP	151,938	2,122,574
Kosmos Energy Ltd.(1)	655,787	1,173,859
Magnolia Oil & Gas Corp., Class A	327,240	8,141,731
Matador Resources Co.	47,256	2,379,812
Murphy Oil Corp.	198,929	4,945,375
NACCO Industries, Inc., Class A	2,354	92,088
Nordic American Tankers Ltd.	446,899	1,389,856
Northern Oil & Gas, Inc.	177,093	4,632,753
Peabody Energy Corp.	170,508	2,966,839
PrimeEnergy Resources Corp.(1)(2)	1,894	286,505
Range Resources Corp.	7,443	255,072
REX American Resources Corp.(1)	18,666	1,167,932
Riley Exploration Permian, Inc.	29,969	876,893
SandRidge Energy, Inc.	44,285	524,334
79

Schedule of Investments - Avantis U.S. Small Cap Value Fund

	Shares	Value
Scorpio Tankers, Inc.	93,758	$4,725,403
SFL Corp. Ltd.	247,353	2,010,980
SM Energy Co.	203,682	5,815,121
Talos Energy, Inc.(1)	278,474	2,751,323
Teekay Corp. Ltd.	117,906	966,829
Teekay Tankers Ltd., Class A	55,787	2,743,047
VAALCO Energy, Inc.	184,385	715,414
Vital Energy, Inc.(1)	63,516	1,131,855
Vitesse Energy, Inc.(2)	50,568	1,345,615
World Kinect Corp.	83,820	2,247,214
		103,071,893
Paper and Forest Products — 0.3%
Clearwater Paper Corp.(1)	17,859	385,219
Louisiana-Pacific Corp.	1,226	116,605
Mercer International, Inc.	41,831	139,297
Sylvamo Corp.	54,852	2,530,323
		3,171,444
Passenger Airlines — 2.1%
Alaska Air Group, Inc.(1)	176,039	11,051,728
Allegiant Travel Co.(1)	33,481	2,097,920
Frontier Group Holdings, Inc.(1)(2)	194,215	951,654
JetBlue Airways Corp.(1)	101,007	540,387
SkyWest, Inc.(1)	77,043	9,353,020
Sun Country Airlines Holdings, Inc.(1)	96,115	1,273,524
		25,268,233
Personal Care Products — 0.1%
Medifast, Inc.(1)	10,077	141,380
Nature's Sunshine Products, Inc.(1)	9,251	155,879
Nu Skin Enterprises, Inc., Class A	48,673	592,351
USANA Health Sciences, Inc.(1)	9,646	307,804
		1,197,414
Pharmaceuticals — 0.9%
Harmony Biosciences Holdings, Inc.(1)	93,004	3,430,918
Innoviva, Inc.(1)	132,888	2,714,902
Pacira BioSciences, Inc.(1)	89,817	2,395,419
SIGA Technologies, Inc.	73,359	615,482
Supernus Pharmaceuticals, Inc.(1)	42,844	1,933,121
		11,089,842
Professional Services — 0.6%
Alight, Inc., Class A	580,435	2,252,088
Clarivate PLC(1)	418,376	1,819,936
Conduent, Inc.(1)	194,120	539,654
Heidrick & Struggles International, Inc.	36,829	1,871,281
IBEX Holdings Ltd.(1)	17,260	509,688
Kelly Services, Inc., Class A	26,133	371,872
TrueBlue, Inc.(1)	14,314	85,454
		7,449,973
Real Estate Management and Development — 0.4%
AMREP Corp.(1)	100	2,147
Forestar Group, Inc.(1)	25,474	704,866
80

Schedule of Investments - Avantis U.S. Small Cap Value Fund

	Shares	Value
Howard Hughes Holdings, Inc.(1)	48,433	$3,693,985
		4,400,998
Semiconductors and Semiconductor Equipment — 0.7%
Amkor Technology, Inc.	122,877	2,972,395
Axcelis Technologies, Inc.(1)	14,145	1,132,166
Diodes, Inc.(1)	11,100	604,228
Penguin Solutions, Inc.(1)	63,397	1,529,770
Photronics, Inc.(1)	105,012	2,380,622
		8,619,181
Software — 1.1%
Cipher Mining, Inc.(1)(2)	148,409	1,133,845
InterDigital, Inc.(2)	11,170	3,035,001
MARA Holdings, Inc.(1)(2)	464,329	7,419,977
Pagaya Technologies Ltd., Class A(1)	60,331	2,225,007
		13,813,830
Specialty Retail — 5.4%
Abercrombie & Fitch Co., Class A(1)	69,097	6,462,642
Academy Sports & Outdoors, Inc.	112,733	6,036,852
Advance Auto Parts, Inc.(2)	96,801	5,903,893
American Eagle Outfitters, Inc.	237,237	3,069,847
Asbury Automotive Group, Inc.(1)	11,409	2,869,820
Buckle, Inc.	48,258	2,730,920
Build-A-Bear Workshop, Inc.	22,469	1,366,340
Caleres, Inc.	47,972	719,580
Designer Brands, Inc., Class A	41,874	155,353
Duluth Holdings, Inc., Class B(1)	5,416	12,294
Five Below, Inc.(1)	75,571	10,965,352
Foot Locker, Inc.(1)	153,076	3,780,977
Gap, Inc.	146,287	3,219,777
Guess?, Inc.	42,516	714,694
Haverty Furniture Cos., Inc.	17,133	386,349
Lands' End, Inc.(1)	15,354	220,484
ODP Corp.(1)	39,210	794,395
Sally Beauty Holdings, Inc.(1)	104,562	1,449,229
Shoe Carnival, Inc.	26,998	564,258
Signet Jewelers Ltd.	72,573	6,390,053
Tile Shop Holdings, Inc.(1)	13,719	85,195
Urban Outfitters, Inc.(1)	103,129	6,917,893
		64,816,197
Technology Hardware, Storage and Peripherals — 0.1%
Diebold Nixdorf, Inc.(1)	19,127	1,168,851
Textiles, Apparel and Luxury Goods — 2.0%
Carter's, Inc.	64,621	1,845,576
Columbia Sportswear Co.	50,706	2,825,338
Crocs, Inc.(1)	47,903	4,177,142
Ermenegildo Zegna NV(2)	10,439	88,105
G-III Apparel Group Ltd.(1)	81,569	2,202,363
Movado Group, Inc.	18,561	339,110
Oxford Industries, Inc.	25,344	1,116,403
PVH Corp.	75,529	6,368,605
81

Schedule of Investments - Avantis U.S. Small Cap Value Fund

	Shares	Value
Rocky Brands, Inc.	8,769	$266,841
Steven Madden Ltd.	18,634	541,131
Superior Group of Cos., Inc.	14,433	189,650
Under Armour, Inc., Class A(1)	304,278	1,521,390
Under Armour, Inc., Class C(1)	204,746	1,007,350
Unifi, Inc.(1)	4,426	19,563
Vera Bradley, Inc.(1)	9,946	20,588
VF Corp.	97,686	1,477,989
		24,007,144
Trading Companies and Distributors — 3.8%
Air Lease Corp.	167,880	10,108,055
BlueLinx Holdings, Inc.(1)	14,196	1,172,731
Boise Cascade Co.	59,985	5,218,695
DNOW, Inc.(1)	167,367	2,677,872
GATX Corp.	53,924	9,075,948
Global Industrial Co.	32	1,195
Herc Holdings, Inc.	51,240	6,701,680
Hudson Technologies, Inc.(1)	71,176	723,148
Karat Packaging, Inc.	6,112	154,511
MRC Global, Inc.(1)	141,640	2,135,931
NPK International, Inc.(1)	147,274	1,531,650
Rush Enterprises, Inc., Class A	92,319	5,299,111
Rush Enterprises, Inc., Class B	7,783	451,725
Titan Machinery, Inc.(1)	43,597	871,940
		46,124,192
Wireless Telecommunication Services — 0.7%
Array Digital Infrastructure, Inc.	22,773	1,225,871
Telephone & Data Systems, Inc.	173,035	6,936,973
		8,162,844
TOTAL COMMON STOCKS (Cost $1,017,043,830)		1,197,035,811
RIGHTS — 0.0%
Software — 0.0%
Gen Digital, Inc.(1) (Cost $46,543)	11,934	110,867
SHORT-TERM INVESTMENTS — 1.9%
Money Market Funds — 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,986,856	4,986,856
State Street Navigator Securities Lending Government Money Market Portfolio(3)	18,245,260	18,245,260
TOTAL SHORT-TERM INVESTMENTS (Cost $23,232,116)		23,232,116
TOTAL INVESTMENT SECURITIES — 101.0% (Cost $1,040,322,489)		1,220,378,794
OTHER ASSETS AND LIABILITIES — (1.0)%		(11,608,311)
TOTAL NET ASSETS — 100.0%		$1,208,770,483

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Russell 2000 E-Mini Index	23	September 2025	$2,725,270	$289,304
^Amount represents value and unrealized appreciation (depreciation).
82

Schedule of Investments - Avantis U.S. Small Cap Value Fund

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $33,058,145. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $33,831,735, which includes securities collateral of $15,586,475.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities and other financial instruments were classified as Level 1.

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Equity Risk
Liability Derivatives:
Payable for variation margin on futures contracts*	$14,370
*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended August 31, 2025.

Type of Risk Exposure
Equity Risk
Net realized gain (loss) on:
Futures contract transactions	$(354,468)

Change in net unrealized appreciation (depreciation) on:
Futures contracts	$200,909

See Notes to Financial Statements.
83

Statements of Assets and Liabilities

AUGUST 31, 2025
	Avantis U.S. Equity Fund	Avantis U.S. Large Cap Value Fund
Assets
Investment securities, at value	$946,792,070	$367,260,125
Investment made with cash collateral received for securities on loan, at value	1,486,466	204,994
Deposits with broker for futures contracts	—	85,315
Receivable for investments sold	5,176	—
Receivable for capital shares sold	148,603	205,711
Dividends and interest receivable	1,088,146	548,453
Securities lending receivable	1,085	40
	949,521,546	368,304,638

Liabilities
Payable for collateral received for securities on loan	1,486,466	204,994
Payable for capital shares redeemed	2,415,554	642,571
Payable for variation margin on futures contracts	—	9,019
Accrued management fees	87,736	43,905
	3,989,756	900,489

Net Assets	$945,531,790	$367,404,149

Net Assets Consist of:
Capital paid in	$664,976,077	$296,315,981
Distributable earnings (loss)	280,555,713	71,088,168
	$945,531,790	$367,404,149

Investment securities, at cost	$677,492,142	$313,064,461
Investment securities on loan, at value	$3,311,642	$200,896
Investment made with cash collateral received for securities on loan, at cost	$1,486,466	$204,994

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Avantis U.S. Equity Fund
Institutional Class	$695,745,294	34,324,107	$20.27
G Class	$249,786,496	12,304,761	$20.30
Avantis U.S. Large Cap Value Fund
Institutional Class	$349,300,099	22,961,652	$15.21
G Class	$18,104,050	1,189,083	$15.23

See Notes to Financial Statements.
84

Statements of Assets and Liabilities

AUGUST 31, 2025
	Avantis U.S. Small Cap Equity Fund	Avantis U.S. Small Cap Value Fund
Assets
Investment securities, at value	$106,696,175	$1,202,133,534
Investment made with cash collateral received for securities on loan, at value	2,897,522	18,245,260
Deposits with broker for futures contracts	—	211,897
Receivable for investments sold	—	27,784
Receivable for capital shares sold	58,720	7,331,627
Dividends and interest receivable	82,025	1,179,411
Securities lending receivable	1,858	9,333
	109,736,300	1,229,138,846

Liabilities
Payable for collateral received for securities on loan	2,897,522	18,245,260
Payable for capital shares redeemed	—	1,871,050
Payable for variation margin on futures contracts	—	14,370
Accrued management fees	22,348	237,683
	2,919,870	20,368,363

Net Assets	$106,816,430	$1,208,770,483

Net Assets Consist of:
Capital paid in	$98,979,535	$992,163,138
Distributable earnings (loss)	7,836,895	216,607,345
	$106,816,430	$1,208,770,483

Investment securities, at cost	$99,769,098	$1,022,077,229
Investment securities on loan, at value	$4,987,547	$33,058,145
Investment made with cash collateral received for securities on loan, at cost	$2,897,522	$18,245,260

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Avantis U.S. Small Cap Equity Fund
Institutional Class	$106,227,230	9,084,656	$11.69
G Class	$589,200	50,296	$11.71
Avantis U.S. Small Cap Value Fund
Institutional Class	$1,186,126,600	66,011,366	$17.97
G Class	$22,643,883	1,258,097	$18.00

See Notes to Financial Statements.
85

Statements of Operations

YEAR ENDED AUGUST 31, 2025
	Avantis U.S. Equity Fund	Avantis U.S. Large Cap Value Fund
Investment Income (Loss)
Income:
Dividends	$11,964,101	$7,065,659
Interest	100,594	113,145
Securities lending, net	15,711	700
Less foreign taxes withheld	(2,780)	(397)
	12,077,626	7,179,107

Expenses:
Management fees	1,227,639	553,916
Other expenses	2,659	1,683
	1,230,298	555,599
Fees waived - G Class	(219,432)	(25,207)
	1,010,866	530,392

Net investment income (loss)	11,066,760	6,648,715

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	7,157,473	16,835,874
Futures contract transactions	(30,559)	86,553
	7,126,914	16,922,427

Change in net unrealized appreciation (depreciation) on:
Investments	93,902,248	9,981,593
Futures contracts	—	63,397
	93,902,248	10,044,990

Net realized and unrealized gain (loss)	101,029,162	26,967,417

Net Increase (Decrease) in Net Assets Resulting from Operations	$112,095,922	$33,616,132

See Notes to Financial Statements.
86

Statements of Operations

YEAR ENDED AUGUST 31, 2025
	Avantis U.S. Small Cap Equity Fund	Avantis U.S. Small Cap Value Fund
Investment Income (Loss)
Income:
Dividends	$1,018,091	$20,803,227
Interest	23,587	279,781
Securities lending, net	23,368	109,380
Less foreign taxes withheld	(570)	(31,549)
	1,064,476	21,160,839

Expenses:
Management fees	159,530	2,533,504
Trustees' fees and expenses	1,236	—
Other expenses	562	2,755
	161,328	2,536,259
Fees waived - G Class	(1,342)	(32,085)
	159,986	2,504,174

Net investment income (loss)	904,490	18,656,665

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	104,116	27,856,606
Futures contract transactions	60,514	(354,468)
	164,630	27,502,138

Change in net unrealized appreciation (depreciation) on:
Investments	6,725,430	27,813,849
Futures contracts	—	200,909
	6,725,430	28,014,758

Net realized and unrealized gain (loss)	6,890,060	55,516,896

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,794,550	$74,173,561

See Notes to Financial Statements.
87

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2025 AND AUGUST 31, 2024
	Avantis U.S. Equity Fund		Avantis U.S. Large Cap Value Fund
Increase (Decrease) in Net Assets	August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024
Operations
Net investment income (loss)	$11,066,760	$9,777,834	$6,648,715	$4,383,364
Net realized gain (loss)	7,126,914	2,122,932	16,922,427	861,635
Change in net unrealized appreciation (depreciation)	93,902,248	133,671,882	10,044,990	38,499,409
Net increase (decrease) in net assets resulting from operations	112,095,922	145,572,648	33,616,132	43,744,408

Distributions to Shareholders
From earnings:
Institutional Class	(9,401,422)	(7,245,772)	(4,696,440)	(2,459,990)
G Class	(844,462)	(629,491)	(274,779)	(242,863)
Decrease in net assets from distributions	(10,245,884)	(7,875,263)	(4,971,219)	(2,702,853)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	97,852,441	(11,985,026)	40,185,733	102,906,114

Net increase (decrease) in net assets	199,702,479	125,712,359	68,830,646	143,947,669

Net Assets
Beginning of period	745,829,311	620,116,952	298,573,503	154,625,834
End of period	$945,531,790	$745,829,311	$367,404,149	$298,573,503

See Notes to Financial Statements.
88

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2025 AND AUGUST 31, 2024 (EXCEPT AS NOTED)
	Avantis U.S. Small Cap Equity Fund		Avantis U.S. Small Cap Value Fund
Increase (Decrease) in Net Assets	August 31, 2025	August 31, 2024(1)	August 31, 2025	August 31, 2024
Operations
Net investment income (loss)	$904,490	$6,161	$18,656,665	$11,213,390
Net realized gain (loss)	164,630	(755)	27,502,138	29,351,725
Change in net unrealized appreciation (depreciation)	6,725,430	201,647	28,014,758	71,161,965
Net increase (decrease) in net assets resulting from operations	7,794,550	207,053	74,173,561	111,727,080

Distributions to Shareholders
From earnings:
Institutional Class	(128,687)	—	(38,207,104)	(7,826,929)
G Class	(3,465)	—	(214,273)	(81,348)
Decrease in net assets from distributions	(132,152)	—	(38,421,377)	(7,908,277)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	96,946,979	2,000,000	311,798,428	326,957,185

Net increase (decrease) in net assets	104,609,377	2,207,053	347,550,612	430,775,988

Net Assets
Beginning of period	2,207,053	—	861,219,871	430,443,883
End of period	$106,816,430	$2,207,053	$1,208,770,483	$861,219,871
(1)June 20, 2024 (fund inception) through August 31, 2024.

See Notes to Financial Statements.
89

Notes to Financial Statements

AUGUST 31, 2025

1. Organization

American Century ETF Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Delaware statutory trust. The financial statements herein relate to the following funds and the respective share classes offered by the trust.

Avantis U.S. Equity Fund	Institutional, G
Avantis U.S. Large Cap Value Fund	Institutional, G
Avantis U.S. Small Cap Equity Fund	Institutional, G
Avantis U.S. Small Cap Value Fund	Institutional, G

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund's investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

90

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. The Schedule of Investments provides additional information on a fund's level classifications.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. A fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. A fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of a fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of a fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes a fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, a fund may experience delays in recovery of the loaned securities or delays in access to collateral, or a fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, a fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities, and the remaining contractual maturities of any securities lending transactions are considered overnight and continuous.
91

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the funds' distributor, American Century Investment Services, Inc., and the funds’ transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each class and paid monthly in arrears. The investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The annual management fee including any waiver impacts for the period ended August 31, 2025 are as follows:

	Annual Management Fee
	Institutional Class	G Class	G Class (before waiver)
Avantis U.S. Equity Fund	0.15%	0.00%	0.15%
Avantis U.S. Large Cap Value Fund	0.15%	0.00%	0.15%
Avantis U.S. Small Cap Equity Fund	0.25%	0.00%	0.25%
Avantis U.S. Small Cap Value Fund	0.25%	0.00%	0.25%

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the funds. The trustees receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Related Party Ownership — A related party, including other funds advised by American Century Investments, may own outstanding shares of a fund. Related parties do not invest in a fund for the purpose of exercising management or control. As of period end, related parties with ownership of 5% or more of the outstanding shares of a fund are as follows:

	Related Party	% of Outstanding Shares
Avantis U.S. Equity Fund	American Century Asset Allocation Portfolios, Inc.	16%

Interfund Transactions — A fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Investment transactions, excluding short-term investments, for the period ended August 31, 2025 were as follows:

	Avantis U.S. Equity Fund	Avantis U.S. Large Cap Value Fund	Avantis U.S. Small Cap Equity Fund	Avantis U.S. Small Cap Value Fund
Purchases	$229,190,892	$244,852,097	$108,102,535	$511,550,217
Sales	$129,191,296	$204,466,979	$8,836,655	$201,880,963

92

5. Capital Share Transactions

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

	Year ended August 31, 2025		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Avantis U.S. Equity Fund
Institutional Class
Sold	3,761,067	$67,124,002	7,030,468	$111,375,940
Issued in reinvestment of distributions	485,916	9,378,192	491,967	7,226,999
Redeemed	(8,281,500)	(153,861,214)	(8,883,939)	(140,083,884)
	(4,034,517)	(77,359,020)	(1,361,504)	(21,480,945)
G Class
Sold	12,512,695	237,016,743	1,501,091	22,829,720
Issued in reinvestment of distributions	43,732	844,462	42,852	629,491
Redeemed	(3,308,366)	(62,649,744)	(837,480)	(13,963,292)
	9,248,061	175,211,461	706,463	9,495,919
Net increase (decrease)	5,213,544	$97,852,441	(655,041)	$(11,985,026)

	Year ended August 31, 2025		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Avantis U.S. Large Cap Value Fund
Institutional Class
Sold	15,911,377	$226,765,092	10,618,674	$135,851,337
Issued in reinvestment of distributions	313,531	4,693,551	212,068	2,459,990
Redeemed	(13,407,952)	(191,536,276)	(2,762,434)	(35,736,603)
	2,816,956	39,922,367	8,068,308	102,574,724
G Class
Sold	356,454	5,098,016	243,837	3,099,239
Issued in reinvestment of distributions	18,355	274,779	20,955	242,863
Redeemed	(356,218)	(5,109,429)	(234,837)	(3,010,712)
	18,591	263,366	29,955	331,390
Net increase (decrease)	2,835,547	$40,185,733	8,098,263	$102,906,114

	Year ended August 31, 2025		Period ended August 31, 2024(1)
	Shares	Amount	Shares	Amount
Avantis U.S. Small Cap Equity Fund
Institutional Class
Sold	10,301,002	$111,384,332	150,000	$1,500,000
Issued in reinvestment of distributions	10,980	128,687	—	—
Redeemed	(1,377,326)	(14,569,505)	—	—
	8,934,656	96,943,514	150,000	1,500,000
G Class
Sold	—	—	50,000	500,000
Issued in reinvestment of distributions	296	3,465	—	—
	296	3,465	50,000	500,000
Net increase (decrease)	8,934,952	$96,946,979	200,000	$2,000,000
(1)June 20, 2024 (fund inception) through August 31, 2024.

93

	Year ended August 31, 2025		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Avantis U.S. Small Cap Value Fund
Institutional Class
Sold	33,523,247	$562,660,075	28,384,981	$458,314,871
Issued in reinvestment of distributions	2,013,603	36,828,797	528,670	7,824,311
Redeemed	(18,371,858)	(304,359,917)	(8,751,084)	(140,196,193)
	17,164,992	295,128,955	20,162,567	325,942,989
G Class
Sold	1,249,180	21,401,215	134,455	2,051,841
Issued in reinvestment of distributions	11,722	214,273	5,500	81,348
Redeemed	(289,340)	(4,946,015)	(67,886)	(1,118,993)
	971,562	16,669,473	72,069	1,014,196
Net increase (decrease)	18,136,554	$311,798,428	20,234,636	$326,957,185

6. Derivative Instruments

A fund may invest in various types of derivative instruments as permitted by its investment objectives and policies. The following is a summary of the primary underlying risks and derivative strategies used during the period. The Schedule of Investments provides additional information on the value and effect of a fund’s derivative instruments activity.

Equity Price Risk — The funds may be subject to equity price risk in the normal course of pursuing their investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The average notional exposure to equity price risk derivative instruments held during the period was as follows:

Futures Contracts Purchased
Avantis U.S. Equity Fund	$1,252,897
Avantis U.S. Large Cap Value Fund	$853,594
Avantis U.S. Small Cap Equity Fund	$349,918
Avantis U.S. Small Cap Value Fund	$1,931,885

7. Risk Factors

The overall risk profile of a fund will be impacted by the fund’s investment strategy, including the investment vehicles and techniques utilized to manage a portfolio. The net asset value of a fund will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

8. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2025 and August 31, 2024 (except as noted) were as follows:
	2025		2024
	Distributions Paid From:		Distributions Paid From:
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Avantis U.S. Equity Fund	$10,245,884	—	$7,875,263	—
Avantis U.S. Large Cap Value Fund	$4,971,219	—	$2,702,853	—
Avantis U.S. Small Cap Equity Fund	$132,152	—	—(1)	—(1)
Avantis U.S. Small Cap Value Fund	$13,018,702	$25,402,675	$7,908,277	—
(1)June 20, 2024 (fund inception) through August 31, 2024.

94

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

The reclassifications, which are primarily due to tax equalization, were as follows:

	Avantis U.S. Equity Fund	Avantis U.S. Large Cap Value Fund	Avantis U.S. Small Cap Equity Fund	Avantis U.S. Small Cap Value Fund
Capital paid in	$592,716	$5,016,618	$32,556	$4,468,839
Distributable earnings (loss)	$(592,716)	$(5,016,618)	$(32,556)	$(4,468,839)

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	Avantis U.S. Equity Fund	Avantis U.S. Large Cap Value Fund	Avantis U.S. Small Cap Equity Fund	Avantis U.S. Small Cap Value Fund
Federal tax cost of investments	$679,775,842	$313,290,055	$102,826,896	1,041,055,292
Gross tax appreciation of investments	$301,463,385	$69,589,419	$14,911,376	$263,894,156
Gross tax depreciation of investments	(32,960,691)	(15,414,355)	(8,144,575)	(84,570,654)
Net tax appreciation (depreciation) of investments	268,502,694	54,175,064	6,766,801	179,323,502
Net tax appreciation (depreciation) on derivatives	—	—	—	—
Net tax appreciation (depreciation)	$268,502,694	$54,175,064	$6,766,801	179,323,502
Undistributed ordinary income	$7,042,990	$7,924,074	$998,425	$12,100,961
Accumulated long-term gains	$5,010,029	$8,989,030	$71,669	$25,182,882

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the tax deferral of losses on wash sales, return of capital dividends received and the realization for tax purposes of unrealized gains (losses) on futures contracts and investments in passive foreign investment companies.

95

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis U.S. Equity Fund
Institutional Class
2025	$18.01	0.25	2.26	2.51	(0.25)	—	(0.25)	$20.27	14.02%	0.15%	0.15%	1.32%	1.32%	16%	$695,745
2024	$14.74	0.23	3.23	3.46	(0.19)	—	(0.19)	$18.01	23.72%	0.15%	0.15%	1.46%	1.46%	10%	$690,706
2023	$13.23	0.24	1.48	1.72	(0.21)	—	(0.21)	$14.74	13.19%	0.15%	0.15%	1.79%	1.79%	7%	$585,425
2022	$14.93	0.22	(1.78)	(1.56)	(0.10)	(0.04)	(0.14)	$13.23	(10.57)%	0.15%	0.15%	1.52%	1.52%	4%	$338,381
2021	$10.92	0.18	3.95	4.13	(0.09)	(0.03)	(0.12)	$14.93	38.03%	0.15%	0.15%	1.37%	1.37%	3%	$212,075
G Class
2025	$18.03	0.27	2.28	2.55	(0.28)	—	(0.28)	$20.30	14.23%	0.00%	0.15%	1.47%	1.32%	16%	$249,786
2024	$14.76	0.26	3.22	3.48	(0.21)	—	(0.21)	$18.03	23.88%	0.00%	0.15%	1.61%	1.46%	10%	$55,123
2023	$13.26	0.26	1.47	1.73	(0.23)	—	(0.23)	$14.76	13.26%	0.00%	0.15%	1.94%	1.79%	7%	$34,692
2022	$14.95	0.25	(1.78)	(1.53)	(0.12)	(0.04)	(0.16)	$13.26	(10.36)%	0.00%	0.15%	1.67%	1.52%	4%	$25,097
2021(3)	$12.80	0.14	2.01	2.15	—	—	—	$14.95	16.80%	0.00%	0.15%	1.55%	1.40%	3%(4)	$1,663

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)January 20, 2021 (commencement of sale) through August 31, 2021.
(4)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis U.S. Large Cap Value Fund
Institutional Class
2025	$14.01	0.26	1.17	1.43	(0.23)	$15.21	10.23%	0.15%	0.15%	1.79%	1.79%	57%	$349,300
2024	$11.70	0.25	2.26	2.51	(0.20)	$14.01	21.77%	0.15%	0.15%	1.95%	1.95%	17%	$282,164
2023	$10.48	0.26	1.07	1.33	(0.11)	$11.70	12.76%	0.16%	0.16%	2.34%	2.34%	40%	$141,271
2022(3)	$10.00	0.08	0.40	0.48	—	$10.48	4.80%	0.15%	0.15%	3.59%	3.59%	0%	$80,581
G Class
2025	$14.02	0.28	1.18	1.46	(0.25)	$15.23	10.46%	0.00%	0.15%	1.94%	1.79%	57%	$18,104
2024	$11.71	0.27	2.25	2.52	(0.21)	$14.02	21.94%	0.00%	0.15%	2.10%	1.95%	17%	$16,409
2023	$10.48	0.27	1.08	1.35	(0.12)	$11.71	12.95%	0.01%	0.16%	2.49%	2.34%	40%	$13,355
2022(3)	$10.00	0.05	0.43	0.48	—	$10.48	4.80%	0.00%	0.15%	3.74%	3.59%	0%	$5

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)June 21, 2022 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis U.S. Small Cap Equity Fund
Institutional Class
2025	$11.03	0.15	0.56	0.71	(0.05)	$11.69	6.47%	0.25%	0.25%	1.43%	1.43%	15%	$106,227
2024(3)	$10.00	0.03	1.00	1.03	—	$11.03	10.30%	0.25%	0.25%	1.42%	1.42%	0%	$1,655
G Class
2025	$11.04	0.17	0.57	0.74	(0.07)	$11.71	6.70%	0.00%	0.25%	1.68%	1.43%	15%	$589
2024(3)	$10.00	0.03	1.01	1.04	—	$11.04	10.40%	0.00%	0.25%	1.67%	1.42%	0%	$552

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)June 20, 2024 (fund inception) through August 31, 2024.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis U.S. Small Cap Value Fund
Institutional Class
2025	$17.53	0.31	0.83	1.14	(0.24)	(0.46)	(0.70)	$17.97	6.44%	0.25%	0.25%	1.84%	1.84%	20%	$1,186,127
2024	$14.89	0.30	2.60	2.90	(0.26)	—	(0.26)	$17.53	19.76%	0.25%	0.25%	1.85%	1.85%	21%	$856,189
2023	$14.27	0.29	1.42	1.71	(0.25)	(0.84)	(1.09)	$14.89	12.59%	0.25%	0.25%	2.06%	2.06%	22%	$427,244
2022	$15.20	0.25	(0.29)	(0.04)	(0.19)	(0.70)	(0.89)	$14.27	(0.61)%	0.25%	0.25%	1.70%	1.70%	45%	$368,198
2021	$9.03	0.24	6.01	6.25	(0.08)	—(3)	(0.08)	$15.20	69.57%	0.25%	0.25%	1.81%	1.81%	37%	$260,196
G Class
2025	$17.56	0.34	0.85	1.19	(0.29)	(0.46)	(0.75)	$18.00	6.71%	0.00%	0.25%	2.09%	1.84%	20%	$22,644
2024	$14.92	0.34	2.59	2.93	(0.29)	—	(0.29)	$17.56	20.03%	0.00%	0.25%	2.10%	1.85%	21%	$5,031
2023	$14.29	0.32	1.44	1.76	(0.29)	(0.84)	(1.13)	$14.92	12.94%	0.00%	0.25%	2.31%	2.06%	22%	$3,200
2022	$15.22	0.28	(0.28)	—	(0.23)	(0.70)	(0.93)	$14.29	(0.37)%	0.00%	0.25%	1.95%	1.70%	45%	$2,304
2021(4)	$12.82	0.18	2.22	2.40	—	—	—	$15.22	18.72%	0.00%	0.25%	2.00%	1.75%	37%(5)	$161

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Per-share amount was less than $0.005.
(4)January 20, 2021 (commencement of sale) through August 31, 2021.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Century ETF Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Avantis® U.S. Equity Fund, Avantis® U.S. Large Cap Value Fund, Avantis® U.S. Small Cap Equity Fund, and Avantis® U.S. Small Cap Value Fund (the “Funds”), four of the funds constituting the American Century ETF Trust, as of August 31, 2025, the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods indicated in the table below; and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, and the results of their operations, the changes in their net assets, and the financial highlights for the periods listed in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Fund Constituting the American Century ETF Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Avantis® U.S. Equity Fund	For the year ended August 31, 2025	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025, 2024, 2023, 2022, and 2021
Avantis® U.S. Large Cap Value Fund	For the year ended August 31, 2025	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025, 2024, 2023, and the period from June 21, 2022 (fund inception) through August 31, 2022
Avantis® U.S. Small Cap Equity Fund	For the year ended August 31, 2025	For the year ended August 31, 2025, and the period from June 20, 2024 (fund inception) through August 31, 2024
Avantis® U.S. Small Cap Value Fund	For the year ended August 31, 2025	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025, 2024, 2023, 2022, and 2021

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
October 16, 2025

We have served as the auditor of one or more American Century investment companies since 1997.

100

Approval of Management Agreements

At a meeting held on June 11, 2025, the Funds’ Board of Trustees (the “Board”) unanimously approved the renewal of the management agreements pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees.

Prior to its consideration of the renewal of the Funds’ management agreements, the Trustees requested and reviewed extensive data and information compiled by the Advisor and certain independent data providers concerning each Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its Audit Committee on a continual basis and the information received was supplemental to the extensive information that the Board and its Audit Committee receive and consider over time.

In connection with its consideration of the renewal of the management agreements, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to:

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to each Fund;
•the wide range of programs and services the Advisor and other service providers provide to each Fund and its shareholders on a routine and non-routine basis;
•each Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other funds with similar investment objectives and strategies;
•the cost of owning each Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to each Fund, the profitability of each Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of each Fund;
•any collateral benefits derived by the Advisor from the management of each Fund;
•fees and expenses associated with any investment by each Fund in other funds;
•payments to intermediaries by each Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The independent Trustees met separately in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The independent Trustees also held active discussions with the Advisor regarding the renewal of the management agreements. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreements for the Funds. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreements, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under each Fund’s management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include the following:

•constructing and designing each Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of each Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
101

•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans, if applicable)

Investment Management Services. The nature of the investment management services provided to each Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board provides oversight of the investment performance process. It regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Board found the investment management services provided by the Advisor to each Fund to be satisfactory and consistent with its respective management agreement.

Shareholder and Other Services. Under the management agreements, the Advisor provides each Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its Audit Committee, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, if applicable, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under the respective management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund (pre- and post-distribution), and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreements, and the reasonableness of the terms of the current management agreements. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to the Funds and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreements provide that each Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of each Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1, and, for certain funds, fees and expenses of each Fund’s independent Trustees (including their independent legal counsel). Under the unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Funds and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing each Fund’s unified fee to the total expense ratios of its peers. The Board concluded that the management fee paid by each Fund to the Advisor under its respective management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to funds or other advisory clients managed similarly to the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of each Fund. The Board analyzed this information and concluded that the fees charged and services provided to each Fund were reasonable by comparison.

102

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by each Fund and the Advisor and services provided in response thereto. These payments could include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for each Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of each Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in each Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to each Fund.

Set forth below are certain of the Fund-specific factors that the Board considered in addition to the other factors described herein:

Avantis U.S. Equity Fund - The Fund’s performance was below its benchmark for the one-, three-, and five-year periods reviewed by the Board. The unified fee charged to shareholders of the Fund was the lowest of the total expense ratios of the Fund’s peer expense universe and peer expense group.
Avantis U.S. Large Cap Value Fund - The Fund’s performance was above its benchmark for the one-year period reviewed by the Board. The unified fee charged to shareholders of the Fund was the lowest of the total expense ratios of the Fund’s peer expense universe and peer expense group.
Avantis U.S. Small Cap Equity Fund - The unified fee charged to shareholders of the Fund was the lowest of the total expense ratios of the Fund’s peer expense universe and peer expense group.
Avantis U.S. Small Cap Value Fund - The Fund’s performance was above its benchmark for the one-, three-, and five-year periods reviewed by the Board. The unified fee charged to shareholders of the Fund was the lowest of the total expense ratios of the Fund’s peer expense universe and peer expense group.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreements are fair and reasonable and that the management fee charged to each Fund is fair in light of the services provided and that the management agreements between the Funds and the Advisor should be renewed for an additional one-year period.

103

Other Tax Information
The following information is provided pursuant to provisions of the Internal Revenue Code (IRC).

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended August 31, 2025.

The funds hereby designate the following, or up to the maximum amount allowable, for the fiscal year ended August 31, 2025.

	Corporate Dividends Received Deduction	Qualified Short-Term Capital Gain Distributions (IRC Section 871)	Long-Term Capital Gain Distributions (20% Rate)
Avantis U.S. Equity Fund	$10,245,884	—	$190,009
Avantis U.S. Large Cap Value Fund	$4,971,219	$464,937	$3,943,373
Avantis U.S. Small Cap Equity Fund	$131,953	$2,569	$1,951
Avantis U.S. Small Cap Value Fund	$12,706,494	—	$28,033,525

The funds utilized the following earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction (tax equalization) during the period ended August 31, 2025.

Dividends Paid Deduction (Tax Equalization)
Avantis U.S. Equity Fund	$592,716
Avantis U.S. Large Cap Value Fund	$5,016,618
Avantis U.S. Small Cap Equity Fund	$32,556
Avantis U.S. Small Cap Value Fund	$4,468,839
104

Contact Us	avantisinvestors.com
American Century Sales Representatives, Financial Professionals, Broker Dealers, Insurance Companies, Banks and Trust Companies	1-833-928-2684

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-97500 2510

Annual Financial Statements and Other Information

August 31, 2025

Avantis® Emerging Markets Equity Fund
Institutional Class (AVEEX)
G Class (AVENX)
Avantis® International Equity Fund
Institutional Class (AVDEX)
G Class (AVDNX)
Avantis® International Small Cap Value Fund
Institutional Class (AVDVX)
G Class (AVANX)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit avantisinvestors.com/docs.

Schedule of Investments - Avantis Emerging Markets Equity Fund
AUGUST 31, 2025

	Shares	Value
COMMON STOCKS — 99.8%
Brazil — 4.7%
Allos SA	65,561	$290,329
Ambev SA, ADR	162,318	363,592
Ambipar Participacoes e Empreendimentos SA(1)	21,000	53,024
Anima Holding SA	600	372
Auren Energia SA	64,902	129,999
Automob Participacoes SA(1)	1,984	4,702
Azzas 2154 SA	30,200	192,668
B3 SA - Brasil Bolsa Balcao	133,300	320,106
Banco ABC Brasil SA, Preference Shares	19,292	78,138
Banco Bradesco SA	79,659	212,156
Banco Bradesco SA, ADR	264,157	821,528
Banco BTG Pactual SA	76,100	632,734
Banco do Brasil SA	107,620	424,577
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	53,300	112,757
Banco Mercantil do Brasil SA, Preference Shares	800	6,708
Banco Pan SA, Preference Shares	28,200	40,257
Banco Santander Brasil SA, ADR(2)	28,959	153,483
BB Seguridade Participacoes SA	62,200	374,679
Bemobi Mobile Tech SA	6,400	23,679
BR Advisory Partners Participacoes SA	19,100	58,654
BrasilAgro - Co. Brasileira de Propriedades Agricolas	9,400	36,304
Braskem SA, Class A, ADR(1)(2)	13,074	45,498
Brava Energia(1)	58,839	217,589
BRF SA, ADR(2)	46,430	177,363
C&A Modas SA	33,500	104,544
Caixa Seguridade Participacoes SA	14,000	37,157
Camil Alimentos SA	13,900	12,511
Centrais Eletricas Brasileiras SA, ADR	90,355	744,525
Centrais Eletricas Brasileiras SA, Class B Preference Shares	17,600	155,749
Cia Brasileira de Aluminio(1)	42,653	27,534
Cia Brasileira de Distribuicao(1)	52,900	34,832
Cia de Ferro Ligas da Bahia FERBASA, Preference Shares	19,200	22,806
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	23,951	542,490
Cia de Saneamento de Minas Gerais Copasa MG	52,100	288,662
Cia De Sanena Do Parana, Preference Shares	182,300	224,603
Cia Energetica de Minas Gerais, ADR	241,774	490,801
Cia Paranaense de Energia - Copel, Preference Shares	103,000	231,956
Cia Paranaense de Energia - Copel, Preference Shares, ADR	6,132	55,556
Cia Siderurgica Nacional SA, ADR(2)	74,734	105,375
CPFL Energia SA	15,800	114,467
Cristal Pigmentos do Brasil SA, Preference Shares(1)	200	545
Cury Construtora e Incorporadora SA	44,700	284,268
Cyrela Brazil Realty SA Empreendimentos e Participacoes	57,800	301,268
Dexco SA	106,938	113,805
Dexxos Participacoes SA	3,600	5,544
EcoRodovias Infraestrutura e Logistica SA	146,400	217,365
Embraer SA, ADR	8,220	463,033
Empreendimentos Pague Menos SA	31,164	21,382
Energisa SA	30,900	279,373
2

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Eneva SA(1)	42,000	$117,204
Engie Brasil Energia SA	10,600	78,378
Equatorial Energia SA	81,175	546,172
Eucatex SA Industria e Comercio, Preference Shares	3,000	9,716
Even Construtora e Incorporadora SA	34,800	49,294
Ez Tec Empreendimentos e Participacoes SA	16,300	44,434
Fleury SA	12,700	34,714
Fras-Le SA	16,400	70,417
Gerdau SA, ADR	163,664	504,085
Grazziotin SA, Preference Shares	200	1,014
Grendene SA	46,400	46,213
Grupo Mateus SA	33,900	45,518
Grupo Multi SA(1)	62,800	12,046
Grupo SBF SA	29,300	61,282
Guararapes Confeccoes SA	19,100	33,114
Hapvida Participacoes e Investimentos SA(1)	6,115	47,155
Hypera SA	22,800	102,607
Iguatemi SA	39,437	171,660
Inter & Co., Inc., Class A	47,627	409,116
Iochpe Maxion SA	40,800	106,179
Irani Papel e Embalagem SA	5,300	7,664
IRB-Brasil Resseguros SA(1)	14,647	128,995
Isa Energia Brasil SA, Preference Shares	58,100	248,502
Itau Unibanco Holding SA, ADR	205,846	1,469,740
Jalles Machado SA(1)	18,157	9,946
JBS NV, BDR(1)	34,900	564,582
JHSF Participacoes SA	84,900	89,099
Kepler Weber SA	37,300	54,555
Klabin SA	104,800	357,010
Light SA(1)	15,600	16,429
Localiza Rent a Car SA	43,248	287,637
LOG Commercial Properties e Participacoes SA	4,900	19,205
Log-in Logistica Intermodal SA(1)	5,558	24,633
Lojas Quero-Quero SA	43,536	20,717
Lojas Renner SA	136,587	409,369
M Dias Branco SA	7,800	42,411
Magazine Luiza SA	108,415	165,166
Mahle Metal Leve SA	11,600	59,649
Marcopolo SA	18,800	25,555
Marcopolo SA, Preference Shares	111,100	189,133
Marfrig Global Foods SA	13,043	60,093
Marisa Lojas SA(1)	7,757	1,731
Metalurgica Gerdau SA, Preference Shares	87,800	152,707
Mills Locacao Servicos e Logistica SA	12,849	29,528
Minerva SA(1)	60,100	66,620
Motiva Infraestrutura de Mobilidade SA	138,800	369,666
Moura Dubeux Engenharia SA	9,100	44,091
Movida Participacoes SA	66,600	86,722
MRV Engenharia e Participacoes SA(1)	85,800	120,269
Multiplan Empreendimentos Imobiliarios SA	18,400	94,480
Natura Cosmeticos SA(1)	24,178	40,090
NU Holdings Ltd., Class A(1)	6,751	99,915
Oceanpact Servicos Maritimos SA(1)	13,400	17,004
3

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Odontoprev SA	55,660	$134,586
Orizon Valorizacao de Residuos SA(1)	3,300	33,445
Pagseguro Digital Ltd., Class A	28,413	254,580
Patria Investments Ltd., Class A	7,279	98,558
PBG SA(1)	18,400	13,880
Pet Center Comercio e Participacoes SA	93,200	67,727
Petroleo Brasileiro SA - Petrobras, ADR	92,953	1,152,617
Petroleo Brasileiro SA - Petrobras, ADR, Preference Shares	115,925	1,329,660
Petroreconcavo SA	27,600	65,769
Plano & Plano Desenvolvimento Imobiliario SA	18,100	47,939
Porto Seguro SA	3,800	36,410
Positivo Tecnologia SA	18,500	15,252
PRIO SA(1)	102,800	718,217
Profarma Distribuidora de Produtos Farmaceuticos SA	1,200	1,923
Raia Drogasil SA	142,032	464,721
Raizen SA, Preference Shares(1)	182,400	38,351
Rede D'Or Sao Luiz SA	17,010	123,453
Romi SA	7,778	11,319
Rumo SA	44,500	119,748
Santos Brasil Participacoes SA	85,400	223,823
Sao Carlos Empreendimentos e Participacoes SA	100	406
Sao Martinho SA	37,100	120,842
Ser Educacional SA	25,500	42,000
Serena Energia SA(1)	58,700	131,434
Simpar SA	59,500	57,175
SLC Agricola SA	25,340	82,304
Smartfit Escola de Ginastica e Danca SA	15,994	72,243
StoneCo Ltd., A Shares(1)	10,828	178,337
Suzano SA, ADR(2)	78,919	767,882
SYN prop e tech SA	7,800	9,552
Taurus Armas SA, Preference Shares	11,660	9,914
Tegma Gestao Logistica SA	4,500	30,228
Telefonica Brasil SA, ADR(2)	26,079	325,205
TIM SA, ADR(2)	18,131	383,471
TOTVS SA	12,900	102,713
Transmissora Alianca de Energia Eletrica SA	10,400	66,714
Trisul SA	15,400	18,462
Tupy SA	14,700	39,286
Ultrapar Participacoes SA, ADR	114,990	419,713
Unipar Carbocloro SA, Class B Preference Shares	3,900	45,791
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares(1)	71,700	57,526
Vale SA, ADR	250,865	2,578,892
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	17,600	68,039
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	153,400	123,640
Vibra Energia SA	214,600	959,433
Vulcabras SA	10,900	43,163
WEG SA	30,900	215,143
Wilson Sons SA	35,500	117,791
Wiz Co.	4,600	7,118
XP, Inc., Class A	29,741	539,502
YDUQS Participacoes SA	19,100	46,571
Zamp SA(1)	16,028	10,347
		30,137,093
4

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Chile — 0.6%
Banco de Chile	2,959,390	$424,056
Banco de Credito e Inversiones SA	7,079	286,282
Banco Itau Chile SA	4,740	67,763
Banco Santander Chile, ADR	9,745	234,270
Besalco SA	2,057	1,862
CAP SA(1)	10,432	55,945
Cencosud SA	42,171	133,508
Cencosud Shopping SA	29,082	58,953
Cia Cervecerias Unidas SA, ADR	3,927	48,577
Cia Sud Americana de Vapores SA	1,811,817	90,456
Colbun SA	1,170,058	175,840
Embotelladora Andina SA, Class B Preference Shares	49,724	196,975
Empresa Nacional de Telecomunicaciones SA	24,293	83,944
Empresas CMPC SA	136,824	214,539
Empresas Copec SA	40,808	304,688
Enel Americas SA	1,315,806	136,774
Enel Chile SA	1,180,958	82,815
Engie Energia Chile SA	115,380	144,386
Falabella SA	69,740	396,942
Ripley Corp. SA	168,455	80,495
Salfacorp SA	2,048	1,875
Sociedad Quimica y Minera de Chile SA, ADR(1)(2)	7,270	330,858
SONDA SA	1,402	505
Vina Concha y Toro SA	72,733	84,104
		3,636,412
China — 27.6%
361 Degrees International Ltd.	194,000	158,801
3SBio, Inc.(1)(2)	456,000	1,715,331
AAC Technologies Holdings, Inc.	227,000	1,266,057
Agile Group Holdings Ltd.(1)	766,000	45,175
Agora, Inc., ADR(1)	16,639	57,405
Agricultural Bank of China Ltd., H Shares	1,706,000	1,153,646
Air China Ltd., H Shares(1)	28,000	18,614
Ajisen China Holdings Ltd.	4,000	514
AK Medical Holdings Ltd.	70,000	50,594
Akeso, Inc.(1)(2)	44,000	886,228
Alibaba Group Holding Ltd., ADR	65,737	8,874,495
Alibaba Health Information Technology Ltd.(1)(2)	74,000	52,471
A-Living Smart City Services Co. Ltd.(2)	175,250	69,317
Aluminum Corp. of China Ltd., H Shares	532,000	476,612
ANE Cayman, Inc.(1)	198,000	213,549
Angang Steel Co. Ltd., H Shares(1)	4,000	1,104
Anhui Conch Cement Co. Ltd., H Shares	144,000	454,790
Anhui Expressway Co. Ltd., H Shares	102,000	153,968
ANTA Sports Products Ltd.	164,000	2,040,562
Anton Oilfield Services Group	182,000	31,177
AsiaInfo Technologies Ltd.(2)	43,600	57,929
Atour Lifestyle Holdings Ltd., ADR	8,541	332,416
Autohome, Inc., ADR	5,218	150,696
BAIC Motor Corp. Ltd., H Shares(1)	648,500	171,078
Baidu, Inc., ADR(1)	6,314	601,724
Bairong, Inc.(1)	18,500	29,331
5

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Bank of China Ltd., H Shares	4,856,000	$2,665,333
Bank of Chongqing Co. Ltd., H Shares	165,500	158,785
Bank of Communications Co. Ltd., H Shares	883,000	765,622
BBMG Corp., H Shares	541,000	57,771
Beijing Capital International Airport Co. Ltd., H Shares(1)	94,000	35,705
Beijing Enterprises Holdings Ltd.	54,000	224,862
Beijing Jingneng Clean Energy Co. Ltd., H Shares	424,000	129,662
Beijing North Star Co. Ltd., H Shares(1)	4,000	459
BeOne Medicines Ltd., ADR(1)	885	270,854
Binjiang Service Group Co. Ltd.	4,500	14,308
BOC Aviation Ltd.	26,900	241,450
BOE Varitronix Ltd.	138,000	107,997
Bosideng International Holdings Ltd.	1,016,000	588,038
Brilliance China Automotive Holdings Ltd.(2)	984,000	504,048
BYD Co. Ltd., H Shares	156,000	2,200,818
BYD Electronic International Co. Ltd.(2)	29,000	154,172
C&D Property Management Group Co. Ltd.	12,000	4,915
Canadian Solar, Inc.(1)(2)	621	6,073
Cango, Inc., ADR(1)(2)	5,200	24,804
Cathay Group Holdings, Inc.	12,000	2,800
Central China New Life Ltd.(1)	62,000	8,195
Chaowei Power Holdings Ltd.	36,000	6,476
Cheetah Mobile, Inc., ADR(1)	61	367
China Aircraft Leasing Group Holdings Ltd.	1,000	611
China BlueChemical Ltd., H Shares	358,000	112,256
China Bohai Bank Co. Ltd., H Shares(1)	215,000	28,214
China Chunlai Education Group Co. Ltd.	44,000	24,701
China Cinda Asset Management Co. Ltd., H Shares(2)	1,306,000	275,187
China CITIC Bank Corp. Ltd., H Shares	707,000	632,175
China Coal Energy Co. Ltd., H Shares(2)	320,000	388,881
China Communications Services Corp. Ltd., H Shares	570,000	339,967
China Conch Environment Protection Holdings Ltd.(1)	5,500	495
China Conch Venture Holdings Ltd.	342,500	455,158
China Construction Bank Corp., H Shares	5,979,000	5,786,488
China Datang Corp. Renewable Power Co. Ltd., H Shares	756,000	232,393
China Dongxiang Group Co. Ltd.(1)	210,000	13,156
China East Education Holdings Ltd.(1)	210,000	217,938
China Eastern Airlines Corp. Ltd., H Shares(1)(2)	14,000	5,483
China Education Group Holdings Ltd.	350,841	128,838
China Energy Development Holdings Ltd.(1)	48,000	191
China Everbright Bank Co. Ltd., H Shares	462,000	207,731
China Everbright Environment Group Ltd.	676,000	381,215
China Everbright Greentech Ltd.	104,000	12,699
China Everbright Ltd.(2)	216,000	247,832
China Feihe Ltd.	811,000	459,023
China Foods Ltd.	32,000	16,366
China Galaxy Securities Co. Ltd., H Shares	480,500	693,641
China Gas Holdings Ltd.	182,000	182,268
China Glass Holdings Ltd.(1)	156,000	5,024
China High Speed Transmission Equipment Group Co. Ltd.(1)(2)	51,000	8,595
China Hongqiao Group Ltd.	610,000	2,007,851
China International Capital Corp. Ltd., H Shares	79,200	217,259
China Isotope & Radiation Corp.	2,200	4,746
6

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
China Kepei Education Group Ltd.(2)	68,000	$13,651
China Lesso Group Holdings Ltd.	429,000	266,454
China Life Insurance Co. Ltd., Class H	784,580	2,440,603
China Lilang Ltd.	24,000	11,679
China Longyuan Power Group Corp. Ltd., H Shares	617,000	533,754
China Medical System Holdings Ltd.(2)	344,000	577,671
China Meidong Auto Holdings Ltd.	294,000	80,854
China Mengniu Dairy Co. Ltd.	238,000	468,575
China Merchants Bank Co. Ltd., H Shares	302,000	1,877,135
China Merchants Land Ltd.(1)	40,000	1,574
China Merchants Port Holdings Co. Ltd.	209,814	403,700
China Minsheng Banking Corp. Ltd., H Shares	876,500	499,804
China Modern Dairy Holdings Ltd.(2)	552,000	92,932
China National Building Material Co. Ltd., H Shares	788,832	573,179
China New Higher Education Group Ltd.(1)	299,101	41,882
China Nonferrous Mining Corp. Ltd.	411,000	550,367
China Oriental Group Co. Ltd.	26,000	5,571
China Pacific Insurance Group Co. Ltd., H Shares	301,400	1,383,413
China Petroleum & Chemical Corp., Class H	2,098,300	1,165,366
China Power International Development Ltd.(2)	1,240,000	498,499
China Railway Group Ltd., H Shares	339,000	172,444
China Railway Signal & Communication Corp. Ltd., H Shares	31,000	13,778
China Rare Earth Holdings Ltd.(1)	68,000	6,106
China Resources Beer Holdings Co. Ltd.	70,000	253,584
China Resources Building Materials Technology Holdings Ltd.	732,000	174,596
China Resources Gas Group Ltd.	18,200	46,976
China Resources Land Ltd.	427,000	1,688,963
China Resources Medical Holdings Co. Ltd.	91,000	42,678
China Resources Mixc Lifestyle Services Ltd.	43,000	215,688
China Resources Pharmaceutical Group Ltd.	139,500	87,511
China Resources Power Holdings Co. Ltd.(2)	348,000	803,594
China Sanjiang Fine Chemicals Co. Ltd.(1)	48,000	11,772
China Shenhua Energy Co. Ltd., H Shares	205,000	921,233
China Shineway Pharmaceutical Group Ltd.	117,000	129,929
China South City Holdings Ltd.(1)(2)	148,000	2,031
China Starch Holdings Ltd.	515,000	13,401
China Sunshine Paper Holdings Co. Ltd.(1)	69,000	16,072
China Suntien Green Energy Corp. Ltd., H Shares	162,000	90,292
China Taiping Insurance Holdings Co. Ltd.	393,200	821,524
China Tobacco International HK Co. Ltd.(2)	5,000	26,344
China Tower Corp. Ltd., H Shares	861,600	1,301,587
China Traditional Chinese Medicine Holdings Co. Ltd.	662,000	186,373
China Travel International Investment Hong Kong Ltd.(2)	318,000	61,766
China Vanke Co. Ltd., H Shares(1)(2)	97,700	66,960
China Water Affairs Group Ltd.(2)	120,000	95,845
China Xinhua Education Group Ltd.(1)	17,000	1,247
China XLX Fertiliser Ltd.	234,000	221,993
China Yongda Automobiles Services Holdings Ltd.	460,500	128,701
China Youran Dairy Group Ltd.(1)(2)	301,000	150,756
Chongqing Rural Commercial Bank Co. Ltd., H Shares	147,000	108,745
Chow Tai Fook Jewellery Group Ltd.(2)	214,200	402,509
CIFI Holdings Group Co. Ltd.(1)	282,880	8,184
CIMC Enric Holdings Ltd.	170,000	157,742
7

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
CITIC Ltd.	514,000	$737,913
CITIC Securities Co. Ltd., H Shares	70,825	262,325
CMGE Technology Group Ltd.(1)	110,000	6,746
CMOC Group Ltd., H Shares	354,000	544,615
COFCO Joycome Foods Ltd.(1)(2)	974,000	225,257
Concord New Energy Group Ltd.	1,440,000	73,096
Consun Pharmaceutical Group Ltd.	131,000	250,995
Contemporary Amperex Technology Co. Ltd., Class H(2)	2,500	135,943
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	48,000	43,012
COSCO SHIPPING Holdings Co. Ltd., Class H(2)	427,549	744,989
COSCO SHIPPING International Hong Kong Co. Ltd.	16,000	13,326
COSCO SHIPPING Ports Ltd.	292,274	212,204
Country Garden Services Holdings Co. Ltd.	613,000	513,147
CSPC Pharmaceutical Group Ltd.	1,539,200	2,000,870
CSSC Hong Kong Shipping Co. Ltd.	460,000	117,703
Daqo New Energy Corp., ADR(1)(2)	16,280	412,698
Datang International Power Generation Co. Ltd., H Shares(2)	6,000	1,705
Digital China Holdings Ltd.(2)	152,000	63,124
Dongfeng Motor Group Co. Ltd., Class H(2)	356,000	408,989
Dongyue Group Ltd.	133,000	222,261
DPC Dash Ltd.(1)	11,400	130,240
Edvantage Group Holdings Ltd.	92,754	19,089
ENN Energy Holdings Ltd.	39,300	318,098
Essex Bio-technology Ltd.	21,000	14,024
Ever Sunshine Services Group Ltd.	90,000	22,553
Evergrande Property Services Group Ltd.(1)	314,500	36,057
Excellence Commercial Property & Facilities Management Group Ltd.	65,000	10,136
FIH Mobile Ltd.(1)	28,400	55,915
FinVolution Group, ADR	45,665	376,736
First Tractor Co. Ltd., H Shares(2)	12,000	11,522
Flat Glass Group Co. Ltd., H Shares(2)	4,000	5,427
Fosun International Ltd.	320,000	217,975
Fountain SET Holdings Ltd.	6,000	517
Fu Shou Yuan International Group Ltd.(2)	314,000	134,461
Fufeng Group Ltd.	517,000	618,523
Fuyao Glass Industry Group Co. Ltd., H Shares	40,000	352,999
Ganfeng Lithium Group Co. Ltd., H Shares(2)	16,480	66,647
GCL Technology Holdings Ltd.(1)(2)	2,221,000	357,439
GDS Holdings Ltd., Class A(1)(2)	62,400	270,378
Geely Automobile Holdings Ltd.	1,181,000	2,978,887
Gemdale Properties & Investment Corp. Ltd.(1)(2)	1,556,000	51,269
Genertec Universal Medical Group Co. Ltd.	209,000	163,010
GF Securities Co. Ltd., H Shares	111,600	266,536
Giant Biogene Holding Co. Ltd.(2)	53,200	370,545
GOME Retail Holdings Ltd.(1)	1,993,000	4,881
Goodbaby International Holdings Ltd.	263,000	49,429
Grand Pharmaceutical Group Ltd.(2)	329,500	398,900
Great Wall Motor Co. Ltd., H Shares	133,500	320,089
Greentown China Holdings Ltd.	259,500	327,831
Greentown Management Holdings Co. Ltd.(2)	181,000	67,277
Guangdong Investment Ltd.	456,000	428,896
Guangzhou Automobile Group Co. Ltd., H Shares(2)	152,000	69,116
Guangzhou R&F Properties Co. Ltd., H Shares(1)(2)	754,000	72,162
8

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Guotai Haitong Securities Co. Ltd., H Shares(2)	150,648	$316,366
H World Group Ltd., ADR	29,360	1,081,916
Haichang Ocean Park Holdings Ltd.(1)(2)	937,000	89,247
Haidilao International Holding Ltd.	247,000	441,147
Haier Smart Home Co. Ltd., H Shares	107,200	364,022
Hainan Meilan International Airport Co. Ltd., H Shares(1)(2)	88,000	117,965
Haitian International Holdings Ltd.	98,000	277,817
Hangzhou Tigermed Consulting Co. Ltd., H Shares	1,700	10,184
Hansoh Pharmaceutical Group Co. Ltd.	56,000	260,133
Harbin Electric Co. Ltd., H Shares	144,000	149,447
Hello Group, Inc., ADR	23,901	198,378
Hengan International Group Co. Ltd.	105,000	334,990
Hisense Home Appliances Group Co. Ltd., H Shares	39,000	120,962
Hopson Development Holdings Ltd.(1)	42,163	19,191
Hua Hong Semiconductor Ltd.(1)(2)	71,000	491,575
Huabao International Holdings Ltd.(2)	110,000	59,644
Huadian Power International Corp. Ltd., H Shares	30,000	16,488
Huaneng Power International, Inc., H Shares	700,000	502,970
Huatai Securities Co. Ltd., H Shares	126,800	323,379
Hygeia Healthcare Holdings Co. Ltd.(1)(2)	6,000	11,552
iDreamSky Technology Holdings Ltd.(1)	222,400	32,839
Industrial & Commercial Bank of China Ltd., H Shares	4,449,000	3,309,626
Ingdan, Inc.(1)	66,000	21,770
Inkeverse Group Ltd.(1)	578,000	119,869
Innovent Biologics, Inc.(1)	107,000	1,337,281
iQIYI, Inc., ADR(1)(2)	82,778	219,362
J&T Global Express Ltd.(1)	345,000	463,406
JD Health International, Inc.(1)	75,600	616,066
JD Logistics, Inc.(1)	534,400	887,906
JD.com, Inc., ADR	21,864	679,314
JD.com, Inc., Class A	4,138	64,119
Jiangsu Expressway Co. Ltd., H Shares	78,000	92,075
Jiangxi Copper Co. Ltd., H Shares	119,000	350,407
Jinke Smart Services Group Co. Ltd., H Shares(1)	11,000	9,072
Jinxin Fertility Group Ltd.(1)(2)	391,500	145,634
Jiumaojiu International Holdings Ltd.(2)	431,000	134,127
JNBY Design Ltd.	70,500	182,628
JOYY, Inc., ADR	4,883	263,975
Jutal Offshore Oil Services Ltd.	38,000	3,081
Kangji Medical Holdings Ltd.	101,000	112,444
Kanzhun Ltd., ADR(1)	3,034	71,663
KE Holdings, Inc., ADR	19,568	344,005
Kinetic Development Group Ltd.(2)	616,000	95,161
Kingboard Holdings Ltd.	199,500	734,307
Kingboard Laminates Holdings Ltd.	228,500	389,580
Kingsoft Cloud Holdings Ltd.(1)(2)	102,000	101,536
Kingsoft Corp. Ltd.	210,400	926,762
Kuaishou Technology(1)	384,400	3,767,634
Kunlun Energy Co. Ltd.	256,000	238,300
KWG Group Holdings Ltd.(1)	217,000	6,732
KWG Living Group Holdings Ltd.(1)(2)	143,500	4,894
Lee & Man Paper Manufacturing Ltd.(2)	218,000	82,633
Legend Biotech Corp., ADR(1)	725	25,179
9

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Lenovo Group Ltd.	460,000	$660,370
LexinFintech Holdings Ltd., ADR	10,933	69,097
Li Auto, Inc., ADR(1)(2)	21,315	497,705
Li Ning Co. Ltd.	45,500	111,417
Linklogis, Inc., Class B(2)	302,500	101,254
Logan Group Co. Ltd.(1)(2)	433,000	47,471
Longfor Group Holdings Ltd.(2)	391,983	537,504
Lonking Holdings Ltd.	645,000	224,251
Luye Pharma Group Ltd.(1)(2)	526,500	244,447
LVGEM China Real Estate Investment Co. Ltd.(1)	218,000	7,907
Maanshan Iron & Steel Co. Ltd., H Shares(1)	228,000	70,712
Meituan, Class B(1)	266,410	3,548,297
Metallurgical Corp. of China Ltd., H Shares	5,000	1,461
Microport Cardioflow Medtech Corp.(1)	45,000	7,793
Midea Group Co. Ltd.	10,800	113,844
Midea Real Estate Holding Ltd.(1)(2)	119,400	73,371
Ming Yuan Cloud Group Holdings Ltd.(1)(2)	32,000	16,323
MINISO Group Holding Ltd., ADR(2)	11,647	289,428
Minth Group Ltd.	244,000	1,036,585
MMG Ltd.(1)	1,409,600	941,788
NetDragon Websoft Holdings Ltd.	59,500	79,829
NetEase Cloud Music, Inc.(1)	9,500	342,589
NetEase, Inc., ADR	33,304	4,535,672
New China Life Insurance Co. Ltd., H Shares	179,300	1,115,592
New Oriental Education & Technology Group, Inc., ADR	6,226	298,723
Newborn Town, Inc.(1)	262,000	415,895
Nexteer Automotive Group Ltd.	211,000	186,549
Nine Dragons Paper Holdings Ltd.(1)	331,000	240,679
NIO, Inc., ADR(1)(2)	17,882	114,087
Noah Holdings Ltd., ADR	16,363	203,719
Nongfu Spring Co. Ltd., H Shares	190,800	1,234,117
Onewo, Inc., Class H	63,800	206,504
Orient Overseas International Ltd.	25,000	438,061
PDD Holdings, Inc., ADR(1)	30,461	3,662,021
People's Insurance Co. Group of China Ltd., H Shares	1,086,000	976,543
Perennial Energy Holdings Ltd.(1)	40,000	3,996
PetroChina Co. Ltd., Class H	1,592,400	1,541,933
Pharmaron Beijing Co. Ltd., H Shares(2)	5,850	15,703
PICC Property & Casualty Co. Ltd., H Shares	660,000	1,595,067
Ping An Healthcare & Technology Co. Ltd.(2)	356,559	952,287
Ping An Insurance Group Co. of China Ltd., H Shares	551,006	4,011,678
Poly Property Group Co. Ltd.	591,362	121,941
Poly Property Services Co. Ltd., Class H	56,200	254,282
Pop Mart International Group Ltd.	60,400	2,510,669
Postal Savings Bank of China Co. Ltd., H Shares	876,000	610,050
Powerlong Commercial Management Holdings Ltd.(1)	8,500	2,465
Precision Tsugami China Corp. Ltd.	24,000	86,748
PW Medtech Group Ltd.	7,000	1,295
Q Technology Group Co. Ltd.	150,000	310,696
Qfin Holdings, Inc., ADR	20,555	598,562
Qingling Motors Co. Ltd., H Shares(1)	6,000	563
Qudian, Inc., ADR(1)	37,345	170,293
Radiance Holdings Group Co. Ltd.(1)(2)	182,000	63,589
10

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Road King Infrastructure Ltd.(1)	5,000	$433
Sany Heavy Equipment International Holdings Co. Ltd.	60,000	53,058
Scholar Education Group	51,000	15,873
Seazen Group Ltd.(1)	936,000	299,749
Shandong BoAn Biotechnology Co. Ltd., Class H(1)	41,800	74,389
Shandong Gold Mining Co. Ltd., H Shares(2)	27,000	103,142
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	158,800	119,997
Shanghai Chicmax Cosmetic Co. Ltd.(2)	15,000	174,986
Shanghai Conant Optical Co. Ltd., Class H	36,500	225,822
Shanghai Electric Group Co. Ltd., H Shares(1)	40,000	19,048
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares(2)	15,500	43,380
Shanghai Haohai Biological Technology Co. Ltd., H Shares	280	996
Shanghai Henlius Biotech, Inc., Class H(1)	17,000	169,949
Shanghai Industrial Holdings Ltd.	114,000	211,815
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	49,200	78,101
Shenzhen Expressway Corp. Ltd., H Shares(2)	72,000	66,150
Shenzhen International Holdings Ltd.	380,580	383,957
Shenzhen Investment Ltd.(1)(2)	268,000	28,925
Shenzhou International Group Holdings Ltd.	42,800	340,557
Shimao Services Holdings Ltd.(1)	49,000	4,743
Shoucheng Holdings Ltd.(2)	113,200	27,534
Shougang Fushan Resources Group Ltd.	392,666	138,927
Shui On Land Ltd.	909,000	88,795
Sichuan Expressway Co. Ltd., Class H(2)	74,000	45,680
Sihuan Pharmaceutical Holdings Group Ltd.(2)	424,000	79,717
Simcere Pharmaceutical Group Ltd.	132,000	239,382
Sino Biopharmaceutical Ltd.	1,691,000	1,773,802
Sinopec Engineering Group Co. Ltd., H Shares	235,000	210,348
Sinopec Kantons Holdings Ltd.	30,000	16,366
Sinopec Shanghai Petrochemical Co. Ltd., Class H	36,500	6,330
Sinopharm Group Co. Ltd., H Shares	117,200	282,432
Sinotrans Ltd., H Shares	4,000	2,360
Sinotruk Hong Kong Ltd.	87,000	253,659
Skyworth Group Ltd.(1)	241,538	107,681
SOHO China Ltd.(1)	54,500	4,224
Sohu.com Ltd., ADR(1)	6,119	98,363
South Manganese Investment Ltd.(1)	210,000	10,570
SSY Group Ltd.	320,000	116,872
Sun Art Retail Group Ltd.	1,061,500	277,089
Sun King Technology Group Ltd.(1)	2,000	431
Sunac Services Holdings Ltd.	632,386	135,994
Sunny Optical Technology Group Co. Ltd.	50,100	539,617
Sunshine Lake Pharma Co. Ltd.(1)(2)	24,831	165,476
SY Holdings Group Ltd.(2)	194,000	296,876
TAL Education Group, ADR(1)	27,476	291,795
Tencent Holdings Ltd.	271,900	21,057,147
Tencent Music Entertainment Group, ADR	78,938	1,935,560
Tian Ge Interactive Holdings Ltd.	5,000	437
Tiangong International Co. Ltd.(2)	202,000	65,092
Tianjin Port Development Holdings Ltd.	12,000	1,129
Tianli International Holdings Ltd.(2)	405,000	197,557
Tianneng Power International Ltd.(2)	246,000	256,354
Tingyi Cayman Islands Holding Corp.	468,000	665,074
11

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Tong Ren Tang Technologies Co. Ltd., H Shares	71,000	$45,237
Tongcheng Travel Holdings Ltd.	100,400	284,051
Tongda Group Holdings Ltd.(1)	745,000	10,543
Tongdao Liepin Group	12,800	6,969
Topsports International Holdings Ltd.	344,000	143,090
TravelSky Technology Ltd., H Shares	88,000	123,139
Trip.com Group Ltd., ADR	14,698	1,083,977
Tsaker New Energy Tech Co. Ltd.	72,500	7,351
Tsingtao Brewery Co. Ltd., H Shares	36,000	234,108
Tuhu Car, Inc.(1)	62,800	162,325
Uni-President China Holdings Ltd.	173,000	206,650
Vipshop Holdings Ltd., ADR	84,773	1,419,100
Viva Biotech Holdings(1)	74,500	25,587
Want Want China Holdings Ltd.	1,249,000	868,397
Wasion Holdings Ltd.	208,000	309,062
Weibo Corp., ADR(2)	17,184	196,929
Weichai Power Co. Ltd., H Shares	103,000	216,524
Weilong Delicious Global Holdings Ltd.(2)	72,600	127,004
West China Cement Ltd.(2)	540,000	184,516
Wuling Motors Holdings Ltd.	160,000	14,023
WuXi AppTec Co. Ltd., H Shares(2)	48,207	671,762
Wuxi Biologics Cayman, Inc.(1)	55,000	236,603
XD, Inc.	70,400	734,760
Xiabuxiabu Catering Management China Holdings Co. Ltd.(1)	132,500	13,873
Xin Point Holdings Ltd.	12,000	6,364
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	80,000	122,397
Xinte Energy Co. Ltd., H Shares(1)(2)	74,400	65,074
Xinyi Energy Holdings Ltd.(2)	481,556	78,602
Xinyi Solar Holdings Ltd.(2)	498,541	217,100
XJ International Holdings Co. Ltd.(1)	1,008,000	25,908
Xtep International Holdings Ltd.	585,871	500,760
Xunlei Ltd., ADR(1)(2)	887	6,413
Yadea Group Holdings Ltd.	32,000	55,816
Yankuang Energy Group Co. Ltd., H Shares(2)	193,300	224,857
Yidu Tech, Inc.(1)(2)	96,500	75,356
Yihai International Holding Ltd.(2)	192,000	339,003
Yiren Digital Ltd., ADR	6,125	35,647
Yixin Group Ltd.	462,000	189,563
Youdao, Inc., ADR(1)(2)	1,984	17,796
Yuexiu Property Co. Ltd.(2)	244,800	156,144
Yuexiu Services Group Ltd.	72,500	26,207
Yuexiu Transport Infrastructure Ltd.	198,000	108,962
Yum China Holdings, Inc.	24,785	1,108,385
Zengame Technology Holding Ltd.	102,000	33,900
Zhejiang Expressway Co. Ltd., H Shares	248,400	219,523
Zhihu, Inc., ADR(1)	4,484	21,523
Zhongsheng Group Holdings Ltd.(2)	326,000	676,354
Zhou Hei Ya International Holdings Co. Ltd.(2)	177,000	55,688
Zhuguang Holdings Group Co. Ltd.(1)(2)	600,000	4,790
Zijin Mining Group Co. Ltd., H Shares	170,000	564,480
ZMJ Group Co. Ltd., H Shares	6,400	14,904
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	114,200	94,894
ZTO Express Cayman, Inc., ADR	58,473	1,064,209
		177,583,670
12

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Colombia — 0.2%
BAC Holding International Corp.	3,792	$321
Banco Davivienda SA, Preference Shares(1)	2,681	16,097
Cementos Argos SA	43,202	107,326
Corp. Financiera Colombiana SA(1)	3,119	14,053
Ecopetrol SA, ADR(2)	7,007	65,866
Grupo Argos SA	38,558	165,855
Grupo Aval Acciones y Valores SA, Preference Shares	3,792	628
Grupo Cibest SA	12,549	184,928
Grupo Cibest SA, ADR	5,620	283,585
Grupo de Inversiones Suramericana SA	6,257	72,207
Interconexion Electrica SA ESP	28,344	155,223
Mineros SA	7,449	18,913
		1,085,002
Czech Republic — 0.2%
CEZ AS	11,399	712,824
Komercni Banka AS	5,431	265,350
Moneta Money Bank AS	33,349	244,528
		1,222,702
Egypt — 0.1%
Commercial International Bank - Egypt (CIB), GDR	257,275	499,352
Greece — 0.8%
Aegean Airlines SA	9,135	153,380
Alpha Bank SA	241,577	958,364
Athens International Airport SA	7,996	99,389
Eurobank Ergasias Services & Holdings SA, Class A	90,461	332,450
Fourlis Holdings SA	301	1,741
GEK TERNA SA	5,934	155,556
Hellenic Telecommunications Organization SA	7,470	139,030
HELLENiQ ENERGY Holdings SA	12,550	126,156
Jumbo SA	6,071	216,599
LAMDA Development SA(1)	1,367	11,826
Metlen Energy & Metals PLC(1)	3,495	224,066
Metlen Energy & Metals PLC(1)	4,788	298,559
Motor Oil Hellas Corinth Refineries SA	9,679	285,280
National Bank of Greece SA	29,273	405,397
OPAP SA	9,531	213,897
Piraeus Financial Holdings SA(1)	95,849	741,776
Public Power Corp. SA	15,145	253,239
Titan SA	5,890	255,778
Viohalco SA	2,419	18,476
		4,890,959
Hong Kong — 0.1%
Asia Cement China Holdings Corp.(1)	43,000	15,236
BAIOO Family Interactive Ltd.(1)	74,000	5,987
Baozun, Inc., ADR(1)	1,003	3,400
Baozun, Inc., Class A(1)	1,700	1,902
Central China Management Co. Ltd.(1)	18,000	23
China Beststudy Education Group	17,000	11,654
China Harmony Auto Holding Ltd.(1)	28,500	8,649
China Maple Leaf Educational Systems Ltd.(1)	42,000	2,267
China Oil & Gas Group Ltd.(1)	40,000	863
China Renaissance Holdings Ltd.(1)	32,700	34,611
13

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
China Shengmu Organic Milk Ltd.(1)	55,000	$2,694
China Shuifa Singyes Energy Holdings Ltd.(1)	66,000	2,339
China Yuhua Education Corp. Ltd.(1)	328,000	21,463
China Zhongwang Holdings Ltd.(1)(2)	81,088	104
Coolpad Group Ltd.(1)	9,300	1,192
Dawnrays Pharmaceutical Holdings Ltd.	7,000	1,134
EVA Precision Industrial Holdings Ltd.	114,000	13,192
Hebei Construction Group Corp. Ltd., H Shares(1)(2)	3,000	205
Hi Sun Technology China Ltd.(1)	57,000	3,802
Hilong Holding Ltd.(1)	302,000	6,082
Homeland Interactive Technology Ltd.(1)	24,000	2,983
Honliv Healthcare Management Group Co. Ltd.(1)	20,000	3,854
IMAX China Holding, Inc.(1)	4,700	5,014
JH Educational Technology, Inc.(1)	14,000	1,580
Jiayuan International Group Ltd.(1)	52,000	67
Jinchuan Group International Resources Co. Ltd.(1)(2)	703,000	43,286
Lee & Man Chemical Co. Ltd.	4,000	2,697
Minsheng Education Group Co. Ltd.(1)	34,000	715
Mobvista, Inc.(1)	115,000	208,493
Pacific Millennium Packaging Group Corp.	2,000	719
Pou Sheng International Holdings Ltd.	90,000	6,020
Powerlong Real Estate Holdings Ltd.(1)	62,000	2,555
Prinx Chengshan Holdings Ltd.	6,000	5,509
Redco Properties Group Ltd.(1)(2)	22,000	269
Shanghai Industrial Urban Development Group Ltd.(1)	1,600	70
Shanghai Pioneer Holding Ltd.	22,000	5,636
Trigiant Group Ltd.(1)	6,000	249
Truly International Holdings Ltd.	256,000	39,571
United Strength Power Holdings Ltd.	2,000	429
Untrade Yincheng International(1)	4,000	—
Venus MedTech Hangzhou, Inc., H Shares(1)	9,000	4,268
Viva Goods Co. Ltd.(1)	24,000	2,289
Wharf Holdings Ltd.	73,000	209,509
Youzan Technology Ltd.(1)	80,000	1,758
		684,339
Hungary — 0.3%
Magyar Telekom Telecommunications PLC	52,061	295,760
MOL Hungarian Oil & Gas PLC	24,955	214,762
OTP Bank Nyrt	15,590	1,359,826
Richter Gedeon Nyrt	6,276	190,372
		2,060,720
India — 19.3%
20 Microns Ltd.	5,667	14,830
360 ONE WAM Ltd.	10,948	126,500
3M India Ltd.	187	65,164
63 Moons Technologies Ltd.	4,379	44,915
Aadhar Housing Finance Ltd.(1)	21,587	123,101
Aarti Drugs Ltd.	4,275	22,776
Aarti Industries Ltd.	21,152	90,148
Aarti Pharmalabs Ltd.	8,346	79,655
Aavas Financiers Ltd.(1)	6,784	116,938
ABB India Ltd.	2,252	127,744
ACC Ltd.	6,924	141,478
14

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Accelya Solutions India Ltd.	926	$14,681
Action Construction Equipment Ltd.	7,994	95,355
Adani Energy Solutions Ltd.(1)	13,550	117,584
Adani Enterprises Ltd.	8,518	216,823
Adani Green Energy Ltd.(1)	6,990	72,455
Adani Ports & Special Economic Zone Ltd.	23,162	345,060
Adani Power Ltd.(1)	54,617	372,391
Adani Total Gas Ltd.	8,578	57,533
Aditya Birla Capital Ltd.(1)	66,865	210,716
Aditya Birla Sun Life Asset Management Co. Ltd.	16,335	154,695
Aegis Logistics Ltd.	6,658	50,780
Agarwal Industrial Corp. Ltd.	1,367	12,163
AGI Greenpac Ltd.	7,217	73,095
AIA Engineering Ltd.(1)	2,717	94,096
Ajanta Pharma Ltd.	3,028	85,086
Akzo Nobel India Ltd.	800	30,949
Alembic Ltd.	9,345	10,759
Alembic Pharmaceuticals Ltd.	8,197	87,081
Alivus Life Sciences Ltd.(1)	5,884	63,053
Alkyl Amines Chemicals	545	12,390
Allcargo Logistics Ltd.	39,128	13,862
Allcargo Terminals Ltd.(1)	9,782	2,998
Allied Digital Services Ltd.(1)	9,140	16,993
Alok Industries Ltd.(1)	30,788	6,091
Amara Raja Energy & Mobility Ltd.	20,664	232,336
Ambuja Cements Ltd.	25,656	163,967
Anand Rathi Wealth Ltd.	1,798	56,951
Andhra Paper Ltd.	16,070	14,158
Andhra Sugars Ltd.	20,345	17,384
Angel One Ltd.	12,556	314,733
Anup Engineering Ltd.	2,895	72,595
APL Apollo Tubes Ltd.	12,471	226,985
Apollo Hospitals Enterprise Ltd.	5,000	431,781
Apollo Tyres Ltd.	65,347	342,292
Aptus Value Housing Finance India Ltd.	31,655	114,063
Archean Chemical Industries Ltd.	14,564	108,418
Arvind Fashions Ltd.	18,421	108,505
Arvind Ltd.	33,494	106,789
Arvind SmartSpaces Ltd.	2,390	15,994
Asahi India Glass Ltd.(1)	13,935	132,269
Ashok Leyland Ltd.	217,826	313,410
Ashoka Buildcon Ltd.(1)	52,270	102,473
Asian Paints Ltd.	17,466	498,925
Aster DM Healthcare Ltd.	66,679	454,508
Astral Ltd.	2,185	33,716
Atul Ltd.	1,013	72,102
AU Small Finance Bank Ltd.	28,817	234,641
AurionPro Solutions Ltd.	629	9,454
Aurobindo Pharma Ltd.	22,685	264,310
Aurum Proptech Ltd.(1)	376	705
Avanti Feeds Ltd.	9,135	66,605
Avenue Supermarts Ltd.(1)	2,943	158,752
Axis Bank Ltd., GDR	34,119	2,027,311
15

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Bajaj Auto Ltd.	4,070	$398,319
Bajaj Consumer Care Ltd.(1)	15,148	40,281
Bajaj Finance Ltd.	178,404	1,777,209
Bajaj Finserv Ltd.	21,573	468,285
Bajaj Healthcare Ltd.	4,557	21,792
Bajaj Hindusthan Sugar Ltd.(1)	221,576	50,817
Bajel Projects Ltd.(1)	5,663	12,949
Balaji Amines Ltd.	1,730	28,607
Balkrishna Industries Ltd.	8,777	228,124
Balrampur Chini Mills Ltd.	18,717	113,849
Banco Products India Ltd.	17,849	116,736
Bandhan Bank Ltd.	137,932	253,099
Bank of Baroda	110,705	292,450
Bank of Maharashtra	85,420	50,309
BASF India Ltd.	1,301	67,916
Bata India Ltd.	9,595	119,447
Bayer CropScience Ltd.	2,286	135,652
BEML Ltd.	1,112	48,394
Berger Paints India Ltd.	8,059	48,766
Best Agrolife Ltd.	1,760	7,164
Bhansali Engineering Polymers Ltd.	21,758	25,575
Bharat Bijlee Ltd.(1)	1,734	58,475
Bharat Electronics Ltd.	169,255	709,229
Bharat Forge Ltd.	21,353	268,051
Bharat Heavy Electricals Ltd.	73,597	173,644
Bharat Petroleum Corp. Ltd.	166,500	582,119
Bharat Rasayan Ltd.	217	24,739
Bharti Airtel Ltd.	26,351	564,825
Bharti Airtel Ltd.	1,882	30,856
Bikaji Foods International Ltd.	7,260	65,075
Biocon Ltd.	11,885	46,951
Birla Corp. Ltd.(1)	2,240	31,800
BirlaNu Ltd.	531	11,285
Birlasoft Ltd.	44,349	184,975
Black Box Ltd.	3,855	19,751
Bliss Gvs Pharma Ltd.	23,549	41,561
BLS International Services Ltd.	11,482	47,785
Blue Dart Express Ltd.	1,074	68,288
Blue Jet Healthcare Ltd.	5,067	38,418
Bluspring Enterprises Ltd.(1)	6,356	5,729
Bombay Burmah Trading Co.	4,932	98,151
Bombay Dyeing & Manufacturing Co. Ltd.	27,868	53,680
Bosch Ltd.	143	64,834
Brigade Enterprises Ltd.	5,777	60,493
Brightcom Group Ltd.(1)	188,567	34,668
Britannia Industries Ltd.	8,076	533,076
BSE Ltd.	23,545	560,057
Camlin Fine Sciences Ltd.(1)	22,666	52,427
Campus Activewear Ltd.	17,472	52,400
Can Fin Homes Ltd.	21,005	171,102
Canara Bank	217,684	256,358
Capacit'e Infraprojects Ltd.(1)	13,971	44,658
Carborundum Universal Ltd.	4,834	50,024
16

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Care Ratings Ltd.	1,529	$27,072
Carysil Ltd.	1,860	18,144
Castrol India Ltd.	72,396	161,953
Ceat Ltd.	6,233	221,479
Central Depository Services India Ltd.	7,705	124,505
Century Plyboards India Ltd.	183	1,549
Cera Sanitaryware Ltd.	402	28,790
CESC Ltd.	62,905	108,587
CG Power & Industrial Solutions Ltd.	27,275	214,979
Chalet Hotels Ltd.(1)	11,252	128,839
Chambal Fertilisers & Chemicals Ltd.	40,425	247,580
Chemcon Speciality Chemicals Ltd.(1)	561	1,328
Chemplast Sanmar Ltd.(1)	17,320	83,942
Chennai Petroleum Corp. Ltd.	12,992	95,105
Cholamandalam Financial Holdings Ltd.	8,542	167,134
Cholamandalam Investment & Finance Co. Ltd.	46,829	755,360
CIE Automotive India Ltd.	11,356	49,570
Cigniti Technologies Ltd.(1)	6,204	114,546
Cipla Ltd.	33,201	598,456
City Union Bank Ltd.	70,886	157,611
CMS Info Systems Ltd.	45,867	213,394
Coal India Ltd.	129,719	551,277
Cochin Shipyard Ltd.	5,900	107,644
Coforge Ltd.	14,526	283,808
Cohance Lifesciences Ltd.(1)	8,004	79,815
Colgate-Palmolive India Ltd.	11,345	300,103
Computer Age Management Services Ltd.	5,764	242,364
Container Corp. of India Ltd.	14,748	88,181
Coromandel International Ltd.	22,622	592,188
Cosmo First Ltd.	5,636	63,272
Craftsman Automation Ltd.	3,000	235,307
CreditAccess Grameen Ltd.(1)	5,896	93,558
CRISIL Ltd.	1,033	58,397
Crompton Greaves Consumer Electricals Ltd.	42,692	159,800
Cummins India Ltd.	7,999	346,848
Cyient Ltd.	12,879	170,669
Dabur India Ltd.	25,853	152,779
Dalmia Bharat Ltd.	5,784	157,599
Dalmia Bharat Sugar & Industries Ltd.	1,638	6,967
Datamatics Global Services Ltd.(1)	5,211	59,766
DB Corp. Ltd.	13,014	39,458
DCB Bank Ltd.	38,727	53,792
DCM Shriram Industries Ltd.	6,912	12,379
DCM Shriram Ltd.	6,921	97,333
DCW Ltd.(1)	38,894	32,050
Deepak Fertilisers & Petrochemicals Corp. Ltd.	4,777	75,179
Deepak Nitrite Ltd.	5,774	117,258
Delta Corp. Ltd.	3,208	3,087
Devyani International Ltd.(1)	51,787	102,399
Dhani Services Ltd.(1)	50,141	35,009
Digitide Solutions Ltd.(1)	6,356	14,469
Dilip Buildcon Ltd.	10,399	54,879
Dish TV India Ltd.(1)	221,711	12,856
17

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Dishman Carbogen Amcis Ltd.(1)	11,349	$34,077
Divi's Laboratories Ltd.	3,904	271,329
Dixon Technologies India Ltd.	2,520	477,394
DLF Ltd.	25,071	210,193
D-Link India Ltd.	5,282	28,369
Dr. Lal PathLabs Ltd.	2,456	92,137
Dr. Reddy's Laboratories Ltd., ADR	29,889	424,424
Dwarikesh Sugar Industries Ltd.	31,044	13,882
E2E Networks Ltd.(1)	375	9,760
eClerx Services Ltd.	7,072	338,557
Edelweiss Financial Services Ltd.	128,351	155,923
Eicher Motors Ltd.	5,646	390,718
EID Parry India Ltd.(1)	23,743	303,211
EIH Ltd.	23,266	105,372
Elecon Engineering Co. Ltd.	16,414	102,866
Electrosteel Castings Ltd.	36,739	40,631
Emami Ltd.	34,735	226,142
Embassy Developments Ltd.(1)	46,013	48,869
Endurance Technologies Ltd.	3,250	105,744
Epack Durable Ltd.(1)	14,162	60,958
Epigral Ltd.	2,722	55,957
EPL Ltd.	46,019	117,240
Equitas Small Finance Bank Ltd.(1)	112,358	64,063
Escorts Kubota Ltd.	1,598	64,699
Ester Industries Ltd.(1)	7,600	9,385
Eternal Ltd.(1)	91,136	324,719
Eveready Industries India Ltd.	9,278	44,367
Everest Industries Ltd.(1)	1,312	9,971
Everest Kanto Cylinder Ltd.	12,621	19,618
Excel Industries Ltd.	1,451	20,307
Exicom Tele-Systems Ltd.(1)	6,178	9,983
Exide Industries Ltd.	50,863	228,708
FDC Ltd.	1,453	7,540
Federal Bank Ltd.	249,215	542,035
Federal-Mogul Goetze India Ltd.(1)	5,784	34,777
FIEM Industries Ltd.	1,560	37,202
Filatex India Ltd.	43,459	25,575
Fine Organic Industries Ltd.	1,901	101,256
Fineotex Chemical Ltd.	5,957	16,109
Finolex Cables Ltd.	4,004	37,266
Finolex Industries Ltd.	51,489	123,879
Five-Star Business Finance Ltd.	27,693	171,224
Force Motors Ltd.(1)	1,521	336,018
Fortis Healthcare Ltd.	63,195	653,051
G R Infraprojects Ltd.	4,953	70,224
Gabriel India Ltd.	10,034	131,213
GAIL India Ltd.	118,569	232,840
Galaxy Surfactants Ltd.	260	6,671
Garware Technical Fibres Ltd.	8,469	73,546
Gateway Distriparks Ltd.	25,998	18,979
GE Vernova T&D India Ltd.	6,299	198,292
Geojit Financial Services Ltd.	25,322	20,474
GHCL Ltd.	11,424	71,645
18

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
GHCL Textiles Ltd.	5,163	$4,659
GIC Housing Finance Ltd.	7,865	15,355
Gillette India Ltd.	1,040	119,054
Gland Pharma Ltd.	3,180	67,439
GlaxoSmithKline Pharmaceuticals Ltd.	1,424	44,964
Glenmark Pharmaceuticals Ltd.	32,825	715,745
Global Health Ltd.	6,568	102,290
Globus Spirits Ltd.	1,530	20,895
GMM Pfaudler Ltd.	5,881	78,558
GMR Airports Ltd.(1)	115,370	112,722
GMR Power & Urban Infra Ltd.(1)	12,421	15,528
GNA Axles Ltd.	1,572	5,340
Go Fashion India Ltd.(1)	1,500	12,008
Godawari Power & Ispat Ltd.	63,770	168,276
Godrej Agrovet Ltd.	8,470	71,164
Godrej Consumer Products Ltd.	6,465	91,119
Godrej Properties Ltd.(1)	3,460	76,431
Gokul Agro Resources Ltd.(1)	17,054	63,110
Goldiam International Ltd.	9,189	37,895
Granules India Ltd.	14,660	81,861
Graphite India Ltd.	10,458	60,605
Grasim Industries Ltd.	12,195	383,778
Great Eastern Shipping Co. Ltd.	25,386	266,897
Greaves Cotton Ltd.	35,619	80,144
Greenpanel Industries Ltd.	7,398	22,701
Greenply Industries Ltd.	13,704	47,936
Grindwell Norton Ltd.	1,853	32,857
Gujarat Alkalies & Chemicals Ltd.	3,254	20,819
Gujarat Ambuja Exports Ltd.	30,364	35,623
Gujarat Fluorochemicals Ltd.	757	29,308
Gujarat Industries Power Co. Ltd.	9,040	18,224
Gujarat Mineral Development Corp. Ltd.	9,795	44,916
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	12,684	75,165
Gujarat Pipavav Port Ltd.	57,229	96,773
Gujarat State Fertilizers & Chemicals Ltd.	38,670	86,626
Gujarat State Petronet Ltd.	63,517	208,780
Gulf Oil Lubricants India Ltd.	5,694	80,746
Hathway Cable & Datacom Ltd.(1)	53,179	8,814
Havells India Ltd.	17,068	295,573
HCL Technologies Ltd.	63,237	1,042,690
HDFC Asset Management Co. Ltd.	9,741	603,485
HDFC Bank Ltd.	406,810	4,390,873
HDFC Life Insurance Co. Ltd.	28,671	251,147
HealthCare Global Enterprises Ltd.(1)	10,614	81,003
HEG Ltd.	12,544	65,704
HeidelbergCement India Ltd.	18,473	43,074
Heritage Foods Ltd.	14,642	76,655
Hero MotoCorp Ltd.	15,685	904,484
Hexaware Technologies Ltd.	13,670	117,433
HFCL Ltd.	55,288	44,036
HG Infra Engineering Ltd.	4,795	52,815
Hikal Ltd.	6,930	20,029
Himadri Speciality Chemical Ltd., ADR	30,894	156,210
19

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Himatsingka Seide Ltd.	16,480	$21,728
Hindalco Industries Ltd.	156,150	1,247,852
Hinduja Global Solutions Ltd.	630	3,661
Hindustan Aeronautics Ltd.	16,700	821,134
Hindustan Construction Co. Ltd.(1)	50,687	14,560
Hindustan Oil Exploration Co. Ltd.(1)	12,291	23,233
Hindustan Petroleum Corp. Ltd.	179,760	766,570
Hindustan Unilever Ltd.	29,043	875,811
Hitachi Energy India Ltd.	989	214,629
HI-Tech Pipes Ltd.	26,394	25,780
Honda India Power Products Ltd.	797	25,280
Housing & Urban Development Corp. Ltd.	16,313	37,838
Huhtamaki India Ltd.	5,133	12,553
I G Petrochemicals Ltd.	1,499	7,292
ICICI Bank Ltd., ADR	146,987	4,665,367
ICICI Lombard General Insurance Co. Ltd.	7,483	156,237
ICICI Prudential Life Insurance Co. Ltd.	9,480	64,475
IDFC First Bank Ltd.	409,345	315,532
IFCI Ltd.(1)	52,682	30,544
IIFL Capital Services Ltd.	43,723	147,004
IIFL Finance Ltd.(1)	71,101	344,606
India Cements Ltd.(1)	19,560	84,720
India Glycols Ltd.(1)	9,348	86,510
India Shelter Finance Corp. Ltd.	2,795	29,834
IndiaMart InterMesh Ltd.	6,771	199,473
Indian Bank	32,035	237,367
Indian Energy Exchange Ltd.	51,181	81,166
Indian Hotels Co. Ltd.	34,514	297,011
Indian Hume Pipe Co. Ltd.	4,662	19,038
Indian Metals & Ferro Alloys Ltd.	3,462	33,858
Indian Oil Corp. Ltd.	229,124	355,051
Indian Railway Catering & Tourism Corp. Ltd.	9,660	75,835
Indian Renewable Energy Development Agency Ltd.(1)	32,696	52,132
Indo Count Industries Ltd.	10,682	28,024
Indraprastha Gas Ltd.	55,046	129,119
Indraprastha Medical Corp. Ltd.	16,933	84,223
Indus Towers Ltd.(1)	176,045	676,356
IndusInd Bank Ltd.(1)	14,815	124,161
Info Edge India Ltd.	19,177	295,312
Infosys Ltd., ADR(2)	174,831	2,940,657
Ingersoll Rand India Ltd.	307	13,264
INOX India Ltd.	3,112	39,521
Intellect Design Arena Ltd.	9,903	109,765
InterGlobe Aviation Ltd.	13,896	890,891
IOL Chemicals & Pharmaceuticals Ltd.	29,965	30,832
ION Exchange India Ltd.	5,549	26,284
IRB Infrastructure Developers Ltd.	335,640	163,339
IRCON International Ltd.	39,977	72,784
ISGEC Heavy Engineering Ltd.(1)	8,502	94,517
ITD Cementation India Ltd.	23,620	189,856
J Kumar Infraprojects Ltd.	6,357	44,546
Jagran Prakashan Ltd.	9,956	8,102
Jai Balaji Industries Ltd.(1)	26,950	31,635
20

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Jai Corp. Ltd.	9,007	$12,237
Jain Irrigation Systems Ltd.(1)	59,660	33,616
Jaiprakash Associates Ltd.(1)	47,432	2,012
Jaiprakash Power Ventures Ltd.(1)	699,678	145,906
Jammu & Kashmir Bank Ltd.	107,723	120,878
Jamna Auto Industries Ltd.	52,330	61,610
Jash Engineering Ltd.	5,310	31,237
JB Chemicals & Pharmaceuticals Ltd.	9,914	193,823
Jindal Drilling & Industries Ltd.	2,127	14,606
Jindal Poly Films Ltd.	1,475	10,053
Jindal Saw Ltd.	53,281	119,318
Jindal Stainless Ltd.	56,432	488,563
Jindal Steel Ltd.	37,888	406,446
Jio Financial Services Ltd.	191,278	676,695
JK Cement Ltd.	4,664	367,703
JK Lakshmi Cement Ltd.	14,332	149,818
JK Paper Ltd.	25,337	107,699
JK Tyre & Industries Ltd.	22,186	80,736
JM Financial Ltd.	103,344	207,844
Johnson Controls-Hitachi Air Conditioning India Ltd.	2,120	41,595
JSW Energy Ltd.	42,000	232,717
JSW Steel Ltd.	21,879	255,047
Jubilant Foodworks Ltd.	22,574	160,702
Jubilant Ingrevia Ltd.	12,275	100,761
Jubilant Pharmova Ltd.	7,752	89,960
Just Dial Ltd.(1)	979	8,975
Jyoti Structures Ltd.(1)	168,125	28,713
Kajaria Ceramics Ltd.	9,194	126,329
Kalpataru Projects International Ltd.	13,804	195,853
Kalyan Jewellers India Ltd.(1)	4,962	28,394
Kalyani Steels Ltd.	2,407	22,710
Kansai Nerolac Paints Ltd.	14,918	40,606
Karnataka Bank Ltd.	37,244	72,470
Karur Vysya Bank Ltd.	129,112	313,378
Kaveri Seed Co. Ltd.	5,784	76,482
KCP Ltd.	19,748	44,153
KEC International Ltd.	37,089	339,581
Kellton Tech Solutions Ltd.(1)	38,405	11,172
Kennametal India Ltd.	279	6,961
Kfin Technologies Ltd.	7,063	81,921
Kiri Industries Ltd.(1)	8,250	49,647
Kirloskar Brothers Ltd.	2,915	64,151
Kirloskar Ferrous Industries Ltd.	11,193	69,706
Kirloskar Oil Engines Ltd.	20,773	212,189
KNR Constructions Ltd.	38,774	83,897
Kolte-Patil Developers Ltd.(1)	1,397	7,412
Kopran Ltd.	1,454	2,552
Kotak Mahindra Bank Ltd.	67,926	1,510,760
KPIT Technologies Ltd.	15,137	204,273
KPR Mill Ltd.	5,470	61,272
KRBL Ltd.	8,855	43,291
Krishna Institute of Medical Sciences Ltd.(1)	15,587	127,921
L&T Finance Ltd.	138,701	341,659
21

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
L&T Technology Services Ltd.	955	$45,738
LA Opala RG Ltd.	4,256	11,700
Larsen & Toubro Ltd.	24,156	986,267
Laxmi Organic Industries Ltd.	22,759	52,171
LG Balakrishnan & Bros Ltd.	4,509	64,972
LIC Housing Finance Ltd.	48,332	304,442
Lincoln Pharmaceuticals Ltd.	1,473	8,997
Linde India Ltd.	348	25,201
Lloyds Metals & Energy Ltd.	10,764	157,512
Lodha Developers Ltd.	10,590	143,358
LT Foods Ltd.	21,706	103,820
LTIMindtree Ltd.	3,714	216,064
Lupin Ltd.	17,797	382,761
LUX Industries Ltd.	1,558	22,535
Mahanagar Gas Ltd.	15,132	214,754
Maharashtra Scooters Ltd.	356	64,024
Maharashtra Seamless Ltd.	14,871	108,227
Mahindra & Mahindra Financial Services Ltd.	85,818	247,183
Mahindra & Mahindra Ltd.	52,245	1,895,645
Mahindra Holidays & Resorts India Ltd.(1)	11,646	46,223
Mahindra Logistics Ltd.	4,485	16,141
Maithan Alloys Ltd.	2,266	26,771
Man Infraconstruction Ltd.	17,927	32,043
Manali Petrochemicals Ltd.	9,199	6,724
Manappuram Finance Ltd.	161,805	479,545
Mangalam Cement Ltd.	4,384	35,063
Mangalore Chemicals & Fertilizers Ltd.	11,470	44,920
Mankind Pharma Ltd.	8,430	236,441
Marico Ltd.	34,196	281,309
Marksans Pharma Ltd.	42,291	80,896
Maruti Suzuki India Ltd.	9,553	1,603,255
MAS Financial Services Ltd.	4,887	17,188
Matrimony.com Ltd.	690	3,982
Max Financial Services Ltd.(1)	12,661	229,966
Max Healthcare Institute Ltd.	18,740	245,366
Mayur Uniquoters Ltd.	3,364	19,967
Mazagon Dock Shipbuilders Ltd.	4,276	126,080
Medplus Health Services Ltd.(1)	3,363	32,105
Meghmani Organics Ltd.(1)	29,589	27,504
Metropolis Healthcare Ltd.(1)	1,019	25,304
Minda Corp. Ltd.	8,086	45,790
Mirza International Ltd.(1)	9,808	3,570
MOIL Ltd.	7,182	26,936
Monarch Networth Capital Ltd.	3,201	11,519
Motherson Sumi Wiring India Ltd.	235,813	111,304
Motilal Oswal Financial Services Ltd.	33,965	330,410
Mphasis Ltd.	14,664	462,663
MRF Ltd.	329	525,767
Mrs Bectors Food Specialities Ltd.	1,497	23,402
Muthoot Finance Ltd.	15,724	470,861
Narayana Hrudayalaya Ltd.	15,781	313,686
Natco Pharma Ltd.	16,139	157,797
National Aluminium Co. Ltd.	175,175	370,404
22

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
National Fertilizers Ltd.	10,348	$11,305
Nava Ltd.	43,208	336,817
Navin Fluorine International Ltd.	7,125	378,538
NCC Ltd.	106,551	247,304
NESCO Ltd.	1,414	22,518
Nestle India Ltd.	16,628	218,099
Network18 Media & Investments Ltd.(1)	48,250	28,913
Neuland Laboratories Ltd.	759	115,789
Newgen Software Technologies Ltd.	7,611	76,187
NHPC Ltd.	154,547	135,427
NIIT Learning Systems Ltd.	7,767	28,899
NIIT Ltd.	9,326	11,346
Nippon Life India Asset Management Ltd.	20,520	182,647
Nitin Spinners Ltd.	3,812	15,067
NLC India Ltd.	40,252	102,705
NMDC Ltd.	537,979	420,249
NOCIL Ltd.	17,520	35,175
NTPC Ltd.	279,631	1,039,074
Nucleus Software Exports Ltd.	1,557	17,922
Nuvama Wealth Management Ltd.	3,120	225,849
Oberoi Realty Ltd.	9,619	175,787
Oil & Natural Gas Corp. Ltd.	270,546	717,043
Oil India Ltd.	83,692	370,551
One 97 Communications Ltd.(1)	18,464	252,850
Onesource Specialty Pharma Ltd.(1)	1,741	37,325
OnMobile Global Ltd.(1)	3,493	2,007
Oracle Financial Services Software Ltd.	2,888	271,641
Orient Cement Ltd.	10,027	24,677
Orient Electric Ltd.	31,070	75,726
Orient Green Power Co. Ltd.(1)	182,034	28,124
Page Industries Ltd.	613	308,347
Paisalo Digital Ltd.	72,148	24,624
Panama Petrochem Ltd.	4,381	14,662
Paradeep Phosphates Ltd.	118,047	290,954
Patel Engineering Ltd.(1)	50,264	21,137
PB Fintech Ltd.(1)	6,905	138,668
PC Jeweller Ltd.(1)	244,100	36,333
Pearl Global Industries Ltd.	1,777	24,932
Pennar Industries Ltd.(1)	21,103	57,280
Persistent Systems Ltd.	4,868	292,507
Petronet LNG Ltd.	149,699	457,356
Phoenix Mills Ltd.	9,365	159,869
PI Industries Ltd.	8,669	363,421
Pidilite Industries Ltd.	7,790	269,407
Piramal Enterprises Ltd.	14,151	179,823
Piramal Pharma Ltd.	50,878	105,803
PIX Transmissions Ltd.	2,307	36,127
PNB Housing Finance Ltd.	22,550	192,721
PNC Infratech Ltd.	17,907	61,802
Pokarna Ltd.	3,522	35,306
Polycab India Ltd.	1,929	155,247
Polyplex Corp. Ltd.	3,736	42,856
Pondy Oxides & Chemicals Ltd.	3,814	45,492
23

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Poonawalla Fincorp Ltd.(1)	8,485	$41,543
Power Finance Corp. Ltd.	166,731	718,022
Power Grid Corp. of India Ltd.	301,760	943,004
Power Mech Projects Ltd.	1,510	51,463
Prakash Industries Ltd.	29,875	53,100
Prakash Pipes Ltd.	3,503	12,434
Precision Camshafts Ltd.	8,326	16,132
Prestige Estates Projects Ltd.	8,021	142,159
Pricol Ltd.(1)	15,569	81,162
Prince Pipes & Fittings Ltd.	10,830	39,143
Prism Johnson Ltd.(1)	20,331	33,690
Privi Speciality Chemicals Ltd.	2,429	60,913
Prudent Corporate Advisory Services Ltd.	1,266	40,266
PSP Projects Ltd.(1)	2,983	23,207
PTC India Ltd.	56,480	112,178
Pudumjee Paper Products Ltd.	10,757	16,195
Punjab National Bank	135,752	155,372
Quess Corp. Ltd.	12,884	39,175
R Systems International Ltd.	4,643	24,294
Railtel Corp. of India Ltd.	23,973	89,215
Rain Industries Ltd.	50,160	77,312
Rainbow Children's Medicare Ltd.	10,147	172,782
Rajesh Exports Ltd.(1)	5,055	10,042
Rallis India Ltd.	2,331	9,202
Ramco Cements Ltd.	28,996	344,324
Ramco Industries Ltd.	5,549	19,287
Ramkrishna Forgings Ltd.	14,795	95,102
Ramky Infrastructure Ltd.(1)	5,433	33,620
Rashtriya Chemicals & Fertilizers Ltd.	39,385	66,531
Ratnamani Metals & Tubes Ltd.(1)	2,566	69,528
RattanIndia Power Ltd.(1)	123,095	17,170
Raymond Lifestyle Ltd.(1)	1	13
Raymond Ltd.(1)	7,599	51,722
Raymond Realty Ltd.(1)	7,599	52,253
RBL Bank Ltd.(1)	83,585	247,648
REC Ltd.	148,289	589,082
Redington Ltd.	87,916	240,191
Relaxo Footwears Ltd.	466	2,528
Reliance Industrial Infrastructure Ltd.	626	6,249
Reliance Industries Ltd., GDR	72,587	4,362,649
Reliance Infrastructure Ltd.(1)	38,258	115,263
Reliance Power Ltd.(1)	508,308	253,589
Religare Enterprises Ltd.(1)	31,562	84,990
Repco Home Finance Ltd.	8,841	34,769
Restaurant Brands Asia Ltd.(1)	32,620	29,560
Rico Auto Industries Ltd.	24,063	24,469
RITES Ltd.	18,982	52,545
RPG Life Sciences Ltd.	1,162	30,584
Rupa & Co. Ltd.	2,495	5,350
Safari Industries India Ltd.	562	13,664
SAMHI Hotels Ltd.(1)	20,812	49,949
Sammaan Capital Ltd.	107,910	151,631
Samvardhana Motherson International Ltd.	357,282	375,467
24

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Sandhar Technologies Ltd.	3,964	$19,502
Sanghvi Movers Ltd.(1)	7,262	26,878
Sanofi India Ltd.	976	56,907
Sansera Engineering Ltd.	13,129	189,113
Sapphire Foods India Ltd.(1)	33,682	125,013
Sarda Energy & Minerals Ltd.	24,382	165,382
Saregama India Ltd.	1,980	10,822
SBFC Finance Ltd.(1)	95,684	114,663
SBI Cards & Payment Services Ltd.	35,104	320,167
SBI Life Insurance Co. Ltd.	11,654	238,532
Schaeffler India Ltd.	875	38,399
Schneider Electric Infrastructure Ltd.(1)	4,184	40,704
SEAMEC Ltd.(1)	2,359	26,427
Selan Exploration Technology Ltd.(1)	1,229	7,331
Servotech Renewable Power System Ltd.	30,777	42,839
Sharda Cropchem Ltd.	4,645	49,985
Share India Securities Ltd.	16,719	27,591
Shipping Corp. of India Land & Assets Ltd.	5,563	3,076
Shipping Corp. of India Ltd.	36,362	87,154
Shoppers Stop Ltd.(1)	2,091	12,793
Shree Cement Ltd.	961	318,975
Shree Renuka Sugars Ltd.(1)	13,699	4,405
Shriram Finance Ltd.	162,950	1,073,206
Shriram Pistons & Rings Ltd.	2,729	77,632
Shyam Metalics & Energy Ltd.	15,545	159,661
Siemens Energy India Ltd.(1)	2,965	113,423
Siemens Ltd.	2,965	103,007
Siyaram Silk Mills Ltd.	3,903	27,235
SJS Enterprises Ltd.	232	3,408
SKF India Ltd.	3,332	167,779
SMC Global Securities Ltd.	10,364	15,321
Sobha Ltd.	9,655	156,801
Solar Industries India Ltd.	1,815	283,701
Solara Active Pharma Sciences Ltd.(1)	3,164	22,004
Sona Blw Precision Forgings Ltd.	30,331	152,464
South Indian Bank Ltd.	308,995	102,634
Southern Petrochemical Industries Corp. Ltd.	17,726	21,704
Spandana Sphoorty Financial Ltd.(1)	2,425	6,695
Spandana Sphoorty Financial Ltd.(1)	591	753
SpiceJet Ltd.(1)	31,227	13,068
SRF Ltd.	8,805	283,210
Star Cement Ltd.	27,251	88,149
State Bank of India, GDR	13,077	1,197,736
Steel Strips Wheels Ltd.	10,643	26,107
Sterling Tools Ltd.	6,076	20,917
Sterlite Technologies Ltd.(1)	13,985	18,181
STL Networks Ltd.(1)	13,985	3,562
Stove Kraft Ltd.	4,034	29,234
Strides Pharma Science Ltd.	20,743	203,120
Stylam Industries Ltd.(1)	2,525	48,299
Sudarshan Chemical Industries Ltd.(1)	8,677	146,984
Sula Vineyards Ltd.	5,406	15,300
Sumitomo Chemical India Ltd.	4,396	28,215
25

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Sun Pharmaceutical Industries Ltd.	30,085	$544,264
Sun TV Network Ltd.	19,960	123,015
Sundaram Finance Ltd.	2,903	148,060
Sundram Fasteners Ltd.	6,323	73,096
Sunflag Iron & Steel Co. Ltd.(1)	6,118	18,443
Sunteck Realty Ltd.	3,995	17,236
Supreme Industries Ltd.	4,667	236,593
Supreme Petrochem Ltd.	13,676	118,515
Surya Roshni Ltd.	20,466	65,906
Suryoday Small Finance Bank Ltd.(1)	13,374	18,488
Suzlon Energy Ltd.(1)	310,060	198,795
Swan Energy Ltd.	3,528	17,792
Swaraj Engines Ltd.	1,257	57,184
Syngene International Ltd.	24,696	175,349
TAJGVK Hotels & Resorts Ltd.(1)	4,746	22,015
Tamil Nadu Newsprint & Papers Ltd.	7,235	13,341
Tamilnadu Petroproducts Ltd.	7,021	8,420
Tanla Platforms Ltd.	11,719	82,082
Tata Chemicals Ltd.	18,243	190,621
Tata Communications Ltd.	12,690	222,839
Tata Consultancy Services Ltd.	45,686	1,597,708
Tata Consumer Products Ltd.	10,750	129,884
Tata Elxsi Ltd.	2,746	162,958
Tata Investment Corp. Ltd.	1,603	123,728
Tata Motors Ltd.	132,439	1,004,941
Tata Power Co. Ltd.	66,073	280,532
Tata Steel Ltd.	787,907	1,381,372
Tata Teleservices Maharashtra Ltd.(1)	18,159	11,552
TCI Express Ltd.	457	3,540
TeamLease Services Ltd.(1)	1,073	21,691
Tech Mahindra Ltd.	18,662	313,199
Tega Industries Ltd.(1)	2,921	61,189
Thanga Mayil Jewellery Ltd.	1,052	26,915
Thermax Ltd.	2,239	81,476
Thirumalai Chemicals Ltd.(1)	10,204	33,657
Thomas Cook India Ltd.	37,139	74,849
Thyrocare Technologies Ltd.	3,170	45,520
Time Technoplast Ltd.	12,032	62,304
Tips Music Ltd.	8,489	56,012
Titan Co. Ltd.	9,629	396,373
Torrent Pharmaceuticals Ltd.	9,046	364,972
Torrent Power Ltd.	13,079	182,097
Tourism Finance Corp. of India Ltd.	16,582	56,586
TransIndia Real Estate Ltd.(1)	9,782	3,533
Transport Corp. of India Ltd.	1,642	21,222
Trent Ltd.	5,307	318,975
Trident Ltd.	188,086	58,428
Triveni Engineering & Industries Ltd.	12,778	50,970
Triveni Turbine Ltd.	13,896	81,854
TTK Prestige Ltd.	2,696	20,084
Tube Investments of India Ltd.	4,500	151,081
TV Today Network Ltd.	2,282	3,815
TVS Motor Co. Ltd.	3,946	146,642
26

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
TVS Motor Co. Ltd., Preference Shares(1)	15,784	$1,789
Uflex Ltd.	10,549	61,725
Ujjivan Small Finance Bank Ltd.(1)	138,471	67,011
UltraTech Cement Ltd.	3,742	536,380
Union Bank of India Ltd.	193,333	273,743
United Spirits Ltd.	15,196	226,009
UNO Minda Ltd.	9,825	142,285
UPL Ltd.	36,979	300,251
UPL Ltd.	8,625	52,377
Usha Martin Ltd.	23,690	102,635
UTI Asset Management Co. Ltd.	9,790	143,156
Vaibhav Global Ltd.	1,025	2,376
Valiant Organics Ltd.(1)	1,671	6,331
Vardhman Textiles Ltd.	23,963	115,453
Varroc Engineering Ltd.	8,583	52,018
Varun Beverages Ltd.	62,524	345,580
Vedant Fashions Ltd.	5,139	43,224
Vedanta Ltd.	164,536	785,450
Veedol Corporation Ltd.	360	6,748
Venky's India Ltd.	238	3,958
V-Guard Industries Ltd.	15,534	64,017
Vijaya Diagnostic Centre Ltd.	7,454	85,197
Vimta Labs Ltd.	4,634	34,907
Vinati Organics Ltd.	654	12,686
VIP Industries Ltd.(1)	11,408	54,264
Vishnu Chemicals Ltd.	3,320	18,515
VL E-Governance & IT Solutions Ltd.(1)	10,240	3,951
V-Mart Retail Ltd.(1)	8,056	67,875
Vodafone Idea Ltd.(1)	232,783	17,163
Voltamp Transformers Ltd.	484	42,888
Voltas Ltd.	5,043	78,571
VRL Logistics Ltd.	12,044	36,056
Waaree Renewable Technologies Ltd.	3,549	41,235
Welspun Corp. Ltd.	23,565	225,611
Welspun Enterprises Ltd.	9,136	48,446
Welspun Living Ltd.	41,434	51,435
West Coast Paper Mills Ltd.	5,873	33,225
Westlife Foodworld Ltd.	3,809	31,012
Windlas Biotech Ltd.	2,099	23,783
Wipro Ltd., ADR(2)	128,256	353,987
Wonderla Holidays Ltd.	1,940	13,481
Yes Bank Ltd.(1)	673,890	146,031
Zee Entertainment Enterprises Ltd.	108,618	142,800
Zensar Technologies Ltd.	22,776	198,257
Zydus Lifesciences Ltd.	9,481	105,596
		123,967,920
Indonesia — 1.5%
ABM Investama Tbk. PT	109,100	19,519
Adaro Andalan Indonesia PT(1)	480,633	201,599
Adhi Karya Persero Tbk. PT(1)	245,413	4,018
Adi Sarana Armada Tbk. PT	73,600	3,925
Agung Podomoro Land Tbk. PT(1)	80,200	506
Alam Sutera Realty Tbk. PT(1)	2,581,000	26,790
27

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Alamtri Minerals Indonesia Tbk. PT	1,405,900	$85,737
Alamtri Resources Indonesia Tbk. PT	2,428,500	258,597
Amman Mineral Internasional PT(1)	313,800	149,560
Aneka Tambang Tbk. PT	921,400	170,788
Astra Agro Lestari Tbk. PT	40,600	17,994
Astra International Tbk. PT	1,890,700	630,764
Astra Otoparts Tbk. PT	140,800	20,745
Bank BTPN Syariah Tbk. PT	433,300	39,177
Bank Central Asia Tbk. PT	1,546,200	757,498
Bank China Construction Bank Indonesia Tbk. PT(1)	357,900	1,650
Bank Mandiri Persero Tbk. PT	2,793,500	800,625
Bank Negara Indonesia Persero Tbk. PT	1,089,600	289,274
Bank Pan Indonesia Tbk. PT	266,100	18,634
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	248,200	11,888
Bank Pembangunan Daerah Jawa Timur Tbk. PT	113,500	3,542
Bank Rakyat Indonesia Persero Tbk. PT	3,417,397	838,911
Bank Syariah Indonesia Tbk. PT	68,639	11,283
Bank Tabungan Negara Persero Tbk. PT	736,545	57,994
Barito Pacific Tbk. PT(1)	799,015	106,052
BFI Finance Indonesia Tbk. PT	1,086,800	50,075
Blue Bird Tbk. PT	139,500	15,229
Buana Lintas Lautan Tbk. PT(1)	553,700	4,962
Bukalapak.com Tbk. PT(1)	8,500,100	89,674
Bukit Asam Tbk. PT	883,100	128,489
Buma Internasional Grup Tbk. PT(1)	1,482,300	31,443
Bumi Resources Minerals Tbk. PT(1)	5,563,500	159,389
Bumi Resources Tbk. PT(1)	6,997,500	46,269
Bumi Serpong Damai Tbk. PT(1)	732,100	48,152
Buyung Poetra Sembada PT	68,000	318
Chandra Asri Pacific Tbk. PT	151,800	75,796
Charoen Pokphand Indonesia Tbk. PT	239,100	61,896
Ciputra Development Tbk. PT	1,125,200	69,302
Cisarua Mountain Dairy Tbk. PT	64,600	19,591
Dharma Polimetal Tbk. PT	280,300	16,917
Dharma Satya Nusantara Tbk. PT	1,502,300	148,044
Elnusa Tbk. PT	960,900	28,626
Energi Mega Persada Tbk. PT(1)	3,988,800	133,941
Erajaya Swasembada Tbk. PT	1,716,300	45,806
ESSA Industries Indonesia Tbk. PT	1,274,800	43,644
Gajah Tunggal Tbk. PT	529,400	32,381
Global Mediacom Tbk. PT(1)	881,800	7,594
GoTo Gojek Tokopedia Tbk. PT(1)	9,758,100	34,280
Indah Kiat Pulp & Paper Tbk. PT	444,500	206,104
Indo Tambangraya Megah Tbk. PT	88,900	119,211
Indofood CBP Sukses Makmur Tbk. PT	52,300	28,474
Indofood Sukses Makmur Tbk. PT	147,200	66,527
Indosat Tbk. PT	412,000	50,495
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	1,000,352	31,547
Japfa Comfeed Indonesia Tbk. PT	1,115,500	110,861
Jasa Marga Persero Tbk. PT	201,300	41,017
Kalbe Farma Tbk. PT	887,100	65,471
Kawasan Industri Jababeka Tbk. PT	2,945,700	37,148
Lippo Karawaci Tbk. PT(1)	5,142,600	32,448
28

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Malindo Feedmill Tbk. PT	13,400	$524
Map Aktif Adiperkasa PT	1,832,300	69,825
Mark Dynamics Indonesia Tbk. PT	299,900	11,631
Matahari Department Store Tbk. PT	145,500	14,028
Medco Energi Internasional Tbk. PT	1,380,640	97,434
Media Nusantara Citra Tbk. PT(1)	1,273,900	19,616
Medikaloka Hermina Tbk. PT	1,322,600	132,964
Merdeka Copper Gold Tbk. PT(1)	237,551	35,810
Mitra Adiperkasa Tbk. PT	1,722,400	125,738
Mitra Keluarga Karyasehat Tbk. PT	115,400	15,392
Mitra Pinasthika Mustika Tbk. PT	157,800	9,133
Pabrik Kertas Tjiwi Kimia Tbk. PT	201,400	87,804
Pakuwon Jati Tbk. PT	1,083,400	24,450
Panin Financial Tbk. PT(1)	1,773,800	27,952
Perusahaan Gas Negara Tbk. PT	899,200	93,244
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	609,500	49,710
PP Persero Tbk. PT(1)	159,800	3,703
Puradelta Lestari Tbk. PT	105,100	879
Rimo International Lestari Tbk. PT(1)	329,900	—
Rukun Raharja Tbk. PT	256,800	40,948
Salim Ivomas Pratama Tbk. PT	44,700	1,733
Samator Indo Gas Tbk. PT	86,700	4,527
Samudera Indonesia Tbk. PT	1,064,000	22,059
Sarana Menara Nusantara Tbk. PT	1,772,400	66,072
Sawit Sumbermas Sarana Tbk. PT	1,100	98
Selamat Sempurna Tbk. PT	231,100	26,463
Semen Indonesia Persero Tbk. PT	508,407	81,616
Siloam International Hospitals Tbk. PT(1)	246,200	33,143
Sri Rejeki Isman Tbk. PT(1)	54,600	—
Steel Pipe Industry of Indonesia PT	274,200	6,885
Sumber Alfaria Trijaya Tbk. PT	1,598,700	213,286
Sumber Tani Agung Resources Tbk. PT	174,800	10,604
Telkom Indonesia Persero Tbk. PT, ADR(2)	47,167	914,568
Temas Tbk. PT	1,259,000	10,450
Timah Tbk. PT	751,000	46,538
Triputra Agro Persada PT	1,607,900	138,575
Tunas Baru Lampung Tbk. PT	24,900	1,132
Unilever Indonesia Tbk. PT	696,500	71,833
United Tractors Tbk. PT	215,300	318,454
Vale Indonesia Tbk. PT	352,064	79,960
Waskita Karya Persero Tbk. PT(1)	384,292	—
Wijaya Karya Persero Tbk. PT(1)	437,400	2,706
XLSMART Telecom Sejahtera Tbk. PT	1,036,895	172,926
		9,692,604
Malaysia — 1.7%
7-Eleven Malaysia Holdings Bhd., Class B	3,000	1,407
Aeon Co. M Bhd.	118,600	36,479
AEON Credit Service M Bhd.	1,000	1,158
AFFIN Bank Bhd.(1)	91,305	48,452
Alliance Bank Malaysia Bhd.	196,705	209,813
AMMB Holdings Bhd.	334,300	426,687
Ann Joo Resources Bhd.(1)	20,750	3,342
Astro Malaysia Holdings Bhd.(1)	23,800	846
29

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Axiata Group Bhd.	287,200	$164,515
Bank Islam Malaysia Bhd.	90,700	49,145
Berjaya Corp. Bhd.(1)	871,449	56,750
Berjaya Food Bhd.(1)	32,373	2,224
Bermaz Auto Bhd.	158,400	24,943
Bumi Armada Bhd.	545,900	47,145
Bursa Malaysia Bhd.	83,600	154,194
Cahya Mata Sarawak Bhd.	168,500	43,844
Capital A Bhd.(1)	33,100	6,574
Carlsberg Brewery Malaysia Bhd.	7,800	29,836
CELCOMDIGI Bhd.	257,700	224,482
CIMB Group Holdings Bhd.	530,850	932,561
Coastal Contracts Bhd.	3,400	965
CSC Steel Holdings Bhd.	18,100	4,544
Cypark Resources Bhd.(1)	15,400	3,079
Dagang NeXchange Bhd.(1)	779,600	45,200
Dayang Enterprise Holdings Bhd.	67,300	27,362
Dialog Group Bhd.	69,000	30,523
DRB-Hicom Bhd.	87,800	18,174
Dufu Technology Corp. Bhd.	43,100	11,275
Eastern & Oriental Bhd.	140,400	27,911
Eco World Development Group Bhd.	95,100	47,257
Econpile Holdings Bhd.(1)	5,500	476
Ekovest Bhd.(1)	323,900	28,749
Farm Fresh Bhd.	57,300	27,392
Fraser & Neave Holdings Bhd.	5,300	33,842
Frontken Corp. Bhd.	54,000	54,652
Gamuda Bhd.	143,269	188,326
Gas Malaysia Bhd.	23,000	23,942
Genting Bhd.	189,800	128,402
Genting Malaysia Bhd.	484,100	233,657
Genting Plantations Bhd.	6,300	7,224
Globetronics Technology Bhd.(1)	12,200	879
HAP Seng Consolidated Bhd.	16,900	9,832
Hartalega Holdings Bhd.	202,400	56,440
Heineken Malaysia Bhd.	11,600	55,519
Hengyuan Refining Co. Bhd.(1)	5,300	1,543
Hextar Global Bhd.	92,620	19,615
Hiap Teck Venture Bhd.	125,000	8,276
Hibiscus Petroleum Bhd.	121,720	42,854
Hong Leong Bank Bhd.	35,500	168,683
Hong Leong Financial Group Bhd.	8,500	34,473
Hong Leong Industries Bhd.	400	1,315
IHH Healthcare Bhd.	59,000	94,809
IJM Corp. Bhd.	232,100	157,608
Inari Amertron Bhd.	54,200	25,946
IOI Corp. Bhd.	75,900	69,408
IOI Properties Group Bhd.	165,800	87,542
JAKS Resources Bhd.	11,180	237
Jaya Tiasa Holdings Bhd.	303,800	82,761
Johor Plantations Group Bhd.	217,700	69,977
Kelington Group Bhd.	88,800	108,428
Kossan Rubber Industries Bhd.	136,100	38,940
30

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
KPJ Healthcare Bhd.	246,800	$151,782
KSL Holdings Bhd.	5,500	2,200
Kuala Lumpur Kepong Bhd.	48,201	224,610
Land & General Bhd.	29,900	848
LBS Bina Group Bhd.	8,961	933
Leong Hup International Bhd.	220,000	31,509
Lii Hen Industries Bhd.	4,200	378
Lotte Chemical Titan Holding Bhd.(1)	20,000	2,530
Luxchem Corp. Bhd.	20,900	1,901
Mah Sing Group Bhd.	346,700	94,418
Malakoff Corp. Bhd.	213,500	47,957
Malayan Banking Bhd.	247,549	580,050
Malayan Flour Mills Bhd.	143,700	19,240
Malaysia Marine & Heavy Engineering Holdings Bhd.(1)	4,700	373
Malaysian Pacific Industries Bhd.	8,600	54,530
Malaysian Resources Corp. Bhd.	281,800	31,679
Maxis Bhd.	190,700	157,996
MBM Resources Bhd.	13,400	16,273
MBSB Bhd.	316,800	52,449
Media Prima Bhd.	58,500	4,989
Mega First Corp. Bhd.	58,900	47,188
MISC Bhd.	64,900	113,975
MKH Bhd.	2,900	691
MKH Oil Palm East Kalimantan Bhd.	414	62
Mr. DIY Group M Bhd.	192,500	67,379
Muhibbah Engineering M Bhd.	2,000	263
Naim Holdings Bhd.(1)	4,300	855
Nestle Malaysia Bhd.	3,400	76,487
NEXG Bhd.	216,300	25,082
OCK Group Bhd.	7,100	690
OSK Holdings Bhd.	9,900	2,999
Padini Holdings Bhd.	9,450	4,255
Paramount Corp. Bhd.	3,400	861
Pecca Group Bhd.	59,800	20,081
Pentamaster Corp. Bhd.(1)	2,000	1,700
Perak Transit Bhd.	8,349	1,364
Petronas Chemicals Group Bhd.	100,800	103,104
Petronas Dagangan Bhd.	26,700	133,829
Petronas Gas Bhd.	48,400	213,514
Poh Huat Resources Holdings Bhd.	2,800	524
PPB Group Bhd.	25,800	57,125
Press Metal Aluminium Holdings Bhd.	188,200	247,727
Public Bank Bhd.	617,000	623,207
QL Resources Bhd.	80,325	77,963
Ranhill Utilities Bhd.(1)	83,848	31,947
RHB Bank Bhd.	164,575	254,692
Sam Engineering & Equipment M Bhd.	2,400	2,138
Sarawak Oil Palms Bhd.	31,800	26,013
Scientex Bhd.	22,400	16,545
SD Guthrie Bhd.	140,700	168,362
Sime Darby Bhd.	293,900	144,009
Sime Darby Property Bhd.	421,600	147,644
SKP Resources Bhd.	150,100	31,980
31

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
SP Setia Bhd. Group	356,100	$88,460
Sports Toto Bhd.	7,686	2,583
Sunway Bhd.	83,400	97,154
Supermax Corp. Bhd.(1)	249,651	27,430
Ta Ann Holdings Bhd.	26,400	25,784
Telekom Malaysia Bhd.	97,300	161,747
Tenaga Nasional Bhd.	297,500	928,910
Thong Guan Industries Bhd.	2,400	629
TIME dotCom Bhd.	58,200	71,363
Tiong NAM Logistics Holdings Bhd.(1)	27,572	4,828
Top Glove Corp. Bhd.(1)	246,700	34,178
Tropicana Corp. Bhd.(1)	4,807	1,295
TSH Resources Bhd.	77,200	20,815
Uchi Technologies Bhd.	7,500	5,782
UEM Sunrise Bhd.	100,000	17,535
Unisem M Bhd.	51,700	32,526
United Plantations Bhd.	26,250	141,355
Vantris Energy Bhd.(1)	2,160	308
Velesto Energy Bhd.	1,303,300	61,688
ViTrox Corp. Bhd.	8,000	7,405
VS Industry Bhd.	573,652	90,208
Wasco Bhd.	16,200	3,713
WCT Holdings Bhd.(1)	295,846	61,192
Westports Holdings Bhd.	38,900	51,455
Yinson Holdings Bhd.	164,400	95,327
YTL Corp. Bhd.	99,696	60,425
YTL Power International Bhd.	196,800	187,674
Zetrix Ai Bhd.	810,274	164,689
		11,109,792
Mexico — 2.1%
Alfa SAB de CV, Class A(2)	505,598	380,326
Alpek SAB de CV(2)	45,690	21,542
America Movil SAB de CV, ADR(2)	49,125	982,009
Arca Continental SAB de CV(2)	6,800	69,481
Banco del Bajio SA(2)	227,077	541,033
Becle SAB de CV(2)	4,400	5,127
Cemex SAB de CV, ADR	102,939	935,715
Coca-Cola Femsa SAB de CV(2)	15,045	127,529
Consorcio ARA SAB de CV	4,900	851
Controladora Alpek SAB de CV(1)(2)	792,969	110,462
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)(2)	29,112	179,330
Corp. Inmobiliaria Vesta SAB de CV	130,600	359,238
Fomento Economico Mexicano SAB de CV, ADR	3,506	303,760
GCC SAB de CV	30,855	288,936
Gentera SAB de CV	306,649	751,815
Gruma SAB de CV, B Shares	26,332	452,671
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	5,632	575,647
Grupo Aeroportuario del Pacifico SAB de CV, ADR	2,296	553,336
Grupo Aeroportuario del Sureste SAB de CV, ADR	788	256,659
Grupo Bimbo SAB de CV, Series A(2)	43,000	133,807
Grupo Carso SAB de CV, Series A1(2)	23,000	152,927
Grupo Comercial Chedraui SA de CV(2)	29,017	233,666
Grupo Financiero Banorte SAB de CV, Class O	193,496	1,762,504
32

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Grupo Financiero Inbursa SAB de CV, Class O(2)	162,050	$426,125
Grupo GICSA SAB de CV(1)	8,000	1,286
Grupo Industrial Saltillo SAB de CV	1,789	1,533
Grupo Mexico SAB de CV, Series B	143,394	940,595
Grupo Televisa SAB, ADR(2)	72,247	201,569
Industrias Penoles SAB de CV(1)	23,820	773,032
Kimberly-Clark de Mexico SAB de CV, A Shares(2)	161,800	304,624
La Comer SAB de CV(2)	66,456	150,505
Megacable Holdings SAB de CV	268,213	775,992
Nemak SAB de CV(1)	615,840	126,372
Ollamani SAB(1)(2)	13,476	34,873
Promotora de Hoteles Norte 19 SAB de CV(1)	1,300	338
Promotora y Operadora de Infraestructura SAB de CV	12,615	158,325
Qualitas Controladora SAB de CV(2)	35,900	323,541
Wal-Mart de Mexico SAB de CV	131,797	393,742
		13,790,823
Peru — 0.3%
Cia de Minas Buenaventura SAA, ADR	40,860	782,060
Credicorp Ltd.	3,329	856,219
Intercorp Financial Services, Inc.	910	36,145
Southern Copper Corp.	4,491	431,531
		2,105,955
Philippines — 0.5%
Aboitiz Equity Ventures, Inc.	79,690	40,573
Aboitiz Power Corp.	12,100	8,978
ACEN Corp.	44,822	1,741
Alliance Global Group, Inc.	166,000	21,202
Ayala Corp.	13,920	132,671
Ayala Land, Inc.	224,700	110,099
AyalaLand Logistics Holdings Corp.(1)	17,000	417
Bank of the Philippine Islands	81,108	160,335
BDO Unibank, Inc.	181,937	430,009
Cebu Air, Inc.(1)	6,390	3,914
Century Pacific Food, Inc.	133,700	85,860
Converge Information & Communications Technology Solutions, Inc.	468,000	114,666
Cosco Capital, Inc.	51,700	6,613
DigiPlus Interactive Corp.	187,600	75,508
DMCI Holdings, Inc.	574,500	108,142
DoubleDragon Corp.	2,700	463
East West Banking Corp.	5,400	1,122
Filinvest Land, Inc.	41,000	596
First Gen Corp.	22,000	6,314
Ginebra San Miguel, Inc.	1,300	6,477
Global Ferronickel Holdings, Inc.(1)	171,000	3,736
Globe Telecom, Inc.	1,865	49,164
International Container Terminal Services, Inc.	55,840	471,968
JG Summit Holdings, Inc.	230,403	95,877
Jollibee Foods Corp.	36,470	148,000
Manila Electric Co.	22,390	209,617
Manila Water Co., Inc.	32,900	24,183
Megaworld Corp.	712,000	25,688
Metropolitan Bank & Trust Co.	254,700	311,766
Monde Nissin Corp.	76,200	9,411
33

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Nickel Asia Corp.	273,100	$13,325
Petron Corp.	75,000	3,269
PLDT, Inc., ADR	8,087	165,622
Puregold Price Club, Inc.	153,300	110,699
Robinsons Land Corp.	81,300	20,900
Robinsons Retail Holdings, Inc.	22,090	13,698
Security Bank Corp.	57,680	75,655
Semirara Mining & Power Corp.	165,900	95,454
Shell Pilipinas Corp.(1)	1,600	162
SM Investments Corp.	5,725	75,616
SM Prime Holdings, Inc.	211,500	85,512
Synergy Grid & Development Phils, Inc.(1)	162,300	42,596
Universal Robina Corp.	39,490	55,934
Vista Land & Lifescapes, Inc.	62,800	1,494
Wilcon Depot, Inc.	81,300	13,076
		3,438,122
Poland — 1.3%
Alior Bank SA	16,584	472,470
Allegro.eu SA(1)	23,007	231,201
AmRest Holdings SE	2,830	11,283
Asseco Poland SA	3,041	157,842
Bank Handlowy w Warszawie SA	1,613	45,642
Bank Millennium SA(1)	111,365	431,408
Bank Polska Kasa Opieki SA	15,293	770,289
Benefit Systems SA	132	118,143
Budimex SA	1,197	175,091
CD Projekt SA	1,805	124,959
Cyfrowy Polsat SA(1)	7,422	29,173
Diagnostyka SA	2,028	112,857
Dino Polska SA(1)	31,380	391,544
Enea SA	14,256	71,754
Eurocash SA(1)	8,571	18,839
Grupa Azoty SA(1)	11,398	57,081
Grupa Kety SA	1,963	496,541
Jastrzebska Spolka Weglowa SA(1)	7,794	48,487
KGHM Polska Miedz SA(1)	9,408	330,480
KRUK SA	1,759	219,792
LPP SA	96	454,830
Lubelski Wegiel Bogdanka SA(1)	109	687
mBank SA(1)	502	121,261
Mercator Medical SA(1)	146	1,772
Orange Polska SA	157,116	399,963
ORLEN SA	50,183	1,072,363
Pepco Group NV	24,002	141,270
PGE Polska Grupa Energetyczna SA(1)	110,971	345,857
PKP Cargo SA(1)	196	866
Powszechna Kasa Oszczednosci Bank Polski SA	27,570	537,775
Powszechny Zaklad Ubezpieczen SA	33,069	550,377
Santander Bank Polska SA	1,307	181,935
Tauron Polska Energia SA(1)	68,486	158,968
Text SA	2,426	34,168
XTB SA	14,796	312,927
		8,629,895
34

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Russia(3) — 0.0%
Gazprom PJSC(1)	309,544	$1
Globaltrans Investment PLC, GDR(1)	19,562	2
GMK Norilskiy Nickel PAO(1)	84,900	1
LUKOIL PJSC(1)	14,461	—
Magnit PJSC(1)	1,613	—
Mechel PJSC(1)	7,372	—
MMC Norilsk Nickel PJSC, ADR(1)	3	—
Mobile TeleSystems PJSC, ADR(1)	11,495	1
Novatek PJSC	8,700	—
Novolipetsk Steel PJSC(1)	60,580	—
O'Key Group SA, GDR(1)	1,578	—
PhosAgro PJSC	2,275	—
PhosAgro PJSC, GDR(1)	44	—
PhosAgro PJSC, GDR(1)	2	—
Ros Agro PLC, GDR(1)	3,053	—
Rosneft Oil Co. PJSC(1)	36,427	—
Severstal PAO, GDR(1)	6,837	1
Tatneft PJSC	61,368	—
VK IPJSC, GDR(1)	87	—
VTB Bank PJSC(1)	77,279	—
X5 Retail Group NV, GDR(1)	2,570	—
		6
Singapore — 0.0%
Super Hi International Holding Ltd.(1)	7,200	13,833
South Africa — 3.8%
Absa Group Ltd.	99,028	1,060,346
Adcock Ingram Holdings Ltd.(2)	305	1,241
AECI Ltd.(2)	24,752	150,763
African Rainbow Minerals Ltd.(2)	20,993	217,891
Alexander Forbes Group Holdings Ltd.	4,775	2,275
Anglogold Ashanti PLC (New York)	12,830	726,948
Aspen Pharmacare Holdings Ltd.	26,280	157,726
Astral Foods Ltd.	7,387	87,965
AVI Ltd.	49,814	264,234
Barloworld Ltd.	24,004	159,858
Bid Corp. Ltd.	14,383	375,580
Bidvest Group Ltd.	15,569	209,190
Capitec Bank Holdings Ltd.	3,282	663,868
City Lodge Hotels Ltd.(2)	2,646	600
Clicks Group Ltd.	23,186	489,986
Coronation Fund Managers Ltd.	43,348	107,110
Curro Holdings Ltd.	45,943	30,723
DataTec Ltd.	43,710	156,031
Dis-Chem Pharmacies Ltd.	70,189	135,789
Discovery Ltd.	27,565	338,182
Exxaro Resources Ltd.	40,015	438,376
Famous Brands Ltd.	293	963
FirstRand Ltd.	202,729	854,507
Fortress Real Estate Investments Ltd., Class B	203,722	260,111
Foschini Group Ltd.	66,389	409,079
Gold Fields Ltd., ADR	49,504	1,657,394
Grindrod Ltd.	88,464	77,047
Harmony Gold Mining Co. Ltd., ADR	49,229	653,761
35

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Impala Platinum Holdings Ltd.(1)	93,635	$849,655
Investec Ltd.	18,763	139,140
KAL Group Ltd.	177	416
KAP Ltd.(1)	178,079	20,824
Kumba Iron Ore Ltd.(2)	10,085	185,054
Lewis Group Ltd.	508	2,099
Life Healthcare Group Holdings Ltd.	77,566	59,824
Metair Investments Ltd.(1)	1,914	680
Momentum Group Ltd.	221,197	447,933
Motus Holdings Ltd.	28,124	164,592
Mpact Ltd.	965	1,470
Mr. Price Group Ltd.	27,419	322,778
MTN Group Ltd.	163,741	1,390,975
MultiChoice Group(1)	21,390	148,880
Naspers Ltd., N Shares	3,233	1,066,635
Nedbank Group Ltd.	39,590	507,381
NEPI Rockcastle NV(1)	67,474	560,428
Netcare Ltd.	295,935	232,692
Ninety One Ltd.	25,549	64,120
Northam Platinum Holdings Ltd.	42,883	480,492
Oceana Group Ltd.	464	1,339
Old Mutual Ltd.	883,166	695,002
Omnia Holdings Ltd.	38,217	158,994
OUTsurance Group Ltd.	74,531	321,213
Pepkor Holdings Ltd.	56,274	80,958
PPC Ltd.	125,428	36,203
Raubex Group Ltd.	2,320	5,770
Reinet Investments SCA	19,998	607,861
Remgro Ltd.	45,201	434,826
RFG Holdings Ltd.	1,040	950
Sanlam Ltd.	102,134	526,552
Santam Ltd.	4,100	101,722
Sappi Ltd.	171,105	281,146
Sasol Ltd., ADR(1)(2)	52,940	356,816
Shoprite Holdings Ltd.	38,318	571,831
Sibanye Stillwater Ltd., ADR(1)	118,379	896,129
Southern Sun Ltd.	3,866	1,906
SPAR Group Ltd.(1)	42,312	259,847
Standard Bank Group Ltd.(2)	71,922	1,011,869
Sun International Ltd.	37,424	98,949
Telkom SA SOC Ltd.	97,821	281,028
Thungela Resources Ltd.	38,104	201,135
Tiger Brands Ltd.	11,296	199,305
Tsogo Sun Ltd.	3,616	1,381
Valterra Platinum Ltd.	12,591	577,400
Vodacom Group Ltd.	50,427	407,224
Woolworths Holdings Ltd.	18,050	53,119
Zeda Ltd.	24,857	17,935
Zeder Investments Ltd.(2)	8,750	632
		24,522,654
South Korea — 11.9%
Able C&C Co. Ltd.	5,008	49,320
Advanced Process Systems Corp.	1,624	20,554
Aekyung Industrial Co. Ltd.	1,099	12,742
36

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Agabang & Co.(1)	2,113	$7,693
Alteogen, Inc.(1)	691	217,320
Amorepacific Corp.	893	77,043
Amorepacific Holdings Corp.	1,483	28,964
Ananti, Inc.(1)	12,188	81,281
APR Corp.(1)	2,215	361,293
Aprogen, Inc.(1)	145	71
Asiana Airlines, Inc.(1)	11,655	79,394
BGF Co. Ltd.	616	1,762
BGF retail Co. Ltd.	2,080	175,359
BH Co. Ltd.	7,962	104,991
Binggrae Co. Ltd.	616	31,244
BNK Financial Group, Inc.	42,164	435,987
Boditech Med, Inc.	953	9,870
Bukwang Pharmaceutical Co. Ltd.(1)	694	1,656
Byucksan Corp.	2,612	4,024
Caregen Co. Ltd.	845	33,778
Celltrion Pharm, Inc.(1)	290	10,765
Celltrion, Inc.	3,944	474,530
Cheil Worldwide, Inc.	9,040	128,585
Cheryong Electric Co. Ltd.	636	15,657
Chong Kun Dang Pharmaceutical Corp.	1,678	96,179
Chongkundang Holdings Corp.	42	1,458
Chunbo Co. Ltd.(1)	75	2,308
CJ CGV Co. Ltd.(1)	16,596	55,152
CJ CheilJedang Corp.	1,797	295,540
CJ Corp.	2,466	282,717
CJ ENM Co. Ltd.(1)	3,381	173,318
CJ Logistics Corp.	2,468	147,904
Classys, Inc.	1,624	60,807
CMG Pharmaceutical Co. Ltd.(1)	803	1,084
Com2uSCorp	114	3,213
Cosmax, Inc.	1,243	193,028
COSON Co. Ltd.(1)	179	1
Coway Co. Ltd.	7,144	533,347
COWELL FASHION Co. Ltd.(1)	549	850
CrystalGenomics Invites Co. Ltd.(1)	1,166	1,425
Cuckoo Homesys Co. Ltd.	704	13,677
Daea TI Co. Ltd.(1)	824	2,841
Daeduck Electronics Co. Ltd.	6,484	111,333
Daesang Corp.	6,004	97,318
Daewon Pharmaceutical Co. Ltd.	395	3,720
Daewoo Engineering & Construction Co. Ltd.(1)	26,080	69,431
Daewoong Co. Ltd.	2,806	49,811
Daewoong Pharmaceutical Co. Ltd.	323	31,542
Daishin Securities Co. Ltd.	4,161	83,515
Daol Investment & Securities Co. Ltd.	5,885	14,952
Daou Data Corp.	2,016	23,773
Daou Technology, Inc.	4,238	103,954
Dawonsys Co. Ltd.(1)	62	320
DB HiTek Co. Ltd.	4,981	163,387
DB Insurance Co. Ltd.	3,829	362,013
DB Securities Co. Ltd.	1,678	10,633
37

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Dentium Co. Ltd.	478	$19,695
DI Dong Il Corp.	1,429	42,168
DIO Corp.(1)	562	6,555
DL E&C Co. Ltd.	3,996	121,795
DL Holdings Co. Ltd.	2,862	80,119
Dong-A Socio Holdings Co. Ltd.	125	9,995
Dong-A ST Co. Ltd.	235	7,471
Dongjin Semichem Co. Ltd.	4,044	86,547
DongKook Pharmaceutical Co. Ltd.	415	5,059
Dongkuk CM Co. Ltd.	3,531	13,677
Dongkuk Holdings Co. Ltd.	1,881	10,100
Dongkuk Steel Mill Co. Ltd.	5,859	39,048
Dongsuh Cos., Inc.	1,309	25,634
Dongwha Enterprise Co. Ltd.(1)	1,985	13,330
Dongwha Pharm Co. Ltd.	1,215	5,441
Dongwon Development Co. Ltd.	641	1,314
Dongwon Industries Co. Ltd.	2,097	65,876
Dongwon Systems Corp.	1,115	22,891
Doosan Bobcat, Inc.(1)	5,079	194,030
Doosan Co. Ltd.	193	76,595
Doosan Enerbility Co. Ltd.(1)	11,514	506,328
Doosan Tesna, Inc.	1,960	51,061
DoubleUGames Co. Ltd.	1,011	38,219
Douzone Bizon Co. Ltd.	1,500	85,548
Dreamtech Co. Ltd.	3,650	16,647
Echo Marketing, Inc.	366	3,612
Ecopro BM Co. Ltd.(1)	3,490	302,932
Ecopro Co. Ltd.	1,652	59,877
E-MART, Inc.	4,052	208,038
ENF Technology Co. Ltd.	240	6,576
Eo Technics Co. Ltd.	446	65,607
Eoflow Co. Ltd.(1)	486	391
Eugene Corp.	3,001	7,421
Eugene Investment & Securities Co. Ltd.	12,570	31,203
Eugene Technology Co. Ltd.	502	17,145
F&F Co. Ltd.	3,455	164,920
F&F Holdings Co. Ltd.	27	373
Foosung Co. Ltd.(1)	4,155	17,835
Genexine, Inc.(1)	105	388
Giantstep, Inc.(1)	170	732
GOLFZON Co. Ltd.	964	43,687
Gradiant Corp.	604	6,340
Grand Korea Leisure Co. Ltd.	2,462	29,561
Green Cross Holdings Corp.	435	4,733
GS Engineering & Construction Corp.	9,964	133,368
GS Holdings Corp.	10,616	346,880
GS P&L Co. Ltd.(1)	1,215	42,766
GS Retail Co. Ltd.	5,125	59,639
HAESUNG DS Co. Ltd.	1,458	23,423
Han Kuk Carbon Co. Ltd.	9,743	230,430
Hana Financial Group, Inc.	33,391	1,968,448
Hana Materials, Inc.	919	17,697
Hana Tour Service, Inc.	2,000	73,890
38

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Handsome Co. Ltd.	2,251	$24,362
Hanil Cement Co. Ltd.	4,766	66,210
Hanjin Kal Corp.	1,137	91,342
Hanjin Logistics Corp.	337	4,915
Hankook & Co. Co. Ltd.	5,320	93,048
Hankook Shell Oil Co. Ltd.	40	12,420
Hankook Tire & Technology Co. Ltd.	10,703	308,522
Hanmi Pharm Co. Ltd.	392	85,211
Hanmi Science Co. Ltd.(1)	1,621	47,754
Hanmi Semiconductor Co. Ltd.	2,620	161,662
Hanon Systems(1)	32,794	83,910
Hansae Co. Ltd.	3,078	20,542
Hansol Chemical Co. Ltd.	375	47,524
Hansol Paper Co. Ltd.	1,067	6,570
Hansol Technics Co. Ltd.	1,045	3,990
Hanwha Aerospace Co. Ltd.	1,807	1,145,949
Hanwha Corp.	7,191	431,463
Hanwha Corp., Preference Shares	729	18,453
Hanwha Galleria Corp.(1)	4,395	3,556
Hanwha General Insurance Co. Ltd.(1)	20,132	82,242
Hanwha Investment & Securities Co. Ltd.(1)	17,784	70,785
Hanwha Life Insurance Co. Ltd.(1)	50,857	114,372
Hanwha Ocean Co. Ltd.(1)	1,566	125,858
Hanwha Solutions Corp.	7,663	155,640
Hanwha Systems Co. Ltd.	2,295	83,861
Hanwha Vision Co. Ltd.(1)	2,045	77,733
Harim Holdings Co. Ltd.	7,758	46,530
HD Hyundai Co. Ltd.	8,290	816,324
HD Hyundai Construction Equipment Co. Ltd.	1,040	64,985
HD Hyundai Electric Co. Ltd.	2,052	719,580
HD Hyundai Heavy Industries Co. Ltd.	1,469	548,009
HD Hyundai Infracore Co. Ltd.(1)	30,296	304,347
HD HYUNDAI MIPO	1,282	188,458
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	3,919	1,142,106
HDC Holdings Co. Ltd.	1,750	27,004
HDC Hyundai Development Co-Engineering & Construction, E Shares	8,404	119,807
Hite Jinro Co. Ltd.	7,717	105,880
HK inno N Corp.(1)	809	27,884
HL Holdings Corp.(1)	590	16,732
HL Mando Co. Ltd.	7,097	181,187
HLB Global Co. Ltd.(1)	807	1,234
HLB, Inc.(1)	2,476	66,866
HMM Co. Ltd.	32,234	511,951
HPSP Co. Ltd.	3,911	74,379
HS Hyosung Advanced Materials Corp.	537	73,276
HS Hyosung Corp.(1)	149	6,351
HS Industries Co. Ltd.	1,315	4,033
Hugel, Inc.(1)	376	85,010
Humasis Co. Ltd.(1)	24,352	23,054
Humedix Co. Ltd.	1,466	57,038
Huons Co. Ltd.	129	2,781
Huons Global Co. Ltd.	141	4,561
Hwa Shin Co. Ltd.	3,147	19,614
39

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Hwaseung Enterprise Co. Ltd.	315	$1,523
HYBE Co. Ltd.(1)	1,078	222,365
Hyosung Chemical Corp.(1)	216	4,533
Hyosung Corp.	2,581	160,646
Hyosung Heavy Industries Corp.	343	304,085
Hyosung TNC Corp.	842	132,208
Hyundai Autoever Corp.	426	53,531
HYUNDAI Corp.	337	5,367
Hyundai Department Store Co. Ltd.	3,666	195,512
Hyundai Elevator Co. Ltd.	1,340	75,476
Hyundai Engineering & Construction Co. Ltd.	6,782	301,661
Hyundai Futurenet Co. Ltd.	2,521	5,889
Hyundai GF Holdings	8,292	45,915
Hyundai Glovis Co. Ltd.	7,479	989,091
Hyundai Home Shopping Network Corp.	644	25,751
Hyundai Marine & Fire Insurance Co. Ltd.(1)	11,766	235,631
Hyundai Mobis Co. Ltd.	2,842	649,001
Hyundai Motor Co.	11,254	1,771,694
Hyundai Rotem Co. Ltd.	2,746	378,806
Hyundai Steel Co.	17,352	398,775
Hyundai Wia Corp.	4,198	151,145
ICD Co. Ltd.(1)	1,590	4,335
Iljin Diamond Co. Ltd.	93	859
Ilyang Pharmaceutical Co. Ltd.	2,125	19,046
iM Financial Group Co. Ltd.	25,554	251,490
iMarketKorea, Inc.	2,108	12,584
Industrial Bank of Korea	43,024	588,190
Innocean Worldwide, Inc.	2,711	35,751
Innox Advanced Materials Co. Ltd.	2,944	50,108
Inscobee, Inc.(1)	756	454
Insun ENT Co. Ltd.(1)	1,650	5,526
Interflex Co. Ltd.(1)	276	1,730
INTOPS Co. Ltd.	2,663	29,613
IS Dongseo Co. Ltd.	2,292	32,241
IsuPetasys Co. Ltd.	3,959	187,008
JB Financial Group Co. Ltd.	18,874	318,590
Jeil Pharmaceutical Co. Ltd.(1)	24	232
Jin Air Co. Ltd.(1)	3,532	21,554
Jusung Engineering Co. Ltd.	6,544	127,719
JW Holdings Corp.	418	998
JW Pharmaceutical Corp.	2,496	38,444
JYP Entertainment Corp.	1,575	82,359
Kakao Corp.	10,091	451,829
Kakao Games Corp.(1)	699	8,126
KakaoBank Corp.	10,319	182,359
Kakaopay Corp.(1)	1,481	63,622
Kangwon Land, Inc.	4,323	56,034
KB Financial Group, Inc., ADR	20,888	1,643,050
KC Co. Ltd.	435	6,937
KC Tech Co. Ltd.	493	11,722
KCC Corp.	631	180,015
KCC Glass Corp.	1,172	25,026
KEPCO Engineering & Construction Co., Inc.	229	15,132
40

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
KEPCO Plant Service & Engineering Co. Ltd.	1,697	$61,174
KG Dongbusteel	14,012	53,521
KG Eco Solution Co. Ltd.	2,450	10,210
Kginicis Co. Ltd.	1,731	12,512
KH FEELUX Co. Ltd.(1)	670	—
KH Vatec Co. Ltd.	1,906	17,401
Kia Corp.	21,827	1,651,506
KISCO Corp.(1)	1,358	9,720
KIWOOM Securities Co. Ltd.	2,424	357,033
KMW Co. Ltd.(1)	276	2,471
Koh Young Technology, Inc.	2,505	26,142
Kolmar BNH Co. Ltd.	169	1,863
Kolmar Korea Co. Ltd.(1)	626	34,882
Kolon Industries, Inc.	4,414	116,542
Komipharm International Co. Ltd.(1)	203	871
Korea Aerospace Industries Ltd.	3,982	272,069
Korea Circuit Co. Ltd.(1)	1,642	14,652
Korea Electric Power Corp., ADR	20,470	270,409
Korea Electric Terminal Co. Ltd.	1,846	83,374
Korea Gas Corp.	4,155	118,120
Korea Investment Holdings Co. Ltd.	8,268	797,671
Korea Line Corp.(1)	28,143	34,623
Korea Petrochemical Ind Co. Ltd.	318	27,823
Korea Real Estate Investment & Trust Co. Ltd.	3,951	3,440
Korea United Pharm, Inc.	247	3,651
Korean Air Lines Co. Ltd.	34,122	580,805
Korean Reinsurance Co.	41,775	325,250
Krafton, Inc.(1)	1,412	332,013
KT Skylife Co. Ltd.	1,686	6,336
Kum Yang Co. Ltd.(1)	2,158	11,525
Kumho Petrochemical Co. Ltd.	2,434	191,414
Kumho Tire Co., Inc.(1)	23,563	83,915
Kwang Dong Pharmaceutical Co. Ltd.	671	2,926
Kyobo Securities Co. Ltd.	138	863
Kyung Dong Navien Co. Ltd.	1,521	84,381
LB Semicon, Inc.(1)	1,686	4,890
LEENO Industrial, Inc.	3,190	106,755
LF Corp.	3,890	52,921
LG Chem Ltd.	2,669	530,112
LG Corp.	5,769	308,461
LG Display Co. Ltd., ADR(1)	83,618	368,755
LG Electronics, Inc.	14,467	766,588
LG Energy Solution Ltd.(1)	1,763	444,618
LG H&H Co. Ltd.	1,026	217,826
LG HelloVision Co. Ltd.(1)	1,238	2,618
LG Innotek Co. Ltd.	2,555	308,792
LG Uplus Corp.	45,598	486,313
LIG Nex1 Co. Ltd.	1,606	564,444
LigaChem Biosciences, Inc.(1)	1,071	113,460
Lotte Chemical Corp.	1,486	67,717
Lotte Chilsung Beverage Co. Ltd.	1,206	103,587
Lotte Corp.	6,249	131,079
Lotte Energy Materials Corp.(1)	319	5,920
41

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
LOTTE Fine Chemical Co. Ltd.	4,744	$141,992
LOTTE Himart Co. Ltd.	116	696
Lotte Innovate Co. Ltd.	464	7,084
Lotte Rental Co. Ltd.	4,409	91,235
Lotte Shopping Co. Ltd.	2,429	115,326
Lotte Wellfood Co. Ltd.	557	46,525
LS Corp.	813	102,876
LS Electric Co. Ltd.	817	165,191
LVMC Holdings(1)	14,008	18,299
LX Hausys Ltd.	634	12,916
LX Holdings Corp.	3,787	21,449
LX International Corp.	9,238	196,984
LX Semicon Co. Ltd.	2,539	97,786
Maeil Dairies Co. Ltd.	252	6,512
Mcnex Co. Ltd.	2,204	47,344
MegaStudyEdu Co. Ltd.	1,482	49,072
Meritz Financial Group, Inc.	6,354	578,033
Mirae Asset Life Insurance Co. Ltd.(1)	2,237	11,391
Mirae Asset Securities Co. Ltd.	26,938	370,306
Misto Holdings Corp.	4,154	124,450
Miwon Commercial Co. Ltd.	26	2,751
Myoung Shin Industrial Co. Ltd.(1)	9,928	63,039
Namhae Chemical Corp.	960	4,833
Namsun Aluminum Co. Ltd.(1)	4,341	3,576
NAVER Corp.	4,855	746,329
NCSoft Corp.	813	118,326
Neowiz(1)	1,144	19,887
NEPES Corp.(1)	2,001	18,434
Netmarble Corp.	1,462	62,822
Nexen Tire Corp.	6,561	27,603
NH Investment & Securities Co. Ltd.	21,461	299,738
NHN Corp.	2,154	40,210
NHN KCP Corp.	1,223	11,932
NICE Holdings Co. Ltd.(1)	1,626	15,944
NICE Information Service Co. Ltd.	1,931	21,886
NongShim Co. Ltd.	507	149,435
OCI Co. Ltd.	124	4,764
OCI Holdings Co. Ltd.	3,336	209,010
OptoElectronics Solutions Co. Ltd.(1)	81	546
Orion Corp.	2,206	170,735
Orion Holdings Corp.	4,385	65,295
Otoki Corp.	415	114,394
Pan Ocean Co. Ltd.	74,389	208,069
Paradise Co. Ltd.	5,924	89,383
Park Systems Corp.	544	99,855
Partron Co. Ltd.	7,816	35,981
People & Technology, Inc.	3,121	85,801
Peptron, Inc.(1)	542	120,725
PI Advanced Materials Co. Ltd.	1,520	18,508
Pond Group Co. Ltd.	316	2,160
Poongsan Corp.	1,383	117,761
Posco DX Co. Ltd.	5,814	93,312
POSCO Future M Co. Ltd.(1)	2,385	241,257
42

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
POSCO Holdings, Inc., ADR(2)	19,012	$980,829
Posco International Corp.	6,485	223,456
PSK, Inc.	3,362	58,736
Pulmuone Co. Ltd.	627	6,274
Rainbow Robotics(1)	75	14,714
S-1 Corp.	2,950	169,594
Sam Chun Dang Pharm Co. Ltd.	485	66,940
Samchully Co. Ltd.	65	5,950
Samjin Pharmaceutical Co. Ltd.	249	3,396
Samsung Biologics Co. Ltd.(1)	489	350,923
Samsung C&T Corp.	2,826	340,144
Samsung Card Co. Ltd.	448	16,250
Samsung E&A Co. Ltd.	16,379	341,556
Samsung Electro-Mechanics Co. Ltd.	3,938	451,776
Samsung Electronics Co. Ltd., GDR	8,452	10,453,964
Samsung Fire & Marine Insurance Co. Ltd.	2,082	662,639
Samsung Heavy Industries Co. Ltd.(1)	20,694	316,336
Samsung Life Insurance Co. Ltd.	6,365	653,896
Samsung Pharmaceutical Co. Ltd.(1)	723	812
Samsung SDI Co. Ltd.	2,380	352,708
Samsung SDS Co. Ltd.	3,082	325,615
Samsung Securities Co. Ltd.	13,295	656,330
Samwha Capacitor Co. Ltd.	200	3,655
Samyang Corp.	176	6,184
Samyang Foods Co. Ltd.	392	438,926
Samyang Holdings Corp.(1)	195	12,044
SD Biosensor, Inc.	3,414	24,578
SeAH Besteel Holdings Corp.	5,352	106,753
SeAH Steel Corp.	339	32,472
SeAH Steel Holdings Corp.	253	33,467
Sebang Global Battery Co. Ltd.	1,135	50,573
Seegene, Inc.	4,156	77,497
Seobu T&D	2,019	13,648
Seoul Semiconductor Co. Ltd.(1)	5,788	27,791
Seoul Viosys Co. Ltd.(1)	377	783
Seoyon E-Hwa Co. Ltd.	2,819	23,652
SFA Engineering Corp.	912	15,054
SFA Semicon Co. Ltd.(1)	6,325	15,628
Shin Poong Pharmaceutical Co. Ltd.(1)	78	689
Shinhan Financial Group Co. Ltd., ADR(2)	28,632	1,352,289
Shinsegae International, Inc.	1,719	12,658
Shinsegae, Inc.	2,080	246,766
Shinyoung Securities Co. Ltd.	132	14,146
SK Biopharmaceuticals Co. Ltd.(1)	1,017	71,855
SK Bioscience Co. Ltd.(1)	1,157	39,201
SK Chemicals Co. Ltd.	1,075	45,931
SK D&D Co. Ltd.	306	2,221
SK Discovery Co. Ltd.	1,593	60,494
SK Gas Ltd.	126	23,319
SK Hynix, Inc.	33,941	6,467,027
SK IE Technology Co. Ltd.(1)	232	4,617
SK Innovation Co. Ltd.	3,859	279,293
SK Networks Co. Ltd.	27,148	85,417
43

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
SK oceanplant Co. Ltd.(1)	1,905	$28,523
SK Securities Co. Ltd.	31,975	14,918
SK Telecom Co. Ltd., ADR(2)	12,034	259,212
SK, Inc.	3,032	449,637
SKC Co. Ltd.(1)	731	49,016
SL Corp.	4,538	110,116
SM Entertainment Co. Ltd.	586	58,420
SNT Dynamics Co. Ltd.	3,449	154,497
SNT Motiv Co. Ltd.	2,310	61,641
S-Oil Corp.(1)	7,969	344,663
Songwon Industrial Co. Ltd.	1,219	9,051
Soop Co. Ltd.	1,455	81,372
Soulbrain Co. Ltd.	444	69,536
Soulbrain Holdings Co. Ltd.	101	2,844
SPC Samlip Co. Ltd.	100	3,857
STIC Investments, Inc.	700	5,114
Studio Dragon Corp.(1)	3,366	108,866
Suheung Co. Ltd.	280	5,993
Sun Kwang Co. Ltd.	157	2,177
Sung Kwang Bend Co. Ltd.	2,419	58,007
Sungwoo Hitech Co. Ltd.	10,589	45,721
Synopex, Inc.(1)	9,545	43,722
Taeyoung Engineering & Construction Co. Ltd.(1)	572	738
Taihan Electric Wire Co. Ltd.(1)	2,248	25,133
TechWing, Inc.	1,227	28,403
TES Co. Ltd.	1,403	30,063
TK Corp.(1)	3,338	60,211
TKG Huchems Co. Ltd.	3,057	38,636
Tokai Carbon Korea Co. Ltd.	493	38,650
Tongyang Life Insurance Co. Ltd.(1)	13,306	71,205
Toptec Co. Ltd.	247	858
TY Holdings Co. Ltd.(1)	1,322	3,056
Unid Co. Ltd.	981	53,484
Value Added Technology Co. Ltd.	1,055	15,724
Vieworks Co. Ltd.	344	5,046
VT Co. Ltd.(1)	4,098	107,779
Webzen, Inc.	5,817	59,351
WiSoL Co. Ltd.	935	3,820
Wonik Holdings Co. Ltd.(1)	908	5,638
WONIK IPS Co. Ltd.	1,371	39,762
Wonik Materials Co. Ltd.	174	2,996
Wonik QnC Corp.	1,985	25,211
Woongjin Thinkbig Co. Ltd.	2,317	2,984
Woori Financial Group, Inc.	100,671	1,795,926
Woori Technology Investment Co. Ltd.(1)	6,780	52,147
Youngone Corp.	3,736	157,162
Youngone Holdings Co. Ltd.	1,095	103,942
Yuanta Securities Korea Co. Ltd.	8,160	20,233
Yuhan Corp.	2,263	184,326
Zinus, Inc.	380	4,581
		76,556,818
44

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Taiwan — 20.4%
Abico Avy Co. Ltd.	35,550	$46,720
Accton Technology Corp.	16,000	526,758
Acer Cyber Security, Inc.	3,000	18,063
Acer E-Enabling Service Business, Inc.	2,000	17,166
Acer, Inc.	62,000	59,625
ACES Electronic Co. Ltd.(1)	16,514	40,424
Acon Holding, Inc.(1)	69,000	22,539
Acter Group Corp. Ltd.	16,000	463,960
ADATA Technology Co. Ltd.	96,000	320,193
Advanced Analog Technology, Inc.	2,000	2,867
Advanced Ceramic X Corp.	4,000	16,996
Advanced International Multitech Co. Ltd.	22,000	42,740
Advanced Power Electronics Corp.	16,000	44,763
Advanced Wireless Semiconductor Co.(2)	27,000	98,608
Advancetek Enterprise Co. Ltd.	69,000	112,742
Advantech Co. Ltd.	6,708	74,958
AGV Products Corp.	14,000	5,052
AIC, Inc.	6,000	52,639
Airtac International Group	12,046	308,574
Alchip Technologies Ltd.(2)	4,000	523,491
Alcor Micro Corp.(1)	3,196	10,565
Alltek Technology Corp.	34,000	35,659
Alltop Technology Co. Ltd.	5,500	45,044
Alpha Networks, Inc.	26,773	25,098
Altek Corp.	29,654	48,469
Ambassador Hotel	11,000	15,685
Ampak Technology, Inc.	11,000	30,003
Ampire Co. Ltd.	2,000	1,699
AMPOC Far-East Co. Ltd.(1)	3,000	16,762
AmTRAN Technology Co. Ltd.	76,726	34,305
Anji Technology Co. Ltd.(1)	25,099	35,662
Anpec Electronics Corp.	11,000	63,893
Apacer Technology, Inc.	1,000	2,081
APAQ Technology Co. Ltd.	7,000	41,173
APCB, Inc.	2,000	953
Apex International Co. Ltd.(1)	15,990	13,980
Arcadyan Technology Corp.	27,000	208,274
Ardentec Corp.	128,000	309,325
Argosy Research, Inc.	10,155	57,076
ASE Technology Holding Co. Ltd., ADR	156,747	1,553,363
Asia Cement Corp.	189,000	228,474
Asia Optical Co., Inc.	41,000	219,490
Asia Polymer Corp.	74,353	29,207
Asia Tech Image, Inc.	10,000	29,019
Asia Vital Components Co. Ltd.	11,910	388,798
ASPEED Technology, Inc.	1,000	162,545
Asustek Computer, Inc.	26,000	534,880
Aten International Co. Ltd.	2,000	3,853
Audix Corp.	1,000	2,101
AUO Corp.(1)(2)	701,640	293,143
AURAS Technology Co. Ltd.	5,000	111,123
Avalue Technology, Inc.	8,000	30,078
Axiomtek Co. Ltd.	7,000	19,798
45

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Azurewave Technologies, Inc.	32,000	$104,432
Bafang Yunji International Co. Ltd.	10,000	62,356
Bank of Kaohsiung Co. Ltd.	74,389	28,303
Basso Industry Corp.	17,000	17,944
BES Engineering Corp.(1)	164,000	59,930
Bioteque Corp.	8,000	30,977
Bizlink Holding, Inc.	13,128	456,892
Bonny Worldwide Ltd.	5,000	28,719
Bora Pharmaceuticals Co. Ltd.	3,943	93,500
Brave C&H Supply Co. Ltd.	5,000	14,267
Brighton-Best International Taiwan, Inc.	31,000	34,730
Brillian Network & Automation Integrated System Co. Ltd.	6,000	56,250
C Sun Manufacturing Ltd.	354	2,335
Capital Futures Corp.	13,801	22,175
Capital Securities Corp.	272,000	193,302
Career Technology MFG. Co. Ltd.(1)	55,023	27,569
Catcher Technology Co. Ltd.	60,000	368,678
Cathay Financial Holding Co. Ltd.	1,014,893	2,032,309
Cayman Engley Industrial Co. Ltd.(1)	2,000	2,008
Celxpert Energy Corp.	18,000	22,968
Cenra, Inc.	14,500	16,164
Central Reinsurance Co. Ltd.	84,975	65,327
Century Iron & Steel Industrial Co. Ltd.	23,000	137,548
Chailease Holding Co. Ltd.	16,278	61,777
Chain Chon Industrial Co. Ltd.	41,000	13,441
ChainQui Construction Development Co. Ltd.(1)	2,200	998
Chaintech Technology Corp.	17,000	18,519
Champion Building Materials Co. Ltd.	22,500	7,253
Chang Hwa Commercial Bank Ltd.	863,984	541,585
Chang Wah Electromaterials, Inc.	78,000	110,370
Chang Wah Technology Co. Ltd.	62,000	68,274
Channel Well Technology Co. Ltd.(1)	24,000	73,509
Charoen Pokphand Enterprise	24,000	104,306
CHC Healthcare Group	9,000	14,426
CHC Resources Corp.	17,000	39,901
Chen Full International Co. Ltd.	4,000	5,736
Chenbro Micom Co. Ltd.	15,000	296,582
Cheng Loong Corp.	71,000	41,477
Cheng Mei Materials Technology Corp.(1)	93,789	43,052
Cheng Shin Rubber Industry Co. Ltd.	199,000	246,578
Cheng Uei Precision Industry Co. Ltd.	13,000	20,153
Chia Chang Co. Ltd.	5,000	5,885
Chia Hsin Cement Corp.	2,040	889
Chicony Electronics Co. Ltd.	63,000	283,034
Chicony Power Technology Co. Ltd.	8,000	27,329
Chien Kuo Construction Co. Ltd.	26,400	20,305
China Airlines Ltd.	602,000	415,770
China Bills Finance Corp.	46,000	24,956
China Electric Manufacturing Corp.	28,000	12,007
China General Plastics Corp.	26,805	10,265
China Man-Made Fiber Corp.(1)	82,000	17,739
China Metal Products	44,000	35,190
China Motor Corp.	29,000	54,888
46

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
China Petrochemical Development Corp.(1)	464,690	$108,393
China Steel Chemical Corp.	8,000	21,425
China Steel Corp.(2)	937,000	614,471
China Wire & Cable Co. Ltd.	22,000	28,141
Chinese Maritime Transport Ltd.	26,000	45,632
Ching Feng Home Fashions Co. Ltd.	1,025	688
Chin-Poon Industrial Co. Ltd.	58,000	76,755
Chipbond Technology Corp.	74,000	129,385
ChipMOS Technologies, Inc.	76,000	60,208
Chlitina Holding Ltd.	4,120	15,125
Chong Hong Construction Co. Ltd.(2)	37,000	91,270
Chroma ATE, Inc.	18,000	340,963
Chun Yuan Steel Industry Co. Ltd.	122,000	82,998
Chung Hwa Pulp Corp.(1)	19,000	7,525
Chung-Hsin Electric & Machinery Manufacturing Corp.	95,000	530,207
Chunghwa Telecom Co. Ltd., ADR	19,679	856,233
Cleanaway Co. Ltd.	11,000	71,509
Clevo Co.	73,000	99,850
CMC Magnetics Corp.	163,280	47,745
Compal Electronics, Inc.	929,000	835,612
Compeq Manufacturing Co. Ltd.	217,000	571,707
Compucase Enterprise	25,000	90,146
Concord International Securities Co. Ltd.	65,135	30,287
Concord Securities Co. Ltd.	140,721	56,062
Continental Holdings Corp.	56,000	42,596
Contrel Technology Co. Ltd.	4,000	5,751
Coremax Corp.	8,731	15,880
Coretronic Corp.	17,000	67,863
Creative Sensor, Inc.	6,000	11,798
Cryomax Cooling System Corp.	1,578	1,680
CTBC Financial Holding Co. Ltd.	990,000	1,327,906
CviLux Corp.	14,000	25,674
CyberPower Systems, Inc.	12,000	87,269
DA CIN Construction Co. Ltd.	20,000	38,797
Darfon Electronics Corp.	36,000	42,502
Darwin Precisions Corp.	23,000	8,414
Daxin Materials Corp.	2,000	24,805
De Licacy Industrial Co. Ltd.	34,452	12,361
Delta Electronics, Inc.	55,000	1,267,076
Depo Auto Parts Ind Co. Ltd.	20,000	93,839
DFI, Inc.	10,000	25,570
Dimerco Express Corp.	13,102	33,857
DingZing Advanced Materials, Inc.	4,000	14,401
D-Link Corp.	42,000	24,793
DONPON PRECISION, Inc.(1)	7,000	8,329
Dyaco International, Inc.	1,050	725
Dynamic Holding Co. Ltd.	63,274	234,815
Dynapack International Technology Corp.	18,000	212,229
E Ink Holdings, Inc.	24,000	204,780
E.Sun Financial Holding Co. Ltd.	838,544	915,184
Eastech Holding Ltd.	12,000	43,765
Eastern Media International Corp.	8,815	5,163
Eclat Textile Co. Ltd.	16,000	208,549
47

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
ECOVE Environment Corp.	3,000	$28,193
Edimax Technology Co. Ltd.(1)	43,000	30,906
Edom Technology Co. Ltd.(1)	5,000	6,217
Elan Microelectronics Corp.	49,000	190,416
E-Lead Electronic Co. Ltd.	8,000	13,676
Elite Advanced Laser Corp.	8,000	52,429
Elite Material Co. Ltd.	11,000	435,400
Elitegroup Computer Systems Co. Ltd.	35,000	22,095
eMemory Technology, Inc.	4,000	268,112
Emerging Display Technologies Corp.	25,000	17,747
Ennostar, Inc.(1)	124,325	157,448
EOI Investment Holdings Co. Ltd.	2,000	1,286
Eson Precision Ind Co. Ltd.	36,000	92,922
Eternal Materials Co. Ltd.	128,100	182,838
Eva Airways Corp.	489,000	619,294
Evergreen International Storage & Transport Corp.	122,000	135,878
Evergreen Marine Corp. Taiwan Ltd.	171,800	1,038,331
EVERGREEN Steel Corp.	23,000	67,068
Everlight Chemical Industrial Corp.	65,000	39,106
Everlight Electronics Co. Ltd.	25,000	55,622
Excelsior Medical Co. Ltd.	22,711	64,691
Far Eastern Department Stores Ltd.	148,000	100,704
Far Eastern International Bank(1)	439,258	193,504
Far Eastern New Century Corp.	585,000	527,080
Far EasTone Telecommunications Co. Ltd.	158,674	436,050
Faraday Technology Corp.	14,540	74,367
Farglory Land Development Co. Ltd.	27,000	54,177
Feedback Technology Corp.	1,240	4,757
Feng Hsin Steel Co. Ltd.	54,000	117,807
Feng TAY Enterprise Co. Ltd.	43,344	165,843
Firich Enterprises Co. Ltd.	9,918	8,402
First Financial Holding Co. Ltd.	785,875	727,161
First Insurance Co. Ltd.	50,000	42,910
First Steamship Co. Ltd.(1)	79,350	15,461
FIT Holding Co. Ltd.	6,000	7,041
Fitipower Integrated Technology, Inc.	10,693	61,776
Fittech Co. Ltd.(1)	253	511
FLEXium Interconnect, Inc.(1)	48,000	106,342
Flytech Technology Co. Ltd.	10,000	36,112
FocalTech Systems Co. Ltd.(1)	30,000	67,037
Forcecon Tech Co. Ltd.(1)	5,000	20,960
Forest Water Environment Engineering Co. Ltd.	16,512	19,898
Formosa Advanced Technologies Co. Ltd.	5,000	4,241
Formosa Chemicals & Fibre Corp.	110,000	107,824
Formosa International Hotels Corp.	7,000	43,909
Formosa Laboratories, Inc.	12,000	26,336
Formosa Petrochemical Corp.	10,000	13,088
Formosa Plastics Corp.	106,000	134,610
Formosa Sumco Technology Corp.	10,000	27,276
Formosa Taffeta Co. Ltd.	87,000	44,684
Formosan Rubber Group, Inc.	11,700	9,225
Formosan Union Chemical Corp.	54,000	29,852
Fortune Electric Co. Ltd.	13,200	276,535
48

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Founding Construction & Development Co. Ltd.	26,000	$13,598
Foxconn Technology Co. Ltd.	111,000	255,840
Foxsemicon Integrated Technology, Inc.	7,000	65,833
Franbo Lines Corp.	12,966	8,712
Froch Enterprise Co. Ltd.	33,000	15,194
FSP Technology, Inc.	13,000	24,047
Fu Hua Innovation Co. Ltd.	148,319	101,578
Fubon Financial Holding Co. Ltd.	822,120	2,246,229
Fulgent Sun International Holding Co. Ltd.	9,437	32,724
Full Wang International Development Co. Ltd.	1,552	1,007
Fusheng Precision Co. Ltd.	19,000	164,400
Galaxy Software Services Corp.	5,250	25,123
GEM Services, Inc.	16,000	39,979
Gemtek Technology Corp.	82,000	67,188
General Interface Solution GIS Holding Ltd.(1)	40,000	81,942
Genesys Logic, Inc.	3,000	12,694
Genius Electronic Optical Co. Ltd.	23,000	340,040
GeoVision, Inc.	11,570	19,776
Getac Holdings Corp.	43,000	214,393
Giant Manufacturing Co. Ltd.	48,217	165,020
Giantplus Technology Co. Ltd.	41,000	18,109
Gigabyte Technology Co. Ltd.	22,000	197,811
Global Brands Manufacture Ltd.	85,677	400,171
Global Lighting Technologies, Inc.	5,000	6,891
Global Mixed Mode Technology, Inc.	6,000	45,467
Global PMX Co. Ltd.	13,000	71,138
Global Unichip Corp.	4,000	172,505
Globalwafers Co. Ltd.(2)	38,000	459,642
Globe Union Industrial Corp.	53,000	17,456
Gloria Material Technology Corp.	89,000	111,062
Gold Circuit Electronics Ltd.	42,100	689,961
Golden Long Teng Development Co. Ltd.	19,000	17,146
Goldsun Building Materials Co. Ltd.	75,990	92,419
Gordon Auto Body Parts	33,000	31,331
Gourmet Master Co. Ltd.	33,000	87,990
Grand Fortune Securities Co. Ltd.	54,269	20,280
Grand Pacific Petrochemical(1)(2)	134,857	43,196
Grand Process Technology Corp.	1,000	48,959
Grape King Bio Ltd.	17,000	71,577
Great Tree Pharmacy Co. Ltd.	5,290	24,159
Great Wall Enterprise Co. Ltd.	74,304	128,860
Greatek Electronics, Inc.	81,000	158,032
GTM Holdings Corp.	2,000	1,966
Hai Kwang Enterprise Corp.(1)(2)	48,552	23,942
Hannstar Board Corp.	81,076	236,551
HannStar Display Corp.(1)	252,000	62,224
HannsTouch Holdings Co.(1)	113,000	24,258
Hanpin Electron Co. Ltd.	15,000	24,352
Harmony Electronics Corp.	5,000	4,146
Heran Co. Ltd.(1)	2,000	4,836
Highwealth Construction Corp.	89,964	122,693
Hi-Lai Foods Co. Ltd.	4,000	21,166
HIM International Music, Inc.	8,000	26,387
49

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Hiroca Holdings Ltd.	4,000	$2,892
Hitron Technology, Inc.(1)	11,000	8,460
Hiwin Technologies Corp.	18,675	129,408
Ho Tung Chemical Corp.	146,000	37,534
Hocheng Corp.	66,140	47,370
Holy Stone Enterprise Co. Ltd.	38,500	107,322
Hon Hai Precision Industry Co. Ltd.	902,000	5,954,958
Hong Ho Precision Textile Co. Ltd.	21,000	13,837
Hong Pu Real Estate Development Co. Ltd.	40,000	35,989
Hong TAI Electric Industrial	19,000	23,412
Horizon Securities Co. Ltd.	19,080	6,882
Hota Industrial Manufacturing Co. Ltd.	2,147	4,795
Hotai Finance Co. Ltd.	21,780	49,139
Hotai Motor Co. Ltd.	29,180	523,356
Hsin Ba Ba Corp.	10,207	23,827
Hsing TA Cement Co.	2,000	1,028
HTC Corp.(1)	34,000	77,842
Hu Lane Associate, Inc.	5,150	25,280
Hua Nan Financial Holdings Co. Ltd.(2)	659,819	600,971
Huang Hsiang Construction Corp.	15,777	20,824
Hung Ching Development & Construction Co. Ltd.	2,000	1,556
Hung Sheng Construction Ltd.	82,920	58,093
Hwang Chang General Contractor Co. Ltd.(2)	26,084	71,620
IBF Financial Holdings Co. Ltd.	250,710	126,790
Ichia Technologies, Inc.	17,000	33,735
IEI Integration Corp.	5,000	11,449
IKKA Holdings Cayman Ltd.	7,334	23,733
In Win Development, Inc.	6,000	17,932
Infortrend Technology, Inc.	23,000	16,101
Innolux Corp.(2)	1,490,524	680,587
Inpaq Technology Co. Ltd.	6,853	15,265
Integrated Service Technology, Inc.	14,000	60,001
Interactive Digital Technologies, Inc.	8,000	19,281
International CSRC Investment Holdings Co.(1)	89,000	32,200
International Games System Co. Ltd.	17,000	423,750
Inventec Corp.	79,000	105,664
Iron Force Industrial Co. Ltd.	8,296	33,638
I-Sheng Electric Wire & Cable Co. Ltd.	1,000	1,525
ITE Technology, Inc.	18,000	78,469
ITEQ Corp.	63,000	279,794
Jarllytec Co. Ltd.(1)(2)	7,000	28,462
Jean Co. Ltd.	24,538	22,460
Jentech Precision Industrial Co. Ltd.	2,000	135,518
Jih Lin Technology Co. Ltd.	2,000	3,081
Jinan Acetate Chemical Co. Ltd.(2)	134,170	318,269
Johnson Health Tech Co. Ltd.	18,000	84,281
Joinsoon Electronics Manufacturing Co. Ltd.	1,549	764
JPC connectivity, Inc.	9,000	52,288
K Laser Technology, Inc.	2,000	1,108
Kaimei Electronic Corp.	28,400	54,892
Kedge Construction Co. Ltd.	14,840	38,092
KEE TAI Properties Co. Ltd.	42,630	16,081
Kenda Rubber Industrial Co. Ltd.	37,892	25,459
50

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Kenturn Nano Tec Co. Ltd.	7,000	$10,496
Kerry TJ Logistics Co. Ltd.	23,000	25,722
Keystone Microtech Corp.	5,000	73,152
KGI Financial Holding Co. Ltd.	683,527	339,392
KGI Financial Holding Co. Ltd., Preference Shares	80,081	20,340
KHGEARS International Ltd.	1,000	6,305
Kindom Development Co. Ltd.	98,340	113,055
King Polytechnic Engineering Co. Ltd.	23,793	36,465
King Slide Works Co. Ltd.(2)	2,000	196,051
King Yuan Electronics Co. Ltd.(2)	196,000	991,733
King's Town Bank Co. Ltd.(1)	81,000	146,289
Kinik Co.	10,000	112,758
Kinpo Electronics	230,000	140,805
Kinsus Interconnect Technology Corp.	53,000	195,047
KMC Kuei Meng International, Inc.	2,000	6,068
KNH Enterprise Co. Ltd.	4,000	2,218
KS Terminals, Inc.	3,000	5,117
Kuang Hong Arts Management, Inc.	6,000	33,503
Kung Long Batteries Industrial Co. Ltd.	11,000	46,840
Kung Sing Engineering Corp.(1)	71,400	32,875
Kuo Toong International Co. Ltd.	9,000	16,303
Kuo Yang Construction Co. Ltd.(1)	25,000	15,332
L&K Engineering Co. Ltd.(2)	39,918	456,819
Lanner Electronics, Inc.(1)	18,180	52,061
Largan Precision Co. Ltd.	3,000	234,539
Lealea Enterprise Co. Ltd.(1)	23,920	5,278
Lelon Electronics Corp.	12,000	34,425
Lemtech Holdings Co. Ltd.	9,450	24,285
Li Peng Enterprise Co. Ltd.(1)	126,000	23,613
Lien Hwa Industrial Holdings Corp.	1,623	2,627
Life Travel & Tourist Service Co. Ltd.(1)	7,000	25,829
Lingsen Precision Industries Ltd.(1)	32,000	19,313
Lintes Technology Co. Ltd.	4,000	14,749
Lion Travel Service Co. Ltd.	19,000	98,876
Lite-On Technology Corp.	136,000	575,341
Liton Technology Corp.	14,000	18,708
Long Bon International Co. Ltd.(1)	101,000	50,256
Long Da Construction & Development Corp.	2,000	1,812
Longchen Paper & Packaging Co. Ltd.(1)	70,591	23,014
Lotes Co. Ltd.	6,142	288,754
Lotus Pharmaceutical Co. Ltd.	8,000	50,443
Loyalty Founder Enterprise Co. Ltd.	14,000	17,283
Lucky Cement Corp.	9,000	4,510
Lung Yen Life Service Corp.(1)	23,000	40,548
Macauto Industrial Co. Ltd.	2,000	4,080
Macroblock, Inc.	3,000	6,639
Macronix International Co. Ltd.(1)	75,000	49,065
Makalot Industrial Co. Ltd.	13,320	116,495
Marketech International Corp.	13,000	111,487
Materials Analysis Technology, Inc.	8,414	53,428
MediaTek, Inc.	31,000	1,377,516
Mega Financial Holding Co. Ltd.	615,247	804,408
Meiloon Industrial Co.	25,600	22,353
51

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Mercuries & Associates Holding Ltd.(1)	70,504	$28,868
Mercuries Life Insurance Co. Ltd.(1)	547,870	99,423
Merida Industry Co. Ltd.	34,000	125,459
Micro-Star International Co. Ltd.	19,000	83,461
Mildef Crete, Inc.	9,000	34,376
MIN AIK Technology Co. Ltd.	36,000	24,398
Mitac Holdings Corp.(2)	99,924	314,993
Mobiletron Electronics Co. Ltd.(1)	1,000	976
momo.com, Inc.	8,191	67,525
MOSA Industrial Corp.(1)	41,834	25,634
Motech Industries, Inc.	45,000	26,146
MPI Corp.	1,000	44,954
MSSCORPS Co. Ltd.	6,480	36,582
My Humble House Hospitality Management Consulting	13,000	15,654
Nak Sealing Technologies Corp.	6,000	21,558
Namchow Holdings Co. Ltd.	27,000	34,932
Nan Ren Lake Leisure Amusement Co. Ltd.(1)	2,000	717
Nan Ya Plastics Corp.	160,000	225,213
Nan Ya Printed Circuit Board Corp.	19,000	135,238
Nantex Industry Co. Ltd.	29,000	23,785
Nanya Technology Corp.(1)(2)	77,000	117,554
Netronix, Inc.	18,000	71,626
Nexcom International Co. Ltd.	19,000	63,554
Nidec Chaun-Choung Technology Corp.	3,000	14,237
Nien Made Enterprise Co. Ltd.	14,000	197,071
Niko Semiconductor Co. Ltd.	5,876	8,328
Nishoku Technology, Inc.	2,000	7,532
Nova Technology Corp.	2,000	14,463
Novatek Microelectronics Corp.	38,000	538,553
O-Bank Co. Ltd.	149,000	43,792
Ocean Plastics Co. Ltd.	9,000	10,588
Optimax Technology Corp.	16,000	12,143
Orient Semiconductor Electronics Ltd.	67,000	96,790
Oriental Union Chemical Corp.(1)	36,000	14,395
O-TA Precision Industry Co. Ltd.	10,000	20,043
Pacific Construction Co.	57,000	18,394
Pacific Hospital Supply Co. Ltd.	3,000	8,872
PADAUK Technology Co. Ltd.	2,662	3,813
Paiho Shih Holdings Corp.	48,300	32,705
Pan Jit International, Inc.	46,000	96,200
Pan-International Industrial Corp.	31,000	59,157
Parade Technologies Ltd.	1,000	25,347
PCL Technologies, Inc.	8,000	31,098
Pegatron Corp.	263,000	601,596
Pegavision Corp.	7,171	74,487
PharmaEssentia Corp.	4,000	64,692
Phison Electronics Corp.	3,000	47,551
Phoenix Silicon International Corp.	8,449	44,136
Phoenix Tours International, Inc.	11,550	21,034
Pixart Imaging, Inc.	17,000	108,793
Planet Technology Corp.	5,000	23,481
Podak Co. Ltd.	10,500	13,357
Posiflex Technology, Inc.	1,000	8,926
52

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Pou Chen Corp.	230,000	$216,223
Power Wind Health Industry, Inc.	1,050	5,809
Powerchip Semiconductor Manufacturing Corp.(1)	158,000	81,646
Powertech Technology, Inc.	160,000	617,412
Poya International Co. Ltd.	7,191	109,740
President Chain Store Corp.	43,000	357,271
President Securities Corp.	211,696	143,979
Primax Electronics Ltd.	121,000	327,212
Prince Housing & Development Corp.	180,000	53,930
Promate Electronic Co. Ltd.	43,199	72,602
Prosperity Dielectrics Co. Ltd.	21,000	28,141
Qisda Corp.	59,000	60,971
Qualipoly Chemical Corp.	2,000	9,302
Quang Viet Enterprise Co. Ltd.	1,000	2,306
Quanta Computer, Inc.	84,000	715,293
Quanta Storage, Inc.	22,000	88,548
Radiant Opto-Electronics Corp.	29,000	135,567
Radium Life Tech Co. Ltd.(1)	128,601	46,535
Raydium Semiconductor Corp.	17,000	164,391
Realtek Semiconductor Corp.	38,000	660,214
Rechi Precision Co. Ltd.	62,000	49,195
Rexon Industrial Corp. Ltd.	24,000	24,639
Rich Development Co. Ltd.	165,430	46,699
RiTdisplay Corp.(1)	4,738	6,455
Ritek Corp.(1)	16,000	5,687
Roo Hsing Co. Ltd.(1)	790	273
Ruentex Development Co. Ltd.	220,880	217,187
Ruentex Engineering & Construction Co.	18,806	93,431
Ruentex Industries Ltd.	108,235	191,103
Ruentex Materials Co. Ltd.	1,000	841
Sampo Corp.	9,000	7,263
San Fang Chemical Industry Co. Ltd.	52,000	52,967
San Far Property Ltd.	2,316	1,412
San Shing Fastech Corp.	3,000	5,096
Sanyang Motor Co. Ltd.	62,000	131,713
Scientech Corp.	2,000	25,196
SDI Corp.	4,000	11,546
Senao Networks, Inc.	3,000	16,824
Sensortek Technology Corp.	1,000	6,135
Sercomm Corp.	47,000	161,236
Sesoda Corp.	55,000	56,929
Shanghai Commercial & Savings Bank Ltd.	294,001	393,480
Shan-Loong Transportation Co. Ltd.	2,000	938
Sheng Yu Steel Co. Ltd.	2,000	1,490
Shih Her Technologies, Inc.	4,000	22,921
Shih Wei Navigation Co. Ltd.(1)	16,457	9,495
Shin Foong Specialty & Applied Materials Co. Ltd.	3,000	3,210
Shin Zu Shing Co. Ltd.	19,829	169,680
Shining Building Business Co. Ltd.(1)	22,000	6,637
Shinkong Insurance Co. Ltd.	35,000	123,331
Shinkong Synthetic Fibers Corp.	163,000	79,050
Shiny Chemical Industrial Co. Ltd.	21,332	97,587
Shuttle, Inc.	27,000	16,847
53

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Sigurd Microelectronics Corp.	132,000	$363,178
Silergy Corp.	4,000	39,986
Silicon Integrated Systems Corp.	9,174	16,687
Simplo Technology Co. Ltd.	43,000	553,173
Sinbon Electronics Co. Ltd.	16,000	121,126
Sincere Navigation Corp.	55,000	41,039
Singatron Enterprise Co. Ltd.	8,000	7,179
Sino-American Silicon Products, Inc.	24,000	80,657
Sinon Corp.	70,000	96,685
SinoPac Financial Holdings Co. Ltd.	867,080	661,707
Sinopower Semiconductor, Inc.	6,000	18,399
Sinyi Realty, Inc.	6,000	4,722
Sirtec International Co. Ltd.	1,000	839
Sitronix Technology Corp.	3,000	20,504
Siward Crystal Technology Co. Ltd.	26,000	18,560
Solteam, Inc.	5,332	9,658
Sonix Technology Co. Ltd.	12,000	14,314
Speed Tech Corp.	40,000	56,487
Sporton International, Inc.	7,402	42,570
Sports Gear Co. Ltd.	5,000	16,995
St. Shine Optical Co. Ltd.	8,000	38,009
Standard Foods Corp.	20,000	19,690
Stark Technology, Inc.	13,000	73,341
Sunjuice Holdings Co. Ltd.	1,000	3,890
Sunny Friend Environmental Technology Co. Ltd.	2,248	5,468
Sunonwealth Electric Machine Industry Co. Ltd.	26,000	115,007
Sunplus Innovation Technology, Inc.	5,133	22,534
Sunrex Technology Corp.	24,000	32,747
Sunspring Metal Corp.	39,000	29,386
Superalloy Industrial Co. Ltd.	14,000	22,505
Swancor Holding Co. Ltd.	8,000	37,472
Sweeten Real Estate Development Co. Ltd.	2,595	2,465
Symtek Automation Asia Co. Ltd.	8,643	58,072
Syncmold Enterprise Corp.	9,000	20,794
Synnex Technology International Corp.	110,000	235,976
Syscom Computer Engineering Co.	17,000	33,938
Systex Corp.	4,000	15,330
T3EX Global Holdings Corp.	3,121	7,264
TA Chen Stainless Pipe	206,490	262,172
Ta Ya Electric Wire & Cable	78,155	108,029
Tah Hsin Industrial Corp.	2,145	4,659
TA-I Technology Co. Ltd.	19,000	26,885
Tai Tung Communication Co. Ltd.(2)	47,000	36,353
Taichung Commercial Bank Co. Ltd.	630,716	438,633
TaiDoc Technology Corp.	9,000	41,747
Taiflex Scientific Co. Ltd.	23,103	42,742
Taimide Tech, Inc.	22,000	52,831
Tainan Spinning Co. Ltd.	160,000	71,002
Tai-Saw Technology Co. Ltd.	20,000	12,476
Taisun Enterprise Co. Ltd.	2,000	1,217
Taita Chemical Co. Ltd.	9,343	3,517
TAI-TECH Advanced Electronics Co. Ltd.	7,000	28,225
Taiwan Business Bank	1,346,990	663,447
54

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Taiwan Cooperative Financial Holding Co. Ltd.	543,586	$420,754
Taiwan FamilyMart Co. Ltd.	1,000	6,325
Taiwan Fertilizer Co. Ltd.(1)	72,000	125,344
Taiwan Fire & Marine Insurance Co. Ltd.	22,000	23,812
Taiwan FU Hsing Industrial Co. Ltd.	33,000	47,682
Taiwan Glass Industry Corp.(1)	103,000	118,348
Taiwan High Speed Rail Corp.	298,000	268,672
Taiwan Hon Chuan Enterprise Co. Ltd.	36,067	162,955
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	35,000	39,410
Taiwan Land Development Corp.(1)	21,000	7
Taiwan Mobile Co. Ltd.	51,000	177,411
Taiwan Navigation Co. Ltd.	37,000	33,497
Taiwan Paiho Ltd.	73,000	127,642
Taiwan PCB Techvest Co. Ltd.	38,000	45,265
Taiwan Sakura Corp.	17,000	48,149
Taiwan Secom Co. Ltd.	37,000	135,136
Taiwan Semiconductor Co. Ltd.	15,000	25,050
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	187,655	43,323,910
Taiwan Shin Kong Security Co. Ltd.	1,010	1,347
Taiwan Styrene Monomer(1)	2,000	593
Taiwan Surface Mounting Technology Corp.	24,000	83,876
Taiwan Takisawa Technology Co. Ltd.	10,000	12,930
Taiwan TEA Corp.(1)	29,000	13,800
Taiyen Biotech Co. Ltd.	6,000	6,309
Tatung Co. Ltd.	108,300	140,157
Tatung System Technologies, Inc.(1)	13,000	30,381
TBI Motion Technology Co. Ltd.(1)	22,000	33,225
TCC Group Holdings Co. Ltd.	627,858	459,885
Te Chang Construction Co. Ltd.	1,000	1,985
Team Group, Inc.(1)	5,000	12,140
Teco Electric & Machinery Co. Ltd.	69,000	153,002
Teco Image Systems Co. Ltd.	19,000	13,139
Tera Autotech Corp.(1)	1,081	964
Test Research, Inc.	32,000	223,465
Test Rite International Co. Ltd.	2,000	1,307
Tex-Ray Industrial Co. Ltd.(1)	12,000	2,921
Thinking Electronic Industrial Co. Ltd.	9,000	44,338
Thye Ming Industrial Co. Ltd.(1)	25,800	47,466
Ton Yi Industrial Corp.	112,000	67,031
Tong Hsing Electronic Industries Ltd.	19,890	72,950
Tong Yang Industry Co. Ltd.	73,000	241,187
Top Union Electronics Corp.	11,733	11,841
Topco Scientific Co. Ltd.	31,000	294,489
Topkey Corp.	16,000	99,009
Topoint Technology Co. Ltd.	28,000	82,305
TPK Holding Co. Ltd.	41,000	54,092
Tripod Technology Corp.	89,000	930,717
Trusval Technology Co. Ltd.	4,299	42,074
TS Financial Holding Co. Ltd.	2,887,706	1,530,978
TS Financial Holding Co. Ltd., Preference Shares(1)	284,013	84,546
Tsann Kuen Enterprise Co. Ltd.	8,419	6,770
TSEC Corp.(1)	81,000	40,812
TSRC Corp.	103,000	57,463
55

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Ttet Union Corp.	2,000	$9,742
TTFB Co. Ltd.	3,633	22,838
TTY Biopharm Co. Ltd.	17,000	42,652
Tung Ho Steel Enterprise Corp.(2)	97,770	202,744
Tung Thih Electronic Co. Ltd.	16,536	36,399
TXC Corp.	50,000	143,655
TYC Brother Industrial Co. Ltd.	44,000	59,173
Tyntek Corp.	14,000	8,692
UDE Corp.	27,000	95,893
U-Ming Marine Transport Corp.	63,000	115,603
Unimicron Technology Corp.	56,000	261,342
Union Bank of Taiwan	260,149	140,961
Union Insurance Co. Ltd.	16,100	13,710
Uni-President Enterprises Corp.	347,000	876,016
Unitech Printed Circuit Board Corp.	91,497	91,360
United Integrated Services Co. Ltd.	4,000	160,008
United Microelectronics Corp.(2)	867,000	1,140,696
United Renewable Energy Co. Ltd.(1)	76,285	15,878
Univacco Technology, Inc.	18,000	28,407
Universal Cement Corp.	73,759	71,128
Universal Vision Biotechnology Co. Ltd.	3,339	19,769
UPC Technology Corp.(1)	63,000	20,859
Userjoy Technology Co. Ltd.	4,851	12,922
USI Corp.	105,000	35,627
Utechzone Co. Ltd.	10,000	33,195
UVAT Technology Co. Ltd.	8,000	18,596
Vanguard International Semiconductor Corp.(2)	225,733	670,219
Ventec International Group Co. Ltd.	10,000	35,611
Visual Photonics Epitaxy Co. Ltd.	9,000	45,621
Voltronic Power Technology Corp.	4,000	128,528
Wafer Works Corp.(1)	74,139	57,889
Wah Hong Industrial Corp.	16,000	22,133
Wah Lee Industrial Corp.	12,100	39,222
Walsin Lihwa Corp.	213,461	158,126
Walsin Technology Corp.	39,000	104,321
Walton Advanced Engineering, Inc.	49,000	22,077
Wan Hai Lines Ltd.(2)	141,785	382,801
WEI Chih Steel Industrial Co. Ltd.	13,000	7,666
Wei Chuan Foods Corp.	9,000	4,587
Weikeng Industrial Co. Ltd.	36,000	33,018
Well Shin Technology Co. Ltd.	18,000	32,152
Wholetech System Hitech Ltd.	13,000	59,629
Win Semiconductors Corp.	26,000	78,136
Winbond Electronics Corp.(1)	257,428	164,444
Winmate, Inc.(2)	6,000	37,646
Winstek Semiconductor Co. Ltd.	9,000	29,901
Wisdom Marine Lines Co. Ltd.	82,047	161,988
Wistron Corp.	158,000	579,495
WITS Corp.	2,000	7,264
Wiwynn Corp.	4,000	383,911
WNC Corp.	78,000	322,068
Wowprime Corp.	21,293	152,659
WPG Holdings Ltd.	78,000	170,048
56

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
WT Microelectronics Co. Ltd.	59,058	$236,172
WUS Printed Circuit Co. Ltd.	27,800	102,828
XAVi Technologies Corp.	8,000	20,132
XinTec, Inc.	6,000	26,642
Xxentria Technology Materials Corp.	9,810	13,189
Yageo Corp.	59,320	268,619
Yang Ming Marine Transport Corp.(2)	287,000	539,611
Yankey Engineering Co. Ltd.	5,396	86,337
YC INOX Co. Ltd.(1)	49,668	33,396
YCC Parts Manufacturing Co. Ltd.(1)	1,000	1,544
Yea Shin International Development Co. Ltd.	6,646	5,432
Yem Chio Co. Ltd.(1)	13,771	7,100
Yen Sun Technology Corp.	14,000	21,175
Yeong Guan Energy Technology Group Co. Ltd.(1)	13,371	9,696
YFY, Inc.	82,000	66,850
Yi Jinn Industrial Co. Ltd.	7,350	4,045
Yieh Phui Enterprise Co. Ltd.(1)	177,228	87,064
Yonyu Plastics Co. Ltd.	1,000	644
Young Fast Optoelectronics Co. Ltd.	20,000	36,149
Youngtek Electronics Corp.	22,000	42,457
Yuanta Financial Holding Co. Ltd.	556,583	589,180
Yuanta Futures Co. Ltd.	11,910	33,600
Yulon Finance Corp.(1)	32,244	111,432
Yulon Motor Co. Ltd.	66,784	71,655
Zeng Hsing Industrial Co. Ltd.	2,148	6,757
Zenitron Corp.	24,000	24,388
Zhen Ding Technology Holding Ltd.(2)	152,000	969,841
Zig Sheng Industrial Co. Ltd.(1)	22,000	6,544
Zinwell Corp.(1)	18,000	7,799
Zippy Technology Corp.(2)	22,000	40,265
Zyxel Group Corp.	17,947	19,817
		131,501,001
Thailand — 1.5%
AAPICO Hitech PCL, NVDR	31,090	13,837
Advanced Info Service PCL, NVDR	78,400	712,919
Advanced Information Technology PCL, NVDR	17,900	2,696
AEON Thana Sinsap Thailand PCL, NVDR	9,800	33,126
Airports of Thailand PCL, NVDR	191,000	212,680
Amata Corp. PCL, NVDR	128,300	62,601
AP Thailand PCL, NVDR	293,500	66,678
Asia Aviation PCL, NVDR(1)	902,600	34,302
Asia Plus Group Holdings PCL, NVDR	240,200	18,549
Asia Sermkij Leasing PCL, NVDR	2,400	541
Asian Sea Corp. PCL, NVDR	9,900	2,185
Asset World Corp. PCL, NVDR	171,600	11,784
B Grimm Power PCL, NVDR	40,900	16,069
Bangchak Corp. PCL, NVDR	155,500	154,948
Bangkok Airways PCL, NVDR	120,000	50,117
Bangkok Aviation Fuel Services PCL, NVDR	1,000	261
Bangkok Bank PCL, NVDR	9,600	46,107
Bangkok Chain Hospital PCL, NVDR	154,200	61,881
Bangkok Dusit Medical Services PCL, NVDR	398,100	254,488
Bangkok Expressway & Metro PCL, NVDR	764,000	125,163
57

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Bangkok Land PCL, NVDR	666,800	$10,072
Bangkok Life Assurance PCL, NVDR	79,500	42,961
Banpu PCL, NVDR	1,140,366	167,722
Banpu Power PCL, NVDR	35,200	9,291
BEC World PCL, NVDR	74,300	4,814
Berli Jucker PCL, NVDR	15,100	8,032
BG Container Glass PCL, NVDR	20,000	2,961
BTS Group Holdings PCL, NVDR(1)	410,900	40,150
Bumrungrad Hospital PCL, NVDR	37,700	207,042
Cal-Comp Electronics Thailand PCL, NVDR	129,096	23,118
Carabao Group PCL, NVDR	37,100	58,697
Central Pattana PCL, NVDR	119,900	190,949
Central Plaza Hotel PCL, NVDR	71,800	63,793
Central Retail Corp. PCL, NVDR	183,341	120,713
CH Karnchang PCL, NVDR	247,100	110,600
Charoen Pokphand Foods PCL, NVDR	333,200	225,426
Chularat Hospital PCL, NVDR	762,900	37,202
CK Power PCL, NVDR	141,800	12,084
Com7 PCL, NVDR	199,100	156,994
CP ALL PCL, NVDR	138,800	188,819
CP Axtra PCL, NVDR	29,863	16,532
Delta Electronics Thailand PCL, NVDR	115,800	535,999
Dhipaya Group Holdings PCL, NVDR	5,900	3,680
Diamond Building Products PCL, NVDR	5,000	849
Dohome PCL, NVDR	5,293	592
Dynasty Ceramic PCL, NVDR	269,300	11,641
Eastern Polymer Group PCL, NVDR	42,400	3,923
Eastern Water Resources Development & Management PCL, NVDR	2,900	202
Electricity Generating PCL, NVDR	34,400	125,437
Energy Absolute PCL, NVDR(1)	325,700	25,371
Erawan Group PCL, NVDR	480,760	35,647
GFPT PCL, NVDR	87,200	26,232
Global Power Synergy PCL, NVDR	23,400	30,457
Gulf Development PCL, NVDR(1)	146,445	212,454
Gunkul Engineering PCL, NVDR	800,100	44,518
Haad Thip PCL, NVDR	2,800	1,305
Home Product Center PCL, NVDR	518,100	113,659
Ichitan Group PCL, NVDR	112,900	39,748
Indorama Ventures PCL, NVDR	77,100	51,597
Interlink Communication PCL, NVDR	21,100	3,167
IRPC PCL, NVDR	722,000	22,955
Italian-Thai Development PCL, NVDR(1)	149,800	1,110
Kasikornbank PCL, NVDR	46,000	239,274
KCE Electronics PCL, NVDR	141,600	111,565
KGI Securities Thailand PCL, NVDR	97,400	11,659
Khon Kaen Sugar Industry PCL, NVDR	55,500	2,380
Kiatnakin Phatra Bank PCL, NVDR	41,800	76,753
Krung Thai Bank PCL, NVDR	328,900	250,132
Krungthai Card PCL, NVDR	88,700	74,791
Land & Houses PCL, NVDR	776,400	93,489
LPN Development PCL, NVDR	37,300	1,981
Major Cineplex Group PCL, NVDR	139,000	33,250
MBK PCL, NVDR	86,252	45,808
58

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
MC Group PCL, NVDR	79,500	$25,803
MCS Steel PCL, NVDR	9,400	2,426
Mega Lifesciences PCL, NVDR	61,600	53,184
Minor International PCL, NVDR	318,366	230,282
MK Restaurants Group PCL, NVDR	26,500	17,661
Muangthai Capital PCL, NVDR	94,400	108,720
Noble Development PCL, Class C, NVDR	40,800	2,594
Osotspa PCL, NVDR	92,900	47,138
Plan B Media PCL, NVDR	261,604	35,504
Polyplex Thailand PCL, NVDR	13,000	3,809
Precious Shipping PCL, NVDR	121,600	23,794
Premier Marketing PCL, NVDR	3,900	1,421
PRG Corp. PCL, NVDR	8,530	2,033
Prima Marine PCL, NVDR	238,400	46,739
Pruksa Holding PCL, NVDR	61,600	7,802
PTG Energy PCL, NVDR	241,000	57,658
PTT Exploration & Production PCL, NVDR	85,000	293,943
PTT Global Chemical PCL, NVDR	349,300	283,313
PTT Oil & Retail Business PCL, NVDR	199,100	81,893
PTT PCL, NVDR	642,000	614,707
Quality Houses PCL, NVDR	618,800	25,977
R&B Food Supply PCL, NVDR	8,900	1,132
Rajthanee Hospital PCL, NVDR	10,300	4,259
Ratch Group PCL, NVDR	119,200	99,444
Ratchthani Leasing PCL, NVDR	189,915	9,900
Regional Container Lines PCL, NVDR	105,400	89,498
Rojana Industrial Park PCL, NVDR	102,000	14,822
RS PCL, NVDR(1)	85,580	743
S Hotels & Resorts PCL, NVDR	188,700	8,567
Sabina PCL, NVDR	22,900	10,973
Sansiri PCL, NVDR	1,852,500	82,377
Sappe PCL, NVDR	15,800	15,844
SC Asset Corp. PCL, NVDR	164,100	9,229
SCB X PCL, NVDR	25,300	100,392
Sermsang Power Corp. Co. Ltd., NVDR	99,915	12,262
Siam Cement PCL, NVDR	21,000	139,786
Siam Global House PCL, NVDR	99,858	21,935
Siamgas & Petrochemicals PCL, NVDR	27,100	5,431
Singha Estate PCL, NVDR	20,100	335
Somboon Advance Technology PCL, NVDR	36,500	14,546
SPCG PCL, NVDR	13,200	3,505
Sri Trang Agro-Industry PCL, NVDR	120,000	44,894
Srisawad Capital 1969 PCL, NVDR	22,889	1,007
Srisawad Corp. PCL, NVDR	77,077	59,678
Srivichai Vejvivat PCL, NVDR	17,100	3,985
Star Petroleum Refining PCL, NVDR	115,900	16,017
STP & I PCL, NVDR(1)	59,900	7,517
Supalai PCL, NVDR	169,500	80,159
Super Energy Corp. PCL, NVDR(1)	1,374,500	5,991
Susco PCL, NVDR	160,100	12,466
Taokaenoi Food & Marketing PCL, Class R, NVDR	75,200	13,017
Thai Airways International PCL, NVDR(1)	6,800	2,603
Thai Oil PCL, NVDR	104,300	103,166
59

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Thai Union Group PCL, NVDR	474,800	$180,558
Thai Vegetable Oil PCL, NVDR	36,960	28,185
Thaifoods Group PCL, NVDR	231,210	36,080
Thanachart Capital PCL, NVDR	35,000	54,878
Thonburi Healthcare Group PCL, NVDR(1)	8,700	1,935
Thoresen Thai Agencies PCL, NVDR	181,300	23,736
TIDLOR Holdings PCL, NVDR	207,059	120,572
Tipco Asphalt PCL, NVDR	108,900	48,074
Tisco Financial Group PCL, NVDR	19,600	61,133
TKS Technologies PCL, NVDR	15,200	2,772
TMBThanachart Bank PCL, NVDR	1,760,700	103,395
TOA Paint Thailand PCL, NVDR	35,000	14,907
TPI Polene PCL, NVDR	546,000	12,469
TPI Polene Power PCL, NVDR	54,800	3,757
True Corp. PCL, NVDR(1)	712,158	251,120
TTW PCL, NVDR	14,400	4,045
Unique Engineering & Construction PCL, NVDR	4,000	390
Univanich Palm Oil PCL, NVDR	80,500	25,358
VGI PCL, NVDR	508,360	33,006
WHA Corp. PCL, NVDR	451,300	50,173
Workpoint Entertainment PCL, NVDR(1)	14,600	1,902
		9,830,855
Turkey — 0.9%
Afyon Cimento Sanayi TAS	45,120	15,502
AG Anadolu Grubu Holding AS	18,630	13,002
Agesa Hayat ve Emeklilik AS	4,804	19,848
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS(1)	67,543	56,145
Akbank TAS	233,060	386,895
Akcansa Cimento AS	3,799	12,544
Akenerji Elektrik Uretim AS(1)	46,296	12,531
Akfen Yenilenebilir Enerji AS(1)	37,132	16,521
Aksa Enerji Uretim AS(1)	15,862	14,892
Aksigorta AS(1)	126,861	20,752
Alarko Holding AS(2)	21,181	45,191
Albaraka Turk Katilim Bankasi AS	433,395	91,150
Anadolu Anonim Turk Sigorta Sirketi	133,464	72,463
Anadolu Efes Biracilik Ve Malt Sanayii AS(2)	133,670	55,001
Anadolu Hayat Emeklilik AS	8,394	18,152
Arcelik AS(1)	3,320	11,059
Aselsan Elektronik Sanayi Ve Ticaret AS	40,599	180,942
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS(2)	19,911	57,191
Bera Holding AS(1)	107,853	47,222
Besler Gida Ve Kimya Sanayi Ve Ticaret AS(1)	41,113	14,895
BIM Birlesik Magazalar AS	17,069	219,928
Bursa Cimento Fabrikasi AS	149,295	26,755
Cemtas Celik Makina Sanayi Ve Ticaret AS	3,609	1,131
Cimsa Cimento Sanayi VE Ticaret AS	15,955	18,784
Coca-Cola Icecek AS	36,117	43,297
Dogan Sirketler Grubu Holding AS(1)	109,048	51,034
Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	40,181	6,838
Dogus Otomotiv Servis ve Ticaret AS(2)	6,500	29,893
EGE Gubre Sanayii AS	10,306	28,500
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	17,191	26,671
60

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Enerya Enerji AS	254,606	$68,176
Eregli Demir ve Celik Fabrikalari TAS(2)	277,374	201,417
Europen Endustri Insaat Sanayi VE Ticaret AS(1)	147,561	31,750
Ford Otomotiv Sanayi AS(2)	23,800	64,681
Gipta Ofis Kirtasiye VE Promosyon Urunleri Imalat Sanayi AS	10,698	38,223
Girsim Elektrik Sanayi Taahut Ve Ticaret AS(1)	7,372	8,543
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	2,699	22,692
Gozde Girisim Sermayesi Yatirim Ortakligi AS(1)	26,414	14,586
GSD Holding AS(1)	140,853	17,670
Gubre Fabrikalari TAS(1)(2)	8,699	61,635
Haci Omer Sabanci Holding AS	110,982	254,278
HUN Yenilenebilir Enerji Uretim AS(1)	176,704	17,563
Ihlas Holding AS(1)	241,740	25,274
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	21,180	30,696
Is Finansal Kiralama AS(1)	109,545	50,611
Is Yatirim Menkul Degerler AS	67,687	71,736
Isiklar Enerji ve Yapi Holding AS(1)	84,719	29,544
Jantsa Jant Sanayi Ve Ticaret AS	27,439	15,610
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A(1)	17,876	17,226
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B(1)	11,042	7,818
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	25,765	18,431
Kartonsan Karton Sanayi ve Ticaret AS(1)	321	720
Katilimevim Tasarruf Finansman AS	203,423	54,509
KOC Holding AS	46,188	205,911
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	10,865	20,876
Logo Yazilim Sanayi Ve Ticaret AS	13,289	58,904
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	47,368	51,472
Menderes Tekstil Sanayi ve Ticaret AS(1)	29,472	10,891
MIA Teknoloji AS(1)(2)	13,107	13,267
MLP Saglik Hizmetleri AS(1)	6,501	56,531
Naturelgaz Sanayi ve Ticaret AS	27,106	6,887
NET Holding AS(1)	51,653	63,601
Nuh Cimento Sanayi AS	3,524	20,303
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)(2)	104,778	15,720
Osmanli Yatirim Menkul Degerler AS	26,147	6,295
Oyak Cimento Fabrikalari AS(1)	80,783	48,030
Pegasus Hava Tasimaciligi AS(1)	22,424	135,734
Petkim Petrokimya Holding AS(1)(2)	96,883	47,108
Platform Turizm Tasimacilik Gida Insaat Temizlik Hizmetleri Sanayi VE Ticaret AS	28,008	19,373
Polisan Holding AS	366,006	41,099
Qua Granite Hayal(1)	133,792	24,329
Sasa Polyester Sanayi AS(1)(2)	249,144	28,407
Segmen Kardesler Gida Uretim Ve Ambalaj Sanayi AS/Turkey	26,925	15,915
Sekerbank Turk AS	362,719	70,909
Selcuk Ecza Deposu Ticaret ve Sanayi AS	15,486	32,598
Sok Marketler Ticaret AS	20,100	19,713
TAB Gida Sanayi Ve Ticaret AS, Class A	6,809	35,686
TAV Havalimanlari Holding AS(1)(2)	28,580	176,120
Tekfen Holding AS	5,305	13,474
Tofas Turk Otomobil Fabrikasi AS(2)	4,881	29,727
Tukas Gida Sanayi ve Ticaret AS(1)	265,975	22,704
Turk Altin Isletmeleri AS(1)(2)	38,142	22,330
Turk Hava Yollari AO	31,589	257,307
61

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Turkcell Iletisim Hizmetleri AS, ADR	43,376	$255,051
Turkiye Halk Bankasi AS(1)(2)	30,178	19,638
Turkiye Is Bankasi AS, C Shares(2)	474,504	173,703
Turkiye Petrol Rafinerileri AS(2)	55,685	233,154
Turkiye Sigorta AS	247,282	60,108
Turkiye Sinai Kalkinma Bankasi AS(1)	232,812	82,148
Turkiye Sise ve Cam Fabrikalari AS(2)	106,325	105,265
Turkiye Vakiflar Bankasi TAO, D Shares(1)	198,741	139,208
Usak Seramik Sanayii AS(1)	188,760	18,400
Vestel Beyaz Esya Sanayi ve Ticaret AS	34,840	11,364
Vestel Elektronik Sanayi ve Ticaret AS(1)	23,545	24,221
Yapi ve Kredi Bankasi AS(1)(2)	248,820	198,979
YEO Teknoloji Enerji VE Endustri AS(1)	9,363	8,666
Yigit Aku Malzemeleri Nakliyat Turizm Ins San Ve Tic AS(1)	19,027	13,202
Zorlu Enerji Elektrik Uretim AS(1)	118,717	10,968
		5,663,414
United States — 0.0%
Powerfleet, Inc. NJ(1)	264	1,233
TOTAL COMMON STOCKS (Cost $524,274,546)		642,625,174
WARRANTS — 0.0%
Brazil — 0.0%
Gol Linhas Aereas Inteligentes SA(1)	11,284	11
Marisa Lojas SA(1)	3,891	143
		154
Malaysia — 0.0%
Ann Joo Resources Bhd.(1)	4,150	177
Dagang NeXchange Bhd.(1)	259,866	3,690
NEXG Bhd.(1)	108,150	7,807
Perak Transit Bhd.(1)	2,086	84
PESTEC International Bhd.(1)	2,962	39
Supermax Corp. Bhd.(1)	12,482	473
Top Glove Corp. Bhd.(1)	12,335	453
VS Industry Bhd.(1)	56,910	269
YTL Corp. Bhd.(1)	19,939	6,013
YTL Power International Bhd.(1)	39,360	17,230
		36,235
Thailand — 0.0%
Energy Absolute PCL, NVDR(1)	10,533	248
Jasmine International PCL, NVDR(1)	185,337	2,580
Kiatnakin Phatra Bank PCL, NVDR(1)	2,092	108
Noble Development PCL, NVDR(1)	20,400	195
Roctec Global PCL, NVDR(1)	149,200	93
RS PCL, NVDR(1)	4,279	24
VGI PCL, NVDR(1)	6,660	6
VGI PCL, NVDR(1)	2,886	55
		3,309
TOTAL WARRANTS (Cost $13,276)		39,698
RIGHTS — 0.0%
China — 0.0%
XJ International Holdings Co. Ltd.(1)	84,000	108
Thailand — 0.0%
62

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Thonburi Healthcare Group PCL, NVDR(1)	3,480	$147
TOTAL RIGHTS (Cost $—)		255
SHORT-TERM INVESTMENTS — 2.2%
Money Market Funds — 2.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,269,089	4,269,089
State Street Navigator Securities Lending Government Money Market Portfolio(4)	9,898,251	9,898,251
TOTAL SHORT-TERM INVESTMENTS (Cost $14,167,340)		14,167,340
TOTAL INVESTMENT SECURITIES — 102.0% (Cost $538,455,162)		656,832,467
OTHER ASSETS AND LIABILITIES — (2.0)%		(13,072,632)
TOTAL NET ASSETS — 100.0%		$643,759,835

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	21.7%
Information Technology	19.9%
Consumer Discretionary	12.8%
Industrials	9.9%
Materials	9.2%
Communication Services	8.5%
Consumer Staples	4.6%
Health Care	4.4%
Energy	3.9%
Utilities	3.0%
Real Estate	1.9%
Short-Term Investments	2.2%
Other Assets and Liabilities	(2.0)%

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	5	September 2025	$1,618,188	$48,242
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
BDR	–	Brazilian Depository Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $37,968,205. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $39,990,513, which includes securities collateral of $30,092,262.

63

Schedule of Investments - Avantis Emerging Markets Equity Fund
FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$14,474,517	$15,662,576	—
Chile	613,705	3,022,707	—
China	31,711,064	145,872,606	—
Colombia	349,451	735,551	—
Hong Kong	3,400	680,939	—
India	8,384,435	115,583,485	—
Indonesia	914,568	8,778,036	—
Mexico	3,988,025	9,802,798	—
Peru	2,105,955	—	—
Philippines	165,622	3,272,500	—
South Africa	4,291,048	20,231,606	—
South Korea	4,874,544	71,682,274	—
Taiwan	45,733,506	85,767,495	—
Turkey	255,051	5,408,363	—
United States	1,233	—	—
Other Countries	—	38,258,114	—
Warrants	—	39,698	—
Rights	—	255	—
Short-Term Investments	14,167,340	—	—
	$132,033,464	$524,799,003	—
Other Financial Instruments
Futures Contracts	$48,242	—	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Equity Risk
Liability Derivatives:
Payable for variation margin on futures contracts*	$11,273
*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended August 31, 2025.

Type of Risk Exposure
Equity Risk
Net realized gain (loss) on:
Futures contract transactions	$40,487
Change in net unrealized appreciation (depreciation) on:
Futures contracts	$43,340

See Notes to Financial Statements.
64

Schedule of Investments - Avantis International Equity Fund
AUGUST 31, 2025

	Shares	Value
COMMON STOCKS — 99.3%
Australia — 6.5%
29Metals Ltd.(1)(2)	18,383	$4,054
Accent Group Ltd.	11,453	10,625
Adairs Ltd.(2)	13,144	23,470
Aeris Resources Ltd.(1)(2)	42,009	6,191
AGL Energy Ltd.	6,468	34,778
Alkane Resources Ltd.(1)(2)	15,781	10,897
Alkane Resources Ltd.(1)	30,712	21,692
Alliance Aviation Services Ltd.(1)	1,918	2,895
ALS Ltd.	3,419	41,472
Amotiv Ltd.(2)	2,813	17,960
AMP Ltd.	105,215	117,434
Amplitude Energy Ltd.(1)	77,024	12,604
Ampol Ltd.	6,760	129,786
Ansell Ltd.	814	18,048
ANZ Group Holdings Ltd.	50,463	1,108,881
APA Group	21,611	124,460
Appen Ltd.(1)(2)	340	191
Aristocrat Leisure Ltd.	5,719	271,175
ARN Media Ltd.	1,854	557
ASX Ltd.	1,086	44,362
Atlas Arteria Ltd.	11,695	40,732
Aurelia Metals Ltd.(1)	145,919	20,503
Aurizon Holdings Ltd.	61,698	130,661
Austal Ltd.(1)	18,666	94,826
Australian Agricultural Co. Ltd.(1)	2,182	2,014
Australian Clinical Labs Ltd.(2)	12,589	23,433
Australian Ethical Investment Ltd.	5,963	29,257
Australian Finance Group Ltd.(2)	17,166	31,406
Baby Bunting Group Ltd.(1)	1,932	3,409
Bank of Queensland Ltd.	24,284	115,330
Bapcor Ltd.	13,328	34,661
Beach Energy Ltd.	106,159	83,191
Bega Cheese Ltd.	7,118	27,094
Bendigo & Adelaide Bank Ltd.	13,647	118,885
BHP Group Ltd., ADR(2)	39,748	2,216,746
BlueScope Steel Ltd.	15,101	226,239
Brambles Ltd.	38,032	644,534
Bravura Solutions Ltd.	19,562	28,628
Breville Group Ltd.(2)	1,595	35,072
Brickworks Ltd.	1,087	25,370
Capricorn Metals Ltd.(1)	15,040	101,889
CAR Group Ltd.	3,074	81,086
Catalyst Metals Ltd.(1)	12,702	60,527
Cedar Woods Properties Ltd.	1,766	8,646
Cettire Ltd.(1)(2)	10,014	2,057
Challenger Ltd.	24,834	135,194
Champion Iron Ltd.(2)	15,914	46,720
Cleanaway Waste Management Ltd.	35,519	64,502
Coast Entertainment Holdings Ltd.(1)(2)	1,272	333
Cochlear Ltd.	509	100,230
65

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Codan Ltd.	230	$4,634
Coles Group Ltd.	42,490	663,312
Collins Foods Ltd.	1,103	7,004
Commonwealth Bank of Australia	13,128	1,459,151
Computershare Ltd.	10,130	252,094
Coronado Global Resources, Inc.	22,324	5,317
Credit Corp. Group Ltd.(2)	1,437	15,460
CSL Ltd.	1,931	268,617
Data#3 Ltd.	8,468	50,868
Deep Yellow Ltd.(1)(2)	23,459	27,721
Deterra Royalties Ltd.	20,705	56,658
Dicker Data Ltd.(2)	3,802	22,678
Domino's Pizza Enterprises Ltd.	834	8,212
Downer EDI Ltd.	8,094	38,192
Dyno Nobel Ltd.	37,058	73,790
Elders Ltd.	5,267	25,607
Emeco Holdings Ltd.(1)(2)	5,966	4,173
Emerald Resources NL(1)	26,176	65,321
Endeavour Group Ltd.	62,968	157,117
Evolution Mining Ltd.	85,743	491,897
EVT Ltd.	5,522	50,568
FleetPartners Group Ltd.(1)(2)	5,402	9,959
Flight Centre Travel Group Ltd.(2)	1,652	14,045
Fortescue Ltd.	26,120	329,456
Genesis Minerals Ltd.(1)	18,534	55,445
Gold Road Resources Ltd.	72,989	160,883
GrainCorp Ltd., A Shares	14,695	76,721
Grange Resources Ltd.(2)	38,316	5,015
GWA Group Ltd.	2,433	4,009
Hansen Technologies Ltd.	2,687	10,463
Harvey Norman Holdings Ltd.	25,322	113,929
Healius Ltd.	2,245	1,260
Helia Group Ltd.	25,201	91,368
HUB24 Ltd.	1,022	72,616
Humm Group Ltd.	743	306
IDP Education Ltd.(2)	2,177	7,981
IGO Ltd.	10,398	35,398
Iluka Resources Ltd.(2)	11,247	46,421
Imdex Ltd.	11,942	23,548
Infomedia Ltd.	4,782	5,237
Inghams Group Ltd.	26,376	46,716
Insurance Australia Group Ltd.	50,853	289,299
James Hardie Industries PLC(1)	5,516	112,025
JB Hi-Fi Ltd.	3,824	292,421
Johns Lyng Group Ltd.	4,602	11,717
Judo Capital Holdings Ltd.(1)	27,847	30,953
Jumbo Interactive Ltd.	936	7,471
Jupiter Mines Ltd.(2)	20,273	3,120
Karoon Energy Ltd.(2)	67,581	77,666
Kingsgate Consolidated Ltd.(1)	13,740	25,844
Lendlease Corp. Ltd.	13,960	50,568
Leo Lithium Ltd.(2)	33,200	217
Lifestyle Communities Ltd.(2)	6,150	22,794
66

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Lovisa Holdings Ltd.(2)	3,347	$94,081
Lynas Rare Earths Ltd.(1)(2)	10,025	90,804
Maas Group Holdings Ltd.(2)	6,414	18,747
MAC Copper Ltd.(1)	1,631	19,700
MAC Copper Ltd., Class A(1)	3,264	39,625
Macmahon Holdings Ltd.	6,093	1,739
Macquarie Group Ltd.	2,946	432,082
Magellan Financial Group Ltd.	11,176	74,462
Mayne Pharma Group Ltd.(1)(2)	2,120	7,167
McMillan Shakespeare Ltd.	4,196	53,696
Medibank Pvt Ltd.	110,559	368,325
Megaport Ltd.(1)	3,680	39,401
Metals X Ltd.(1)	46,533	19,420
Metcash Ltd.	32,632	89,549
Mineral Resources Ltd.(1)	4,859	117,948
Monadelphous Group Ltd.	5,760	80,670
Mount Gibson Iron Ltd.(1)(2)	15,532	3,911
Myer Holdings Ltd.	55,715	24,193
MyState Ltd.	613	1,718
National Australia Bank Ltd.	40,392	1,127,283
Netwealth Group Ltd.	4,015	90,107
New Hope Corp. Ltd.	28,128	81,314
NEXTDC Ltd.(1)(2)	9,465	101,698
nib holdings Ltd.	15,340	76,942
Nick Scali Ltd.(2)	4,213	66,798
Nickel Industries Ltd.	65,572	29,899
Nine Entertainment Co. Holdings Ltd.	80,268	87,457
Northern Star Resources Ltd.	42,814	534,309
NRW Holdings Ltd.	21,026	52,638
Nufarm Ltd.(1)	19,284	30,558
OFX Group Ltd.(1)(2)	3,710	1,964
Omni Bridgeway Ltd.(1)	6,182	6,527
oOh!media Ltd.	23,654	25,964
Ora Banda Mining Ltd.(1)	81,137	45,573
Orica Ltd.	16,148	231,743
Origin Energy Ltd.	40,440	341,170
Orora Ltd.	16,835	22,855
Pacific Current Group Ltd.	220	1,606
Paladin Energy Ltd.(1)(2)	1,291	6,524
Pantoro Gold Ltd.(1)	20,228	62,042
Peet Ltd.(2)	1,161	1,295
Perenti Ltd.	59,823	92,349
Perpetual Ltd.	2,367	33,574
Perseus Mining Ltd.	97,216	243,648
Pilbara Minerals Ltd.(1)(2)	87,326	139,485
Platinum Asset Management Ltd.(2)	17,853	9,345
Premier Investments Ltd.	2,657	38,712
Pro Medicus Ltd.	1,033	200,644
PWR Holdings Ltd.(2)	1,505	7,660
Qantas Airways Ltd.	26,065	199,716
QBE Insurance Group Ltd.	45,520	643,140
Qube Holdings Ltd.	39,527	108,347
Ramelius Resources Ltd.	97,009	203,885
67

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Ramsay Health Care Ltd.	1,299	$28,752
REA Group Ltd.(2)	1,012	165,734
Reece Ltd.(2)	610	4,438
Regis Resources Ltd.(1)	50,280	151,452
Reliance Worldwide Corp. Ltd.	12,146	33,174
Resimac Group Ltd.	2,359	1,604
Resolute Mining Ltd.(1)	180,162	76,808
Ridley Corp. Ltd.(2)	11,048	22,395
Rio Tinto Ltd.	4,758	359,405
Sandfire Resources Ltd.(1)	22,233	181,939
Santos Ltd.	116,053	607,577
SEEK Ltd.	1,698	30,706
Select Harvests Ltd.(1)	1,691	4,247
Service Stream Ltd.	23,939	32,524
Seven West Media Ltd.(1)	35,885	3,290
SGH Ltd.	4,190	137,975
Silex Systems Ltd.(1)(2)	5,455	14,739
Sims Ltd.	8,726	80,992
SiteMinder Ltd.(1)	7,630	34,367
SmartGroup Corp. Ltd.	213	1,257
Solvar Ltd.(2)	3,577	4,127
Sonic Healthcare Ltd.	6,932	108,884
South32 Ltd.	127,795	225,648
Southern Cross Media Group Ltd.(1)	4,053	2,121
SRG Global Ltd.	27,622	35,444
St Barbara Ltd.(1)(2)	9,352	2,162
Stanmore Resources Ltd.	13,354	16,257
Star Entertainment Group Ltd.(1)(2)	134,376	9,215
Steadfast Group Ltd.	4,527	17,976
Suncorp Group Ltd.	21,121	293,522
Super Retail Group Ltd.	7,016	86,137
Syrah Resources Ltd.(1)(2)	10,036	1,969
Technology One Ltd.	6,041	157,324
Telix Pharmaceuticals Ltd.(1)	3,648	34,730
Telstra Group Ltd.	89,477	286,262
TPG Telecom Ltd.(2)	527	1,821
Transurban Group	17,713	168,948
Treasury Wine Estates Ltd.	8,166	41,752
Tuas Ltd.(1)	517	2,644
Tyro Payments Ltd.(1)	35,551	28,735
Universal Store Holdings Ltd.	3,867	22,097
Vault Minerals Ltd.(1)	277,012	98,304
Ventia Services Group Pty. Ltd.	26,235	93,210
Viva Energy Group Ltd.(2)	31,180	43,934
Washington H Soul Pattinson & Co. Ltd.(2)	3,245	92,760
Webjet Group Ltd.(1)	4,563	2,695
Wesfarmers Ltd.	17,147	1,027,080
West African Resources Ltd.(1)	58,822	117,028
Westgold Resources Ltd.(1)(2)	31,395	71,560
Westgold Resources Ltd. (Toronto)(1)	14,134	32,007
Westpac Banking Corp.	47,297	1,191,367
Whitehaven Coal Ltd.(2)	34,611	149,339
WiseTech Global Ltd.	468	31,006
68

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Woodside Energy Group Ltd.	14,051	$242,204
Woodside Energy Group Ltd., ADR(2)	5,413	92,995
Woolworths Group Ltd.(2)	23,859	449,118
Worley Ltd.	1,148	11,001
Xero Ltd.(1)	1,742	185,754
Yancoal Australia Ltd.(2)	19,069	67,783
Zip Co. Ltd.(1)(2)	59,985	165,318
		26,527,591
Austria — 0.3%
ANDRITZ AG	554	39,004
AT&S Austria Technologie & Systemtechnik AG(1)	1,130	26,926
BAWAG Group AG(1)	552	71,371
CA Immobilien Anlagen AG	255	6,998
CPI Europe AG(1)	996	21,733
DO & Co. AG	426	113,215
Erste Group Bank AG	2,736	260,427
EVN AG	1,107	30,307
Lenzing AG(1)	740	22,917
Oesterreichische Post AG	1,258	42,369
OMV AG	2,662	146,622
Porr AG	1,269	44,040
Raiffeisen Bank International AG	3,020	100,331
Semperit AG Holding	239	3,749
Telekom Austria AG	2,467	27,017
UNIQA Insurance Group AG	4,528	65,618
Verbund AG	551	39,295
Vienna Insurance Group AG Wiener Versicherung Gruppe	861	44,651
voestalpine AG	3,344	110,789
Wienerberger AG	3,342	116,462
		1,333,841
Belgium — 1.0%
Ackermans & van Haaren NV	617	160,061
Ageas SA	4,617	325,303
AGFA-Gevaert NV(1)	2,083	2,609
Anheuser-Busch InBev SA, ADR(2)	5,877	368,312
Argenx SE, ADR(1)	521	371,056
Azelis Group NV(2)	3,705	55,260
Barco NV	4,545	74,567
Bekaert SA	1,481	66,552
bpost SA(1)	3,655	9,136
Cie d'Entreprises CFE(2)	208	2,156
CMB Tech NV(1)	2,083	17,935
CMB Tech NV(1)	2,633	22,766
Colruyt Group NV	1,857	81,681
Deceuninck NV	1,645	4,072
Deme Group NV	208	31,711
D'ieteren Group	910	197,197
Elia Group SA	1,224	140,057
EVS Broadcast Equipment SA	842	34,300
Galapagos NV, ADR(1)(2)	1,419	44,613
Gimv NV	812	41,868
KBC Ancora	1,501	116,252
KBC Group NV	5,708	672,821
69

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Kinepolis Group NV(2)	579	$23,108
Lotus Bakeries NV	10	98,065
Melexis NV	1,269	100,468
Ontex Group NV(1)(2)	4,593	35,012
Proximus SADP	5,194	45,024
Recticel SA(2)	118	1,296
Solvay SA	3,592	117,981
Syensqo SA(2)	1,856	164,059
Tessenderlo Group SA(2)	1,257	38,331
UCB SA	1,981	464,701
Umicore SA(2)	8,986	140,245
VGP NV	640	73,070
		4,141,645
Canada — 11.2%
ADENTRA, Inc.	1,000	25,026
Advantage Energy Ltd.(1)	9,400	76,043
Aecon Group, Inc.	4,160	61,824
AGF Management Ltd., Class B	3,600	32,137
Agnico Eagle Mines Ltd.(2)	8,175	1,178,674
Air Canada(1)	3,900	55,376
Alamos Gold, Inc., Class A	12,794	389,778
Algoma Steel Group, Inc.(2)	3,600	17,510
Alimentation Couche-Tard, Inc.	7,200	364,941
Allied Gold Corp.(1)	5,000	70,084
AltaGas Ltd.	4,600	136,357
Altius Minerals Corp.	500	10,915
Altus Group Ltd.	1,400	62,806
Americas Gold & Silver Corp.(1)(2)	10,160	27,372
Andlauer Healthcare Group, Inc.	1,149	44,601
ARC Resources Ltd.	23,788	457,798
Aris Mining Corp.(1)	11,900	103,546
Aritzia, Inc.(1)	3,200	191,578
Atco Ltd., Class I	3,400	124,503
Athabasca Oil Corp.(1)	23,500	103,011
AtkinsRealis Group, Inc.	2,300	158,162
Atrium Mortgage Investment Corp.(2)	700	5,913
AutoCanada, Inc.(1)	2,200	53,280
B2Gold Corp.	69,943	288,766
Badger Infrastructure Solutions Ltd.	2,500	104,908
Ballard Power Systems, Inc.(1)(2)	2,100	4,205
Bank of Montreal	8,341	1,009,350
Bank of Nova Scotia	16,750	1,046,090
Barrick Mining Corp.	23,751	633,487
Bausch Health Cos., Inc.(1)	3,520	26,041
Baytex Energy Corp.(2)	19,550	43,418
BCE, Inc.(2)	600	14,972
Birchcliff Energy Ltd.	12,327	56,638
Bird Construction, Inc.(2)	2,700	44,451
Bitfarms Ltd.(1)(2)	6,900	9,194
Black Diamond Group Ltd.	2,000	16,849
Bombardier, Inc., Class B(1)	584	68,276
Bonterra Energy Corp.(1)(2)	1,100	2,763
Boralex, Inc., A Shares(2)	3,000	63,087
70

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Boyd Group Services, Inc.	299	$49,091
Brookfield Asset Management Ltd., Class A	1,715	103,211
Brookfield Corp.	6,150	404,238
Brookfield Infrastructure Corp., Class A(2)	553	22,242
Brookfield Infrastructure Corp. (Toronto), Class A	600	24,160
Brookfield Renewable Corp.	3,600	121,341
Brookfield Renewable Corp. (New York)(2)	2,106	70,972
Brookfield Wealth Solutions Ltd.(1)	811	53,218
BRP, Inc.	600	37,760
CAE, Inc.(1)	6,100	164,476
Calfrac Well Services Ltd.(1)	1,600	3,938
Cameco Corp.	3,000	232,075
Canacol Energy Ltd.(1)(2)	319	595
Canada Goose Holdings, Inc.(1)	2,900	37,587
Canadian Imperial Bank of Commerce	15,375	1,187,704
Canadian National Railway Co.	6,932	671,067
Canadian Natural Resources Ltd.	33,800	1,070,348
Canadian Pacific Kansas City Ltd.	6,900	525,583
Canadian Tire Corp. Ltd., Class A	2,500	311,738
Canadian Utilities Ltd., A Shares	5,600	155,887
Canfor Corp.(1)	1,800	17,065
Capital Power Corp.	6,500	271,056
Capstone Copper Corp.(1)	9,500	67,929
Cardinal Energy Ltd.(2)	8,900	47,243
Cargojet, Inc.(2)	300	22,028
Cascades, Inc.	4,200	30,062
CCL Industries, Inc., Class B	1,800	107,828
Celestica, Inc. (Toronto)(1)	3,300	642,771
Cenovus Energy, Inc.	23,538	391,457
Centerra Gold, Inc.	15,500	126,519
CES Energy Solutions Corp.	13,800	83,301
CGI, Inc.	2,200	213,632
Chorus Aviation, Inc.(2)	1,471	21,765
Cineplex, Inc.(1)(2)	2,300	19,795
Cogeco Communications, Inc.	700	32,764
Colliers International Group, Inc.	600	99,064
Computer Modelling Group Ltd.(2)	2,700	12,228
Constellation Software, Inc.	200	662,663
Defi Technologies, Inc.(1)(2)	14,100	28,747
Definity Financial Corp.	1,800	93,044
Descartes Systems Group, Inc.(1)	900	89,944
Docebo, Inc.(1)	400	12,463
Dollarama, Inc.	3,900	531,776
Dorel Industries, Inc., Class B(1)	500	441
DREAM Unlimited Corp., Class A(2)	400	6,154
Eldorado Gold Corp.(1)	10,400	257,851
Element Fleet Management Corp.	9,700	258,507
Emera, Inc.	8,100	385,787
Empire Co. Ltd., Class A	6,200	240,668
Enbridge, Inc.	14,000	677,395
Enerflex Ltd.	7,800	78,605
Enghouse Systems Ltd.(2)	1,100	18,318
Ensign Energy Services, Inc.(1)(2)	8,600	13,902
71

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
EQB, Inc.(2)	1,100	$72,447
Equinox Gold Corp.(1)(2)	36,683	320,794
ERO Copper Corp.(1)	6,000	86,154
Evertz Technologies Ltd.	400	3,527
Exchange Income Corp.(2)	1,100	57,493
Exco Technologies Ltd.	100	497
Extendicare, Inc.(2)	3,500	33,182
Fairfax Financial Holdings Ltd.	500	860,786
Fiera Capital Corp.(2)	3,000	14,701
Finning International, Inc.	6,600	273,640
Firan Technology Group Corp.(1)	2,000	17,199
Firm Capital Mortgage Investment Corp.	600	5,260
First Mining Gold Corp.(1)	6,000	874
First National Financial Corp.(2)	1,100	38,622
First Quantum Minerals Ltd.(1)	16,700	292,692
FirstService Corp. (Toronto)	500	100,663
Fortis, Inc.	4,728	235,307
Fortuna Mining Corp.(1)	23,799	183,516
Franco-Nevada Corp.	1,200	226,159
Frontera Energy Corp.	1,277	5,663
Galiano Gold, Inc.(1)	10,050	21,734
George Weston Ltd.	3,000	193,192
GFL Environmental, Inc.	1,600	80,038
Gibson Energy, Inc.	3,900	73,919
Gildan Activewear, Inc.	4,100	223,845
goeasy Ltd.	400	62,050
Great-West Lifeco, Inc.(2)	2,600	102,989
Headwater Exploration, Inc.(2)	10,500	52,066
High Liner Foods, Inc.	100	1,177
Hudbay Minerals, Inc.	21,462	257,541
Hut 8 Corp.(1)	1,899	50,733
Hydro One Ltd.	6,100	222,129
iA Financial Corp., Inc.	4,100	441,093
IAMGOLD Corp.(1)	33,900	315,710
IGM Financial, Inc.	2,800	100,391
Imperial Oil Ltd.(2)	3,873	351,442
Intact Financial Corp.	2,700	540,708
Interfor Corp.(1)	1,700	15,671
International Petroleum Corp.(1)(2)	3,727	69,175
Ivanhoe Mines Ltd., Class A(1)(2)	2,400	21,215
K92 Mining, Inc.(1)	16,400	184,975
Kelt Exploration Ltd.(1)(2)	10,100	49,421
Keyera Corp.(2)	9,800	315,761
Kinross Gold Corp.	42,700	892,647
Knight Therapeutics, Inc.(1)	2,400	11,359
Labrador Iron Ore Royalty Corp.	3,800	74,320
Largo, Inc.(1)(2)	600	922
Laurentian Bank of Canada	2,000	44,417
Leon's Furniture Ltd.	1,100	23,917
Lightspeed Commerce, Inc.(1)	600	7,418
Linamar Corp.	2,100	114,652
Loblaw Cos. Ltd.	10,400	424,754
Lotus Creek Exploration, Inc.(1)	1,286	1,302
72

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Lumine Group, Inc.(1)	300	$10,568
Lundin Gold, Inc.	5,100	313,609
Lundin Mining Corp.	29,700	343,636
Magna International, Inc.	9,900	454,433
Major Drilling Group International, Inc.(1)	3,271	23,056
Manulife Financial Corp.	19,500	599,902
Maple Leaf Foods, Inc.	4,300	113,093
Martinrea International, Inc.	2,900	21,898
Mattr Corp.(1)	2,800	23,385
MCAN Mortgage Corp.(2)	1,900	30,312
MDA Space Ltd.(1)	6,000	194,022
Medical Facilities Corp.	1,800	19,136
MEG Energy Corp.	13,700	281,811
Meren Energy, Inc.(2)	24,400	31,625
Methanex Corp.	2,100	74,590
Metro, Inc.(2)	2,900	207,868
MTY Food Group, Inc.	200	5,607
Mullen Group Ltd.(2)	4,700	47,125
National Bank of Canada	8,755	920,284
Neo Performance Materials, Inc.(2)	2,500	31,984
New Gold, Inc.(1)	44,900	264,820
North American Construction Group Ltd.(2)	1,300	17,768
North West Co., Inc.	2,700	99,204
Northern Dynasty Minerals Ltd.(1)(2)	27,400	25,139
Northland Power, Inc.(2)	15,980	258,896
Nutrien Ltd.	12,000	691,594
NuVista Energy Ltd.(1)	6,900	73,353
Obsidian Energy Ltd.(1)(2)	3,300	20,352
OceanaGold Corp.	15,433	282,061
Onex Corp.	1,500	128,336
Open Text Corp.(2)	3,000	99,217
Orezone Gold Corp.(1)(2)	27,700	22,993
Orla Mining Ltd.(1)	12,800	141,295
Pan American Silver Corp.(2)	11,662	395,626
Paramount Resources Ltd., A Shares(2)	4,400	65,423
Parex Resources, Inc.	4,600	57,946
Parkland Corp.	4,000	113,183
Pembina Pipeline Corp.	10,400	392,797
Pet Valu Holdings Ltd.	2,700	76,674
PetroTal Corp.(2)	18,500	9,160
Peyto Exploration & Development Corp.(2)	12,000	163,309
PHX Energy Services Corp.(2)	3,300	18,670
Pine Cliff Energy Ltd.	6,700	2,878
Polaris Renewable Energy, Inc.	400	3,690
Power Corp. of Canada	2,705	114,495
Precision Drilling Corp.(1)(2)	800	46,310
Premium Brands Holdings Corp.	2,300	158,196
Propel Holdings, Inc.(2)	1,400	32,835
Quarterhill, Inc.(1)(2)	400	315
Quebecor, Inc., Class B	4,300	130,658
RB Global, Inc.	2,800	320,725
Real Matters, Inc.(1)(2)	3,450	16,103
Restaurant Brands International, Inc.	3,100	196,313
73

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Restaurant Brands International, Inc.	2,152	$136,286
Richelieu Hardware Ltd.(2)	1,300	34,617
Rogers Communications, Inc., Class B(2)	4,500	161,244
Rogers Sugar, Inc.(2)	4,800	22,159
Royal Bank of Canada	13,400	1,947,335
Russel Metals, Inc.	3,000	90,873
Sandstorm Gold Ltd.	7,300	81,539
Saputo, Inc.	4,900	122,665
Secure Waste Infrastructure Corp.	11,300	134,858
Shopify, Inc., Class A(1)	5,600	790,977
Silvercorp Metals, Inc.(2)	18,000	87,028
South Bow Corp.(2)	10,857	300,883
Spartan Delta Corp.(1)(2)	4,800	17,056
SSR Mining, Inc.(1)	5,309	102,442
Stantec, Inc.	2,000	217,395
Stella-Jones, Inc.	1,100	62,651
Strathcona Resources Ltd.	271	7,534
Sun Life Financial, Inc.	9,100	531,548
Suncor Energy, Inc.(2)	27,366	1,131,225
SunOpta, Inc.(1)(2)	4,100	25,615
Superior Plus Corp.	7,100	37,533
Surge Energy, Inc.(2)	5,700	28,763
Tamarack Valley Energy Ltd.	30,100	118,134
Taseko Mines Ltd.(1)	20,700	67,525
TC Energy Corp.	8,386	436,718
Teck Resources Ltd., Class B	8,300	283,808
TELUS Corp.	9,585	158,011
TELUS Corp.(1)	134	2,209
TerraVest Industries, Inc.	500	52,488
TFI International, Inc.	1,000	94,746
Thomson Reuters Corp.	700	124,322
Timbercreek Financial Corp.(2)	5,400	30,434
TMX Group Ltd.	5,200	207,682
Torex Gold Resources, Inc.(1)	6,138	204,742
Toromont Industries Ltd.	1,800	188,198
Toronto-Dominion Bank	14,765	1,108,652
Total Energy Services, Inc.	1,600	15,530
Tourmaline Oil Corp.(2)	11,387	483,555
TransAlta Corp.(2)	10,300	126,523
Transcontinental, Inc., Class A	3,960	58,707
Trican Well Service Ltd.	13,400	58,153
Triple Flag Precious Metals Corp.(2)	1,200	32,819
Valeura Energy, Inc.(1)	8,900	52,103
Vermilion Energy, Inc.(2)	6,933	52,350
VersaBank	200	2,182
Wajax Corp.	1,700	29,461
Wesdome Gold Mines Ltd.(1)	10,500	139,378
West Fraser Timber Co. Ltd.(2)	1,572	114,510
Western Forest Products, Inc.(1)(2)	166	1,516
Westshore Terminals Investment Corp.(2)	1,900	35,611
Wheaton Precious Metals Corp.	3,600	361,533
Whitecap Resources, Inc.(2)	51,653	388,897
Winpak Ltd.(2)	500	15,226
74

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
WSP Global, Inc.	1,500	$305,472
		45,777,291
Denmark — 1.8%
ALK-Abello AS(1)	1,729	54,581
Alm Brand AS	36,227	101,069
AP Moller - Maersk AS, A Shares	101	207,629
AP Moller - Maersk AS, B Shares	148	304,958
Bang & Olufsen AS(1)	1,614	3,871
Bavarian Nordic AS(1)	1,131	41,925
Carlsberg AS, B Shares	563	68,864
cBrain AS	582	17,057
Chemometec AS	181	14,780
Coloplast AS, B Shares	598	57,526
D/S Norden AS	1,677	59,887
Danske Bank AS	17,115	704,423
Demant AS(1)	632	24,180
Dfds AS(1)	2,528	39,610
DSV AS	1,217	269,818
FLSmidth & Co. AS	554	37,850
Genmab AS, ADR(1)	17,015	423,163
GN Store Nord AS(1)	283	5,125
H Lundbeck AS, A Shares	981	5,126
H&H International AS, B Shares(1)	331	5,018
ISS AS	744	21,759
Jyske Bank AS	2,327	249,859
Nilfisk Holding AS(1)	257	4,326
NKT AS(1)	3,304	314,717
Novo Nordisk AS, ADR	30,244	1,707,576
Novonesis Novozymes B, B Shares	4,001	254,513
Orsted AS(1)	6,369	193,117
Pandora AS	1,437	198,659
Per Aarsleff Holding AS	1,623	159,126
Ringkjoebing Landbobank AS	1,426	322,225
Rockwool AS, B Shares	4,780	180,652
Royal Unibrew AS	767	59,275
Schouw & Co. AS	638	59,194
Solar AS, B Shares	136	4,625
SP Group AS	565	24,108
Sydbank AS	3,195	242,927
TORM PLC, Class A(2)	4,437	95,210
Tryg AS	4,181	109,878
Vestas Wind Systems AS	29,755	592,346
		7,240,552
Finland — 0.9%
Aktia Bank OYJ(2)	500	6,134
Anora Group OYJ	109	418
Citycon OYJ(2)	7,220	30,436
Elisa OYJ	2,390	127,410
Finnair OYJ(1)(2)	8,875	32,621
Fortum OYJ	6,246	108,080
Harvia OYJ(2)	182	8,186
Hiab OYJ, B Shares	2,146	141,430
Huhtamaki OYJ	3,015	107,101
75

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Kalmar OYJ, B Shares	2,072	$95,374
Kemira OYJ	4,309	99,619
Kesko OYJ, B Shares(2)	7,564	167,772
Kojamo OYJ(1)(2)	4,915	60,240
Kone OYJ, B Shares	4,084	256,873
Konecranes OYJ	1,934	159,426
Mandatum OYJ	13,826	95,036
Marimekko OYJ	1,820	25,529
Metsa Board OYJ, Class B(2)	4,677	17,164
Metso OYJ(2)	24,485	316,920
Neste OYJ	4,663	85,699
Nokia OYJ, ADR(2)	40,666	174,864
Nokian Renkaat OYJ(2)	6,290	59,184
Nordea Bank Abp	31,702	484,663
Oriola OYJ, B Shares	441	604
Orion OYJ, Class B(2)	2,295	183,339
Outokumpu OYJ(2)	13,599	55,950
Puuilo OYJ	3,266	50,943
Sampo OYJ, A Shares	8,970	102,929
Sanoma OYJ	490	6,148
Stora Enso OYJ, R Shares(2)	10,462	122,209
TietoEVRY OYJ(2)	97	1,812
Tokmanni Group Corp.(2)	2,347	25,439
UPM-Kymmene OYJ(2)	5,640	160,617
Valmet OYJ(2)	3,712	129,020
Wartsila OYJ Abp	10,411	305,176
YIT OYJ(1)(2)	5,343	20,237
		3,824,602
France — 8.4%
ABC arbitrage	396	2,752
Accor SA	5,042	250,116
Aeroports de Paris SA(2)	1,451	190,981
Air France-KLM(1)	2,062	32,445
Air Liquide SA	6,408	1,320,287
Airbus SE	4,077	852,374
AKWEL SADIR	46	431
Alstom SA(1)(2)	8,959	215,392
Alten SA	482	37,219
Amundi SA	1,162	85,895
Aperam SA(2)	1,478	44,872
ArcelorMittal SA, NY Shares	15,294	510,208
Arkema SA	2,469	175,180
Aubay	27	1,437
AXA SA	32,074	1,493,931
Ayvens SA(2)	4,580	50,745
Beneteau SACA(2)	1,248	12,211
BioMerieux(2)	1,011	140,594
BNP Paribas SA	15,576	1,399,733
Bollore SE	17,334	101,201
Bonduelle SCA	188	1,748
Bouygues SA	4,662	199,920
Bureau Veritas SA	9,852	297,201
Capgemini SE	1,784	253,737
76

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Carrefour SA	25,141	$363,988
Cie de Saint-Gobain SA	13,541	1,461,875
Cie des Alpes	1,031	26,723
Cie Generale des Etablissements Michelin SCA	28,995	1,050,012
Clariane SE(1)	6,274	31,459
Coface SA	5,277	99,378
Credit Agricole SA	19,596	358,450
Danone SA	5,110	426,518
Dassault Aviation SA	753	237,703
Dassault Systemes SE	5,892	183,242
Derichebourg SA	7,052	49,361
Edenred SE(2)	1,558	45,069
Eiffage SA	4,843	609,470
Elis SA	4,222	115,693
Engie SA	35,246	729,357
Eramet SA(2)	355	21,194
EssilorLuxottica SA	2,360	719,883
Esso SA Francaise(2)	282	32,130
Etablissements Maurel et Prom SA	4,068	24,211
Eurazeo SE	1,694	110,856
Euroapi SA(1)	956	3,372
Eurofins Scientific SE	790	59,989
Euronext NV	633	104,496
Eutelsat Communications SACA(1)(2)	11,276	41,032
FDJ UNITED	5,776	185,916
Fnac Darty SA	114	3,929
Gaztransport Et Technigaz SA	2,172	405,367
Getlink SE	12,478	236,042
GL Events SACA	554	19,800
Hermes International SCA	301	737,196
ID Logistics Group SACA(1)	128	61,481
Imerys SA	1,514	38,680
Infotel SA	51	2,494
Interparfums SA(2)	319	11,782
Ipsen SA	1,641	223,105
IPSOS SA	488	20,276
Jacquet Metals SACA	231	5,309
JCDecaux SE	4,831	83,179
Kaufman & Broad SA	830	27,836
Kering SA	3,053	818,094
La Francaise De L'energie SACA(1)	281	9,534
Legrand SA	2,928	445,893
LISI SA	253	13,437
L'Oreal SA	2,025	945,444
Louis Hachette Group	15,829	30,447
Lumibird(1)	910	17,183
LVMH Moet Hennessy Louis Vuitton SE	2,092	1,235,187
Maisons du Monde SA(1)	672	1,541
Manitou BF SA	1,011	22,281
Mersen SA	1,007	28,580
Metropole Television SA	937	14,435
Nacon SA(1)	39	39
Nexans SA	1,997	304,483
77

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Nexity SA(1)(2)	2,710	$27,380
Opmobility	4,423	71,333
Orange SA	73,887	1,204,297
Pernod Ricard SA	2,532	288,434
Pluxee NV	1,206	24,563
Publicis Groupe SA	2,144	197,973
Pullup Entertainment(1)	53	1,407
Remy Cointreau SA(2)	170	10,436
Renault SA	8,757	344,638
Rexel SA	5,860	189,724
Rubis SCA	1,660	54,960
Safran SA	6,379	2,119,922
Sanofi SA, ADR	15,113	747,791
Sartorius Stedim Biotech	148	30,351
Schneider Electric SE	2,227	547,144
SCOR SE	5,834	191,103
SEB SA(2)	778	56,707
SES SA	28,917	202,128
SMCP SA(1)	707	5,262
Societe BIC SA	889	55,555
Societe Generale SA	21,536	1,328,961
Sodexo SA	985	59,145
SOITEC(1)(2)	672	27,910
Solutions 30 SE(1)	9,666	19,400
Sopra Steria Group	213	39,549
SPIE SA	5,555	307,888
STIF SA	211	20,599
STMicroelectronics NV, NY Shares	12,003	323,961
Technip Energies NV	5,577	257,762
Teleperformance SE(2)	1,784	137,652
Television Francaise 1 SA	3,355	33,124
Thales SA	290	76,281
TotalEnergies SE, ADR	33,993	2,133,061
Trigano SA	115	20,289
Ubisoft Entertainment SA(1)	5,384	58,905
Valeo SE	14,882	180,607
Vallourec SACA	12,564	225,558
Veolia Environnement SA	6,411	211,728
Vicat SACA	827	57,894
Vinci SA	14,694	1,992,968
Virbac SACA	6	2,353
Vivendi SE(1)	15,829	56,652
VusionGroup	341	85,590
X-Fab Silicon Foundries SE(1)(2)	3,679	30,007
		34,583,993
Germany — 8.0%
2G Energy AG	727	31,280
7C Solarparken AG(1)	2,864	6,066
Adesso SE	275	28,003
adidas AG	2,173	422,770
AIXTRON SE	3,083	45,276
Allianz SE	3,341	1,412,516
AlzChem Group AG	429	72,787
78

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Amadeus Fire AG	60	$4,241
Aroundtown SA(1)	32,838	130,321
Atoss Software SE	212	25,450
Aurubis AG	1,022	116,031
Auto1 Group SE(1)	3,489	118,072
BASF SE	15,914	845,367
Bayer AG	28,416	934,902
Bayerische Motoren Werke AG	3,778	395,256
Bayerische Motoren Werke AG, Preference Shares	926	88,662
BayWa AG(1)	414	4,697
Bechtle AG	3,984	181,093
Befesa SA	1,810	58,147
Beiersdorf AG	936	107,795
Bertrandt AG	99	2,287
Bijou Brigitte AG	397	18,303
Bilfinger SE	2,244	232,537
Borussia Dortmund GmbH & Co. KGaA	4,118	17,680
BRANICKS Group AG(1)	312	715
Brenntag SE	3,293	203,764
CANCOM SE	1,139	30,596
Ceconomy AG(1)	4,325	22,526
Cewe Stiftung & Co. KGaA	242	27,241
Commerzbank AG	23,833	909,671
Continental AG	5,425	475,692
Covestro AG(1)	5,389	374,488
CTS Eventim AG & Co. KGaA	1,657	155,325
Daimler Truck Holding AG	14,147	665,459
Delivery Hero SE(1)	1,180	31,304
Dermapharm Holding SE	489	18,815
Deutsche Bank AG	34,693	1,218,765
Deutsche Beteiligungs AG	216	6,384
Deutsche Boerse AG	2,597	764,385
Deutsche Lufthansa AG	19,192	178,923
Deutsche Pfandbriefbank AG	6,123	37,874
Deutsche Post AG	21,053	959,547
Deutsche Telekom AG	48,975	1,792,239
Deutz AG	6,477	67,417
Dr. Ing hc F Porsche AG, Preference Shares	625	33,152
Draegerwerk AG & Co. KGaA	78	5,063
Draegerwerk AG & Co. KGaA, Preference Shares	416	32,270
Duerr AG	1,507	37,407
E.ON SE	32,455	578,716
Elmos Semiconductor SE	204	19,480
ElringKlinger AG	121	673
Evonik Industries AG	8,171	157,666
Fielmann Group AG	995	60,435
flatexDEGIRO AG	6,110	202,165
Fraport AG Frankfurt Airport Services Worldwide(1)	927	79,438
Fresenius Medical Care AG, ADR	1,743	44,795
Fresenius SE & Co. KGaA	2,364	128,540
Friedrich Vorwerk Group SE	744	62,730
FUCHS SE, Preference Shares	2,604	125,012
GEA Group AG	4,744	345,301
79

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Grand City Properties SA	1,895	$24,443
Grenke AG	746	14,727
Hannover Rueck SE	959	279,206
Heidelberg Materials AG	3,813	901,959
Heidelberger Druckmaschinen AG(1)	19,780	46,591
Henkel AG & Co. KGaA	1,015	78,007
Henkel AG & Co. KGaA, Preference Shares	1,655	139,699
Hensoldt AG	1,461	151,448
HOCHTIEF AG	490	124,031
Hornbach Holding AG & Co. KGaA	641	78,020
HUGO BOSS AG	2,448	120,613
Indus Holding AG	1,246	32,738
Infineon Technologies AG	21,220	868,616
Init Innovation in Traffic Systems SE	40	2,107
Instone Real Estate Group SE	786	8,511
JOST Werke SE	365	22,374
Jungheinrich AG, Preference Shares	3,067	107,879
K&S AG	7,359	99,440
KION Group AG	3,776	245,874
Kloeckner & Co. SE	2,886	19,898
Knorr-Bremse AG	2,665	278,393
Koenig & Bauer AG(1)	246	4,437
Kontron AG	2,169	62,027
Krones AG	709	109,043
KSB SE & Co. KGaA, Preference Shares	15	15,238
KWS Saat SE & Co. KGaA	122	9,262
Lang & Schwarz AG	141	3,384
Lanxess AG	2,893	82,081
LEG Immobilien SE	1,908	159,940
Leifheit AG	4	71
Mercedes-Benz Group AG	9,309	582,602
Merck KGaA	511	64,880
MLP SE	786	6,440
MTU Aero Engines AG	2,287	1,019,241
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,618	1,032,125
Mutares SE & Co. KGaA	990	33,089
Nagarro SE	105	6,466
Nemetschek SE	1,240	171,305
Norma Group SE	783	14,564
Patrizia SE	274	2,385
Porsche Automobil Holding SE, Preference Shares	4,047	172,436
ProCredit Holding AG	1,811	19,530
Puma SE	2,183	55,017
Qiagen NV(2)	1,921	89,326
Rational AG	158	117,775
RENK Group AG	2,405	175,653
Rheinmetall AG	935	1,813,667
RTL Group SA	47	1,937
RWE AG	25,083	1,004,515
SAF-Holland SE	2,776	51,718
Salzgitter AG	1,459	38,052
SAP SE, ADR	5,262	1,432,106
Sartorius AG, Preference Shares	245	56,913
80

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Schaeffler AG	4,079	$28,223
Schott Pharma AG & Co. KGaA	1,526	40,783
Scout24 SE	1,923	249,153
Secunet Security Networks AG	91	20,579
SGL Carbon SE(1)	2,080	8,247
Siemens AG	4,788	1,327,258
Siemens Energy AG(1)	11,033	1,173,683
Siemens Healthineers AG	1,492	82,619
Siltronic AG	860	35,722
Sixt SE	687	67,959
Sixt SE, Preference Shares	830	57,881
SMA Solar Technology AG(1)	886	23,520
Steico SE	77	2,218
STO SE & Co. KGaA, Preference Shares	157	22,820
Stroeer SE & Co. KGaA	604	29,334
Suedzucker AG	3,288	38,552
Symrise AG	2,624	254,086
TAG Immobilien AG	4,674	83,739
Talanx AG	2,661	366,924
TeamViewer SE(1)	3,705	39,322
thyssenkrupp AG	34,378	363,810
UmweltBank AG(1)	260	1,544
Uniper SE(1)	92	3,984
United Internet AG	3,698	118,208
Villeroy & Boch AG, Preference Shares	155	3,083
Volkswagen AG	355	42,486
Volkswagen AG, Preference Shares	2,716	316,489
Vonovia SE	13,298	430,633
Vossloh AG	567	55,904
Wacker Chemie AG	657	50,135
Wacker Neuson SE	2,074	60,916
Washtec AG	108	4,587
Wuestenrot & Wuerttembergische AG	218	3,561
Zalando SE(1)	9,672	269,536
		32,882,809
Hong Kong — 1.8%
AIA Group Ltd.	67,868	645,042
ASMPT Ltd.	7,100	64,351
AustAsia Group Ltd.(1)	2,080	615
Bank of East Asia Ltd.	49,382	81,443
BOC Hong Kong Holdings Ltd.	71,500	324,619
Bright Smart Securities & Commodities Group Ltd.(1)(2)	84,000	126,052
Budweiser Brewing Co. APAC Ltd.(2)	14,200	15,399
Cafe de Coral Holdings Ltd.	16,000	14,437
Chow Sang Sang Holdings International Ltd.	24,000	41,367
CITIC Telecom International Holdings Ltd.	25,000	8,285
CK Asset Holdings Ltd.	31,906	150,963
CK Hutchison Holdings Ltd.	45,500	301,037
CK Infrastructure Holdings Ltd.	11,500	77,217
CLP Holdings Ltd.	34,000	287,752
Comba Telecom Systems Holdings Ltd.(1)	126,000	39,596
Cowell e Holdings, Inc.(1)(2)	11,000	48,979
Dah Sing Banking Group Ltd.	16,800	22,576
81

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Dah Sing Financial Holdings Ltd.	8,400	$38,215
Deep Source Holdings Ltd.(1)	320,000	34,172
DFI Retail Group Holdings Ltd.	18,400	58,510
Dream International Ltd.	16,000	29,362
E-Commodities Holdings Ltd.	82,000	8,849
Emperor Watch & Jewellery Ltd.	300,000	12,337
Fairwood Holdings Ltd.	2,000	1,448
Far East Consortium International Ltd.	16,500	1,629
First Pacific Co. Ltd.	24,000	20,570
Futu Holdings Ltd., ADR	705	130,848
Galaxy Entertainment Group Ltd.	8,000	42,412
Giordano International Ltd.	52,000	10,407
G-Resources Group Ltd.	18,000	24,788
Guotai Junan International Holdings Ltd.(2)	40,000	30,534
Hang Lung Group Ltd.	28,000	49,068
Hang Lung Properties Ltd.	52,176	53,268
Hang Seng Bank Ltd.	13,100	187,841
Hao Tian International Construction Investment Group Ltd.(1)	192,000	5,296
Henderson Land Development Co. Ltd.	35,000	121,455
HK Electric Investments & HK Electric Investments Ltd.	28,500	21,938
HKT Trust & HKT Ltd.	41,000	62,193
Hong Kong & China Gas Co. Ltd.	52,332	47,189
Hong Kong Exchanges & Clearing Ltd.	13,600	796,799
Hong Kong Technology Venture Co. Ltd.	27,000	4,996
Hongkong & Shanghai Hotels Ltd.(1)	1,000	746
Hongkong Land Holdings Ltd.	30,100	186,630
Hutchison Telecommunications Hong Kong Holdings Ltd.	20,000	2,847
Hysan Development Co. Ltd.	32,000	60,181
IGG, Inc.	43,000	26,194
Impro Precision Industries Ltd.	51,000	24,298
Jardine Matheson Holdings Ltd.	5,500	333,017
Johnson Electric Holdings Ltd.	27,500	101,044
JS Global Lifestyle Co. Ltd.(1)	82,500	23,225
K Wah International Holdings Ltd.	11,000	3,126
Kerry Properties Ltd.	23,000	59,652
KLN Logistics Group Ltd.	728	750
Luk Fook Holdings International Ltd.	12,000	37,476
Man Wah Holdings Ltd.	44,400	26,990
Melco Resorts & Entertainment Ltd., ADR(1)	2,192	21,789
MGM China Holdings Ltd.	800	1,643
Modern Dental Group Ltd.	6,000	4,089
MTR Corp. Ltd.	23,000	77,979
New World Development Co. Ltd.(1)(2)	29,000	24,836
Oriental Watch Holdings(2)	24,828	11,088
Pacific Basin Shipping Ltd.	281,000	78,959
Pacific Textiles Holdings Ltd.	12,000	2,298
PAX Global Technology Ltd.	25,000	20,834
PC Partner Group Ltd.	8,000	7,059
PCCW Ltd.	27,024	18,250
Perfect Medical Health Management Ltd.	7,000	1,411
Power Assets Holdings Ltd.	19,500	127,152
Sa Sa International Holdings Ltd.(2)	4,000	319
Sands China Ltd.	29,200	76,902
82

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Shangri-La Asia Ltd.	10,000	$5,863
Shun Tak Holdings Ltd.(1)(2)	58,000	5,517
Singamas Container Holdings Ltd.	96,000	9,012
Sino Land Co. Ltd.	76,408	91,032
SITC International Holdings Co. Ltd.	62,000	218,953
SJM Holdings Ltd.(1)(2)	17,500	6,526
Stella International Holdings Ltd.(2)	15,000	32,448
Sun Hung Kai & Co. Ltd.	10,000	5,326
Sun Hung Kai Properties Ltd.	25,500	301,216
Swire Pacific Ltd., Class A	13,500	115,717
Swire Properties Ltd.	12,600	34,187
Techtronic Industries Co. Ltd.	22,500	290,979
Texhong International Group Ltd.	4,000	2,412
Texwinca Holdings Ltd.	4,000	412
United Energy Group Ltd.(2)	340,000	23,942
United Laboratories International Holdings Ltd.	54,000	106,547
Value Partners Group Ltd.	10,000	3,689
Vitasoy International Holdings Ltd.	44,000	51,598
VTech Holdings Ltd.	10,000	80,784
WH Group Ltd.	302,423	324,984
Wharf Real Estate Investment Co. Ltd.	36,000	105,152
Wynn Macau Ltd.	7,600	7,028
Xinyi Glass Holdings Ltd.(2)	32,446	35,610
Yue Yuen Industrial Holdings Ltd.	30,000	53,030
		7,316,602
Ireland — 0.4%
AIB Group PLC	38,449	312,393
Bank of Ireland Group PLC	42,160	623,581
Cairn Homes PLC	18,229	47,032
Dalata Hotel Group PLC	10,417	77,675
FBD Holdings PLC	510	8,589
Glanbia PLC(2)	4,457	74,131
Glenveagh Properties PLC(1)	13,499	30,830
Kerry Group PLC, A Shares	888	81,309
Kingspan Group PLC	2,598	200,445
Origin Enterprises PLC	6,048	26,864
Uniphar PLC	8,040	38,116
		1,520,965
Israel — 1.2%
AFI Properties Ltd.(1)	174	10,967
Africa Israel Residences Ltd.	154	11,095
Airport City Ltd.(1)	1,966	35,720
Alony Hetz Properties & Investments Ltd.	3,723	42,308
Amot Investments Ltd.	5,569	39,786
Aryt Industries Ltd.	3,302	38,267
Ashdod Refinery Ltd.(1)	298	5,035
Ashtrom Group Ltd.	462	9,430
Aura Investments Ltd.	4,878	30,182
Azrieli Group Ltd.	424	40,642
Bank Hapoalim BM	13,673	267,223
Bank Leumi Le-Israel BM	18,595	357,341
Bezeq The Israeli Telecommunication Corp. Ltd.	61,767	113,579
Big Shopping Centers Ltd.	257	50,448
83

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Blue Square Real Estate Ltd.	143	$16,155
Caesarstone Ltd.(1)	67	95
Camtek Ltd.(1)	233	19,977
Carasso Motors Ltd.	1,555	18,602
Cellcom Israel Ltd.(1)	5,911	53,594
Check Point Software Technologies Ltd.(1)	666	128,631
Clal Insurance Enterprises Holdings Ltd.	2,064	105,906
CyberArk Software Ltd.(1)	220	99,717
Danel Adir Yeoshua Ltd.	230	32,613
Delek Automotive Systems Ltd.	1,513	11,773
Delek Group Ltd.	352	77,666
Delta Galil Ltd.	312	16,287
Direct Finance of Direct Group 2006 Ltd.	93	13,684
Doral Group Renewable Energy Resources Ltd.(1)	4,213	20,222
El Al Israel Airlines(1)	14,276	57,049
Elbit Systems Ltd.	306	148,853
Electra Consumer Products 1970 Ltd.	158	5,580
Electra Ltd.	28	16,708
Electra Real Estate Ltd.(1)	1,367	18,765
Energix-Renewable Energies Ltd.	6,389	24,732
Enlight Renewable Energy Ltd.(1)	1,102	31,232
Equital Ltd.(1)	507	22,275
Fattal Holdings 1998 Ltd.(1)	231	37,650
FIBI Holdings Ltd.	572	43,358
First International Bank Of Israel Ltd.	1,212	85,939
FMS Enterprises Migun Ltd.	27	1,442
Fox Wizel Ltd.	263	24,619
G City Ltd.	5,721	21,747
Gav-Yam Lands Corp. Ltd.	433	5,100
Global-e Online Ltd.(1)	527	17,633
Harel Insurance Investments & Financial Services Ltd.	2,182	72,649
Hilan Ltd.	534	42,277
ICL Group Ltd.	16,500	107,253
IDI Insurance Co. Ltd.	676	47,808
Inmode Ltd.(1)	1,128	16,852
Inrom Construction Industries Ltd.	1,146	7,022
Isracard Ltd.	4,656	18,743
Israel Corp. Ltd.	71	22,995
Israel Discount Bank Ltd., A Shares	22,658	224,465
Isras Holdings Ltd.(1)	133	15,411
Isras Investment Co. Ltd.	46	12,092
Ituran Location & Control Ltd.	946	31,899
Kamada Ltd.	160	1,111
Kenon Holdings Ltd.	648	30,558
Land Development Nimrodi Group Ltd.	808	8,379
M Yochananof & Sons Ltd.	315	27,532
Malam-Team Holding Ltd.(1)	104	6,459
Matrix IT Ltd.	1,075	37,828
Max Stock Ltd.	3,759	21,637
Mediterranean Towers Ltd.	327	1,244
Mega Or Holdings Ltd.	162	7,898
Melisron Ltd.	469	54,961
Menora Mivtachim Holdings Ltd.	483	46,823
84

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Migdal Insurance & Financial Holdings Ltd.	14,966	$53,910
Mivne Real Estate KD Ltd.	11,516	42,193
Mivtach Shamir Holdings Ltd.	231	19,170
Mizrahi Tefahot Bank Ltd.	2,395	156,410
Monday.com Ltd.(1)	252	48,636
Neto Malinda Trading Ltd.	370	14,195
Next Vision Stabilized Systems Ltd.	1,827	76,030
Nexxen International Ltd.(1)	2,395	24,035
Nice Ltd., ADR(1)	610	86,224
Nova Ltd.(1)	378	100,461
Novolog Ltd.	5,599	2,454
Oddity Tech Ltd., Class A(1)	853	51,359
Oil Refineries Ltd.	133,147	32,998
One Software Technologies Ltd.	1,687	41,177
Partner Communications Co. Ltd.	6,437	60,339
Paz Retail & Energy Ltd.	298	56,211
Perion Network Ltd.(1)	533	4,905
Phoenix Financial Ltd.	6,095	215,522
Qualitau Ltd.	214	25,092
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	494	44,995
Retailors Ltd.	194	3,577
Sapiens International Corp. NV	45	1,926
Scope Metals Group Ltd.	181	7,959
Shapir Engineering & Industry Ltd.	1,813	14,331
Shikun & Binui Ltd.(1)	12,876	56,998
Shufersal Ltd.	7,233	89,787
Strauss Group Ltd.	1,465	38,578
Summit Real Estate Holdings Ltd.	420	8,159
Tamar Petroleum Ltd.	2,297	28,692
Tel Aviv Stock Exchange Ltd.	2,723	63,206
Tera Light Ltd.(1)	69	220
Teva Pharmaceutical Industries Ltd., ADR(1)	9,970	183,249
Tower Semiconductor Ltd.(1)	1,869	111,757
Wix.com Ltd.(1)	297	41,901
ZIM Integrated Shipping Services Ltd.	3,993	54,345
		4,954,524
Italy — 2.9%
A2A SpA	76,876	193,163
ACEA SpA(2)	3,191	75,480
Amplifon SpA(2)	1,006	18,322
Arnoldo Mondadori Editore SpA	10,118	24,574
Ascopiave SpA	1,761	6,481
Azimut Holding SpA	5,962	213,900
Banca Generali SpA	2,979	173,474
Banca IFIS SpA	1,277	34,523
Banca Mediolanum SpA	9,832	198,878
Banca Monte dei Paschi di Siena SpA	32,339	296,753
Banco BPM SpA	25,745	353,198
BPER Banca SpA	65,750	682,949
Brembo NV(2)	1,664	18,421
Brunello Cucinelli SpA	889	102,834
Buzzi SpA	1,417	71,954
Carel Industries SpA(2)	333	9,079
85

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Cementir Holding NV	699	$11,484
CIR SpA-Compagnie Industriali(1)	10,844	7,991
Credito Emiliano SpA	1,683	26,461
d'Amico International Shipping SA	4,527	21,062
Danieli & C Officine Meccaniche SpA(2)	239	11,189
Danieli & C Officine Meccaniche SpA, Preference Shares	1,586	53,278
Davide Campari-Milano NV(2)	2,453	18,478
De' Longhi SpA	2,128	74,532
DiaSorin SpA(2)	42	4,237
Digital Value SpA(2)	81	3,095
doValue SpA(1)	805	2,619
Enav SpA	4,093	20,146
Enel SpA	74,758	689,878
Eni SpA, ADR(2)	24,894	890,458
ERG SpA	3,879	93,762
Ferrari NV	1,072	510,152
Fila SpA	2,447	24,968
Fincantieri SpA(1)	6,802	162,134
FinecoBank Banca Fineco SpA	19,138	420,114
Generali	5,487	214,196
Hera SpA	39,266	168,771
Infrastrutture Wireless Italiane SpA(2)	943	11,433
Interpump Group SpA	205	9,742
Intesa Sanpaolo SpA	156,201	983,371
Iren SpA	45,547	137,600
Italgas SpA	30,994	278,591
Iveco Group NV	12,972	278,922
Juventus Football Club SpA(1)(2)	6,111	20,972
Leonardo SpA	4,135	234,903
Maire SpA	6,298	90,967
MARR SpA(2)	1,757	19,884
Mediobanca Banca di Credito Finanziario SpA	5,481	132,763
MFE-MediaForEurope NV, Class A(2)	13,397	48,805
MFE-MediaForEurope NV, Class B(2)	5,676	30,185
Moncler SpA(2)	2,625	152,788
NewPrinces SpA(1)	1,192	35,009
Nexi SpA	1,732	10,991
OVS SpA	9,129	44,021
Piaggio & C SpA(2)	5,336	12,474
Poste Italiane SpA	7,484	175,287
Prysmian SpA	2,699	235,550
RAI Way SpA	6,420	45,393
Recordati Industria Chimica e Farmaceutica SpA	641	39,632
Reply SpA	416	59,941
Saipem SpA(2)	56,299	158,200
Salvatore Ferragamo SpA(1)(2)	1,517	8,347
Sanlorenzo SpA(2)	180	6,884
Snam SpA	55,574	338,293
SOL SpA	1,627	98,435
Stellantis NV	20,661	197,835
Technogym SpA	5,742	98,060
Telecom Italia SpA(1)	49,767	23,868
Telecom Italia SpA, Preference Shares(1)	37,591	20,309
86

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Tenaris SA, ADR	1,830	$66,228
Terna - Rete Elettrica Nazionale	9,784	98,350
TREVI - Finanziaria Industriale SpA(1)	35,154	20,173
UniCredit SpA	18,070	1,397,619
Unipol Assicurazioni SpA	5,271	110,127
Webuild SpA(2)	33,093	149,120
		11,784,060
Japan — 21.4%
& ST HD Co. Ltd.	1,100	22,508
77 Bank Ltd.	2,200	84,396
A&D HOLON Holdings Co. Ltd.	2,000	26,820
ABC-Mart, Inc.(2)	2,000	39,729
Acom Co. Ltd.(2)	12,500	39,084
ADEKA Corp.	3,000	66,750
Advantest Corp.	10,200	779,989
Adventure, Inc.	200	4,182
Aeon Co. Ltd.(2)	45,330	549,900
AEON Financial Service Co. Ltd.(2)	3,500	35,175
Aeon Hokkaido Corp.	3,200	19,856
AGC, Inc.	7,400	232,044
Aica Kogyo Co. Ltd.	1,300	33,405
Aichi Corp.	2,100	18,777
Aichi Financial Group, Inc.	1,966	38,764
Aichi Steel Corp.	3,600	70,371
Aida Engineering Ltd.	200	1,244
Aiful Corp.	16,300	51,706
Ain Holdings, Inc.	400	16,560
Air Water, Inc.	8,700	151,253
Aisan Industry Co. Ltd.	2,700	35,649
Aisin Corp.	18,500	304,445
Ajinomoto Co., Inc.	7,200	195,258
Akatsuki, Inc.	100	2,029
Akita Bank Ltd.	1,000	23,823
Alconix Corp.	1,900	27,880
Alfresa Holdings Corp.	5,900	88,786
Alpen Co. Ltd.(2)	400	6,441
Alps Alpine Co. Ltd.	8,100	98,828
ALSOK Co. Ltd.	8,500	65,025
Altech Corp.	300	5,907
Amada Co. Ltd.	6,300	80,055
Amano Corp.	1,300	37,136
Amvis Holdings, Inc.	400	1,720
ANA Holdings, Inc.	5,800	116,935
Anicom Holdings, Inc.	4,100	24,956
Anritsu Corp.	4,300	50,459
Anycolor, Inc.	1,000	32,189
AOKI Holdings, Inc.	2,600	31,504
Aoyama Trading Co. Ltd.(2)	1,700	28,219
Aozora Bank Ltd.(2)	2,800	43,439
Appier Group, Inc.	1,900	19,814
ARCLANDS Corp.	2,022	24,817
Arcs Co. Ltd.(2)	1,400	28,687
Arealink Co. Ltd.	1,300	22,425
87

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Argo Graphics, Inc.	700	$22,321
Arisawa Manufacturing Co. Ltd.	200	2,182
Artience Co. Ltd.	1,300	26,971
As One Corp.	400	6,837
Asahi Co. Ltd.(2)	300	2,802
Asahi Diamond Industrial Co. Ltd.	1,700	9,322
Asahi Group Holdings Ltd.	4,800	60,320
Asahi Intecc Co. Ltd.	1,400	23,967
Asahi Kasei Corp.	35,300	288,068
Asahi Yukizai Corp.(2)	500	15,123
Asanuma Corp.	5,000	28,984
Asics Corp.	14,000	376,342
ASKA Pharmaceutical Holdings Co. Ltd.	500	8,302
ASKUL Corp.	1,100	11,261
Astellas Pharma, Inc.	25,600	281,028
Astena Holdings Co. Ltd.	1,500	5,272
Aucnet, Inc.	2,000	26,120
Autobacs Seven Co. Ltd.	2,500	26,521
Avant Group Corp.	1,200	12,399
Awa Bank Ltd.	1,500	35,060
Axial Retailing, Inc.	5,100	39,891
Azbil Corp.	3,200	32,028
AZ-COM MARUWA Holdings, Inc.	3,300	26,512
Bandai Namco Holdings, Inc.	10,300	354,136
Bando Chemical Industries Ltd.	2,300	31,105
Bank of Iwate Ltd.	200	5,030
Bank of Nagoya Ltd.	600	40,914
Bank of the Ryukyus Ltd.(2)	900	8,041
Base Co. Ltd.	300	7,349
BayCurrent, Inc.	2,800	158,866
Belc Co. Ltd.(2)	400	19,994
Belluna Co. Ltd.	800	5,441
Bic Camera, Inc.(2)	3,100	33,238
BIPROGY, Inc.	3,300	142,107
BML, Inc.	800	19,253
Bridgestone Corp.	11,000	496,930
Brother Industries Ltd.	7,800	131,436
C Uyemura & Co. Ltd.	400	28,321
Calbee, Inc.	1,300	23,629
Canon Electronics, Inc.	1,300	22,995
Canon Marketing Japan, Inc.	2,400	93,036
Canon, Inc.(2)	6,100	178,517
Capcom Co. Ltd.	3,600	97,146
Carenet, Inc.	800	6,212
Cawachi Ltd.	200	3,801
Celsys, Inc.	900	10,520
Central Automotive Products Ltd.	1,800	22,917
Central Glass Co. Ltd.	1,000	22,792
Central Japan Railway Co.	16,700	444,189
Chiba Bank Ltd.	9,600	98,208
Chiba Kogyo Bank Ltd.(2)	3,100	31,499
Chori Co. Ltd.	300	7,877
Chubu Electric Power Co., Inc.	8,900	122,551
88

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Chubu Shiryo Co. Ltd.	400	$4,705
Chubu Steel Plate Co. Ltd.(2)	1,400	21,092
Chudenko Corp.	1,100	28,834
Chugai Pharmaceutical Co. Ltd.	4,900	216,537
Chugin Financial Group, Inc.	5,200	74,061
Chugoku Electric Power Co., Inc.	5,800	34,788
Chugoku Marine Paints Ltd.	1,300	31,037
Citizen Watch Co. Ltd.	6,900	47,284
CKD Corp.	3,500	57,426
CMK Corp.	4,300	10,514
Coca-Cola Bottlers Japan Holdings, Inc.	4,900	85,807
Colowide Co. Ltd.	1,200	15,891
Computer Engineering & Consulting Ltd.	300	4,699
COMSYS Holdings Corp.	4,500	112,720
Comture Corp.	1,600	18,611
Concordia Financial Group Ltd.	21,300	160,716
Cosmo Energy Holdings Co. Ltd.	2,400	115,339
Cosmos Pharmaceutical Corp.	1,000	60,578
Cover Corp.(1)(2)	1,100	15,827
Create Restaurants Holdings, Inc.	4,800	25,910
Credit Saison Co. Ltd.	5,200	132,048
Creek & River Co. Ltd.	500	4,980
Cresco Ltd.	1,700	19,733
CTI Engineering Co. Ltd.	1,600	31,869
Curves Holdings Co. Ltd.	3,800	21,373
CyberAgent, Inc.	7,700	93,103
Cybozu, Inc.	700	18,091
Dai Nippon Printing Co. Ltd.	4,400	73,698
Daicel Corp.	7,700	70,867
Dai-Dan Co. Ltd.	400	15,586
Daido Steel Co. Ltd.	5,000	42,777
Daiei Kankyo Co. Ltd.	1,500	34,207
Daifuku Co. Ltd.	6,300	198,288
Daihatsu Infinearth Mfg Co. Ltd.	1,400	30,279
Daiichi Jitsugyo Co. Ltd.	600	10,992
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	200	934
Dai-ichi Life Holdings, Inc.	58,800	482,487
Daiichi Sankyo Co. Ltd.	17,400	416,063
Daiichikosho Co. Ltd.	3,200	36,643
Daikin Industries Ltd.	2,700	337,323
Daikoku Denki Co. Ltd.(2)	600	10,483
Daikokutenbussan Co. Ltd.	200	10,131
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	400	10,369
Daio Paper Corp.	5,500	32,539
Daiseki Co. Ltd.(2)	660	15,943
Daishi Hokuetsu Financial Group, Inc.	2,900	77,528
Daishinku Corp.	1,400	5,488
Daito Pharmaceutical Co. Ltd.	440	3,661
Daito Trust Construction Co. Ltd.	1,600	170,259
Daitron Co. Ltd.	800	22,273
Daiwa House Industry Co. Ltd.	11,400	402,793
Daiwa Securities Group, Inc.	18,400	142,643
Daiwabo Holdings Co. Ltd.	3,800	80,568
89

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
DCM Holdings Co. Ltd.(2)	3,600	$36,064
Denka Co. Ltd.	2,300	34,785
Denso Corp.	22,500	322,415
Dentsu Group, Inc.	1,900	37,517
Dentsu Soken, Inc.	400	17,911
Denyo Co. Ltd.	200	3,834
Dexerials Corp.	8,300	111,751
DIC Corp.	3,800	87,883
Digital Arts, Inc.	300	15,683
Digital Garage, Inc.	900	22,306
Dip Corp.(2)	1,600	25,446
Disco Corp.	700	191,524
DKS Co. Ltd.	600	22,743
DMG Mori Co. Ltd.	3,600	74,865
Doshisha Co. Ltd.	400	7,087
Doutor Nichires Holdings Co. Ltd.	1,400	24,410
Dowa Holdings Co. Ltd.	1,500	52,665
DTS Corp.	700	24,681
Duskin Co. Ltd.	800	21,358
DyDo Group Holdings, Inc.(2)	1,300	21,771
Eagle Industry Co. Ltd.	200	3,407
East Japan Railway Co.	20,800	510,338
Ebara Corp.	13,000	267,310
EDION Corp.	2,400	32,992
Eisai Co. Ltd.(2)	1,400	42,802
Eizo Corp.	1,200	18,183
Elecom Co. Ltd.	2,100	26,222
Electric Power Development Co. Ltd.	6,500	123,923
en Japan, Inc.	1,300	15,517
ENEOS Holdings, Inc.	70,000	414,498
Enplas Corp.	300	10,448
eRex Co. Ltd.	3,700	17,802
ESPEC Corp.	200	4,605
Exedy Corp.	1,200	43,180
EXEO Group, Inc.	7,200	106,213
FANUC Corp.	4,200	116,758
Fast Retailing Co. Ltd.	1,500	468,869
FCC Co. Ltd.	2,500	53,131
Ferrotec Corp.	3,000	78,411
First Bank of Toyama Ltd.(2)	3,100	27,137
Fixstars Corp.(2)	800	10,239
Food & Life Cos. Ltd.	2,000	115,359
Foster Electric Co. Ltd.	100	1,465
FP Corp.	1,300	23,169
France Bed Holdings Co. Ltd.	200	1,718
Fudo Tetra Corp.	1,500	26,746
Fuji Co. Ltd.(2)	1,600	21,812
Fuji Corp. /Aichi(2)	2,900	53,982
Fuji Electric Co. Ltd.	3,000	188,914
Fuji Kyuko Co. Ltd.	200	2,893
Fuji Media Holdings, Inc.	1,600	35,964
Fuji Oil Co. Ltd.	1,300	32,159
Fuji Seal International, Inc.	1,400	27,367
90

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Fujibo Holdings, Inc.	700	$30,259
Fujicco Co. Ltd.	200	2,207
FUJIFILM Holdings Corp.	9,800	232,169
Fujikura Composites, Inc.	700	8,739
Fujikura Ltd.	8,100	687,195
Fujita Kanko, Inc.	400	31,688
Fujitsu Ltd.	26,100	628,075
Fujiya Co. Ltd.	300	5,180
Fukuda Corp.	200	7,960
Fukuda Denshi Co. Ltd.	500	22,852
Fukui Computer Holdings, Inc.	500	11,224
Fukuoka Financial Group, Inc.	3,300	98,882
Fukuyama Transporting Co. Ltd.	1,000	23,779
FULLCAST Holdings Co. Ltd.	700	8,386
Funai Soken Holdings, Inc.	800	13,714
Furukawa Co. Ltd.	1,900	36,113
Furukawa Electric Co. Ltd.	2,800	174,538
Furuno Electric Co. Ltd.(2)	2,100	79,613
Furyu Corp.	700	5,044
Fuso Chemical Co. Ltd.	900	28,395
Futaba Industrial Co. Ltd.	4,100	26,267
Future Corp.	600	9,294
Fuyo General Lease Co. Ltd.	2,400	71,080
G-7 Holdings, Inc.	200	1,822
GA Technologies Co. Ltd.(1)	1,800	26,250
Gakken Holdings Co. Ltd.	1,500	10,571
Galilei Co. Ltd.	400	9,911
Genki Global Dining Concepts Corp.(2)	1,200	27,839
Genky DrugStores Co. Ltd.	1,300	39,919
Geo Holdings Corp.	1,900	21,332
GLOBERIDE, Inc.	400	6,427
Glory Ltd.	3,100	80,371
GMO Financial Holdings, Inc.(2)	1,200	8,091
GMO internet group, Inc.	2,400	64,217
GMO Payment Gateway, Inc.	1,100	62,974
Godo Steel Ltd.	700	19,622
Goldcrest Co. Ltd.(2)	500	11,414
Goldwin, Inc.	600	29,429
GS Yuasa Corp.	3,200	71,733
G-Tekt Corp.	900	12,037
Gunma Bank Ltd.	8,300	86,743
Gunze Ltd.	800	20,307
H.U. Group Holdings, Inc.(2)	1,800	44,763
H2O Retailing Corp.	4,800	67,536
Hachijuni Bank Ltd.	8,200	79,863
Hagiwara Electric Holdings Co. Ltd.	700	16,962
Hakuhodo DY Holdings, Inc.	5,500	44,086
Halows Co. Ltd.	600	20,845
Hamakyorex Co. Ltd.	4,000	40,812
Hamamatsu Photonics KK	2,600	27,288
Hankyu Hanshin Holdings, Inc.	1,900	56,253
Hanwa Co. Ltd.	1,300	55,812
Happinet Corp.	600	28,095
91

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Haseko Corp.	5,200	$85,942
Hazama Ando Corp.	9,000	104,693
Heiwa Corp.(2)	2,000	29,596
Heiwado Co. Ltd.(2)	1,000	19,299
Hikari Tsushin, Inc.	200	53,257
Hino Motors Ltd.(1)	19,800	51,338
Hirata Corp.	1,600	19,635
Hirogin Holdings, Inc.	6,800	64,616
Hirose Electric Co. Ltd.	600	77,687
HIS Co. Ltd.	3,300	33,389
Hitachi Construction Machinery Co. Ltd.	4,500	138,340
Hitachi Ltd.	51,000	1,374,114
Hogy Medical Co. Ltd.	100	3,590
Hokkaido Electric Power Co., Inc.(2)	5,300	41,656
Hokko Chemical Industry Co. Ltd.	200	2,165
Hokkoku Financial Holdings, Inc.(2)	700	29,071
Hokuetsu Corp.	3,800	26,325
Hokuhoku Financial Group, Inc.	4,300	108,312
Hokuriku Electric Power Co.(2)	2,600	15,925
Hokuto Corp.	200	2,547
Honda Motor Co. Ltd., ADR(2)	26,556	886,970
H-One Co. Ltd.	2,300	22,983
Hoosiers Holdings Co. Ltd.(2)	200	1,742
Horiba Ltd.	1,700	126,229
Hoshizaki Corp.	600	23,068
Hosiden Corp.	800	12,426
Hosokawa Micron Corp.	200	7,681
House Foods Group, Inc.	600	11,548
Hoya Corp.	1,884	243,275
HS Holdings Co. Ltd.	200	1,434
Hulic Co. Ltd.	3,900	41,834
Hyakugo Bank Ltd.	8,800	49,277
Hyakujushi Bank Ltd.	1,000	33,595
Ibiden Co. Ltd.	5,500	264,134
Icom, Inc.	200	3,891
Idec Corp.	800	13,200
Idemitsu Kosan Co. Ltd.	28,000	185,759
IDOM, Inc.	900	6,117
IHI Corp.	5,000	519,610
Iida Group Holdings Co. Ltd.	5,200	81,564
Iino Kaiun Kaisha Ltd.(2)	3,000	24,308
Inaba Denki Sangyo Co. Ltd.	1,800	50,615
Inabata & Co. Ltd.	2,300	53,884
Ines Corp.	100	1,207
I-Net Corp.	100	1,197
Infomart Corp.	200	501
INFRONEER Holdings, Inc.	10,084	100,639
Inpex Corp.	25,600	434,999
Insource Co. Ltd.	1,600	10,290
Intage Holdings, Inc.	200	2,404
Integral Corp.(2)	800	20,573
Internet Initiative Japan, Inc.	3,900	73,386
IR Japan Holdings Ltd.	100	505
92

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Iriso Electronics Co. Ltd.	1,200	$23,604
Iseki & Co. Ltd.	500	6,848
Isetan Mitsukoshi Holdings Ltd.	3,400	56,562
Ishihara Sangyo Kaisha Ltd.	2,500	41,567
Isuzu Motors Ltd.	17,700	231,846
Ito En Ltd.	3,600	82,669
ITOCHU Corp.	6,100	344,581
Itochu Enex Co. Ltd.	3,700	48,533
Itochu-Shokuhin Co. Ltd.	400	27,279
Itoham Yonekyu Holdings, Inc.	520	19,953
IwaiCosmo Holdings, Inc.	1,500	26,750
Iwatani Corp.	7,000	76,276
Iyogin Holdings, Inc.	9,100	125,628
Izumi Co. Ltd.	1,300	28,589
J Front Retailing Co. Ltd.(2)	11,700	181,147
J Trust Co. Ltd.	1,200	3,592
JAC Recruitment Co. Ltd.	1,200	8,915
Jaccs Co. Ltd.(2)	900	26,102
JAFCO Group Co. Ltd.	2,100	36,667
Japan Airlines Co. Ltd.	5,200	110,581
Japan Airport Terminal Co. Ltd.	2,200	75,399
Japan Aviation Electronics Industry Ltd.	2,300	39,217
Japan Electronic Materials Corp.(2)	1,300	24,462
Japan Elevator Service Holdings Co. Ltd.	1,800	47,147
Japan Exchange Group, Inc.	10,600	110,793
Japan Lifeline Co. Ltd.	2,400	23,519
Japan Material Co. Ltd.	500	5,012
Japan Petroleum Exploration Co. Ltd.	6,500	53,319
Japan Post Bank Co. Ltd.	16,200	203,636
Japan Post Holdings Co. Ltd.	31,900	325,520
Japan Post Insurance Co. Ltd.	3,400	95,196
Japan Pulp & Paper Co. Ltd.	2,000	9,406
Japan Steel Works Ltd.	600	36,070
Japan Wool Textile Co. Ltd.	700	7,576
JBCC Holdings, Inc.	2,100	19,496
JCU Corp.	1,000	28,869
JDC Corp.	200	665
Jeol Ltd.	1,400	43,794
JFE Holdings, Inc.	20,700	257,338
JGC Holdings Corp.	4,900	46,673
JINS Holdings, Inc.(2)	600	32,469
J-Oil Mills, Inc.	1,500	20,699
Joshin Denki Co. Ltd.	300	5,093
Joyful Honda Co. Ltd.	900	13,013
JSB Co. Ltd.(2)	400	10,589
JTEKT Corp.	7,500	73,268
Juki Corp.(1)	1,000	2,864
Juroku Financial Group, Inc.	1,000	36,723
Justsystems Corp.	600	18,759
JVCKenwood Corp.	9,700	80,958
Kadokawa Corp.	400	9,189
Kaga Electronics Co. Ltd.	2,300	53,781
Kajima Corp.	4,200	124,893
93

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Kakaku.com, Inc.	3,800	$70,642
Kameda Seika Co. Ltd.	800	22,514
Kamei Corp.	1,600	30,646
Kamigumi Co. Ltd.	2,800	83,987
Kanadevia Corp.	7,700	51,408
Kanamoto Co. Ltd.	2,200	52,234
Kandenko Co. Ltd.	4,500	121,277
Kaneka Corp.	2,500	73,124
Kanematsu Corp.	4,500	94,710
Kansai Electric Power Co., Inc.	14,400	199,795
Kansai Paint Co. Ltd.	3,100	52,212
Kanto Denka Kogyo Co. Ltd.	1,200	6,905
Kao Corp.	4,000	181,744
Kawada Technologies, Inc.	1,200	32,971
Kawasaki Heavy Industries Ltd.	5,100	308,495
Kawasaki Kisen Kaisha Ltd.(2)	5,400	82,524
KDDI Corp.	45,200	781,206
KeePer Technical Laboratory Co. Ltd.(2)	300	6,829
Keihan Holdings Co. Ltd.	4,500	98,191
Keihanshin Building Co. Ltd.	300	3,184
Keikyu Corp.	7,200	75,753
Keio Corp.	3,000	75,365
Keisei Electric Railway Co. Ltd.	1,500	13,803
KEIWA, Inc.	400	3,001
Keiyo Bank Ltd.	4,500	36,731
Kewpie Corp.	1,900	53,404
Keyence Corp.	800	304,994
KH Neochem Co. Ltd.	1,200	22,740
Kikkoman Corp.(2)	2,500	21,457
Kinden Corp.	2,300	82,037
Kintetsu Group Holdings Co. Ltd.	6,600	132,415
Kirin Holdings Co. Ltd.	5,600	81,293
Kissei Pharmaceutical Co. Ltd.	400	11,747
Kitanotatsujin Corp.(2)	200	201
Kitz Corp.	2,700	27,415
Kiyo Bank Ltd.	2,900	56,760
Koa Corp.	2,100	16,374
Koatsu Gas Kogyo Co. Ltd.	200	1,447
Kobe Bussan Co. Ltd.(2)	1,200	33,751
Kobe Steel Ltd.(2)	11,700	143,580
Koei Tecmo Holdings Co. Ltd.	1,020	13,375
Kohnan Shoji Co. Ltd.(2)	1,100	29,712
Koito Manufacturing Co. Ltd.	3,500	49,781
Kojima Co. Ltd.(2)	1,100	8,354
Kokuyo Co. Ltd.	2,000	12,398
Komatsu Ltd.	13,300	450,263
KOMEDA Holdings Co. Ltd.(2)	800	16,484
Komeri Co. Ltd.	1,100	24,827
Komori Corp.	1,500	15,599
Konami Group Corp.	1,100	165,922
Konica Minolta, Inc.(1)	24,300	82,561
Konishi Co. Ltd.	800	7,016
Konoike Transport Co. Ltd.	1,400	32,252
94

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Koshidaka Holdings Co. Ltd.(2)	1,800	$16,828
Kotobuki Spirits Co. Ltd.	3,300	40,696
KPP Group Holdings Co. Ltd.	2,100	11,640
Krosaki Harima Corp.	1,200	33,472
KRS Corp.(2)	900	20,705
K's Holdings Corp.	5,300	54,011
Kubota Corp.	11,700	135,276
Kumiai Chemical Industry Co. Ltd.	3,700	21,063
Kura Sushi, Inc.	1,100	28,190
Kurabo Industries Ltd.(2)	800	41,206
Kuraray Co. Ltd.	10,800	128,679
Kureha Corp.	1,500	38,834
Kurimoto Ltd.	600	31,779
Kurita Water Industries Ltd.	3,400	115,055
Kusuri No. Aoki Holdings Co. Ltd.	2,100	55,732
KYB Corp.	1,800	46,355
Kyocera Corp.	7,600	101,078
Kyoei Steel Ltd.	1,500	23,130
Kyokuto Kaihatsu Kogyo Co. Ltd.	400	7,443
Kyokuyo Co. Ltd.	900	28,493
Kyoritsu Maintenance Co. Ltd.(2)	2,800	63,655
Kyoto Financial Group, Inc.	3,600	71,074
Kyowa Kirin Co. Ltd.	1,500	25,906
Kyushu Electric Power Co., Inc.	11,100	116,764
Kyushu Financial Group, Inc.	2,500	14,768
Kyushu Railway Co.	5,200	143,630
Lacto Japan Co. Ltd.	800	21,603
Lasertec Corp.	800	83,056
LEC, Inc.	400	3,227
Leopalace21 Corp.	9,300	43,760
Life Corp.(2)	2,000	33,379
Lifedrink Co., Inc.	2,400	42,687
Lintec Corp.	1,600	37,233
Lion Corp.	2,400	25,628
LITALICO, Inc.	500	4,556
Lixil Corp.	10,400	135,298
LY Corp.	25,100	79,466
M&A Capital Partners Co. Ltd.	1,100	23,294
M3, Inc.	3,100	45,463
Mabuchi Motor Co. Ltd.	3,600	61,603
Macnica Holdings, Inc.	4,100	55,780
Maeda Kosen Co. Ltd.	1,700	20,606
Makino Milling Machine Co. Ltd.	600	46,857
Makita Corp.	5,100	172,183
Mani, Inc.(2)	200	1,672
MarkLines Co. Ltd.	400	5,610
Marubeni Corp.	7,000	158,866
Marudai Food Co. Ltd.	200	2,658
Maruha Nichiro Corp.	2,300	51,385
Marui Group Co. Ltd.	6,700	144,011
Maruichi Steel Tube Ltd.	600	15,454
MARUKA FURUSATO Corp.	500	7,690
Marusan Securities Co. Ltd.	1,100	7,149
95

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Maruwa Co. Ltd.	200	$53,966
Maruzen Showa Unyu Co. Ltd.	700	34,521
Matsuda Sangyo Co. Ltd.	1,200	31,126
Matsui Securities Co. Ltd.	1,500	7,905
MatsukiyoCocokara & Co.	8,300	171,446
Matsuyafoods Holdings Co. Ltd.	500	23,635
Maxell Ltd.	1,400	19,558
Mazda Motor Corp.	23,600	157,456
McDonald's Holdings Co. Japan Ltd.	2,500	111,190
MCJ Co. Ltd.	2,900	27,968
Mebuki Financial Group, Inc.	20,300	124,787
Media Do Co. Ltd.	200	2,470
Medipal Holdings Corp.	3,000	53,155
Megachips Corp.	800	31,082
Megmilk Snow Brand Co. Ltd.	2,600	50,110
Meidensha Corp.	2,200	86,434
MEIJI Holdings Co. Ltd.	4,400	91,518
Meiko Electronics Co. Ltd.	1,400	91,156
Meisei Industrial Co. Ltd.	2,500	27,497
MEITEC Group Holdings, Inc.	2,600	57,614
Menicon Co. Ltd.	1,100	8,938
Mercari, Inc.(1)	4,700	79,197
METAWATER Co. Ltd.	1,600	32,537
Micronics Japan Co. Ltd.(2)	2,100	65,265
MIMAKI ENGINEERING Co. Ltd.	1,500	17,927
Minebea Mitsumi, Inc.	2,600	44,307
Mirait One Corp.	3,900	75,007
Mirarth Holdings, Inc.	7,600	20,287
Miroku Jyoho Service Co. Ltd.	200	2,487
MISUMI Group, Inc.	6,300	95,549
Mitsuba Corp.	200	1,262
Mitsubishi Chemical Group Corp.	36,700	208,541
Mitsubishi Corp.(2)	20,900	471,857
Mitsubishi Electric Corp.	13,300	317,511
Mitsubishi Estate Co. Ltd.	17,700	377,055
Mitsubishi Gas Chemical Co., Inc.	3,700	66,756
Mitsubishi HC Capital, Inc.	24,830	203,686
Mitsubishi Heavy Industries Ltd.	39,100	986,579
Mitsubishi Kakoki Kaisha Ltd.(2)	1,500	27,368
Mitsubishi Logisnext Co. Ltd.(2)	2,200	27,454
Mitsubishi Logistics Corp.	5,000	41,464
Mitsubishi Materials Corp.	4,200	71,957
Mitsubishi Motors Corp.(2)	20,900	56,933
Mitsubishi Research Institute, Inc.	400	12,973
Mitsubishi UFJ Financial Group, Inc., ADR	110,438	1,688,597
Mitsui & Co. Ltd.	11,000	253,235
Mitsui Chemicals, Inc.	7,100	173,846
Mitsui DM Sugar Co. Ltd.	100	2,204
Mitsui E&S Co. Ltd.	6,200	190,981
Mitsui Fudosan Co. Ltd.	27,600	291,794
Mitsui High-Tec, Inc.(2)	5,200	29,793
Mitsui Matsushima Holdings Co. Ltd.(2)	500	21,145
Mitsui Mining & Smelting Co. Ltd.	3,100	218,582
96

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Mitsui OSK Lines Ltd.(2)	6,900	$221,416
Mitsui-Soko Holdings Co. Ltd.	3,000	85,050
Mitsuuroko Group Holdings Co. Ltd.	1,800	26,302
Miura Co. Ltd.	3,500	66,996
MIXI, Inc.	300	6,648
Miyaji Engineering Group, Inc.(2)	2,000	27,636
Miyazaki Bank Ltd.	300	8,907
Mizuho Financial Group, Inc., ADR	151,792	1,001,827
Mizuho Leasing Co. Ltd.	6,700	57,996
Mizuho Medy Co. Ltd.	600	6,376
Mochida Pharmaceutical Co. Ltd.	100	2,104
Modec, Inc.	2,800	149,704
Monogatari Corp.	1,200	34,046
MonotaRO Co. Ltd.	4,400	75,815
Moriroku Co. Ltd.	400	6,638
Morita Holdings Corp.	2,000	29,823
MrMax Holdings Ltd.	400	2,350
MS&AD Insurance Group Holdings, Inc.	23,400	544,327
Mugen Estate Co. Ltd.	1,400	19,246
m-up Holdings, Inc.	900	15,089
Murata Manufacturing Co. Ltd.	6,700	108,162
Musashi Seimitsu Industry Co. Ltd.	2,400	52,895
Musashino Bank Ltd.	1,500	38,985
Nachi-Fujikoshi Corp.	500	11,656
Nagase & Co. Ltd.	3,900	83,386
Nagoya Railroad Co. Ltd.	8,700	99,350
Namura Shipbuilding Co. Ltd.(2)	3,600	85,133
Nankai Electric Railway Co. Ltd.	3,900	69,835
Nanto Bank Ltd.	1,300	43,537
NEC Corp.	14,000	426,310
Nexon Co. Ltd.	1,200	27,155
NGK Insulators Ltd.	7,200	113,644
NH Foods Ltd.	2,200	83,128
NHK Spring Co. Ltd.	7,500	93,729
Nichias Corp.	1,500	57,750
Nichicon Corp.	1,400	13,018
Nichiha Corp.	1,300	25,571
Nichirei Corp.	5,400	62,285
Nichireki Group Co. Ltd.	100	1,897
NIDEC Corp.	11,546	249,189
Nifco, Inc.	3,000	86,121
Nihon Chouzai Co. Ltd.	1,000	26,493
Nihon Dempa Kogyo Co. Ltd.	1,000	6,237
Nihon Dengi Co. Ltd.	700	25,021
Nihon Flush Co. Ltd.	400	2,166
Nihon M&A Center Holdings, Inc.	12,500	63,627
Nihon Nohyaku Co. Ltd.	3,400	22,451
Nihon Parkerizing Co. Ltd.	2,300	22,100
Nikkiso Co. Ltd.	3,200	32,182
Nikkon Holdings Co. Ltd.	2,800	60,425
Nikon Corp.	7,200	80,825
Nintendo Co. Ltd.	5,200	463,782
Nippn Corp.	1,400	21,611
97

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Nippon Carbon Co. Ltd.	400	$11,271
Nippon Chemi-Con Corp.(1)(2)	500	4,733
Nippon Coke & Engineering Co. Ltd.(1)	7,500	5,287
Nippon Denko Co. Ltd.	2,400	5,357
Nippon Densetsu Kogyo Co. Ltd.	2,100	38,625
Nippon Electric Glass Co. Ltd.	1,600	48,724
NIPPON EXPRESS HOLDINGS, Inc.	9,300	203,456
Nippon Gas Co. Ltd.	1,900	36,500
Nippon Kayaku Co. Ltd.	4,900	47,480
Nippon Light Metal Holdings Co. Ltd.	2,960	41,199
Nippon Paint Holdings Co. Ltd.(2)	2,500	18,090
Nippon Paper Industries Co. Ltd.	6,800	55,853
Nippon Parking Development Co. Ltd.	3,300	6,509
Nippon Sanso Holdings Corp.	1,100	39,873
Nippon Seiki Co. Ltd.	400	4,815
Nippon Sheet Glass Co. Ltd.(1)	3,200	11,418
Nippon Shokubai Co. Ltd.	3,200	40,231
Nippon Signal Co. Ltd.	3,400	28,073
Nippon Soda Co. Ltd.	1,400	33,385
Nippon Steel Corp.	26,700	562,382
Nippon Television Holdings, Inc.	800	20,943
Nippon Thompson Co. Ltd.	2,500	10,604
Nippon Yakin Kogyo Co. Ltd.(2)	1,000	29,819
Nippon Yusen KK	9,200	331,636
Nipro Corp.	5,600	57,124
Nishikawa Rubber Co. Ltd.	1,200	25,505
Nishimatsuya Chain Co. Ltd.(2)	800	11,550
Nishi-Nippon Financial Holdings, Inc.	4,800	80,260
Nishi-Nippon Railroad Co. Ltd.	2,800	42,376
Nishio Holdings Co. Ltd.	800	22,662
Nissan Chemical Corp.	1,100	38,805
Nissan Motor Co. Ltd.(1)(2)	70,200	157,443
Nissan Shatai Co. Ltd.	4,400	33,896
Nissei ASB Machine Co. Ltd.	500	23,757
Nissha Co. Ltd.	700	6,403
Nisshin Oillio Group Ltd.	1,100	38,656
Nisshin Seifun Group, Inc.	6,200	75,387
Nisshinbo Holdings, Inc.	3,200	25,073
Nissin Foods Holdings Co. Ltd.(2)	900	16,948
Nissui Corp.	14,800	100,508
Niterra Co. Ltd.	5,400	192,350
Nitori Holdings Co. Ltd.	600	55,370
Nittetsu Mining Co. Ltd.(2)	900	51,519
Nitto Denko Corp.	16,100	362,389
Nittoc Construction Co. Ltd.	200	1,697
Noevir Holdings Co. Ltd.	100	3,115
NOF Corp.	1,800	33,433
Nohmi Bosai Ltd.	800	22,039
Nojima Corp.	2,400	53,885
NOK Corp.	1,200	20,886
Nomura Co. Ltd.	5,000	35,139
Nomura Micro Science Co. Ltd.(2)	1,900	40,803
Noritake Co. Ltd.	1,100	33,548
98

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Noritsu Koki Co. Ltd.	3,000	$33,961
Noritz Corp.	1,900	25,091
North Pacific Bank Ltd.	8,100	37,985
NPR-RIKEN Corp.	1,300	25,901
NS Solutions Corp.	2,000	47,369
NS United Kaiun Kaisha Ltd.	400	13,473
NSD Co. Ltd.	1,500	33,771
NSK Ltd.	4,700	24,665
NTN Corp.	29,700	65,858
NTT, Inc.	408,300	431,849
Obayashi Corp.	20,100	326,045
Obic Co. Ltd.	500	17,680
Odakyu Electric Railway Co. Ltd.(2)	7,400	84,674
Ogaki Kyoritsu Bank Ltd.	1,700	35,983
Oiles Corp.	400	6,094
Oita Bank Ltd.	800	26,422
Oji Holdings Corp.	29,200	160,917
Okamoto Industries, Inc.	600	20,640
Okamoto Machine Tool Works Ltd.	200	6,321
Okasan Securities Group, Inc.(2)	4,600	21,160
Oki Electric Industry Co. Ltd.	5,900	61,195
Okinawa Cellular Telephone Co.	1,300	44,360
Okinawa Financial Group, Inc.	400	10,022
OKUMA Corp.	1,400	32,931
Okumura Corp.	1,100	36,051
Okura Industrial Co. Ltd.	400	13,338
Okuwa Co. Ltd.	100	640
Olympus Corp.	5,000	57,955
Omron Corp.(2)	700	17,844
Ono Pharmaceutical Co. Ltd.	7,300	82,222
Open House Group Co. Ltd.	2,900	148,196
Open Up Group, Inc.	1,800	22,296
Optex Group Co. Ltd.	1,900	24,782
Optim Corp.(1)	200	762
Oracle Corp.	700	72,452
Organo Corp.	1,200	90,651
Orient Corp.	1,540	10,513
Oriental Land Co. Ltd.	2,500	59,521
Oriental Shiraishi Corp.	9,700	27,319
ORIX Corp., ADR	21,678	561,894
Osaka Gas Co. Ltd.	800	22,767
Osaka Organic Chemical Industry Ltd.	1,100	22,251
Osaka Steel Co. Ltd.(2)	900	16,013
OSG Corp.	4,000	54,721
Otsuka Corp.	4,000	82,150
Otsuka Holdings Co. Ltd.	3,100	162,665
Oyo Corp.	1,000	19,888
Pacific Industrial Co. Ltd.	2,500	38,739
Pack Corp.	300	2,407
PAL GROUP Holdings Co. Ltd.	1,600	56,128
PALTAC Corp.	1,000	30,691
Pan Pacific International Holdings Corp.	6,500	234,451
Panasonic Holdings Corp.	37,400	378,573
99

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Paramount Bed Holdings Co. Ltd.	1,200	$21,246
Park24 Co. Ltd.	4,700	64,469
Pasona Group, Inc.(2)	800	11,255
Pegasus Co. Ltd.	1,200	5,285
Penta-Ocean Construction Co. Ltd.	18,500	133,537
Persol Holdings Co. Ltd.	65,100	121,412
Pigeon Corp.	3,300	40,323
Pilot Corp.	700	21,417
Piolax, Inc.	700	8,683
Pole To Win Holdings, Inc.	100	253
Premium Group Co. Ltd.	1,800	27,326
Press Kogyo Co. Ltd.	2,300	10,211
Prestige International, Inc.(2)	2,200	10,211
Prima Meat Packers Ltd.	1,800	28,841
PS Construction Co. Ltd.	1,700	21,357
Qol Holdings Co. Ltd.	1,600	22,202
Quick Co. Ltd.	600	9,596
Raccoon Holdings, Inc.	300	1,471
Raito Kogyo Co. Ltd.	2,400	53,768
Raiznext Corp.	700	8,998
Rakus Co. Ltd.	400	7,099
Rakuten Bank Ltd.(1)	2,400	134,935
Rakuten Group, Inc.(1)	20,400	125,571
Rasa Industries Ltd.	500	15,287
Recruit Holdings Co. Ltd.	11,200	640,901
Relo Group, Inc.	3,700	43,625
Renesas Electronics Corp.	5,700	66,534
Rengo Co. Ltd.	7,000	43,670
RENOVA, Inc.(1)	4,200	24,017
Resona Holdings, Inc.	36,284	363,908
Resonac Holdings Corp.	5,000	129,948
Resorttrust, Inc.	6,800	86,834
Restar Corp.	1,700	29,958
Retail Partners Co. Ltd.	500	4,806
Ricoh Co. Ltd.	16,400	144,960
Ricoh Leasing Co. Ltd.	1,000	38,168
Riken Vitamin Co. Ltd.	500	9,924
Rinnai Corp.	900	22,301
Riso Kyoiku Group Corp.(2)	1,600	2,329
Rohm Co. Ltd.(2)	5,900	86,363
Rohto Pharmaceutical Co. Ltd.	1,900	32,358
Rorze Corp.	5,500	67,141
Round One Corp.	8,500	86,728
Royal Holdings Co. Ltd.(2)	1,200	21,744
Ryobi Ltd.	1,200	21,525
Ryohin Keikaku Co. Ltd.(2)	17,600	378,532
S Foods, Inc.	200	3,663
S&B Foods, Inc.	1,000	23,128
Saizeriya Co. Ltd.(2)	700	25,286
Sakai Chemical Industry Co. Ltd.	800	15,942
Sakai Moving Service Co. Ltd.	1,300	25,734
Sakata INX Corp.	900	13,703
Sakura Internet, Inc.(2)	900	18,144
100

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Sala Corp.	2,000	$13,683
San ju San Financial Group, Inc.	1,600	38,858
San-A Co. Ltd.	1,600	30,972
San-Ai Obbli Co. Ltd.	2,000	28,226
Sangetsu Corp.	2,200	45,948
San-In Godo Bank Ltd.	6,200	56,205
Sanken Electric Co. Ltd.(1)	900	49,817
Sanki Engineering Co. Ltd.	2,600	87,860
Sankyo Co. Ltd.	7,600	152,984
Sankyu, Inc.	2,600	144,456
Sanoh Industrial Co. Ltd.	100	547
Sanrio Co. Ltd.	3,300	170,746
Sansan, Inc.(1)	700	9,067
Sanshin Electronics Co. Ltd.	1,300	24,720
Santen Pharmaceutical Co. Ltd.	8,300	87,941
Sanwa Holdings Corp.	5,400	173,857
Sanyo Chemical Industries Ltd.	900	26,124
Sanyo Denki Co. Ltd.	200	13,502
Sapporo Holdings Ltd.	1,700	86,992
Sato Corp.	1,900	28,954
SBI Holdings, Inc.	11,200	526,241
SBS Holdings, Inc.	1,000	24,091
SCREEN Holdings Co. Ltd.	1,500	113,387
Scroll Corp.	1,200	8,943
SCSK Corp.	3,400	108,304
Secom Co. Ltd.	3,000	110,761
Sega Sammy Holdings, Inc.	3,500	72,820
Seibu Holdings, Inc.	5,500	199,569
Seika Corp.	700	27,691
Seikagaku Corp.	700	3,130
Seikitokyu Kogyo Co. Ltd.(2)	2,200	22,911
Seiko Epson Corp.	6,500	82,657
Seiko Group Corp.	900	39,093
Seino Holdings Co. Ltd.	3,900	60,857
Seiren Co. Ltd.	1,600	32,957
Sekisui Chemical Co. Ltd.	6,400	121,461
Sekisui House Ltd.(2)	2,500	56,261
Sekisui Jushi Corp.	100	1,478
Senko Group Holdings Co. Ltd.	6,600	90,625
Senshu Electric Co. Ltd.	400	12,144
Senshu Ikeda Holdings, Inc.(2)	12,600	55,009
Seria Co. Ltd.	1,100	22,531
Seven & i Holdings Co. Ltd.(2)	20,600	266,627
Seven Bank Ltd.	24,400	48,030
SG Holdings Co. Ltd.(2)	9,400	101,207
Sharp Corp.(1)	3,900	23,367
Shibaura Machine Co. Ltd.(2)	900	25,324
Shibaura Mechatronics Corp.(2)	600	44,291
Shibuya Corp.	100	2,410
SHIFT, Inc.(1)	1,500	15,490
Shiga Bank Ltd.	600	26,541
Shikoku Bank Ltd.	3,000	28,835
Shikoku Kasei Holdings Corp.	1,600	23,357
101

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Shimadzu Corp.(2)	1,100	$26,936
Shimamura Co. Ltd.	800	59,056
Shimano, Inc.	600	66,536
Shimizu Corp.	12,800	171,959
Shin-Etsu Chemical Co. Ltd.	8,800	268,025
Shin-Etsu Polymer Co. Ltd.	200	2,524
Shinmaywa Industries Ltd.	3,900	46,627
Shinnihon Corp.	1,900	24,253
Shionogi & Co. Ltd.	9,900	171,247
Ship Healthcare Holdings, Inc.(2)	2,300	34,761
Shiseido Co. Ltd.(2)	2,000	32,458
Shizuoka Financial Group, Inc.	9,200	122,116
SHO-BOND Holdings Co. Ltd.	500	17,322
Shoei Co. Ltd.(2)	1,600	20,057
Showa Sangyo Co. Ltd.	1,100	22,355
SIGMAXYZ Holdings, Inc.	1,800	11,814
Siix Corp.	2,900	25,556
Sinfonia Technology Co. Ltd.	1,600	85,020
Sinko Industries Ltd.	600	5,105
Sintokogio Ltd.	200	1,326
SK-Electronics Co. Ltd.	800	16,069
SKY Perfect JSAT Holdings, Inc.	7,900	74,930
Skylark Holdings Co. Ltd.	2,200	44,084
SMC Corp.	153	46,827
SMS Co. Ltd.	1,300	13,871
Socionext, Inc.(2)	7,500	142,132
Sodick Co. Ltd.	2,100	12,151
SoftBank Corp.	271,700	420,288
SoftBank Group Corp.	10,100	1,084,579
Sojitz Corp.	5,940	156,481
Solasto Corp.	100	324
Sompo Holdings, Inc.	17,400	556,094
Sony Group Corp., ADR(2)	74,405	2,047,626
Sotetsu Holdings, Inc.	4,100	72,108
Sparx Group Co. Ltd.	420	4,394
S-Pool, Inc.	1,600	3,512
Square Enix Holdings Co. Ltd.	1,900	130,505
Stanley Electric Co. Ltd.	3,400	68,862
Star Micronics Co. Ltd.	2,100	23,969
Starts Corp., Inc.	1,000	33,783
Starzen Co. Ltd.	600	4,858
Stella Chemifa Corp.	200	5,615
Strike Co. Ltd.	400	11,660
Subaru Corp.	19,600	384,481
Sugi Holdings Co. Ltd.	4,000	101,104
SUMCO Corp.	12,400	103,170
Sumida Corp.	1,500	10,657
Sumitomo Bakelite Co. Ltd.	1,000	33,464
Sumitomo Chemical Co. Ltd.	65,600	196,775
Sumitomo Corp.	15,000	420,081
Sumitomo Densetsu Co. Ltd.	900	40,854
Sumitomo Electric Industries Ltd.	18,900	529,369
Sumitomo Forestry Co. Ltd.	9,600	108,876
102

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Sumitomo Heavy Industries Ltd.	2,500	$55,255
Sumitomo Metal Mining Co. Ltd.	5,800	156,947
Sumitomo Mitsui Financial Group, Inc., ADR	63,174	1,037,317
Sumitomo Mitsui Trust Group, Inc.	9,400	267,514
Sumitomo Osaka Cement Co. Ltd.	1,900	50,585
Sumitomo Pharma Co. Ltd.(1)	800	8,203
Sumitomo Realty & Development Co. Ltd.	4,200	172,535
Sumitomo Riko Co. Ltd.	3,000	44,666
Sumitomo Rubber Industries Ltd.	9,200	107,488
Sumitomo Seika Chemicals Co. Ltd.(2)	200	6,199
Sumitomo Warehouse Co. Ltd.	1,300	27,142
Sundrug Co. Ltd.	1,900	59,727
Suntory Beverage & Food Ltd.	2,000	61,913
Suruga Bank Ltd.	2,600	25,983
Suzuki Motor Corp.	40,000	529,310
SWCC Corp.	1,100	60,809
Sysmex Corp.(2)	3,600	45,209
Systena Corp.	12,000	40,281
Syuppin Co. Ltd.	600	4,969
T Hasegawa Co. Ltd.	200	4,036
T&D Holdings, Inc.	8,300	214,885
Tachibana Eletech Co. Ltd.	1,400	27,536
Tachi-S Co. Ltd.	1,000	13,209
Tadano Ltd.	2,200	15,443
Taihei Dengyo Kaisha Ltd.	500	21,301
Taiheiyo Cement Corp.	5,400	146,056
Taisei Corp.	4,000	270,799
Taiyo Holdings Co. Ltd.	1,800	93,951
Taiyo Yuden Co. Ltd.	1,800	36,488
Takamatsu Construction Group Co. Ltd.	100	2,217
Takara Standard Co. Ltd.	2,600	46,596
Takasago International Corp.	900	51,732
Takasago Thermal Engineering Co. Ltd.	1,500	90,926
Takashimaya Co. Ltd.(2)	13,400	118,048
Takeda Pharmaceutical Co. Ltd., ADR(2)	17,330	259,777
Takuma Co. Ltd.	500	7,657
Tama Home Co. Ltd.	900	21,953
Tamron Co. Ltd.	6,400	43,790
Tamura Corp.	6,300	21,731
Tanseisha Co. Ltd.	3,400	31,818
Tazmo Co. Ltd.	1,400	21,210
TBS Holdings, Inc.	600	21,906
TDK Corp.	31,500	406,767
TechMatrix Corp.	2,200	29,659
Techno Ryowa Ltd.	800	26,879
TechnoPro Holdings, Inc.	1,500	48,973
Teijin Ltd.	8,200	69,749
Teikoku Electric Manufacturing Co. Ltd.	400	9,079
Terumo Corp.(2)	3,800	68,137
THK Co. Ltd.	2,000	53,792
TIS, Inc.	5,600	186,438
TKC Corp.	600	17,952
Toa Corp.	4,200	61,522
103

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
TOA ROAD Corp.	2,000	$21,866
Toagosei Co. Ltd.	1,300	13,544
TOBISHIMA HOLDINGS, Inc.	1,600	22,882
Tobu Railway Co. Ltd.	4,000	72,603
Tocalo Co. Ltd.	1,600	22,916
Toda Corp.	4,400	31,212
Toenec Corp.	2,500	24,109
Toho Bank Ltd.	3,300	8,847
Toho Co. Ltd.(2)	700	44,434
Toho Gas Co. Ltd.	1,700	51,602
Toho Titanium Co. Ltd.	2,300	27,655
Tohoku Electric Power Co., Inc.(2)	7,900	60,676
Tokai Carbon Co. Ltd.	13,400	92,012
Tokai Corp.	200	2,938
TOKAI Holdings Corp.	6,100	43,424
Tokai Rika Co. Ltd.	1,800	32,052
Tokai Tokyo Financial Holdings, Inc.	4,500	17,735
Token Corp.	100	9,625
Tokio Marine Holdings, Inc.	25,100	1,076,487
Tokushu Tokai Paper Co. Ltd.	100	2,883
Tokuyama Corp.	3,900	88,884
Tokyo Century Corp.	4,400	55,007
Tokyo Electric Power Co. Holdings, Inc.(1)	30,700	155,598
Tokyo Electron Device Ltd.(2)	1,100	21,433
Tokyo Electron Ltd.	5,100	694,549
Tokyo Gas Co. Ltd.	5,400	206,307
Tokyo Kiraboshi Financial Group, Inc.(2)	1,100	52,242
Tokyo Metro Co. Ltd.(2)	9,400	109,122
Tokyo Ohka Kogyo Co. Ltd.	2,300	73,054
Tokyo Steel Manufacturing Co. Ltd.	3,600	40,496
Tokyo Tatemono Co. Ltd.	7,700	144,741
Tokyo Tekko Co. Ltd.	800	32,436
Tokyotokeiba Co. Ltd.	700	25,131
Tokyu Construction Co. Ltd.	5,700	43,447
Tokyu Corp.	16,800	212,047
Tokyu Fudosan Holdings Corp.	23,700	190,109
Tomoku Co. Ltd.	1,100	24,661
TOMONY Holdings, Inc.	10,600	45,472
Tomy Co. Ltd.	2,800	63,984
TOPPAN Holdings, Inc.	4,500	116,016
Topre Corp.	2,700	39,712
Topy Industries Ltd.	1,300	25,787
Toray Industries, Inc.	30,200	201,749
Toridoll Holdings Corp.	1,300	43,624
Toshiba TEC Corp.	1,600	31,148
Tosoh Corp.	10,200	160,797
Totech Corp.	1,800	38,951
Totetsu Kogyo Co. Ltd.	1,100	32,610
TOTO Ltd.	1,100	28,405
Towa Bank Ltd.	200	1,268
Towa Corp.(2)	3,300	38,435
Towa Pharmaceutical Co. Ltd.(2)	600	11,767
Toyo Engineering Corp.(2)	1,000	11,382
104

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Toyo Gosei Co. Ltd.	100	$3,508
Toyo Kanetsu KK	800	23,712
Toyo Seikan Group Holdings Ltd.	3,300	80,187
Toyo Suisan Kaisha Ltd.	1,900	130,693
Toyo Tanso Co. Ltd.	800	21,025
Toyo Tire Corp.	6,300	160,057
Toyobo Co. Ltd.	6,100	44,890
Toyoda Gosei Co. Ltd.	2,300	55,680
Toyota Boshoku Corp.	4,300	70,135
Toyota Industries Corp.	1,500	165,229
Toyota Motor Corp., ADR(2)	11,354	2,209,148
Toyota Tsusho Corp.	14,200	377,938
TPR Co. Ltd.	1,800	28,776
Transcosmos, Inc.	1,000	24,409
TRE Holdings Corp.	2,768	28,785
Trend Micro, Inc.	3,000	158,997
Trusco Nakayama Corp.	2,300	37,748
TS Tech Co. Ltd.	3,300	41,498
TSI Holdings Co. Ltd.	2,600	18,956
Tsubakimoto Chain Co.	3,600	53,739
Tsuburaya Fields Holdings, Inc.	1,200	17,102
Tsugami Corp.	3,400	48,956
Tsukishima Holdings Co. Ltd.(2)	500	10,364
Tsuruha Holdings, Inc.(2)	10,000	154,279
TV Asahi Holdings Corp.	400	8,399
UACJ Corp.	2,100	89,635
UBE Corp.	2,900	45,782
Uchida Yoko Co. Ltd.	500	36,334
U-Next Holdings Co. Ltd.(2)	1,500	21,142
Unicharm Corp.	24,400	162,828
Unipres Corp.	1,100	8,707
United Arrows Ltd.	1,200	16,950
United Super Markets Holdings, Inc.	900	5,876
Universal Entertainment Corp.(1)	100	702
Ushio, Inc.	1,200	17,456
USS Co. Ltd.	9,000	109,029
UT Group Co. Ltd.	1,400	25,656
Valor Holdings Co. Ltd.	2,400	45,855
ValueCommerce Co. Ltd.	200	1,083
Vector, Inc.	600	4,613
Vision, Inc.	2,400	20,324
Visional, Inc.(1)	300	23,876
Vital KSK Holdings, Inc.	400	3,394
VT Holdings Co. Ltd.	6,300	20,780
Wacom Co. Ltd.	8,900	43,611
Wakita & Co. Ltd.	2,300	28,699
Warabeya Nichiyo Holdings Co. Ltd.(2)	1,200	22,963
Welcia Holdings Co. Ltd.(2)	4,700	82,730
West Holdings Corp.(2)	2,300	25,101
West Japan Railway Co.	11,100	248,090
Xebio Holdings Co. Ltd.	800	6,033
Yahagi Construction Co. Ltd.	400	5,946
Yakult Honsha Co. Ltd.(2)	1,400	22,871
105

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
YAKUODO Holdings Co. Ltd.	200	$3,092
YAMABIKO Corp.	1,700	26,705
Yamada Holdings Co. Ltd.	19,200	60,542
Yamae Group Holdings Co. Ltd.	1,200	21,880
Yamaguchi Financial Group, Inc.	6,600	78,921
Yamaha Corp.	1,500	9,870
Yamaha Motor Co. Ltd.	30,800	223,213
Yamaichi Electronics Co. Ltd.	1,000	21,579
Yamanashi Chuo Bank Ltd.	1,000	20,858
Yamato Holdings Co. Ltd.	4,500	75,926
Yamato Kogyo Co. Ltd.	200	13,098
Yamazaki Baking Co. Ltd.	3,000	69,618
Yamazen Corp.	1,900	17,656
Yaoko Co. Ltd.	500	31,131
Yaskawa Electric Corp.(2)	1,200	23,757
Yodogawa Steel Works Ltd.	1,000	9,294
Yokogawa Bridge Holdings Corp.	2,500	47,100
Yokogawa Electric Corp.	8,200	239,362
Yokohama Rubber Co. Ltd.(2)	5,200	191,337
Yokorei Co. Ltd.	700	5,545
Yonex Co. Ltd.	2,300	65,017
Yoshinoya Holdings Co. Ltd.(2)	1,600	34,547
Yotai Refractories Co. Ltd.	200	2,328
Yuasa Trading Co. Ltd.	900	29,986
Yurtec Corp.	2,400	42,944
Zacros Corp.	800	22,653
Zenkoku Hosho Co. Ltd.	2,800	64,031
Zenrin Co. Ltd.	3,200	22,744
Zensho Holdings Co. Ltd.	2,700	170,331
Zeon Corp.	2,700	31,002
ZERIA Pharmaceutical Co. Ltd.	700	9,601
ZOZO, Inc.	8,800	81,772
		87,411,109
Netherlands — 3.6%
Aalberts NV	2,661	93,223
ABN AMRO Bank NV, CVA	13,547	390,745
Acomo NV	1,083	27,756
Adyen NV(1)	349	586,030
Aegon Ltd.	30,488	237,502
AerCap Holdings NV	5,506	679,991
Akzo Nobel NV(2)	3,527	243,803
Alfen NV(1)(2)	1,492	17,252
AMG Critical Materials NV	1,241	38,155
Arcadis NV	1,373	63,347
ASM International NV	671	322,194
ASML Holding NV, NY Shares	3,612	2,682,343
ASR Nederland NV	6,067	420,914
B&S Group SARL	176	1,215
Basic-Fit NV(1)(2)	2,449	71,684
BE Semiconductor Industries NV	1,802	242,725
Brunel International NV(2)	841	8,509
Coca-Cola Europacific Partners PLC	5,471	486,153
Constellium SE(1)	8,134	117,862
106

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Corbion NV	2,955	$59,588
CVC Capital Partners PLC	4,590	92,652
DSM-Firmenich AG	2,295	224,556
ForFarmers NV	632	3,465
Fugro NV	4,982	68,711
Heineken Holding NV(2)	291	20,663
Heineken NV	2,960	240,085
IMCD NV(2)	405	45,480
ING Groep NV, ADR	56,208	1,339,437
InPost SA(1)	8,780	127,620
JDE Peet's NV(2)	810	29,663
Just Eat Takeaway.com NV(1)	5,993	141,538
Kendrion NV	48	731
Koninklijke Ahold Delhaize NV	24,653	987,915
Koninklijke BAM Groep NV	18,485	164,770
Koninklijke Heijmans NV, CVA	1,813	124,623
Koninklijke KPN NV	148,358	707,987
Koninklijke Philips NV, NY Shares(2)	17,304	477,244
Koninklijke Vopak NV	3,006	145,359
Nedap NV	19	2,009
NN Group NV	15,313	1,054,026
OCI NV(1)	4,456	25,461
PostNL NV(2)	19,547	22,065
Prosus NV(1)	13,408	829,412
SBM Offshore NV	2,618	71,575
SIF Holding NV(1)	290	2,623
Signify NV	2,464	65,067
Sligro Food Group NV	705	8,958
Universal Music Group NV(2)	11,924	337,083
Van Lanschot Kempen NV	419	25,605
Wolters Kluwer NV	3,333	419,870
		14,597,244
New Zealand — 0.2%
Air New Zealand Ltd.	55,807	19,425
Auckland International Airport Ltd.	13,195	58,769
Chorus Ltd.(2)	10,602	61,400
Contact Energy Ltd.	21,517	114,633
EBOS Group Ltd.	1,070	20,571
Fisher & Paykel Healthcare Corp. Ltd.	5,146	111,029
Fletcher Building Ltd.(1)	57,050	106,006
Freightways Group Ltd.	6,024	43,177
Genesis Energy Ltd.	11,169	15,550
Hallenstein Glasson Holdings Ltd.	237	1,216
Infratil Ltd.	5,254	35,183
KMD Brands Ltd.(1)(2)	10,227	1,448
Mercury NZ Ltd.	10,385	40,159
Meridian Energy Ltd.	21,967	73,958
NZX Ltd.	2,074	1,699
Oceania Healthcare Ltd.(1)	10,328	3,841
Ryman Healthcare Ltd.(1)(2)	31,921	44,904
Sanford Ltd.	585	1,953
Scales Corp. Ltd.	162	483
SKYCITY Entertainment Group Ltd.(1)	17,623	7,270
107

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Spark New Zealand Ltd.	37,792	$57,495
		820,169
Norway — 0.7%
2020 Bulkers Ltd.	909	12,232
Aker BP ASA	2,681	67,824
Aker Solutions ASA	12,063	37,378
Atea ASA(1)	1,310	18,253
Austevoll Seafood ASA	3,307	30,675
Bakkafrost P	196	8,514
Bluenord ASA(1)	674	33,022
Bonheur ASA	230	5,262
Bouvet ASA	260	1,764
BW LPG Ltd.	2,550	39,801
BW Offshore Ltd.	5,561	20,779
Cadeler AS(1)	4,834	25,343
DNB Bank ASA	8,813	232,206
DNO ASA	23,076	35,158
DOF Group ASA	5,677	55,384
Elmera Group ASA	637	2,164
Entra ASA(1)	613	7,418
Equinor ASA, ADR	10,770	265,050
Europris ASA	2,542	24,593
FLEX LNG Ltd.(1)	624	17,064
Frontline PLC(2)	3,623	75,721
Gjensidige Forsikring ASA	1,821	50,587
Grieg Seafood ASA(1)	3,615	25,569
Hoegh Autoliners ASA	4,760	54,704
Kid ASA	1,217	17,852
Kitron ASA	5,012	29,126
Kongsberg Automotive ASA(1)	17,100	3,021
Kongsberg Gruppen ASA	6,187	184,783
Leroy Seafood Group ASA	2,204	10,799
Mowi ASA	3,327	68,451
MPC Container Ships ASA	19,654	35,108
NEL ASA(1)	85,047	19,544
Norbit ASA	935	18,980
Nordic Semiconductor ASA(1)	1,777	29,419
Norsk Hydro ASA	18,578	120,419
Norske Skog ASA(1)	1,236	2,682
Norwegian Air Shuttle ASA	29,749	50,419
Odfjell Drilling Ltd.	3,213	25,927
Orkla ASA	3,095	34,606
Panoro Energy ASA(1)	3,234	7,696
Petronor E&P ASA(1)	206	218
Protector Forsikring ASA	851	41,136
Public Property Invest AS	8,161	19,688
Salmar ASA	304	15,568
SATS ASA(1)	6,309	23,524
Scatec ASA(1)	7,543	79,399
SpareBank 1 Nord Norge	4,348	59,281
Sparebank 1 Oestlandet	1,588	29,593
SpareBank 1 SMN	3,834	73,226
SpareBank 1 Sor-Norge ASA	2,340	41,089
108

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Sparebanken More	150	$1,577
Sparebanken Norge	955	16,134
Stolt-Nielsen Ltd.	590	19,179
Storebrand ASA	9,920	152,638
Subsea 7 SA	7,057	147,607
Telenor ASA	4,840	80,748
TGS ASA	6,838	52,279
TOMRA Systems ASA	3,846	58,544
Veidekke ASA	669	10,597
Vend Marketplaces ASA, B Shares	1,800	65,778
Vend Marketplaces ASA, Class A	1,112	43,050
Wallenius Wilhelmsen ASA	4,495	42,065
Wilh Wilhelmsen Holding ASA, Class A	553	28,335
Yara International ASA	3,541	128,905
		3,035,455
Portugal — 0.2%
Banco Comercial Portugues SA, R Shares	177,737	150,558
Corticeira Amorim SGPS SA	399	3,525
CTT-Correios de Portugal SA	3,038	26,089
EDP Renovaveis SA	5,695	66,888
EDP SA	27,769	122,987
Galp Energia SGPS SA	8,760	170,275
Jeronimo Martins SGPS SA	2,058	50,909
Navigator Co. SA(2)	7,527	29,207
NOS SGPS SA	9,056	41,387
REN - Redes Energeticas Nacionais SGPS SA	21,215	74,212
Sonae SGPS SA	23,224	34,726
		770,763
Singapore — 1.6%
Bumitama Agri Ltd.	8,900	8,253
Capitaland India Trust	38,605	35,499
CapitaLand Investment Ltd.(2)	38,800	83,395
Centurion Corp. Ltd.	22,200	30,436
City Developments Ltd.	12,800	67,838
ComfortDelGro Corp. Ltd.	73,100	82,587
DBS Group Holdings Ltd.	34,367	1,352,784
Far East Orchard Ltd.	3,900	3,675
First Resources Ltd.	42,200	56,230
Frencken Group Ltd.	24,500	27,227
Geo Energy Resources Ltd.	28,300	7,938
Golden Agri-Resources Ltd.	230,700	50,396
Grab Holdings Ltd., Class A(1)	26,809	133,777
Hafnia Ltd.	7,046	43,089
Haw Par Corp. Ltd.	2,700	29,450
Hong Fok Corp. Ltd.	15,800	9,730
Hour Glass Ltd.	8,700	13,624
Hutchison Port Holdings Trust, U Shares	296,000	63,628
iFAST Corp. Ltd.	8,300	54,639
Jardine Cycle & Carriage Ltd.	2,500	55,070
Keppel Infrastructure Trust	46,100	15,983
Keppel Ltd.	42,100	286,912
Mandarin Oriental International Ltd.	3,400	6,864
Netlink NBN Trust	64,700	46,884
109

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Olam Group Ltd.	24,600	$19,376
Oversea-Chinese Banking Corp. Ltd.	46,024	600,128
QAF Ltd.	5,200	3,609
Riverstone Holdings Ltd.(2)	13,900	7,797
Samudera Shipping Line Ltd.	19,300	15,488
SATS Ltd.	23,109	59,590
Sea Ltd., ADR(1)	3,809	710,531
Seatrium Ltd.	39,219	71,444
Sembcorp Industries Ltd.	17,500	82,743
Sheng Siong Group Ltd.	33,800	53,475
Singapore Airlines Ltd.(2)	39,800	204,066
Singapore Exchange Ltd.	21,300	274,976
Singapore Technologies Engineering Ltd.	29,500	176,545
Singapore Telecommunications Ltd.	53,600	180,138
StarHub Ltd.	4,500	3,927
Straits Trading Co. Ltd.	6,700	8,046
UMS Integration Ltd.(2)	13,400	14,411
United Overseas Bank Ltd.	30,900	846,248
UOL Group Ltd.	15,300	88,834
Venture Corp. Ltd.	7,000	74,079
Wee Hur Holdings Ltd.	52,200	29,895
Wilmar International Ltd.	54,100	124,335
Wing Tai Holdings Ltd.	4,300	4,658
Yangzijiang Financial Holding Ltd.	163,100	133,438
Yangzijiang Shipbuilding Holdings Ltd.	111,100	251,732
Yanlord Land Group Ltd.(1)	14,700	8,125
		6,613,542
South Africa — 0.0%
Valterra Platinum Ltd.	2,157	98,040
Spain — 2.9%
Acciona SA(2)	1,989	394,242
Acerinox SA	8,308	102,502
ACS Actividades de Construccion y Servicios SA	1,658	125,323
Aedas Homes SA	707	17,504
Aena SME SA	18,790	544,619
Almirall SA(2)	2,161	28,261
Amadeus IT Group SA	2,870	240,730
Atresmedia Corp. de Medios de Comunicacion SA(2)	1,279	7,801
Banco Bilbao Vizcaya Argentaria SA, ADR	88,299	1,600,861
Banco de Sabadell SA(2)	217,278	825,269
Banco Santander SA, ADR(2)	143,095	1,363,695
Bankinter SA	20,206	301,558
CaixaBank SA	35,862	358,083
Cellnex Telecom SA(1)(2)	4,384	156,058
Construcciones y Auxiliar de Ferrocarriles SA	863	52,248
Corp. ACCIONA Energias Renovables SA(2)	664	17,866
Ebro Foods SA	526	10,812
Enagas SA	13,330	207,730
Endesa SA	12,324	375,346
Ercros SA(1)	5,101	16,379
Faes Farma SA	4,776	23,517
Ferrovial SE(2)	12,158	664,972
Gestamp Automocion SA	6,053	24,478
110

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Grenergy Renovables SA(1)	993	$75,958
Grupo Catalana Occidente SA	464	26,586
Grupo Empresarial San Jose SA	2,684	21,191
Iberdrola SA	52,500	989,672
Indra Sistemas SA	1	40
Industria de Diseno Textil SA	11,206	554,241
International Consolidated Airlines Group SA	38,814	200,342
Laboratorios Farmaceuticos Rovi SA(2)	411	27,936
Logista Integral SA(2)	613	20,092
Mapfre SA	21,179	92,821
Melia Hotels International SA	4,456	41,443
Miquel y Costas & Miquel SA	78	1,311
Naturgy Energy Group SA	2,310	73,254
Neinor Homes SA(1)	1,125	22,415
Obrascon Huarte Lain SA(1)	36,761	17,394
Prosegur Cash SA	3,818	3,173
Prosegur Cia de Seguridad SA	6,467	20,049
Redeia Corp. SA(2)	16,942	329,359
Repsol SA	51,134	838,398
Sacyr SA	34,209	144,383
Solaria Energia y Medio Ambiente SA(1)	4,926	79,797
Tecnicas Reunidas SA(1)(2)	2,255	59,876
Telefonica SA, ADR(2)	90,518	484,271
Tubacex SA(2)	5,431	23,366
Unicaja Banco SA	47,295	131,140
Vidrala SA	398	42,937
Viscofan SA(2)	1,711	119,866
		11,901,165
Sweden — 3.4%
AAK AB(2)	4,570	131,525
AddLife AB, B Shares(2)	743	13,920
Addnode Group AB(2)	2,443	29,202
AddTech AB, B Shares	6,749	236,672
Alfa Laval AB	4,790	218,069
Alleima AB(2)	8,508	62,880
Ambea AB	451	6,079
Annehem Fastigheter AB, B Shares(1)	226	451
AQ Group AB	3,065	62,970
Arjo AB, B Shares	10,674	39,031
Asmodee Group AB, Class B(1)	5,426	65,720
Assa Abloy AB, Class B	4,174	147,487
Atlas Copco AB, A Shares	18,714	298,768
Atlas Copco AB, B Shares	10,874	154,631
Atrium Ljungberg AB, B Shares(2)	4,510	15,024
Avanza Bank Holding AB	6,461	244,189
Axfood AB(2)	3,984	125,666
Beijer Ref AB(2)	7,587	129,060
Better Collective AS(1)(2)	847	10,577
Bilia AB, A Shares	4,482	55,263
Billerud Aktiebolag	6,836	65,318
BioGaia AB, B Shares	2,701	29,975
Boliden AB(1)	10,423	359,259
Bonava AB, B Shares(1)	11,151	13,156
111

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Boozt AB(1)(2)	1,103	$10,722
Bufab AB	5,405	53,590
Bure Equity AB(2)	2,072	62,097
Byggmax Group AB	5,694	35,087
Camurus AB(1)(2)	400	30,534
Castellum AB(2)	7,340	83,242
Catena AB(2)	954	43,837
Cibus Nordic Real Estate AB publ(2)	949	17,090
Cint Group AB(1)	3,046	2,269
Clas Ohlson AB, B Shares	2,772	98,034
Cloetta AB, B Shares	5,697	19,531
Coor Service Management Holding AB	784	3,873
Corem Property Group AB, B Shares(2)	28,690	13,962
CTT Systems AB	656	15,851
Dios Fastigheter AB	2,413	16,377
Dynavox Group AB(1)	6,964	92,526
Electrolux AB, B Shares(1)(2)	9,317	55,356
Elekta AB, B Shares	6,921	34,415
Embracer Group AB(1)(2)	7,742	69,227
Eolus Vind AB, B Shares(2)	472	2,187
Epiroc AB, A Shares	14,560	304,271
Epiroc AB, B Shares	8,615	160,336
EQT AB(2)	2,739	98,522
Essity AB, B Shares	19,079	515,835
Evolution AB	379	32,834
Fabege AB(2)	6,109	52,614
Fastighets AB Balder, B Shares(1)	9,936	70,738
Fastighetsbolaget Emilshus AB, Class B(1)	11	58
G5 Entertainment AB	124	1,218
GARO AB(1)	383	789
Getinge AB, B Shares(2)	1,811	39,682
GomSpace Group AB(1)(2)	10,781	18,329
Granges AB(2)	4,140	60,728
H & M Hennes & Mauritz AB, B Shares(2)	10,172	149,485
Haypp Group AB(1)	1,609	25,916
Hemnet Group AB	2,850	74,190
Hexagon AB, B Shares(2)	10,709	119,338
Hexatronic Group AB(1)(2)	8,370	20,420
Hexpol AB(2)	5,532	49,819
Hoist Finance AB	1,730	18,377
Holmen AB, B Shares(2)	924	35,976
Hufvudstaden AB, A Shares(2)	1,835	23,920
Husqvarna AB, B Shares	9,019	51,194
Industrivarden AB, A Shares	2,398	95,440
Indutrade AB(2)	5,653	140,701
Investment AB Latour, B Shares(2)	700	17,775
Inwido AB	1,443	27,944
JM AB(2)	4,625	66,877
Kopparbergs Bryggeri AB, B Shares	454	5,414
Lifco AB, B Shares(2)	2,394	85,077
Lime Technologies AB(2)	93	3,352
Logistea AB, Class B	12,080	19,209
Loomis AB	3,393	150,436
112

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Maha Capital AB(1)(2)	2,600	$1,969
Medcap AB(1)	410	26,628
MEKO AB	2,220	19,189
Millicom International Cellular SA	2,808	135,655
Mycronic AB	4,728	105,999
NCAB Group AB(1)(2)	4,736	24,637
NCC AB, B Shares	3,441	70,640
Neobo Fastigheter AB(1)	1,126	1,951
Net Insight AB, B Shares(1)	1	—
New Wave Group AB, B Shares(2)	6,100	68,112
Nibe Industrier AB, B Shares(2)	9,878	40,583
Nobia AB(1)	4,660	2,329
Nolato AB, B Shares(2)	7,761	47,620
Nordnet AB publ	6,707	195,268
Note AB	1,207	23,968
NP3 Fastigheter AB(2)	980	26,159
Nyfosa AB(2)	5,292	45,896
Orron Energy AB(1)(2)	793	359
Pandox AB	2,996	54,226
Paradox Interactive AB	2,170	39,722
Peab AB, Class B	8,706	67,925
Platzer Fastigheter Holding AB, B Shares(2)	3,306	23,860
Proact IT Group AB	345	3,337
RaySearch Laboratories AB(2)	2,525	70,874
Rusta AB	3,135	24,547
Rvrc Holding AB	3,460	17,015
Saab AB, Class B	7,109	401,734
Sagax AB, B Shares	507	10,994
Samhallsbyggnadsbolaget i Norden AB(1)(2)	11,270	5,696
Sandvik AB	15,934	402,974
Scandi Standard AB	2,398	24,728
Scandic Hotels Group AB	3,942	36,584
Sectra AB, B Shares	2,920	102,358
Securitas AB, B Shares	6,121	93,671
Sinch AB(1)	21,789	68,147
Skandinaviska Enskilda Banken AB, A Shares	17,240	318,811
Skanska AB, B Shares	5,643	140,139
SKF AB, B Shares(2)	9,338	239,767
SkiStar AB(2)	2,776	46,075
Solid Forsakring AB	189	1,482
Spotify Technology SA(1)	2,435	1,660,378
SSAB AB, A Shares	6,025	35,069
SSAB AB, B Shares	22,674	128,682
Svenska Cellulosa AB SCA, B Shares(2)	13,134	178,687
Svenska Handelsbanken AB, A Shares	34,450	443,299
Sweco AB, B Shares(2)	2,763	46,637
Swedbank AB, A Shares	14,212	399,966
Swedish Orphan Biovitrum AB(1)(2)	1,162	35,296
Tele2 AB, B Shares	8,339	146,868
Telefonaktiebolaget LM Ericsson, ADR	62,474	491,670
Telia Co. AB	69,287	258,663
TF Bank AB	603	10,078
Trelleborg AB, B Shares(2)	2,260	87,456
113

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Troax Group AB(2)	1,300	$19,389
Truecaller AB, B Shares(2)	11,972	56,759
VBG Group AB, B Shares(2)	560	17,679
Viaplay Group AB, B Shares(1)(2)	422	59
Vitec Software Group AB, B Shares(2)	386	14,829
Vitrolife AB(2)	318	4,592
Volvo AB, A Shares	2,916	89,572
Volvo AB, B Shares	23,132	711,725
Volvo Car AB, Class B(1)(2)	13,446	28,011
Wallenstam AB, B Shares(2)	9,251	43,155
Wihlborgs Fastigheter AB(2)	4,412	43,833
Zinzino AB, Class B(2)	575	11,454
		13,806,947
Switzerland — 7.7%
ABB Ltd.	13,481	904,725
Accelleron Industries AG	5,108	439,548
Alcon AG	4,874	388,423
Allreal Holding AG	509	115,301
Amrize Ltd.(1)	21,544	1,123,847
ams-OSRAM AG(1)	1,804	22,543
Arbonia AG	3,283	23,824
Aryzta AG(1)(2)	777	71,573
Ascom Holding AG	1,979	11,369
Autoneum Holding AG	218	43,276
Avolta AG(1)	2,115	121,474
Baloise Holding AG	1,669	432,846
Banque Cantonale Vaudoise(2)	1,023	118,916
Basilea Pharmaceutica Ag Allschwil(1)	802	47,282
Belimo Holding AG	307	338,050
Bell Food Group AG	60	18,911
Bellevue Group AG	89	830
BKW AG	289	60,161
Bossard Holding AG, Class A	258	54,661
Bucher Industries AG	259	123,053
Burckhardt Compression Holding AG	116	104,451
Burkhalter Holding AG	648	118,277
Bystronic AG	14	6,160
Cembra Money Bank AG	1,639	185,918
Cham Swiss Properties AG	20	572
Chocoladefabriken Lindt & Spruengli AG	2	299,522
Chocoladefabriken Lindt & Spruengli AG, Participation Certificate	17	259,258
Cicor Technologies Ltd.(1)	187	43,258
Cie Financiere Richemont SA, Class A	5,052	884,518
Coltene Holding AG(1)	73	4,774
COSMO Pharmaceuticals NV	51	4,012
Daetwyler Holding AG, Bearer Shares	197	33,311
DKSH Holding AG	1,332	97,961
dormakaba Holding AG	210	195,382
EFG International AG(1)	5,092	101,221
Emmi AG	115	107,282
EMS-Chemie Holding AG(2)	218	167,293
Flughafen Zurich AG	726	221,824
Forbo Holding AG	58	57,509
114

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Fundamenta Real Estate AG(1)	318	$7,074
Galderma Group AG	790	138,358
Geberit AG	724	530,886
Georg Fischer AG(2)	1,940	155,139
Givaudan SA	65	273,752
Gurit Holding AG, Bearer Shares(1)	60	1,071
Helvetia Holding AG	1,529	393,527
Holcim AG(1)	14,704	1,232,469
Huber & Suhner AG	786	118,949
Idorsia Ltd.(1)(2)	580	2,005
Implenia AG	770	61,448
Inficon Holding AG(2)	780	92,670
Intershop Holding AG	130	25,067
Julius Baer Group Ltd.	5,302	382,835
Kardex Holding AG	273	114,197
Komax Holding AG(1)	62	6,622
Kuehne & Nagel International AG	1,048	213,649
LEM Holding SA(1)(2)	23	15,054
Leonteq AG(2)	434	8,879
Liechtensteinische Landesbank AG	79	8,067
Logitech International SA	4,617	476,741
Lonza Group AG	617	437,878
Medmix AG	1,702	22,856
Metall Zug AG, B Shares	4	4,798
Mobilezone Holding AG	1,771	24,100
Mobimo Holding AG(1)	231	91,264
Montana Aerospace AG(1)	1,067	33,762
Nestle SA	18,148	1,711,911
Novartis AG, ADR	26,861	3,399,260
OC Oerlikon Corp. AG Pfaffikon	5,237	19,279
Partners Group Holding AG	420	576,790
Peach Property Group AG(1)	336	2,763
PSP Swiss Property AG	1,240	206,286
R&S Group Holding AG(1)	428	19,684
Rieter Holding AG(2)	140	9,910
Roche Holding AG	9,368	3,054,700
Roche Holding AG, Bearer Shares	426	146,304
Sandoz Group AG	1,879	117,906
Schindler Holding AG	438	156,647
Schindler Holding AG, Bearer Participation Certificate	761	282,865
Schweiter Technologies AG	24	9,444
Schweizerische Nationalbank(2)	2	8,225
SFS Group AG	653	89,849
SGS SA	4,095	417,732
Siegfried Holding AG(1)	1,380	144,836
SIG Group AG(1)(2)	1,594	25,250
Sika AG	1,437	333,465
Softwareone Holding AG	1,972	17,021
Sonova Holding AG	196	57,092
St. Galler Kantonalbank AG	94	59,219
Stadler Rail AG	3,749	99,786
Straumann Holding AG	1,262	147,880
Sulzer AG	676	126,678
115

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Swatch Group AG	1,119	$41,299
Swatch Group AG, Bearer Shares	653	118,072
Swiss Life Holding AG	936	1,011,495
Swiss Prime Site AG(1)(2)	2,233	310,572
Swiss Re AG	6,913	1,252,940
Swisscom AG	969	700,563
Swissquote Group Holding SA	446	292,473
Temenos AG	1,560	138,712
TX Group AG	184	45,033
UBS Group AG	36,803	1,491,258
Valiant Holding AG	582	96,169
VAT Group AG(2)	345	112,826
Vetropack Holding AG	591	19,219
Vontobel Holding AG	1,543	117,704
VP Bank AG, Class A	24	2,665
VZ Holding AG	197	44,630
V-ZUG Holding AG	38	2,160
Ypsomed Holding AG	108	53,005
Zehnder Group AG	571	51,082
Zurich Insurance Group AG	3,158	2,307,725
		31,676,617
United Kingdom — 12.8%
3i Group PLC	13,826	751,149
4imprint Group PLC	1,463	66,589
Aberdeen Group PLC	52,440	138,024
Admiral Group PLC	12,029	589,461
AG Barr PLC	685	6,318
Airtel Africa PLC	37,080	111,128
AJ Bell PLC	18,165	125,401
Alpha Group International PLC	573	32,346
Anglo American PLC	22,370	688,882
Antofagasta PLC	5,887	170,819
Ashmore Group PLC	8,522	20,551
Ashtead Group PLC	9,701	714,751
ASOS PLC(1)(2)	2,037	7,636
Associated British Foods PLC	8,532	249,336
Aston Martin Lagonda Global Holdings PLC(1)(2)	3,975	3,926
AstraZeneca PLC, ADR	22,934	1,832,427
Atalaya Mining Copper SA	6,022	43,799
Auto Trader Group PLC	29,504	320,396
Avation PLC	285	610
Aviva PLC	31,889	280,813
B&M European Value Retail SA	27,589	89,735
Babcock International Group PLC	4,076	55,959
BAE Systems PLC	22,575	535,047
Balfour Beatty PLC	9,632	77,265
Barclays PLC, ADR	66,755	1,310,401
Barratt Redrow PLC	28,345	137,801
Beazley PLC	26,572	281,297
Bellway PLC	3,256	102,569
Berkeley Group Holdings PLC	4,379	213,102
Bloomsbury Publishing PLC	3,095	20,430
Bodycote PLC	4,049	34,255
116

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
boohoo Group PLC(1)(2)	39,860	$8,214
BP PLC, ADR	38,581	1,359,209
Breedon Group PLC	3,554	17,659
BT Group PLC	237,285	694,721
Bunzl PLC	1,783	60,260
Burberry Group PLC(1)	19,285	334,798
Burford Capital Ltd. (London)	4,035	55,940
Bytes Technology Group PLC	13,031	71,056
Canal & SA	15,829	48,267
Capricorn Energy PLC(1)	3,073	8,868
Carnival PLC, ADR(1)	4,834	140,524
Central Asia Metals PLC	15,460	35,445
Centrica PLC	237,084	515,541
Cerillion PLC	701	13,169
Chesnara PLC	4,818	18,391
Clarkson PLC	707	33,395
Close Brothers Group PLC(1)	5,419	33,679
CMC Markets PLC	4,009	11,892
Coats Group PLC	67,782	70,303
Coca-Cola HBC AG(1)	6,732	340,533
Cohort PLC(2)	2,153	37,314
Compass Group PLC	26,385	896,765
Computacenter PLC	4,706	146,261
Conduit Holdings Ltd.	5,628	22,817
Convatec Group PLC	13,316	42,571
Costain Group PLC	29,754	53,999
Crest Nicholson Holdings PLC	9,099	18,494
Croda International PLC	994	33,673
CVS Group PLC	810	13,448
DCC PLC	1,496	95,138
DFS Furniture PLC(1)	9,527	20,085
Diageo PLC, ADR(2)	4,924	550,651
Diversified Energy Co. PLC(2)	3,644	59,370
Domino's Pizza Group PLC	1,387	3,666
Dowlais Group PLC	66,771	70,408
Drax Group PLC	26,750	234,963
Dunelm Group PLC	7,290	118,333
easyJet PLC	13,609	90,254
Ecora Resources PLC	13,738	13,278
Endeavour Mining PLC	1,938	67,382
Energean PLC	10,548	136,050
EnQuest PLC	45,716	7,818
Experian PLC	5,839	302,668
FDM Group Holdings PLC(2)	2,832	4,870
Ferrexpo PLC(1)	15,137	11,296
Fevertree Drinks PLC	2,653	29,076
Firstgroup PLC(2)	49,166	147,703
Foresight Group Holdings Ltd.	3,801	23,685
Forterra PLC	7,139	18,470
Frasers Group PLC(1)	4,199	38,364
Fresnillo PLC	497	12,040
Frontier Developments PLC(1)	65	328
Galliford Try Holdings PLC	4,337	25,104
117

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Games Workshop Group PLC	1,515	$316,288
Gamma Communications PLC	4,919	70,224
Genel Energy PLC(1)(2)	8,674	7,613
Georgia Capital PLC(1)	1,769	54,427
Glencore PLC(1)	170,551	673,770
Grafton Group PLC	6,351	75,026
Grainger PLC	18,182	47,809
Greggs PLC	6,849	146,072
GSK PLC, ADR(2)	41,559	1,648,646
Gulf Keystone Petroleum Ltd.	10,676	27,939
Gulf Marine Services PLC(1)	41,733	10,719
Gym Group PLC(1)	3,624	6,786
Haleon PLC, ADR	32,958	322,988
Halfords Group PLC	14,654	27,148
Halma PLC	3,448	153,289
Harbour Energy PLC	8,634	26,636
Hays PLC	36,679	30,903
Headlam Group PLC(1)	1,141	1,086
Helios Towers PLC(1)	41,329	73,288
Hikma Pharmaceuticals PLC	4,871	117,673
Hill & Smith PLC	1,870	53,488
Hilton Food Group PLC	5,159	57,948
Hiscox Ltd.	7,131	125,722
Hochschild Mining PLC	25,934	98,684
Hollywood Bowl Group PLC	7,163	24,423
Howden Joinery Group PLC	18,900	213,834
HSBC Holdings PLC, ADR(2)	51,760	3,336,967
Hunting PLC	2,569	11,407
Ibstock PLC	12,744	23,803
ICG PLC	3,734	110,107
IG Group Holdings PLC	13,123	200,476
IMI PLC	7,397	227,305
Impax Asset Management Group PLC	2,916	7,236
Inchcape PLC	19,228	173,478
Indivior PLC(1)	3,418	83,038
Informa PLC	6,661	78,463
IntegraFin Holdings PLC	8,026	37,898
InterContinental Hotels Group PLC	1,161	140,935
International Personal Finance PLC	14,608	40,194
International Workplace Group PLC	23,879	65,435
Intertek Group PLC	2,502	158,695
Investec PLC	14,255	104,335
IP Group PLC(1)	29,947	24,305
ITM Power PLC(1)(2)	20,558	18,437
J D Wetherspoon PLC	7,527	70,633
J Sainsbury PLC	98,655	399,207
JD Sports Fashion PLC	70,820	91,927
JET2 PLC	9,165	201,828
Johnson Matthey PLC	10,348	267,248
Johnson Service Group PLC	18,744	35,232
Jubilee Metals Group PLC(1)	28,078	1,306
Jupiter Fund Management PLC	7,591	12,842
Just Group PLC	27,621	78,774
Kainos Group PLC	2,483	23,702
Keller Group PLC	5,819	104,986
118

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Kingfisher PLC	98,652	$343,615
Knights Group Holdings PLC	237	548
Lancashire Holdings Ltd.	10,748	88,754
Legal & General Group PLC	193,282	646,894
Lion Finance Group PLC	2,218	219,878
Liontrust Asset Management PLC	2,711	12,632
Lloyds Banking Group PLC, ADR(2)	322,278	1,392,241
London Stock Exchange Group PLC	2,376	294,465
M&G PLC	38,031	136,229
Man Group PLC	8,385	18,528
Marks & Spencer Group PLC	80,444	375,711
Marshalls PLC	1,809	4,368
Marston's PLC(1)	6,983	3,636
McBride PLC(1)	15,056	23,971
Me Group International PLC(2)	14,615	39,488
Mears Group PLC	5,903	27,383
Melrose Industries PLC	16,865	133,925
Mitchells & Butlers PLC(1)	16,206	56,428
Mitie Group PLC	71,514	135,362
Molten Ventures PLC(1)	2,262	10,951
Mondi PLC	4,221	59,420
MONY Group PLC	25,741	69,556
Moonpig Group PLC	12,400	33,333
Morgan Advanced Materials PLC	7,472	21,315
Mortgage Advice Bureau Holdings Ltd.	524	5,032
Motorpoint group PLC	72	169
National Grid PLC, ADR(2)	16,148	1,139,564
NatWest Group PLC, ADR(2)	114,238	1,594,762
Next 15 Group PLC	1,714	6,145
Next PLC	4,853	784,233
Ninety One PLC	15,000	38,468
Norcros PLC	2,404	8,912
Ocado Group PLC(1)	886	4,032
On the Beach Group PLC	5,273	20,684
OSB Group PLC	23,326	166,265
Pagegroup PLC	15,349	49,195
Paragon Banking Group PLC	13,105	153,918
PayPoint PLC	2,613	25,182
Pearson PLC, ADR(2)	5,145	74,963
Pennon Group PLC	16,166	103,431
Persimmon PLC	7,471	107,344
Petra Diamonds Ltd.(1)(2)	4,880	1,193
Phoenix Group Holdings PLC	7,538	69,431
Playtech PLC	3,187	17,658
Plus500 Ltd.	4,204	172,273
Polar Capital Holdings PLC	2,875	17,858
Pollen Street Group Ltd.	1,861	22,137
Prax Exploration & Production PLC(1)	154,073	5,048
Premier Foods PLC	10,225	26,087
Prudential PLC, ADR(2)	10,326	274,672
PZ Cussons PLC	7,423	6,930
QinetiQ Group PLC	29,431	189,190
Quilter PLC	87,599	194,354
Rathbones Group PLC	909	22,610
Reach PLC	31,263	29,066
119

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Reckitt Benckiser Group PLC	16,902	$1,263,718
RELX PLC, ADR	17,682	825,219
Renishaw PLC	80	3,492
Rentokil Initial PLC	13,762	68,043
RHI Magnesita NV	599	16,532
Rightmove PLC	34,386	345,065
Rio Tinto PLC, ADR	12,830	804,698
Rolls-Royce Holdings PLC	58,314	840,907
Rotork PLC	15,697	73,045
RS Group PLC	4,273	32,642
Saga PLC(1)(2)	108	314
Sage Group PLC	13,946	204,576
Savannah Energy PLC(1)	44,665	4,347
Schroders PLC	12,666	65,071
Serco Group PLC	42,989	126,996
Serica Energy PLC	17,231	41,971
Severn Trent PLC	11,157	389,734
Shell PLC, ADR	47,101	3,479,822
SIG PLC(1)	1,703	242
Smith & Nephew PLC, ADR(2)	4,573	171,259
Smiths Group PLC	2,384	75,908
Softcat PLC	7,507	163,448
Spectris PLC	676	36,989
Speedy Hire PLC	6,740	2,425
Spirax Group PLC	569	56,098
Spire Healthcare Group PLC	642	1,885
SSE PLC	18,521	432,805
SSP Group PLC	30,919	64,315
St. James's Place PLC	33,437	573,365
Standard Chartered PLC	55,207	1,034,445
SThree PLC	5,787	15,246
Strix Group PLC(1)	2,672	1,663
Synthomer PLC(1)	6,745	5,526
Tatton Asset Management PLC	821	8,008
Taylor Wimpey PLC	77,915	100,798
TBC Bank Group PLC	2,175	128,643
Telecom Plus PLC	1,425	34,877
Tesco PLC	124,823	713,494
THG PLC(1)(2)	13,796	5,327
Topps Tiles PLC	1,038	519
TP ICAP Group PLC	32,066	120,373
Travis Perkins PLC	5,048	40,609
TUI AG(1)	12,237	125,465
Tullow Oil PLC(1)(2)	13,780	2,005
Unilever PLC, ADR	15,441	975,871
United Utilities Group PLC	26,308	408,722
Vanquis Banking Group PLC(1)	9,000	13,867
Vertu Motors PLC	18,946	15,231
Vesuvius PLC	8,932	45,154
Victrex PLC	813	7,846
Vistry Group PLC(1)	11,658	96,274
Vodafone Group PLC, ADR	78,649	940,642
Volex PLC	5,228	24,564
Vp PLC	87	703
120

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Watkin Jones PLC(1)(2)	3,373	$1,287
Weir Group PLC	4,017	133,782
WH Smith PLC	2,791	26,039
Whitbread PLC	6,101	259,740
Wickes Group PLC	24,946	67,334
Wise PLC, Class A(1)	15,497	220,769
WPP PLC, ADR(2)	2,049	54,380
XP Power Ltd.(1)	317	3,825
Yellow Cake PLC(1)	9,982	69,696
Zigup PLC	18,909	80,455
		52,200,604
United States — 0.4%
Alcoa Corp.	424	13,439
CRH PLC	6,618	747,503
Gen Digital, Inc.	12	362
Newmont Corp.	6,802	505,073
Primo Brands Corp., Class A	1,200	30,132
Seadrill Ltd.(1)	869	27,730
Smurfit WestRock PLC	6,148	291,169
Viemed Healthcare, Inc.(1)	200	1,474
		1,616,882
TOTAL COMMON STOCKS (Cost $305,868,084)		406,437,012
WARRANTS — 0.0%
Australia — 0.0%
Magellan Financial Group Ltd.(1)(2)	79	2
Canada — 0.0%
Constellation Software, Inc.(1)	100	1
Italy — 0.0%
Fincantieri SpA(1)(2)	3,222	8,670
TOTAL WARRANTS (Cost $—)		8,673
RIGHTS — 0.0%
Italy — 0.0%
Telecom Italia SpA(1)	49,767	582
Telecom Italia SpA(1)	37,591	440
		1,022
New Zealand — 0.0%
SKYCITY Entertainment Group Ltd.(1)	5,260	31
United States — 0.0%
Resolute Forest Products, Inc.(1)	2,300	2,137
TOTAL RIGHTS (Cost $2,530)		3,190
SHORT-TERM INVESTMENTS — 5.3%
Money Market Funds — 5.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,994,138	3,994,138
State Street Navigator Securities Lending Government Money Market Portfolio(3)	17,685,367	17,685,367
TOTAL SHORT-TERM INVESTMENTS (Cost $21,679,505)		21,679,505
TOTAL INVESTMENT SECURITIES — 104.6% (Cost $327,550,119)		428,128,380
OTHER ASSETS AND LIABILITIES — (4.6)%		(18,669,821)
TOTAL NET ASSETS — 100.0%		$409,458,559

121

Schedule of Investments - Avantis International Equity Fund

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	24.2%
Industrials	19.9%
Consumer Discretionary	10.6%
Materials	10.5%
Information Technology	6.0%
Health Care	6.0%
Energy	6.0%
Consumer Staples	5.7%
Communication Services	4.7%
Utilities	4.0%
Real Estate	1.7%
Short-Term Investments	5.3%
Other Assets and Liabilities	(4.6)%

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	3	September 2025	$970,913	$59,395
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $41,890,168. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $44,221,875, which includes securities collateral of $26,536,508.

122

Schedule of Investments - Avantis International Equity Fund
FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$2,349,366	$24,178,225	—
Belgium	801,916	3,339,729	—
Canada	229,500	45,547,791	—
Denmark	2,130,739	5,109,813	—
Finland	174,864	3,649,738	—
France	3,715,021	30,868,972	—
Germany	2,784,992	30,097,817	—
Hong Kong	152,637	7,163,965	—
Israel	760,541	4,193,983	—
Italy	956,686	10,827,374	—
Japan	9,693,156	77,717,953	—
Netherlands	6,020,532	8,576,712	—
Norway	340,771	2,694,684	—
Singapore	844,308	5,769,234	—
Spain	3,448,827	8,452,338	—
Sweden	2,287,703	11,519,244	—
Switzerland	4,890,518	26,786,099	—
United Kingdom	22,229,906	29,970,698	—
United States	1,098,370	518,512	—
Other Countries	—	4,543,778	—
Warrants	—	8,673	—
Rights	2,137	1,053	—
Short-Term Investments	21,679,505	—	—
	$86,591,995	$341,536,385	—
Other Financial Instruments
Futures Contracts	$59,395	—	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Equity Risk
Liability Derivatives:
Payable for variation margin on futures contracts*	$6,764
*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended August 31, 2025.

Type of Risk Exposure
Equity Risk
Net realized gain (loss) on:
Futures contract transactions	$(61,809)
Change in net unrealized appreciation (depreciation) on:
Futures contracts	$(5,086)

See Notes to Financial Statements.
123

Schedule of Investments - Avantis International Small Cap Value Fund
AUGUST 31, 2025

	Shares	Value
COMMON STOCKS — 99.4%
Australia — 9.3%
29Metals Ltd.(1)(2)	107,289	$23,660
Adairs Ltd.(2)	47,565	84,931
Aeris Resources Ltd.(1)(2)	67,237	9,910
Alkane Resources Ltd.(1)(2)	225,543	155,744
Alliance Aviation Services Ltd.(1)	9,551	14,416
Amplitude Energy Ltd.(1)	574,627	94,027
Aurelia Metals Ltd.(1)	386,629	54,326
Aurizon Holdings Ltd.	142,865	302,553
Australian Agricultural Co. Ltd.(1)	38,261	35,316
Australian Finance Group Ltd.(2)	51,743	94,665
Bank of Queensland Ltd.	296,192	1,406,678
Beach Energy Ltd.	1,966,156	1,540,770
Bendigo & Adelaide Bank Ltd.	106,968	931,847
Bravura Solutions Ltd.	87,571	128,155
Capricorn Metals Ltd.(1)	165,176	1,118,992
Catalyst Metals Ltd.(1)	155,650	741,698
Challenger Ltd.	292,257	1,591,024
Champion Iron Ltd.(2)	312,036	916,067
Coast Entertainment Holdings Ltd.(1)(2)	93,560	24,481
Coronado Global Resources, Inc.	260,622	62,070
Dyno Nobel Ltd.	470,640	937,138
Elders Ltd.	1,239	6,024
Emeco Holdings Ltd.(1)(2)	88,013	61,560
Emerald Resources NL(1)(2)	158,000	394,284
EML Payments Ltd.(1)	3,043	2,247
EVT Ltd.	35,373	323,931
FleetPartners Group Ltd.(1)(2)	76,422	140,895
Gold Road Resources Ltd.	618,427	1,363,139
GrainCorp Ltd., A Shares	66,605	347,739
Grange Resources Ltd.	222,445	29,112
GWA Group Ltd.	3,958	6,522
Harvey Norman Holdings Ltd.	96,292	433,238
Helia Group Ltd.	326,671	1,184,370
HUB24 Ltd.	126	8,953
Humm Group Ltd.	50,226	20,685
Iluka Resources Ltd.(2)	242,809	1,002,173
Infomedia Ltd.	30,568	33,474
Inghams Group Ltd.	374,841	663,898
Insignia Financial Ltd.(1)	129,598	381,188
Karoon Energy Ltd.(2)	994,535	1,142,951
Leo Lithium Ltd.(2)	183,575	1,201
Macmahon Holdings Ltd.	201,489	57,522
Magellan Financial Group Ltd.	106,014	706,341
McMillan Shakespeare Ltd.	4,913	62,871
Metals X Ltd.(1)	302,924	126,419
Mineral Resources Ltd.(1)	35,778	868,479
Monadelphous Group Ltd.	84,061	1,177,291
Mount Gibson Iron Ltd.(1)(2)	54,215	13,651
Myer Holdings Ltd.	436,588	189,579
New Hope Corp. Ltd.(2)	517,600	1,496,309
124

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Nickel Industries Ltd.	515,347	$234,985
NRW Holdings Ltd.	313,797	785,585
Nufarm Ltd.(1)	304,793	482,983
OFX Group Ltd.(1)(2)	32,997	17,467
Ora Banda Mining Ltd.(1)	332,931	186,999
Orora Ltd.	449,104	609,706
Pacific Current Group Ltd.	868	6,335
Pantoro Gold Ltd.(1)	23,867	73,204
Perenti Ltd.	692,924	1,069,667
Perseus Mining Ltd.	1,322,932	3,315,598
Platinum Asset Management Ltd.(2)	199,755	104,562
Premier Investments Ltd.	25,224	367,512
Ramelius Resources Ltd.	1,164,780	2,448,035
Regis Resources Ltd.(1)	906,149	2,729,477
Resimac Group Ltd.	17,203	11,698
Resolute Mining Ltd.(1)	2,465,223	1,050,991
Ridley Corp. Ltd.(2)	62,977	127,658
Sandfire Resources Ltd.(1)	297,867	2,437,534
Seven West Media Ltd.(1)	212,976	19,528
Sims Ltd.	122,282	1,134,988
SRG Global Ltd.	201,617	258,707
Stanmore Resources Ltd.	221,517	269,673
Star Entertainment Group Ltd.(1)(2)	1,258,884	86,329
Super Retail Group Ltd.	118,177	1,450,884
Ten Sixty Four Ltd.(1)	4,832	32
Terracom Ltd.(2)	194,588	9,305
Tyro Payments Ltd.(1)	106,005	85,681
Universal Store Holdings Ltd.	14,729	84,166
Vault Minerals Ltd.(1)	1,736,363	616,188
Viva Energy Group Ltd.(2)	378,133	532,802
West African Resources Ltd.(1)	1,198,433	2,384,315
Westgold Resources Ltd.(1)	150,223	342,410
Whitehaven Coal Ltd.(2)	688,535	2,970,884
		48,820,402
Austria — 1.1%
AT&S Austria Technologie & Systemtechnik AG(1)	60,122	1,432,610
CPI Europe AG(1)	21,442	467,877
Lenzing AG(1)	45,878	1,420,783
Oesterreichische Post AG	2,288	77,060
Porr AG	43,592	1,512,852
Semperit AG Holding	4,585	71,913
UNIQA Insurance Group AG	45,653	661,583
		5,644,678
Belgium — 1.3%
Bekaert SA	30,841	1,385,917
bpost SA(1)	1,050	2,625
Cie d'Entreprises CFE	3,893	40,350
Deceuninck NV(2)	1,622	4,015
Deme Group NV	1,548	236,004
EVS Broadcast Equipment SA	866	35,278
Gimv NV	4,146	213,773
Ion Beam Applications	785	10,997
Jensen-Group NV	250	17,961
125

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
KBC Ancora	10,807	$836,998
Kinepolis Group NV(2)	8,672	346,099
Proximus SADP	95,183	825,089
Solvay SA	11,672	383,372
Tessenderlo Group SA(2)	9,764	297,740
Umicore SA(2)	137,139	2,140,332
		6,776,550
Canada — 9.7%
ADENTRA, Inc.	7,330	183,444
Advantage Energy Ltd.(1)	98,100	793,600
Aecon Group, Inc.	500	7,431
Alamos Gold, Inc., Class A	629	19,163
Alaris Equity Partners Income	1,400	19,022
Algoma Central Corp.	200	2,519
Aris Mining Corp.(1)	47,300	411,574
Athabasca Oil Corp.(1)	270,200	1,184,406
AutoCanada, Inc.(1)	100	2,422
B2Gold Corp.	786,052	3,245,287
Badger Infrastructure Solutions Ltd.	7,800	327,312
Baytex Energy Corp.(2)	314,849	699,231
Birchcliff Energy Ltd.	53,215	244,502
Bonterra Energy Corp.(1)(2)	5,800	14,570
Brookfield Wealth Solutions Ltd.(1)	6,300	413,410
Calfrac Well Services Ltd.(1)	4,100	10,091
Canacol Energy Ltd.(1)(2)	3,101	5,780
Capital Power Corp.	15,300	638,025
Cardinal Energy Ltd.(2)	76,900	408,200
Cascades, Inc.	32,800	234,772
Centerra Gold, Inc.	106,187	866,754
CES Energy Solutions Corp.	89,620	540,976
Chorus Aviation, Inc.(2)	4,551	67,336
Doman Building Materials Group Ltd.	2,200	15,635
Dorel Industries, Inc., Class B(1)	877	773
Dundee Precious Metals, Inc.	53,400	989,962
Eldorado Gold Corp.(1)	95,700	2,372,727
Enerflex Ltd.	76,086	766,760
Ensign Energy Services, Inc.(1)(2)	30,100	48,656
Evertz Technologies Ltd.	200	1,764
Finning International, Inc.	63,900	2,649,336
Fortuna Mining Corp.(1)	173,700	1,339,413
Frontera Energy Corp.	7,694	34,118
Galiano Gold, Inc.(1)	66	143
goeasy Ltd.(2)	4,730	733,738
Headwater Exploration, Inc.(2)	135,510	671,950
Hudbay Minerals, Inc.	171,925	2,063,075
Hut 8 Corp.(1)	234	6,252
iA Financial Corp., Inc.	75	8,069
International Petroleum Corp.(1)(2)	33,702	625,524
Jaguar Mining, Inc.(1)	3,200	11,371
Journey Energy, Inc.(1)	520	1,113
K92 Mining, Inc.(1)	33,600	378,974
Kelt Exploration Ltd.(1)(2)	29,700	145,326
Laurentian Bank of Canada	8,327	184,930
126

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Linamar Corp.	14,200	$775,269
Lithium Argentina AG(1)(2)	7,900	26,979
Logan Energy Corp.(1)(2)	71,900	41,359
Lotus Creek Exploration, Inc.(1)	1,972	1,996
Lundin Gold, Inc.	32,100	1,973,892
Martinrea International, Inc.	29,160	220,184
MDA Space Ltd.(1)	3,500	113,179
MEG Energy Corp.	97,000	1,995,303
Meren Energy, Inc.(2)	55,200	71,545
Mullen Group Ltd.(2)	22,700	227,603
New Gold, Inc.(1)	392,670	2,315,962
North American Construction Group Ltd.(2)	14,249	194,746
NuVista Energy Ltd.(1)	87,888	934,332
OceanaGold Corp.	138,933	2,539,206
Paramount Resources Ltd., A Shares(2)	53,600	796,965
Parex Resources, Inc.	54,100	681,494
PetroTal Corp.(2)	367,500	181,964
Peyto Exploration & Development Corp.(2)	113,100	1,539,185
PHX Energy Services Corp.	3,700	20,934
Pizza Pizza Royalty Corp.(2)	1,900	22,136
Precision Drilling Corp.(1)(2)	5,910	342,116
Real Matters, Inc.(1)	13,400	62,543
Saturn Oil & Gas, Inc.(1)	4,900	9,027
Secure Waste Infrastructure Corp.	43,286	516,589
South Bow Corp.(2)	96,700	2,679,872
Spartan Delta Corp.(1)(2)	40,300	143,200
STEP Energy Services Ltd.(1)(2)	3,000	9,437
Surge Energy, Inc.(2)	68,800	347,169
Tamarack Valley Energy Ltd.	346,400	1,359,519
Taseko Mines Ltd.(1)	111,000	362,093
Torex Gold Resources, Inc.(1)	34,000	1,134,117
Total Energy Services, Inc.	7,000	67,943
Transcontinental, Inc., Class A	800	11,860
Trican Well Service Ltd.	99,105	430,091
Valeura Energy, Inc.(1)	65,200	381,700
Vermilion Energy, Inc.(2)	84,200	635,784
Wajax Corp.	2,575	44,624
Wesdome Gold Mines Ltd.(1)	25,200	334,508
Western Forest Products, Inc.(1)	1,156	10,555
Westshore Terminals Investment Corp.(2)	3,800	71,222
Whitecap Resources, Inc.(2)	541,408	4,076,280
		51,093,918
China — 0.0%
China Gold International Resources Corp. Ltd.(2)	2,500	36,480
Ever Sunshine Services Group Ltd.	266,000	66,656
LK Technology Holdings Ltd.(2)	250	173
		103,309
Denmark — 1.6%
D/S Norden AS	16,899	603,476
Dfds AS(1)	7,382	115,665
H&H International AS, B Shares(1)	1,425	21,602
Harboes Bryggeri AS, Class B	336	6,987
Jyske Bank AS	5,782	620,836
127

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Nilfisk Holding AS(1)	2,671	$44,961
NKT AS(1)	29,774	2,836,073
NTG Nordic Transport Group AS(1)	232	6,679
Per Aarsleff Holding AS	10,978	1,076,332
Schouw & Co. AS	297	27,556
Solar AS, B Shares	3,968	134,950
Sydbank AS	31,724	2,412,083
TORM PLC, Class A(2)	22,581	484,545
		8,391,745
Finland — 1.0%
Aspo OYJ	1,402	9,351
Atria OYJ	343	5,322
Citycon OYJ(2)	40,011	168,669
Finnair OYJ(1)(2)	153,751	565,120
Harvia OYJ(2)	5,015	225,577
Incap OYJ(1)(2)	1,674	19,911
Kalmar OYJ, B Shares	13,030	599,771
Kemira OYJ	1,069	24,714
Lassila & Tikanoja OYJ	14,024	171,362
Marimekko OYJ	10,569	148,249
Nokian Renkaat OYJ(2)	125,915	1,184,754
Outokumpu OYJ(2)	205,785	846,659
Puuilo OYJ	81,485	1,271,001
Talenom OYJ	3,181	12,731
Tokmanni Group Corp.(2)	3,101	33,612
Verkkokauppa.com OYJ(1)(2)	249	1,098
YIT OYJ(1)(2)	6,962	26,369
		5,314,270
France — 3.0%
AKWEL SADIR	113	1,059
Ayvens SA(2)	13,336	147,759
Beneteau SACA(2)	5,246	51,330
Catana Group(2)	4,546	18,182
Cie des Alpes	21,654	561,262
Clariane SE(1)	70,770	354,850
Coface SA	70,788	1,333,103
Derichebourg SA	112,467	787,216
Esso SA Francaise(2)	1,404	159,968
Etablissements Maurel et Prom SA	65,205	388,074
Euroapi SA(1)	30,029	105,931
Genfit SA(1)(2)	3,937	15,902
Guerbet(1)	63	1,512
ID Logistics Group SACA(1)	30	14,410
Jacquet Metals SACA	893	20,523
Kaufman & Broad SA	11,089	371,901
Maisons du Monde SA(1)(2)	12,783	29,312
Manitou BF SA	4,237	93,375
Mersen SA	17,622	500,134
Metropole Television SA	9,976	153,684
Nexans SA	228	34,763
Opmobility	50,819	819,599
OVH Groupe SA(1)(2)	4,613	55,030
Pullup Entertainment(1)	1,787	47,423
128

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
ReWorld Media SA	1,855	$3,961
SES SA	335,272	2,343,528
SMCP SA(1)	28,845	214,674
Solutions 30 SE(1)	78,252	157,051
Synergie SE	96	3,774
Television Francaise 1 SA	43,894	433,365
Ubisoft Entertainment SA(1)	79,591	870,784
Valeo SE	181,489	2,202,534
Vallourec SACA	114,415	2,054,062
Vicat SACA	10,201	714,121
VusionGroup	1,464	367,461
X-Fab Silicon Foundries SE(1)(2)	63,659	519,221
		15,950,838
Germany — 3.8%
2G Energy AG	6,750	290,426
7C Solarparken AG(1)	5,130	10,865
AlzChem Group AG	4,023	682,569
Aurubis AG	5,082	576,977
Baader Bank AG	2,427	14,909
Bijou Brigitte AG	517	23,835
Borussia Dortmund GmbH & Co. KGaA	45,837	196,797
CANCOM SE	320	8,596
Cewe Stiftung & Co. KGaA	2,659	299,319
Deutsche Rohstoff AG	583	27,609
Draegerwerk AG & Co. KGaA	622	40,372
Draegerwerk AG & Co. KGaA, Preference Shares	2,357	182,837
Einhell Germany AG, Preference Shares	952	87,409
Elmos Semiconductor SE	3,370	321,799
flatexDEGIRO AG	53,325	1,764,394
Friedrich Vorwerk Group SE	5,371	452,851
Gesco SE	473	9,494
Grand City Properties SA	12,308	158,755
Grenke AG	1,244	24,557
Heidelberger Druckmaschinen AG(1)	189,120	445,461
Hornbach Holding AG & Co. KGaA	6,519	793,466
HUGO BOSS AG	27,144	1,337,383
Indus Holding AG	6,340	166,582
Instone Real Estate Group SE	1,059	11,467
JOST Werke SE	4,048	248,139
Jungheinrich AG, Preference Shares	35,468	1,247,558
Kloeckner & Co. SE	38,173	263,196
Koenig & Bauer AG(1)	6,503	117,301
Kontron AG	25,013	715,299
Krones AG	3,259	501,227
KSB SE & Co. KGaA	1	1,088
KSB SE & Co. KGaA, Preference Shares	69	70,097
Lang & Schwarz AG	2,492	59,816
Lanxess AG	50,171	1,423,462
Multitude PLC	937	7,373
Mutares SE & Co. KGaA	10,033	335,332
Norma Group SE	18,384	341,953
ProCredit Holding AG	7,223	77,893
SAF-Holland SE	35,384	659,219
129

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Schaeffler AG	76,463	$529,057
Sixt SE	9,709	960,430
Sixt SE, Preference Shares	11,804	823,165
SMA Solar Technology AG(1)	8,550	226,967
Steico SE	2,570	74,024
STO SE & Co. KGaA, Preference Shares	1,138	165,405
Suedzucker AG	44,896	526,412
thyssenkrupp AG	222,457	2,354,180
Villeroy & Boch AG, Preference Shares	195	3,879
Vossloh AG	192	18,931
Wacker Neuson SE	5,013	147,239
Wuestenrot & Wuerttembergische AG	829	13,543
		19,840,914
Hong Kong — 1.5%
Analogue Holdings Ltd.	12,000	1,356
AustAsia Group Ltd.(1)	7,812	2,310
Bright Smart Securities & Commodities Group Ltd.(1)(2)	838,000	1,257,517
Cafe de Coral Holdings Ltd.	332,000	299,569
Chow Sang Sang Holdings International Ltd.	57,000	98,247
Crystal International Group Ltd.	15,500	13,720
Dah Sing Banking Group Ltd.	192,800	259,082
Dah Sing Financial Holdings Ltd.	86,400	393,069
Dickson Concepts International Ltd.	10,000	6,566
Eagle Nice International Holdings Ltd.	2,000	996
E-Commodities Holdings Ltd.	1,440,000	155,399
Hang Lung Group Ltd.	196,000	343,477
IGG, Inc.	102,000	62,135
Impro Precision Industries Ltd.	166,000	79,088
International Housewares Retail Co. Ltd.	10,000	1,095
Johnson Electric Holdings Ltd.	381,906	1,403,254
JS Global Lifestyle Co. Ltd.(1)	65,000	18,298
K Wah International Holdings Ltd.	166,000	47,175
Karrie International Holdings Ltd.	74,000	9,094
Minmetals Land Ltd.(1)	4,000	189
Oriental Watch Holdings	52,000	23,223
Pacific Basin Shipping Ltd.	3,591,000	1,009,045
PAX Global Technology Ltd.	39,000	32,501
Regina Miracle International Holdings Ltd.	25,000	6,205
Shun Tak Holdings Ltd.(1)(2)	406,000	38,617
Singamas Container Holdings Ltd.	274,000	25,721
SmarTone Telecommunications Holdings Ltd.	92,000	55,135
Stella International Holdings Ltd.(2)	89,000	192,524
Sun Hung Kai & Co. Ltd.	38,000	20,240
Tai Hing Group Holdings Ltd.	50,000	6,681
Ten Pao Group Holdings Ltd.	80,000	22,739
Texhong International Group Ltd.	102,000	61,513
Texwinca Holdings Ltd.	26,000	2,678
Truly International Holdings Ltd.	218,000	33,697
United Energy Group Ltd.(2)	6,848,000	482,221
United Laboratories International Holdings Ltd.	674,000	1,329,858
Yue Yuen Industrial Holdings Ltd.	59,000	104,293
		7,898,527
130

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Ireland — 0.3%
Dalata Hotel Group PLC	160,109	$1,193,859
FBD Holdings PLC	2,442	41,127
Origin Enterprises PLC	11,863	52,692
Permanent TSB Group Holdings PLC(1)	4,574	12,464
Uniphar PLC	13,961	66,186
		1,366,328
Israel — 3.6%
Adgar Investment & Development Ltd.(1)	786	1,270
Africa Israel Residences Ltd.	533	38,401
Alony Hetz Properties & Investments Ltd.	18,505	210,289
Ashdod Refinery Ltd.(1)	1,929	32,592
Azorim-Investment Development & Construction Co. Ltd.	8,607	51,862
Bezeq The Israeli Telecommunication Corp. Ltd.	191,697	352,498
Big Shopping Centers Ltd.	1,720	337,626
Blue Square Real Estate Ltd.	98	11,071
Caesarstone Ltd.(1)	611	868
Cellcom Israel Ltd.(1)	11,701	106,091
Clal Insurance Enterprises Holdings Ltd.	35,583	1,825,808
Delek Automotive Systems Ltd.	704	5,478
Delek Group Ltd.	5,943	1,311,281
Delta Galil Ltd.	2,662	138,959
Direct Finance of Direct Group 2006 Ltd.	354	52,088
Dor Alon Energy in Israel 1988 Ltd.(1)	81	3,320
Doral Group Renewable Energy Resources Ltd.(1)	33,190	159,305
El Al Israel Airlines(1)	96,639	386,182
Elco Ltd.	345	18,417
Energix-Renewable Energies Ltd.	27,614	106,896
Enlight Renewable Energy Ltd.(1)	16,763	475,090
Equital Ltd.(1)	6,646	292,003
Fattal Holdings 1998 Ltd.(1)	3,348	545,681
FIBI Holdings Ltd.	9,053	686,217
First International Bank Of Israel Ltd.	4,077	289,085
Fox Wizel Ltd.	1,553	145,374
G City Ltd.	41,479	157,672
Harel Insurance Investments & Financial Services Ltd.	53,063	1,766,715
IDI Insurance Co. Ltd.	3,480	246,112
Isracard Ltd.	81,051	326,310
Israel Corp. Ltd.	1,752	567,429
Isras Holdings Ltd.(1)	163	18,888
Isras Investment Co. Ltd.	520	136,695
Land Development Nimrodi Group Ltd.	2,361	24,485
M Yochananof & Sons Ltd.	273	23,861
Malam-Team Holding Ltd.(1)	163	10,124
Menora Mivtachim Holdings Ltd.	10,208	989,585
Migdal Insurance & Financial Holdings Ltd.	189,271	681,790
Mivne Real Estate KD Ltd.	34,520	126,475
Mizrahi Tefahot Bank Ltd.	1	33
Naphtha Israel Petroleum Corp. Ltd.	2,351	18,294
Neto Malinda Trading Ltd.	2,221	85,211
Nexxen International Ltd.(1)	28,322	284,229
Norstar Holdings, Inc.	1,824	6,145
Oil Refineries Ltd.	1,783,064	441,897
131

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Partner Communications Co. Ltd.	65,087	$610,107
Paz Retail & Energy Ltd.	529	99,784
Perion Network Ltd.(1)	573	5,273
Phoenix Financial Ltd.	63,537	2,246,698
Property & Building Corp. Ltd.	90	10,133
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	92	8,380
Scope Metals Group Ltd.	69	3,034
Shikun & Binui Ltd.(1)	46,124	204,179
Shufersal Ltd.	112,222	1,393,068
Summit Real Estate Holdings Ltd.	1,418	27,546
Tadiran Group Ltd.	102	5,684
Tamar Petroleum Ltd.	4,695	58,646
Tera Light Ltd.(1)	1,388	4,431
Victory Supermarket Chain Ltd.	265	3,843
YH Dimri Construction & Development Ltd.	541	59,132
ZIM Integrated Shipping Services Ltd.	58,921	801,915
		19,037,555
Italy — 2.9%
Aquafil SpA(1)	14,237	28,626
Azimut Holding SpA	34,288	1,230,159
Banca IFIS SpA	10,913	295,024
Banca Sistema SpA(1)(2)	33,424	63,533
Banco di Desio e della Brianza SpA	10,982	94,214
BasicNet SpA	1,033	7,845
BFF Bank SpA(1)(2)	47,705	624,643
Brembo NV(2)	8,316	92,062
Cementir Holding NV	5,529	90,840
Credito Emiliano SpA	57,026	896,598
d'Amico International Shipping SA	78,261	364,105
Danieli & C Officine Meccaniche SpA(2)	445	20,833
Danieli & C Officine Meccaniche SpA, Preference Shares	273	9,171
Emak SpA	6,148	6,979
ERG SpA	38,215	923,724
Eurogroup Laminations SpA(2)	1,972	8,262
Ferretti SpA(2)	66,348	209,067
Fila SpA	13,924	142,076
Fincantieri SpA(1)	58,816	1,401,954
Gefran SpA	300	3,827
Geox SpA(1)(2)	48,891	17,891
Iveco Group NV	113,849	2,447,967
MFE-MediaForEurope NV, Class A(2)	164,999	601,089
MFE-MediaForEurope NV, Class B(2)	58,688	312,098
NewPrinces SpA(1)	7,298	214,343
Orsero SpA	1,264	23,865
OVS SpA	184,882	891,527
Safilo Group SpA(1)	94,773	167,720
Saipem SpA(2)	579,976	1,629,734
Sanlorenzo SpA(2)	2,300	87,964
Sesa SpA(2)	1,374	119,276
Sogefi SpA(2)	6,632	21,051
TREVI - Finanziaria Industriale SpA(1)	46,222	26,531
Webuild SpA(2)	519,499	2,340,910
		15,415,508
132

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Japan — 32.6%
& ST HD Co. Ltd.	7,800	$159,599
77 Bank Ltd.	21,300	817,109
AD Works Group Co. Ltd.	40,300	124,594
ADEKA Corp.	9,200	204,701
AEON Financial Service Co. Ltd.(2)	73,000	733,647
Aeon Hokkaido Corp.	6,500	40,332
AFC-HD AMS Life Science Co. Ltd.	1,300	7,654
Ahresty Corp.	9,900	62,483
Aichi Corp.	10,600	94,779
Aichi Steel Corp.	21,600	422,226
Aiful Corp.	26,600	84,380
Air Water, Inc.	2,100	36,509
Airman Corp.(2)	1,000	14,194
Airport Facilities Co. Ltd.	400	2,803
Aisan Industry Co. Ltd.	43,700	576,979
Akebono Brake Industry Co. Ltd.(1)	6,200	4,755
Alconix Corp.	20,700	303,746
Alinco, Inc.	200	1,480
Allied Telesis Holdings KK	43,600	57,409
Alps Alpine Co. Ltd.	150,300	1,833,813
Amuse, Inc.	400	5,393
AOKI Holdings, Inc.	25,900	313,827
Aoyama Trading Co. Ltd.(2)	3,000	49,799
Arakawa Chemical Industries Ltd.	1,500	11,432
Arata Corp.	18,700	386,393
ARCLANDS Corp.	48,400	594,026
Arcs Co. Ltd.(2)	29,000	594,231
ARE Holdings, Inc.	5,800	80,542
Artience Co. Ltd.	10,400	215,766
Asahi Co. Ltd.(2)	5,500	51,369
Asahi Yukizai Corp.(2)	2,400	72,589
Asanuma Corp.	59,600	345,495
Asia Pile Holdings Corp.	8,700	73,156
ASKUL Corp.	2,900	29,688
Autobacs Seven Co. Ltd.	200	2,122
Awa Bank Ltd.	7,900	184,648
Axial Retailing, Inc.	55,500	434,106
Bando Chemical Industries Ltd.	9,900	133,887
Bank of Nagoya Ltd.	7,000	477,336
Bank of Saga Ltd.	6,400	125,850
Bank of the Ryukyus Ltd.(2)	12,300	109,889
Belc Co. Ltd.(2)	3,700	184,944
Belluna Co. Ltd.	6,600	44,888
B-Lot Co. Ltd.	1,800	22,117
BML, Inc.	700	16,847
Bookoff Group Holdings Ltd.	2,800	28,634
Bunka Shutter Co. Ltd.	4,100	72,273
Canon Electronics, Inc.	16,300	288,322
Carlit Co. Ltd.(2)	6,200	56,509
Cawachi Ltd.	1,600	30,406
Central Glass Co. Ltd.	16,600	378,350
Chiba Kogyo Bank Ltd.(2)	2,000	20,322
133

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Chori Co. Ltd.	300	$7,877
Chubu Shiryo Co. Ltd.	1,600	18,819
Chubu Steel Plate Co. Ltd.(2)	4,000	60,262
Chuetsu Pulp & Paper Co. Ltd.	2,700	31,642
Chuo Spring Co. Ltd.	1,300	28,385
Citizen Watch Co. Ltd.	31,100	213,121
CKD Corp.	27,900	457,771
CMK Corp.	48,200	117,860
Cosmo Energy Holdings Co. Ltd.	13,500	648,781
Credit Saison Co. Ltd.	46,300	1,175,732
CTI Engineering Co. Ltd.	3,200	63,737
Daicel Corp.	188,500	1,734,852
Daido Metal Co. Ltd.	8,100	50,082
Daido Steel Co. Ltd.	89,400	764,859
Daihatsu Infinearth Mfg Co. Ltd.	3,300	71,372
Daiichi Jitsugyo Co. Ltd.	1,400	25,647
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	200	934
Daiki Aluminium Industry Co. Ltd.	1,100	8,583
Daikoku Denki Co. Ltd.(2)	3,200	55,908
Daikokutenbussan Co. Ltd.	1,100	55,718
Daikyonishikawa Corp.	5,100	26,109
Daio Paper Corp.	92,600	547,846
Daishi Hokuetsu Financial Group, Inc.	24,000	641,608
Daishinku Corp.	1,500	5,879
Daito Pharmaceutical Co. Ltd.	2,100	17,472
Daitron Co. Ltd.	4,100	114,151
Daiwabo Holdings Co. Ltd.	31,000	657,262
DCM Holdings Co. Ltd.(2)	4,400	44,078
Denka Co. Ltd.	61,800	934,648
Densan System Holdings Co. Ltd.	400	9,355
DIC Corp.	70,500	1,630,453
DKS Co. Ltd.(2)	3,400	128,877
Doshisha Co. Ltd.	1,200	21,261
Dowa Holdings Co. Ltd.	2,000	70,220
Eagle Industry Co. Ltd.	7,100	120,941
Eco's Co. Ltd.	100	1,850
EDION Corp.	56,000	769,821
Ehime Bank Ltd.	8,800	71,798
Eizo Corp.	100	1,515
EJ Holdings, Inc.	1,100	13,129
Electric Power Development Co. Ltd.	58,800	1,121,025
Endo Lighting Corp.	8,900	134,430
eRex Co. Ltd.	26,400	127,019
ERI Holdings Co. Ltd.	400	7,803
Exedy Corp.	13,600	489,378
FCC Co. Ltd.	30,400	646,079
Feed One Co. Ltd.	600	4,590
Ferrotec Corp.	49,700	1,299,014
FIDEA Holdings Co. Ltd.	3,420	36,739
First Bank of Toyama Ltd.(2)	35,300	309,009
Foster Electric Co. Ltd.	12,100	177,269
France Bed Holdings Co. Ltd.	3,100	26,635
Fudo Tetra Corp.	9,500	169,394
134

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Fuji Co. Ltd.(2)	1,800	$24,538
Fuji Oil Co. Ltd.	15,900	35,864
Fuji Seal International, Inc.	25,200	492,608
Fujibo Holdings, Inc.	5,300	229,105
Fujikura Composites, Inc.	4,600	57,431
FuKoKu Co. Ltd.(2)	2,900	37,021
Fukuyama Transporting Co. Ltd.	400	9,512
Furukawa Battery Co. Ltd.(1)	2,400	22,805
Furukawa Co. Ltd.	20,100	382,041
Furukawa Electric Co. Ltd.	34,500	2,150,560
Furuno Electric Co. Ltd.(2)	23,900	906,077
Fuso Chemical Co. Ltd.	16,600	523,735
Futaba Industrial Co. Ltd.	35,900	229,992
Fuyo General Lease Co. Ltd.	45,300	1,341,636
Gakken Holdings Co. Ltd.	2,000	14,095
Gamecard-Joyco Holdings, Inc.	1,700	33,929
Gecoss Corp.	400	3,745
Genky DrugStores Co. Ltd.	9,100	279,430
Geo Holdings Corp.	21,500	241,392
GLOBERIDE, Inc.	1,100	17,675
Glory Ltd.	43,700	1,132,974
Godo Steel Ltd.	2,100	58,867
Good Com Asset Co. Ltd.(2)	3,200	32,697
GS Yuasa Corp.	81,400	1,824,708
G-Tekt Corp.	13,300	177,875
Gunma Bank Ltd.	95,200	994,930
Gunze Ltd.	9,600	243,686
H2O Retailing Corp.	75,300	1,059,470
Hagihara Industries, Inc.	4,200	46,635
Hakudo Co. Ltd.	1,200	18,810
Halows Co. Ltd.	4,300	149,392
Hamakyorex Co. Ltd.	22,800	232,628
Hanwa Co. Ltd.	11,300	485,138
Hazama Ando Corp.	167,700	1,950,786
Heiwa Corp.(2)	15,400	227,892
Heiwado Co. Ltd.(2)	29,700	573,181
HI-LEX Corp.	1,400	27,044
Hino Motors Ltd.(1)	288,700	748,549
Hirano Tecseed Co. Ltd.	800	8,775
Hirogin Holdings, Inc.	26,700	253,713
Hodogaya Chemical Co. Ltd.	4,200	43,291
Hokko Chemical Industry Co. Ltd.	1,000	10,826
Hokuhoku Financial Group, Inc.	53,900	1,357,681
H-One Co. Ltd.	9,300	92,930
Hoosiers Holdings Co. Ltd.(2)	2,300	20,037
HS Holdings Co. Ltd.	900	6,451
Hyakugo Bank Ltd.	59,400	332,622
Hyakujushi Bank Ltd.	4,300	144,460
Ichikoh Industries Ltd.	4,500	13,446
Ichinen Holdings Co. Ltd.	6,900	83,862
Iino Kaiun Kaisha Ltd.(2)	84,700	686,285
i-mobile Co. Ltd.	7,500	32,582
Inabata & Co. Ltd.	20,600	482,616
135

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
I-Net Corp.	1,500	$17,953
INFRONEER Holdings, Inc.	193,100	1,927,152
Innotech Corp.	1,800	18,456
Internet Initiative Japan, Inc.	900	16,935
Inui Global Logistics Co. Ltd.(2)	13,700	149,290
Iriso Electronics Co. Ltd.	17,000	334,384
Ishihara Sangyo Kaisha Ltd.	32,200	535,385
Ito En Ltd.	64,500	1,481,158
Ito En Ltd., Preference Shares	15,300	187,115
Itochu Enex Co. Ltd.	22,800	299,070
Itochu-Shokuhin Co. Ltd.	2,200	150,035
IwaiCosmo Holdings, Inc.	11,500	205,082
Iwatani Corp.	55,100	600,398
Iyogin Holdings, Inc.	8,400	115,964
Izumi Co. Ltd.(2)	19,100	420,033
J Trust Co. Ltd.	15,700	46,992
Jaccs Co. Ltd.(2)	20,100	582,935
JAFCO Group Co. Ltd.	800	13,968
Japan Aviation Electronics Industry Ltd.	18,600	317,150
Japan Cash Machine Co. Ltd.	7,900	53,646
Japan Electronic Materials Corp.(2)	8,100	152,414
Japan Petroleum Exploration Co. Ltd.	115,900	950,728
Japan Pulp & Paper Co. Ltd.	52,600	247,387
Japan Transcity Corp.	7,000	56,045
Japan Wool Textile Co. Ltd.	1,300	14,070
JM Holdings Co. Ltd.(2)	2,900	56,182
J-Oil Mills, Inc.	10,800	149,034
Joshin Denki Co. Ltd.	2,300	39,049
JSB Co. Ltd.(2)	2,200	58,239
JSP Corp.	5,600	73,886
JTEKT Corp.	171,400	1,674,425
Juroku Financial Group, Inc.	11,800	433,330
JVCKenwood Corp.	123,200	1,028,246
Kaga Electronics Co. Ltd.	37,800	883,882
Kamei Corp.	6,600	126,413
Kanadevia Corp.	133,700	892,634
Kanamoto Co. Ltd.	37,000	878,482
Kaneka Corp.	33,300	974,014
Kanematsu Corp.	77,000	1,620,589
Kanto Denka Kogyo Co. Ltd.	31,100	178,967
Kato Sangyo Co. Ltd.	9,700	377,628
Kawada Technologies, Inc.	8,500	233,542
Keihan Holdings Co. Ltd.	28,300	617,513
Keihanshin Building Co. Ltd.	200	2,123
Keiyo Bank Ltd.	19,400	158,351
Kenko Mayonnaise Co. Ltd.	2,000	25,332
KH Neochem Co. Ltd.	17,600	333,517
Kitz Corp.	56,400	572,660
Kiyo Bank Ltd.	24,100	471,692
Koatsu Gas Kogyo Co. Ltd.	3,900	28,224
Koei Chemical Co. Ltd.	200	3,042
Kohnan Shoji Co. Ltd.(2)	17,200	464,586
Kojima Co. Ltd.(2)	7,400	56,203
136

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Komeri Co. Ltd.	14,000	$315,981
Komori Corp.	20,400	212,150
Konica Minolta, Inc.(1)	25,600	86,978
Konishi Co. Ltd.	8,700	76,296
Konoike Transport Co. Ltd.	20,700	476,867
KPP Group Holdings Co. Ltd.	34,200	189,569
KRS Corp.(2)	3,100	71,317
K's Holdings Corp.	66,000	672,586
Kumagai Gumi Co. Ltd.	5,600	179,566
Kurabo Industries Ltd.(2)	6,600	339,952
Kuraray Co. Ltd.	104,500	1,245,088
Kureha Corp.	27,100	701,606
KYB Corp.	31,100	800,918
Kyoei Steel Ltd.	12,700	195,835
Kyokuyo Co. Ltd.	8,300	262,765
Kyushu Leasing Service Co. Ltd.	1,800	17,265
Lacto Japan Co. Ltd.	1,600	43,206
Life Corp.(2)	28,300	472,307
Look Holdings, Inc.	1,000	17,403
Macnica Holdings, Inc.	50,800	691,126
Mamiya-Op Co. Ltd.(2)	400	5,168
Mars Group Holdings Corp.	4,700	100,439
Marudai Food Co. Ltd.	6,400	85,057
Maruha Nichiro Corp.	44,400	991,947
Maruzen Showa Unyu Co. Ltd.	2,500	123,288
Matsuda Sangyo Co. Ltd.	300	7,782
Maxell Ltd.	3,800	53,086
MCJ Co. Ltd.	4,200	40,505
Mebuki Financial Group, Inc.	252,400	1,551,535
Megachips Corp.	200	7,770
Megmilk Snow Brand Co. Ltd.	29,200	562,779
Meidensha Corp.	500	19,644
Meiji Shipping Group Co. Ltd.	4,400	21,608
Meiko Electronics Co. Ltd.	900	58,600
Meisei Industrial Co. Ltd.	800	8,799
Meiwa Corp.	1,600	8,870
METAWATER Co. Ltd.	2,200	44,738
MIMAKI ENGINEERING Co. Ltd.	13,600	162,541
Ministop Co. Ltd.	800	10,857
Miraial Co. Ltd.	1,700	12,927
Mirait One Corp.	52,900	1,017,409
Mitsuba Corp.	24,600	155,269
Mitsubishi Kakoki Kaisha Ltd.(2)	7,900	144,139
Mitsubishi Paper Mills Ltd.(2)	3,300	15,224
Mitsubishi Research Institute, Inc.	200	6,487
Mitsubishi Steel Manufacturing Co. Ltd.	3,400	40,010
Mitsui E&S Co. Ltd.	29,200	899,460
Mitsui High-Tec, Inc.(2)	32,100	183,915
Mitsui Mining & Smelting Co. Ltd.	56,000	3,948,577
Mitsui-Soko Holdings Co. Ltd.	22,400	635,038
Miyaji Engineering Group, Inc.(2)	18,200	251,492
Miyazaki Bank Ltd.	6,400	190,012
Mizuho Leasing Co. Ltd.	80,000	692,494
137

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Mizuho Medy Co. Ltd.	2,800	$29,756
Modec, Inc.	49,600	2,651,898
Moriroku Co. Ltd.	6,200	102,891
Morita Holdings Corp.	5,600	83,505
Mugen Estate Co. Ltd.	6,300	86,609
Musashi Seimitsu Industry Co. Ltd.	33,200	731,711
Musashino Bank Ltd.	15,700	408,039
Nachi-Fujikoshi Corp.	12,300	286,736
Nafco Co. Ltd.	1,100	14,623
Nagase & Co. Ltd.	15,000	320,715
Nagoya Railroad Co. Ltd.	196,600	2,245,088
Namura Shipbuilding Co. Ltd.(2)	59,100	1,397,594
Nankai Electric Railway Co. Ltd.	52,600	941,871
Nanto Bank Ltd.	23,600	790,371
Nasu Denki Tekko Co. Ltd.	100	9,909
NEC Capital Solutions Ltd.(2)	4,200	110,039
NHK Spring Co. Ltd.	55,400	692,347
Nichicon Corp.	700	6,509
Nichirin Co. Ltd.	2,700	68,205
Nihon Chouzai Co. Ltd.	10,800	286,129
Nihon Dempa Kogyo Co. Ltd.	8,800	54,889
Nihon Dengi Co. Ltd.	200	7,149
Nihon Flush Co. Ltd.	400	2,166
Nihon House Holdings Co. Ltd.	7,900	17,388
Nihon Nohyaku Co. Ltd.	21,400	141,311
Nihon Tokushu Toryo Co. Ltd.	500	7,283
Nikkiso Co. Ltd.	48,600	488,757
Nippon Beet Sugar Manufacturing Co. Ltd.	200	3,680
Nippon Carbide Industries Co., Inc.	2,400	34,174
Nippon Chemical Industrial Co. Ltd.(2)	2,800	55,749
Nippon Chemi-Con Corp.(1)(2)	2,000	18,931
Nippon Coke & Engineering Co. Ltd.(1)	122,200	86,143
Nippon Concrete Industries Co. Ltd.	2,500	5,250
Nippon Denko Co. Ltd.	29,300	65,396
Nippon Densetsu Kogyo Co. Ltd.	1,600	29,428
Nippon Kayaku Co. Ltd.	2,300	22,286
Nippon Light Metal Holdings Co. Ltd.	47,200	656,962
Nippon Paper Industries Co. Ltd.	134,800	1,107,205
Nippon Seiki Co. Ltd.	7,600	91,480
Nippon Shokubai Co. Ltd.	73,000	917,770
Nippon Signal Co. Ltd.	1,600	13,211
Nippon Yakin Kogyo Co. Ltd.(2)	12,400	369,756
Nipro Corp.	78,000	795,660
Nishikawa Rubber Co. Ltd.	4,900	104,144
Nishi-Nippon Financial Holdings, Inc.	49,700	831,028
Nishi-Nippon Railroad Co. Ltd.	16,500	249,713
Nishio Holdings Co. Ltd.	19,900	563,719
Nissan Shatai Co. Ltd.	46,400	357,448
Nissei ASB Machine Co. Ltd.	500	23,757
Nisshin Oillio Group Ltd.	700	24,599
Nissui Corp.	156,300	1,061,441
Nittetsu Mining Co. Ltd.(2)	11,900	681,194
Nojima Corp.	39,300	882,367
138

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
NOK Corp.	48,700	$847,606
Nomura Micro Science Co. Ltd.(2)	9,800	210,459
Noritsu Koki Co. Ltd.	12,300	139,240
North Pacific Bank Ltd.	71,300	334,359
NPR-RIKEN Corp.	4,800	95,635
NS United Kaiun Kaisha Ltd.	11,300	380,614
NTN Corp.	558,900	1,239,325
Ogaki Kyoritsu Bank Ltd.	3,800	80,433
Oisix ra daichi, Inc.(1)	9,900	109,143
Oji Holdings Corp.	11,700	64,477
Oki Electric Industry Co. Ltd.	127,100	1,318,279
Okinawa Cellular Telephone Co.	7,000	238,863
Okinawa Financial Group, Inc.	5,800	145,322
Okura Industrial Co. Ltd.	5,200	173,388
Okuwa Co. Ltd.(2)	2,200	14,091
Olympic Group Corp.	500	1,402
Orient Corp.	47,370	323,392
Osaka Steel Co. Ltd.(2)	14,500	257,994
OSG Corp.	76,800	1,050,651
Pacific Industrial Co. Ltd.	28,600	443,174
Pack Corp.	1,800	14,443
PAL GROUP Holdings Co. Ltd.	10,100	354,309
Penta-Ocean Construction Co. Ltd.	368,700	2,661,347
PILLAR Corp.(2)	200	5,438
Press Kogyo Co. Ltd.	53,100	235,731
Prima Meat Packers Ltd.	7,100	113,761
PS Construction Co. Ltd.	20,600	258,791
Raito Kogyo Co. Ltd.	300	6,721
Raiznext Corp.	700	8,998
Rasa Industries Ltd.	2,700	82,551
Rengo Co. Ltd.	171,900	1,072,400
Resorttrust, Inc.	21,000	268,165
Restar Corp.	10,100	177,987
Retail Partners Co. Ltd.	2,700	25,953
Ricoh Leasing Co. Ltd.	11,600	442,749
Riken Technos Corp.	12,400	98,554
Ryobi Ltd.	19,800	355,166
RYODEN Corp.(2)	1,000	20,823
S Foods, Inc.(2)	900	16,484
Sakai Chemical Industry Co. Ltd.	10,300	205,249
Sakata INX Corp.	3,000	45,675
Sakura Internet, Inc.(2)	300	6,048
Sala Corp.	13,400	91,677
San Holdings, Inc.	800	7,947
San ju San Financial Group, Inc.	12,700	308,434
San-A Co. Ltd.	2,700	52,265
San-Ai Obbli Co. Ltd.	13,600	191,935
San-In Godo Bank Ltd.	43,100	390,717
SANIX HOLDINGS, Inc.(1)	1,600	2,581
Sanki Engineering Co. Ltd.	33,900	1,145,563
Sanko Gosei Ltd.	1,200	7,378
Sankyo Frontier Co. Ltd.	400	5,621
Sankyo Tateyama, Inc.	7,600	32,290
139

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Sankyu, Inc.	27,600	$1,533,456
Sanoh Industrial Co. Ltd.	16,400	89,691
Sansha Electric Manufacturing Co. Ltd.	2,000	11,652
Sanshin Electronics Co. Ltd.	7,700	146,420
Sanyo Trading Co. Ltd.	5,800	63,077
Sato Corp.	21,000	320,023
SBI Leasing Services Co. Ltd.	2,000	69,970
SBS Holdings, Inc.	11,300	272,228
Scroll Corp.	5,900	43,972
SEC Carbon Ltd.	2,000	29,628
Seed Co. Ltd.	1,600	5,951
Seika Corp.	4,900	193,838
Seiko Electric Co. Ltd.	1,500	16,256
Seiko Group Corp.	16,800	729,727
Sekisui Kasei Co. Ltd.	2,100	5,248
SEMITEC Corp.	800	13,313
Senko Group Holdings Co. Ltd.	139,500	1,915,473
Senshu Electric Co. Ltd.	400	12,144
Senshu Ikeda Holdings, Inc.(2)	224,600	980,556
Shibaura Electronics Co. Ltd.	100	4,794
Shibaura Machine Co. Ltd.(2)	16,200	455,831
Shibusawa Logistics Corp.	100	3,030
Shibuya Corp.	3,000	72,288
Shikoku Bank Ltd.	11,400	109,574
Shikoku Kasei Holdings Corp.	5,600	81,749
Shin Nippon Air Technologies Co. Ltd.	800	16,754
Shin Nippon Biomedical Laboratories Ltd.	1,000	11,403
Shinagawa Refractories Co. Ltd.(2)	8,700	113,947
Shinmaywa Industries Ltd.	62,100	742,442
Shinnihon Corp.	20,500	261,681
Shinsho Corp.	7,500	115,072
Shinwa Co. Ltd.	400	8,924
Ship Healthcare Holdings, Inc.	33,100	500,252
Showa Sangyo Co. Ltd.	9,700	197,127
Siix Corp.	36,400	320,774
SK-Electronics Co. Ltd.	4,600	92,394
SKY Perfect JSAT Holdings, Inc.	112,400	1,066,089
Soda Nikka Co. Ltd.	4,000	30,014
Sodick Co. Ltd.	34,300	198,462
Soken Chemical & Engineering Co. Ltd.	1,600	18,214
Sotetsu Holdings, Inc.	24,100	423,856
Starts Corp., Inc.	16,100	543,899
St-Care Holding Corp.	1,900	10,186
Stella Chemifa Corp.	500	14,039
Studio Alice Co. Ltd.(2)	700	10,064
Subaru Enterprise Co. Ltd.	500	11,854
Sumida Corp.	35,200	250,075
Sumitomo Osaka Cement Co. Ltd.	27,300	726,822
Sumitomo Riko Co. Ltd.	37,800	562,796
Sumitomo Seika Chemicals Co. Ltd.(2)	5,900	182,868
Sumitomo Warehouse Co. Ltd.	600	12,527
Suzuki Co. Ltd.	4,100	59,250
T RAD Co. Ltd.	1,600	73,049
140

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Tachibana Eletech Co. Ltd.	200	$3,934
Tachikawa Corp.	400	4,923
Tachi-S Co. Ltd.	3,500	46,231
Taiheiyo Cement Corp.	53,300	1,441,628
Taiho Kogyo Co. Ltd.	1,500	6,940
Taisei Oncho Co. Ltd.	700	20,266
Takamatsu Construction Group Co. Ltd.	400	8,870
Takamiya Co. Ltd.	1,000	2,455
Takaoka Toko Co. Ltd.	5,000	105,646
Takara Standard Co. Ltd.	36,200	648,762
Takasago International Corp.	13,100	752,985
Takashimaya Co. Ltd.(2)	204,100	1,798,030
Take & Give Needs Co. Ltd.	2,600	15,075
Tamron Co. Ltd.	12,800	87,579
Tamura Corp.	34,600	119,347
Tanseisha Co. Ltd.	10,200	95,454
Tazmo Co. Ltd.	4,400	66,662
Techno Ryowa Ltd.	1,100	36,959
Teijin Ltd.	155,800	1,325,233
Tekken Corp.	200	4,570
Tera Probe, Inc.	3,600	113,628
Tess Holdings Co. Ltd.	30,900	76,074
Tigers Polymer Corp.	900	5,729
Toa Corp.	24,300	355,946
TOA ROAD Corp.	1,400	15,306
Toagosei Co. Ltd.	22,000	229,211
Toenec Corp.	49,800	480,242
Toho Co. Ltd.	2,800	66,934
Toho Holdings Co. Ltd.(2)	2,800	103,454
Toho Titanium Co. Ltd.	24,900	299,394
Tokai Carbon Co. Ltd.	214,800	1,474,934
TOKAI Holdings Corp.	88,300	628,575
Tokai Rika Co. Ltd.	32,000	569,814
Tokuyama Corp.	69,900	1,593,080
Tokyo Kiraboshi Financial Group, Inc.(2)	25,600	1,215,807
Tokyo Steel Manufacturing Co. Ltd.	23,700	266,597
Tokyo Tekko Co. Ltd.	5,700	231,104
Tokyotokeiba Co. Ltd.	3,400	122,063
Tokyu Construction Co. Ltd.	91,200	695,151
Toli Corp.	1,800	7,128
Tomoku Co. Ltd.	4,900	109,855
TOMONY Holdings, Inc.	164,700	706,537
Topre Corp.	32,200	473,603
Topy Industries Ltd.	7,900	156,703
Torishima Pump Manufacturing Co. Ltd.(2)	400	5,411
Toshiba TEC Corp.	7,900	153,794
Totech Corp.	10,000	216,394
Totetsu Kogyo Co. Ltd.	1,100	32,610
Towa Pharmaceutical Co. Ltd.(2)	5,300	103,942
Toyo Seikan Group Holdings Ltd.	28,100	682,806
Toyo Tanso Co. Ltd.	3,300	86,729
Toyo Tire Corp.	73,500	1,867,331
Toyobo Co. Ltd.	72,800	535,731
141

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Toyoda Gosei Co. Ltd.	54,000	$1,307,271
Toyota Boshoku Corp.	64,700	1,055,284
TPR Co. Ltd.	11,800	188,643
Traders Holdings Co. Ltd.	4,600	31,501
TRE Holdings Corp.	41,724	433,890
Trusco Nakayama Corp.	19,200	315,111
TS Tech Co. Ltd.	11,600	145,871
Tsubakimoto Chain Co.	34,400	513,507
Tsuburaya Fields Holdings, Inc.	1,200	17,102
Tsugami Corp.	25,600	368,608
Tsukuba Bank Ltd.(2)	18,800	37,180
Tsuzuki Denki Co. Ltd.	300	6,483
Tv Tokyo Holdings Corp.	1,000	30,665
UACJ Corp.	31,500	1,344,522
UBE Corp.	18,600	293,637
Uchida Yoko Co. Ltd.	7,700	559,548
UEX Ltd.	3,400	18,847
Unipres Corp.	23,400	185,217
United Arrows Ltd.	7,200	101,699
UNITED, Inc.(2)	800	3,458
Valor Holdings Co. Ltd.	42,100	804,369
Vertex Corp.	6,000	67,210
Vital KSK Holdings, Inc.	3,500	29,701
VT Holdings Co. Ltd.	41,800	137,871
Wacom Co. Ltd.	32,500	159,253
Wakita & Co. Ltd.	1,200	14,974
Warabeya Nichiyo Holdings Co. Ltd.(2)	8,900	170,307
Wellnet Corp.	5,000	25,794
Xebio Holdings Co. Ltd.	4,400	33,179
YAMABIKO Corp.	16,200	254,483
Yamada Holdings Co. Ltd.	3,100	9,775
Yamae Group Holdings Co. Ltd.	9,600	175,038
Yamaichi Electronics Co. Ltd.	16,000	345,259
Yellow Hat Ltd.	7,800	87,702
Yokogawa Bridge Holdings Corp.	37,700	710,265
Yokohama Rubber Co. Ltd.(2)	16,200	596,087
Yokorei Co. Ltd.	11,100	87,933
Yorozu Corp.	1,600	10,707
Yuasa Trading Co. Ltd.	11,600	386,483
Yurtec Corp.	40,200	719,308
Yushiro, Inc.	1,500	23,339
Zacros Corp.	8,900	252,018
Zenrin Co. Ltd.	32,600	231,701
		171,543,020
Netherlands — 1.1%
Alfen NV(1)(2)	9,550	110,428
AMG Critical Materials NV	12,066	370,975
ASR Nederland NV(2)	24,187	1,678,038
Basic-Fit NV(1)(2)	22,750	665,912
Brunel International NV(2)	6,098	61,700
Constellium SE(1)	58,170	842,883
ForFarmers NV	2,391	13,109
Fugro NV(2)	29,380	405,202
142

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Koninklijke BAM Groep NV	24,423	$217,700
Koninklijke Heijmans NV, CVA	12,794	879,445
Koninklijke Vopak NV	14,496	700,973
Nedap NV	63	6,663
SIF Holding NV(1)(2)	1,046	9,462
Sligro Food Group NV	2,450	31,129
Van Lanschot Kempen NV	1,172	71,619
		6,065,238
New Zealand — 0.3%
Air New Zealand Ltd.	2,125,454	739,828
Channel Infrastructure NZ Ltd.	5,917	8,272
Fletcher Building Ltd.(1)	297,216	552,265
KMD Brands Ltd.(1)(2)	13,702	1,940
Oceania Healthcare Ltd.(1)	371,672	138,208
PGG Wrightson Ltd.	3,178	4,478
SKY Network Television Ltd.(2)	10,714	20,231
SKYCITY Entertainment Group Ltd.(1)(2)	729,186	300,811
Warehouse Group Ltd.(1)	4,116	1,967
		1,768,000
Norway — 2.1%
2020 Bulkers Ltd.	17,002	228,790
ABG Sundal Collier Holding ASA	52,525	36,245
Aker Solutions ASA	218,942	678,401
AMSC ASA(1)	5,422	793
Avance Gas Holding Ltd.(1)	8,412	201
Bluenord ASA(1)	2,059	100,880
BW LPG Ltd.	59,792	933,239
BW Offshore Ltd.	38,296	143,095
Cool Co. Ltd.	18,018	148,842
DNO ASA	417,416	635,965
Grieg Seafood ASA(1)	3,641	25,753
Hoegh Autoliners ASA	77,662	892,522
Kid ASA	6,221	91,255
Klaveness Combination Carriers ASA	4,897	36,551
Kongsberg Automotive ASA(1)	103,514	18,287
MPC Container Ships ASA	285,447	509,892
Nordic Mining ASA(1)	36,884	66,640
Norske Skog ASA(1)	38,365	83,252
Norwegian Air Shuttle ASA	793,806	1,345,362
Odfjell Drilling Ltd.	15,262	123,155
Odfjell SE, Class A	16,842	199,879
Odfjell Technology Ltd.	6,441	36,248
OKEA ASA(1)	3,401	6,434
Panoro Energy ASA(1)	67,352	160,278
Rana Gruber ASA	14,305	94,449
Scatec ASA(1)	109,258	1,150,074
Sea1 offshore, Inc.	27,088	68,798
Shelf Drilling Ltd.(1)	31,247	43,241
Solstad Maritime Holding AS	5,177	13,075
SpareBank 1 Nord Norge	59,349	809,166
SpareBank 1 SMN	16,542	315,939
SpareBank 1 Sor-Norge ASA	622	10,922
Sparebanken More	1,335	14,039
143

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Sparebanken Norge	8,006	$135,252
Stolt-Nielsen Ltd.	14,441	469,442
TGS ASA	123,497	944,179
Wallenius Wilhelmsen ASA	36,719	343,622
		10,914,157
Portugal — 0.3%
CTT-Correios de Portugal SA	120,989	1,038,991
Ibersol SGPS SA	9	100
NOS SGPS SA	19,436	88,826
Semapa-Sociedade de Investimento e Gestao	16,865	348,459
Sonae SGPS SA	6,934	10,368
Teixeira Duarte SA(1)(2)	143,034	68,454
		1,555,198
Singapore — 2.1%
Aztech Global Ltd.	45,100	23,553
BRC Asia Ltd.	5,500	17,367
Bumitama Agri Ltd.	185,600	172,102
Centurion Corp. Ltd.	10,500	14,395
China Sunsine Chemical Holdings Ltd.	27,500	15,733
CNMC Goldmine Holdings Ltd.	147,400	72,273
CSE Global Ltd.	385,167	206,955
First Resources Ltd.	719,700	958,977
Frencken Group Ltd.	10,000	11,113
Geo Energy Resources Ltd.	1,536,800	431,053
Golden Agri-Resources Ltd.	3,588,600	783,921
Hafnia Ltd.	51,317	313,827
Hong Fok Corp. Ltd.	54,400	33,500
Hong Leong Asia Ltd.	89,300	177,221
Hour Glass Ltd.	33,400	52,304
Hutchison Port Holdings Trust, U Shares	4,728,500	1,016,443
InnoTek Ltd.	9,200	2,832
ISDN Holdings Ltd.	43,305	12,973
Keppel Infrastructure Trust	246,500	85,461
OUE Ltd.	15,900	14,370
Rex International Holding Ltd.(1)	2,506,100	348,567
RH PetroGas Ltd.(1)	232,700	33,123
Riverstone Holdings Ltd.(2)	22,600	12,678
Samudera Shipping Line Ltd.	662,200	531,401
Sing Holdings Ltd.	11,800	3,813
Singapore Post Ltd.	10,800	3,912
Tuan Sing Holdings Ltd.	13,487	2,942
Wee Hur Holdings Ltd.	1,296,700	742,613
Yangzijiang Financial Holding Ltd.	4,556,100	3,727,501
Yangzijiang Shipbuilding Holdings Ltd.	534,300	1,210,624
Yanlord Land Group Ltd.(1)	316,700	175,041
		11,208,588
Spain — 1.7%
Aedas Homes SA	1,272	31,493
Atresmedia Corp. de Medios de Comunicacion SA(2)	28,212	172,078
Audax Renovables SA(1)(2)	10,126	16,964
Bankinter SA	194,540	2,903,347
Construcciones y Auxiliar de Ferrocarriles SA	6,874	416,168
Ercros SA(1)	14,395	46,221
144

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Gestamp Automocion SA	76,669	$310,040
Grenergy Renovables SA(1)	4,861	371,834
Grupo Catalana Occidente SA	4,161	238,413
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	5,557	8,679
Melia Hotels International SA	29,468	274,066
Miquel y Costas & Miquel SA	1,905	32,007
Neinor Homes SA(1)	8,045	160,292
Obrascon Huarte Lain SA(1)	399,698	189,124
Prosegur Cia de Seguridad SA	23,862	74,094
Sacyr SA	272,259	1,149,103
Soltec Power Holdings SA(1)(2)	5,373	2,511
Tecnicas Reunidas SA(1)(2)	25,367	673,562
Unicaja Banco SA	437,668	1,213,567
Vidrala SA	4,734	510,719
		8,794,282
Sweden — 4.6%
AcadeMedia AB	35,822	351,161
Alleima AB(2)	141,154	1,043,230
Alligo AB, Class B	7,388	82,494
Annehem Fastigheter AB, B Shares(1)	682	1,360
AQ Group AB	23,090	474,380
Arjo AB, B Shares	75,364	275,577
Atrium Ljungberg AB, B Shares(2)	2,960	9,861
Avanza Bank Holding AB	11,533	435,882
Better Collective AS(1)(2)	1,154	14,410
BICO Group AB(1)	291	726
Bilia AB, A Shares	47,081	580,504
Billerud Aktiebolag	118,109	1,128,533
Bonava AB, B Shares(1)	81,040	95,610
Bufab AB	54,086	536,259
Bulten AB	1,926	11,201
Bure Equity AB	15,973	478,707
Byggmax Group AB	2,920	17,993
Cibus Nordic Real Estate AB publ(2)	1,463	26,347
Cint Group AB(1)	72,221	53,807
Clas Ohlson AB, B Shares	31,976	1,130,859
Cloetta AB, B Shares	50,672	173,722
Corem Property Group AB, B Shares(2)	399,010	194,173
Dios Fastigheter AB	64,110	435,104
Dynavox Group AB(1)	83,088	1,103,939
Elanders AB, B Shares	400	2,456
Electrolux AB, B Shares(1)(2)	114,410	679,755
Electrolux Professional AB, B Shares	2,474	16,069
Elekta AB, B Shares	49,660	246,935
Embracer Group AB(1)(2)	82,804	740,409
Fastighetsbolaget Emilshus AB, Class B(1)	1,161	6,111
G5 Entertainment AB	3,291	32,339
Granges AB(2)	59,716	875,947
Hanza AB	7,444	89,438
Haypp Group AB(1)	2,850	45,904
Hexatronic Group AB(1)(2)	74,057	180,677
Hoist Finance AB	27,835	295,681
Hufvudstaden AB, A Shares(2)	437	5,697
145

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
IAR Systems Group AB	1,381	$26,046
INVISIO AB(2)	8,798	289,623
JM AB(2)	53,670	776,059
Loomis AB	48,084	2,131,912
Maha Capital AB(1)(2)	15,860	12,012
Medcap AB(1)	1,302	84,559
MEKO AB	14,823	128,122
NCC AB, B Shares	72,236	1,482,919
Net Insight AB, B Shares(1)(2)	16,083	7,656
New Wave Group AB, B Shares(2)	58,080	648,511
Nobia AB(1)	94,593	47,286
Nolato AB, B Shares	11,630	71,360
Norion Bank AB(1)	18,091	132,547
Note AB	15,303	303,880
NP3 Fastigheter AB(2)	9,293	248,055
Nyfosa AB(2)	75,900	658,252
Pandox AB	36,133	653,992
Paradox Interactive AB	27,158	497,124
Peab AB, Class B	135,931	1,060,545
Platzer Fastigheter Holding AB, B Shares(2)	10,720	77,369
Plejd AB(1)	2,722	253,089
RaySearch Laboratories AB(2)	28,900	811,191
Rusta AB	30,213	236,571
Rvrc Holding AB	2,338	11,497
Samhallsbyggnadsbolaget i Norden AB, D Shares(1)	32,269	28,278
Saniona AB(1)	37,262	51,946
Scandi Standard AB	23,842	245,858
SkiStar AB(2)	35,477	588,836
Solid Forsakring AB	4,180	32,768
Stendorren Fastigheter AB(1)	511	10,864
Storytel AB	715	5,956
TF Bank AB	2,223	37,154
Troax Group AB(2)	726	10,828
Truecaller AB, B Shares(2)	100,404	476,013
Yubico AB(1)(2)	1,054	15,226
Zinzino AB, Class B(2)	5,663	112,808
		24,139,969
Switzerland — 4.2%
ALSO Holding AG	3,134	993,069
Arbonia AG	25,598	185,756
Ascom Holding AG	110	632
Autoneum Holding AG(2)	3,138	622,931
Basilea Pharmaceutica Ag Allschwil(1)	8,868	522,817
Bell Food Group AG	1,040	327,785
Bellevue Group AG	642	5,987
Bossard Holding AG, Class A	1,925	407,839
Bucher Industries AG	4,922	2,338,489
Burckhardt Compression Holding AG	1,114	1,003,088
Burkhalter Holding AG	2,286	417,254
Bystronic AG	79	34,758
Cembra Money Bank AG	9,307	1,055,730
Cicor Technologies Ltd.(1)	2,082	481,620
Clariant AG(1)	508	5,219
146

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Coltene Holding AG(1)	353	$23,087
COSMO Pharmaceuticals NV	3,568	280,663
Daetwyler Holding AG, Bearer Shares	2,829	478,363
DKSH Holding AG	3,002	220,780
dormakaba Holding AG	1,072	997,380
EFG International AG(1)	65,958	1,311,139
Emmi AG	375	349,834
Feintool International Holding AG(1)	531	7,267
Forbo Holding AG	677	671,274
Gurit Holding AG, Bearer Shares(1)	8	143
Implenia AG	14,383	1,147,793
Komax Holding AG(1)(2)	782	83,517
Leonteq AG(2)	895	18,310
Medmix AG	8,628	115,864
Montana Aerospace AG(1)	7,007	221,716
Phoenix Mecano AG	17	8,970
PolyPeptide Group AG(1)(2)	3,544	120,067
Schweiter Technologies AG	388	152,684
Sensirion Holding AG(1)(2)	128	10,586
SFS Group AG	2,304	317,018
St. Galler Kantonalbank AG	370	233,098
Stadler Rail AG	43,629	1,161,256
Swissquote Group Holding SA	4,047	2,653,895
TX Group AG	52	12,727
Valiant Holding AG	9,185	1,517,717
Vetropack Holding AG	1,359	44,193
Vontobel Holding AG	17,918	1,366,834
V-ZUG Holding AG	209	11,879
Zehnder Group AG	3,167	283,319
		22,224,347
United Kingdom — 11.1%
4imprint Group PLC	2,849	129,674
Alpha Group International PLC	3,929	221,790
Anglo Asian Mining PLC(1)	5,959	14,874
ASOS PLC(1)(2)	27,269	102,226
Atalaya Mining Copper SA	23,171	168,527
Bodycote PLC	29,762	251,793
boohoo Group PLC(1)(2)	370,637	76,374
Capricorn Energy PLC(1)	4,539	13,099
Central Asia Metals PLC	132,783	304,427
Close Brothers Group PLC(1)	86,655	538,554
CMC Markets PLC	41,032	121,711
Coats Group PLC	1,045,627	1,084,509
Computacenter PLC	53,294	1,656,363
DFS Furniture PLC(1)	45,978	96,934
Diversified Energy Co. PLC	60,930	992,712
Dowlais Group PLC	18,975	20,009
Dr. Martens PLC	240,023	294,266
Drax Group PLC	346,274	3,041,559
Dunelm Group PLC	59,704	969,129
easyJet PLC	125,327	831,162
Ecora Resources PLC	39,689	38,359
Endeavour Mining PLC	20	695
147

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Energean PLC	124,185	$1,601,762
EnQuest PLC	910,160	155,655
Essentra PLC	7,635	10,378
Everplay Group PLC	14,914	79,627
Ferrexpo PLC(1)	83,361	62,210
Firstgroup PLC(2)	642,963	1,931,569
Forterra PLC	14,284	36,956
Frasers Group PLC(1)	56,102	512,575
Funding Circle Holdings PLC(1)	4,878	9,593
Games Workshop Group PLC	267	55,742
Genel Energy PLC(1)(2)	36,022	31,615
Georgia Capital PLC(1)	9,131	280,935
Greggs PLC	57,585	1,228,145
Gulf Keystone Petroleum Ltd.	147,251	385,352
Gulf Marine Services PLC(1)	63,232	16,241
Halfords Group PLC	129,115	239,194
Hikma Pharmaceuticals PLC	51,454	1,243,022
Hilton Food Group PLC	60,580	680,461
Hochschild Mining PLC	316,553	1,204,546
Howden Joinery Group PLC	61,533	696,181
Hunting PLC	71,533	317,632
IG Design Group PLC(1)	4,688	3,802
IG Group Holdings PLC	72,042	1,100,565
Impax Asset Management Group PLC	31,269	77,594
Inchcape PLC	197,985	1,786,249
Indivior PLC(1)	809	19,654
International Personal Finance PLC	57,547	158,341
J D Wetherspoon PLC	77,815	730,212
JET2 PLC	84,976	1,871,308
Johnson Matthey PLC	132,209	3,414,436
Johnson Service Group PLC	232,144	436,347
Jubilee Metals Group PLC(1)	2,770	129
Just Group PLC	31,975	91,191
Keller Group PLC	66,413	1,198,215
Lancashire Holdings Ltd.	116,772	964,270
Lion Finance Group PLC	21,447	2,126,118
Liontrust Asset Management PLC	23,587	109,907
Man Group PLC	10,984	24,271
Marks & Spencer Group PLC	810,134	3,783,706
Marston's PLC(1)	117,354	61,103
McBride PLC(1)	55,566	88,468
Me Group International PLC(2)	131,339	354,866
Mears Group PLC	63,395	294,081
Mitchells & Butlers PLC(1)	172,854	601,868
Molten Ventures PLC(1)	3,195	15,467
Morgan Advanced Materials PLC	119,020	339,514
Motorpoint group PLC	61	143
MP Evans Group PLC	5,541	99,582
Ninety One PLC	87,765	225,073
OSB Group PLC	226,293	1,612,989
Pagegroup PLC	185,937	595,944
Pan African Resources PLC	710,186	607,511
Paragon Banking Group PLC	118,539	1,392,237
148

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Petra Diamonds Ltd.(1)(2)	46,129	$11,280
Pinewood Technologies Group PLC(1)	2,852	19,821
Plus500 Ltd.	52,617	2,156,153
Polar Capital Holdings PLC	7,602	47,221
PZ Cussons PLC	4,899	4,574
QinetiQ Group PLC	102,097	656,305
Quilter PLC	999,010	2,216,479
Rathbones Group PLC	383	9,527
Reach PLC	256,931	238,873
RHI Magnesita NV	10,717	295,779
S4 Capital PLC(2)	99,847	28,059
Secure Trust Bank PLC	121	1,815
Senior PLC	4,464	12,100
Serica Energy PLC	290,293	707,094
SIG PLC(1)	76,887	10,919
Sigmaroc PLC(1)	129,847	201,845
Speedy Hire PLC	138,940	49,995
Spire Healthcare Group PLC	67,276	197,526
St. James's Place PLC	32,862	563,505
SThree PLC	63,429	167,108
Tate & Lyle PLC	619	4,451
TBC Bank Group PLC	27,495	1,626,227
TP ICAP Group PLC	176,138	661,209
Vanquis Banking Group PLC(1)	20,176	31,088
Vertu Motors PLC	50,582	40,665
Vesuvius PLC	131,198	663,245
Victrex PLC	30,715	296,434
Volex PLC	9,263	43,523
Vp PLC	235	1,897
Watkin Jones PLC(1)(2)	84,435	32,225
Wickes Group PLC	260,740	703,783
Xaar PLC(1)	533	851
Yellow Cake PLC(1)	7,651	53,420
Young & Co.'s Brewery PLC, Class A	1,845	20,833
Yu Group PLC(2)	2,736	60,095
Zigup PLC	177,470	755,109
		58,524,331
United States — 0.2%
Golar LNG Ltd.	29,554	1,295,056
TOTAL COMMON STOCKS (Cost $394,732,801)		523,686,728
WARRANTS — 0.0%
Hong Kong — 0.0%
CSI Properties Ltd.(1)	17,500	45
Italy — 0.0%
Fincantieri SpA(1)(2)	27,855	74,951
Geox SpA(1)	14,380	917
Webuild SpA(1)(2)	6,684	30,110
		105,978
TOTAL WARRANTS (Cost $—)		106,023
149

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
RIGHTS — 0.0%
New Zealand — 0.0%
SKYCITY Entertainment Group Ltd.(1)	204,312	$1,205
United States — 0.0%
Resolute Forest Products, Inc.(1)	10,100	9,387
TOTAL RIGHTS (Cost $11,110)		10,592
SHORT-TERM INVESTMENTS — 2.9%
Money Market Funds — 2.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,888,321	1,888,321
State Street Navigator Securities Lending Government Money Market Portfolio(3)	13,652,756	13,652,756
TOTAL SHORT-TERM INVESTMENTS (Cost $15,541,077)		15,541,077
TOTAL INVESTMENT SECURITIES — 102.3% (Cost $410,284,988)		539,344,420
OTHER ASSETS AND LIABILITIES — (2.3)%		(12,376,727)
TOTAL NET ASSETS — 100.0%		$526,967,693

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	23.3%
Materials	20.6%
Financials	16.9%
Consumer Discretionary	12.8%
Energy	10.9%
Consumer Staples	4.3%
Information Technology	4.2%
Communication Services	2.2%
Utilities	1.6%
Health Care	1.5%
Real Estate	1.1%
Short-Term Investments	2.9%
Other Assets and Liabilities	(2.3)%

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Russell 2000 E-Mini Index	13	September 2025	$1,540,370	$53,255
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $50,229,870. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $54,002,136, which includes securities collateral of $40,349,380.
150

Schedule of Investments - Avantis International Small Cap Value Fund
FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$2,940,722	$520,746,006	—
Warrants	—	106,023	—
Rights	9,387	1,205	—
Short-Term Investments	15,541,077	—	—
	$18,491,186	$520,853,234	—
Other Financial Instruments
Futures Contracts	$53,255	—	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Equity Risk
Liability Derivatives:
Payable for variation margin on futures contracts*	$8,122
*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended August 31, 2025.

Type of Risk Exposure
Equity Risk
Net realized gain (loss) on:
Futures contract transactions	$200,464

Change in net unrealized appreciation (depreciation) on:
Futures contracts	$(71,194)

See Notes to Financial Statements.
151

Statements of Assets and Liabilities

AUGUST 31, 2025
	Avantis Emerging Markets Equity Fund	Avantis International Equity Fund
Assets
Investment securities, at value	$646,934,216	$410,443,013
Investment made with cash collateral received for securities on loan, at value	9,898,251	17,685,367
Cash	10,927	8,248
Foreign currency holdings, at value	306,007	47,016
Deposits with broker for futures contracts	106,643	63,986
Receivable for investments sold	—	27,131
Receivable for capital shares sold	449,180	71,117
Dividends and interest receivable	1,544,609	1,374,342
Securities lending receivable	48,407	24,234
	659,298,240	429,744,454

Liabilities
Payable for collateral received for securities on loan	9,898,251	17,685,367
Payable for investments purchased	940,169	1,512,340
Payable for capital shares redeemed	710,696	1,021,504
Payable for variation margin on futures contracts	11,273	6,764
Accrued management fees	170,194	59,920
Accrued foreign taxes	3,807,822	—
	15,538,405	20,285,895

Net Assets	$643,759,835	$409,458,559

Net Assets Consist of:
Capital paid in	$524,000,940	$302,672,597
Distributable earnings (loss)	119,758,895	106,785,962
	$643,759,835	$409,458,559

Investment securities, at cost	$528,556,911	$309,864,752
Investment securities on loan, at value	$37,968,205	$41,890,168
Investment made with cash collateral received for securities on loan, at cost	$9,898,251	$17,685,367
Foreign currency holdings, at cost	$306,487	$46,967

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Avantis Emerging Markets Equity Fund
Institutional Class	$610,066,217	43,769,047	$13.94
G Class	$33,693,618	2,410,854	$13.98
Avantis International Equity Fund
Institutional Class	$311,057,252	21,095,992	$14.74
G Class	$98,401,307	6,664,371	$14.77

See Notes to Financial Statements.
152

Statements of Assets and Liabilities

AUGUST 31, 2025
Avantis International Small Cap Value Fund
Assets
Investment securities, at value	$525,691,664
Investment made with cash collateral received for securities on loan, at value	13,652,756
Foreign currency holdings, at value	8,998
Deposits with broker for futures contracts	119,768
Receivable for capital shares sold	113,025
Dividends and interest receivable	1,697,484
Securities lending receivable	23,436
541,307,131

Liabilities
Payable for collateral received for securities on loan	13,652,756
Payable for capital shares redeemed	521,558
Payable for variation margin on futures contracts	8,122
Accrued management fees	157,002
14,339,438

Net Assets	$526,967,693

Net Assets Consist of:
Capital paid in	$365,948,310
Distributable earnings (loss)	161,019,383
$526,967,693

Investment securities, at cost	$396,632,232
Investment securities on loan, at value	$50,229,870
Investment made with cash collateral received for securities on loan, at cost	$13,652,756
Foreign currency holdings, at cost	$8,991

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Avantis International Small Cap Value Fund
Institutional Class	$526,957,903	32,422,425	$16.25
G Class	$9,790	601	$16.29

See Notes to Financial Statements.
153

Statements of Operations

YEAR ENDED AUGUST 31, 2025
	Avantis Emerging Markets Equity Fund	Avantis International Equity Fund
Investment Income (Loss)
Income:
Dividends	$18,998,847	$10,796,211
Securities lending, net	403,088	251,992
Interest	159,044	94,378
Less foreign taxes withheld	(2,417,790)	(1,112,655)
	17,143,189	10,029,926

Expenses:
Management fees	1,905,598	707,182
Other expenses	26,821	6,436
	1,932,419	713,618
Fees waived - G Class	(65,617)	(133,924)
	1,866,802	579,694

Net investment income (loss)	15,276,387	9,450,232

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions*	9,058,105	1,776,358
Futures contract transactions	40,487	(61,809)
Foreign currency translation transactions	(226,305)	(47,344)
	8,872,287	1,667,205

Change in net unrealized appreciation (depreciation) on:
Investments**	79,021,673	50,025,842
Futures contracts	43,340	(5,086)
Translation of assets and liabilities in foreign currencies	(4,805)	21,677
	79,060,208	50,042,433

Net realized and unrealized gain (loss)	87,932,495	51,709,638

Net Increase (Decrease) in Net Assets Resulting from Operations	$103,208,882	$61,159,870

*Net of foreign tax expenses paid (refunded)	$776,592	—
**Includes (increase) decrease in accrued foreign taxes	$1,881,343	—

See Notes to Financial Statements.
154

Statements of Operations

YEAR ENDED AUGUST 31, 2025
Avantis International Small Cap Value Fund
Investment Income (Loss)
Income:
Dividends	$17,975,161
Securities lending, net	353,425
Interest	154,771
Less foreign taxes withheld	(1,829,237)
16,654,120

Expenses:
Management fees	1,546,131
Other expenses	14,414
1,560,545
Fees waived - G Class	(29)
1,560,516

Net investment income (loss)	15,093,604

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	32,659,793
Futures contract transactions	200,464
Foreign currency translation transactions	(184,617)
32,675,640

Change in net unrealized appreciation (depreciation) on:
Investments	72,208,637
Futures contracts	(71,194)
Translation of assets and liabilities in foreign currencies	10,963
72,148,406

Net realized and unrealized gain (loss)	104,824,046

Net Increase (Decrease) in Net Assets Resulting from Operations	$119,917,650

See Notes to Financial Statements.
155

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2025 AND AUGUST 31, 2024
	Avantis Emerging Markets Equity Fund		Avantis International Equity Fund
Increase (Decrease) in Net Assets	August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024
Operations
Net investment income (loss)	$15,276,387	$9,953,053	$9,450,232	$6,927,967
Net realized gain (loss)	8,872,287	1,444,151	1,667,205	1,917,711
Change in net unrealized appreciation (depreciation)	79,060,208	46,552,158	50,042,433	33,340,093
Net increase (decrease) in net assets resulting from operations	103,208,882	57,949,362	61,159,870	42,185,771

Distributions to Shareholders
From earnings:
Institutional Class	(14,085,684)	(11,313,133)	(7,720,203)	(6,383,032)
G Class	(244,005)	(228,390)	(834,565)	(613,063)
Decrease in net assets from distributions	(14,329,689)	(11,541,523)	(8,554,768)	(6,996,095)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	73,097,198	129,660,088	103,222,394	22,620,345

Net increase (decrease) in net assets	161,976,391	176,067,927	155,827,496	57,810,021

Net Assets
Beginning of period	481,783,444	305,715,517	253,631,063	195,821,042
End of period	$643,759,835	$481,783,444	$409,458,559	$253,631,063

See Notes to Financial Statements.
156

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2025 AND AUGUST 31, 2024
	Avantis International Small Cap Value Fund
Increase (Decrease) in Net Assets	August 31, 2025	August 31, 2024
Operations
Net investment income (loss)	$15,093,604	$9,995,915
Net realized gain (loss)	32,675,640	9,022,757
Change in net unrealized appreciation (depreciation)	72,148,406	40,640,107
Net increase (decrease) in net assets resulting from operations	119,917,650	59,658,779

Distributions to Shareholders
From earnings:
Institutional Class	(15,522,243)	(9,485,099)
G Class	(333)	(251)
Decrease in net assets from distributions	(15,522,576)	(9,485,350)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	54,978,904	84,473,078

Net increase (decrease) in net assets	159,373,978	134,646,507

Net Assets
Beginning of period	367,593,715	232,947,208
End of period	$526,967,693	$367,593,715

See Notes to Financial Statements.
157

Notes to Financial Statements

AUGUST 31, 2025

1. Organization

American Century ETF Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Delaware statutory trust. The financial statements herein relate to the following funds and the respective share classes offered by the trust.

Avantis Emerging Markets Equity Fund	Institutional, G
Avantis International Equity Fund	Institutional, G
Avantis International Small Cap Value Fund	Institutional, G

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund's investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.
158

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. The Schedule of Investments provides additional information on a fund's level classifications.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. A fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. A fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. A fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of a fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of a fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex- dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes a fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, a fund may experience delays in recovery of the loaned securities or delays in access to collateral, or a fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, a fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities, and the remaining contractual maturities of any securities lending transactions are considered overnight and continuous.

159

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the funds' distributor, American Century Investment Services, Inc., and the funds’ transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each class and paid monthly in arrears.  The investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The annual management fee including any waiver impacts for the period ended August 31, 2025 are as follows:

	Annual Management Fee
	Institutional Class	G Class	G Class (before waiver)
Avantis Emerging Markets Equity Fund	0.33%	0.00%	0.33%
Avantis International Equity Fund	0.23%	0.00%	0.23%
Avantis International Small Cap Value Fund	0.36%	0.00%	0.36%

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Related Party Ownership — A related party, including other funds advised by American Century Investments, may own outstanding shares of a fund. Related parties do not invest in a fund for the purpose of exercising management or control. As of period end, related parties with ownership of 5% or more of the outstanding shares of a fund are as follows:

	Related Party	% of Outstanding Shares
Avantis International Equity Fund	American Century Asset Allocation Portfolios, Inc.	15%

Interfund Transactions — A fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Investment transactions, excluding short-term investments, for the period ended August 31, 2025 were as follows:

	Avantis Emerging Markets Equity Fund	Avantis International Equity Fund	Avantis International Small Cap Value Fund
Purchases	$196,689,767	$124,259,555	$193,065,666
Sales	$123,732,113	$19,485,989	$132,480,674

160

5. Capital Share Transactions

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

	Year ended August 31, 2025		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Avantis Emerging Markets Equity Fund
Institutional Class
Sold	20,309,338	$246,218,797	17,128,275	$200,260,686
Issued in reinvestment of distributions	1,171,119	13,971,449	1,064,132	11,184,029
Redeemed	(16,613,629)	(209,789,120)	(7,386,499)	(83,526,961)
	4,866,828	50,401,126	10,805,908	127,917,754
G Class
Sold	2,350,441	29,329,414	295,704	3,217,814
Issued in reinvestment of distributions	20,453	244,005	21,731	228,390
Redeemed	(551,918)	(6,877,347)	(144,602)	(1,703,870)
	1,818,976	22,696,072	172,833	1,742,334
Net increase (decrease)	6,685,804	$73,097,198	10,978,741	$129,660,088

Avantis International Equity Fund
Institutional Class
Sold	5,625,052	$72,885,463	5,274,184	$58,953,927
Issued in reinvestment of distributions	634,300	7,713,094	585,157	6,378,213
Redeemed	(3,222,599)	(41,353,809)	(4,138,446)	(47,672,912)
	3,036,753	39,244,748	1,720,895	17,659,228
G Class
Sold	7,131,737	91,661,100	847,207	9,498,648
Issued in reinvestment of distributions	68,632	834,565	56,245	613,063
Redeemed	(2,219,049)	(28,518,019)	(429,187)	(5,150,594)
	4,981,320	63,977,646	474,265	4,961,117
Net increase (decrease)	8,018,073	$103,222,394	2,195,160	$22,620,345

Avantis International Small Cap Value Fund
Institutional Class
Sold	15,115,381	$205,642,685	12,030,165	$142,270,840
Issued in reinvestment of distributions	1,228,632	15,517,621	856,815	9,484,941
Redeemed	(11,649,947)	(166,181,735)	(5,605,763)	(67,282,954)
	4,694,066	54,978,571	7,281,217	84,472,827
G Class
Issued in reinvestment of distributions	26	333	23	251
Net increase (decrease)	4,694,092	$54,978,904	7,281,240	$84,473,078

6. Derivative Instruments

A fund may invest in various types of derivative instruments as permitted by its investment objectives and policies. The following is a summary of the primary underlying risks and derivative strategies used during the period. The Schedule of Investments provides additional information on the value and effect of a fund’s derivative instruments activity.

Equity Price Risk — The funds may be subject to equity price risk in the normal course of pursuing their investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts

161

are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The average notional exposure to equity price risk derivative instruments held during the period was as follows:

Futures Contracts Purchased
Avantis Emerging Markets Equity Fund	$1,203,984
Avantis International Equity Fund	$730,211
Avantis International Small Cap Value Fund	$1,171,825

7. Risk Factors

The overall risk profile of a fund will be impacted by the fund’s investment strategy, including the investment vehicles and techniques utilized to manage a portfolio. The net asset value of a fund will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

8. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2025 and August 31, 2024 were as follows:

	2025		2024
	Distributions Paid From:		Distributions Paid From:
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Avantis Emerging Markets Equity Fund	$14,329,689	—	$11,541,523	—
Avantis International Equity Fund	$8,240,167	$314,601	$6,996,095	—
Avantis International Small Cap Value Fund	$15,289,198	$233,378	$9,485,350	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

The reclassifications, which are primarily due to tax equalization, were as follows:

	Avantis Emerging Markets Equity Fund	Avantis International Equity Fund	Avantis International Small Cap Value Fund
Capital paid in	$876,375	$593,527	$5,685,578
Distributable earnings (loss)	$(876,375)	$(593,527)	$(5,685,578)

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	Avantis Emerging Markets Equity Fund	Avantis International Equity Fund	Avantis International Small Cap Value Fund
Federal tax cost of investments	$550,873,615	$331,626,265	$419,314,477
Gross tax appreciation of investments	$155,527,798	$109,574,706	$136,954,520
Gross tax depreciation of investments	(49,568,946)	(13,072,591)	(16,924,577)
Net tax appreciation (depreciation) of investments	105,958,852	96,502,115	120,029,943
Net tax appreciation (depreciation) on derivatives and translation of assets and liabilities in foreign currencies	(3,812,949)	46,179	36,025
Net tax appreciation (depreciation)	$102,145,903	$96,548,294	$120,065,968
Undistributed ordinary income	$17,127,176	$9,215,118	$15,998,240
Accumulated long-term gains	$485,816	$1,022,550	$24,955,175

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.

162

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis Emerging Markets Equity Fund
Institutional Class
2025	$12.20	0.33	1.75	2.08	(0.34)	$13.94	17.51%	0.33%	0.33%	2.64%	2.64%	22%	$610,066
2024	$10.72	0.32	1.55	1.87	(0.39)	$12.20	18.01%	0.33%	0.33%	2.83%	2.83%	10%	$474,544
2023	$10.35	0.35	0.37	0.72	(0.35)	$10.72	7.19%	0.34%	0.34%	3.36%	3.36%	13%	$301,211
2022	$13.35	0.44	(3.20)	(2.76)	(0.24)	$10.35	(20.98)%	0.33%	0.33%	3.84%	3.84%	4%	$238,858
2021	$10.32	0.29	2.93	3.22	(0.19)	$13.35	31.29%	0.33%	0.33%	2.29%	2.29%	9%	$118,866
G Class
2025	$12.23	0.41	1.72	2.13	(0.38)	$13.98	17.95%	0.00%	0.33%	2.97%	2.64%	22%	$33,694
2024	$10.75	0.36	1.54	1.90	(0.42)	$12.23	18.36%	0.00%	0.33%	3.16%	2.83%	10%	$7,239
2023	$10.38	0.39	0.36	0.75	(0.38)	$10.75	7.53%	0.01%	0.34%	3.69%	3.36%	13%	$4,505
2022	$13.38	0.53	(3.25)	(2.72)	(0.28)	$10.38	(20.69)%	0.00%	0.33%	4.17%	3.84%	4%	$2,757
2021(3)	$13.16	0.31	(0.09)	0.22	—	$13.38	1.67%	0.00%	0.33%	3.75%	3.42%	9%(4)	$189

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)January 20, 2021 (commencement of sale) through August 31, 2021.
(4)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis International Equity Fund
Institutional Class
2025	$12.85	0.40	1.92	2.32	(0.41)	(0.02)	(0.43)	$14.74	18.82%	0.23%	0.23%	3.03%	3.03%	6%	$311,057
2024	$11.16	0.35	1.70	2.05	(0.36)	—	(0.36)	$12.85	18.99%	0.23%	0.23%	3.02%	3.02%	10%	$231,981
2023	$9.80	0.36	1.22	1.58	(0.22)	—	(0.22)	$11.16	16.40%	0.23%	0.23%	3.36%	3.36%	7%	$182,313
2022	$12.51	0.37	(2.66)	(2.29)	(0.30)	(0.12)	(0.42)	$9.80	(18.92)%	0.23%	0.23%	3.31%	3.31%	6%	$122,850
2021	$9.78	0.27	2.64	2.91	(0.18)	—	(0.18)	$12.51	30.11%	0.23%	0.23%	2.35%	2.35%	13%	$77,422
G Class
2025	$12.86	0.42	1.95	2.37	(0.44)	(0.02)	(0.46)	$14.77	19.16%	0.00%	0.23%	3.26%	3.03%	6%	$98,401
2024	$11.18	0.38	1.69	2.07	(0.39)	—	(0.39)	$12.86	19.14%	0.00%	0.23%	3.25%	3.02%	10%	$21,650
2023	$9.81	0.38	1.24	1.62	(0.25)	—	(0.25)	$11.18	16.76%	0.00%	0.23%	3.59%	3.36%	7%	$13,508
2022	$12.52	0.44	(2.71)	(2.27)	(0.32)	(0.12)	(0.44)	$9.81	(18.72)%	0.00%	0.23%	3.54%	3.31%	6%	$9,867
2021(3)	$11.35	0.21	0.96	1.17	—	—	—	$12.52	10.31%	0.00%	0.23%	2.79%	2.56%	13%(4)	$656

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)January 20, 2021 (commencement of sale) through August 31, 2021.
(4)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis International Small Cap Value Fund
Institutional Class
2025	$13.26	0.48	3.04	3.52	(0.52)	(0.01)	(0.53)	$16.25	27.71%	0.36%	0.36%	3.51%	3.51%	31%	$526,958
2024	$11.39	0.40	1.88	2.28	(0.41)	—	(0.41)	$13.26	20.77%	0.36%	0.36%	3.39%	3.39%	26%	$367,586
2023	$10.23	0.44	1.07	1.51	(0.35)	—	(0.35)	$11.39	15.08%	0.36%	0.36%	4.04%	4.04%	29%	$232,941
2022	$12.75	0.38	(2.39)	(2.01)	(0.30)	(0.21)	(0.51)	$10.23	(16.31)%	0.36%	0.36%	3.31%	3.31%	44%	$151,813
2021	$9.32	0.27	3.31	3.58	(0.15)	—	(0.15)	$12.75	38.73%	0.36%	0.36%	2.33%	2.33%	34%	$131,702
G Class
2025	$13.29	0.52	3.06	3.58	(0.57)	(0.01)	(0.58)	$16.29	28.19%	0.00%	0.36%	3.87%	3.51%	31%	$10
2024	$11.42	0.45	1.87	2.32	(0.45)	—	(0.45)	$13.29	21.16%	0.00%	0.36%	3.75%	3.39%	26%	$8
2023	$10.26	0.46	1.09	1.55	(0.39)	—	(0.39)	$11.42	15.46%	0.00%	0.36%	4.40%	4.04%	29%	$6
2022	$12.77	0.42	(2.38)	(1.96)	(0.34)	(0.21)	(0.55)	$10.26	(15.92)%	0.00%	0.36%	3.67%	3.31%	44%	$5
2021(3)	$11.31	0.21	1.25	1.46	—	—	—	$12.77	12.91%	0.00%	0.36%	2.82%	2.46%	34%(4)	$6

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)January 20, 2021 (commencement of sale) through August 31, 2021.
(4)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Century ETF Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Avantis® Emerging Markets Equity Fund, Avantis® International Equity Fund, and Avantis® International Small Cap Value Fund (the “Funds”), three of the funds constituting the American Century ETF Trust, as of August 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
October 16, 2025

We have served as the auditor of one or more American Century investment companies since 1997.
166

Approval of Management Agreement

At a meeting held on June 11, 2025, the Funds’ Board of Trustees (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees.

Prior to its consideration of the renewal of the Funds’ management agreement, the Trustees requested and reviewed extensive data and information compiled by the Advisor and certain independent data providers concerning each Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its Audit Committee on a continual basis and the information received was supplemental to the extensive information that the Board and its Audit Committee receive and consider over time.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to:

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to each Fund;
•the wide range of programs and services the Advisor and other service providers provide to each Fund and its shareholders on a routine and non-routine basis;
•each Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other funds with similar investment objectives and strategies;
•the cost of owning each Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to each Fund, the profitability of each Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of each Fund;
•any collateral benefits derived by the Advisor from the management of each Fund;
•fees and expenses associated with any investment by each Fund in other funds;
•payments to intermediaries by each Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The independent Trustees met separately in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The independent Trustees also held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Funds. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under each Fund’s management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include the following:

•constructing and designing each Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of each Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
167

•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans, if applicable)

Investment Management Services. The nature of the investment management services provided to each Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board provides oversight of the investment performance process. It regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Board found the investment management services provided by the Advisor to each Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides each Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its Audit Committee, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, if applicable, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund (pre- and post-distribution), and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to the Funds and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that each Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of each Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1, and, for certain funds, fees and expenses of each Fund’s independent Trustees (including their independent legal counsel). Under the unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Funds and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing each Fund’s unified fee to the total expense ratios of its peers. The Board concluded that the management fee paid by each Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to funds or other advisory clients managed similarly to the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of each Fund. The Board analyzed this information and concluded that the fees charged and services provided to each Fund were reasonable by comparison.

168

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by each Fund and the Advisor and services provided in response thereto. These payments could include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for each Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of each Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in each Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to each Fund.

Set forth below are certain of the Fund-specific factors that the Board considered in addition to the other factors described herein:

Avantis Emerging Markets Equity Fund - The Fund’s performance was above its benchmark for the one-, three-, and five-year periods reviewed by the Board. The unified fee charged to shareholders of the Fund was the lowest of the total expense ratios of the Fund’s peer expense universe and peer expense group.
Avantis International Equity Fund - The Fund’s performance was above its benchmark for the one-, three-, and five-year periods reviewed by the Board. The unified fee charged to shareholders of the Fund was the lowest of the total expense ratios of the Fund’s peer expense universe and peer expense group.
Avantis International Small Cap Value Fund - The Fund’s performance was above its benchmark for the one-, three-, and five-year periods reviewed by the Board. The unified fee charged to shareholders of the Fund was the lowest of the total expense ratios of the Fund’s peer expense universe and peer expense group.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to each Fund is fair in light of the services provided and that the management agreement between the Funds and the Advisor should be renewed for an additional one-year period.
169

Other Tax Information
The following information is provided pursuant to provisions of the Internal Revenue Code (IRC).

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended August 31, 2025.

The funds hereby designate the following, or up to the maximum amount allowable, for the fiscal year ended August 31, 2025.

	Corporate Dividends Received Deduction	Qualified Short-Term Capital Gain Distributions (IRC Section 871)	Long-Term Capital Gain Distributions (20% Rate)
Avantis Emerging Markets Equity Fund	$44,157	—	$18,320
Avantis International Equity Fund	$7,475	$18,327	$362,933
Avantis International Small Cap Value Fund	$21,307	$180,870	$3,641,272

For the fiscal year ended August 31, 2025, the funds intend to pass through to shareholders the following foreign source income and foreign taxes paid, or up to the maximum amount allowable, as a foreign tax credit.

	Foreign Tax Credit		Foreign Source Income
	Amount	Per Outstanding Share	Amount	Per Outstanding Share
Avantis Emerging Markets Equity Fund	$3,004,320	$0.0651	$17,148,615	$0.3713
Avantis International Equity Fund	$723,169	$0.0261	$9,265,754	$0.3338
Avantis International Small Cap Value Fund	$1,239,233	$0.0382	$12,763,310	$0.3936

The funds utilized the following earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction (tax equalization) during the period ended August 31, 2025.

Dividends Paid Deduction (Tax Equalization)
Avantis Emerging Markets Equity Fund	$876,375
Avantis International Equity Fund	$570,569
Avantis International Small Cap Value Fund	$5,685,578
170

Contact Us	avantisinvestors.com
American Century Sales Representatives, Financial Professionals, Broker Dealers, Insurance Companies, Banks and Trust Companies	1-833-928-2684
This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-97502 2510

Annual Financial Statements and Other Information

August 31, 2025

Avantis® Core Fixed Income Fund
Institutional Class (AVIGX)
G Class (AVBNX)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit avantisinvestors.com/docs.

Schedule of Investments - Avantis Core Fixed Income Fund
AUGUST 31, 2025

	Principal Amount/Shares	Value
CORPORATE BONDS — 61.3%
Aerospace and Defense — 1.0%
Lockheed Martin Corp., 4.75%, 2/15/34	$300,000	$300,311
Lockheed Martin Corp., 4.50%, 5/15/36	650,000	627,253
RTX Corp., 5.15%, 2/27/33	250,000	256,925
Textron, Inc., 5.50%, 5/15/35	450,000	458,519
		1,643,008
Automobiles — 1.0%
American Honda Finance Corp., 5.05%, 7/10/31	350,000	359,219
Toyota Motor Credit Corp., 4.60%, 10/10/31	975,000	984,751
Toyota Motor Credit Corp., 4.70%, 1/12/33	250,000	251,550
		1,595,520
Banks — 5.8%
African Development Bank, 0.875%, 3/23/26	100,000	98,267
African Development Bank, 3.50%, 9/18/29	100,000	99,295
Asian Development Bank, 2.00%, 4/24/26	200,000	197,464
Asian Development Bank, 2.375%, 8/10/27	16,000	15,621
Asian Development Bank, 3.625%, 8/28/29	100,000	99,880
Asian Development Bank, 4.125%, 5/30/30	250,000	254,483
Asian Development Bank, 4.375%, 3/22/35	250,000	252,721
Asian Infrastructure Investment Bank, 4.50%, 1/16/30	100,000	103,184
Banco Santander SA, 3.80%, 2/23/28	200,000	198,178
Banco Santander SA, 4.38%, 4/12/28	600,000	602,835
Bank of America Corp., VRN, 3.59%, 7/21/28	200,000	197,873
Bank of America Corp., VRN, 2.97%, 2/4/33	300,000	271,041
Bank of Montreal, 5.51%, 6/4/31	150,000	157,842
Bank of Nova Scotia, 5.45%, 8/1/29	600,000	626,044
Bank of Nova Scotia, 4.85%, 2/1/30	200,000	204,938
Barclays PLC, VRN, 5.79%, 2/25/36	400,000	412,775
Citibank NA, 5.57%, 4/30/34	300,000	314,280
Citigroup, Inc., VRN, 3.52%, 10/27/28	200,000	196,997
Citigroup, Inc., VRN, 4.91%, 5/24/33	100,000	100,483
Council of Europe Development Bank, 4.125%, 1/24/29	100,000	101,487
Council of Europe Development Bank, 4.50%, 1/15/30	100,000	103,143
European Bank for Reconstruction & Development, 4.125%, 1/25/29	100,000	101,511
European Investment Bank, 4.50%, 10/16/28	100,000	102,618
European Investment Bank, 3.625%, 7/15/30	250,000	249,080
European Investment Bank, 4.625%, 2/12/35	250,000	257,838
Fifth Third Bancorp, VRN, 6.34%, 7/27/29	200,000	211,146
HSBC Holdings PLC, VRN, 6.16%, 3/9/29	200,000	208,693
Inter-American Development Bank, 4.00%, 1/12/28	350,000	352,878
Inter-American Development Bank, 3.125%, 9/18/28	50,000	49,273
Inter-American Development Bank, 1.125%, 1/13/31	150,000	130,798
International Bank for Reconstruction & Development, 4.00%, 1/10/31	156,000	157,637
International Bank for Reconstruction & Development, 4.625%, 1/15/32	250,000	259,737
JPMorgan Chase & Co., VRN, 4.98%, 7/22/28	200,000	202,912
JPMorgan Chase & Co., VRN, 2.96%, 1/25/33	250,000	226,878
JPMorgan Chase & Co., VRN, 4.59%, 4/26/33	200,000	199,224
Kreditanstalt fuer Wiederaufbau, 3.625%, 4/1/26	100,000	99,797
Kreditanstalt fuer Wiederaufbau, 4.75%, 10/29/30	250,000	262,033
Kreditanstalt fuer Wiederaufbau, 4.375%, 2/28/34	150,000	152,549
2

Schedule of Investments - Avantis Core Fixed Income Fund

	Principal Amount/Shares	Value
Lloyds Banking Group PLC, 4.55%, 8/16/28	$825,000	$833,563
Oesterreichische Kontrollbank AG, 0.375%, 9/17/25	100,000	99,832
Toronto-Dominion Bank, 4.46%, 6/8/32	400,000	396,109
Wells Fargo & Co., VRN, 3.35%, 3/2/33	300,000	276,707
		9,439,644
Beverages — 0.9%
Anheuser-Busch InBev Finance, Inc., 4.70%, 2/1/36	250,000	244,114
Brown-Forman Corp., 4.75%, 4/15/33	500,000	503,201
Constellation Brands, Inc., 4.90%, 5/1/33(1)	300,000	299,432
Pepsico Singapore Financing I Pte. Ltd., 4.70%, 2/16/34	500,000	498,272
		1,545,019
Biotechnology — 1.4%
AbbVie, Inc., 4.875%, 3/15/30	100,000	103,052
AbbVie, Inc., 4.55%, 3/15/35	250,000	244,864
AbbVie, Inc., 5.20%, 3/15/35	750,000	767,996
Biogen, Inc., 2.25%, 5/1/30	78,000	71,038
Biogen, Inc., 5.05%, 1/15/31	150,000	153,989
Gilead Sciences, Inc., 5.10%, 6/15/35	1,000,000	1,014,512
		2,355,451
Broadline Retail — 0.5%
Amazon.com, Inc., 4.80%, 12/5/34	850,000	870,868
Building Products — 0.1%
Owens Corning, 3.875%, 6/1/30	150,000	146,464
Capital Markets — 5.2%
Ameriprise Financial, Inc., 5.20%, 4/15/35	625,000	632,711
Ares Management Corp., 6.375%, 11/10/28	450,000	477,131
Blackrock, Inc., 2.40%, 4/30/30	525,000	488,074
Blackrock, Inc., 2.10%, 2/25/32	75,000	65,420
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 1/30/32	125,000	108,285
Brookfield Finance, Inc., 2.72%, 4/15/31	300,000	274,129
Charles Schwab Corp., 1.95%, 12/1/31	120,000	103,823
CME Group, Inc., 4.40%, 3/15/30	250,000	252,663
Deutsche Bank AG, VRN, 6.72%, 1/18/29	200,000	210,461
Goldman Sachs Group, Inc., 3.80%, 3/15/30	150,000	147,429
Goldman Sachs Group, Inc., VRN, 5.73%, 4/25/30	450,000	471,427
Goldman Sachs Group, Inc., VRN, 3.10%, 2/24/33	150,000	136,439
Intercontinental Exchange, Inc., 4.35%, 6/15/29	725,000	730,968
Intercontinental Exchange, Inc., 2.10%, 6/15/30	100,000	90,799
Intercontinental Exchange, Inc., 5.25%, 6/15/31	300,000	313,891
Intercontinental Exchange, Inc., 4.60%, 3/15/33	100,000	100,013
Jefferies Financial Group, Inc., 5.875%, 7/21/28	650,000	677,821
Lazard Group LLC, 6.00%, 3/15/31	350,000	370,740
LPL Holdings, Inc., 6.75%, 11/17/28	200,000	214,161
LPL Holdings, Inc., 5.75%, 6/15/35	675,000	685,787
Morgan Stanley, 7.25%, 4/1/32	200,000	230,519
Nasdaq, Inc., 5.55%, 2/15/34	262,000	273,340
Northern Trust Corp., 1.95%, 5/1/30	200,000	181,957
S&P Global, Inc., 2.90%, 3/1/32	600,000	548,438
S&P Global, Inc., 5.25%, 9/15/33	450,000	469,859
State Street Corp., 4.83%, 4/24/30	200,000	205,461
		8,461,746
3

Schedule of Investments - Avantis Core Fixed Income Fund

	Principal Amount/Shares	Value
Chemicals — 0.4%
CF Industries, Inc., 5.15%, 3/15/34	$138,000	$137,960
EIDP, Inc., 5.125%, 5/15/32	150,000	154,012
Mosaic Co., 5.375%, 11/15/28	275,000	283,731
Mosaic Co., 5.45%, 11/15/33	60,000	61,680
RPM International, Inc., 4.55%, 3/1/29	64,000	64,363
		701,746
Commercial Services and Supplies — 1.0%
Eaton Capital ULC, 4.45%, 5/9/30	200,000	202,069
RELX Capital, Inc., 5.25%, 3/27/35	625,000	638,837
Republic Services, Inc., 4.75%, 7/15/30	113,000	116,118
Republic Services, Inc., 5.00%, 4/1/34	300,000	305,460
Waste Management, Inc., 4.875%, 2/15/34	300,000	304,858
		1,567,342
Communications Equipment — 0.1%
Cisco Systems, Inc., 5.90%, 2/15/39	150,000	161,606
Construction Materials — 0.3%
Vulcan Materials Co., 5.35%, 12/1/34	475,000	486,888
Consumer Finance — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.75%, 6/6/28	400,000	415,144
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.15%, 9/30/30	300,000	321,798
Capital One Financial Corp., 6.70%, 11/29/32	250,000	275,262
Capital One Financial Corp., VRN, 6.31%, 6/8/29	100,000	104,978
Capital One Financial Corp., VRN, 5.27%, 5/10/33	300,000	305,270
		1,422,452
Consumer Staples Distribution & Retail — 0.8%
Sysco Corp., 5.375%, 9/21/35	825,000	839,684
Walmart, Inc., 5.25%, 9/1/35	400,000	418,596
		1,258,280
Diversified REITs — 4.2%
Boston Properties LP, 6.75%, 12/1/27	450,000	473,718
Brixmor Operating Partnership LP, 5.20%, 4/1/32(1)	200,000	204,480
Brixmor Operating Partnership LP, 5.75%, 2/15/35	450,000	466,253
ERP Operating LP, 3.00%, 7/1/29	825,000	792,016
Essex Portfolio LP, 4.00%, 3/1/29	325,000	321,655
Essex Portfolio LP, 5.375%, 4/1/35	500,000	511,361
Federal Realty OP LP, 3.50%, 6/1/30	400,000	385,547
Healthcare Realty Holdings LP, 3.75%, 7/1/27	800,000	793,604
Invitation Homes Operating Partnership LP, 4.15%, 4/15/32	900,000	861,494
Mid-America Apartments LP, 4.95%, 3/1/35	775,000	777,386
Prologis LP, 2.25%, 4/15/30	115,000	105,803
Prologis LP, 4.75%, 1/15/31	150,000	153,131
Prologis LP, 5.125%, 1/15/34	150,000	153,353
Prologis LP, 5.25%, 5/15/35	625,000	637,585
Simon Property Group LP, 2.20%, 2/1/31	200,000	179,134
		6,816,520
Diversified Telecommunication Services — 0.2%
AT&T, Inc., 2.75%, 6/1/31	120,000	113,553
Verizon Communications, Inc., 4.50%, 8/10/33	150,000	146,790
Verizon Communications, Inc., 5.85%, 9/15/35	125,000	132,077
		392,420
4

Schedule of Investments - Avantis Core Fixed Income Fund

	Principal Amount/Shares	Value
Electric Utilities — 4.5%
Alabama Power Co., 5.10%, 4/2/35	$625,000	$633,162
American Electric Power Co., Inc., 5.95%, 11/1/32	350,000	373,835
Arizona Public Service Co., 5.70%, 8/15/34	250,000	259,187
Baltimore Gas & Electric Co., 2.25%, 6/15/31	140,000	125,522
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	120,000	135,988
Constellation Energy Generation LLC, 6.25%, 10/1/39	200,000	214,973
DTE Electric Co., Series C, 2.625%, 3/1/31	66,000	60,591
Duke Energy Carolinas LLC, 6.10%, 6/1/37	100,000	107,368
Duke Energy Corp., 4.50%, 8/15/32	125,000	123,438
Duke Energy Corp., 5.45%, 6/15/34	650,000	671,388
Duke Energy Florida LLC, 6.40%, 6/15/38	575,000	637,686
Exelon Corp., 5.125%, 3/15/31	150,000	154,959
Florida Power & Light Co., 5.30%, 6/15/34	100,000	103,465
Georgia Power Co., 4.95%, 5/17/33	475,000	481,002
Pacific Gas & Electric Co., 5.55%, 5/15/29	200,000	205,731
PacifiCorp, 6.25%, 10/15/37	750,000	794,179
PPL Electric Utilities Corp., 4.85%, 2/15/34	100,000	100,879
Public Service Electric & Gas Co., 4.65%, 3/15/33	625,000	624,765
Puget Energy, Inc., 4.22%, 3/15/32	400,000	380,096
Southern Co., 3.70%, 4/30/30	150,000	146,472
Southwestern Public Service Co., 5.30%, 5/15/35	650,000	655,995
Virginia Electric & Power Co., 5.00%, 1/15/34	250,000	251,348
Wisconsin Electric Power Co., 4.60%, 10/1/34	200,000	197,423
		7,439,452
Electrical Equipment — 0.1%
Emerson Electric Co., 5.00%, 3/15/35	200,000	203,824
Electronic Equipment, Instruments and Components — 0.1%
TD SYNNEX Corp., 2.65%, 8/9/31	200,000	178,258
Energy Equipment and Services — 1.6%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 4.49%, 5/1/30	800,000	806,818
Halliburton Co., 4.85%, 11/15/35	825,000	804,413
Schlumberger Holdings Corp., 4.85%, 5/15/33(2)	600,000	598,665
Schlumberger Holdings Corp., 5.00%, 6/1/34(2)	350,000	350,277
		2,560,173
Entertainment — 0.4%
Take-Two Interactive Software, Inc., 4.00%, 4/14/32	400,000	380,751
Walt Disney Co., 6.40%, 12/15/35	225,000	253,756
		634,507
Financial Services — 1.8%
Corebridge Financial, Inc., 3.85%, 4/5/29	500,000	493,202
Corebridge Financial, Inc., 5.75%, 1/15/34	250,000	261,365
Fiserv, Inc., 5.45%, 3/15/34	625,000	640,691
Global Payments, Inc., 4.45%, 6/1/28	100,000	100,276
Global Payments, Inc., 2.90%, 11/15/31	275,000	245,968
National Rural Utilities Cooperative Finance Corp., 4.02%, 11/1/32	500,000	480,856
National Rural Utilities Cooperative Finance Corp., 5.00%, 8/15/34	200,000	202,212
Visa, Inc., 4.15%, 12/14/35	500,000	478,317
		2,902,887
Food Products — 1.6%
Archer-Daniels-Midland Co., 3.25%, 3/27/30	66,000	63,518
Archer-Daniels-Midland Co., 2.90%, 3/1/32	1,100,000	1,001,734
5

Schedule of Investments - Avantis Core Fixed Income Fund

	Principal Amount/Shares	Value
Bunge Ltd. Finance Corp., 2.75%, 5/14/31	$100,000	$91,409
Conagra Brands, Inc., 4.85%, 11/1/28	75,000	75,827
General Mills, Inc., 4.95%, 3/29/33	200,000	201,482
J.M. Smucker Co., 4.25%, 3/15/35	800,000	744,699
Kraft Heinz Foods Co., 5.20%, 3/15/32	150,000	153,308
Mars, Inc., 5.00%, 3/1/32(2)	250,000	255,334
		2,587,311
Ground Transportation — 2.0%
Burlington Northern Santa Fe LLC, 5.75%, 5/1/40	450,000	470,643
Canadian National Railway Co., 6.25%, 8/1/34	200,000	221,541
Canadian National Railway Co., 4.375%, 9/18/34	650,000	632,443
Canadian National Railway Co., 6.375%, 11/15/37	200,000	223,755
Canadian Pacific Railway Co., 4.80%, 3/30/30	175,000	179,318
CSX Corp., 6.15%, 5/1/37	75,000	81,867
JB Hunt Transport Services, Inc., 4.90%, 3/15/30	200,000	204,758
Ryder System, Inc., 6.60%, 12/1/33	250,000	277,012
Uber Technologies, Inc., 4.80%, 9/15/34	150,000	148,379
Union Pacific Corp., 2.80%, 2/14/32	450,000	408,439
Union Pacific Corp., 4.50%, 1/20/33	475,000	472,577
		3,320,732
Health Care Equipment and Supplies — 0.5%
Medtronic Global Holdings SCA, 4.50%, 3/30/33	500,000	496,943
Zimmer Biomet Holdings, Inc., 5.50%, 2/19/35	240,000	247,772
		744,715
Health Care Providers and Services — 1.2%
Cardinal Health, Inc., 5.45%, 2/15/34	375,000	385,323
Cigna Group, 5.40%, 3/15/33	100,000	103,639
Elevance Health, Inc., 2.875%, 9/15/29	675,000	640,312
HCA, Inc., 3.625%, 3/15/32	200,000	186,063
HCA, Inc., 5.50%, 6/1/33	250,000	256,989
Humana, Inc., 2.15%, 2/3/32	200,000	169,661
Humana, Inc., 5.55%, 5/1/35	150,000	151,730
		1,893,717
Health Care REITs — 1.1%
Alexandria Real Estate Equities, Inc., 2.00%, 5/18/32	250,000	209,512
Alexandria Real Estate Equities, Inc., 5.25%, 5/15/36	500,000	496,058
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	400,000	370,091
Omega Healthcare Investors, Inc., 3.25%, 4/15/33	450,000	391,894
Welltower OP LLC, 4.50%, 7/1/30	400,000	403,869
		1,871,424
Hotels, Restaurants and Leisure — 0.2%
Hyatt Hotels Corp., 5.75%, 3/30/32	150,000	155,470
Marriott International, Inc., 4.625%, 6/15/30	75,000	75,549
Marriott International, Inc., 5.10%, 4/15/32	150,000	153,117
		384,136
Household Durables — 0.8%
PulteGroup, Inc., 6.00%, 2/15/35	500,000	526,881
Toll Brothers Finance Corp., 5.60%, 6/15/35	750,000	761,927
		1,288,808
Industrial Conglomerates — 1.6%
3M Co., 4.80%, 3/15/30	200,000	204,631
Eaton Corp., 4.15%, 3/15/33	900,000	879,375
6

Schedule of Investments - Avantis Core Fixed Income Fund

	Principal Amount/Shares	Value
Honeywell International, Inc., 4.75%, 2/1/32	$125,000	$126,986
Honeywell International, Inc., 5.00%, 2/15/33	450,000	459,184
Honeywell International, Inc., 4.50%, 1/15/34	500,000	490,796
Pentair Finance SARL, 5.90%, 7/15/32	400,000	421,953
		2,582,925
Insurance — 2.3%
Arthur J Gallagher & Co., 6.50%, 2/15/34	350,000	385,026
Chubb Corp., 6.00%, 5/11/37	725,000	788,246
Equitable Financial Life Global Funding, 5.00%, 3/27/30(2)	150,000	153,979
Marsh & McLennan Cos., Inc., 4.75%, 3/15/39	400,000	381,127
Prudential Financial, Inc., 5.20%, 3/14/35	150,000	152,719
Prudential Financial, Inc., Series D, 5.70%, 12/14/36	575,000	606,602
Prudential Funding Asia PLC, 3.625%, 3/24/32	250,000	235,326
RenaissanceRe Holdings Ltd., 5.80%, 4/1/35	500,000	519,155
Travelers Cos., Inc., 6.25%, 6/15/37	550,000	606,552
		3,828,732
Interactive Media and Services — 0.2%
Meta Platforms, Inc., 4.95%, 5/15/33	300,000	308,489
IT Services — 0.4%
VeriSign, Inc., 2.70%, 6/15/31	450,000	405,889
VeriSign, Inc., 5.25%, 6/1/32	250,000	255,069
		660,958
Life Sciences Tools and Services — 0.4%
Thermo Fisher Scientific, Inc., 4.98%, 8/10/30	100,000	103,525
Thermo Fisher Scientific, Inc., 5.20%, 1/31/34	500,000	516,028
		619,553
Machinery — 2.8%
Caterpillar, Inc., 5.20%, 5/15/35	925,000	948,260
CNH Industrial Capital LLC, 4.75%, 3/21/28	625,000	632,183
Cummins, Inc., 4.70%, 2/15/31	925,000	940,235
Cummins, Inc., 5.15%, 2/20/34	250,000	256,429
Ingersoll Rand, Inc., 5.70%, 8/14/33	250,000	263,652
Ingersoll Rand, Inc., 5.45%, 6/15/34	456,000	472,028
John Deere Capital Corp., 3.90%, 6/7/32	625,000	606,418
PACCAR Financial Corp., 4.00%, 9/26/29	500,000	500,881
		4,620,086
Media — 0.4%
Comcast Corp., 4.25%, 10/15/30	210,000	210,359
Fox Corp., 6.50%, 10/13/33	450,000	489,999
		700,358
Metals and Mining — 1.4%
Barrick Mining Corp., 6.45%, 10/15/35	100,000	109,942
BHP Billiton Finance USA Ltd., 5.25%, 9/8/33	125,000	128,950
BHP Billiton Finance USA Ltd., 5.30%, 2/21/35	775,000	796,729
Kinross Gold Corp., 6.25%, 7/15/33	133,000	144,002
Rio Tinto Finance USA PLC, 4.875%, 3/14/30	175,000	179,502
Southern Copper Corp., 7.50%, 7/27/35	350,000	406,232
Steel Dynamics, Inc., 3.25%, 1/15/31	100,000	94,123
Steel Dynamics, Inc., 5.25%, 5/15/35	475,000	481,320
		2,340,800
Multi-Utilities — 0.9%
Ameren Corp., 5.375%, 3/15/35	475,000	483,004
7

Schedule of Investments - Avantis Core Fixed Income Fund

	Principal Amount/Shares	Value
Consumers Energy Co., 3.60%, 8/15/32	$400,000	$376,452
Consumers Energy Co., 4.625%, 5/15/33	200,000	198,643
Dominion Energy, Inc., 5.95%, 6/15/35	100,000	105,337
DTE Energy Co., 5.85%, 6/1/34	200,000	210,215
San Diego Gas & Electric Co., 5.40%, 4/15/35	150,000	153,846
		1,527,497
Oil, Gas and Consumable Fuels — 2.6%
Boardwalk Pipelines LP, 3.60%, 9/1/32	925,000	848,276
BP Capital Markets America, Inc., 4.89%, 9/11/33	260,000	261,591
Canadian Natural Resources Ltd., 5.85%, 2/1/35	110,000	113,104
Chevron USA, Inc., 6.00%, 3/1/41	248,000	265,667
ConocoPhillips Co., 6.60%, 10/1/37	100,000	110,113
DCP Midstream Operating LP, 3.25%, 2/15/32	875,000	787,481
Diamondback Energy, Inc., 5.55%, 4/1/35	200,000	202,337
Energy Transfer LP, 5.25%, 4/15/29	650,000	668,798
Enterprise Products Operating LLC, 4.85%, 1/31/34	300,000	300,085
Equinor ASA, 1.75%, 1/22/26	70,000	69,300
Kinder Morgan Energy Partners LP, 7.75%, 3/15/32	250,000	290,179
ONEOK, Inc., 6.00%, 6/15/35	60,000	62,158
Sabine Pass Liquefaction LLC, 4.50%, 5/15/30	68,000	68,224
Valero Energy Corp., 5.15%, 2/15/30	175,000	180,361
Williams Cos., Inc., 4.00%, 9/15/25	18,000	17,997
		4,245,671
Personal Care Products — 0.7%
Estee Lauder Cos., Inc., 4.65%, 5/15/33	300,000	298,192
Kenvue, Inc., 4.90%, 3/22/33	600,000	609,756
Unilever Capital Corp., 4.625%, 8/12/34	250,000	250,103
		1,158,051
Pharmaceuticals — 1.9%
AstraZeneca PLC, 6.45%, 9/15/37	775,000	875,598
Bristol-Myers Squibb Co., 5.10%, 2/22/31	150,000	156,105
Bristol-Myers Squibb Co., 2.95%, 3/15/32	225,000	205,354
Eli Lilly & Co., 4.75%, 2/12/30	1,000,000	1,028,390
GlaxoSmithKline Capital, Inc., 4.50%, 4/15/30	250,000	253,145
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	236,000	262,862
Novartis Capital Corp., 4.20%, 9/18/34	250,000	242,304
Royalty Pharma PLC, 2.20%, 9/2/30	73,000	65,464
		3,089,222
Professional Services — 0.3%
Paychex, Inc., 5.35%, 4/15/32	150,000	155,231
Paychex, Inc., 1, 5.60%, 4/15/35	150,000	155,321
Verisk Analytics, Inc., 5.25%, 3/15/35	250,000	252,276
		562,828
Real Estate Management and Development — 0.7%
CBRE Services, Inc., 5.95%, 8/15/34	325,000	345,508
First Industrial LP, 5.25%, 1/15/31	750,000	766,397
		1,111,905
Residential REITs — 0.5%
AvalonBay Communities, Inc., 3.30%, 6/1/29	75,000	72,871
AvalonBay Communities, Inc., 5.35%, 6/1/34	200,000	206,313
Camden Property Trust, 3.15%, 7/1/29	85,000	81,744
UDR, Inc., 3.20%, 1/15/30	264,000	252,853
8

Schedule of Investments - Avantis Core Fixed Income Fund

	Principal Amount/Shares	Value
UDR, Inc., 3.00%, 8/15/31	$100,000	$91,850
UDR, Inc., 5.125%, 9/1/34	200,000	200,952
		906,583
Retail REITs — 0.1%
Kimco Realty OP LLC, 4.60%, 2/1/33	175,000	172,394
Realty Income Corp., 5.125%, 4/15/35	75,000	75,591
		247,985
Semiconductors and Semiconductor Equipment — 1.3%
Applied Materials, Inc., 5.10%, 10/1/35(1)	150,000	154,421
Broadcom, Inc., 4.30%, 11/15/32	760,000	740,976
Broadcom, Inc., 3.47%, 4/15/34(2)	90,000	80,767
KLA Corp., 4.65%, 7/15/32	250,000	252,370
Micron Technology, Inc., 6.75%, 11/1/29	200,000	217,210
Micron Technology, Inc., 4.66%, 2/15/30	150,000	150,961
NXP BV/NXP Funding LLC/NXP USA, Inc., 5.00%, 1/15/33	120,000	120,188
Texas Instruments, Inc., 4.90%, 3/14/33	400,000	411,291
		2,128,184
Software — 0.6%
Autodesk, Inc., 2.85%, 1/15/30	150,000	141,651
Oracle Corp., 6.50%, 4/15/38	725,000	786,784
		928,435
Specialized REITs — 0.8%
American Tower Corp., 2.90%, 1/15/30	100,000	93,916
American Tower Corp., 4.90%, 3/15/30	150,000	152,961
American Tower Corp., 5.35%, 3/15/35(1)	200,000	205,285
Crown Castle, Inc., 5.60%, 6/1/29	150,000	155,930
Crown Castle, Inc., 3.30%, 7/1/30	150,000	141,723
VICI Properties LP, 5.75%, 4/1/34	500,000	514,564
VICI Properties LP, 5.625%, 4/1/35	75,000	75,896
		1,340,275
Specialty Retail — 0.1%
AutoZone, Inc., 4.00%, 4/15/30	150,000	148,067
Technology Hardware, Storage and Peripherals — 0.5%
Dell International LLC/EMC Corp., 5.75%, 2/1/33	150,000	158,347
Dell International LLC/EMC Corp., 5.40%, 4/15/34	475,000	485,609
NetApp, Inc., 5.50%, 3/17/32	250,000	258,968
		902,924
Trading Companies and Distributors — 0.4%
Air Lease Corp., 4.625%, 10/1/28	625,000	631,934
Water Utilities — 0.1%
American Water Capital Corp., 5.25%, 3/1/35	150,000	152,692
Wireless Telecommunication Services — 0.6%
T-Mobile USA, Inc., 5.125%, 5/15/32	150,000	153,739
T-Mobile USA, Inc., 5.20%, 1/15/33	80,000	81,473
Vodafone Group PLC, 6.15%, 2/27/37	630,000	678,984
		914,196
TOTAL CORPORATE BONDS (Cost $99,136,544)		100,533,268
U.S. TREASURY SECURITIES — 24.3%
U.S. Treasury Bonds, 6.125%, 11/15/27	250,000	263,428
U.S. Treasury Bonds, 5.25%, 11/15/28	250,000	262,324
U.S. Treasury Bonds, 1.125%, 5/15/40	400,000	249,063
9

Schedule of Investments - Avantis Core Fixed Income Fund

	Principal Amount/Shares	Value
U.S. Treasury Bonds, 1.125%, 8/15/40	$400,000	$246,359
U.S. Treasury Bonds, 1.375%, 11/15/40	700,000	446,318
U.S. Treasury Bonds, 1.875%, 2/15/41	400,000	275,047
U.S. Treasury Bonds, 1.75%, 8/15/41	1,400,000	927,828
U.S. Treasury Bonds, 2.00%, 11/15/41	800,000	548,781
U.S. Treasury Bonds, 2.375%, 2/15/42	750,000	543,062
U.S. Treasury Bonds, 3.375%, 8/15/42	300,000	250,301
U.S. Treasury Bonds, 2.75%, 11/15/42	940,000	710,765
U.S. Treasury Bonds, 3.125%, 2/15/43	550,000	438,818
U.S. Treasury Bonds, 2.875%, 5/15/43	650,000	497,301
U.S. Treasury Bonds, 3.625%, 2/15/44	740,000	627,902
U.S. Treasury Bonds, 3.125%, 8/15/44	1,050,000	820,887
U.S. Treasury Bonds, 3.00%, 11/15/44	1,125,000	858,647
U.S. Treasury Bonds, 2.50%, 2/15/45	1,000,000	697,031
U.S. Treasury Bonds, 3.00%, 5/15/45	600,000	455,063
U.S. Treasury Notes, 3.50%, 9/15/25	450,000	449,888
U.S. Treasury Notes, 0.25%, 9/30/25	550,000	548,294
U.S. Treasury Notes, 5.00%, 9/30/25	1,550,000	1,550,643
U.S. Treasury Notes, 0.25%, 10/31/25	750,000	745,181
U.S. Treasury Notes, 2.25%, 11/15/25	1,000,000	995,987
U.S. Treasury Notes, 0.375%, 11/30/25	1,500,000	1,486,209
U.S. Treasury Notes, 0.375%, 1/31/26	855,000	842,033
U.S. Treasury Notes, 4.25%, 1/31/26	1,000,000	1,000,508
U.S. Treasury Notes, 1.50%, 8/15/26	635,000	621,040
U.S. Treasury Notes, 3.75%, 8/31/26	800,000	799,115
U.S. Treasury Notes, 4.625%, 10/15/26	750,000	756,606
U.S. Treasury Notes, 3.875%, 5/31/27	750,000	752,578
U.S. Treasury Notes, 0.75%, 1/31/28	800,000	747,844
U.S. Treasury Notes, 1.125%, 2/29/28	800,000	753,438
U.S. Treasury Notes, 1.25%, 6/30/28	1,300,000	1,219,105
U.S. Treasury Notes, 3.875%, 7/15/28	1,300,000	1,310,207
U.S. Treasury Notes, 1.125%, 8/31/28	1,000,000	930,586
U.S. Treasury Notes, 1.25%, 9/30/28	850,000	792,459
U.S. Treasury Notes, 1.375%, 12/31/28	800,000	744,844
U.S. Treasury Notes, 1.75%, 1/31/29	250,000	235,259
U.S. Treasury Notes, 4.25%, 2/28/29	750,000	765,806
U.S. Treasury Notes, 4.00%, 7/31/29	750,000	760,034
U.S. Treasury Notes, 3.75%, 6/30/30	875,000	877,444
U.S. Treasury Notes, 4.875%, 10/31/30	650,000	684,849
U.S. Treasury Notes, 0.875%, 11/15/30	950,000	823,605
U.S. Treasury Notes, 3.75%, 12/31/30(3)	1,620,000	1,620,854
U.S. Treasury Notes, 4.00%, 1/31/31	750,000	759,067
U.S. Treasury Notes, 4.25%, 2/28/31	1,150,000	1,177,964
U.S. Treasury Notes, 1.625%, 5/15/31	900,000	801,264
U.S. Treasury Notes, 1.25%, 8/15/31	1,250,000	1,080,396
U.S. Treasury Notes, 1.375%, 11/15/31	750,000	648,208
U.S. Treasury Notes, 1.875%, 2/15/32	600,000	531,691
U.S. Treasury Notes, 2.75%, 8/15/32	750,000	696,460
10

Schedule of Investments - Avantis Core Fixed Income Fund

	Principal Amount/Shares	Value
U.S. Treasury Notes, 3.875%, 8/15/33	$350,000	$346,418
U.S. Treasury Notes, 4.625%, 2/15/35	950,000	982,656
U.S. Treasury Notes, 4.25%, 5/15/35	900,000	903,023
TOTAL U.S. TREASURY SECURITIES (Cost $39,674,660)		39,860,488
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 18.9%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 18.9%
GNMA, 3.50%, TBA	1,200,000	1,089,662
GNMA, 3.50%, TBA	1,000,000	906,645
GNMA, 4.50%, TBA	750,000	721,999
GNMA, 5.00%, TBA	1,750,000	1,731,130
GNMA, 5.00%, TBA	1,250,000	1,237,693
GNMA, 5.50%, TBA	1,750,000	1,763,393
GNMA, 5.50%, TBA	1,750,000	1,761,410
GNMA, 5.50%, TBA	750,000	754,216
GNMA, 6.00%, TBA	2,200,000	2,244,308
GNMA, 6.00%, TBA	1,800,000	1,834,424
UMBS, 2.00%, TBA	600,000	550,693
UMBS, 2.00%, TBA	400,000	367,222
UMBS, 3.50%, TBA	750,000	677,638
UMBS, 3.50%, TBA	500,000	484,190
UMBS, 3.50%, TBA	500,000	451,583
UMBS, 4.00%, TBA	3,000,000	2,798,560
UMBS, 4.00%, TBA	1,500,000	1,399,925
UMBS, 4.00%, TBA	750,000	699,494
UMBS, 4.00%, TBA	400,000	392,781
UMBS, 4.00%, TBA	400,000	385,572
UMBS, 4.50%, TBA	2,500,000	2,402,511
UMBS, 4.50%, TBA	1,250,000	1,202,427
UMBS, 4.50%, TBA	750,000	748,536
UMBS, 4.50%, TBA	500,000	498,673
UMBS, 5.00%, TBA	2,150,000	2,118,830
UMBS, 5.00%, TBA	1,500,000	1,479,543
UMBS, 5.50%, TBA	200,000	201,157
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $30,677,455)		30,904,215
U.S. GOVERNMENT AGENCY SECURITIES — 2.0%
Federal Farm Credit Banks Funding Corp., 4.50%, 8/14/26	235,000	236,474
FHLB, 4.625%, 11/17/26	250,000	252,485
FHLB, 1.25%, 12/21/26	250,000	242,043
FHLB, 3.25%, 6/9/28	250,000	247,869
FHLMC, 0.65%, 10/27/25	200,000	198,901
FHLMC, 6.75%, 3/15/31	250,000	286,698
FNMA, 0.50%, 11/7/25	150,000	148,994
FNMA, 7.125%, 1/15/30	250,000	284,186
FNMA, 0.875%, 8/5/30	250,000	218,604
FNMA, 6.625%, 11/15/30	300,000	340,414
FNMA, 5.625%, 7/15/37	100,000	109,765
Tennessee Valley Authority, 3.875%, 3/15/28	250,000	251,453
Tennessee Valley Authority, 4.875%, 5/15/35	500,000	512,679
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $3,298,405)		3,330,565
11

Schedule of Investments - Avantis Core Fixed Income Fund

	Principal Amount/Shares	Value
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%
Canada — 0.1%
Export Development Canada, 3.875%, 2/14/28	$100,000	$100,600
Export Development Canada, 4.125%, 2/13/29	100,000	101,590
		202,190
Sweden — 0.1%
Svensk Exportkredit AB, 2.25%, 3/22/27	200,000	195,350
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $395,713)		397,540
SHORT-TERM INVESTMENTS — 11.0%
Money Market Funds — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	774,223	774,223
State Street Navigator Securities Lending Government Money Market Portfolio(4)	839,315	839,315
		1,613,538
Treasury Bills(5) — 10.0%
U.S. Treasury Bills, 4.39%, 9/2/25	$1,500,000	1,500,000
U.S. Treasury Bills, 4.38%, 9/9/25	3,000,000	2,997,524
U.S. Treasury Bills, 4.41%, 9/11/25	1,500,000	1,498,412
U.S. Treasury Bills, 4.37%, 9/16/25	3,000,000	2,995,029
U.S. Treasury Bills, 4.41%, 9/18/25	1,000,000	998,111
U.S. Treasury Bills, 4.39%, 9/23/25	2,500,000	2,493,808
U.S. Treasury Bills, 4.37%, 9/25/25	2,000,000	1,994,593
U.S. Treasury Bills, 4.36%, 10/2/25	2,000,000	1,992,979
		16,470,456
TOTAL SHORT-TERM INVESTMENTS (Cost $18,081,911)		18,083,994
TOTAL INVESTMENT SECURITIES — 117.7% (Cost $191,264,688)		193,110,070
OTHER ASSETS AND LIABILITIES — (17.7)%		(29,102,079)
TOTAL NET ASSETS — 100.0%		$164,007,991

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	4	December 2025	$457,000	$1,481
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 44	Sell	1.00%	6/20/30	$3,600,000	$71,975	$13,163	$85,138
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

12

Schedule of Investments - Avantis Core Fixed Income Fund

NOTES TO SCHEDULE OF INVESTMENTS
CDX	–	Credit Derivatives Indexes
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	–	Uniform Mortgage-Backed Securities
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $806,138. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,439,022, which represented 0.9% of total net assets.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $328,173.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $839,315.
(5)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$100,533,268	—
U.S. Treasury Securities	—	39,860,488	—
U.S. Government Agency Mortgage-Backed Securities	—	30,904,215	—
U.S. Government Agency Securities	—	3,330,565	—
Sovereign Governments and Agencies	—	397,540	—
Short-Term Investments	$1,613,538	16,470,456	—
	$1,613,538	$191,496,532	—
Other Financial Instruments
Futures Contracts	$1,481	—	—
Swap Agreements	—	$85,138	—
	$1,481	$85,138	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

	Type of Risk Exposure
	Credit Risk	Interest Rate Risk	Total
Liability Derivatives:
Payable for variation margin on futures contracts*	—	$2,250	$2,250
Payable for variation margin on swap agreements*	$1,368	—	1,368
			$3,618
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

13

Schedule of Investments - Avantis Core Fixed Income Fund

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended August 31, 2025.

	Type of Risk Exposure
	Credit Risk	Interest Rate Risk	Total
Net realized gain (loss) on:
Futures contract transactions	—	$(37,814)	$(37,814)
Swap agreement transactions	$8,255	—	8,255
			$(29,559)
Change in net unrealized appreciation (depreciation) on:
Futures contracts	—	$1,483	$1,483
Swap agreements	$8,039	—	8,039
			$9,522
See Notes to Financial Statements.
14

Statement of Assets and Liabilities

AUGUST 31, 2025
Avantis Core Fixed Income Fund
Assets
Investment securities, at value	$192,270,755
Investment made with cash collateral received for securities on loan, at value	839,315
Cash	204,102
Receivable for investments sold	12,141,456
Receivable for capital shares sold	901,366
Interest receivable	1,833,509
Securities lending receivable	316
208,190,819

Liabilities
Payable for collateral received for securities on loan	839,315
Payable for investments purchased	43,177,852
Payable for capital shares redeemed	160,615
Payable for variation margin on futures contracts	2,250
Payable for variation margin on swap agreements	1,368
Accrued management fees	1,428
44,182,828

Net Assets	$164,007,991

Net Assets Consist of:
Capital paid in	$166,796,391
Distributable earnings (loss)	(2,788,400)
$164,007,991

Investment securities, at cost	$190,425,373
Investment securities on loan, at value	$806,138
Investment made with cash collateral received for securities on loan, at cost	$839,315

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Avantis Core Fixed Income Fund
Institutional Class	$10,966,290	1,297,980	$8.45
G Class	$153,041,701	18,105,051	$8.45

See Notes to Financial Statements.
15

Statement of Operations

YEAR ENDED AUGUST 31, 2025
Avantis Core Fixed Income Fund
Investment Income (Loss)
Income:
Interest	$4,270,853
Securities lending, net	6,356
4,277,209
Expenses:
Management fees	137,173
Interest expenses	1,929
139,102
Fees waived - G Class	(123,474)
15,628

Net investment income (loss)	4,261,581

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(487,554)
Futures contract transactions	(37,814)
Swap agreement transactions	8,255
(517,113)

Change in net unrealized appreciation (depreciation) on:
Investments	1,567,184
Futures contracts	1,483
Swap agreements	8,039
1,576,706

Net realized and unrealized gain (loss)	1,059,593

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,321,174

See Notes to Financial Statements.
16

Statement of Changes in Net Assets

YEARS ENDED AUGUST 31, 2025 AND AUGUST 31, 2024
	Avantis Core Fixed Income Fund
Increase (Decrease) in Net Assets	August 31, 2025	August 31, 2024
Operations
Net investment income (loss)	$4,261,581	$2,720,988
Net realized gain (loss)	(517,113)	(483,774)
Change in net unrealized appreciation (depreciation)	1,576,706	2,540,034
Net increase (decrease) in net assets resulting from operations	5,321,174	4,777,248

Distributions to Shareholders
From earnings:
Institutional Class	(415,713)	(255,832)
G Class	(3,856,783)	(2,473,085)
Decrease in net assets from distributions	(4,272,496)	(2,728,917)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	98,686,846	19,145,078

Net increase (decrease) in net assets	99,735,524	21,193,409

Net Assets
Beginning of period	64,272,467	43,079,058
End of period	$164,007,991	$64,272,467

See Notes to Financial Statements.
17

Notes to Financial Statements

AUGUST 31, 2025

1. Organization

American Century ETF Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Delaware statutory trust. The financial statements herein relate to the following fund and the respective share classes offered by the trust.

Avantis Core Fixed Income Fund	Institutional, G

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). A fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund's investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, municipal securities, convertible bonds and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).
18

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. The Schedule of Investments provides additional information on a fund's level classifications.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. A fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Forward Commitments — A fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. A fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, a fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of a fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of a fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net investment income, if any, are generally declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes a fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, a fund may experience delays in recovery of the loaned securities or delays in access to collateral, or a fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, a fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities, and the remaining contractual maturities of any securities lending transactions are considered overnight and continuous.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the fund’s distributor, American Century Investment Services, Inc., and the fund’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

19

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each class and paid monthly in arrears. The investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The annual management fee including any waiver impacts for the period ended August 31, 2025 are as follows:

	Annual Management Fee
	Institutional Class	G Class	G Class (before waiver)
Avantis Core Fixed Income Fund	0.15%	0.00%	0.15%

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Related Party Ownership — A related party, including other funds advised by American Century Investments, may own outstanding shares of a fund. Related parties do not invest in a fund for the purpose of exercising management or control. As of period end, related parties with ownership of 5% or more of the outstanding shares of a fund are as follows:

	Related Party	% of Outstanding Shares
Avantis Core Fixed Income Fund	American Century Asset Allocation Portfolios, Inc.	83%

4. Investment Transactions

Investment transactions, including TBA transactions and excluding short-term investments, for the period ended August 31, 2025 were as follows:

Avantis Core Fixed Income Fund
Purchases of U.S. Treasury and Government Agency obligations	$307,231,352
Purchases of other investment securities	$87,472,472
Total Purchases	$394,703,824

Sales of U.S. Treasury and Government Agency obligations	$265,356,089
Sales of other investment securities	$27,535,693
Total Sales	$292,891,782

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Year ended August 31, 2025		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Avantis Core Fixed Income Fund
Institutional Class
Sold	503,234	$4,204,562	543,752	$4,463,843
Issued in reinvestment of distributions	49,648	415,713	30,893	255,832
Redeemed	(211,360)	(1,768,591)	(155,219)	(1,288,344)
	341,522	2,851,684	419,426	3,431,331
G Class
Sold	14,867,717	124,047,686	3,721,030	30,598,621
Issued in reinvestment of distributions	460,012	3,856,783	298,842	2,473,085
Redeemed	(3,828,774)	(32,069,307)	(2,093,874)	(17,357,959)
	11,498,955	95,835,162	1,925,998	15,713,747
Net increase (decrease)	11,840,477	$98,686,846	2,345,424	$19,145,078

20

6. Derivative Instruments

A fund may invest in various types of derivative instruments as permitted by its investment objectives and policies. The following is a summary of the primary underlying risks and derivative strategies used during the period. The Schedule of Investments provides additional information on the value and effect of a fund’s derivative instruments activity.

Credit Risk — The fund may be subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The average notional exposure to credit risk derivative instruments held during the period was as follows:

Avantis Core Fixed Income Fund	$1,883,333

Interest Rate Risk — The fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The average notional exposure to interest rate risk derivative instruments held during the period was as follows:

	Futures Contracts Purchased	Futures Contracts Sold
Avantis Core Fixed Income Fund	$305,098	$232,047

7. Risk Factors

The overall risk profile of a fund will be impacted by the fund’s investment strategy, including the investment vehicles and techniques utilized to manage a portfolio. The net asset value of a fund will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

8. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2025 and August 31, 2024 were as follows:
	2025		2024
	Distributions Paid From:		Distributions Paid From:
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Avantis Core Fixed Income Fund	$4,272,496	—	$2,728,917	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

21

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Avantis Core Fixed Income Fund
Federal tax cost of investments	$191,303,788
Gross tax appreciation of investments	$2,293,704
Gross tax depreciation of investments	(487,422)
Net tax appreciation (depreciation) of investments	1,806,282
Net tax appreciation (depreciation) on derivatives	5,763
Net tax appreciation (depreciation)	$1,812,045
Undistributed ordinary income	$324
Accumulated short-term capital losses	$(2,421,044)
Accumulated long-term capital losses	$(2,179,725)

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the tax deferral of losses on wash sales.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

22

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Portfolio Turnover Rate (excluding TBA transactions)	Net Assets, End of Period (in thousands)
Avantis Core Fixed Income Fund
Institutional Class
2025	$8.49	0.38	(0.04)	0.34	(0.38)	—	(0.38)	$8.45	4.14%	0.15%	0.15%	4.53%	4.53%	319%	56%	$10,966
2024	$8.25	0.37	0.24	0.61	(0.37)	—	(0.37)	$8.49	7.57%	0.15%	0.15%	4.47%	4.47%	325%	44%	$8,124
2023	$8.60	0.30	(0.35)	(0.05)	(0.30)	—	(0.30)	$8.25	(0.57)%	0.16%	0.16%	3.60%	3.60%	345%	33%	$4,433
2022	$10.09	0.18	(1.49)	(1.31)	(0.17)	(0.01)	(0.18)	$8.60	(13.01)%	0.15%	0.15%	2.08%	2.08%	481%	119%	$5,090
2021(3)	$10.00	0.06	0.10	0.16	(0.07)	—	(0.07)	$10.09	1.56%	0.15%	0.15%	1.26%	1.26%	113%	4%	$13,973
G Class
2025	$8.50	0.39	(0.05)	0.34	(0.39)	—	(0.39)	$8.45	4.18%	0.00%	0.15%	4.68%	4.53%	319%	56%	$153,042
2024	$8.26	0.38	0.24	0.62	(0.38)	—	(0.38)	$8.50	7.73%	0.00%	0.15%	4.62%	4.47%	325%	44%	$56,148
2023	$8.60	0.31	(0.34)	(0.03)	(0.31)	—	(0.31)	$8.26	(0.30)%	0.01%	0.16%	3.75%	3.60%	345%	33%	$38,646
2022	$10.09	0.21	(1.50)	(1.29)	(0.19)	(0.01)	(0.20)	$8.60	(12.88)%	0.00%	0.15%	2.23%	2.08%	481%	119%	$27,893
2021(3)	$10.00	0.07	0.09	0.16	(0.07)	—	(0.07)	$10.09	1.64%	0.00%	0.15%	1.41%	1.26%	113%	4%	$2,893

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)February 24, 2021 (fund inception) through August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Century ETF Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Avantis® Core Fixed Income Fund (the “Fund”), one of the funds constituting the American Century ETF Trust, as of August 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and the period from February 24, 2021 (fund inception) through August 31, 2021, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and the period from February 24, 2021 (fund inception) through August 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
October 16, 2025

We have served as the auditor of one or more American Century investment companies since 1997.
24

Approval of Management Agreement

At a meeting held on June 11, 2025, the Fund’s Board of Trustees (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees.

Prior to its consideration of the renewal of the Fund’s management agreement, the Trustees requested and reviewed extensive data and information compiled by the Advisor and certain independent data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its Audit Committee on a continual basis and the information received was supplemental to the extensive information that the Board and its Audit Committee receive and consider over time.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to:

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The independent Trustees met separately in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The independent Trustees also held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the Fund’s management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
25

•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans, if applicable)

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its Audit Committee, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, if applicable, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to the Fund and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1, and, for certain funds, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel). Under the unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to funds or other advisory clients managed similarly to the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

26

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments could include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Set forth below are certain of the Fund-specific factors that the Board considered in addition to the other factors described herein:

Avantis Core Fixed Income Fund - The Fund’s performance was above its benchmark for the one- and three-year periods reviewed by the Board. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was the lowest of its peer expense group.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is fair in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
27

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code (IRC).

The fund hereby designates the following, or up to the maximum amount allowable, for the fiscal year ended August 31, 2025.

Qualified Interest Income
Avantis Core Fixed Income Fund	$3,793,152

28

Contact Us	avantisinvestors.com
American Century Sales Representatives, Financial Professionals, Broker Dealers, Insurance Companies, Banks and Trust Companies	1-833-928-2684

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-96960 2510

Annual Financial Statements and Other Information

August 31, 2025

Avantis® All Equity Markets ETF (AVGE)
Avantis® All Equity Markets Value ETF (AVGV)
Avantis® All International Markets Equity ETF (AVNM)
Avantis® All International Markets Value ETF (AVNV)
Avantis® Moderate Allocation ETF (AVMA)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit avantisinvestors.com/docs.

Schedule of Investments - Avantis All Equity Markets ETF
AUGUST 31, 2025

	Shares	Value
UNDERLYING FUNDS(1) — 99.9%
Domestic Equity Funds — 70.1%
Avantis Real Estate ETF	345,244	$15,542,885
Avantis U.S. Equity ETF	2,439,108	258,862,532
Avantis U.S. Large Cap Value ETF	1,211,219	86,759,617
Avantis U.S. Mid Cap Equity ETF	117,352	8,132,141
Avantis U.S. Mid Cap Value ETF	118,878	8,223,980
Avantis U.S. Small Cap Equity ETF	345,281	19,675,838
Avantis U.S. Small Cap Value ETF	213,414	21,309,388
		418,506,381
International Equity Funds — 29.8%
Avantis Emerging Markets Equity ETF	528,943	37,602,558
Avantis Emerging Markets Small Cap Equity ETF	94,872	5,963,303
Avantis Emerging Markets Value ETF(2)	381,850	21,211,767
Avantis International Equity ETF	856,763	65,842,237
Avantis International Large Cap Value ETF	503,446	33,096,540
Avantis International Small Cap Equity ETF	98,853	6,496,619
Avantis International Small Cap Value ETF	87,724	7,524,965
		177,737,989
TOTAL UNDERLYING FUNDS (Cost $471,127,705)		596,244,370
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	377,128	377,128
State Street Navigator Securities Lending Government Money Market Portfolio(3)	68,100	68,100
TOTAL SHORT-TERM INVESTMENTS (Cost $445,228)		445,228
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $471,572,933)		596,689,598
OTHER ASSETS AND LIABILITIES — 0.0%		(77,280)
TOTAL NET ASSETS — 100.0%		$596,612,318

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $66,660. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $68,100.

See Notes to Financial Statements.
2

Schedule of Investments - Avantis All Equity Markets Value ETF
AUGUST 31, 2025

	Shares	Value
UNDERLYING FUNDS(1) — 99.9%
Domestic Equity Funds — 60.5%
Avantis U.S. Large Cap Value ETF(2)	790,716	$56,638,987
Avantis U.S. Mid Cap Value ETF	174,407	12,065,476
Avantis U.S. Small Cap Value ETF	281,655	28,123,252
		96,827,715
International Equity Funds — 39.4%
Avantis Emerging Markets Value ETF(2)	307,487	17,080,903
Avantis International Large Cap Value ETF(2)	456,129	29,985,921
Avantis International Small Cap Value ETF	186,645	16,010,408
		63,077,232
TOTAL UNDERLYING FUNDS (Cost $141,864,611)		159,904,947
SHORT-TERM INVESTMENTS — 0.8%
Money Market Funds — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	106,830	106,830
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,130,725	1,130,725
TOTAL SHORT-TERM INVESTMENTS (Cost $1,237,555)		1,237,555
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $143,102,166)		161,142,502
OTHER ASSETS AND LIABILITIES — (0.7)%		(1,132,053)
TOTAL NET ASSETS — 100.0%		$160,010,449

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,105,816. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,130,725.

See Notes to Financial Statements.
3

Schedule of Investments - Avantis All International Markets Equity ETF
AUGUST 31, 2025

	Shares	Value
UNDERLYING FUNDS(1) — 99.9%
International Equity Funds — 99.9%
Avantis Emerging Markets Equity ETF	859,591	$61,108,324
Avantis Emerging Markets Value ETF	705,680	39,200,524
Avantis International Equity ETF	1,819,125	139,799,756
Avantis International Large Cap Value ETF(2)	1,069,494	70,308,536
Avantis International Small Cap Value ETF	355,840	30,523,955
		340,941,095
TOTAL UNDERLYING FUNDS (Cost $290,548,012)		340,941,095
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $241,387)	241,387	241,387
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $290,789,399)		341,182,482
OTHER ASSETS AND LIABILITIES — 0.0%		(7,114)
TOTAL NET ASSETS — 100.0%		$341,175,368

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $19,722. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. At the period end, the aggregate value of the collateral held by the fund was $21,091, all of which is securities collateral.

See Notes to Financial Statements.
4

Schedule of Investments - Avantis All International Markets Value ETF
AUGUST 31, 2025

	Shares	Value
UNDERLYING FUNDS(1) — 99.9%
International Equity Funds — 99.9%
Avantis Emerging Markets Value ETF	102,901	$5,716,150
Avantis International Large Cap Value ETF	141,121	9,277,295
Avantis International Small Cap Value ETF	58,201	4,992,482
		19,985,927
TOTAL UNDERLYING FUNDS (Cost $19,013,679)		19,985,927
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $15,063)	15,063	15,063
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $19,028,742)		20,000,990
OTHER ASSETS AND LIABILITIES — 0.0%		(469)
TOTAL NET ASSETS — 100.0%		$20,000,521

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
5

Schedule of Investments - Avantis Moderate Allocation ETF
AUGUST 31, 2025

	Shares	Value
UNDERLYING FUNDS(1) — 99.9%
Domestic Equity Funds — 48.3%
Avantis Real Estate ETF(2)	16,668	$750,393
Avantis U.S. Equity ETF	113,016	11,994,388
Avantis U.S. Large Cap Value ETF	56,565	4,051,751
Avantis U.S. Mid Cap Equity ETF(2)	5,883	407,674
Avantis U.S. Mid Cap Value ETF	5,939	410,860
Avantis U.S. Small Cap Equity ETF	17,570	1,001,227
Avantis U.S. Small Cap Value ETF	9,841	982,624
		19,598,917
Domestic Fixed Income Funds — 31.3%
Avantis Core Fixed Income ETF	204,134	8,534,884
Avantis Short-Term Fixed Income ETF	87,573	4,133,884
		12,668,768
International Equity Funds — 20.3%
Avantis Emerging Markets Equity ETF	25,220	1,792,890
Avantis Emerging Markets Small Cap Equity ETF(2)	4,290	269,654
Avantis Emerging Markets Value ETF	16,773	931,740
Avantis International Equity ETF	39,690	3,050,176
Avantis International Large Cap Value ETF	23,876	1,569,608
Avantis International Small Cap Equity ETF(2)	4,190	275,367
Avantis International Small Cap Value ETF	4,130	354,271
		8,243,706
TOTAL UNDERLYING FUNDS (Cost $37,263,608)		40,511,391
SHORT-TERM INVESTMENTS — 1.4%
Money Market Funds — 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	38,405	38,405
State Street Navigator Securities Lending Government Money Market Portfolio(3)	535,315	535,315
TOTAL SHORT-TERM INVESTMENTS (Cost $573,720)		573,720
TOTAL INVESTMENT SECURITIES — 101.3% (Cost $37,837,328)		41,085,111
OTHER ASSETS AND LIABILITIES — (1.3)%		(531,739)
TOTAL NET ASSETS — 100.0%		$40,553,372

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $523,928. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $535,315.

See Notes to Financial Statements.
6

Statements of Assets and Liabilities

AUGUST 31, 2025
	Avantis All Equity Markets ETF	Avantis All Equity Markets Value ETF
Assets
Investment securities - affiliated, at value	$596,244,370	$159,904,947
Investment securities, at value	377,128	106,830
Investment made with cash collateral received for securities on loan, at value	68,100	1,130,725
Receivable for capital shares sold	203,552	—
Interest receivable	1,316	410
Securities lending receivable	3,184	2,217
	596,897,650	161,145,129

Liabilities
Payable for collateral received for securities on loan	68,100	1,130,725
Payable for investments purchased	202,332	—
Accrued management fees	14,900	3,955
	285,332	1,134,680

Net Assets	$596,612,318	$160,010,449

Shares outstanding (unlimited number of shares authorized)	7,327,500	2,312,500

Net Asset Value Per Share	$81.42	$69.19

Net Assets Consist of:
Capital paid in	$471,861,954	$142,090,743
Distributable earnings (loss)	124,750,364	17,919,706
	$596,612,318	$160,010,449

Investment securities - affiliated, at cost	$471,127,705	$141,864,611
Investment securities on loan - affiliated, at value	$66,660	$1,105,816
Investment securities, at cost	$377,128	$106,830
Investment made with cash collateral received for securities on loan, at cost	$68,100	$1,130,725

See Notes to Financial Statements.
7

Statements of Assets and Liabilities

AUGUST 31, 2025
	Avantis All International Markets Equity ETF	Avantis All International Markets Value ETF
Assets
Investment securities - affiliated, at value	$340,941,095	$19,985,927
Investment securities, at value	241,387	15,063
Interest receivable	861	58
Securities lending receivable	605	—
	341,183,948	20,001,048

Liabilities
Accrued management fees	8,580	527

Net Assets	$341,175,368	$20,000,521

Shares outstanding (unlimited number of shares authorized)	4,997,500	287,500

Net Asset Value Per Share	$68.27	$69.57

Net Assets Consist of:
Capital paid in	$290,782,285	$19,028,273
Distributable earnings (loss)	50,393,083	972,248
	$341,175,368	$20,000,521

Investment securities - affiliated, at cost	$290,548,012	$19,013,679
Investment securities on loan - affiliated, at value	$19,722	—
Investment securities, at cost	$241,387	$15,063

See Notes to Financial Statements.
8

Statements of Assets and Liabilities

AUGUST 31, 2025
Avantis Moderate Allocation ETF
Assets
Investment securities - affiliated, at value	$40,511,391
Investment securities, at value	38,405
Investment made with cash collateral received for securities on loan, at value	535,315
Interest receivable	129
Securities lending receivable	4,445
41,089,685

Liabilities
Payable for collateral received for securities on loan	535,315
Accrued management fees	998
536,313

Net Assets	$40,553,372

Shares outstanding (unlimited number of shares authorized)	635,000

Net Asset Value Per Share	$63.86

Net Assets Consist of:
Capital paid in	$37,270,941
Distributable earnings (loss)	3,282,431
$40,553,372

Investment securities - affiliated, at cost	$37,263,608
Investment securities on loan - affiliated, at value	$523,928
Investment securities, at cost	$38,405
Investment made with cash collateral received for securities on loan, at cost	$535,315

See Notes to Financial Statements.
9

Statements of Operations

YEAR ENDED AUGUST 31, 2025
	Avantis All Equity Markets ETF	Avantis All Equity Markets Value ETF
Investment Income (Loss)
Income:
Income distributions from underlying funds	$9,824,667	$3,375,501
Securities lending, net	54,007	15,334
Interest	22,676	6,315
	9,901,350	3,397,150

Expenses:
Management fees	244,058	64,373
Trustees' fees and expenses	—	2,517
	244,058	66,890
Fees waived	(97,623)	(25,749)
	146,435	41,141

Net investment income (loss)	9,754,915	3,356,009

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on sales of investments in underlying funds	7,433,892	8,687,396
Change in net unrealized appreciation (depreciation) on investments in underlying funds	57,531,970	7,830,613

Net realized and unrealized gain (loss)	64,965,862	16,518,009

Net Increase (Decrease) in Net Assets Resulting from Operations	$74,720,777	$19,874,018
See Notes to Financial Statements.
10

Statements of Operations

YEAR ENDED AUGUST 31, 2025
	Avantis All International Markets Equity ETF	Avantis All International Markets Value ETF
Investment Income (Loss)
Income:
Income distributions from underlying funds	$5,991,341	$698,937
Securities lending, net	26,462	—
Interest	7,499	852
	6,025,302	699,789

Expenses:
Management fees	77,583	6,445
Trustees' fees and expenses	3,172	304
	80,755	6,749
Fees waived	(31,033)	(2,578)
	49,722	4,171

Net investment income (loss)	5,975,580	695,618

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on sales of investments in underlying funds	1,222,500	4,880,592
Change in net unrealized appreciation (depreciation) on investments in underlying funds	47,403,535	725,603

Net realized and unrealized gain (loss)	48,626,035	5,606,195

Net Increase (Decrease) in Net Assets Resulting from Operations	$54,601,615	$6,301,813

See Notes to Financial Statements.
11

Statements of Operations

YEAR ENDED AUGUST 31, 2025
Avantis Moderate Allocation ETF
Investment Income (Loss)
Income:
Income distributions from underlying funds	$778,117
Securities lending, net	28,826
Interest	1,741
808,684

Expenses:
Management fees	14,261
Trustees' fees and expenses	559
14,820
Fees waived	(5,704)
9,116

Net investment income (loss)	799,568

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on sales of investments in underlying funds	519,286
Change in net unrealized appreciation (depreciation) on investments in underlying funds	2,111,356

Net realized and unrealized gain (loss)	2,630,642

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,430,210

See Notes to Financial Statements.
12

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2025 AND AUGUST 31, 2024
	Avantis All Equity Markets ETF		Avantis All Equity Markets Value ETF
Increase (Decrease) in Net Assets	August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024
Operations
Net investment income (loss)	$9,754,915	$6,266,033	$3,356,009	$1,360,182
Net realized gain (loss)	7,433,892	2,234,145	8,687,396	28,672
Change in net unrealized appreciation (depreciation)	57,531,970	54,255,211	7,830,613	10,130,107
Net increase (decrease) in net assets resulting from operations	74,720,777	62,755,389	19,874,018	11,518,961

Distributions to Shareholders
From earnings	(9,762,351)	(6,283,638)	(3,359,528)	(1,364,789)

Capital Share Transactions
Proceeds from shares sold	138,168,777	153,006,289	97,869,464	68,617,444
Payments for shares redeemed	(25,355,092)	(10,446,628)	(50,546,318)	(1,004,014)
Net increase (decrease) in net assets from capital share transactions	112,813,685	142,559,661	47,323,146	67,613,430

Net increase (decrease) in net assets	177,772,111	199,031,412	63,837,636	77,767,602

Net Assets
Beginning of period	418,840,207	219,808,795	96,172,813	18,405,211
End of period	$596,612,318	$418,840,207	$160,010,449	$96,172,813

Transactions in Shares of the Funds
Sold	1,880,000	2,332,500	1,560,000	1,227,500
Redeemed	(335,000)	(155,000)	(807,500)	(17,500)
Net increase (decrease) in shares of the funds	1,545,000	2,177,500	752,500	1,210,000

See Notes to Financial Statements.
13

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2025 AND AUGUST 31, 2024
	Avantis All International Markets Equity ETF		Avantis All International Markets Value ETF
Increase (Decrease) in Net Assets	August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024
Operations
Net investment income (loss)	$5,975,580	$433,994	$695,618	$63,973
Net realized gain (loss)	1,222,500	259,440	4,880,592	17,312
Change in net unrealized appreciation (depreciation)	47,403,535	2,998,171	725,603	242,994
Net increase (decrease) in net assets resulting from operations	54,601,615	3,691,605	6,301,813	324,279

Distributions to Shareholders
From earnings	(5,985,579)	(432,922)	(696,590)	(64,123)

Capital Share Transactions
Proceeds from shares sold	256,995,434	40,975,281	52,591,393	2,593,391
Payments for shares redeemed	(6,982,049)	(2,327,815)	(41,292,696)	(143,212)
Net increase (decrease) in net assets from capital share transactions	250,013,385	38,647,466	11,298,697	2,450,179

Net increase (decrease) in net assets	298,629,421	41,906,149	16,903,920	2,710,335

Net Assets
Beginning of period	42,545,947	639,798	3,096,601	386,266
End of period	$341,175,368	$42,545,947	$20,000,521	$3,096,601

Transactions in Shares of the Funds
Sold	4,382,500	757,500	865,000	47,500
Redeemed	(112,500)	(42,500)	(630,000)	(2,500)
Net increase (decrease) in shares of the funds	4,270,000	715,000	235,000	45,000

See Notes to Financial Statements.
14

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2025 AND AUGUST 31, 2024
	Avantis Moderate Allocation ETF
Increase (Decrease) in Net Assets	August 31, 2025	August 31, 2024
Operations
Net investment income (loss)	$799,568	$211,739
Net realized gain (loss)	519,286	119,319
Change in net unrealized appreciation (depreciation)	2,111,356	1,131,647
Net increase (decrease) in net assets resulting from operations	3,430,210	1,462,705

Distributions to Shareholders
From earnings	(729,366)	(176,663)

Capital Share Transactions
Proceeds from shares sold	26,773,961	14,305,868
Payments for shares redeemed	(5,083,468)	(1,487,462)
Net increase (decrease) in net assets from capital share transactions	21,690,493	12,818,406

Net increase (decrease) in net assets	24,391,337	14,104,448

Net Assets
Beginning of period	16,162,035	2,057,587
End of period	$40,553,372	$16,162,035

Transactions in Shares of the Funds
Sold	447,500	262,500
Redeemed	(87,500)	(27,500)
Net increase (decrease) in shares of the funds	360,000	235,000

See Notes to Financial Statements.
15

Notes to Financial Statements

AUGUST 31, 2025

1. Organization

American Century ETF Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Delaware statutory trust. Each fund operates as a fund of funds, meaning that it seeks to achieve its objective by investing in other Avantis exchange-traded funds (the underlying funds) that represent a variety of asset classes and investment styles. Additional information and attributes of each underlying fund are available at avantisinvestors.com. The financial statements herein relate to the following funds offered by the trust.

Fund Name	Ticker	Exchange
Avantis All Equity Markets ETF	AVGE	NYSE Arca, Inc.
Avantis All Equity Markets Value ETF	AVGV	NYSE Arca, Inc.
Avantis All International Markets Equity ETF	AVNM	NYSE Arca, Inc.
Avantis All International Markets Value ETF	AVNV	NYSE Arca, Inc.
Avantis Moderate Allocation ETF	AVMA	NYSE Arca, Inc.

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund's investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds' investment securities were classified as Level 1. The Schedule of Investments provides additional information on a fund's portfolio holdings.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss). Interest income less foreign taxes withheld, if any, is recorded on the
16

accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes a fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, a fund may experience delays in recovery of the loaned securities or delays in access to collateral, or a fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, a fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities, and the remaining contractual maturities of any securities lending transactions are considered overnight and continuous.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.  ACIM serves as the investment advisor for the underlying funds.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.  During the period ended August 31, 2025, the investment advisor agreed to waive 0.02% of each fund's management fee. The investment advisor expects this waiver to continue until July 31, 2026 and cannot terminate it prior to such date without the approval of the Board of Trustees.

The annual management fee and the effective annual management fee after waiver for the period ended August 31, 2025 are as follows:

	Annual Management Fee	Effective Annual Management Fee
		After Waiver
Avantis All Equity Markets ETF	0.05%	0.03%
Avantis All Equity Markets Value ETF	0.05%	0.03%
Avantis All International Markets Equity ETF	0.05%	0.03%
Avantis All International Markets Value ETF	0.05%	0.03%
Avantis Moderate Allocation ETF	0.05%	0.03%

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the funds. The trustees receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Acquired Fund Fees and Expenses — A fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

17

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

4. Investment Transactions

Investment transactions, excluding short-term investments and in kind transactions, for the period ended August 31, 2025 were as follows:

	Avantis All Equity Markets ETF	Avantis All Equity Markets Value ETF	Avantis All International Markets Equity ETF	Avantis All International Markets Value ETF	Avantis Moderate Allocation ETF
Purchases	$2,867,945	$739,805	—	$4,201	$533,103
Sales	—	—	—	—	—

Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended August 31, 2025 were as follows:

	In kind Subscriptions	In kind Redemptions	In kind Net Realized Gain/(Loss)*
Avantis All Equity Markets ETF	$135,227,643	$25,295,505	$7,433,892
Avantis All Equity Markets Value ETF	$97,043,069	$50,504,901	$8,687,396
Avantis All International Markets Equity ETF	$256,767,648	$6,976,656	$1,222,500
Avantis All International Markets Value ETF	$52,525,704	$41,244,211	$4,880,592
Avantis Moderate Allocation ETF	$26,257,168	$5,059,602	$519,286
*Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.

5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statement of Changes in Net Assets.

6. Risk Factors

The overall risk profile of a fund will be impacted by the underlying funds’ investment strategies, including the investment vehicles and techniques utilized to manage each portfolio. The net asset value of a fund will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

7. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2025 and August 31, 2024 were as follows:
	2025		2024
	Distributions Paid From:		Distributions Paid From:
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Avantis All Equity Markets ETF	$9,762,351	—	$6,283,638	—
Avantis All Equity Markets Value ETF	$3,359,528	—	$1,364,789	—
Avantis All International Markets Equity ETF	$5,985,579	—	$432,922	—
Avantis All International Markets Value ETF	$696,590	—	$64,123	—
Avantis Moderate Allocation ETF	$729,366	—	$176,663	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
18

The reclassifications, which are primarily due to in-kind transactions, were as follows:

	Avantis All Equity Markets ETF	Avantis All Equity Markets Value ETF	Avantis All International Markets Equity ETF	Avantis All International Markets Value ETF	Avantis Moderate Allocation ETF
Capital paid in	$7,426,456	$8,683,010	$1,212,501	$4,879,620	$577,839
Distributable earnings (loss)	$(7,426,456)	$(8,683,010)	$(1,212,501)	$(4,879,620)	$(577,839)

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	Avantis All Equity Markets ETF	Avantis All Equity Markets Value ETF	Avantis All International Markets Equity ETF
Federal tax cost of investments	$471,664,147	$143,102,377	$290,789,399
Gross tax appreciation of investments	$125,025,451	$18,040,125	$50,393,083
Gross tax depreciation of investments	—	—	—
Net tax appreciation (depreciation) of investments	$125,025,451	$18,040,125	$50,393,083
Undistributed ordinary income	—	—	—
Accumulated short-term capital losses	$(275,087)	$(120,419)	—

	Avantis All International Markets Value ETF	Avantis Moderate Allocation ETF
Federal tax cost of investments	$19,028,742	$37,837,328
Gross tax appreciation of investments	$972,248	$3,247,783
Gross tax depreciation of investments	—	—
Net tax appreciation (depreciation) of investments	$972,248	$3,247,783
Undistributed ordinary income	—	$34,648
Accumulated short-term capital losses	—	—

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the tax deferral of losses on wash sales.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

8. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets.

19

9. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended August 31, 2025 follows:

Fund/Underlying Fund	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(1)
Avantis All Equity Markets ETF (Amounts in thousands)
Avantis Real Estate ETF	$12,396	$4,047	$593	$(307)	$15,543	345	$90	$511
Avantis U.S. Equity ETF	182,684	58,259	7,460	25,380	258,863	2,439	3,671	2,746
Avantis U.S. Large Cap Value ETF	62,322	20,593	2,686	6,530	86,759	1,211	1,073	1,199
Avantis U.S. Mid Cap Equity ETF	5,185	2,567	261	641	8,132	117	74	73
Avantis U.S. Mid Cap Value ETF	5,204	2,624	259	655	8,224	119	74	86
Avantis U.S. Small Cap Equity ETF	14,684	4,739	652	905	19,676	345	169	194
Avantis U.S. Small Cap Value ETF	16,476	4,722	688	799	21,309	213	216	303
Avantis Emerging Markets Equity ETF	25,383	8,701	1,123	4,642	37,603	529	439	948
Avantis Emerging Markets Small Cap Equity ETF	4,188	1,339	214	650	5,963	95	31	138
Avantis Emerging Markets Value ETF(2)	15,276	4,443	673	2,166	21,212	382	215	741
Avantis International Equity ETF	43,671	15,708	1,902	8,365	65,842	857	827	1,668
Avantis International Large Cap Value ETF	21,816	7,477	943	4,746	33,096	503	413	830
Avantis International Small Cap Equity ETF	4,263	1,441	211	1,004	6,497	99	45	140
Avantis International Small Cap Value ETF	4,930	1,436	197	1,356	7,525	88	97	248
	$418,478	$138,096	$17,862	$57,532	$596,244	7,342	$7,434	$9,825
(1)Distributions received includes distributions from net investment income and from capital gains, if any.
(2)Security, or a portion thereof, is on loan.

Fund/Underlying Fund	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(1)
Avantis All Equity Markets Value ETF (Amounts in thousands)
Avantis U.S. Large Cap Value ETF(2)	$34,836	$35,312	$14,738	$1,229	$56,639	791	$3,375	$798
Avantis U.S. Mid Cap Value ETF	7,367	7,545	3,125	279	12,066	174	680	140
Avantis U.S. Small Cap Value ETF	17,170	18,279	7,612	286	28,123	282	933	392
Avantis Emerging Markets Value ETF(2)	10,068	10,576	4,715	1,152	17,081	307	782	617
Avantis International Large Cap Value ETF(2)	17,492	17,394	7,791	2,891	29,986	456	1,790	851
Avantis International Small Cap Value ETF	9,176	8,677	3,837	1,994	16,010	187	1,127	578
	$96,109	$97,783	$41,818	$7,831	$159,905	2,197	$8,687	$3,376
(1)Distributions received includes distributions from net investment income and from capital gains, if any.
(2)Security, or a portion thereof, is on loan.

Fund/Underlying Fund	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(1)
Avantis All International Markets Equity ETF (Amounts in thousands)
Avantis Emerging Markets Equity ETF	$7,702	$45,573	$1,038	$8,871	$61,108	860	$227	$840
Avantis Emerging Markets Value ETF	5,094	29,409	685	5,383	39,201	706	130	723
Avantis International Equity ETF	17,522	106,604	2,368	18,042	139,800	1,819	494	2,515
Avantis International Large Cap Value ETF(2)	8,623	53,235	1,187	9,638	70,309	1,069	243	1,294
Avantis International Small Cap Value ETF	3,583	21,947	477	5,470	30,523	356	128	619
	$42,524	$256,768	$5,755	$47,404	$340,941	4,810	$1,222	$5,991
(1)Distributions received includes distributions from net investment income and from capital gains, if any.
(2)Security, or a portion thereof, is on loan.

Fund/Underlying Fund	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(1)
Avantis All International Markets Value ETF (Amounts in thousands)
Avantis Emerging Markets Value ETF	$931	$15,054	$10,394	$126	$5,717	103	$1,555	$181
Avantis International Large Cap Value ETF	1,428	24,712	17,196	333	9,277	141	2,024	332
Avantis International Small Cap Value ETF	735	12,764	8,774	267	4,992	58	1,302	186
	$3,094	$52,530	$36,364	$726	$19,986	302	$4,881	$699
(1)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(1)
Avantis Moderate Allocation ETF (Amounts in thousands)
Avantis Real Estate ETF(2)	$331	$524	$89	$(16)	$750	17	$7	$20
Avantis U.S. Equity ETF	4,747	7,602	1,208	853	11,994	113	256	106
Avantis U.S. Large Cap Value ETF	1,623	2,638	427	217	4,051	57	76	47
Avantis U.S. Mid Cap Equity ETF(2)	159	269	44	24	408	6	5	3
Avantis U.S. Mid Cap Value ETF	159	272	44	24	411	6	5	4
Avantis U.S. Small Cap Equity ETF	431	636	111	45	1,001	18	9	8
Avantis U.S. Small Cap Value ETF	423	631	105	34	983	10	11	11
Avantis Core Fixed Income ETF	3,458	6,170	1,094	1	8,535	204	20	265
Avantis Short-Term Fixed Income ETF	1,695	2,959	547	27	4,134	88	9	127
Avantis Emerging Markets Equity ETF	676	1,130	190	177	1,793	25	24	38
Avantis Emerging Markets Small Cap Equity ETF(2)	103	172	29	24	270	4	2	5
Avantis Emerging Markets Value ETF	376	580	102	78	932	17	10	27
Avantis International Equity ETF	1,150	1,889	322	333	3,050	40	50	67
Avantis International Large Cap Value ETF	594	944	166	198	1,570	24	25	35
Avantis International Small Cap Equity ETF(2)	79	187	28	37	275	4	3	5
Avantis International Small Cap Value ETF	146	187	34	55	354	4	7	10
	$16,150	$26,790	$4,540	$2,111	$40,511	637	$519	$778
(1)Distributions received includes distributions from net investment income and from capital gains, if any.
(2)Security, or a portion thereof, is on loan.

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate(4)	Net Assets, End of Period (in thousands)
Avantis All Equity Markets ETF
2025	$72.43	1.49	8.96	10.45	(1.46)	$81.42	14.64%	0.03%	0.05%	2.00%	1.98%	0%	$596,612
2024	$60.97	1.33	11.44	12.77	(1.31)	$72.43	21.16%	0.03%	0.05%	2.02%	2.00%	2%	$418,840
2023(5)	$50.01	1.07	10.88	11.95	(0.99)	$60.97	24.04%	0.03%	0.05%	1.98%	1.96%	2%	$219,809

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Ratio of operating expenses to average net assets and ratio of operating expenses before expense waiver to average net assets does not include any fees and expenses of the underlying funds.
(4)Excludes securities received or delivered in kind.
(5)September 27, 2022 (fund inception) through August 31, 2023.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate(4)	Net Assets, End of Period (in thousands)
Avantis All Equity Markets Value ETF
2025	$61.65	1.64	7.37	9.01	(1.47)	$69.19	14.89%	0.03%	0.05%	2.60%	2.58%	0%	$160,010
2024	$52.59	1.39	8.98	10.37	(1.31)	$61.65	19.95%	0.03%	0.05%	2.42%	2.40%	8%	$96,173
2023(5)	$50.62	—(6)	1.97	1.97	—	$52.59	3.89%	0.03%	0.05%	(0.03)%	(0.05)%	0%	$18,405

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Ratio of operating expenses to average net assets and ratio of operating expenses before expense waiver to average net assets does not include any fees and expenses of the underlying funds.
(4)Excludes securities received or delivered in kind.
(5)June 27, 2023 (fund inception) through August 31, 2023.
(6)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate(4)	Net Assets, End of Period (in thousands)
Avantis All International Markets Equity ETF
2025	$58.48	2.40	9.39	11.79	(2.00)	$68.27	20.71%	0.03%	0.05%	3.85%	3.83%	0%	$341,175
2024	$51.18	1.74	7.40	9.14	(1.84)	$58.48	18.20%	0.03%	0.05%	3.14%	3.12%	0%	$42,546
2023(5)	$50.43	—(6)	0.75	0.75	—	$51.18	1.50%	0.03%	0.05%	(0.03)%	(0.05)%	0%	$640

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Ratio of operating expenses to average net assets and ratio of operating expenses before expense waiver to average net assets does not include any fees and expenses of the underlying funds.
(4)Excludes securities received or delivered in kind.
(5)June 27, 2023 (fund inception) through August 31, 2023.
(6)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate(4)	Net Assets, End of Period (in thousands)
Avantis All International Markets Value ETF
2025	$58.98	2.16	10.68	12.84	(2.25)	$69.57	22.44%	0.03%	0.05%	3.56%	3.54%	0%	$20,001
2024	$51.50	1.91	7.25	9.16	(1.68)	$58.98	18.11%	0.03%	0.05%	3.44%	3.42%	0%	$3,097
2023(5)	$50.37	—(6)	1.13	1.13	—	$51.50	2.26%	0.03%	0.05%	(0.03)%	(0.05)%	0%	$386

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Ratio of operating expenses to average net assets and ratio of operating expenses before expense waiver to average net assets does not include any fees and expenses of the underlying funds.
(4)Excludes securities received or delivered in kind.
(5)June 27, 2023 (fund inception) through August 31, 2023.
(6)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate(4)	Net Assets, End of Period (in thousands)
Avantis Moderate Allocation ETF
2025	$58.77	1.68	4.90	6.58	(1.49)	$63.86	11.40%	0.03%	0.05%	2.80%	2.78%	0%	$40,553
2024	$51.44	1.43	7.06	8.49	(1.16)	$58.77	16.68%	0.03%	0.05%	2.58%	2.56%	0%	$16,162
2023(5)	$50.39	0.06	0.99	1.05	—	$51.44	2.09%	0.03%	0.05%	0.69%	0.67%	0%	$2,058

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Ratio of operating expenses to average net assets and ratio of operating expenses before expense waiver to average net assets does not include any fees and expenses of the underlying funds.
(4)Excludes securities received or delivered in kind.
(5)June 27, 2023 (fund inception) through August 31, 2023.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Century ETF Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Avantis® All Equity Markets ETF, Avantis® All Equity Markets Value ETF, Avantis® All International Markets Equity ETF, Avantis® All International Markets Value ETF, and Avantis® Moderate Allocation ETF, (the “Funds”), five of the funds constituting the American Century ETF Trust, as of August 31, 2025, the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods indicated in the table below; and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, and the results of their operations, the changes in their net assets, and the financial highlights for the periods listed in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Fund Constituting the American Century ETF Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Avantis® All Equity Markets ETF	For the year ended August 31, 2025	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025 and 2024, and the period from September 27, 2022 (fund inception) through August 31, 2023
Avantis® All Equity Markets Value ETF	For the year ended August 31, 2025	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025 and 2024, and the period from June 27, 2023 (fund inception) through August 31, 2023
Avantis® All International Markets Equity ETF
Avantis® All International Markets Value ETF
Avantis® Moderate Allocation ETF

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
October 16, 2025

We have served as the auditor of one or more American Century investment companies since 1997.
28

Approval of Management Agreements

At a meeting held on June 11, 2025, the Funds’ Board of Trustees (the “Board”) unanimously approved the renewal of the management agreements pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees.

Prior to its consideration of the renewal of the Funds’ management agreements, the Trustees requested and reviewed extensive data and information compiled by the Advisor and certain independent data providers concerning each Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its Audit Committee on a continual basis and the information received was supplemental to the extensive information that the Board and its Audit Committee receive and consider over time.

In connection with its consideration of the renewal of the management agreements, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to:

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to each Fund;
•the wide range of programs and services the Advisor and other service providers provide to each Fund and its shareholders on a routine and non-routine basis;
•each Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other funds with similar investment objectives and strategies;
•the cost of owning each Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to each Fund, the profitability of each Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of each Fund;
•any collateral benefits derived by the Advisor from the management of each Fund;
•fees and expenses associated with any investment by each Fund in other funds;
•payments to intermediaries by each Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The independent Trustees met separately in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The independent Trustees also held active discussions with the Advisor regarding the renewal of the management agreements. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreements for the Funds. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreements, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under each Fund’s management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include the following:

•constructing and designing each Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of each Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
29

•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans, if applicable)

Investment Management Services. The nature of the investment management services provided to each Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board provides oversight of the investment performance process. It regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Board found the investment management services provided by the Advisor to each Fund to be satisfactory and consistent with its respective management agreement.

Shareholder and Other Services. Under the management agreements, the Advisor provides each Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its Audit Committee, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, if applicable, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under the respective management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund (pre- and post-distribution), and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreements, and the reasonableness of the terms of the current management agreements. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to the Funds and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreements provide that each Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of each Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1, and, for certain funds, fees and expenses of each Fund’s independent Trustees (including their independent legal counsel). Under the unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Funds and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing each Fund’s unified fee to the total expense ratios of its peers. The Board concluded that the management fee paid by each Fund to the Advisor under its respective management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to funds or other advisory clients managed similarly to the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of each Fund. The Board analyzed this information and concluded that the fees charged and services provided to each Fund were reasonable by comparison.

30

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by each Fund and the Advisor and services provided in response thereto. These payments could include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for each Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of each Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in each Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to each Fund.

Set forth below are certain of the Fund-specific factors that the Board considered in addition to the other factors described herein:

Avantis All Equity Markets ETF - The Fund’s performance was below its benchmark for the one-year period reviewed by the Board. The unified fee charged to shareholders of the Fund was the lowest of the total expense ratios of the Fund’s peer expense universe and peer expense group. The Board and the Advisor agreed to continue the temporary reduction of the Fund’s annual unified management fee of 0.02% for at least one year, beginning August 1, 2025.
Avantis All Equity Markets Value ETF - The Fund’s performance was above its benchmark for the one-year period reviewed by the Board. The unified fee charged to shareholders of the Fund was the lowest of the total expense ratios of the Fund’s peer expense universe and peer expense group. The Board and the Advisor agreed to continue the temporary reduction of the Fund’s annual unified management fee of 0.02% for at least one year, beginning August 1, 2025.
Avantis All International Markets Equity ETF - The Fund’s performance was above its benchmark for the one-year period reviewed by the Board. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was the lowest of its peer expense group. The Board and the Advisor agreed to continue the temporary reduction of the Fund’s annual unified management fee of 0.02% for at least one year, beginning August 1, 2025.
Avantis All International Markets Value ETF - The Fund’s performance was below its benchmark for the one-year period reviewed by the Board. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was the lowest of its peer expense group. The Board and the Advisor agreed to continue the temporary reduction of the Fund’s annual unified management fee of 0.02% for at least one year, beginning August 1, 2025.
Avantis Moderate Allocation ETF - The Fund’s performance was below its benchmark for the one-year period reviewed by the Board. The unified fee charged to shareholders of the Fund was the lowest of the total expense ratios of the Fund’s peer expense universe and peer expense group. The Board and the Advisor agreed to continue the temporary reduction of the Fund’s annual unified management fee of 0.02% for at least one year, beginning August 1, 2025.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreements are fair and reasonable and that the management fee charged to each Fund is fair in light of the services provided and that the management agreements between the Funds and the Advisor should be renewed for an additional one-year period.
31

Other Tax Information
The following information is provided pursuant to provisions of the Internal Revenue Code (IRC).

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended August 31, 2025.

The funds hereby designate the following, or up to the maximum amount allowable, for the fiscal year ended August 31, 2025.

Corporate Dividends Received Deduction
Avantis All Equity Markets ETF	$4,600,417
Avantis All Equity Markets Value ETF	$1,330,370
Avantis All International Markets Equity ETF	—
Avantis All International Markets Value ETF	—
Avantis Moderate Allocation ETF	$178,902

For the fiscal year ended August 31, 2025, the funds intend to pass through to shareholders the following foreign source income and foreign taxes paid, or up to the maximum amount allowable, as a foreign tax credit.

	Foreign Tax Credit		Foreign Source Income
	Amount	Per Outstanding Share	Amount	Per Outstanding Share
Avantis All Equity Markets ETF	$192,119	$0.0262	$4,424,860	$0.6039
Avantis All Equity Markets Value ETF	$74,981	$0.0324	$1,925,538	$0.8327
Avantis All International Markets Equity ETF	$95,027	$0.0190	$5,431,999	$1.0869
Avantis All International Markets Value ETF	$5,674	$0.0197	$636,208	$2.2129
Avantis Moderate Allocation ETF	$7,074	$0.0111	$175,281	$0.2760

The funds utilized the following earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction (tax equalization) during the period ended August 31, 2025.

Dividends Paid Deduction (Tax Equalization)
Avantis All Equity Markets ETF	—
Avantis All Equity Markets Value ETF	—
Avantis All International Markets Equity ETF	—
Avantis All International Markets Value ETF	—
Avantis Moderate Allocation ETF	$58,553
32

Contact Us	avantisinvestors.com
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Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-98024 2510

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)     The proxy disclosures are included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

A statement regarding the basis for the board of directors’ approval of the investment advisory contract is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 13(a)(1) to American Century ETF Trust’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on File No. 811-23305, on October 25, 2018.

(a)(2) Not applicable.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century ETF Trust

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	October 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	October 29, 2025

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	October 29, 2025